Exhibit 99.2 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Redacted ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade x Exceptions (Reject / Non-curable)	Grade x Exceptions (Conditions / Curable)	Grade x Exceptions (Warnings)	Grade x Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
86929849	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/15/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,403.95	5.375%	180	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	35.038%	First	Short Form Policy	Not Applicable	Not Applicable	08/29/2016	xx	Not Applicable	2.000%	$1,892.83	10/01/2016	Financial Hardship	Updated title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx
 * Junior mortgage in amount of xx, recorded on xx/xx/xxxx in favor of xx
 *  Junior mortgage in amount of xx, recorded on xx/xx/xxxx in favor of xx
.. * Junior mortgage in amount of xx, recorded on xx/xx/xxxx in favor of  xx
Active Judgments and Liens;
x) There are x unpaid Muni/City/Code liens found against the subject property recorded on different dates totaling in the amount of $xxxx both the liens are in the favor of xx'.
* There are x muni/city/code liens which are not against the subject property.
* There are x Muni/city/code liens which failed to obtain building permit.
x) There are x unpaid state tax liens against the borrower recorded on different dates totaling in the amount of xx
x) There are six civil judgments against the borrower recorded on different dates totaling in the amount of xx
x) There are four credit card judgments against the borrower recorded on different dates totaling in the amount of xx,xxx.xx all the lines are in the favor of xx. Property Tax Status; x) County taxes for the year of xxxx have been paid in the amount of $xx,xxx.xx on xx/xx/xxxx. No prior year delinquent taxes have been found pending.	The payment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx. As per tape data current Interest Rate is x.xxx %.	Collections Comments: Collections Comments: The collection comments show that the borrower is performing next payment due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.The current UPB is in the amount of $xx,xxx.xx. As per tape data current Interest Rate is x.xxx %. The loan modification agreement was made between xx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be xx/xx/xxxx. As per comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. Judgment figure data referred completed on dated xx/xx/xxxx. As per servicing comments dated xx/xx/xxxx Foreclosure was stop due to Reinstatement. No further details have been found. No evidence of damage or repair has been found. It seems property is in good condition. Foreclosure Comments: As per comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. Judgment figure data referred completed on dated xx/xx/xxxx. As per servicing comments dated xx/xx/xxxx Foreclosure was stop due to Reinstatement. No further details have been found. Bankruptcy Comments: Not Applicable.
Foreclosure Comments: As per comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. Judgment figure data referred completed on dated xx/xx/xxxx. As per servicing comments dated xx/xx/xxxx Foreclosure was put on hold due to Reinstatement. No further details have been found.
Bankruptcy Comments: Not Applicable	The loan modification agreement was made between xx on xx with the new modified unpaid principal balance is $xxx,xxx.xx. The interest bearing amount was $xxx,xxx.xx with interest rate x.xxx% and the modified P&I was $x,xxx.xx. The first modified payment due date was x/x/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing form loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing form loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing form loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66066335	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$689.78	6.875%	360	xx	xx	Conventional	Fixed	Purchase	45.672%	45.672%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	56.876%	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2016	xx	Not Applicable	3.125%	$342.54	12/01/2016	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxloans,xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xxactive judgments or liens have been found.
xxcounty taxes of xxxx have been paid in the amount of $xxx.xx.
xxcounty taxes of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of  $xxx.xx and it was applied for the due date of xx/xx/xxxx.
xxto the PACER, the borrower xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xxloan was modified on xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90574749	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$359.15	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	5.559%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx's xx.
xxchain of assignment is complete. xxmortgage assignment is with xx.
xxjudgments and liens found pending are as follows:
xxis one xxlien open against the subject property in the amount of xxheld by xxof xx-xxand recorded xx/xx/xxxx.
xxcounty taxes for the year of xxxx-xx have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the last payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.	xx: xxloan is in collections. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the last payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.
xxto the PACER, the debtor “xx” had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed by “xx” on xx/xx/xxxx shows the claim amount of xxand arrearage in the amount of $x,xxx.xx. xxmotion xxwas filed on xx/xx/xxxx.
xxcase was dismissed on xx/xx/xxxx.

xx: xx: xxto the PACER, the debtor “xx” had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed by “xx” on xx/xx/xxxx shows the claim amount of xxand arrearage in the amount of $x,xxx.xx. xxmotion xxwas filed on xx/xx/xxxx.
xxcase was dismissed on xx/xx/xxxx.
Not Applicable	Affiliated Business Disclosure	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrowers."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The note date is xx/xx/xxxx and settlement date is xx/xx/xxxx. Hence the settlement date is different from the note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25879629	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/19/2024	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$644.37	9.750%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.342%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	Not Applicable	2.000%	$284.39	08/01/2016	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the loan was originated on xx/xx/xxxx in the amount of xxin favor of xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxare x IRS liens against the borrower in the total amount of xxin favor of xxof the xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.
xxare x xxagainst the name of borrower in favor of xxof xxof xxwhich were recorded in between xx/xx/xxxx-xx/xx/xxxx in the total amount of xx.
xxare multiple judgments against the name of borrower in the total amount of xxwhich were recorded in between xx/xx/xxxx-x/xx/xxxxmultiple plaintiffs.
xxannual combined taxes of xxxx have been paid in the total amount of $xxx.xx.
xxprior year delinquent taxes have been found.

xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx % and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.	xx: xxloan is active in bankruptcy. xxdebtor “xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of $x,xxx.xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper plan dated xx/xx/xxxx debtor shall pay directly to the subject creditor with monthly payment of $xxx.x. xxloan is active bankruptcy and date of last filing is xx/xx/xxxx xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx % and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.
xxloan has been modified twice since origination. xxloan has been modified on xx/xx/xxxx with fixed amortization between borrower “xx” and lender “xx, xx.”  xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxper mod the deferred balance other than principal is xx.

xxper lis pendens available with updated title report the foreclosure proceedings were initiated on the property. xxcomplaint was filed on xx/xx/xxxx with case no# xx xx, the loan was modified on xx/xx/xxxx and it seems that FC was closed. xxloan is on active bankruptcy as the debtor had filed bankruptcy under ch# xx on xx/xx/xxxx with case# xx xxavailable comments do not reflect any evidence of foreclosure.

xxproperty is owner occupied and no visible damages were reported.

xx: xxper lis pendens available with updated title report the foreclosure proceedings were initiated on the property. xxcomplaint was filed on xx/xx/xxxx with case no# xx xx, the loan was modified on xx/xx/xxxx and it seems that FC was closed. xxloan is on active bankruptcy as the debtor had filed bankruptcy under ch# xx on xx/xx/xxxx with case# xx xxavailable comments do not reflect any evidence of foreclosure.
xx: xxdebtor “xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of $x,xxx.xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper plan dated xx/xx/xxxx debtor shall pay directly to the subject creditor with monthly payment of $xxx.x. xxloan is active bankruptcy and date of last filing is xx/xx/xxxx.

xxloan has been modified twice since origination. xxloan has been modified on xx/xx/xxxx with xxamortization between borrower “xx” and lender “xx, xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxper mod the deferred balance other than principal is xx.	Affiliated Business Disclosure Missing Required Disclosures Mortgage Insurance	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is conventional loan and LTV exceeds xx.xx% hence required MI Certificate which is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing form loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing form loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51907900	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/21/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$698.75	6.125%	360	xx	xx	Conventional	Fixed	Refinance	65.714%	65.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	11/20/2018	xx	Not Applicable	2.000%	$522.24	01/01/2019	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xxwith xx's xx. xxof assignment is completed as the current assignee is xx.
xxis a junior mortgage in the amount of xxrecorded with xx
xxare two junior civil judgments in the total amount of xxxxx.xx.
xxestimated tax is $xxx.xx.
xxpayment history as of xx/xx/xxxx shows that the loan is in delinquency for xx month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date of xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xxof loan file and servicing comment shows that the loan is in delinquency for xx month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date of xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.
xxprocess was started on the loan in xxxx. FC file was referred to attorney on xx/xx/xxxx and xxwas filed on xx/xx/xxxx. xxthe FC was placed on hold due to MOD. xxloan modification agreement was made between xx (borrower) and xxservices LLC on xx/xx/xxxx. xxis making payments as per MOD and FC is still on hold.
xxevidence of post-closing BK has been found.

xx: xxprocess was started on the loan in xxxx. FC file was referred to attorney on xx/xx/xxxx and xxwas filed on xx/xx/xxxx. xxthe FC was placed on hold due to MOD. xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx. xxis making payments as per MOD. xxis in delinquency for xx month and next due date is xx/xx/xxxx. xxtitle report states in its alert note that case# xx (xxmisc) has been dismissed. xxafter that a new lis pendens has been filed on xx/xx/xxxx.
xx: xx	xxloan modification agreement was made between xx (borrower) and xxservices LLC on xx/xx/xxxx with the new modified unpaid principal balance of xx. xxpromised to pay the loan with fixed interest rate of x.xxx% and the modified P&I of $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing form loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan file"
* Missing Required Disclosures (Lvl x)     "List of service providers is missing form loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing form loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47471154	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$998.17	$1,587.42	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	79.823%	79.823%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.449%	First	Commitment	Not Applicable	Not Applicable	12/06/2017	xx	Not Applicable	4.500%	$1,064.83	01/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the loan was originated on xx/xx/xxxx in the amount of xxin favor of xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxis one judgment against the name of borrower in the total amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.
xxannual combined taxes of xxxx have been paid in the total amount of x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx % and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.	xx: xxloan is active in bankruptcy. xxdebtor “xxW xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxto approve loan modification was filed by debtor on xx/xx/xxxx and it was approved on xx/xx/xxxx. xxloan was modified and debtor started the payment as per mod with new interest rate of x.xx%. xxper plan dated xx/xx/xxxx debtor shall cure arrears through plan with monthly payment of $x,xxx.xx. xxto dismiss was filed by trustee on xx/xx/xxxx and order approved was entered on xx/xx/xxxx with the condition than if debtor resumes the regular monthly payment within xx days of this order then xxwill deny or if the debtor become more than xx days delinquent then xxto dismiss will grant.
xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx % and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.
xxloan has been modified once since origination. xxloan has been modified on xx/xx/xxxx with xxamortization between borrower “xxW xxand xx” and lender “xx.”  xxnew principal balance is xx. xxpromised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxballoon addendum attached with mod located at xx shows that lender agrees to immediately forgive an amount equal to xxand the amortized principal balance is xx.

xxper comment dated xx/xx/xxxx foreclosure was placed on hold due to bankruptcy which was filed by debtor on xx/xx/xxxx under ch# xx with case# xx xxloan was modified on xx/xx/xxxx through the bankruptcy. xxper available comment dated xx/xx/xxxx xxto dismiss the foreclosure was uploaded and it was granted on xx/xx/xxxx. xx, no further details have been found regarding foreclosure proceedings.
xxproperty is owner occupied and no visible damages were reported.

xx: xxper comment dated xx/xx/xxxx foreclosure was placed on hold due to bankruptcy which was filed by debtor on xx/xx/xxxx under ch# xx with case# xx xxloan was modified on xx/xx/xxxx through the bankruptcy. xxper available comment dated xx/xx/xxxx xxto dismiss the foreclosure was uploaded and it was granted on xx/xx/xxxx. xx, no further details have been found regarding foreclosure proceedings.
xx: xxdebtor “xxW xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxto approve loan modification was filed by debtor on xx/xx/xxxx and it was approved on xx/xx/xxxx. xxloan was modified and debtor started the payment as per mod with new interest rate of x.xx%. xxper plan dated xx/xx/xxxx debtor shall cure arrears through plan with monthly payment of $x,xxx.xx. xxto dismiss was filed by trustee on xx/xx/xxxx and order approved was entered on xx/xx/xxxx with the condition than if debtor resumes the regular monthly payment within xx days of this order then xxwill deny or if the debtor become more than xx days delinquent then xxto dismiss will grant. xxdate of filing is xx/xx/xxxx.	xxloan has been modified once since origination. xxloan has been modified on xx/xx/xxxx with xxamortization between borrower “xxW xxand xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxballoon addendum attached with mod located at xx xx shows that lender agrees to immediately forgive an amount equal to xxand the amortized principal balance is xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing form loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6896848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,384.28	5.250%	180	xx	xx	Conventional	Fixed	Refinance	61.500%	61.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	35.563%	First	Commitment	Not Applicable	Not Applicable	05/22/2017	xx	Not Applicable	3.250%	$388.90	07/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xx.” for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from “xxto xx” which was recorded on xx/xx/xxxx.
xxis subordinated mortgage originated prior to the subject mortgage on xx/xx/xxxx against the subject property in the favor of “xx.” for the amount of xxwhich was recorded on xx/xx/xxxx. xxsubordination agreement was recorded on xx/xx/xxxx.
xxto document located at “xx# xx xx# xx the foreclosure was initiated due to this mortgage and the complaint was filed by xxon xx/xx/xxxx with the case xx. xxto document located at “xx”, the judgment was entered on xx/xx/xxxx. xxsale was scheduled on xx/xx/xxxx. xxfurther details of foreclosure proceedings have been found. xxthe time foreclosure initiation, the subject mortgage assignment is with “xx”. xx, the subject creditor has not been listed in said foreclosure documents.
xxis one judgment against the borrower, “xx” in the favor of xxof xxfor the amount of $xx.xx which was recorded on xx/xx/xxxx.
xxare three credit card judgments against the borrower, “xx” in the favor of xxand xx for the total amount of xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.
xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the loan is currently performing and the borrower has been making regular payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.x with an interest rate of x.xxxx% which was applied for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is currently in bankruptcy and the borrower has been making regular payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.x with an interest rate of x.xxxx% which was applied for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx. xxloan was modified twice since origination. xxmodification agreement was made on xx/xx/xxxx between the borrower “xxR, xx, xxM” and lender “xx, xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.
xxto document located at “xx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxfurther details have been found.
xxborrower, "xxR. xx" had filed the bankruptcy under chapter xx with case# xx POC has been filed by the creditor, "xx." for the secured claim amount of xxand the amount of arrearage of $x,xxx.xx on xx/xx/xxxx. xxof dismissing the case was filed on xx/xx/xxxx xxto reconsideration of case was filed on xx/xx/xxxx. xxfor same was granted on xx/xx/xxxx.
xxvoluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xxto chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months.
xxto comment dated xx/xx/xxxx, the borrower had requested draw amount of $x,xxx.xx. xxto comment dated xx/xx/xxxx and document located at xx, the loss draft check has been sent to borrower for the amount of $x,xxx.xx. xxto document located at xx the subject property had damaged due to windstorm and hail on xx/xx/xxxx. xxestimated repair cost was in the amount of xx. xxto loss draft checks located at “xx”, the total amount of xxhas been sent to the borrower. xx, it is unable to determine whether repairs have been completed or not.

xx: xxto document located at xx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxfurther details have been of foreclosure proceedings have been found. xxloan was modified on xx/xx/xxxx.
xx: xxborrower, "xxR. xx" had filed the bankruptcy under chapter xx with case# xx POC has been filed by the creditor, "xx." for the secured claim amount of xxand the amount of arrearage of $x,xxx.xx on xx/xx/xxxx. xxof dismissing the case was filed on xx/xx/xxxx xxto reconsideration of case was filed on xx/xx/xxxx. xxfor same was granted on xx/xx/xxxx.
xxvoluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xxto chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months.	xxloan was modified twice since origination. xxmodification agreement was made on xx/xx/xxxx between the borrower “xxR, xx, xxM” and lender “xx, xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promises to pay $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrowers."
* ROR not hand dated by borrower(s) (Lvl x)     "Right of Rescission is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84172175	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,388.67	11.290%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	10/01/2019	xx	Not Applicable	6.000%	$1,122.60	11/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xx. of xx” for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has not been completed. xx, the assignment is from xx. which was recorded on xx/xx/xxxx. xxmissing assignment from xxN.A., as xxfor LSFx xxto xx. xxis one junior IRS lien against the borrower in the favor of xxof the xx-xxfor the amount of xxwhich was recorded on xx/xx/xxxx. xxis one junior state tax lien against the borrower in the favor of xxof xxfor the amount of xxwhich was recorded on xx/xx/xxxx. xxis one junior judgment against the borrower in the favor of xxof xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx. xxcounty taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xx, any prior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx%. xxper tape data, the new UPB is reflected in the amount of xx.	xx: xxper the servicing comment as of xx/xx/xxxx, the loan is active in the bankruptcy.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx%. xxper tape data, the new UPB is reflected in the amount of xx.
xxreason for default is curtailment of income.
xxloan was modified thrice since origination. xxmodification agreement made between the borrower xxand lender “xxLP” on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxper the modification agreement rider which is located at “xx" the lender permanently waived in the amount of xxin principal balance and the forgiven amount is exceeds more than x% of loan amount. xxborrower has promises to pay for the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxPOC filed on xx/xx/xxxx for the secured claim amount is xxand  the arrearage amount of xx.
xx-D in xxpetition shows that the amount of claim is in the amount of xxand value collateral is in the amount of xx, the unsecured portion amount is xx.
xxsubject property is owner occupied. xx, any damage and repairs have been found.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx and it was delay by filing bankruptcy under chapter-xx on xx/xx/xxxx with the xx# xx xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxPOC filed on xx/xx/xxxx for the secured claim amount is xxand the arrearage amount of xx. xx-D in xxpetition shows that the amount of claim is in the amount of xxand value collateral is in the amount of xx, the unsecured portion amount is xx.	xxloan was modified thrice since origination. xxmodification agreement made between the borrower xxand lender “xxLP” on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxper the modification agreement rider which is located at xx the lender permanently waived in the amount of xxin principal balance and the forgiven amount is exceeds more than x% of loan amount. xxborrower has promises to pay for the amount of $xxxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl x)     "List provider disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan files."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23237618	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,470.63	9.480%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	55.544%	First	Final policy	Not Applicable	Not Applicable	11/30/2014	xx	$74,580.09	4.000%	$556.18	01/30/2015	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xxwith xx xxof assignment is completed as the current assignee is xx and xx.
xxtitle report shows three active HOA liens however, the liens amounts for all three liens are $x.xx. xxnote states that “xxHOA xxshow as active and state 'xxdetail exists - xxpayoff may not be accurate'. xxamounts shown at this time.”
xxestimated tax is $x,xxx.xx.
xxper review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast interest only payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxper servicing comments the loan is in active bankruptcy. xxper review of payment history as of xx/xx/xxxx the borrower is delinquent for x months. xxlast interest only payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxloan modification agreement was on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx %. xxamount of xxhas been deferred from new principal balance. xxtotal interest-bearing principal is in the amount of xx. xxborrower had promised to pay interest only payment in the amount of $xxx.xx and then after monthly P&I payment in the amount of $xxx.xx which was started on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xx: xx: xxto the PACER, the xx-xx, xx (xx) had filed the bankruptcy under chapter-xx with case # xx xx/xx/xxxx. . xxPOC was filed on xx/xx/xxxx with the secure claim in the amount of xxand with arrearage amount of xx. xxper scheduled D of voluntary petition, the amount of claim is in the amount of xxand the value of collateral is xx. xxthe unsecured portion remains in the amount of xx. xxBK plan was filed on xx/xx/xxxx which got confirmed on xx/xx/xxxx. xxof last filling was xx/xx/xxxx. xxloan is currently in active bankruptcy.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxand fixed interest rate of x.xxx %. xxamount of xxhas been deferred from the new principal balance. xxthe total interest-bearing amount is xx. xxborrower had promised to pay interest only payment in the amount of $xxx.xx starting from xx/xx/xxxx. xxonly period will be end at xx/xx/xxxx. xxinterest only period the loan term will be back as per xxor there will be change in payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to confirm the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64377507	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$666.84	10.500%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	50.145%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx. xxchain of assignment had not been completed as currently the assignment is with xx, xxof the xx. xx, it should be with xx or xx. xxactive judgments or liens have been found pending. xx; x) xxcity taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. x) xxcity taxes for the year of xxxx are found delinquent for the amount of $xx.xx with the good through date of xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is xx.xxx% with P&I in the amount of $xxx.xx.	xx: xxcomments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is xx.xxx% with P&I in the amount of $xxx.xx. xxloan was not modified since origination. xxforeclosure was not initiated in the loan. xxloan is currently in active bankruptcy. xxcomment dated xx/xx/xxxx shows that the subject property is owner occupied.
xx: xx: xxto PACER, the borrower “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxPOC was filed on xx/xx/xxxx in the claim amount of xxwith arrearage in the amount of xx.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplinaceEase risk indicator is moderate as the loan is failing for the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
 The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing credit report (Lvl x)     "Credit report is missing from loan file"
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24259186	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$587.57	7.625%	360	xx	xx	Conventional	Fixed	Refinance	65.446%	65.446%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxand xxcompany of xx.
xxchain of mortgage assignment is incomplete as no as bee assignment found. xxshould be with xx.
xxis a junior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.

xxis hospital lien open against the borrower in the amount of xxin favor of xxand it was recorded on xx/xx/xxxx.
xxis final order (civil judgment) open against the borrower in the amount of xxin favor of xxand it was recorded on xx/xx/xxxx.

xxand second town taxes of xxxx have been paid in the total amount of $xxx.xx.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx.
xxto the PACER, xx(borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.  POC was filed by xxand xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxand regular payment will be paid in the amount of $x,xxx.xx monthly. xxplan was confirmed on xx/xx/xxxx.
xxloan was in foreclosure in xxxx. xxsale
xx was scheduled on xx/xx/xxxx. xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.
xxto collection comment, no damages or repairs have been found.
xx: xxloan was in foreclosure in xxxx. xxsale
xx was scheduled on xx/xx/xxxx. xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.
xx: xxto the PACER, xx(borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed by xxand xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxand regular payment will be paid in the amount of $x,xxx.xx monthly. xxplan was confirmed on xx/xx/xxxx.xxMFR was filed on xx/xx/xxxx and its order was granted on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Available copy of Final HUD -x contains handwritten fees."	* Application Missing (Lvl x) "The Final xxxx is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing in the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final Til is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80725228	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$932.77	7.875%	360	xx	xx	Conventional	Fixed	Purchase	76.282%	76.282%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.295%	First	Final policy	Not Applicable	Not Applicable	11/01/2010	xx	Not Applicable	5.500%	$795.13	12/01/2010	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of mortgage assignment is incomplete. xxthere is no assignment found. xxshould be with xx. xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status. xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxto the PACER, xxR xxand xxA xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. xxforeclosure proceedings have been found. xxto collection comment, no damages or repairs have been found.
xx: xx: xxto the PACER, xxR xxand xxA xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Compliance Ease Risk Indicator is "Elevated" “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit report is missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrowers."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22743251	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$877.33	7.875%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	34.534%	First	Final policy	Not Applicable	Not Applicable	04/01/2017	xx	$98,000.00	2.000%	$448.40	04/01/2017	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx. xxof assignment is complete as the current assignee is xx.
xxis a junior mortgage in the amount of xxrecorded with xx, xx.
xxare two junior civil judgments in the total amount of xx.
xxtax note states that “xxxx/xxxx xxand xxxx xx/xxreal estate taxes have been paid as reported. xxare no prior year real estate delinquencies.”
xxpayment history as of xx/xx/xxxx shows that the loan is in performing stage and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxto the review of collection comments currently the loan is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx (xxC xx) had filed bankruptcy under chapter-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxper schedule D of voluntary petition the amount of claim is xxand value of collateral is xxhence the unsecured portion is xx. xxis still in active BK.
xxevidence of post-closing FC has been found.

xx: xx: xx (xxC xx) had filed bankruptcy under chapter-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxper schedule D of voluntary petition the amount of claim is xxand value of collateral is xxhence the unsecured portion is xx. xxis still in active BK.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance of xx. xxis xxand the deferred balance is xx. xxpromised to pay the loan with step interest rate completing in three steps. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Balloon Rider Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Balloon Rider Missing (Lvl x) "Balloon Rider is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA APR Test.
Loan data x.xxx% comparison data x.xxx% hence the variance is -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87858031	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/05/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,453.32	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	77.197%	77.197%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	45.523%	First	Final policy	Not Applicable	Not Applicable	12/31/2019	xx	Not Applicable	4.000%	$1,086.64	01/01/2020	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender “xx.” and borrower “xxE. xx” in amount of xxwhich was recorded on xx/xx/xxxx xx/xx/xxxxxxx / xxx.
xxchain of assignment is complete. xxassignment is with ‘xx., A
xx’ which was recorded xx/xx/xxxx.
xxprior delinquent taxes have been found.
xxare x HOA liens in the total amount of xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively in the favor of ‘’ xx.
xxare two civil judgments against the borrower in the total amount of $x,xxx.xx in the favor of ‘’ xx’.
xxcombined taxes for xxxx have been paid off in amount of $x,xxx.xx.
xxof updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx:

xxnotes and comments.xlsx

xxof updated payment history dated xx/xx/xxxx shows that the loan is performing and borrower is making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.

xxwas filed by “xxE xx” under the chapter xx case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxwas confirmed on xx/xx/xxxx. BK case was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.

xxreview of collection comment states that foreclosure was initiated on subject property. xxcomment dated xx/xx/xxxx shows that foreclosure sale was xx/xx/xxxx but foreclosure file was put on hold for loss mitigation.
xxloan was modified on xx/xx/xxxx and borrower is making the payment as per modified terms. xxfurther details have been found regarding foreclosure sale.

xxcomment dated xx/xx/xxxx shows that subject property is occupied by unknown occupant. xxvisible damages repairs have been found. xxcomment dated xx/xx/xxxx shows that reason for default is out of work.

xx: xxreview of collection comment states that foreclosure was initiated on subject property. xxcomment dated xx/xx/xxxx shows that foreclosure sale was xx/xx/xxxx but foreclosure file was put on hold for loss mitigation.
xxloan was modified on xx/xx/xxxx and borrower is making the payment as per modified terms. xxfurther details have been found regarding foreclosure sale.

xx: xxwas filed by “xxE xx” under the chapter xx case# xx xx/xx/xxxx. xxPOC deadline was set xx/xx/xxxx and creditor has filed POC on xx/xx/xxxx (xxdate) with secured amount is xxand arrearage is xx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxwas confirmed on xx/xx/xxxx. BK case was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the fixed rate. xxnew principal balance of xxand interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxprincipal forgiven amount is xx.
xxloan was modified two times in xxxx and xxxx.	Affiliated Business Disclosure Credit Report Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to,
x. This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x. This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "CE State Regulation Test Failed due to,
This loan failed the prohibited fees test.The loan charges one or more prohibited inspection fees that are not needed to ascertain the completion of construction or repairs. MD Code §xx-xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test Failed due to,
x. This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x. This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing from loan file"
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23967723	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.30	7.870%	360	xx	xx	Conventional	Fixed	Cash Out	83.181%	83.181%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xxwith xx. xxof assignment is incomplete as current assignee is xx. xxshould be with xx and xx.
xxis a junior mortgage in the amount of xxrecorded with xx, xx.
xxactive judgments or liens have been found.
xxestimated tax is $x,xxx.xx.
xxof payment history as of xx/xx/xxxx shows that the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxxx.x for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxof loan file and servicing comment shows that the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxxx.x for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxof xxhas been found in the collection comment. FC file was referred to attorney on xx/xx/xxxx. xxit was placed on hold due to loss mitigation.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxis still in active BK.

xx: xxof xxhas been found in the collection comment. FC file was referred to attorney on xx/xx/xxxx. xxit was placed on hold due to loss mitigation.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxis still in active BK.

xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim amount of xxand the collateral value of xx.  xxfor relief from stay was filed on xx/xx/xxxx. xx-petition due date is xx/xx/xxxx. xxis still in active BK.
Not Applicable	Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test.
																																																																																								Loan data $xxx,xxx.xx, comparison data $xxx,xxx.xx hence the variance is -$xxx.xx"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60462184	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,142.05	5.750%	360	xx	xx	Conventional	Fixed	Refinance	79.878%	79.878%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	6.375%	$852.73	04/01/2019	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the amount of xxin favor of xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx. xxare x IRS liens against the borrower in the total amount of xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx in favor of xx. xxannual combined taxes have been paid in the total amount of $x,xxx.xx. xxprior year delinquent taxes have been found.	xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxloan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxloan has been modified twice since origination. xxfirst mod was made on xx/xx/xxxx. xxlatest modification was made on an effective date of xx/xx/xxxx between borrower “xxA xxand xx” and lender “xx.” xxnew principal balance of xxis xxfrom which lender agreed to forgive xxwhich exceeds x.xx% of modified principal balance. xxmodified principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxto the servicing comments and available documents foreclosure proceedings were initiated on the property. xxper xxlocated at xx the complaint was filed xx/xx/xxxx with case# xx xxdebtor had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx for failure to make plan payment and case was terminated on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that sale was scheduled on xx/xx/xxxx which was canceled for loan modification and the loan was on hold for the same. xxthe loan was modified and case was dismissed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx FC file was closed and case has been dismissed. xxfurther details have been found regarding foreclosure proceedings. xxsubject property is owner occupied. xxvisible damages were reported. xxreason for default is lost of job.
xx: xxto the servicing comments and available documents foreclosure proceedings were initiated on the property.  xxper xxlocated at "xx the complaint was filed xx/xx/xxxx with case# xx xxdebtor had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx for failure to make plan payment and case was terminated on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that sale was scheduled on xx/xx/xxxx which was canceled for loan modification and the loan was on hold for the same. xxthe loan was modified and case was dismissed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx FC file was closed and case has been dismissed. xxfurther details have been found regarding foreclosure proceedings.
xx: xxdebtor “xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xxbankruptcy was dismissed on xx/xx/xxxx for failure to make plan payment and case was terminated on xx/xx/xxxx.	xxloan has been modified twice since origination. xxfirst mod was made on xx/xx/xxxx. xxlatest modification was made on an effective date of xx/xx/xxxx between borrower “xxA xxand xx” and lender “xx.” xxnew principal balance of xxis xxfrom which lender agreed to forgive xxwhich exceeds x.xx% of modified principal balance. xxmodified principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD along with Itemization or Estimated HUD-x are missing from loan file."	* Application Missing (Lvl x) "The Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosures is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59817659	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$963.97	7.490%	361	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	Not Applicable	2.000%	$546.96	06/01/2014	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the loan was originated on xx/xx/xxxx in the amount of xxin favor of xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx.
xxactive judgments or liens have been found against the borrower or subject property.
xxannual combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxloan is performing and borrower has been making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.

xxdebtor “xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand no arrears. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper plan dated xx/xx/xxxx debtor shall pay outside the plan with regular monthly payment. xxlast filing date is xx/xx/xxxx.

xxloan has been modified once since origination. xxloan modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xx. xxrate started from x.xx% with new P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.

xxevidences have been found regarding foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

xx: xx: xxdebtor “xxand ” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand no arrears. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper plan dated xx/xx/xxxx debtor shall pay outside the plan with regular monthly payment. xxlast filing date is xx/xx/xxxx.	xxloan has been modified once since origination. xxloan modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xx. xxrate started from x.xx% with new P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required Disclosures Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x or Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service provider document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right to Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54572269	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,462.31	6.000%	360	xx	xx	FHA	Fixed	Purchase	99.216%	99.216%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	26.808%	First	Final policy	Not Applicable	Not Applicable	07/31/2017	xx	$80,260.87	5.000%	$1,321.12	09/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, an xx, and it was recorded on xx/xx/xxxx. xxchain of assignment has been completed as currently the assignment is with xx recorded on xx/xx/xxxx. xxand xx; x) x IRS liens found pending against the borrower xx & xxS xxrecorded on different dates totaling in the amount of xx. xxthe liens are in the favor of xxof the xx - xx. xx; x) xxcounty taxes for the year of xxxx have been paid in the amount of x,xxx.xx. xxany prior year taxes are delinquent have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcomments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxborrower has been making payments as per the loan modification agreement which was made on xx/xx/xxxx. xxto the modified terms, the new principal balance is xx. xxamount of xxof the new principal balance shall be considered as deferred principal balance. xxaddition,xxthere is a deferred principal eligible for forgiveness which shall be forgiven by the lender on each of the first, second and third anniversaries of xx/xx/xxxx and the interest bearing will be xx (xx# xx with  the rate of interest x.xx% and P&I of $x,xxx.xx beginning from xx/xx/xxxx with the new maturity date of xx/xx/xxxx.
xxto the available servicing comments dated from xx/xx/xxxx to xx/xx/xxxx, the foreclosure was initiated on the subject property in xxxx. xxforeclosure case was referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx with the case # xx xxto the final judgment for foreclosure located at "xx" the sale was been schedule for xx/xx/xxxx which was then rescheduled on for xx/xx/xxxx as per court order located at "xx". xx, the foreclosure was put on hold due to bankruptcy filed by the borrower on  xx/xx/xxxx.
xxloan is currently in active bankruptcy.

xx: xxto the available servicing comments dated from xx/xx/xxxx to xx/xx/xxxx, the foreclosure was initiated on the subject property in xxxx. xxforeclosure case was referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx with the case # xx xxto the final judgment for foreclosure located at "xx" the sale was been schedule for xx/xx/xxxx which was then rescheduled on for xx/xx/xxxx as per court order located at "xx". xx, the foreclosure was put on hold due to bankruptcy filed by the borrower on  xx/xx/xxxx.
xx: xxto the PACER, the debtors "xxand xx" had filed bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxD under voluntary petition filed on xx/xx/xxxx shows amount of claim without deducting the value of collateral is xx, value of collateral that the supports the claim as xxand unsecured portion is in the amount of xx.	xxborrower has been making payments as per the loan modification agreement which was made on xx/xx/xxxx. xxto the modified terms, the new principal balance is xx. xxamount of xxof the new principal balance shall be considered as deferred principal balance. xxaddition,xxthere is a deferred principal eligible for forgiveness which shall be forgiven by the lender on each of the first, second and third anniversaries of xx/xx/xxxx and the interest bearing will be xx (xx# xx with the rate of interest x.xx% and P&I of $x,xxx.xx beginning from xx/xx/xxxx with the new maturity date of xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variance is -$x,xxx.xx."
																																																																																								* Settlement date is different from note date (Lvl x) "As per original note "xxxxxxxx_Note_xxxxxxxx_xxxxxxxx", the loan was originated on xx/xx/xxxx. However, the settlement date according to final HUD-x is xx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8047936	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$261.26	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	43.000%	First	Final policy	Not Applicable	Not Applicable	12/01/2017	xx	Not Applicable	4.000%	$184.56	12/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xxof xx.
 xxchain of assignment has been completed as currently the assignment is with xxand xx. xx, it should be with xx.
 xxand xx;
x) xxjudgment found pending against the borrower xxE xxrecorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xx.
x) xxjudgment found pending against the borrower xxD xxrecorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xxand xx.
x) xxjudgment found pending against the borrower recorded on xx/xx/xxxx in the amount of xxwhich is in the favor of xxT xx.
x) xxstate tax lien found pending against the borrower xxrecorded on xx/xx/xxxx in the amount of $xxx.xx which is in the favor of xxof xx, xxof xx.
xx:
x) xxcombined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcomments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower agrees to pay the  P&I of $xxx.xx with interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxforeclosure was not initiated in the loan.
xxborrower had not filed bankruptcy.
xxloan is currently in performing stage.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower agrees to pay the P&I of $xxx.xx with interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplinaceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12684937	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	02/13/2020	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$693.72	6.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	02/20/2018	xx	Not Applicable	3.875%	$453.32	04/01/2018	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx. xxof assignment is completed as the current assignee is xx and xx.
xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxand recorded with xx xxis a junior civil judgment in the total amount of $x,xxx.xx recorded with xx.
xxestimated tax is $x,xxx.xx.
xxof payment history as of xx/xx/xxxx shows that the loan is currently performing stage and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdata shows UPB as of the date is in the amount of xx.	xx: xxof loan file and servicing comment shows that the loan is currently performing stage and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdata shows UPB as of the date is in the amount of xx.
xxforeclosure preceding was started on the loan by referring file to attorney on xx/xx/xxxx the collection comment dated xx/xx/xxxx shows that the judgment hearing date was xx/xx/xxxx.
 xxper collection comment dated xx/xx/xxxx the foreclosure was contested due to additional fees however same comment date further states that the contested process has been closed.
 xxper comment dated xx/xx/xxxx the foreclosure was dismissed or rescind. xxfurther detail about FC has been found. xxis performing.

xxevidence of post-closing BK has been found.

xx:
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.
xx: xxforeclosure preceding was started on the loan by referring file to attorney on xx/xx/xxxx the collection comment dated xx/xx/xxxx shows that the judgment hearing date was xx/xx/xxxx.
 xxper collection comment dated xx/xx/xxxx the foreclosure was contested due to additional fees however same comment date further states that the contested process has been closed."
 xxper comment dated xx/xx/xxxx the foreclosure was dismissed or rescind. xxfurther detail about FC has been found. xxis performing.

xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx. xxthe new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71321116	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,459.91	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	09/17/2018	xx	$86,076.42	4.500%	$1,135.15	10/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender "xx" to secure the loan amount of xxrecorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the assignment of mortgage is with xx.
xxare two HOA liens against the property in favor of for xxin the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx. xxis another HOA lien against the property in favor of for xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxaddress is not given in the liens supporting documents and all these HOA liens are open against the borrower “xx”.
xxcounty taxes of xxxx have been paid in the amount of $x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of xx/xx/xxxx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xxand modification deferred balance in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of xx/xx/xxxx and it was applied for the due date of xx/xx/xxxx.
xxper PACER, the borrower xxA. \, xx. had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.  POC was filed by \ xx, xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found.
xx: xx: xxper PACER, the borrower xxA. \, xx. had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed by \ xx, xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx.	xxloan modification agreement was made between xxA. xx. & xxC. (borrowers) and xx F/K/A xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xxUPB, the principal balance was deferred in the amount of $x,xxx.xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.. xxinterest bearing amount was xxwith interest rate x.x% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing form loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing form loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing form loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74029309	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$618.16	5.875%	360	xx	xx	Conventional	Fixed	Refinance	74.113%	74.113%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	08/01/2018	xx	$3,577.72	4.125%	$478.88	08/01/2018	Financial Hardship	xxper updated report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxheld by xx, xx recorded on xx/xx/xxxx with instrument no# xx xxchain of mortgage assignment has been completed. xxthe mortgage is with xx recorded on xx/xx/xxxx.
xxis a junior mortgage open against subject property originated on xx/xx/xxxx in the amount of xxheld by xx, xx recorded on xx/xx/xxxx with instrument no# xx xxactive judgments or liens have been found.
xxfor the year of xxxx has been paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
xxfor the year of xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx. xxgood through date is xx/xx/xxxx.
xxfor the year of xxxx are due in the total amount of $xxx.xx on xx/xx/xxxx. xxgood through date is xx/xx/xxxx.
xxcharges for the year of xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx.
xxcharges for the year of xxxx are delinquent in the total amount of xx. xxgood through date is xx/xx/xxxx.
xxof the payment history as of xx/xx/xxxx shows that the borrower is x month delinquent. xxlast P&I payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext payment is due for xx/xx/xxxx. xxUPB is not available in provided payment history. xxto tape date the UPB is in the amount of xx.	xx: xxof loan file and servicing comment shows that the borrower is x month delinquent. xxlast P&I payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext payment is due for xx/xx/xxxx. xxUPB is not available in provided payment history. xxto tape date the UPB is in the amount of xx.
xxborrower LaSh\awn xxhad filed bankruptcy under chapter xx with case # xx xx/xx/xxxx. xxto voluntary petition, the value of collateral is in the amount of xxand the amount of claim is in the amount of xx. xxsummery shows that the debtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxevidence of post-closing FC has been found.

xx: xx: xxborrower \ xxhad filed bankruptcy under chapter xx with case # xx xx/xx/xxxx. xxto voluntary petition, the value of collateral is in the amount of xxand the amount of claim is in the amount of xx. xxsummery shows that the debtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxand interest rate of x.xxx %. xxamount of $x,xxx.xx has been deferred from new principal balance. xxtotal interest-bearing principal is in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx. xxpayment was started on xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl x)     "List of service provider is  missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66347664	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$453.55	7.000%	240	xx	xx	Conventional	Fixed	Refinance	75.974%	75.974%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	07/02/2018	xx	Not Applicable	4.125%	$198.00	08/01/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx xxchain of assignment has been completed as currently the assignment is with xx recorded on xx/xx/xxxx.
xxactive judgments or liens have been found pending.
xx;
x) xxcounty taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcomments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxagreement was made between borrower xxand lender xx on effective date of xx/xx/xxxx.
xxborrower promises to pay the P&I in the amount of $xxx.xx with interest rate of x.xxx% starting from xx/xx/xxxx with the maturity date of xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows that the sale date was set for xx/xx/xxxx. xx, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
xxdebtor xxE. xxhad filed bankruptcy under chapter xx with the xx# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxloan is currently in active bankruptcy.

xx: xxcomment dated xx/xx/xxxx shows that the sale date was set for xx/xx/xxxx. xx, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx.
xx: xxdebtor xxE. xxhad filed bankruptcy under chapter xx with the xx# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx in the claim amount of xxwith arrearage in the amount of $xxx.xx.

xxagreement was made between borrower xxand lender xx on effective date of xx/xx/xxxx.
xxborrower promises to pay the P&I in the amount of $xxx.xx with interest rate of x.xxx% starting from xx/xx/xxxx with the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "Final HUD-x shows settlement date as xx/xx/xxxx. But, the note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69773461	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/04/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$830.69	8.875%	360	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2019	xx	Not Applicable	5.500%	$369.09	10/01/2019	Change of Terms	xxof updated title report dated xx/xx/xxxx shows; the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx. xxname is xx, xx. xxof mortgage is xx.
xxare no active liens and judgments found open.
xxcombined taxes for xxxx are paid in the amount of $xxx.xx on xx/xx/xxxx. xxis no delinquency found regarding prior taxes.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxthe loan is in active bankruptcy.
xxloan is currently in delinquency for x months and the next due for regular payment is xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxmodification agreement was made between xxR xx and xxM xx (borrower) and xx (lender) on xx/xx/xxxx. xxper agreement the new modified balance is xxand from which the lender has forgiven xx. xxforgiven amount is greater than x% of the amount modified. xxinterest bearing amount is xx.
xxdebtor xxxx and xxxx had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxper plan which was filed on xx/xx/xxxx the debtor will pay the monthly payments directly to the creditor.
xxforeclosure activity has been found.
xxcombined taxes for xxxx are paid in the amount of $xxx.xx on xx/xx/xxxx. xxis no delinquency found regarding prior taxes.
xxper comment dated xx/xx/xxxx there was damage to the roof because of leaking roof/ water damage. xxper comment dated xx/xx/xxxx homeowner was asking for $xxxx.xx for this. xxthe same comment states owner has already repaired the roof. xxfurther details are available in the comments.
xx: xx: xxdebtor \ and \ had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xxper plan which was filed on xx/xx/xxxx the debtor will pay the monthly payments directly to the creditor.
xxper voluntary petition xxD the amount of secured claim is xx, xxof collateral is xx, hence the unsecured portion is xx.	xxmodification agreement was made between xxR xx and xxM xx (borrower) and xx (lender) on xx/xx/xxxx. xxper agreement the new modified balance is xxand from which the lender has forgiven xx. xxforgiven amount is greater than x% of the amount modified. xxinterest bearing amount is xx. xxwill start on xx/xx/xxxx and new maturity date is xx/xx/xxxx. xxinterest rate is $x.x$ and P&I is $xxx.xx. xxloan gas been modified twice since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance result is Moderate because this loan has failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test. Final TIL is missing in the loan file, hence APR is updated as x.xx%."
* Final TIL Missing or Not Executed (Lvl x)     "The Final Truth in Lending is missing in loan file."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "This is ARM loan. Required loan program disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing in the loan file."
* Operative index value is unable to confirm (Lvl x)     "The Operative index value is unavailable in the provided documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9738122	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,238.61	1.000%	360	xx	xx	Conventional	ARM	Purchase	75.000%	89.009%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.252%	First	Final policy	Not Applicable	xx	06/28/2019	xx	$83,015.58	4.000%	$3,134.54	06/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee forxx. xxchain of assignment is complete. xxassignment is with ‘xx.’ xxare x state tax liens against the borrower in the total amount of $xxx.xx in the favor of "xxMcAllister xx- xx" & recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for “xxa xx.” and it was recorded on xx/xx/xxxx. xxcounty taxes for xxxx (xst installment) have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx is due on xx/xx/xxxx.	xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for more than x xx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xxand modified deferred balance is xx.	xx: xx: COMMENTHISTORY_GS-xxxxxx-xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for more than x xx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xxand modified deferred balance is xx. xxwas filed by “xxH.A. xxand xxZ. xx” under the chapter xx case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x,xxx.xx. xxPOC deadline was set xx/xx/xxxx and creditor has filed POC on xx/xx/xxxx (under deadline) with secured amount is xxand arrearage is $x,xxx.xx. xxper chapter # xx debtor shall pay the payment $xxx.xx for xx months. xxhas been confirmed on xx/xx/xxxx. xxloan is in active BK case. xxfurther information has been found regarding BK. xxevidences have been found regarding foreclosure filing. xxper comments loan was modified and first modification was signed on xx/xx/xxxx it was contained the forgiven amount was in amount of xxbut after that corrected modification was made on xx/xx/xxxx which reflects deferred balance is in amount of xxinstated of forgiven. xxcorrected modification was signed by borrower and he is agreed with lender. xxvisible damages/repairs have been found.
xx: xx: xxwas filed by “xxH.A. xxand xxZ. xx” under the chapter xx case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x,xxx.xx. xxPOC deadline was set xx/xx/xxxx and creditor has filed POC on xx/xx/xxxx (under deadline) with secured amount is xxand arrearage is $x,xxx.xx. xxper chapter # xx debtor shall pay the payment $xxx.xx for xx months. xxhas been confirmed on xx/xx/xxxx. xxloan is in active BK case. xxfurther information has been found regarding BK.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Prepayment Penalty Rider	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "The Loan type is ARM therefore required "Loan Program Disclosure" is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure are missing in the loan file. x. Impound Account Disclosure x. Cosigner Notice x. Private Mortgage Insurance Disclosure x. Earthquake Disclosure for Condominiums x. Hazard Insurance Disclosure x. Insurer RecommendationDisclosure x. CA Fair Lending Notice x. Anti-Tying Disclosure x. Privacy Notice xx. Notice of Right to Copy of Appraisal xx. Application for Credit-Married Persons xx. Fair Debt Collection Notice xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed HUD (Lvl x)     "The Final HUD-x is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of Mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final Hud-x, the Settlement date is x/xx/xxxx and original Note date of x/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45877400	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,936.46	$2,595.21	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	107.302%	126.984%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	03/13/2019	xx	Not Applicable	5.000%	$2,944.70	04/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx in the amount of xxin favor of xx.
xxchain of assignment is incomplete. xxcurrent assignee of the subject mortgage is ""xx, xx" instead of "xx".
xxare two civil judgments open against the borrower, first one in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx, xxand second one is in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx.
  xxis one ECB lien open against the prior property owner in the amount of $x.xx which was recorded on xx/xx/xxxx. xxproperty address available on this lien is not of subject property.
  xxxx xxxth installment taxes are due in the amount of $xxx.xx.
xxxx xxannual taxes are delinquent in the amount of $xx.xx which are good through on xx/xx/xxxx.	xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxborrower is current with his payments. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxborrower is current with his payments. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxper document located at “xx# xx the foreclosure referred to attorney and complaint was filed on xx/xx/xxxx. xxscheduled on xx/xx/xxxx. xxthat the foreclosure was put on hold due to the bankruptcy. xxfurther information has been found regarding the foreclosure.
xxto PACER, the borrower had filed bankruptcy under  the chapter-xx case # xx xx/xx/xxxx. xxPOC was filed by the creditor on xx/xx/xxxx which was amended on xx/xx/xxxx with the claim amount of xx. xxto the amended chapter xx plan dated xx/xx/xxxx, debtor intends to pay creditor outside the bankruptcy plan. xxplan was confirmed on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx the subject property had damaged on xx/xx/xxxx in the amount of xxdue to water. xxper comment dated xx/xx/xxxx, a claim with claim number# xx was filed.  xxper comment dated xx/xx/xxxx, a check dated xx/xx/xxxx with numberxxxxxxxxxJ was received on xx/xx/xxxx in the amount of $xxxx.xx. xxper comment dated xx/xx/xxxx, check # xx was received on xx/xx/xxxx in the amount of $xxxx.xx. xxper comment dated xx/xx/xxxx, a check# xx dated xx/xx/xxxx was received on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, a check# xx dated xx/xx/xxxx was received on xx/xx/xxxx in the amount of $xxxx.xx. xxto the latest comment dated xx/xx/xxxx, the borrower states that basement is not repaired yet. xxfurther comments have been found whether the damages have been repaired or not.
xx: xxper document located at “xx# xx the foreclosure referred to attorney and complaint was filed on xx/xx/xxxx. xxscheduled on xx/xx/xxxx. xxthat the foreclosure was put on hold due to the bankruptcy. xxfurther information has been found regarding the foreclosure.
																																																																																	xx: xxto PACER, the borrower had filed bankruptcy under the chapter-xx case # xx xx/xx/xxxx. xxPOC was filed by the creditor on xx/xx/xxxx which was amended on xx/xx/xxxx with the claim amount of xx. xxto the amended chapter xx plan dated xx/xx/xxxx, debtor intends to pay creditor outside the bankruptcy plan. xxplan was confirmed on xx/xx/xxxx.	xxloan modification agreement was made between borrower xxS. xxand current servicer and agent xx. on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx %. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure HUD-x Closing Statement Missing Disclosures Origination Appraisal Right of Rescission	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is available in the loan file. However, some points and fees are handwritten."	* Missing Appraisal (Lvl x) "Appraisal is missing in the loan file." * Missing Required Disclosures (Lvl x) "List of service providers is missing in the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing in the loan file." * Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,001.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13887693	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$294.93	7.370%	360	xx	xx	Conventional	Fixed	Cash Out	81.663%	81.663%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper deferment agreement dated xx/xx/xxxx, the due date changed to xx/xx/xxxx.	xx: xxservicing comment and documents in file reveal that loan is in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx.
xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed by xx, NA on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxx.xx. xxxx plan was filed on xx/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx.xx and regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found. xxdated xx/xx/xxxx states that property is occupied by owner.
xx: xx: xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed by xx, NA on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxx.xx. xxxx plan was filed on xx/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx.xx and regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx.	Not Applicable	Credit Application Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is moderate due to loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93350577	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	02/18/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,029.25	7.730%	360	xx	xx	Conventional	ARM	Cash Out	78.049%	78.049%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	01/01/2016	xx	Not Applicable	3.375%	$1,030.12	01/01/2016	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx, xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxare x civil judgments against the borrower in the amount of $x,xxx.xx and $x,xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx in favor of “xx” & “xx, xx.”. xxare x child support lien against borrower which was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of “xxof xx” and “xx”. xxis on other lien position. xxthere are x water/sewer/utilities liens on the subject property. xxlien is in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of “xxof xx. xxlien is in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of “xxof xx”. xxinstallment of xxxx xxtaxes is due in the amount of $xxx.xx. xxprior year delinquent taxes have been found.	xxof payment history shows that the borrower is making payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. xxnext payment is due on xx/xx/xxxx. xxper payment history, the current UPB is xx.	xx: xxloan is performing. xxborrower is making payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. xxnext payment is due on xx/xx/xxxx. xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx which was started on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdebtor xxand xxhad filed the bankruptcy under chapter x with case# xx xx/xx/xxxx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxper xxof xx’s intention dated xx/xx/xxxx, the debtor wants to retain the subject property. xxMFR was filed on xx/xx/xxxx. xxdebtors were discharged on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx. xxforeclosure activities have been found. xxborrower wants to keep the subject property. xxper collection comment, the subject property is occupied by owner.

xx:-
xxadditional information found in recent collection comments.
xx: xx: xxdebtor xxand xxhad filed the bankruptcy under chapter x with case# xx xx/xx/xxxx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxper xxof xx’s intention dated xx/xx/xxxx, the debtor wants to retain the subject property. xxMFR was filed on xx/xx/xxxx. xxdebtors were discharged on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx which was started on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )"
* Missing Required Disclosures (Lvl x)     "List of servicer provider is missing from the loan file."
* Not all borrowers signed HUD (Lvl x)     "Final HUD-x is available in loan file. However, HUD-x is not signed by all borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per Final HUD-x, Settlement date is xx/xx/xxxx however; note date is xx/xx/xxxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65810989	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.01	5.000%	180	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	06/21/2017	xx	Not Applicable	5.000%	$1,173.24	06/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete. xxlast assignee is xx, xx, d/b/a xx, not individually but as trustee for xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.
xxis a civil judgment open against the borrower in the amount of xxwith xx, a corporation, which was recorded on xx/xx/xxxx.
xxis a civil judgment open against the borrower in the amount of xxwith xx, as assignee of xx, which was recorded on xx/xx/xxxx.
xxxx annual county taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxany prior year taxes are delinquent as per updated title report.
xxof payment history as of xx/xx/xxxx shows that the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history reflects the UPB in the amount of xxand accrued interest in the amount of xx.	xx: xxof loan file and servicing comment shows that the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history reflects the UPB in the amount of xxand accrued interest in the amount of xx.
xxof foreclosure has been found in the servicing comment. xxwas started on the loan in xxxx but it was placed on hold due to court delay. xxdelay was ended on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. xxit was again placed on hold due to BK filling. xxto the PACER, the debtors "xxA. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxis still in active BK.

xx: xxof foreclosure has been found in the servicing comment. xxwas started on the loan in xxxx but it was placed on hold due to court delay. xxdelay was ended on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. xxit was again placed on hold due to BK filling. xxto the PACER, the debtors "xxA. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxis still in active BK. xxper comment dated xx/xx/xxxx the motion to dismiss action was granted on xx/xx/xxxx.
xx: xxto the PACER, the debtors "xxA. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxBK plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxmotion for relief from stay was filed on xx/xx/xxxx and that was granted on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	xxagreement was made on xx/xx/xxxx between borrower and lender. xxnew principal balance is xx. xxagreed to pay the loan with fixed interest rate of x.xxx% and P&I of $xxxx.xx. xxfirst payment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Missing Required Disclosures Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is "Moderate due to TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl x)     "The ComplianceEase risk indicator is "Moderate due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23608555	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.45	6.369%	360	xx	xx	Conventional	ARM	Cash Out	76.546%	76.546%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	36.849%	First	Final policy	Not Applicable	Not Applicable	01/01/2014	xx	$84,900.00	2.000%	$907.87	01/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the “xx”, which was recorded on xx/xx/xxxx in the loan amount of xx.

xxchain of assignment is complete. xx, the mortgage assignment is with “xx”.

x. xxis xxpending against the xx ‘xxM. xxAKA xx’ in the amount of xx, which is in the in favor of “xx”.

x.  xxis xxlien pending against the xx ‘xx’ in the amount of $x,xxx.xx, which is in the in favor of “xxof the xxof xx”.

xxprior year delinquent taxes have been found.
xxcounty taxes for xxxx paid off in amount of $x,xxx.xx on xx/xx/xxxx.

xxcounty taxes for xxxx are due in amount of $x,xxx.xx for due xx/xx/xxxx.

xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for x xx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xxand modified deferred balance is xx.	xx: xx:

xxnotes and comments.xlsx

xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for x xx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xxand modified deferred balance is xx.

xxevidences have been found regarding foreclosure and bankruptcy filing.

xxper BPO report dated xx/xx/xxxx located at “xx" , subject property is occupied by owner and no visible damages repairs have been found.

xxagreement was made on xx/xx/xxxx between the borrower “xxM. xx” and xx “xx” xx. xxper the modification terms, the new principal balance is xxout of which xxis deferred and the interest-bearing will be xx.
xxwill be changed in x steps.
xxx- xxis x.xx %: P&I is $xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
xxx- xxis x.xx %: P&I is $x,xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
xxx- xxis x.xx %: P&I is $x,xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
xxx- xxis x.xx %: P&I is $x,xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, subject property occupied by owner and no visible damages are observed. xxcomment dated xx/xx/xxxx shows that reason for default is out of work.

xx: xx: xx	xxagreement was made on xx/xx/xxxx between the borrower “xxM. xx” and xx “xx” xx. xxper the modification terms, the new principal balance is xxout of which xxis deferred and the interest-bearing will be xx.
xxwill be changed in x steps.
xxx- xxis x.xx %: P&I is $xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
xxx- xxis x.xx %: P&I is $x,xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
xxx- xxis x.xx %: P&I is $x,xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
xxx- xxis x.xx %: P&I is $x,xxx.xx, xxbegins from xx/xx/xxxx and ends on xx/xx/xxxx.
Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x document is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan type is ARM therefore required "Loan Program Disclosure" is missing from loan file."
* Missing Required Disclosures (Lvl x)     "List of Service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The Subject property is located in CA State. Below State disclosures are missing from loan file; Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Anti-Tying, Fair Debt Collection Notice Disclosure, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date (xx/xx/xxxx) which is after the Note date of (xx/xx/xxxx)."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91893219	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$774.93	10.150%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx. of xxLA, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xxis a judgment against borrower in the favor of xxwhich was recorded on xx/xx/xxxx.
xx & xxtaxes of xxxx have been paid in the total amount of $xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx.
xxto the PACER, xx, xx.(borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx.xxxx xxwas filed on xx/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid $xxx.xx monthly. xxplan was confirmed on xx/xx/xxxx.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found.
xx: xx: xxto the PACER, xx, xx.(borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx.xxxx xxwas filed on xx/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.xx and regular payment will be paid $xxx.xx monthly. xxplan was confirmed on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk indicator result is moderate. This loan failed the TILA APR test. This loan failed the prepayment penalty term test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl x)     "List of service Provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Below State Disclosures are missing from loan file;
Authorization Fees,
Charges and Expenses for Federally Related Mortgage Loans, Anti-Tying Disclosure,
Financial Institution Choice of Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure  is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right Of Rescission is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85817080	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$717.10	11.630%	360	xx	xx	Conventional	Fixed	Cash Out	82.412%	82.412%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxL xx, xxM xxlender xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx.”.
xxliens and judgments have been found on the updated title report.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxtax for the year of xxxx has been xxwhich was due on xx/xx/xxxx in the amount of $xxx.xx and it is good through on xx/xx/xxxx.
xxtax for the year of xxxx has been xx (balance remaining after payment) which was due on xx/xx/xxxx in the amount of $x.xx and it is good through on xx/xx/xxxx.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower has been delinquent for x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in active bankruptcy. xxof the collection comments states that the borrower has been delinquent for x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claims is xxand the amount of arrearage is $x,xxx.xx. xxxx xxwas filed on
xx/xx/xxxx which states that the debtor shall pay $xxx.xx weekly and debtor will pay the subject arrears which is in the estimated amount of $x,xxx.xx through plan. xxon xxto xxwas filed on xx/xx/xxxx which states that the any post-petition mortgage arrearage owed to xx shall be added to the debtor’s xxxx xx. xxdebtor is in active bankruptcy.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claims is xxand the amount of arrearage is $x,xxx.xx. xxxx xxwas filed on
xx/xx/xxxx which states that the debtor shall pay $xxx.xx weekly and debtor will pay the subject arrears which is in the estimated amount of $x,xxx.xx through plan. xxon xxto xxwas filed on xx/xx/xxxx which states that the any post-petition mortgage arrearage owed to xx shall be added to the debtor’s xxxx xx. xxdebtor is in active bankruptcy.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape data is also reflecting that the loan was modified on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan file. Also the estimated HUD-x, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is in “Tennessee” State. The following state disclosures are missing in the loan file.
x) Placement of Insurance Disclosure
x) TN Consent to Disclosure of Insurance Information
x) Choice of Agent/insurer
x) Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67877690	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/16/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	$59,617.19	Not Applicable	xx	Not Applicable	$558.85	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from xx xxthird and fourth installment combined taxes of the year xxxx have been paid in the amount of $xxxx.x. xxfirst installment combined taxes of the year xxxx have been paid in the amount of $xxx.xx.
xxprior years of delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB reflected in the payment history is in the amount of xx.	xx: xxloan is active in bankruptcy and the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB reflected in the payment history is in the amount of xx.
xxper the document located at xx the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. xx, the borrower xxL. xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx and foreclosure put on hold.
xxborrower xxL. xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx. xx-D of voluntary petition dated xx/xx/xxxx reflects the amount of claim is xxand the value of the property is xx. xx, the unsecured portion is xx. xxPOC was filed by xxon xx/xx/xxxx with the secured claim amount of xxand the arrearage is xx. xxper deadline/ hearing the deadline to file the POC was set for xx/xx/xxxx. xxper the consent order resolving xxto xxdated xx/xx/xxxx (xx# xx a cram down value of subject creditor “xxNA” secured lien to xx. xxwill have a secured claim in the amount of xxand an unsecured claim of xx. xxagree to pay the secured claim amount of xxat x.x% fixed interest rate amortized over xx years with payments calculated at a xxx month amortization schedule, with all remaining amounts due upon the maturity date xx/xx/xxxx. xxnew xxand xxpayment shall be $xxx.xx with payments commencing on xxx, xxxx.
xxper order conforming chapter xx plan dated xx/xx/xxxx, the plan dated xx/xx/xxxx has been confirmed. xxper chapter xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx monthly for xx months. xxper plan, the secured claim amount for the subject creditor is xxand the remaining amount to be reclassified as xxis xx. xxvalue of collateral is xx. xxper trustee’s final report dated xx/xx/xxxx, the debtor had paid the arrearages in the amount of xxto the creditor “xx”. xxper xxof xxpayment change dated xx/xx/xxxx, the new total payment is $xxx.xx.
xxoccupancy of the subject property is unable to determine. xxcomments were indicating damages and repairs to the subject property.

xx: xxper the document located at xx the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. xx, the borrower xxL. xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx and foreclosure put on hold.
xx: xxborrower xxL. xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx. xx-D of voluntary petition dated xx/xx/xxxx reflects the amount of claim is xxand the value of the property is xx. xx, the unsecured portion is xx. xxPOC was filed by xxon xx/xx/xxxx with the secured claim amount of xxand the arrearage is xx. xxper deadline/ hearing the deadline to file the POC was set for xx/xx/xxxx. xxper the consent order resolving xxto xxdated xx/xx/xxxx (xx# xx a cram down value of subject creditor “xxNA” secured lien to xx. xxwill have a secured claim in the amount of xxand an unsecured claim of xx. xxagree to pay the secured claim amount of xxat x.x% fixed interest rate amortized over xx years with payments calculated at a xxx month amortization schedule, with all remaining amounts due upon the maturity date xx/xx/xxxx. xxnew xxand xxpayment shall be $xxx.xx with payments commencing on xxx, xxxx.
xxper order conforming chapter xx plan dated xx/xx/xxxx, the plan dated xx/xx/xxxx has been confirmed.  xxper plan, the secured claim amount for the subject creditor is xxand the remaining amount to be reclassified as xxis xx. xxvalue of collateral is xx. xxper trustee’s final report dated xx/xx/xxxx, the debtor had paid the arrearages in the amount of xxto the creditor “xx”.
Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State NJ which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62876938	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,074.29	$1,475.72	7.375%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/01/2017	xx	$25,637.81	3.250%	$651.08	10/01/2017	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of “xx” xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx. xxis IRS lien open against the borrower in the amount of xxin favor of xxof the xx - xxand it was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xxand modification deferred balance in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in bankruptcy. xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxto the PACER, the borrower xxK. O'xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xx states, the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $xx. POC was filed by xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxPOC was filed by xx on xx/xx/xxxx, in the secured claim amount of xx. xxchapter xx plan was filed on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx, which states subject creditor claim will be paid through loan modification. xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xxto collection comment, no damages or repairs have been found.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx.
xx: xxto the PACER, the borrower xxK. O'xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xx states, the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $xx. POC was filed by  xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxPOC was filed by  xx on xx/xx/xxxx, in the secured claim amount of xx. xxchapter xx plan was filed on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx, which states subject creditor claim will be paid through loan modification.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx. xxbalance amount as per modification is xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file. however data is captured from initial application located at# xx - MG - Originations - LOAN APPLICATION - - xxxxxx_xxxxxxxxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file"
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. x. Lead-Based Paint Disclosure x. Mortgage Loan Application Disclosure x. Carbon Monoxide Alarms x. MA Smoke Detector Certificate x. Notice of the Specific Reason for Denial of Credit x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value as the supportive document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87351659	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$486.38	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/19/2013	xx	$40,230.63	2.000%	$110.95	12/01/2013	Financial Hardship	xxper updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx, in the amount of xx, with xx.
xxchain of assignment has been completed.
xxis an active junior xx (xx) recorded on xx/xx/xxxx in the amount of $x.xx in the favor of xxof xx.
xxare multiple active state tax liens against the borrower xxE. xxin the favor of xx & xxtotal in the amount of xxand which were recorded on different dates.
xxare two active IRS liens against the borrower xxL. in the favor of xxof the xx -IRS total in the amount of xxand which were recorded on xx/xx/xxxx and xx/xx/xxxx.
xxare multiple active civil judgments against the borrower xxE. xxand xxin the favor of different xxtotal in the amount of $xxxx.xx and which were recorded on different dates.
xxare multiple active xxliens against the borrower xxE. xxin the favor of xxof xxand xxtotal in the amount of $xxxx.xx and which were recorded on different dates.

xxis an active xxagainst the borrower xxL. in the favor of xxin the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxtaxes for the year of xxxx-xxxx have been paid in the amount $xxx.xx.
xxprior year delinquent taxes have been found.

xxto the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/xxxx.
xxto the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamages or repairs are found.

xx: xxper collection comments and loan file located at xx stated that the foreclosure was initiated and refer to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx which is located at "xx# xx pg# xx xxthe complaint was filed on xx/xx/xxxx which is located at "xx# xx pg# xx the foreclosure process puts on hold as the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx xxinformation has been found regarding foreclosure in latest collection comments.
xx: xxborrower xxE xx, xx. had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxamount of secured claim is xxand an the arrearage is in the amount of xx. xxdate of last filing is xx/xx/xxxx.	xxstep loan modification agreement was made between (borrower) xxE xx, and (xx) IndyMac xx. on xx/xx/xxxx.xxborrower promises to pay the new UPB in the amount of xxwith step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.xx% and the starting P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx. xxinterest bearing amount is xxand the amount of deferred balance is xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/Estimated HUD/Itemization is missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York state. The following state disclosure are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40422082	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$283.18	6.750%	180	xx	xx	Conventional	Fixed	Cash Out	22.069%	22.069%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	25.581%	First	Final policy	Not Applicable	Not Applicable	02/29/2016	xx	Not Applicable	2.000%	$188.05	04/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx xxchain of assignment has not been completed. xx, the assignment is from xx to MERS, xx. as nominee for xxwhich was recorded on xx/xx/xxxx. xx, the correct assignment should be with the "xx.
xxis one junior mortgage against the subject property in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxinstallment combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxinstallment combined taxes for the year of xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
xxinstallment school taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxinstallment school taxes for the year of xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.	xx: xxper the servicing comment as of dated xx/xx/xxxx, the loan is in the collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.
xxloan was modified once since origination. xxloan modification agreement was made between (xx) xx, xxand xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance of xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxborrower did not file bankruptcy yet.
xxforeclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx with the case# xx, any further details have been found regarding the xxxx foreclosure. xxforeclosure was re-initiated in xxxx and the referred to an attorney filed on xx/xx/xxxx xx, the xx-acceleration letter is missing from the loan file.
xxsubject property is owner occupied. xx, any damage and repairs have been found.

xx: xxforeclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx with the case# xx xx, the lis pendecy has been cancelled on xx/xx/xxxx due to none of the defendants have appeared, answered.
xxforeclosure was re-initiated in xxxx, xxxx and the complaint was filed on xx/xx/xxxx, xx/xx/xxxx with the case# xx xx-xxxxxx. xx, the lis pendency has been cancelled on xx/xx/xxxx and xx/xx/xxxx due to none of the defendants has appeared, answered. xxforeclosure was re-initiated in xxxx and the referred to an attorney filed on xx/xx/xxxx . xxcomplaint was filed on xx/xx/xxxx with the case# xx xxxx lis pendency has been cancelled on xx/xx/xxxx due to loan has been reinstated (xx# xx pg# xx

xx: xx	xxloan was modified once since origination. xxloan modification agreement was made between (xx) xx, xxand xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance of xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	HUD-x Closing Statement Missing Required State Disclosures	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x located at "xxxxxxxxx - MG - HUD - xxxxxxx_xxxxxxxxx". However, the some points and fees are handwritten."	* Missing Required Disclosures (Lvl x) "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
																																																																																								xx. Expiration of Lock-in or Commitment Period"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2310318	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$575.18	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	PMI	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	60.828%	First	Short Form Policy	Not Applicable	Not Applicable	11/15/2016	xx	Not Applicable	3.625%	$329.58	12/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.
xxof assignment is complete as the current assignee is xx.
xxactive judgments or liens have been found.
xxprior year delinquent taxes have been found.
xxas of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxto the PACER, the borrower had filed bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage of $x,xxx.xx. xxper BK plan the debtor's employer was to pay to the trustee the sum of $xxx.xx monthly for x-x months and $xxx.xx monthly for months x-xx. xxis still in active BK.
xxevidence of post-closing FC has been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage of $x,xxx.xx. xxper BK plan the debtor's employer was to pay to the trustee the sum of $xxx.xx monthly for x-x months and $xxx.xx monthly for months x-xx. xxis still in active BK.	xxloan modification agreement was made between borrower xx & xxand current servicer xx on xx/xx/xxxx. xxpromised to pay the new principal balance of xxwith fixed rate of x.xxx %. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "This is Conventional loan. LTV is xxx% hence MI Cert is required. But MI Cert is missing from the loan file."
* Not all borrowers signed HUD (Lvl x) "Received copy of final HUD-x is not signed by the borrower."	* Missing Required Disclosures (Lvl x) "List of service providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20045559	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$569.00	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	MGIC	xx	16.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	32.152%	First	Short Form Policy	Not Applicable	Not Applicable	01/04/2018	xx	$27,972.41	3.875%	$267.73	02/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx FKA xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlast assignment is from xx to xx, xx. as xxfor xxwhich was recorded on xx/xx/xxxx. xxis break in the chain of assignment. xxis missing from the lender, “xx FKA xx” to “xx”. xxactive judgments or liens have been found against the subject property/the borrower.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx.xxprior year delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.xxloan was modified on xx/xx/xxxx.xxto modified terms, the new principal balance is xxout of which deferred principal balance is reflected in the amount of xx. xx, the interest bearing amount is reflected as xx. xxpromises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the reason for default is unemployment.
xxforeclosure activity has been found. xxborrower, "xx" had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxto schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected in the amount of xx. POC has been filed by the creditor for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx.
xxfor relief from stay was filed on xx/xx/xxxx and order for same was granted on xx/xx/xxxx. xxto final report dated xx/xx/xxxx, the arrearage in the amount of $x,xxx.xx has been paid to the creditor. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xxborrower, "xx" had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxto schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected in the amount of xx. POC has been filed by the creditor for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx. xxto file POC was xx/xx/xxxx. xxto trustee’s motion to increase the plan payments dated xx/xx/xxxx, the plan payments need to increase from $xxx.xx to $xxx.xx.
xxfor relief from stay was filed on xx/xx/xxxx and order for same was granted on xx/xx/xxxx. xxto final report dated xx/xx/xxxx, the arrearage in the amount of $x,xxx.xx has been paid to the creditor. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxmodification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/xxxx. xxto modified terms, the new principal balance is xxout of which deferred principal balance is reflected in the amount of xx. xx, the interest bearing amount is reflected as xx. xxpromises to pay P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. Choice of Insurer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98075343	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$869.12	1.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/01/2016	xx	Not Applicable	3.875%	$1,012.63	08/01/2016	Financial Hardship	xxreview of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, F.S.B.,A federally xx.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property. xxprior year delinquent taxes have been found in the updated title report. xxchain of assignment is completed as the subject mortgage is currently assigned to “xx” instead of “xx and xx.”
xxestimated tax is $x,xxx.xx.
xxof payment history as of xx/xx/xxxx shows that the loan is in performing stage and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxto the PACER, the borrower xxJ xxand xxA. xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $xx.xx. xxthe BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxevidence of post-closing FC has been found.

xx: xx: xxto the PACER, the borrower xxJ xxand xxA. xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $xx.xx. xxthe BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified principal balance of xx. xxinterest bearing amount is xx. xxagreed to pay the loan with fixed interest rate of x.xxx% and the modified P&I of $x,xxx.xx. xxfirst modified payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Providers Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are Unable to determine the operative index value."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37004576	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,188.67	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	73.913%	73.913%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	54.608%	First	Final policy	Not Applicable	Not Applicable	08/28/2014	xx	$65,200.02	2.000%	$460.70	09/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxlast assignment is from xx to xx. which was recorded onxx/xx/xxxx.

xxactive judgments or liens have been found against the subject property.
xxinstallment of combined taxes for the year of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx and second installment is due on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xx. xxcurrent interest rate is x.xx% and P&I is $xxx.xx.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xx. xxcurrent interest rate is x.xx% and P&I is $xxx.xx. xxto comment dated xx/xx/xxxx, the reason for default is disability. xxcomment dated xx/xx/xxxx states that the borrower got hurt on his job. xxloan was modified on xx/xx/xxxx. xxto modified terms the new principal balance is xxout of which the deferred principal balance is xx. xx, the interest bearing amount is reflected as xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the initial step interest rate of x.xx% beginning from xx/xx/xxxx. xxloan was modified with four steps of interest rate. xxloan maturity date is xx/xx/xxxx. xxforeclosure/bankruptcy activity has been observed. xxto document located at “xx# xx xx# xx the foreclosure was initiated and the complaint was filed on xx/xx/xxxx with the case# xx xxsame document states that the case was dismissed on xx/xx/xxxx.
xxto comment dated xx/xx/xxxx, the trial plan has been offered to the borrower for the amount of $xxxx.xx which was due from xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the borrower has paid the down payment on xx/xx/xxxx.
xxcomment dated xx/xx/xxxx states that the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed.

xx: xxto document located at “xx# xx xx# xx the foreclosure was initiated and the complaint was filed on xx/xx/xxxx with the case# xx xxsame document states that the case was dismissed on xx/xx/xxxx.
xx: xx	xxmodification agreement was made between the lender, “xx” and the borrower, “xxand xx” on xx/xx/xxxx. xxto modified terms the new principal balance is xxout of which the deferred principal balance is xx. xx, the interest bearing amount is reflected as xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the initial step interest rate of x.xx% beginning from xx/xx/xxxx. xxloan was modified with four steps of interest rate. xxloan maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data: $xxx.xx Comparison Data: $x.xx Variance: +$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23782562	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,370.39	7.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	49.462%	First	Unavailable	Not Applicable	Not Applicable	07/22/2014	xx	$1,848.44	2.000%	$619.56	10/01/2014	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx. xxchain of assignment has been completed. xxactive judgments or liens have been found. xxcombined taxes of xxxx has been paid in the amount of $xxxx.xx . xxprior year delinquent taxes have been found.	xxof payment history shows that the borrower is not making payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. xxnext payment is due on xx/xx/xxxx. xxper payment history, the current UPB is xx.	xx: xxloan is in bankruptcy. xxdebtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxper xrd amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month to the trustee for xx months. xxPOC was filed on xx/xx/xxxx with POC amount of xxand amount of arrearage is $x,xxx.xx. xxforeclosure activities have been found. xxborrower is not making payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx that was applied for the due date of xx/xx/xxxx. xxnext payment is due on xx/xx/xxxx. xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx and it was started from on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%. xxborrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx. xxper collection comment, the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxper xrd amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay $xxx.xx per month to the trustee for xx months. xxPOC was filed on xx/xx/xxxx with POC amount of xxand amount of arrearage is $x,xxx.xx.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx and it was started from on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%. xxborrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is conventional loan. The LTV is xxx% and hence the MI certificate is required which is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19894997	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,735.74	4.625%	360	xx	xx	FHA	ARM	Refinance	83.980%	83.980%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	04/01/2016	xx	$144,773.76	4.000%	$1,523.91	05/01/2016	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx.” which was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete: xxupdated title report shows that currently the subject mortgage is with xx, the current assignee should be xx.
xxis xx/xx/xxfound against the subject property in the favor of ' xx's xx' which was recorded on xx/xx/xxxx.
xxxx each half tax paid amount $xxxx.xx.
xxprior year delinquent taxes have been found.
xxto the review of latest payment history as of xx/xx/xxxx, the borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the current xxrate is x%. xxcurrent UPB is xxand deferred balance in the amount of $xx.	xx: xxthe loan is in active xx. xxto the collection comments as of xx/xx/xxxx, the borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx. xxcurrent xxrate is x%. xxcurrent UPB is xxand deferred balance in the amount of $xx.
xxevidence has been found regarding the foreclosure actions.
xxdebtor had filed the bankruptcy under chapter xx with case # xx xx/xx/xxxx. xxPOC was filed by the subject creditor on xx/xx/xxxx with claim amount of xxand arrearage in the amount of $x,xxx.xx. xxamended plan was filed on xx/xx/xxxx. xx, the plan was not yet confirmed.
xxto the comments the subject property is occupied by the owner and is in fair condition with no visible damages.

xx: xx: xxdebtor had filed the bankruptcy under chapter xx with case # xx xx/xx/xxxx. xxPOC was filed by the subject creditor on xx/xx/xxxx with claim amount of xxand arrearage in the amount of $x,xxx.xx. xxamended plan was filed on xx/xx/xxxx. xx, the plan was not yet confirmed.	xxloan modification agreement was made between xx (borrower) and xx, xx. on xx/xx/xxxx with the new modified principal balance ofxx. xxinterest bearing amount was xx & deferred amount xxwith interest rate x.xxx% and P&I is $x,xxx.xx. xxfirst payment was begun on xx/xx/xxxx and xx/xx/xxxx will be the new maturity date.	Credit Report Loan Program Info Disclosure Missing Required Disclosures Mortgage Insurance	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "ComplianceEase Risk Indicator is "Elevated" due to

ARM Rate Adjustment Cap Test fail."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing form loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is FHA and hence the MI certificate is required. However, the certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents"
																																																																																								* Missing Required Disclosures (Lvl x) "List of service providers is missing form loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75215999	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	02/26/2020	xx	Yes	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,233.03	1.250%	360	xx	xx	Conventional	ARM	Refinance	66.667%	66.667%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	xx	$188,819.01	2.500%	$1,306.46	02/01/2019	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand lender xx, FA which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx, as xxfor xx“ instead of “xx.”.
xxare two active civil judgments against the borrower in the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of “xx” and “xx”.
xxare five active xxtax liens against the xxin the total amount of xxwhich was recorded on multiple dates in favor of “NY xxof xxand xx”
xst installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
xst installment of xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of xxtax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxtax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxhas agreed to defer amount xxother than the principle. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxof the collection comments states that the foreclosure was initiated. xxper comment dated xx/xx/xxxx the judgment was entered on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. xxon foreclosure was placed on hold due to loss mitigation. xxdated xx/xx/xxxx shows that the entire contested case is resolved. xxis no further information regarding the foreclosure in the available servicing comments.
xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is xx. xxper schedule D of voluntary petition dated xx/xx/xxxx the amount of claim is xxand the value of collateral is xx, therefore the unsecured amount is xx. xxwas dismissed from bankruptcy on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx the subject property has been occupied by the owner and is in average condition.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the servicing comment dated xx/xx/xxxx, the foreclosure complaint has been filed on xx/xx/xxxx. xxper the servicing comment dated xx/xx/xxxx, the foreclosure is placed on hold from xx/xx/xxxx till the end date xx/xx/xxxx. xxper the servicing comment dated xx/xx/xxxx, the trial payment plan is active for x months starting on xx/xx/xxxx with rate of interest x.xx% with P&I in the amount of $x,xxx.xx. xxper the servicing comment dated xx/xx/xxxx, the foreclosure has been cancelled due to modification.
xxper the servicing comment dated xx/xx/xxxx, the loan modification agreement was made on xx/xx/xxxx, with the first payment date beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxrate of interest is x.xx% with P&I in the amount of $x,xxx.xx.xxcurrent UPB is xx.
xx: xxof the collection comments states that the foreclosure was initiated. xxper comment dated xx/xx/xxxx the judgment was entered on xx/xx/xxxx and sale was scheduled for xx/xx/xxxx. xxon foreclosure was placed on hold due to loss mitigation. xxdated xx/xx/xxxx shows that the entire contested case is resolved. xxis no further information regarding the foreclosure in the available servicing comments.
xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is xx. xxper schedule D of voluntary petition dated xx/xx/xxxx the amount of claim is xxand the value of collateral is xx, therefore the unsecured amount is xx. xxwas dismissed from bankruptcy on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxhas agreed to defer amount xxother than the principle. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Disclosures	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is available in the loan file but some fees are hand written on it."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30448679	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/29/2025	xx	No	Loss Mitigation	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$10,354.70	4.750%	360	xx	xx	Conventional	ARM	Cash Out	56.714%	56.714%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xx xxchain of assignment has been completed. xxlast assignment was with xx which was recorded on xx/xx/xxxx.  xxis one junior mortgage on the subject property in the amount of $x,xxx,xxx.xx with the lender xx, xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx / xxx.
xxcombined first installment taxes for the year of xxxx have been paid in the amount of xx.
xxcombined second installment taxes for the year of xxxx have been due on xx/xx/xxxx in the amount of xx.
xxvillage annual taxes for the year of xxxx have been due on xx/xx/xxxx in the amount of $x,xxx.xx xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for more than thirty days and the next due date xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of xxwith an interest rate of x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of $x,xxx,xxx.xx. xxper the tape the deferred balance is in the amount of $x,xxx,xxx.xx.xx, the loan was not modified since origination.	xx: xxservicing comment and documents in file reveal that loan is in collection. xxborrower has been delinquent for more than thirty days and the next due date xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of xxwith an interest rate of x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of $x,xxx,xxx.xx. xxto the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. xxfile was referred to an attorney on xx/xx/xxxx and the foreclosure complaint was filed on xx/xx/xxxx. xx, the no further details have been found regarding the foreclosure which was started in xxxx. xxsame comment states that the file was put on hold due to the active loss mitigation workout. xxborrower xx, xxA. and xx, xxD. had filed bankruptcy under xxxx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx due to the loss mitigation. xxloan was not modified since origination. xxto determine the reason for default. xxsubject property is owner-occupied and there are no comments found related to the subject property condition.
xx: xxto the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. xxfile was referred to an attorney on xx/xx/xxxx and the foreclosure complaint was filed on xx/xx/xxxx. xx, we are unsure about the outcome of the foreclosure which was started in xxxx. xxper the latest collection comment dated xx/xx/xxxx, states that the file was put on hold due to the active loss mitigation workout and the hold was end on xx/xx/xxxx.
xx: xxper the review of the PACER report, the borrower xx, xxA. and xx, xxD. had filed bankruptcy under xxxx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxD of the xxwas filed on xx/xx/xxxx and reflects the amount of claim as $x,xxx,xxx.xx with the value of the collateral as $x,xxx,xxx.xx; hence, the unsecured portion is in the amount of x.xx. xxPOC was filed by xx on xx/xx/xxxx with a secured claim amount of $x,xxx,xxx.xx and arrears totaling $x,xxx,xxx.xx. xxmotion to stay was filed on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx due to the loss mitigation.	Not Applicable	Affiliated Business Disclosure HUD-x Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is available in the loan file, which is locator at "xxxxxxxxxx_HUDx_SETTLEMENT_STATEMENT_xxxxxxxxxDxxxxxxxx_xxx” Pg# xx the few points and fees are handwritten. The document is considered to check the CE result."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
 x. NY Interest Rate Disclosure
 x. NY Hazard Insurance  Disclosure
 x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
 x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
 xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
 xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33933834	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$587.67	8.750%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	36.038%	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2016	xx	$49,150.00	4.500%	$177.24	02/01/2016	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxD. xxand lender MERS as nominee for THE xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx.”.
xxactive liens and judgments have been found on the updated title report.
xst installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xnd installment of xxtax for the year of xxxx is delinquent which was due on xx/xx/xxxx in the amount of $xxx.xx and it is good through on xx/xx/xxxx.
xxcharges for the year of xxxx are delinquent in the amount of $x,xxx.xx and it is good through on xx/xx/xxxx.
xxof the latest xx months payment history shows that the borrower has been delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in active bankruptcy. xxof the collection comments states that the borrower has been delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxhas agreed to defer amount xxfrom the principle balance. xxaddition, xxof the deferred principle balance is eligible for forgiveness only if the borrower is not in default on his new payments such that the equivalent of three monthly payments. xxeach of the first, second and third anniversaries of xx/xx/xxxx, the lender shall reduce the deferred principle balance of note in installment equal to one-third of deferred principle reduction amount. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxper schedule D of voluntary petition dated xx/xx/xxxx the amount of claim is xxand the value of collateral is xx, therefore the unsecured amount is $x,xxx.xx. xxhas filed chapter xx plan on xx/xx/xxxx which states that the debtor shall pay $xxx per month for xx months and debtor will cure the post-petition payment which is in the estimated amount of $xxx per month through plan and cure the subject arrears which is in total estimated amount of $xxx.xx through plan. xxxx xxwas filed on xx/xx/xxxx which states that the debtor chapter xx plan is hereby confirmed. xxdebtor is in active bankruptcy.
xxper collection comments, the subject property has been occupied by the owner and is in average condition.

xx: xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxper schedule D of voluntary petition dated xx/xx/xxxx the amount of claim is xxand the value of collateral is xx, therefore the unsecured amount is $x,xxx.xx. xxhas filed chapter xx plan on xx/xx/xxxx which states that the debtor shall pay $xxx per month for xx months and debtor will cure the post-petition payment which is in the estimated amount of $xxx per month through plan and cure the subject arrears which is in total estimated amount of $xxx.xx through plan. xxxx xxwas filed on xx/xx/xxxx which states that the debtor chapter xx plan is hereby confirmed. xxdebtor is in active bankruptcy.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxhas agreed to defer amount xxfrom the principle balance. xxaddition, xxof the deferred principle balance is eligible for forgiveness only if the borrower is not in default on his new payments such that the equivalent of three monthly payments. xxeach of the first, second and third anniversaries of xx/xx/xxxx, the lender shall reduce the deferred principle balance of note in installment equal to one-third of deferred principle reduction amount. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit report is missing from the loan documents"
* Missing Required Disclosures (Lvl x)     "List of Service Provider disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "Right of Rescission document is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70682816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$907.93	9.500%	61	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	08/21/2018	xx	Not Applicable	7.250%	$474.29	08/01/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxand xx (borrower) and (lender) xx, in the amount of xx. xxsubject mortgage was recorded on xx/xx/xxxx with the book/page # xx / xxx. xxchain of the assignment has been completed. xxannual installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx. xxannual installments of county taxes for the year of xxxx are delinquent in the amount of $xxx.xx for the due date of xx/xx/xxxx, whose good through date is xx/xx/xxxx. xxcurrent ownership is vested in the name of xx (borrower).	xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.

xx: xxreview of comment history shows that the loan is in active bankruptcy. xxreason for default is unable to be determined. xxproperty has been occupied by the owner himself. xxevidence of damage or repair to the property has been found.
xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.

xx: xx: xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx, the amount of claim is xxand amount of arrearage is $x.
 xxschedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xxand the value of property is xxis no any evidence of cram down.

xxmodification agreement was done on xx/xx/xxxx, between the (borrower) xxand the (lender) xxand xx.
xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.xxx % with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis no deferred balance has been stated.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x settlement statement is missing from loan file. The itemization or estimated HUD-x is also not found."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     ""The truth in lending disclosure is missing from the loan file. ""
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
x. Insurance Sales
x. Fair Housing Notice
x. Homeownership Protection Center Disclosures
x. Notice of Free Choice of Agent or Insurer
x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges For Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value
x. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44833329	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$422.35	6.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	41.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject property was originated xx/xx/xxxx with ‘xxand xxof xx’ for xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment for subject mortgage has not been found. xxloan is with ‘xxand xxof xx’ instated of ‘xx and xx’.
xxis a civil judgment against the borrower in the favor of ‘xx’ which was recorded on xx/xx/xxxx.
xxare x civil xxin the amount of $x,xxx.xx in the favor of ‘xx’ & ‘xxone xx’ which was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.
xxis xxtax lien in the amount of xxin the favor of ‘xxof xxof xx’ which was recorded on xx/xx/xxxx.
xxcounty taxes for xxxx have been paid off in amount $x,xxx.xx.
xxprior delinquent taxes have been found.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for more than x xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx:
COMMENTHISTORY_GS-xxxxxx-xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for more than x xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxwas filed by “xxand xx” under the chapter xx case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxPOC deadline was set xx/xx/xxxx and creditor has filed POC on xx/xx/xxxx with secured amount is xxand arrearage is $x,xxx.xx. xxchapter xx plan filed on xx/xx/xxxx, debtor shall pay the payment to the trustee the regular payment $xxx.xx with estimated xx. xxhas been confirmed on xx/xx/xxxx. xxloan is in active BK case. xxfurther information has been found regarding BK.
xxevidences have been found regarding foreclosure filing.
xxproperty inspection report xx dated xx/xx/xxxx shows that subject property is occupied by owner. xxvisible damages/repairs have been found.
xxevidences have been found regarding occupancy and damages in available collection comments.

xx: xx: xxwas filed by “xxand xx” under the chapter xx case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxPOC deadline was set xx/xx/xxxx and creditor has filed POC on xx/xx/xxxx with secured amount is xxand arrearage is $x,xxx.xx. xxchapter xx plan filed on xx/xx/xxxx, debtor shall pay the payment to the trustee the regular payment $xxx.xx with estimated xx. xxhas been confirmed on xx/xx/xxxx. xxloan is in active BK case. xxfurther information has been found regarding BK.
Not Applicable	Missing Required Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing Required Disclosures (Lvl x) "List of service providers disclosure is missing form loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12731458	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$979.76	1.250%	360	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	640	21.081%	First	Final policy	Not Applicable	Not Applicable	07/01/2012	xx	Not Applicable	2.000%	$1,469.53	07/01/2012	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xxand lender GF xx., DBA xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is incomplete there is gap/break in the chain of assignment. xxrequired from xx” which is missing from updated title report dated xx/xx/xxxx. xxthe assignment is with “xx”
xxare three active child support liens against the borrower in the total amount of $x.xx which was recorded on multiple dates in favor of “xxof xx” and “xxof xx”.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $ xxx.xx.
xst installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of xxtax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower is delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxinterest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. xxon case was converted in chapter x on xx/xx/xxxx. xxper statement of intention which was filed on xx/xx/xxxx, the debtor intent to retain the subject property. xxx xx's xxof xxwas filed on xx/xx/xxxx and xxwas discharged on xx/xx/xxxx.
xxper collection comments, the subject property has been occupied by the owner and is in average condition.
xx: xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. xxon case was converted in chapter x on xx/xx/xxxx. xxper statement of intention which was filed on xx/xx/xxxx, the debtor intent to retain the subject property. xxx xx's xxof xxwas filed on xx/xx/xxxx and xxwas discharged on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxinterest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Missing Required Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianeEase Risk indicator is Moderate due to TILA Right of Rescission Test is failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianecEase TILA test failed due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl x)     "List of service providers is missing form loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing form loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31418032	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,536.44	$2,114.82	6.500%	360	xx	xx	Conventional	Fixed	Refinance	57.888%	57.888%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2012	xx	$34,120.65	2.000%	$774.14	02/01/2012	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxF. xxand xxand lender xx which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx.”.
xxis an active junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx, xx.
xxis an active xxagainst the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx xx.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in active bankruptcy. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer the amount of xx. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxhas filed bankruptcy under chapter x case# xx xx/xx/xxxx. xxper voluntary petition dated xx/xx/xxxx debtor has not mentioned the subject claim in the voluntary petition also statement of intention did not reflect any information regarding the subject claim. xxdebtor is in active bankruptcy.
xxper collection comments, the subject property has been occupied by the owner and is in average condition.

xx: xx: xxhas filed bankruptcy under chapter x case# xx xx/xx/xxxx. xxper voluntary petition dated xx/xx/xxxx debtor has not mentioned the subject claim in the voluntary petition also statement of intention did not reflect any information regarding the subject claim. xxdebtor is in active bankruptcy.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer the amount of xx. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Missing Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed due to following reason:
x. TILA Finance Charge Test shows that the loan data is $xxx,xxx.xx, Comparison data $xxx,xxx.xx and Variance -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
x. TILA Foreclosure Rescission Finance Charge Test shows that the loan data is $xxx,xxx.xx, Comparison data $xxx,xxx.xx and Variance -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required Disclosures (Lvl x)     "Service providers disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosures is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62931815	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.52	6.375%	360	xx	xx	Conventional	ARM	Refinance	49.256%	49.256%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2012	xx	Not Applicable	2.000%	$1,181.38	03/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx for the amount of xxin the favor of xx, which was recorded on xx/xx/xxxx. xxchain of the assignment has not been completed. xxlast assignment is with , which was recorded on xx/xx/xxxx. xxlast assignment should be with xx and xx. xxis one UCC lien against the borrower, “xxR. xx” in the favor of xxcity xxwhich was recorded on xx/xx/xxxx.
xxinstallment of county taxes for the year of xxxx has been paid in the amount of $x,xxx.xx.xxinstallment is due on xx/xx/xxxx in the amount of $xxxx.xx. xxyear delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxxx.xx.	xx: xxloan is currently in the bankruptcy and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxxx.xx.
 xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxpromises to pay P&I in the amount of $x,xxx.xx with the initial step interest rate of x.xx% beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxloan was modified with the three steps of interest rate.
xxborrower, “xx” had filed the bankruptcy on xx/xx/xxxx with the case # xx xxplan was confirmed on xx/xx/xxxx. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xxto chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months. xxarrearage to be paid through the plan is $x.xx. xxsame plan was confirmed on xx/xx/xxxx. POC has been filed by the creditor, “CIT xx” for the secured claim of xxand the amount of arrearage of $xx.xx on xx/xx/xxxx.
xxforeclosure details have been found in the collection comment. xxdetails regarding occupancy have been found in the collection comment. xxcomment pertaining damage to subject property has been observed.

xx: xx: xxborrower, “xx” had filed the bankruptcy on xx/xx/xxxx with the case # xx xxplan was confirmed on xx/xx/xxxx. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xxto chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for xx months. xxarrearage to be paid through the plan is $x.xx. xxsame plan was confirmed on xx/xx/xxxx. POC has been filed by the creditor, “CIT xx” for the secured claim of xxand the amount of arrearage of $xx.xx on xx/xx/xxxx.	xxmodification agreement was made between the borrower, “xxR xx” and the lender, “xx, a xxof xx, xx.” on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxpromises to pay P&I in the amount of $x,xxx.xx with the initial step interest rate of x.xx% beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxloan was modified with the three steps of interest rate.	Affiliated Business Disclosure Credit Application Missing Required Disclosures Missing Required State Disclosures	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Application Missing (Lvl x) "Final loan application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl x)     "Final loan application is not signed by the borrower."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined as supportive document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34141995	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	12/31/2024	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,497.24	5.600%	360	xx	xx	Conventional	Fixed	Cash Out	56.494%	56.494%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.088%	First	Final policy	Not Applicable	Not Applicable	08/07/2015	xx	Not Applicable	4.500%	$1,685.86	09/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx,xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx xxtrust, not individually but as trustee for xxtrust” instead of “.xx and xx”.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active xxCEMA xxavailable in the updated title report in the amount of xxin favor of xx-xx. and it was recorded on xx/xx/xxxx.xxmortgage is showing pay off in the HUD-x but no release found of the mortgage.

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xxM.A.. and it was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxJ xxand xxA xxin the amount of xxin favor of "CITI xxN.A." and it was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxJ xxin the amount of $x,xxx.xx in favor of "xx " and it was recorded on xx/xx/xxxx.

xxcombined taxes for xxxx have been paid in full in the amount of $ x,xxx.xx on xx/xx/xxxx.

xxxst installment of combined xxtax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx are delinquent with due date of xx/xx/xxxx. and good through date xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in active bankruptcy.
xxloan is currently in delinquency for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxservicing comments are available in loan file from xx/xx/xxxx to xx/xx/xxxx date, the servicing comments shows the reason for default is reduced in income/ loose job of borrower, previous modification was given to the borrower but he had failed to make the payments through the modification program.
xxto the PACER, the borrowers  xxA xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.
 xxxst installment of combined xxtax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx are delinquent with due date of xx/xx/xxxx. and good through date xx/xx/xxxx.

xx: xxper xxreport dated xx/xx/xxxx, page # xx foreclosure was initiated and complaint was filed on xx/xx/xxxx with case # xx xx, same document states on xx/xx/xxxx by the order of court to discontinuing action and xxthe foreclosure was cancelled. xxloan was modified on xx/xx/xxxx. xxfurther information has been found in the loan file and comments.
xx: xxto the PACER, the borrowers  xxA xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx
POC xx/xx/xxxx xxPOC xxas xxand xxis xxwith x.xxx%
xxschedule D of xxdated  xx/xx/xxxx  shows the value of collateral is xxand the  amount of claim is xx. xx, the unsecured portion is in the amount of xx .xxis confirmed on xx/xx/xxxx xxmodification agreement was made between xxJ xxand xxA xx (borrower) and xxxxxx-I-H-R (lender).
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The Compliance result is Moderate because This loan has failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Charged x.xxx%   Allowed x.xxx%    Over By +x.xxx%"
* Missing Required Disclosures (Lvl x)     "List of Service Providers is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form is missing in the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not had dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90697757	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.37	12.090%	360	xx	xx	Conventional	Fixed	Cash Out	93.778%	93.778%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	4.875%	$451.24	05/01/2019	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxK xxA/K/A xxT xxand xxA/K/A xxand lender xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx xxare two active civil judgments against the borrower in the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of xxand xx.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxtax for the year of xxxx is delinquent in the amount of $xxx.xx and it is good through on xx/xx/xxxx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship. , xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was dismissed on xx/xx/xxxx..xx-D in xxpetition shows that the unsecured amount is $x.xx the secured claim amount is xxand the value of collateral is xx.
xxsubject property has damaged. xxper comment dated xx/xx/xxxx the subject property was damaged and the loss amount is xx. xxdated xx/xx/xxxx shows that the loss type is wind/hail. xxdated xx/xx/xxxx shows that the check received, check receipt date is xx/xx/xxxx check # xx check amounts is $x,xxx.xx and the check date was xx/xx/xxxx. xxdated xx/xx/xxxx shows that the RCV is xx, amount excluded due to policy limits. xxis no further information whether the damage has been repaired or not.
xxpr collection comments the subject property has been occupied by the owner.

xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon. xxforeclosure went on hold due to bankruptcy and xx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was xxon xx/xx/xxxx..xx-D in xxpetition shows that the unsecured amount is $x.xx the secured claim amount is xxand the value of collateral is xx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Missing Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD is available in the loan file but some fees are hand written on it."	* Application Missing (Lvl x) "Final Application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.01	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63203983	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$875.98	11.080%	300	xx	xx	Conventional	Fixed	Cash Out	74.038%	74.038%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxin the favor of xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed as currently the subject mortgage is with xx.
xxto the updated title report dated xx/xx/xxxx, there is an unreleased real estate tax lien for unpaid xxtaxes of the year xxxx in the amount of $xxx.xx in the favor of xx. xxrecording details of the lien are not available. xxtracted search report attached with the xxtitle report shows that the xxtaxes of the year xxxx are paid; but, the lien was not released or release not found. xxsaid lien started the foreclosure by filing the xxpendens on xx/xx/xxxx.
xxproperty taxes of the year xxxx are paid in the amount of $x,xxx.xx.
xxprior taxes have been delinquent.	xxto the review of latest payment history as of xx/xx/xxxx, the borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and current xxrate is x.xxx%. xxcurrent UPB is xx.	xx: xxto the collection comments as of xx/xx/xxxx, the borrower has been delinquent from xx/xx/xxxx to xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and current xxrate is x.xxx%. xxcurrent UPB is xx.
xxforeclosure evidence found in the available in either collection comments or loan documents.
xxdebtor had filed the bankruptcy under chapter x on xx/xx/xxxx with case # xx xx, the case was discharged on xx/xx/xxxx and got fully terminated on xx/xx/xxxx.
xxto the collection comments the property is occupied by the owner with no visible damages.
xx: xx: xxdebtor had filed the bankruptcy under chapter x on xx/xx/xxxx with case # xx xx, the case was discharged on xx/xx/xxxx and got fully terminated on xx/xx/xxxx.	Not Applicable	Credit Application HUD-x Closing Statement Missing Disclosures Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The Copy of HUD-x is available in the loan file. However, the xxxx section and signature page are missing or other documents are overlapped on that pages."
* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "The list of service providers is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35590313	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$546.25	$575.00	7.125%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	26.458%	First	Final policy	Not Applicable	xx	03/01/2015	xx	Not Applicable	2.000%	$170.63	03/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx.” and borrower “xx” in amount of xxwhich was recorded on xx/xx/xxxx xx/xx/xxxxxxxxxxxxx xxxxx /xxxx.
xxchain of assignment is incomplete. xxassignment is with ‘xx, not in its individual capacity but solely as trustee for thermac xx, xxxxxx-CTT. xxlast assignment should be with ‘xx and xx’.
x. xxis state tax judgment against the borrower in amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xxof xxagency for workspace innovation unemployment compensation service’.
x. xxare three civil judgments against the borrower in the total amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of “xxof xx”.
xxdelinquent taxes have been found.
xxcombined taxes for xxxx have been paid off in amount of $x,xxx.xx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx % and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.	xx: xxloan is performing and borrower has been making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx % and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxprovided tape data as of xx/xx/xxxx reflects the current UPB in the amount of xx.
xxloan has been modified once since origination. xxmodification was made on an effective date of xx/xx/xxxx between borrower “xx” and lender” xxof xxNA”.  xxnew principal balance is xxfrom which lender has agreed to forgive xxpermanently hence the UPB that has been amortized as an interest bearing amount is xx. xxper mod new P&I is $xxx.xx and rate of interest is x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxdebtor “xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xx, third amended POC was filed by xxof xxon xx/xx/xxxx with secured claim amount of xxand arrears of $xxx.xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper plan dated xx/xx/xxxx debtor shall pay $xxx.xx to the subject creditor for xx months.  xxper trustees final report dated xx/xx/xxxx debtor has paid xxtowards the subject creditor “xxof xxNA”. xxbankruptcy was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

xxcomments have been found regarding foreclosure proceedings. xxper comment dated xx/xx/xxxx the reason for default is financial hardship.
xxcomment dated xx/xx/xxxx reflects that the property is owner occupied. xxvisible damages were reported.
xx: xx: xxdebtor “xx” had filed bankruptcy under ch# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xx, third amended POC was filed by xxof xxon xx/xx/xxxx with secured claim amount of xxand arrears of $xxx.xx.
xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper plan dated xx/xx/xxxx debtor shall pay $xxx.xx to the subject creditor for xx months. xxper trustees final report dated xx/xx/xxxx debtor has paid xx (xx% of the scheduled claim) towards the subject creditor “xxof xxNA”. xxbankruptcy was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan has been modified once since origination. xxmodification was made on an effective date of xx/xx/xxxx between borrower “xx” and lender” xxof xxNA”. xxnew principal balance is xxfrom which lender has agreed to forgive xxpermanently hence the UPB that has been amortized as an interest bearing amount is xx. xxper mod new P&I is $xxx.xx and rate of interest is x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk Indicator is Moderate as this loan failed TILA APR Test.
Final TIL is missing from the loan file hence APR updated as $x.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan type is ARM and required Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29288226	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.142%	300		xx	xx		HELOC	ARM		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	12/06/2005	xx	Not Applicable	7.142%	$1,291.50	01/06/2006	Financial Hardship
xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx which was recorded on xx/xx/xxxx. xxof assignment has been completed. xx, the mortgage is with xx xxVI which was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found.
xxtaxes for the year of xxxx have been delinquent in the amount of $xxxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xxdays and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx% which was applied on xx/xx/xxxx. xxper the tape data as of xx/xx/xxxx, the new UPB is xx. xxcurrent P&I is $x,xxx.xx and the PITI is $x,xxx.xx.	xx: xxloan is in the collection and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx% which was applied on xx/xx/xxxx..
xxreason for default is unable to be determined. xxloan was not modified since origination.
xxrecords for bankruptcy have been found. xxRFD is unable to be determined. xxrepairs and damage have been found. xxare no comments related to the subject property condition. xxare no comments found related to the borrower’s income impacted due to COVID-xx.

xx: xx: xx
xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxL xxand xxof xx, NA. xxnew modified principal balance as per modification is in the amount of xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx with interest rate starting at x.xxx %, beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
Affiliated Business Disclosure Credit Application Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20253698	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,027.05	7.125%	360	xx	xx	Conventional	ARM	Refinance	76.380%	94.785%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.956%	First	Short Form Policy	Not Applicable	xx	03/01/2013	xx	$35,185.44	4.000%	$432.09	03/01/2013	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx xxof assignment has been completed. xx, the mortgage is with xx xxII which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxin the favor of xxof xx, xx. which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found.
xst installment taxes have been paid in the amount of $xxx.xx.
xnd installment taxes have been due in the amount of $xxx.xx. xxprior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per seller’s tape data is in the amount of xx.
xx: xxpresent status of the loan is performing and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. xxborrower xxhad filed for bankruptcy under chapter-x with case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxper modification agreement, the loan was modified on xx/xx/xxxx between the borrower xxL. xxand  N.A. FKA xx as assignee of the FDIC as receiver for xx xx. xxreason for default is unable to be determined from the latest servicing comments. xxare no comments related to the subject property condition. xxare no comments found related to the borrower’s income impacted due to covid-19. xxrepairs and damages have been found.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with case# xx xx/xx/xxxx. xxdebtor filed a reaffirmation agreement on xx/xx/xxxx and the court-ordered grants the debtor’s reaffirmation agreement on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxto the modification agreement, the loan was modified on xx/xx/xxxx between the borrower xxL. xxand N.A. FKA xx as assignee of the FDIC as receiver for xx xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis a deferred balance is xxand interest bearing balance is xx. xxloan was modified twice.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located in state of Ohio. The following required State Disclosures are missing in the loan file.

 x. Equal Credit Availability Notice x. Insurance Tying Disclosure x. Non-Deposit Insurance Disclosure""
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22155179	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,505.93	13.120%	360	xx	xx	Conventional	Fixed	Refinance	57.688%	57.688%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	$569.22	3.125%	$563.85	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx” which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, and its successors and/or assigns which was recorded on xx/xx/xxxx. xxlast assignment should be with xx xxIII.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property. xxannual utility taxes for the year of xxxx have been paid in the amount of $ xxxx.xx. xxprior year’s delinquent taxes have been found.	xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. xxUPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. xxUPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx. xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xxout of which the deferred principal balance is $xxx.xx. xx, the interest bearing amount is reflected as xx. xxpromises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdebtor, xxand xxhad filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxplan was confirmed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.
xx: xx: xxdebtor, xxand xxhad filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xxplan was confirmed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrower, “xxA xx” and the lender, “xx, xx.” on xx/xx/xxxx. xxto modified terms, the new principal balance is xxout of which the deferred principal balance is $xxx.xx. xx, the interest bearing amount is reflected as xx. xxpromises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file:
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89929018	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.39	8.375%	360	xx	xx	Conventional	Fixed	Purchase	79.981%	79.981%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	707	Not Applicable	3.770%	First	Final policy	Not Applicable	Not Applicable	06/01/2017	xx	Not Applicable	3.625%	$343.54	07/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xwith xx/xx/xx xxchain of assignment has been completed. xxlast assignments are with xx xxIII recorded on xx/xx/xxxx with xx/xx# xx xxare no active lien and judgments against the borrower.
xrd and xth combined taxes for the year of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper the servicing comments, the borrower is current with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxloan modification agreement was made between xx (xx) and xx, xx., (xx) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxis no deferred balance and no principal forgiven amount showing in the modification agreement.
xxper PACER and available servicing comments borrower has not been filed bankruptcy.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxdated xx/xx/xxxx located at “xx” states, the mortgagor one called to the servicer to ask when he will be able to do his letter regarding the xxplan. xxalso wanted to make sure his payments won’t be coming out of his account this months. xxcomment dated xx/xx/xxxx shows that borrower has been received deferral notice and it’s only for xxmonth. xx, servicer advised to the borrower that he will check with him monthly to see if he still needs it. xxadvised servicer that this is a rental property; renter has not been able to receive an unemployment nor stimulus check. xxadvised he still needs deferral. xxdated comment also shows the borrower has rental income and he is not able to receive it due to renter being off work.
xxdated xx/xx/xxxx located at “xx” states; the borrower has been impacted by covid-19 and received a deferral beginning with the xx/xx/xxxx payment. xxsubsequent two monthly payments will be deferred in the month they become due. xxcomment also shows ACH has been suppressed through xxdue to impact from covid-19.
xxto comment dated xx/xx/xxxx, the subject property is xx. xxcomment pertaining damage to the subject property has been observed.
xxreason for default is unemployment and decreased income.

xx: xx: xx	xxloan modification agreement was made between xx (xx) and xx, xx., (xx) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxis no deferred balance and no principal forgiven amount showing in the modification agreement.	Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Loan application is missing from the loan file and the unexecuted copy is located at: xxxxxxxxxx_Loan Application_xxxxxxxx_xxxxxxxxx."
																																																																																								* Missing Required State Disclosures (Lvl x) "The subject property is located in New York. The following state disclosures are missing in the loan file. x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice x. NY Interest Rate Disclosure x. NY Hazard Insurance Disclosure x. Tax Escrow Account Designation x. Mortgage Bankers and Exempt Organizations Pre-application x. Part xx Disclosure x. Co-Signer Notice Requirements x. Default Warning Notice x. New York Real Property Escrow Account Disclosure xx. Commitment Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32346962	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$684.49	10.375%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	587	467	37.623%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx in instrument# xx xxxxx.
xxchain of mortgage assignment is incomplete. xxmortgage assignment is with xxview xx xxshould be with xx xxIII.
xxis a xxof xxand xx (xx/xx/xx) in the amount of $xxx.xx in favor of xxof xxwhich was recorded on xx/xx/xxxx in xx# xx xxxxx.
xxcombined taxes for xxxx have been paid off on xx/xx/xxxx in the amount of $xx.xx.
xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the borrower is making regular payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is xx.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xx.

xx: xxloan is performing.
 xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the borrower is making regular payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is xx.xxx% and P&I is $xxx.xx.  xxUPB as of the date has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xx.

xxborrower xxT xxand xxS xxhad filed bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
xxto voluntary petition dated xx/xx/xxxx, the amount of secured claim without deducting the value of collateral is xxand value of collateral is xxtherefore the unsecured portion is $x.xx.
POC was filed by creditor xxon xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $xxxx.xx.
xxMFR was filed on xx/xx/xxxx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxthe latest xx months no details have been found regarding foreclosure. xxlatest BPO report available in the loan file.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxborrower xxT xxand xxS xxhad filed bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
xxto voluntary petition dated xx/xx/xxxx, the amount of secured claim without deducting the value of collateral is xxand value of collateral is xxtherefore the unsecured portion is $x.xx.
POC was filed by creditor xxon xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $xxxx.xx.
xxMFR was filed on xx/xx/xxxx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x. Anti-Tying Disclosure
x. Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90069957	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.240%	299	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx which was recorded on xx/xx/xxxx.

xxchain of the assignment has been completed. xxcurrent assignment is with xx xxactive liens and judgment have been found.

xxxst installment of tax for the year of xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.

xxxnd installment of tax for the year of xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.

xxxrd installment of tax for the year of xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.

xxxth installment of tax for the year of xxxx has been due in the amount of $xxxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx.

xxcollection comment dated xx/xx/xxxx states the ARM rate and payment change notice has been sent. xxborrower has been making payments as per the ARM rate and payment change notice. xxARM rate and payment change notice is located at “xx”.
xx: xxper the review of collection comments, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the ARM rate and payment change notice has been sent. xxborrower has been making payments as per the ARM rate and payment change notice. xxARM rate and payment change notice is located at “xx”. xxreason for default is unable to be determined from the latest servicing comments. xxare no comments related to the subject property condition. xxare no comments found related to the borrower income that was impacted due to covid-19. xxare no comments related to attempts of bankruptcy or foreclosure in recent servicing comments.
xx: xx: xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The xxxx loan application form is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The subject property appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. x. Lead-Based Paint Disclosure x. Mortgage Loan Application Disclosure x. Carbon Monoxide Alarms x. MA Smoke Detector Certificate x. Notice of the Specific Reason for Denial of Credit x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77787963	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	8.250%	180	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	4.990%	$363.54	05/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx ("xx").
 xxchain of assignment has been completed. xx, the mortgage is with xx xxactive liens and judgment have been found.
xxannual county taxes of xxxx/xxxx have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior years.	xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxforeclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. xxforeclosure presale redemption expires on xx/xx/xxxx. xxthe foreclosure was put on hold due to forbearance workout and reinstatement of loan. xxloan modification agreement was made between the borrower xxand estate of xxand the lender xx, xxon xx/xx/xxxx. xxloan has been modified once since origination. xxdamage and repairs have been found. xxincome of borrower is not impacted by covid-19.
xx: xxforeclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. xxforeclosure presale redemption expires on xx/xx/xxxx. xxthe foreclosure was put on hold due to forbearance workout and reinstatement of loan.
xx: xx	xxloan modification agreement was made between the borrower xxand estate of xxand the lender xx, xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "The final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of California. The following state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure for Condominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37783765	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,262.03	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.125%	First	Unavailable	Not Applicable	Not Applicable	06/01/2016	xx	Not Applicable	3.875%	$2,123.39	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, N. A. which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxlatest assignment is with xxI xxwhich was recorded on xx/xx/xxxx. xx, it should be with xx.
xxare multiple xxand xxenforcement liens; however, the property address do not match with the subject property.
xxare x IRS liens; however, the SSN# xx not match.
xxannual installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxperez and xxand (xx) BSI xx, on xx/xx/xxxx.
xxper the servicing comment as of xx/xx/xxxx, the borrower has been impacted by covid-19. xxper the comment dated xx/xx/xxxx, the borrower received the first deferral letter and the borrower stated that he will try to cover the payments.
xxsubject property has been occupied by the owner. xxlatest BPO is not available.  xxservicing comments do not reflect any damage pertaining to the subject property.
xxper the comment dated xxborrower has agreed to a xxFB with the deferral start date of xx/xx/xxxx deferral plan next due date of xx/xx/xxxx with the deferred amount of $x,xxx.xx.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case # xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the secured claim amount of xxand the arrearage amount is xx. xxper the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. xxcase was dismissed due to failure to make plan payment on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.	xxloan modification agreement was made between (borrower) xxperez and xxand (xx) BSI xx, on xx/xx/xxxx.
xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxxx% and new P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Florida, following state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30121414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$392.37	8.880%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/01/2017	xx	Not Applicable	3.375%	$191.38	07/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx. and it was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxmortgage assignment is with xx xxshould be with xx.
xxactive judgments or liens have been found.
A combined tax of xxxx is delinquent on xx/xx/xxxx in the amount of $ xxx.xx till the good through date of xx/xx/xxxx.
xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the loan has been no delinquent. xxborrower is making regular payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the updated payment history. xx, we have considered the UPB per tape data in the amount of xx.	xx: xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the loan has been no delinquent. xxborrower is making regular payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the updated payment history. xx, we have considered the UPB per tape data in the amount of xx.

xxloan modification agreement was made on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.

xxreason for default is retirement of borrower and gets paid once a month as per comment dated xx/xx/xxxx. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.

xxemployer, job type and length of employment of borrower are not available in servicing comments.
xxevidence of foreclosure found in servicing comments.

xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx. xxfurther details available.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx. xxfurther details available.	xxloan modification agreement was made on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Itemization of feed and estimated HUD-x are also missing from the loan file."	* Application Missing (Lvl x) "Loan application is missing in loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing in loan file."
* Missing Appraisal (Lvl x)     "Appraisal document is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x. MI Borrower's Bill of Rights
x. MI Consumer Caution and Homeownership Counseling Notice
x. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "service Transfer document is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14092698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,052.01	7.890%	360	xx	xx	Conventional	Fixed	Refinance	94.695%	94.695%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	559	37.476%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument xx xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxjudgment against the borrower in the amount of $x,xxx.xx in favor of xxwhich was recorded on xx/xx/xxxx.
xxjudgment against the borrower in the amount of $x,xxx.xx in favor of xxwhich was recorded on xx/xx/xxxx.
xnd installment combined tax for the year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx hence the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx hence the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxlatest BPO report or collection comments have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xx	Not Applicable	Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
																																																																																									* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the Indiana license validation test."	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64678644	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,408.33	$1,915.33	6.500%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Radian	xx	20.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	634	690	38.933%	First	Final policy	Not Applicable	Not Applicable	01/01/2018	xx	$54,879.76	3.500%	$1,150.20	02/01/2018	Financial Hardship	xxper the review of xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is from xx, xx, xxat xx, xx to xxIII. xxactive liens and judgments have been found against the borrower and property. xxfirst installment county taxes of the year xxxx have been paid in the amount of $xxxx.xx. xxsecond installment county taxes of the year xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx. xxprior years of delinquent taxes have been found.	xxto the latest payment history as of xx/xx/xxxx, xxlast payment was received on xx/xx/xxxx from unapplied fund in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been provided in the latest payment history. xxUPB as per tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and the P&I is in the amount of $x,xxx.xx. xxto document located at xx, the payment for the due date of xx/xx/xxxx has been deferred.	xx: xxlast payment was received on xx/xx/xxxx from unapplied fund in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been provided in the latest payment history. xxUPB as per tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and the P&I is in the amount of $x,xxx.xx. xxto document located at "xx", the payment for the due date of xx/xx/xxxx has been deferred. xxborrower, “xxS xxand xxL. xx” had filed bankruptcy with the case # xx xx/xx/xxxx under chapter x. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected in the amount of xx. xxcase was discharged and was terminated on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. xxto notice of trustee’s sale located at “xx”, the foreclosure sale was scheduled on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the foreclosure hold has been closed due to forbearance agreement. xxloan was modified on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the foreclosure file has been closed. xxper comment dated xx/xx/xxxx, the borrower has been impacted by xx. xxto seller’s provided tape data, the borrower has agreed to a xxFB with the deferral start date of xx/xx/xxxx and deferral plan next due date of xx/xx/xxxx with the deferred amount of $xxxx.xx. xx, according to document located at "xx" dated xx/xx/xxxx, the borrower had experienced a short term hardship and agreed to a deferral of the outstanding payments. xxpayments for the months of xx/xx/xxxx in the amount of $x,xxx.xx will be due on maturity date and added to the last payment due. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. xxto notice of trustee’s sale located at “xx”, the foreclosure sale was scheduled on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the foreclosure hold has been closed due to forbearance agreement. xxloan was modified on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the foreclosure file has been closed.

xx: xxborrower, “xxS xxand xxL. xx” had filed bankruptcy with the case # xx xx/xx/xxxx under chapter x. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected in the amount of xx. xxcase was discharged and was terminated on xx/xx/xxxx.	xxmodification agreement was made between the lender, "xx, xx." and the borrower, "xxS xxand xxL. xx" on xx/xx/xxxx. xxto modified terms, the new principal balance is xxout of which deferred balance is xx. xx, the interest bearing amount is reflected as xx. xxdeferred principal balance of xxwill due as a balloon payment. xxpromises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxloan was modified thrice since the origination. xxloan was prior modified on xx/xx/xxxx and xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "This is ARM conventional loan. LTV at the time of origination is xxx%. Final loan application reflects monthly MI payment in the amount of $xxx.xx and also, the lender guidelines requires mortgage insurance. However, MI certificate missing from the loan file."
* Not all borrowers signed HUD (Lvl x)     "Final HUD-x is not signed by the borrower.

Stamped final by closing agent"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx/xx/xxxx. However, according to final HUD-x, the settlement date is xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34805096	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.750%	301	xx	xx	HELOC	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	$4,500.00	5.500%	$546.16	05/01/2019	Financial Hardship	xxper updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx, in the amount of xx, with xxof xx, NA.

xxlast assignment has been completed. xxcurrent assignment is with xx xxactive judgments or liens have been found.

xxtax for the year of xxxx has been paid in the amount $x,xxx.xx.
xxprior year delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB as per the tape of payment history is xx.	xx: xxreview of the collection comment shows that the loan is in xxand next due date for the payment is xx/xx/xxxx.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB as per the tape of payment history is xx.
xxper the servicing comment xx/xx/xxxx, the borrower has been impacted by covid-19 through job loss, a reduction of hours or temporary unemployment, and he cannot make monthly payment. xxper the servicing comment dated xx/xx/xxxx, a deferral beginning with the xx/xx/xxxx payment. xxsubsequent two payments will be deferred in the month they become due.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xx: xxborrower xxM. xxhad file bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxwith arrearage in the amount of $x.xx.xxcase was later discharged on xx/xx/xxxx and  terminated on xx/xx/xxxx.
xxmodification agreement was made between borrower xxand lender xx, INC on xx/xx/xxxx.
xxborrower promises to pay the amount of xxwith interest rate of x.xxx% beginning from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxinterest bearing amount is xxand the amount of deferred balance is $x,xxx.xx.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "Disbursement sheet is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9383483	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$936.67	1.700%	360	xx	xx	Conventional	ARM	Refinance	88.000%	88.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.304%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	3.750%	$730.07	08/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx, which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxmortgage assignment is with xx.
xxis junior mortgage in the amount of xxin favor of xxwhich was recorded on xx/xx/xxxx.

xxactive liens and judgment has been found on updated title report.

xxcombined property taxes for xxxx have been paid off on xx/xx/xxxx in the amount of $xxx.xx.
xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the loan has not been in delinquency. xxborrower is making regular payments. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the updated payment history. xx, we have considered the UPB per tape data in the amount of xx..	xx: xxcurrently is in performing.
xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the loan has not been in delinquency. xxborrower is making regular payments. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the updated payment history. xx, we have considered the UPB per tape data in the amount of xx.
xxloan was modified on xx/xx/xxxx and a new principal balance is xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.

xxborrower xxhad filed bankruptcy under chapter-x with case # xx xx/xx/xxxx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxD of voluntary petition dated xx/xx/xxxx   shows amount of secured claim without deducting the value of collateral is xxand value of collateral is xxtherefore the unsecured portion is $xxxx.xx.

xx: xx:
xxborrower xxhad filed bankruptcy under chapter-x with case # xx xx/xx/xxxx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxD of voluntary petition dated xx/xx/xxxx   shows amount of secured claim without deducting the value of collateral is xxand value of collateral is xxtherefore the unsecured portion is $xxxx.xx.
xxloan was modified on xx/xx/xxxx and a new principal balance is xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10793992	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.740%	300	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/01/2019	xx	Not Applicable	5.000%	$1,647.35	07/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with (borrowers) xxG. xxand xxT. xxand the (xx) xxof xx was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx xxof assignment has been completed and the last assignment was done from xx xxjunior/senior mortgage has found.
xxactive judgment or lien has not found.
xxper updated title report dated xx/xx/xxxx, annual tax amount is $x.xx.
xxownership of the subject property is vesting in the name xxG. xxand xxT. xx (borrowers).
xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxxx.xx. xxUPB is not reflected in payment history. xxper tape data, current UPB is xx.	xx: xxper the review of collection comments, the borrower is current with and the next due date for payment is xx/xx/xxxx. xxborrower has been making payments as per modification agreement. xxto the modification agreement, the loan was modified on xx/xx/xxxx between the borrower xx & xxand xx, xx. xxreview of collection comments, the foreclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx. xxforeclosure complaint was filed on xx/xx/xxxx and service was completed on xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx stated that file is on hold for client managed litigation.
xxcollection comments dated xx/xx/xxxx stated that the borrower has xxand wants to send payment and ordered payoff quote. xxcollection comment dated xx/xx/xxxx stated that the hold has been ended. xxcollection comment dated xx/xx/xxxx stated that counsel acknowledged proceed with foreclosure. xxcollection comment dated xx/xx/xxxx stated that the in house xxhas reviewed account and determined there is no pending litigation, nor a pending xxxxA letter that needs to be responded to.
xxcollection comment dated xx/xx/xxxx stated step judgment filed on xx/xx/xxxx. xx, the file is on hold for loan modification.
xxborrower made payments of $x,xxx.xx for xx/xx/xxxx and xx/xx/xxxx. xxfinal modification was processed on xx/xx/xxxx. xxany further proceedings found. xxreason for default is unable to be determined from the latest servicing comments. xxBPO report inspection dated xx/xx/xxxx stated that the subject property is in average condition with no repairs noted at the time of inspection. xxare no comments found related to the borrower income were impacted due to covid-19.

xx: xxper the review of collection comments, the borrower is current with and the next due date for payment is xx/xx/xxxx. xxborrower has been making payments as per modification agreement. xxto the modification agreement, the loan was modified on xx/xx/xxxx between the borrower xx & xxand xx, xx.  xxreview of collection comments, the foreclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx. xxforeclosure complaint was filed on xx/xx/xxxx and service was completed on xx/xx/xxxx.  xxcollection comment dated xx/xx/xxxx stated that file is on hold for client managed litigation. xxcollection comments dated xx/xx/xxxx stated that the borrower has xxand wants to send payment and ordered payoff quote. xxcollection comment dated xx/xx/xxxx stated that the hold has been ended. xxcollection comment dated xx/xx/xxxx stated that counsel acknowledged proceed with foreclosure. xxcollection comment dated xx/xx/xxxx stated that the in house xxhas reviewed account and determined there no pending litigation, nor a pending xxxxA letter that needs to be responded to. xxcollection comment dated xx/xx/xxxx stated step judgment filed on xx/xx/xxxx. xx, the file is on hold for loan modification. xxborrower made payments of $x,xxx.xx for xx/xx/xxxx and xx/xx/xxxx. xxfinal modification was processed on xx/xx/xxxx. xxany further proceedings found.
xx: xx	xxto the modification agreement, the loan was modified on xx/xx/xxxx between the borrower xxand xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Disclosure is missing from loan files. Disbursement sheet/Fees sheet/ Fee statement is missing from loan files."	* Application Missing (Lvl x) "The loan application form is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The subject property appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. x. Lead-Based Paint Disclosure x. Mortgage Loan Application Disclosure x. Carbon Monoxide Alarms x. MA Smoke Detector Certificate x. Notice of the Specific Reason for Denial of Credit x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57067754	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.42	15.290%	360	xx	xx	Conventional	Fixed	Purchase	97.820%	97.820%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	552	570	35.840%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the xx in the amount of xxwith xx, xx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments against the borrower/property.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred amount of $x,xxx.xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred amount of $x,xxx.xx.
xxlatest servicing comments or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "xxxx Final Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test. This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance -$x,xxx.xx The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. This loan failed the TILA APR test. Loan Data: xx.xxx% Comparison Data: xx.xxx% Variance: -x.xxx% The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. x. TX Loan Agreement Notice x. Commitment Requirement/Anti-Tying x. TILA Disclosures in Spanish x. Home Equity Consumer Disclosure x. Home Equity Loan Interest and Fees Preclosing Disclosure   x. Home Equity Loan Copies of Documents x. Home Equity Loan Rescission Notice x. Fair Market Value of Homestead Property Acknowledgment x. Home Equity Loan Notice of Address for Borrower Notification of Violation xx. Choice of Insurance Notice xx. Collateral Protection Insurance Disclosure xx. Non-Deposit Investment Product Disclosure Are there any promotional materials? xx. Insurance Solicitation/Post Commitment Requirement xx. Construction Loan Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22210207	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$342.93	10.890%	360	xx	xx	Conventional	Fixed	Purchase	80.728%	80.728%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	588	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxmortgage assignment is with xxview xx xxshould be with xx xxIII.
xxactive judgments or liens have been found.
xxcity taxes of xxxx are delinquent in the amount of $xxx.xx.
xxand second city taxes of xxxx are due on xx/xx/xxxx & xx/xx/xxxx in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx:
xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.  xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "VA SB xxx HRML Lending Policies
This loan failed the VA SB xxx high risk mortgage loan points and fees threshold test. (Code of Virginia § xx-xx.x:x)
The total points and fees payable on the loan at or before loan closing ($x,xxx.xx) is greater than x% of the total loan amount
($xx,xxx.xx).
FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges for Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35439371	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$585.88	12.990%	360	xx	xx	Conventional	Fixed	Cash Out	69.463%	69.463%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	579	Not Applicable	40.511%	First	Short Form Policy	Not Applicable	Not Applicable	07/28/2007	xx	$18,838.77	12.000%	$496.99	08/28/2007	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded in xxon xx/xx/xxxx with xx # xx and book/page # xx xxmortgage was also recorded in xxon xx/xx/xxxx with book/page # xx in the amount of xxwith xx.
xxchain of assignment has been completed. xxassignments are with xx xxmortgage was originated on xx/xx/xxxx and was recorded xxon xx/xx/xxxx with book/page # xx in the amount of $x,xxx.xx with xx.
xxmortgages, liens and judgments are as follows:
xxagainst the borrower in favor of xx recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxlien against the borrower in favor of xxand xxrecorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxannual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxannual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred balance of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred balance of xx.
xxloan modification agreement was signed between the borrower xxand xx, xx. on xx/xx/xxxx.
xxlatest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. xxis no comment indicating a cram down. xx; all the documents are not available to review.	xxloan modification agreement was signed between the borrower xxand xx, xx. on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxwith including deferred balance of xxand with the interest rate xx.xxx %. xxborrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings.
Loan Data: $xxx.xx Comparison Data: $xxx.xx Variance: +$xxx.xx
The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $xx,xxx and the loan charges a lender fee. (NC xx-x.xA(cx))."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan files"
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37069347	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.75	6.750%	360	xx	xx	Conventional	Fixed	Purchase	93.464%	93.464%	Full Documentation	Yes	MGIC	xx	35.000%	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.388%	First	Final policy	Not Applicable	Not Applicable	04/01/2017	xx	Not Applicable	2.000%	$298.31	04/01/2017	Extend Term	xxper updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx, in the amount of xx, with xx, xx. xxlast assignment is with xx, xx & xxwhich was recorded on xx/xx/xxxx.xxcurrent assignment should be with xxVI. xxactive judgments or liens have been found. xnd xxtax for the year of xxxx have been due in the amount $xxx.xx. xst xxtax for the year of xxxx have been paid in the amount $xxx.xx. xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in xxand next due date for the payment is xx/xx/xxxx. xxto the payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx. xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.
xx: xxdated xx/xx/xxxx states the borrower spoke with her prior agent and stated him that the home is in foreclosure action. xxfurther details found regarding foreclosure in the available servicing comments.
xx: xx	xxloan modification agreement was made between “xx" borrower and “xx, xx. (xx) on effective dated is xx/xx/xxxx. xxfirst modified payment has been started from xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. xxnew modified unpaid principal balance is xx. xxwas modified into x steps. x) xx: xx, xx: x.xx%, P&I: $xxx.xx, xx: xx/xx/xxxx. x) xx: xx, xx: x.xx%, P&I: $xxx.xx, xx: xx/xx/xxxx. x) xx: xx, xx: x.xx%, P&I: $xxx.xx, xx: xx/xx/xxxx. x) xx: xxx, xx: x.xx %, P&I: $xxx.xx, xx: xx/xx/xxxx till maturity dated xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease Risk Indicator is moderate as this loan failed Discount Fee Test. Hence, Loan Data: $x,xxx.xx, Comparison Data: $x,xxx.xx and variance shows as +$xxx.xx. This loan failed the discount fee test due to the sum of all discount points is greater than x% of the original principal amount. Discount point’s means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential Mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following state disclosures are missing in the loan file. x) Equal Credit Availability Notice x) Equal Credit Availability Notice x) Non-Deposit Insurance Disclosure"
* Property is Manufactured Housing (Lvl x)     "The appraisal report located at “xxxxxxxxxx_Documents from Prior Servicer_xxxxxxx_xxxxxxxxx.tif Pg# xx shows the subject property type is manufactured housing. The Alta x endorsement attached with the final title policy located at “xxxxxxxxxx_Credit File Documents_xxxxxxx_xxxxxxxxx pg# xx regarding manufactured housing unit located at “xxxxxxxxxx_Credit File Documents_xxxxxxx_xxxxxxxxx” which confirms that the property is affixed to permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL date is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32213034	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.35	5.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2012	xx	Not Applicable	3.794%	$419.03	07/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xxbank with xx xxchain of assignment has not been completed.

xxmortgages, liens and judgments are as follows:

xxmortgage active against borrower recorded on xx/xx/xxxx with xxdepartment of xxin the amount of $x.xx with xx.

xxmortgage active against borrower recorded on xx/xx/xxxx with xxand xxagency in the amount of xxwith xx xxare state tax liens active in the favor of xxof xx & xx, which was recorded on xx/xx/xxxx in the amount of xx.

xxis civil judgment active in the favor of xx which was recorded on xx/xx/xxxx in the amount of $xxxx.xx.
xxis civil judgment active in the favor of xxwhich was recorded on xx/xx/xxxx in the amount of $xxxx.xx.
xxis credit card judgment active in the favor of xx which was recorded on xx/xx/xxxx in the amount of $xxxx.xx.

xxis medical judgment active in the favor of xxwhich was recorded on xx/xx/xxxx in the amount of $xxxx.xx.

xst and xnd installment of combined taxes for the year xxxx is paid in the amount of xxx.xx on xx/xx/xxxx.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. xxlast payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.	xx: xxloan is performing. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. xxlast payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started  from x.xxx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx.  xxrate changes in x steps ending at x.xx%.
xxemployer, job type and length of employment of borrower are not available in servicing comments.
xxevidence has been found regarding the foreclosure found in servicing comments.
xxto the PACER xxactive bankruptcy found.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing in loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance risk indicator is moderate due fail in State Regulations Restricted Fees."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variance +$x,xxx.xx"
* Missing Appraisal (Lvl x)     "Appraisal document is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service transfer document is missing in loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing in loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42612353	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$680.38	10.440%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	49.218%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2016	xx	Not Applicable	5.000%	$493.67	06/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx, xx. with xx# xx xx/xx# xx / xxx.

xxchain of assignment has been completed. xxassignments are with xx recorded on xx/xx/xxxx with xx# xx xx/xx# xx xxmortgages, liens and judgments are as follows:

xxare two senior mortgages first originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx/xxxxx / xxx.

xxsenior mortgage originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx/xxxxx/x.
xxxx taxes are paid on xx/xx/xxxx in the amount of $ xxx.xx. xxprior delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx, the borrower is regular with the payment .xxlast payment was received on xx/xx/xxxx the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx with an interest rate of x.xx%. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxand  interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.xxmaturity date as per modification is xx/xx/xxxx.xxloan was modified once.

xxreason for default is not available. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property. xxper collection comment dated xx/xx/xxxx, this property is located in a disaster area designated by FEMA xxis no comment regarding foreclosure in latest collection comments.
xxto the PACER, the borrower did not filed xx. xxfurther details available.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxand interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.xxmaturity date as per modification is xx/xx/xxxx.xxloan was modified once.	Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
660308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	05/04/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$244.36	3.500%	120	xx	xx	HELOC	ARM	Refinance	Unavailable	Unavailable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	07/25/2017	xx	Not Applicable	0.875%	$234.09	07/25/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently assigned with xx.

xxare xxand xxare pending against the borrower.
x) IRS/ xxtax lien against "xx" recorded on xx/xx/xxxx, in amount of $x.xx in the favor of xxof the xx- xx.
x) xxis a xxlien of 'xxJ. xx' against the borrower 'xx' in the amount of $xx.xx which was recorded on xx/xx/xxxx.
x) xxis a xxlien of 'xxof xx' against the borrower 'xx' in the amount of $xx.xx which was recorded on xx/xx/xxxx.

x) xxare multiple xxagainst the borrower 'xx' in the amount of xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx,  xx/xx/xxxx,  xx/xx/xxxx,  xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, respectively.

xxactive judgments or liens found.

xxxx combined xst half taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxxx combined xnd half taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx
xxreview of payment history as of xx/xx/xxxx shows that the subject loan is currently performing and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB per tape is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collections and the next due date for the payment is xx/xx/xxxx.
xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB per tape data is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of  $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx.  xxrate changes in x steps ending at x.xxx%.

xx:
xxper servicing comments dated xx/xx/xxxx, the subject property has been occupied by owner.
xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Balloon Rider Credit Application Missing Required State Disclosures Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "This is a HELOC loan. However, required HELOC Booklet is missing from the loan file."	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* Balloon Rider Missing (Lvl x)     "Bollon rider is missing from loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27743336	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.250%	301	xx	xx	HELOC	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment with xx xxV which was recorded on xx/xx/xxxx.
xxare fifty state tax liens open against the borrower xxP. xxall are in the favor of the same plaintiff xxof xxtotal in the amount of xxand all are recorded on different dates.
xxis an active IRS lien open against the borrower, xxP. xx, in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxis an active civil judgment against the borrower xxin the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxto determine the occupancy and current condition of the subject property from the available servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "The HELOC booklet document is missing from the loan file. The Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "As per review, loan program disclosure is missing from loan files."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
x. MO Collateral Protection Act Notice
x. Borrower's Choice of Insurer or Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "As per review, notice of service transfer is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "As per review, affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30451708	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,341.14	1.700%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	705	Not Applicable	63.855%	First	Final policy	Not Applicable	Not Applicable	02/01/2011	xx	$85,450.52	2.000%	$960.18	02/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx xxII which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xrd installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xth installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual installment of combined jurisdiction tax of xxxx has been delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.

xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxstep modification agreement was signed between the borrower xxL xxand the lender  on xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner. xxlatest BPO is not available.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxto the PACER, the borrower xxand xxV. xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxdebtor was standardly discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.	xxmodification agreement was signed between the borrower xxL xxand the lender xx/xx/xxxx on.
xxis xxwith interest rate x.xx% which steps up in x steps ending at x.xxxx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance in the amount of xx. xxis no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: Result: FAIL ; Loan Data: xxMonths; Comparison Data:  xMonths; Variance: xxMonths.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prohibited Fees Test: Result: FAIL ; Laon Data: $x,xxx.xx; Comparison Data:  $x.xx; Variance: +$x,xxx.xx.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;"
* DTI > xx% (Lvl x)     "As per xxxx dated xx/xx/xxxx, the total monthly income is in the amount of $xx,xxx.xx  and the total monthly expenses is in the amount of $x,xxx.xx hence, DTI  is exceeding xx%."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at NJ State. However following state disclosures are missing from the loan file.
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
x. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23289889	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.740%	300	xx	xx	HELOC	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/26/2018	xx	Not Applicable	4.625%	$1,194.17	12/25/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx, NA.
xxchain of assignment has been completed. xx, the assignment is with xx which was recorded on xx/xx/xxxx.
xxis active junior credit card xxavailable against the “xxW xx” in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx.
xxis active junior credit card xxavailable against the “xx” in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx.
xxannual county taxes for xxxx have been paid in full in the amount of $ xxxx.xx on xx/xx/xxxx.
xxof the payment history provided as of xx/xx/xxxx reveals that borrower is not delinquent. xxlast payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xx.	xx: xxborrower is currently performing with the loan.
xxof the payment history provided as of xx/xx/xxxx reveals that borrower is not delinquent. xxlast payment was received in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.  xxUPB as of date reflects in the provided payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxof foreclosure or bankruptcy has been found. xxdamages have been observed.
xxto comment dated xx/xx/xxxx, the borrower has been impacted by COVID and received a deferral beginning with the xx/xx/xxxx payment. xxsubsequent two monthly payments will be deferred in the month they become due. xxfurther information has been found in the available servicing comments regarding the COVID.
xxloan modification agreement was made between borrower “xxW xxand xxM xx” and xx “xxof xx” on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx which will get changed periodically that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxchange will be in x steps. xxfor xxis xx.

xx: xx: xx	xxloan modification agreement was made between borrower “xx” and xx “xxof xx” on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx which will get changed periodically that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxchange will be in x steps. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Information Booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8327067	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	11.590%	300	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxof xx recorded in xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment is with xx recorded on xx/xx/xxxx with xx# xx xxare x active IRS liens against the borrower in favor of xxof the xx - xxrecorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx in the respective amount of xx, $xxx.xx, xx, xxand xx. xxare x active xxliens against the borrower in favor of xxof xxof xxrecorded on xx/xx/xxxx and xx/xx/xxxx in the respective amount of xxand $xxx.xx. xst and xnd installments of annual combined taxes for the year xxxx are delinquent in the total amount of $x,xxx.xx. xxtaxes are good through xx/xx/xxxx.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payments and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xx: xxcurrent loan status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payments and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxreason for default, subject property occupancy is not mentioned in collection comments.
xxforeclosure details are available from the loan file or collection comments.
xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xx	xxis a HELOC mortgage with an interest rate of xx.xxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and rate of interest is x.xxx%. xxtape data does not reflect modification. xx, the tape data shows that the maturity date has been extended to xx/xx/xxxx which means there is possible modification. xxdetails have been found in collections comment. xx, xxagreement is missing in the file.	Affiliated Business Disclosure Credit Application Missing Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2785823	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$597.56	11.050%	180	xx	xx	Conventional	Fixed	Cash Out	78.125%	78.125%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/24/2009	xx	Not Applicable	3.000%	$249.26	06/27/2009	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xxwith xxof xx, organized and existing under the laws of the xxof xx. xxof assignment is complete as current assignee is xx. xxactive liens and judgments have been found. xxestimated tax is $xxxx.xx.	xxto latest payment history as of xx/xx/xxxx, the borrower is one month behind the payment. xxthe next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance reflected in tape date is xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxof loan file and servicing comment shows that the borrower is one month behind the payment. xxthe next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance reflected in tape date is xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxintention is to retain the property.  xxevidence of damage or repair on subject property has been found. xxseems property is in good condition.

xx: xx: xx	xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx, xx.”. xxper the modified terms, the new principal balance is xxplus additional $xxxx.xx. xxare x amortization steps of the modification. xxfirst payment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for the TILA right of rescission test. Closed-end The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last.
 TILA Right of Rescission Test:"
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file. x. MI Borrower's Bill of Rights x. MI Consumer Caution and Homeownership Counseling Notice x. Choice of Insurance Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43047053	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$511.09	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	671	Not Applicable	33.077%	First	Final policy	Not Applicable	Not Applicable	05/01/2018	xx	Not Applicable	3.500%	$418.41	06/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xxwith xx# xx xx xxchain of assignment is not complete. xx, the assignment of mortgage is with xx recorded on xx/xx/xxxx; however, the missing assignment is to xx.
xxmortgages, liens, and judgments are as follow:
xxis an HOA lien open against the subject property is in the favor of xx' xx, xx. in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage in favor of xx recorded on xx/xx/xxxx in the amount of xxwith xx/xx# xx xxxxx / xxxx xxcounty taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxto determine the occupancy and current condition of the subject property from the available servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrowers xxand the lender xx, xx. xxnew modified principal balance as per modification is in the amount of xxand interest bearing amount is xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance risk indicator is moderate due to failure in following tests:
TILA Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test:
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test:
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance-$xxx.xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR document is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20154297	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$703.15	13.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.448%	First	Final policy	Not Applicable	Not Applicable	12/27/2007	xx	Not Applicable	9.400%	$699.13	01/27/2008	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith the lender xx, a xx. xxchain of assignment has been completed. xxlast assignment is from xx, xxto xxview xx, a xxwhich was recorded on xx/xx/xxxx. xxactive liens and judgments have been found. xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.	xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxto the PACER, the borrower xxand xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed onxx/xx/xxxx with the secured claim amount of xxand the arrearage amount is xx. xxto the order confirming chapter xx plan, the debtor shall pay $xxxx for x-xx months and then $xxxx for xx to xx months. xxbankruptcy was terminated on xx/xx/xxxx. xxdate of the last filing bankruptcy was xx/xx/xxxx. xxmodification agreement was made between xxand xxJ xxand xxsystem. xxon xx/xx/xxxx. xxloan has been modified once since origination. xxper BPO report date xx/xx/xxxx located at “xx”, there are estimated repairs cost of exterior paint and garage door replacement is in the amount of $x,xxx.xx. xxinformation pertaining to completion of repairs and receipt of an insurance claim has been found. xxforeclosure activity has been found. xxper death certificate located at “xx”, the borrower xxhad deceased on xx/xx/xxxx.
xx: xx: xxto the PACER, the borrower xxand xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
xxPOC was filed onxx/xx/xxxx with the secured claim amount of xxand the arrearage amount is xx.
xxto the order confirming chapter xx plan, the debtor shall pay $xxxx for x-xx months and then $xxxx for xx to xx months. xxbankruptcy was terminated on xx/xx/xxxx. xxdate of the last filing bankruptcy was xx/xx/xxxx.
xxmodification agreement was made between xxand xxJ xxand xxsystem. xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx.xxborrower promised to pay $ $xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification step. xxmodification agreement has interest rate discount clause. xxloan has been modified once since origination.	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "The ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95811783	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$443.58	10.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	Unavailable	Not Applicable	25.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx." for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has not been completed. xx, the assignment is from xx, xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxII. xxare x HOA xxagainst the property with the favor of xxfor the amount of xxon xx/xx/xxxx and xxon xx/xx/xxxx. xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%. xxloan was not modified. xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. xxcomment dated xx/xx/xxxx, the foreclosure has been dismissed. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the forbearance dispute has been started and the comment dated xx/xx/xxxx, the dispute resolution letter has been sent. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. xxcomment dated xx/xx/xxxx, the foreclosure has been dismissed.
xx: xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file. x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans x. Anti-Tying Disclosure x. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the Borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2977636	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	3.934%	300	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/01/2019	xx	Not Applicable	4.000%	$1,750.67	07/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recordxed on xx/xx/xxxx. xxname is xxof xx and amount of mortgage is xx.
xxare several civil judgments against the borrower.
xxxxxx taxes are delinquent in the amount of xx. xxthrough date for these taxes is xx/xx/xxxx. xxdelinquent taxes are greater than x.xx% of loan amount.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper collection comment, borrower is currently performing and there is no foreclosure details and bankruptcy details.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xx: xx: xx	xxloan modification agreement was made between xx (borrower) and xx, xx. (lender).
xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xx. xxborrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing in loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19518087	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$328.82	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	26.343%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx, xx, which was recorded on xx/xx/xxxx. xxof assignment has not been completed. xxcurrent assignment is with xxof xx, which was recorded on xx/xx/xxxx; however, it should be with xx xxjudgment and liens have been found. xxannual combined taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan. xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx. xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied. xxevidences have been found regarding the damages/repairs in the comments.
xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
																																																																																								* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29305184	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$639.79	10.490%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	41.910%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	$4,178.06	3.125%	$235.21	07/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxlast assignment is from xx, xx. to xx which was recorded on xx/xx/xxxx. xxlast assignment should be with xx xxIII.
xxis one sewer lien against the subject property in the favor of xx & xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis one judgment in the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xx, middle name of borrower does not match with the name of defendant.
xxinstallment of combined taxes for the year of xxxx has been paid in the amount of $xxx.xx and the second installment is due on xx/xx/xxxx for the amount of $xxx.xx. xxprior year's delinquent taxes have been found
xxto latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. xxUPB as per the tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. xxUPB as per the tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx. xxforeclosure/bankruptcy activity has been found.
xxloan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxout of which the lender had deferred principal balance of $x,xxx.xx. xx, the interest bearing amount is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with interest rate starting at x.xxx % beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once. xxdeferred balance is due on the maturity date. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx between the borrower, "xx & xx" and xx, "xx, xx". xxnew modified principal balance as per modification is in the amount of xxout of which the lender had deferred principal balance of $x,xxx.xx. xx, the interest bearing amount is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with interest rate starting at x.xxx % beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once. xxdeferred balance is due on the maturity date.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan failed the Indiana license validation test."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in state of Indiana. Following state disclosures are missing from the loan file.
x.Hazard Insurance Disclosure
x.Federal Consumer Credit Protection Act Disclosure
x.Insurance Freedom of Choice Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48134352	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$639.67	10.375%	180	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	579	687	47.250%	First	Final policy	Not Applicable	Not Applicable	06/30/2015	xx	Not Applicable	6.375%	$378.36	08/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, the assignment is with xx. which was recorded on xx/xx/xxxx. xx, the assignment is missing to xxIII.
xxfirst and second installment city taxes of xxxx have been paid in the total amount of $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the current status of the loan is performing. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.
xxstep modification agreement was made on xx/xx/xxxx between the borrower xxand xxand lender xx xxloan modification agreement has six step and the first P&I is in the amount of $xxx.xx with the interest rate of x.xxx% for xx months and the last P&I is in the amount of $xxx.xx with the interest rate of xx.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.
xxborrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xx, xx-D shows the amount of xxas an unsecured portion out of the amount of claim xxand the value of the collateral is xxnot see any comments reflecting cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
xxper servicing comments, unable to determine the reason for default.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.
xx: xx: xxborrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xx, xx-D shows the amount of xxas an unsecured portion out of the amount of claim xxand the value of the collateral is xxnot see any comments reflecting cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx	xxstep modification agreement was made on xx/xx/xxxx between the borrower xxand xxand lender xx xxloan modification agreement has six step and the first P&I is in the amount of $xxx.xx with the interest rate of x.xxx% for xx months and the last P&I is in the amount of $xxx.xx with the interest rate of xx.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment penalty term test. (Freddie Mac Industry Letter xx/xx/xxxx)
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding x years
Prepayment Term Test: FAIL xxMonths xxMonths xxMonths"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan state. The following state disclosures are missing from the loan file.  x. MI Borrower's Bill of Rights x. MI Consumer Caution and Homeownership Counseling Notice x. Choice of Insurance Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form disclosure is missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89721117	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$300.51	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	16.000%	16.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	35.475%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx. xxof assignment is complete as current assignee is xxV.
xxactive judgments or liens have been found.
xxtax status is unavailable as the property is being on restricted private records.
xxof the payment history provided as of xx/xx/xxxx reveals that the borrower is current with the loan. xxlast payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xx.	xx: xxof loan file and servicing comment reveals that the borrower is current with the loan. xxlast payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxintention is to retain the property.  xxevidence of damage or repair on subject property has been found. xxseems property is in good condition.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final HUD-x the settlement date is x/xx/xxxx, which is different from note date x/xx/xxxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56074440	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$347.87	4.500%	301	xx	xx	HELOC	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xxof xx xxactive judgments or liens have been found.

xxcounty taxes for the year of xxxx have been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good through date is xx/xx/xxxx.

xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in xxstate and next due date for the payment is xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.
 xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "Disbursement sheet is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
x.Anti-Coercion Notice
x.Title Insurance Disclosure
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90128142	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$315.93	10.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxD. xxand xxJ. xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxcurrent assignment is with xx, xx. xxshould be with xx xxIII.

xxare no active liens and judgments.
xxannual county taxes for the year of xxxx are paid in the amount of $xxx.xx.
xxto the updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment of xx/xx/xxxx was received in the amount of $xxx.xx on xx/xx/xxxx. xxcurrent P&I is $xxx.xx at the rate of interest xx.xxx%. xxpayment history does not reflect xx. xxtape data reflect UPB in the amount of xx.	xx: xxcurrent legal status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxlast payment of xx/xx/xxxx was received by the borrower in the amount of $xxx.xx on xx/xx/xxxx. xxcurrent P&I is $xxx.xx at the rate of interest xx.xxx%. xxpayment history does not reflect xx. xxtape data reflect UPB in the amount of xx.
xxloan has not been modified since origination.

xxcurrent employment of the borrower and job type is unable to determine from servicing comment and loan file.
xxis post-origination bankruptcy record has been found.
xxis no foreclosure activity has been found.
xxis no damages has been found to the subject property has been observed.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The loan is failed for TILA APR Test. The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "The loan is failed for TILA APR Test. The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method. The loan data is x.xx%, Comparison data is xx.xxx% and variance is -xx.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. x. TX Loan Agreement Notice x. Commitment Requirement/Anti-Tying x. TILA Disclosures in Spanish x. Home Equity Consumer Disclosure x. Home Equity Loan Interest and Fees Preclosing Disclosure   x. Home Equity Loan Copies of Documents x. Home Equity Loan Rescission Notice x. Fair Market Value of Homestead Property Acknowledgment x. Home Equity Loan Notice of Address for Borrower Notification of Violation xx. Choice of Insurance Notice xx. Collateral Protection Insurance Disclosure xx. Non-Deposit Investment Product Disclosure Are there any promotional materials? xx. Insurance Solicitation/Post Commitment Requirement xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46461112	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,174.90	8.050%	360	xx	xx	Conventional	Fixed	Purchase	75.255%	75.255%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	545	Not Applicable	47.927%	First	Final policy	Not Applicable	Not Applicable	09/20/2017	xx	$14,317.45	3.500%	$1,181.54	10/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxMERS as nominee for ‘xx’ with xx/xx# xx xxxx /xxx.

xxchain of assignment has been completed; currently, the mortgage is with’ xx xx, xx, xxwhich was recorded on xx/xx/xxxx.
xxis civil judgment against the borrower in the favor of xx xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxis credit card judgment against the borrower in the favor of xxin the amount of $ x,xxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxschool taxes for the year of xxxx-xxxx have been paid in the amount of $xxxx.xx.

xxprior delinquent taxes have been found.
xxper the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the tape of payment history is in the amount of xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy have been found. xxreason for default is not mentioned. xxcomments have been found stating the borrower’s income have been impacted by covid-19. xxrepairs and damages have been found. xxcurrent occupancy is not mentioned.
xx: xxper  collection comments the foreclosure was initiated. xxfile was referred to an attorney xx/xx/xxxx.xxcomplaint was filed on xx/xx/xxxx. xxservice was completed on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found

xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx, between the borrower xxR xxand xx, INC. xxnew modified principal balance as per modification is in the amount of xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx with an interest rate of x.xxx %, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "As per HUD-x which is located at "xxxxxxxxxx_HUD-x_xxxxxxxxxx_xxxxxxxxx", the points and fees are given hand written. However, the same considered for Compliance test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx, Comparison Data $xxx,xxx.xx and Variance-$x,xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx, Comparison Data $xxx,xxx.xx and Variance-$x,xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicer Transfer Document is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form is missing from loan files."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75807681	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$603.33	10.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx in the amount of xxwith xx, xx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxmortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx in the amount of xxwith xxof xx, xx.
xst and xnd county taxes for the year xxxx have been paid in the total amount of $xxx.xx.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB as per the tape is xx. xxP&I is $xxx.xx and PITI is $xxx.xx.	xx: xxcurrent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxreason for default is unable to be determined. xxloan was never modified since origination.
xxlatest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxrepairs and damages have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Freedom to Choose Insurance Company and Insurance Professional is missing from the loan file,"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* Settlement date is different from note date (Lvl x) "The loan was originated on x/xx/xxxx and the settlement statement is dated x/xx/xxxx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14887266	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/27/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.750%	357	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx to xx xxis one junior mortgage against the subject property in the favor of xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxis one junior civil judgment against the borrower xxJ white in the favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
xxprior years of delinquent taxes have been found.

xxper the review of payment history as of xx/xx/xxxx the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxUPB as per tape data is xx.	xx: xxloan is active in collection. xxborrower is currently delinquent for x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxUPB as per tape data is xx.
xxper comment dated xx/xx/xxxx, the borrower impacted by xx-xx it was affected to  job loss, reduction, temporary unemployment. xx, borrower could not make monthly payment. xxper comment dated xx/xx/xxxx, the xxplan was provided to borrower for three months beginning from xx/xx/xxxx to xx/xx/xxxx.
xxper the document located at xx the foreclosure was initiated on file. xxnotice of default was filed on xx/xx/xxxx. xxof hearing was filed on xx/xx/xxxx.
xxpost-closing bankruptcy details have not been found.
xxoccupancy of the subject property is unable to determine. xxcomments were indicating damages and repairs to the subject property.

xx: xxper the document located at xx the foreclosure was initiated on file. xxnotice of default was filed on xx/xx/xxxx. xxof hearing was filed on xx/xx/xxxx.
																																																																																	xx: xx	Not Applicable	Credit Application Origination Appraisal	xx	x: Curable		* Missing HELOC Disclosures (RESPA) (Lvl x) "This is a HELOC loan. However, HELOC Booklet disclosure is missing from the loan files."	* Application Missing (Lvl x) "Final Application is missing from the loan file." * Missing Appraisal (Lvl x) "Appraisal report is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8833590	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.91	6.375%	360	xx	xx	FHA	Fixed	Cash Out	81.200%	81.200%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	44.205%	First	Final policy	Not Applicable	Not Applicable	12/01/2016	xx	$50,000.00	6.625%	$608.29	01/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxwith the lender “xx” which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assigned is from “xxof xx, xx. to xx xx solely as separate trustee of xxI xx. xx, the correct assignment should be with the “xx xxIII”
xxis a junior subordinate mortgage originated on xx/xx/xxxx in the amount of xxwith the lender “xxof xxand xx” which was recorded on xx/xx/xxxx.
xxare x junior civil judgments against the borrower in the favor of xxof xxin the total amount of $xxxx which was recorded on different dates.
xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxloan was modified twice since origination. xxmodification agreement was made on xx/xx/xxxx between the borrower xxand lender BSI xx. xxper the modified terms, the new principal balance is xx. xxdeferred balance amount is in the amount of xxand interest bearing amount is xx. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx and principal forgiven amount is given in the amount of xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxborrower did not file bankruptcy yet.
xxforeclosure activity has not been found.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xxper the comment dated xx/xx/xxxx, the borrower is impacted by covid-19 and the deferral beginning on xx/xx/xxxx. xx, any further details have been found

xx: xx: xx	xxloan was modified twice since origination. xxmodification agreement was made on xx/xx/xxxx between the borrower xxand lender BSI xx. xxper the modified terms, the new principal balance is xx. xxdeferred balance amount is in the amount of xxand interest bearing amount is xx. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx and principal forgiven amount is given in the amount of xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36421318	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,112.42	6.250%	360	xx	xx	FHA	Fixed	Cash Out	88.564%	88.564%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.350%	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2016	xx	Not Applicable	6.500%	$853.29	11/01/2016	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xxof xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx xx.
xxis junior mortgage originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xx.
xxare no active liens and judgments found against the borrower.
xxcounty taxes for the year xxxx are paid in the amount of $xxx.xx. xxprior delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.	xx: xxcurrent status of the loan is performing.
xxof updated xxas of xx/xx/xxxx reveals that loan is currently performing and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
xxloan has been modified since the origination.
xxcomments have been found regarding the foreclosure.
xxborrower xxI. xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx , terminated on xx/xx/xxxx.
xxper servicing comments the loan is performing. xxto xxdated xx/xx/xxxx xxhas been impacted by COVID and received a deferral beginning with the xx/xx/xxxx payment.  xxsubsequent two monthly payments will be deferred in the month they become due. xxdetails of borrower's occupancy are mentioned in last xx months servicing comments. xx, no comments have been found regarding the property damage or repair.

xx: xx: xxborrower xxI. xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx , terminated on xx/xx/xxxx.	xxmodification agreement was made between the lender BSI xxand the borrower xxI. xx & xxon xx/xx/xxxx , the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxmodification does not contain balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16050419	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$752.57	11.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2018	xx	$24,470.23	3.250%	$213.86	03/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx, xx. with xx# xx xx/xx# xx / xx xxchain of assignment is complete. xx, mortgage is with xx recorded on xx/xx/xxxx. xxmortgages, liens and judgments are as follow: xxis water/ sewer lien active in the favor of xx-xxin the amount is $ xxx.xxrecorded on xx/xx/xxxxwith xx/xx# xx / xxx . xxis water/ sewer lien active in the favor of xx-xxin the amount is $ xxx.xx recorded on xx/xx/xxxx with xx/xx# xx / xxx. xxis water/ sewer lien active in the favor of xx-xxin the amount is $ xxx.xx recorded on xx/xx/xxxx with xx/xx# xx / xxx . xxutility taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx. xxcombined taxes for the year xxxx are paid in the amount of $ xxx.xx on xx/xx/xxxx. xxutility taxes for the year xxxx are delinquent in the amount of $xxx.xx on xx/xx/xxxx. xxgood through date is xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xx. xxdeferred amount is xxand interest bearing amount is xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified twice. xxsubject property has been occupied by the owner. xxborrowers intention is to keep the property. xxemployer, job type and length of employment of borrower are not available in servicing comments. xxevidence of foreclosure found in servicing comments. xxto the PACER, no active bankruptcy found.
xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xx. xxdeferred amount is xxand interest bearing amount is xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified twice.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Section xx Disclosure	xx	x: Curable	* Sec xx Disclosure not in file (Lvl x) "The Loan fails in HOEPA high cost points & fees. However, the section xx disclosure is missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom) x. Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72326213	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$473.72	6.500%	360	xx	xx	FHA	Fixed	Purchase	95.352%	95.352%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	598	47.151%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender xxD/B/A xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is with xx REO xxIII which was recorded on xx/xx/xxxx.
xxis child support lien recorded on xx/xx/xxxx for the amount of xxin the favor of xxof the xxby assignment from xx-xx.
xxannual combined taxes for the year xxxx have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxborrower xxand xxhad filed the bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan is not confirmed yet. xxcase was terminated on xx/xx/xxxx. xxdate of the last filing the bankruptcy was xx/xx/xxxx. xxdamage and repairs have been found. xxinformation pertaining to foreclosure has been found. xxloan has not been modified since origination. xxincome of borrower is not impacted by covid-19.

xx: xx: xxborrower xxand xxhad filed the bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan is not confirmed yet. xxcase was terminated on xx/xx/xxxx. xxdate of the last filing the bankruptcy was xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is originated with FHA case# xx The monthly MI payment as per the final xxxx is $xx.xx. However, the MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Texas. The following state disclosures are missing from the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40927541	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.56	10.200%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has not been completed, currently the assignment is with xxLL.
xxare junior mortgage and xx lien against the borrower.
xxjunior mortgage was originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xx lien was recorded on xx/xx/xxxx for the amount of $x,xxx.xx in the favor of xxof xx.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of xx.xx%. xxcurrent UPB is reflected in tape for the amount of xx.xxlatest payment details are matching with per the xx.	xx: xxreview of the collection comment shows that the loan is in xx .
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of xx.xx%. xxcurrent UPB is reflected in tape for the amount of xx.xxlatest payment details are matching with per the ARM change xxlocated at "xx".
xxcomments have been found regarding the foreclosure and bankruptcy.
xxloan has not been modified since the origination.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxcomments have been found regarding the property damage or repairs . xx, no comments have been found regarding the xx-xx impact on payments.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69888140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.24	12.890%	360	xx	xx	Conventional	Fixed	Purchase	91.800%	91.800%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/06/2004	xx	Not Applicable	8.650%	$635.24	04/06/2004	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. which was recorded on xx/xx/xxxx.

xxchain of the assignment has not been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx. xxcurrent assignment should be with xx xxactive liens and judgments found.

xxannual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxloan modification agreement was made between the borrower xxand xxand the lender xx, xxon xx/xx/xxxx. xxloan has been modified once since origination. xxdamage and repairs have been found. xxinformation pertaining to bankruptcy and foreclosure have been found. xxreason for default has not been found. xxincome of borrower is not impacted by covid-19.
xx: xx: xx	xxloan modification agreement was made between the borrower xxand xxand the lender xx, xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx % and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test.
This loan failed the predatory lending guidance test.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of North Carolina. The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25501840	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.06	7.840%	300	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx to secure the loan amount of xxand recorded on xx/xx/xxxx has been active on the title.
xx, the mortgage is assigned to xx

xxare x IRS liens active against the borrower, xxM xxin the total amount of xxin the favor of xxof xx (IRS) which were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively.

RE tax xx:
xxtaxes have been paid through year xxxx/xx. xxtaxes are paid in two installments each in the amount of $xxxx.xx.

xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that loan is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxinterest rate is x.xxx% and P&I is $xxx.xx. xxUPB has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xx.	xx: xxis performing. xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower is current with the loan payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxinterest rate is x.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the updated payment history. xx, we have considered the UPB per tape data in the amount of xx. xxevidence of foreclosure activity has been found. xxoccupancy of the subject property is unable to be determined from the available comments.
xx: xx: xx	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file. x. Impound Account Disclosure x. Cosigner Notice x. Private Mortgage Insurance Disclosure x. Earthquake Disclosure for Condominiums x. Hazard Insurance Disclosure x. Insurer RecommendationDisclosure x. CA Fair Lending Notice x. Anti-Tying Disclosure x. Privacy Notice xx. Notice of Right to Copy of Appraisal xx. Application for Credit-Married Persons xx. Fair Debt Collection Notice xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28627951	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.000%	299	xx	xx	HELOC	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx / xxx.

xxchain of assignment has been complete. xxloan is currently assigned with xx xxare two junior mortgages as follows:
xxjunior mortgage in the favor of xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx / xxx.
xxjunior mortgage in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx / xxx.
xxannual combined taxes of xxxx have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior year.

xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxborrower has made payments as per the document located at xx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxborrower has made payments as per the document located at xx. xxto the probate information furnished in updated title report dated xx/xx/xxxx, the borrower xxhad deceased on xx/xx/xxxx. xx, the death certificate is missing from the loan file. xxdamage and repairs have been found. xxinformation pertaining to bankruptcy and foreclosure have been found. xxloan has not been modified since origination. xxincome of borrower is not impacted by covid-19.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x and Fee itemization are also not available in the loan file. Fees are not provided with Note."
* Missing HELOC Disclosures (RESPA) (Lvl x)     "HELOC booklet is missing from the loan file.
Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "The final loan application is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of North Carolina. The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68559828	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.000%	Unavailable	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/25/2018	xx	Not Applicable	4.500%	$225.53	12/25/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx & xx (borrower) and (lender) xxof xx, NA, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment is unavailable.
xxis code enforcement lien active against the property (xx-xxxx W xx, xx, FL xxxxx) in the amount of $x,xxx in favor of xxof xx, which was recorded on xx/xx/xxxx.
xxannual installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xxcurrent ownership is vested in the name of xx, xxL xxand xxL xx (borrower).

xxreview of the payment history shows that, the borrower is current with and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.x%.	xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty occupancy details or any damage to the property has not been found.
xxnext due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.x%.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxout of which $x.xxxx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Disclosures Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing Required Disclosures (Lvl x)     "The initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
x. Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37360501	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/09/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,048.10	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	78.140%	78.140%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	684	684	40.070%	First	Final policy	Not Applicable	Not Applicable	10/01/2016	xx	$25,067.97	5.750%	$937.51	11/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, FA for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, the assignment is with which was recorded on xx, solely in its capacity as xxof  II xx. xxlast assignment should be with xx xxII.
xxis one junior mortgage against the subject property originated on xx/xx/xxxx in the favor of xx, a federal association for the amount of xxwhich was recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.

xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx. xxloan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount ofxx out of which the deferred principal balance is xx. xx, the interest bearing amount is reflected as xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxto xxdocument located at “xx# xx xx# xx the foreclosure complaint was filed on xx/xx/xxxx with the case# xx xxborrower, "xx" had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected as xx.
POC has been filed by the subject creditor, "xx, NA" for the secured claim of xxand the amount of arrearage of xxon xx/xx/xxxx. xxfor filing POC was xx/xx/xxxx. xxto modify chapter xx plan dated xx/xx/xxxx, xxor $xxx.xx/mo. (xx. x to xx) has been xxin xx. xxaccount with this creditor will be treated outside the xxxx xx. xxorder for same was granted on xx/xx/xxxx.
xxto trustee's final report dated xx/xx/xxxx, the debtor had paid the secured claim amount of xxto the subject creditor. xxcase was discharged and was terminated on xx/xx/xxxx. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xxto xxdocument located at “xx# xx xx# xx the foreclosure complaint was filed on xx/xx/xxxx with the case# xx xxborrower, "xx" had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxcase was discharged and was terminated on xx/xx/xxxx.
xx: xxborrower, "xx" had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected as xx.
POC has been filed by the subject creditor, "xx, NA" for the secured claim of xxand the amount of arrearage of xxon xx/xx/xxxx. xxfor filing POC was xx/xx/xxxx. xxto modify chapter xx plan dated xx/xx/xxxx, xxor $xxx.xx/mo. (xx. x to xx) has been xxin xx. xxaccount with this creditor will be treated outside the xxxx xx. xxorder for same was granted on xx/xx/xxxx. xxfor xxwas filed on xx/xx/xxxx and order for same was granted on xx/xx/xxxx.

xxto trustee's final report dated xx/xx/xxxx, the debtor had paid the secured claim amount of xxto the subject creditor. xxcase was discharged and was terminated on xx/xx/xxxx.
xxmodification agreement was made on xx/xx/xxxx between the borrower, “xxand xx” and the lender, “BSI xx”. xxnew modified principal balance as per modification is in the amount ofxx out of which the deferred principal balance is xx. xx, the interest bearing amount is reflected as xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file. However, values are updated from transmittal located at xx"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
																																																																																								Insurance Sales Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89000518	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.250%	300	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/26/2005	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Extend Term	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxof xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxwhich was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a civil judgment in the favor of xxin the amount of $xxx which was recorded on xx/xx/xxxx.
xxannual county taxes for the year xxxx have been delinquent in the amount of $xxxx.xx and they are good through date of xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxUPB reflected is in the amount of xx. xxborrower has made the payment as per the document located at xx.	xx: xxreview of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/xxxx. xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxUPB reflected is in the amount of xx. xxborrower has made the payment as per the document located at xx . xxloan modification agreement was made between the borrower xxand xxM xxon xx/xx/xxxx. xxloan has been modified once since origination. xxdamage and repairs have been found. xxinformation pertaining to bankruptcy and foreclosure has been found. xxincome of borrower is not impacted by the covid-19.

xx: xx: xx	xxloan modification agreement was made between the borrower xxand xxM xxon xx/xx/xxxx. xxmodified UPB is xxmaturity date has been extended to xx/xx/xxxx. xxis no provision for the balloon payment. xxloan has been modified once since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "x.HELOC booklet is missing from the loan file. x.Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98010699	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	7.740%	300	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	10/29/2018	xx	Not Applicable	4.490%	$721.32	11/25/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with (borrowers) xxT. xxand xxand the (xx) xxof xx, NA was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with book/page # xx xxof assignment has been completed and the last assignment was done from xxof xxN.A. to xx xxVI which was recorded on xx/xx/xxxx.
xxjunior/senior mortgage has found.
xxis one xxhas found against the borrower in the favor of xx, in the amount xx, recorded on xx/xx/xxxx.
xxcombined taxes for the year xxxx-xxxx have been paid in the amount $x,xxx.xx. xxtax amount is $x,xxx.xx. xxdelinquent taxes have been found.
xxownership of the subject property is vesting in the name xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB is not reflected in the payment history. xxdata shows the current UPB is in the amount xx.	xx: xxper servicing comments, the loan is current. xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB is not reflected in the payment history. xxdata shows the current UPB is in the amount xx.
xxfor default is not found in servicing comments.
xxis making payment as per modification agreement dated xx/xx/xxxx.
xxregarding foreclosure is not found in latest servicing comments.
xxdamage to the property has not been found.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is zero. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was done between xxT. xxand xx (borrowers) and xxof xxN.A. (servicer) on xx/xx/xxxx. xxfor modification is financial hardship. xxper modification, unpaid principal balance is xx. xxpromises to pay UPB with interest rate x.xx% and P&I $xxx.xx beginning on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.
xxare x steps of modification. xxpromises to pay and the xst step is $xxx.xx monthly with a modified interest rate x.xxx% beginning from xx/xx/xxxx and xnd step is $xxx.xx monthly with a modified interest rate x.xx% beginning from xx/xx/xxxx.
x-x Family Rider Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "Heloc Disclosure is missing from loan files. Disbursement sheet/Fees sheet/ Fee is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing required x-x family rider (Lvl x)     "x-x Family Rider is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.

x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Balloon Payment
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54574590	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.500%	367	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx / xxxx.

xxchain of assignment has been complete. xxloan is currently assigned with xx xxare no judgments and liens found against the borrower and the subject property.

xxcombined annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.

xxof xxas of xx/xx/xxxx reveals that the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.	xx: xxreview of the collection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxborrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.
xxdetails regarding the foreclosure and bankruptcy have not been found.
xxcollection comment dated xx/xx/xxxx; the reason for default is medical issue.
xxoccupancy of the subject property is unable to be determined. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "The loan type is HELOC. However, the HELOC booklet and disbursement disclosure is missing from the loan file."	* Application Missing (Lvl x) "The final loan application is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of New Hampshire. The Deleted because compliance with Reg Z will satisfy obligation State Disclosures is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67663629	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,222.22	7.234%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	626	Not Applicable	78.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxlatest assignment is from xx xxwhich was recorded on xx/xx/xxxx. xx, the missing assignment is to xx xxIII.
xxactive liens and judgments have been found against the borrower and the property.
xxtaxes have been paid for the due date xx/xx/xxxx in the amount of $x,xxx.xx.
xxtaxes have been paid for the due date xx/xx/xxxx in the amount of $xxx.xx.
xxtaxes have been paid for the due date xx/xx/xxxx in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xxx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxper the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxto determine the reason for the default and intention of the borrower from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxevidence has been found related to the occupancy and current condition of the subject property from the available servicing comments. xxdamage or repair related comment has been found in the servicing comments.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the final application, the total monthly income of the borrower is in the amount of $x,xxx.xx and total monthly expenses are in the amount of $x,xxx.xx. Hence the DTI is more than xx%."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19140956	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$84.88	9.140%	300	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is with the “xx xxV”. xxare two civil judgments in the favor of xxof xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx. xxis one hospital lien in the favor of xxof xx, xx., and a xxnon-for xxwhich was recorded on xx/xx/xxxx for the amount of $ x,xxx.xx in favor of xxcounty taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xx, any prior year delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xx.xx with an interest rate of x.xxx% which was applied for due date xx/xx/xxxx. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxxx.xx.
xx: xxloan present status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xx.xx with an interest rate of x.xxx% which was applied for due date xx/xx/xxxx. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of $xxxx.xx. xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxloan was not modified since origination. xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxstep complaint was filed on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the loan was reinstated. xx, any further details have been found regarding the foreclosure. xxborrower did not filed bankruptcy yet. xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxstep complaint was filed on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the loan was reinstated. xx, any further details have been found regarding the foreclosure.
xx: xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home not affixed. Appraisal report is missing from the loan files. According to the updated title report dated xx/xx/xxxx, the tax certificate shows the subject property type is manufactured home and year built on xxxx with separate tax assessment for land and improvements. Final tile policy is missing from the loan files and the mortgage does not have VIN/Serial number. It is unable to confirm whether subject property is affixed to the land. Latest BPO report is not available in the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx,xxx.xx. The disclosed finance charge of $x,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx. This loan failed the TILA finance charge test. The finance charge is $xx,xxx.xx. The disclosed finance charge of $x,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrowers."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18105130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	9.605%	300	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	03/01/2019	xx	$15,500.00	6.000%	$412.37	04/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is with the “xx xxVI” which was recorded on xx/xx/xxxx.
xx, any active liens and judgments have been found.
xxannual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xx, any prior year delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx% which was applied for xx/xx/xxxx. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxper the review of the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx% which was applied for xx/xx/xxxx.  xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxloan modification agreement was made between the borrower xxand the lender xx, xx., on xx/xx/xxxx. xxnew UPB is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx %, beginning from xx/xx/xxxx and the new maturity date of xx/xx/xxxx. xxis a deferred balance of amount of xxand interest bearing amount is xx. xxdeferred balance is payable at maturity as balloon.
xxborrower xxhad filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx with the case# xx xx, the foreclosure was put on hold due to loss mitigation.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.

xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx with the case# xx xx, the foreclosure was put on hold due to loss mitigation.
xx: xxborrower xxhad filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan modification agreement was made between the borrower xxand the lender xx, xx., on xx/xx/xxxx. xxnew UPB is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx %, beginning from xx/xx/xxxx and the new maturity date of xx/xx/xxxx. xxis a deferred balance of amount of xxand interest bearing amount is xx. xxdeferred balance is payable at maturity as balloon.	Affiliated Business Disclosure Credit Application Missing Disclosures Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "Disbursement sheet/Fees sheet/ Fee is missing from the loan file." * Missing Required Disclosures (Lvl x) "HELOC Booklet is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73328974	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,112.45	8.000%	480	xx	xx	Conventional	ARM	Refinance	87.097%	87.097%	Full Documentation	Yes	MGIC	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	660	681	53.409%	First	Final policy	Not Applicable	Not Applicable	04/01/2012	xx	$216,500.00	2.000%	$749.93	04/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx xx" for the amount of xxwhich was recorded on xx/xx/xxxx.
xxis junior mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx xxII which was recorded on xx/xx/xxxx.
xxis civil judgment against the borrower with the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxare x IRS xxagainst the borrower with the favor of xxof the xx-xxfor the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.
xx, second, third and fourth installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx, $xxx.xx on xx/xx/xxxx, $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxwas not initiated. xxborrower did not file bankruptcy. xxsubject property is owner occupied. xxreason for default is unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xxP xx" and lender xx xx”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is xxand interest bearing principal balance is xx. xxare x steps of modification. xxborrower has promised to pay, first in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx, second in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx and third in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Mortgage Loan Application Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate
x. Notice of the Specific Reason for Denial of Credit
x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94487496	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$982.77	$1,229.06	5.750%	360	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	40.825%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the book/page # xx in the amount of xxwith xx.
xxthe mortgage is with the original lender itself.
xxliens and judgments against the borrower:
xxtax lien against the borrower in the amount of xxin favor of xxof xx - IRS which was recorded on xx/xx/xxxx.
xst installment combined tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment combined tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxlatest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing in the loan files.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82264870	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,107.85	6.450%	360	xx	xx	Conventional	Fixed	Cash Out	91.766%	91.766%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	58.650%	First	Final policy	Not Applicable	Not Applicable	02/01/2018	xx	Not Applicable	3.500%	$615.84	03/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xx (F), LLC which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx xxIII.
xxis one junior mortgage which was recorded on xx/xx/xxxx under xx/xx# xx /xxxx in the amount of xxin favor of xx.
xxactive judgments or lien have been found against the borrower or subject property.
xxannual county taxes of xxxx have been delinquent in the total amount of $x,xxx.xx and payable through the date of xx/xx/xxxx.
xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx:xx# xx xxA_SPS.xlsx.

xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.

xxmodification agreement was made on xx/xx/xxxx with xxbetween borrower “xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
xx, loan was modified in xxxx located xx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report borrower did not file bankruptcy since from loan origination.
xxper comment dated xx/xx/xxxx the reason for default is medical expenses.
xxproperty is owner occupied and no visible damages were reported.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx with xxbetween borrower “xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
xx, loan was modified in xxxx xx
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Prepayment Penalty Rider	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State and required State disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure."
* Prepayment Rider Missing (Lvl x)     "The required Prepayment Rider is not attached with recorded mortgage and document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file.."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21504937	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$243.04	2.000%	241	xx	xx	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2014	xx	Not Applicable	2.000%	$243.04	08/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and was recorded on xx/xx/xxxx. xxchain of the assignment has been completed. xx, the assignment of mortgage is with N.A. F/K/A xx which was recorded on xx/xx/xxxx. xxjudgments or liens are as follows: x. here is a xxtax xxagainst the borrower in the amount of $xxx.xx, in the favor of xxof xxwhich was recorded on xx/xx/xxxx. x. xxis IRS xxagainst the borrower in the amount of xx, in the favor of xxwhich was recorded on xx/xx/xxxx. x. xxis xx/xx/xxlien against the borrower for the amount of xxin the favor of xxwhich was recorded on xx/xx/xxxx. xxxxxx county taxes have been paid in the amount of $x,xxx.xx. xxprior year’s delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxUPB not available in payment history, hence UPB is amount xxcaptured as per tape data. xxper payment history current xxis x.xxx %.	xx: xxreview of the servicing comments shows that the loan is performing and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB is not available in payment history, hence UPB amount xxcaptured as per the tape data. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxpost origination foreclosure. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.

xx: xxto PACER, xx (xxE. xx) had filed xxunder the chapter x xx # xx xx/xx/xxxx. xxcase discharged on dated xx/xx/xxxx and terminated on xx/xx/xxxx.

xx: xx: xxto PACER, xx (xxE. xx) had filed xxunder the chapter x xx # xx xx/xx/xxxx. xxcase discharged on dated xx/xx/xxxx and terminated on xx/xx/xxxx.	xxagreement was made between xxE. xx (xx) and xx (xx) on an effective date of xx/xx/xxxx. xxborrower had promised to pay the UPB of xx. xxmake a payment with step amortization type is as follows. x) P&I paid in the amount of $xxx.xx with interest rate is x.xxx% for xx months on xx/xx/xxxx. x) P&I paid in the amount of $xxx.xx with interest rate is x.xxx% for xx months on xx/xx/xxxx. x) P&I paid in the amount of $xxx.xx with interest rate is x.xxx% for xx months on xx/xx/xxxx. x) P&I paid in the amount of $xxx.xx with interest rate is x.xxx% for xxx months on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Loan application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing form loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47959169	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$789.86	11.680%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	14.971%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, the assignment is with xx which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx xxIII.
xxcounty annual taxes for the year of xxxx have been paid in the amount of $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the current status of the loan is performing. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
xxinformation pertaining to bankruptcy has been found.
xxper servicing comments, unable to determine the reason for default.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosures is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76022591	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	3.442%	240	xx	xx	HELOC	Revolving	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxfor the amount of xxand was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx xxVI which was recorded on xx/xx/xxxx.
xxis an active junior mortgage against the subject property in the favor of xxfor the amount of xxand was recorded on xx/xx/xxxx.
xxactive liens or judgments found.
xxcombined taxes for the year xxxx third and fourth installment have been paid in the amount of $x,xxx.xx.
xxcombined taxes for the year xxxx first installment have been paid in the amount of $xxxx.xx.
xxcombined taxes for the year xxxx second installment are delinquent in the amount of $xxxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.
xxutilities annual taxes for the year xxxx is due in the amount of $xxx.xx till the due date xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the borrower is current with the loan payments and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxcurrent status of the loan is performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxto the document located at “xx” the terms of the subject loan has been changed on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxpayment begins from xx/xx/xxxx and the new stated maturity date is xx/xx/xxxx.
xxreason for default is unable to determine from the available servicing comments and loan files too.
xxcurrent employment of the borrower and job type is unable to determine from servicing comment and loan file.
xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property has been observed.

																																																																																	xx: xx: xx	Not Applicable	Credit Application Origination Appraisal	xx	x: Curable		* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl x) "Application is missing from loan file." * Missing Appraisal (Lvl x) "Appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74008654	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$537.03	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.754%	First	Final policy	Not Applicable	Not Applicable	11/01/2012	xx	Not Applicable	6.750%	$286.64	12/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with “xx, xx.”, which was recorded on xx/xx/xxxx with loan amount of $xx.xxx.xx. xxchain of assignment has not been completed. xxassignment is with “xx’ instead of “xx xxIII”.
xxis municipal lien in the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx respectively in the favor of ‘xx’.
xxis state tax lien against the borrower xxA. xxin the amount of $xxx.xx, which was recorded on xx/xx/xxxx in favor of “xx. of xx”.
xxis state tax lien against the subject borrower in the amount of xx, which was recorded on xx/xx/xxxx in favor of “xx. of xx”.
xxis xx/xxlien against borrower “xx” in the amount of $xxx.xx, which is in the favor of “xx. xx & xx”
xxtaxes for xxxx have been paid off on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior delinquent taxes have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.	xx: xx:
x. xx.xlsx
x.  xxvx.xlsx
x.  xx.xlsx

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.
xxreason for default is not mentioned in available servicing comments.
xxproperty is owner occupied and no visible damages were reported.
xxcomments have been found regarding foreclosure proceedings xx months collection comments.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxwas filed by “xxE. xx” under the chapter xx case# xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxPOC deadline set on xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx with secure claim amount is xxand arrearage amount is xx. POC was amended on xx/xx/xxxx with secure amount xxand arrearage is xx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxtrustee’s final report dated xx/xx/xxxx reflects arrearage payment xxtowards subject creditor. BK case was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxfurther details have been found.

xx: xx: xxwas filed by “xxE. xx” under the chapter xx case# xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxPOC deadline set on xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx with secure claim amount is xxand arrearage amount is xx. POC was amended on xx/xx/xxxx with secure amount xxand arrearage is xx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x.xx. xxtrustee’s final report dated xx/xx/xxxx reflects arrearage payment xxtowards subject creditor. BK case was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxfurther details have been found.	xxloan was modified on xx/xx/xxxx with new principal balance of xxfrom which UPB is in forgiven with amount of xxand new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate due to below reasons;
x.  This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
x. This loan failed the TILA finance charge test due to the disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE Risk Indicator is Moderate due to below reasons;
x.  This loan failed the TILA foreclosure rescission finance charge test due to the finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
x. This loan failed the TILA finance charge test due to the disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Wisconsin State. The following state disclosures are missing in the loan file.
x) Marital Property Act Disclosure
x) Explanation of Personal Obligation
x) Pre-Application Fee Disclosure
x) Choice of Insurance Disclosure
x) Escrow Disclosure
x) Co-Signer Notice
x) Tattle Tale Notice under the Marital Property Act"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48296107	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$791.66	8.360%	360	xx	xx	Conventional	ARM	Cash Out	94.818%	94.818%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	569	Not Applicable	38.981%	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	3.750%	$451.60	08/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on in the favor of xx, xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlast assignment is with xx, xxfor xx REO xxIII which was recorded on xx/xx/xxxx. xxis one certificate of judgment for lien against the borrower, "xx, xxD" in the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxinstallments of combined taxes for the year of xxxx (xx # xx and xx # xx are due in the amount of $xxx.xx on xx/xx/xxxx. xxprior year's delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. UPB has not been mentioned in the latest payment history. xxunpaid principal balance as per tape data is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. UPB has not been mentioned in the latest payment history. xxunpaid principal balance as per tape data is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified on xx/xx/xxxx between the borrower "xx" and lender "xx, xx.”. xxper the modified terms, the new principal balance is xx. xxborrower promises to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxto comment dated xx/xx/xxxx, the borrower was no longer able to keep the property and he doesn’t want it any more additional liens. xxborrower had decided to give property back to investor and relocate. xxdeed in lieu workout plan has been offered to the borrower. xxto comment dated xx/xx/xxxx, the borrower never wanted to do deed in lieu. xxborrower wanted to go with options for relocation. xxin lieu workout has been closed till borrower calls back to reopen.
xxto comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx between the borrower "xx" and lender "xx, xx.”. xxper the modified terms, the new principal balance is xx. xxborrower promises to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92071287	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	9.740%	300	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xxof xx, NA.
xxof assignment has been completed. xx, the mortgage is with xx xxVI which was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found pending
xx;
x) xxtaxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxper collection comments borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxloan is currently in performing stage.
xxforeclosure was not initiated in the loan.
xxborrower had not filed bankruptcy yet.
xxrepairs and damages have been found. xxper the comment dated xx/xx/xxxx, the property was located in a disaster area designated by FEMA.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC Booklet and Disbursement sheet/Fees sheet/ Fee are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x. Placement of Insurance Disclosure
x. Availability of Title Insurance
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18168186	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,199.61	7.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/01/2015	xx	$210,705.09	4.125%	$2,093.16	06/01/2015	Financial Hardship	xxto the review of updated title as of xx/xx/xxxx, the subject mortgage has been originated on xx/xx/xxxx with the lender as xx., DBA xx.
xxchain of assignment is complete as the current assignee is xx xx solely in its capacity as separate trustee of community xxI xx, missing the assignment to xx REO xx.
xxsubject mortgage is at lower lien position as there are x xxagainst the subject property in favor of xxbut the amount of lien has not mentioned which was recorded on xx/xx/xxxx (located at xxxxx.pdf pg# xx xxthere are multiple municipal liens against the name of borrower but the legal or subject property address has not mentioned. xxsubject property is located in FL xxwhich is xx. xxis risk that property can be getting foreclosed due to above unpaid liens. xxcan be cured if above unpaid liens paid in full with unpaid interest and late charges.
xxis junior lien recorded on xx/xx/xxxx in the amount of xxin the favor of xx., DBA xx, A xx.
xxjudgments or liens found
xxis IRS lien recorded against the borrower on xx/xx/xxxx with book xxxxx page xxxx in the amount of xxin the favor IRS xxcounty tax is paid in the amount of $xxxx.xx.
xxvesting deed which was recorded on xx/xx/xxxx under xx/xx# xx has legal with xxx & x; however, the vesting deed was correct to amend the legal description to read as "LOT x" instead of "LOTS x & x" and it was recorded on xx/xx/xxxx under xx/xx# xx xxlegal attached with subject mortgage reflects “xxx & x” hence the mortgage legal also needs to be amended as well.
xxare multiple state tax judgments against the name of borrower in favor of xxof xxwhich were recorded on xx/xx/xxxx but the amount of judgments has not been provided.
xxannual combined taxes for xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.	xxper review of latest payment history as of xx/xx/xxxx the loan performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is xx.
xxmodification agreement was made on xx/xx/xxxx between xxand xx. xxnew principal balance is xxand lender agreed to defer the principal balance in the amount of xx. xxpromised to pay P&I of $xxxx.xx with the new fixed rate interest of x.xxx% and the first payment had begun from xx/xx/xxxx till the new maturity of xx/xx/xxxx. xxinterest bearing amount is xx. xxborrower has been making payments as per deferral agreement dated xx/xx/xxxx which is located at “xx”
xxevidence has been found regarding foreclosure proceedings.
xxper PACER report debtor has not filed the bankruptcy since from loan origination.
xxproperty is owner occupied and no visible damages were reported.
xxper comment dated xx/xx/xxxx the customer has been impacted by COVID -xx and received a deferral which has begun from xx/xx/xxxx.  xxsubsequent two monthly payments would be deferred in the month they become due. xxfurther information has been found.
xxvesting deed which was recorded on xx/xx/xxxx under xx/xx# xx has legal with xxx & x; however, the vesting deed was correct to amend the legal description to read as "LOT x" instead of "LOTS x & x" and it was recorded on xx/xx/xxxx under xx/xx# xx xxlegal attached with subject mortgage reflects “xxx & x” hence the mortgage legal also needs to be amended as well.
xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx between xxand xx. xxnew principal balance is xxand lender agreed to defer the principal balance in the amount of xx. xxpromised to pay P&I of $xxxx.xx with the new fixed rate interest of x.xxx% and the first payment had begun from xx/xx/xxxx till the new maturity of xx/xx/xxxx. xxinterest bearing amount is xx.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan Application document is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to determine."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form disclosure is missing in the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44981947	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.500%	300	xx	xx	HELOC	Revolving	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2018	xx	Not Applicable	Unavailable	Unavailable	11/25/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx, (borrowers) and (lender) xx, which was recorded on xx/xx/xxxx in instrument# xx / xx. xxchain of assignment is complete as the subject mortgage is with the current assignee, xx dated xx/xx/xxxx.

xxactive liens and judgment has been found on updated title report.

xxproperty taxes of xst installment for xxxx were paid on xx/xx/xxxx in the amount of $xxx.xx and xnd installment of year xxxx combined property tax was paid on xx/xx/xxxx in the amount of $xxx.xx.
xxof the payment history provided fromx/x/xxxx to xx/xx/xxxx reveals that the loan has been no delinquent. xxborrower is making regular payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxx.xx. xxUPB as of the date has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xx	xx: xxloan is performing.
xxof the payment history provided fromx/x/xxxx to xx/xx/xxxx reveals that the loan has been no delinquent. xxborrower is making regular payments. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxx.xx.  xxUPB as of the date has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xxlast time borrower was contacted on xx/xx/xxxx.
xxis no indication of foreclosure activity has been found.
xxper PACER the borrower xxhad filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxto voluntary petition filed on x/xx/xx. xxsummary show that the debtor was discharged on xx/xx/xxxx and bankruptcy was terminated on xx/xx/xxxx.
xxevidence of damage or repair to the subject property was found.
xx: xx: xxper PACER the borrower xxhad filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxto voluntary petition filed on x/xx/xx. xxsummary show that the debtor was discharged on xx/xx/xxxx and bankruptcy was terminated on xx/xx/xxxx.	xxper the term extension letter, the new principal balance is xxwhich includes unpaid interest and other fees. xxnew maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOCK disclosure is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business agreement disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27486359	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$824.52	11.050%	360	xx	xx	Conventional	Fixed	Purchase	103.901%	103.901%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2016	xx	Not Applicable	5.000%	$536.15	04/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of the assignment has not been completed. xx, the assignment is with xx xxlast assignment should be with xx xxIII. xxare two judgments against the borrower, “xx”. xxjudgment is in the favor of xx for the amount of $xxx.xx which was recorded on xx/xx/xxxx and the second judgment is in the favor of xx, xx. for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxis notice of lien for fine restitution imposed pursuant to the anti-terrorism and effective death penalty act of xxxx against the property of the defendant in the favor of department of justice for the amount of xxwhich was recorded on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx with the case # xx under the court xxcourt xxof xx. xxthe payment becomes past due, the penalties totaling up to xx% of the principal amount may be added in the judgment amount. xxabove lien can affect the enforceability of the subject mortgage. SSN# xx on DOJ judgment document does match with SSN# xx the borrower. xx, the property address does match with the subject property address. xxannual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.	xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been reflected in the latest payment. xxUPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been reflected in the latest payment. xxUPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.
xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxborrower, “xxS. xxand xxR. xx” had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected as $xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxfor granting the motion to convert the case from xx to x was filed on xx/xx/xxxx. xxfor relief from stay was filed on xx/xx/xxxx. xxorder for same was granted on xx/xx/xxxx.xxcase was discharged on xx/xx/xxxx.
xxto comment dated xx/xx/xxxx, the borrower has been impacted by covid-19. xxborrower was not working due to covid-19.xxhad offered three months trial plan to borrower. xxborrower has declined plan as it was not helping him.
xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xxborrower, “xxS. xxand xxR. xx” had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected as $xxx.xx. xxplan was confirmed on xx/xx/xxxx. POC has been filed by the creditor for the secured claim amount ofxx and the amount of arrearage of $xxxx.xx on xx/xx/xxxx. xxfor granting the motion to convert the case from xx to x was filed on xx/xx/xxxx. xxfor relief from stay was filed on xx/xx/xxxx. xxorder for same was granted on xx/xx/xxxx.xxcase was discharged and was terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrower, "xxand xx" and the lender, "xx, xx." on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Missouri seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the interest rate test.
This loan failed the Missouri seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* HUD-x Document type is wrong (Lvl x)     "According to note, the loan amount is $xx,xxx.xx. However, final HUD-x located in the loan file at "xxxxxxxxxx_Settlement Statement_xxxxxxx_xxxxxxxxx.pdf" shows the principal loan amount as $xx,xxx.xx which is finance charge amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Missouri state. The following state disclosures are missing from the loan file:
MO Collateral Protection Act Notice
Borrower's Choice of Insurer or Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business form is missing in file."
																																																																																								* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx/xx/xxxx. However, according to final HUD-x, the settlement date is xx/xx/xxxx."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62258668	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.634%	300	xx	xx	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	12/01/2018	xx	Not Applicable	4.500%	$488.93	01/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the assignment of mortgage is from xxof xx to xx xxV which was recorded on xx/xx/xxxx.
xxare two active junior mortgages against the subject property in the favor of xx which is recorded on xx/xx/xxxx. xx, the amount has not been given in the supportive documents.
xxactive liens and judgment found against the borrower and the subject property.
xxand second county installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.
xxloan was modified once since origination. xxloan modification agreement was made between the borrower xxand the lender xx, xx. on xx/xx/xxxx. xxUPB is in the amount of xx. xxborrower has promised to pay $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the foreclosure was put on hold due to forbearance agreement. xxfurther information is available.
xxborrower did not file bankruptcy yet.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the foreclosure was put on hold due to forbearance agreement. xxfurther information is available.
xx: xx	xxloan was modified once since origination. xxloan modification agreement was made between the borrower xxand the lender xx, xx. on xx/xx/xxxx. xxUPB is in the amount of xx. xxborrower has promised to pay $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8926090	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$561.26	13.500%	360	xx	xx	Conventional	Fixed	Cash Out	89.091%	89.091%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	67.222%	First	Final policy	Not Applicable	Not Applicable	06/25/2009	xx	Not Applicable	4.002%	$228.40	08/01/2009	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx, xx.
xxchain of assignment has not been completed. xxlast assignment is from xx, xx. xxview xx, recorded on xx/xx/xxxx. xx, the correct assignment should be with the “xx xxIII”.
xx, active liens and judgments have been found.
xxannual taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is in the amount of xx.
xxstep loan modification was made between the borrowers xxand xxand the lender xx, xx., on xx/xx/xxxx. xxper modified terms, the new principal balance is xx. xxborrower has promised to pay the loan in steps beginning from xx/xx/xxxx in the amount of $xxx.xx with modified interest rate of x.xxx%, and end with xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx%. xxnew maturity date is xx/xx/xxxx.
xxto the PACER, the borrower xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxlast filing date is xx/xx/xxxx.xxplans was discharged on xx/xx/xxxx and terminated xx/xx/xxxx.
xxforeclosure activity has not been found.
xxsubject property is owner occupied. xx, any damage and repairs have been found.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxlast filing date is xx/xx/xxxx.xxplans was discharged on xx/xx/xxxx and terminated xx/xx/xxxx.	xxstep loan modification was made between the borrowers xxand xxand the lender xx, xx., on xx/xx/xxxx. xxper modified terms, the new principal balance is xx. xxborrower has promised to pay the loan in steps beginning from xx/xx/xxxx in the amount of $xxx.xx with modified interest rate of x.xxx%, and end with xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx%. xxnew maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the points and fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx.
Late Fees Test: loan data : x.xxx%, Comparison data : x.xxx%, Variance : +x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: loan data : $xxx,xxx.xx, Comparison data : $xxx,xxx.xx, Variance data : -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: loan data : $xxx,xxx.xx, Comparison data : $xxx,xxx.xx -$xxx.xx"
* DTI > xx% (Lvl x)     "The total monthly income is $x,xxx.xx and the total monthly expenses are in the amount of $xxx.xx, However, the DTI  is exceeding xx%."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23450420	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.33	11.740%	360	xx	xx	Conventional	Fixed	Cash Out	90.088%	90.088%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	575	Not Applicable	33.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx. in the amount of xxwhich was recorded on xx/xx/xxxx.

xxchain of assignment has not been completed. xx, the assignment is from xx xx. xxto xx, xxF/K/A xx, xx. to . xxassignment should be with “xx xxII”.

xxis an active junior xxjudgment available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx. " and it was recorded on xx/xx/xxxx.

xxis an active junior xxagainst the subject property in the amount of xxin favor of xxof xx, xx. and it was recorded on xx/xx/xxxx.

xxannual county taxes for xxxx have been paid in the amount of $ xx.xx on xx/xx/xxxx.
xxprior years of delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%. UPB as per tape data is xx.

xx: xxloan is performing. xxborrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%. UPB as per tape data is xx.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxoccupancy of the subject property is unable to determine. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xx	Not Applicable	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost note affidavit dated x/xx/xxxx is found in the loan file located at# xx It shows, the original note was misplaced, lost or destroyed. However, original or duplicate copy of note is also available in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ComplianceEase TILA Test Failed (Lvl x) "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44126998	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.990%	300	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xxof xx xxchain of assignment has been completed as currently the assignment is with xx xxVI, recorded on xx/xx/xxxx.
xxis a credit card judgment found pending against the borrower xxrecorded on xx/xx/xxxx in the total amount of $x,xxx.xx.
xxcombined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I of $xxx.xx. xxis making payments according to payment change notice located at "xx".	xx: xxborrower is currently performing with the loan.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I of $xxx.xx.
AS per collection comments review, borrower’s intention is to keep the property. xxof foreclosure and bankruptcy has been found. xxdamages have been observed.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Information Booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84795347	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,603.34	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2011	xx	Not Applicable	5.125%	$1,331.36	07/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxrecorded in xx# xx xxchain of assignment has not been completed. xxassignment from "xx & xx." to xx xxII is missing. xxactive mortgages, liens and judgments have been found. xxtaxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxtaxes have been delinquent on xx/xx/xxxx which were good through on xx/xx/xxxx in the amount of $xxx.xx.	xxper the review of payment history as of xx/xx/xxxx, the borrower is performing with loan payments and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent loan status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payments and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx. xxloan was modified on xx/xx/xxxx between the borrower “xxF. xx, xx. and xxM. xx” and lender xx, xx & xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property. xxforeclosure details are available from the loan file or collection comments. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower “xxF. xx, xx. and xxM. xx” and lender xx, xx & xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization is missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85080577	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$800.11	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	2.000%	$356.71	04/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx & xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx xxII, which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxannual combined jurisdiction tax of xxxx-xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior years delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper the servicing comments as of xx/xx/xxxx, the borrower is current with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxsubject property has been occupied by the owner. xxlatest BPO is not available. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxstep modification agreement was signed between the borrower xxand the lender xx on xx/xx/xxxx. xxunpaid principal balance was xxwith an interest rate of x.xx% which steps up in x steps ending at x.xxx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. The Estimated HUD-x/Itemization/GFE is also missing from the loan file."
* Lost Note Affidavit (Lvl x) "The original note is lost as we have Lost note affidavit in file located on (xxxxxxxxxx_Collateral File Documents_xxxxxxxxxx_xxxxxxxxx pg# xx however, the copy of note is present in file."	* Application Missing (Lvl x) "Final application/xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63012984	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$346.37	2.200%	480	xx	xx	Conventional	ARM	Refinance	76.207%	76.207%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2015	xx	$35,334.02	3.250%	$307.15	07/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlast assignment is with xx xxII which was recorded on xx/xx/xxxx.
xxis one junior mortgage against the subject property originated on xx/xx/xxxx in the favor of xx, xx. D/B/A xx. for the amount of xxwhich was recorded on xx/xx/xxxx. xxlast assignment is with xxcastle xx, xx, xx, its successors and assigns.
xxand second installments of combined annual taxes have been paid in the amount of $xxxx.xx. xxprior year’s delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.
xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xxout of which lender has deferred principal balance of xx. xx, the interest bearing amount is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforeclosure/bankruptcy activity has been found. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xx	xxmodification agreement was made between the borrower, “xxE. xxand xxP. xx” and the lender, “xx F/K/A xx" on xx/xx/xxxx. xxto modified terms, the new principal balance is xxout of which lender has deferred principal balance of xx. xx, the interest bearing amount is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the modified interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data: $xxx.xx Comparison Data: $x.xx Variance: +$xxx.xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "credit report missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following state disclosures are missing from the loan file:
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23999917	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	5.750%	300	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed.
xxare no active liens and xxfound.
xxprior years delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of xxx.xx.	xx: xxcomments available from xx/xx/xxxx till xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of xxx.xx.
xxextension agreement is available in the loan file xx which shows that UPB as xxwith extended maturity date of xx/xx/xxxx.
xxforeclosure was not initiated in the loan.
xxto PACER, the borrower xxand xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxplan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxcurrent status of loan is in performing stage.
xxvisible damages or repairs have been observed. xxsubject property is in average condition.

xx: xx: xxto PACER, the borrower xxand xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxplan was later discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC booklet is missing form loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69769285	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.500%	300	xx	xx	HELOC	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	02/02/2016	xx	Not Applicable	1.125%	$216.50	02/02/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with “xxof xx”. xxchain of assignment has been completed as the current assignee is “xx”, which was recorded on xx/xx/xxxx.xxis a junior mortgage originated on xx/xx/xxxx against the subject property in the favor of xxwhich was recorded on xx/xx/xxxx. xxamount has not been mentioned in the supportive document. xxof xxfor the year of xxxx has been paid in the amount of $xxx.xx.xxhas been paid in the amount of $xxx.xx on xx/xx/xxxx.xxyear delinquent taxes has been found.	xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan modification agreement was made between the borrower, “xx” and the xx, xxof xx on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxloan was modified with five steps of interest rate. xxpromises to pay P&I in the amount of $xxx.xx with the initial interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx. xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxloan was modified with five steps of interest rate. xxpromises to pay P&I in the amount of $xxx.xx with the initial interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the xxis not authorized on the account but she wanted to set up payment as she along with her mother are the successor in the interest. xxto death certificate located at “xx” had deceased on xx/xx/xxxx.
xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xx	xxloan modification agreement was made between the borrower, “xx” and the xx, xxof xx on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxloan was modified with five steps of interest rate. xxpromises to pay P&I in the amount of $xxx.xx with the initial interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in California State. The following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32674217	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.750%	263	xx	xx	HELOC	ARM	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2019	xx	$313.27	5.599%	$313.27	04/01/2019	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xx which was recorded on xx/xx/xxxx under xx/xx# xx xxis break in chain of assignment as he assignment is required from lender xx to xxof xxNA. xxmortgage is currently with the current assignee xx xxactive judgments or lien have been found against the borrower or subject property xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is $xxx.xx.	xx: xxloan performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is $xxx.xx.
xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxand xx” and the lender “xx, xx”. xxborrower promised to make a monthly payment of $xxx.xx with the fixed interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx till the maturity date of xx/xx/xxxx.  xxnew principle balance stated in the xxis in the amount of xx. xxother deferred balance is $xxx.xx.

xxevidences have been found in available servicing comments regarding foreclosure proceedings on the subject loan/property.

xxper PACER report debtor has not filed bankruptcy since from loan origination.
xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxand xx” and the lender “xx, xx”. xxborrower promised to make a monthly payment of $xxx.xx with the fixed interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principle balance stated in the xxis in the amount of xx. xxother deferred balance is $xxx.xx.	Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Property is Mobile Home (Lvl x) "Home is not affixed. As per updated title report the property is Mobile Home. The appraisal report at origination and the Final Title Policy is missing from the loan file. The VIN number is not available with the legal description of recorded mortgage. However, the updated title report and the latest Tax Report shows that property type is Mobile home with VIN# xx The latest Tax report also shows the separate assessment for Land and Building. However, the Affidavit of Affixation is not available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet disclosure is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at South Carolina state. The following require State disclosures are missing from the loan file.
x. Agent Preference Disclosure.
x. Casualty Insurance Disclosure."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79520102	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	xx	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	5.250%	300	xx	xx	HELOC	Revolving	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/25/2018	xx	Not Applicable	2.625%	$93.34	09/25/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xxof xxhas been completed. xx, the assignment of mortgage is with xx xxV which was recorded on xx/xx/xxxx.
xxis one junior mortgage that originated against the subject property. xxmortgage was originated on xx/xx/xxxx with lender xxxx (R) xx (SM) which was recorded on  xx/xx/xxxx.
xxcombined xst installment of the county jurisdiction tax of xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx. xxborrower has been making payments as per the modification agreement.	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is $xxx.xx and PITI is $xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx. xxborrower has been making payments as per the modification agreement. xxloan was modified on xx/xx/xxxx, between the borrower xxM xxand xxof xx xxcomments have been found for reason for default. xxforeclosure activity has been found. xxare no comments found related to the subject property condition. xxare no comments found related to the borrower’s income impacted by covid-19.
xx: xxper the review of updated title report, the foreclosure was initiated. xxfile was referred to an attorney is unable to be determined. xxlis pendens was filed by plaintiff xxof xx, xxwith case# xx on xx/xx/xxxx. xxfurther proceedings found.
xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; xx, there is no unsecured portion. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxto the modification agreement, the loan was modified on xx/xx/xxxx, between the borrower xxM xxand xxof xx, . xxnew modified principal balance is in the amount of xxwith interest rate starting at x.xxxx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxloan was modified once.
xxmodification agreement has three steps, xst step beginning from date xx/xx/xxxx with the interest rate x.xxx% and P&I of $xx.xx, xnd step beginning from date xx/xx/xxxx with the interest rate x.xxx% and P&I of $xxx.xx, xrd step beginning from date xx/xx/xxxx with the interest rate x.xxx% and P&I of $xxx.xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit is located at “xxxxxxxxxx_Note-xxxxxxxxxefxxxxx.pdf" which was executed on xx/xx/xxxx."
* Missing HELOC Disclosures (RESPA) (Lvl x)     "The subject loan is originated as HELOC, however the Heloc booklet is missing from the loan file.

The disbursement sheet/Fee sheet/Fee Statement is missing from the loan file."	* Application Missing (Lvl x) "The loan application form is missing from the loan files."
* Missing Appraisal (Lvl x)     "The subject property appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. x. IL Collateral Protection Insurance Notice x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41452718	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.89	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	17.427%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with which was recorded on (xx). xxchain of assignment has been completed.
xxcurrent taxes due is $x,xxx.xx.
xxprior years delinquent taxes have been found pending.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxof the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/xxxx.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxper the latest BPO report "xx" dated xx/xx/xxxx, the subject property is owner occupied and the subject property appears to be in average condition with no repairs needed and no issues affecting the value of the property.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "The Final TIL is not hand dated."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60764045	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,993.75	$2,196.07	7.975%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/23/2016	xx	$212,558.54	3.625%	$856.48	07/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx, xx, which was recorded on xx/xx/xxxx with loan amount of xx. xxchain of assignment has been completed. xxthe mortgage assignee is “xx, xx. xx. xxactive judgments or liens have been found. xxtaxes for year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior year’s delinquent taxes have been found.	xxof updated payment history as of xx/xx/xxxx shows the loan is currently performing. xxlast P&I payment has been received $xxx.xx on xx/xx/xxxx which was due for xx/xx/xxxx. xxnext due date for regular payment is xx/xx/xxxx. xxper tape data xxUPB is xxand xxas x.xx %.	xx: xxto review loan is performing. xxof updated payment history as of xx/xx/xxxx shows the loan is currently performing. xxlast P&I payment has been received $xxx.xx on xx/xx/xxxx which was due for xx/xx/xxxx. xxnext due date for regular payment is xx/xx/xxxx. xxper tape data xxUPB is xxand xxas x.xx %. xxdebtors “xx” had filed bankruptcy under chapter-xx with the xx# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxof xxwas filed by creditor xx with the secure claim amount of xxand arrearages of xx. xx-D in xxpetition dated xx/xx/xxxx states that the unsecured amount is xxout of secured claim is in the amount of xxand the value of collateral is xx. xxmodification agreement was made between borrower “xx” and xx “ xx on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxis no forgiven amount showing the modification agreement. xxevidences have been found regarding the foreclosure proceedings on the subject property in the latest xx months servicing comments. xxservicing comments show the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xxmention below;
xxHistories_Pool A_SPS xx.xlsx
xxavailable from xx/xx/xxxx to xx/xx/xxxx

xx: xx: xxdebtors “xx” had filed bankruptcy under chapter-xx with the xx# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxof xxwas filed by creditor xx with the secure claim amount of xxand arrearages of xx. xx-D in xxpetition dated xx/xx/xxxx states that the unsecured amount is xxout of secured claim is in the amount of xxand the value of collateral is xx. xx, the debtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxmodification agreement was made between borrower “xx” and xx “ xx on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxis no forgiven amount showing the modification agreement.	Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
																																																																																								x. Insurance Sales Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95643889	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.250%	180	xx	xx	HELOC	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/01/2013	xx	Not Applicable	2.000%	$1,055.87	12/01/2013	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of ‘ xx.’, which was recorded on xx/xx/xxxx under xx/xx# xx xxxxx /xxxx.

 xxchain of assignment has not been completed as the mortgage is currently with xx xxIII.
x. xxis child support judgment against the borrower in amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xxA. xx’.
x. xxis default final judgment against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xx.
x. xxis civil judgment against the borrower in amount of xxwhich was recorded on xx/xx/xxxx in the favor of ‘xxR xx, xxand xxfor xx’.
x. xxis default judgment against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xxat xx dba xx’.

xxcounty taxes for xxxx have been paid off in amount of $x,xxx.xx.
xxprior delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history reflects current in the amount of xx
..

xx: xx:
xxA_SLS.xlsx
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history reflects current in the amount of xx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report borrower did not file bankruptcy since loan origination.
xxreason for default is not mentioned in available servicing comments.
xxproperty is owner occupied and no visible damages were reported.
xxcomment dated xx/xx/xxxx shows that covid-19 email document has been imaged. xxfurther details have been found regarding covid-19 impacts on income and any deferral plan.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "The HELOC Booklet Disclosure is missing from the loan file."	* Application Missing (Lvl x) "The Loan Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Florida State. The following disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90484331	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$743.75	$1,033.53	6.375%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.180%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx to secure the loan amount of xxand recorded on xx/xx/xxxx has been active on the title.

xx, the subject mortgage is assigned to xx xxII

xxis a junior mortgage in the amount of xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
xxis UCC mortgage in the amount of xxwith lender DB HIL xxxx xxrecorded on xx/xx/xxxx.

xxis a civil judgment(xxof xx) entered against borrower, xxJ. xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx. xxjudgment is in the favor of plaintiff "xxassignee of xx".

RE tax status:

xxtaxes are paid through year xxxx. xxprior years delinquent taxes were found. xxxxxx annual taxes were paid on xx/xx/xxxx in the amount of $xxxx.xx.	xxto the payment history as of xx/xx/xxxx, the subject loan is performing and the next due date is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB per tape data is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is performing and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.xxPOC was not filed. xxdebtor was discharged on xx/xx/xxxx and the case has been terminated on xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx.

xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case has been terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom) x. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44997978	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$883.67	6.500%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.207%	First	Final policy	Not Applicable	Not Applicable	02/01/2019	xx	$3,435.55	5.000%	$670.67	03/01/2019	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx xx xx” instead of “xx xxII”.
xxis a subordinated xxagainst the subject property in the favor of xxof xxand xxin the amount of xxwhich was recorded on xx/xx/xxxx;
xxactive liens and judgments have been found against the borrower and the property.
xxcounty taxes for the year xxxx are due on xx/xxxx/xxxx in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xx: xxto the review of the servicing comments, the borrower is performing with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx.  xxUPB is in the amount of xx.
xxloan has been modified twice since origination. xxlast time loan was modified on xx/xx/xxxx with the UPB of xx.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxto determine the occupancy and current condition of the subject property from the available servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower xxand xxand the lender SPS, xx. with a new principal balance of xxout of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx. xxdeferred principal balance of $x,xxx.xx will be due as a balloon payment at the time of maturity date.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan is failed due the following test.
GSE (Fannie Mae public guidelines) Predatory Lending Guidance.
GSE (Fannie Mae public guidelines) Points and Fees Test.
GSE (Freddie Mac public guidelines) Predatory Lending Guidance.
GSE (Freddie Mac public guidelines) Points and Fees Test"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The property is located in State of Washington. The following required state disclosures are missing in the loan file
x. Choice of Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date per hud-x is xx/xx/xxxx which is after the note date xx/xx/xxxx."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35247823	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Not Applicable	7.250%	120	xx	xx	HELOC	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2015	xx	Not Applicable	2.000%	$685.29	03/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx. xxchain of assignment has been completed. xx, the assignment is with xx xxIII which was recorded on xx/xx/xxxx. xxis an active credit card xxagainst the borrower “xx” in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx. xxis an active credit card xxagainst the borrower “xx” in the amount of $ x,xxx.xx in favor of “xx .” and it was recorded on xx/xx/xxxx. xxannual county taxes for xxxx have been paid in full in the amount of $ xxxx.xx on xx/xx/xxxx. xxdelinquent taxes have been found for the prior years.	xxof the payment history provided as of xx/xx/xxxx reveals that borrower is not delinquent. xxlast payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xx.	xx: xxborrower is currently performing with the loan. xxof the payment history provided as of xx/xx/xxxx reveals that borrower is not delinquent. xxlast payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xx. AS per collection comments review, borrower’s intention is to keep the property. xxof foreclosure has been found. xxdamages have been observed. xxto comment dated xx/xx/xxxx, the xxxx email outbound documents are imaged on xx/xx/xxxx. xxfurther information has been found in the available servicing comments regarding the COVID. xxloan modification agreement was made between borrower “xx” and xx “ N.A.” on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx which will get changed periodically that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxchange will be in x steps. xxfor xxis xx.
xx: xx: xxper the PACER report, the borrower xxhad filed bankruptcy on xx/xx/xxxx with case# xx chapter x. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan modification agreement was made between borrower “xx” and xx “ N.A.” on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx which will get changed periodically that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxchange will be in x steps. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Information Booklet is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80645826	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.88	6.250%	360	xx	xx	FHA	Fixed	Cash Out	56.000%	56.000%	Unavailable	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/13/2017	xx	Not Applicable	4.950%	$1,702.44	03/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx. xxname is xxof xx and amount of mortgage is xx.
xxis one junior mortgage in the amount of xxdated xx/xx/xxxx and it was recorded on xx/xx/xxxx. xxname is the xxof xxand xx.
xxare ten water / sewer liens in the total amount of $x,xxx.xx recorded on various dates in favor of xx-xx. xxsubject property is situated in the xxof xx (xx). xxis possibility of foreclosure by these unpaid liens. xxcan be cured by paying off theses liens with penalties and interest if applicable.
xxcounty taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxis no prior delinquency found regarding taxes.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made in the amount of $ xxxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made in the amount of $ xxxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx. xxevidences have been found regarding the bankruptcy and foreclosure process. xxinformation have been given about the current employment, job type and length of employments.
xxloan was modified on xx/xx/xxxx with new principal balance of xx.
xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx.
xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41986743	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$885.54	6.875%	360	xx	xx	Conventional	Fixed	Purchase	96.978%	96.978%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	601	Not Applicable	37.977%	First	Final policy	Not Applicable	Not Applicable	11/01/2010	xx	Not Applicable	4.125%	$704.25	11/01/2010	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx, which was recorded on xx/xx/xxxx.
xxof the assignment has been complete. xxcurrent assignment is with xx xxII, which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxannual county taxes of xxxx have been paid in the amount of $ xxx.xx.
xxprior year’s delinquent taxes have been found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xx.	xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.
xxreason for default is unable to be determined.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.

xx: xx: xx	xxstep modification agreement made between borrower xxand xxand xx, xx (“xx”) on xx/xx/xxxx. xxper the modified term, the new principal balance was xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx % beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28337314	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	4.125%	$1,573.11	06/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxxxxxxx. xxchain of the assignment has been completed. xxcurrent assignment is with xxas xxof xx.
xxare three civil judgments in the amount of $x,xxx.xx, $x,xxx.xx and $x,xxx in favor of xx, xxII, xxand xx respectively.
xxare three credit card judgments in the amount of $x,xxx.xx, $x,xxx.xx, $xxxx.xx and $x,xxx.xx in favor of xx, xx, xx . respectively.
xxxst, xnd, xrd and xth installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx, $xxx.xx, $xxx.xx and $xxx.xx respectively. xxcurrent ownership is vested in the name of xx (borrower).
xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB is not stated in the payment history, as per tape data it is xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%.

xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty has been occupied by the owner himself.
xxdamage or repair to the property has been found.
xxnext due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB is not stated in the payment history, as per tape data it is xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%.

xx: xx: xx	xxdocument (xx) states that the modification was given to the borrower on xx/xx/xxxx with the rate of interest of x.xxx% and P&I of $xxxx.xx. xxcurrent P&I as per payment history is $x,xxx.xx and rate of interest is x.xxx%. xxmodification agreement is missing from loan file.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Note Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The note is missing from loan file. The lost note is also not found."	* Application Missing (Lvl x) "Final application is missing from the loan file"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Mortgage Loan Application Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate
x. Notice of the Specific Reason for Denial of Credit
x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2016104	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$737.08	14.250%	360	xx	xx	Conventional	Fixed	Cash Out	88.678%	88.678%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.338%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx / xxx. xxchain of assignment has been complete. xxloan is currently assigned with xx xxis a prior mortgage which is active on the subject property recorded on xx/xx/xxxx in the favor of xxfor the amount of xx,xxx.xx. xxsubject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in xx# xx on xx# xx xxcombined annual taxes of xxxx have been paid in the amount of $x,xxx.xx. xxdelinquent taxes have been found for the prior year.	xxreview of payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of xx.xxx %. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.	xx: xxreview of the servicing comment as of xx/xx/xxxx, currently the loan is in collections.
xxborrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of xx.xxx %. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.
xxdetails regarding the foreclosure have not been found.
xxto PACER, xxand xx, xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxdebtor was discharged from the bankruptcy on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
xxoccupancy of the subject property is unable to be determined. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xxto PACER, xxand xx, xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxorder of confirming chapter xx plan was filed on xx/xx/xxxx, as per the plan the debtor shall pay to trustee $x,xxx.xx monthly for xx months. xxPOC was filed by xx, xx. with the amount of claim is xxand amount of arrearage is $x.xx under the chapter xx plan. xxdebtor was discharged from the bankruptcy on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan is failed for Bona Fide Discount Points Test. (The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.)"	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE risk indicator is Moderate as the loan is failing TILA finance charge test and TILA APR test"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL charged is $xxx,xxx.xx allowed $xxx,xxx.xx over by -$x,xxx.xx
This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA APR Test: FAIL charged is xx.xxx% allowed xx.xxx% over by -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NC State; however, required state disclosures are missing from loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57260273	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.490%	300	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx ("xx") in the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx xxchain of assignment has been complete. xxloan is currently assigned with xx xxVI which was recorded on xx/xx/xxxx. xxactive judgments and liens have been found against the borrower and the subject property. xxtaxes are delinquent from xxxx-xxxx and xxxx/xxxx. xxto updated title report dated xx/xx/xxxx, the annual taxes for the year of xxxx-xxxx have been delinquent in the total amount of $x,xxx.xx, first and second installment county taxes have been delinquent in the amount of $xxxx.x. xxall taxes have good through till xx/xx/xxxx. xxare pending from xxxx. xxtaxes amount is more than x% of the loan amount. xxtax notes reflect that the xxxx, xxxx, xxxx, xxxx & xxxx delinquent taxes as to be paid on or before xx/xx/xxxx to avoid tax sale.	xxper the review of xxas of xx/xx/xxxx, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.	xx: xxpresent status of the loan is in performing and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxbankruptcy and foreclosure details have not been found. xxloan was not modified since origination. xxcomments have been found regarding the reason for default. xxfurther details have been found regarding the occupancy type and the subject property condition. xxcomments have been found regarding the borrower current employment. xxper the comment dated xx/xx/xxxx, the borrower was offered a trail payment plan starting from xx/xx/xxxx to xx/xx/xxxx in the amount of $xxx.xx. xxfurther details have been found. xxcomments have been found regarding the forbearance and deferment amount as the collection comments are available from xx/xx/xxxx to xx/xx/xxxx. xxborrower’s employment is not impacted by covid-19. xxrepairs and damages have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosures are missing from the loan file. x. Impound Account Disclosure x. Cosigner Notice x. Private Mortgage Insurance Disclosure x. Earthquake Disclosure for Condominiums x. Hazard Insurance Disclosure x. Insurer Recommendation Disclosure x. CA Fair Lending Notice x. Anti-Tying Disclosure x. Privacy Notice xx. Notice of Right to Copy of Appraisal xx. Application for Credit-Married Persons xx. Fair Debt Collection Notice xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76517720	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.94	8.000%	360	xx	xx	Conventional	Fixed	Refinance	67.391%	67.391%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.142%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xx, the mortgage assignment is with xx xxshould be with xx xxIII.
xxis a notice of lien (xxof xx) open against the borrower “xx” in the favor of xxof xxwith case# xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx with instr# xx xxproperty address and SSN provided in lien supporting documents is match with subject property address and borrower SSN. xxabove lien can affect the enforceability of the subject mortgage.
xxcombined taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.x%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.x%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94336657	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	05/13/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$725.91	6.875%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	03/14/2009	xx	Not Applicable	6.875%	$755.41	05/01/2009	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx" for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is from xx xxV which was recorded on xx/xx/xxxx. xxis hospital lien against the borrower with the favor of xx; xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxis civil judgment against the borrower with the favor of xxD/B/A GM xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx. xxannual taxes for the year of xxxx have been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx till good through dated xx/xx/xxxx. xxannual taxes for the year of xxxx have been delinquent balance in the amount of $x.xx which was due on xx/xx/xxxx till good through dated xx/xx/xxxx.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxwas not initiated. xxborrower did not file bankruptcy. xxsubject property and reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxBPO report has been found in the loan file.

xx:-
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.
xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxW xx" and lender " xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx. xxper the extension agreement located atxx sent by xxof xx, NA. xxnew principal balance of the loan is xxplus unpaid interest in the amount of $x,xxx.x with new monthly payment of $xxx.xx will be due from xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date is x/xx/xxxx and note date is x/xx/xxxx. However, the settlement date is different from the note date."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40823987	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	6.250%	301	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxof xx recorded in xx/xx# xx / xxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx xxV.
xxactive mortgages, liens, and judgments have been found.
xxprior year delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payments and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent loan status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payments and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxreason for default, subject property occupancy is not mentioned in collection comments.
xxforeclosure details are available from the loan file or collection comments.
xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xx: xx: xxto the PACER, the borrower “xxand xx” had filed for bankruptcy under xx-x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx.
Not Applicable	x-x Family Rider Credit Application Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. An Appraisal Report at the origination is missing. The updated title abstract shows x different VIN# xx GxxxxxK, GxxxxxK and xxxxxxxD. However, the Affidavit of Affixation is not available in the loan file. The final title policy is not available to check for ALTA-x Endorsement. Also, the VIN# xx not available in the legal description of the recorded mortgage or deed. The tax certificate attached with the updated title shows separate assessment for land and improvements. However, the additional comments of appraisal report dated xx/xx/xxxx located at “xxxxxxxxxx_Appraisal-xxxxxxxxaxxefdxx”, state that the manufactured titles have not been retired.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosures are missing from the loan file."	* Application Missing (Lvl x) "Final Loan application is missing from loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Missing required x-x family rider (Lvl x) "x-x Family Rider is missing from the mortgage document."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44487482	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,870.63	4.100%	480	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	704	52.702%	First	Final policy	Not Applicable	Not Applicable	07/01/2012	xx	Not Applicable	2.000%	$1,613.39	07/01/2012	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx, which was recorded on xx/xx/xxxx in instrument# xx xxxxx/xxx.
xxchain of assignment is complete as the subject mortgage is with the current assignee, xx LOAN
xx.
xxare three junior mortgages are as follows
x. xxis junior mortgage in the amount of xxin favor of xxwhich was recorded on xx/xx/xxxx.
x. xxis junior mortgage in the amount of xxin favor of xxwhich was recorded on xx/xx/xxxx.
x. xxis junior mortgage in the amount of xxin favor of xx which was recorded on xx/xx/xxxx.
xxis one civil judgment against the borrower in the favor of xxM xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xst   installment of combined property tax for xxxx has been paid off on xx/xx/xxxx in the amount of $xxxx.xx.
xnd installment of combined property tax for xxxx has been paid off on xx/xx/xxxx in the amount of $xxxx.xx.
xrd installment of combined property tax for xxxx has been paid off on xx/xx/xxxx in the amount of $xxxx.xx.
xth installment of combined property tax for xxxx has been paid off on xx/xx/xxxx in the amount of $xxxx.xx.
xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the loan has been delinquent for x month. xxlast payment was received in the amount of $ xxxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxxx.xx. xxUPB as of the date has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xx.	xx: xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that the loan has been delinquent for x month. xxlast payment was received in the amount of $ xxxx.xx on xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxinterest rate as per payment history is x.xxx% and P&I is $xxxx.xx. xxUPB as of the date has not been mentioned in the payment history. xx, we have considered the UPB per tape data in the amount of xx.

xxborrower xxand xxhad filed bankruptcy under chapter-x with case # xx xx/xx/xxxx.
xxto voluntary petition dated xx/xx/xxxx, the amount of secured claim without deducting the value of collateral is xxand value of collateral is xxtherefore the unsecured portion is $xxxx.xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by the COVID; however, the borrower is restaurant owner. xxother evidence has been found.

xxoccupancy of the subject property is unable to be determined with no evidence of damages or repairs.

xxother evidence has been found regarding foreclosure.
xx: xx: xxborrower xxand xxhad filed bankruptcy under chapter-x with case # xx xx/xx/xxxx.
xxto voluntary petition dated xx/xx/xxxx, the amount of secured claim without deducting the value of collateral is xxand value of collateral is xxtherefore the unsecured portion is $xxxx.xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" ."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $xx.xx to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title search fees, including title insurance premiums;taxes;tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85227134	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	9.122%	298	xx	xx	HELOC	Revolving	Refinance	20.000%	20.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xxof xxN.A.”.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxannual combined taxes for xxxx have been paid in full in the amount of $ xxxx.xx xxprior year delinquent taxes have been found in the updated title report.	xxof updated payment history as of xx/xx/xxxx, the loan is performing. xxlast regular payment (P&I) has been made in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is performing. xxlast regular payment (P&I) has been made in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount is $x.xx out of secured claim in the amount of xxand the value of collateral is xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxevidences have been found regarding the current employment, job type and length of employment. xxinformation has been given regarding the foreclosure process.

xx: xx: xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx .
xx-D in xxpetition shows that the unsecured amount is $x.xx out of secured claim in the amount of xxand the value of collateral is xxdebtor had discharged from the bankruptcy on  xx/xx/xxxx & terminated on xx/xx/xxxx.
Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51343028	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.75	12.970%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	518	638	42.404%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx." for the amount of xxwhich was recorded on xx/xx/xxxx. xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII. xxis civil judgment against the borrower with the favor of xxfor the amount of $x,xxx.xx recorded on xx/xx/xxxx. xxannual taxes for the year of xxxx have been delinquent in the amount of $xxx.xx on xx/xx/xxxx till good through dated xx/xx/xxxx.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%. xxloan was not modified. xxper the comment dated xx/xx/xxxx, time courtesy suppresses all negative reporting due to repeat dispute. xxwas not initiated. xxborrower did not file bankruptcy. xxsubject property and reason for default is unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27031647	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,360.78	12.890%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	74.417%	First	Unavailable	Not Applicable	Unavailable	08/01/2017	xx	$22,561.41	3.625%	$314.90	09/01/2017	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xxand lender xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx, its xxand/or xx” instead of “xx xxIII”.
xxare seven active civil judgments against the borrower in the total amount of xxwhich was recorded on multiple dates in favor of multiple plaintiffs.
xxis an active renewed judgment against the borrower in the amount of $x.xx which was recorded on xx/xx/xxxx in favor of xx.
xxare six active state tax liens against the xx & xxM. xxin the total amount of xxwhich was recorded on multiple dates in favor of “xxof xxof xx”. SSN# xx xx & xxM. xxis not available on the supporting document. xx, it is unable to determine whether all said liens are against the borrower or not.
xst installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xnd installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxhas filed bankruptcy under chapter x case# xx xx/xx/xxxx. xxof xxwas filed on xx/xx/xxxx and debtor got terminated from bankruptcy on xx/xx/xxxx.
xxsubject property has damaged. xxper comment dated xx/xx/xxxx the subject property has been damaged due to wind. xxis no information regarding the amount of damage. xxper comment dated xx/xx/xxxx the loss drafts has forwarded check # xx in the amount of $xxxx.xx for claim # xx and the date of xx: xx/xx/xxxx. xxper comment dated xx/xx/xxxx the damages have been repaired by borrower. xxinformation has been regarding this damage whether it has been repaired or not.
xxper collection comments the subject property has been occupied by the owner.
xxis no information regarding the xxtrial plan.
xxinformation has been found regarding the xx, xxand the xxof xxin the available servicing comments.

xx: xx: xxhas filed bankruptcy under chapter x case# xx xx/xx/xxxx. xxof xxwas filed on xx/xx/xxxx and debtor got terminated from bankruptcy on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer amount of xxfrom the new principle balance. xx, the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx
TILA APR Test: FAIL loan data xx.xxx% Comparison Data xx.xxx% Variance -x.xxx%"
* DTI > xx% (Lvl x)     "As per final xxxx monthly income of borrower is $x,xxx.xx and back debt is $x,xxx.xx, front debt is $x,xxx.xx. Therefore the DTI exceeds xx.xx%."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27868386	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Not Applicable	7.249%	300	xx	xx	HELOC	ARM	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	5.000%	$909.87	05/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxof xx, recorded in xx# xx xx/xx# xx xxxxx / xxxx.
xxchain of assignment has been completed. xxlatest assignment is with xx  which was recorded on xx/xx/xxxx.
xxmortgages, liens, and judgments are as follows:
xxis an active civil judgment against the borrower “xx, xx” which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx, a corporation.
xxis an IRS lien against the borrower “xx, xx” which was recorded on xx/xx/xxxx in the amount of xxin favor of the xxof the xx - xx. xx, the borrower’s SSN # xx matched.
xxcounty taxes for the year of xxxx have been paid for the due date xx/xx/xxxx in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is performing with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of P&I $xxx.xx and the current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan. xxper the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxto determine the reason for the default and intention of the borrower from the available servicing comments.
 xxevidence has been found related to the occupancy and current condition of the subject property from the available servicing comments. xxdamage or repair related comment has been found in the servicing comments.

xx: xxper the review of the collection comments, the foreclosure was initiated in xxxx. xxfile was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx.  xxjudgment hearing was on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure was put on hold due to the loss mitigation.
xx: xxto the PACER, the borrower “xxand xx” had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.xxdebtor discharged xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure Credit Application Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "HELOC Booklet and Disbursement sheet/Fees sheet/ Fee are missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Florida state. The following required state disclosures are missing from the loan file.
x. Anti-Coercion Notice
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66860635	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$433.51	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	74.699%	74.699%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2018	xx	$18,363.68	3.375%	$200.22	02/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xx, xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has not been completed, currently the assignment is with xx,FCB.
xxare state tax lien, civil judgment and hospital lien against the borrower.
xxstate tax lien was recorded on xx/xx/xxxx for the amount of $xxx.xx in the favor of xxof xxof xx.
xxcivil judgment was recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xxfor xxand xx.
xxhospital lien was recorded on xx/xx/xxxx for the amount of $xxx.xx in the favor of xx.
xxxnd installment of combined taxes will due on xx/xx/xxxx for the amount of $xxx.xx. xx, the xst is delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx with good through xx/xx/xxxx.

xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper tape data as of xx/xx/xxxx, the new UPB is xx.	xx: xxper the servicing comment as of xx/xx/xxxx, the loan is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper tape data as of xx/xx/xxxx, the new UPB is xx.
xxloan was modified on xx/xx/xxxx between the borrower "xxT xxand xx" with the lender "xx". xxper the modified terms, the interest bearing amount is xxand deferred balance is xx. xxnew UPB is reflected in the amount of xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxper the BPO report dated xx/xx/xxxx and xx/xx/xxxx which is located at “xx” shows the subject property had damaged. xxexterior is in disrepair and needs to be fixed or replaced for the amount of $xxxx and the windows need to be replaced for the amount of $xxxx. xxsiding needs repaired and painting for the amount of $xxxx and exterior trim work, and front porch for the amount of $xxxx, some windows appear to be rotting for the amount of $xxxx, xxon front of house needs some repair for the amount of $xxxx. xxlatest servicing comment does not reflect the any damage and repairs. xx, any latest BPO report has been found. xx, any information found regarding insurance claim.
xxsubject property is owner occupied.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower "xxT xxand xx" with the lender "xx". xxper the modified terms, the interest bearing amount is xxand deferred balance is xx. xxnew UPB is reflected in the amount of xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.

Discount Fee Test: FAIL Loan Data  $x,xxx.xx Comparison Data $x,xxx.xx Variance +$xxx.xx
This loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Discount Fee Test: FAIL Loan Data  $x,xxx.xx Comparison Data $x,xxx.xx Variance +$xxx.xx
This loan failed the discount fee test.
The sum of all discount points is greater than x% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$xx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17486495	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$793.89	6.750%	360	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.434%	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2005	xx	Not Applicable	6.750%	$837.14	02/01/2005	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx. with xx# xx xxxx /xxxx.
xxchain of assignment has not been completed. xx, the mortgage is with xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxtaxes for the year of xxxx have been paid in the amount of $xxx.xx. xxprior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, which was applied to month xx/xx/xxxx in the amount of $x,xxx.xx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xx: xxpresent status of the loan is in performing and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, which was applied to month xx/xx/xxxx in the amount of $x,xxx.xx. xxrecords for foreclosure and bankruptcy have been found. xxRFD is unable to be determined. xxcomments pertaining damage to the property were observed. xxborrower’s employment is not impacted by covid-19. xxrepairs and damages have been found.
xx: xx: xx	xxto the modification xx, the loan was modified on xx/xx/xxxx between the borrower xxA. xx & xxL. xx. and lender xx. xxnew modified principal balance as per modification is in the amount of xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx %, beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%

This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "credit report missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36701400	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,191.27	1.200%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2011	xx	$102,766.18	2.000%	$941.46	04/01/2011	Change ARM Terms	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.
xxchain of assignment is completed as the subject mortgage is still with the lender, xx xxII.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxxst, xnd, xrd and xth installment of combined tax for xxxx have been paid off in the amount of $xxxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxxx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx
xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxxx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xxdebtor had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand the value of collateral is xx.
xxwas discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of  xx..

xxchain of assignment is completed as the subject mortgage is still with the lender, ABS xxII.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxst, xnd, xrd and xth installment of combined tax for xxxx have been paid off in the amount of $xxxx.xx.

xx: xx: xxhad filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand the value of collateral is xx.
xxwas discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance risk indicator is "Moderate"

( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA APR test.
 ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA APR test.
 ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow account disclosure is missing from the loan file"
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan program disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file"
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73348803	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$253.40	8.500%	240	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.392%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx, xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxV which was recorded on xx/xx/xxxx.
xxis junior mortgage in the favor of xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgment or liens have been found.
xxannual combined taxes of xxxx have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxdamage and repairs have been found. xxinformation pertaining to bankruptcy and foreclosure have been found. xxloan has not been modified since origination. xxincome of borrower is not impacted by covid-19.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment penalty term test.
This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a x%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed x% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "According to the final HUDx, the settlement date is x/xx/xxxx which is different from the Note date of x/x/xxxx."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81247045	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$354.84	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	15.630%	15.630%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	65.149%	First	Unavailable	Not Applicable	Not Applicable	01/01/2016	xx	Not Applicable	4.000%	$166.95	01/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx" for the amount of xxwhich was recorded on xx/xx/xxxx.
xxis junior mortgage originated on xx/xx/xxxx with the lender “xx for the amount of xxrecorded on xx/xx/xxxx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxactive liens and judgments have been found against the borrower and subject property.
xx, second and third installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx, $x,xxx.xx on xx/xx/xxxx and due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxinstallments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxinstallments of xxtaxes for the year of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.
xxinstallments of xxtaxes for the year of xxxx have been delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx till good through dated xx/xx/xxxx.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxwas not initiated. xxborrower did not file bankruptcy. xxsubject property and reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxJ xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxare x steps of modification. xxborrower has promised to pay, first in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx and second in the amount of xxwith the interest rate of x.xxx% till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per Final Application, the total monthly income is $x,xxx.xx and the total monthly expense is $x,xxx.xx. However, the DTI is exceeds than the xx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date is x/x/xxxx and note date is x/xx/xxxx. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70954252	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$343.51	9.600%	180	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	27.137%	First	Final policy	Not Applicable	Not Applicable	09/11/2003	xx	Not Applicable	8.000%	$293.05	10/11/2003	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx. xx, the missing assignment is to xx xxIII.
xxis municipal lien open against the subject property in the favor of xxof xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes for the year of xxxx have been paid in the amount of $xx.xx.
xxprior years delinquent taxes have been found.
xxreview of payment history as of xx/xx/xxxx shows that the borrower is current with the loan payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB in the payment history tape data is reflected in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB in the payment history tape data is reflected in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxto determine the occupancy and current condition of the subject property from the available servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx between the lender xx, xx. and the borrower xxand xxE. xx. xxper modified terms the borrower promises to pay the modified principal in the amount of xx. xxpayments were started from xx/xx/xxxx with the interest rate of x.xx% and the P&I of $xxx.xx. xxnew maturity date is xx/xx/xxxx. xxmodification does not contain balloon provision.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE risk indicator is moderate as this loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.T
ILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance-$xx.xx"
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of West Virginia. The following required State Disclosure are missing in the loan file.
x.WV Collateral Protection Insurance Notice x
x.Co-Signer Notice
x.Financial Institution Insurance Disclosure
x.Non-Deposit Investment Product Disclosure
x.Financial Institution Insurance Disclosure
x.Non-Deposit Investment Product Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68813436	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.74	7.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	MGIC	xx	30.000%	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	674	Not Applicable	43.834%	First	Short Form Policy	Not Applicable	Not Applicable	05/08/2006	xx	Not Applicable	7.250%	$666.94	07/01/2006	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the book/page # xx in the amount of xxwith xx.
xxthe mortgage is with the original lender.
xxliens and judgments against the borrower:
xxjudgment against the borrower in favor of xxwhich was recorded on xx/xx/xxxx, however; the judgment amount is unavailable.
xxannual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxlatest comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx in between the borrower xxV. xx, xxand lender xx, xx. xxnew modified principal balance per modification is in the amount of xxwith interest rate of x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx. xxmaturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Property is Mobile Home (Lvl x)     "The home is affixed.
As per the appraisal report located at “xxxxxxxxxx_Appraisal_xxxxxxxxx_xxxxxxxxx”, the subject property type is mobile home. The "Manufactured Housing Rider" under mortgage document located at “xxxxxxxxxx_Mortgage_xxxxxxxxx_xxxxxxxxx Pg# xx shows that the subject property is permanently affixed to land. As per the final title policy located at “xxxxxxxxxx_Title Policy_xxxxxxxxx_xxxxxxxxx”, the ALTA endorsement x is attached. Updated title report dated x/xx/xxxx shows the VIN # xx BMxxMSOxxxxxxAB and Make/Model/Year as Cavalier xxxx. As per the Declaration of Immobilization document located at “xxxxxxxxxx_Mobile - Manuf. Home Doc_xxxxxxxxx_xxxxxxxxx”, the subject property shall remain permanently attached to the tract and shall hereafter be considered as an immovable property."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96345662	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$427.06	10.490%	360	xx	xx	Conventional	Fixed	Cash Out	116.813%	116.813%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.824%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xxof xx." for the amount of xxwhich was recorded on xx/xx/xxxx.
xxis junior mortgage originated on xx/xx/xxxx with the lender “xx” for the amount of xxrecorded on xx/xx/xxxx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xx, the assignment is from xx, xxand xxwhich was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII.
xxis municipal lien against the subject property in the favor of xxfor the total amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxand second installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was not modified. xxinterest rate has been reduced by rate reduction rider. xxwas not initiated. xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxsubject property and the reason for default are unable to determine. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "As per the appraisal, the original LTV is xxx.xxx% and the original combined LTV is xxx.xxx%. However, the LTV is exceeds than the xxx%."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in West Virginia State. The following required state disclosures are missing from the loan file.
x. WV Collateral Protection Insurance Notice x
x. Co-Signer Notice
x. Financial Institution Insurance Disclosure
x. Non-Deposit Investment Product Disclosure
x. Financial Institution Insurance Disclosure
x. Non-Deposit Investment Product Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99407249	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$824.80	10.990%	360	xx	xx	Conventional	Fixed	Cash Out	86.681%	86.681%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2016	xx	Not Applicable	3.875%	$387.30	06/01/2016	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated by borrower “xxP xxR xx & xx” in favor of “xx,” on xx/xx/xxxx in the amount of xx,xxx.xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx, xxand/or xxinstead of the current assignee xx xxIII.
xxborrower’s got divorce and the docket was recorded on xx/xx/xxxx under case# xx xxborrower xxP. xxhad quit the property rights and transferred the subject property to xxthrough the xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxthe current ownership is in the name of xx.

xxactive judgments or lien have been found against the borrower or subject property.
xxannual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx:xx# xx A_SPS xx.xlsx.
xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxloan has been modified twice times since origination.  xxlatest modification agreement was made on xx/xx/xxxx with xxbetween borrower “xxand xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report debtor has not filed bankruptcy since loan origination.
xxproperty is owner occupied and no visible damages were reported.
xxper comment dated xx/xx/xxxx the reason for default is decrease in income, medical issues and loss of job.
xxper comment dated xx/xx/xxxx borrower’s income impacted by xx-xx as her tenants passed away due to xxand has loss in rental income. xxcustomer has been impacted by COVID and received a deferral plan which had begun from xx/xx/xxxx.  xxsubsequent two monthly payments would be deferred for x months. xxcomment dated xx/xx/xxxx stated that deferral plan has completed. xxfurther details have been found.

xx: xx: xx	xxloan has been modified twice times since origination. xxlatest modification agreement was made on xx/xx/xxxx with xxbetween borrower “xxand xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is Moderate as this loan failed for TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29133321	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.86	7.590%	300	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from “xxof xx to xx xxV” which was recorded on xx/xx/xxxx.
xx, any active liens and judgment have been found.
xxinstallment combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxinstallment combined taxes for the year of xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.	xx: xxloan is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.
xxborrower did not file bankruptcy yet.
xxborrower did not file bankruptcy yet.
xx, any foreclosure activity has been found.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.

xx: xx: xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at “xxxxxxxxxx_Note-xxxxxxxxxefxxxax# xx which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl x) "Final application report is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA right of rescission test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: loan data : x.xxx%, Comparison data : x.xxx%, Variance : +x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan files."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan files."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not signed by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94235106	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.990%	300	xx	xx	HELOC	ARM	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	$68,300.55	5.240%	$907.70	05/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin the favor of xxof xx xxchain of assignment has been completed; currently, the assignment is with’ xx, xx, xx which was recorded on xx/xx/xxxx. xxactive liens and judgments have been found. xxcombined taxes of xxxx have been paid in the total amount of $x,xxx.xx. xxdelinquent taxes have been found for the prior year.	xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxper collection comments the foreclosure was initiated. xxfile was referred to an attorney xx/xx/xxxx.xxcomplaint was filed on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx. xx, the foreclosure was put on hold. xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxloan has been modified once since origination. xxdamage and repairs have been found. xxinformation pertaining to bankruptcy has been found. xxincome of borrower is not impacted by covid-19.

xx: xxper collection comments the foreclosure was initiated. xxfile was referred to an attorney xx/xx/xxxx.xxcomplaint was filed on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx. xx, the foreclosure was put on hold.
xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xx, interest bearing amount xxand deferred amount is xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxis a provision for the balloon payment. xxloan has been modified once since origination.	Affiliated Business Disclosure Credit Application Credit Report Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "x.HELOC booklet is missing from the loan file. x.Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "The final loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following state disclosures are missing from the loan file. x.Lead-Based Paint Disclosure x.Mortgage Loan Application Disclosure x.Carbon Monoxide Alarms x.MA Smoke Detector Certificate x.Notice of the Specific Reason for Denial of Credit x.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56989064	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.40	10.940%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	11/04/2010	xx	Not Applicable	5.190%	$498.67	12/01/2010	Financial Hardship	xxper updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx, in the amount of xx, with xx, xx.

xxlast assignment is with xxview xx which was recorded on xx/xxxxx. xxcurrent assignment should be with xx .

xxis an active xxoriginated on xx/xx/xxxx in the favor of xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found.

xnd installment xxtax for the year of xxxx has been due in the amount $xxx.xx.
xst installment xxtax for the year of xxxx has been paid in the amount $xxx.xx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan. xxpayment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in xxand next due date for the payment is xx/xx/xxxx.
xxto the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xx: xx	xxstep loan modification agreement was made between (borrower) xxand xxand (xx) xx, xx. on xx/xx/xxxx.xxborrower promises to pay the new UPB in the amount of xxwith step interest rate starting from x.xxx% which is step up in x steps and ending at interest rate x.xxx% and the starting P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx.

Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test: FAIL
This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding x years."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.

x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32599408	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$919.30	8.240%	360	xx	xx	Conventional	Fixed	Cash Out	69.394%	69.394%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.764%	First	Short Form Policy	Not Applicable	Not Applicable	10/27/2009	xx	$34,531.38	2.000%	$275.94	12/01/2009	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of ‘xx’ which was recorded on xx/xx/xxxx under xx/xx# xx / xxx.
 xxchain of assignment has not been completed as the mortgage is currently with xx’ instead of the current assignee xx xxIII.
xxis civil judgment against the borrower which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.xx in favor of xx, xxa/a/p/o /xx.
xxcounty taxes for xxxx have been paid off in amount of $xxx.xx.
xxcity taxes for xxxx have been paid off in amount of $xxx.xx.
xxprior delinquent taxes have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.	xx: xx:
x. xxHistories_Pool A_SPS xxvx.xlsx
x.  xxHistories_Pool A_SPS xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.
xxcomments have been found regarding foreclosure proceedings.
xxcomment dated xx/xx/xxxx shows reason for default is xx.
xxproperty is owner occupied and no visible damages were reported.
xxcomment does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x,xxx.xx.  POC was filed by xx, xxon xx/xx/xxxx under deadline date xx/xx/xxxx, in the secured claim amount of xx. xxwas confirmed on xx/xx/xxxx. xxtrustee’s final report dated xx/xx/xxxx does not reflect any payment towards subject creditor. xxcase was discharged on xx/xx/xxxx.
xxper BPO xx dated xx/xx/xxxx, the subject property is occupied by owner and no any damages have been found.

xx: xx: xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD of voluntary petition dated xx/xx/xxxx shows that the amount of secured claim without deducting the value of collateral xxand the value of collateral that supports this claim is xxtherefore; the unsecured portion is $x,xxx.xx. POC was filed by xx, xxon xx/xx/xxxx under deadline date xx/xx/xxxx, in the secured claim amount of xx. xxwas confirmed on xx/xx/xxxx. xxtrustee’s final report dated xx/xx/xxxx does not reflect any payment towards subject creditor. xxcase was discharged on xx/xx/xxxx.	xxloan modification agreement was made between borrower and xxon xx/xx/xxxx with the new modified unpaid principal balance xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosures are missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in GA State. The following disclosures are missing from the loan file.

Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosures are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosures are missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56162935	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.54	6.560%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	60.291%	First	Short Form Policy	Not Applicable	Not Applicable	02/08/2012	xx	Not Applicable	2.000%	$736.04	04/01/2017	Financial Hardship	xxto the review of updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx for the amount of xxwhich is held by MERS as xx and was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxthe assignment is with xxwhich was recorded on xx/xx/xxxx. xx, the assignment should be with xx xxIII.
xxare active junior judgments against the borrower and the two were in favor of xxfor the total amount of $xxxx.xx and rest one is in the favor of xx for the amount of $xxxx.xx, recorded on xx/xx/xxxx.
xxannual town taxes for the year xxxx have been paid in the amount of $xxxx.
xxprior year’s delinquent taxes have been found.
xxto the review of payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $x,xxx.xx and the rate of interest is x.xxx%. xxtape data states that the current UPB is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxcurrent status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $x,xxx.xx and the rate of interest is x.xxx%. xxtape data states that the current UPB is in the amount of xxtill the due date of xx/xx/xxxx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxxwith a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at $xxx.xx.
xxreason for default is unable to determine from the available servicing comments and loan files too.
xxcurrent employment of the borrower and job type is unable to determine from servicing comment and loan file.
xxis no post-origination bankruptcy record has been found.
xxis no foreclosure activity has been found.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxxwith a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at $xxx.xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The loan is failed for Vermont Mortgage Lender License Prohibited Fees Test. The loan data is $xxxx.xx while comparison is $x.xx hence, variance is $xxxx.xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan is failed for Vermont Mortgage Lender License Prohibited Fees Test. The loan data is $xxxx.xx while comparison is $x.xx hence, variance is $xxxx.xx
The Vermont statutes provide that only those fees expressly permitted may be charged."
* DTI > xx% (Lvl x)     "According to the final application dated xx/xx/xxxx the borrower monthly income is $xxxx.xx and the total expenses are $xxxx.xx, hence DTI exceeds xx.xx%."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60599018	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$354.08	$403.97	15.290%	360	xx	xx	Conventional	Fixed	Purchase	76.129%	76.129%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	28.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated in favor of “xx, INC.” on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx xxIII.

xxis one judgment against the name of borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxof NC.
xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is $x,xxx.xx.	xx: xx:
xxHistories_Pool A_SPS xxvx.xlsx
xx- xxA_SPS.xlsx
xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of xx.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is $x,xxx.xx.
xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and current rate of interest is xx.xx%. xxis a reduction in P&I and rate of interest with respect to note data. xxrate adjustment has done according to the rate reduction rider which is located at "xx"
xxcomment dated xx/xx/xxxx shows that servicer was made contact to the borrower for account discuss and no discussion about covid xx.
xxvisible damages have been found.
xxevidences have been found regarding foreclosure process and xxcase.
xxper comment dated xx/xx/xxxx, the reason for default is car issue.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed the TILA APR test and TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test Failed,
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State and the below required disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3600078	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$353.45	5.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated on xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx & xxfor the amount of xx.
xxchain of assignment has not been completed. xx, the assignment is from “xx, xx. xxnominee xx, xx &xxto xx, xx &xxwhich was recorded on xx/xx/xxxx. xx, the correct assignment should be with the “xx xxIII”.
xxare x junior civil judgments against the borrower xxin the favor of xxand xxfor the total amount of $xxxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxare two municipal liens. xx, the property address is not matched with the attached documents.
xxinstallment county taxes for the year of xxxx have been paid in the amount of $xxx.
xxinstallment county taxes for the year of xxxx have been due in the amount of $xxx which was due on xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the UPB reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the UPB reflected in the amount of xx.
xxloan was not modified since origination.
xxborrower did not file bankruptcy yet.
xx, any foreclosure activity has been found.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45713564	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$600.00	8.500%	300		xx	xx		HELOC	ARM		Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.749%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, a xxof xx, N. A.
    xxchain of assignment is completed. xxis with ‘xx xxV’
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xst installment combined taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.

xnd combined installment taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.	xx: xx: x. xx- xxA_SPS.xlsx x. xxHistories_Pool A_SPS xxvx.xlsx x. xxHistories_Pool A_SPS xx.xlsx xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx. xxper comment dated xx/xx/xxxx, reason for default is curtailment of income. xxproperty is owner occupied. xxvisible damages/repairs have been found in xx months collection comments. xxcomments have been found regarding foreclosure proceedings. xxcomment does not show any xx-xx impact and co-borrower has carpet cleaning business and self employment. xxdebtor xxM. xxhad filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. BK case was discharged and terminated on xx/xx/xxxx.
xx: xx: xxdebtor xxM. xxhad filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. BK case was discharged and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "x.HELOC booklet is missing from the loan file. x.Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of loan origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR date is x/xx/xxxx which is after the note date is x/xx/xxxx."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is different from note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25444976	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$720.27	8.940%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	41.305%	First	Short Form Policy	Not Applicable	Not Applicable	06/02/2011	xx	Not Applicable	6.440%	$686.88	08/01/2011	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.
xxchain of mortgage assignment is incomplete as no assignment has been found. xxshould be with xx xxIII.
xxactive judgments or liens have been found.
xx:
xx # xx
xnd installment combined taxes of xxxx are due on xx/xx/xxxx in the total amount of $xx.xx.

xx # xx
xnd installment combined taxes of xxxx are due on xx/xx/xxxx in the total amount of $xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxdebtor (xxJ. xxand xxN. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xxto collection comment, no damages or repairs have been found.

xx: xx: xxdebtor (xxJ. xxand xxN. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxin addition amount $xxx.xx has been forgiven . xxborrower promises to pay for the initial P&I in the amount of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk indicator is Moderate due to loan failed the Indiana license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82644576	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$610.96	8.990%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	105.517%	First	Final policy	Not Applicable	Not Applicable	12/01/2017	xx	Not Applicable	3.370%	$429.94	01/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx" for the amount of xxwhich was recorded on xx/xx/xxxx. xxis junior mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is from U xxfor xx xxIII C/O xx, xx. which was recorded on xx/xx/xxxx. xxare x civil judgments against the borrower in the multiple favors for the total amount of xxwhich was recorded on different dates. xxis mechanics lien in the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxare x municipal liens against the different property in the favor of xxof xxand xxof the xxof xxfor the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx. xxinstallments of city taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the bankruptcy and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxwas not initiated. xxborrower xxJR had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xxon xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxx.xx weekly by direct pay. xxper the motion to modify chapter xx plan dated xx/xx/xxxx, the plan reduce the trustees from $x,xxx.xx per month to $xxx.xx per month. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxsubject property is owner occupied. xxreason for default is unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xxborrower xxJR had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xxon xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxx.xx weekly by direct pay. xxper the motion to modify chapter xx plan dated xx/xx/xxxx, the plan reduce the trustees from $x,xxx.xx per month to $xxx.xx per month. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx, xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.  The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. FAIL Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.  Brokerage/Finder Fee Test: FAIL The Loan data is  $x,xxx.xx, the comparison data is $x,xxx.xx and the variance is +$x,xxx.xx"
* DTI > xx% (Lvl x)     "As per Final Application, the total monthly income is $x,xxx.xx and the total monthly expense is $x,xxx.xx. However, the DTI is exceeds than the xx%."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. The following required state disclosures are missing from the loan file. x. Placement of Insurance Disclosure x. Availability of Title Insurance x. TN Consent to Disclosure of Insurance Information x. Choice of Agent/insurer x. Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54535680	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,460.83	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	67.500%	67.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.167%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2010	xx	$164,212.92	2.000%	$724.27	07/01/2010	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx.
xxof assignment has been completed. xx, the mortgage is with
xx xxwhich was recorded on xx/xx/xxxx.
xxis a state tax lien against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of xxof xxof xx.
xxtaxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. xxUPB as per the tape is xx. xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx.	xx:
xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxRFD is death in the family. xxrepairs and damages have been found. xxproperty is owner occupied. xxcomments have been found stating the borrower’s income has been impacted by COVID-xx.

xx: xx: xx	xxmodification agreement was signed between the borrower xxN xxand the lender xx, xx. on xx/xx/xxxx.
xxper modified term, the new principal balance is xx. xxborrower promises to pay P&I in the amount of $xxx.xx and xxrate x.xx%, beginning from xx/xx/xxxx. xxis xx/xx/xxxx.
xxdeferred balance is xxand the interest bearing amount is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx, Comparison Data $xxx,xxx.xx and Variance-$xx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from the loan file,

x. Agent Preference Disclosure
x. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79961077	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$808.87	11.190%	360	xx	xx	Conventional	Fixed	Cash Out	88.125%	88.125%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/23/2007	xx	Not Applicable	7.400%	$499.72	12/23/2007	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx, xx. xxreview of the updated title report dated xx/xx/xxxx states that the chain of assignment has not been completed. xxassignment is with xx, xxand/or xxwhich was recorded on xx/xx/xxxx. xx, the assignment is missing to xx xxIII. xxactive judgments/liens have been found against the borrower/subject property. xxxst installment of combined taxes for xxxx have been paid in full in the amount of $ xxx.xx on xx/xx/xxxx and xnd installment is due on xx/xx/xxxx in the amount of $xxx.xx. xxannual county taxes for xxxx have been paid in full in the amount of $ xxx.xx on xx/xx/xxxx. xxdelinquent taxes have been found for the prior years.	xxof the payment history as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB as of date xx/xx/xxxx reflects in the provided payment history tape is in the amount of xx.	xx: xxborrower is currently performing with the loan.
xxof the payment history as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx which was applied for xx/xx/xxxx. xxUPB as of date xx/xx/xxxx reflects in the provided payment history tape is in the amount of xx.
xxto collection comment dated xx/xx/xxxx, reason for default is curtailment of income. xx’s intention is to keep the property. xxof foreclosure and bankruptcy has been found. xxdamages have been observed.
xxloan modification agreement was made between borrower xxand xx, xx. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxfor xxis xx.

xx: xx: xx	xxloan modification agreement was made between borrower xxand xx, xx. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7103394	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$940.57	8.990%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	46.104%	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	$3,194.83	3.125%	$542.94	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.
xxchain of assignment is completed as the subject mortgage is currently with “xx ”
xxactive judgments or lien have been found against the borrower or subject property.
xxcombined taxes for xxxx have been paid in the amount of $x,xxx.xx.
xxprior delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history as of xx/xx/xxxx reflects current in the amount of xxand deferred balance $x,xxx.xx.	xx: xx:
x. xxHistories_Pool A_SPS xxvx
x. xx- xxA_SPS.xlsx
x. xxHistories_Pool A_SPS xx.xlsx

xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history as of xx/xx/xxxx reflects current in the amount of xxand deferred balance $x,xxx.xx.
xxcomments have been found regarding foreclosure proceedings in available collection comments.

xxdebtors, "xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. POC deadline was sent xx/xx/xxxx and creditor not filed POC. xxper xx’s xxreport dated xx/xx/xxxx, the debtor had paid the principal in the amount of xxand arrearage is in amount of xxto creditor 'xx, xx.'. xxbankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxproperty is owner occupied and no visible damages were reported.
xxcomment dated xx/xx/xxxx shows that borrower’s income is impacted due to covid-19 and cutting in xx% hours of job. xxstates that his job wants to do unemployment.   xxper comment dated xx/xx/xxxx, the customer has been impacted by covid-19 and received a deferral beginning with the xx/xx/xxxx payment. xxsubsequent two monthly payments will be deferred in the month they become due. xxfurther details have been found.

xx: xx: xxdebtors, "xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. POC deadline was sent xx/xx/xxxx and creditor not filed POC. xxper xx’s xxreport dated xx/xx/xxxx, the debtor had paid the principal in the amount of xxand arrearage is in amount of xxto creditor 'xx, xx.'. xxbankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxloan was modified on xx/xx/xxxx with new principal balance of xxand from which deferred balance is $x,xxx.xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings: (NC §xx-x.xA(e))The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage with a principal amount that is less than $xx,xxx and the loan charges a lender fee. (NC xx-x.xA(cx))."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21529471	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$403.05	7.375%	363	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2013	xx	$62,261.44	3.625%	$356.09	09/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx.

xxis one credit card judgment open against the borrower, in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxxx county xst installment taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate is x.xxx%. xxrate will be change to under the terms of xx-xx.	xx: xxcurrently is performing.
xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx.
xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate  is x.xxx%. xxrate will be change to under the terms of xx-xx.
xxmore evidences are available in the latest xx months servicing comments regarding foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx.
xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56159071	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,499.45	7.000%	508	xx	xx	Conventional	Fixed	Refinance	82.402%	82.402%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.919%	First	Commitment	Not Applicable	Not Applicable	01/01/2011	xx	Not Applicable	5.000%	$1,139.37	01/01/2011	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of “xx, xx & xx.” in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with the lender xx, xx & xxinstead of the current assignee xx xxIII.
xxactive judgments or liens have been found against the borrower or subject property.
xxannual county taxes for xxxx have been paid in the amount of $x,xxx.xx.
xxannual xxtaxes for xxxx/xxxx/xxxx have been delinquent in the total amount of $xxx.xx and payable through the date of xx/xx/xxxx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx which had begun from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxdebtor's "xxand xx" had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx. POC filed on xx/xx/xxxx and as per the deadline document the due date to file POC was xx/xx/xxxx (within deadline). xxper plan dated x/xx/xxxxx the debtor shall pay arrears through the plan. xxbankruptcy was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx as per xxfinal report dated xx/xx/xxxx debtor has paid arrears towards the subject creditor in the total amount of $x,xxx.xx.

xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxreason for default has not been mentioned in available servicing comments.
xxproperty is owner occupied and no visible damages were reported.

xx: xx: xxdebtor's "xxand xx" had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx. POC filed on xx/xx/xxxx and as per the deadline document the due date to file POC was xx/xx/xxxx (within deadline). xxper plan dated x/xx/xxxxx the debtor shall pay arrears through the plan. xxbankruptcy was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx as per xxfinal report dated xx/xx/xxxx debtor has paid arrears towards the subject creditor in the total amount of $x,xxx.xx.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx which had begun from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The lost Note Affidavit is available at “xxxxxxxxxx_Collateral File Documents_xxxxxxxxx_xxxxxxxxx.pdf” states that the original Note has been lost or destroyed; however, the duplicate copy of Note is available in the loan file and the loan was modified on x/x/xxxx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test, TILA APR Test & TILA right of rescission test.
TILA Finance Charge Test:: FAIL Loan Data  $xxx,xxx.xx, Comparison Data $xxx,xxx.xx, Variance -$xxx,xxx.xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx, Comparison Data $xxx,xxx.xx, Variance -$xxx,xxx.xx.
TILA APR Test: FAIL Loan Data  x.xxx%, Comparison Data x.xxx%, Variance +x.xxx%."
* ComplianceEase TILA Test Failed (Lvl x)     "“This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."

 This loan failed the TILA foreclosure rescission finance charge test. (xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of xxx,xxx.xx s not considered accurate for purposes of rescission because it is understated by more than xx. FAIL

This loan failed the TILA APR test. (xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR  xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the PR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92381844	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$297.13	8.840%	360	xx	xx	Conventional	Fixed	Cash Out	83.251%	83.251%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	18.510%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2017	xx	$5,000.00	3.625%	$109.16	07/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx.

xxactive judgments or liens found.

xxprior years delinquent taxes have been found pending.	xxas of xx/xx/xxxx shows that borrower is current with the loan and is next due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance per tape data is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%	xx: xxloan is performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx.

xxsubject property is owner occupied.
xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxto servicing comments, the foreclosure action was initiated by referring the file to an attorney on xx/xx/xxxx.  xxdated xx/xx/xxxx states that foreclosure action was closed as the loan was reinstated by the borrower.
xx: xx	xxloan modification agreement was made between borrower, xx, xxand servicer, xx, xx. on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred balance is in the amount of $x,xxx.xx. xxnew maturity date will be xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to the TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to the
TILA Finance Charge Test: Fail Loan Data: $xx,xxx.xx Comparison Data: $xx,xxx.xx Variance: -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: Fail Loan Data: $xx,xxx.xx Comparison Data: $xx,xxx.xx Variance: -$xxx.xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66569698	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.94	9.440%	360	xx	xx	Conventional	Fixed	Purchase	91.166%	91.166%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	50.061%	First	Final policy	Not Applicable	Not Applicable	05/17/2011	xx	Not Applicable	3.690%	$441.46	06/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx with xx # xx xxchain of the assignment has not been completed. xx, the subject mortgage is with xx, its successors and/or assigns which was recorded on xx/xx/xxxx. xxlast assignment should be with xx xxIII.
xxis one junior mortgage originated on xx/xx/xxxx against the subject property in the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx with xx # xx xxinstallment of combined taxes for the year of xxxx has been paid in the amount of $xxx.xx and second installment is due on xx/xx/xxxx in the amount of $xxx.xx. xxprior year’s delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the loan is currently performing and the borrower has been making regular payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been provided in the latest payment history. xxUPB is as per tape data reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.
xxper the document located on xx dated xx/xx/xxxx, the monthly P&I has been reduced to $xxx.xx which was effective from xx/xx/xxxx for remaining terms of xxx months. xxdocument states that no other terms or conditions of HAMP modification agreement have been affected or changed.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been provided in the latest payment history. xxUPB is as per tape data reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified on xx/xx/xxxx. xxper the document located on “xx” dated xx/xx/xxxx, the monthly P&I has been reduced to $xxx.xx which was effective from xx/xx/xxxx for remaining terms of xxx months. xxdocument states that no other terms or conditions of HAMP modification agreement have been affected or changed. xxper the comment dated xx/xx/xxxx, the repayment plan has been offered to the borrower. xx, the borrower had declined it. xxto comment dated xx/xx/xxxx, the reason for default is reduction in income. xxforeclosure/bankruptcy activity has been found.
xxto comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.

xx: xx: xx	xxstep modification agreement was made on xx/xx/xxxx between the borrower "xx" and lender "xx, xx.”. xxper the modified terms, the new principal balance is xx. xxare x steps of interest rate in modification. xxborrower has promised to pay the in the amount of $xxx.xx with the initial interest rate of x.xxx% beginning on xx/xx/xxxx till xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.
 xxper the document located on xx, the monthly P&I has been reduced to $xxx.xx which was effective from xx/xx/xxxx for remaining terms of xxx months. xxdocument states that no other terms or conditions of HAMP modification agreement have been affected or changed.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Ohio seller-paid points and fees exception test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the Ohio seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: The Loan data is  $xxx,xxx.xx, the comparison data is  $xxx,xxx.xx and the variance is -$xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69453064	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$468.25	12.650%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.032%	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	Not Applicable	8.400%	$390.15	06/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx." for the amount of xxwhich was recorded on xx/xx/xxxx.
xxis junior mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII.
xxactive judgments or liens found against the subject property or borrower.
xxannual taxes for the year of xxxx have been found in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxloan was modified. xxevidence of post-closing BK or FC has been found. xxsubject property is owner occupied. xxper the comment dated xx/xx/xxxx, the servicer has advised of repayment plan for the amount of Sxxx.xx and the comment dated xx/xx/xxxx sent the repayment plan. xxper the document located on “xx”, the borrower xxL xxhas deceased on xx/xx/xxxx and the co-borrower xxhas deceased on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx, the both death certificate have been received on xx/xx/xxxx. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxL xx" and lender "xx, xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
x. Agent Preference Disclosure
x. Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84307321	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,994.89	6.800%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.339%	First	Unavailable	Not Applicable	Not Applicable	10/01/2010	xx	Not Applicable	2.375%	$1,266.33	10/01/2010	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand lender xx., which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment is currently with the “xx“ instead of “xx xxV”.
xxactive liens and judgments have been found against the borrower or the subject property on the updated title report.
xst installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper comment dated xx/xx/xxxx, borrower income / employment has been impacted due to xx. xxper comment dated xx/xx/xxxx, customer has been impacted by COVID and received a deferral beginning with the xx/xx/xxxx payment. xxsubsequent two monthly payments will be deferred in the month they become due. xxfurther information has been found regarding the xxin the available servicing comments.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure HUD-x Closing Statement Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file; however itemization is available in the loan file which is located at "xxxxxxxxxx_Truth In Lending (TIL)_xxxxxxxxx_xxxxxxxxx Pg# xx The point and fees are updated from the itemization."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl x)     "An Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10968199	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.88	7.102%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.379%	First	Final policy	Not Applicable	Not Applicable	03/01/2018	xx	$12,332.74	3.750%	$1,014.64	04/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx REO xxI which was recorded on xx/xx/xxxx.
xxcombined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxdelinquent taxes have been found for the prior year.	xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the current status of the loan is performing. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred balance amount is xxand the interest-bearing amount is xx. xxstated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
xxinformation pertaining to bankruptcy has been found.
xxreason for default as per servicing comment is xxof the borrower family.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.
xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred balance amount is xxand the interest-bearing amount is xx. xxstated in the modification is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for
"Seller-Paid Points and Fees.""
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the state of Oklahoma. The following required State Disclosures are missing from the loan file.
x. OK Title protection notice
x. Insurance Disclosure
x. NSF Fee Disclosure
x. Over-the-limit fees
x. Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10111469	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.94	1.200%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	32.716%	First	Final policy	Not Applicable	Not Applicable	01/01/2011	xx	$137,701.50	2.000%	$1,015.18	01/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx" for the amount of xxwhich was recorded on xx/xx/xxxx. xxare x HOA liens against the property with the favor of xxfor the amount of $x,xxx.xx which was recorded on different dates. xxare x xxjudgments against the borrower, first with the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and second with the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is from xx xxII which was recorded on xx/xx/xxxx. xxand second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan was modified. xxwas not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the borrower has impacted due to xx-xx and the borrower has agreed to a xxFB with the deferral payment start for xxmonth. xxborrower has loss of income due to xx-xx. xxborrower wants to make a payment. xxper the comment dated xx/xx/xxxx, the repayment plan has been started from xx/xx/xxxx to xx/xx/xxxx for the amount of $x,xxx.xx and the advance of the xx/xx/xxxx for the amount is $x,xxx.xx. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied and the reason for default is loss of his job. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender xx xx”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is xxand the interest bearing principal balance is xx. xxare x steps of modification. xxborrower has promised to pay the, first in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx, second in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx, the third in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx and the fourth in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file. x. VA Application Disclosure x. Choice of Settlement Agent Disclosure x. Disclosure of Charges for Appraisal or Valuation x. Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7393425	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Unavailable	4.500%	315	xx	xx	HELOC	ARM	Cash Out	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of “xxof xx” in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx xxIV.
xxactive judgments or liens have been found against the borrower or subject property.
xxannual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.

xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is $x,xxx.xx.	xx: xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is $x,xxx.xx.
xxloan has not been modified since origination.
xxcomments have been found regarding foreclosure proceedings.
xxborrower's "xxand xx" had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. xxintends to keep the property.
xxper comment dated xx/xx/xxxx the customer has been impacted by COVID -xx through the job loss, a reduction of hours or temporary unemployment, and cannot make the monthly payment. xxcomment dated xx/xx/xxxx states that borrower has been received a deferral plan which has begun from xx/xx/xxxx. xxsubsequent two monthly payments will be deferred in the month they become due. xxfurther information has been found.
xxper comment dated xx/xx/xxxx the reason for default is unemployment.
xxproperty is owner occupied and no visible damages were reported.

xx: xx: xxborrower's "xxand xx" had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. xxintends to keep the property.	Not Applicable	Credit Application Loan Program Info Disclosure Origination Appraisal Right of Rescission	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet disclosure & Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99096585	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,744.17	$1,941.75	9.100%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.684%	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	$94,025.49	3.375%	$833.54	08/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx, in the amount of xx, with xx, xx. with xx# xx xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx xxII which was recorded on xx/xx/xxxx.
xxis civil judgment against the borrower in the favor of xxd/b for the amount of $x,xxx.xx.which was recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is performing with loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and the next due date for payment is xx/xx/xxxx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxto the payment history as of xx/xx/xxxx, the borrower is performing with loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and the next due date for payment is xx/xx/xxxx. xxUPB reflected as per the payment history is in the amount of xx.
xxforeclosure was initiated in xxxx and file was referred to the xxon xx/xx/xxxx. xxdated xx/xx/xxxx states that complaint with the case # xx was filed on xx/xx/xxxx. xxper the final judgment of foreclosure dated xx/xx/xxxx xx final judgment was entered in the amount of xxand sale was schedule on xx/xx/xxxx. xxper the order granting plaintiff's motion to vacate foreclosure xx the foreclosure was dismissed without prejudice and the xxpendens was discharged on xx/xx/xxxx.
xxforeclosure is oh hold now due to active bankruptcy.
xxborrower xxA xxand xxhad filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxxx plan was confirmed on xx/xx/xxxx.
xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.
xxbankruptcy case is active.
xxcomments have been found regarding the property damage. xxis owner occupied and is in good condition.
xx: xxforeclosure was initiated in xxxx and file was referred to the xxon xx/xx/xxxx. xxdated xx/xx/xxxx states that complaint with the case # xx was filed on xx/xx/xxxx. xxper the final judgment of foreclosure dated xx/xx/xxxx xx final judgment was entered in the amount of xxand sale was schedule on xx/xx/xxxx. xxper the order granting plaintiff's motion to vacate foreclosure xx# xx the foreclosure was dismissed without prejudice and the xxpendens was discharged on xx/xx/xxxx.
xxforeclosure is on hold now due to active bankruptcy.
xx: xxborrower xxA xxand xxhad filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxxx plan was confirmed on xx/xx/xxxx.
xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxtrustees final report was filed on xx/xx/xxxx which shows that debtor has paid total amount of xxtowards the subject creditor.
xxbankruptcy case is active.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand lender xx, xx., the new modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxdeferred balance is xx. xxis no principal forgiven amount. xxof xxwill be due as a balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl x) "The Final TIL date xx/xx/xxxx and transaction date as per Note is xx/xx/xxxx.However, the Final TIL date is different from transaction date."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  x. Title Insurance Disclosure  x. Radon Gas Disclosure x. Insurance Sales Disclosure x. Anti-Coercion Notice"
* Operative index value is unable to confirm (Lvl x)     "The operative Index Value is unable to be confirmed from supportive documents available in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Discloser is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80663794	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.346%	300	xx	xx	HELOC	Fixed	Cash Out	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	12/25/2018	xx	Not Applicable	4.625%	$982.85	12/25/2018	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxAKA xxL xx, IV and lender xxof xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx xxV”.
xxis an active junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxof xx xxtwo active state tax liens against the borrower in the total amount of $ xxxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of xxof xx.
xxcombined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comment the subject property has been occupied by the owner and is in average condition.
xxper collection comment dated xx/xx/xxxx shows customer has been impacted by COVID and he received a deferral agreement which is first due date is xx/xx/xxxx. xxfurther information has been found in the latest xx  months servicing comments regarding covid.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically that began on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl x) "Borrower billing rights (RESPA) is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet disclosure and Disbursement disclosure are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77528291	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.49	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	Yes	MGIC	xx	25.000%	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	634	Not Applicable	48.461%	First	Final policy	Not Applicable	Not Applicable	07/01/2018	xx	$36,236.92	4.000%	$423.13	08/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxin the favor of xx which was recorded on xx/xx/xxxx. xxchain of assignment has been not been completed as currently the assignment is with xx, xx as it should be with xx xxIII. xxis a junior mortgage against the property in the amount of xxin the favor of xxwhich was recorded on xx/xx/xxxx. xxare no active judgments and liens against the borrower or the property. xxproperty taxes of the year xxxx are paid in the amount of $xxxx.xx. xxprior years taxes have been delinquent.	xxto the review of latest payment history as of xx/xx/xxxx, the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and current xxrate is x%. xxtape data reflects the current UPB as xx.	xx: xxto the review of latest collection comments as of xx/xx/xxxx, the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and current xxrate is x%. xxtape data reflects the current UPB as xx. xxforeclosure activity on record as the borrower is performing. xxborrower has not filed the bankruptcy. xxthat the borrower's income was not impacted by the xx-xx as the payment history shows the loan is performing. xxto the collection comments the property is in fair condition with no visible damages.
xx: xx: xx	xxloan was modified on xx/xx/xxxx. xxper the modification agreement the new modified principal balance is xxfrom which xx. xx, the xxbearing amount is xx. xxnew P&I is $xxx.xx and new interest rate is x%. xxfirst payment was begun on xx/xx/xxxx and xx/xx/xxxx will be the new maturity date.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8523481	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$630.64	9.500%	360	xx	xx	Conventional	ARM	Cash Out	74.257%	74.257%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.329%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxK xx (borrower) and (lender) xx, INC, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the xx/xx # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx, xx.
xxutility taxes for the year of xxxx are delinquent in the amount of $xxx.xx, which was due for xx/xx/xxxx having the good through date of xx/xx/xxxx.
 xxfirst and second installments of xxtaxes for the year of xxxx have been paid in the amount of $x,xxx.xx and $xxx.xx respectively. xxcurrent ownership is vested in the name of xxK. xx (borrower).
xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.	xx: xxreview of comment history shows that the borrower is current with the loan.
xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found. xxnext due date is for xx/xx/xxxx.

xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Operative index value is unable to confirm (Lvl x)     ""The operative index value is unable to be determined from the available loan files. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20217122	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$693.77	8.900%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.119%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxthe xxdated xx/xx/xxxx, the subject mortgage is in xst lien position. xxlatest assignment is to xx dated xx/xx/xxxx and recorded xx/xx/xxxx.
xxare no active judgments or liens found.
xxare x different parcel # xx with delinquent taxes totaling $x,xxx.xx as follows:
xx# xx reflects the xxxx xxtaxes are delinquent in the amount of $xxx.xx good through xx/xx/xxxx and the xxxx xxxst half taxes are past due in the amount of $xxx.xx also good through xx/xx/xxxx.
xx# xx reflects the xxxx xxtaxes are delinquent in the amount of $xxx.xx good through xx/xx/xxxx and the xxxx xxxst half taxes are past due in the amount of $xx.xx also good through xx/xx/xxxx.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for x month and next due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and was applied to the xx/xx/xxxx payment. xxcurrent UPB is not provided on the payment history however the tape reflects the balance is xx. xxthe xx, the payments are actually due on the xxth of each month.	xx: xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for x month and next due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and was applied to the xx/xx/xxxx payment. xxcurrent UPB is not provided on the payment history however the tape reflects the balance is xx. xxthe xx, the payments are actually due on the xxth of each month.
xxRFD was not provided in the servicing comments.  xxdated xx/xx/xxxx reflects the customer submitted an online covid-19 notification that states "I've been impacted, but I have the ability to make my monthly payment at this time."
xxhad filed bankruptcy dated on xx/xx/xxxx under chapter-x with case# xx  xxwas discharged on xx/xx/xxxx and was terminated xx/xx/xxxx.
xxservicing comments do not reflect any property damages.
xx: xx: xxhad filed bankruptcy dated on xx/xx/xxxx under chapter-x with case# xx xxwas discharged on xx/xx/xxxx and was terminated xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "ComplianceEase Exceptions Test failed the IN License Validation Test.
This loan failed the Indiana license validation test. (IN HEA xxxx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx) Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Risk Indicator is Moderate due to failing the Indiana license validation test."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69304320	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.09	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	78.891%	First	Final policy	Not Applicable	Not Applicable	07/01/2015	xx	Not Applicable	3.250%	$475.79	07/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx (borrower) and (lender) SMCLP LTD, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx xxannual installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. xxcurrent ownership is vested in the name of xxMcFarlane and xxL xx (borrower).

xxreview of payment history as of xx/xx/xxxx shows that the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $x,xxx.xx. xxcurrent UPB is reflected in the amount of xx.	xx: xxreview of comment history shows that the borrower is current with the loan. xxto the comments dated xx/xx/xxxx, the RFD was repairs to the property and no further details regarding this have been found. xxestimated repair amount or the current repair status is unable to be determined. xxcurrent occupancy is unable to be determined. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $x,xxx.xx. xxcurrent UPB is reflected in the amount of xx.
xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx between the lender xx, xx., and the borrower “xx”. xxper modified terms the borrower promises to pay the modified principal in the amount of xx. xxpayments were started from xx/xx/xxxx with the interest rate of x.xxx % and the P&I of $xxx.xx. xxnew maturity date is xx/xx/xxxx. xxmodification contains balloon provision to pay the amount of xx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "The final HUD-x is not signed by the borrower."	* DTI > xx% (Lvl x) "As per final loan application review the total income is $x,xxx.xx and the total debts are in the amount of $xxxx.xx so the DTI is greater than xx.xx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  x. Anti-Coercion Notice x. Title Insurance Disclosure x. Radon Gas Disclosure x. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33238442	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.77	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	49.699%	First	Final policy	Not Applicable	Not Applicable	02/01/2016	xx	Not Applicable	3.375%	$640.14	02/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlast assignment is from xxunited, xxunited to xx xxII which was recorded on xx/xx/xxxx.
xxare civil judgments against the borrower, "xx" in the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xxjudgment is in the favor of xxagainst xx, xx. for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis one hospital lien against the borrower, "xx" in the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year's delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxcurrent interest rate is x.xxx%. xxUPB as per tape data is xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxcurrent interest rate is x.xxx%. xxUPB as per tape data is xx. xxpost-closing bankruptcy details have not been found.
xxto document located at “xx" the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxfurther details have been found. xxloan was modified in xxxx. xxmodification agreement was made between the borrower, “xx” and the lender, “xx” on xx/xx/xxxx. xxmodified principal balance is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis no deferred and forgiven amount.
xxper the BPO report dated xx/xx/xxxx located at “xx”, the subject property is owner occupied and is in xxcondition. xxcomments were indicating damages and repairs to the subject property.

xx: xxto document located at “xx the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxfurther details have been found. xxloan was modified in xxxx. xxmodification agreement was made between the borrower, “xx” and the lender, “xx” on xx/xx/xxxx.
xx: xx	xxmodification agreement was made between the borrower, “xx” and the lender, “xx” on xx/xx/xxxx. xxmodified principal balance is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis no deferred and forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65964041	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$945.90	6.390%	360	xx	xx	Conventional	Fixed	Cash Out	76.455%	76.455%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	571	533	77.952%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the review of xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from xx, xx. xxto xx, xx. xx xxassignment should be with xx xxIII.

xxis one junior judgment against the borrower xxin the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxfirst and second installment combined taxes of the year xxxx/xxxx have been paid in the amount of $xxxx.xx.
xxprior years of delinquent taxes have been found.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxxx.xx. xxUPB as per tape data is xx.	xx: xxloan is performing. xxborrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxxx.xx. xxUPB as per tape data is xx.
xxloan has been modified. xx, modification agreement is missing.
xxdetails regarding the foreclosure and bankruptcy have not been found.
xxoccupancy of the subject property is unable to be determined. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xx	xxmodification agreement was made between “xx” and xx “xx, xx” on effective dated xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.xxis no deferred balance and no principal forgiven amount showing the modification agreement. xxwas modified into x steps. x) xx: xx, xx: x.xx %, P&I: $xxx.xx, xx: xx/xx/xxxx. x) xx: xxx, xx: x.xx %, P&I: $xxx.xx, xx: xx/xx/xxxx till maturity dated xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien prepaid finance charge test.
The loan has prepaid finance charges that exceed the greater of x% of the principal amount of the loan or $x,xxx.The loan data is $x,xxx.xx and comparison data is $x,xxx.xx; hence, the variance is +$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; Hence, the variance is -$xxx.xx."
* DTI > xx% (Lvl x)     "As per Final Application, the total monthly income is $xxxx.xx and expenses are $xxxx.xx. Hence, DTI is greater than xx%."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in Connecticut State. Below State Disclosures are missing from loan file;
x) Interest Rate Disclosure
x) Lock-In Agreement Disclosure
x) Payoff Statement Disclosure
x) Legal Representation Disclosure
x) Non-Prime HUD Contact Disclosure
x) Non-Prime Notice of Loan Terms Disclosure
x) Interim Financing Disclosure
x) Interim Financing Disclosure"
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28837315	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.76	9.490%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	37.748%	First	Final policy	Not Applicable	Not Applicable	03/15/2011	xx	Not Applicable	6.990%	$665.83	03/01/2011	Financial Hardship	xxper the review of xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from xx, xx., xxby xxto xx, xx. F/K/A xx, xx. to xx xxassignment should be with xx xxIII.
xxis one junior xxagainst the subject property originated on xx/xx/xxxx in the favor of xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxpriors of taxes have been paid.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxxx.xx. xxUPB as per tape data is xx.	xx:
xxloan is currently performing. xxborrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxxx.xx. xxUPB as per tape data is xx.
xxloan has been modified on xxxx.
xxdetails regarding the foreclosure and bankruptcy have not been found.
xxoccupancy of the subject property is unable to determine. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xx
xxstep modification agreement was signed between the borrowers xxG xx & xxand lender xx, xx. on xx/xx/xxxx. xxmodified principal balance is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the step interest rate of x.xxx% to x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Origination Appraisal	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Incorrect Property address on Note Document. (Lvl x) "The subject property address mentioned on Note and Mortgage is not consistent with the property address of tape data and Updated title report. As per Note the property address is “Road x Box xxx Township of Barnett, PA, xxxxx”. As per Updated title report address is “xxx Oliver Ln, Marienville, PA xxxxx”."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66966596	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,328.16	5.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.154%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx., and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is with the “xx REO xxII”I.
xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xst xxof xx, and it was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxhalf for the year of xxxx county taxes are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxhalf for the year of xxxx county taxes are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxany prior year taxes are delinquent as per updated title report.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxloan was not modified since origination.
xxborrower did not file bankruptcy yet.
xxforeclosure activity has not been found.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated hud-x and Itemization are missing from the loan files."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Washington. The following required State Disclosure is missing in the loan file.
x. Construction Lien Disclosure
x. Mortgage Loan Servicing Disclosure
x. Choice of Insurance Notice
x. Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4629215	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	04/13/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$656.93	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	xx	Not Applicable	4.375%	$451.94	08/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx, xx & xx. xxchain of assignment has been completed. xxactive judgments or liens have been found xxannual county taxes for the year xxxx have been paid in the amount of $ xxxx.xx. xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxof loan file and servicing comment shows that the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxevidence of post-closing BK or FC has been found.

xx:
xxper the comment dated xx/xx/xxxx, the subject property's roof was damaged, and the estimated cost of repair is xx. xxper the comment dated xx/xx/xxxx, the loss draft check was received from xx. in the amount of xx. xxper the comment dated xx/xx/xxxx, the photos showing all repairs to the roof are completed. xxdetails are not provided.
xxper the comment dated xx/xx/xxxx, the reason for default is the death of a family member.
xxper the comment dated xx/xx/xxxx, the servicer provided a x-month repayment plan to the borrower, and it begins from xx-xxxx.
xxper the comment dated xx/xx/xxxx, the FC was initiated on xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is xx. xxthe interest rate is x.xxx%. xxborrower promised to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan has been modified thrice since origination.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
x. Insurance Sales
x. Fair Housing Notice
x. Homeownership Protection Center Disclosures
x. Notice of Free Choice of Agent or Insurer
x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges For Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value
x. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,305.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24706451	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$751.74	9.790%	180	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	26.188%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2016	xx	$1,014.86	3.125%	$282.57	07/01/2016	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin the favor of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx xxIII.
xxis one junior mortgage which was recorded on xx/xx/xxxx under xx/xx# xx in the amount of xxin favor of xx.
xxactive judgments or lien have been found against the borrower or subject property xxcombined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is $x,xxx.xx.
xxloan has been modified once since origination.  xxmodification agreement was made on xx/xx/xxxx with xxbetween borrower “xxA xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report borrower did not file bankruptcy since from loan origination.
xxper comment dated xx/xx/xxxx the reason for default is curtailment of income.
xxper comment dated xx/xx/xxxx the borrower told that the house was affected by the storm with repairing shingles. xx, no further comments indicate that the damage has been repaired or not and the latest BPO report is not available to confirm the same.
xxproperty is owner occupied.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	xxloan has been modified once since origination. xxmodification agreement was made on xx/xx/xxxx with xxbetween borrower “xxA xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed TILA Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NC State and required State disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5291223	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,986.01	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	69.000%	69.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the xx-title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx, which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxcurrent assignment is with xx, xx, which was recorded on xx/xx/xxxx. xx, it should be with xx xxIII.
xxis an active mortgage prior to the subject mortgage, in the favor of xxand xx, A xx, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx.
xx, there is a junior mortgage against the subject property in the favor of xx, in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxsecond installment county taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected as per the tape of the payment history is in the amount of xx.	xx: xxper the collection comments as of xx/xx/xxxx, the loan is in collections.

xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected as per the tape of the payment history is in the amount of xx.
xxreason for default is curtailment of income.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.

xx: xx: xxborrower xxand xxhad filed the bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx and Variance: -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Finance Charge Test: FAIL, Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx and Variance: -$xxx.xx.
This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "As per Note, the origination date is x/xx/xxxx; however, as per HUD-x, the settlement date is x/x/xxxx."
																																																																																								* TIL not hand dated (Lvl x) "Truth in Lending is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96520207	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$593.78	7.990%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.790%	First	Final policy	Not Applicable	Not Applicable	02/01/2017	xx	Not Applicable	3.500%	$292.11	03/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx xxchain of assignment has not been completed. xx, the assignment is from xx, xx. to xx xxassignment should be with xx xxIII.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $ xxx.xx on xx/xx/xxxx.
xxprior years of delinquent taxes have been found.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent PxI is $xxx.xx and PITI is $xxx.xx. xxUPB as per tape data is xx.	xx: xxloan is currently performing. xxborrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent PxI is $xxx.xx and PITI is $xxx.xx. xxUPB as per tape data is xx.
xxloan has been modified on xx/xx/xxxx.
xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxlender filed POC on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $xxxx.xx. xxper the xx-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xxand the value of property is xx. xxper xx’s xxreport dated xx/xx/xxxx, the debtor had paid the principal in the amount of xxand the arrearages in the amount of $xxxx.xx to the creditor xx. xxper chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx per every two weeks. xxplan was confirmed on xx/xx/xxxx. xxdebtor and joint debtor were discharged on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.
xxdetails regarding the foreclosure have not been found.
xxoccupancy of the subject property is unable to determine. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxlender filed POC on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $xxxx.xx. xxper the xx-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xxand the value of property is xx. xxper xx’s xxreport dated xx/xx/xxxx, the debtor had paid the principal in the amount of xxand the arrearages in the amount of $xxxx.xx to the creditor xx. xxper chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxx per every two weeks. xxplan was confirmed on xx/xx/xxxx. xxdebtor and joint debtor were discharged on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.	xxloan modification agreement was made between borrower xx & xxand lender xx, xx. on xx/xx/xxxx. xxnew principal balance as per modification is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than x% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
The loan data is $x,xxx.xx and comparison data is $x,xxx.xx; hence, the variance is +$x,xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45405712	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$796.88	Unavailable	6.375%	360	xx	xx	Conventional	ARM	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.765%	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2018	xx	Not Applicable	4.250%	$458.27	06/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated in favor of “xx” on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with “xx xx xxin its xxas xxXIV xxinstead of the current assignee xx xxIII.

xxare x junior mortgages against the subject property as follow.
xxwas recorded on xx/xx/xxxx in the amount of xxin favor of xx xxwas recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxloan was modified twice since loan origination. xxlatest loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance is in the amount of xx. xxpromised to pay with interest rate starting at x.xxx % and P&I in the amount of $xxx.xx which had begun from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
xxto the PACER, the debtor's "xx-xx " had filed the bankruptcy under chapter-x with case # xx xx/xx/xxxx.
xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper voluntary petition borrower intends to surrender the collateral to the subject creditor xxof xx. xxthe creditor had filed the xxfor relief from xxon xx/xx/xxxx and it was granted on xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxlatest comment dated xx/xx/xxxx shows the reason for default is sickness and as per comment dated xx/xx/xxxx borrower stated that he will call to make last trail plan payment on xx/xx/xxxx. xxno further information has been found regarding the cause of illness of borrower. xxmight be due to xx-xx impact.
xxcomments have been found regarding foreclosure proceedings.
xxper BPO report dated xx/xx/xxxx which is located at “xx” the property required paint with estimated cost repair $x,xxx.xx. xxthe comment dated xx/xx/xxxx (loc# xx A_SPS xxvx.xlsx) reflects that the property had damages due to hurricane and insurance did not want to cover all the damages. xx, no further comments indicate that the damage has been repaired or not. xxsubject property is owner occupied.

xx: xx: xxto the PACER, the debtor's "xx-xx " had filed the bankruptcy under chapter-x with case # xx xx/xx/xxxx.
xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper voluntary petition borrower intends to surrender the collateral to the subject creditor xxof xx. xxthe creditor had filed the xxfor relief from xxon xx/xx/xxxx and it was granted on xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxloan was modified twice since loan origination. xxlatest loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance is in the amount of xx. xxpromised to pay with interest rate starting at x.xxx % and P&I in the amount of $xxx.xx which had begun from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance risk indicator is moderate due to TILA APR test fail.
Final TIL is missing from the loan file hence APR updated as x.xx%."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test:
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Required Loan program disclosure is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business form is missing in loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58552755	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$510.92	1.200%	360	xx	xx	Conventional	ARM	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.399%	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2011	xx	Not Applicable	2.000%	$683.90	04/01/2011	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx REO xxII.
xxis a junior mortgage originated on xx/xx/xxxx with lender xxF.S.B. and recorded on xx/xx/xxxx for the amount of xx.
xxare no active liens and judgments found against the borrower.
xxfor the year xxxx are paid in the amount of $xxxx.xx. xxprior delinquency has been found.
xxof the payment history provided as of xx/xx/xxxx reveals that borrower is delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx. xxnext due date is xx/xx/xxxx. xxUPB as of date xx/xx/xxxx reflects in the provided payment history tape is in the amount of xx.	xx: xxloan is currently is in active xx.
xxof the payment history provided as of xx/xx/xxxx reveals that borrower is delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx. xxnext due date is xx/xx/xxxx.  xxUPB as of date xx/xx/xxxx reflects in the provided payment history tape is in the amount of xx.
 xxforeclosure evidence has been found.
xxloan modification agreement was made between xxB xxand xx xx on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx which will get changed periodically that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxchange will be in x steps. xxfor xxis xx.
xxreason for default is unable to be determined. xxcomments have been found regarding the xx-xx.
xx, the occupancy is unable to be determined. xx, no comments have been found regarding the property damage or repair.

xx: xx: xxper the PACER report, the borrower xx, II had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxhas been confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx states the amount of secured claim is xxwith arrearage amount of $x,xxx.xx. xxof last filing is xx/xx/xxxx.xxchapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per month for the xx months.	xxloan modification agreement was made between xxB xxand xx, xx on xx/xx/xxxx with the new modified unpaid principal balance xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx which will get changed periodically that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxchange will be in x steps. xxfor xxis xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20216521	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.01	9.640%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	60.338%	First	Final policy	Not Applicable	Not Applicable	01/01/2017	xx	Not Applicable	3.500%	$302.61	02/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx xxIII.
x. xxis an active senior xxagainst the property in the amount of xxwhich was recorded on xx/xx/xxxx in favor of "xx, xx.".
x. xxis an active junior xxagainst xxr xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.
xxcombined taxes for xxxx have been paid off in amount of $xxx.xx.
xxprior delinquent taxes have been found.	xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for more than x xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. xxtape data of payment history as of xx/xx/xxxx reflects current unpaid principal balance is in the amount of xx.	xx: xx:
x. xxHistories_Pool A_SPS xxvx.xlsx
x.  xxHistories_Pool A_SPS xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxloan has been in delinquency for more than x xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I is $xxx.xx which was applied for the due date of xx/xx/xxxx. xxtape data of payment history as of xx/xx/xxxx reflects current unpaid principal balance is in the amount of xx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report borrower did not file bankruptcy since loan origination.
xxreason for default is loss of income.
xxper BPO report xx dated xx/xx/xxxx, the subject property is occupied by owner and no visible damages are found.
 xxper comment dated xx/xx/xxxx, the customer has been impacted by covid-19 and loss income. xxstated that he has been working reduced hours since xxand is having a hard time keeping up with payment due to covid-19 situation. xxrepayment plan was sent. xxlatest comment dated xx/xx/xxxx shows that covid-19 forbearance plan email was sent. xxfurther details have been found. xxevidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx % beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxloan was modified in xxxx (xx)
xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to the following factor:
x. This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

x. This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x. This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test Failed due to,

x. This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

x. This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x. This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* DTI > xx% (Lvl x)     "As per final application, monthly expenses are $x,xxx.xx and borrower's income is $x,xxx.xx. Therefore DTI is greater than xx%."
																																																																																								* GSE Points and Fees Test Violations (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92316678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,221.07	8.990%	360	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	68.098%	First	Preliminary title policy	Not Applicable	Not Applicable	12/30/2010	xx	Not Applicable	5.000%	$1,474.90	03/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx., A xxfor the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of the assignment has not been completed. xx, the assignment of mortgage is with FRPA xxwhich was recorded on xx/xx/xxxx.xxlast assignment should be with xx xxII.
xxare three state tax liens against the borrower, “xx: xx, xx” in the favor of xxof xxof xxof the xxof xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.

xxare three certificates of state tax liens against the borrower in the favor of xx, xxof the xxof xxand xx, xxof the xxof xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.

xxare four civil judgments against the borrower, “xx, xxC. xx, and xx”.
xxjudgment was in the favor of xxof xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx; second judgment is in the favor of xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx, third judgment is in the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx, and fourth judgment was in the favor of xx., a xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxare two child support liens against the borrower, “xx” in the favor of xxof xxand xxof xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.

xxto document located at xx there is notice of pendency with the case# xx under state of xxhealth and safety code section xxxxx, against the subject property in the favor of xxof xxfor service fees on the subject parcel listed and such charges which was recorded on xx/xx/xxxx. xxof service fees has not been mentioned on the supportive document.

xxannual taxes for the year of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. xxUPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx.xxpayment for the due date of xx/xx/xxxx has been reversed on xx/xx/xxxx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. xxUPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx.xxpayment for the due date of xx/xx/xxxx has been reversed on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx between the borrower, “xxand xx” and the lender, “xx, xx”. xxnew modified principal balance as per modification is in the amount of xxand the borrower promises to pay P&I in the amount of $x,xxx.xx with interest rate starting at x.xxx% beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxprior modification was done on xx/xx/xxxx. xxborrower xxhad filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected as xx. xx's final report was filed on xx/xx/xxxx.
xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxto comment dated xx/xx/xxxx, the borrower has been impacted by the covid-19. xxborrower was out of job. xxcomment dated xx/xx/xxxx states that the borrower had received a deferral which was starts from the payment of xx/xx/xxxx. xxsubsequent two monthly payments will be deferred. xxcomment dated xx/xx/xxxx states that the deferral has been completed. xxto seller’s tape data, the borrower has agreed to a xxFB with the deferral start date of xx/xx/xxxx and deferral plan next due date of xx/xx/xxxx with the deferred amount of $ x,xxx.xx. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xxborrower xxhad filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected as xx. xx's final report was filed on xx/xx/xxxx.
xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxmodification agreement was made on xx/xx/xxxx between the borrower, “xxand xx” and the lender, “xx, xx”. xxnew modified principal balance as per modification is in the amount of xxand the borrower promises to pay P&I in the amount of $x,xxx.xx with interest rate starting at x.xxx% beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxprior modification was done on xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* DTI > xx% (Lvl x) "According to final loan application dated xx/xx/xxxx, the total monthly income is $xx,xxx.xx and the total monthly expenses are $xx,xxx.xx. Hence, DTI is greater than xx% which is xx.xxx%"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx/xx/xxxx. However, according to final HUD-x, the settlement date is xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46466479	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,026.37	8.228%	360	xx	xx	Conventional	Fixed	Purchase	87.253%	87.253%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	549	Not Applicable	130.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed.
xxare two state tax lien against the borrower in the amount of  xxwhich was recorded on xx/xx/xxxx in favor of xxof xxand the second state tax is in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxof xx.
xxcurrent taxes due is $xxx.xx.
xxprior years delinquent taxes have been found pending.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on x/x/xxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/xxxx. xxbankruptcy has been filed by borrower. xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on x/x/xxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.
xxreason for default is illness of borrower in latest collection comments. xxper collection comment dated. xxper the latest BPO report dated xx/xx/xxxx, the subject property is owner occupied and is in an average condition and there is no damage & repairs have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is "Moderate", due to
TILA APR Test:
TILA Finance Charge Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for
TILA APR Test:
The loan data is x.xxx%, the comparison data is x.xxx%, and the variance is -x.xxx%.
(This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.)

TILA Finance Charge Test:
The loan data is $xxx,xxx.xx, the comparison data is $xxx,xxx.xx, and the variance is -$xx,xxx.xx.
(This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.)"
* DTI > xx% (Lvl x)     "Final application docs show the value, the total income of borrower is $x,xxx.xx and total debt is $x,xxx.xx. So, the DTI is greater than the xx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "The Final TIL is not hand dated."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
402103	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,893.57	6.000%	360	xx	xx	FHA	Fixed	Purchase	98.698%	98.698%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.457%	First	Final policy	Not Applicable	Not Applicable	04/20/2013	xx	Not Applicable	3.750%	$1,484.59	05/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender xx.
xxlast assignment has not been completed. xxlast assignment is with xxwhich was recorded on xx/xx/xxxx.xxcurrent assignment is with xx xxV.
xxare multiple active xxshowing against the borrower xxdue to common name resulting many state tax liens in favor of "xxof xx" unable to be determined the actual liens against the borrower and the amount of lien.
xxare multiple active IRS xxshowing against the borrower xxdue to common name resulting many IRS tax liens in favor of xx, unable to be determined the actual liens against the borrower and the amount of lien.
xxare multiple active xxshowing against the borrower xxdue to common name resulting many judgments, unable to be determined the actual liens against the borrower and the amount of lien.

xxtaxes for the year of xxxx have been paid in the amount $x,xxx.x.
xxto the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in xxand next due date for the payment is xx/xx/xxxx.
xxto the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx.xxwent on hold on xx/xx/xxxx due to bankruptcy. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxborrower xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan confirmed on xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the arrearage amount is xx. xxcase was dismissed on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxout of which $x.xxxx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx % beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This is FHA loan. The LTV is xx.xxx% and hence MI certificate is required which is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in California State. The following state disclosures are missing from the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The final HUD-x shows the settlement date as xx/xx/xxxx which is different than the note date. However, the note date is xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15082466	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,289.31	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	74.786%	74.786%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.829%	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	5.000%	$730.17	07/01/2018	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xxand lender xx, xx, which was recorded on xx/xx/xxxx. xxchain of assignment is currently with the “xx, solely in its capacity as xxof xx” instead of “xx loan xx”.
xxis an active junior mortgage dated xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx under instrument # xx in favor of xx.
xxis an active xxagainst the subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx, xx.
xxcounty tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxinformation has been found regarding the xx, xxand xxof xxin the available collection comments.
xxinformation has been found regarding xxFB trial plain in the available servicing comments.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed due to TILA APR Test.
TILA APR Test shows that the Loan data is x.xxx% and comparison data is x.xxx%. Hence the variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR not executed by the borrowers nor hand date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76276623	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.387%	300	xx	xx	HELOC	Revolving	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	5.000%	$1,473.07	09/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxof xx, NA for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxlast assignment is with xx  which was recorded on xx/xx/xxxx.

xxis one junior mortgage against the subject property originated on xx/xx/xxxx in the favor of xxfor the amount of xxwhich was recorded on xx/xx/xxxx.

xxis one IRS lien against the borrower, “xx” in the favor of xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxare four state tax liens against the borrower, xxand xxfor the total amount of xx in the favor of xxof xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx respectively.

xxis one civil judgment against the borrower, “xx” in the favor of xxof xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxinstallment of combined annual taxes is delinquent in the amount of $xxxx.xx which was due on xx/xx/xxxx. xxtaxes are good through till xx/xx/xxxx.
xxinstallment of utilities taxes is due in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is in the amount of $x,xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is in the amount of $x,xxx.xx. xxto document located at “xxxxx.pdf pg# xx the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx with case# xx xxof settlement was filed on xx/xx/xxxx. xxfile was put on hold due to original assignment. xxto comment dated xx/xx/xxxx, the trial plan was approved which was due from xx/xx/xxxx for the amount of $xxxx.xx. xxcomment dated xx/xx/xxxx states that the loan has been modified. xxhad confirmed the foreclosure file has been closed. xxto document located at “xxxxx.pdf pg# xx order for foreclosure dismissal was filed on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxpromises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the borrower has been impacted by COVID xx. xxcomment dated xx/xx/xxxx states that the borrower had received deferral agreement which was starts from xx/xx/xxxx payment. xxsubsequent two payments will be deferred. xxcomment dated xx/xx/xxxx states that deferral has been completed. xxseller tape data, the borrower has agreed to a xxFB with the deferral start date of xx/xx/xxxx and deferral plan next due date of xx-xx-xxxx with the deferred amount of $x,xxx.xx.
xx: xxto document located at “xxxxx.pdf pg# xx the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx with case# xx xxof settlement was filed on xx/xx/xxxx. xxfile was put on hold due to original assignment. xxto comment dated xx/xx/xxxx, the trial plan was approved which was due from xx/xx/xxxx for the amount of $xxxx.xx. xxcomment dated xx/xx/xxxx states that the loan has been modified. xxhad confirmed the foreclosure file has been closed. xxto document located at “xxxxx.pdf pg# xx order for foreclosure dismissal was filed on xx/xx/xxxx.
xx: xx	xxmodification agreement was made between the borrower, "xx" and the lender, "xx, xx." on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxpromises to pay P&I in the amount of $x,xxx.xx with the modified interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from New Jersey State which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated Hud-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Missing Credit Report"
* Missing Required Disclosures (Lvl x)     "List of Settlement Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12175890	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	11/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.000%	300	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of ‘xxof xxN.A.’ which was recorded on xx/xx/xxxx under xx/xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with xx xxV.
x. xxis civil judgment against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of xx

x. xxis civil judgment against the borrower in amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx, xx.

x. xxis civil judgment against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of xxII, LLC.

x. xxare child support liens against the borrower in the favor of xxof xx.

x. xxis state tax lien against the borrower in amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xxof the xxof xx’. SSN mentioned on document is not matched with borrower's SSN# xx xxcombined taxes for xxxx have been paid off in amount of $x,xxx.xx.
xxprior delinquent taxes have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.	xx: xx:
x. xxHistories_Pool B_SPS xxvx.xlsx
x. xx- xxB_SPS.xlsx
x. xxHistories_Pool B_SPS xx.xlsx

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxper tape data as of xx/xx/xxxx, the current unpaid principal balance is in the amount of xx.
xxproperty is owner occupied. xxvisible damages/repairs have been found in xx months collection comments.
xxcomments have been found regarding foreclosure proceedings and bankruptcy case in available collection comments.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxcomment dated xx/xx/xxxx shows that reason for default is curtailment of income.
xxper BPO report xx dated xx/xx/xxxx, the subject property is occupied by owner and no visible damages have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The HUD-x statement is missing in the loan file. The fee itemization and estimated HUD-x is also missing in the loan file."
* Missing Required Disclosures (Lvl x) "Disbursement sheet for HELOC loan is missing from the loan file."	* Application Missing (Lvl x) "The loan application is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl x)     "Credit Report Is Missing"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3858548	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	5.550%	300	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	11/22/2002	xx	Not Applicable	Unavailable	Unavailable	11/22/2002	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxL xxD xx, (borrower) and (lender) xxof xx, in the amount of xx. xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxxx / xxx.
xxchain of the assignment has been completed. xxcurrent assignment is with xx .
xxis a state tax lien active against the borrower in the amount of $xxx.xx in favor of xx, xxof xxof xx, which was recorded on xx/xx/xxxx.
xxannual installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. xxcurrent ownership is vested in the name of xxL xx (borrower).
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and an interest rate of x.xxx %. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.	xx: xxservicing comments and documents in file reveal that loan is in collection.
xxborrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and an interest rate of x.xxx %. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.
xxborrower xxL had filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxprevious chapter xx plan was confirmed on xx/xx/xxxx.  xxchapter xx plan was converted in to the chapter x on xx/xx/xxxx. xxPOC was filed by xxof xxN.A with the amount of claim is xxand amount of arrearage is xxunder the chapter xx plan. xxdebtor was discharged from the bankruptcy on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

xxto determine the reason for default.
xxborrower intends to keep the property. xxto determine the subject property type and there are no comments found related to the subject property condition.

xx: xxforeclosure process was initiated and the file was referred to an attorney. xxcomplaint was filed on xx/xx/xxxx. xxfurther details have been found.
xx: xxto PACER, xxL had filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxprevious chapter xx plan was confirmed on xx/xx/xxxx. xxchapter xx plan was converted in to the chapter x on xx/xx/xxxx. xxPOC was filed by xxof xxN.A with the amount of claim is xxand amount of arrearage is xxunder the chapter xx plan. xxdebtor was discharged from the bankruptcy on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxto the fixed modification, the loan was modified on xx/xx/xxxx between the borrower xxL xxand xxD xx. xxnew modified principal balance as per modification is in the amount of $ xx. xxmaturity date is xx/xx/xxxx. xxP&I and interest rate are not available. xxis no principal forgiven amount and deferred balance.

Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl x)     "Credit Report  Is Missing"
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
x. Anti-Coercion Notice
x.Radon Gas Disclosure
x.Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61236690	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.250%	300	xx	xx	HELOC	ARM	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/01/2019	xx	$575.07	4.990%	$575.07	07/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxof xx, recorded in xx# xx xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment is with xx xxV which was recorded on xx/xx/xxxx.
xxmortgages, liens, and judgments are as follows:
xxare a total of x senior liens against the subject property which were recorded on a different date with the total amount of $xxx.xx. xxfirst four are in the favor of the xxof xxwhich were recorded on different dates xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx respectively and fifth in the favor of xxwhich was recorded on xx/xx/xxxx; however, the amount of the fifth lien amount was not given in the document.
xxis an active civil judgment against the borrower xxS. xxwhich was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of the xx.
xxxxxx county annual taxes have been delinquent total in the amount of $x,xxx.xx which were good through on xx/xx/xxxx and first and second installment county taxes have been delinquent total in the amount of $x,xxx.xx which were good through on xx/xx/xxxx. xxtotal delinquent taxes are in the amount of $x,xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and the current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan was modified on xx/xx/xxxx with the modified principal balance xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxto determine the occupancy and current condition of the subject property from the available servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower xxJR and xxand the lender xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once. xxmodification contains the balloon provision in the amount of $xxx.xx.	Credit Application Credit Report Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "The “Bill of Rights for HELOCs” is located at “xxxxxxxxxx_Note-xxxxxxxxxefxxxbd.pdf pg# xx and the following required documents are missing from the loan file.
x. HELOC booklet.
x. Disbursement sheet/Fees sheet/ Fee statement."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at California state. The following required state disclosures are missing from the loan file. x.Impound Account Disclosure x. Cosigner Notice x. Private Mortgage Insurance Disclosure x. Hazard Insurance Disclosure x. Insurer RecommendationDisclosure x. CA Fair Lending Notice x. Anti-Tying Disclosure x. Privacy Notice x. Notice of Right to Copy of Appraisal xx. Application for Credit-Married Persons xx. Fair Debt Collection Notice xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Document is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69848776	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.636%	624	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/01/2019	xx	Not Applicable	4.470%	$490.36	08/01/2019	Financial Hardship	xxto the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxwhich was recorded on xx/xx/xxxx and the xx# xx xxchain of assignment has been completed. xx, the assignment is from xxof xx to xx xxVI which was recorded on xx/xx/xxxx.
xx, any active liens and judgments have been found.
xxinstallment county taxes for the year of xxxx-xx have been paid in the amount of $xxx.xx.
xxinstallment county taxes for the year of xxxx-xx have been paid in the amount of $xxx.xx.
xx, any prior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.	xx: xxloan current status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.
xxloan was modified on xx/xx/xxxx between the borrower xxand lender xx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx.  xx, the foreclosure was put on hold due to loss mitigation. xx, any further details have been found regarding foreclosure.
xxborrower did not filed bankruptcy yet.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.

xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx.  xx, the foreclosure was put on hold due to loss mitigation. xx, any further details have been found regarding foreclosure.
xx: xx	xxloan was modified on xx/xx/xxxx between the borrower xxand lender xx. xxper the modified terms, the new principal balance is xx. xxborrower has promises to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Required Disclosures (Lvl x) "Disbursement sheet for HELOC loan is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file. x. Impound Account Disclosure x. Cosigner Notice x. Private Mortgage Insurance Disclosure x. Earthquake Disclosure for Condominiums x. Hazard Insurance Disclosure x. Insurer RecommendationDisclosure x. CA Fair Lending Notice x. Anti-Tying Disclosure x. Privacy Notice xx. Notice of Right to Copy of Appraisal xx. Application for Credit-Married Persons xx. Fair Debt Collection Notice xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46240636	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.750%	120	xx	xx	HELOC	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/01/2019	xx	Not Applicable	5.000%	$383.97	06/01/2019	Financial Hardship	xxdated xx/xx/xxxx reflects the subject mortgage originated with xxNA in the amount of $xxk dated xx/xx/xxxx and recorded xx/xx/xxxx. xxthe title searcher, there is a xx, xxerror in xx (xxlegal description references "xxx, xxxx" whereas the xxreferences, "xxx, xxxx").
xxchain of assignment is not complete due to a break in the chain.  xxof xx, xxby merger to LaSalle xxNA assigned to xx  on xx/xx/xxxx and recorded xx/xx/xxxx however they also assigned to xx xxV on xx/xx/xxxx and recorded xx/xx/xxxx.
xxtitle searcher noted a possible senior non-mortgage lien recorded.  xxthe xxand xxsection, there is a xxof xx, xx, xxand xxon the land (xx (xx)) recorded xx/xx/xxxx however it shows $x amount.  xxdocument was located on page xx under the xx.  xxproperty is located in xxwhich is a xxunder the xx.
xxis $x,xxx.xx.
xxxxxx xxxst half taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxpayment history as of xx/xx/xxxx reflects the borrower is current with the loan and next due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the xx/xx/xxxx payment. xxUPB is not provided on the payment history. xxtape data reflects the UPB is xx. xxP&I is $xxx.xx and the interest rate reflects x%.	xx: xxpayment history as of xx/xx/xxxx reflects the borrower is current with the loan and next due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the xx/xx/xxxx payment. xxUPB is not provided on the payment history. xxtape data reflects the UPB is xx. xxcurrent P&I is $xxx.xx and the interest rate reflects x%.
xxloan has been modified at least twice since origination; on xx/xx/xxxx with the latest loan modification agreement on xx/xx/xxxx, between the (borrower) xxand the (lender) xx, xx.  xxper the modified terms, the new unpaid principal balance is xxwhere the borrower promises to pay a fixed interest rate of x% with the modified P&I of $xxx.xx beginning xx/xx/xxxx until the new maturity date of xx/xx/xxxx.
xxreview of comment history shows the borrower is current with the loan. xxprior reason for default was curtailment of income.  xxdated xx/xx/xxxx reflects the borrower receives xxand xx; total monthly gross income reflects $x,xxx.xx.
xxto comment history dated xx/xx/xxxx, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/xxxx.  xxloan was in xxprior to the latest loan modification being completed xx months prior to this review.  xxborrower has since remained current on the loan.
xxthe servicing comments, the property is owner occupied and no damages were mentioned.
xx: xxto comment history dated xx/xx/xxxx, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/xxxx.  xxloan was modified on xx/xx/xxxx which brought the loan current.  xxloan was in xxprior to the latest loan modification being completed xx months prior to this review.  xxborrower has since remained current on the loan.
xx: xx	xxloan has been modified at least twice since origination; on xx/xx/xxxx with the latest loan modification agreement on xx/xx/xxxx, between the (borrower) xxand the (lender) xx, xx. xxper the modified terms, the new unpaid principal balance is xxwhere the borrower promises to pay a fixed interest rate of x% with the modified P&I of $xxx.xx beginning xx/xx/xxxx until the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet is missing from the loan file."	* Application Missing (Lvl x) "Both the Initial and Final Loan Applications are missing from the loan file. Additionally, the file does not contain a HUD or TIL. The Note is a HELOC."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial Escrow Account Disclosure not found in the loan files."
* Missing Appraisal (Lvl x)     "The Appraisal from origination was not provided in the loan file.  The Note at origination is a HELOC."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53140990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.990%	300	xx	xx	HELOC	ARM	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xxof xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxare four judgments which is in the total amount of xxrecorded on different date.
annual county taxes of xxxx-xx are delinquent in the amount of $x,xxx.xx with the good though date xx/xx/xxxx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%. xxrate will be change under the terms of xx.	xx: xxcurrently is in bankruptcy. xxpayment history as of xx/xx/xxxx, shows that loan has been delinquent for x months and the UPB as of the data is in the amount of xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%. xxrate will be change under the terms of xx-xx. (xx).
xxevidences are available in the latest xx months servicing comments regarding xx.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19797885	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.250%	300	xx	xx	HELOC	ARM	Cash Out	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/01/2019	xx	Not Applicable	5.000%	$268.32	08/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx. xxname is xxof xx; N.A. amount of mortgage is xx. xxare two junior civil judgments found open, first in the amount of xxrecorded on xx/xx/xxxx in favor of xx and second in the amount of $x,xxx.xx recorded on xx/xx/xxxx in favor of xx. xxtax information is provided in the title report.	xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB is not stated in the payment history, as per tape data is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.	xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty has been occupied by the owner himself.
xxBPO report dated xx/xx/xxxx (xx-xxxxxxxxxx_BPO-xxxxxxxxaxbxxxcx) states that there is exterior paint and wood repairs. xxrecommended repairs are in the amount of $x,xxx. xxcomment history does not show any evidence about the current status of repairs.
xxnext due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xxwas ixnitiated by referring the file to attorney on xx/xx/xxxx and foreclosure complaint was filed on xx/xx/xxxx. xxforeclosure activity has been put on hold because the loan got modified on xx/xx/xxxx. xxthe loan is performing.
xx: xx	xxmodification agreement was done on xx/xx/xxxx, between the (borrower) xx & xxof xxIII and the (lender) xx, INC. xxreason for modification is financial hardship. xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x% with the modified P&I of $xxx.xx. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxis no deferred balance has been stated.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Disclosure is missing in the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. x. Lead-Based Paint Disclosure x. Mortgage Loan Application Disclosure x. Carbon Monoxide Alarms x. MA Smoke Detector Certificate x. Notice of the Specific Reason for Denial of Credit x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56975516	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	Unavailable	7.490%	299	xx	xx	HELOC	ARM	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2019	xx	$378.80	4.740%	$1,093.90	03/01/2019	Financial Hardship	xxper updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is from xxof xx to xx xxVI which was recorded on xx/xx/xxxx.
xxis a junior mortgage against the subject property in the favor of xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and the property.
xxcombined taxes for the year of xxxx have been paid total in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in xxand next due date for the payment is xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xxper the review of the servicing comments, the foreclosure was initiated in xxxx. xxforeclosure file was referred to an attorney on xx/xx/xxxx. xxnotice of default located at  xx was filed on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the xxredemption was expired on xx/xx/xxxx. xxcomment dated xx/xx/xxxx reveals that the foreclosure sale was on xx/xx/xxxx; however, the foreclosure file was put on hold as the borrower referred to the loss mitigation program.
xx: xxto the PACER report, the borrower  “xx” had filed for bankruptcy under xx-x with case# xx xx/xx/xxxx. xxcomment has been found indicating a cram-down. xxreaffirmation agreement was filed on xx/xx/xxxx with reaffirmed amount of xxfor the next xxx with the fixed rate of interest x.xx%. xxdebtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx.

xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx, xx.”. xxborrower promises to make a monthly payment of $x,xxx.xx with the rate of interest x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx. xxlender deferred the other amount total in the amount of $xxx.xx .	Affiliated Business Disclosure ARM Rider Credit Application Credit Report Missing Disclosures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Missing Required Disclosures (Lvl x) "The following required documents are missing from the loan file. x. HELOC booklet. x. Disbursement sheet/Fees sheet/ Fee statement."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at California state. The following require state disclosures are missing from the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53377160	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,086.95	9.390%	300	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	5.000%	$994.74	09/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xxof xx xxchain of assignment has been completed. xx, the mortgage is with xx xxVI which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of xxin favor of xx xxxst installment of the county jurisdiction tax of xxxx is delinquent in the amount of $xxxx.xx due date xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxlatest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xx, xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form document is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50632325	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.05	9.500%	360	xx	xx	Conventional	ARM	Purchase	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.177%	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	$21,011.85	4.875%	$990.60	10/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxxx(R) xx (SM) recorded in xx# xx xx/xx# xx xxxx / xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx REO
xxIII recorded on xx/xx/xxxx with xx# xx xx/xx# xx xxxx / xxx.
xxactive mortgages, liens, and judgments have been found.
xxprior year delinquent taxes have been found. xxtaxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payment and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent loan status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with loan payment and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan was modified on xx/xx/xxxx between the borrower “xxand xx” and lender xx, xx. xxnew modified principal balance as per modification is in the amount of xxof which interest-bearing amount is xxand the deferred balance is xx. xxmodified interest rate is x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the reason for default is medical issues. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xxper the review of collection comments, the foreclosure was initiated in xxxx. xxfile was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxforeclosure was placed on hold on xx/xx/xxxx due to loan modification. xxforeclosure file was closed as the loan was modified effective xx/xx/xxxx.
xx: xx	xxloan was modified on xx/xx/xxxx between the borrower “xxand xx” and lender xx, xx. xxnew modified principal balance as per modification is in the amount of xxof which interest-bearing amount is xxand the deferred balance is xx. xxmodified interest rate is x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.

Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on x/x/xxxx. The Lost Note Affidavit is located at "xxxxxxxxxx_Collateral File Documents-xxxxxxxxaxxexcda Pg# xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value at the time of origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71970688	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$543.00	5.490%	300	xx	xx	HELOC	ARM	Not Applicable	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	03/01/2019	xx	Not Applicable	4.625%	$477.50	04/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xxof xx, NA.
xxchain of assignment has been completed. xx, the assignment is with xx xxIII which was recorded on xx/xx/xxxx.
xxis no judgment/lien has been found against the borrower/property.
xxannual county taxes for xxxx have been paid in full in the amount of $xxxx.xx on xx/xx/xxxx.
 xxdelinquent taxes have been found for the prior years.
xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the loan is currently in xx. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.
xxborrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor shall pay $xxx per month for the period of xx months. xxproof of claim was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx.
xxto servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxsale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxsale was scheduled for xx/xx/xxxx. xx, as per comment dated xx/xx/xxxx, the foreclosure file has been closed due to reinstatement.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.

xx: xxto servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxsale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxsale was scheduled for xx/xx/xxxx. xx, as per comment dated xx/xx/xxxx, the foreclosure file has been closed due to reinstatement.
xx: xxborrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor shall pay $xxx per month for the period of xx months. xxproof of claim was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.	Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Information Booklet is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																																																																																								* Operative index value is unable to confirm (Lvl x) "The operative index value is unable to be determined from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38043017	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.60	7.875%	360	xx	xx	Conventional	Fixed	Purchase	96.972%	96.972%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	59.085%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxare two junior mortgages against subject property which is in the total amount of xx.
xxcounty taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. xxlast payment was received in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. xxlast payment was received in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx. xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and POC was filed on xx/xx/xxxx with the secured claim amount xxand an arrearage in the amount of xx. xxplan chapter-xx plan was confirmed on xx/xx/xxxx. xxto the trustee's final report dated xx/xx/xx the debtor has paid arrearage in the amount of xxto “xxINC " xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and POC was filed on xx/xx/xxxx with the secured claim amount xxand an arrearage in the amount of xx. xxplan chapter-xx plan was confirmed on xx/xx/xxxx. xxto the trustee's final report dated xx/xx/xx the debtor has paid arrearage in the amount of xxto “xxINC " xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not sign by borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data  $xxx,xxx.xx, Comparison Data $xxx,xxx.xx, Variance $xxx,xxx.xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing"	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59826778	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.250%	60	xx	xx	HELOC	Revolving	Cash Out	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxof xx of which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed. xx, the mortgage is with xx , as xxfor xx .
xxis a junior mortgage open against the subject property in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a civil judgment open against the borrower in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxcombined taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney on xx/xx/xxxx. xxwas put on hold due loan modification on x/xx/xx/xxxx. xxhold was ended on xx/xx/xxxx and forbearance hold was ended on xx/xx/xxxx. xxdated xx/xx/xxxx states that the foreclosure was closed due loan reinstated.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.

xx: xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney on xx/xx/xxxx. xxwas put on hold due loan modification on x/xx/xx/xxxx. xxhold was ended on xx/xx/xxxx and forbearance hold was ended on xx/xx/xxxx. xxdated xx/xx/xxxx states that the foreclosure was closed due loan reinstated.

xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl x)     "Following HELOC disclosures are missing from the loan file.
Disbursement sheet/Fees sheet/ Fee statement
HELOC booklet"	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49064248	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	05/08/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.65	5.875%	360	xx	xx	FHA	Fixed	Purchase	98.454%	98.454%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/01/2019	xx	Not Applicable	5.000%	$897.62	04/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, DBA xx, a xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xx, the mortgage assignment is with xx. xxshould be with xx xxII.
xxis a junior mortgage open against the subject property in favor of xx, a public instrumentality and a political subdivision of the xxof xxin the amount of x,xxx.xx which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxand second county taxes of xxxx have been paid in the total amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.x%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx  in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.x%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.
xxper the latest comment dated xx/xx/xxxx, borrower has been impacted by COVID and received a deferral beginning with the xx/xx/xxxx payment. xxsubsequent two monthly payments will be deferred in the month they become due. xxCOVIDxx xxfor xxwas completed on xx/xx/xxxx. xxfurther details has been found.

xx:-
xxper the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.
xx: xx: xx	xxloan was modified between the borrower and lender on xx/xx/xxxx with the new modified principal balance of xx. xxthe modification agreement the borrower promises to pay P&I $xxx.xx with the interest rate of x.xx%. xxfirst payment was begun on xx/xx/xxxx and xx/xx/xxxx will be the new maturity date. xxto this the loan was modified in xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl x)     "The loan was originated on x/xx/xxxx as FHA. Final xxxx show MI fess is $xx.xx. Final HUD-x does not show MI fee. The required MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per HUD-x settlement date is x/xx/xxxx and the note date is x/x/xxxx. However, the settlement date is different from note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2370357	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,457.07	7.500%	360	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Full Documentation	Yes	PMI	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2020	xx	$36,497.51	4.125%	$1,482.28	03/01/2020	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx & xx. which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx xxII.
xxare no active liens and judgments.
xxannual county taxes for the year of xxxx are paid in the amount of $x,xxx.xx.
xxannual school taxes for the year of xxxx are paid in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history in the amount of xx.	xx: xxper the servicing comments as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx. xxpayment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxwas initiated in xxxx. xxwas referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold on xx/xx/xxxx for loss mitigation.
xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxamount is xx. xxinterest bearing amount is xx. xxloan was modified once.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcomment found stating that the borrowers income is impacted due to xx-xx.

xx: xxwas initiated in xxxx. xxwas referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold on xx/xx/xxxx for loss mitigation.
xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxamount is xx. xxinterest bearing amount is xx. xxloan was modified once.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88666050	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.66	11.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/12/2019	xx	Not Applicable	5.000%	$619.32	01/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed as the current assignee is xx REO xx-III. xxis one junior UCC lien on the subject property which was recorded on xx/xx/xxxx, no amount has been mentioned. xxxx combined annual taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx. xxUPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data.	xx: xxof loan file and servicing comment shows that the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx. xxUPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage amount of $x,xxx.xx. xx, the xxwas dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxintention is to retain the property.  xxevidence of damage or repair on subject property has been found. xxseems property is in good condition.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage amount of $x,xxx.xx. xx, the xxwas dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl.	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase TILA Test Failed (Lvl x)     "The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is missing"	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94643052	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$557.11	11.000%	360	xx	xx	Conventional	Fixed	Purchase	124.468%	124.468%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	$18,659.43	3.500%	$179.13	11/01/2017	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated by borrower “xxand xxA. xx” in favor of “xx & xxof xx, L.L.C.,” on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx, xxand xxinstead of the current assignee xx xxIII.

xxsubject mortgage is at second lien position as there is an active xxagainst the subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx under instru# xx in favor of “xx". xxsatisfaction of mortgage has not been found. xxcan be cured if satisfaction of mortgage is made and recorded.

xxactive judgments or lien have been found against the borrower or subject property.
xxannual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is xx.	xx: xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is xx.
xxloan has been modified thrice since origination.  xxinitial mod dated xx/xx/xxxx which is located at “xx” reflects the total outstanding principal balance xxfrom which lender agreed to forgive xx. xxforgiven amount exceeds x.xx% of modified principal balance xx.
xxlatest modification agreement was made on xx/xx/xxxx with xxbetween borrower “xxand xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxlender agreed to defer the principal balance in the amount of xxhence the UPB has been amortized as interest bearing amount is xx.
xxper comment dated xx/xx/xxxx borrowers income has impacted due to the covid-19. xxlost x weeks of work due to virus hence the x months deferral plan has provided to the borrower. xxcomment dated xx/xx/xxxx states that the customer has been impacted by COVID and received a deferral plan which had begun xx/xx/xxxx payment.  xxsubsequent two monthly payments would be deferred in the month they became due. xxfurther details have been found.
xxsubject mortgage is at second lien position as there is an active xxagainst the subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx under instru# xx in favor of “xx". xxsatisfaction of mortgage has not been found. xxcan be cured if satisfaction of mortgage is made and recorded.

xxper comment dated xx/xx/xxxx the reason for default is decrease in income.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report debtor has not filed bankruptcy since loan origination.
xxproperty is owner occupied and no visible damages were reported.

xx: xx: xx	xxloan has been modified thrice since origination. xxinitial mod dated xx/xx/xxxx which is located at “xx” reflects the total outstanding principal balance xxfrom which lender agreed to forgive xx. xxforgiven amount exceeds x.xx% of modified principal balance xx.
xxlatest modification agreement was made on xx/xx/xxxx with xxbetween borrower “xxand xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxlender agreed to defer the principal balance in the amount of xxhence the UPB has been amortized as interest bearing amount is xx.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost Note Affidavit has been found in the loan file located at "xxxxxxxxxx_Note_xxxxxxx_xxxxxxxxx.pdf_Pg# xx evidencing that physical copy of original note has been lost. the duplicate copy of Note is available in loan file. The loan has been modified on xx/x/xxxx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to following factors:

x. ComplianceEase TILA Test failed as this loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than  x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
Loan Data: x.xxx% Comparison Data: xx.xxx% Variance: -xx.xxx%.

x. ComplianceEase GSE Test failed:
This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

x. ComplianceEase State Regulation Test is Failed as this loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulation Test is Failed as this loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed as this loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than  x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

Loan Data: x.xxx% Comparison Data: xx.xxx% Variance: -xx.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "ComplianceEase GSE Test failed:
This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds xxx% (Lvl x)     "As per Appraisal Report appraised value is $xx,xxx.xx which is less than original loan amount $xx,xxx.xx; hence LTV exceeds xx.xx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48732292	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.633%	298	xx	xx	HELOC	Revolving	Cash Out	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the borrower xxof xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is with the “xxof xx”. xx, the correct assignment should be with the “xx xxV”.
xx, any active liens and judgments have been found.
xxinstallment county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xxcounty installment taxes for the year of xxxx have been due in the amount of $xxx.xx which was due on xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan is in the collection.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxreason for default is unable to be determined.
xxloan was not modified since origination.
xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx.xx, the foreclosure was put on hold due to loss mitigation. xx, any further details have been found regarding foreclosure.
xxborrower did not file bankruptcy yet.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19 and received a deferral beginning on xx/xx/xxxx. xx, any further details have been found regarding covid-19.

xx: xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx.xx, the foreclosure was put on hold due to loss mitigation. xx, any further details have been found regarding foreclosure.
xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72842934	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.30	6.990%	240	xx	xx	Conventional	Fixed	Cash Out	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xxchain of assignment has been completed. xxthe assignment is with xx xxare stats tax lien, junior mortgage, multiple civil judgments and multiple ECB liens against the borrower.
xxstate tax was recorded on xx/xx/xxxx for the amount of $xxx.xx in the favor of xxof xxand xx.
xxjunior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx for the amount of xxwith lender xxof xx,N.A.
xxmultiple civil judgments are in the total amount of xxrecorded on xx/xx/xxxx with different plaintiffs.
xxparking xxliens (civil judgments) are in the total amount of $xxxx.xx in the favor of xxrecorded on xx/xx/xxxx.
xxfirst ECB lien was recorded on xx/xxx/xxxx for the amount of $xxxx.xx in the favor of xx.
xx, the updated title shows the multiple ECB liens are in the total amount of $xxx.xx recorded on xx/xx/xxxx in the favor of xx.
xxtaxes for the year xxxx-xxxx are paid in the total amount of $xxxx.xx. xx, the xxxx utility taxes are delinquent in the total amount of $xxxx.xx with the good through xx/xx/xxxx.
xxper the review of payment history dated as of dated xx/xx/xxxx, the borrower is regular with the payment and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the tape data is in the amount of xx

xx: xxservicing comment and documents in file reveals that loan is in performing status.
xxper the review of payment history dated as of xx/xx/xxxx, the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the tape data is in the amount of xxloan was not modified since origination. xxdated xx/xx/xxxx, borrower has agreed to a xxFB received deferral start date of xx/xx/xxxx payment. xxfurther comments have been found regarding this.
xxper comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxper the comments dated xx/xx/xxxx, borrower’s employment or income has been impacted by covid-19 and stated that unable to work on lock down. xxsubmitted online covid-19 notification that he has been impacted through job loss, a reduction of hours or temporary unemployment and stated that can’t make monthly payment. xxfurther details have been found.
xxbankruptcy and foreclosure evidence found in the available in either collection comments or loan documents.
xxcomment dated xx/xx/xxxx, the occupancy status is owner occupied with no visible damages.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at “xxxxxxxxxx_Lost Note Affidavit-xxxxxxxxaxxbdxxb_pg# xx which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.   x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice x. NY Interest Rate Disclosure x. NY Hazard Insurance  Disclosure x. Tax Escrow Account Designation x. Mortgage Bankers and Exempt Organizations Preapplication x. Part xx Disclosure x. Alternative Mortgage Transaction Disclosures x. Co-Signer Notice Requirements x. Default Warning Notice xx. Smoke Alarm Affidavit xx. New York Real Property Escrow Account Disclosure xx. Subprime Home Loan Counseling Disclosure xx. Subprime Home Loan Tax and Insurance Payment Disclosure xx. Subprime Home Loan Disclosure xx. Commitment Disclosure xx. Lock-in Disclosure xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50143580	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,072.48	8.320%	240	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2016	xx	Not Applicable	3.375%	$491.09	01/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has not been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx. xx, it should be with xx xxIII. xxis a senior mortgage in the favor of xxCO, xx. in the amount of xxon xx/xx/xxxx. xxis a mortgage in the favor of xx, xx. in the amount of xxon xx/xx/xxxx. xx, the subordination agreement was found located at xxxxx.pdf pg# xx xxis a junior mortgage in favor of xx, a banking corporation in the amount of xxwhich was recorded on xx/xx/xxxx. xxactive judgments or liens have been found. xxannual installment of combined jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx. xxloan modification agreement was made between (borrower) xxand (xx) xx, xx. on xx/xx/xxxx. xxcomments have been found regarding foreclosure in the latest servicing comments. xxsubject property has been occupied by the owner.
xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxPOC was filed in bankruptcy. xxchapter xx plan was confirmed on xx/xx/xxxx, however; no chapter xx plan was given. xxschedule D of xxdoes not show any unsecured amount. xxto trustee's final report datedxx/xx/xxxx, the arrearage has been paid in the amount of $xxxx.xx to the subject creditor. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made between (borrower) xxand (xx) xx, xx. on xx/xx/xxxx. xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment. xx, the loan has been modified in the year xxxx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Origination Appraisal	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "HOEPA High Cost Mortgage Points and Fees Threshold Test: FAIL Charged $xx,xxx.xx Allowed $x,xxx.xx Over By +$x,xxx.xx. This loan failed the HOEPA high cost mortgage points and fees threshold test. ( xx CFR §xxxx.xx(a)(x)(ii) , transferred from xx CFR §xxx.xx(a)(x)(ii) as enacted in xxxx, and amended in xxxx ) The total points and fees payable by the consumer at or before loan closing is $xx,xxx.xx, which exceeds the greater of x percent of the "total loan amount" of $xxx,xxx.xx (as defined in the official commentary to paragraph xx(a)(x)(ii)), or $xxx.xx. Fees Included - Loan Origination Fee $x,xxx.xx, Document Preparation Fee $xxx.xx, Credit life Ins. $x,xxx.xx, Attorney's Fee $xxx.xx."	* Application Missing (Lvl x) "The Final application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx. This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx. TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%. This loan failed the TILA APR test.  The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx. This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx. TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%. This loan failed the TILA APR test.  The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "The Final TIL is not hand dated by the borrower."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94067803	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$550.08	13.500%	374	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	42.351%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx in the amount of xxwith xx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxtax lien against the borrower in the amount of $xxx.xx in favor of xxof xxwhich was recorded on xx/xx/xxxx.
xxlien against the borrower in the amount of $x,xxx.xx in favor of xxof xxwhich was recorded on xx/xx/xxxx.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the payments. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxper the tape data the UPB reflected in the amount of xxexcluded deferred amount of $x,xxx.xx.	xx: xxloan is currently performing. xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the payments. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxper the tape data the UPB reflected in the amount of xxexcluded deferred amount of $x,xxx.xx. xxreason for default is curtailment of income. xxlatest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found. xxper the comment dated xx/xx/xxxx, the borrower stated that they have been impacted by the covid-19. xxhas also impacted her employment and income.
xx: xxforeclosure was initiated. xxper the comment dated xx/xx/xxxx, the file was referred to an attorney on xx/xx/xxxx. xx, as per the comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation activity.
xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxshows the claim amount without deducting the collateral value is xx, the collateral value is xx, and hence the unsecured portion is in the amount of $xxx.xx. xxtrustee’s final report has been filed on xx/xx/xxxx. xxis no comment indicating a cramdown. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Balloon Rider Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Balloon Rider Missing (Lvl x) "Balloon rider is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL not hand dated by the borrower."	* Credit score not provided (Lvl x) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97643364	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	7.990%	299	xx	xx	HELOC	ARM	Not Applicable	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/01/2019	xx	Not Applicable	5.000%	$2,486.30	10/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xxof xx, NA with xx# xx | xx/xx# xx / xxx

xxchain of assignment has been completed. xx, mortgage is with xx xxVI recorded on xx/xx/xxxx.

xxare no active mortgages, liens and judgments.

xrd installment of town taxes for the year xxxx are due in the amount of $ x,xxx.xx on xx/xx/xxxx.
xrd installment of town taxes for the year xxxx are due in the amount of $ x,xxx.xx on xx/xx/xxxx.
xnd installment of town taxes for the year xxxx are delinquent in the amount of $ x,xxx.xx with good through date of xx/xx/xxxx.
xst installment of town taxes for the year xxxx are delinquent in the amount of $ x,xxx.xx with good through date of xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx. xxpayment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xxto the modification, the loan was modified on xx/xx/xxxx between the borrowers xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxand interest-bearing amount is xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.
xxcomment dated xx/xx/xxxx shows that the borrower's income has been impacted by xx-xx. xxtold that he cannot make payment due to virus. xxcomment dated xx/xx/xxxx shows that borrower has received a deferral beginning from xx/xx/xxxx payment. xxsubject property has been occupied by the owner. xxborrowers intention is to keep the property.
xxemployer, job type and length of employment of borrower are not available in servicing comments.
xxevidence of foreclosure found in servicing comments.
xxto the PACER, the borrower xxand xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; hence there is no unsecured portion. xxwas terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, the borrower xxand xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; hence there is no unsecured portion. xxwas terminated on xx/xx/xxxx and fully terminated on xx/xx/xxxx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrowers xxand xx, xx. xxnew modified principal balance as per modification is in the amount of xxand interest-bearing amount is xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State NJ which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl x) "The loan is HELOC. However, the HELOC booklet and disbursement sheet are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal document is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service Transfer document is missing in loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing in loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69088990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$410.79	10.250%	360	xx	xx	Conventional	Fixed	Cash Out	96.509%	96.509%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	78.219%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx. xxchain of assignment has not been completed. xxlast assignment is from xxview xx to xx xxare two hospital lien judgments in the favor of xx, xx., in the amount of $x,xxx.xxand $x,xxx.xxwhcih were recorded on xx/xx/xxxx and xx/xx/xxxx respectively. xxxx combined xst installment taxes have been paid on xx/xx/xxxx in the amount of $xx.xx. xxxx combined xnd installment taxes have been due on xx/xx/xxxx in the amount of $xx.xx . xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan payments. xxlast payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of $ xx	xx: xxloan is currently in bankruptcy. xxreason for default is unable to be determined. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan payments. xxlast payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of $ xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xx% and a maturity date of xx/xx/xxxx. xxP&I as per latest payment history is the $xxx.xx and rate of interest is x.xx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper xxcomment dated xx/xx/xxxx shows there is no mod and there is rate reduction rider to the mortgage. xxthere is possibility of rate and P&I change due to the rider. xxproperty is owner occupied. xxcomments pertaining damage to the property were observed and the property condition is unable to be determined. xxforeclosure activity was found.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxlast date of filing date is xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxschedule D of the voluntary petition does not show any unsecured amount. xxPOC was filed on xx/xx/xxxx the POC amount is xxand the arrearage amount is $xxx.xx. xxdebtor shall pay to the trustee $ xxx.xx for xx months xxbankruptcy was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "IN License Validation Test: Result: FAIL. This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the points and fees test. The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > xx% (Lvl x)     "As per xxxx dated x/xx/xxxx, the total monthly income is in the amount of $x,xxx.xx and the total monthly expenses is in the amount of $xxx.xx hence, DTI  is exceeding xx%."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at IN State. However following state disclosures are missing from the loan file. Hazard Insurance Disclosure Federal Consumer Credit Protection Act Disclosure Insurance Freedom of Choice Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55532475	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.46	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	76.500%	76.500%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.548%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx." for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment from xx, xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII.
xxare x xxtax liens against the borrower with the favor of with the favor of xxof xxfor the total amount of $x.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxare x IRS liens against the borrower with the favor of xxof xxfor the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxand xxinstallments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxevidence of post-closing BK has been found. xxper the xxdocument located on “xxxxx xx# xx the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx. xxfurther details have been found regarding the foreclosure. xxper the comment dated xx/xx/xxxx, the defaulted repayment plan has been completed. xxsubject property is owner occupied. xxreason for default is unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxper the xxdocument located on “xxxxx xx# xx the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx. xxfurther details have been found regarding the foreclosure.
xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL The Loan data is $xxx,xxx.xx, the Comparison data is $xxx,xxx.xx and the variance is -$xxx.xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL The Loan data is $xxx,xxx.xx, the Comparison data is $xxx,xxx.xx and the Variance is -$xxx.xx"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
x. Insurance Sales
x. Fair Housing Notice
x. Homeownership Protection Center Disclosures
x. Notice of Free Choice of Agent or Insurer
x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges For Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value
x. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49906941	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.53	11.750%	360	xx	xx	Conventional	Fixed	Purchase	99.372%	99.372%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2019	xx	$1,500.37	3.875%	$145.41	07/01/2019	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xx., which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx xxIII.

xxis one junior mortgage which was recorded on xx/xx/xxxx under xx in the amount of xxin favor of xx.

xxactive judgments or lien have been found against the borrower or subject property xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is $x,xxx.xx.	xx:xx# xx B_SPS xx.
xxloan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand the deferred balance is $x,xxx.xx.
xxloan has been modified twice since loan origination. xxloan was modified on xx/xx/xxxx which is located at “xx”.  xxmod reflects lender agreed to forgive the principal balance in the amount of $x,xxx.xx which exceeds x.xx% of new principal balance xx.
xxthe loan modification agreement was made on xx/xx/xxxx between borrower “xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxlender agreed to defer the principal in the amount of $x,xxx.xx hence the interest bearing amount is xx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report borrower did not file bankruptcy since from loan origination.
xxper comment dated xx/xx/xxxx the reason for default is curtailment of income.
xxproperty is owner occupied and no visible damages were reported.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	xxloan has been modified twice since loan origination. xxloan was modified on xx/xx/xxxx which is located at xx. xxmod reflects lender agreed to forgive the principal balance in the amount of $x,xxx.xx which exceeds x.xx% of new principal balance xx.
xxthe loan modification agreement was made on xx/xx/xxxx between borrower “xx” and lender “xx.” xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxlender agreed to defer the principal in the amount of $x,xxx.xx hence the interest bearing amount is xx.

Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures	xx	x: Curable	* Lost Note Affidavit (Lvl x) "A lost note affidavit is available in the loan file (Doc- xxxxxxxxxx_Note_xxxxxxx_xxxxxxxxx) which states that original note has been lost/destroyed. However, a copy of Note is attached with this affidavit. The loan was modified on x/x/xxxx."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in FL state. Following required state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12125828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,860.97	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	52.308%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	43.842%	First	Final policy	Not Applicable	xx	06/01/2017	xx	$14,651.74	3.625%	$2,317.78	07/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx in the amount of xxwith the lender xxof xx. xxchain of assignment has been completed. xx, the mortgage is with xx xxwhich was recorded on xx/xx/xxxx. xxis a junior mortgage in favor of xxwhich was recorded on xx/xx/xxxx in the amount of xxliens and judgments against the borrower: xxjudgment against the borrower in the amount of xxin favor of xxwhich was recorded on x/xx/xxxxand re-recorded on xx/xx/xxxx. xxannual tax for the year xxxx has been paid in the amount of xxon xx/xx/xxxx.	xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the current status of the loan is performing. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xxloan modification agreement was made on xx/xx/xxxx between the borrower xxand xxand lender xx, xx. xxnew principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx to xx/xx/xxxx which is a maturity date. xxinterest bearing amount is xxand the deferred balance is in the amount of xx. xxthe loan was modified in the year of xxxx. A review of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found. xxper servicing comments, unable to determine the reason for default. xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.
xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower xxand xxand lender xx, xx. xxnew principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx to xx/xx/xxxx which is a maturity date. xxinterest bearing amount is xxand the deferred balance is in the amount of xx. xxthe loan was modified in the year of xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.  Anti-Coercion Notice Title Insurance Disclosure Radon Gas Disclosure Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86753515	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.18	6.500%	360	xx	xx	FHA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.333%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xxVI which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of county jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.

xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxloan have been modified since origination.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxper comment date xx/xx/xxxx, the borrower has been impacted by covid-19 and the borrower stated that there is a loss of income in the house hold due to covid-19.
xxsubject property has been occupied by the owner. xxlatest BPO is not available.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxto the PACER report, the borrower “xx” had filed bankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is xx. xxdebtor shall pay to the trustee $xxxx.xx for xx months. xxdebtor was discharged on xx/xx/xxxx and fully terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost-note affidavit dated xx/xx/xxxx was found at location "xxxxxxxxxx_Lost Note Affidavit_xxxxxxxxxx_xxxxxxxxx". Original note has been lost or misplaced. However, copy of Note is also located in the same file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following disclosures are missing from the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per the note origination date is xx/x/xxxx and as per the final hudx settlement date is xx/xx/xxxx."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99525029	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	05/15/2020	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,119.80	1.200%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	89.900%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Final policy	Not Applicable	xx	09/01/2012	xx	Not Applicable	2.000%	$1,399.16	09/01/2012	Financial Hardship	xxreview of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwhich is in the favor of xx, xx. xxchain of assignment has been completed as the assignment is with the xx xxII. xxis a junior mortgage originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwhich is in the favor of xx. xxfirst and second installment county taxes of xxxx have been paid in the amount of $x.xxx.xx each. xxprior year delinquent taxes have been found.	xxper the review of payment history dated as of xx/xx/xxxx the borrower is current with the loan payments and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the tape data is in the amount of xx.	xx: xxservicing comment and documents in file reveals that loan is in performing status. xxper the review of payment history dated as of xx/xx/xxxx, the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the tape data is in the amount of xx. xxbankruptcy records found.
xxper document located in the updated title report page no xx; there is notice of default recorded on xx/xx/xxxx and there is notice of trustee’s sale recorded on xx/xx/xxxx. xxfurther details regarding this have been found.
 xxper the collection comment dated xx/xx/xxxx, the subject property is located in FEMA disaster area. “xx” is declared on xx/xx/xxxx. xx; no damages and estimated repairs has been found. xxcomment does not stated reason for default and occupancy status. xxcomments have been found regarding covid-19.

xx:-
xxadditional information found in recent collection comments.
xx: xxper document located in the updated title report page no xx; xxis notice of default recorded on xx/xx/xxxx and there is notice of trustee’s sale recorded on xx/xx/xxxx. xxfurther details regarding this have been found.
xx: xx	xxmodification agreement was made on xx/xx/xxxx between the lender and the borrower. xxper modified terms the borrower promises to pay the modified balance of xx. xxpayments were started from xx/xx/xxxx with the initial interest rate of x.x % which will step up in three steps up to x.x% and the P&I of $x,xxx.xx. xxnew maturity date is xx/xx/xxxx. xxmodification does not contain balloon provision.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per the ROR document, the transaction date is x/xx/xxxx, as per the final HUD-x, the settlement date is x/xx/xxxx and as per the note date is x/xx/xxxx. Hence, the ROR Transaction date not consistent with Note and/or HUD."
																																																																																								* Settlement date is different from note date (Lvl x) "As per note date is x/xx/xxxx and HUD-x settlement date is x/xx/xxxx. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40042476	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.68	7.382%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	01/26/2010	xx	Not Applicable	5.000%	$735.24	04/01/2010	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has not been completed as the mortgage is currently with the lender xxinstead of the current assignee xx xxIII.

xxsubject mortgage is at second lien position as there is one xx/xxagainst the subject property in the total amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx. xxsubject property is located in xxof which is xx. xxsubject property can be getting foreclosed due to above unpaid lien. xxcan be cured by paying off the above unpaid lien with late charge and fees.
xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.	xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxloan is performing and borrower has making his monthly payments. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx between borrower “xxL xx” and lender “xx”. xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
xxsubject mortgage is at second lien position as there is one xx/xxagainst the subject property in the total amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx. xxsubject property is located in xxof MO which is xx. xxsubject property can be getting foreclosed due to above unpaid lien. xxcan be cured by paying off the above unpaid lien with late charge and fees.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report debtor has not filed bankruptcy since loan origination.
xxper BPO report dated xx/xx/xxxx which is located at “xx” the property has damaged. xxnature of damage is roof, paint to restore color, soffit, fascia repair; address sign and the estimated cost of repair is $x,xxx.xx. xx, the comments do not indicate damage to the property and no evidence has been found regarding the repair; hence unsure whether the repair has been done or not. xxproperty is owner occupied.
xxper comment dated xx/xx/xxxx the reason for default is excessive obligations.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between borrower “xxL xx” and lender “xx”. xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x or Itemization are missing from loan file."	* Application Missing (Lvl x) "Final Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MO State and required State disclosures are missing from the loan file.
MO Collateral Protection Act Notice
Borrower's Choice of Insurer or Agent."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59490078	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$468.34	11.740%	360	xx	xx	Conventional	Fixed	Cash Out	77.388%	77.388%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/22/2009	xx	Not Applicable	6.240%	$365.39	02/01/2010	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx" for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxlast assignment is from xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII.
xxare x multiple water/sewer/utilities liens against the property.
xxis water/sewer/utilities lien against the property in the favor of xxwhich was recorded on xx/xx/xxxx in the amount of $xxx.xx.
xxis water/sewer/utilities against the property in the favor of xx which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx with case# xx xxis water/sewer/utilities against the property in the favor of xx which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx with case# xx xxis water/sewer/utilities against the property in the favor of xx xxwhich was recorded on xx/xx/xxxx in the amount of $x,xxx.xx with case# xx xxis a civil judgment against the borrower in the favor of xxCCR xxwhich was recorded on xx/xx/xxxx, in the amount of xx.
xxis a civil judgment against the borrower in the favor of xx which was recorded on xx/xx/xxxx, in the amount of $x,xxx.xx.
xxis a civil judgment against the borrower in the favor of xx which was recorded on xx/xx/xxxx, in the amount of $x,xxx.xx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is xx.xxx%. xxloan was modified. xxevidence of post-closing BK or FC has been found. xxsubject property is owner occupied. xxper the comment dated xx/xx/xxxx, the reason for default is illness of the borrower. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.

xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxH xx" and lender "xx, xx”. xxper the modified terms, the new principal balance is xx. xxare x steps of modification. xxborrower has promised to pay, first in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx, second in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx, third in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx, fourth in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx, fifth in the amount of $xxx.xx with the interest rate of xx.xx% beginning on xx/xx/xxxx and sixth in the amount of $xxx.xx with the interest rate of xx.xx% beginning on xx/xx/xxxx, till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL The loan data is xx.xxx%, the comparison data is xx.xxx%  and the variance is +x.xxx%"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
x. MO Collateral Protection Act Notice
x. Borrower's Choice of Insurer or Agent"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75260638	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$150.00	4.500%	299	xx	xx	HELOC	ARM	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxof xx and was recorded on xx/xx/xxxx.
 xxchain of the assignment has been completed. xx, the assignment of mortgage is with xx xxVI which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of MERS as nominee for  xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxxx xxcombined taxes have been paid in the amount of $x,xxx.xx. xxprior years delinquent taxes have been found.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payment. xxloan payment is currently x month is delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is not making regular payment. xxloan payment is currently x month is delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxloan was not modified since origination.
xxforeclosure was not initiated in the loan.
xxbankruptcy was not filed by the borrower.
xxdamages or repairs have been noticed on the subject property. xxsubject property is occupied by the owner.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file." * Missing HELOC Disclosures (RESPA) (Lvl x) "HELCO disclosure is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing form loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22029072	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$564.46	8.750%	360	xx	xx	Conventional	Fixed	Cash Out	22.352%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	52.547%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has been completed as current mortgage assignment is with “xx xxV”.
xxis a junior mortgage open against the subject property in the favor of xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcombined taxes of xxxx have been paid in the amount of $x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed by xxof xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxx.xx. xxxx plan was filed on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx, which states that subject creditor claim will paid outside the plan.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found.

xx: xx: xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed by xxof xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxx.xx. xxxx plan was filed on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx, which states that subject creditor claim will paid outside the plan.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk-Indicator is moderate as loan is failing for Bona Fide Discount Points Test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Risk-Indicator is moderate as loan is failing for Bona Fide Discount Points Test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file. Data is captured from doc# xx Transmittal Summary-xxxxxxxxxefxxxxf.tif
.."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following state disclosures are missing in the loan file.
x) Amortization Schedule Disclosure
x) Credit Property Insurance Disclosure
x) Fee Agreement
x) Priority of Security Instrument Disclosure
x) Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per HUD-x settlement date is xx/xx/xxxx which is later than Note date xx/xx/xxxx"	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17814794	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	8.622%	300	xx	xx	HELOC	ARM	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the borrower “xxof xx” for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from “xxof xx to xx xxVI” which was recorded on xx/xx/xxxx.
xx, any active liens and judgments have been found.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.
xx: xxloan is in the collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is xx.
xxper the comment dated xx/xx/xxxx, the reason for default is medical issues.
xxborrower did not file bankruptcy yet.
xx, any foreclosure activity has been found.
xxsubject property occupancy is unable to be determined. xxper the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property had damaged. xxto replace roof, landscaping for the total amount of $xxxx. xx, the latest BPO report dated xx/xx/xxxx which is located at “xx” does not show the any damage on subject property. xx, the servicing comment does not reflect any damage on property.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home not Affixed. The appraisal report is missing from the loan files. According to the BPO report dated xx/xx/xxxx which was located at “xxxxxxxxxx_BPO-xxxxxxxxaxxxbxxx”, the subject property type is manufactured housing. According to the updated title report dated xx/xx/xxxx, the tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. Final title policy is missing from the loan files. It is unable to confirm whether subject property is affixed to the land."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x and Fee itemization are also not available in the loan file. Fees are not provided with Note."
* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Booklet disclosure is missing from the loan files."	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of North Carolina. The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46706586	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.58	12.690%	360	xx	xx	Conventional	Fixed	Purchase	93.998%	93.998%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx." for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has not been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII. xxactive liens and judgments have been found against the borrower and subject property. xxannual taxes for the year of xxxx have been delinquent in the amount of $x,xxx.xx till good through dated xx/xx/xxxx.	xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is xx.xxx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is xx.xxx%. xxloan was not modified. xxwas not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the subject property is occupied by owner. xxper the comment dated xx/xx/xxxx, the borrower has impacted due to xx-xx. xxborrower has unable to make payment due to virus. xxper the comment dated xx/xx/xxxx, the borrower has agreed forbearance plan for x months from xx/xx/xxxx to xx/xx/xxxx. xxcomment dated xx/xx/xxxx, the email has been sent for xx-xx FB xxand the comment dated xx/xx/xxxx, the follow up email has been sent. xxto the comment dated xx/xx/xxxx, the subject property had damages. xxproperty needs to repairs. xxper the comment dated xx/xx/xxxx states that the repairs are still in process. xxborrower needs to follow up with the xxin regard to claim. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. xxdetails have been found regarding the insurance claim.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test: FAIL The Loan data is $xxx,xxx.xx, the Comparison data is $xxx,xxx.xx and the variance is -$xxx.xx"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99722272	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,003.27	9.550%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.657%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from xx xx., to xx which was recorded on xx/xx/xxxx. xx, the correct assignment should be with the “xx xxIII”.
xx, any active liens and judgments have been found.
xxinstallment combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxinstallment combined taxes for the year of xxxx have been delinquent in the amount of $xxxx.xx which was due on xx/xx/xxxx and they are good through till xx/xx/xxxx
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of xx.xxx%. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxcurrent status of loan is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of xx.xxx%. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxreason for default is unable to be determined.
xxloan was not modified since origination.
xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx for secured claim amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xxtrustee’s final report was filed on xx/xx/xxxx. xxis no comment indicating a cramdown. xxborrower was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xx, any foreclosure details have been found.
xxper the comment dated xx/xx/xxxx, the subject property is vacant land.
xxper the report dated xx/xx/xxxx which is located at “xx”, the subject property is owner occupied. xx, any damage and repairs have been found.
xxcomments do not show any impact of xx-xx. xxemployment of the borrower is not available in the comments.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx for secured claim amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xxtrustee’s final report was filed on xx/xx/xxxx. xxis no comment indicating a cramdown. xxborrower was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
x. Agent Preference Disclosure
x. Casualty Insurance Disclosure
x. Manufactured Home Loan Disclosures"
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to be determined from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68472201	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,082.44	13.550%	180	xx	xx	Conventional	Fixed	Purchase	83.711%	83.711%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	$3,549.86	3.125%	$407.22	07/01/2016	Financial Hardship	xxto the review of the updated title as of xx/xx/xxxx, the subject mortgage has been originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx with the lender as xxfor the amount of xx.
xxchain of assignment is complete as the current assignee is xx, as trustee, for xx xxis an IRS lien against the borrower, xxD. xx, in the amount of xxin the favor of the IRS which was recorded on xx/xx/xxxx.
 xxis a xxtax lien against the borrower, xx, in the amount of $xxx.xx in the favor of the xxof xxof xxwhich was recorded on xx/xx/xxxx xxis an active civil judgment against the borrower, xx, in the amount of $xxx.xx in the favor of xxwhich was recorded on xx/xx/xxxx.
xxcombined installment taxes have been paid on xx/xx/xxxx and second taxes are due on xx/xx/xxxx each in the amount of $xxx.xx. xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI xxwhich includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI xxwhich includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxto determine the occupancy and current condition of the subject property from the available servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xx” had filed for bankruptcy under xx-x with case# xx xx/xx/xxxx. xx-D in xxpetition shows $x,xxx.xx as an unsecured portion out of claim amount xx. xxcomment has been found indicating a cram-down. xxreaffirmation agreement was made on xx/xx/xxxx with the UPB of xx. xxper the agreement, the debtor shall to the monthly payment in the amount of $x,xxx.xx and it was started from xx/xx/xxxx until the paid in full. xxdebtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx.	xxmodification agreement is made on xx/xx/xxxx between the borrower xx, xx, and the lender xx, xx. xxnew principal balance amount is xx. xxlender had deferred the amount of $x,xxx.xx from the principal balance. xx, the interest bearing amount is xx. xxborrower promised to pay the monthly P&I in the amount of $xxx.xx with the fixed rate of interest x.xxx%. xxdeferred balance of $x,xxx.xx will be payable at the time of maturity date. xxloan has been modified once since originating.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost Note Affidavit found in the loan at (xxxxxxxxxx_Note_xxxxxxx_xxxxxxxxx) stating that Original Note has been lost or destroy. However, a Copy of Note found in the same file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
FAIL
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed due to the following test.
GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test.
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test.
IN License Validation Test"
* Missing Required State Disclosures (Lvl x)     "The subject property is located at IN state. The following required state disclosures are missing from the loan file.
x. Hazard Insurance Disclosure
x. Federal Consumer Credit Protection Act Disclosure
x. Insurance Freedom of Choice Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form document is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66458298	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,147.66	5.875%	348	xx	xx	Conventional	Fixed	Refinance	83.372%	83.372%	Full Documentation	No	Unavailable	Not Applicable	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	207.905%	First	Final policy	Not Applicable	Not Applicable	09/01/2018	xx	$7,047.28	4.000%	$1,210.05	10/01/2018	Financial Hardship	xxto the xx-title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx, which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxcurrent assignment is with xx, as xx, which was recorded on xx/xx/xxxx. xx, it should be with xx xxIII.
xxis a junior mortgage against the subject property in the favor of xx, in the amount of xxwhich was recorded on xx/xx/xxxx.
xxare two civil judgments against the borrowers xxand xxas follows:
xxin the favor of xxNA, in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxin the favor of xx, in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxannual combined and school taxes of xxxx and xxxx have been paid in the total amount of xx.
xxprior year’s delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan.
xxof the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.
xxreason for default is decreased income.
xxcomment history dated xx/xx/xxxx, the subject property is owner-occupied.

xx: xx: xx	xxloan modification was made between the borrowers xxand xxof xxthe lender xx, xxon xx/xx/xxxx. xxunpaid principal balance is xxwith an interest rate x.xx%. xxborrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.
xxprior modifications were done on xx/xx/xxxx and xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "The loan is conventional fixed. As per tape, the coverage is reflecting at xx%. However, PMI certificate is missing from the loan file."	* Missing Required State Disclosures (Lvl x) "The subject property is located at New York State. The following state disclosures are missing from the loan file: x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice. x. NY Interest Rate Disclosure. x. NY Hazard Insurance Disclosure. x. Tax Escrow Account Designation. x. Mortgage Bankers and Exempt Organizations Preapplication. x. Part xx Disclosure. x. Alternative Mortgage Transaction Disclosures. x. Co-Signer Notice Requirements. x. Default Warning Notice. xx. Smoke Alarm Affidavit. xx. New York Real Property Escrow Account Disclosure. xx. Subprime Home Loan Counseling Disclosure. xx. Subprime Home Loan Tax and Insurance Payment Disclosure. xx. Subprime Home Loan Disclosure. xx. Commitment Disclosure. xx. Lock-in Disclosure. xx. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18020816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.000%	119	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	03/01/2019	xx	$696.26	6.000%	$696.26	04/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxN.A. which was recorded on xx/xx/xxxx. xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx xxV. xxis a junior mortgage open against the subject property in favor of xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx. xxactive judgments or liens found. xxand second town taxes have been paid in the amount of $x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx. xxforeclosure proceedings have been found. xxbankruptcy filing has been found. xxto collection comment, no damages or repairs have been found. xxper comment dated xx/xx/xxxx, borrower states that he was impacted by xx-xx. xxoffered x months forbearance plan starting from xx/xx/xxxx to xx/xx/xxxx. xxdated xx/xx/xxxx states that the covid-19 FB plan follow up email was sent. xxfurther details have been found.
xx: xx: xx	xxloan modification agreement was made between xxand xxand xx, xx. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxUPB, the principal balance was deferred in the amount of $xxx.xx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx that began on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxfor xxis xx.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file. x. MI Borrower's Bill of Rights x. MI Consumer Caution and Homeownership Counseling Notice x. Choice of Insurance Agent"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer Document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61531186	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$647.07	10.990%	180	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	23.741%	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2015	xx	$16,800.00	3.750%	$371.46	12/01/2015	Financial Hardship	xxto the review of updated title as of xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with book/page # xx with xx, xx. as xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx xxI which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxis a xxrecorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxannual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred amount of xx.
xxlatest servicing comment or BPO reports have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxshows the amount of claim without the value of collateral is xx, value of collateral is xxhence the unsecured portion is $x,xxx.xx. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower xxand lender xx, xx.
xxnew principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is in the amount of xx.
Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment penalty term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment penalty term test.
Loan Data: xxMonths Comparison Data: xMonths Variance: xxMonths
The loan charges a prepayment penalty with a term exceeding x years."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form disclosure is missing in the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10756095	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,605.26	6.930%	360	xx	xx	Conventional	Fixed	Cash Out	40.079%	40.079%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	629	636	37.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxdated xx/xx/xxxx reflects the subject mortgage is in xst lien position. xxchain of assignment is not complete. xxlatest assignment is to xx recorded xx/xx/xxxx. xxassignment to xx xxIII.
xxis a xnd xx with xx in the amount of $xxxk dated xx/xx/xxxx and recorded xx/xx/xxxx.
xxare x IRS xxtotaling xxall to the xxof the xx-IRS.
xxis a xxto the NYS xxof xx & xxin the amount of xxrecorded xx/xx/xxxx.
xxis xx.
xxxxxx xxxnd half taxes are due by xx/xx/xxxx in the amount of $x,xxx.xx.
xxxxxx xxxst half taxes in the amount of $x,xxx.xx and the xxxx xxxst and xnd half taxes in the amount of $x,xxx.xx are all "xxfollow".	xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower currently delinquent for more than xx days and due for the xx/xx/xxxx payment. xxlast funds were received in the amount of $x,xxx on xx/xx/xxxx and was placed into suspense and the last payment was applied on xx/xx/xxxx after receiving $x,xxx that was added with $xk from suspense to apply the xx/xx/xxxx payment. xxsystem is showing the due date on the xst however per the xx, the payments are due on the xxth therefore the next due date would be xx/xx/xxxx. xxcurrent interest rate as per tape data is x.xxx% and per the payment history, the P&I is $x,xxx.xx and the PITI is $x,xxx. xxUPB is not reflected in the payment history. xxUPB per tape data reflects in the amount of xx.	xx: xxin is collection.
xxof the payment history provided from xx/xx/xxxx to xx/xx/xxxx reveals that borrower currently delinquent for more than xx days and due for the xx/xx/xxxx payment.  xxlast funds were received in the amount of $x,xxx on xx/xx/xxxx and was placed into suspense and the last payment was applied on xx/xx/xxxx after receiving $x,xxx that was added with $xk from suspense to apply the xx/xx/xxxx payment.  xxsystem is showing the due date on the xst however per the xx, the payments are due on the xxth therefore the next due date would be xx/xx/xxxx.   xxcurrent interest rate as per tape data is x.xxx% and per the payment history, the P&I is $x,xxx.xx and the PITI is $x,xxx.  xxUPB is not reflected in the payment history.  xxUPB per tape data reflects in the amount of xx.

xxaction was initiated on the subject property when the file was referred to attorney on xx/xx/xxxx. xxcomplaint was never filed due to an issue with the assignment and a hold was placed on the foreclosure action to try to resolve the issue.  xxof the issue reflect:  xxthe FC search a xxof xxas to the first mortgage in the CEMA chain was filed on xx/xx/xxxx however the entity which issued same did not have the authority based on AOM chain.  xxto add a xnd cause of action to our FC pleadings seeking an xxfrom the xxexpunging said xx.  xxcause of action is performed in the FC action and is separate from the title claim.  xxper comment dated xx/xx/xxxx, the foreclosure hold for the original assignment was removed due to the loan being reinstated and the attorney confirmed the file was closed on xx/xx/xxxx.

xxis no indication of any post origination xxfilings.
xxsubject property is owner occupied and there is no evidence of any damages or repairs.  xxservicing comments reflect a BPO was completed xx/xx/xxxx and reflects a value of $xxxk.
xx: xxaction was initiated on the subject property when the file was referred to attorney on xx/xx/xxxx. xxcomplaint was never filed due to an issue with the assignment and a hold was placed on the foreclosure action to try to resolve the issue.  xxof the issue reflect:  xxthe FC search a xxof xxas to the first mortgage in the CEMA chain was filed on xx/xx/xxxx however the entity which issued same did not have the authority based on AOM chain.  xxto add a xnd cause of action to our FC pleadings seeking an xxfrom the xxexpunging said xx.  xxcause of action is performed in the FC action and is separate from the title claim.  xxper comment dated xx/xx/xxxx, the foreclosure hold for the original assignment was removed due to the loan being reinstated and the attorney confirmed the file was closed on xx/xx/xxxx.
																																																																																	xx: xx	Not Applicable		xx	x: Curable		* Lost Note Affidavit (Lvl x) "A Lost Note Affidavit was located in the file stating the original Note is damaged / lost however a copy of the Note was provided. The Lost Note Affidavit was located at “xxxxxxxxxx_Note_xxxxxxx_xxxxxxxxx"."	* ROR not hand dated by borrower(s) (Lvl x) "ROR not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3704254	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.14	6.690%	360	xx	xx	Conventional	Fixed	Purchase	99.320%	99.320%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	$1,263.52	5.000%	$911.00	05/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx" for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has not been provided in report; however, the assignment should be with xx xxIII.
xxare total x junior xxagainst the borrower which is held by xxof xxof xxfor the total amount of $x,xxx.xx which was recorded on different dates.
xxcombined first installment taxes for the year xxxx have been paid in the amount of $xxx.xx and the second installment is due in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxloan was modified. xxevidence of post-closing BK or FC has been found. xxsubject property is owner occupied. xxper the comment dated xx/xx/xxxx, the reason for default is paid for son’s education. xxcomment dated xx/xx/xxxx reflects that the reason for default is the borrower income has been spending on his son’s education. xxper the comment dated xx/xx/xxxx, the servicer has sent the repayment plan and the comment dated xx/xx/xxxx, the repayment plan has been reviewed. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxloan was modified twice since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "xx, xx”. xxper the modified terms, the new principal balance is xxand the deferred principal balance is $x,xxx.xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxloan has a provision for balloon payments in the amount of $xxxx.xx which is due on maturity of the subject mortgage.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the prohibited fees test.
This loan failed the credit report test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
This loan contains one or more prohibited fees. The Ohio Second Mortgage Security Loans Act provides that only those fees expressly permitted may be charged.

Prohibited Fees Test: FAIL The Loan data is $xxx.xx, the comparison data is $x.xx and the variance is +$xxx.xx

This loan failed the credit report test.
This loan has a credit report fee that was greater than $xx.

Credit Report Test: FAIL The loan data is $xx.xx, the comparison data is $xx.xx and the variance is  +$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The Loan data is x.xxx%, the comparison data is x.xxx% and the variance is -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25990490	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.490%	299	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, NA in the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xx/xx# xx xxof xxhas been completed. xx, the assignment of mortgage is with xx xxVI which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxxxxx combined xrd installment taxes are paid in the amount of $x,xxx.xx on xx/xx/xxxx and xth installment taxes are paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxxxx combined xst installment taxes are paid in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment taxes are paid in the amount of $xxx.xx on xx/xx/xxxx.

xxxxxx combined xnd installment taxes are past due in the amount of $x,xxx.xx on xx/xx/xxxx. xxgood through date is xx/xx/xxxx.

xxutilities taxes for the year xxxx are past due in the amount of $xxx.xx on xx/xx/xxxx. xxgood through date is xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx. xxborrower has been making payments as per payment change notice located at “xx”.	xx: xxto the review of the servicing comment as of xx/xx/xxxx, the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx. xxborrower has been making payments as per ARM change notice located at “xx”. xxcollection comment dated xx/xx/xxxx states that the reason for default is the borrower’s income impacted by covid-19 and he advised unable to open the business due to the virus. xxlatest collection comment does not reflect the information regarding the borrower's current employment. xxcollection comment dated xx/xx/xxxx states the servicer offered repayment plan to the borrower the plan for x months which was starting from xx/xx/xxxx to xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx states the covid-19 FB plan follow up email sent. xxletter from servicer regarding covid-19 is located at “xx”. xxto the forbearance plan document located at “xx”, the servicer has given a payment plan as the balloon payment is due on xx/xx/xxxx in the amount of xx. xxbankruptcy and foreclosure details have not been found. xxappraisal report located at “xx” indicates the subject property is occupied by the owner and is in good condition with no repairs noted at the time of inspection.
xx: xx: xx	Not Applicable	ARM Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "The final loan Application form is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NJ State and the required disclosures are missing from the loan file.
• NJ Attorney Disclosure
• Unacceptability of Insurance Notice
• Attorney Disclosure II
• Tax Bill Information
• Private Well Testing
• Lock-In Agreement
• Choice of Insurer Disclosure
• Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM Rider is missing in the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97062216	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$403.55	9.280%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx, xx. with xx# xx xx/xx# xx xxchain of assignment has not been completed. xx, the assignment is with xx recorded on xx/xx/xxxx. xxshould be with xx xxIII.

xxmortgages, liens and judgments are as follow:
xxis water/ sewer lien active in the favor of xxin the amount is $xxx.xx which was recorded on xx/xx/xxxx with xx/xx# xx xxis a civil judgment in favor of xxrecorded on xx/xx/xxxx in the amount of $x,xxx.xx with xx/xx# xx xxcombined taxes for the year xxxx are delinquent in the amount of $x,xxx.xx with good through date of xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx. xxpayment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxborrower is current with the loan. xxlast payment was received on xx/xx/xxxx. xxpayment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper xxreduction rider located at “xx" stated that, if any one of the second, third or fourth anniversaries of the scheduled due date of the first full installment payment due date under the note borrower has demonstrated a good payment history, xxagrees to decrease the note rate to x.xx%. xx, as per payment history tape data the current rate is x.xxx% with the P&I amount $xxx.xx.
 xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxemployer, job type and length of employment of borrower are not available in servicing comments.
xxevidence of foreclosure found in servicing comments.
xxto the PACER, no active bankruptcy found.

xx: xx: xx	Not Applicable	x-x Family Rider Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Lost Note Affidavit (Lvl x) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on x/xx/xxxx. The Lost Note Affidavit is located at “xxxxxxxxxx_Note_xxxxxxx_xxxxxxxxx "."	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "x-x Family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.

MO Collateral Protection Act Notice
Borrower's Choice of Insurer or Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50213384	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.750%	300	xx	xx	HELOC	ARM	Cash Out	12.121%	12.121%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, the lender xx, xx with xx# xx xx/xx# xx / xxx. xxchain of assignment has been completed. xxcurrent assignments are with xx xxV recorded on xx/xx/xxxx with xx/xx # xx xxx. xxare no judgments and liens found against the borrower and the subject property. xxcombined annual taxes for the year of xxxx, xxxx, and xxxx have been paid in the total amount of $ xx.xx for the xx# xx xxcombined annual taxes for the year of xxxx, xxxx, and xxxx have been paid in the total amount of $xxx.xx for the xx# xx xxcombined annual taxes for the year of xxxx, xxxx, and xxxx have been paid in the total amount of $xxxx.xx for the xx# xx xxprior delinquent taxes have been found.	xxof xxas of date is xx/xx/xxxx reveals that the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.	xx: xxreview of the servicing comment as of date is xx/xx/xxxx reveals that the loan is in xx. xxborrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx. xxcomments have been found regarding the reason for default. A review of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found. xxloan was not modified since origination; however the borrower had the last payment as per the payment change notice document located at “xx”. xxoccupancy of the subject property is unable to be determined. xxcomments were indicating damages and repairs to the subject property.
xx: xx: xx	Not Applicable	ARM Rider Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM rider is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Unable to determine the operative index value."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per note date is x/x/xxxx and HUD-x settlement date is x/x/xxxx. However, the settlement date is different from note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70065448	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,466.33	6.500%	360	xx	xx	FHA	Fixed	Purchase	96.663%	96.663%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	656	Not Applicable	77.116%	First	Final policy	Not Applicable	Not Applicable	04/01/2018	xx	Not Applicable	3.500%	$1,020.73	05/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx., A xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, assignment is with CAM IX xxwhich was recorded on xx/xx/xxxx. xxlast assignment should be with xx xxII.
xxare xx special assessment liens (water/sewer) against the subject property in the favor of xxof xxfor the amount of $x,xxx.xx which was recorded on different dates.
xxis one special tax lien in the favor of xxwhich was recorded on xx/xx/xxxx. xxaddress/parcel# xx on supportive document does not match with the subject property address/parcel# xx xxannual taxes for the year of xxxx have been paid in the amount of $ x,xxx.xx. xxprior year’s delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx.
xxborrower, xxhad filed bankruptcy under chapter xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC has been filed by the subject creditor for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected in the amount of xx. xxto chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx for xx months. xxarrearage to be paid through the plan is in the amount of xx. xxsame plan was confirmed on xx/xx/xxxx. xxto trustee’s final report dated xx/xx/xxxx, the debtor had paid the total arrearage to the subject creditor in the amount of xx. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

xxloan was modified on xx/xx/xxxx. xxnew principal balance is xx. xxpromises to pay P&I in the amount of $xxxx.xx with new interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xxborrower, xxhad filed bankruptcy under chapter xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC has been filed by the subject creditor for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx. xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured portion is reflected in the amount of xx. xxto chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx for xx months. xxarrearage to be paid through the plan is in the amount of xx. xxsame plan was confirmed on xx/xx/xxxx. xxto trustee’s final report dated xx/xx/xxxx, the debtor had paid the total arrearage to the subject creditor in the amount of xx. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx. xxnew principal balance is xx. xxpromises to pay P&I in the amount of $xxxx.xx with new interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Mortgage Insurance	xx	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "According to the final loan application, the borrower's monthly income is $xxxx.xx and the total monthly expenses are $xxx.xx. Hence, DTI is greater than xx.xx% which is xx.xxx%."
* MI, FHA or MIC missing and required (Lvl x)     "This is FHA loan. However, MI certificate is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The subject mortgage was originated on xx/xx/xxxx. However, according to final HUD-x, the settlement date is xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42126488	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.39	11.750%	360	xx	xx	Conventional	ARM	Refinance	60.000%	60.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has not been completed as currently the assignment is with xx, xx. xx, it should be with xx xxIII.
xxand xx;
x) xxactive civil judgment found pending against the borrower xxrecorded on xx/xx/xxxx in the amount of $xxx.xx which is in the favor of xx.
xx;
x) xnd installment county taxes for the year of xxxx have been paid in the amount of xxx.xx.
x) xst installment county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof the payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of xxx.xx.	xx: xxcomments and payment history shows that the borrower is not making regular payments. xxloan payments are currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of xxx.xx.
xxloan was not modified since, origination.
xxforeclosure was not initiated in the loan.
xxborrower had not filed bankruptcy yet.
xxvisible damages or repairs have been noticed on the subject property. xxsubject property is occupied by the owner.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47838726	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	7.000%	120		xx	xx		HELOC	Revolving		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/01/2016	xx	Not Applicable	3.125%	$580.82	09/01/2016	Financial Hardship
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of ‘ xx.’ which was recorded on xx/xx/xxxx under xx/xx# xx R xxxxxxx xxxxx /xxxx.
 xxchain of assignment has been completed as the mortgage is currently with xx xxIII.
xxis civil judgment against the borrower in the amount of $x,xxx.x which was recorded on xx/xx/xxxx in the favor of ‘xx’.
xxcounty taxes for xxxx have been paid off in amount of $x,xxx.xx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history reflects UPB in the amount of xx.	xx: xx:
xxB_SLS.xlsx
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history reflects UPB in the amount of xx.
xxcomments have been found regarding foreclosure proceedings.
xxper PACER report borrower did not file bankruptcy since loan origination.
xxreason for default is not mentioned in available servicing comments.
xxproperty is owner occupied and no visible damages were reported.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxper latest BPO report xx dated xx/xx/xxxx, subject property is occupied by owner and no visible damages have been found.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "The HELOC Booklet is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State. The following disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34824317	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Bankruptcy Filing	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,943.85	6.875%	360	xx	xx	Conventional	Fixed	Refinance	65.902%	65.902%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	$69,623.43	3.375%	$1,315.97	11/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx to secure the loan amount of xx, recorded on xx/xx/xxxx has been active on the title.
xx, mortgage is assigned to xx REO xxII.

xxactive judgments or liens have been found.

RE tax xx:
xxtaxes for the year xxxx have been paid in four installments . xxlast installment was paid on xx/xx/xxxx.	xxreview of updated payment history as of xx/xx/xxxx, the borrower is next due for xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxxx.xx. xxUPB per tape data is in the amount of xxand deferred balance of modification in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collections. xxper deferral agreement (located at xx), the next due date for the payment is xx/xx/xxxx.
xxto collection comment dated xx/xx/xxxx, the reason for default is illness as borrower had a car accident last week and work was affected by some medical issues.
xxper comment dated xx/xx/xxxx, the borrower was approved for deferral plan in which past due mortgage payments from xx/xx/xxxx through xx/xx/xxxx in the amount of $xxxx.xx has been deferred.

 xxper the latest BPO report dated xx/xx/xxxx located at "xx", the subject property is owner occupied and is in an average condition.  xxdamage & repairs have been found.
xx: xxto the review of latest collection comments, the foreclosure was initiated on the loan in xxxx. xxforeclosure complaint was filed on xx/xx/xxxx "located at xx". xxsale was scheduled on xx/xx/xxxx. xx, the foreclosure was  put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx. xxfurther details are available in latest servicing comment regarding foreclosure.
xx: xxto the PACER, the debtor "xx" had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the claim amount was xxand the amount of arrearage was xx. xxcase was xxon xx/xx/xxxx and terminated on xx/xx/xxxx. xxborrower had filed BK under chapter xx on xx/xx/xxxx and it was later converted in chapter x.	xxloan modification agreement was made on xx/xx/xxxx. xxper the modified terms, the borrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to failure of.
TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test:
The loan data is $xxx,xxx.xx, the comparison data is $xxx,xxx.xx, and the variance is -$x,xxx.xx.

TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xxx,xxx.xx, the comparison data is $xxx,xxx.xx, and the variance is -$x,xxx.xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Mortgage Loan Application Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate
x. Notice of the Specific Reason for Denial of Credit
x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42793312	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,036.07	11.990%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2018	xx	Not Applicable	4.500%	$794.24	02/01/2018	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxV xxand xxE xxand xxand lender xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx“ instead of “xx xxVI”.
xxactive liens and judgments have been found against the subject property or borrower in the updated title report.
xxcounty tax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower has been delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxcomment dated xx/xx/xxxx shows that borrower has been impacted by COVID xx and also facing the problem of income. xxplan has been sent which start from xx/xx/xxxx to xx/xx/xxxx. xxper latest comment dated xx/xx/xxxx, COVID xx follow up email sent. xxfurther details have been found regarding COVID xx.
xxper comment dated xx/xx/xxxx, borrower had deceased. xxcertificate is not available in loan file.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is Moderate due to,
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "CE TILA Test Failed.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41497004	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,627.71	6.375%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Unavailable	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	616	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	Not Applicable	6.125%	$950.21	07/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xx, the mortgage assignment is with xx xx solely in its capacity as separate trustee of xx. xxshould be with xx xxII.
xxis a junior mortgage open against the subject property in favor of xxof xxand xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a another junior mortgage open against the subject property in favor of xx, a public corporation in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcounty taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the loan is in current. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the loan is in current. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found. xxdated xx/xx/xxxx states that the reason for default is curtailment of income.
xx: xx: xx	xxloan modification agreement was made between xxand BSI xxon xx/xx/xxxx with the new modified unpaid principal balance is xx. xxthe time of modification, UPB was in the amount of xx. xxthis lender has reduced the principal balance in the amount of xx. xxamount exceeds x% of modified UPB.
xxborrower had promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan was originated on x/xx/xxxx as FHA. Final xxxx is missing from the loan file. Final HUD-x show MI fess is $xxx.xx. The required MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl x)     "List of Settlement Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53806151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/30/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$904.13	6.750%	360	xx	xx	FHA	Fixed	Refinance	87.123%	87.123%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	587	36.418%	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2010	xx	Not Applicable	5.125%	$785.00	03/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with MERS as nominee for ‘xx ’ with xx/xx# xx xxchain of assignment is completed; currently assignment is with’ xxVI.

xxis an active senior mortgage against the subject property which was originated by xx., a xxof xx, recorded on xx/xx/xxxx in the amount of xx.
xxcombined taxes has been paid on xxxx in the amount of $x,xxx.xx xxprior delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxUPB reflected as per tape data is in the amount of xx.	xx: xxper collection comments the loan is in the bankruptcy and the reason for default is unable to be determined.
xxborrower is currently delinquent for x months. xxlast payment was received date is xx/xx/xxxx.xxpayment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.
xxborrower “xxand xx” had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx.
xxper collection comments the foreclosure was initiated. xxfile was referred to an attorney xx/xx/xxxx. xx, the foreclosure was put on hold due to borrower filed bankruptcy. xxfurther details have been found.

xx: xxper collection comments the foreclosure was initiated. xxfile was referred to an attorney xx/xx/xxxx. xx, the foreclosure was put on hold due to borrower filed bankruptcy. xxfurther details have been found.

xx: xxto the PACER, the borrower “xxand xx” had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with secured claim in the amount of xxand the arrearage amount of xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay the trustee $xxx for xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram-down.	xxloan was modified on xx/xx/xxxx between the borrower “xxand xx” and lender xx xxnew modified principal balance is in the amount of xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl x)     "This is an FHA loan. The loan was originated on xx/xx/xxxxx as a FHA loan with case# xx However, MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Oregon , following state disclosures are missing from the loan files.
x.Oregon Forced Placed Insurance Notice
x.Notice where Escrow Account is NOT Required
x.Escrow Notice for Loans Sold to Out-of- State Purchases within one year
x.Anti-Coercion Notice
x.Insurance Premium Notice
x.Insurance Sales Notice
x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8660221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,804.93	6.875%	360	xx	xx	Conventional	Fixed	Purchase	79.901%	79.901%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	686	Not Applicable	44.057%	First	Final policy	Not Applicable	Not Applicable	08/01/2012	xx	$213,138.94	4.625%	$1,693.23	09/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx, xx & xx.which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx REO xxII which was recorded on xx/xx/xxxx.
xxcombined annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxdelinquent taxes have been found for the prior year.	xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the current status of the loan is performing. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower xxand lender xx, xx & xx. xxborrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred balance amount of xxand the interest-bearing amount of xxstated in the modification is xxless xxin the amount of xx, which has been forgiven.
xxborrower xxhad filed bankruptcy under chapter-xx on xx/xx/xxxx with the xx# xx xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxto servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx states that the foreclosure was put on hold due to loss mitigation.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.
xx: xxto servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx states that the foreclosure was put on hold due to loss mitigation.
xx: xxborrower xxhad filed bankruptcy under chapter-xx on xx/xx/xxxx with the xx# xx xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxloan modification agreement was made on xx/xx/xxxx between the borrower xxand lender xx, xx & xx. xxborrower promises to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred balance amount of xxand the interest-bearing amount of xxstated in the modification is xxless xxin the amount of xx, which has been forgiven.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "According to final HUD-x, the settlement date is x/xx/xxxx. However, original Note date is x/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42965447	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.61	1.450%	480	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.225%	First	Final policy	Not Applicable	Not Applicable	02/01/2020	xx	$2,466.84	3.500%	$1,692.39	03/01/2020	Financial Hardship	xxreview of the updated report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx xxII which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found.
xst installment of city jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of city jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
xxinformation pertaining to bankruptcy has been found.
xxreason for default as per servicing comment is a reduction of income.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.
xxcomment dated xx/xx/xxxx states that the borrower has been impacted by covid-19. xxsubject property has been occupied by the owner but the borrower has rental properties that tenants are not paying due to covid-19 and the borrower unable to make payments on this owner occupied house due to lack of income.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxand (xx) xx, xx. on xx/xx/xxxx.
xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance in the amount of $x,xxx.xx. xxis no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program document is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia state. The following state disclosures are missing from the loan file.
x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges For Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value
x. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18587151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.750%	299	xx	xx	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxof xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxVI which was recorded on xx/xx/xxxx.
x) xxis an active civil judgment against the borrower in the favor of xx which was recorded on xx/xx/xxxx for the amount of xx.
x) xxis a civil judgment in the favor of xxwhich was recorded on xx/xx/xxx in the amount of $xxxx.xx.
x) xxis another civil judgment in the favor of xxwhich was recorded on xx/xx/xxxx in the amount of $xxxx.xx.
x) xxare nine IRS liens against the borrower in the favor of xx. of the xxin the total amount of $x,xxx,xxx.xx which was recorded in different dates.
xxcombined annual taxes for the year of xxxx have been paid in the amount of xx. xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxto servicing comments, the current status of the loan is performing. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
xxinformation pertaining to bankruptcy has been found.
xxreason for default as per servicing comment is illness of the borrower.
xxcomment dated xx/xx/xxxx states that the litigation was filed. xx, litigation was filed for legal issue. xxinformation is not available to confirm whether the litigation hold was removed.
xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl x) "The borrower billing rights information is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina state. The following state disclosures are missing from the loan file.
x.Amortization Schedule Disclosure
x.Credit Property Insurance Disclosure
x.Fee Agreement
x.Priority of Security Instrument Disclosure
x.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23904662	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,127.84	6.250%	360	xx	xx	Conventional	ARM	Refinance	49.561%	49.561%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.587%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx, xx.

xxchain of assignment has not been completed. xxlast assignment is with xx REO xx, recorded on xx/xx/xxxx.

xxare xx special assessment liens active in the favor of xxof xxin the total amount of xxrecorded on different dates.

xxis a special tax lien in the favor of xxby xxthe amount lien has not been provided recorded on xx/xx/xxxx.

xxxst and xnd installment of tax for the year ofxxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collection. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to determine from available servicing comments. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.

xxemployer, job type and length of employment of borrower is not available in servicing comments. xxevidence of foreclosure found in servicing comments. xxcomments have been found for damages or repairs.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx and amount of claim was xxand arrearage is xx. xxper schedule D of voluntary petition amount of claim is xxand value of collateral is $x,xxx,xxx.xx. xxthere is no unsecured portion.  xxborrower promise to pay $xxxx.xx for x months and $xxxx.xx for remaining xx months. xxto trustee's final report dated xx/xx/xxxx (xx# xx the arrearage has been paid in the amount of xx.
xxof discharge is xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service Transfer document is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in loan file."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "ROR transaction date is x/xx/xxxx but note date is x/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97441099	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	10/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.500%	300	xx	xx	HELOC	Revolving	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxof xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis a credit card judgment open against the borrower in the favor of xx xx. in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a credit card judgment open against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxcounty taxes of xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement HELOC booklet"	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72726572	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,147.06	$1,562.28	7.725%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.800%	First	Final policy	Not Applicable	xx	04/01/2016	xx	$1,582.77	5.000%	$992.51	05/01/2016	Financial Hardship	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the amount of xx.	xx: xxloan is in bankruptcy and the next due date is xx/xx/xxxx. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the amount of xx. xxto determine the current employment of the borrower.
xx (xx/xx) had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxbankruptcy case is still active.
xxloan has been modified twice since origination.
xxloan was first modified on xx/xx/xxxx located at “xx”. xxborrower has been making payment as per second traditional loan modification agreement which was made on xx/xx/xxxx. xxto determine the current occupancy and condition of the subject property as we don’t have comments for the same.
xx: xx:xx (xx/xx) had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxchapter xx first modified plan was filed on xx/xx/xxxx which was confirmed on xx/xx/xxxx. xxcreditor ABS REO xxII had filed POC on xx/xx/xxxx with a secured claim amount of xxand arrears of $x,xxx.xx. xxdeadline to file POC was scheduled on xx/xx/xxxx. xxto the plan (xx# xx which was filed on xx/xx/xxxx, the debtor shall pay the amount of $x,xxx.xx x to xx months and $x,xxx.xx for xx to xx months. xxper the confirmed chapter xx plan, the claim for xx (xnd lien) will be treated as wholly unsecured and/ or stripped off and the claim for subject creditor will be treated as secured. xxbankruptcy case is still active.	xxloan has been modified twice since origination.
xxloan was first modified on xx/xx/xxxx located at “xx”.
xxborrower has been making payment as per traditional loan modification agreement which was made on xx/xx/xxxx between the borrower xxand the lender BSI xx. xxper the modification agreement the new principal balance is xxwith deferred $x,xxx.xx; hence, interest-bearing will be xx. xxborrower promises to pay the amount of $xxx.xx as a P&I with the rate of interest x% beginning from xx/xx/xxxx till the maturity xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index as the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The loan was originated on x/xx/xxxx and settled on x/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61322717	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,652.77	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	69.558%	69.558%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	722	Not Applicable	46.782%	First	Final policy	Not Applicable	Not Applicable	02/03/2020	xx	Not Applicable	4.625%	$2,044.89	03/01/2020	Financial Hardship	xxdated xx/xx/xxxx reflects the subject mortgage is in xst lien position. xxchain of assignment is not complete. xxlatest assignment is to xxrecorded xx/xx/xxxx. xxassignment to xx xxII.
xxare no active judgments or liens found.
xxis $x,xxx.xx.
xxxxxx/xxxx xxxst half taxes were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxxxx/xxxx xxxnd half taxes were paid on xx/xx/xxxx in the amount of $x,xxx.xx.	xxof the payment history dated xx/xx/xxxx reflects that the borrower is current and next due for the xx/xx/xxxx payment. xxlast payment was received from the borrower on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx payment. xx/xx/xxxx and xx/xx/xxxx payments were applied and the payments have been deferred. xx/xx/xxxx payment will also be applied when it comes due and those funds will be added to the deferred balance amount. xxcurrent UPB as per tape data reflects in the amount of xx.	xx: xxof the payment history dated xx/xx/xxxx reflects that the borrower is current and next due for the xx/xx/xxxx payment. xxlast payment was received from the borrower on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx payment. xx/xx/xxxx and xx/xx/xxxx payments were applied and the payments have been deferred. xx/xx/xxxx payment will also be applied when it comes due and those funds will be added to the deferred balance amount. xxcurrent UPB as per tape data reflects in the amount of xx.
xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith a fixed interest rate of x.xxxx% and P&I of $x,xxx.xx beginning xx/xx/xxxx until the maturity date of xx/xx/xxxx.
xxcomment dated xx/xx/xxxx reflects the borrower called in to get assistance due to xx-xx.  xxnoted the borrower's employment or income has been impacted due to covid-19 stating borrower is unable to work until further notice and they are unable to continue making payments.  xxservicer noted the xxhas been impacted by COVID and received a deferral beginning with the xx/xx/xxxx payment.  xxsubsequent two monthly payments will be deferred in the month they become due.  xx/xx/xxxx - xx/xx/xxxx payments will be deferred due to xx.  xxdeferred payment amounts will be due at maturity.  xxloan will be due for the xx/xx/xxxx payment after the COVID FB xxis finished.  xxto determine if the borrower will be employed again by then.
xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith a fixed interest rate of x.xxxx% and P&I of $x,xxx.xx beginning xx/xx/xxxx until the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "The Final HUD is not executed by the borrower however is stamped Certified True and Correct Copy of the Original and is signed by the Settlement Agent. The property is located in California which is an Escrow State."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to failing the TILA APR Test as the Final TIL is missing."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test failed due to missing the Final TIL and the APR was entered as x%.  Loan data is x.xxx% and comparison data is x.xxx%. Hence the variance is -x.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45942231	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,382.61	6.250%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.010%	First	Final policy	Not Applicable	Not Applicable	09/14/2010	xx	Not Applicable	4.750%	$2,892.85	12/01/2010	Financial Hardship	xxdated xx/xx/xxxx reflects the subject mortgage is in xst lien position. xxchain of assignment is not complete. xxlatest assignment is from xx xxII to xx REO xxII dated xx/xx/xxxx and recorded xx/xx/xxxx. xxbe in the name of xx xxII.
xxare no active judgments or liens found.
xxis $x,xxx.xx.
xxxxxx/xxxx xxxst half taxes were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxxxx/xxxx xxxnd half taxes were paid on xx/xx/xxxx in the amount of $x,xxx.xx.	xxof the payment history dated xx/xx/xxxx reflects the loan is current and next due for the xx/xx/xxxx payment. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the tape data, the current UPB is in the amount of xx.	xx: xxof the payment history dated xx/xx/xxxx reflects the loan is current and next due for the xx/xx/xxxx payment. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the tape data, the current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx and the original xxwas amended. xxnew modified or amended note interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx.  xxnew maturity date is xx/xx/xxxx.
xxfiled bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which states that the amount of secured claim is xxand the amount of arrearage is xx. xxfiled the amended chapter xx plan on xx/xx/xxxx which states that the debtor shall pay $x,xxx.xx per month for x months, then $x,xxx.xx per month for xx month and debtor will cure the subject arrears which is in the total amount of xxthrough plan. xxof confirming plan was filed on xx/xx/xxxx which states that the debtor’s amended chapter xx plan which was filed on xx/xx/xxxx is hereby confirmed.  xxdebtor was dismissed on xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxinformation has been found regarding the xx, xxand xxof xxin the available servicing comments.
xxinformation has been found regarding xxin the servicing comments.
xx: xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which states that the amount of secured claim is xxand the amount of arrearage is xx. xxhas filed the amended chapter xx plan on xx/xx/xxxx which states that the debtor shall pay $x,xxx.xx per month for x months, then $x,xxx.xx per month for xx month and debtor will cure the subject arrears which is in the total amount of xxthrough plan. xxof confirming plan was filed on xx/xx/xxxx which states that the debtor’s amended chapter xx plan which was filed on xx/xx/xxxx is hereby confirmed. xxon debtor was dismissed on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx and the original xxwas amended. xxnew modified or amended note interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxnew maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Mortgage Insurance	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Risk Indicator is Moderate due to failing the TILA APR Test due to missing the Final TIL and the APR was entered as x%."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance TILA APR Test failed due to missing the Final TIL and the APR was entered as x%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This is FHA loan and MI certificate is required which is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33187637	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.387%	300	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxof xx, NA for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlast assignment is with xx  which was recorded on xx/xx/xxxx.
xxis one civil judgment against "xx, xx., a xxand xxJ. O’xx" in the favor of xxof xx, NA for the amount of xxwhich was recorded on xx/xx/xxxx.
xxare two IRS liens against the borrower, “xxJ O’xx” in the favor of xxof the xx - xxfor the amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxinstallment of county taxes for the year of xxxx is due on xx/xx/xxxx for the amount of $x,xxx.xx and the second installment is due in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found. xxdate for xst half of county taxes for the year of xxxx has been extended till xx/xx/xxxx due to covid xx.
xxto the latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xx% and P&I is $x,xxx.xx.	xx: xxloan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per tape data is reflected in the amount of xx. xxcurrent interest rate is x.xx% and P&I is $x,xxx.xx.
xxto comment dated xx/xx/xxxx, the first lien with the servicer, xxof xxhas been paid in full. xxsame dated comment shows the current unpaid balance as $x.xx. xx, the latest payment history as of xx/xx/xxxx shows the loan is currently performing and due for xx/xx/xxxx. UPB as per tape data is reflected in the amount of xx.
xxto comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxnotice of default was filed on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the foreclosure was put on hold for the original assignment. xxcomment dated xx/xx/xxxx shows the file was put on hold for loss mitigation. xxto comment dated xx/xx/xxxx, the repayment plan was offered to the borrower which was due from xx/xx/xxxx till xx/xx/xxxx for the amount of xx. xxballoon payment in the amount of xxwas due on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the plan has been ended. xxto comment dated xx/xx/xxxx, the foreclosure has been closed.
xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xxto comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxnotice of default was filed on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the foreclosure was put on hold for the original assignment. xxcomment dated xx/xx/xxxx shows the file was put on hold for loss mitigation. xxto comment dated xx/xx/xxxx, the repayment plan was offered to the borrower which was due from xx/xx/xxxx till xx/xx/xxxx for the amount of xx. xxballoon payment in the amount of xxwas due on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the plan has been ended. xxto comment dated xx/xx/xxxx, the foreclosure has been closed.
xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Washington. The following state disclosures are missing from the loan file.
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68449970	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/19/2024	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$744.86	7.590%	300	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx under instrument# xx in the amount of xxin favor of xxof xx, NA. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx xxV.
xxare three junior mortgages on the subject property as follow.
xxone is in the amount of $ xxwhich was recorded on xx/xx/xxxx in favor of xxof xx.
xxone is in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxof xx.
xxone is in the amount of $ xxwhich was recorded on xx/xx/xxxx in favor of xxof xx.
xxis one civil judgment open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.
xxannual combined taxes for xxxx have been paid in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is $x,xxx.xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is $x,xxx.xx.
xxto the PACER, the debtor’s “xxJ. xxand xxC. xx” had filed the bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. MFR was filed on xx/xx/xxxx. POC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of xx. xxper plan dated xx/xx/xxxx xxshall pay arrears through the plan with monthly payment of $x,xxx.xx. xxthe bankruptcy was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. xxper trustees final report dated xx/xx/xxxx the debtor has paid total arrears xxtowards the subject creditor.
xxper the collection comment dated foreclosure proceedings were initiated on property referred to the attorney and the complaint was filed on xx/xx/xxxx with the case# xx xxxxxx-xx. xxper comment dated xx/xx/xxxx the xxwas entered on xx/xx/xxxx. xxwas put on hold due to the bankruptcy filed by debtor on xx/xx/xxxx under chapter-xx with case # xx xxMFR was filed on xx/xx/xxxx. xxsale was scheduled on xx/xx/xxxx. xxper the collection comment dated xx/xx/xxxx the foreclosure was dismissed. xxfurther details have been found regarding foreclosure. xxloan is performing and next due date is xx/xx/xxxx.

xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xxper the collection comment dated foreclosure proceedings were initiated on property referred to the attorney and the complaint was filed on xx/xx/xxxx with the case# xx xxxxxx-xx. xxper comment dated xx/xx/xxxx the xxwas entered on xx/xx/xxxx. xxwas put on hold due to the bankruptcy filed by debtor on xx/xx/xxxx under chapter-xx with case # xx xxMFR was filed on xx/xx/xxxx. xxsale was scheduled on xx/xx/xxxx. xxper the collection comment dated xx/xx/xxxx the foreclosure was dismissed. xxfurther details have been found regarding foreclosure. xxloan is performing and next due date is xx/xx/xxxx.
xx: xxto the PACER, the debtor’s “xxJ. xxand xxC. xx” had filed the bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. MFR was filed on xx/xx/xxxx. POC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of xx. xxper plan dated xx/xx/xxxx xxshall pay arrears through the plan with monthly payment of $x,xxx.xx. xxthe bankruptcy was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. xxper trustees final report dated xx/xx/xxxx the debtor has paid total arrears xxtowards the subject creditor.	Not Applicable	Credit Application Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77180772	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/18/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.47	8.250%	300	xx	xx	HELOC	ARM	Unavailable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	786	755	32.778%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has not been completed as currently the assignment is with xx , as it should be with xx xxV.
xxactive judgments or liens found.
xx;
x) xxcombined annual taxes for the year of xxxx are found delinquent in the amount of $xxx.xx with the good through date of xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx the loan is currently in no delinquency months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx the loan is currently in no delinquency months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxcomment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows that the foreclosure process was put on hold due to loss mitigation program. xxmore information regarding foreclosure activity is available in the collection comments.
xxbankruptcy was not initiated in the loan.
xxvisible damages or repairs have been observed on the subject property.

xx: xxcomment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows that the foreclosure process was put on hold due to loss mitigation program. xxmore information regarding foreclosure activity is available in the collection comments.
xx: xx	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file"
																																																																																								* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91664268	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/17/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$699.04	11.611%	360	xx	xx	Conventional	Fixed	Cash Out	99.984%	99.984%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx to secure the loan amount of xxwith lender xx & xx, xx, recorded on xx/xx/xxxx has been active on the title.
xx, the assignment of the mortgage is with xx xx, further assignment to "xx xx " is missing.

xxjudgments and liens are active on the title.
x. xxis a civil judgment against borrower, xxL. xxin the favor of plaintiff  "xx" for the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
x. xxis a civil judgment against borrower, xxL. xxin the favor of plaintiff  "xx" for the amount of $xxx.xx which was recorded on xx/xx/xxxx.
x. xxis a state tax lien active against borrower,  xxin the amount of $xxx.xx which was filed by xxof xxon xx/xx/xxxx.

xx:
xxtaxes are paid through xxxx. xxxxxx taxes were paid in the amount of $xxxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. xxcurrent UPB reflected per tape data is in the amount of xx.	xx: xxstatus of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and is next due for xx/xx/xxxx. xxUPB reflected as per the payment history is in the amount of xx.
xxis no comment regarding foreclosure in latest collection comments.

xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxper BPO report dated xx/xx/xxxx, the subject property needs some repair in the total amount of xxwhich includes replacement of roof (cost: $xxxx.xx), exterior painting (cost: $xxxx.xx) and some exterior finishing like pressure wash brick (cost: $xxx.xx). xx, collection comment does not state anything about damage to the property.
xx: xx: xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
Not Applicable	Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Late Fees Test: Result FAIL Loan Data x.xxx% Comparison Data x.xxx%  Variance +x.xxx%"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test: Result FAIL Loan Data x.xxx% Comparison Data x.xxx%  Variance +x.xxx%

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl x)     "This loan has failed GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test.
																																																																																								The loan charges a prepayment penalty with a term exceeding x years."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21664306	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.000%	300	xx	xx	HELOC	ARM	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxis a notice of delinquent assessment lien in the favor of LA xxhills xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis an IRS lien in the favor of xxof the xx - xxin the amount of $x,xxx,xxx.xx which was recorded on xx/xx/xxxx.
xxfirst installment county taxes of xxxx/xxxx have been delinquent in the amount of $xxxx.xx which were due on xx/xx/xxxx and they are good through xx/xx/xxxx.
xxsecond installment county taxes of xxxx/xxxx have been delinquent in the amount of $xxxx.xx which were due on xx/xx/xxxx and they are good through xx/xx/xxxx.
xxreview of updated payment history shows that the borrower is current with the loan and the next due for regular payment is xx/xx/xxxx. xxlast regular payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xx. xxborrower has made the payment as per the document located at 'xx'.
..
xx: xxreview of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxreview of updated payment history shows that the borrower is current with the loan and the next due for regular payment is xx/xx/xxxx. xxlast regular payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xx. xxborrower has made the payment as per the document located at 'xx'. xxborrower xxJ xxhad filed the bankruptcy on xx/xx/xxxx under chapter xx with the case# xx the plan is not confirmed yet. xxbankruptcy was dismissed on xx/xxxxx and the case was terminated on xx/xx/xxxx. xxdate of the last filing the bankruptcy was xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the borrower has agreed to verbal repayment plan and the first payment was due on xx/xx/xxxx in the amount of $xxx.xx. xxdamage and repairs have been found. xxinformation pertaining to foreclosure has been found. xxloan has not been modified since origination.
xx: xx: xxborrower xxJ xxhad filed the bankruptcy on xx/xx/xxxx under chapter xx with the case# xx the plan is not confirmed yet. xxbankruptcy was dismissed on xx/xxxxx and the case was terminated on xx/xx/xxxx. xxdate of the last filing the bankruptcy was xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "x.HELOC booklet is missing from the loan file. x.Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of California. The following state disclosures are missing from the loan file.
x.Impound Account Disclosure
x.Cosigner Notice
x.Private Mortgage Insurance Disclosure
x.Earthquake Disclosure for Condominiums
x.Hazard Insurance Disclosure
x.Insurer RecommendationDisclosure
x.CA Fair Lending Notice
x.Anti-Tying Disclosure
x.Privacy Notice
xx.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
xx.Fair Debt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70354401	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.77	9.125%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	701	Not Applicable	39.745%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xx, the mortgage assignment is with xxof xx, NA. xxshould be with xx xxis a junior mortgage open against the subject property in favor of xx, DBA xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcombined taxes of xxxx-xxxx have been paid in the amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the loan is current. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxservicing comment and documents in file reveal that loan is in collections and currently in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the loan is current. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.

xx: xx: xx	Not Applicable	Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to TILA Foreclosure Rescission Finance Charge Test is failed.
This loan failed the TILA right of rescission test"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test shows the loan data $xxx,xxx.xx, Comparison data $xxx,xxx.xx and Variance -$xx.xx.
This loan failed the TILA right of rescission test"
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73269063	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$635.60	13.290%	360	xx	xx	Conventional	Fixed	Purchase	101.446%	101.446%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	590	603	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with (borrowers) xxK. xxand xxA. xxand the (xx) xx, xx. was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx book/page # xx xxof assignment has not been completed, last assignee xx xxIII is missing and the last assignment was done from xx xx. to xx which was recorded on xx/xx/xxxx.
xxjunior/senior mortgage has found.
xxactive judgment or lien has not found.
xxcombined taxes for the year xxxx have been paid in the amount $xxx.xx. xxtax amount is $xxx.xx. xxdelinquent taxes have been found.
xxownership of the subject property is vesting in the name xxK. xxand xxA. xx (borrowers).	xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB is not reflected in the payment history. UPB as per tape data is in the amount of xx.
xxper rate reduction rider interest rate is reduced from xx.xx% to xx.xxx%. xxthe P&I have also changed accordingly from $xxx.xx to $xxx.xx.	xx: xxper servicing comments, the loan is currently in collection. xxto the payment history as of xx/xx/xxxx, the borrower is currently in collection. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB is not reflected in the payment history. UPB as per tape data is in the amount of xx.
xxper comments dated xx/xx/xxxx, reason for default is unemployment of wife.
xxregarding foreclosure is not available in latest servicing comments.

xx: xx: xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test
GSE (Fannie Mae public guidelines) Predatory Lending Guidance
GSE (Fannie Mae public guidelines) Points and Fees Test
GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test

GSE (Freddie Mac public guidelines) Predatory Lending Guidance
GSE (Freddie Mac public guidelines) Points and Fees Test
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx, Variance: -$xxx.xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
x. Insurance Sales
x. Fair Housing Notice
x. Homeownership Protection Center Disclosures
x. Notice of Free Choice of Agent or Insurer
x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges For Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value
x. Affiliated Business Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing Transfer Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43505895	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.32	6.125%	360	xx	xx	Conventional	Fixed	Refinance	64.815%	64.815%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	16.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx to secure the loan amount of xxand recorded on xx/xx/xxxx.
xxchain of assignment is incomplete. xx, the mortgage is assigned to xx xxassignment to xx xxis missing.
xxis a junior mortgage active against the subject property in the amount of xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and is next due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected per tape data is in the amount of xx.	xx: xxper the review of servicing comments, the borrower is current with the loan and is next due for xx/xx/xxxx.
 xxper payment history, the last regular payment was received on xx/xx/xxxx.
xxevidence of foreclosure activity was found.
xxevidence of damage or repair to the subject property was found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE is moderate due to failure of following tests:

x.This loan failed the TILA finance charge test.

x.This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49326579	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.04	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.522%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the xx-title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx & xx, which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxcurrent assignment is with xx, xx & xx, which was recorded on xx/xx/xxxx. xx, it should be with xx xxII.
xxactive judgments or liens have been found.
xxcombined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is xx.	xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is xx.
xxreason for default is decreased income.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28127328	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.740%	300	xx	xx	HELOC	Revolving	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with (borrowers) xxF. xxand xxL. xxand the (xx) xxof xx, NA was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx book/page # xx xxof assignment has been completed and the last assignment was done from xxof xxN.A. to xx which was recorded on xx/xx/xxxx.
xxjunior/senior mortgage has found.
xxis one xxlien has found against the borrower in the favor of xxand xx, in the amount $x,xxx.xx, recorded on xx/xx/xxxx.
xxtaxes for the year xxxx have been delinquent in the amount $x,xxx.xx. xxtax amount is $x,xxx.xx.
xxownership of the subject property is vesting in the name xxF. xxand xxL. xx (borrowers).
xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB is not reflected in payment history. xxper tape data, xxUPB is in the amount of xx. xxis making payment as per document dated xx/xx/xxxx, which is located ata"xx.	xx: xxper servicing comments, the loan is current. xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB is not reflected in payment history. xxper tape data, xxUPB is in the amount of xx.
xxfor default is not found in latest servicing comments.
xxregarding foreclosure is not available in latest servicing comments.

xx: xx: xx	Not Applicable	Credit Application Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Disclosure is missing from loan files. Disbursement sheet/Fees sheet/ Fee statement is missing from loan files."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67197130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,922.00	5.500%	180	xx	xx	Conventional	Fixed	Cash Out	59.259%	59.259%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	25.476%	First	Final policy	Not Applicable	Not Applicable	01/01/2012	xx	$9,965.58	2.000%	$1,449.04	02/01/2012	Financial Hardship	xxper the review of xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx xx for xxto xx xx.
xxis one junior mortgage against the subject property in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxcounty taxes of the year xxxx have been paid in the amount of xx.
xxprior years of delinquent taxes have been found.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and PITI $xxxx.xx. xxUPB is reflected in the payment history is in the amount of xx.	xx: xxborrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and PITI $xxxx.xx. xxUPB is reflected in the payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, the reason for default is xxof income. xxper comment dated xx/xx/xxxx, the loan has been reinstated.
xxloan has been modified on xx/xx/xxxx.
xxdetails regarding the foreclosure and bankruptcy have not been found.
xxper comment dated xx/xx/xxxx, the subject property is owner-occupied. xxcomments were indicating damages and repairs to the subject property.

xx: xxper collection comments dated xx/xx/xxxx, xxwas xxto xxon xx/xx/xxxx. xxper comment dated xx/xx/xxxx, file was placed on hold due to xxand all work in proceeding with the foreclosure process was cease. xxper the document located at -“xx-xx”, past due mortgage payments for the month(s) of xxthrough xxxxxx which total $x,xxx.xx and will be due upon maturity of the loan and added to the last payment due. xx, completed on xx/xx/xxxx.
xx: xx	xxstep modification was agreement was signed between the borrower xxS. xxand lender xx. on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xx. xxborrower promises to pay the P&I in the amount of $xxxx.xx with a step interest rate from x.xx% to x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxper the document located at -“xx-xx”, xxdue mortgage payments for the month(s) of xxthrough xxxxxx which total $x,xxx.xx and will be due upon maturity of the loan and added to the last payment due.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23515450	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.891%	381	xx	xx	HELOC	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xxwhich was recorded on xx/xx/xxxx with the xx/xx# xx xxxxx / xxxx.

xxper the xxtitle report, no assignment found, xx, the subject mortgage is with the original lender xx. xxit should be with xx

xxis a junior mortgage in the favor of xx, F.S.B.  xxthe amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx xxxxx / xxxx.
xxcombined annual taxes of xxxx have been paid in the total amount of $x,xxx.xx.
xxschool annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxof xxas of xx/xx/xxxx reveals that the borrower has been delinquent for more than thirty days and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.	xx: xxreview of the collection comment as of xx/xx/xxxx, the loan is in collection. xxborrower has been delinquent for more than thirty days and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx with the P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxpayment history does not reflect the current UPB, however as per the tape data as of xx/xx/xxxx with the UPB is in the amount of xx.
xxcollection comment does not reflect the reason for default.

 A review of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found. xxloan has not been modified since origination. xx, the as per xxlocated at "xx" the terms of the xxof xxhas been extended from xx/xx/xxxx to xx/xx/xxxx.
xxborrower had made the last payment as per the payment change notice document located at “xx”.
xxoccupancy of the subject property is unable to be determined. xxcomments were indicating damages and repairs to the subject property.

xx: xx: xx	Not Applicable	x-x Family Rider Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "The final loan application is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing required x-x family rider (Lvl x)     "x-x Family Rider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
 x. NY Interest Rate Disclosure
 x. NY Hazard Insurance   Disclosure
 x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
 x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
 xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
 xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing in the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67018961	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.51	11.990%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	547	529	41.276%	First	Final policy	Not Applicable	Not Applicable	12/01/2017	xx	$499.52	4.500%	$499.52	01/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx" for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx xxIII.
xxare x xxtax liens against the borrower, first with the favor of xxfor the amount of x,xxx.xx recorded on xx/xx/xxxx and second with the favor of xxfor the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been found in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been delinquent in the amount of $xxx.xx on xx/xx/xxxx till good through dated xx/xx/xxxx and combined annual taxes for the year of xxxx have been delinquent in the amount of $xx.xx on xx/xx/xxxx till good through dated xx/xx/xxxx.
xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the reason for default is death of the borrower’s mother. xxcomment dated xx/xx/xxxx, the borrower has impacted by xx-xx and the borrower accepts the forbearance plan for x months form xx/xx/xxxx to xx/xx/xxxx. xxcomment states that the current status of the borrower is unemployment due to xx-xx and the borrower is unable to make payment, she state that at the end of the forbearance plan she will be possible to make full payment. xxper the comment dated xx/xx/xxxx, the xx-xx FB plan follow up email has been sent. xxcomment dated xx/xx/xxxx, the borrower has promised to pay for xx/xx/xxxx in the amount of $xxx.xx. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.

xx: xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx, xx”. xxper the modified terms, the new principal balance is xxand the deferred principal balance is $xxx.xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
x. Agent Preference Disclosure
x. Casualty Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24159899	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$810.25	6.850%	360	xx	xx	Conventional	Fixed	Purchase	97.749%	97.749%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	523	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2017	xx	Not Applicable	3.750%	$552.37	09/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. which was recorded on xx/xx/xxxx. xxof assignment has not been completed. xx, the mortgage is with xx.
xxis a IRS lien against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx.
xxis a state tax lien against the borrower in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xx. of xx.
xxtaxes are exempted.
xxto the review of the payment history, the borrower has been delinquent for xx days and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx.	xx: xxloan is in xxand the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.
xxper the xxcomment dated xx/xx/xxxx, the FB plan was offered to borrower starting from xx/xx/xxxx to xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the borrower called asking whether they will be working or their employment will be affected. xxper the comment dated xx/xx/xxxx, the borrower was offered a FB plan starting from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
xxper the xxcomment dated xx/xx/xxxx, the borrower’s income has been impacted by xx-xx.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xx: xx
xxloan modification agreement was made between (borrower) xxand (xx) xx, xxon xx/xx/xxxx. xxborrower promises to pay the new UPB in the amount of xxwith interest rate starting at x.xxx % and the modified P&I is in the amount of $xxx.xx, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
711443	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	5.000%	607	xx	xx	HELOC	Fixed	Not Applicable	46.154%	46.154%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/20/2015	xx	$3,579.26	4.125%	$257.28	01/20/2015	Financial Hardship	xxreview of the xxdated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx with xx# xx xx/xx# xx xxchain of assignment is complete. xxlatest assignment is with “xx xxVI” recorded on xx/xx/xxxx with case # xx xxactive liens or judgments are found. xxxst installment of xxjurisdiction of the year xxxx are paid in the amount of $xxx.xx on xx/xx/xxxx.xxxnd installment of xxjurisdiction of the year xxxx are paid in the amount of $ x,xxx.xx on xx/xx/xxxx xx/xx/xxxx.xxare no delinquent taxes found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied to date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxUPB reflected as per the payment history is in the amount of xx.

xxactive xxfound. xxactive xxfound. xxreason for default is excessive xxas per the comment dated xx/xx/xxxx. xxsubject property has been occupied by the owner. xxemployer, job type and length of employment of borrower are not available in servicing comments.
xxare no comments indicating any damage or repairs to the subject property.

xx: xx: xx	xxmodification agreement is made between the borrower xxD xxand xxof xx (“xx”) on xx/xx/xxxx. xxper the modified term the new principal balance is xxand the deferred balance is $x,xxx.xx with interest bearing amount of xx. xxpromises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx for a period of xxx months and an amount of $xxx.xx up to the maturity date of xx/xx/xxxx.xxis no xxprovision.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/xxxx. The Lost Note Affidavit is located at "xxxxxxxxxx_Lost Note Affidavit-xxxxxxxxaxxfxxxxpg# xx	* Application Missing (Lvl x) "The loan application xxxx is missing from loan file documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure document is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal Document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated Business Form document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16805018	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.83	10.550%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.500%	$359.80	Unavailable	Unavailable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx lender of xxof xxamount xxwhich was originated from xx/xx/xxxx.
xxthe assignment is from xx
xxactive judgments or liens have been found against borrower.
xxare two open senior mortgages in the total amount of xxrecorded on xx/xx/xxxx and xx/xx/xxxx respectively. xxtitle policy xxB does not show exception for senior mortgage.
xx/xxtaxes of xxxx are delinquent in the amount of $x,xxx.xx with the good though date xx/xx/xxxx.
xxxx annual taxes have been paid amount $x,xxx.xx on xx/xx/xxxx.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. xxlast payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.	xx: xxloan is performing. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been making payments regularly. xxlast payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xx.
xx: xx: xx	xxloan modification is missing from the loan file. xxconventional fixed rate loan was originated on xx/xx/xxxx with fixed interest at the rate of xx.xxxxx % and P&I in the amount of $xxx.xx however latest pay history shows current interest rate that is x.xxx % and P&I in the amount of $xxx.xx. xxshows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test: FAIL Loan Data x.xxx% Comparison Data x.xxx%  Variance +x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL x.xxx% xx.xxx% -xx.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Recession document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8265435	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,975.13	5.875%	360	xx	xx	Conventional	Fixed	Purchase	70.146%	70.146%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx.
xxof assignment has not been completed. xx, the mortgage is with xx, xx. xx xxwhich was recorded on xx/xx/xxxx. xxshould be with xx xxIII.
xxis a state tax lien against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of NY xxof xxand xx.
xst, xnd, xrd and xth installment taxes for the year of xxxx have been paid in the total amount of xx. xxcharges for the year of xxxx have been delinquent in the amount of $x.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied on xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied on xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxRFD is unable to be determined. xxrepairs and damages have been found. xxproperty is owner occupied. xxcomments have been found stating the borrower’s income has been impacted by COVID-xx.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is received in the loan file located at"xxxxxxxxxx_HUDx Settlement Statement_xxxxxxxxx_xxxxxxxxx", the points and fees are given hand written. However, the same considered for Compliance test."	* ComplianceEase Exceptions Test Failed (Lvl x) "Secondary Market Exceptions and Loan Conditions
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees". FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Secondary Market Exceptions and Loan Conditions
This loan failed the seller-paid points and fees exception test."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following required state disclosures are missing from the loan file.

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11761862	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.22	9.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	Not Applicable	3.375%	$258.65	06/01/2016	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxY. xxand lender xxL. xxand xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx” instead of “xx xx”. xxcombined tax for the year of xxxx has been exempt on xx/xx/xxxx in the amount of $xxxx.xx.	xxof the latest xx months payment history shows that the borrower has been delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject property is in collection. xxof the collection comments states that the borrower has been delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx. xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship. xxper the comment dated xx/xx/xxxx, the reason for default is covid-19 impacted through job loss, a reduction of hours or temporary unemployment. xxper comment dated xx/xx/xxxx the repayment plan was offered to the borrower. xxxst payment is due on xx/xx/xxxx and last due on xx/xx/xxxx in the amount of $xxx.xx. xxlength of the plan is x months. xxfurther details have been found. xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. However itemization or estimated HUD-x are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69118483	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	05/11/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$854.92	9.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated and recorded on xx/xx/xxxx with lender xxof xxwith xx|xx/xx# xx xxxx/xxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx
xxis a junior mortgage originated and recorded on xx/xx/xxxx for the amount of xxwith lender xxof xxand xx|xx/xx# xx  xxxx/xxx.
xxannual taxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.	xx: xxcurrent status of the loan is in collection. xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.
 xxcomments have been found regarding the foreclosure.
xxloan has not been modified since the origination.
xxreason for default is unable to be determined.
xxoccupancy is unable to be determined. xx , no comments have been found regarding the property damage or repair.
xx, no any evidence has been found regarding the income impacted due to xx-xx.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper servicing comments dated xx/xx/xxxx, the prior chapter x bankruptcy has been discharged on xx/xx/xxxx.
xxper servicing comments dated xx/xx/xxxx, there are unrepaired damages. xxamount of damage is available in the collection comments. xxis no evidence to confirm the exact cost and current status of repairs.
xxper servicing comments dated xx/xx/xxxx, the repayment plan is started from xx/xx/xxxx.
xxper servicing comments dated xx/xx/xxxx, the property is owner-occupied.

xx: xx: xxborrower xxand xxhad bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48701061	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.66	4.125%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	102.517%	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	42.058%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been provided with the xxtitle report. xx, the mortgage is with the original lender “xx”
xxis one junior mortgage against the subject property in the favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxannual combined taxes of the year xxxx have been paid in the amount of $xxxx.xx.
xxprior years of delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.	xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.
xxper xxthe borrower worked at xxas a xx-xxfor x.xx years. xx, as per VOE located at xx dated xx/xx/xxxx states borrower is no longer employed. x months of reserves.
xxper tape data the borrower is not employed after closing xx-xx market. xx, the collection comments do not reflect details regarding the xx-xx and xx/forbearance plan.
xxloan has not been modified since origination.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxoccupancy of the subject property is unable to determine. xxcomments do not provide any information regarding the damages and repairs to the subject property.

xx: xx: xx	Not Applicable	Missing Required State Disclosures Mortgage Insurance	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "This is a conventional loan with LTV of xx.xx%. Required MI Cert is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina. The following state disclosures are missing from the loan files.
x. Credit Property Insurance Disclosure
x. Fee Agreement
																																																																																							x. Priority of Security Instrument Disclosure"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
498713	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.94	8.550%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with xx(borrowers) and xx, NA (xx) was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx xx/xx# xx / xxx.
xxof assignment has not been completed, last assignee xxis missing and the last assignment was done from xx which was recorded on xx/xx/xxxx.
xxis a xx (xxof xx) against the subject property in the favor of FEMA which was recorded on xx/xx/xxxx.
xxis one junior mortgage were originated on xx/xx/xxxx lender xx, xx. xxmortgage loan amount is $x,xxx.xx which was recorded on xx/xx/xxxx.
xxcounty taxes for the year xxxx have been paid in the amount $xxx.xx. xxtax amount is $xxx.xx. xxtaxes (remaining after payment) for the year xxxx have been delinquent in the amount $x.xx.
xxownership of the subject property is vesting in the name xx and xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of $ xx.	xx: xxper servicing comments, the loan is current. xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of $ xx.
xxregarding reason for default is not available in latest servicing comments.
xxregarding foreclosure is not available in latest servicing comments.
xxregarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Fee Itemization and Estimated HUD are missing from the loan file."	* Application Missing (Lvl x) "Final Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x. Anti-Tying Disclosure
x. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Recession is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68519120	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.99	9.080%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/09/2012	xx	$8,881.86	8.520%	$467.00	06/16/2012	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx. xxchain of assignment is incomplete as the current assignee is xx-II LLC. xxshould be with xx.
xxis a junior mortgage in the amount of xxrecorded with xx, xx.
xxare two civil judgments in the total amount $xxxx.xx.
xxestimated tax is $xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxintention is to retain the property.  xxevidence of damage or repair on subject property has been found. xxseems property is in good condition.

xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the loan with fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified UPB is xx.	Credit Application Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18501570	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$895.23	7.926%	360	xx	xx	Conventional	Fixed	Cash Out	113.768%	113.768%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	34.454%	First	Final policy	Not Applicable	Not Applicable	07/01/2012	xx	Not Applicable	5.250%	$618.72	08/01/2012	Financial Hardship	xxper review of xxdated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of "xx, xx" and it was recorded on xx/xx/xxxx under xx/xx# xx /xxx.
xxchain of assignment has not been completed as the subject mortgage is currently with "xx" instead of the current assignee "xx".
xxis an active civil judgment available in against the borrower in the amount of $xxx.xx in favor of "xx." and it was recorded on xx/xx/xxxx.
xst and xnd installment of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxavailable pay history does not reflect current UPB but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.	xx: xxloan is bankruptcy xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxavailable pay history does not reflect current UPB but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.
xxloan has been modified once since origination.  xxmodification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxto PACER xx, xx (debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor xxon xx/xx/xxxx with the secured claim in the amount of xxand with the arrearage in the amount of xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper amended plan dated xx/xx/xxxx debtor shall pay regular monthly payment $xxx.xx to the subject creditor.

xxper the docket located at “xx the foreclosure proceedings were initiated on the property and the complaint was filed on xx/xx/xxxx with case# xx. xxper document located at “xx” the final judgment of foreclosure was entered on xx/xx/xxxx. xxfor sale was issued on xx/xx/xxxx. xx, foreclosure was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx under ch# xx with case# xx xxloan is in active bankruptcy and no further details have been found regarding further foreclosure proceedings.

xxsubject property is owner occupied and no visible damages were reported.
xx: xxper the docket located at “xx the foreclosure proceedings were initiated on the property and the complaint was filed on xx/xx/xxxx with case# xx. xxper document located at “xx” the final judgment of foreclosure was entered on xx/xx/xxxx. xxfor sale was issued on xx/xx/xxxx. xx, foreclosure was put on hold due to bankruptcy filed by the borrower on xx/xx/xxxx under ch# xx with case# xx xxloan is in active bankruptcy and no further details have been found regarding further foreclosure proceedings.
xx: xxto PACER xx, xx (debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor xxon xx/xx/xxxx with the secured claim in the amount of xxand with the arrearage in the amount of xx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore the unsecured portion is xx. xxper amended plan dated xx/xx/xxxx debtor shall pay regular monthly payment $xxx.xx to the subject creditor. xxlast date of filing is xx/xx/xxxx.	xxloan has been modified once since origination. xxmodification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Missing Required State Disclosures Mortgage Insurance Origination Appraisal	xx	x: Acceptable with Warnings	* LTV or CLTV exceeds xxx% (Lvl x) "Appraisal Report at origination is missing from the loan file. The appraised value updated from tape data $xxx,xxx.xx which is less than the original loan amount $xxx,xxx.xx; hence the LTV/CLTV exceeds xxx.xx%."
* MI, FHA or MIC missing and required (Lvl x)     "This is conventional loan and LTV exceeds xx.xx% hence required MI cert which is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in OH State and required State disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
																																																																																								Non-Deposit Insurance Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20446225	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$563.48	6.625%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2014	xx	Not Applicable	7.250%	$579.85	06/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxL xx & xxD xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the xx/xx # xx / xxx. xxchain of the assignment has been completed. xxcurrent assignment is with xxII, LP.
xxare two real estate tax liens active against the property xx in the total amount of $xxxx.xx in favor of xxof xx.
 xxannual installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxannual installments of combined taxes for the year of xxxx and xxxx have created a lien on the property. xx, these taxes are paid in the amount of $x,xxx.xx.
xxcurrent ownership is vested in the name of xxL xx & xxD xx (borrower).

xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xx%.

xx: xxreview of comment history shows that the borrower is in xx. xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xx%. xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the amount of claim is xxand amount of arrearage is $x,xxx.xx. xxschedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xxand the value of property is xxout of which xxis unsecured. xxmotion for relief was filed on xx/xx/xxxx, which states that the fair market value of property is xxand the order granting motion for relief was held on xx/xx/xxxx.

xx: xx: xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the amount of claim is xxand amount of arrearage is $x,xxx.xx. xxschedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xxand the value of property is xxout of which xxis unsecured. xxmotion for relief was filed on xx/xx/xxxx, which states that the fair market value of property is xxand the order granting motion for relief was held on xx/xx/xxxx.
xxis no any evidence of cram down.

xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x settlement statement is missing from loan file. The itemization or estimated HUD-x is also not found."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     ""The operative index value is unable to be determined from the available loan files. ""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24062285	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/09/2025	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$0.00	$0.00	7.740%	300	xx	xx	HELOC	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/27/2020	xx	Not Applicable	4.500%	$1,550.99	03/01/2020	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx, xxand lender xxof xx, NA which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx, xxof the xx instead of “xx”.
xxare six xx/xx/xxliens against the subject property in the total amount of $xxx.xx which was recorded on multiple dates in favor of “xxof xxand xx” and “xx-xx”. xxdocument are attached with updated title report.
xxare three active xxliens against the subject property in the total amount of xxwhich was recorded on multiple dates in favor of “xxof xx-xx” and “xx-xx, xx”. xxsupporting documents are attached with the updated title report.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in active xx. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.

xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxof the collection comments states that the foreclosure was initiated on the subject property in xxxx by filling the first xxpendens (xx) on xx/xx/xxxx which was recorded on xx/xx/xxxx in xx/xx # xx xxper comment dated xx/xx/xxxx the foreclosure was placed on hold due to contested/xxmatter, xxfiled xxand xxto complaint. xxper comment dated xx/xx/xxxx the contested/litigation answer was filed by the borrower through attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the foreclosure sale which was scheduled for xx/xx/xxxx has been cancelled due to borrower has filed bankruptcy under chapter xx case# xx xx/xx/xxxx. xxloan is in active bankruptcy. xxfurther information has been found regarding the foreclosure.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xxof the collection comments states that the foreclosure was initiated on the subject property in xxxx by filling the first xxpendens (xx) on xx/xx/xxxx which was recorded on xx/xx/xxxx in xx/xx # xx xxper comment dated xx/xx/xxxx the foreclosure was placed on hold due to contested/xxmatter, xxfiled xxand xxto complaint. xxper comment dated xx/xx/xxxx the contested/litigation answer was filed by the borrower through attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the foreclosure sale which was scheduled for xx/xx/xxxx has been cancelled due to borrower has filed bankruptcy under chapter xx case# xx xx/xx/xxxx. xxloan is in active bankruptcy. xxfurther information has been found regarding the foreclosure.
xx: xxto the PACER, the borrower (xx) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxper xxxx xxdated xx/xx/xxxx the debtor shall pay to the trustee $x,xxx.xx for xst to xxth months in amount $x,xxx.xx for xxst months xxth months. xxof confirming plan was filed on xx/xx/xxxx which states that the debtor amended chapter xx plan is hereby confirmed. xxis in active bankruptcy.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Hud-x is missing from loan file."
* Lost Note Affidavit (Lvl x)     "Lost note affidavit is found in the loan file at locator “xxxxxxxxxx_Note_x” which states the original note has been lost. The duplicate copy of note is located in the same file."
* Missing Borrower Billing Rights (RESPA) (Lvl x)     "Borrower Billing Rights Disclosure is missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC disclosures, Disbursement Sheet and Booklet are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
																																																																																								* Missing Appraisal (Lvl x) "An Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16145184	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	07/07/2020	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$885.47	8.650%	360	xx	xx	Conventional	Fixed	Cash Out	79.989%	79.989%	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/06/2020	xx	$10,758.82	4.000%	$472.16	06/01/2020	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with xx, JR. and xxA. xx (borrower) and x. (xx) was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx xxof assignment has been completed.
xxtaxes for the year xxxx have been paid in the amount $x,xxx.xx. xxany delinquent taxes have been found.

xxownership of the subject property is vesting in the name xx, JR. and xxA. xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently performing. xxlast payment was received on xx/xx/xxxx, and the next due date for payment is xx/xx/xxxx. xxP&I amount of $ $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the latest servicing comments, the reason for default was curtailment of income as the borrower is out of expenses for the repair of the house. xxdated x/ xx/xxxx currently the house is occupied by owner. xxper payment history, currently the borrower has been currently performing. xxper latest servicing comments the loan is currently in collection. xxdetails are not available.
xxdetails have not been found from the available comments.
xxper comments dated xx/xx/xxxx, there is claim due to roof damage and the comments dated xx/xx/xxxx, the x payments with the last one in the amount of $xxxx.xx issued in xxxxxx, as per comments dated xx/xx/xxxx insurance net claim was in the amount of xx. xxcomments dated xx/xx/xxxx states that the inspection report was received repairs are xxx.xx completed. xxto the comments dated xx/xx/xxxx, the net claim amount is still under xxK. xxcomments dated xx/xx/xxxx states that the property loss dated xx/xx/xxxx.xxper recent comments the property has been occupied. xxfurther details regarding this has been found.

xx:
xxissues were found in the available collection comment.
xx: xxper comments dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xx, no further details regarding the foreclosure has been found.
xx: xxper review of PACER records, borrower filed bankruptcy on xx/xx/xxxx under chapter xx case # xx xxfiled motion for relief file xx/xx/xxxx. xxbankruptcy plan was confirmed on xx/xx/xxxx. xxper POC filed on xx/xx/xxxx POC claim amount is xxand arrearage amount is $x,xxx.xx. xxper voluntary petition file scheduled D shows the amount of claim is xxand xxis value of a collateral hence $x.xx is unsecured portion. xxthe case has been discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was done between xx, JR. and xxA. xx (borrower) and xx, xx (servicer) on xx/xx/xxxx. xxfor modification is financial hardship. xxper modification, unpaid principal balance is xx. xxper xxthe xxis interest bearing balance and xxdeferred balance. xxis forgiven balance which is x% more than the OPB. xxpromises to pay UPB with interest rate x.xxx% and P&I $xxx.xx beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxloan was modified on xx/xx/xxxx, xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "ComplianceEase risk indicator is significant as loan is failing for TX Constitution Ax Required Fees Test.
Total fee charged is $x,xxx.xx and allowed is $x,xxx.xx however it is over by +$x,xxx.xx. Borrower to be refunded $x,xxx.xx overcharged fee to cure.
A lender credit for $x,xxx.xx is provided but not applied to offset fees as we are not able to verify whether credit is specific or non-specific. The Compliance would still fail for TX cash out if credit adjusted to offset the fees as over-charge is much greater than the credit.
Fees Included-
Loan Discount Fee $x,xxx.xx
Appraisal Fee $xxx.xx
Mortgage Broker Fee (Direct) $x,xxx.xx
Settlement / Closing / Escrow Fee $xxx.xx
Title Document Preparation Fee $xx.xx
Title Insurance $x,xxx.xx
Title Courier Fee $xx.xx
Tax certificate $xx.xx
TX Guaranty Fee $x.xx
Recording Fee $xx.xx

Per statute, the x years SOL has expired."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33718525	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$709.46	10.125%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/20/2019	xx	Not Applicable	7.000%	$797.21	01/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the book/page # xx in the amount of xxwith xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx, xx, as xxof the xxV-E which was recorded on xx/xx/xxxx. xx; it should be with xx.

xxliens and judgments against the borrower:
xxare x certificates of tax sale for sewer service charges recorded in the year of xxxx, xxxx, xxxx, xxxx, xxxx, xxxx, xxxx and xxxx in the total amount of $x,xxx.xx in favor of xxof xx.
xxare x certificates of tax sale of municipal taxes recorded on xx/xx/xxxx and xx/xx/xxxx in the total amount of $x,xxx.xx in favor of xxof xx.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx.
xxcivil judgments against the borrower were recorded on different dates in the total amount of $x,xxx.xx in favor of xx.
xxsupport lien against the borrower was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xxBD xx.
xxstate tax liens against the borrower were recorded on different dates in the total amount of xxin favor of xxof xx & DIS INS.
xxcivil judgments against the borrower in the total amount of xx.
xst, xnd, xrd installments of combined taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
xth installment of combined tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower xx, xxE xxand lender xx.
xxlatest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xxforeclosure was initiated. xxper the xx-xxdocument located at xx the foreclosure complaint was filed on xx/xx/xxxx and filed again on xx/xx/xxxx.  xx, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/xxxx.
xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured claim amount. xxtrustee’s final report has been filed on xx/xx/xxxx. xxis no comment indicating a cramdown. xxcase was dismissed on xx/xx/xxxx for failure to make payments.	xxloan modification agreement was made on xx/xx/xxxx between the borrower xx, xxE xxand lender xx.
xxnew principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83040310	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	xx	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$779.98	6.250%	360	xx	xx	FHA	Fixed	Refinance	83.341%	83.341%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.521%	First	Final policy	Not Applicable	Not Applicable	08/07/2019	xx	$73,209.82	5.500%	$656.06	09/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with “xx.”
xxchain of assignment is not completed as currently the assignment is with “xx” recorded on xx/xx/xxxx instead of “xx”.
xxcivil judgments found pending against the borrower and recorded on different dates in the total amount of xxwhich is in the favor of different plaintiffs.
xxprior year delinquent taxes have been found pending.
xst & xnd installment county taxes for the year of xxxx have been paid in the total amount of xxxx.xx on different dates.
xxof payment history as of dated xx/xx/xxxx shows that loan is current and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance according to tape data is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxis performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx.
xxFC sale was recently scheduled for xx/xx/xxxx as noted on the comment dated xx/xx/xxxx. xx, FC was put on hold due to loss mitigation.
xxdebtor (xxW. xxand xxA. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxloan was modified on xx/xx/xxxx with new principal balance of xxand the deferred amount is xx.

xx: xxper collection comments xx dated xx/xx/xxxx there is a foreclosure against the subject property & file was referred to attorney on xx/xx/xxxx & as per document xx) complaint was filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xxsale was scheduled on xx/xx/xxxx. xxper comment xx/xx/xxxx user has placed file on hold as debtor had filed bankruptcy on xx/xx/xxxx. xxthe hold was removed as the debtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx. xxsale was again scheduled on xx/xx/xxxx. xxit was put on hold as loan modification was offered to the borrower on xx/xx/xxxx.

xxFC sale was recently scheduled for xx/xx/xxxx as noted on the comment dated xx/xx/xxxx. xx, FC was put on hold due to loss mitigation.
xx: xxdebtor (xxW. xxand xxA. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount xxout of secured claim in the amount of xxand the value of collateral is xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage Insurance Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in Ohio state. Following required state disclosures are missing.
x) Equal Credit Availability Notice
x) Insurance Tying Disclosure
x) Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58186759	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$722.72	6.700%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	25.167%	First	Final policy	Not Applicable	xx	08/26/2019	xx	Not Applicable	6.500%	$706.02	10/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx.

xxchain of assignment has not been completed; currently the assignment is with xx as xxof xxV-C. xx, it should be with xx.

xxis a junior mortgage against the subject property active in the favor of xx. recorded on xx/xx/xxxx in the amount of xxwith xx# xx xxis a civil judgment against the borrower active in the favor of xxC/O DB xxin the amount of xxrecorded on xx/xx/xxxx.
xxare x state tax liens against the borrower in the favor of xxof xxin the amount of $xxxx.xx recorded on xx/xx/xxxx and xx/xx/xxxx.
xst and xnd installments of combined taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount $x,xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, the servicer provided modification plan to the borrower as follows. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
xxper comment history, the foreclosure was initiated and file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xx, the foreclosure put on hold due loss mitigation option. xxfurther details have been found.
xxper comment dated xx/xx/xxx, the bankruptcy was discharged.
xxcomments have been found regarding xx-xx impact in the latest servicing comments.
xxis no evidence has been found of damage or repairs in the latest servicing comments.

xx: xxper comment history and updated title report, the foreclosure was initiated and file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx with case# xx xx, the foreclosure put on hold due loss mitigation option. xxfurther details have been found.
xx: xxborrower had filed xxunder chapter-x on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxB. xxand the lender xx, xx, as xxof xxV-C. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no deferred balances and principal forgiven amount.
xxprior modification was done on xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "Right of Rescission is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89702843	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.40	11.000%	360	xx	xx	Conventional	ARM	Refinance	98.153%	98.153%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	29.286%	First	Final policy	Not Applicable	Not Applicable	05/01/2017	xx	$2,138.07	3.750%	$570.58	05/01/2017	Financial Hardship	xxtitle report as of xx/xx/xxxx shows that the subject mortgage is on first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is incomplete as the current assignee is xxsociety, xx. xxshould be with xx.
xxactive judgments or liens have been found.
xxestimated tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxintention is to retain the property.  xxevidence of damage or repair on subject property has been found. xxseems property is in good condition.

xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the new modified principal balance of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxdeferred balance is $x,xxx.xx which is also eligible for conditional forgiveness.	Affiliated Business Disclosure Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is failed for Prepayment Penalty Term Test.
Loan charges a prepayment penalty with a term exceeding x years."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20700641	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$696.46	9.000%	324	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/23/2019	xx	Not Applicable	6.500%	$528.91	08/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xxwith xx# xx xxchain of assignment has not been completed; currently the assignment is with xx as xxof xxV-C. xx, it should be with xx.

xxis a junior mortgage against the subject property active in the favor of xxrecorded on xx/xx/xxxx in the amount of $x,xxx.xx with xx# xx xxwas subordinated with subject mortgage and there is subordination agreement located at“xxxxx xx# xx on xx/xx/xxxx.
xst and xnd installments of combined taxes for the year of xxxx are paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, the servicer provided modification plan to the borrower as follows. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
xxper comment history, the foreclosure was initiated and file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure put on hold due loss mitigation option. xxfurther details have been found.
xxper comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxis no evidence has been found regarding bankruptcy in the latest servicing comments.
xxcomments have been found regarding xx-xx impact in the latest servicing comments.

xx: xxper comment history, the foreclosure was initiated and file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure put on hold due loss mitigation option. xxfurther details have been found.
xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxD. xxand the lender xx, xx, as xxof xxV-C. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no deferred balances and principal forgiven amount.
xxprior modification was done on xx/xx/xxxx.
Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD are missing from the loan file. However, the value consider from the itemization.
The itemization located at: "xxxxxxxxxx_Note_x Pg# xx	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "Right of Rescission document is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Truth in Lending is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18436035	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$993.69	8.650%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.241%	First	Final policy	Not Applicable	Not Applicable	12/30/2009	xx	Not Applicable	4.000%	$542.15	01/01/2010	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "MERS as nominee for xx" for the amount of xxwhich was recorded on xx/xx/xxxx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xx, the assignment is from xxsavings fund society, xx, as owner xx which was recorded on xx/xx/xxxx. xxassignment is missing to xx.
xxactive judgments or liens found against the borrower or subject property.
xxand second installments of xxtaxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. x. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxreason for default is unable to determine. xxcomment dated xx/xx/xxxx, the forbearance agreement on xx/xx/xxxx from xx/xx/xxxx to xx/xx/xxxx. xxcomment pertaining damage to the subject property has been observed.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation.
xx: xx	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrowers "xxand xx” and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan files."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date is x/xx/xxxx and note date is x/xx/xxxx. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39889847	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$690.15	5.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	MGIC	xx	20.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	609	Not Applicable	64.975%	First	Final policy	Not Applicable	Not Applicable	03/01/2017	xx	$3,606.15	3.250%	$449.84	03/01/2017	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender HomeBanc xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxlatest assignment is from  xxview
xxIIIB, LLC xx, xx, xxV-C which was recorded on xx/xx/xxxx. xx, the missing assignment is xx.
xxare three active judgments against the borrowers xxand xx, the first in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx, the second in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx and the third judgment in the favor of xxNA in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a state tax lien against the borrower xxin the favor of xxof xx, xxof xxin the amount of $xxx.xx  which was recorded on xx/xx/xxxx. xxstate tax lien updated on xx/xx/xxxx  total in the amount of $xxx.xx.
xxcombined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx% which was applied for the due date of xx/xx/xxxx. xxper the seller’s tape data, the UPB is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is in the collection. xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx% which was applied for the due date of xx/xx/xxxx. xxper the seller’s tape data, the UPB is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxevidence related to occupancy and current condition of the subject property has been found in the latest available months of servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. xxnew principal balance stated in the modification is in the amount of xx. xxamount of $x,xxx.xx is deferred amount. xx, the interest-bearing amount is xx. xxaddition to this, there is a provision that the deferred principal balance is eligible for forgiveness. xxper the comment dated xx/xx/xxxx reveals that the first x/xrd deferred balance ($xxxx.xx) has waived by the lender and will waive the remaining $x,xxx.xx. xxper the comment dated xx/xx/xxxx, the lender completely waived off the remaining deferred balance (x,xxx.xx). xx, the total forgiven amount is $x, xx.xx which is greater than the x.xx% of the new principal balance.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xxxx is missing the signed date."
* Application Not Signed by All Borrowers (Lvl x)     "Final loan application/xxxx is missing the signed date."
* DTI > xx% (Lvl x)     "Final application docs show the value, the total income of borrower is $x,xxx.xx and total debts are $x,xxx.xx. So, the DTI is greater than the xx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file. x. Agent Preference Disclosure x. Casualty Insurance Disclosure x. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1851454	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,641.14	6.750%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.032%	First	Final policy	Not Applicable	Not Applicable	05/01/2017	xx	$89,677.96	3.875%	$897.33	05/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., A xxand it was recorded on xx/xx/xxxx as xx/xx# xx / xxx.

xxchain of assignment has been incomplete as the subject mortgage is currently assigned to “xx, xx, xxV-C” instead of “xx”.

xxis active junior mortgage against the subject property in the amount of xxwith xxof xxand xx & it was recorded on xx/xx/xxxx.

xx:

xxhalf xxtaxes for the year xxxx are paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxhalf xxtaxes for the year xxxx are xx (under xx-days) in the amount of $x,xxx.xx on xx/xx/xxxx whose good through date is xx/xx/xxxx.

xx & second half xxtaxes for the year xxxx are delinquent in the combined amount of $x,xxx.xx which were due on xx/xx/xxxx & xx/xx/xxxx whose good through date is xx/xx/xxxx. xxcan be cured by paying the taxes with late charges & penalty.

xxtaxes for the year xxxx are due on xx/xx/xxxx in the total amount of $x,xxx.xx.

xxhalf xxtaxes for the year xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx & good through till xx/xx/xxxx. xxcan be cured by paying the taxes with late charges & penalty.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB as per tape data is in the amount of xx & the deferred balance is xx.	xx: xxservicing comment and documents in file reveals that the loan is in foreclosure.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB as per tape data is in the amount of xx & the deferred balance is xx.
xxforeclosure was initiated by referring to attorney on xx/xx/xxxx. xxfurther details have been found regarding foreclosure in the available collection comments.
xxwas not filed bankruptcy after loan origination.
xx, the property is owner occupied & assumed to be in average condition.
xxto collection comments no damages and repairs have been found.

xx: xxforeclosure was initiated by referring to attorney on xx/xx/xxxx. xxfurther details have been found regarding foreclosure in the available collection comments.

xx: xx	xxloan was modified between the borrower “xxand xx” and lender “xx” on effective date of xx/xx/xxxx with the new modified principal balance of xxfrom which the amount of xxwas deferred. xx, the interest bearing principal balance is xx. xxhad given promise to pay P&I in the amount of $xxx.xxwith the fixed interest rate of x.xxx % beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxagrees to forgive the deferred principal amount of xx. xx; the forgiven amount exceeds x% limit of the modified principal amount. xxto this the loan was modified in xxxx & xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test
Loan Data is $xxx,xxx.xx Comparison Data is $xxx,xxx.xx & the Variance is -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA APR test.
Loan Data is x.xxx% Comparison Data is x.xxx% Variance is +x.xxx%
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85563240	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,127.48	5.875%	360	xx	xx	FHA	Fixed	Purchase	97.749%	97.749%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.595%	First	Final policy	Not Applicable	Not Applicable	12/30/2016	xx	$82,749.42	3.500%	$826.67	12/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx for the amount of xxin favor of xx, xx. with the xx# xx xx/xx# xx xxxxx / xxxx.
 xxchain of assignment has not been completed. xxlast assignment is with the xx, xx, as xxof xxV-C .xx, the correct assignment should be with xx.
xxare x HOA liens against the subject property in favor of xxat xx, xx., a not for profit xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx in the amount of $x,xxx.xx and $x,xxx.xx.
xxis one junior xx (or xx)) which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx,N.A.
xxcounty taxes for the year xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxloan was modified on xx/xx/xxxx between the borrower xxE xxand xxis xxview xx xxnew modified principal balance is xx. xxborrower has promised to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.xxdeferred principal balance is xxand the interest bearing principal amount is xx.
xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxxx.xx for xx months. xxPOC was filed on xx/xx/xxxx by xx, xxfor secured claim amount is xxand the arrearage amount of xx.xxschedule D of xxfiled on xx/xx/xxxx shows the amount of claim without deducting value of collateral is xxand the value of property is xx. xxthe unsecured portion amount is xx.  xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xx, any foreclosure activity has been found.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found.
xx, any information found regarding covid-19.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxxx.xx for xx months. xxPOC was filed on xx/xx/xxxx by xx, xxfor secured claim amount is xxand the arrearage amount of xx.xxschedule D of xxfiled on xx/xx/xxxx shows the amount of claim without deducting value of collateral is xxand the value of property is xx. xxthe unsecured portion amount is xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrower xxE xxand xxis xxview xx xxnew modified principal balance is xx. xxborrower has promised to pay for the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.xxdeferred principal balance is xxand the interest bearing principal amount is xx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92033454	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$499.01	6.000%	360	xx	xx	FHA	Fixed	Purchase	87.703%	87.703%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.758%	First	Final policy	Not Applicable	Not Applicable	03/25/2011	xx	Not Applicable	4.750%	$525.70	04/01/2011	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender xx. for the amount of xx, recorded on xx/xx/xxxx.
xx, the mortgage is assigned to xxsociety, xx.
xxactive judgments or liens have been found.
xxtaxes are paid through xxxx. xxlast payment was made on xx/xx/xxxx in the amount of $xxxx.xx.
xxdelinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB per tape data is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in active xx.
..xxto payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB per tape data is in the amount of xx.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.
xx: xxto servicing comments, the FC was initiated by fling the complaint on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xxsale was scheduled for xx/xx/xxxx. xx, the FC is on hold due to bankruptcy .
xx: xxrecord shows that borrower, xxP. xxhad filed the bankruptcy under chapter xx with case# xx xx/xx/xxxx.  xxplan was confirmed on xx/xx/xxxx.  xxPOC was filed on xx/xx/xxxx for the amount of xxand arrearage in the amount of xx. xxper plan dated xx/xx/xxxx, the debtor will cure the arrears and  pay the regular monthly mortgage payments.
xxloan modification agreement was made on xx/xx/xxxx.xxborrower promises to pay the new UPB in the amount of xxwith the annual interest rate of x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE is moderate due to failure of TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR test: Loan Data: x.xx%. Comparison Data:x.xxx% and variance:-x.xxx%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NY State. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11114874	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,136.89	6.875%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/21/2012	xx	Not Applicable	4.500%	$1,001.08	04/01/2012	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxwith lender xx, xxwhich was recorded on xx/xx/xxxx under xx/xx# xx / xxx.
xxchain of assignment has not been completed as the mortgage is currently the assignment is with “xx, xx, as xxof the xx” instead of the current assignee xx.
xxare two credit card judgments , both are in the favor of xx in the amount of $x,xxx.xx recorded on xx/xx/xxxx and xx/xx/xxxx respectively.
xxcivil judgment is in the favor of xxrecorded on xx/xx/xxxx, however the amount is not mentioned.
xst installment of county taxes for the year xxxx are paid in the amount of $xxxx.xx and the xnd installment will due on xx/xx/xxxx for the amount of $xxxx.xx. xxprior delinquency has been found.

xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.	xx: xxcurrent status of the loan is performing .
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.
xxcomments have been found regarding the foreclosure.
xxborrower “xx” had filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxcase discharged on xx/xx/xxxx.xxlast filing date of bankruptcy was xx/xx/xxxx.
xxloan has been modified since the origination.
xxreason for default is unable to be determined.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair.
xx, no comments have been found regarding the income impacted due to xx-xx.

xx: xx: xxborrower “xx” had filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx per month for the xx months. xxPOC had filed on xx/xx/xxxx states that the amount of secured claim is xxwith an arrearage amount of xx.xxdebtor discharged on xx/xx/xxxx.xxlast filing date of bankruptcy was xx/xx/xxxx.	xxloan modification agreement was made between the lender M&T xxand the borrower xxon xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxmodification does not contain balloon payment. xxloan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Balloon Payment
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39921147	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$205.59	6.910%	361	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	11.539%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of ‘xx.’ which was recorded on xx/xx/xxxx.
 xxchain of assignment has not been completed currently the assignment is with “xx" instead of  xx.
xxactive judgments or liens have been found.
 xxcounty taxes for the year of xxxx have been due on xx/xx/xxxx in the amount of $xxx.xx and
xxschool taxes for the year of xxxx have been due on xx/xx/xxxx in the amount of $xxx.xx.	xxper review of latest payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date is xx/xx/xxxx. . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxlatest payment history tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in active xx. xxborrower had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xx, the bk case is active and the date of last filing is xx/xx/xxxx.
xxper review of latest payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date is xx/xx/xxxx. . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxlatest payment history tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxoccupancy of the subject property is unable to be determined. xxdamages or repairs are found.
xx: xx: xxto the PACER report, the borrower “xxE xx, III” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage is xx.xxlast filing date of bankruptcy was xx/xx/xxxx. xx, the bk case is active and the date of last filing is xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58467827	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$672.65	6.640%	360	xx	xx	Conventional	ARM	Cash Out	71.875%	71.875%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.668%	First	Final policy	Not Applicable	Not Applicable	04/15/2009	xx	Not Applicable	6.500%	$921.75	06/15/2009	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx and it was recorded on xx/xx/xxxx as xx# xx xxchain of assignment has been incomplete as the subject mortgage is currently assigned to “xx, xx, xxV-C” instead of “xx”.

xxactive lien or judgment found pending against borrower.

xx:

xxcounty taxes for xxxx have been paid off in the total amount of $x,xxx.xx on the respective dates of xx/xx/xxxx & xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated report.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB as per tape data is in the amount of xx.	xx: xxservicing comment and documents in file reveals that the loan is in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB as per tape data is in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xx, the property is owner occupied & assumed to be in average condition.
xxto collection comments no damages and repairs have been found.

xx: xx: xxper PACER records the debtors “xx” had filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxschedule D of voluntary petition shows secured claim is in the amount of xxwith the supporting value of collateral is xx, so the unsecured amount is xx. xxbankruptcy case was discharged on xx/xx/xxxx & fully terminated on xx/xx/xxxx.	xxloan was modified between the borrower “xx & xx” and lender “xx, xx” on the effective date of xx/xx/xxxx with the new modified principal balance of xxto a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx %.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The ROR date as per document is x/x/xxxx. The original note reflects note date as x/xx/xxxx & HUD-x reflects transaction date as x/x/xxxx. Therefore, ROR Transaction date not consistent with the Note and/or HUD."
																																																																																								* Settlement date is different from note date (Lvl x) "The loan was originated on x/xx/xxxx and settled on x/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90440511	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$232.53	5.560%	361	xx	xx	Conventional	ARM	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	0.000%	First	Final policy	Not Applicable	Not Applicable	05/01/2009	xx	Not Applicable	5.750%	$438.27	05/01/2009	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with "xx, xx, which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxcurrent assignment is with xx, xx, as xxof xxV-C" instead of xx.
xxactive judgments or liens have been found.
xxannual county taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual county taxes for the year xxxx are delinquent in the amount of $x,xxx.xx, which was due on xx/xx/xxxx and good through till xx/xx/xxxx.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xx.	xx:
xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xx.
xxreason for default is unable to be determined.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.

xx: xx: xx	xxmodification agreement was signed between the borrower xxM xxand the lender xx, xx on xx/xx/xxxx.
xxunpaid principal balance was xxwith an interest rate of x.xxx% which steps up in x steps ending at x.xx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.
Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal Report is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unbale to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is different from note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61044507	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$555.66	6.590%	361	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/20/2010	xx	$55,291.12	2.700%	$566.74	04/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx,xx,its xxand/or xx.
xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx".
xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior xxavailable in the updated title report against xxP. xxin the amount of $x,xxx.xx in favor of "xx " and it was recorded on xx/xx/xxxx.
x. xxis an active junior xxavailable in the updated title report against xxM. xxin the amount of $x,xxx.xx in favor of "xx " and it was recorded on xx/xx/xxxx.
x. xxis an active junior xxavailable in the updated title report against xxM. xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.
x. xxis an active junior xxavailable in the updated title report against xxP. xxin the amount of xxin favor of xx assignee of xx.
xxxst installment of combined tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx has been due on xx/xx/xxxx. xxprior delinquency has been found.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.	xx: xxcurrent status of the loan is performing and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xxloan has been modified on xx/xx/xxxx with the x step amortization with the new the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment subject property has been occupied by the owner.
xxper collection comment  shows that the reason for default is xx.
xxoccupancy is unable to be determined from the servicing comments.
 xxlatest BPO is not available .xxservicing comments do not reflect any damage.
xx, no comments have been found regarding the income impacted due to xx-xx.

xx: xx: xx	xxloan modification agreement was made between the lender xx and the borrower xxP. xxon xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure ARM Rider Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM Rider is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33104753	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/20/2025	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.68	8.672%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/13/2019	xx	Not Applicable	5.000%	$978.95	12/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xx|page# xx xxchain of assignment has not been completed. xx, the assignment of mortgage is with xx, xx, xxof the xxV-C which was recorded on xx/xx/xxxx. xx, the assignment should be done with xx. xxis one hospital lien against the borrower xx, xxin the favor of xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx. xxare x real estate tax liens on the subject property. xx, was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxof xxof xxand xx, was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xxof xx. xxtown annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxxst installment taxes for the year xxxx are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx. xxgood through till xx/xx/xxxx. xxxnd installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxper the seller’s tape data, the UPB reflected is in the amount of xx. xxreason for default is unable to be determined. xxreview of collection comments, the foreclosure was initiated. xxper seller’s tape data, the file was referred to the attorney on xx/xx/xxxx. xxupdated title report located at “xx the foreclosure complaint was filed on xx/xx/xxxx in the favor of xx, xx, xxof the xxV-C which was recorded on xx/xx/xxxx. xx, the further foreclosure actions were on hold due to loan modification which was executed on xx/xx/xxxx. xxforeclosure was again initiated and the file was referred to attorney on xx/xx/xxxx. xxforeclosure actions are again on hold due to loan modification was again executed on xx/xx/xxxx. xxevidence has been found regarding the borrower’s income impacted by covid-19. xxare no comments found related to the subject property condition.
xx: xxreview of collection comments, the foreclosure was initiated. xxper seller’s tape data, the file was referred to the attorney on xx/xx/xxxx. xxupdated title report located at “xx the foreclosure complaint was filed on xx/xx/xxxx in the favor of xx, xx, xxof the xxV-C which was recorded on xx/xx/xxxx. xx, the further foreclosure actions were on hold due to loan modification which was executed on xx/xx/xxxx. xxforeclosure was again initiated and the file was referred to attorney on xx/xx/xxxx. xxforeclosure actions are again on hold due to loan modification was again executed on xx/xx/xxxx.
xx: xx	xxloan modification agreement was made between xxS. xx (borrower) and xx, xx, xxof the xxV-C (xx) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxloan was modified thrice since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Connecticut license validation test. (CT HB xxxx Section xx(b)) First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CT License Validation Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "An initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file. x. Appraisal Disclosure x. xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure x. Interest Rate Disclosure x. Lock-In Agreement Disclosure x. Payoff Statement Disclosure x. Legal RepresentationDisclosure x. Non-Prime HUD ContactDisclosure x. Non-Prime Notice of Loan Terms Disclosure x. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45357357	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$954.11	8.250%	360	xx	xx	Conventional	Fixed	Refinance	74.706%	74.706%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.550%	First	Final policy	Not Applicable	Not Applicable	02/01/2017	xx	Not Applicable	2.000%	$487.57	02/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx with xx, xx.
xxchain of assignment has not been completed. xxassignment is with “xx, xx, xxof the xxV-C” which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx.
xxis a civil judgment against the borrower in the amount of $x,xxx.xx which was filled by xx of GA recorded on xx/xx/xxxx.
xst installment combined tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xnd installment combined tax for the year xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xxforeclosure was initiated. xxper the comment dated xx/xx/xxxx, the foreclosure file was referred to an attorney. xx; the foreclosure was put on hold due to loss mitigation.
xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxtrustee’s final report has been filed on xx/xx/xxxx. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower xx xxnew principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xx% and ending at x.xxx%. xxmodification first payment was due on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxinterest bearing amount is xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93736447	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$751.27	8.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.110%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	5.000%	$360.44	07/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxlatest assignment is with xx, xx, as xxof the xxV-C which was recorded on xx/xx/xxxx. xx, it should be with xx.
xxactive judgments or liens have been found.
xst installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.

xx: xxper the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x month. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxmodification agreement was signed between the borrower xxE tye and the lender xx on xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxMcCullom had filed bankruptcy under chapter-xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage is $x,xxx.xx. xxper the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. xxdate of the last filing is xx/xx/xxxx.	xxmodification agreement was signed between the borrower xxE xxand the lender xx on xx/xx/xxxx. xxis xxwith interest rate x.xx% which steps up in x steps ending at x.xxx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan.   Choice of Insurance Agent disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7699877	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,444.18	7.000%	360	xx	xx	FHA	Fixed	Refinance	100.000%	100.000%	Unavailable	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/19/2019	xx	$260,931.62	5.000%	$1,205.49	08/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx.
xxchain of assignment has not been completed. xxlast assignment is with xx, xx, as owner xx which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx.
xxis an active xxwhich was recorded prior to the subject mortgage. xxprior mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xxin the favor of xx's xx. xx, no satisfaction or release document found in the loan file stating the previous mortgage has been released.
xxis a state tax lien which was recorded on xx/xx/xxxx in favor of xx of xx in the amount of $x,xxx.xx.
xxis multiple credit card judgment against the borrower in the amount of xx.
xxis civil judgment against the borrower in the favor of xxin the amount of $xxx.xxx.xx recorded on xx/xx/xxxx with case# xx xxxxxx xx.
xxis one civil judgment against the borrower in the favor of xx, in the amount of xxrecorded on xx/xx/xxxx.
xxfirst and second installment combined taxes for the year xxxx and xxxx respectively have been delinquent in the total amount of $x,xxx.xx and they are good through date of xx/xx/xxxx.
xxsecond installment combined taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
xxthird installment combined taxes for the year xxxx have been delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and they are good through date of xx/xx/xxxx.
xxis a tax sale scheduled for third and fourth combined installment taxes for the year xxxx in the total amount of $x,xxx.xx which were due on xx/xx/xxxx and xx/xx/xxxx respectively and they are good through date of xx/xx/xxxx.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for due date xx/xx/xxxx.xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for due date xx/xx/xxxx.xxcurrent UPB reflected as per the payment history is in the amount of xx. xxto the PACER, the borrower xxand xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxplan was filed on xx/xx/xxxx and it was confirmed on xx/xx/xxxx. xxPOC was filed by xx on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxmodification agreement was made between xx, xx, as xxtrustee of the xxV-C and xxR. xxon xx/xx/xxxx. xxloan was modified twice. xxdamage and repairs have been found. xxinformation pertaining to foreclosure has been found.

xx: xx: xxto the PACER, the borrower xxand xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxplan was filed on xx/xx/xxxx and it was confirmed on xx/xx/xxxx. xxPOC was filed by xx on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx.
xxmodification agreement was made between xx, xx, as xxtrustee of the xxV-C and xxR. xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxdeferred balance is xxand lender agrees to waive the xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxloan was modified twice.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUDx."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUDx along with itemization and estimated HUDx are missing from the loan file."	* Application Missing (Lvl x) "The final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This loan is FHA. The loan was originated on xx/xx/xxxx as an FHA loan with case # xx The final xxxx and final HUDx are missing from the loan file. The mortgage insurance certificate is missing from the loan file. The FHA mortgage insurance was terminated on x/xx/xxxx which is located at “xxxxxxx_Goodbye Letter_Good Bye Letter_xx-xx-xxxx_xxxxxxxx”."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97758133	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,841.69	6.000%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.774%	First	Final policy	Not Applicable	Not Applicable	09/23/2016	xx	$274,935.64	3.125%	$862.85	11/01/2016	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx (borrower) and (lender) xx, INC, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx, xx, xxof the xxV-C.

xxis a junior mortgage active found in the amount of xxin favor of xxof xxand xx. xxwas originated on xx/xx/xxxx and recorded on xx/xx/xxxx.

xxis IRS lien active against the property in the amount of xxin favor of xxof the xx - xx.

xxfirst, second, third installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx, $x,xxx.xx and $x,xxx.xx respectively. xxcurrent ownership is vested in the name of xx (borrower).	xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%.

xx: xxreview of comment history shows that the loan is in foreclosure.
xxreason for default is unable to be determined. xxdamage or repair to the property has been found. xxproperty has been occupied by the owner himself.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx.
xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx%. xxforeclosure was initiated in xxxx. xxforeclosure file was referred to an attorney on xx/xx/xxxx. xxfurther details have been found.

xx: xxforeclosure was initiated in xxxx. xxforeclosure file was referred to an attorney on xx/xx/xxxx. xxfurther details have been found.
xx: xx	xxmodification agreement was done on x/xx/xx, between the (borrower) xxand the (lender) xx. xxreason for modification is financial hardship. xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.xxx% with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis a deferred balance of xxhas been stated. xxthe borrower will make regular payments then the lender agrees to forgive amount of xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85352356	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,138.10	9.400%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2018	xx	Not Applicable	2.000%	$743.23	11/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xxrecorded in xx# xx xx/xx# xx xxxxxxxx xxxxx / xxx.
xxchain of assignment has been not completed. xxfrom xx, xx, and xxof the xxVB to xxis missing.
xxis an active xxor xx-xxin favor of xxof xxwith an unknown amount recorded on xx/xx/xxxx in xxxxxxx xxxxx.
xxprior year delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent loan status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxxx.xx with an interest rate of x%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxstep loan modification agreement was made between the borrower xxC xxand xxM xxand the xx on xx/xx/xxxx. xxnew principal balance as per modification is xx. xxlender had forgiven the principal balance in the amount of $xxxx.xx. xxborrower has promised to pay $xxx.xx at the rate of interest x.xxx% beginning from xx/xx/xxxx with maturity date xx/xx/xxxx.
.. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxcomments have been found regarding xx-xx impact.

xx: xx: xx	xxstep loan modification agreement was made between the borrower xxC xxand xxM xxand the xx on xx/xx/xxxx. xxnew principal balance as per modification is xx. xxlender had forgiven the principal balance in the amount of $xxxx.xx. xxborrower has promised to pay $xxx.xx at the rate of interest x.xxx% beginning from xx/xx/xxxx with maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71101373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$587.17	5.625%	360	xx	xx	Conventional	Fixed	Purchase	74.453%	74.453%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	618	644	19.514%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	6.500%	$545.81	06/01/2019	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, in favor of xx. xx.xx.LLC dba xxrecorded in xx# xx xx/xx# xx xxx /
xxx.
xxchain of assignment has been not completed. xxfrom xx, xx, and xxof the xxVB to xxis missing.
xxactive mortgages, liens, and judgments have been found.
xxprior year delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.x%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent loan status is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with a loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.x%. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxreason for default, subject property occupancy is not mentioned in collection comments.
xxforeclosure details are available from the loan file or collection comments.
xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxcomments have been found regarding xx-xx impact.

																																																																																	xx: xx: xxto the PACER, the borrower xx, xx. had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with secured claim in the amount of xxand the arrearage amount of $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay the trustee $xxxx for xx months under xxxx. xxMFR was filed on xx/xx/xxxx and order was granted on xx/xx/xxxx. xxis no comment indicating a cram-down. xxdate of last filing is xx/xx/xxxx.	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx and interest rate of x.xxx% with maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is $xxx.xx and rate of interest is x.x %. xxper the tape data, the loan has been modified on xx/xx/xxxx with modified principal of xx. xxcomment dated xx/xx/xxxx states that the modified UPB of xx. xxnew interest is x.x% with new P&I $xxx.xx beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xx, modification agreement is missing from the loan file.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31931673	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$382.30	5.625%	360	xx	xx	Conventional	Fixed	Refinance	80.989%	80.989%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	26.805%	First	Final policy	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	4.250%	$239.91	05/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender xxhome xx, xx. with xx# xx | xx/xx# xx / xxx. xxchain of assignment has not been completed. xxlast assignment was done from xx to xxassociation, recorded on xx/xx/xxxx with xx# xx | xx/xx# xx xxlast assignee should be xx. xxactive senior mortgages, liens and judgments found. xxcombined taxes for the year xxxx have been paid in the amount of $xxx.xx. xxamount is $xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper servicing comments, the loan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxregarding foreclosure is not available in latest servicing comments.
xxregarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

xx: xx: xxto PACER, borrower “xx” had filed bankruptcy on xx/xx/xxxx under chapter-xx with case# xx POC was filed on xx/xx/xxxx. POC shows POC amount of $ xxwith arrearage $x,xxx.xx. xxpetition is filed on xx/xx/xxxx. xxper schedule -D of voluntary petition, amount of claim is xxand value of collateral is xx. xx, there is no unsecured portion. xx-xx plan confirmed on xx/xx/xxxx. xxper chapter-xx plan borrower will make regular payment of $xxx.xx monthly for xx months. xxdate of last filing is xx/xx/xxxx.	xxloan modification agreement was done between xxP. xx (borrower) and xx (servicer) on xx/xx/xxxx. xxfor modification is financial hardship. xxper modification, unpaid principal balance is xx. xxpromises to pay xxwith interest rate x.xxx% and P&I $xxx.xx beginning on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "As per appraisal report, the subject property is manufactured housing. As per final title policy located at "xxxxxxxxxx_Title Policy", ALTA x - "Manufactured Housing Unit Endorsement" has incorporated, however endorsement has not attached with final title policy. No evidence of attachment of subject property to permanent foundation found. No VIN# xx on the legal of the mortgage, affidavit of affixation are also missing in the loan file. As per updated title report dated x/xx/xxxx (property record card - xxxxx Pg# xx there is separate appraised value for land and the building."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "First Lien Lender Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage with a principal amount that is less than $xx,xxx and the loan charges a lender fee.

Loan Data: $xxx.xx, Comparison Data: $xxx.xx, Variance: +$xxx.xx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service transfer document is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,371.50	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89016596	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,128.08	$1,779.21	6.375%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	684	Not Applicable	49.084%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2016	xx	$26,473.62	4.000%	$1,153.51	06/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxwide xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, the assignment is with xx, xx which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx.
xxfirst, second and third installment county taxes of xxxx have been paid in the total amount of $xxxx.
xxfourth installment combined taxes of xxxx have been paid in the amount of $xxxx.
xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the current status of the loan is in active xxand the next due date for payment is xx/xx/xxxx. xxreview of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB is reflected in the amount of xxtill the due date of xx/xx/xxxx. xxborrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxmotion for relief from stay was filed on xx/xx/xxxx. xxdebtor shall pay $xxx per month for the period of xx months. xxproof of claim was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xx-D in xxshows that the amount of xxas an unsecured portion out of the amount of claim xxand the value of the collateral is xxcomment reflecting cram down has been found. xxdate of the last filing the bankruptcy was xx/xx/xxxx. xxloan modification agreement was made on xx/xx/xxxx between the borrower xxD'xxand lender xx. xxloan has been modified once since origination. xxlatest property inspection report is not available in the loan file to determine current property condition. xxdamage and repairs have been found. xxto servicing comments, the foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx.
xx: xxto servicing comments, the foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx.
xx: xxborrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxmotion for relief from stay was filed on xx/xx/xxxx. xxdebtor shall pay $xxx per month for the period of xx months. xxproof of claim was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xx-D in xxshows that the amount of xxas an unsecured portion out of the amount of claim xxand the value of the collateral is xxcomment reflecting cram down has been found. xxdate of the last filing the bankruptcy was xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower xxD'xxand lender xx. xxborrower promised to make a monthly payment of $xxxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest-bearing amount is xxand the deferred balance amount is xx. xxstated in the modification is xx. xxloan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following state disclosures are missing from the loan file.
x.NJ Application Disclosure
x.Delivery Fee Authorization
x.NJ Attorney Disclosure
x.Unacceptability of Insurance Notice
x.Attorney Disclosure II
x.Tax Bill Information
x.Private Well Testing
x.Lock-In Agreement
x.Commitment Disclosures
xx.Choice of Insurer Disclosure"
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business from is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56022205	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/13/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,739.39	6.875%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/15/2019	xx	Not Applicable	5.500%	$2,093.16	08/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.
xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx, as owner xx.
x. xxis junior mortgage against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx in favor of ‘xx (xx), xx’.
x. xxis junior mortgage against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxand xx, xx.
x. xxis xxlien against xxin the amount of $x,xxx.xx in favor of "xx, xxof xx" which was recorded on xx/xx/xxxx.
xxcombined taxes for xxxx (parcel# xx are delinquent in the amount of $x,xxx.xx and taxes for parcel# xx are delinquent in the amount of $xx.xx. xxtaxes are payable through the date xx/xx/xxxx.

xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xx

xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxto the PACER the debtor ‘xx’ had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx by creditor ‘xx, xx’ under deadline with secured amount of xxand arrearage is xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx. xxbankruptcy case was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx.
xxforeclosure proceedings were initiated on the loan by referring it to xxand the foreclosure process was delay due to the debtor ‘xx’ had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxproperty is owner occupied and no visible damages were reported.

xx: xxforeclosure proceedings were initiated on the loan by referring it to xxand the foreclosure process was delay due to the debtor ‘xx’ had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxto the PACER the debtor ‘xx’ had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx by creditor ‘xx, xx’ under deadline with secured amount of xxand arrearage is xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx. xxbankruptcy case was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CA State. The following disclosures are missing from the loan file.

x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31694802	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	11/27/2024	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$960.63	13.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/12/2019	xx	Not Applicable	6.500%	$1,094.23	07/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xxof xx, xx. with xx# xx.
xxchain of assignment has not been completed. xx, the assignment is with xx, xx, as xxof the xxV-C which was recorded on xx/xx/xxxx. xxshould be with xx.

xxis a state tax lien against xxand xxG. xxin the favor of xxof xx, xxof xxrecorded on xx/xx/xxxx for the amount of $ xxx.xx. xxsupportive document shows that the lien was satisfied on xx/xx/xxxx and the case has been closed.
xxcounty first and second installments taxes for the year of xxxx have been due in the total amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is regular with his payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and an interest rate of x.xxx %. xxcurrent UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx, shows that the loan is in collection and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and an interest rate of x.xxx %. xxcurrent UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of xx.
xxmodification agreement was made between the borrower xxA. xxand the lender xx, xx on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxborrower promises to pay P&I in the amount of $x,xxx.xxwith an interest rate of x.xx% beginning from x/x/xxxxtill the maturity date xx/xx/xxxx.
xxto the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. xxfile was referred to an attorney on xx/xx/xxxx. xxfurther details have been found regarding the foreclosure proceedings.
xxto the PACER, the borrower xx, xxA had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxcomments found related to the borrower’s income impacted by covid-19. xxreason for default is not available in the latest collection comments. xxsubject property is owner occupied and there are no comments found related to the subject property condition.

xx: xxto the collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. xxfile was referred to an attorney on xx/xx/xxxx. xxfurther details have been found regarding the foreclosure proceedings.
xx: xxto the PACER, the borrower xx, xxA had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xx, xx.” for the secured claim amount of xxand an arrearage in the amount of xxon xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxlast date of filing is on xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrower xxA. xxand the lender xx, xx on xx/xx/xxxx. xxnew UPB is in the amount of xx. xxborrower promises to pay P&I in the amount of $x,xxx.xxwith an interest rate of x.xx% beginning from x/x/xxxxtill the maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Property Address on HUD incorrect (Lvl x) "The subject property address mentioned on the final HUD-x is inconsistent with the latest tax report. The Note and the mortgage did not mention the property address; however, the legal is consistent. The final HUD-x shows the property address is “xxxx Solomon Island Road Huntington, MD xxxxx”, however, the tax report reflects the property address is “xxxx Solomons Island Road, Hunting town, MD xxxxx”."	* Application Missing (Lvl x) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
x. Affidavit of Consideration
x. Affidavit of Disbursement
x. First Time Buyers Affidavit
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
x. Balloon Payment
x. No Escrow Account
x. Mandatory Binding Arbitration Disclosures
x. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8980470	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	11/07/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$787.62	9.490%	360	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	39.862%	First	Final policy	Not Applicable	Not Applicable	09/20/2013	xx	Not Applicable	3.820%	$381.44	11/01/2013	Financial Hardship	xxto the xx-title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, which was recorded on xx/xx/xxxx. xxchain of the assignment has not been completed. xxthe assignment is with xx, xx, as xxof the xxV-C, which was recorded on xx/xx/xxxx; however, it should be with xx. xxis a senior mortgage against the subject property in the favor of xx, a married man, in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx with instrument # xx xxxxx/xxxx. xxactive judgments or liens have been found. xxcombined taxes of xxxx have been paid in the amount of $xxx.xx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxfor the due date of xx/xx/xxxx.	xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxfor the due date of xx/xx/xxxx. xxreason for default is unable to be determined. xxevidences have been found regarding borrower occupancy and damages/repairs in the comments; however, as per sellers tape, it is occupied by an unknown party.
xx: xx: xx	xxstep modification agreement was made between xxand xx on xx/xx/xxxx. xxper the modified term, the new principal balance was xx. xxunpaid principal balance was xxwith the interest rate of x.xxx% which steps up in x steps ending at x.xxx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35210582	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$143,542.37	Not Applicable	xx	Not Applicable	$2,632.71	10.000%	360	xx	xx	Conventional	ARM	Purchase	86.982%	86.982%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS, as nominee for ‘xx. xx.’ and it was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete. xxassignment is with xx, xx, as xxof xx. xxshould be assigned with xx.
xx/liens have been found.
xxcombined taxes for xxxx-xxxx (installment xst) are delinquent in the total amount of $x,xxx.xx which were payable through good date xx/xx/xxxx.
xxcombined taxes for xxxx-xxxx (installment xnd) are due in the amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xx:
xxxxxxxxxx.pdf
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxevidences have been found regarding foreclosure process.
xxevidences have been found regarding damages in available comments.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx by creditor under deadline xx/xx/xxxx with secured claim amount xxand an arrearage in the amount of $x.xx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remained as xx. xxcase was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file. The values added from initial xxxx (located-xxxxxx_Miscellaneous_SERVICING ADMINISTRATION_xx-xx-xxxx_xxxxxxxx.pdf)."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the points and fees test. (Fannie Mae Lender Letter Ann. xx-xx) The points and fees charged to the borrower exceed the greater of x% of the mortgage amount or $x,xxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk Indicator is Moderate due to,

This loan failed the TILA APR test.
This loan failed the TILA finance charge test.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CT State. The required Legal Representation Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88838619	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.17	7.750%	360	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2014	xx	Not Applicable	3.875%	$1,159.56	06/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx.”
xxchain of assignment has not been completed. xx, the mortgage is with xx, xx, as xxof the xxVC, its successors and assigns which was recorded on xx/xx/xxxx. xx; it should be with xx.
x. xxor xxavailable in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.
x. xxor xxavailable in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.
x. xxor xxavailable in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx NA” and it was recorded on xx/xx/xxxx.
x. xxor xxavailable in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx.” and it was recorded on xx/xx/xxxx.
x. xxor xxavailable in the updated title report against the borrower in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx.
xst installment of combined tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of combined tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xxforeclosure proceedings were initiated on the loan and complaint was filed on xx/xx/xxxx with the case # xx CVE xxxxx. xxper comment dated xx/xx/xxxx sale date set for xx/xx/xxxx xx, it was canceled due to the debtor (xxG.C. xx, xx. and xxW xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. xxschedule D of xxshows claim in the amount of xxand value of collateral is $xxx,xx.xx hence unsecured portion is in the amount of xx. xxis no comment indicating a cramdown. xxthe loan is in active xx.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay for the initial P&I in the amount of $x,xxx.xx with the new initial step interest rate of x.xxx% and ending at x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxthe loan was modified in the year of xxxx.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx/Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28836307	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,784.73	8.990%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/18/2019	xx	$87,940.93	5.000%	$1,832.35	06/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx, F.S.B.

xxchain of assignment has not been completed. xxlast assignment is with xx, xx, as xxof the xxV-C which was recorded on xx/xx/xxxx. xxshould be with xx.

xxis active HOA lien on subject property in the favor of xxof xxxB xxfor the amount of $xxx.xx, recorded on xx/xx/xxxx.

xxare three xxliens active against the borrower xxA xxin the favor of xxof xx, totally in the amount of $ xx.

xxare x civil judgments, xst in the favor of xxin the amount of $x,xxx.xx, xnd is in the favor of xx in the amount of $x,xxx.xx, xrd is in the favor of xx in the amount of $xxx.xx and xth sis in the amount of $x,xxx.xx in the favor of xxA xx.

xxis on hospital lien in the favor of xxof xxin the amount of xx.

xxxx xxxst and xnd installment tax is due on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxxx.xx.	xxto the payment history as of xx/xx/xxxx the last payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx the last payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxreason for default is unable to be determined. xxsubject property has been occupied by the owner. xxcomments have been found for damage or repairs.

xx: xx: xx	xxmodification agreement was made between xxand xx, xx on xx/xx/xxxx. xxper the modified term, the new principal balance is $ xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38401324	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,180.45	11.870%	360	xx	xx	Conventional	Fixed	Cash Out	34.093%	34.093%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/12/2012	xx	$3,740.22	10.870%	$1,079.89	07/05/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx with lender, xx, xx. for the amount of xxhas been active on the title.
xxmortgage has not been assigned yet.

xxare two active judgments against borrower total in the amount of $xxxx.xx.

xxxxxx xxtaxes are due in the amount of $xxx.xx. xxare no prior year real estate delinquencies.	xxto the payment history as of xx/xx/xxxx, the loan is current. xxlast payment was received on xx/xx/xxxx, and the next due date for payment is xx/xx/xxxx. xxP&I amount of $x,xxx.xx. xxUPB reflected per tape data is in the amount of xx.	xx:xxin bankruptcy and the borrower is next due for xx/xx/xxxx. xxlitigation, foreclosure or damage comments have been found.
xxper review of PACER, borrower filed bankruptcy on xx/xx/xxxx under chapter xx case # xx xxplan was confirmed on xx/xx/xxxx. xxper POC filed on xx/xx/xxxx POC claim amount is xxand arrearage amount is xx. xxmotion to dismiss the case has been filed on xx/xx/xxxx.
xx: xx: xxper review of PACER, borrower filed bankruptcy on xx/xx/xxxx under chapter xx case # xx xxplan was confirmed on xx/xx/xxxx. xxper POC filed on xx/xx/xxxx POC claim amount is xxand arrearage amount is xx. xxmotion to dismiss the case has been filed on xx/xx/xxxx. xxorder on xxto dismiss was entered on xx/xx/xxxx stating that the debtor is ordered to pay the sum of $x,xxx.xx by xx/xx/xxxx as a final payoff of the plan. xxthis payoff is not paid in full to the trustee by that date, the case will be subject to dismissal without further notice or hearing.	xxloan adjustment of terms agreement was made between xxE xxand xxD xx (borrower) and xx, xx. (servicer) on xx/xx/xxxx. xxper AOT, unpaid principal balance is xxand the interest bearing balance is xxand $x,xxx.xx deferred balance. xxpromises to pay UPB with interest at the rate of rate of xx.xxx% and P&I $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.	Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE is moderate due to failure of TILA Finance Charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data:$xxx,xxx.xx Comparison Data:$xxx,xxx.xx Variance:-$xxx.xx"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9069653	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$870.89	11.500%	240	xx	xx	Conventional	Fixed	Cash Out	91.247%	91.247%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/27/2013	xx	$8,373.98	5.000%	$579.59	04/01/2013	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand lender xx, xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx, as xxof xxA” instead of “xx”.
xxis an active xx/xx/xxin the amount of $xxx.xx against the xxwhich was recorded on xx/xx/xxxx in favor of xxof xx. xxsupporting document are attached with the updated title report, xxthere is no subject property address. xxis unable to determine whether this lien is against the subject property or not.
xxtax for the year of xxxx has been exempt.
xxtax for the year of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in active bankruptcy. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer amount of $x,xxx.xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxdebtor’s “xxand xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxamended plan dated xx/xx/xxxx was confirmed on xx/xx/xxxx. POC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrearage in the amount of $x,xxx.xx. xxper plan dated xx/xx/xxxx the scheduled claim amount is xxand debtor shall pay $xxx.xx monthly for xx months also the arrears of $x,xxx.xx shall be cured through the plan. xxper trustee’s final report dated xx/xx/xxxx the debtor has paid total scheduled claim amount of xxand total arrears of $x,xxx.xx towards the subject creditor FCI xx. xxlast date of filing is xx/xx/xxxx and the BK is not yet discharged.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xxdebtor’s “xxand xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxamended plan dated xx/xx/xxxx was confirmed on xx/xx/xxxx. POC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand arrearage in the amount of $x,xxx.xx. xxper plan dated xx/xx/xxxx the scheduled claim amount is xxand debtor shall pay $xxx.xx monthly for xx months also the arrears of $x,xxx.xx shall be cured through the plan. xxper trustee’s final report dated xx/xx/xxxx the debtor has paid total scheduled claim amount of xxand total arrears of $x,xxx.xx towards the subject creditor FCI xx. xxlast date of filing is xx/xx/xxxx and the BK is not yet discharged.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer amount of $x,xxx.xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is "Moderate" due to follow reason:
TILA Right of Rescission Test failed."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to TILA Right of Rescission Test.
x. The funding date is before the third business day following consummation.
x. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43290199	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$682.38	9.600%	360	xx	xx	Conventional	Fixed	Cash Out	76.655%	76.655%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/07/2019	xx	Not Applicable	6.500%	$575.35	06/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx, xx" for the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has not been completed. xx, the assignment is from xxsavings fund society, xx, as owner trustee of the residential credit opportunities trust V-B which was recorded on xx/xx/xxxx. xxassignment is missing to xx/AMIP. xxactive judgments or liens found against the borrower or subject property. xxand second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxper updated title report located at xx xxof xxdocuments revels that the foreclosure was initiated in xxxx with case# xx and the file was referred to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxsame document shows that the xxsale was scheduled on xx/xx/xxxx. xxwas cancelled due to borrower has filed bankruptcy on xx/xx/xxxx. xxfurther detail available regarding the foreclosure. xxto comment dated xx/xx/xxxx, the foreclosure file was re-initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure put on hold due to loss mitigation. xxloan was modified on xx/xx/xxxx. xxborrower xxR and xxL had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor green xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC xxdated xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was promise to pay for trustee in the amount of $xxx.xx monthly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxper the trustees final report dated xx/xx/xxxx, the subject creditor “xx” has been paid in the amount of xxand the mortgage arrearage has been paid in the amount of $x,xxx.xx. xxdate of last filing is xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxsubject property is owner occupied. xxreason for default is unable to determine. xxcomment pertaining damage to the subject property has been observed.
xx: xxper updated title report located at “xx xxof xxdocuments revels that the foreclosure was initiated in xxxx with case# xx and the file was referred to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxsame document shows that the xxsale was scheduled on xx/xx/xxxx. xxwas cancelled due to borrower has filed bankruptcy on xx/xx/xxxx. xxfurther detail available regarding the foreclosure. xxto comment dated xx/xx/xxxx, the foreclosure file was re-initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx.  xx, the foreclosure put on hold due to loss mitigation. xxloan was modified on xx/xx/xxxx.
xx: xxborrower xxR and xxL had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor green xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC xxdated xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was promise to pay for trustee in the amount of $xxx.xx monthly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxper the trustees final report dated xx/xx/xxxx, the subject creditor “xx” has been paid in the amount of xxand the mortgage arrearage has been paid in the amount of $x,xxx.xx. xxdate of last filing is xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrowers "xxR xx” and lender "xx, xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan files. However the point and fees are updated as per the itemization located at"CFNxxxxxxxxxxCxx.pdf pg# xx
* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at “xxxxxxxxxx - LNA + Note”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: FAIL  The loan data is $xxx,xxx.xx, the comparison data is $xxx,xxx.xx and the variance is -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
FAIL
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is $xxx,xxx.xx, the comparison data is $xxx,xxx.xx and the variance is-$xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10351835	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,850.88	9.900%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/15/2019	xx	$38,087.22	6.750%	$1,122.24	12/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx.
xxof assignment has not been completed. xx, the mortgage is with xx, xx, xxof the xxV-C which was recorded on xx/xx/xxxx. xxshould be with xx.
xxis a medical lien in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of xx. xx & xx.
xxare x IRS liens against the borrower xxJ. xxfirst in the amount of xxwhich was recorded on xx/xx/xxxx and the other in the amount of xxwhich was recorded on xx/xx/xxxx.
xxare x state tax liens against the borrower xxin the total amount of xxwhich were recorded on different dates.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxper the review payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx.xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx. xxUPB is reflected in the payment history is in the amount of xx.	xx: xxloan is currently performing. xxper the review payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx.xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx. xxUPB is reflected in the payment history is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and foreclosure put on hold.
xxborrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.  xxper the xx/xxthe deadline to file the POC was set for xx/xx/xxxx. xxper chapter-xx plan dated xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx per month for xx months.  xxper the xx-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xxand the value of collateral is xx. xx, the unsecured portion is xx.
xxoccupancy of the subject property is unable to be determined. xxcomments do not provide any information regarding the damages and repairs to the subject property.

xx: xxper comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and foreclosure put on hold.
xx: xxborrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx. xxper the xx/xxthe deadline to file the POC was set for xx/xx/xxxx. xxper chapter-xx plan dated xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx, the debtor shall pay the trustee $xxxx.xx per month for xx months. xxper the xx-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xxand the value of collateral is xx. xx, the unsecured portion is xx. xxsupplement notice of intention to pay claim was filed on xx/xx/xxxx.	xxloan modification agreement was signed between the borrower xxand the lender xx, xx, xxtrustee of the xxV-C on xx/xx/xxxx. xxmodified balance is xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx with and interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxis principal reduction in the amount of xxand differed in the amount of xx. xxthe xxbearing is xx
Affiliated Business Disclosure Credit Application HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in Ohio state. The following state disclosures are missing from the loan file,
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33668224	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/18/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.07	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	34.488%	First	Short Form Policy	Not Applicable	Not Applicable	07/02/2019	xx	Not Applicable	6.500%	$680.94	07/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xxof xxN.A. with xx# xx xx/xx# xx / xxxx.

xxchain of assignment is incomplete. xxlast assignment is with xx, xx recorded on xx/xx/xxxx instated of xx.

x. xxis a HOA/COA lien against the property in the favor of xx. in the amount is $x,xxx.xx.
x. xxis a credit card judgment against borrower in favor xx. recorded on xx/xx/xxxx in the amount of $x,xxx.xx
x. xxis a credit card judgment against borrower in favor xxof NC recorded on xx/xx/xxxx in the amount of $x,xxx.xx xxannual county tax for xxxx is due in the total amount of $xxx.xx for due date xx/xx/xxxx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxreview of collection comment states that foreclosure was initiated in xxxx. xxforeclosure file was referred to attorney on xx/xx/xxxx. xxfurther details have been found regarding foreclosure.

xxevidences have been found regarding bankruptcy filing.
xxvisible damages have been found. xxsubject property is occupied by owner.

xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xxreview of collection comment states that foreclosure was initiated in xxxx. xxforeclosure file was referred to attorney on xx/xx/xxxx. xxfurther details have been found regarding foreclosure.
xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodified UPB amount is xxand interest bearing amount is xx. xxborrower promises to pay monthly P&I in the amount of $xxx.xx and interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx. xxloan was modified once since origination.	Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is moderate due to TILA APR Test fail."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test:
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93361064	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$528.61	7.500%	360	xx	xx	FHA	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/13/2016	xx	Not Applicable	4.670%	$256.47	05/01/2016	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender xx, xx.
xxof assignment has not been completed. xx, the mortgage is with xx, xx, xxV-C which was recorded on xx/xx/xxxx.
xxare x junior mortgages first in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx., second in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xxand the other in the amount of $xxxx in the favor of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due for the payment is xx/xx/xxxx. xxlast regular payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. xxcurrent UPB is not in the payment history, as per the tape, the UPB is in the amount of xx.	xx: xxpresent status of the loan is in performing and the next due for the payment is xx/xx/xxxx. xxlast regular payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. xxloan was modified once. xxevidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.
xxborrower " xx, xx", had filed bankruptcy on xx/xx/xxxx under chapter xx with case# xx xxcurrent bankruptcy status is plan confirmed. xxRFD is unable to be determined.
xxoccupancy is unable to be determined from the available servicing comments. xxevidence of damage or repair to the subject property was found. xxcomments have been found stating the borrower’s income has been impacted by covid-19.
xx: xx: xxborrower " xx, xx", had filed bankruptcy on xx/xx/xxxx under chapter xx with case# xx xxdate of last filing is xx/xx/xxxx. xxto the chapter xx plan filed on xx/xx/xxxx, the debtor shall pay the trustee the amount of $xxxx for xx months. xxPOC was filed by lender on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xxplan was confirmed on xx/xx/xxxx.	xxstep loan modification agreement was signed between the borrower xxand the lender xx on xx/xx/xxxx. xxnew UPB as per mod is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with and interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxmodification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl x) "A Lost note affidavit found in a file at (xxxxxx_Custodial File_CUSTODIAL FILE_xx-xx-xxxx_xxxxxxxxx), Which states that the Original Note has been lost and that a good faith effort was made to locate the lost note in accordance with such procedure."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9110223	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$926.99	13.490%	360	xx	xx	Conventional	Fixed	Purchase	97.575%	97.575%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/15/2019	xx	Not Applicable	2.870%	$318.43	03/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx.xx in favor of xx, xx. recorded in xx# xx xx/xx# xx xxxx / xx. xxchain of assignment has not been completed. xxlast assignments are with xx, xx, as xxof xxV-B.xx, the last assignment should be with xx. xxmortgages, liens and judgments: xxis a junior mortgage to the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of $x,xxx.xx in favor of xx, xx. recorded in xx# xx xx/xx# xx xxxx / xxx. xxis a junior mortgage to the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxin favor of xx, xx. recorded in xx# xx xx/xx# xx xxxx / xxx. xxis one (xx (or xx)) which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxLTD. xxare x xxor xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx in the amount of xxand $xxxx.xx in favor of xx. of xx. xxare x xxor xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx, xx/xx/xxxx in the amount of $x,xxx.xx, xxand xx $x,xxx.xx in favor of xxof xx. xxare one xx (xx) which was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx xx. xxis one xx (xx (or xx) which was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx. xxis one xx (xx (or xx) which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx xxis one xx (xx (or xx) which was recorded on xx/xx/xxxx in the amount of $x,xxx.xxin favor of xx xxcounty taxes of xxxx of xst and xnd installment have been paid in the amount of $x,xxx.xx. xxprior year delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is currently in the collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx. xxper the comment dated xx/xx/xxxx, the reason for the default of the borrower was reduced in working hours and he was worked from home. xxhe still tried to make payments. xxforeclosure activity has been found. xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.
xx: xx: xxto the PACER, the borrower xxM. xxand xxL. xxhad filed for bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xx. xxis no comment indicating a cram-down. xxdebtor was discharged on xx/xx/xxxx and the plan was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrower xxM. xxand the xxis xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate x.xx% which steps up in x steps ending at x.xxx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan failed the prepayment penalty term test.  The loan charges a prepayment penalty with a term exceeding x years."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl x)     "The subject property is located at WI state. The following require state disclosures are missing from the loan file. x. Explanation of Personal Obligation. x. Marital Property Act Disclosure. x. Choice of Insurance Disclosure. x. Co-Signer Notice. x. Tattle Tale Notice under the Marital Property Act."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93394867	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/20/2025	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$415.65	9.500%	180		xx	xx		Conventional	Fixed		Cash Out	76.551%	76.551%	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/31/2019	xx	Not Applicable	5.500%	$227.81	08/01/2019	Financial Hardship
xxtitle report dated xx/xx/xxxx shows that, subject mortgage with (borrowers) xxand xxand the (xx) xx, INC. was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with book/page # xx xxof assignment has not been completed, last assignee AMIP xx is missing and the last assignment was done from xx, xx, as xxof xxV-B to xx, xx, as xxof xx which was recorded on xx/xx/xxxx.

xxactive judgment or lien has not found.
xxcombined taxes for the year xxxx have been paid in the amount $x,xxx.xx. xxtax amount is $x,xxx.xx. xxdelinquent taxes have been found.
xxownership of the subject property is vesting in the name xxand xx (borrowers).
xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper servicing comments, the loan is current. xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxregarding reason for default has not found.
xxis making payment as per modification agreement dated xx/xx/xxxx.
xxper servicing comments fc was initiated. xxper comments dated xx/xx/xxxx, fc got closed due to modification agreement dated xx/xx/xxxx. xxper comments dated xx/xx/xxxx, fc file was referred to attorney on xx/xx/xxxx. xxto comments dated xx/xx/xxxx, fc flags have been removed. xxdetails not found.
xxper comments dated xx/xx/xxxx, subject property is owner occupied and comments regarding damage to the subject property are not found.

xx: xxper servicing comments fc was initiated. xxper comments dated xx/xx/xxxx, fc got closed due to modification agreement dated xx/xx/xxxx. xxper comments dated xx/xx/xxxx, fc file was referred to attorney on xx/xx/xxxx. xxto comments dated xx/xx/xxxx, fc flags have been removed. xxdetails not found.
xx: xx	xxloan modification agreement was done between xxand xx (borrowers) and xx (servicer) on xx/xx/xxxx. xxfor modification is financial hardship. xxper modification, unpaid principal balance is xx. xxpromises to pay xxwith interest rate x.xx% and P&I $xxx.xx beginning on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Pre-closing Disclosure
x. Home Equity Loan Copies of Documents
x. Home Equity Loan Rescission Notice
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of Address for Borrower Notification of Violation
xx. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing in the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28080114	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.98	6.850%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	06/13/2019	xx	Not Applicable	5.500%	$948.64	07/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete. xxloan is currently assigned to xx, xx, as owner trustee of xxV-B. xxshould be assigned with xx.
xxare two junior mortgages active against the property. xxone originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx, second one originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.
xxhalf of the year of xxxx county taxes have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxhalf of the year of xxxx county taxes are due in the amount of $x,xxx.xx on xx/xx/xxx.
xxany prior year taxes are delinquent as per updated title report.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB as per tape data is in the amount of xx.	xx: xxservicing comment and documents in file reveals that the loan is in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for due date xx/xx/xxxx. xxcurrent UPB as per tape data is in the amount of xx.
xxforeclosure proceedings have been found.
xxbankruptcy filing has been found.
xxper the collection comment dated xx/xx/xxxx, the servicer had offered FB terms to the borrower beginning from xx/xx/xxxx to xx/xx/xxxx and the borrower was agreed to pay $x,xxx.xx which should be applied to a suspense account.
xx, the property is owner occupied & assumed to be in average condition.
xxto collection comments no damages and repairs have been found.

xx: xx: xx	xxagreement was made between borrower “xxD. xx” and lender “xx, xx, xxtrustee of the xxV-C on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxto this the loan was modified on xxxx & xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Washington. The following required State Disclosure is missing in the loan file.
x. Construction Lien Disclosure
x. Mortgage Loan Servicing Disclosure
x. Choice of Insurance Notice
x. Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97763950	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	07/28/2020	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$693.19	8.875%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	6.000%	$645.63	05/01/2019	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxE. xxand lender xx., which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx, as xxof xxV-C” instead of “xx”.
xxare two active civil judgments against the borrower in the total amount of x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of xx.
xst installment of xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of xxtax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.

xx:
xxper the servicing comment dated xx/xx/xxxx, FC was cancelled on xx/xx/xxxx due to modification.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx and complaint was filed on xx/xx/xxxx . xxevidence was available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is xx. xxconfirming modified chapter xx plan was filed on xx/xx/xxxx which states that the modified plan has been confirmed. xxdismissing case was filed on xx/xx/xxxx and debtor was terminated on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan file. Also the estimated HUD-x, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl x)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87293305	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$639.77	5.375%	360	xx	xx	Conventional	Fixed	Refinance	79.895%	79.895%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	50.668%	First	Final policy	Not Applicable	Not Applicable	03/12/2019	xx	Not Applicable	5.500%	$705.52	04/01/2019	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xx which was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has not been completed as the mortgage is currently with xx, xx but xxfor xxinstead of the current assignee xx.

xxare multiple credit card judgments against the borrower in the total amount of xx,xxx.xx which were recorded in between xx/xx/xxxx-xx/xx/xxxx in favor of multiple plaintiffs.

xxannual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.	xxper review of latest payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB is not reflected in the available pay history but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan isin active xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB is not reflected in the available pay history but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.
xxloan has been modified twice since origination. xxmodification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxjoint debtor’s " xxand xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was not filed by subject creditor. xxper plan dated xx/xx/xxxx the debtor shall participate in MMM program and trustee shall not pay any claim for debtor’s mortgage on subject property located at xxxx S xxWI xxxxx.  xxsuccessful completion of MMM program the debtor shall pay outside the plan. xxfor MMM was filed on xx/xx/xxxx and xxwas granted on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and loan is performing with next due of xx/xx/xxxx.

xx: xx: xxjoint debtor’s " xxand xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was not filed by subject creditor. xxper plan dated xx/xx/xxxx the debtor shall participate in MMM program and trustee shall not pay any claim for debtor’s mortgage on subject property located at xx. xxsuccessful completion of MMM program the debtor shall pay outside the plan. xxfor MMM was filed on xx/xx/xxxx and xxwas granted on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and loan is performing with next due of xx/xx/xxxx.	xxloan has been modified twice since origination. xxmodification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxpromised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94470356	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$779.48	5.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/13/2019	xx	$214,236.39	5.000%	$626.86	02/01/2020	Financial Hardship	xxper updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx,with the lender xxlender and borrowers recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed  latest assignment as per updated from xx, xx.
xxis junior mortgage originated on xx/xx/xxxx in the amount of xxwith lender xxwhich is recorded on xx/xx/xxxx.
xxcivil judgment was recorded on xx/xx/xxxx for the amount of xxin the favor of xx.

xxannual city taxes for the year xxxx are paid in the amount of $xxxx.xx.
xxcity taxes for the year xxxx and xxxx are delinquent in the total amount of $xxxx.xx which were good through on xx/xx/xxxx.

xxper the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected in payment history tape for the amount of xx.	xx: xxcurrent status of the loan is in active bankruptcy.
xxper the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected in payment history tape for the amount of xx.
xxprocess of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. xxper the servicing comment dated xx/xx/xxxx the notice of sale has been scheduled on xx/xx/xxxx. xx, the latest servicing comment dated xx/xx/xxxx states that the sale has been rescinded.
xxborrowers xxT xxand xxM xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxconfirmed on xx/xx/xxxx.
xxloans has been modified since the origination.
xxreason for default as per servicing comment dated xx/xx/xxxx is illness of family member.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.

xx: xxprocess of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. xxper the servicing comment dated xx/xx/xxxx the notice of sale has been scheduled on xx/xx/xxxx. xx, the latest servicing comment dated xx/xx/xxxx states that the sale has been rescinded.
xxborrowers xxT xxand xxM xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxconfirmed on xx/xx/xxxx.

xx: xxborrowers xxT xxand xxM xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxPOC xx/xx/xxxx xxPOC xxas xxand xxis xxwith x.xxx%.
xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever, the unsecured portion is xx. xxconfirmed on xx/xx/xxxx.
xxchapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx bi-weekle for xx months.
xxloan modification agreement was made between the borrower and the lender xx/xx/xxxx.
xxper modified term, the new principal balance is xxwith deferred balance as xx,xxx.xx and forgiven amount as xxborrower promises to pay the loan beginning from xx/xx/xxxx  up to xx/xx/xxxx in the amount of $xxx.xx with modified interest rate of x.xx%.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83128496	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,368.75	$4,992.39	3.750%	360	xx	xx	Conventional	ARM	Cash Out	63.412%	63.412%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	736	751	29.503%	First	Final policy	Not Applicable	Not Applicable	11/01/2018	xx	$220,726.86	5.000%	$5,034.16	12/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the xxin the amount of $x,xxx.xxx.xx which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed as current assignment is with “xx, xx as xxof the xxV-B” which was recorded on xx/xx/xxxx. xxassignment is missing to “xx”.
xxactive judgments or liens have been found against the borrower/subject property.
xxannual taxes for the year of xxxx have been paid in the amount of xxon xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. UPB has not been mentioned in the latest payment history. xxUPB as per the tape data is reflected in the amount of $x,xxx,xxx.xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx.	xx: xxloan is performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. UPB has not been mentioned in the latest payment history. xxUPB as per the tape data is reflected in the amount of $x,xxx,xxx.xx. xxcurrent interest rate is x.xxx% and P&I is $x,xxx.xx. xxforeclosure/bankruptcy activity has been found in the collection comment.
xxto comment dated xx/xx/xxxx, the loan modification agreement has been received.
xxto comment dated xx/xx/xxxx, the loan has been modified.
xxto unexecuted modification agreement located at “xx”, the unpaid principal balance is $x,xxx,xxx.xx. xxborrower was not default under the terms of amended and reinstated note (modification agreement), the principal balance due shall be reduced by xxon xx/xx/xxxx, further with the principal reduction of xxon xx/xx/xxxx. xxall xx months timely payment made then outstanding principal balance is due in the amount of $x,xxx,xxx.xx. xxhistory also shows principal adjustment for the amount of xxon xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. xx, executed copy of modification agreement is missing from the loan file.
xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xx	xxmodification agreement was made between xx, xxW. xxand xx, “xx, xx as xxof the xxV-B.PG# xx xxunpaid principal balance is $x,xxx,xxx.xx. xxborrower was not default under the terms of amended and reinstated note (modification agreement), the principal balance due shall be reduced by xxon xx/xx/xxxx, further with the principal reduction of xxon xx/xx/xxxx. xxall xx months timely payment made then outstanding principal balance is due in the amount of $x,xxx,xxx.xx. xxhistory also shows principal adjustment for the amount of xxon xx/xx/xxxx.
 xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. xx, executed copy of modification agreement is missing from the loan file.
xxto comment dated xx/xx/xxxx, the loan has been modified.
Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Loan has escrow holdback. No proof it was released (Lvl x) "According to Final-HUD-x, funds held in escrow is in the amount of $xx.xxx.xx. However, release evidence has not been found in the loan file."
* Loan has escrow holdback. No proof it was released (Lvl x)     "According to Final-HUD-x, funds held in escrow is in the amount of $xx.xxx.xx. However, release evidence has not been found in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16746472	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.01	11.410%	360	xx	xx	Conventional	Fixed	Cash Out	99.009%	99.009%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	60.799%	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	$27,572.68	6.500%	$1,018.69	05/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, xx., xxthe xx/xx/xx# xx xxxxx / xx. xxchain of assignment has not been completed. xxlast assignment is with xx, xx, and xxof the xxV-B. xxthe last assignee should be xx. xxactive liens and judgments are found against the borrower. xxtaxes of xst xxfor the year xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx. xxtaxes of xnd xxfor the year xxxx have been due on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. xxper the seller's tape data, the UPB is xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. xxper the seller's tape data, the UPB is xx.
xxloan was modified on xx/xx/xxxx with the modified principal balance xx.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xxto collection xxdated xx/xx/xxxx, the foreclosure was initiated in xxxx. xxfile was referred to the attorney was completed on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the foreclosure sale date was scheduled on xx/xx/xxxx, and the later the xxsale date was scheduled on date xx/xx/xxxx. xxto collection xxdated xx/xx/xxxx the foreclosure sale date was canceled due to loss mitigation. xxfurther details have been found.

xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxagreement made between the borrower ( xxB. xx) and the lender is (xxfunds society, xx). xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx and the maturity date as per the xxmodification agreement is xx/xx/xxxx. xxmodification contains a balloon provision. xxremaining unpaid arrears amount of xxshall be deferred and it will be paid at the maturity date xx/xx/xxxx. xxloan has been modified twice since origination.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE failed to moderate and the loan is failed for TILA foreclosure rescission finance charge test.."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx, Variance-$xx.xx."
* DTI > xx% (Lvl x)     "As per the final application, the total monthly income of the borrower is $x,xxx.xx and total monthly expenses are x,xxx.xx. Hence, the DTI ratio is xx.xxx%."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. x. Lead-Based Paint Disclosure x. Mortgage Loan Application Disclosure x. Carbon Monoxide Alarms x. MA Smoke Detector Certificate x. Notice of the Specific Reason for Denial of Credit x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9552766	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$588.49	9.490%	181	xx	xx	Conventional	Fixed	Cash Out	62.826%	62.826%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/04/2019	xx	Not Applicable	7.500%	$395.96	03/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment is not completed. xxassignment is with ‘xx, xx, xxof xxA’ instead of ‘xx’.
xxis junior mortgage against subject property in amount of xxwhich was recorded on xx/xx/xxxx in the favor of 'xx, xx'.
xxcounty taxes for xxxx had been paid in the amount of $xxx.xx.
xxprior delinquent taxes have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.x%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xx:
xxxxxxxxxx.pdf

xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.x%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxproperty is owner occupied and no visible damages were reported.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in SC State. The following disclosures are missing from the loan file.

x. Agent Preference Disclosure
x. Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10444568	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/23/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,202.51	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/04/2019	xx	Not Applicable	5.000%	$764.13	11/01/2019	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx / xxx.
xxchain of the assignment has not been completed. xx, the mortgage assignment is with xx, which was recorded on xx/xx/xxxx.  xx, this should be with xxgroup.
xxactive liens and judgments have been found against the borrower and the property.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of xx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxto servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property. xxfile was referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower filed for loss mitigation. xxfurther details have been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xxto servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property. xxfile was referred to attorney on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower filed for loss mitigation. xxfurther details have been found.
xx: xxto the PACER, the borrower xxW xxand xx-xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is $x,xxx.xx; however, the unsecured portion is $x,xxx.xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxto the modification, the loan was modified on xx/xx/xxxx, between the borrower xxand xxand xx, xx,(xx), xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified twice.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.

x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55073903	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$570.93	10.330%	360	xx	xx	Conventional	Fixed	Cash Out	59.130%	59.130%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2017	xx	Not Applicable	6.882%	$411.59	09/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx / xxx.
xxchain of assignment has not been completed. xx, the assignment is with xx, xx, as owner trustee of the xxopportunities trust V-B which was recorded on xx/xx/xxxx. xxshould be with xx.
xxis an active junior mortgage in the amount of xxwith the lender xx, xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx / xxx.
xxis judgment against the borrower xxin the favor of xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis judgment against the borrower xxin the favor of xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx.

xxannual county and city taxes for the year of xxxx have been paid in the total amount of $ x,xxx.xx for the xx# xx xxannual county and city taxes for the year of xxxx have been paid in the total amount of $ xxx.xx for the xx# xx xxdelinquent taxes have been found for the prior year.
xxreview of updated payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of xx.	xx: xxloan is currently in bankruptcy the borrower is regular with his payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is not reflected in the payment history. xx, tape data shows UPB in the amount of xx.
xxloan was modified on xx/xx/xxxx with modified UPB is xx, however unable to determine whether the borrower had made the payment as per the modification. xxcurrently the borrower had made the payment through xxpayment plan, the document located at” xxof xxwhich was filed on xx/xx/xxxx.

xxfurther details have been found regarding the current foreclosure proceedings.  xxborrower xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount.  xxlast date of filing is on xx/xx/xxxx. xxcomments found related to the borrower’s income impacted by covid-19. xxreason for default is not available in the latest collection comments. xxsubject property is owner occupied and there are no comments found related to the subject property condition.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxper the chapter xx plan, the debtor shall pay to the trustee $xxx.xx for xx months. xxPOC was filed by DRI xxLP on xx/xx/xxxx with its secured amount as xxand the arrearage amount of xx. xxschedule D of xxdoes not show any unsecured amount. xxlast date of filing is on xx/xx/xxxx.	xxmodification agreement was signed between the borrower xxand the lender xx, on xx/xx/xxxx. xxunpaid principal balance is xxwith interest rate x.xxx % which steps up in x steps ending at x.xxx %. xxborrower promise to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx.	Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. The following state disclosures are missing in the loan files.

x. Placement of Insurance Disclosure
x. Availability of Title Insurance
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
																																																																																								x. Insurance Solicitation/Post Commitment"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68638438	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$580.35	8.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/03/2019	xx	Not Applicable	6.000%	$578.71	11/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was originated by ‘xxM xx, an unmarried woman, and xxK xx, an unmarried woman’ was recorded on xx/xx/xxxx under instru# xx with ‘xx’ with loan amount xx.
xxchain of assignment is not completed as currently the assignment is with xx, xx as xxof the xxV-B recorded on xx/xx/xxxx instead of xx.

x) xxis an active junior xxagainst the borrower in the amount of xxwhich was recorded on xx/xx/xxxx in favor of MERS as nominee for “xx”.
x) xxare x civil judgments available against the borrower “xxM. xx” in the total amount of $x,xxx.xx which was filed by “xx” which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxxst installment of combined taxes for xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx and xnd installment is due in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.

xx: xx:
xxxxxxxxxx.pdf

xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxper update title document located xx the foreclosure proceedings were initiated on the loan with case# xx by referring to attorney on xx/xx/xxxx & complaint was filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xxfile was put on hold for modification as loan was modified on xx/xx/xxxx. xxfurther information is available regarding foreclosure.
xxvisible damages were reported.
xxcomments have been found regarding xxfiling.
xxper seller provided tape data property is vacant; however no evidences have been found regarding the occupancy as collection comments are incomplete.

xx: xxper update title document located xx the foreclosure proceedings were initiated on the loan with case# xx by referring to attorney on xx/xx/xxxx & complaint was filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xxfile was put on hold for modification as loan was modified on xx/xx/xxxx. xxfurther information is available regarding foreclosure.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "The property is located in "IN" state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IN State. The following disclosure is missing from the loan file.

x. Federal Consumer Credit Protection Act Disclosure
x. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16987664	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/09/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$702.34	$892.78	7.750%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/09/2019	xx	Not Applicable	5.000%	$593.10	12/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.
xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx,xx,as owner trustee of the xxV-B” instead of “xx”
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxxst installment of combined tax for xxxx has been xxin the amount of $x,xxx.xx with good through date xx/xx/xxxx and xnd installment of $x,xxx.xx is due on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history tape for the amount of xx.	xx: xxcurrent status of the loan is performing and the borrower has making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified  on xx/xx/xxxx with new principal balance of xxnew modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment the subject property has been occupied by the owner.
xxevidence has been found regarding the bankruptcy.
xxper collection comment shows that the reason for default is xx / xxin xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage. xx, no comments have been found regarding the income impacted due to xx-xx.

xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx the collection comment dated xx/xx/xxxx shows that the foreclosure sale date was xx/xx/xxxx.
xxcollection comment dated  xx/xx/xxxx shows that the sale held on xx/xx/xxxx and property is sold to xxfund society, xx, as owner xxof the residential xxV-B. and REO xxwas on xx/xx/xxxx.xx, the further comment dated xx/xx/xxxx the fc has been rescinded and moved bank to the loss mitigation.

xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81999597	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	12/26/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$782.01	6.750%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/05/2019	xx	Not Applicable	6.500%	$605.03	07/01/2019	Change ARM Terms	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx as trustee” instead of “xx.”

xxis an active HOA lien available in the updated title report against xxin the amount of xxin favor of "xxat xx" and it was recorded on xx/xx/xxxx.

xxis an active IRS lien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.
xxis an active IRS lien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.
xxis an active IRS lien available in the updated title report against xxin the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.
xxis an active IRS lien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

xxis an active state tax lien available in the updated title report against xxin the amount of $xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xx, xx. and it was recorded on xx/xx/xxxx.

xxxst installment of county tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.
xxxst installment of county tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is in active foreclosure.
xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xxfurther evidences have been regarding the foreclosure proceedings.
xxof updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xxfurther evidences have been regarding the foreclosure proceedings.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22728337	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$596.55	Unavailable	6.950%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/15/2019	xx	Not Applicable	6.950%	$648.06	04/01/2019	Financial Hardship	xxborrower had xxfiled xxunder chapter-x on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.

xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with MERS as nominee for  xxwith xx/xx# xx xxx.

xxchain of assignment has not been completed; currently the assignment is with xx, it should be with xx.

xxare no active lien and judgments against the borrower.
xxcombined taxes for the year of xxxx are paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, the lender provided modification plan to the borrower. xxis, the new modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
xxper comment history, the foreclosure was initiated and file was referred to an attorney on xx/xx/xxxx. xxfurther details have been found.
xxcomments have been found regarding xx-xx impact in the latest servicing comments.
xxis no evidence has been found of damage or repairs in the latest servicing comments.

xx: xxper comment history, the foreclosure was initiated and file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found.
xx: xxborrower had xxfiled xxunder chapter-x on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xx. and the lender xx, xx, as xxof xxV-B. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no deferred balances and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15058481	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,252.94	11.350%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/04/2018	xx	Not Applicable	8.250%	$1,084.10	12/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx/ xx, xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx., which was recorded on xx/xx/xxxx. xxshould be with xx.
xxare four IRS liens against borrower xxW xxin the favor of xxof the xx- xxin the total amount of xxwhich were recorded on different dates.
xxare multiple xxliens, xst three is in the favor of xxAH xxin the amount of $ xxxx.xx.xnd three are in the favor of xx., in the total amount of xx.xxare three civil judgments xst is in the favor of xxin the amount of $xxx.xx, xnd is in the favor of xx in the amount of $xxxx.xx and xrd is in the favor of xx’s xxINC., in the amount of $x,xxx.xx.xxis judgment in the favor of xxwhich was recorded on xx/xx/xxxx.
xst installment for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xst installments for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next due for the payment is xx/xx/xxxx. xxlast regular payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. xxcurrent UPB is not reflected in the payment history, as per the tape, the UPB is in the amount of xx.
xx: xxpresent status of the loan is in performing and the next due for the payment is xx/xx/xxxx. xxlast regular payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx.
xxloan was modified twice since origination. xxevidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.
xxRFD is unable to be determined. xxevidence of damage or repair to the subject property was found. xxcomments have been found stating the borrower’s income has been impacted by COVID-xx.

xx: xx: xx	xxmodification agreement was made between xxW. xxand xx, xx on xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx monthly with a modified interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl x) "A Lost note affidavit found in a file at (CAM-xxxx collateral pg# xx which states that the Original Note has been misplaced by holder and the same cannot be located despite diligent search attempts."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24107184	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$662.23	8.000%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/03/2018	xx	Not Applicable	7.000%	$421.90	01/01/2019	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx. xxchain of the assignment has not been completed. xxlatest assignment is xx, xx, xxof the xxV-B which was recorded on xx/xx/xxxx. xxshould be with xx. xxare x civil judgments active in the favor of xx and xxin the total amount of $ xxxx.xx. xxare x state tax liens active against the borrower xx & xxin the favor of xxof xxof xxin the total amount of $ xxxx.x. xxxst and xnd installment of tax for the year of xxxx have been paid in the amount of $xxxx.xx paid on xx/xx/xxxx and xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx the payment applied date wasx/x/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxreason default is unable to determine. xxto the payment history as of xx/xx/xxxx. xxto the payment history as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.
xx: xx: xxto the PACER, the borrower xxA xxbankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxlast date of filing date is xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx the POC amount is xxand the arrearage amount is xx. xxplan was terminated on xx/xx/xxxx. xxdebtor shall pay to the trustee $xxx.xx per xx months. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between xxA. xxand xx, xx on xx/xx/xxxx. xxper the modified term, the new principal balance is xx.xxborrower promises to pay $ $xxx.xxmonthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and Itemization are missing from the loan file"	* Application Missing (Lvl x) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located at OH State. However following state disclosures are missing from the loan file x. Equal Credit Availability Notice x. Insurance Tying Disclosure x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77768388	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,652.21	6.125%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2013	xx	$67,500.00	2.000%	$664.59	02/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx, LP with xx# xx xxxxx / xx.
xxchain of assignment is not completed the current assignee is “xx".
xxsociety, xx, as owner xx.
xxare two civil judgments in the favor of xx which were recorded on xx/xx/xxxx and xx/xx/xxxx in the total amount of $xxxx.xx.
xrd installment of town taxes for the year of xxxx is delinquent in the amount of $xxx.xx with the good though date xx/xx/xxxx.
xxxx-xx quarterly taxes are due in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in active bankruptcy. xxto the PACER, the borrower xxK xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount is xxand total arrearage amount is xx. xxplan was confirmed on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxbankruptcy is still active.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xx: xx: xxto the PACER, the borrower xxK xxhad filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount is xxand total arrearage amount is xx. xxplan was confirmed on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.	xxloan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxdeferred balance is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from New Jersey State which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD/itemization/estimated HUD-x"	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x and Fee itemization are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of service transfer is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27838964	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.39	6.540%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/12/2019	xx	$24,599.25	6.500%	$583.11	08/01/2019	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx.
xxchain of the assignment has not been completed. xx, the mortgage assignment is with xx, xx which was recorded on xx/xx/xxxx.  xx, this should be with xx.
xxis a junior mortgage active in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxare multiple state tax liens active against the borrower in the total amount of $x,xxx.xx in the favor of xxof xxof xxwhich was recorded xx/xx/xxxx and second is recorded on xx/xx/xxxx.
xxcombined taxes for the year of xxxx have been delinquent in the amount of $xxxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxper comment dated xx/xx/xxxx, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.
xxto servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property. xxfile was referred to attorney on xx/xx/xxxx. xxforeclosure sale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower filed for xxmitigation. xxfurther details have been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xxto servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property. xxfile was referred to attorney on xx/xx/xxxx. xxforeclosure sale was scheduled on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the bidding instruction was completed on xx/xx/xxxx with xxamount of xx. xx, the foreclosure was put on hold as the borrower filed for xxmitigation. xxfurther details have been found.
xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx, between the borrower xxM. xxand xx, xx (xx), xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.

x.Equal Credit Availability Notice
x.Insurance Tying Disclosure
x.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65821039	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.19	1.450%	480	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	Yes	MGIC	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	650	Not Applicable	47.302%	First	Final policy	Not Applicable	Not Applicable	01/16/2017	xx	Not Applicable	2.599%	$869.85	03/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with lender xx, xx.
xxchain of assignment has not been completed. xxmortgage currently assign to xx, xx, as xxof the xxV-B instead of xx.
xxhave no active judgments and liens found.
xxcounty taxes for the year of xxxx had been paid in the amount of $x.xx.
xxcurrent tax status is tax to follow.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPN is reflected in payment history tape for the amount of xx.	xx: xxcurrent status of the loan is performing . xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPN is reflected in payment history tape for the amount of xx.
xxprocess of foreclosure has been initiated, foreclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx the step sale was re-projected for xx/xx/xxxx.
xx, the  file was referred to an attorney on xx/xx/xxxx. xx, no further comments have been found regarding the foreclosure.
xxcomments have been found regarding the bankruptcy.
xxloan has been modified since the origination.
xxoccupancy is unable to be determined. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to xx-xx.

xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx the step sale was re-projected for xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4870504	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.53	9.382%	360	xx	xx	Conventional	Fixed	Cash Out	116.744%	116.744%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/16/2020	xx	Not Applicable	5.500%	$492.58	05/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx / xxx.
xxchain of assignment has not been completed. xxlast assignment is from xxIVA , LLC to xx, xx, as owner xx which was recorded on xx/xx/xxxx. xx, the correct assignment should be with xx.
xxis a junior mortgage against the subject property in the amount of $xxxx.xx in favor xx, xx. which is recorded on xx/xx/xxxx in instrument# xx / xxx.
xxactive liens or judgments have been found against the borrower/ subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan is present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower is facing the medical issues back in xx.
xxloan was modified twice since origination. xxmodification agreement is made between the borrower "xx" and the lender "xx, xx on xx/xx/xxxx.  xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxborrower did not file bankruptcy yet.
xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found. xx, any details have been found regarding covid-19.

xx: xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation.
xx: xx	xxloan was modified twice since origination. xxmodification agreement is made between the borrower "xx" and the lender "xx, xx on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Credit Application	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "This loan failed HOEPA High Cost Mortgage Points and Fees Threshold Test. Fees Charged $x,xxx.xx Allowed $x,xxx.xx Over By +$xxx.xx.

Fee Included-
Loan Discount Fee $x,xxx.xx
Loss of Income Insurance Premium $x,xxx.xx"	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Loan data: $xxx,xxx.xx, Comparison data: $xxx,xxx.xx, Variance data: -$xx,xxx.xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Loan data; $xxx,xxx.xx, Comparison data: $xxx,xxx.xx, Variance data: -$xx,xxx.xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data : x.xxx%, Comparison data: xx.xxx%, Variance data: -x.xxx%"
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* LTV or CLTV exceeds xxx% (Lvl x)     "As per the appraisal report which is located at “xxxxxxx_Appraisal”, the original appraisal value is $xx,xxx.xx which is less than the original loan amount $xx,xxx.xx. However, the LTV exceeds xxx.xxx%."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78901727	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$928.24	6.000%	180	xx	xx	Conventional	Fixed	Refinance	73.333%	73.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.906%	First	Final policy	Not Applicable	Not Applicable	08/01/2011	xx	Not Applicable	6.000%	$454.54	08/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxwith the lender xx.
xxchain of assignment has not been completed. xx, the assignment is from xxto PROF-xxxx-Sx xxII, by xx, as legal xxwhich was recorded on xx/xx/xxxx. xx, the correct assignment should be with the  “xx”.
xxis one junior mortgage against the subject property in the favor of xxand xxfor the amount of xxwhich was recorded on xx/xx/xxxx with book xxxxx at page xx.
xxis one junior child support lien against the borrower in favor of xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis civil judgment against the borrower in the favor of xxof the public xxin the amount of $xxx.xx recorded on xx/xx/xxxx.
xxis one junior credit card judgment against the borrower in the favor of xxfor the mount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis one junior civil judgment against the borrower xx, ET AL  in the favor of xxD xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxinstallment of town taxes for the year of xxxx has been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
xxinstallment of town taxes for the year of xxxx has been past due (under xx days) for the amount of $xxxx.xx which was due on xx/xx/xxxx and they are good through till xx/xx/xxxx.
xxand second installments of town taxes for the year of xxxx have been due in the amount of $xxxx.xx and $xxxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan is in the collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent from x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is does not reflect in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxreason for default is unable to be determined.
xxloan was modified once since origination. xxmodification agreement was made between the lender xx and the borrowers xx, xxL xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxborrower did not file bankruptcy yet.
xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx with the case# xx xxservicing has been completed on xx/xx/xxxx. xxjudgment entered foreclosure submitted on xx/xx/xxxx. xx, the foreclosure was put on hold due to the trial modification.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found in the available servicing comments. xx, any details have been found regarding covid-19.

xx: xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx with the case# xx xxservicing has been completed on xx/xx/xxxx. xxjudgment entered foreclosure submitted on xx/xx/xxxx. xx, the foreclosure was put on hold due to the trial modification.
xx: xx	xxloan was modified once since origination. xxmodification agreement was made between the lender xx and the borrowers xx, xxL xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Finance Charge Test: Loan data: $xx,xxx.xx, Comparison data: $xx,xxx.xx, Variance data: -$xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: Loan data: $xx,xxx.xx, Comparison data:  $xx,xxx.xx, Variance data: -$xxx.xx"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. x. NJ Application Disclosure x. Delivery Fee Authorization x. NJ Attorney Disclosure x. Unacceptability of Insurance Notice x. Attorney Disclosure II x. Tax Bill Information x. Private Well Testing x. Lock-In Agreement x. Commitment Disclosures xx. Choice of Insurer Disclosure xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4230660	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$491.43	9.200%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx., which was recorded on xx/xx/xxxx with loan amount of xx. xxchain of assignment has not been completed. xxthe mortgage assignee is “xx, xx, and xxof the xxV-C”, instead of “xx”. xxis a break in chain of assignment as we required assignment of mortgage from “U.S. ROF III xxxxxx-x, xx, and as xx”. xxactive judgments or liens have been found. xxfor year xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior year’s delinquent taxes have been found.	xxto the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history, UPB as per the tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.

xx: xxloan is performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history, UPB as per the tape data is in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx. xxforeclosure/bankruptcy activity has been found.
xxto comment dated xx/xx/xxxx, the reason for default is slow work. xxcomment dated xx/xx/xxxx states that the lender was reviewing hardship request due to COVID pandemic. xxsame dated comment states that the borrower’s work has been affected by the covid-19. xxwants know regarding the payment options or loss mitigation.
xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.
xxagreement located at “xx shows the arrearage amount of $xxx.xx.
xxdated xx/xx/xxxx located at “xx” has not been approved by the servicer.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application located at "xxxxxx_xxxx-xxxx_xxxx-Loan Application Pg# xx is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl x)     "Final loan application located at "xxxxxx_xxxx-xxxx_xxxx-Loan Application Pg# xx is not signed by the borrower."
* Cash out purchase (Lvl x)     "According to final HUD-x, the purpose of transaction is purchase. However, there is cash to borrower in the amount of $xxx.xx."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas State. The following state disclosures are missing in the loan file;
x) TX Loan Agreement Notice
x) Commitment Requirement/Anti-Tying
x) TILA Disclosures in Spanish
x) Choice of Insurance Notice
x) Non-Deposit Investment Product Disclosure Are there any promotional materials
x) Insurance Solicitation/Post Commitment Requirement, Anti-Coercion Notice"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the Borrower."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the Borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27350766	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,572.15	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.264%	First	Final policy	Not Applicable	Not Applicable	01/31/2019	xx	$54,184.36	5.500%	$1,418.37	03/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx’s xxof xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxlast assignment was done from xx, xx to xx, xx which was recorded on xx/xx/xxxx. xxis xxsupport lien in the amount $xxx.xx recorded on xx/xx/xxxx in favor of xxD. xx. xxxx combined taxes has been paid in amount $x,xxx.xx. xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxreview of the servicing comments shows that the loan is performing and the next due date for payment is xx/xx/xxxx. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxW. xxand xx (borrowers) and xx, xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxand the xxprincipal balance is xx. xxinterest rate is x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. xxwas put on hold for modification on xx/xx/xxxxx. xxhold was started on xx/xx/xxxx. xxfurther details have been found. xxto PACER, xxborrowers (xxand xx) have filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx and the plan is confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. xxwas put on hold for modification on xx/xx/xxxxx. xxhold was started on xx/xx/xxxx. xxfurther details have been found.
xx: xxto PACER, xxborrowers (xxand xx) have filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx and the plan is confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney xx/xx/xxxx. xxwas put on hold for modification on xx/xx/xxxxx. xxhold was started on xx/xx/xxxx. xxfurther details have been found.
xx: xxto PACER, xxborrowers (xxand xx) have filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx and the plan is confirmed on xx/xx/xxxx. xxis no unsecured portion found in the schedule D of the voluntary petition. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx. xxper the motion to value collateral dated the property value is xx. xxis motion to avoid lien for the lien recorded on xx/xx/xxxx having xx. xxxx-xxxxxx.	xxloan modification agreement was made between xxW. xxand xx (borrowers) and xx, xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxand the xxprincipal balance is xx. xxinterest rate is x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxmodification contains balloon provision. xxthis the loan was also modified in xxxx,	Affiliated Business Disclosure HUD-x Closing Statement	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUD-x not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for TILA finance charge test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "As per the ROR, the transaction date is xx/xx/xxxx; however, the Note date is xx/xx/xxxx."
																																																																																								* Settlement date is different from note date (Lvl x) "As per the HUD-x, the settlement date is xx/xx/xxxx; however, the Note date is xx/xx/xxxx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70802562	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/02/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.01	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	68.820%	68.820%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.246%	First	Final policy	Not Applicable	Not Applicable	12/03/2018	xx	Not Applicable	6.500%	$613.24	12/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx with the loan amount of $xxx.xxx.xx.
xxchain of assignment has not been completed. xx, the subject mortgage is with “xx, xx, xxof the xxV-B” which was recorded on xx/xx/xxxx. xxlast assignment is missing to “xx”.
xxis xxagainst the subject property in the favor of xxof xx, xxof xxfor the amount of $ xx.xx which was recorded on xx/xx/xxxx and also, there is xxagainst the subject property in the favor of xx, xxof xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxare three senior civil judgments against the borrower, “xx”.
xxjudgment was in the favor of xx. for the amount of $xxx.xx which was recorded on xx/xx/xxxx, second judgment was in the favor of xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx, and third judgment was in the favor of xx, PC for the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xxinstallment of city taxes for the year of xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx. xxinstallment is due in the amount of $xxxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.	xx: xxloan is in collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is x.xxx% and P&I is $xxx.xx.
xxto comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. xxto comment dated xx/xx/xxxx, the loan has been modified. xxcomment dated xx/xx/xxxx states that the foreclosure flag has been removed and file has been closed. xxloan was modified on xx/xx/xxxx between the xx "xx” and lender "xx, xx, xxV-B” on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower promises to pay $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx, till maturity date of xx/xx/xxxx.
xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xxto comment dated xx/xx/xxxx, the foreclosure was initiated and the file was referred to an attorney on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. xxto comment dated xx/xx/xxxx, the loan has been modified. xxcomment dated xx/xx/xxxx states that the foreclosure flag has been removed and file has been closed. xxloan was modified on xx/xx/xxxx.
xx: xx	xxmodification agreement was made on xx/xx/xxxx between the xx "xx” and lender "xx, xx, xxV-B” on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower promises to pay $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx, till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Connecticut license validation test."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Connecticut State. The following state disclosures are missing from the loan file:
x) Below State Disclosures are missing from loan file
x) Payoff Statement Disclosure
x) Non-Prime HUD Contact Disclosure
x) xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8011791	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,305.00	$1,886.75	6.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/26/2019	xx	Not Applicable	5.000%	$1,169.93	04/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of ‘xx’ which was recorded on xx/xx/xxxx under instru# xx with loan amount of xx.
xxchain of assignment has not been completed. xx, the mortgage assignment is with ‘xx, xx’ instated of xx.
xxactive judgments or liens have been found against subject property/borrower.
xxprior delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xx:
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xx, as per confirmed plan debtor shall pay the modified approved plan payment with monthly amount of $x,xxx.xx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x.xx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remained as $x.xx. xxloan is in active BK case.
xxper collection comments and loan file states that the foreclosure file was initiated in xxxx as referring to attorney on xx/xx/xxxx. xxforeclosure complaint was filed on xx/xx/xxxx. xxputs on hold due to bankruptcy as debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxcomments have been found regarding foreclosure process.
xxproperty is owner occupied and no visible damages were reported.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.

xx: xxper collection comments and loan file states that the foreclosure file was initiated in xxxx as referring to attorney on xx/xx/xxxx. xxforeclosure complaint was filed on xx/xx/xxxx. xxputs on hold due to bankruptcy as debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxcomments have been found regarding foreclosure process.
xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xx, as per confirmed plan debtor shall pay the modified approved plan payment with monthly amount of $x,xxx.xx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x.xx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remained as $x.xx. xxloan is in active BK case.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State. The following disclosures are missing from the loan file.

x. Anti-Coercion Notice
x. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6255971	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$407.30	6.875%	360		xx	xx		Conventional	Fixed		Purchase	46.617%	46.617%	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/08/2020	xx	Not Applicable	5.750%	$447.69	07/01/2020	Financial Hardship
xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xx and it was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete. xxassignment is with xx-xxxx-Sx xxII, xx, as. xxshould be assigned with xx.
xxis junior mortgage against the borrower in the amount of xxwhich was recorded on in the favor of xxand xx.
xxare x HOA xxagainst the subject property in the total amount of xxin favor of ‘xxat xx’ which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively.

xxis civil judgment against the borrower in the amount of $xxxx.xx in the favor of xx.
xxis civil judgment against the borrower in the amount of $x,xxx.xx in the favor of xx xx.
xxis civil judgment against the borrower in the amount of $xxx.xx in the favor of xx.

xxtown taxes for xxxx (installment xrd & xnd) are delinquent in the total amount of $x,xxx.xx which were payable through good date xx/xx/xxxx.
xxtown taxes for xxxx (installment xst) are paid off in the amount of $x,xxx.xx.
xxtown taxes for xxxx (installment xth) are due in the amount of $x,xxx.xx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xx: xxxxxxxxxx.pdf xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx. xxto the PACER, the debtor ‘xx’ had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever, the unsecured portion is $x.xx. xxchapter xx converted into chapter x. xxPOC filed on xx/xx/xxxx by creditor with secured claim amount of xxand arrearage is in amount of xx. xx’s final report does not reflect any payoff towards creditor. xxbankruptcy is discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxevidences have been found regarding foreclosure process. xxevidences have been found regarding damages in available comments. xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xx: xx: xxto the PACER, the debtor ‘xx’ had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever, the unsecured portion is $x.xx. xxchapter xx converted into chapter x. xxPOC filed on xx/xx/xxxx by creditor with secured claim amount of xxand arrearage is in amount of xx. xx’s final report does not reflect any payoff towards creditor. xxbankruptcy is discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx. xxborrower made the last payment as per xxxx modification for due date xx/xx/xxxx (xxxxxxxxxx_LoanModification_x.pdf) which interest rate x.xx% and P&I is $xxx.xx.
Affiliated Business Disclosure Final Truth in Lending Discl.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is moderate due to
x) The loan failed the prohibited fees test.
x) This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $xx.xx to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title search fees, including title insurance premiums;taxes;tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67617559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/16/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$463.34	4.375%	360	xx	xx	Conventional	ARM	Refinance	82.857%	82.857%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxF. xxand xxA xxand lender xx-xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “xx, xx, xxof the residential xxV-B” instead of “xx”. xxis a senior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in xx/xx# xx / xxx in favor of xx. xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.	xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in active bankruptcy. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx. xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxhas filed chapter xx plan on xx/xx/xxxx which states that the debtor shall pay both the installment payments $xxx.xx and the amounts to cure the arrearage $x,xxx.xx will be disbursed by the trustee. xxxx xxwas filed on xx/xx/xxxx which states that the debtor chapter xx plan is hereby confirmed. xxand xxto xxwas filed on xx/xx/xxxx by the chapter xx trustee to disallow the subject claim. xxon xxwas filed on xx/xx/xxxx which states that the xxand xxto xxwhich was filed on xx/xx/xxxx is denied. xxdebtor is in active bankruptcy. xxper collection comments the subject property has been occupied by the owner and is in average condition. xxper final xxxx, at the time of origination the borrower was working at "C&C xx & xx" as a "xx" for xx months.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xx, it was put on hold as the debtor (xxand xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxhas filed chapter xx plan on xx/xx/xxxx which states that the debtor shall pay both the installment payments $xxx.xx and the amounts to cure the arrearage $x,xxx.xx will be disbursed by the trustee. xxxx xxwas filed on xx/xx/xxxx which states that the debtor chapter xx plan is hereby confirmed. xxand xxto xxwas filed on xx/xx/xxxx by the chapter xx trustee to disallow the subject claim. xxon xxwas filed on xx/xx/xxxx which states that the xxand xxto xxwhich was filed on xx/xx/xxxx is denied. xxdebtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is Moderate due to Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulations Test Failed due to Brokerage/Finder Fee Test. Brokerage/Finder Fee Test shows loan data $x,xxx.xx, Comparison Data $x,xxx.xx and variance +$xxx.xx. The mortgage loan charges a brokerage/finder fee that exceeds x% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77576298	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$720.39	$828.52	11.450%	181	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/14/2019	xx	Not Applicable	6.500%	$1,107.96	02/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with (lender) xx, in the amount of xx. xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx / xxx. xxchain of the assignment has been completed. xxcurrent assignment is with xx, xx, not in its individual capacity but solely in its capacity as xxof xxxxxx-x.
xxare two water-sewer liens active against the property (xx- xxx xx, xx, CT xxxxx) in the amount of $xxx.xxin favor of xxof xx.
xxtwo real-estate tax liens are active against the property in the amount of $x,xxx.xx in favor of xxof xx. xxlien started foreclosure. xxlender’s name is included in foreclosure complaint. xx, it is handwritten.
xxare three civil judgments active against the borrower in the amount of xx, $x,xxx.xx and $x,xxx.xx in favor of xx, xxand LVNV xx respectively.
xxfirst installments of combined taxes for the year of xxxx-xxxx have been paid in the amount of $x,xxx.xx. xxsecond installments of combined taxes for the year of xxxx-xxxx are due in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxcurrent ownership is vested in the name of xxJ xxand xxA xx (borrower).
xxreview of the payment history shows that, the borrower has been current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.

xx: xxreview of comment history shows that the borrower is current with the loan.
 xxreview of the payment history shows that, the borrower has been current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.
xxper the servicing comments, the subject property is owner occupied. xxdamages or repairs are found.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx, between the (borrower) xx & xxA xxand the (lender) xx, xx. xxreason for modification is financial hardship. xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.x% with the modified P&I of $x,xxx.xx. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxis no deferred balance has been stated.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx along with the estimated HUDx and Itemization are missing the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65241719	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$594.00	$674.84	9.000%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	24.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of the updated title report dated xx/xx/xxxx, the subject mortgage was recorded on xx/xx/xxxx under xx/xx# xx with the lender as MERS as nominee for the xxstore financial xx., A xxin the amount of xx. xxchain of assignment has not been completed as the mortgage is currently with xx instead of the current assignee xx.

xxare x HOA xxagainst the subject property in the amount of $x,xxx.xx in favor of xxII xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx. xxsubject property is located in MD xxwhich is super xx. xxis risk that property can be getting foreclosed due to above unpaid liens. xxcan be cured if above unpaid liens paid in full with unpaid interest and late charges.

xxare x xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx in the favor of xxof xxin the total amount of $x,xxx.xx.

xxis civil judgment which was recorded on xx/xx/xxxx in the amount of xxin the favor of xx.

xxannual county taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxutility charges for xxxx have been delinquent in the total amount of $x,xxx.xx and payable through the date of xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB is not reflected in the available pay history but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.	xx: xxdebtor " xxP xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxamended plan dated xx/xx/xxxx was confirmed on xx/xx/xxxx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore, the unsecured portion is xx. xxPOC was filed by subject creditor OneWest xx, xx on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xxper second amended plan dated xx/xx/xxxx the subject claim is secured (class# xx and allowed xxshall be in the amount of xx. xxholder of the xxx claim shall receive monthly payments of P&I in the amount of $xxx.xx with annual rate of x.xx% until the xxx allowed claim is paid in full. xxfull amount of the xxx xxwill be amortized over a period of xx years. xxreal property secured by the xxx xxwill be sold with five years after the xx. xxcomment dated xx/xx/xxxx shows that the property should have been sold no later than x/x/xx as provided in the xxas the xxwas supposed to be making monthly payments under the revised terms above. xx, the comment dated xx/xx/xxxx states that the debtor to sell the property or (preferably) loan should be current and keep paying going forward. xxper latest pay history the loan is performing as the borrower has been making the payments as per terms mentioned in the plan and next due date is xx/xx/xxxx.xxloan is in active bankruptcy and the last filing date is xx/xx/xxxx.

xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB is not reflected in the available pay history but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.

xxproperty is owner occupied and no visible damages were reported.
xx: xx: xxdebtor " xxP xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxamended plan dated xx/xx/xxxx was confirmed on xx/xx/xxxx. xxD of xxdated xx/xx/xxxx shows that amount of claim without deduction value of collateral is xxand value of property is xx; therefore, the unsecured portion is xx. xxPOC was filed by subject creditor OneWest xx, xx on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xxper second amended plan dated xx/xx/xxxx the subject claim is secured (class# xx and allowed xxshall be in the amount of xx. xxholder of the xxx claim shall receive monthly payments of P&I in the amount of $xxx.xx with annual rate of x.xx% until the xxx allowed claim is paid in full. xxfull amount of the xxx xxwill be amortized over a period of xx years. xxreal property secured by the xxx xxwill be sold with five years after the xx. xxcomment dated xx/xx/xxxx shows that the property should have been sold no later than x/x/xx as provided in the xxbut the xxwas supposed to be making monthly payments under the revised terms above. xx, the comment dated xx/xx/xxxx states that the debtor to sell the property or (preferably) loan should be current and keep paying going forward. xxper latest pay history the loan is performing as the borrower has been making the payments as per terms mentioned in the plan and next due date is xx/xx/xxxx.xxloan is in active bankruptcy and the last filing date is xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The service transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to Confirm the operative index value due to missing documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77382775	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,483.90	9.125%	360	xx	xx	Conventional	ARM	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.576%	First	Final policy	Not Applicable	Not Applicable	01/13/2014	xx	$52,488.47	5.000%	$669.88	02/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from PROF-xxxx-Sx xx, by xx, as xxFV-I, xx., in xxfor xx which was recorded on xx/xx/xxxx. xx, the correct assignment should be with xx.
xx, any active liens and judgments have been found.
xxand second installments taxes for the year of xxxx have been due in the amount of $xxx.xx and $xxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx respectively.
xxand fourth installments taxes for the year of xxxx have been due in the amount of $xxx.xx and $xxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan is present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.
xxmodification agreement was made between the lender xx, xx. and the borrower xx, xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxdeferred balance is xx. xxdeferred principal balance is eligible for forgiven on a deferred basis. xxwill forgive in the amount of xxprincipal balance of loan each year on the anniversary of the first trial period payment date for x years. xxborrower promises to pay in the amount of $xxx.xx with a modified interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx. xxloan was modified twice since origination.
xxborrower did not file bankruptcy yet.
xx, any foreclosure details have been found.
xxsubject property occupancy is unable to be determined. xx, any damage and repairs have been found. xxper the comment dated xx/xx/xxxx, the reason for hardship is covid-19. xx, the same comment date stated that the forced prepare to for future quarantine. xx, any further details have been found regarding covid-19.

xx: xx: xx	xxmodification agreement was made between the lender xx, xx. and the borrower xx, xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxdeferred balance is xx. xxdeferred principal balance is eligible for forgiven on a deferred basis. xxwill forgive in the amount of xxprincipal balance of loan each year on the anniversary of the first trial period payment date for x years. xxborrower promises to pay in the amount of $xxx.xx with a modified interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx. xxloan was modified twice since origination.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
x. VA Application Disclosure
x. Choice of Settlement Agent Disclosure
x. Disclosure of Charges for Appraisal or Valuation
x. Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to be determined from the available loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68902847	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$567.07	10.500%	180	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/06/2000	xx	Not Applicable	10.250%	$464.13	03/01/2000	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxlast assignment is with xx, xx, as owner which was recorded on xx/xx/xxxx. xxlast assignment is missing to "xx".
xxactive judgments or liens have been found against the subject property/the borrower.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior years delinquent taxes have been found.
xxto the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is xx.xxx% and P&I is $xxx.xx.	xx: xxloan is bankruptcy and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. xxUPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. xxcurrent interest rate is xx.xxx% and P&I is $xxx.xx.
xxloan was modified on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of xx.xxx % beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxamendment contains a balloon clause requiring all principal and interest to be paid xx months from date of first payment. xxamount will be due in the amount of xx. xxborrower, "xx" had filed the bankruptcy under chapter xx plan with the case # xx xx/xx/xxxx.
POC has been filed by the creditor, "xx, xx, as owner trustee of the xxV-B" for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx.
xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx.
xxto amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for x months and then, $xxxx.xx for xx months. xxto be paid through the plan is in the amount of xxand mortgage payment will be with the month payment of $xxx.xx for xx months. xxsame plan was confirmed on xx/xx/xxxx. xxforeclosure details have been found. xxoccupancy of the subject property is unable to be determined from the collection comment. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report is available in the loan file.

xx: xx: xxborrower, "xx" had filed the bankruptcy under chapter xx plan with the case # xx xx/xx/xxxx.
POC has been filed by the creditor, "xx, xx, as owner trustee of the xxV-B" for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx.
xxto voluntary petition schedule D, the value of the collateral is xxand the amount of secured claim is xx.
xxto amended chapter xx plan dated xx/xx/xxxx, the debtor shall pay to the trustee in the amount of $xxxx.xx for x months and then, $xxxx.xx for xx months. xxto be paid through the plan is in the amount of xxand mortgage payment will be with the month payment of $xxx.xx for xx months. xxsame plan was confirmed on xx/xx/xxxx.
xxmodification agreement was made on xx/xx/xxxx. xxto modified terms, the new principal balance is xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of xx.xxx % beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxamendment contains a balloon clause requiring all principal and interest to be paid xx months from date of first payment. xxamount will be due in the amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than /x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22536078	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,553.64	5.750%	360	xx	xx	Conventional	ARM	Purchase	84.656%	84.656%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2015	xx	Not Applicable	3.125%	$1,214.46	03/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that, subject mortgage with (borrowers) xxand xxand the (xx) xxand xxwas originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx book/page # xx xxof assignment has not been completed, last assignee xxis missing and the last assignment was done from xxand xxto FV-I, xx. in trust for xx which was recorded on xx/xx/xxxx.

xxactive judgment or lien has not found.
xxtaxes for the year xxxx have been paid in the amount $x,xxx.xx. xxtax amount is $x,xxx.xx. xxdelinquent taxes have been found.
xxownership of the subject property is vesting in the name xxand xx (borrowers).
xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper servicing comments, the loan is current. xxto the payment history as of xx/xx/xxxx, the borrower is current. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxregarding reason for default is not available in latest servicing comments.
xxis making payment as per modification agreement dated xx/xx/xxxx.
xxregarding foreclosure is not available in latest servicing comments.
xxregarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

xx: xx: xx	xxloan modification agreement was done between xxand xx (borrowers) and xxand xx. (servicer) on xx/xx/xxxx. xxfor modification is financial hardship. xxper modification, unpaid principal balance is xx. xxpromises to pay xxwith interest rate x.xxx% and P&I $x,xxx.xx beginning on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.

xxare x steps of modification.
xst step is $x,xxx.xx monthly with a modified interest rate x.xxx % beginning from xx/xx/xxxx.
xnd step is $x,xxx.xx monthly with a modified interest rate x.xxx % beginning from xx/xx/xxxx.
xrd step is $x,xxx.xx monthly with a modified interest rate x.xxx % beginning from xx/xx/xxxx.
Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "HUD is available in loan file. However, HUD is not signed by borrower."	* Application Missing (Lvl x) "The Final xxxx is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90023625	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.75	9.500%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2014	xx	Not Applicable	5.000%	$626.86	02/01/2014	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xxand lender xx, which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the assignment of mortgage is currently with the “FV-I, xx. in trust for xx” instead of “xx”.
xxare four active IRS liens against the xxA xx, xxin the total amount of $xx,xxx.xx which was recorded on multiple date in favor of “xxof the xx” and “US of xx”. xxsupporting documents are attached with the updated title report but there is no SSN # xx xxA xx, xxto verify whether these liens are against the borrower or not.
xxof xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx for xx # xx xxof xxtax for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx for xx # xx xxof xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx for xx # xx xxof xxtax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx for xx # xx
xxof the latest xx months payment history shows that the borrower is xxfor x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is active bankruptcy. xxof the collection comments states that the borrower is xxfor x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxhas agreed to permanently forgive the amount of $x,xxx.xx which exceed the x.xx% of modified principle balance. xxforgiving the amount of $x,xxx.xx the new modified principle balance is in the amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxhas filed chapter xx plan on xx/xx/xxxx which states that the debtor shall pay the subject arrears which is in the total amount of $x,xxx.xx through plan. xxxx xxwas filed on xx/xx/xxxx which states that the debtor chapter xx plan is hereby confirmed. xxis in active bankruptcy.
xxper collection comments the subject property has been occupied by the owner and is in average condition.

xx: xx: xxhas filed bankruptcy under chapter xx case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx which shows that the amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxhas filed chapter xx plan on xx/xx/xxxx which states that the debtor shall pay the subject arrears which is in the total amount of $x,xxx.xx through plan. xxxx xxwas filed on xx/xx/xxxx which states that the debtor chapter xx plan is hereby confirmed. xxis in active bankruptcy.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxhas agreed to permanently forgive the amount of $x,xxx.xx which exceed the x.xx% of modified principle balance. xxforgiving the amount of $x,xxx.xx the new modified principle balance is in the amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan file. Also the estimated HUD-x, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl x) "Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl x)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99109205	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.54	8.210%	360	xx	xx	Conventional	Fixed	Refinance	82.199%	82.199%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.397%	First	Short Form Policy	Not Applicable	Not Applicable	12/06/2018	xx	Not Applicable	6.500%	$468.04	01/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender U.S xxND which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xx, the mortgage is with xx, xx, as xxof xxV-B which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx.
xxactive judgment or liens have been found.
xxannual combined taxes of xxxx have been paid in the total amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxthe loan is in performing. xxper payment history dated xx/xx/xxxx, the borrower is current with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx. xxUPB as of date is not mentioned in the updated payment history. xx, we have considered the UPB as per tape data. xxhistory is missing from xx/xx/xxxx to xx/xx/xxxx; however we require latest xx month payment history and available payment history is from xx/xx/xxxx to xx/xx/xxxx. xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcomments are available only from xx/xx/xxxx to xx/xx/xxxx; however we require latest xx months comment history which is missing from xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx, xx/xx/xxxx to xx/xx/xxxx. xxper collection comments the foreclosure were initiated and refer to attorney on xx/xx/xxxx. xxprocess puts on hold due to loss mitigation dated on xx/xx/xxxx. xxcomments have been found regarding foreclosure process. xxbankruptcy has been filed. xxper collection comment the subject property is occupied by unknown party with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
xx: xxper collection comments the foreclosure were initiated and refer to attorney on xx/xx/xxxx. xxprocess puts on hold due to loss mitigation dated on xx/xx/xxxx. xxcomments have been found regarding foreclosure process.
xx: xx	xxloan modification agreement was made between the borrower xxA xxand the lender xx, xxon xx/xx/xxxx. xxmodified new principal balance is xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state of Kansas. The Signed Closed-end Credit Agreement Notice disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business disclosure is missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19315962	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/16/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,219.23	7.240%	360	xx	xx	Conventional	Fixed	Cash Out	85.548%	85.548%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.652%	First	Final policy	Not Applicable	Not Applicable	09/15/2014	xx	Not Applicable	4.000%	$929.25	10/15/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxand xx” for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xx, the assignment is from FV-I, xx. as xxfor xx to xx, xx, as xxof xxV-B which was recorded on xx/xx/xxxx. xx, the correct assignment should be with the “xx”.
xxis one senior mortgage against the subject property in the favor of xxof xxfor the amount of xxwhich was recorded onxx/xx/xxxx.
xxis one real estate tax against the subject property in the favor of xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxannual taxes for the year of xxxx have been delinquent which was due on xx/xx/xxxx and they are good through till xx/xx/xxxx. xx, the delinquent amount is unavailable.

xxto the payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx	xx: xxto the collection comments the loan is in xx.. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xxloan was modified once since origination. xxmodification agreement made between the borrower xxW xx, xxI xxand the lender xx. xxper the modified terms, the new principal balance is xx. xxborrower is promised to pay in x steps for the amount of $xxx.xx with an interest rate of xxx% beginning on xx/xx/xxxx till xx/xx/xxxx and the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx for the maximum bid amount is xx. xx, the foreclosure was put on hold due to borrower had filed bankruptcy under chapter xx on xx/xx/xxxx.
xxborrower xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxborrower has promised to pay for the amount of $xxx.xx for xx months. xxPOC was filed by xx, as xxof the xxV-B on xx/xx/xxxx for the secured claim amount is $xxx, xxx.xx and the arrearage amount of xx. xxvoluntary petition filed on xx/xx/xxxx shows the amount of claim is xxand the value of collateral is xx. xx, the unsecured portion amount is xx.
xxsubject property is owner occupied. xx, any damage and repairs have been found. xx, any evidence have been found regarding covid-19.

xx: xxforeclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx for the maximum bid amount is xx. xx, the foreclosure was put on hold due to borrower had filed  bankruptcy under chapter xx on xx/xx/xxxx.
xx: xxborrower xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxborrower has promised to pay for the amount of $xxx.xx for xx months. xxPOC was filed by xx, as xxof the xxV-B on xx/xx/xxxx for the secured claim amount is $xxx, xxx.xx and the arrearage amount of xx. xxvoluntary petition filed on xx/xx/xxxx shows the amount of claim is xxand the value of collateral is xx. xx, the unsecured portion amount is xx.	xxloan was modified once since origination. xxmodification agreement made between the borrower xxW xx, xxI xxand the lender xx. xxper the modified terms, the new principal balance is xx. xxborrower is promised to pay in x steps for the amount of $xxx.xx with an interest rate of xxx% beginning on xx/xx/xxxx till xx/xx/xxxx and the amount of $xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The Disclosure of Additional Fees state disclosures are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "Right to Rescission is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85653023	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/31/2024	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,953.15	7.750%	480	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.091%	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	Not Applicable	3.125%	$2,128.46	07/01/2016	Financial Hardship	xxupdated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xxand xx, which was recorded on xx/xx/xxxx with instrument # xx xxxxx/xxx.
xxchain of the assignment has not been completed. xxthe assignment is with xx, xx, as xxof the xxV-B, which was recorded on xx/xx/xxxx; however, it should be with xx.
xxare six HOA xx / COA xxagainst the subject property as follows:
xxin favor of xx, in the total amount of $x,xxx.xx which were recorded on different dates.
xxin favor of xx, LC, in the total amount of $x,xxx.xx which were recorded on different dates.
xxis also a xxlien against the subject property in favor of xx, in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxand second installments county taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and in the amount of $x,xxx.xx on xx/xx/xxxx respectively.
xxprior year’s delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxfor the due date of xx/xx/xxxx.
xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxfor the due date of xx/xx/xxxx.
xxreason for default is unable to be determined.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx: xxper collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referral to an attorney on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower xxS. xx, xx. and xxM. xxhad filed the bankruptcy chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxmotion for relief from stay was filed on xx/xx/xxxx and order was granted on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.
xx: xxper PACER report, the borrower xxS. xx, xx. and xxM. xxhad filed the bankruptcy chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage was xx. xxmotion for relief from stay was filed on xx/xx/xxxx and order was granted on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	xxmodification agreement made between borrower xxS. xx, xx. and xxM. xxand xx (“xx”) on xx/xx/xxxx. xxper the modified term, the new principal balance was xx. xxborrower promised to pay in the amount $x,xxx.xx monthly with the modified interest rate of x.xxx % beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.
xxprior modification was done on xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39364670	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/19/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$792.00	10.680%	156	xx	xx	Conventional	Fixed	Cash Out	69.859%	69.859%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	10/16/2018	xx	Not Applicable	9.000%	$591.76	11/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx by ‘xxand xx’ and ‘xx’ with loan amount of xxwhich was recorded on xx/xx/xxxx under xx# xx xxxx / xxx.
xxchain of assignment has not been completed. xxlast assignment is ‘xx, xx, as owner xx.
xxactive liens/judgments have been found against the borrower/subject property.
xxcounty taxes of xxxx have been paid in the amount of $ xxx.xx on xx/xx/xxxx.
xxcity taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxschool taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxcounty/school/city taxes for xxxx-xxxx are delinquent in the total amount of $x,xxx.xx for due date xx/xx/xxxx and xx/xx/xxxx which are payable through the due date xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xx:
 xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxreview of collection comment states that foreclosure was initiated in xxxx. xxforeclosure file was referred to an attorney on xx/xx/xxxx. xxforeclosure sale was scheduled on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and comment shows that mod docs received. xxfurther details have been found regarding foreclosure and sale.
xxcomments does not show any xx-xx impact and no evidence has been found in available comments regarding current employment of borrower.
xxevidences have been found regarding bankruptcy case.
xxreason for default is not mentioned in available servicing comments.
xxvisible damages have been found in available collection comments.

xx: xxreview of collection comment states that foreclosure was initiated in xxxx. xxforeclosure file was referred to an attorney on xx/xx/xxxx. xxforeclosure sale was scheduled on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and comment shows that mod docs received. xxfurther details have been found regarding foreclosure and sale.
xx: xx	xxmodification agreement is made between the borrower "xx" and lender "xx, xx on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Credit Application HUD-x Closing Statement	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is available in the loan file, however the fees are hand written."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease TILA test is fail.
This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69163032	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$925.63	5.125%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.517%	First	Short Form Policy	Not Applicable	Not Applicable	01/18/2010	xx	Not Applicable	2.500%	$661.87	02/01/2010	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender as xx xxchain of assignment has not been completed as the current assignee is xx, xx. xxtrustee for xxA. xxshould be with xxgroup.
xxis an active junior mortgage recorded on xx/xx/xxxx in the amount of xxin the favor of xx xst installment of combined tax has been paid in the amount of $xxxx.xx.
xxto the payment history, the borrower has been delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in active bankruptcy.
xxto the payment history, the borrower has been delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx.xxUPB reflected as per the payment history is in the amount of xx.
xxper the servicing comments, current occupancy of the subject property is unable to be determined. xxdamages or repairs are found.

xx: xx: xxborrower xxN. xxand xxA. xxhad filed chapter underxx bankruptcy on xx/xx/xxxx with the case # xx the plan was confirmed on xx/xx/xxxx. xxPOC has been filed on xx/xx/xxxx with the secured claim amount of xxand amount of arrears of xx.xxcase is active and the date of last filing is xx/xx/xxxx.	xxloan modification agreement has been made on xx/xx/xxxx between xxN. xxand xxA. xxand RBS xx
xxborrower promises to pay the new UPB in the amount of xxwith interest rate starting at x.xxx% and the modified P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx.	Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees.""
* Loan program disclosure missing or unexecuted (Lvl x)     "loan program disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following state disclosures are missing from the loan file.
x.MI Borrower's Bill of Rights
x.MI Consumer Caution and Homeownership Counseling Notice
x.Choice of Insurance Agent"
																																																																																								* Operative index value is unable to confirm (Lvl x) "Unable to confirm the operative index value from the supportive documents."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43982783	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$833.75	$1,015.42	5.750%	480	xx	xx	Conventional	Fixed	Refinance	76.316%	76.316%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	66.567%	First	Final policy	Not Applicable	Not Applicable	10/31/2018	xx	Not Applicable	6.000%	$1,026.49	12/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxwhich was recorded on xx/xx/xxxx.
 xxchain of assignment has been completed. xx, the assignment is from xxIVB, LLC xxfund xx, xx, as xxof xxV-B which was recorded on xx/xx/xxxx. xx, the correct assignment should be with the “xx”.
xx, any active liens and judgments have been found.
xxand second combined installments taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxand fourth installment taxes for the year of xxxx are not available.
xx, any prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and the interest rate of x.xx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and the interest rate of x.xx%. xxnew UPB is does not reflected in the available payment history. xxper the tape data as of xx/xx/xxxx, the new UPB is reflected in the amount of xx.

xxloan was modified o xx/xx/xxxx between the borrower xxR. xx, xxP. xxand the lender xx, xx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay for the amount of $xxxx.xx and the interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxborrower did not file bankruptcy yet.
xx, any foreclosure activity has been found. xxsubject property is owner occupied. xx, any damage and repairs have been found. xx, any details have been found regarding covid-19.

xx: xx: xx	xxloan was modified o xx/xx/xxxx between the borrower xxR. xx, xxP. xxand the lender xx, xx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay for the amount of $xxxx.xx and the interest rate of x.xx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.

Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per the final application, the total monthly income is $xxxx and the total monthly expenses are $xxxx.xx. However, the DTI exceeds xx.xxx%."
* Final TIL Date after actual transaction date (Lvl x)     "The original note date is xx/xx/xxxx. The final TIL which is located at "xxxxxxx_Closing Instructions_Closing Instructions_xx-xx-xxxx_xxxxxxxx_PG# xx dated xx/xx/xxxx which is after the note date."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Mortgage Loan Application Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate
x. Notice of the Specific Reason for Denial of Credit
x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not signed by the borrowers."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrowers."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44757291	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.68	9.990%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.545%	First	Final policy	Not Applicable	Not Applicable	08/01/2016	xx	Not Applicable	4.780%	$717.38	09/01/2016	Financial Hardship	xxupdated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xx, which was recorded on xx/xx/xxxx xxchain of assignment has not been completed xxcurrent assignee is xx, xx. xxowner xxof the xxV-B, which was recorded on xx/xx/xxxx; however, it should be with xx.
xxactive judgments or liens have been found.
xxcombined taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xx.	xx: xxper the collection comments as of xx/xx/xxxx, the loan is in active bankruptcy.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xx.
xxreason for default is unable to be determined.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx: xxper tape, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx; however, it was put on hold as the borrower had filed the bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.
xx: xxborrower had filed the bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage was xx.
xx-D in xxpetition shows xxas unsecured portion out of claim amount xx. xxvalue of collateral is xx. xxnot see comments indicating a cram down. xxper chapter xx confirmed plan, the borrower promises to pay the trustee the sum $xxx.xx monthly for xx months for the total amount of xx. xxdeadline date to file POC was xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between xxG. xxand xxL xxand xx xxunpaid principal balance was xxwith an interest rate of x.xxx%. xxborrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.
																																																																																			Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73763450	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.88	12.010%	360	xx	xx	Conventional	Fixed	Cash Out	86.776%	86.776%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/11/2012	xx	$29,255.48	5.000%	$625.03	01/14/2013	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx, xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx, xx, as xxof the xxV-B which was recorded on xx/xx/xxxx. xx; it should be with xx.
xxmortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xx with G. L. xxand xx.
xxannual tax for the year xxxx is delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good through by xx/xx/xxxx.
xst installment combined tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.

xx: xxper the review of the servicing comments, currently, the loan is in bankruptcy and the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxloan modification agreement was made between (borrower) xxand xxand (xx) xx, on xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. xxschedule D of xxshows claim in the amount of xxand collateral value is xxhence the unsecured portion is in the amount of xx. xxis no comment indicating a cram down. xxdate of last filing is xx/xx/xxxx. xxthe loan is in active xx.	xxloan modification agreement was made between (borrower) xxand xxand (xx) xx, on xx/xx/xxxx. xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance in the amount of xx. xxis no provision for the balloon payment.	Credit Application Credit Report Missing Required State Disclosures Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Choice of Insurance Agent disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96625858	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	07/31/2020	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,289.00	12.500%	240	xx	xx	Conventional	Fixed	Cash Out	88.636%	88.636%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	03/19/2019	xx	Not Applicable	5.500%	$646.44	04/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx., a corporation, which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been completed. xxthe assignment is with xx, xx, as xxof the xxV-B, which was recorded on xx/xx/xxxx; however, it should be with xx.
xxare three judgments against the borrower held by xx xx, in the total amount of $x,xxx.xx which were recorded on different dates.
xxannual county taxes for the year xxxx are due in the amount of $x,xxx.xx which is due on xx/xx/xxxx.
xxannual utilities taxes for the year xxxx are delinquent in the amount of $xxx.xx and good through till xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected as per the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxloan is performing
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected as per the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.

xx:
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.

xx: xxper comment history dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the foreclosure was scheduled on xx/xx/xxxx; however, the foreclosure was placed on hold as the loan was permanently modified on xx/xx/xxxx. xxfurther information has been found.
xx: xx	xxloan modification agreement was made between the borrower xxM. xxand xxV. xxand the xx, xx on xx/xx/xxxx.
xxunpaid principal balance was xxwith an interest rate of x.xx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22598477	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/03/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$677.54	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Yes	Genworth	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2017	xx	Not Applicable	5.143%	$500.83	08/01/2017	Financial Hardship	xxper the xx's deed & current vesting information from updated title report the xxowners of the subject property is the lender xxas the subject xxis xxby the xxas per xxsigned & recorded on xx/xx/xxxx with instrument no. xxxx-xxxxxxxx	xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB is not reflected in the available pay history but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB is not reflected in the available pay history but the provided tape data as of xx/xx/xxxx shows current UPB in the amount of xx.

xxloan has been modified once since origination. xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xx. xxrate was started from x.xxx% with P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx. xxlender agreed to forgive principal balance in the amount of $x,xxx.xx which exceeds x.xx% of principal balance xx.

xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was foreclosed on xx/xx/xxxx with the amount xx. xxproperty was transferred to xx, A xxof xx, xxfrom xx, xxthrough the xxwhich was recorded on xx/xx/xxxx under instru# xx xx, the current ownership is in the name of xx, A xxof xx, xx. xx, after sale of mortgage the assignment of mortgage has been found which was recorded on xx/xx/xxxx and the mortgage was assigned to xxservicing LLC from xx, A xxof xx, xx.

xxthe foreclosure proceedings were initiated on property and the file was referred to attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xx, the file was placed on hold due to the bankruptcy filed by debtor on xx/xx/xxxx under ch# xx with case# xx xxloan is in active bankruptcy and no further details have been found regarding latest foreclosure proceedings.

xxreason for default is illness of family member. xxproperty is owner occupied and no visible damages were reported.

xx: xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was foreclosed on xx/xx/xxxx with the amount xx. xxproperty was transferred to xx, A xxof xx, xxfrom xx, xxthrough the xxwhich was recorded on xx/xx/xxxx under instru# xx xx, the current ownership is in the name of xx, A xxof xx, xx. xx, after sale of mortgage the assignment of mortgage has been found which was recorded on xx/xx/xxxx and the mortgage was assigned to xxservicing LLC from xx, A xxof xx, xx.

xxthe foreclosure proceedings were initiated on property and the file was referred to attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xx, the file was placed on hold due to the bankruptcy filed by debtor on xx/xx/xxxx under ch# xx with case# xx xxloan is in active bankruptcy and no further details have been found regarding latest foreclosure proceedings.
xx: xxjoint debtor "xx” had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor xxon xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $x,xxx.xx. xxsubject claim was amended on xx/xx/xxxx with the claim amount xxand arrears in the amount of $x,xxx.xx. xxper plan dated xx/xx/xxxx the debtor shall pay $xxx.xx monthly directly to the subject creditor. xxlast date of filing is xx/xx/xxxx.	xxloan has been modified once since origination. xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xx. xxrate was started from x.xxx% with P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at the rate of interest x.xxx% and P&I $xxx.xx. xxlender agreed to forgive principal balance in the amount of $x,xxx.xx which exceeds x.xx% of principal balance xx.

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	x: Curable	* Final TIL Missing or Not Executed (Lvl x) "The final Truth in Lending is missing from loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x) "The Final HUD-x along with Estimated HUD-x or Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at origination is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83236775	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$608.37	9.250%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/16/2020	xx	Not Applicable	6.000%	$525.67	05/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxin favor of MERS as nominee for “xx, xx., A xx”.
xxchain of assignment has not been completed. xx, the mortgage is with xx, xx, as xxof the xxV-B which was recorded on xx/xx/xxxx. xx; it should be with xx.
xxis a junior xxoriginated on x/xx/xxxxand recorded on xx/xx/xxxx in the amount of xxin favor of “xxR. xxand xx".
xxcombined annual county taxes for the year xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxloan was modified on xx/xx/xxxx between the borrower xxand the lender xx, xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xxforeclosure was initiated. xxper the comment dated xx/xx/xxxx, the file was referred to an attorney on xx/xx/xxxx. xxof complaint filed and judgment entered are unavailable. xxper the comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold due the borrower had filed bankruptcy chapter xx on xx/xx/xxxx.
xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months and $x,xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xxper the document # xx the chapter xx case converted into chapter x. xxtrustee’s final report has been filed on xx/xx/xxxx. xxis no comment indicating a cramdown. xxcase was discharged and terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrower xxand the lender xx, xx. xxnew principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx. xxthe loan was modified in the year of xxxx and xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6852790	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$468.73	8.300%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	25.427%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender "xx" for the amount of xxwhich was recorded on xx/xx/xxxx. xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xx, the assignment is from xxsavings fund society, xx, as owner trustee of the residential credit opportunities trust V-B which was recorded on xx/xx/xxxx. xxassignment is missing to xx. xxactive judgments or liens found against the borrower or subject property. xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the bankruptcy delinquent and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified. xxper the xxpendency located on “xxxxx xx# xx the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx. xxforeclosure was put on hold due to borrower has filed bankruptcy on xx/xx/xxxx. xxcomment dated xx/xx/xxxx, the foreclosure was re-initiated in xxxx and the file was referred to attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx, the bankruptcy was reinstated. xxborrower O’xxL had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx, xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC xxdated xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was promise to pay for trustee in the amount of $x,xxx.xx per month for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxnotice of mortgage payment change was filed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx. xxsubject property is owner occupied. xxreason for default is unable to determine. xxcomment pertaining damage to the subject property has been observed.
xx: xxper the xxpendency located on “xx the foreclosure was initiated in xxxx and the complaint was filed on xx/xx/xxxx. xxforeclosure was put on hold due to borrower has filed bankruptcy on xx/xx/xxxx. xxcomment dated xx/xx/xxxx, the foreclosure was re-initiated in xxxx and the file was referred to attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx, the bankruptcy was reinstated.
xx: xxborrower O’xxL had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx, xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC xxdated xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx. xxchapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was promise to pay for trustee in the amount of $x,xxx.xx per month for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxnotice of mortgage payment change was filed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	xx	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL The loan data is x.xxx%, the comparison data is x.xxx% and the variance is +x.xxx%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan has escrow holdback. No proof it was released (Lvl x)     "As per final HUD-x xxx. Fess Escrow Hold Back Fees is paid by borrower to the Lender in the amount of $xxx.xx and there is no proof of release found in the loan file."
* Loan has escrow holdback. No proof it was released (Lvl x)     "As per final HUD-x xxx. Fess Escrow Hold Back Fees is paid by borrower to the Lender in the amount of $xxx.xx and there is no proof of release found in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Arkansas State. The required state disclosure and the choice of Insurance Disclosure are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17969719	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.73	7.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxx,xxx.xx which was recorded on xx/xx/xxxx with the instrument # xx book/page # xx with xx, xx. A xx.
xxchain of assignment has not been completed. xxassignment is with “xx, xx, xxof the xxV-B” which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx.
xxactive judgments/liens have been found against the borrower/subject property.
xxannual taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report have been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to covid-19.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxof last filing is xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
Loan Data $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49259276	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,606.54	9.590%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/20/2018	xx	$54,964.10	5.500%	$1,794.88	10/01/2018	Financial Hardship	xxupdated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with xxIII, which was recorded on xx/xx/xxxx.
xxchain of assignment has not been completed. xxcurrent assignment is with xx, xx, as xxof xxV-B, which was recorded on xx/xx/xxxx. xx, it should be with xx.
xxare two xxtax liens against the borrowers in the favor of xxof MD xx, in the total amount of $xxxx.xx which were recorded on different dates.
xxand xxinstallments taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx and in the amount of $xxx.xx on xx/xx/xxxx respectively.
xxand xxinstallments taxes of xxxx have been paid in the total amount of $xxx.xx.
xxannual utilities taxes of xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxper the collection comments as of xx/xx/xxxx, the loan is in collections.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB reflected in the tape of the payment history is in the amount of xxtill the due date of xx/xx/xxxx.
xxreason for default is unable to be determined.
xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx: xxper collection comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx and the file was referred to an attorney on xx/xx/xxxx. xx, it was put on hold due the loss mitigation and loan was modified on xx/xx/xxxx.
xx: xxto the PACER, the borrower xxhad filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage was $ xx. xx-D in xxpetition shows xxas unsecured portion out of claim amount xx. xxvalue of collateral is xx. xxnot see comments indicating a cram down. xxmotion for relief was filed on xx/xx/xxxx and order was granted on xx/xx/xxxx. xxcase was discharged & terminated on xx/xx/xxxx.	xxmodification agreement was made between xxE. xxand xx, xx on xx/xx/xxxx. xxper the modified term, the new principal balance was xxwith deferred balance of xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.
xxprior modification was done on xx/xx/xxxx.
Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. The Estimated HUD-x/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55048260	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$694.60	7.691%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxand in favor of xx, xx.
xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx D/B/A xxas xxof xxV.” instead of “xx.”
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
 xxsenior mortgage in the amount of xxrecorded on xx/xx/xxxx and originated by xxof xx.
xxxx combined annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found in the updated title report.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower is current with the loan. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxloan is in collection. xxof the payment history dated as of xx/xx/xxxx reveals that borrower is current with the loan. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%. xxdebtor xx, xx. and xxhad filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx.
 xxdebtor and joint debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

xx: xx: xxdebtor xx, xx. and xxhad filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx.
 xxdebtor and joint debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72706852	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$288.58	5.125%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/04/2018	xx	Not Applicable	6.500%	$345.35	01/01/2019	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xxand it was recorded on xx/xx/xxxx with instr# xx xx/xx# xx xxchain of mortgage assignment is incomplete. xx, the mortgage is with xx, xx. xxshould be with xx.

xxis a senior mortgage open against the subject property in the favor of xxof xx, acting by and through its xxof xxand xxin the amount of xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with instr# xx xx/xx# xx xxis a junior mortgage (xx (or xx)) open against the subject property in the favor of xxand xxwhich was recorded on xx/xx/xxxx.
xxis a junior mortgage open against the subject property in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxare liens and judgments open as follows:
xxxxxx taxes sold to xx for the amount $xxx.xx and sale was held on xx/xx/xxxx. xxcertificate for tax sale was recorded on xx/xx/xxxx with certificate xx # xx xxcollector reports lien as open, with redemption amount of $xxx.xx, calculated through xx/xx/xxxx.
xxis a senior civil judgment open against the borrower “xxA. xx” in favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a state tax lien open against the borrower “xxA. xx” in favor of xxof xxin the amount of $xxx.x which was recorded on xx/xx/xxxx.
xxis a credit card judgment open against the borrower “xxA. xx” in favor of xxof xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.

xxinstallment combined taxes of xxxx are delinquent and lien was recorded.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx.
xxto the PACER, xxA. xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxper trustees final report dated xx/xx/xxxx, subject creditor claim principal was paid in the amount of xx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney. xxdated xx/xx/xxxx states that the loan was modified on xx/xx/xxxx. xxdated xx/xx/xxxx states that the foreclosure flag was removed.
xxto collection comment, no damages or repairs have been found.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney. xxdated xx/xx/xxxx states that the loan was modified on xx/xx/xxxx. xxdated xx/xx/xxxx states that the foreclosure flag was removed.
xx: xxto the PACER, xxA. xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxper trustees final report dated xx/xx/xxxx, subject creditor claim principal was paid in the amount of xx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69637573	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	xx	01/08/2025	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.14	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.427%	First	Final policy	Not Applicable	Not Applicable	09/17/2018	xx	Not Applicable	6.000%	$708.34	10/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for ‘xx’ which was recorded on xx/xx/xxxx with loan amount of xx.
xxchain of assignment has not been completed. xx, the mortgage assignment is with ‘xx, xx, as owner xx instated of xx.
xxcounty taxes for xxxx-xxxx (parcel# xx are delinquent in the total amount of $x,xxx.xx for due date xx/xx/xxxx and xx/xx/xxxx also school taxes for xxxx are delinquent in amount of $x,xxx.xx for due date xx/xx/xxxx. xxdelinquent taxes are payable through the date xx/xx/xxxx in the total amount of $x,xxx.xx which are greater than the x% of original loan amount.
xxis one HOA xxagainst the subject property in the amount of $x,xxx.xx in favor of ‘xx, xx’ which was recorded on xx/xx/xxxx.

xxschool taxes for xxxx are paid off.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xx:
payment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxlatest comment dated xx/xx/xxxx shows that borrower’s income is impacted by covid-19. xxsaid that due to covidxx she would not make any payment. xxper latest comment dated xx/xx/xxxx, borrower will make a double payment for xxand xxas the borrower is only working part time due to xx-xx. xxfurther details have been found regarding covid-19.

xxcomment dated xx/xx/xxxx shows that reason for default is co-borrower got laid off in xxafter only working a few months. xx’s husband is the only one working.

xxreview of collection comments state that foreclosure was initiated in xxxx. xxforeclosure file was referred to attorney on xx/xx/xxxx. xxforeclosure sale was scheduled on xx/xx/xxxx. xxforeclosure file was put on hold for modification. xxthe loan was modified on xx/xx/xxxx due to this foreclosure sale canceled. xxfurther details have been found.

xxevidences have been found regarding bankruptcy filing.
xxvisible damages have been found. xxsubject property is occupied by owner.

xx: xxreview of collection comments state that foreclosure was initiated in xxxx. xxforeclosure file was referred to attorney on xx/xx/xxxx. xxforeclosure sale was scheduled on xx/xx/xxxx. xxforeclosure file was put on hold for modification. xxthe loan was modified on xx/xx/xxxx due to this foreclosure sale canceled. xxfurther details have been found.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in TX State. The following disclosures are missing from the loan file.

x. Commitment Requirement/Anti-Tying
x. Collateral Protection Insurance Disclosure
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?
x. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41080316	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/13/2024	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,485.53	9.082%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2018	xx	$70,352.08	2.000%	$757.06	04/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx, xx.
xxchain of the assignment has not been completed. xxlast assignment is from xxview xxIIIA, LLC, to xx, xx which was recorded on xx/xx/xxxx. xx, the assignment is missing to xx.
xxactive judgments or liens have been found.
xxannual county taxes of xxxx have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/xxxx. xxreview of payment history shows that the borrower has been delinquent for x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx. xxto the PACER, the borrower xxand xxhad filed the bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxlast date of filing date is xx/xx/xxxx. xxper collection comment, the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx. xxno further information has been found. xxstep loan modification was made between the borrowers xxL xxand xxC xxand the lender xx on xx/xx/xxxx. xxloan has been modified once since origination. xxdamage and repairs have been found.

xx: xxper collection comment, the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx. xxno further information has been found.
xx: xxto the PACER, the borrower xxand xxhad filed the bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxlast date of filing date is xx/xx/xxxx.	xxstep loan modification was made between the borrowers xxL xxand xxC xxand the lender xx on xx/xx/xxxx. xxper modified term, the new principal balance is xx. xxborrower promised to pay $xxx.xx with an interest rate of x% from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred amount is xxand the interest bearing amount is xx. xxis provision for the balloon payment and it has x modification steps. xxloan has been modified once since origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUDx along with estimated HUDx and Itemization are missing from the loan file."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92042379	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,138.94	8.750%	360	xx	xx	Conventional	ARM	Cash Out	76.000%	76.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2019	xx	$93,000.00	5.250%	$2,140.80	11/01/2019	Financial Hardship	xxper the review of updated title report dated xx/xx/xxxx, the subject mortgage with (borrowers) xxF. xxand xxN. xxand the (xx) xx was originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with instrument# xx xx/xx# xx xxof assignment has been completed and the last assignment was done from xxof xx. to xx solely in its capacity as separate trustee of xxII xxwhich was recorded on xx/xx/xxxx.
xxis an IRS tax lien against the borrower in the favor of xxof xx - xxin the amount xx, which was recorded on xx/xx/xxxx.
xxcounty taxes for the year of xxxx have been paid in the amount $x,xxx.xx. xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx which was applied for the due date xx/xx/xxxx in the amount of $x,xxx.xx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx which was applied for the due date xx/xx/xxxx in the amount of $x,xxx.xx. xxper the comments, the foreclosure was initiated and the file was referred to an attorney. xxsale was scheduled for xx/xx/xxxx. xxto loss mitigation, the sale was postponed. xxsale was again postponed to xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and xxwas placed on hold. xxper the review of the PACER report, the borrower xxM. xxunder chapter xx with the case# xx xx/xx/xxxx.
xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxRFD is excessive obligation. xxloan was modified on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the property had damages due to storm. xxpart of roof was damaged. xxestimated cost of damage has not been mentioned. xxcomments have been found stating the damages have been repaired.

xx: xxper the comments, the foreclosure was initiated and the file was referred to an attorney. xxsale was scheduled for xx/xx/xxxx. xxto loss mitigation, the sale was postponed. xxsale was again postponed to xx/xx/xxxx. xxloan was modified on xx/xx/xxxx and xxwas placed on hold.
xx: xxper the review of the PACER report, the borrower xxM. xxunder chapter xx with the case# xx xx/xx/xxxx.
xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxloan modification agreement was made between the borrower xxF. xxand xxN xxand the lender HMC xx solely in its capacity as xxof xxII xxby its attorney in fact xx, xx. d/b/a BSI xx (lender) on xx/xx/xxxx. xxnew principal balance is xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. xxnew maturity date is xx/xx/xxxx.xxamount of xxis deferred and the interest bearing amount is xx.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file. The values are updated as per the tape."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90230425	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,354.17	$1,600.86	6.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	43.574%	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	5.000%	$1,737.08	06/01/2019	Financial Hardship	xxupdated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx, which was recorded on xx/xx/xxxx.
 xxof the assignment has not been completed. xx, the assignment is with xx , which was recorded on xx/xx/xxxx; however, there is break in assignment from xx to MERS.
xxis a judgment against the borrower in the favor of xx, in the amount of xxwhich was recorded on xx/xx/xxxx.   xxcombined taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the payment history is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxper the collection comments as of xx/xx/xxxx, the borrower is current with the loan. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxcurrent UPB reflected in the payment history is in the amount of xxtill the due date of xx/xx/xxxx. xxreason for default is unable to be determined. xxevidences have been found regarding borrower occupancy and damages/repairs in the comments.
xx: xxper comment history dated xx/xx/xxxx, the foreclosure was initiated and the sale was scheduled for xx/xx/xxxx; however, as per comment dated xx/xx/xxxx, the foreclosure was put on hold due the loss mitigation and the loan was modified.
xx: xxper PACER report, the borrower xxhad filed the bankruptcy under chapter-xx with case # xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage was xx. xxper amended chapter xx plan filed on xx/xx/xxxx, the borrower had to pay a monthly payment of $x,xxx.xx monthly for x months; then $x,xxx.xx from xx to xx months for the total amount of xx. xx-D in xxpetition shows xxas unsecured portion out of claim amount xxand the value of collateral is xx. xxper xxto xxfiled on xx/xx/xxxx (xx# xx the value of collateral is xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxmodification agreement was made between borrowers xxand xxand HMC xx (“xx”) on xx/xx/xxxx. xxper the modified term, the new principal balance was xx. xxborrower promised to pay $x,xxx.xx monthly with the modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per HUD-x, the settlement date is x/x/xxxx; however, as per Note, the loan was originated on x/xx/xxxx."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35120181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,430.44	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/23/2019	xx	Not Applicable	5.000%	$2,602.91	10/01/2019	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx.
xxchain of the assignment has been completed. xx, the mortgage assignment is with xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage active in the favor of MERS as nominee for E-xx, xx., A xx, in the amount of xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
xxis IRS lien active against the borrower in the amount of xx, in the favor of xxof the xx- xxwhich was recorded on xx/xx/xxxx.
xxtaxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is currently in collection. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper servicing comment dated xx/xx/xxxx, borrower’s income is impacted by xx-xx. xxinformed that he was out of work due to xxand nonessential business restriction was applied for unemployment. xxper comment dated xx/xx/xxxx, xxcalled to know about borrower’s wife income. xxinformed that she in only working x days a week from home and xxis self-employed audio visuals at hotels.   xxper comment dated xx/xx/xxxx, the deferral plan was approved which was started on xx/xx/xxxx and ended on xx/xx/xxxx. xxfurther details have been found.
xxper comment dated xx/xx/xxxx, the reason for default is borrower income is impacted due to xx-xx.
xxper servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property in xxxx. xx, the foreclosure was put on hold as the borrower filed for loss mitigation. xxfurther details have been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxto servicing comment dated xx/xx/xxxx, the subject property had roof damage on xx/xx/xxxx due to flood. xxamount was xx. xxper comment dated xx/xx/xxxx, xxstated that the amount of $xxxx is remaining so he is waiting for more insurance fund from insurance company.  xxper comment dated xx/xx/xxxx, the live check# xx was received in the amount of $xxxx.xx on xx/xx/xxxx.  xxper servicing comment dated xx/xx/xxxx, the subject property had damaged due to xxon xx/xx/xxxx. xxloss amount was xx. xx, the total estimated cost amount is xx. xxper comment dated xx/xx/xxxx, borrower stated that xxrepairs were delayed due xx-xx. xxper comment dated xx/xx/xxxx, the xxcheck# xx was received in the amount of xxon xx/xx/xxxx from xxadvisors. xxper comment dated xx/xx/xxxx, reflects that all claim fund has been disbursed. xx, no further details have been found regarding completion of repairs.

xx: xxper servicing comment dated xx/xx/xxxx, the foreclosure was initiated against the subject property in xxxx. xx, the foreclosure was put on hold as the borrower filed for loss mitigation. xxfurther details have been found.
xx: xxto the PACER report, the borrower “xxand xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor BSI xxon xx/xx/xxxx with the POC amount of xxand the amount of arrearage is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxcomment has been found indicating a cram-down. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx due to borrower failed to make plan payments.	xxto the modification, the loan was modified on xx/xx/xxxx, between the borrower xxand xxand the xxHMC xx (xx)., xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once. xxhas agreed to forgive the principal amount of xxfrom the unpaid principal amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to:
TILA APR Test: Result: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Result: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.

x.Anti-Coercion Notice
x.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$70,589.33	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97965421	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,401.04	$1,966.20	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	54.898%	54.898%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.408%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith “xx, xx.” and it was recorded on xx/xx/xxxx as xx/xx# xx /xxxx.

xxchain of assignment has been completed as currently the mortgage is with current assignee “xx”.

xxactive lien or judgments have been found against the borrower/property.

RE xx:

xxcounty taxes for the year of xxxx are paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
..
xxdelinquent taxes have been found for the prior year in the updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the borrower is current with the loan. xxdue date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx% which was applied for due date xx/xx/xxxx. xxcurrent UPB as of the date is xx.	xx: xxsubject loan is currently in performing status.

xxreview of updated payment history as of xx/xx/xxxx, the borrower is current with the loan.  xxdue date for the payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx% which was applied for due date xx/xx/xxxx. xxcurrent UPB as of the date is xx.

xxFC was initiated in the subject loan. xxfile was previously on hold due to BK filing under case# xx xx, the BK case was later dismissed & the case was terminated. xxFC sale has been scheduled for xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows the motion to vacate sale has been filed due to reinstatement on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the FC dismissal has been recorded and uploaded. xxservicer received instructions to close file on xx/xx/xxxx. xxfile was currently closed due to reinstatement.

xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xxto the collection comments, no damages or repairs have been found.

xx: xxFC was initiated in the subject loan. xxfile was previously on hold due to BK filing under case# xx xx, the BK case was later dismissed & the case was terminated. xxFC sale has been scheduled for xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows the motion to vacate sale has been filed due to reinstatement on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the FC dismissal has been recorded and uploaded. xxservicer received instructions to close file on xx/xx/xxxx. xxfile was currently closed due to reinstatement.
xx: xxper PACER report, the debtor " xx" hd filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was not filed yet. xxborrower filed voluntary petition, but, the amended schedules not filed. xx, the case was dismissed on xx/xx/xxxx & the bk case was fully terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE risk indicator is Moderate as the loan is failing for:

TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xxx,xxx.xx, Comparison Data: $xxx,xxx.xx & Variance: -$xx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75495187	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,289.88	$1,580.31	8.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	11.427%	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	Not Applicable	5.250%	$911.14	09/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxit, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with the xx | xx/xx# xx. xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx. xxis xxof lien which is HOA lien against the subject property; it was recorded on xx/xx/xxxx in the favor of xx's xx. for the amount of $xxx.xx. xxcounty annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx. xxdelinquent taxes have been reported.	xxper the review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for xx/xx/xxxx. xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxUPB reflected in the payment history is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx reflects that the borrower is performing with the loan. xxborrower is regular with his payments and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for xx/xx/xxxx. xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxUPB reflected in the payment history is in the amount of xx. xxto the modification, the loan was modified on xx/xx/xxxx. xxcollection comment does not reflect the subject property type and the property condition. xx, the latest BPO report is not available in the loan file. xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found. xxcomments have been found regarding the income impacted due to xx-xx. xx, now the borrower is current with the loan.
xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower xxB. xx, xx. and the lender solely in its capacity as xxofI xx, as its xxin xx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost note affidavit was found in the loan file located at "xxxxxxxxxx_ORIGINAL COLLATERAL_OC LOST NOTE AFFIDAVIT_xxxx_Pg# xx stating that original note was misplaced, lost or destroyed. The copy of Note document is located at”xxxxxxxxxx__xxxxxxxx_xxxxxx”."	* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  x. Anti-Coercion Notice x. Title Insurance Disclosure x. Radon Gas Disclosure x. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing in the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48471504	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,414.94	6.375%	360	xx	xx	Conventional	Fixed	Refinance	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.001%	First	Final policy	Not Applicable	Not Applicable	02/14/2020	xx	$80,000.00	5.000%	$1,801.09	02/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx.xx, in favor of xx, FA recorded in xx.
 xxchain of assignment has been completed, currently the assignment is with xx.
xxmortgages, liens, and judgments are as follows:
 xxare x civil judgments all are in favor of xx, xx. xxfirst was recorded on xx/xx/xxxx for the amount of xx.
xxsecond was recorded on xx/xx/xxxx for the amount of xx.
xxthird was recorded on xx/xx/xxxx for the amount of xx.
xxannual county taxes of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxloan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx. xxcomment dated xx/xx/xxxx states that the foreclosure was referred to an xxon xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the FC complaint was filed on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the FC sale was set for xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the loan was contested and litigated. xxreasons are found for xx & xxin the latest xx months servicing comments.
xxloan has been modified since the origination.
xxoccupancy is unable to be determined from the servicing comments. xx, no comments have been found regarding the property damage or repair.
xx, no comments have been found regarding the income impacted due to xx-xx.

xx: xxcomment dated xx/xx/xxxx states that the foreclosure was referred to an xxon xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the FC complaint was filed on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the FC sale was set for xx/xx/xxxx.  xxcomment dated xx/xx/xxxx states that the loan was contested and litigated. xxcomments have been found regarding the contested matter resolved.
xx: xx	xxmodification agreement was made between the lender HMC xx and the borrower xx , xxon xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing mount is xx. xxborrower promises to pay this interest bearing amount with the new fixed interest rate of x.xxx% with the monthly payment of $x,xxx.xx beginning xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance  -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87555232	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,261.67	$2,992.79	7.375%	360	xx	xx	Conventional	ARM	Purchase	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	9.742%	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	$200,000.00	5.000%	$2,315.12	12/01/2018	Unavailable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is from xxof xx solely in its capacity as separate trustee of xxII xxwhich was recorded on xx/xx/xxxx.
xxare three IRS liens open against the xxC. xxin the favor of the same plaintiff xxof the xx-IRS total in the amount of $ xxwhich were recorded on date xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx respectively.
xxare two state tax liens open against the xxC. xxin the favor of the same plaintiff xxof the xx-xxof xxtotal in the amount of xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx respectively.
xxis a notice of demand for payment and levy(xxenforcement lien) against the borrower xxin the favor of the xxof xxand xx(RER) in the amount of $x,xxx.xx with the case# xx and civil violation notice# xx which was recorded on xx/xx/xxxx; however, the address provided on the lien document is different from the subject property address.
xxupdated title report dated xx/xx/xxxx shows the notice of lien for fine and/or restitution imposed under the anti-terrorism and effective death penalty act of xxxx against the borrower xxin the favor of the department of justice for the amount of $x,xxx.xxx.xx which was recorded on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx under court number # xx xxcounty taxes for the year of xxxx have been paid on xx/xx/xxxx for $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
 xxforeclosure activity has been found.
  xxinformation pertaining to bankruptcy has been found. xxper the BPO report dated xx/xx/xxxx located at “xx”, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.
xx: xx: xx	xxmodification document is missing from the loan file. xxis a conventional ARM loan with a P&I of $x,xxx.xx with a rate of interest of x.xx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $x,xxx.xx and rate of interest is x.xx%; however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxpayment history also reflected that the loan was modified on xx/xx/xxxx with the modified UPB xxand it also shows the waived amount of xx. xxper the comment dated xx/xx/xxxx, the deferred balance of xxwas waived per the modification agreement. xxloan has been modified once since origination.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Florida state. The following require state disclosures are missing from the loan file. x. Anti-Coercion Notice x. Title Insurance Disclosure x. Radon Gas Disclosure x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57532274	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,098.43	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	58.824%	58.824%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.546%	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	$161,838.93	5.000%	$2,415.69	06/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xx, NA for the amount of xxand was recorded on xx/xx/xxxx.
xx,  the assignment is with xx and was recorded on xx/xx/xxxx.
xxis an active junior judgment against the borrower for the amount of $xxxx.xx which is held by xxand was recorded on xx/xx/xxxx.
xxcounty annual taxes for the year xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
xxprior year’s delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the loan is performing and the next due date is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxis in the amount of xx. xxcurrent P&I is $xxxx.xx, PITI is $xxxx.xx and interest rate is x.xxx%.	xx: xxloan is performing and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx.
xxto PACER report the debtor “xxM xx” with case xxunder chapter xx on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.
xxforeclosure was initiated in this loan by referred it to attorney on xx/xx/xxxx. xxforeclosure was placed on hold as the debtor “xxM xx” with case xxunder chapter xx on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.
xxloan was modified on xx/xx/xxxx with new UPB of xxand the lender has agreed to defer the principal balance in the amount of xx. xxinterest bearing amount is xx.

xx: xxforeclosure was initiated in this loan by referred it to attorney on xx/xx/xxxx. xxforeclosure was placed on hold as the debtor “xxM xx” with case xxunder chapter xx on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.
xx: xxto PACER report the debtor “xxM xx” with case xxunder chapter xx on xx/xx/xxxx. xxPOC was filed by the creditor “xx solely in its capacity as xxfor xxII xx” for the secured claim amount of xxand the amount of arrearage is xxon xx/xx/xxxx. xx-D of voluntary petition shows amount of claim is in the amount of xxand the value of collateral is xxhence the unsecured portion is $x.xx. xx “xx” filed on xx/xx/xxxx states that the borrower has to pay $xxxx.xx for xst to xxth month and $xxxx.xx from xth to xxth month. xxdebtor was discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.	xxloan modification agreement was made between the borrower and servicer on xx/xx/xxxx. xxis in the amount of xxand the borrower has promised to pay P&I in the amount of $xxxx.xx at interest rate of x.xxx%. xxlender has agreed to defer the principal balance in the amount of xx. xxdeferred amount will be due upon maturity as a balloon payment.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33552851	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,199.93	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	87.412%	87.412%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.724%	First	Final policy	Not Applicable	Not Applicable	07/01/2018	xx	$57,772.44	5.750%	$1,409.49	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. which was recorded on xx/xx/xxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx xx solely in its capacity as xxof xx xxwhich was recorded on xx/xx/xxxx.
xxare x state tax liens in the favor of xxof xxin the total amount of xxwhich was recorded on xx/xx/xxxx.
xxis a senior state tax lien in the favor of xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis a child support lien in the favor of xxP xxin the amount of $x,xxx.xx which was recoded on xx/xx/xxxx.
xxis a civil judgment in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a civil judgment in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a credit card judgment in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a credit card judgment in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
 xst installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xst, xnd and xrd installment of combined jurisdiction tax of xxxx has been delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx and good through till xx/xx/xxxx.
xth installment of combined jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for xx months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for xx months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxloan modification agreement was made between (borrower) xxand xxand (xx) xx, on xx/xx/xxxx.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xxforeclosure was initiated and the file was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xx, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/xxxx.
xx: xxto the PACER, the borrowers xxI. xxhad filed bankruptcy under chapter- xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim amount of xxand arrearage amount is xx. xxschedule D of xxdated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever, the unsecured portion is xx. xxper the chapter xx plan, the debtor shall pay to the trustee the sum of $x,xxx.xx per month for xx months. xxdate of the last filing is xx/xx/xxxx.	xxloan modification agreement was made between (borrower) xxand xxand (xx) xx, on xx/xx/xxxx.
xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxxx% and new P&I is in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance in the amount of xx. xxis no provision for the balloon payment. xx, the loan has been modified in the year xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last.

Prohibited Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variance +$x,xxx.xx.
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last.

Prohibited Fees Test: FAIL Loan Data $x,xxx.xx Comparison Data $x.xx Variance +$x,xxx.xx.
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey. The following disclosures are missing from the loan file.
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Choice of Insurer Disclosure
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed HUD (Lvl x)     "Not all Borrowers signed HUD."
* Not all borrowers signed TIL (Lvl x)     "TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from loan files."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68249212	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,921.52	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	77.778%	77.778%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.707%	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	$271,764.39	5.500%	$1,335.84	09/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx xx solely in its capacity as xx which was recorded on xx/xx/xxxx.
xxis one junior mortgage against the subject property in the favor of xx. xx. hus successors and/or assigns, ATIMA for the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found.
xxto third combined installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxcombined installment taxes for the year of xxxx have been due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxloan was modified on xx/xx/xxxx between the borrower xxand the lender xx as xxfor xx xx. xxper the modified terms, the new principal balance is xx. xxinterest bearing amount is xxand the deferred principal balance is xx. xxborrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the borrower was disputing for current balance or past due amount. xxfurther details have been found regarding disputing matter.
xxper the comment dated xx/xx/xxxx, the borrower is unemployed due to covid-19. xxforbearance plan has been approved for xx months beginning on xx/xx/xxxx till xx/xx/xxxx for the amount of $xxxx.xx. xxfurther details have been found regarding covid-19.
xxto the updated title report dated xx/xx/xxxx, the foreclosure initiated in xxxx with the docket# xx and the xxxx foreclosure has been dismissed due to invalid assignment of mortgage recorded on xx/xx/xxxx. xxfurther details have been found regarding xxxx foreclosure (pg# xx  xx, the updated title report in pg.# xx shows the foreclosure was re- initiated in xxxx with the case# xx xxjudgment was entered on xx/xx/xxxx. xxfurther details have been found regarding xxxx foreclosure. xxper the comment dated xx/xx/xxxx, the foreclosure has been initiated. xxstep judgment was entered on xx/xx/xxxx. xxfurther details have been found regarding foreclosure.  xx, the foreclosure was put on hold due loss mitigation. xx, the de-acceleration letter is missing from the loan files.
xxborrower xxJ xx and xxE xx had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxx.xx for xx months. xxPOC was filed by PROF-xxxx-Sx xxby, xxN. as xxon xx/xx/xxxx for the secured claim amount is xxand the arrearage amount of xx. xxvoluntary was petition filed on xx/xx/xxxx shows the amount of claim do not deduct the value of collateral amount is xxand the value of collateral is xx. xx, the unsecured portion amount is xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxper the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property is owner occupied with average condition. xxdamage and repairs have been found.

xx: xxto the updated title report dated xx/xx/xxxx, the foreclosure initiated in xxxx with the docket# xx and the xxxx foreclosure has been dismissed due to invalid assignment of mortgage recorded on xx/xx/xxxx. xxfurther details have been found regarding xxxx foreclosure (pg# xx  xx, the updated title report in pg.# xx shows the foreclosure was re- initiated in xxxx with the case# xx xxjudgment was entered on xx/xx/xxxx. xxfurther details have been found regarding xxxx foreclosure. xxper the comment dated xx/xx/xxxx, the foreclosure has been initiated. xxstep judgment was entered on xx/xx/xxxx. xxfurther details have been found regarding foreclosure.  xx, the foreclosure was put on hold due loss mitigation. xx, the de-acceleration letter is missing from the loan files.
xx: xxborrower xxJ xx and xxE xx had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxx.xx for xx months. xxPOC was filed by xxby, xxN. as xxon xx/xx/xxxx for the secured claim amount is xxand the arrearage amount of xx. xxvoluntary petition filed on xx/xx/xxxx shows the amount of claim do not deduct the value of collateral amount is xxand the value of collateral is xx. xx, the unsecured portion amount is xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrower xxand the lender xx as xxfor xx. xxper the modified terms, the new principal balance is xx. xxinterest bearing amount is xxand the deferred principal balance is xx. xxborrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xxx% beginning on xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: Loan data: $xxx.xx, Comparison data: $x.xx, Variance data: +$xxx.xx
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72149882	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.99	4.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	GE Mtg Ins Co	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	696	706	39.504%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed as currently the assignment is with xx.
xxactive judgments or liens have been found pending.
xx;
x) xst installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) xnd installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxloan has not been modified since origination.
xxapplication available in the loan file located at xx shows that the borrower was working with xxsince x months as  a xxx claim owner.
xxwas not initiated in the loan.
xxhas not filed bankruptcy yet.
xxsubject property is in average condition. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "As per Seller tape, Borrower not employed as disclosed at time of closing. No borrower contact has been made. As per VVOE located at "xxxxxx bundle-Pg# xx and dated xx/xx/xxxx, the borrower Jacob Durham has no longer employed with xx Group. He had left the xx Group on xx/xx/xxxx. No further information has been found regarding Jacob Durham current employment. We have not considered the borrower income. The total income is $xxxx.xx and total expenses are $xxxx.xx due to which the DTI has been increased from xx.xxx% to xx.xxx%. The AUS recommendation is Approve/Eligible with DTI xx.xxx%."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Compliance Ease risk indicator is Elevated as loan is getting fail for Qualified Mortgage DTI Threshold Test.

This loan has a qualified mortgage DTI of xx.xxx%.
A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed xx percent, calculated in accordance with Appendix Q."
* Loan does not conform to program guidelines (Lvl x)     "As per Seller tape, Borrower not employed as disclosed at time of closing. No borrower contact has been made. As per VVOE located at "xxxxxx bundle-Pg# xx and dated xx/xx/xxxx, the borrower Jacob Durham has no longer employed with xx Group. He had left the xx Group on xx/xx/xxxx. No further information has been found regarding Jacob Durham current employment. We have not considered the borrower Jacob Durham income. The total income is $xxxx.xx and total expenses are $xxxx.xx due to which the DTI has been increased from xx.xxx% to xx.xxx%. The AUS recommendation is Approve/Eligible with DTI xx.xxx%."
* Missing or error on the Rate Lock Document (Lvl x)     "A Rate lock agreement is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10440427	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,526.60	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	64.580%	64.580%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	731	681	49.829%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxassignment has been found; however, the current assignment is with the lender xx.
 xxactive liens and judgments have been found against the borrower and the property.
xxinstallment taxes have been paid on xx/xx/xxxx and second installment taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments; however, as per the BPO report dated xx/xx/xxxx located at “xx”, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Final Title Policy Missing or error on the Rate Lock	xx	x: Unacceptable	* Loan does not conform to program guidelines (Lvl x) "As per seller tape the Income was miscalculated. Borrower does not qualify for conventional loan"	* ComplianceEase Exceptions Test Failed (Lvl x) "Missing document tracking information for Revised CD dated xx/xx/xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TRID Violation due to a lender credit decrease on final CD dated x/xx/xxxx. LE dated xx/xx/xxxx reflects a lender credit at $xxxx.xx, however, final CD dated x/xx/xxxx reflects the lender credit at $xxxx.xx.  This is a fee decrease of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Missing COC for fee increase on CD dated x/xx/xxxx.  LE dated xx/xx/xxxx reflects a Credit Report Fee of $xx.xx, however, CD dated x/xx/xxxx reflects the Credit Report Fee at $xx.xx.  This is a cumulative fee increase of x.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta x.x, x) (Lvl x)     "Final title policy document is missing from the loan documents and commitment is available in the loan documents located at "Fakadej_pg# xx
																																																																																							* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrowers income was $xxxxx.xx and total expenses are in the amount of$xxxxx.xx."		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan documents."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51555346	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.50	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	48.718%	48.718%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. dba xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of assignments has been completed. xxlatest assignment is with xx, xx, xxindividually xxfor xxI xxwhich was recorded on xx/xx/xxxx.

xxis an active senior mortgage open against the subject property in the favor of xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxare six senior judgments against the borrower xxfor the total amount of xxwhich were recorded on different dates which were filed by the different plaintiffs.
xxare seven senior state tax liens open against the borrower, xx, xxof the xxof xxfor the total amount of xxwhich were recorded on different dates; however, the middle name of the borrower and property address is different in each document.
xxare two senior IRS liens open against xxin the favor of the xxof the xx - xxfor the amount of $x,xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx respectively.

xxare three active judgments against the borrower xxfor the total amount of xxwhich was recorded on different dates which were filed by the different plaintiffs.

xxare two state tax liens open against the borrower, xx, xxof the xxof xxfor the total amount of xxwhich were recorded on different dates; however, the middle name of the borrower and property address is different in both document.

xxare three IRS liens open against xxin the favor of the xxof the xx - xxfor the amount of xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx respectively.

xxcounty taxes for the year xxxx have been paid and second installment taxes are due on xx/xx/xxxx each in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments; however, as per the BPO report dated xx/xx/xxxx located at “xx”, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per seller tape, there was an undisclosed auto loan. Unable to determine impact on ATR calculations so taking a conservative approach and elevating for client review. File shows xx% approve/eligible but does not include repurchase reason of auto loan."	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan Estimate dated xx/xx/xxxx does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID Violation due to a fee addition on Revised LE dated xx/xx/xxxx. The Revised LE shows an added fee of $xxx.xx which did not appear on previous LE. This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $xxx,xxx and the fees charged to the Borrower(s) exceed x% the loan amount. The Note reflects a loan amount of $xxx,xxx.xx. Fees charged to the Borrower(s) equal $x,xxx.xx which exceeds x.xx% of the loan amount."
																																																																																								* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (SMITH xxxxxxxxxxxx CLOSED FILE.pdf pg# xx and its recommendation is “Approve/Eligible with xx.xx”."	* Compliance Testing (Lvl x) "Change of Circumstance in file for "Points - Loan Discount Fee" increase on LE dated xx/xx/xxxx however compliance Ease reflects "Changed Circumstance Status" as Invalid."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
747041	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,075.84	5.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	UGI	Unavailable	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	627	Not Applicable	40.194%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. xxthe amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed.
xxis one state tax lien against the borrower xxM. xx for the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxcounty taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxloan has not been modified since origination.
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxper the comment dated xx/xx/xxxx, the DIL has been offered. xxfurther details have been found.
xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxdamage and repairs have been found.
xxBPO report dated xx/xx/xxxx which is located at "xx" shows the subject property is in average condition.

xx: xx: xx	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Fair Market Value of Homestead Property Acknowledgment
x. Choice of Insurance Notice
x. Collateral Protection Insurance Disclosure
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?
x. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is xx/xx/xxxx which is different from note date of xx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31961414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,853.61	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	61.333%	61.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	707	50.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx xxchain of assignment has been completed as currently the assignment is with xx xxactive judgments or liens have been found pending. xx; x) xst installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. x) xnd installment county taxes for the year of xxxx are due for the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx. xxloan has not been modified since origination. xxapplication available in the loan file located at (zuleta bundlex.pdf xx# xx shows that the borrower was working with xxsince x years and x months as a owner operator. xxwas not initiated in the loan. xxhas not filed bankruptcy yet. xxsubject property is in average condition. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	Not Applicable	Missing Required Disclosures Notice of Servicing Transfer	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the Borrower income was $xxxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx bundlex Page# xx and its recommendation is “Approve/Eligible with DTI xx.xx%"	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the revised closing disclosure delivery date test (no waiting period required). ( xx CFR §xxxx.xx(f)(x)(i) )
The revised closing disclosure delivery does not require a new waiting period and:
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee increase on PCCD dated xx/xx/xxxx.  LE dated xx/xx/xxxx reflects a Title Courier Fee at $xx.xx, however, Revised PCCD dated xx/xx/xxxx reflects the Title Courier Fee at $xxx.xx. This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.
TRID Violation due to a fee addition on Initial CD dated xx/x/xxxx.  The Initial CD shows an added fee Disaster Inspection Fee of $xxx.xx which did not appear on previous LE. This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Missing Required Disclosures (Lvl x)     "Missing Settlement Services Provider List from Loan Document."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																							* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "As per ROR, Transaction date is xx/xx/xxxx however; Note reflects that Note date is xx/x/xxxx. Final CD shows that settlement date is xx/x/xxxx."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46262192	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,328.52	4.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	38.513%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xxDBA xxand recorded on xx/xx/xxxx for the amount of xxchain of assignment has not been completed, no latest assignment has been found.
xxare no active liens and judgments found against the borrower.
xxcounty taxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxxx. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxxx. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.

xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/xxxx shows Transfer Taxes at $x.xx, however Final CD dated x/x/xxxx shows Transfer Taxes at $x,xxx.xx. This is a fee increase of $x,xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."	* Settlement date is different from note date (Lvl x) "Final CD reflects closing date as xx/xx/xxxx. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/xxxx. Note date is xx/xx/xxxx."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42196984	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,732.65	4.625%	360	xx	xx	Conventional	Fixed	Purchase	93.677%	93.677%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	42.240%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xxDBA xxsure xx” for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by xx-xx. xxforbearance plan for x months began on xx/xx/xxxx till xx/xx/xxxx in the amount of $x,xxx.xx. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended till xx/xx/xxxx. xxsubject property is unable to determine. xxcomment pertaining damage to the subject property has been observed.
xx, the borrower is working at the xx. as VP of xxfrom x.xx years.

xx: xx: xx	Not Applicable	Initial xxxx_Application Missing or error on the Rate Lock	xx	x: Curable	* Missing Initial xxxx_Application (Lvl x) "Missing Initial Application datedxx/xx/xxxx signed by the Borrower."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement was not signed by borrower. Agreement is available in loan doc file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24275260	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,840.23	3.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	40.505%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender “xxDBA xx” and borrower “xx” in amount of xxwhich was recorded on xx/xx/xxxx under xx/xx/xxxx.
xxchain of assignment is completed. xxassignment is with ‘xxDBA xx’.
xxprior delinquent taxes have been found.
xxactive judgments/liens have been found against the subject property/owner.
xxcounty taxes for xxxx-xxxx have been paid off in the amount of $x,xxx.xx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx:
xxper review of latest payment history as of xx/xx/xxxx the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I is $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxdamages are found in available in collection comments.
xxper final xxxx, borrower was working as ‘xx’ at ‘xx’ for x years and x months.
xxevidences have been found regarding foreclosure process and bankruptcy case.

xx: xx: xx	Not Applicable	Initial Escrow Acct Disclosure	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Finance charge disclosed on Final CD as $xxx,xxx.xx Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of $x,xxx.xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/xxxx. Initial LE dated xx/x/xxxx does not reflects Transfer Taxes. However, Initial CD dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. This is a fee increase of $xxx.xx for x% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl x)     "Finance charge disclosed on Final CD as $xxx,xxx.xx Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of $x,xxx.xx  Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated xx/xx/xxxx. Initial LE dated xx/x/xxxx does not reflects Transfer Taxes. However, Initial CD dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. This is a fee increase of $xxx.xx for x% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Acc escrow disclosure is missing in the loan files."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3254063	xx	xx	xx	782729	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,779.26	7.740%	360	xx	xx	Conventional	Fixed	Refinance	92.072%	92.072%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2017	xx	Not Applicable	4.020%	$1,351.76	01/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx, as trustee for LSFx xx, on xx/xx/xxxx. xxshould be assigned with xx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxactive judgments or liens found

xxquarter town taxes of xxxx/xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxquarter half town taxes of xxxx/xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxquarter town taxes of xxxx/xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxquarter town taxes of xxxx/xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: he review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxforeclosure has been noted.
xxbankruptcy has been filed.

xxper servicing comment dated xx/xx/xxxx, the borrower has been facing the income problem due to impacted by COVID xx. xxrepayment plan has been sent, which is started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found regarding COVID xx.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is "Moderate", due to
TILA APR Test:
TILA Right of Rescission Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for
TILA APR Test:
The loan data is x.xxx%, the comparison data is x.xxx%, and the variance is -x.xxx%.

TILA Right of Rescission Test:
This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraiser report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl x)     "Prepayment rider is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58718936	xx	xx	xx	794910	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.75	7.730%	360	xx	xx	Conventional	Fixed	Purchase	72.580%	72.580%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xxxxx-GSx.
xxis a junior hospital lien in the amount of $x,xxx.xx.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact.

xx: xx: xx	xxmodification is missing from the loan file.
xxloan was originated as conventional fixed rate mortgage. xxper note the interest rate was x.xx% and P&I was $x,xxx.xx. xxpay history as of xx/xx/xxxx confirms that the borrower is making recent payment with interest rate of x.xxx % and P&I of $xxx.xx which are different from the note terms. xxis a possibility of loan modification. xxloan modification is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."
* Lost Note Affidavit (Lvl x) "Lost Note affidavit has been found in the loan file which is located at “xxxxxxxxxx_LOST_NOTE_AFFIDAVIT_xxxxxxxxxPxxxxxxx_xxx.pdf”. It was signed on xx/xx/xxxx. A copy of original Note is also available in the file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19921114	xx	xx	xx	795831	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$595.96	$595.96	6.340%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	644	590	50.644%	First	Final policy	Not Applicable	Not Applicable	10/01/2016	xx	Not Applicable	3.250%	$573.18	11/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx xxchain of assignment is completed as the subject mortgage is still with the lender, U.S xx, xxfor LSFx xxx. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for xx and it was recorded on xx/xx/xxxx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxst installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.
xxxrd installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xth installment of $xxx.xx has been due on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "Compliance Ease Exception Test Failed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance risk indicator is "Moderate""
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to Confirm"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93852410	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$572.55	2.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	55.821%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx. xxchain of assignment has been completed as currently the assignment is with xxQ xx, xx.
xxactive judgments or liens have been found pending.
xx;
x) xxcounty taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the loan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the loan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxloan has not been modified.
xxto the final application available in the loan file located at xx borrower has been working with MO's xxsince x years line cook prep cook.
xxproperty is in average condition. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed TILA Finance Charge Test and Charges That Cannot Increase Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $xx,xxx.xx and allowed is $xx,xxx.xx however it is undercharged by $xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/xxxx shows Points - Loan Discount Fee at $xxx.xx and Credit Report Fee at $xx.xx, however Final CD dated x/x/xxxx shows Points - Loan Discount Fee at $xxx.xx and Credit Report Fee at $xx.xx. This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement is missing in the loan file."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12709819	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.98	3.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	37.480%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxwith xx# xx xxchain of assignment has been completed; currently the assignment is with originated lender xx. xxactive judgments or liens have been found against the borrower. xxcombined taxes of xxxx have been paid on xx/xx/xxxx in the combined amount of $xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xx, the xst payment date of this loan is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xx, the xst payment date of this loan is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.“xxis no post-closing bankruptcy and foreclosure activity has been found”.
xxreason for default is unable to be determined from the latest servicing comments.
 xxevidence has been found regarding damage or repairs in the latest servicing comments.
xx, the borrower is working at the xxas a xxfrom x.x years.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID Violation due to a fee increased on CD dated xx/xx/xxxx. LE dated xx/xx/xxxx reflects a Transfer Taxes at $xxx.xx, however, CD dated xx/xx/xxxx reflects the Transfer Taxes at $xxx.xx. This is a fee increase of $x.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape reflects the following issue, "TRID Violation - APR Fail - APR increased from x.xxx% to x.xxx% and a x day wait wasn't given to the borrower. "Supporting document to validate the issue is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl x) "COC received for the dated xx/xx/xxxx and xx/xx/xxxx, however related Loan Estimate document missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18027551	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,113.22	3.375%	360	xx	xx	Conventional	Fixed	Refinance	79.667%	79.667%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	35.042%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xxdepot. xx xxchain of assignment has been completed. xx, the mortgage is with xxdepot. xx xxactive liens and judgments against the borrower/property.
xxannual tax for the year xxxx-xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.
xxper the final xxxx the borrower is working as a xx at the xxfrom x years and x months.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* Loan does not conform to program guidelines (Lvl x) "Loan program not available - loan closed xx High LTV Refinance"
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock provided expired on xx/x/xxxx and the loan closed on xx/xx/xxxx. No lock extension found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30985203	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,247.97	3.125%	360	xx	xx	VA	Fixed	Refinance	79.816%	79.816%	Streamline Refinance	No	VA	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	815	791	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx.” for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed.
xx, the borrower is the owner of the xxfrom x.xx years.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan has failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged : $xx,xxx.xx  Allowed : $x,xxx.xx Overcharged By : $x,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated x/xx/xxxx. Initial CD dated x/x/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. However, Final CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx This is fee increase of $x.xx for x% tolerance test fee and Broker Compensation Fee does not reflect, However Final CD reflects the Broker Compensation Fee at $x,xxx.xx Valid COC for the increase in fee amount is missing in the loan documents.

TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated x/xx/xxxx. Initial CD dated x/x/xxxx  reflects Transfer Taxes at $x,xxx.xx. However, Final  CD dated x/xx/xxxx reflects Transfer Taxes at $x,xxx.xx. This is a fee increase of $xx.xx for x% tolerance fee test. Valid COC for the increase in Transfer taxes is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Error in Weblgy: Interest rate reduction loan cannot have a loan term more than xx years greater than the loan being paid off."
* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* GSE Points and Fees Test Violations (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged : $xx,xxx.xx  Allowed : $x,xxx.xx Overcharged By : $x,xxx.xx."
																																																																																								* MI, FHA or MIC missing and required (Lvl x) "VA Guaranty Certificate is missing in the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11116422	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,958.43	3.250%	360	xx	xx	Conventional	Fixed	Refinance	60.000%	60.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	772	Not Applicable	47.478%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. xxof assignment has been completed. xx, the mortgage is with xx, xxwhich was recorded on xx/xx/xxxx. xxactive judgments or liens have been found. xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxprior year delinquent taxes have been found.	xxper the review as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for xx/xx/xxxx. xxrepairs and damages have been found. xxrecords for foreclosure and bankruptcy have been found. xxRFD is unable to be determined. xxcollection comments are missing. xxcollection comments are missing. xxCOVID review has not been performed. xxcomments are missing from xx/xx/xxxx to xx/xx/xxxx. xxborrower xxE xxhas been working at RJ xx as an xxfor x years.
xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.

The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than xx calendar days after the consummation date, or closing / settlement date if no consummation date was provided.
Changes due to clerical errors. A creditor does not violate §xxxx.xx(f)(x)(i) if the disclosures provided under §xxxx.xx(f)(x)(i)
contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than xx days after consummation."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID Violation due to a fee increase on Final CD dated xx/xx/xxxx. LE dated xx/xx/xxxx reflects a Origination Points at $xx,xxx.xx, however, Final CD dated xx/xx/xxxx reflects the Origination Points at $xx,xxx.xx. This is a fee increase of $xxxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $xxxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx closing credit package Page# xx and its recommendation is “Approve/Eligible with xx.xx%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65633387	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,063.57	7.999%	360	xx	xx	Conventional	Fixed	Refinance	96.000%	96.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	707	48.601%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx & xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxannual installments of county and city taxes for the year of xxxx have been paid in the amount of $xxx and $xxx respectively. xxcurrent ownership is vested in the name of xx & xx (borrower).	xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx %.

xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty is owner occupied. xxdamage or repair to the property has been found. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx %.
xx: xx: xx	Not Applicable	Hazard Insurance Notice of Servicing Transfer Transmittal (xxxx)	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx +%xxx.xx AUS and xxxx are missing from the loan files."	* Document(s) Required by AUS Missing from Loan file (Lvl x) ""Missing a required document to verify Final DTI."
* Intent to Proceed Missing  (Lvl x)     "The Borrowers Intent to proceed is missing in loan file."
* Missing proof of hazard insurance (Lvl x)     "Final Hazard insurance missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing transfer is missing from the loan files."	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated x.xxx% APR Threshold x.xxx% Over By +x.xxx%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The compliance risk indicator is Moderate as loan is failing for TRID tolerance test and for exceptions."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated x.xxx% APR Threshold x.xxx% Over By +x.xxx%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."
																																																																																								* Transmittal (xxxx) is Missing (Lvl x) "Missing Final Transmittal Summary."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38638323	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,677.35	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	53.879%	53.879%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxand xx’ in the amount of xxin favor of ‘xx’ which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with ‘xx’. xxactive judgments/liens have been found against the subject property/owner. xxprior delinquent taxes have been found. xxcounty taxes for xxxx (xst installment) have been paid off in the amount of $ x,xxx.xx. xxcounty taxes for xxxx (xnd installment) are due in the amount of $x,xxx.xx.	xxfirst payment date is xx/xx/xxxx. xxpayment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with current interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx: xxnotes.pdf xxfirst payment date is xx/xx/xxxx. xxpayment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with current interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx. xxloan has not been modified since origination. xxevidences have been found regarding foreclosure proceedings or xxfiling. xxtime of origination borrower was working as xxat “xxMGT of xx” for xx year and x months. xxvisible damages are found in available collection comments.
xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is Moderate due to Loan failed Initial CD delivery and timing test due to Initial CD dated x/xx/xxxx was received by the borrower In Person on x/xx/xxxx. Document tracker proving when the Initial CD was delivered/sent is missing from the loan documents. Loan failed charges that cannot increase x% TRID tolerance test. Initial CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. However, Final CD dated xx/x/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase of $x,xxx.xx for charges that cannot increase x% TRID tolerance test. Valid COC for the increase in fee is missing from the loan documents. Initial LE dated x/xx/xxxx does not reflect Appraisal Fee. Final CD dated xx/x/xxxx reflects Appraisal fee at $xxx.xx. This is an increase of $xxx.xx for charges that cannot increase x% TRID tolerance test. Valid COC for the addition of Appraisal fee in Initial CD dated x/xx/xxxx is missing from the loan documents. Post CD dated xx/x/xxxx reflects reimbursement amount of $xx.xx, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $x,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed Initial CD delivery and timing test due to Initial CD dated x/xx/xxxx was received by the borrower In Person on x/xx/xxxx. Document tracker proving when the Initial CD was delivered/sent is missing from the loan documents.  Loan failed charges that cannot increase x% TRID tolerance test. Initial CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. However, Final CD dated xx/x/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase of $x,xxx.xx for charges that cannot increase x% TRID tolerance test. Valid COC for the increase in fee is missing from the loan documents. Initial LE dated x/xx/xxxx does not reflect Appraisal Fee. Final CD dated xx/x/xxxx reflects Appraisal fee at $xxx.xx. This is an increase of $xxx.xx for charges that cannot increase x% TRID tolerance test. Valid COC for the addition of Appraisal fee in Initial CD dated x/xx/xxxx is missing from the loan documents. Post CD dated xx/x/xxxx reflects reimbursement amount of $xx.xx, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $x,xxx.xx."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Seller tape reflects the following issue, “Loan was initially submitted as a limited cash out which allowed for an exterior appraisal however it was then switched to cash out but a full appraisal was not requested. A full appraisal was ordered post-closing in October but the borrower has not been available. **Comp factors: owned subject xx years, Bx LOE xx.xx years, Bx LOE x.xx years, no reserves required by Wx has xxxK/retirement, previous paid mortgages w/no lates". Initial Application reflects purpose of refinance as No cash out- Other. However, Final application reflects purpose of refinance as Cash out - other."	* Settlement date is different from note date (Lvl x) "Final CD reflects closing date as xx/x/xxxx. Notary's signature date on the Mortgage/Deed of Trust is xx/x/xxxx. Note date is xx/x/xxxx."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82874848	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.13	4.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Radian	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	39.186%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxD/B/A xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a junior mortgage open against the property in the favor of xxof xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xxthe time of origination borrower was working at “xx” for x months.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "As per seller tape, Undisclosed liability. Credit report revealed a new car loan with monthly payment of $xxx was opened prior to the closing of the subject loan. DTI increased to xx.xx% As per AUS/DU (Locator# xx Page# xx and its recommendation is “Approve/Eligible with xx.xx%"	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TRID disclosure and changed circumstances date validation test.
The changed circumstances date was not provided and the reason for redisclosure is:
A. Changed circumstance affecting settlement charges; or
B. Changed circumstance affecting eligibility; or
C. Revisions requested by the consumer; or
D. Interest rate dependent charges change once the interest rate is locked; or
E. Expiration of initial loan estimate; or
F. Delayed settlement date on a construction loan for new construction transactions only.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (x.xxx%) is exceeded APOR (x.xxx%) by x.xxx%. The APR threshold is x.xxx% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: x.xxx%    Allowed: x.xxx%    Over by: +x.xxx%"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee increase on Revised LE dated xx/xx/xxxx.  LE dated xx/x/xxxx reflects a Compliance Audit / Quality Control Fee at $xxx.xx, however, Revised LE dated xx/xx/xxxx reflects the Compliance Audit / Quality Control Fee at $xxx.  This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl x)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xxxx.xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: x.xxx%      Allowed: x.xxx%     Over by: +x.xxx%"
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement is missing from Loan Document."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59414208	xx	xx	xx	9788475565	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.36	5.000%	360		xx	xx		Conventional	Fixed		Purchase	97.000%	97.000%	Full Documentation	Yes	MGIC	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	44.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx’ which was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx, xx’ with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with ‘xx, xx’.
xxprior delinquent taxes have been found.
xxcounty-school taxes for xxxx have been paid off in the amount of $ x,xxx.xx.
xxutilities charges have been paid off in the amount of $ xxxx.xx.
xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.	xx: xx:
xx
xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages have been found in available collection comments.
xxsubject property is occupied by borrower.
xxhas not been modified since origination.
xxper xxxx, borrower was working as ‘xx’ at ‘xx’ from x years and x months.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, loan flagged for fraud-income misrep. BWR employer does not exist in state records and phone and VOE went to prior employer. Unable to rely on docs in file and calc"	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx Diaz xxxxxxxxxx PG# xx and its recommendation is “Approve/Eligible with xx.xx%.”."
* Fraud Report Alert (Lvl x)     "Missing UW notes clearing the Fraud Guard Alerts."
																																																																																								* Hazard Insurance (Lvl x) "Hazard Insurance is missing in the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "As per the revised scope, updated only Initial LE & Final CD hence TRID Tolerance test is incomplete."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18072646	xx	xx	xx	9757631933	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.39	3.875%	360	xx	xx	Conventional	Fixed	Refinance	74.474%	74.474%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	21.882%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx,
xx., in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx, xx.

xxactive judgments or lien have been found against the borrower or subject property.
xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxper comment dated xx/xx/xxxx reason for default is curtailment of income. xxcomment dated xx/xx/xxxx borrower has been impacted by xx-xx. xxmore details are available. xxthe time of loan origination borrower was working as “xx” at “xx” for xx months.

xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Seller defect shows BWR apparently had x loans in process at same time for same property with different occupancies (one was OOO, this mortgage was NOO). Loan repurchased over misrepresentation and may have contained a false lease agreement. Unable to rely on docs in file to calculate ATR."	* Missing Appraisal (Lvl x) "Appraisal doc for the subject property is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5635706	xx	xx	xx	9764481629	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,062.24	2.750%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	36.456%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxthe time of origination borrower was working as xxat “xx” for x months.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Curable	* Loan does not conform to program guidelines (Lvl x) "Seller Tape Reflects is the following issues, "Fraud""
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76841153	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.14	2.875%	360	xx	xx	Conventional	Fixed	Refinance	58.500%	58.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	740	818	35.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx dba xx” for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed.
xxthe borrower employment details are unable to be determined.

xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated x/xx/xxxx shows Appraisal Fee at $xxx.xx, however Final CD dated xx/x/xxxx shows Appraisal Fee at $xxx.xx. This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "home didn’t meet qualifications for second home due to distance from primary"			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63807187	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$783.07	10.600%	240	xx	xx	Conventional	Fixed	Cash Out	86.561%	86.561%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/09/2020	xx	Not Applicable	4.500%	$396.38	10/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xxrecorded on xx/xx/xxxx in the amount of xxwith instrument # xx.
xxchain of assignment has been completed. xxlast chain of assignment is with xxxx xx, xx, xxin its xx.
xxis one senior mortgage which was originated on xx/xx/xxxx with xxrecorded on xx/xx/xxxx in the amount of xxwith instrument # xx final title policy does not show any exception for senior mortgage. xxfinal HUD-x does not show any pay off for senior mortgage. xxno release was found.

xxliens and judgment:
xxis one civil judgment which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx's xxand xx.

xxis one civil judgment which was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxare x state tax liens which were recorded on different date with different amount the total in the amount of $ $xxxx.xx in favor of NC xxof xx. xxthe borrower SSN # xx not mentioned.

xxis one civil judgment lien which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of NC xxof xxis one civil judgment which was recorded on xx/xx/xxxx in the amount of xxin favor of xx xx xxare x IRS liens which were recorded on xx/xx/xxxx and xx/xx/xxxx in the amount of xxand xxin favor of xxrespectively. xxthe borrower SSN # xx not mentioned.

xxcombined annual taxes of xxxx have been paid in the amount of $xxxx.xx.
xxpersonal annual taxes of xxxx have been delinquent in the amount of $xx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is reduction in income. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxper servicing comment dated xx/xx/xxxx the borrower is impacted by covid-19.xxhas reduction in income. xxno further details have been found.

xxloan was modified on xx/xx/xxxx between the borrowers xxand xxL. xxlender is xx d/b/a xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxis no any deferred balance. xxinterest-bearing amount is xx.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand xxL. xxlender is xx d/b/a xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxis no any deferred balance. xxinterest-bearing amount is xx.	Credit Application Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the NC state. The following state disclosures are missing from the loan file:

x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
																																																																																								x. Attorney Selection Disclosure"	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31945542	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/17/2025	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,468.90	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	79.032%	79.032%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.741%	First	Final policy	Not Applicable	Not Applicable	01/15/2021	xx	$111,057.42	4.500%	$1,052.35	01/01/2021	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx xxis a senior mortgage in the favor of xxa division of xxof xxin the amount of xxrecorded on xx/xx/xxxx.
xxannual tax of xxxx has been paid on xx/xx/xxxx in the amount of $xx.xx.

xxto the payment history as of xx/xx/xxxx the last payment received date is xx/xx/xxxx payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in foreclosure.
xxto the collection comment dated xx/xx/xxxx the reason for default is reduction in income.
xxto the payment history as of xx/xx/xxxx the last payment received date is xx/xx/xxxx payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxis owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xxforeclosure was initiated, however the referral date and complaint date was not found. xxper collection comment the foreclosure sale was scheduled on xx/xx/xxxx.xxthe foreclosure was on hold due to xx-xx on xx/xx/xxxx.xxfurther information has been found.
xx: xxto the PACER, the borrower xxC. xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between xxand xx., ,on xx/xx/xxxx. xxper the modified term, the new principal balance is xxfrom which xxhas been deferred and interest bearing is xx .xxborrower promises to pay $xxxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and Itemization are missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12076455	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/26/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.98	9.410%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2019	xx	$3,307.27	5.000%	$606.98	12/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, INC with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx. xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xxxx xxIII. xxare three xxagainst the borrower are as follows; x. xxis a xxagainst borrower in the favor of xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx. x. xxis a xxagainst borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx. x. xxis a xxagainst borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx. xxare three xxof xx (IRS xx) against the borrower in the favor of xxof the xxin the amount of xxand which was recorded on different dates. xxis a xxagainst borrower in the favor of W. S. xx, a xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx. xxis a xxagainst borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx. xxcounty taxes for year xxxx has been paid off in the amount of $xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx. xxper comment dated xx/xx/xxxx, the property had damage due to wind on xx/xx/xxxx in the amount of xx. xxclaim check has been received on xx/xx/xxxx in the amount of xxwith check# xx xx, no other evidence has been found regarding repair. xxper comment dated xx/xx/xxxx, the complaint was filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure was placed on hole due to litigation. xxper comment dated xx/xx/xxxx, the foreclosure hold was ended. xxper comment dated xx/xx/xxxx, the foreclosure was placed on hold due to loan modification. xxper comment dated xx/xx/xxxx, the foreclosure was dismissed due to loan modification. xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of $xxxx.xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxis principal forgiven amount is given in the amount of $xxx.xx.

xxper comment dated xx/xx/xxxx, the reason for default is medical.
xx:  xxper comment dated xx/xx/xxxx, the complaint was filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure was placed on hole due to litigation. xxper comment dated xx/xx/xxxx, the foreclosure hold was ended. xxper comment dated xx/xx/xxxx, the foreclosure was placed on hold due to loan modification. xxper comment dated xx/xx/xxxx, the foreclosure was dismissed due to loan modification.
																																																																																	xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of $xxxx.xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxis principal forgiven amount is given in the amount of $xxx.xx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings			* Application Missing (Lvl x) "Final xxxx is missing from the loan file." * Missing Appraisal (Lvl x) "Appraisal is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,185.52	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23417821	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$802.70	9.249%	300	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/24/2020	xx	Not Applicable	4.500%	$448.89	08/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xxand was recorded on xx/xx/xxxx. xxchain of the assignment has been completed and currently the assignment is with xxxx xx, xx, xxand was recorded on xx/xx/xxxx. xxactive judgments or liens found. xxprior years delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower has been current with the loan and the next due for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxUPB is xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is performing and next due for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxUPB is xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

xxreason for default is unable to determine.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx with the fixed amortization. xxnew principal balance is in the amount of xxand the borrower promises to pay P&I in the amount of $xxx.xx at the rate of interest x.xx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxxx at the time of origination is missing from the loan file hence unable to determine the employment information of the borrower.
xxis no post-origination bankruptcy record has been found.
xxBPO report located at “xx” dated xx/xx/xxxx reflects that the subject property needed new roof, sliding and doors also garage is leaning. xxneeds to be squared and reinforced. xxrest of the exterior components like siding, windows, doors, landscape appears to be functional, adequately maintained and in average condition. xxtotal estimated cost of repair is in the amount of xx,xxx.xx. xxfurther information is available regarding the repair of the subject property and claim.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xxforeclosure was initiated in this loan and the case was referred to an attorney on xx/xx/xxxx. xx “xxof xx” located at “xx” reflects that the foreclosure sale is scheduled for xx/xx/xxxx however the sale has been adjourned to xx/xx/xxxx. xxforeclosure activity was placed on hold due to loss mitigation efforts by the borrower. xxloan has been permanently modified on xx/xx/xxxx. xxborrower is now current with mortgage payments.
																																																																																	xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx with the fixed amortization. xxnew principal balance is in the amount of xxand the borrower promises to pay P&I in the amount of $xxx.xx at the rate of interest x.xx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization is missing from the loan file."	* Application Missing (Lvl x) "Application is missing from loan file." * Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file." * Missing Appraisal (Lvl x) "Appraisal is missing from loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50224105	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,106.71	5.375%	360	xx	xx	Conventional	Fixed	Refinance	63.368%	63.368%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	18.981%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.380%	$4,191.90	03/01/2018	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxare x civil judgments found on the subject borrower in the total amount of $ xx,xx,xxx.xx this were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx. xxis one credit card judgment in the amount of xxthis was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in performing.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $x,xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx. xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $x,xxx.xx, however, there is a difference in P&I with respect to xxdata which seems that there may be a possibility of  modification. xxevidence has been found regarding the modification in latest collection comments.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x.xx. xxthe xxis not in active status since it was terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x.xx. xxthe xxis not in active status since it was terminated on xx/xx/xxxx.	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $x,xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx. xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $x,xxx.xx, however, there is a difference in P&I with respect to xxdata which seems that there may be a possibility of modification. xxevidence has been found regarding the modification in latest collection comments.	Credit Report Origination Appraisal Right of Rescission	xx	x: Curable		* Missing Borrower Billing Rights (RESPA) (Lvl x) "Borrower billing rights are missing from loan files." * Missing HELOC Disclosures (RESPA) (Lvl x) "HELOC Disclosure is missing from loan files."	* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64883818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,553.54	5.250%	120	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.699%	First	Short Form Policy	Not Applicable	Not Applicable	10/28/2020	xx	Not Applicable	4.500%	$1,126.38	10/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xxof xx xxis on first lien position. xxis one state tax lien on the subject property in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx. xxare two credit card judgments on the subject property in the total amount of $x,xxx.xx this was recorded on xx/xx/xxxx & xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in performing.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxthe xxis not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxthe xxis not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prohibited Fees Test: FAIL Loan data: $x,xxx.xx Comparison Data: $x.xx Variance: +$x,xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xx,xxx.xx Comparison Data: $xx,xxx.xx Variance: -$xx.xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57250390	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$921.22	3.625%	360	xx	xx	Conventional	Fixed	Refinance	37.757%	37.757%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	737	783	44.124%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxactive judgments or lien have been found against the borrower or subject property.
xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.

xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.
xxthe time of loan origination borrower was working as “xx” at “xx” for xxx months.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* DSCR is less than x.xx (Lvl x) "As per Net operating income is $ xxxxx.xx and Annual Payments (Debt Service) is $xxxxx.xx and there debt service Ratio (DSCR) is -x.xx Which is less then x."
* Loan does not conform to program guidelines (Lvl x)     "The provided Seller’s tape is showing an alert that there is an appraisal issue - x unit with ADU- ineligible property type."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of Rate Lock agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51108356	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$702.11	9.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/28/2017	xx	Not Applicable	9.500%	$313.05	08/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xxvestments xx., xxfor the amount of xx.
xxchain of the assignment has been completed and currently the assignment is with “xx” and was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis an active junior mortgage against the subject property which is held by “xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxare two active junior judgments against the borrower for the total amount of xxwhich is held by “xx” and it was recorded on xx/xx/xxxx, xx/xx/xxxx.
xxprior years delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx the borrower has been delinquent with the loan from x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due datexx/x/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due datexx/x/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay monthly payment in the amount of $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay monthly payment in the amount of $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24183373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$914.09	10.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2014	xx	Not Applicable	10.500%	$664.38	04/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxis on second lien position. xxis an active xx/xx/xxlien found on the subject property in the amount of $xxx.xx recorded on xx/xx/xxxx.xxsubject is located in the state of xx, which is a super lien state where there is a risk of property to be getting foreclosed due to above unpaid water / xxlien. xxcan be cured by paying off the above unpaid non mortgage water / sewer lien with late fees and unpaid interest. xxis one child support lien found on the subject property in the amount of $x.xx this was recorded on xx/xx/xxxx. xxis one credit card judgment found on the subject property in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of xx.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of xx.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43200497	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$985.65	11.000%	360	xx	xx	Conventional	Fixed	Purchase	87.712%	87.712%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	35.771%	First	Final policy	Not Applicable	Not Applicable	03/01/2011	xx	Not Applicable	3.625%	$763.92	04/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx” for amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxlast assignment was done from xx, which was recorded on xx/xx/xxxx.
xxis certificate of sale (redeemed per tax collector, however they’re system no longer contains redemption info regarding this certificate) xxreal xxagainst the subject property in the amount of $xxx.xx which was filed by xxD. xx, xxof xxrecorded on xx/xx/xxxx.
xxis certificate of sale for xx (redeemed per tax collector, however they’re system no longer contains redemption info regarding this certificate) xx/xx/xxagainst the subject property in the amount of $xxx.xx which was filed by xxD. xx, xxof xx & xx, xxof xxrecorded on xx/xx/xxxx & xx/xx/xxxx & xx/xx/xxxx.
xxis certificate of sale for xx (redeemed per tax collector, however they’re system no longer contains redemption info regarding this certificate) xxagainst the subject property in the amount of $xxx.xx which was filed by xxD. xx, xxof xxrecorded on xx/xx/xxxx & xx/xx/xxxx & xx/xx/xxxx.
xxis four xx, xxor xxin amount $x,xxx.xx in favor of xx. & xx & xxon xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
xxxx xst installment xxtaxes has been paid in amount $xxx.xx.
xxxx xnd xxtaxes has been due in amount $xxx.xx on due dated xx/xx/xxxx.
xxdelinquent taxes have been found pending for the prior years.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxmodification agreement was done on xx/xx/xxxx, between the (borrowers) xxM. xxand xxand the (lender) xx xx, F/K/A xx. xxper the modified terms, the new unpaid principle balance is xx & the interest bearing amount was xx. xxthe step interest rate of x.xxx% with the modified P&I of $xxx.xx for xx months & x.xxx% interest rate with P&I $xxx.xx for xxx months. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxpost origination foreclosure activity has been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xxto PACER, xxborrowers (xxand xx) have filed bankruptcy under the chapter x xx# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto PACER, xxborrowers (xxand xx) have filed bankruptcy under the chapter x xx# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was done on xx/xx/xxxx, between the (borrowers) xxM. xxand xxand the (lender) xx per the modified terms, the new unpaid principle balance is xx & the interest bearing amount was xx. xxthe step interest rate of x.xxx% with the modified P&I of $xxx.xx for xx months & x.xxx% interest rate with P&I $xxx.xx for xxx months. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98919944	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.95	8.625%	360	xx	xx	Conventional	ARM	Purchase	89.950%	89.950%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2019	xx	Not Applicable	5.500%	$259.01	03/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx, A xxand xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed.
xxprior years delinquent taxes have been found pending.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxwas not filed.
xxcomments regarding damage or repair.
xxcomments regarding foreclosure.
																																																																																	xx: xx: xx	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22083387	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,612.23	10.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/07/2017	xx	Not Applicable	4.500%	$933.99	01/01/2018	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that- x. xxsubject mortgage was originated on xx/xx/xxxx by "xxof xxand xx" for the amount of xxand it was recorded on xx/xx/xxxx. x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx." x. xxis an active civil judgment available against the borrower in favor of "xxL. xxx xx" and it was recorded on xx/xx/xxxx. x. xst installment of county taxes for the year xxxx-xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx. xnd installment of the same is delinquent in the amount of $x,xxx.xx which was earlier due on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xx, debtor was discharged from the bankruptcy on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
																																																																																	xx: xx: xxto PACER xx, xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xx, debtor was discharged from the bankruptcy on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17352500	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$699.43	8.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/28/2019	xx	$0.00	8.250%	$555.94	07/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxof xxwith xx# xx xxchain of assignment has been completed; currently the assignment is with xx
D/B/A xx.

xxactive judgments or liens have been found against the borrower.
xst and xnd installment of xxtaxes of xxxx has been paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the servicer provided xx months forbearance plan to the borrower that was started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
xxper the comments dated xx/xx/xxxx, the servicer extended covid-19 forbearance plan till xx/xx/xxxx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no principal forgiven amount and deferred balance.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5221175	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.48	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	94.909%	94.909%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.500%	$384.25	11/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxis a break in assignment from xx to xx xx, the mortgage assignment is with xx xxis a junior mortgage open against the property in the favor of xx, a xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a lien open against the borrower in the favor of xxand xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status. xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xx
																																																																																	xx: xx: xx	xxper conventional interest only xxinterest rate was x.xxx% and P&I was $xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xx and interest rate is x.x%.. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88167772	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$316.99	8.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2017	xx	Not Applicable	8.375%	$151.74	03/01/2017	Financial Hardship	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘ xx”

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx’’ instead of “xx .”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

* xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of $ x,xxx.xx

*xxloan was modified on xx/xx/xxxx with new principal balance of $ x,xxx.xx . xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	xx:
* xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

* xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of $ x,xxx.xx

*xxloan was modified on xx/xx/xxxx with new principal balance of  $ x,xxx.xx . xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of  x.xxx % beginning from xx/xx/xxxx  to the new maturity date of  xx/xx/xxxx.
xx: xx: xx	*xxloan was modified on xx/xx/xxxx with new principal balance of $ x,xxx.xx . xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The original Note document is unavailable in file."	* Appraisal not dated (Lvl x) "The original appraisal report is missing in loan file docs."
* Missing Appraisal (Lvl x)     "The original appraisal report is missing."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71235768	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.04	8.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.875%	$559.53	01/01/1998	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxwith xx# xx xxchain of assignment has been completed; currently the assignment is with xx
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	xxis missing from the loan file. xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and current rate of interest is x.xxx%. xxper tape data, the loan has been modified on xx/xx/xxxx. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4350410	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.42	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx.
xxis a junior mortgage against the subject property in favor of xxof xx, a xxin the amount of xx.
xxcombined annual taxes of xxxx/xx are paid in the amount of $xxx.xx.
xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37053252	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$344.84	8.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xxof xx, a xxbank for the amount of xx.

xxactive liens and judgments have been found against the borrower and subject property.
xst and xnd county annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
xx, any prior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx % and P&I of $xxx.xx.	xx: xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx % and P&I of $xxx.xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36402676	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$594.00	8.125%	360	xx	xx	Conventional	Fixed	Purchase	96.970%	96.970%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxare no judgments and liens.
xxcounty taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxto the comment dated xx/xx/xxxx the RFD is unemployment of borrower due to COVID-xx. xxfurther information has been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97046679	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.23	8.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2015	xx	Not Applicable	8.000%	$280.15	05/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxbank of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxactive judgment or liens have been found.
xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxto the  updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx  with lender xxbank of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxactive judgment or liens have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48292101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$495.46	7.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/06/2017	xx	Not Applicable	7.625%	$365.86	11/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender NationsBanc xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxare no active liens and judgments.
xxannual county taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.
xxper the latest payment history as of xx/xx/xxxx, the borrower is current delinquent with the loan for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the borrower is current delinquent with the loan for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcomment found stating that the borrower’s income is impacted due to xx-xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
109501	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$838.14	7.375%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “xx” and was recorded on xx/xx/xxxx. xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, B.A. ” instead of “xx D/B/A xxpoint xx. xxcounty property tax for the year xxxx was paid on xx/xx/xxxxis in the amount of $xxxx.xx’. xxprior years delinquent taxes found. xxliens and judgments are active on the title:	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in collection.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxborrower is current with the loan. xxper comments dated xx/xx/xxxx reason of default is some medical issue.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13567077	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.40	7.625%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2012	xx	Not Applicable	4.625%	$244.97	02/01/2012	Financial Hardship	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xxresidential xx ’’ instead of “xx .”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx

*xxloan was modified on xx/xx/xxxx with new principal balance of xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	xx:* xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported.

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx

*xxloan was modified on xx/xx/xxxx with new principal balance of  xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of  x.xxx % beginning from xx/xx/xxxx  to the new maturity date of  xx/xx/xxxx.
xx: xx: xx	*xxloan was modified on xx/xx/xxxx with new principal balance of xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The appraisal report at origination is unavailable."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "*Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77639631	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$513.12	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/12/2003	xx	Not Applicable	7.500%	$486.43	06/01/2003	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xxA xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx."

x. xxis an active credit card judgment available against the borrower in the amount of xxin favor of "xx" recorded on xx/xx/xxxx.

x. xxis an active civil judgment is available against the borrower in favor of "xxD. xx" recorded on xx/xx/xxxx.

x. xxtax information is not available.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in active bankruptcy and under delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xxand xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $xxx.xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
																																																																																	xx: xx: xxto PACER xx, xxand xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $xxx.xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay new modified monthly P&I of $xxx.xx with the new interest rate of x.xxxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Property is Manufactured Housing (Lvl x) "The subject property is a manufactured home. The document named "Declaration to Immobilize Mobile Home" available in the updated title report located on its page number xx which shows that subject property has been attached to the permanent foundation. However, the Final Title Policy does not insure the subject mortgage against the manufactured home."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79458415	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$857.34	8.500%	360	xx	xx	Conventional	Fixed	Not Applicable	96.957%	96.957%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2018	xx	Not Applicable	6.250%	$754.92	01/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxis state tax lien in the amount of $xxx.xx in the favor of xxof xx
xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx  with lender xxmortgage xx .,L.P., A xxlimited partnership  which was recorded on xx/xx/xxxx xxchain of the assignment has been completed. xx, the mortgage is with xx
																																																																																	xxis state tax lien in the amount of $xxx.xx in the favor of xxof xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99185261	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.87	8.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	8.750%	$576.02	08/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx which was recorded on xx/xx/xxxx. xxchain of the assignment has been completed. xx, the mortgage is with xx are x state tax lien in the favor of xx department of revenue in the total amount of $x,xxx.xx xxis municipal lien in the favor of xxof xxin the amount of $xxxx.xx xxis water sewer lien in the favor of xxin the amount of $xxx.xx xxare x water sewer in the favor of xxof xxdepartment of water management in the amount of xxis civil judgment in the amount of $xxxx.xx in the favor of xxof the state of xx.	xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx:xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxto the  updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx  with lender MERS as nominee for xxcorporation which was recorded on xx/xx/xxxx. xxchain of the assignment has been completed. xx, the mortgage is with xx  xxare x state tax lien in the favor of llionois department of revenue in the total amount of $x,xxx.xx xxis municipal lien in the favor of xxof xxin the amount of $xxxx.xx  xxis water sewer lien in the favor of xxin the amount of $xxx.xx xxare x water sewer in the favor of xxof xxdepartment of water management in the amount of  xxis civil judgment in the amount of $xxxx.xx in the favor of xxof the state of llinois
																																																																																	xx:xx:xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14276756	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$503.49	8.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/17/2003	xx	Not Applicable	8.750%	$517.66	05/01/2003	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xxof xx, xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx."

x. xxis a subordinate mortgage available against the subject property in the amount of xxin favor of "xx, xx., a xxnon-stock, nonprofit corporation" and it was recorded on xx/xx/xxxx.

x. xxactive judgments or liens have been found.

x. xxcounty taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of active bankruptcy and foreclosure have been found.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Curable		* Lost Note Affidavit (Lvl x) "Affidavit of Lost Note has been found in the loan file located at Doc# xx showing that original copy of the note has been lost."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83124775	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$403.06	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	xx	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith “xx.
 xxchain of assignment has been completed. xx, the loan assignment is with “xx D/B/A xx” recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcounty taxes for the year xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.	xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xx%. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxFC activities have been found.

xxBPO report dated xx/xx/xxxx located at “x.x.x.xxxx xxxxxxxxxx” shows the property appears to be in good condition with no signs of damage.

																																																																																	xx: xx: xx		Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23308133	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.21	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xxof xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active junior mortgage against subject property which is in the amount of xxrecorded on xx/xx/xxxx and filed by xx.
xxcounty taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxto the comment dated xx/xx/xxxx the RFD is unemployment of borrower.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53368167	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$278.10	8.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxfor the amount of xxwhich was recorded on xx/xx/xxxx. xxof assignment has not been completed. xxassignment is with xx. xxis gap between the xxand xx. xxactive liens and judgments have been found. xxcounty taxes for the year of xxxx have been paid in the amount of $xxx.xx. xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan is in the collection. xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx. xxloan was not modified since origination. xxwas initiated in xxxx and the foreclosure sale date was scheduled on xx/xx/xxxx xx xxwas re-initiated in xxxx and the foreclosure referred to an attorney was filed on xx/xx/xxxx xx xxcomplaint was filed on xx/xx/xxxx with the case# xx, the de-acceleration letter is missing from the loan files. xxfurther details have been found regarding foreclosure. xxbankruptcy details have been found. xxproperty is owner occupied. xxdamage and repairs have been found.
xx: xxwas initiated in xxxx and the foreclosure sale date was scheduled on xx/xx/xxxx (“xxxxxxxxxx_xxxxxxxx pg# xx  xxwas re-initiated in xxxx and the foreclosure referred to an attorney was filed on xx/xx/xxxx (xxxxxxxxxx_xxxxxxxx pg# xx xxcomplaint was filed on xx/xx/xxxx with the case# xx, the de-acceleration letter is missing from the loan files. xxfurther details have been found regarding foreclosure.
																																																																																	xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89943750	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$409.31	7.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/09/2012	xx	Not Applicable	7.250%	$334.59	04/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xxof xx, a xxsavings bank for the amount of xx.

xxactive liens and judgments have been found against the borrower and subject property.
xst and xnd town annual taxes of xxxx have been paid in the amount of $x,xxx.xx.
xx, any prior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the loan is performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx% and P&I of $xxx.xx.	xx: xxto latest payment history as of xx/xx/xxxx, the loan is performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx% and P&I of $xxx.xx.

xxborrower had bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $xxxx.xx.xxdebtor was discharged on xx/xx/xxxx.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found

																																																																																	xx: xx: xxborrower had bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $xxxx.xx.xxdebtor was discharged on xx/xx/xxxx.	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1070224	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.86	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/01/2014	xx	Not Applicable	7.375%	$859.72	07/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx".
xxper updated title report xx there are x IRS/xxliens against the subject borrower in the total amount of xxin the favor of “xx” & recorded on different dates.
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xx” and it was recorded on or xx/xx/xxxx.
xxper updated title report (xxxxx.pdf pg# xx xx, xx, xx & xx) there are x real estate tax liens available against the subject property in the total amount of xxin the favor of “xxof PA xxof xx & xx” & recorded on different dates.
xxcounty taxes for the year xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxdebtor (xxE. xx & xxM. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per month for xx months to the trustee. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx.  xxdebtor had dismissed from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property
xx: xx: xxdebtor (xxE. xx & xxM. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per month for xx months to the trustee. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx.
																																																																																	xxdebtor had dismissed from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx .xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28925346	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$809.99	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/12/2002	xx	Not Applicable	7.250%	$887.83	03/01/2002	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx, xx., xx” with xx# xx xxchain of assignment has been completed. xx, the loan assignment is with “xx” recorded on xx/xx/xxxx.
xxare no active judgments or liens found against the borrower. xx, “pg# xx shows there is affidavit recorded on xx/xx/xxxx and (xx# xx states that there was a senior judgment entered against “xx” in the amount of $xxx.xx recorded in the favor of “xxand xxP.C.”, filed on xx/xx/xxxx. xx, the document shows the borrower is not one and the same person, against whom the judgment recorded. xx, the said judgment was not against the subject borrower.
xxcounty taxes for the year xxxx/xxxx are due in the total amount of $x,xxx.xx xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure proceedings have been found.

xxper the BPO report dated located at xx/xx/xxxx located at “xx”, the property appears to be average condition and there seems to be no required repairs from the exterior inspection.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new unpaid principal balance of xxwith the fixed interest rate x.xxx% and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48356036	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.12	7.375%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	Not Applicable	7.375%	$284.88	06/01/2014	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx., and it was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxloan is currently the assignment with xx, on xx/xx/xxxx. xxshould be assigned with xx. xxactive judgments or liens found xxcounty taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx. xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxforeclosure has been noted.

xxbankruptcy has been filed.

xxto the servicing comment dated xx/xx/xxxx, the payment dispute has been noted. xxlegal charges has been charged on the account. xx, the comment dated xx/xx/xxxx states that the borrower she has been paid extra for late fees and legal fees. xx, no more evidences have been whether the dispute resolve or not.

xxloan is signed by the borrowers xxand xxon xx/xx/xxxx. xxdeath certificate located at "xx" states that the borrower "xx" has been deceased on xx/xx/xxxx. xxtitle report dated xx/xx/xxxx states that the co-borrower "xxL. xx", has been deceased (xxdate is not available also xxcertificate).

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxper servicing comment dated xx/xx/xxxx, subject property damage due to FEMA disaster. xxclaim has been received with the check in the amount of xx. xxcomment dated xx/xx/xxxx states that the borrower have not received the funds from the xxfor the repairs. xxmore evidences have been whether the repair done or not.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Property is Manufactured Housing (Lvl x) "Review of appraisal report located at xxxxxxxxxx_xxxxxxxx Pg# xx as well as BPO report "x.x.x.xxxx xxxxxxxxxx"dated xx/x/xxxx, states that the subject property type is "manufactured Home". The mortgage was originated on x/x/xxxx without serial number or VIN number along with legal description. The ALTA x Endorsement is not attached to the final title policy. However, the appraisal report xxxxxxxxxx_xxxxxxxx Pg# xx states that the subject property is permanently fixed on concrete foundation with brick underpinning."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,354.45	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69550716	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$332.42	7.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/05/2012	xx	Not Applicable	7.750%	$344.94	10/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxis a break in assignment. xxmortgage was assigned to MERS without nominee on xx/xx/xxxx. xxthe assignment is with xx and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis an active junior mortgage against the subject property which is held by “xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxis an active junior “xxof xx” against the borrower for the amount of $xxxx.xx which is held by “xx. of xx-xx” and it was recorded on xx/xx/xxxx.
xxprior years delinquent taxes have been found.

xxpayment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Curable		* Lost Note Affidavit (Lvl x) "The lost note affidavit is located at “xxxxxxxxxx_xxxxxxxx pg# xx states that the original note is missing and/or lost. However the copy of original note is located at “xxxxxxxxxx_xxxxxxxx pg# xx	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5366640	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$533.83	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2010	xx	Not Applicable	2.000%	$255.51	05/01/2010	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with (the lender) xx, xx., which was recorded on xx/xx/xxxx in the amount of xx.
xxof assignment has been completed currently the assignment is with xx and which was recorded on xx/xx/xxxx.
xxactive judgments or liens found against the borrower/property.
xxof xxfor the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx. xxhas been paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior year’s delinquent taxes have been found.

xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for + xx days. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is currently in the xxand the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xx % and P&I is $xxx.xx. xxdated xx/xx/xxxx states, the xxfor xxof borrower one is loss of job due to xx-xx and he is still looking for job and other xxfor xxis due to xx-xxhealth issue she is also unable to work and her xx-xx hardship is still ongoing. xxcomment date shows the xx-xx xxextension has been requested by the borrower. xx, it has been extended from xx/xx/xxxx to xx/xx/xxxx. xxloan was modified on effective dated xx/xx/xxxx. xxdated xx/xx/xxxx located on “xx” shows the foreclosure referral step has been initiated. xxfurther evidences have been found regarding foreclosure. xx “xxL. xxand xx” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxdebtor case was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx. xxto comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx “xxL. xxand xx” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxdebtor case was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on effective dated xx/xx/xxxx between the xxand xx (the xx) and xx, LP (the xx). xxper MOD terms, a new principal balance is xxto a step modification and the rate started from x.xx % and borrower had given promise to pay P&I in the total amount of $xxx,xx that was beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx %.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81130257	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$634.39	7.375%	240	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2010	xx	Not Applicable	2.000%	$241.19	06/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxmortgage company “xx” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete as the current assignment of mortgage is with "xx. “instead of "xx". xxcounty property tax for the year xxxx was paid on xx/xx/xxxx is in the amount of $xxxx.xx. xxprior year delinquent taxes found. xxlien and judgment are active on the title	xxof the payment history provide from the period of xx/xx/xxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in collection.

xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx  and the new maturity date is xx/xx/xxxx.

xxof the payment history provide from the period of xx/xx/xxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.

xxJ. xx, and xxM. xxhad filed chapter-xx bankruptcy on xx/xx/xxxx with the case# xx the plan was confirm on xx/xx/xxxx and poc was filed on xx/xx/xxxx  amount of xxand arrearage $xxxx.xx and last filing date xx/xx/xxxx.
xxforeclosure activity and no damage found on subject property.

																																																																																	xx: xx: xxJ. xx, and xxM. xxhad filed chapter-xx bankruptcy on xx/xx/xxxx with the case# xx the plan was confirm on xx/xx/xxxx and poc was filed on xx/xx/xxxx amount of xxand arrearage $xxxx.xx and last filing date xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21134285	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.45	7.125%	360	xx	xx	Conventional	Fixed	Refinance	89.617%	89.617%	Unavailable	No	Unavailable	Unavailable	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/18/2019	xx	Not Applicable	7.125%	$492.87	05/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxassignment chain break from xxto xxand also missing chain from xx to xx. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with FEMA.

xxactive judgments or liens found

xxhalf combined taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx xxhalf combined taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx

xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxforeclosure has been noted.

xxbankruptcy has been filed.

xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxper servicing comment dated xx/xx/xxxx, the borrower has been facing the income problem due to impacted by COVID xx. xxforbearance plan has been sent, which is started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found regarding COVID xx.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Mortgage Insurance Right of Rescission	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "The loan is conventional and LTV is greater than xx%. The MI certificate is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62329752	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.16	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	74.127%	74.127%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx, “xx” and was recorded on xx/xx/xxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, B.A. ” instead of “xxmortgage xx” xxcounty property tax for the year not given also the xxprior years delinquent taxes found. xxliens and judgments are active on the title	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.

xx: xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxborrower is current with the loan. xxper comments dated xx/xx/xxxx reason of default is borrow  was retired.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24748080	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$777.74	7.000%	360	xx	xx	Conventional	Fixed	Purchase	86.114%	86.114%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2018	xx	Not Applicable	7.000%	$467.54	12/01/2018	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xx with xx of assignment shows current assignee is xx dba xx. xxare no liens or judgments noted on the updated xx. xx-xxproperty taxes in the amount of $x,x,xxx.xx are paid.	xxto the pay history as of xx/xx/xxxx, the borrower is due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied to the xx/xx/xxxx payment. xxP&I payments of $xxx.xx are due at a rate of x% .	xx: xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied to the xx/xx/xxxx payment. xxsubject loan was modified on xx/xx/xxxx with a new principal balance of xx. xxP&I payments of $xxx.xx are due at a rate of x% beginning xx/xx/xxxx until the new stated maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxsubject loan was modified on xx/xx/xxxx with a new principal balance of xx. xxP&I payments of $xxx.xx are due at a rate of x% beginning xx/xx/xxxx until the new stated maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71186131	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.85	6.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx xxxxxxx in the amount of xxin favor of xx.

xxis one civil judgment open against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.

xxis one state tax lien open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxof xx.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49620511	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$472.95	7.125%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx’s xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxannual installment of combined jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is business failure.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx: xx: xxborrower xxand xxhad filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxper the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx weekly for xx months. xxPOC was filed on xx/xx/xxxx, with the secured claim amount of xxand the amount of arrearage is $xxx.xx. xxdate of the last filing is xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99605303	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.52	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	$0.01	4.625%	$685.22	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxreview of the updated title report dated xx/xx/xxxx shows that there is state tax lien against the property in the favor of xxof xxand xxin the amount of xxwhich was recorded on date xx/xx/xxxx.xxreview of the updated title report dated xx/xx/xxxx shows that there is a xxtax lien against the property  in the xxof the xx- xxin the amount of xxwhich was recorded on different dates. xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxper the servicing comment xx/xx/xxxx shows that there is a damage of flood in the amount of xxno further details has been found. xxper the servicing comment xx/xx/xxxx shows there is the loss of income due to covid-19.xxloan modification agreement was made between the borrower xxand xxand the lender xx on xx/xx/xxxx. xxmodified UPB isxxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination. xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xxwas initiated as per collection comment.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand xxand the lender xx on xx/xx/xxxx. xxmodified UPB isxxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,592.04	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58704948	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.94	7.875%	360	xx	xx	HELOC	Fixed	Purchase	73.655%	73.655%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxwas updated on xx/xx/xxxx and shows mortgage originated on xx/xx/xxxx for xxbetween xxA xxand xxA xxand lender xx & xx, as an open ended second lien. xxA xxis deceased as of xx/xx/xxxx and title reflects the release of his name from vesting. LEGAL DECRIPTION ERROR- xxmatches subject property but address and/or parcel do not. xxtape shows property address as xx.	xxhistory as of xx/xx/xxxx shows account is delinquent for the xx/xx/xxxx due date and x months past due. xxbecame x months past due on xx/xx/xxxx per comments. xxlast payment was received on xx/xx/xxxx and applied to the xx/xx/xxxx due date. xxcurrent unpaid principal balance is xx.	xx: xxhistory as of xx/xx/xxxx shows account is delinquent for the xx/xx/xxxx due date and x month past due. xxbecame x months past due on xx/xx/xxxx per comments. xxlast payment was received on xx/xx/xxxx and applied to the xx/xx/xxxx due date. xxcurrent unpaid principal balance is xx. xxA xxis deceased as of xx/xx/xxxx and title reflects the release of his name from vesting. LEGAL DECRIPTION ERROR- xxmatches subject property but address and/or parcel do not. xxtape shows property address as"xx. xxwas offered a modification in xx/xx/xxxx and did not accept.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45788999	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$948.06	7.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2015	xx	Not Applicable	7.000%	$664.60	10/01/2015	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of xx.
xxtaxes for the year of xxxx was paid in the amount $x,xxx.xx. xxdelinquent taxes have been found.
xxactive judgments or liens have been found.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is xx.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxto the PACER, the debtor has filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdocuments are restricted by court.
xxcase was discharged on xx/xx/xxxx and xxon xx/xx/xxxx.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdocuments are restricted by court.
																																																																																	xxcase was discharged on xx/xx/xxxx and xxon xx/xx/xxxx.	xxmodification agreement was made between the borrowers “xxB xxand xxH xx” and servicer (xx) “xx” on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I that is $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65196224	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$455.07	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx xxx / xxx.

xxchain of assignment has been completed.
xxare several active xxor xxagainst the property in the total amount of $x,xxx.xx held by xxof xxof xxrecorded on different dates.

xxannual utility charges for the year of xxxx are delinquent in the amount of $ xxx.xx. xxgood through date was xx/xx/xxxx.
																																																																																xx	xx: xxper comments the loan is in collections. xx: xx: xx	xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68290983	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.30	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	68.326%	68.326%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, a xx, recorded with the xx. xxof assignment has been completed. xxlast assignment is with xx. xxmortgages, liens and judgments are found against borrower and property is as follows x.xxis a junior mortgage active against property in the favor of “xxof xx/xx”, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxto collection comment dated xx/xx/xxxx, the RFD is xx. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property. xxevidence has been found regarding xxand xx. xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xxevidence has been found regarding covid-19.
																																																																																	xx: xx: xx	Not Applicable	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The Original note document along with lost note affidavit is missing from the loan file. However the loan was not modified since origination."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55178619	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.05	6.750%	360	xx	xx	Conventional	Fixed	Purchase	83.951%	83.951%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/23/2019	xx	Not Applicable	6.750%	$202.42	02/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx D/B/A xxand it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis an active junior mortgage against the subject property which is held by “xx (xx)” for the amount of xxand it was recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxcounty taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and second installment is due in the amount of $xxx.xx till xx/xx/xxxx.
xxprior year’s delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is in collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxcomment dated xx/xx/xxxx located at “xx” the reason for default is unable to make payment due to covid-19. xxshort term forbearance plan was approved for x months which begins from xx/xx/xxxx.

xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70974181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$700.49	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed.
xxcurrent taxes due is $x,xxx.xx.
xxprior years delinquent taxes have been found pending.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date isxx/x/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date isxx/x/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxwas not filed.
xxcomments regarding damage or repair.
xxcomments regarding foreclosure.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19686709	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$414.88	7.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/09/2017	xx	Not Applicable	7.875%	$290.53	11/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx's xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx D/B/A xxand it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position.
xxactive judgments or liens found.
xxcounty, xxand xxannual taxes for the year xxxx have been paid in the amount of $xxxx.xx.
xxprior years delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is in foreclosure and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xxxx.
xxdebtor had filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxdebtor was discharged and the case was terminated on xx/xx/xxxx.

xxforeclosure was initiated in this loan in xxxx and the case was referred to an attorney on xx/xx/xxxx. xxsale is scheduled for xx/xx/xxxx.

xxcomment dated xx/xx/xxxx the borrower was affected by covid-19 hence unable to make payments. xxshort term forbearance plan was approved on xx/xx/xxxx however the borrower declined by the borrower. xxfurther information is available.

xxcomment pertaining damage to the subject property have been observed.

xx: xxforeclosure was initiated in this loan in xxxx and the case was referred to an attorney on xx/xx/xxxx. xxsale is scheduled for xx/xx/xxxx. xxfurther information is available.
																																																																																	xx: xxdebtor had filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxdebtor was discharged and the case was terminated on xx/xx/xxxx.	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78575955	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.45	7.250%	360	xx	xx	Conventional	Fixed	Purchase	94.523%	94.523%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx, A xx” with xx/xx# xx / xxx.

xxchain of assignment has been completed. xxloan is currently in assignment with “xx” recorded on xx/xx/xxxx.

xxactive judgments or liens have been found.

xxcounty taxes for the year xxxx have been paid off in the total amount of $x,xxx.xx.

xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure activity has been noted.

xxper the BPO report dated xx/xx/xxxx located at located at “xx”, the exterior condition of the property is average and maintained. xxwere no repair issues noted on the subject property.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49945265	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$274.17	8.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is with the xx d/b/a xx. xxis a xxlien xxhas been found pending against the borrower “xx” in the amount of xxand which was recorded on xx/xx/xxxx in the favor of “DIV of xx”. xxof xxtaxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. xxof xxtaxes for the year xxxx are due for xx/xx/xxxx in the amount of $xxx.xx. xxprior year’s delinquent taxes have been found.	xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for xx xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is currently in the xxand the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xx % and P&I is $xxx.xx. xxdated xx/xx/xxxx shows the xxis income reduction due to xx-xx. xxdated xx/xx/xxxx shows xxhas been xx. xxdated xx/xx/xxxx shows loan account is reviewed for xxplan. xxdated xx/xx/xxxx located on xx shows the xxhas been completed. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxto comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	Not Applicable	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following state disclosures are missing in the loan file.
x) Delivery Fee Authorization
x) NJ Attorney Disclosure
x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
x) Commitment Disclosures
																																																																																								x) Choice of Insurer Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74327806	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$420.55	7.875%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.875%	$237.31	12/01/2015	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, "xx" with xx# xx xxchain of assignment has been completed; currently the assignment is with xx
D/B/A xx, its xxand xx.

xxare three state tax liens against the borrower in the favor of xxof xx - xxwhich was recorded between years of xxxx-xxxx in the combined amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is illness of borrower.
xxcomments dated xx/xx/xxxx reflects that, the servicer provide xx months (non-covid) forbearance plan to the borrower that was started from xx/xx/xxxx to xx/xx/xxxx. xx, no comment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xxxxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee the sum of $xxx.xx for xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxis missing from the loan file. xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and current rate of interest is x.xxx%. xxper tape data, the loan has been modified on xx/xx/xxxx. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90330101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$321.51	7.375%	360	xx	xx	Conventional	Fixed	Purchase	96.979%	96.979%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxjurisdiction taxes for the year are paid as of xx/xx/xxxx in the amount of $xxx.xx.	xx	xx: xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with HOMECOMING FINANCIAL NETWORK INC and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxjurisdiction taxes for the year are paid as of xx/xx/xxxx in the amount of $xxx.xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21988059	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.41	7.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2004	xx	Not Applicable	6.750%	$417.37	11/01/2004	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender xx, xxwhich was recorded on xx/xx/xxxx xxchain of the assignment is completed.
xxis no active judgment and lien have been found. xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxper servicing comment date xx/xx/xxxx shows there is the death of borrower but no evidence have been found from the loan file. xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxC. xxand xxL . xxand the lender xx, xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.

xx: xx: xx	xxloan modification agreement was made between the borrower xxC. xxand xxL . xxand the lender xx, xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10699054	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$332.65	7.000%	360	xx	xx	Conventional	Fixed	Purchase	71.429%	71.429%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender xx which was recorded on xx/xx/xxxx xxchain of the assignment is completed.
xxis no active judgment and lien have been found. xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35803486	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$327.26	8.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx.

xxis one state tax lien open against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xxof xx.

xxxx county annual taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95055111	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$706.20	8.250%	360	xx	xx	Conventional	Fixed	Purchase	78.333%	78.333%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/20/2017	xx	Not Applicable	4.625%	$422.52	09/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx xxand it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis an active junior mortgage against the subject property which is held by “xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxcounty first and second installment taxes for the year xxxx have been paid in the amount of $xxxx.xx.
xxprior years delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx show that the borrower has been delinquent with the loan from x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44527629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$759.45	8.000%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/27/2015	xx	$0.00	8.000%	$598.86	03/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx’s xxwith xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx.

xxis junior mortgage against the subject property in the favor of xx’s xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx# xx xxare two multiple judgments against the borrower in the favor of xx and xxin the amount of $x,xxx.xx.

xnd installment of county taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the bankruptcy case# xx discharged on xx/xx/xxxx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xxfurther details have been found.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxdate of the last filing the bankruptcy is xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is $x,xxx.xx. xxper the chapter xx plan, the debtor shall pay to the xxthe sum of the $x,xxx.xx per month for a period of xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no principal forgiven amount and deferred balance.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95288301	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.89	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	78.222%	78.222%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2017	xx	Not Applicable	6.250%	$301.40	01/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx & xx." in the amount of xxwhich was recorded on xx/xx/xxxx.	xx: xxloan is performing.
xxto the latest servicing comments dated, xx/xx/xxxx, reason for default is covid-xx.
xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13395144	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$434.01	8.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found.
xxxx xxcombined taxes has been paid in amount $x,xxx.xx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure activity has been found. xxto PACER, xxborrower (xxand xx) had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xxto PACER, xxborrower (xxand xx) had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto PACER, xxborrower (xxand xx) had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52459859	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.67	8.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx's xx., recorded with the xx/xx# xx / xxx.

xxof assignment has been completed. xxlast assignment is with xx.

xxmortgages, liens and judgments are found against borrower and property is as follows:

x. xxare six civil judgments active against borrower “xxA. xx” in the favor of same plaintiff “xxof the xx, which were recorded on different dates total in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx , the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx , the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1947189	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.77	8.000%	360	xx	xx	Conventional	Fixed	Refinance	74.074%	74.074%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	8.000%	$733.77	Unavailable	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx.”

xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xxresidential xx ’’ instead of “xx .”

* xxis an active x xxjudgment liens available in the updated title report total in the amount of xxin favor of ‘xx, xxemployees credit xx, xx’ and it was recorded on multiple dates.	*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx:

*xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xx: xx	xxloan was originated on xx/xx/xxxx as xxwith the rate of interest x.xx% and P&I of $xxx.xx. xx, as per the seller's tape data of payment history the last payment was made with the rate of interestx.xxx% and P&I $xxx.xx. xxper seller's tape data, the loan has been modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The appraisal report is unavailable in docs."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62971207	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.67	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2018	xx	Not Applicable	8.250%	$457.68	01/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, recorded with the xx/ xx/xx# xx xxxxxxx /xxxxx xxof assignment has been completed. xxlast assignment is with xx. xxthe chain of assignment is missing from xx to xx F/K/A xx
xx.

xxactive liens and judgments have been found against borrower and property.

xxare no prior year real estate delinquencies.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxT. xx) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

																																																																																	xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxT. xx) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23144779	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/17/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$247.73	7.625%	360	xx	xx	Conventional	Fixed	Refinance	62.500%	62.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx ”

*xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx’’ instead of “xx .”
*xxis active water /sewer lien available in the updated title report against ‘xx’ in the  xxamount of $ xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

*xxis an active xxtax lien available in the updated title report total in the amounts of $ x,xxx.xx in favor of ‘xxof xx’ and it was recorded on xx/xx/xxxx.	* xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx:*xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
xxper comments on xx/xx/xxxx states borrower himself & his financial condition has been affected due to xx-xx pandemic condition & due to this he wishes to opt for loss mitigation options (xx) which is under approval.
xxsubject property is self-occupied by borrower & is in average condition. xxdamages & litigation have been reported
* xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xx: xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The original appraisal report is missing."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27813500	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.04	8.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a civil judgment open against the borrower in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xx, the foreclosure was started in xxxx and the lis pendens (xx# xx xx# xx was filed on xx/xx/xxxx. xxfurther details have been found when this case was closed.

																																																																																	xxdoc locator: xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14437488	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.76	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.717%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx states that the subject mortgage was originated on xx/xx/xxxx with (the lender) xx, xx., which was recorded on xx/xx/xxxx in the amount of xx.
xxof assignment has been completed currently the assignment is with xx, which was recorded on xx/xx/xxxx.
xxactive judgments or liens has been found pending against the borrower/property.
xxof xxfor the year of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxof xxfor the year of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxP&I is reflected in the amount of xxand PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxfor xxnot reflected in the available comments as this loan is current. xxcomment found stating that the borrower’s income is impacted due to xx-xx. xxloan has not been modified since origination and currently the borrower has been making payments as per xxterms. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxany damages have been found to the subject property. xxcurrent condition and occupancy evidences have not reflected in the available comments. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60350061	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$545.06	7.250%	360	xx	xx	Conventional	Fixed	Purchase	79.980%	79.980%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the xxwhich was recorded on xx/xx/xxxx. xxreview of the updated title report dated xx/xx/xxxx shows xxjunior mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxreport dated xx/xx/xxxx shows; there are eight active HOA lien on subject property recorded on different dates in favor of xx, A xx. for the amount of xx.
xxis located in the state of xx. xxis a xx-lien state. xxis a risk of property may get foreclosed due to above unpaid lien.
xxcan be cured by repayment of the unpaid lien along with late fees and unpaid interest.
xx: xxper the servicing comment xx/xx/xxxx shows there is a curtailment of income. xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65849930	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.87	8.250%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	FHA	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2018	xx	Not Applicable	8.250%	$483.87	11/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xxof xx” with xx.
xxchain of assignment has been completed. xx, the loan assignment is with “xx, xxand xx” recorded on xx/xx/xxxx.
xxliens:
x. xxare two junior state tax liens open against the borrower “xxS xx” in the total amount of $x,xxx.xx in the favor of “xxof xx” recorded on the respective dates of xx/xx/xxxx & xx/xx/xxxx.
xxcounty taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxFC activities have been found.

xxper the BPO report dated xx/xx/xxxx located at “xx”, the property appears to be in well maintained condition with no signs of damage.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new unpaid principal balance of xxwith the fixed interest rate x.xxx% and P&I of $xxx.xx that began from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.	Mortgage Insurance Origination Appraisal	xx	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing from the loan file." * Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49339540	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$505.29	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	78.947%	78.947%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xxDBA xx. xx” with xx.

xxchain of assignment has been completed.

xxis one junior mortgage active against the property in the amount of xxin the favor of “xxDBA xx. xx” which was recorded on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x month behind his scheduled payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

xxto the collection comments dated xx/xx/xxxx, the co-borrower was out of work. xxcomment shows the borrowers will bring account current on their own.

																																																																																	xx: xx: xxper the PACER records, the borrower “xxand xx” had filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxschedule D in voluntary petition shows the secured claim in the amount of xxand the value of collateral which supports the claim is xx. xx, there is no unsecured amount remains. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxis conventional fixed mortgage with the original P&I $xxx.xx and the interest rate x.xxxx% with the maturity date xx/xx/xxxx. xxper the payment history tape data as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xxx %. xx, there is decrease in P&I and rate with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects the xxeffective date is xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68675817	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$702.32	10.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/12/2015	xx	$21,485.95	4.375%	$221.37	02/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

x. xxare two xxavailable in the updated title report against the borrower in the total amount of $x,xxx.xx in favor of “xx” which recorded on different dates.

x. xxis active xxavailable in the updated title report against the borrower in the amount of $ xxx.xx in favor of “xx, NA” and it was recorded on xx/xx/xxxx.

xxxst installment of annual county taxes for the year xxxx have been paid in the partial amount of $ xxx.xx on xx/xx/xxxx however, amount of $ x.xx have been delinquent which due on xx/xx/xxxx and good through on xx/xx/xxxx.

xxxnd installment of annual county taxes is due in the amount of $ xxx.xx for the year xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx RFD of the loan is xxof income. xxper comment dated xx/xx/xxxx xxstatus is xxoccupied.
xxdebtor (xxF. xxand xxL. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
xx: xx: xxdebtor (xxF. xxand xxL. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
																																																																																		xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37904130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$349.49	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	93.333%	93.333%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	7.115%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is payment plan. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is unemployment. xxcollection comment dated xx/xx/xxxx states the borrower’s income impacted by covid-19 pandemic. xxrepayment plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx with the monthly installment of $x,xxx.xx. xxfurther proceedings found. xxBPO report (x.x.x.xxxx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95774319	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$495.95	7.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxannual county taxes for the year xxxx have been paid in the amount of $ xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73072579	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.20	7.125%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83129079	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$801.60	8.250%	360	xx	xx	Conventional	Fixed	Purchase	110.685%	110.685%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/18/2001	xx	Not Applicable	8.250%	$801.60	06/01/2001	Extend Term	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx D/B/A xx" instead of xx.
xxtaxes for year xxxx-xxxx was paid in the amount $x,xxx.xx.
xxactive judgments or liens have been found.	xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xx: xx: xx	xxmade on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxUPB is xx. xxlast modified payment will be due on xx/xx/xxxx.	xx	x: Acceptable with Warnings	* Appraised value is less than loan amt. (Lvl x) "Appraisal report shows appraisal value $xxx,xxx.xx which is less than loan amount $xxx,xxx.xx."
* LTV / CLTV > xxx% (Lvl x)     "Appraisal report shows appraisal value $xxx,xxx.xx. Value used by lender for LTV is $xx,xxx.xx. LTV exceeds to xxx.xxx%."
																																																																																								* LTV or CLTV exceeds xxx% (Lvl x) "Appraisal report shows appraisal value $xxx,xxx.xx. Value used by lender for LTV is $xx,xxx.xx. LTV exceeds to xxx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52820286	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$638.53	6.875%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	734	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/10/2011	xx	Not Applicable	5.000%	$439.40	04/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, A xxand was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount o $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxborrower is currently performing. xxwillingness to pay is fair.
xxA. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is $x,xxx , value of collateral is xxand unsecured portion is $x.xx. xxdebtor filed POC on unknown with the amount of secured claim and arrearage amount is unknown. xxfor relief from automatic stay was not filed by debtor.
xxmodification agreement was made between xxA xxand lender xx xxon xx/xx/xxxx.  xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance isxx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount o $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xxforeclosure found against borrower.
xxdamages and repairs have been found on subject property.
xxinformation regarding xx-xx.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount o $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xx: xx: xxA. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is $x,xxx , value of collateral is xxand unsecured portion is $x.xx. xxdebtor filed POC on unknown with the amount of secured claim and arrearage amount is unknown. xxfor relief from automatic stay was not filed by debtor.	xxmodification agreement was made between xxA xxand lender xx xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance isxx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount o $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.

Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at Indiana state.
The following state disclosures are missing from loan file:-
x. Hazard Insurance Disclosure
x. Federal Consumer Credit Protection Act Disclosure
																																																																																								x. Insurance Freedom of Choice Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79202190	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,279.69	7.625%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	17.357%	First	Final policy	Not Applicable	Not Applicable	12/07/2015	xx	Not Applicable	7.625%	$993.26	01/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx's xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxproperty in on first lien position. xxis on first lien position. xxthere are two junior mortgages found on the subject property in the total amount of xxwhich was recorded on xx/xx/xxxx & xx/xx/xxxx.xxare two state tax liens found on the subject property in the amount of $ xxxx.xx this was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection. xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx. xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcomments have been found regarding foreclosure. xxbankruptcy has been filed. xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test is fail. Loan data is $xxx,xxx.x and comparison data is  $xxx,xxx.xx. Hence, the variance is -$xxx.xx.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variance is -$xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test is fail. Loan data is $xxx,xxx.x and comparison data is  $xxx,xxx.xx. Hence, the variance is -$xxx.xx.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

																																																																																								TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variance is -$xxx.xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81276243	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$651.67	6.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	6.875%	$500.01	09/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx's xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a junior mortgage open against the subject property in xx, a xxin the amount of xxwhich was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxdoc locator: xx.
																																																																																	xx: xx: xxto the PACER, xxA. xxand xxD. xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21664163	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$576.89	8.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	8.375%	$337.36	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with the xxof xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxloan modification agreement was made between the borrower xxD. xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
xx: xx: xx	xxloan modification agreement was made between the borrower xxD. xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11283336	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$334.43	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	79.279%	79.279%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2013	xx	Not Applicable	8.375%	$371.98	12/01/2013	Financial Hardship	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘ xx” with xxno & xxxxxx/xxxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xxresidential xx ’’ instead of “xx .”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx

*xxloan was modified on xx/xx/xxxx with new principal balance of  xx.
xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	xx: xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx

*xxloan was modified on xx/xx/xxxx with new principal balance of  xx.
xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of  x.xxx % beginning from xx/xx/xxxx  to the new maturity date of  xx/xx/xxxx.
xx: xx: xx	*xxloan was modified on xx/xx/xxxx with new principal balance of xx.
																																																																																		xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "*Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83511014	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$716.29	7.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with the MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment. xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxschedule D of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is $x.xx. xxcase is active.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.xxplan was confirmed on date xx/xx/xxxx.
xxwas confirmed on xx/xx/xxxx.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxschedule D of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is $x.xx. xxcase is active.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.xxplan was confirmed on date xx/xx/xxxx.
																																																																																	xxwas confirmed on xx/xx/xxxx.	xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8920442	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,078.05	6.375%	360	xx	xx	Conventional	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand lender xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxactive lien and judgment have been found on the updated title report.
xst installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xst installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is delinquent for x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments state that the borrower is delinquent for x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.

xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx the borrower has been affected by the covid-19. covid-19 FB plan has been provided to borrower for x months which start from xx/xx/xxxx and end on xx/xx/xxxx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15994861	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$840.44	7.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby the lender xxand recorded on xx/xx/xxxx.xxof assignment is incomplete as assignment is missing to xx. xxtaxes for the year xxxx/xxxx are due in the amount of $xxxx.xx. xxactive liens and judgments found.	xxof payment history as of xx/xx/xxxx shows that borrower is currently one month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.	xx: xxis in collections.
xxof payment history as of xx/xx/xxxx shows that borrower is currently one month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.
xxM xxand xxJ xxfiled bankruptcy under chapter xx on xx/xx/xxxx.xxpetition was filed on xx/xx/xxxx shows amount of secured claim xx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage amount xx. xxwas confirmed on xx/xx/xxxx. xxwas dismissed on xx/xx/xxxx.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs were found to the subject property.
																																																																																	xx: xx: xxM xxand xxJ xxfiled bankruptcy under chapter xx on xx/xx/xxxx.xxpetition was filed on xx/xx/xxxx shows amount of secured claim xx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage amount xx. xxwas confirmed on xx/xx/xxxx. xxwas dismissed on xx/xx/xxxx.	Not Applicable		xx	x: Curable		* Lost Note Affidavit (Lvl x) "Lost note affidavit is located at "xxxxxxxxxx_xxxxxxxx pg# xx											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89957953	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$394.88	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/01/2016	xx	Not Applicable	6.375%	$240.10	08/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of xxand it was recorded on xx/xx/xxxx. xxchain of the assignment has been completed and currently the assignment is with xx D/B/A xxand it was recorded on xx/xx/xxxx. xxsubject mortgage is at first lien position. xxactive judgments or liens found. xxprior years delinquent taxes have been found	xxto payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx.	xx: xxcurrent status of the loan is bankruptcy-current and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx.

  xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the interest rate of x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxper PACER report the debtor “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xx-D of voluntary petition shows the value of collateral is in the amount of xxand the amount of claim is in the amount of xxhence the unsecured portion is $x.xx xx/xx/xxxx. xxPOC was filed by the creditor “xx with claim# xx with claimxx with the amount of arrearage $xx.xx on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor has to pay $xxx.xx per month for xx month to the trustee. xxfurther information is available.

  xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

 xxcomment pertaining damage to the subject property have been observed.

 xxcomments have been found stating that the borrower’s income has been affected by covid-19.
																																																																																	xx: xx: xxper PACER report the debtor “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xx-D of voluntary petition shows the value of collateral is in the amount of xxand the amount of claim is in the amount of xxhence the unsecured portion is $x.xx xx/xx/xxxx. xxPOC was filed by the creditor “xx with claim# xx with claimxx with the amount of arrearage $xx.xx on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor has to pay $xxx.xx per month for xx month to the trustee. xxfurther information is available.	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the interest rate of x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64271321	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$884.90	6.500%	360	xx	xx	Conventional	Fixed	Refinance	74.866%	74.866%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xxx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx's xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxst installment of xxtax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx has also been paid off on xx/xx/xxxx.

xxxrd installment of xxtax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xth installment of $x,xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in performing and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.x and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx. xxloan has never been modified since origination. xxper the comment the subject property has been occupied by the owner. xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.
																																																																																	xx: xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $x.xx . xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx there is no comment indication a cram down.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56193154	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$735.76	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2014	xx	$24,346.54	2.000%	$260.77	09/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxT xx (borrower) and (lender) xx's xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx.

xxannual installments of school taxes for the year of xxxx-xxxx have been paid in the amount of $xxxx.xx. xxannual installments of county, borough, other taxes for the year of xxxx are due in the amount of $xxx.xx, $xxx.xx and $x.xx for the due date of xx/xx/xxxx respectively. xxcurrent ownership is vested in the name of xxT xx (borrower).

xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xxreview of comment history shows that the loan is in collection.
xxreason for default is curtailment of income.

xxproperty is owner occupied. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx. xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x% with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis a deferred balance of xxhas been stated.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62418779	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.95	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/29/2018	xx	Not Applicable	6.500%	$1,005.22	02/01/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx, xx.” xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xx” and it was recorded on xx/xx/xxxx. xxare x active junior civil judgments are available against the borrower in the total amount of $x,xxx.xx in the favor of "xx" & recorded on xx/xx/xxxx & xx/xx/xxxx respectively. xxare x active junior credit card judgments are available against the borrower in the total amount of xxin the favor of "xx" & recorded on xx/xx/xxxx & xx/xx/xxxx respectively. xxis a active junior civil judgment available against the borrower in the amount of $x,xxx.xx in the favor of "xx I" & recorded on xx/xx/xxxx. xnd installment of county taxes for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx & xst installment have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% withP&I in the amount of $x,xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xxx% withP&I in the amount of $x,xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance xx.xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66805828	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$791.32	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	66.286%	66.286%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx with lender. xx, xx. for the amount of xxhas been active on the title. xx, the assignment of mortgage is with xx. xxis a junior mortgage on the property in the amount of xxwhich was executed on xx/xx/xxxx. xxis a xxof fieri facies (civil judgment) entered against borrower, xxP. xxfor the amount of $xxx.xx, recorded on xx/xx/xxxx in the favor of xxwhere the subject property located. xxdelinquent property taxes were found.	xxhistory as of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB is xxand interest rate is x.xxx%.	xx: xxis current and borrower is next due for xx/xx/xxxx.
xxlast payment was made on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxUPB is xxand interest rate is x.xxx%.
xxper comments, RFD is an excessive obligation.
xxevidence of foreclosure was found.
xxevidence of damage or repair to the subject property was found.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58694109	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$839.18	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx the amount of xxwith xx.
xxchain of assignment has not been completed. xx, the mortgage is xx.
xx which was recorded on x/xx/xxxxx. xx; the assignment is missing from xx.
xxmortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xxDBA xx.
xxactive liens and judgments against the borrower/property.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history data is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history data is in the amount of xx.
xxreason for default is unavailable.
xxper the comment dated xx/xx/xxxx, the subject property is occupied by the owner. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xx; the chapter xx case was converted into xxx on xx/xx/xxxx. xxis no comment indicating a cramdown. xxthe loan is in active xx.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58501207	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$313.68	8.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	* xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx's xx”
* xxchain of assignment is not completed as the subject mortgage is currently assigned to xxservicing xxis active water /sewer lien available in the updated title report against ‘xx’ in the  xxamount of $ xxx.xx in favor of " xxof the xxof xx   " and it was recorded on xx/xx/xxxx

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx:*xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's/excessive obligation.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xx: xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* Appraisal not dated (Lvl x) "* The Appraisal report at origination is unavailable."
* Missing Appraisal (Lvl x)     "* The Appraisal report at origination is unavailable."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "*Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99909214	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.88	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	42.289%	42.289%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2010	xx	Not Applicable	7.000%	$534.73	10/01/2010	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxA. xxand xx’ in the amount of xxin favor of ‘xx's xx’ which was recorded on xx/xx/xxxx under xx# xx xxxx / xxxx. xxchain of assignment has been completed as the mortgage is currently with ‘xx's xx’. xxis civil judgment against the subject borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xx’. xxis civil judgment against the subject borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xx’. xxutilities charges for xxxx are delinquent in the amount of $xxx.xx for due xx/xx/xxxx which are payable through xx/xx/xxxx. xxcombined taxes for xxxx have been paid off in the amount of $x,xxx.xx. xxcombined taxes for xxxx (xnd installment) are due in the amount of $x,xxx.xx. xxcombined taxes for xxxx (xst installment) are paid off in the amount of $x,xxx.xx.	xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.	xx: xx:
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.
xxcomment dated xx/xx/xxxx shows that reason for default is loss of income due to affected by covid-19 and forbearance plan was approved which was started from xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows that forbearance plan has been extended for x months.
xxcomment dated xx/xx/xxxx shows that subject property is occupied by owner.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxcomment dated xx/xx/xxxx shows that subject property has needed to repair. xxfurther details have been found.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97811146	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.85	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with the xxof xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95270769	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	11/22/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$612.70	8.000%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xxof xx”.
xxis senior/prior xxavailable in the updated title report in the amount ofxx  in favor of “xx" and which was recorded xx/xx/xxxx. xx, this prior mortgage is not showing in schedule-B of final xxas an exception.
xxrecorded copy of release or satisfaction has been found in the updated title report.
xxtitle issue can be cured if recorded copy of xx/xxfound in the loan file. A possible title claim can be filed for it.
xxper updated title report, there is junior hospital lien available against the borrower in the amount of $x.xx in the favor of " xx & xxUVA xx" & recorded on xx/xx/xxxx.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% withP&I in the amount of $xxx.xx.
xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% withP&I in the amount of $xxx.xx.
xxdebtor (xxand xx ) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx.xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $xxx.xx per week for xx months to the trustee. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.

																																																																																	xx: xx: xxdebtor (xxand xx ) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx.xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $xxx.xx per week for xx months to the trustee. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78879322	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$469.70	6.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with the xxwhich was recorded on xx/xx/xxxx. xxreview of the updated title report dated xx/xx/xxxx shows that junior mortgage was originated on xx/xx/xxxx with the xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx		Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4697898	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$653.15	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/01/2018	xx	Not Applicable	6.750%	$409.00	03/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a junior mortgage open against the subject property in favor of xx,xx in the amount of xxwhich was originated xx/xx/xxxx and recorded on xx/xx/xxxx. xxagreement was made between this above said mortgage and subject mortgage which was recorded on xx/xx/xxxx with instr# xx
xxinstallment combined taxes of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.

xxlocator: xx
																																																																																	xx: xx: xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxper trustees final report dated xx/xx/xxxx, the subject creditor claim principal was paid in the amount of xx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83778102	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$430.84	8.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/12/2006	xx	Not Applicable	8.875%	$452.27	02/01/2006	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxC. xxand lender xx's xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxactive lien and judgment have been found on the updated title report.
xst installment of city tax for the year of xxxx has been paid on xx/xx/xxx in the amount of $xxx.xx.
xnd installment of city tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30003114	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$483.55	5.625%	360	xx	xx	Conventional	ARM	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/02/2019	xx	Not Applicable	4.875%	$230.88	05/01/2019	Financial Hardship	xxoriginated on xx/xx/xxxx between xxD. xxand lender MERS as nominee for xx, INC. for xxwith a maturity date of xx/xx/xxxx.

xxof assignment is complete and assigned to NewRez dba xx.

xxis a $xx.xx state tax warrant that needs to paid to xxcounty xx.

xxloan was modified on xx/xx/xxxx as recorded on xx/xx/xxxx vy xx f/k/a xx.

xxxx-xxxx xxtaxes are due for $xxxx.xx.
xxof xx/xx/xxxx the loan is x month delinquent and next due for the xx/xx/xxxx due date. xxlast payment was received on xx/xx/xxxx and applied to the x/x/, xx/x, xx/x and xx/xx/xxxx payments. xxcurrent UPB is xx. xxP&I payment is as modified at $xxx.xx at x.xxx% rate of interest.	xx: xxof xx/xx/xxxx the loan is x month delinquent and next due for the xx/xx/xxxx due date. xxlast payment was received on xx/xx/xxxx and applied to the x/x/, xx/x, xx/x and xx/xx/xxxx payments. xxcurrent UPB is xx. xxP&I payment is as modified at $xxx.xx at x.xxx% rate of interest.
xxcalled in on xx/xx/xxxx to make a reinstatement payment of $x,xxx.xx with paid the account thru xx/xx/xxxx.

xxas of xx/xx/xxxx shows property is in good condition and with no noted repairs needed.
xxloan was modified on xx/xx/xxxx with a new interest bearing balance of xx.   xxfirst modified payment was due on xx/xx/xxxx at the fixed rate of x.xxx% and a P&I payment of $xxx.xx.  xxmaturity date is extended to xx/xx/xxxx.  xxmodification is recorded per updated title.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with a new interest bearing balance of xx. xxfirst modified payment was due on xx/xx/xxxx at the fixed rate of x.xxx% and a P&I payment of $xxx.xx. xxmaturity date is extended to xx/xx/xxxx. xxmodification is recorded per updated title.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98027997	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$711.43	8.375%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2014	xx	$14,901.55	4.625%	$437.88	10/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.”
xxper updated title report, there is a active junior civil judgment available against the borrower I the amount of $x,xxx.xx in the favor of “xx” & recorded on xx/xx/xxxx.
xxcounty taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx. xxagreement was filed on xx/xx/xxxx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
xx: xx: xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
																																																																																	xxagreement was filed on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate ofx.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19530389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.17	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	67.857%	67.857%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/12/2017	xx	$0.00	6.750%	$430.07	07/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx., xx. with xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx D/B/A xx. xxis junior mortgage against the subject property in the favor of xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx/xx# xx xxactive judgments or liens have been found against the borrower. xxcombined taxes of xxxx have been paid on xx/xx/xxxx in the amount of$x,xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.

xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xxfurther details have been found.
xxper the collection comment dated xx/xx/xxxx, the borrower’s business has been loss due hurricane. xx, no evidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no principal forgiven amount and deferred balance.		xx	x: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78894110	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	10/07/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$531.86	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.229%	75.229%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx.
xxactive lines or judgment have been found.
xxxxxx xst tax has been paid on xx/xx/xxxx in the amount of $xxxx.xx.xxxxxx xnd tax is due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing.
xxto the collection comment xxfor default is curtailment of income.
xxto the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx  and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48757149	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$289.74	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/11/2015	xx	Not Applicable	7.000%	$231.54	04/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxhome loans ,xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with new xx xxare no liens and judgments found.
xxreview of payment history shows that the borrower is x month with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is x month with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx with lender xxhome loans ,xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with new xx xxare no liens and judgments found.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
507764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$587.07	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2019	xx	Not Applicable	7.375%	$377.41	11/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx, xx & xx.”
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xxand xx,” and it was recorded on xx/xx/xxxx.
xxper updated title report, there is an active junior hospital lien against the borrower in the amount of $x,xxx.xx in the favor of "xxof xx" & recorded on xx/xx/xxxx.
xxper updated title report, there is an active junior civil judgment against the borrower in the amount of $x.xx in the favor of "xx, xx." & recorded on xx/xx/xxxx.
xst & xnd installments of county taxes for the year xxxx have been paid in full in the total amount of  $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
xxper updated title report, there are annual utilities taxes for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx.xxborrower promises to pay the new P&I in the amount of $xxx.xxwith the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92076129	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.01	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	54.545%	54.545%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx’s xx”.
xxper updated title report, there is several junior judgments against the borrower in the total amount of xxfiled by different plaintiffs & recorded o different dates.
xxper updated title report xx there is a active junior state tax judgment against the borrower in the amount of xxin the favor of "xxof xx, xxof xx" & recorded on xx/xx/xxxx.
xst installment of county taxes for the year xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx & xnd installment is due in the amount of $xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97803717	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$362.24	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	63.214%	63.214%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2007	xx	Not Applicable	7.250%	$325.96	12/01/2007	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcity annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. xxshort term forbearance plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx with monthly installment of $x.xx. xxcollection comment dated xx/xx/xxxx states the forbearance plan has been extended till xx/xx/xxxx. xxfurther proceedings found. xxBPO report (x.x.x.xx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
xx: xx: xx	xxloan modification agreement made between borrower xx (xx) and xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed to the permanent foundation.
																																																																																						According to the appraisal report dated xx/xx/xxxx, states that the subject property is a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA x Endorsement is not attached with the final title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. Hence, it is unable to confirm whether subject property is affixed to the land or not."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67676521	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.20	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxupdated on xx/xx/xxxx shows mortgage originated on xx/xx/xxxx between xxand xxand xx, xx with MERS as nominee in the amount of xxwith a maturity date of xx/xx/xxxx.

xxis still vested in the name of xx, yet this borrower is deceased as of xxxx.  xxlender has evidence of by way of death certificate in the file, so title needs to be corrected.

xxchain of assignment is complete and assigned to  xx

xxxx/xxxx xxxnd installment of taxes are due by xx/xx/xxxx for $xxxx.xx	xxhistory as of shows account is current and next due for the xx/xx/xxxx due date. xxlast payment received was posted on xx/xx/xxxx and was applied to the xx, xxand xxxxxx due date. xxcurrent p&i payment is $x,xxx.xx and the unpaid principal balance is xx.	xx: xxhistory as of shows account is current and next due for the xx/xx/xxxx due date. xxlast payment received was posted on xx/xx/xxxx and was applied to the xx, xxand xxxxxx due date. xxcurrent P&I payment is $x,xxx.xx and the unpaid principal balance is xx.

xxreview of prior xx months comment history, it is determined that the primary borrower xxis deceased and the co-borrower still lives in the home and intends to keep it.  xxlast inbound call from borrower was made on xx/xx/xxxx.

xxis still vested in the name of xx, yet this borrower is deceased as of xxxx.  xxlender has evidence of by way of death certificate in the file, so title needs to be corrected.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53031	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$652.00	7.000%	Unavailable	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/07/2019	xx	Not Applicable	7.000%	$524.28	02/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx & xx”.

xxannual county taxes for the year xxxx have been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxdebtor had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

																																																																																	xx: xx: xxdebtor had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51610015	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.71	7.875%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2013	xx	$59,148.32	2.000%	$433.07	02/01/2013	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens found	xx: xxloan is bankruptcy and borrower is performing with the payment.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xxto the PACER, debtor had filed bankruptcy chapter xx on xx/xx/xxxx with case# xx xxcase is active.
																																																																																	xx: xx: xxto the PACER, debtor had filed bankruptcy chapter xx on xx/xx/xxxx with case# xx xxcase is active.	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, in which an interest bearing balance is xxand deferred balance is xx. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69070563	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.79	8.250%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx's xx”.

xxxst installment of annual county taxes has been paid in the amount of $ xxx.xx on xx/xx/xxxx.
xxxnd installment of annual county taxes is due in the amount of $ xxx.xx for the year xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20794569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$395.24	8.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	573	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx & xxand lender xx, which was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as there is a gap in the chain of assignment, xxfrom “xx” to “xx, xx” is missing from the updated title report. xxassignment of mortgage is currently with the “xx D/B/A xx”.
xxis an active junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx, xx.
xxare two active credit card judgment against the borrower in the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of “xx”.
xxis an active state tax lien against the xxN. xxin the amount of xxwhich was recorded on xx/xx/xxxx in favor of “xx”. xxsupporting document is attached with the updated title report. xxthe SSN# xx xxN. xxis not available on the supporting document to verify whether this lien is against the borrower or not.
xxis an active IRS xxagainst the xxN. & xxD. xxwhich was recorded on xx/xx/xxxx in the amount of xxin favor of xx. xxsupporting document is attached with the updated title report. xxthe SSN# xx xxN. & xxD. xxis not available on the supporting document to verify whether this lien is against the borrower or not.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.

xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79068152	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$418.29	8.500%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxannual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is the borrower has been impacted by xx-xx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx: xx: xxborrower xxO’xx, xx. and xxhad filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage is $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59717078	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.70	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	648	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx”.
xst & xnd installments of county taxes for the year xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxprior year delinquent taxes have been found in the updated title report.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "The subject property is a Manufactured Home and no VIN/Serial# xx in the recorded copy of the subject mortgage and no Manufactured Home Affidavit of Affixation is attached with the Mortgage copy. The final title policy is available in the loan file that doesn’t have ALTA-x for Manufactured Home."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13752211	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$296.43	8.375%	360	xx	xx	Conventional	Fixed	Not Applicable	78.000%	78.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	609	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2008	xx	Not Applicable	6.250%	$256.68	06/01/2008	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxco. in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has not been completed. xxcurrent assignment of mortgage is with xx, xxand xxwhich was recorded on xx/xx/xxxx. xxis break in the chain of assignment between xx. and xx, as successor by merger to xx. xxactive judgments or liens have been found against the borrower/subject property. xxcombined annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreason for default is unable to determine. xxto the PACER, the borrower xxL. xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxcase is active and the last filing date is xx/xx/xxxx. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report xx dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xxto the PACER, the borrower xxL. xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxcase is active and the last filing date is xx/xx/xxxx.	xxloan modification agreement made between borrower xxL. xxand xxL. xx (xx) and xx xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8736548	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$392.60	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	80.588%	80.588%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	xx	Not Applicable	7.750%	$302.73	08/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith “xx” with xx/xx# xx / xxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxcounty taxes for the year xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is x month behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x month behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxto the collection comments dated xx/xx/xxxx, the xxfor xxis unemployment.

xxforeclosure activities have been found. xxbankruptcy has been filed after loan origination.

xxto the BPO report dated xx, the property appears to be in average condition and no repairs are necessary.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new unpaid principal balance of xxwith the fixed interest rate of x.xxx% and P&I of $xxx.xx that began from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54725307	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.27	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx's xx “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete the last assignee is xxresidential xx. xxcounty property taxes for the year xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx and xnd installment due on xx/xx/xxxx in the amount of $xxxx.xx.xxprior years delinquent taxes found. xxare no liens and judgments active on the title.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that loan is performing. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating meet to the expectation previously the borrower was not offered any plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxcomment pertaining foreclosure found in the loan file.
xxE xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx.xxpetition filed on xx/xx/xxxx. xxper the case summary current status of bankruptcy is case dismissed and terminated.
xxcomment pertaining damage to the subject property has been observed.

xx: xx: xxE xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx.xxpetition filed on xx/xx/xxxx.xxper the case summary current status of bankruptcy is case dismissed and terminated.	Not Applicable	Missing Required State Disclosures	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "As per the appraisal subject property is manufactured home and no affixation letter/affidavit or VIN no found in the loan file. Title policy does not show ALTA x endorsement."	* Missing Required State Disclosures (Lvl x) "Subject property is in state of Washington and require following disclosures however the disclosures are missing from the loan file.
Construction Lien Disclosure
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88897062	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.30	6.750%	360	xx	xx	Conventional	Fixed	Refinance	62.800%	62.800%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/08/2018	xx	Not Applicable	6.750%	$641.21	09/01/2018	Change of Terms	xxthe updated title report, the subject mortgage is not in senior position. xxare x municipal liens totaling $x,xxx.xx. xxowner name does not match the borrower. xxchain of assignments is complete. xxare current.	xx	xx: xxnotes as of commencing on x/x/xx. xx’s willingness and ability to pay is poor. xxis in collection. xxis a previous resolution of a permanent modification that was not successful. xxservicing comment dated xx/xx/xx, it was reported that the reason for delinquency was that there was fire at the property. xxis no further mention to the extent of the fire. xxborrower was not impacted by COVID-xx. xxno contested litigation in the file.
																																																																																	xx: xx: xx	xxhad modified original mortgage on xx/xx/xxxx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x.xx% with a P&I payment of $xxx.xx beginning on xx/xx/xxxx .		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69096515	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.76	8.875%	360	xx	xx	Conventional	Fixed	Purchase	94.982%	94.982%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, L.P. with xx# xx xxchain of assignment has been completed; currently the assignment is with xx.

xxactive judgments or liens have been found against the borrower.
xxschool and county taxes of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the servicer provided xx months forbearance plan to the borrower that was started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
xxper the comments dated xx/xx/xxxx, the servicer extended covid-19 forbearance plan till xx/xx/xxxx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88553011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.66	6.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx's xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found.
																																																																																xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26178624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$439.26	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx & xx (borrower) and (lender) xx's xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxannual installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx. xxcurrent ownership is vested in the name of xx & xx (borrower).
xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.	xx: xxreview of comment history shows that the borrower is current with the loan.

xxproperty is owner occupied. xxdamage or repair to the property has been found. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83061758	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$586.57	8.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/08/2015	xx	Not Applicable	8.125%	$476.89	06/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxis xxmortgage which is originated on xx/xx/xxxx in the amount of xxwhich is recorded on xx/xx/xxxx xxactive judgment or liens have been found.
xxreview of payment history shows that the borrower is x month with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is x month with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34870729	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$339.22	7.125%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/23/2017	xx	Not Applicable	7.125%	$339.22	05/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘ xxlender.”

xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xx ’’ instead of “xx .”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

*xxloan was modified on xx/xx/xxxx with new principal balance of xx . xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	xx: xxhas opted for repayment plan to make his loan current.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

*xxloan was modified on xx/xx/xxxx with new principal balance of  xx  . xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of  x.xxxx % beginning from xx/xx/xxxx  to the new maturity date of  xx/xx/xxxx.
																																																																																	xx: xx: xx	*xxloan was modified on xx/xx/xxxx with new principal balance of xx . xxborrower promises to pay the new modified P&I of $ xxx.xx with the new fixed interest rate of x.xxxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37217821	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.15	8.250%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2010	xx	Not Applicable	6.250%	$1,173.47	03/01/2010	Change of Terms	xxthe updated title report, the subject mortgage is not in senior position. xxis a water lien in the amount of $xxx.xx. xxchain of assignments is complete. xxare not current and $xxx.xx are delinquent. xxis a xnd mortgage to xxfor $x,xxx.	xxof xx/xx/xxxx, loan is due for xx/xx/xxxx. xxinterest rate is x.xxx%. xxcurrent P&I is $x,xxx.xx. xxPITI is $x,xxx.xx. xxUPB is xx. xxadvance balance is $x,xxx.xx. xxdebt due is xx.	xx: xxnotes as of xx/xx/xxxx commencing on x/x/xx. xx’s willingness and ability to pay is poor. xxis in collection. xxis a previous resolution of a permanent modification that was not successful. xxis no unrepaired property damage. xxservicing comment dated xx/x/xx, the borrower was impacted by COVID-xx and placed on COVID forbearance. xxis no contested litigation in the file.
																																																																																	xx: xx: xx	xxhad modified original mortgage on x/x/xx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by x months. xxis fixed rate of x.xx% with a P&I payment of $x,xxx.xx beginning on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75004185	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.77	7.000%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/05/2014	xx	$12,119.57	4.625%	$668.37	12/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, xxand was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, LP ” instead of “ xxof xx .” xxassignment from xx xxto xx	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that borrower deceased date of xx/xx/xxxx. xxnotification date was xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that xxin on base. xxcertificate is missing from the loan file. xxcomment dated on xx/xx/xxxx shows borrower facing financial issue. xxfor default is curtailment of income.
xxof the payment history  provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xxmodification agreement was made between xxJ. xx.and lender xx on xx/xx/xxxx.  xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.
xxbankruptcy found against borrower.
xxdamages and repair have been found on subject property.
xxinformation regarding covid-19.
xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that borrower deceased date of  xx/xx/xxxx. xxnotification date was xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that xxin on base. xxcertificate is missing from the loan file.
xxmore information found regarding foreclosure.
xx: xx	xxmodification agreement was made between xxJ. xx.and lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at Indiana state.
The following state disclosures are missing from the loan file:-
x. Hazard Insurance Disclosure
x. Federal Consumer Credit Protection Act Disclosure
																																																																																								x. Insurance Freedom of Choice Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23946110	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$614.25	6.875%	240	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/12/2012	xx	Not Applicable	6.875%	$1,102.47	04/01/2012	Change of Terms	xxthe updated title report, the subject mortgage is in senior position. xxchain of assignments is complete. xxare current.	xx	xx: xxnotes as of x/xx/xx commencing on x/x/xx. xx’s willingness and ability to pay is poor. xxis in collections. xxis a previous resolution of a permanent modification that was not successful. xxis no unrepaired property damage. xxservicing comment dated x/xx/xx, the borrower was impacted by COVID-xx and placed on a covid forbearance extended to x/xx/xx. xxis no contested litigation in the file.
																																																																																	xx: xx: xx	xxhad modified original mortgage on xx/xx/xxxx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x.xxx% with a P&I payment of $x,xxx.xx beginning on xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1732106	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,253.12	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	93.467%	93.467%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/18/2015	xx	$29,005.10	4.000%	$726.71	01/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxas xxfor xx, xx.

xxchain of assignment is complete as the current assignee is xx xxis a municipal lien recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of mount xx.
xxxxxx county tax is not mentioned in the title report.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x months behind his scheduled payments.	xx: xxper the collection comments the loan is performing. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x months behind his scheduled payments. xxfiled chapter x on xx/xx/xxxx with the case # xx the case is discharged on xx/xx/xxxx.
xx: xx: xxfiled chapter x on xx/xx/xxxx with the case # xx the case is discharged on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between A. H.xxand xxE xxand xx.
xxnew principal balance amount is xxwith the deferred amount of xxto be paid at the rate of interest of x% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.xxnew interest bearing amount is xx.
Mortgage Insurance	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Mortgage insurance is cancelled as per the document located at (xxxxxxxxxx_xxxxxxxx pg. xxx)"
* Missing Borrower Billing Rights (RESPA) (Lvl x)     "The borrower billing rights is missing from the loan file."
																																																																																								* Missing HELOC Disclosures (RESPA) (Lvl x) "The heloc disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57277130	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$544.95	8.000%	360	xx	xx	Conventional	Fixed	Purchase	70.064%	70.064%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	7.625%	$364.37	05/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx / xxx.

xxchain of assignment has been completed.

xxare four active xxor xxagainst the property held by xxNC recorded on different dates. xxlien amount is not available.

xxare four active judgments against the borrower in the amount of $x,xxx.xx held by xxNC and xxrecorded on xx/xx/xxxx,xx/xx/xxxx and xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper comments the loan is in collections. xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xxx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not Affixed to the land. As per appraisal report dated x/xx/xxxx located on “xxxxxxxxxx_xxxxxxxx.Pdf pg.# xx “shows subject property type is manufactured housing. Neither title policy has ALTA-x endorsement attached with it nor does the mortgage have VIN/Serial number listed in it.. Affidavit of affixation is not available in the loan file. It is unable to confirm whether subject property is affixed to the land or not."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9535814	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$575.65	7.000%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/16/2010	xx	Not Applicable	4.625%	$483.91	08/01/2010	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx D/B/A xx.”.
xxtaxes for the year of xxxx are paid in the amount $xxx.xx. xxdelinquent taxes are found. xxare no active liens and judgment against the subject property.	xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from xx months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx, the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from xx months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx. xxis no foreclosure activity in the loan file.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.
xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for period of xx months.
xxcase was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
xxpertaining damages and repairs are found against the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.
xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for period of xx months.
																																																																																	xxcase was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrowers “xx” and “xx” and servicer (xx) “xx.” on xx/xx/xxxx. xxrate will be changed in x steps. xxthe last step of modification due on xx/xx/xxxx, xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Property is Manufactured Housing (Lvl x) "Home is affixed. According to the appraisal report & seller's tape data, the subject property type is Manufactured House. Neither an Affidavit of affixation is available in the loan file, nor the VIN# xx listed on subject mortgage. However, an endorsement for Manufactured Housing is incorporated with the final title policy located at "xxxxxxxxxx_xxxxxxxx Pg# xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3147112	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$525.55	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	86.486%	86.486%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	4.625%	$460.72	05/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xx, xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxchain of assignment has been completed.

xxis an active senior mortgage against the property originated on xx/xx/xxxx in the amount of $x,xxx.xx held by xx, xxrecorded on xx/xx/xxxx with inst| book/page no# xx / xx.

xxis an active junior mortgage against the property originated on xx/xx/xxxx in the amount of xxheld by xx, xxrecorded on xx/xx/xxxx with inst| book/page no# xx xxxx / xxx.

xxis an active xxagainst the borrower in the amount of $x,xxx.xx held by xxrecorded on xx/xx/xxxx.

xxis an active xxagainst the borrower in the amount of $x,xxx.xx held by xxrecorded on xx/xx/xxxx.

xxis an active judgment against the borrower in the amount of xxheld by xx,LLCrecorded on xx/xx/xxxx.

xxis an active xxagainst the borrower in the amount of $x,xxx.xx held by xxrecorded on xx/xx/xxxx.

xxxst installment of town taxes for the year of xxxx has been paid in the amount of $x,xxx.xx.

xxxnd installment of town taxes for the year of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper servicing comments the loan is in collections. xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
																																																																																	xx: xx: xxto PACER xx, xxhas filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $xxx.xx arrears. xxplan was confirmed on xx/xx/xxxx.xxloan is in active bankruptcy.	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xxx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Origination Appraisal	xx	x: Curable		* Collections, liens or judgments not paid at closing (Lvl x) "According to the updated title report dated x/x/xxxx, there is an active Child Support Lien against the borrower in the amount of $x,xxx.xx held by Casee Morgan recorded on xx/x/xxxx. This judgment was recorded prior to the subject mortgage."	* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9396739	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$407.17	6.750%	240	xx	xx	Conventional	Fixed	Not Applicable	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2017	xx	Not Applicable	6.750%	$141.85	05/01/2017	Financial Hardship	xxtitle report shows that subject mortgage originated on x/xx/xxx for the amount of xxhas been active on the title. xxactive judgments or liens were found. xxtaxes of xxxx are due on xx/xx/xxxx.	xx	xx: xxis current and borrower is next due for xx/xx/xxxx payment.
xxcomment dated xx/xx/xxxx states xxxx payment trouble and RFD as slow business. xxother information related to the xximpact was found.
xxevidence of active foreclosure was found.
xxevidence of damage or repair to the subject property was found.

																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25152063	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$650.60	6.625%	300	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	08/01/2018	xx	Not Applicable	6.625%	$613.66	09/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx. xxreview of the updated title report dated xx/xx/xxxx shows that there are x junior mortgage was originated on xx/xx/xxxx and xx/xx/xxxx with the lender xxof picayune which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxchain of the assignment is completed.
xxis no active judgment and lien have been found. xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate ofx.xxx%and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.

xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate ofx.xxx%and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report is missing from Loan File."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6320938	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$353.96	6.500%	360		xx	xx		Conventional	Fixed			Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxor xx		xx: xxis currently performing. xxper PACER no bankruptcy has been filed by borrower. xxforeclosure related information found in the loan file. xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9141780	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.89	6.875%	360	xx	xx	Conventional	Fixed	Purchase	85.000%	85.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘ xx xx.”

*xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xx ’’ instead of “xx .”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxtaxes for xxxx have been paid for the amount of $ x,xxx.xx on xx/xx/xxxx.
*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx:

xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

																																																																																	*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65372594	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,380.96	7.950%	360	xx	xx	Conventional	ARM	Refinance	78.792%	78.792%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2009	xx	Not Applicable	2.000%	$772.55	12/01/2009	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxin amount xxwhich was recorded on xx/xx/xxxx xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxis senior mortgage in amount xxin favor of xx & xxrecorded on xx/xx/xxxx.
xxare three civil judgments in amount $x,xxx.xx in favor of MRC xx & xx, xx. & xxrecorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
xxare two credit card judgments in amount $x,xxx.xx in favor of xx & xx recorded on xx/xx/xxxx & xx/xx/xxxx.
xxxx xst installment combined taxes has been paid in amount $x,xxx.xx.
xxxx xnd installment combined taxes has been paid in amount $x,xxx.xx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between “xxL. xx” (borrower) and “xx” (lender) effective date xx/xx/xxxx. xxfirst modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. xxnew modified unpaid principal balance is xxand xxbearing amount is xx. xxwas modified into x steps. x) xx: xx, xx: x.xxx %, P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xx, xx: x.xxx% P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xx, xx: x.xxx% P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xxx, xx: x.xxx% P&I: $x,xxx.xx, xx: xx/xx/xxxx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between “xxL. xx” (borrower) and “xx” (lender) effective date xx/xx/xxxx. xxfirst modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. xxnew modified unpaid principal balance is xxand xxbearing amount is xx. xxwas modified into x steps. x) xx: xx, xx: x.xxx %, P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xx, xx: x.xxx% P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xx, xx: x.xxx% P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xxx, xx: x.xxx% P&I: $x,xxx.xx, xx: xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19238721	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$586.80	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	86.471%	86.471%	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2018	xx	Not Applicable	7.000%	$408.35	06/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report xx dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.

xx:
xxper the comment dated xx/xx/xxxx, the FC was cancelled due to reinstatement.
xxper the comment dated xx/xx/xxxx, the fixed-rate modification from prior servicer xxis effective on xx/xx/xxxx. xxdetails are not provided.
xxper the comment dated xx/xx/xxxx, the forbearance (FB) principal balance of $x,xxx.xx derives from the modification.
																																																																																	xx: xx: xx	xxloan modification agreement made between borrower xx (xx) and xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70228805	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.20	6.125%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxthe updated title report, the subject mortgage is in senior position. xxchain of assignments is complete. xxare not current.	xx	xx: xxnotes as of x/xx/xx commencing on x/xx/xx. xx’s willingness and ability to pay is fair. xxis in collections. xxis no unrepaired property damage. xxborrower was not impacted by COVID-xx.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Missing appraisal."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80989435	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.65	8.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments against the borrower/property.
xxannual tax for the year xxxx has been paid in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10533224	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$806.59	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	81.875%	81.875%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, recorded with the xx/xx/xx# xx xxxx / xxx.

xxof assignment has been completed. xxlast assignment is with xx, xxand xx.

xxactive liens and judgments have been found against borrower and property.

xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* Property is Mobile Home (Lvl x) "As per the updated title report date x/x/xxxx, the subject property is Mobile Home.
																																																																																						The Deed of Trust does not list the VIN# xx its description. Final Title policy available in the loan file but no ALTA x endorsement attached. As updated title the VIN# xx and Make/Model/Year SUMM HS/xxxx. The affidavit of affixation is not available in the loan file. The tax certificate shows separate assessment for land and improvement."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12771493	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$619.43	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/27/2009	xx	Not Applicable	3.000%	$316.06	06/01/2009	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are two HOA liens in the amount of $xxx.xx and one water sewer lien in the amount of $xxx.xx against the subject property. xxof assignment is not complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on other lien position.	xx:xx/xx/xxxx xx/xx/xxxx xxACH xx - xxxrd xx: xx: xx	xxloan modification agreement was made effective date xx/xx/xxxx. xxfirst modified payment is still due for the date of xx/xx/xxxx and the new maturity date will be xx/xx/xxxx. xxnew modified unpaid principal balance is xxand xxbearing amount is xx. xxmaking the payment as per the modification terms would be x.xxx% and modified P&I is $xxx.xx. xxwas modified into x steps. x) xx: xx, xx: x.xxx% P&I: xx, xx: xx/xx/xxxxx) xx: xx, xx: x.xxx% P&I: $xxx.xx, xx: xx/xx/xxxx x) xx: xxx, xx: x.xxx% P&I: $xxx.xx, xx: xx/xx/xxxx.	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Original note is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "Affixation is not available in the loan file.  According to the appraisal the property is manufactured home. The VIN# xx not available in the legal description of the recorded mortgage.
																																																																																						The Final title policy does not show the any ALTA endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47745416	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$396.03	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxx / xxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xxpoint xx.
xxactive liens and judgments have been found against the borrower and subject property.
xst installment of combined taxes for year xxxx has been paid off in the amount of $ xxx.xx.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xx:(xxxxxxxxxx_xxxxxxxx, xxxxxxxxxx_xxxxxxxx)

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxto the PACER, xxL xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
 xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.

 POC was filed by xx fka xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.

xxevidence has been found regarding foreclosure.
xx: xx: xxto the PACER, xxL xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
 xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.

 POC was filed by xx fka xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.
																																																																																		Not Applicable	HUD-x Closing Statement Origination Appraisal	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."	* Missing Appraisal (Lvl x) "The appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83444296	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$416.21	6.625%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/19/2020	xx	Not Applicable	6.625%	$280.11	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxas nominee for xx and was recorded on xx/xx/xxxx. xxchain of assignment is complete and last assignee “xxR xxand xxJ xx”. xxcounty property taxes for the year xxxx $xxx.xx. xxprior years delinquent taxes found. xxliens and judgments are active on the updated title.	xxof the payment history provide from the period xx/xx/xxxx to xx/xx/xxxx shows borrower currently is in collection. xxlast payment received date is xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx%. xxdue date is xx/xx/xxxx. xxUPB reflects in the amount xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx. xxloan is in collection. xxloan was modified on xx/xx/xxxx with lender ”xx” new principal of xx. xxborrower promises to pay with new modified P&I $xxx.xx and modified interest rate x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx. xxof the payment history provide from the period xx/xx/xxxx to xx/xx/xxxx shows borrower currently is in collection. xxlast payment received date is xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx%. xxdue date is xx/xx/xxxx. xxUPB reflects in the amount xx. xxbankruptcy activity found in the loan file. xxfirst step comment dated xx/xx/xxxx. xxreview is not eligible. xxfurther details related foreclosure found in servicing comments. xxpendens is not filed on updated title report.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with lender ”NewRez, LLV d/b/a ,shellpoint mortgage” new principal of xx. xxborrower promises to pay with new modified P&I $xxx.xx and modified interest rate x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66977922	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$275.65	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2011	xx	Not Applicable	6.750%	$247.91	12/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xx.
xxare three xxof xx (IRS) against the borrower in the favor of xxservice in the amount of xxwhich was recorded on different dates.
xx	xx:
xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.

xxto the PACER, xxA. xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.

xxper comment dated xx/xx/xxxx, the reason for default is loss of hours at job due to covid-19. xxx months forbearance plan was approved and started on xx/xx/xxxx. xx, it is unable to confirm that the borrower was impacted by covid-19 or not.

xx: xx: xxto the PACER, xxA. xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.

xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
																																																																																			Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71644408	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$628.30	5.750%	360	xx	xx	Conventional	Fixed	Not Applicable	86.826%	86.826%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2016	xx	Not Applicable	5.750%	$432.93	06/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx’s xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxis an IRS/xxlien against the borrower xx. xxlien is in the favor of xxof xx - xxin the amount of xxwhich was recorded on xx/xx/xxxx. xx, the SSN# xx on the lien document is not consistent with the borrower’s SSN# xx xxis a civil judgment against the borrower in the favor of xx, xx., a xx, assignee of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xx, the SSN# xx on the lien document is not consistent with the borrower’s SSN# xx

xxcounty, city, and school annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx, $x,xxx.xx on xx/xx/xxxx, and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxreason for default is unable to determine. xxto the PACER, the borrower xxG. xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxcase is active and the last filing date is xx/xx/xxxx. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (x.x.x.xxxx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property has some repairs of exterior paint and needs new roof. xxestimated cost of repairs is $x,xxx.xx. xxfurther details have been found regarding repairs and insurance claim. xx, unable to be determined the subject property has been repaired or not.
xx: xx: xxto the PACER, the borrower xxG. xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xxx.xx per month for xx months under the chapter xx plan. xxdeadline for filing POC is xx/xx/xxxx. xx, the POC has not been filed yet..
xxcase is active and the last filing date is xx/xx/xxxx.
																																																																																		xxloan modification agreement made between borrower xx (xx) and xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The subject property appraisal report at origination is missing from the loan files."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81646404	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$364.71	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	94.130%	94.130%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	Not Applicable	5.875%	$234.28	11/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xx. which was recorded on xx/xx/xxxx with xx# xx.

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty xst installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and xnd installment taxes are due in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (x.x.x.xxxx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xx	xxloan modification agreement made between borrower xx (xx) and xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76778181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.62	5.375%	180	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2017	xx	Not Applicable	5.375%	$70.32	02/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx xxxxx /xxx.
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.

xxjunior mortgage open against the subject property in the favor of xx, xx.in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx xxxxx / xxx.
xxstatus is xxto follow.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxmodification agreement was made on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx and the borrower states that the reason for default is reduction in income. xxto the collection comment xx/xx/xxxx, the x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.  xxper the latest collection comment dated xx/xx/xxxx, the forbearance plan extension has been approved by the servicer for x months.
 xxare no comments found related to the subject property type and the condition.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the monthly P&I of $xx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing in loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58188530	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.28	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	75.000%	94.111%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/01/2017	xx	Not Applicable	6.125%	$603.47	04/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, d/b/a xxwhich was recorded on xx/xx/xxxx.

xxis a junior mortgage that originated on xx/xx/xxxx with lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx.

xxcombined xst and xnd installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is payment plan. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxper the collection comment dated xx/xx/xxxx states the reason for default is curtailment of income. xx, unable to determine whether the borrower’s income has been affected by xx-xx. xxcollection comment dated xx/xx/xxxx states the repayment plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx with monthly installment of $x,xxx.xx. xxfurther proceedings found. xxBPO report xx dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xx	xxloan modification agreement made between borrower xxand xx (xx) and xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The subject property appraisal report at origination is missing from the loan files."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36105237	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.22	5.750%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxR xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx.
xxchain of assignment is complete as the current assignee is xx.
xxis a junior lien recorded on xx/xx/xxxx in the amount of xxin the favor of xxis a HOA lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxannual tax for the year xxxx is due in the amount of $xxx.xx for xnd installment.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is performing. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
																																																																																	xx: xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Origination appraisal is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8004103	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,296.96	5.000%	360	xx	xx	Conventional	ARM	Not Applicable	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/16/2018	xx	Not Applicable	4.625%	$705.31	01/01/2019	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxD xxthe subject mortgage was recorded on xx/xx/xxxx with the xx.
xxchain of assignment is complete as the current assignee is xx.
xxannual tax for the year xxxx is paid in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is in collections. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between xxand xx.
xxnew principal balance amount is xxto be paid at the rate of interest of x.xxx% and P&I of $xxx.xx from xx/xx/xxxx, to xx/xx/xxxx.
																																																																																			Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23518979	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$945.74	6.250%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx,xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx d/b/a xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior IRS xxavailable in the updated title report against WD xx & xx, xx xxA xxin the amount of $x,xxx.xx in favor of "xxof xx- xx" and it was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxL. xx & xxA xxd/b/a WD xx & xx, xxin the amount of $xxx.xx in favor of "xxof xxof xx" and it was recorded on xx/xx/xxxx.

xxxst  installment of xxtax for xxxx/xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.

xxxrd installment of xxtax for xxxx/xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xth installment of $xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has never been modified since origination.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment unable to determine the reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xxper the collection comment dated xx/xx/xxxx shows that the foreclosure referral step x completed. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
																																																																																	xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report at origination is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62619492	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$511.09	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxactive judgments or liens found.

xxxx xxxst and xnd taxes have been due in the amount of $xxxx.xx due date on xx/xx/xxxx and xx/xx/xxxx.

xxprior years delinquent taxes have been found pending.	xxdated as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been performing and the UPB as of the data is in the amount of xx.
xxdated as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxto the PACER, the borrower had filed the bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. MFR was filed on xx/xx/xxxx. POC was filed xx/xx/xxxx and POC amount xx. xxwas approved amount of arrearage $x,xxx.xx. xx's employer shall pay to the trustee the sum of $xxx.xx monthly for xx months. xxdischarged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
																																																																																	xx: xx: xxto the PACER, the borrower had filed the bankruptcy under chapter-xx with case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. MFR was filed on xx/xx/xxxx. POC was filed xx/xx/xxxx and POC amount xx. xxwas approved amount of arrearage $x,xxx.xx. xx's employer shall pay to the trustee the sum of $xxx.xx monthly for xx months. xxdischarged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51281325	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$901.72	6.000%	360		xx	xx		Conventional	Fixed					Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxactive judgments or liens found.		xx:xx/xx/xxxx xx: xx: xxxxxxxx xx: $xxxx.xx xx: $xxxx.xx xx: xx/xx/xxxx xx: xx: xx	xx	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22607219	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$412.11	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	93.143%	93.143%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx / xxx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.
xxproperty taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper comments the loan is in collections. xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
																																																																																	xx: xx: xxto PACER xx, xxand xxhas filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxamended POC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xxarrears. xxplan was confirmed on xx/xx/xxxx. xxMFR has not been filed yet. xxloan is in active bankruptcy.	Not Applicable	Credit Report	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home not Affixed. As per appraisal report dated x/xx/xxxx located on “xxxxxxxxxx_xxxxxxxx.Pdf pg.# xx “shows subject property type is manufactured housing. Neither title policy has ALTA-x endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. The affidavit of affixation is not available in the loan file. The tax certificate shows separate assessment for land and improvement. It is unable to confirm whether subject property is affixed to the land or not."			* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12006379	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$808.53	5.875%	240	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx.
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.
xxare two judgments against the borrower xxJ. xxin the favor of xxand for the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxare two civil judgments against the borrower xxAKA xxand xxfor the amount of xxin the favor of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.

xxfor the year of xxxx taxes are paid.
xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxsame collection comment, states that x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.
xxto the collection comment dated xx/xx/xxxx, the subject property is owner occupied. xxreview of the collection comments, states that the subject property had damage due to the hurricane. xxcollection comment dated xx/xx/xxxx, reflects that the home has been repaired. xxdetails regarding the repaired amount and insurance claim amount are not available.

xx: xx: xx	xxis xxrate mortgage with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxper the xxdata the original P&I is $xxx.xx and an interest rate of x.xxxxx %.xxper payment history is $xxx.xx and rate of interest is x.xxx %; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																			Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing in loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47332773	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.21	6.000%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/05/2014	xx	$41,759.42	2.000%	$487.87	12/01/2014	Convert ARM to Fixed	xxthe updated title report, the subject mortgage is in senior position. xxchain of assignments is complete. xxare current.	xx	xx: xxnotes as of x/x/xx commencing on xx/x/xx. xx’s willingness and ability to pay is poor. xxis in collections. xxis a previous resolution of a permanent modification that was not successful. xxis no unrepaired property damage. xxservicing comment dated x/x/xx, the borrower was impacted by COVID-xx and placed on a covid forbearance plan beginning x/x/xx. xxis no contested litigation in the file.
																																																																																	xx: xx: xx	xxhad modified original mortgage on xx/xx/xxxx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x% with a P&I payment of $xxx.xx beginning on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37151593	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$506.95	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	xx	$1,858.05	4.250%	$302.69	04/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.
xxare three judgments against the borrower xxwhich was filed by different plaintiff names and for the total amount of $x,xxx.xx and it was recorded in different dates.
xxis active state tax lien against the borrower xxIII in the favor of xxof xxof xxwhich was recorded on xx/xx/xxxx for the total amount of $xxx.xx.
xxjunior mortgage open against the subject property in the favor of xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx

xxtaxes are paid.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.

xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxper the PACER report the borrower had filed bankruptcy under chapterx with case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx and the borrower states that the reason for default is unemployment. xxto the collection comment xx/xx/xxxx, the x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.  xxper the latest collection comment dated xx/xx/xxxx, the forbearance plan extension has been approved by the servicer for x months from xx/xx/xxxx to xx/xx/xxxx.
xxto the collection comment dated xx/xx/xxxx, the subject property is owner occupied. xxare no comments found related to the subject property condition.

xx: xx: xxper the PACER report the borrower had filed bankruptcy under chapterx with case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance is xxout of which $x,xxx.xx has been deferred and the interest-bearing amount is xx. xxborrower promises to pay the monthly P&I of $xxx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37377927	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$452.73	6.250%	300	xx	xx	Conventional	Fixed	Not Applicable	70.233%	70.233%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2020	xx	Not Applicable	6.250%	$218.88	08/01/2020	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx, xx.” with xx# xx xxchain of assignment has been completed.

xxis one junior mortgage active against the property in the amount of xxin the favor of “xx.” which was recorded on xx/xx/xxxx.

 xxproperty taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.	xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

  xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found.

xxper the collection comments dated xx/xx/xxxx, the borrower’s RFD is financial issues. xxTPP was approved which began from xx/xx/xxxx and ends on xx/xx/xxxx. xxloan was modified with the effective date xx/xx/xxxx.

xxforeclosure was initiated in the subject in xxxx. xxdoc located at “xx" xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xx, as per comment dated xx/xx/xxxx the foreclosure file has been closed due to loan was modified with the effective date xx/xx/xxxx.

xxper the BPO report dated xx/xx/xxxx located at “xx”, the property appears to be average condition and there seems to be no required repairs from the exterior inspection.
xx: xxforeclosure was initiated in the subject in xxxx. xxdoc located at “xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xx, as per comment dated xx/xx/xxxx the foreclosure file has been closed due to loan was modified with the effective date xx/xx/xxxx.
																																																																																	xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred and forgiven has been noted.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73799510	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$572.29	5.875%	Not Applicable	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2010	xx	Not Applicable	5.875%	$600.38	02/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20746875	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$740.85	7.400%	360	xx	xx	Conventional	Fixed	Not Applicable	82.308%	82.308%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/07/2015	xx	Not Applicable	4.125%	$393.10	11/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xxDBA xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx combined xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx combined xnd taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in bankruptcy. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxdebtor (xxL. xxand xxM. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. xxplan was confirmed on xx/xx/xxxx.
xxplan period shall be a period of xx months. xxshall pay $x,xxx.xx monthly for xx months.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $xxx.xx.
xx: xx: xxdebtor (xxL. xxand xxM. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. xxplan was confirmed on xx/xx/xxxx.
xxplan period shall be a period of xx months. xxshall pay $x,xxx.xx monthly for xx months.
																																																																																	xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $xxx.xx.	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22327899	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$521.25	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2019	xx	Not Applicable	6.250%	$333.87	12/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxthe assignment is xx
D/B/A xxwhich was recorded on xx/xx/xxxx.
xxjunior mortgage against the subject property in the favor of xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxcounty annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxreview of collection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx. xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxsame collection comment date states that the x month’s forbearance plan was offered to the borrower and the payment started from xx/xx/xxxx.
xxare no comments found related to the subject property condition.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower xxR. xxand xxwith the xx. on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the monthly P&I of $xxx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22997646	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$319.35	7.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx's xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $xx.xx on xx/xx/xxxx xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxand xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxdebtors were discharged on xx/xx/xxxx & the case has been terminated on xx/xx/xxxx.

xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxservicing comment dated xx/xx/xxxx states that the repayment plan had been approved for x months.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the debtor "xxand xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxdebtors were discharged on xx/xx/xxxx & the case has been terminated on xx/xx/xxxx.	Not Applicable	Credit Report	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Review of updated title report dated x/xx/xxxx show the subject property type is "manufactured Home". The mortgage was originated on x/x/xxxx without serial number or VIN number along with legal description. The ALTA x Endorsement is not attached to the final title policy. According review of loan file the manufactured home appraiser certification/addendum located at "xxxxxxxxxx_xxxxxxxx Pg# xx the manufactured housing is permanently affixed to a foundation."			* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19976371	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$780.83	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found.
xxxx xst installment county taxes has been paid in amount $x,xxx.xx.
xxxx xnd installment county taxes has been due in amount $x,xxx.xx due dated xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is currently in bankruptcy. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxto the PACER, the borrowers (xxand xx) have filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxper modification of plan dated xx/xx/xxxx, the debtor filed a petition on xx/xx/xxxx, through the plan, xxwas shall pay to the trustee $x,xxx.xx for xx months. xxis no comment indicating a cram down. xxpost origination foreclosure activity has been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx: xxto the PACER, the borrowers (xxand xx) have filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxper modification of plan dated xx/xx/xxxx, the debtor filed a petition on xx/xx/xxxx, through the plan, xxwas shall pay to the trustee $x,xxx.xx for xx months. xxis no comment indicating a cram down.
																																																																																	xx: xx: xxto the PACER, the borrowers (xxand xx) have filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxper modification of plan dated xx/xx/xxxx, the debtor filed a petition on xx/xx/xxxx, through the plan, xxwas shall pay to the trustee $x,xxx.xx for xx months. xxis no comment indicating a cram down.	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Original Appraisal is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45463605	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.31	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2019	xx	Not Applicable	5.375%	$319.39	11/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx, xxand was recorded on xx.

xxof the assignment is complete.

xxis one junior mortgage found against the borrower/xxproperty which was recorded on xx/xx/xxxx with xx # xx in the favor of xx, xxin the amount of xxare four IRS xx /xx / xxjudgments or liens found against the borrower/xxproperty.
xst and xnd was recorded on xx/xx/xxxx & xx/xx/xxxx in the favor of xxof the xx-xxin the amount of xx.
xrd and xth was recorded on xx/xx/xxxx and xx/xx/xxxx in the favor of xxof the xx- xxin the amount of xx.

xxcounty annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior delinquency taxes are found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is curtailment of income.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxmodification agreement made between borrower xxand xx (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	HUD-x Closing Statement	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69949136	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$450.49	6.625%	360	xx	xx	Conventional	Fixed	Refinance	91.370%	91.370%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2018	xx	Not Applicable	6.625%	$335.33	01/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxfound for the subject mortgage.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report against xxM. xxin the amount of $x,xxx.xx in favor of "xxD xx" and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on  xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment unable to determine the reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xxper the collection comment dated xx/xx/xxxx shows that the foreclosure referral step x completed. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
																																																																																	xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89265125	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	xx	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.69	6.750%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	4.125%	$344.46	12/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of xx.

xxtaxes for the year of xxxx are due in the amount $x,xxx.xx.
xxis one junior mortgage on the subject property originated on xx/xx/xxxx with “xx” in the amount xxwhich was recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is performing.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxto the servicing comments dated xx/xx/xxxx, the borrower was impacted by covid-19. xxforbearance plan has been given to borrower and the latest extended FB plan is from xx/xx/xxxx to xx/xx/xxxx.

xxto the updated title report dated xx/xx/xxxx, the foreclosure action has been initiated in the loan file and lis pendens filed on xx/xx/xxxx.
xxto the latest comment dated xx/xx/xxxx the foreclosure went on hold due to covid-19 on xx/xx/xxxx.
xxfurther action information has been found regarding current foreclosure status.

xxbankruptcy action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xx: xxto the updated title report dated xx/xx/xxxx, the foreclosure action has been initiated in the loan file and lis pendens filed on xx/xx/xxxx.
xxto the latest comment dated xx/xx/xxxx the foreclosure went on hold due to covid-19 on xx/xx/xxxx.
xxfurther action information has been found regarding current foreclosure status.
																																																																																	xx: xx	xxmodification agreement was made between the borrowers “xxaka xxC xx. xxaka xxL xx” and servicer (xx) “xx” on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41064819	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$509.62	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	05/01/2017	xx	Not Applicable	6.000%	$377.22	06/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active junior mortgage against subject property which is in the amount of xxrecorded on xx/xx/xxxx and filed by xx xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.

xx: xx: xxto the PACER report, the debtor had filed the bankruptcy under the chapter-x case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and case has been terminated on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
																																																																																			HUD-x Closing Statement Origination Appraisal	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."	* Missing Appraisal (Lvl x) "Appraisal report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43601380	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$559.63	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/08/2018	xx	Not Applicable	6.625%	$558.32	09/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx.

xxactive judgments or liens found.

xxprior years delinquent taxes have been found pending.	xxdated as of xx/xx/xxxx the delinquency has been done for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in collection. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxloan modification agreement was made between the borrower xxand current servicer and agent xx. on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxdated as of xx/xx/xxxx the delinquency has been done for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand current servicer and agent xx. on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Credit Report HUD-x Closing Statement	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."		* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75436475	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,270.84	6.250%	360	xx	xx	Conventional	Fixed	Refinance	77.887%	77.887%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2016	xx	$33,149.71	2.000%	$519.11	03/01/2016	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx's xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with xx xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxactive judgments or liens found

xxhalf county taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxhalf county taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtors "xxJ. xxand xxA. xx-xx" had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. xxPOC was filed. xxMFR was filed.

xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxper review of loan file the bidding instruction located at "xxxxxxxxxx_xxxxxxxx xx# xx the sale was scheduled on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx. xxfurther information has been found regarding the foreclosure process.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance in the amount of xx.

xxper the comment dated xx/xx/xxxx, the reason for default is loss of income.  xxper review of BPO dated xx/xx/xxxx, the subject property is in good condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxper review of loan file the bidding instruction located at "xx the sale was scheduled on xx/xx/xxxx. xxloan was modified on xx/xx/xxxx. xxfurther information has been found regarding the foreclosure process.
																																																																																	xx: xxto the PACER, the debtors "xxJ. xxand xxA. xx-xx" had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. xxPOC was filed. xxMFR was filed.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52939614	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,204.09	6.500%	360	xx	xx	Conventional	Fixed	Refinance	88.605%	88.605%	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2014	xx	$31,977.44	4.625%	$720.47	05/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.
xxjunior mortgage against the subject property in the favor of xxand xx, a corporation in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxcombined xst, xnd installments taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.	xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxreview of collection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.

xxloan was modified on xx/xx/xxxx. xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxsame collection comment date states that the x month’s forbearance plan was offered to the borrower and the payment started from xx/xx/xxxx.
xxare no comments found related to the subject property condition.

																																																																																	xx: xx: xx	xxloan was modified between the borrower “xxJ. xxand xxJ. xx” and xx (“xx”) on effective date of xx/xx/xxxx with the new modified principal balance of xxout of which the amount of xxhas been deferred; hence the interest-bearing amount is xx. xxborrower promise to pay the monthly P&I of $xxx.xx with an interest rate of x.xxx % beginning from xx/xx/xxxx till the maturity date xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54310750	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.17	5.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxis a junior mortgage that originated on xx/xx/xxxx with lender xxN.A. xxand xxthe xxof the xxof xxin the amount of xxwhich was recorded on xx/xx/xxxx.

xxis a credit card judgment in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxcounty xst and xnd installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. xxcomments have been found regarding the covid-19 assistance. xxBPO report (x.x.x.xxxx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The subject property appraisal report at origination is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97452352	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$690.26	6.000%	360	xx	xx	Conventional	Fixed	Refinance	95.942%	95.942%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/06/2018	xx	Not Applicable	6.000%	$466.41	03/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx.” for the amount of xx.
xxis junior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx D/B/A xxrecorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of city taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19 and the reason for default is the borrower’s income has been impacted by covid-19. xxborrower is unemployed. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16462869	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.28	5.875%	300	xx	xx	Fixed	Refinance	70.732%	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2014	xx	Not Applicable	4.625%	$229.07	04/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx. xxchain of the assignment is completed. xxis one civil judgment in the favor of xx in the amount of $xxxx.xx. xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.	xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41670005	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,052.40	6.500%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx with xx# xx.

xxchain of assignment has been completed; currently the assignment is with xx, its xxand xx.

xxactive judgments or liens have been found against the borrower.
xst and xnd installment of county taxes of xxxx have been due on xx/xx/xxxx and xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xxfurther details have been found.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75069011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$388.54	7.000%	360	xx	xx	Conventional	Fixed	Purchase	77.867%	77.867%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/01/2013	xx	$16,206.19	4.000%	$158.04	07/01/2013	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx’s xx.
xxis junior mortgage in the favor of xx’s xxrecorded on xx/xx/xxxx in the amount of xx.
xxxxxx annual tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.xxxxxx annual tax has been paid on xx/xx/xxxx in the amount of $xx.xx.
xxxx-xxxx xxannual tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy.
xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx..
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxF. xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with amount xxand arrearage $xx.xx.	xxmodification agreement was made between xxand xxof xx, on xx/xx/xxxx. xxper the modified term, the new principal balance xx. xxdeferred balance is in the amount of xx.xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73073805	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$619.51	5.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx's xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx d/b/a xxon xx/xx/xxxx. xxshould be assigned with xx.

xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxschool taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxutilities taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxforeclosure has been noted.
xxbankruptcy has been filed.

xxreason for default is reduction of work hour. xxservicing comment dated xx/xx/xxxx states that the flex streamline mod has been approved and the trial mod was in process which was beginning from xx/xx/xxxx to xx/xx/xxxx.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76665634	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$423.29	8.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘ SWBC xx”

*xxchain of assignment is not completed as the subject mortgage is currently assigned to xxtree xx

*xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxtaxes for xxxx have been paid for the amount of $ x,xxx.xx on xx/xx/xxxx.	*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx:*xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.
xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported

																																																																																	*xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "*Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88878878	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$384.30	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx” with xx# xx xxchain of assignment has been completed. xx, the loan assignment is with “xx D/B/A xx” recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcity taxes for the year xxxx-xxxx are due in the total amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure activity has been noted.

xxper the BPO report dated xx/xx/xxxx located at located at “xx”, the property appears to be average condition and there seems to be no required repairs from the exterior inspection.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61734829	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/26/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.82	6.625%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/20/2018	xx	$8,420.04	4.500%	$653.48	11/01/2018	Financial Hardship	xxreview of xxdated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx. xxof assignment is incomplete as last assignment should be with xx or xx. xxtaxes for the year xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxactive liens and judgments found on the subject property.	xxof payment history as of dated xx/xx/xxxx shows that borrower is current with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xx. xxrate as per pay history is x.xxx%.	xx: xxis currently performing.
xxof payment history as of dated xx/xx/xxxx shows that borrower is current with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xx. xxrate as per pay history is x.xxx%.
xxper PACER no bankruptcy has been filed by borrower.
xxforeclosure related data found in the loan file.
xxpertaining damages and repairs were found.

xx:-
xxper the servicing comment dated xx/xx/xxxx, the reason for default is illness of borrower.
xxper servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to xx-xx pandemic and the reason for default is illness of borrower.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xx " borrower" and xx on xx/xx/xxxx. xxis xxfrom which deferred balance is $xxxx.xx and interest bearing principle balance is xx. xxagrees to pay P.I. in the amount of $xxx.xx with the I.R. of x.xxx% starting from xx/xx/xxxx. xxnew maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74403741	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$393.73	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	76.235%	76.235%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/10/2014	xx	Not Applicable	6.125%	$304.63	06/01/2014	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on x/x/xxxxin the amount of xxwith xx’s xx.
xxactive liens or judgment have been found.
xxxx county annual tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx	xx: xxloan is in collections.
xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xxis owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxand xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.xxdebtor discharged xx/xx/xxxx.	xxmodification agreement was made between xxand xx ., on xx/xx/xxxx. xxper the modified term, the new principal balance xx.xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3675111	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.04	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/12/2017	xx	Not Applicable	4.625%	$1,420.04	10/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx's xx.

  xxchain of assignment is completed as the subject mortgage is still with the lender, xx d/b/a xx.

  xxjunior or senior judgments/liens/mortgages:

  x. xxis an active junior xxavailable in the updated title report against xxin the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

xxxst installment of xxtax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.

xxxrd installment of xxtax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xth installment of $xxx.xx has been due on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is xxand the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment date  the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xxper the collection comment dated xx/xx/xxxx shows that the foreclosure referral step x has been completed. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
																																																																																	xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76050157	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/14/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,167.15	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.074%	85.185%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/13/2017	xx	Not Applicable	5.750%	$897.44	11/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active junior mortgage against subject property which is in the amount of xx.
xxare four junior civil judgments against borrower which is in the amount of xx
..xxcounty taxes for the year of xxxx have been paid in the amount of $xxxx.xx xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.

xx: xx: xxto the PACER report, the debtor had filed the bankruptcy under the chapter-x case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56825175	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$428.11	5.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of $xx.xxx.xx in favor of xxof xxwhich was recorded on xx/xx/xxxx.xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxcomments have been found regarding foreclosure. xxbankruptcy has been filed. xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96975221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$413.96	5.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx.
xxis junior mortgage in the favor of xx xx.
xxxx county annual tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collections.
xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxis owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56788095	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$783.96	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	64.220%	64.220%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/22/2014	xx	$0.00	5.375%	$613.54	03/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx., D/B/A xx, A xxwith xx# xx xxchain of assignment has been completed; currently the assignment is with xx, xx., D/B/A xx, A xx.

xxactive judgments or liens have been found against the borrower.
xst and xnd installment of county taxes of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the bankruptcy case# xx discharged on xx/xx/xxxx.

 xxreason for default is unable to be determined from the latest servicing comments.

xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the borrower xxhad filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is $x,xxx.xx. xxper the chapter xx plan, the debtor shall pay to the xxthe sum of the $xxx.xx bi-weekly for a period of xx months.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no principal forgiven amount and deferred balance.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43710166	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$387.86	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “xx” and was recorded on xx/xx/xxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, B.A. ” instead of “xx” xxcounty property tax for the year xxxx was exempt. xxprior years delinquent taxes found. xxliens and judgments are active on the title	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in collection.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxborrower is current with the loan. xxper comments dated xx/xx/xxxx reason of default is financial issues.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64944835	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$882.99	6.875%	240	xx	xx	Conventional	Fixed	Refinance	79.310%	79.310%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2011	xx	Not Applicable	5.000%	$444.68	04/01/2011	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx.
xxactive liens or judgments have been found.
xxxst tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxxnd  tax of xxxx is du eon xx/xx/xxxx in the amount of $xxxx.xx.

xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy.
xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxand xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with amount xxand arrearage $x.xx.	xxmodification agreement was made between xxand xx on xx/xx/xxxx. xxper the modified term, the new principal balance $xx,xx.xx .xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28015101	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$788.94	5.375%	360	xx	xx	Conventional	Fixed	Purchase	94.999%	94.999%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/13/2010	xx	Not Applicable	5.250%	$738.74	04/01/2010	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.”
xxsubject mortgage was originated on xx/xx/xxxx. xxthe time of origination, the property owner is “xx” as they gets property through the xxrecorded on xx/xx/xxxx from xx the subject property has been transferred from “ xx which was recorded on xx/xx/xxxx.  xx, the current ownership is with xx.
xxper updated title report, there are x active junior judgments available against the borrower in the total amount of $x,xxx.xx in the favor of "xxof xx" & recorded on different dates.
xxcombined taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxx,xxx.xxand the value of collateral is xxx,xxx.xx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
xx: xx: xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxx,xxx.xxand the value of collateral is xxx,xxx.xx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
																																																																																		xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26676562	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.77	5.500%	360	xx	xx	Conventional	Fixed	Not Applicable	75.800%	75.800%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2018	xx	Not Applicable	5.500%	$549.95	11/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxx.

xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis a junior mortgage against the subject property which was originated on xx/xx/xxxx in the favor of MERS as nominee for xxin the amount of xxand recorded on xx/xx/xxxx with instrument# xx /xxx.
xxare eleven xxagainst the borrower in the favor of xxof xxin the amount of xxwhich was recorded on different dates.
xxare three xx (IRS/xx) against the borrower in the favor of xx in the amount of xxwhich was recorded on different dates.
xxis xxagainst the borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxcounty taxes for year xxxx have been paid off in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxper comment dated xx/xx/xxxx, the reason for default is xx-xx. xx, it is unable to confirmed that the borrower was impacted by xx-xx or not.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33761512	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.68	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and the property.
xxinstallment taxes have been paid on xx/xx/xxxx and second installment taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is in the collection. xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the latest xx months of servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in New Jersey state. The following require state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
x. Choice of Insurer Disclosure
																																																																																								x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25695460	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	xx	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$760.41	6.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx's xx”.

x. xxare two xxavailable in the updated title report against the borrower in the total amount of $ x,xxx.xx in favor of “xx” which recorded on different dates.

x. xxis active xxavailable in the updated title report against the property in the amount of xxin favor of “xxM. xx” and it was recorded on xx/xx/xxxx. xxthe subject property is located in xx, there is possibility of foreclosure of the subject property due to this unpaid lien. xxcan be cured by paying this lien with the late fees.

xxcombined annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx property had damages due to xx. xxfurther information regarding damages found in comments. xxper comment dated xx/xx/xxxx xx's income is impacted by xx-xx and xxplan approved from xx/xx/xxxx for x months with a $x.xx monthly payment.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82457297	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$928.34	5.500%	360	xx	xx	Conventional	Fixed	Refinance	89.835%	89.835%	Unavailable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/25/2019	xx	Not Applicable	5.500%	$670.01	03/01/2019	Financial Hardship	xxxxxx /xxof Revenue xx Notice of xx - IL xx (xxor xx)xx/xx/xxxx $x,xxx.xx	xx:xx/xx/xxxx x payment behind email letter
xx/xx/xxxx x) REASON FOR DEFAULT: covid xx.    x) OCCUPANCY: occupied by bwrs.    x) FINANCIAL ABILITY: can make pmts.    x) PAYMENT EXPECTATION: pay current.    x) RESOLUTION: scheduled xxpmt for xxxxth and co bwr says she will hopefully be able to pay xxby eom.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."	* Missing Appraisal (Lvl x) "Missing Appraisal"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13683784	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/01/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$309.88	6.125%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/10/2013	xx	Not Applicable	6.125%	$302.06	07/01/2013	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
 xxis an active state tax liens open against the borrower xxs. xxand troy L xxin the favor of the xxof xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xx	xx: xxto the review of the servicing comments, the loan is in the collection. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower stated that he was out of work due to the COVID crisis. xxfurther details have been found.
xxinformation pertaining to bankruptcy has been found.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx:
xxadditional information found in recent collection comments.
xx: xx: xxto the PACER report, the borrower “xxC. xxand xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx, and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xx on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx xx-weekly for a period of xxx months. xxcomment has been found indicating a cram-down. xxcase was discharged on xx/xx/xxxx. xxlast filing date of bankruptcy was xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. xxborrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7224042	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$348.10	7.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/03/2009	xx	Not Applicable	4.000%	$263.84	01/01/2010	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxthe subject mortgage was recorded on xx/xx/xxxx with the xx.
xxchain of assignment is complete as the current assignee is xx.
xxannual tax for the year xxxx is paid in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is in bankruptcy. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments. xxfiled chapter xx bankruptcy on xx/xx/xxxx with the case # xx the plan has been confirmed on xx/xx/xxx. xxPOC has been filed on xx/xx/xxxx with the secured claim amount of xxand arrears of $xxxx.xx.
xx: xx: xxfiled chapter xx bankruptcy on xx/xx/xxxx with the case # xx the plan has been confirmed on xx/xx/xxx. xxPOC has been filed on xx/xx/xxxx with the secured claim amount of xxand arrears of $xxxx.xx.	xxloan modification agreement was made on xx/xx/xxxx between xxand xxLP.
xxnew principal balance amount is xxto be paid at the rate of interest of x% and P&I of $xxx.xx from xx/xx/xxxx, then from xx/xx/xxxx x.xxx% the p&I is $xxx.xx to xx/xx/xxxx.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Origination appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20397459	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.08	5.750%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxxxxxxxx /xxof xxfor xx(xx/xx/xx)xx/xx/xxxx $x,xxx.xx xxxxxxxxx /xxof xxfor xx(xx/xx/xx)xx/xx/xxxx $xxx.xx		xx:xx/xx/xxxx xxamount: $x.xx xxpayment: $x,xxx.xx xxprincipal: $x.xx xxescrow: $x.xx xx: $x.xx xx: $x.xx xxxx xxordered RequestID:xxxxxxx xx: xx: xx	Not Applicable	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."	* Missing Appraisal (Lvl x) "Missing Appraisal"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35141990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$917.22	3.875%	360	xx	xx	Conventional	ARM	Refinance	76.793%	76.793%	Full Documentation	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	611	Not Applicable	64.318%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxactive judgments or liens found.	xx:xx/xx/xxxx xxamounts do not crossfoot to xxpayment amounts
xx/xx/xxxx       DateandTime: xx/xx/xxxx      LoanID: xxxxxxxxxx      xx: xx/xx/xxxx      xx:       xx: xx:       xxx:       xxx:       xx: xx: xx/xx/xxxx      xx:       xx: (xxx) xxx-xxxx      xx: x.xx      xxx: x.xx      xxx: x.xx
																																																																																	xx/xx/xxxx LM xxand xx: xx: xx	Not Applicable	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."	* Missing Appraisal (Lvl x) "Missing Appraisal"	* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35985972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.88	5.625%	360	xx	xx	Conventional	Fixed	Refinance	77.583%	77.583%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	xx	Not Applicable	5.000%	$642.57	08/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xx which was recorded on xx/xx/xxxx.xxare x state tax liens found on the subject property in the total amount of $ xxx.xx this was recorded on xx/xx/xxxx & xx/xx/xxxx respectively.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Legal Description	xx	x: Curable		* Legal Description missing (Lvl x) "As per updated title report dated xx/xx/xxxx, Legal description missing from Mortgage or legal page unrecorded."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77751150	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,316.99	6.625%	180	xx	xx	Conventional	Fixed	Not Applicable	63.830%	63.830%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/22/2011	xx	Not Applicable	6.625%	$620.94	08/01/2011	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx, xx.” with xx/xx# xx / xxxx.
xxchain of assignment has been completed. xx, the loan assignment is with “xx” & the AOM was recorded on xx/xx/xxxx.
xxlien details:
x) xxare two ECB liens active in the total amount of $xxx.xx in the favor of “xx” recorded with different xx# xx the respective dates of xx/xx/xxxx & xx/xx/xxxx. xx, the said ECB liens were recorded against the prior owner “xx” which is not our subject borrower (mortgagor). xx, the supportive document shows incorrect property address. xx, the liens are not considered.
x) xxis one IRS lien recorded in the amount of xxon xx/xx/xxxx in the favor of “xxof the xx - xx”. xx, the lien was recorded against the prior owner “xxA xx & xxPTR” which is not our subject borrower (mortgagor). xx, the particular lien is not considered.
xxproperty taxes for the year xxxx have been paid off in the amount of $x,xxx.x.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is current with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxper the collection comments dated xx/xx/xxxx, the borrower stated that she on leave of absence due to the pandemic (covid-19) at the end of the month. xx, the payment was done through online or by phone. xx, no comment has been found which stated that the income has been impacted due to xx-xx.

xxpost-closing bankruptcy activity has been found. xxFC activities have been found. xxdamage has been noted.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new unpaid principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51490736	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$321.41	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/03/2017	xx	Not Applicable	4.500%	$223.51	08/01/2017	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxM, xxand xxL xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for SIB xx.
xxchain of assignment is complete as the current assignee is xx D/B/A xx.
xxis junior mortgage lien recorded on xx/xx/xxxx in the amount of xxin the favor of xx.
xxannual tax for the year xxxx is paid.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is in collections. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between xxand xx. xxnew principal balance amount is xxthe rate of interest is x.x% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20428204	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$793.23	6.000%	180	xx	xx	Conventional	Fixed	Not Applicable	84.685%	84.685%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2017	xx	Not Applicable	6.000%	$113.21	11/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx” with xx/xx# xx / xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxproperty taxes for the year xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is x months behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x%. xxprincipal balance reflecting in the payment history is in the amount of xx	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x months behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x%. xxprincipal balance reflecting in the payment history is in the amount of xxforeclosure was initiated on the subject property. xxFC invoice doc xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx shows the file was placed on hold due to FB or loss mitigation work out. xxfurther details have been found.

xxper the collection comments dated xx/xx/xxxx, the borrower stated that he had to use his funds to buy food and other necessities for lock down due to xx-xx virus. xxborrower called the servicer for assistance. xxper comment dated xx/xx/xxxx, short term FB plan was approved for x months that began from xx/xx/xxxx and ends on xx/xx/xxxx.

xxpost-closing bankruptcy activity has been found. xxsubject property is owner occupied. xxdamage or repairs have been found in the latest servicing comments.

xx: xxforeclosure was initiated on the subject property. xxFC invoice doc xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx shows the file was placed on hold due to FB or loss mitigation work out. xxfurther details have been found.
																																																																																	xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new unpaid principal balance of xxwith the interest rate of x% and P&I of $xxx.xx that began from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96195394	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Fixed	Refinance	60.513%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxCIVIL JUDGMENT (xx)xx/xx/xxxx $xxxx.xx	xx:xx/x/xxxxDate: xxx xxxx RepName:tdameron xx: xxx - xx: xx, xxxx, xxxx x:xx PM xx: xx> xx: xx - xxof xx, xxhave received your inspection results in showing xx% completed repairs, however it looks
xx/xx/xxxx like we will just need the attached xxof xxform completed by your contractor using our form    as their form is unclear as to whether or not they    have been paid in full. xxyou can please have    them either mark our form xx    writing their remaining balance still owed, or if    paid in full they would simply xx we will be all set to move    forward. (please also be sure the sworn statement    section at the bottom is also signed/dated as it
																																																																																	xx: xx: xx	Not Applicable	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97760342	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$448.42	8.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx’s xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxis a civil judgment against the borrower in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is new account transfer. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (x.x.x.xxxx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88899814	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$842.49	7.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xx.
xxactive liens and judgments have been found against the borrower and subject property.
xxcounty taxes for year xxxx have been paid off in the amount of $xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx:

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.
xxwas discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xx on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.
xxwas discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97958192	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.36	6.250%	360	xx	xx	Conventional	Fixed	Refinance	67.164%	67.164%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	Unavailable	Unavailable	Not Applicable	Financial Hardship	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx’s xxlender.”

xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xxresidential xx ’’ instead of “xx .”

xxis active water /sewer lien available in the updated title report against ‘xx’ in the xxamount of $ xxxx.xx in favor of " xx & xx " and it was recorded on xx/xx/xxxx	xx	xx:* xxservicing comment dated xx/xx/xxxx states that the reason for default of the loan is borrower's curtailment of income/excessive obligation.

xxcomments has evidenced about xximpact on borrower's income or to his financial condition.

xxsubject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported
																																																																																	xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file docs."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10392357	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.55	6.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/03/2017	xx	Not Applicable	6.250%	$954.05	09/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. xxchain of assignment has been completed. xxthe assignment is with xx D/B/A xx.
xxis xxagainst the property, in the favor of “xx, xx.”, which was recorded on xx/xx/xxxx in the amount of xx.
xxare x xxhave been found pending against the borrower, in which first judgment was shows in the favor of “xx” and which was recorded on xx/xx/xxx in the amount of xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $xx.xxx.xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxare x xxhas been pending against the borrower, in which first judgment was shows in the favor of “xx”  and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was shows in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxfor the year of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.  xxfor the year of xxxx has been paid in the amount of $x.xxx.xx on xx/xx/xxxx. xxfor the year of xxxx is due for xx/xx/xxxx in the amount of $x,xxx.xx. xxfor the xxxx are delinquent in the amount of $xxx.xx till good through date of xx/xx/xxxx.
xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for + xx days.. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is currently in the xxand the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xx % and P&I is $xxx.xx. xxdated xx/xx/xxxx and xx/xx/xxxx states, the xxfor xxof borrower unemployment. xxdate comment shows the servicer has been approved xxpx months plan, which was begin on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states; the servicer has been extended xx-xx xxfrom xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found regarding this FB plan. xxdocument and comments till xx/xx/xxxx shows the foreclosure was initiated on the subject property by referring it to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure has been placed on hold due to it is awaiting funds to xx. xxend date was xx/xx/xxxx. xx “xxN. xxand xx” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxbankruptcy case was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx. xxmodification agreement was made between the xx (the xx) and xx (the xx) on xx/xx/xxxx. BPO report dated xx/xx/xxxx located at xx” states, the subject property is owner occupied and it is in average condition. xxcomment pertaining damage to the subject property has been observed.
xx: xxdocument and comments till xx/xx/xxxx shows the foreclosure was initiated on the subject property by referring it to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the foreclosure has been placed on hold due to it is awaiting funds to xx. xxend date was xx/xx/xxxx. xxfurther information has been found.
																																																																																	xx: xx “xxN. xxand xx” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. POC has not filed by the xx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is $x.xx. xxbankruptcy case was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxmodification agreement was made between the xx (the xx) and xx (the xx) on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promise to pay P&I in the amount of $xxx.xx that was beginning on xx/xx/xxxx till the new maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96119526	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$569.50	7.000%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	7.000%	$430.91	Unavailable	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, recorded with the xx/xx# xx / xxx.

xxof assignment has been completed. xxlast assignment is with xx D/B/A xx.

x.xxis a junior mortgage active against property in the favor of “xx”, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx/xx# xx / xx.	xx	xx: xxcurrent status is collection.
xxto the collection comment date xx/xx/xxxx, the RFD is xxof income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xxto the PACER, the borrower xxand xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx.xxthe bankruptcy was discharged on
xx/xx/xxxx   and terminated on xx/xx/xxxx.
																																																																																		xxis a conventional fixed rate mortgage with a P&I of $xxx.xx with the rate of interest x.xxxxx %and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $xxx.xx and PITI is $xxx.xx and the rate of interest is x.xx % xx, there is an decreased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home has not been affixed. As per the Appraisal report dated x/xx/xxxx(xxxxxxxxxx_xxxxxxxx.pg# xx the subject property is Manufactured Housing. However, the Affidavit of Affixation is not available in the loan file. Short Form policy available in the loan file but no ALTA -x endorsement attached. Also, the VIN# xx not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report does not reflects the VIN# xx property type.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96408453	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$413.18	6.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.125%	$480.14	Unavailable	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx's xx, recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xx.

xxmortgages, liens and judgments are found against borrower and property is as follows:

x.xxis a  xxcard judgment active against borrower “xxA xx” in the favor of “xx”, which was  recorded on date xx/xx/xxxx in the amount of $x,xxx.xx.

x. xxare x xxtax lien active against borrower “xxA xx” in the favor of same plaintiff “xxof xx”, xxwere recorded on different dates xx/xx/xxxx and xx/xx/xxxx total in the amount of $x,xxx.xx with different xx# xx
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
 xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $xxx.xx and PITI is $xxx.xx and the rate of interest is x.xxx % xx, there is an increased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55391433	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$300.95	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxchain of assignment is completed as the subject mortgage is still with the lender, xx

xxactive judgments or liens found.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61470108	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$546.87	5.625%	360	xx	xx	Conventional	Fixed	Purchase	94.059%	94.059%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx. with instrument # xx.

xxchain of assignment has been completed. xxlast assignment is starts with xx.

xxis one junior mortgage to the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx. with instrument # xx.
xxliens and judgments.

xxcombined annual taxes of xxxx have been paid in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment unable to determine the reason for default. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxto the PACER, the borrower xxN. xxand xxR. xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was not filed. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxper order confirming chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee as $xxxx.xx per monthly for xx months. xxcase was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto the PACER, the borrower xxN. xxand xxR. xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was not filed. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxper order confirming chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee as $xxxx.xx per monthly for xx months. xxcase was terminated on xx/xx/xxxx.	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The subject property is located in the AL state. The following state disclosures are missing from the loan file: x Choice of Insurer."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38343170	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$281.27	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/25/2017	xx	Not Applicable	6.500%	$205.47	12/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xx's xxwith instrument # xx.

xxchain of assignment has been completed. xxlast assignment is with xx.

xxliens and judgments:
xxis one xx (or xx)) lien which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx, NA.

xxis another one xx (or xx)) lien which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment the reason for default is unemployment decreased of income. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx. xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx. xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The subject property is located in the AL state. The following state disclosures are missing from the loan file: x Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99414438	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$406.03	6.375%	240	xx	xx	Conventional	Fixed	Refinance	84.615%	84.615%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2018	xx	$9,223.94	4.000%	$220.34	03/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxchain of assignment has been completed; currently the assignment is with xx.

xxactive judgments or liens have been found against the borrower.
xst and xnd installment of county taxes of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the comments dated xx/xx/xxxx reflect that, the servicer provided xx months forbearance plan to the borrower that was started from xx/xx/xxxx to xx/xx/xxxx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxdeferred balance is $x,xxx.xx. xxis no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15341674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$375.87	5.870%	180	xx	xx	Conventional	Fixed	Purchase	89.980%	89.980%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/09/2018	xx	$5,747.71	3.875%	$162.44	02/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx’s xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxare x water sewer liens in the favor of xx of xxin the amount of $xxxx.xx
xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx’s xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxare x water sewer liens in the favor of xxutility clerk town of xxin the amount of $xxxx.xx

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72280756	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,019.15	5.375%	360	xx	xx	Conventional	Fixed	Refinance	53.687%	53.687%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of $xxx, xx.xx with xx xxis junior mortgage in the favor of xxrecorded on xx/xx/xxxx in the amount of xx. there are five IRS liens in the favor xxof the xx- xx, total in the amount of xx, recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx , xx/xx/xxxx and xx/xx/xxxx respectively.
xxxx xxxst and xnd tax have been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxx.xx.xxxx xxxrd tax has been paid on xx/xx/xxxx in the amount of $xxx.xx and xxxx xxxth tax is due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collections.
 xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxxx.xx and PITI is in the amount of  $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24013012	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$418.79	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/25/2019	xx	Not Applicable	6.875%	$297.33	05/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xxDBA xx.
xxchain of assignment has been completed as currently the assignment is with xx, recorded on xx/xx/xxxx.
MERS as nominee for;
x) xxtax lien found pending against the borrower recorded on xx/xx/xxxx in the amount of $xxx.xx which is in the favor of xxof xx.
x) xxcard judgment found pending against the borrower recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xxINC.
x) xxmore credit card judgment found pending against the borrower recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xx.
xx;
x) xxcombined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is not making regular payments. xxloan payments are currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxmodification agreement was made between the borrowers xxA. xx, xx & lender xx, on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx.
xxcomment dated xx/xx/xxxx shows that the foreclosure was dismissed. xxother information found regarding foreclosure filings.
xxhas not filed bankruptcy yet.
xxcomment dated xx/xx/xxxx shows the reason for borrower's default as covid affected.
xxBPO report dated xx/xx/xxxx located at xx shows that the subject property is in average condition. xxsubject property is occupied by the owner. xxvisible damages or repairs have been observed on the subject property.
xx: xxcomment dated xx/xx/xxxx shows that the foreclosure was dismissed. xxother information found regarding foreclosure filings.
xx: xx	xxmodification agreement was made between the borrowers xxA. xx, xx & lender xx, on the effective date of xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95924916	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.37	6.000%	360	xx	xx	Conventional	Fixed	Refinance	72.564%	72.564%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82438785	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$433.47	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/02/2016	xx	Not Applicable	6.250%	$341.00	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx. xxreview of the updated title report dated xx/xx/xxxx shows xxmortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx. xxchain of the assignment is completed. xxactive judgment and liens have been found. xxdelinquent taxes have been found for the prior year. xxannual taxes for the year xxxx have been paid the xnd installment is pending in amount of $xxxx.xx.	xxreview of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxreview of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.xxloan modification agreement was made between the borrower xxand the lender xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx%and a P&I of $xxx.xx xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx%and a P&I of $xxx.xx xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69450217	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$377.16	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/26/2018	xx	Not Applicable	6.750%	$311.39	08/01/2018	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxE xxthe subject mortgage was recorded on xx/xx/xxxx with the xxof xx xxchain of assignment is complete as the current assignee is xx.
xxis a credit card lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxis a civil judgment recorded on xx/xx/xxxx with no amount provided in the favor of xxand city council of xx.
xxis a civil judgment recorded on xx/xx/xxxx with no amount provided in the favor of xx.
xxis a civil judgment recorded on xx/xx/xxxx with no amount provided in the favor of xx.

xxannual tax for the year xxxx is paid. xxutilities for the year xxxx is due in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collections the loan is in bankruptcy. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments. xxfiled chapter xx bankruptcy on xx/xx/xxxx with the case # xx the plan has been confirmed on xx/xx/xxxx. xxPOC has been filed on xx/xx/xxxxwith the secured claim amount of xxand arrears of $xxxx.xx.xxper the plan borrower shall pay to the trustee $xxx.xx for xx months.
																																																																																	xx: xx: xxfiled chapter xx bankruptcy on xx/xx/xxxx with the case # xx the plan has been confirmed on xx/xx/xxxx. xxPOC has been filed on xx/xx/xxxxwith the secured claim amount of xxand arrears of $xxxx.xx.xxper the plan borrower shall pay to the trustee $xxx.xx for xx months.	xxloan modification agreement was made on xx/xx/xxxx between xxand xx. xxnew principal balance amount is xx. xxrate of interest is x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Origination appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98544564	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.57	5.625%	360	xx	xx	Conventional	Fixed	Refinance	55.556%	55.556%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2017	xx	Not Applicable	5.625%	$519.18	03/01/2017	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx.
xxchain of assignment is complete as the current assignee is xx.
xxis a junior lien recorded on xx/xx/xxxx in the amount of xxin the favor of xx.
xxutilities for the year xxxx is due in the amount of $xxx.xx.

xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx which was applied for the due date of  xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
xx: xxper the collection comments the loan is in collections. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between xxand xx. xxnew principal balance amount is xxthe rate of interest is x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4947360	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$493.38	6.250%	240	xx	xx	Conventional	Fixed	Refinance	69.588%	69.588%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis a junior mortgage against the subject property which was originated on xx/xx/xxxx in the favor of xxin the amount of xxand recorded on xx/xx/xxxx with instrument# xx xxare seven xx/xxliens against the subject xxare as follows;
x. xxare two xxliens against the subject xxin the favor of xxof xxin the amount of $ xxxx.xx which was recorded on different dates.
x. xxare four xxof gas liens (xx/xx) against the subject xxin the favor of xxof xxin the amount of $ xxxx.xx which was recorded on different dates.
x. xxare xx (xxliens) against the subject xxin the favor of various in the amount of xxwhich was recorded on xx/xx/xxxx.
																																																																																xx	xx: xxper comment dated xx/xx/xxxx, the reason for default is xx. xxevidence has been found regarding foreclosure and bankruptcy. xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50914143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,046.66	7.000%	240	xx	xx	Conventional	Fixed	Refinance	94.406%	94.406%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx.

xxchain of assignment has been completed.

xxis one junior mortgage active against the property in the amount of xxin the favor of “xx-xx & xx” which was recorded on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.

xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x months behind his scheduled payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxcurrent UPB as of the date is xx.

xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

xxRFD is unable to be determined.

																																																																																	xx: xx: xxper the PACER records, the borrower “xx” had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC claim amount xxand the arrearage amount is $x,xxx.xx. xxschedule D in voluntary petition shows the secured claim in the amount of xxand the value of collateral which supports the claim is xx. xx, there is no unsecured amount remains. xxplan was confirmed on xx/xx/xxxx. xxBK was dismissed on xx/xx/xxxx and fully terminated on xx/xx/xxxx.	xxis conventional fixed mortgage with the original P&I $x,xxx.xx and the interest rate x% with the maturity date xx/xx/xxxx. xxper the payment history tape data as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x%. xx, there is decrease in P&I with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects the xxeffective date is xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. According to the tape data and tax report, the subject property type is “Manufactured Home”. However, the affidavit of affixation is not found in the loan file. The ATLA x endorsement is not attached with the final title policy and the Deed of Trust does not list the VIN# xx its description. Hence, unable to determine whether the home is attached to the permanent foundation."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71448549	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$371.20	6.375%	360	xx	xx	Conventional	Fixed	Refinance	88.806%	88.806%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/07/2015	xx	$4,424.28	4.375%	$287.92	02/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxT. xx (borrower) and (lender) xx, INC, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx / xxx. xxchain of the assignment has been completed. xxcurrent assignment is with xx D/B/A xx.
xxannual installments of combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxcurrent ownership is vested in the name of xxT. xx (borrower).
xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.

xx: xxreview of comment history shows that the loan is in collection. xxproperty is owner occupied. xxdamage or repair to the property has been found. xxper comment history dated xx/xx/xxxx, the borrower's income has been impacted by covid xx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx. xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.xxx %with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis a deferred balance of $xxxx.xx has been stated.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44118603	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,152.21	5.750%	360	xx	xx	Conventional	Fixed	Purchase	94.978%	94.978%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xxand xx, xx.
xxchain of assignment is complete as the current assignee is xx.
xxutilities for the year xxxx is paid in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is in collections. xxto the payment history, the current UPB is xx. xxlast payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
																																																																																	xx: xx: xxfiled chapter xx bankruptcy on xx/xx/xxxx with the case # xx the loan was discharged on xx/xx/xxxx.xxpoc xxbeen filed on xx/xx/xxxx with the secured claim amount of xxand arrears of xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71100288	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$703.76	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	702	Not Applicable	47.099%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx’s xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxactive liens and judgments have been found.
xx	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-xx and laid off from work. xxfurther details have been found.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23203777	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$357.71	5.500%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2017	xx	Not Applicable	4.000%	$185.14	01/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx's xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12630782	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.12	5.500%	180	xx	xx	Conventional	Fixed	Refinance	64.955%	64.955%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2016	xx	Not Applicable	5.500%	$148.84	02/01/2016	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx.
xxis a water-sewer lien active in the amount of $xxx.xx in favor of xx, which was recorded on xx/xx/xxxx.
xxare two active mortgages has been found. xxfirst was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of R. O. xx. xxanother mortgage was originated on xx/xx/xxxx in the amount of xxin favor of xx. it was recorded on xx/xx/xxxx.
xxfirst and second installments of county taxes for the year xxxx have been paid in the amount of $xxx.xx each respectively. xxcurrent ownership is vested in the name of xx (borrower).

xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.x%.

xx: xxreview of comment history shows that the loan is in collection. xxreason for default is covid impact.

xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.x%.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx. xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.x% with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis no deferred balance has been stated.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63722145	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$529.21	4.875%	360	xx	xx	Conventional	ARM	Cash Out	65.359%	65.359%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the MERS as nominee for xx. with xx # xx
xxchain of assignment has been completed; currently the assignment is with xx D/B/A xx. xxis no any xxjudgments or xxfound against the borrower.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history the borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the property is occupied by the borrower. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "The Operative Index value is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33568591	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.79	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xxmortgage group, LLC” for the amount of xx.
xxchain of assignment has been completed. xxthe assignment is from xx, D/B/A/ xx recorded on xx/xx/xxxx.
xxis state tax lien against the borrower in the favor of xxof revenue collection enforcement for the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39997100	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$344.80	6.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xx, a xxof xx, N. A. xx. xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is marital difficulties.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx: xx: xxborrower xxhad filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage is $xxx.xx. xxper the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. xxdate of the last filing is xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71235802	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$839.31	5.625%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2018	xx	$38,984.08	4.000%	$647.30	09/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xxIII. and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings and xxfilings.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39307408	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$354.04	6.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior xx/xx/xxavailable in the updated title report against xxG. xxin the amount of $x,xxx.xx in favor of "xxof xx,xx" and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was not offered any resolution plan by servicer. xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed and debtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed.
																																																																																	xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed and debtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56385949	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$602.55	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/26/2020	xx	Not Applicable	4.750%	$321.51	08/01/2020	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxwith xx# xx / xxxxxx.
xxchain of assignment has been completed; currently the assignment is with xx .
xxto the payment history as of xx/xx/xxxx, the borrower is x month delinquent with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history the borrower is x month delinquent with the loan. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx and plan was confirmed on xx/xx/xxxx with the case# xx the plan was discharged on xx/xx/xxxx. xxPOC amount was xxand xxamount was $x,xxx.xx.	xxloan modification agreement was made between the borrower xx. and xxB xxand servicer xx d/b/a xxon xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith xxrate of x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18956702	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$347.64	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxSSB which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-xx and laid off from work. xxfurther details have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42781981	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$394.95	6.125%	360	xx	xx	Conventional	Fixed	Purchase	72.222%	72.222%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of $xx, xxxx.xx with MERS as for xx.
xxare three mortgage ,xst is in the favor of xx, national xxrecorded on xx/xx/xxxx in the amount of xx,xnd is in the favor of xx, recorded on xx/xx/xxxx in the amount of xxand xrd is in the favor of xxrecorded on xx/xx/xxxx in the amount fxx.
xxtitle report as of xx/xx/xxxx shows there is IRS lien in the favor of xx recorded on xx/xx/xxxx in the amount of xx.
xxis civil judgment in the favor of xxof xxrecorded on xx/xx/xxxx in the amount of $xxx.xx.
xxxx county annual tax has been paid o xx/xx/xxxx in the amount f$xxxx.xx.
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is unavailable.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91080509	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$704.08	5.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	$6,573.19	4.000%	$437.33	09/01/2019	Financial Hardship	xxactive judgments or liens found.	xxper payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx.	xx: xxper payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxprincipal balance is $x,xxx.xx & interest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Origination Appraisal	xx	x: Curable		* Missing Appraisal (Lvl x) "Missing Appraisal"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58873508	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.71	5.000%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/01/2020	xx	Not Applicable	4.375%	$242.81	01/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxis junior mortgage in amount xxin favor of  xx recorded on xx/xx/xxxx.
xxis state tax lien in amount $xxxx.xx in favor of xxof xxrecorded on xx/xx/xxxx.
xxare two xx (IRS xx/xx/DoJ) in amount xxin favor of xxof the xx-xxrecorded on xx/xx/xxxx & xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xx	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made between xxL. xx (borrower) and xx D/B/A xxon xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40863538	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,868.62	5.375%	360	xx	xx	Conventional	Fixed	Refinance	64.173%	64.173%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/03/2017	xx	Not Applicable	5.375%	$1,367.11	08/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx D/B/A xx" instead of xx.

xxtaxes for the year of xxxx was paid in the amount xx.
xxis one junior mortgage on the subject property lend by “xx” in the amount xxwhich was recorded on xx/xx/xxxx.
xxis one active HOA lien plaintiff by “xx” in the amount $xxx.xx which was recorded on xx/xx/xxxx. xxsubject property is located in xx (super lien state). xxcan be possibility of foreclosure due to this unpaid non mortgage lien. xxcan be cure by paying the lien with late charges.	xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxto the servicing comments dated xx/xx/xxxx, borrower lost his/her income due to covid-xx.
xxforeclosure and bankruptcy action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrowers “xxand xx” and servicer (xx) “xx” on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $x,xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78170572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.77	6.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxM. xxand xxand xxE. xxand lender xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx D/B/A xx, its successors and assigns”.	xx	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x months and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx, the COVID-xx FB plan has been extended for x months which starts from xx/xx/xxxx and end on xx/xx/xxxx.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38183868	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	12/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$404.04	7.375%	360		xx	xx		Conventional	Fixed		Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxremains owners of subject property, full assignment of mortgage provided with updated title. xxproperty taxes are $xxx.xx and are current. xxservicer of record is xx. xxrisk or judgments noted.	xxsuccessfully completed modification in previous xx months, and is currently due for xx/xx/xxxx. xxcontinues to evidence average willingness to repay.	xx: xxof notations available for review. xxcontinues to make payments and continues on average rolling xx to xx day lates. xxfor modification. xx: xx: xx	Not Applicable	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Missing executed note."		* Property is Manufactured Housing (Lvl x) "As per the updated title report dated on x/x/xxxx the subject property is affixed. Updated title report shows VIN number “xxxxxxxxxxxAB”."										Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43040571	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.31	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has not been completed. xxcurrent assignment of mortgage is with xxwhich was recorded on xx/xx/xxxx. xxassignment of mortgage is missing between xx and xx.

xxactive judgments or liens have been found against the borrower/subject property.
xx	xx: xxper the review of collection comments, the current status of the loan is performing. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxBPO report xx dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94203104	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$749.48	6.625%	360	xx	xx	Conventional	Fixed	Refinance	89.969%	89.969%	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	48.456%	First	Final policy	Not Applicable	Not Applicable	05/15/2014	xx	Not Applicable	4.625%	$536.43	06/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx's xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:
x)xxin the amount of $xxxx.xx having plaintiff as xx and recorded on xx/xx/xxxx.
xxis one junior mortgage in the amount of xxhaving plaintiff as C/R xx.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x moth delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is delinquent. xxshows the willingness and ability of borrower to pay the payment is poor also its servicer rating does not meets the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x moth delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxcomment pertaining foreclosure found in the loan file.
xxM xxand xxL xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim as xxvalue of collateral as xxand unsecured portion $x.xx. xxfor relief from automatic stay was filed on xx/xx/xxxx.xxper the case summary the current status is awaiting discharge.
xxcomment pertaining repair or damage found in the loan file.
xx: xx: xxM xxand xxL xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim as xxvalue of collateral as xxand unsecured portion $x.xx. xxfor relief from automatic stay was filed on xx/xx/xxxx.xxper the case summary the current status is awaiting discharge.
xxmodification agreement was made between xxL xxand xxM xxand lender xxon x/xx/xxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "Subject property is in state of Wisconsin and require following disclosures however the disclosures are missing from the loan file.
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
																																																																																								Tattle Tale Notice under the Marital Property Act"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70330291	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$470.63	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	6.625%	$470.63	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx.
xxactive judgment or liens have been found.
xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxborrower had filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx xxhas discharged on xx/xx/xxxx xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx  with lender xx’s xx  which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xxactive judgment or liens have been found.

																																																																																	xx: xx: xxborrower had filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx xxhas discharged on xx/xx/xxxx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54664640	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.12	5.875%	360	xx	xx	Conventional	Fixed	Refinance	58.333%	58.333%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xxof xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx, on xx/xx/xxxx. xxshould be with FEMA.

xxactive judgments or liens found

xxhalf town taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxhalf town taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxper review of latest servicing comment, the subject property is in good condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable	Right of Rescission	xx	x: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97660969	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$565.14	6.000%	360	xx	xx	Conventional	Fixed	Refinance	96.677%	96.677%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.745%	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	Not Applicable	6.000%	$409.34	11/01/2017	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xxof xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx."

x. xxactive judgments or liens found.

x. xxcounty taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5925179	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$526.27	6.250%	240	xx	xx	Conventional	Fixed	Refinance	72.727%	72.727%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	756	Not Applicable	26.722%	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	6.250%	$154.67	06/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx d/b/a xx” instead of “xx.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings and xxfilings.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74697247	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$640.51	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.556%	First	Final policy	Not Applicable	Not Applicable	08/15/2013	xx	Not Applicable	4.000%	$396.84	09/01/2013	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxactive judgments or liens found

xxhalf county taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxhalf county taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxand xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of x,xxx.xx.

xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxjudgment was filed on xx/xx/xxxx with case # xx xxto the order of dismissing case located at xx/xx/xxxx, which located at xx, the borrower had filed bankruptcy on xx/xx/xxxx. xxdetails regarding the foreclosure are not available.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxjudgment was filed on xx/xx/xxxx with case # xx xx, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/xxxx. xxdetails regarding the foreclosure are not available.
																																																																																	xx: xxto the PACER, the debtor "xxand xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of x,xxx.xx.	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35059042	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$483.47	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	583	597	46.190%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxremains current over of subject with current servicer of xx xxproperty taxes of $x,xxx.xx with delinquent utilities of $xxx.xx. xxhas one outstanding judgment that reflects a zero balance.	xxis current. xxcontinues to make timely payments.	xx: xxadvised servicer HOI was cancelled due to non-renewal bo xxfor missing evidence of completed repairs borrower previously completed. xxlast contact with servicing in xx/xx servicing made attempts to reach borrower following regarding xx/xx and xx/xx payments no response from borrower.
																																																																																	xx: xx: xxinitial filed for chapter x bankruptcy in xxxx and was converted to chapter xx and discharged in xxxx.	Not Applicable		xx	x: Acceptable													Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19641482	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$530.29	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	77.273%	77.273%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	674	699	32.046%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for r xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xx,xx. and it was recorded on xx/xx/xxxx.

xxis an active junior state tax lien available in the updated title report against xxL. xxin the amount of $x.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings
xx: xx: xxdebtor (xxand xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
																																																																																	xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand the value of collateral is xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $xxx.xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49624011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$405.52	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	708	Not Applicable	63.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xxand was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxlast assignee is xx or xx. xxlast assignment from xx xxto xx. xxannual county property taxes which is in the amount of $xxx.xx was paid on xx/xx/xxxx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcurrent legal status of borrower is active bankruptcy. xxcomment dated on xx/xx/xxxx shows that borrower xxN. xxwas deceased on xx/xx/xxxx. xxdeath certificate is located at xxcomment dated xx/xx/xxxx shows that borrower facing financial issue. xxreason for default is curtailment of income. xxcomment dated on xx/xx/xxxx shows that damaged property. xxcomment dated on xx/xx/xxxx shows that complete intended to repair.
xxand xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is xxand unsecured portion is $x.xx. xxvalue of collateral is $xx.xxx.xx. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount $x,xxx.xx. xxfor relief from automatic stay was not filed by debtor.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxinformation regarding covid-19.
xxand repairs found on subject property.

xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that borrower xxN. xxwas deceased on xx/xx/xxxx. xxdeath certificate is located at xx comment dated xx/xx/xxxx shows that borrower facing financial issue. xxreason for default is curtailment of income. xxcomment dated on xx/xx/xxxx shows that damaged property.  xxcomment dated on xx/xx/xxxx shows that complete intended to repair.
xxfurther information found regarding foreclosure.

xx: xxand xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is xxand unsecured portion is $x.xx. xxvalue of collateral is $xx.xxx.xx. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount $x,xxx.xx. xxfor relief from automatic stay was not filed by debtor.	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "xxxx shows borrower income is $xxx.xx and total expenses are $xxx.xx. DTI is xx.xxx%."
* Missing Required State Disclosures (Lvl x)     "The property is located at Louisiana state.
The following state disclosures are missing from the loan file:-
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x. Anti-Tying Disclosure
																																																																																								x. Financial Institution Choice of Insurance Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96759909	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.42	7.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	675	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/23/2018	xx	$6,691.37	3.500%	$186.88	04/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, xxand was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxlast assignee is xx or xx, NA but last assignment from xx xxand xxto xx.

xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing.. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount ofxx and current interest rate as per pay history is .x.xxx%.	xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxborrower is performing.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing.. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount ofxx and current interest rate as per pay history is .x.xxx%.
xxmodification agreement was made between xxand lender xx on xx/xx/xxxx.  xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance was $x,xxx.xx. xxare no steps in the modification.
xxbankruptcy and foreclosure found against borrower,
xxdamages and repairs have been found on subject property.
xxinformation regarding xx-xx.

																																																																																	xx: xx: xx	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance was $x,xxx.xx. xxare no steps in the modification.	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The property is located at Mississippi state. There are no state disclosures are required for this state."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38012870	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.35	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2018	xx	$52,320.75	4.000%	$604.84	07/01/2018	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xxtree xx, A xx.
xxis senior mortgage lien recorded on xx/xx/xxxx in the amount of xxin the favor of xx payment xx, xx.
xxchain of assignment is complete as the current assignee is xx.
xxcounty for the year xxxx is due in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xxplus the deferred amount of xxthe last payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is in collections. xxto the payment history, the current UPB is xxplus the deferred amount of xxthe last payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
xx: xx: xxfiled chapter xx with the case # xx xx/xx/xxxx.xxfiled the POC on xx/xx/xxxx with the secured claim amount of xxand the arrears amount of xx.	xxloan modification agreement was made on xx/xx/xxxx between xxand xx.
xxnew principal balance amount is xxplus the deferred amount of xxthe rate of interest is x.x% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.xxbearing amount is xx.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Origination appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54915136	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/22/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.87	6.375%	360	xx	xx	Conventional	Fixed	Purchase	23.529%	23.529%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active civil judgment against subject property which is in the amount of $x,xxx.xx, recorded on xx/xx/xxxx and filed by SNAP on xx xxtax report has not been received yet.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxto the comment dated xx/xx/xxxx the RFD is curtailment of income. xxfurther information has been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8172686	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.66	6.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/03/2018	xx	Not Applicable	5.250%	$676.72	01/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xxand was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxchain is from xx to xx and from xx to xx. NA or xx. xxactive judgments and lien has been found on subject property.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxBK found against borrower.
xxdamages and repairs have been found on subject property.
xxinformation regarding xx-xx.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxmore information found regarding xx-xx. xxservicing comment dated on xx/xx/xxxx shows that disaster landlines have been found. xxcomment dated xx/xx/xxxx shows that borrower initiated with Covid_auto system xx.
xxmore information regarding foreclosure.

xx: xx	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located at Illinois state.
The following state disclosures are missing from the loan files:-
x. IL Collateral Protection Insurance Notice
																																																																																								x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48803290	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,562.68	6.625%	360	xx	xx	Conventional	Fixed	Refinance	61.013%	61.013%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	664	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/05/2017	xx	Not Applicable	4.250%	$1,241.17	11/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx..
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a real estate tax lien in the favor of xxor xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xnd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual installment of county jurisdiction tax of xxxx has been delinquent in the amount of $x,xxx.xx which was good through xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx, the reason for default is the borrower has been impacted by covid-19.
xxper the comment dated xx/xx/xxxx, covid forbearance has been approved that began from xx/xx/xxxx till xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxJ xxand (xx) xx, on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxJ xxand (xx) xx, on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $x,xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51326707	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$390.86	7.500%	360	xx	xx	Conventional	Fixed	Purchase	79.971%	79.971%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2011	xx	$9,369.66	2.000%	$161.32	01/01/1900	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active junior mortgage against subject property which is in the amount of xxrecorded on xx/xx/xxxx and filed by xxof xx, a xxmunicipal corporation.
xxcounty taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.
xxto the comment dated xx/xx/xxxx the borrower xxL. xxhas deceased on xx/xx/xxxx. xxfurther information has been found.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.
xxborrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx and the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22673456	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$367.09	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/07/2009	xx	Not Applicable	5.500%	$347.87	04/01/2009	Financial Hardship	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby lender xx and recorded on xx/xx/xxxx. xxof assignment is incomplete. xxtaxes for the year xxxx were paid on xx/xx/xxxx in the amount of xxxx.xx.
xxliens and judgments are active on subject property
xxare multiple code enforcement liens recorded in the amount of $xxxx.xx from xxxx to xxxx by xxof xxand xx, xx.
xxrecorded on xx/xx/xxxx in the amount of xxxx.xx by xxof xx, xx.	xxof payment history as of xx/xx/xxxx shows that borrower is current with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xxx%.	xx: xxis currently performing with the loan.
xxof payment history as of xx/xx/xxxx shows that borrower is current with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xxx%.
xxfiled bankruptcy under chapter x on xx/xx/xxxx with case# xx xxwas discharged on xx/xx/xxxx.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs were found to the subject property.
																																																																																	xx: xx: xxfiled bankruptcy under chapter x on xx/xx/xxxx with case# xx xxwas discharged on xx/xx/xxxx.	xxmodification agreement was made between xxand xx "borrower" and xx "xx' on xx/xx/xxxx. xxbalance as per modification is xxwhich is also an interest bearing amount. xxis in three steps. xxmaturity date is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74035113	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	$1,416.09	Unavailable	6.625%	360	xx	xx	Conventional	ARM	Not Applicable	89.685%	89.685%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2016	xx	$111,422.72	2.000%	$821.60	07/01/2016	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxand xx, xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx.
xxchain of assignment is complete as the current assignee is xx.
xxis a credit card judgment recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xx.
xxcounty for the year xxxx xth installment is due in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xxplus the deferred amount of xxthe last payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.	xx: xxper the collection comments the loan is in collections. xxto the payment history, the current UPB is xxplus the deferred amount of xxthe last payment has been made in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx.xxborrower is x month behind his scheduled payments.
xx: xxnotice of lis pendens had been filed on xx/xx/xxxx, recent notice of lis pendens has been filed on xx/xx/xxxx, no release of lis pendedns has been found in the loan file. missing the de-acceleration letter.
xx: xxfiled chapter x bankruptcy on xx/xx/xxxx with case xxand the case has been discharged on xx/xx/xxxx.	xxstep loan modification agreement was made on xx/xx/xxxx between xxand xx.
xxnew principal balance amount is xxplus the deferred amount of xxthe rate of interest is x% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84659037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.88	5.000%	300	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/21/2018	xx	Not Applicable	4.000%	$444.59	05/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xxof xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.

xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan files." * Operative index value is unable to confirm (Lvl x) "Operative index value is unable to determine."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30986844	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$755.44	6.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	12/01/2013	xx	Not Applicable	6.000%	$659.89	01/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxst installment of xxtax for xxxx has been paid off in the amount of x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the active xxand the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment xxto xxthe reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xxto the PACER the borrower xxA xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $x.xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx there is no comment indication a cram down.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84540196	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	10/02/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$478.13	Unavailable	6.375%	360	xx	xx	Conventional	ARM	Cash Out	59.801%	59.801%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	759	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx
xxis a junior mortgage in the amount of xx.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is xx month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is xx month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found.
xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16966331	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.62	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	703	734	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/19/2012	xx	Not Applicable	2.000%	$748.81	04/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx

xxactive judgments or liens have been found.	xx	xx: xxper servicing comments the loan is in collections. xxevidences are available regarding foreclosure and bankruptcy.
																																																																																	xx: xx: xxto PACER xx, xxand xxhad filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxamended POC was filed on xx/xx/xxxx with the secured claim of xxand with $x.xx arrears. xxto schedule D, the value of the collateral is xxand the amount of secured claim is xx. xx, the unsecured debt remains as in the amount of xx. xxwas confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79496501	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$883.06	5.750%	360	xx	xx	Conventional	ARM	Purchase	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx d/b/a xxon xx/xx/xxxx. xxshould be assigned with xx.

xxis a xxlien of ‘xxof xx’ against the borrower ‘xxL. xx’ in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxis one civil judgment open against the borrower in the amount of $xxx.xx with xxwhich was recorded on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.

xxforeclosure has been noted.

xxbankruptcy has been filed.

xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxfurther details have been found.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is tenant occupied. xxregarding the damage and repair is not available in the latest servicing comments.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6254441	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$659.51	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	89.431%	89.431%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/15/2019	xx	$45,703.35	4.250%	$462.42	05/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
x) xxare two state tax liens open against the borrower in the favor of xxin the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxx.
x) xxis a civil judgment open against the borrower in the favor of xxin the amount of x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.

xxforeclosure was started in xxxx and the complaint was filed on xx/xx/xxxx. xxon file was put on hold due to bankruptcy. xxfurther details have been found.
																																																																																	xx: xx: xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remains as $x,xxx.xx. xxxx xxwas filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxand regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx.	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67286786	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,717.85	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/29/2018	xx	$62,586.13	3.875%	$791.25	08/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx” with xx.
xxchain of assignment has been completed.
xxis one state tax lien active against the borrower “xx” in the amount of $x,xxx.xx in the favor of “xxof xxof xx” which was recorded on xx/xx/xxxx.
xxtaxes for the year xxxx-xx have been paid off in the total amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxBK & FC have been noted.

xxdamage or repairs have been found in the latest servicing comments.

xxto the collection comments dated xx/xx/xxxx, the borrower’s income has been reduced due to xx-xx. xx, the borrower stated that he does not want to receive any assistance option and schedule payment.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxper xx, the deferred balance is xxand the interest bearing amount is xx. xxforgiven has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88433620	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$328.56	5.250%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	3.500%	$272.53	12/01/2017	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx
xxactive judgments or liens have been found.
xxannual tax is $xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is excessive obligations.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48460754	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$320.16	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/20/2014	xx	Not Applicable	6.625%	$303.14	10/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx,xx. and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes was paid in the amount of $x,xxx.xx. xxactive judgments and liens are found on updated title.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxborrower is performing. xxcomment dated on xx/xx/xxxx shows that borrower impacted by xx-xx. xxcan't make payment because of corona virus pandemic. xxchose forbearance plan temporarily. xxcomment dated on xx/xx/xxxx shows that he/she sent to mail requesting money due to hail damage. xxcomment dated on xx/xx/xxxx shows the reason of damage. xxcomment dated on xx/xx/xxxx shows that action done according to okay and self-repairing. xxreason is xxdisaster. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxcomment dated on xx/xx/xxxx shows that reduction in income due to covid-19 xxmodification agreement was made between xxM. xxand xxE. xxand lender xx on xx/xx/xxxx.  xxnew modified rate is x.xxxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%
xxbankruptcy found against borrower.
xxdamages and repairs have been found on subject property.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that borrower impacted by xx-xx. xxcan't make payment because of corona virus pandemic. xxchose forbearance plan temporarily. xxcomment dated on xx/xx/xxxx shows that he/she sent mail requesting money due to hail damage. xxcomment dated on xx/xx/xxxx shows the reason of damage. xxreason is xxdisaster. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxcomment dated on xx/xx/xxxx shows that reduction in income due to covid-19.
xxfurther information regarding to foreclosure.

xx: xxE. xxand xxM. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is xxand unsecured portion is $x.xx. xxdebtor filed POC, the date or amount is unknown. xxfor relief from automatic stay was not filed by debtor.	xxmodification agreement was made between xxM. xxand xxE. xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at Iowa state.
The following state disclosures are missing from loan file:-
x. Credit Agreement Disclosure
x. Cosigner Notice
x.Notice to Consumer
x.Compliance with Truth in Lending Act
																																																																																								x.Choice of Insurer Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95586199	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$347.64	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/04/2018	xx	Not Applicable	6.500%	$331.62	11/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xxN.A. and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx. xxcounty property taxes was paid for the year of xxxx with the amount of $x,xxx.xx. xxactive judgments and liens on updated title.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xxon xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxper servicing comment dated on xx/xx/xxxx to xx/xx/xxxx xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxhas been facing financial issue. xxfurther information regarding foreclosure.
xxT. xxand xxA. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxbk was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is $xx.xxx.xx and unsecured portion is $x.xx. . xxfor relief from automatic stay was filed by debtor on xx/xx/xxxx.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xxon xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxbankruptcy found against borrower.
xxdamages and repairs have been found.
xxinformation regarding xx-xx.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxhas been facing financial issue. xxfurther information regarding foreclosure.
xx: xxT. xxand xxA. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxbk was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is $xx.xxx.xx and unsecured portion is $x.xx. . xxfor relief from automatic stay was filed by debtor on xx/xx/xxxx	xxmodification agreement was made between xxT. xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at South Carolina State.
The following state disclosure are missing from the loan file:-
x. Agent Preference Disclosure
x. Casualty Insurance Disclosure
																																																																																								x. Manufactured Home Loan Disclosures"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4756271	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$373.94	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx.

xxchain of assignment has been completed.

xxis one junior mortgage active against the subject mortgage in the favor of xx & xx, in the amount of xx, originated on xx/xx/xxxx and recorded on xx/xx/xxxx.

xxare multiple judgments against the borrower in favor of different plaintiffs for the total amount of xxrecorded on different dates.

xxannual installment of county taxes for the year xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is collection.

xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper comment dated xx/xx/xxxx, the borrower said that she has been affected by virus as her working hours were cut. xxper comment dated xx/xx/xxxx, x months short term forbearance plan was approved which began from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

xxper comment dated xx/xx/xxxx, the reason for default is xx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48737834	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.75	6.375%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, xxand was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes was paid in the amount of $x,xxx.xx. xxactive judgments and liens are found on updated title.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that curtailment of income.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxbankruptcy found against borrower.
xxdamages and repairs have been found on subject property.
xxinformation regarding covid-19.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxinformation regarding foreclosure.
xx: xx	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at Illinois state.
The following state disclosures are missing from the loan file:-
x. IL Collateral Protection Insurance Notice
																																																																																								x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66922888	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.92	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/15/2014	xx	Not Applicable	4.500%	$651.67	01/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xxand was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes was paid in the amount of $xxx.xx. xxactive judgments and liens are found on updated title.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcurrent legal status of borrower is collection. xxcomment dated on xx/xx/xxxx shows that curtailment of income.
xxmodification agreement was made between xxand lender xx on xx/xx/xxxx.  xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxbankruptcy and foreclosure found against borrower.
xxdamages and repairs have been found on subject property.
xxinformation found regarding xx-xx.

xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxfurther dail have been found regarding foreclosure.
xx: xx	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at "Illinois" state.
The following state disclosures are missing from loan file:-
x. IL Collateral Protection Insurance Notice
																																																																																								x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30916917	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$364.93	6.250%	300	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/12/2017	xx	Not Applicable	6.250%	$228.41	11/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xxof xxN.A.”.
xxper updated title report document xx there is a HOA liens against the subject property in the total amount of xxin the favor of “xx” & recorded xx/xx/xxxx. xxsubject property address is mentioned on the documents.
xxper updated title report document, xx there is a water/sewer lien against the subject property in the total amount of $xxx.xxin the favor of “xx” & recorded on xx/xx/xxxx.
xxper updated title report, there is an active junior credit card judgment available against the borrower in the amount of $x,xxx.xx in the favor of "xx" & recorded on xx/xx/xxxx.
xxcombined taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx.xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42689757	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$622.71	5.000%	360	xx	xx	Conventional	ARM	Refinance	66.286%	66.286%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed; currently the assignment is with xx xxactive judgments or liens have been found against the borrower.

xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is a family issue.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Unable to confirm the operative index value in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69574737	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.14	6.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2018	xx	Not Applicable	4.000%	$727.79	06/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxlast assignment was done from xx to xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxare three HOA liens for unpaid maintenance against the subject property in the favor of xxfor the amount of xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
xxis civil judgment in amount $x,xxx.xx in favor of xxof xxrecorded on xx/xx/xxxx.
xxtax cert is available in the updated title.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxreview of the servicing comments shows that the loan is collection process. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28271902	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$331.91	2.875%	360	xx	xx	Conventional	ARM	Cash Out	68.376%	68.376%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx.” for the amount of xx.
xxchain of assignment has not been completed. xxassignments have been found.
xxis code enforcement lien against the subject property in the favor of xxof xxand development department for the amount of $x.xxx.xx recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the foreclosure referral stepx has been completed. xx, the comment dated xx/xx/xxxx; the foreclosure was placed on hold due to covid-19. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure referral stepx has been completed. xx, the comment dated xx/xx/xxxx; the foreclosure was placed on hold due to covid-19.

																																																																																	xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40127509	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/26/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.69	6.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx , L.L.C.and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes was paid in the amount of $x,xxx.xx.
xxis one xx, xxor attorney lien which is in the amount of $x,xxx.xx. xxplaintiff's name was xxB. xxand it was recorded on xx/xx/xxxx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxlegal status of borrower is in collection. xxwillingness to pay is poor. xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxwas facing financial issue. xxcomment dated on xx/xx/xxxx shows xxbut no more information about sold.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xxbankruptcy and foreclosure have been found.
xxdamages and repairs has been found on subject property.
xxmore information regarding xx-xx.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx/ xxcomment dated on xx/xx/xxxx shows that curtailment of income. xxwas facing financial issue. xxcomment dated on xx/xx/xxxx shows xxbut no more information related to sold.
xxmore information regarding to foreclosure.
																																																																																	xx: xx	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The property is located at "Nebraska" state. The following state disclosure is missing from loan file:- x. Construction Finance Notice"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76355498	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$452.48	4.875%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2014	xx	Not Applicable	4.500%	$317.52	01/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xxof xxN.A. and was recorded on xx/xx/xxxx with xx# xx in the amount of xx.xx of the assignment is complete. xxactive judgments or liens found against the borrower/xxproperty. xxcounty annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior delinquency taxes are found.	xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is covid virus.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxmodification agreement made between borrower xxA xxand xx (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15904474	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,390.11	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	50.214%	50.214%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/02/2017	xx	Not Applicable	3.500%	$778.31	05/01/2017	Financial Hardship	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby lender xx, INC. and recorded on xx/xx/xxxx. xxof assignment is incomplete as last assignment should be with xx or xx. xnd installment of xxtaxes for year xxxx are delinquent in the amount of $xxxx.xx. xxthrough date is xx/xx/xxxx.
xxliens are active on the subject property
xxin the amount of $xxxx.xx recorded on xx/xx/xxxx by plaintiff xx.
xxin the amount of $xxxx.xx recorded on xx/xx/xxxx by plaintiff xx	xxof xxhistory as of xx/xx/xxxx shows that borrower is currently x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.	xx: xxis in xx.
xxof xxhistory as of xx/xx/xxxx shows that borrower is currently x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.
xxper PACER no bankruptcy has been filed by the borrower after subject mortgage origination.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs were found to the subject property.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxC xxand xxF xx "borrower" and xx "xx" on xx/xx/xxxx. xxagrees to pay P.I. in the amount of $xxx.xx with the I.R. of x.xxx% starting from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34471078	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.93	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxJ. xxand xxE. xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx D/B/A xx, xxand xx.

xxis a state tax lien in the amount of $xxxx.xx in favor of xxof xx. xxis a credit card judgment in the amount of $xxxx.xx in favor of xxI, LLC xxof xx xxof xx, xx, NA.
xxannual installments of combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxcurrent ownership is vested in the name of xxJ. xxand xxE. xx (borrower).

xxreview of the payment history shows that, the borrower is current and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.	xx: xxreview of the comment history shows that the borrower is current with the loan. xxproperty is owner occupied. xxdamage or repair to the property has been found. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx %.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67898303	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,720.71	6.000%	360	xx	xx	Conventional	ARM	Refinance	75.926%	75.926%	Unavailable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand lender xx's xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx D/B/A xx”.
xxactive lien and judgment have been found on the updated title report.
xst installment of xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower is delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx the borrower stated that his reason for default is reduction in income due to covid-19.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32402506	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$643.13	4.375%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxin amount xxwhich was recorded on xx/xx/xxxx.
xxassignment was shown as per the updated title report.
xxis junior mortgage in amount xxin favor of xxrecorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx	xx: xx: xxloan is currently in bankruptcy. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxto the PACER, the borrowers ( xxand xx) have filed bankruptcy under xx-xx xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with secured claim amount of xxand the arrearage of $x,xxx.xx. xxto the xxxx xxdebtor (borrower) will pay to the xxthe sum of $x,xxx.xx per month for x months, then $x,xxx.xx per month for the remainder of the plan for xx months. xxof xxfiled on xx/xx/xxxx states that the date of payment change is xx/xx/xxxx and the new total payment is $x,xxx.xx. xxpost origination foreclosure activity has been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx: xxto the PACER, the borrowers ( xxand xx) have filed bankruptcy under xx-xx xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.  xxPOC was filed on xx/xx/xxxx with secured claim amount of xxand the arrearage of $x,xxx.xx. xxto the xxxx xxdebtor (borrower) will pay to the xxthe sum of $x,xxx.xx per month for x months, then $x,xxx.xx per month for the remainder of the plan for xx months. xxof xxfiled on xx/xx/xxxx states that the date of payment change is xx/xx/xxxx and the new total payment is $x,xxx.xx.
																																																																																	xx: xx: xxto the PACER, the borrowers ( xxand xx) have filed bankruptcy under xx-xx xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with secured claim amount of xxand the arrearage of $x,xxx.xx. xxto the xxxx xxdebtor (borrower) will pay to the xxthe sum of $x,xxx.xx per month for x months, then $x,xxx.xx per month for the remainder of the plan for xx months. xxof xxfiled on xx/xx/xxxx states that the date of payment change is xx/xx/xxxx and the new total payment is $x,xxx.xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24024572	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.62	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/03/2018	xx	Not Applicable	6.625%	$446.65	01/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx’s xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx.
xxis credit card judgment against the borrower in the favor of xx for the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxand second installments of combined taxes for the year of xxxx/xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the foreclosure referral step has been completed. xx, the comment dated xx/xx/xxxx the foreclosure was placed on hold due to covid-19 and the loan has been initiated the reinstatement. xxper the comment dated xx/xx/xxxx, the borrower has been affected by covid-19 and the reason for default is loss of income due to covid-19. xxper the comment dated xx/xx/xxxx, the short term covid-19 forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure referral step has been completed. xx, the comment dated xx/xx/xxxx the foreclosure was placed on hold due to covid-19 and the loan has been initiated the reinstatement.
																																																																																	xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99500393	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$960.00	5.375%	240	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/15/2014	xx	Not Applicable	5.375%	$506.51	03/01/2014	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and lender xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx D/B/A xx”.
xxare two active judgments against the borrower in the total amount of $xxxx.xx which was recorded on multiple dates in favor of multiple plaintiffs.
xxtax for the year of xxxx has been paid in the amount of $xxxx.xx.
xxof the latest xx months payment history shows that the borrower is delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower is delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55539574	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.86	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/08/2017	xx	$6,051.03	3.875%	$392.01	07/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee xx, xx., dba xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxare multiple water/sewer lien against the subject property in the total amount of $xxx.xx, $x,xxx.xx, $xxx.xx & x,xxx.xx held by ‘xxof xx’ recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.

xxare multiple water/sewer lien against the subject property in the total amount of $xxx.xx, $x,xxx.xx, $xxx.xx & x,xxx.xx held by ‘xxof xx’ recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.

xxare multiple judgment open against "xx" the borrower in the amount of $xx.xx, $xxx.xx, $xxx.xx & $xxx.xx, with xxof xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.

xxis a judgment open against "xx" the borrower in the amount of $x,xxx.xx, with xxof xxwhich was recorded on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.

xxforeclosure has been noted.

xxbankruptcy has been filed.

xxreason for default is temp financial.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxborrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22407050	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.51	6.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, an xxand was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes were paid in the amount of $xxx.xx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxloan is in collection,
xxreview of the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxto loan document locator “xx summons was filed on xx/xx/xxxx and complaint was filed on xx/xx/xxxx and located at “xx xxreason for foreclosure delay is other and current FC status is complaint filed.
xxservicing comments from xx/xx/xxxx till xx/xx/xxxx. xxper servicing comment dated xx/xx/xxxx shows reason for default is reduction of income and illness of family member. xxability of borrower is poor. xxmore information regarding to foreclosure. xxper comment dated xx/xx/xxxx shows forbearance plan approved, plan begin xx/xx/xxxx. xxplan was only xx months and the comment dated xx/xx/xxxx forbearance plan was extended. xxfurther information regarding to foreclosure.
xxdamage pertaining against the subject property.
xxbankruptcy filed by debtor and no liens and judgment found.
xxinformation regarding xx-xx.

xx: xxto loan document locator “xx shows that foreclosure lis pendens was filed on xx/xx/xxxx and as per loan document locator “xx summons was filed on xx/xx/xxxx and complaint was filed on xx/xx/xxxx and located at “xx reason for foreclosure delay is other and current FC status is complaint filed; however no further information available to understand the current status of foreclosure process.
xx: xx	xx	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located at North Cariolina state.
The following state disclosures are missing from the loan file:-
x. Agent Preference Disclosure
x. Casualty Insurance Disclosure
																																																																																								x. Manufactured Home Loan Disclosures"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70392519	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$573.81	4.750%	360	xx	xx	Conventional	ARM	Refinance	83.969%	95.420%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/14/2017	xx	$33,832.62	3.625%	$323.21	03/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xxwith the lender xx, xx. A xx. xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx. xxis a junior mortgage originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xxin the favor of xx. xxis credit card judgment in amount xxin favor of xxrecorded on xx/xx/xxxx.
 xxxx annual county taxes have been paid in amount $x,xxx.xx.
xxxx xxcity taxes have been paid in amount $xxx.xx.
xxdelinquent taxes have been found for the prior year.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is currently in bankruptcy. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxper modified terms, the unpaid principal balance is xxof which lender has deferred the amount xx. xx, the modified principal balance and interest-bearing amount is xx. xxpromises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxper PACER report, the borrower (xx) had filed bankruptcy under xxxx with the xx # xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor on xx/xx/xxxx for the amount of xxand the arrearage amount is $x,xxx.xx. xxper xxxx - xx-xxor xxxx xxthe xxshall pay the trustee in the amount of $xxx.xx for xx months. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx: xxper PACER report, the borrower (xx) had filed bankruptcy under xxxx with the xx # xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor on xx/xx/xxxx for the amount of xxand the arrearage amount is $x,xxx.xx.  xxper xxxx - xx-xxor xxxx xxthe xxshall pay the trustee in the amount of $xxx.xx for xx months.
																																																																																	xx: xx: xxper PACER report, the borrower (xx) had filed bankruptcy under xxxx with the xx # xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor on xx/xx/xxxx for the amount of xxand the arrearage amount is $x,xxx.xx. xxper xxxx - xx-xxor xxxx xxthe xxshall pay the trustee in the amount of $xxx.xx for xx months.	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxper modified terms, the unpaid principal balance is xxof which lender has deferred the amount xx. xx, the modified principal balance and interest-bearing amount is xx. xxpromises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4411248	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Yes	xx	Not Applicable	$591.09	6.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx.which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxis junior mortgage which is originated on xx/xx/xxxx  in the amount of xxwhich is recorded on xx/xx/xxxx.
xxactive judgment or liens have been found.
xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxborrower had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxis discharged on xx/xx/xxxx.
																																																																																	xx: xx: xxborrower had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxis discharged on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33568507	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$313.60	6.500%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	10/06/2016	xx	$3,494.04	3.625%	$32.20	10/01/2016	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx with lender, xx's xxfor the amount of xxhas been active on the title.
xxactive judgments or liens were found.
xxtaxes of xxxx are paid on xx/xx/xxxx.
xxhistory as of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx. xxlast payment was made on xx/xx/xxxx for the amount of xxx.xx. xxUPB is $x,xxx.xx and interest rate is x.xxx%.	xx: xxis in collections and borrower is next due for xx/xx/xxxx payment.
RFD is not mentioned in the collection comments.
xxevidence of foreclosure action was found.
xxevidence of damage or repair to the subject property was found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with lender, xx with new UPB of xx. xxof new UPB the amount of $x,xxx.xx has been deferred. xxremaining balance $x,xxx.xx to be paid with interest at the rate of x.xxx% by making P&I of $xx.xx from xx/xx/xxxx till xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49544573	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$720.71	5.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	645	17.026%	First	Final policy	Not Applicable	Not Applicable	02/01/2021	xx	Not Applicable	4.375%	$498.82	03/01/2015	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxD. xxand xxand lender xxand xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxactive lien and judgment have been found on the updated title report.
xxcombined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower is delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9301976	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.22	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	69.381%	69.381%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	40.422%	First	Final policy	Not Applicable	Not Applicable	01/26/2015	xx	Not Applicable	5.750%	$917.22	03/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xxN.A. and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of$x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx.xxcomment dated on xx/xx/xxxx shows that borrower is facing financial issue. xxfor default is curtailment of income. xxcomment dated on xx/xx/xxxx shows that borrower get COVID forbearance plan and COVID affected. xxfurther information regarding foreclosure.
xxD. xxand xxA. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.. xxpetition filed on xx/xx/xxxx shows amount of secured claim and unsecured portion is unknown. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount $x.xx. xxfor relief from automatic stay was not filed by debtor.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of$x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xxmodification agreement was made between xxA. xxand xxD. xxand lender xx on xx/xx/xxxx.  xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.
xxdamage and repair have been found on subject property.
xxinformation regarding xx-xx.

xx: xxservicing comment dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx shows that borrower is facing financial issue. xxfor default is curtailment of income. xxcomment dated on xx/xx/xxxx shows that borrower get COVID forbearance plan and COVID affected. xxfurther information regarding foreclosure.
xx: xxD. xxand xxA. xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.. xxpetition filed on xx/xx/xxxx shows amount of secured claim and unsecured portion is unknown. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount $x.xx. xxfor relief from automatic stay was not filed by debtor.

xxmodification agreement was made between xxA. xxand xxD. xxand lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare no steps in the modification.

																																																																																			Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file." * Missing Required State Disclosures (Lvl x) "The property is located at Arizona state. There are no state disclosures required."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61530793	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$343.13	6.375%	360	xx	xx	Conventional	Fixed	Purchase	84.615%	84.615%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/18/2014	xx	Not Applicable	6.375%	$273.38	01/01/2015	Extend Term	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of xx.
xxare x xxlien claim in the total amount of $x,xxx.xx by plaintiff “xx” for the year xxxx, xxxx and xxxx. xxsubject property is located in PA (super lien state). xxcan be possibility of foreclosure due to these unpaid non mortgage liens. xxcan be cure by paying the liens with late charges.	xx: xxloan is in bankruptcy and borrower is x month delinquent with the payment.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx. xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $xxx.xx. xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $xxx.xx per month for xx months to the trustee. xxcase is active.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

																																																																																	xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx. xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $xxx.xx. xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $xxx.xx per month for xx months to the trustee. xxcase is active.	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46347645	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$619.32	5.125%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/01/2015	xx	Not Applicable	4.250%	$448.06	05/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx in the amount of xxhas been active on the title.
xx, the assignment is with xx.
xxis a junior mortgage on the property with lender, xxwhich was recorded on xx/xx/xxxx in the amount of xxare three credit card judgments entered against borrower, xxM. xxfor the amount of xxin the favor of different plaintiff's which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively.
 xxtaxes of xxxx are paid on xx/xx/xxxx.
xxhistory as of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx. xxlast payment was made on xx/xx/xxxx for the amount of $xxx.xx. xxUPB is xxand interest rate is x.xxx%	xx: xxis current and borrower is next due for xx/xx/xxxx payment.
 xxlast payment was made on xx/xx/xxxx for the amount of $xxx.xx. xxUPB is xxand interest rate is x.xxx%
xxevidence of active foreclosure action was found.
xxevidence of damage or repair to the subject property was found.
xxevidence of bankruptcy filed by borrower was found.

																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xxto be paid with fixed interest at the rate of x.xx% by making P&I from xx/xx/xxxx till xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7106510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,173.71	4.750%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/06/2017	xx	$0.00	4.125%	$709.20	10/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xxwith instrument # xx. xxchain of assignment has been completed. xxlast assignment is with xx D/B/A xx. xxliens and judgments. xxcounty taxes of xxxx have been due in xst installment in the amount of $xxxx.xx. xxcounty taxes of xxxx have been due in xnd installment in the amount of $xxxx.xx.	xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is husband out of work due to covid. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand xxand lender is xx xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The Appraisal document at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer Recommendation Disclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
																																																																																								xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36522008	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$913.34	5.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	625	Not Applicable	36.005%	First	Final policy	Not Applicable	Not Applicable	11/15/2019	xx	Not Applicable	4.625%	$585.34	12/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as xxfor xx, A xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position.
xxactive judgments or liens found.
xxprior years delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx reveals that the borrower is current with the loan and the next due date for the payment xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is collection and the next due date for the payment xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.

xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xxcomment dated xx/xx/xxxx located at xx states that the borrower’s income was impacted by covid-19 and the reason for default is reduction in income. xxfurther information is available.

xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71228437	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$641.67	5.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	17.801%	First	Final policy	Not Applicable	xx	01/09/2018	xx	Not Applicable	3.875%	$442.51	02/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xx and it was recorded on xx/xx/xxxx.

xxis active xxavailable in the updated title report against the borrower in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx.

xxis active HOA / COA xxavailable in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.

xxxnd installment of annual county taxes is due in the amount of $ x,xxx.xx for the year xxxx-xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx property is owner occupied.
																																																																																	xx: xx: xxdebtor (xx-xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58455054	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$681.35	5.500%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	684	40.644%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xxwith instrument # xx.

xxchain of assignment has been completed. xxlast assignment is starts with xx, its xxand xxis one mortgage to the subject mortgage which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxliens and judgments.

xxannual county taxes of xxxx have been paid in the amount of $xxxx.xx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.(" xxper xxof xxdone in xxxx")	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxto the PACER, the borrower xxand xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $x,xxx.xx. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxper amended chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee as $xxxx.xx per month starts from xxx, xxxx.
xx: xx: xxto the PACER, the borrower xxand xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $x,xxx.xx. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxper amended chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee as $xxxx.xx per month starts from xxx, xxxx.	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in the MO state. The following state disclosures are missing from the loan file:
x. MO Collateral Protection Act Notice
x. Borrower's Choice of Insurer or Agent"
																																																																																								* Operative index value is unable to confirm (Lvl x) "As per note unable to determine the operative index value."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51672852	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		xx	xx	10/09/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,013.94	5.375%	360		xx	xx		Conventional	ARM		Refinance	65.991%	65.991%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	664	Not Applicable	41.033%	First	Preliminary title policy	Not Applicable	Not Applicable	09/05/2013	xx	Not Applicable	4.000%	$1,401.10	10/01/2013	Financial Hardship
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx, an unmarried man and xx, an unmarried woman’ which was recorded on xx/xx/xxxx under instrument# xx the favor of ‘xx’ with loan amount of xx.
xxis junior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx’.
xxis junior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx, a married man’’.
xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxprior delinquent taxes have been found.
xx	xx: xxto the PACER, ‘xxand xx’ (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxPOC was not filed. BK case was discharged on xx/xx/xxxx and was terminated xx/xx/xxxx.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received on xx/xx/xxxx in the amount of  $x,xxx.xx with the current interest rate x.xx% and P&I  $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process.
xxsubject property is occupied by owner.
xxvisible damages have been found.
xxcomment dated xx/xx/xxxx shows that borrower was requested relief for covid-19. xxcomment dated xx/xx/xxxx shows that reason for default is borrower’s spouse laid off and unable to make a payment affected from covid-19. xxforbearance plan has been approved for x months and which was started from xx/xx/xxxx. xxfurther details have been found regarding covid-19.

																																																																																	xx: xx: xxto the PACER, ‘xxand xx’ (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxPOC was not filed. BK case was discharged on xx/xx/xxxx and was terminated xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30063350	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$803.88	5.250%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	07/26/2017	xx	Not Applicable	5.250%	$179.58	08/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx xxchain of assignment is completed as the subject mortgage is still with the lender, xx d/b/a xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report against xxin the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on  xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxof xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30172282	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$321.64	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.303%	First	Final policy	Not Applicable	Not Applicable	10/01/2016	xx	$3,069.65	2.000%	$116.04	10/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxhome loans , xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxactive judgment or liens have been found.
xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx  with lender xxhome loans , xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx xxactive judgment or liens have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97066682	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.01	5.500%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx. and was recorded on xx/xx/xxxx with xx.

xxis one active judgments or liens found against the borrower/xxproperty which was recorded on xx/xx/xxxx in the favor of xxin the amount of $xxx.xx.

xxis one active judgments or liens found against the borrower/xxproperty which was recorded on xx/xx/xxxx in the favor of in the favor xx in the amount of $x,xxx.xx.

xxtown annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxutilities annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxcounty annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxschool annual taxes of xxxx/xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxx.

xxprior delinquency taxes are found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is illness and unemployment.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

xx: xx: xx	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx and interest rate of x.x% with maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is $xxx.xx and rate of interest is x.xxx%. xxper the tape data, the loan has been modified on xx/xx/xxxx and modified principal balance is unknown. xxcomments have been found regarding the modification in collection comment.
xx, modification agreement is missing from the loan file.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46258551	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$435.13	7.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxactive liens and judgments have been found.
xx	xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcomment found stating that the borrower has been affected by covid-xx.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and interest rate is x.xxx%. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15130294	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,295.47	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	61.690%	61.690%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2016	xx	Not Applicable	2.000%	$914.17	04/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as a nominee for xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed. xxis one civil judgment in the favor of xx.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx and the xnd installment is pending in the amount of xxxx.xx.  xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxand the lender xx, xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.

xx: xxper the servicing comment the foreclosure was initiated and file was referred on xx/xx/xxxx the foreclosure was hold due to the covid-19 and no further details have been found from the collection comment.
xx: xx	xxloan modification agreement was made between the borrower xxand the lender xx, xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56893032	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$833.38	6.000%	360	xx	xx	Conventional	Fixed	Refinance	77.222%	77.222%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	596	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has been completed as currently the assignment is with xx xxactive judgments or liens have been found pending.
xx;
x) xst installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) xnd installment county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxloan has not been modified since origination.
xxwas initiated in the loan.
xxhas not filed bankruptcy yet.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15942888	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.62	5.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/05/2017	xx	Not Applicable	5.625%	$792.75	01/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxis an HOA lien against the subject property in favor of xxin the amount of $xxx.xx.	xx	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-19 and laid off from work. xxfurther details have been found.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94928551	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$544.03	7.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.625%	$349.01	03/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.

x) xxare two real estate tax liens open against the property in the favor of xxin the total amount of $xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx.
x) x) xxis a real estate tax liens open against the property in the favor of xxof xxin the total amount of $xxx.xx which was recorded on xx/xx/xxxx.
																																																																															xxabove all liens not against the subject property.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xx: xx: xx	xxper conventional interest only xxinterest rate was x.xxx% and P&I was $xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xx and interest rate is x.xxx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66415444	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.50	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	684	Not Applicable	20.957%	First	Final policy	Not Applicable	Not Applicable	09/23/2017	xx	Not Applicable	6.500%	$438.41	10/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx d/b/a xx” instead of “xx.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxprior year delinquent taxes have been found in the updated title report.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52408689	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,953.33	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/28/2014	xx	Not Applicable	4.500%	$1,923.37	11/01/2014	Financial Hardship	xxtitle report shows that subject mortgage originated on xx/xx/xxxx for the amount of xxas CEMA loan has been active on the title.
xxare x ECB liens active against current owner, xx  for the amount of $x,xxx.xx which was filed by ECB on xx/xx/xxxx xx/xx/xxxx respectively.
xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD per comment dated xx/xx/xxxx is loss of income due to xxxx.   x months FB was approved from xx/xx/xxxx and it was extended till xx/xx/xxxx.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82826498	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.62	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.750%	$721.94	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxprior years delinquent taxes have been found pending.	xx	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is x./x/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76791656	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.15	6.250%	360	xx	xx	Conventional	Fixed	Refinance	61.644%	61.644%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx.”

xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xxresidential xx ’’ instead of “xx .”

* xxare active x xxliens available in the updated title report in the amount of $x,xxx.xx in favor of " xxof xxof taxation" and which was recorded on multiple dates	xx	xx:
* xxservicing comment dated xx/xx/xxxx states that the borrower is performing in his monthly payments and the subject property is self occupied by borrower & is in average condition. xxdamages & litigation have been reported.

xxof  the loan states that it is currently in collections and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $ xxx.xx for the due date of xx/xx/xxxx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33971702	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.31	5.875%	360	xx	xx	Conventional	Fixed	Refinance	62.912%	62.912%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx, xx.” with xx# xx xxchain of assignment has been completed. xx, the loan assignment is with “xx, xx.”.
xxactive judgments or liens have been found.
xst installment property taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment property taxes for the year xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is x months behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x months behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxper the collection comments dated xx/xx/xxxx, the borrower’s income has been impacted due to xx-xx. xxFB plan was approved for x months that began from xx/xx/xxxx and ends on xx/xx/xxxx. xx, the plan was extended through xx/xx/xxxx. xxfurther details have been found.

xxforeclosure and bankruptcy activities have been found. xxsubject property is owner occupied. xxdamage or repairs have been found in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75815005	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,486.24	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	673	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed but it has been assigned to MERS without a nominee.
xxxx/xxxx xxand xxhave been paid in the total amount of xx. xxprior year delinquent taxes have been found.
xx	xx: xxloan is currently in the performing status and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xxx % and P&I is $xxx.xx.
xxdated xx/xx/xxxx stating the reason for default of borrower is unemployment. xxdated xx/xx/xxxx located on xx states, the borrower told servicer that he has not affected by xx-xx.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
BPO report dated xx/xx/xxxx located on xx shows the subject property is owner occupied and in average condition.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38702193	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$532.10	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, L.P.

xxchain of assignment has been completed.
xxare x civil judgments against the borrower in favor of xxfor the total amount of $x,xxx.xx.

xxannual installment of school taxes for the year xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxannual installment of xx, xx, xxtaxes for the year xxxx is due in the amount of $xxx.xx.

xxprior year delinquent taxes have been found.

xx	xx: xxto servicing comments, the current status of the loan is collection.

xxper comment dated xx/xx/xxxx, the reason for default is out of work.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21364967	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$285.58	6.125%	360	xx	xx	Conventional	Fixed	Refinance	73.438%	73.438%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/08/2020	xx	Not Applicable	3.750%	$190.95	05/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxthe assignment is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxmodification agreement was made on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxto the collection comment xx/xx/xxxx, the x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.

xxper the collection comment dated xx/xx/xxxx, the subject property is owner occupied. xxare no comments found related to the subject property condition.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the monthly P&I of $xxx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84881916	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,271.81	5.875%	360	xx	xx	Conventional	Fixed	Refinance	93.478%	93.478%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/21/2013	xx	Not Applicable	4.000%	$817.48	11/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx's xx “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is delinquent. xxshows the willingness and ability of borrower to pay the payment is poor also its servicer rating does not meets the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received  was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x%.
xxcomment pertaining foreclosure found in the loan file.
xxbankruptcy found as per PACER.
xxcomment pertaining curtailment of income fund in the loan file.
xx: xx: xx	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx.xxnew modified rate is x% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx.xxmaturity date is xx/xx/xxxx.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is in state of Alabama and require following disclosure however the disclosure is missing from the loan file.
																																																																																								Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43472655	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$424.75	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2018	xx	Not Applicable	6.500%	$291.79	03/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx d/b/a xx” instead of “xx.”

xxsingle assignment of mortgage is available in the updated title report.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx.
xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxforeclosure proceedings were initiated on the loan by referring it to xxin xxxx. xxwas put on hold on xx/xx/xxxx due to loss mitigation. xxforeclosure sale was scheduled. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxin xxxx. xxwas put on hold on xx/xx/xxxx due to loss mitigation. xxforeclosure sale was scheduled. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
																																																																																	xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51286994	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$322.72	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx's xxwith xx# xx xxchain of assignment has been completed; currently the assignment is with xx
D/B/A xxactive judgments or liens have been found against the borrower.

xst and xnd installment of xxtaxes of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is xx.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xxfurther details have been found.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80888540	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$348.33	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/28/2018	xx	$0.00	6.625%	$250.68	11/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed.

xxis junior mortgage active against the subject mortgage in the favor of xx, originated on xx/xx/xxxx and recorded on xx/xx/xxxx, in the amount of xx.

xxactive judgments or liens found.

xxannual installment of county taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is collection.

xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx.xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.

xxper comment dated xx/xx/xxxx, the reason for default is xxof xx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied and wants to keep the property.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx.xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75349271	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,981.65	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	68.507%	68.507%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx d/b/a xx, on xx/xx/xxxx. xxshould be assigned with xx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxis an IRS lien against the borrower which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xxof the xx- xx.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.
xxforeclosure has been noted.
xxbankruptcy has been filed.
xxreason for default is marital difficulties.
xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33836695	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.73	6.000%	360	xx	xx	Conventional	Fixed	Purchase	89.989%	89.989%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/05/2018	xx	$45,150.32	4.000%	$584.45	12/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx in the amount of xxwith xx.
xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxmortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx and book/page # xx in the amount of xxwith xx, xx.
xxliens and judgments against the borrower:
xxis a HOA lien on the subject property was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xxexcluding the deferred balance of xx.	xx: xxloan is currently is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xxexcluding the deferred balance of xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand the deferred balance is in the amount of xx. xxthe loan was modified in the year of xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62818213	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,156.29	6.000%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	$75,311.81	4.125%	$1,266.98	10/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as xxof xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx xxis civil judgment recorded xx/xx/xxxx for the amount of $xx.xx in favor of xxthe xx.
xxtaxes for the year xxxx-xx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xx	xx: xxcurrent status of the loan is in collection. xxto the payment history as of dated xx/xx/xxxx the borrower had been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xx and the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44271381	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$982.53	5.750%	360	xx	xx	Conventional	ARM	Purchase	72.950%	72.950%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx, xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is x months delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xx: xx: xxJ xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx. xxfor relief from automatic stay was filed on xx/xx/xxxx. xxper case summary current status of bankruptcy is standard discharged and case terminated.
Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is in state of Nevada and requires following disclosure however the disclosure is missing from the loan file
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10603848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,664.58	5.875%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/17/2018	xx	$30,606.20	4.500%	$1,050.54	09/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for A xx” for the amount of xx.
xxis junior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx” for the amount of xx.
xxchain of assignment has not been completed. xxassignments have been found.
xxsubject mortgage is at second lien position as there is DOJ lien against the subject property in the favor of  xxfor the amount of $x,xxx.xxx.xx recorded on xx/xx/xxxx.
xxand second installments of town taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxL xxand xxA xx" and lender "MERS, as xx, xx.”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is xxand the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19 and the borrower’s income has been impacted due to covid-19. xxper the comment dated xx/xx/xxxx, the short term forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the subject property is tenant occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxL xxand xxA xx" and lender "MERS, as xx, xx.”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is xxand the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to determine."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79597740	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$782.89	5.625%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/12/2019	xx	$0.00	4.875%	$457.78	04/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. xxchain of assignment has been completed. xxis one junior mortgage active against the subject mortgage in the favor of xx, xx, in the amount of xx, originated on xx/xx/xxxx and recorded on xx/xx/xxxx. xxactive judgments or liens found. xxxst and xnd installment of county taxes for the year xxxx-xxxx is paid in the amount of $x,xxx.xx. xxprior year delinquent taxes have been found.	xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is collection.

xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.

  xxper comment dated xx/xx/xxxx, the reason for default is unemployment as borrower lost her job due to covid.

xxper comment dated xx/xx/xxxx, x months short term forbearance plan was approved which began from xx/xx/xxxx with monthly payment of $x.xx. xxfurther details have been found.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied and borrower intent to keep the property.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63949090	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$462.10	6.000%	240	xx	xx	Conventional	Fixed	Refinance	86.000%	86.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of xx.
xx: xxloan is in bankruptcy and borrower is x months delinquent with the payment.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxcreditor has filed POC with the secured claim amount of xxand arrears of $x,xxx.xx on xx/xx/xxxx.
xxis not confirm. xxof last filing is xx/xx/xxxx.
xxhistory is not available on PACER.
xxcase is active.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxcreditor has filed POC with the secured claim amount of xxand arrears of $x,xxx.xx on xx/xx/xxxx.
xxis not confirm. xxof last filing is xx/xx/xxxx.
xxhistory is not available on PACER.
																																																																																	xxcase is active.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67889254	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.78	6.250%	360	xx	xx	Conventional	Fixed	Refinance	73.874%	73.874%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	4.000%	$638.22	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, xx., recorded with the xx/ xx/xx# xx xxxx / xxx.

xxof assignment has been completed. xxlast assignment is with xx
D/B/A xx.
xxmortgages, liens and judgments are found against borrower and property is as follows:
x.xxis a junior mortgage active against property in the favor of “xx, xx.”, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx/ xx/xx# xx xxxx / xx.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xx) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xx) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19370581	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.23	5.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxcorporation in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.
xxjunior mortgage open against the subject property in the favor of MERS as nominee for xx, A xx which was recorded on xx/xx/xxxx with xx the amount is $x.xx.
xxis judgment against the borrower xxK xxin the favor of xxof VA LLC xxthe amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxcounty first and second installments taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x months and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx and the borrower states that the reason for default is unemployment. xxto the collection comment xx/xx/xxxx, the x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.  xxper the latest collection comment dated xx/xx/xxxx, the forbearance plan extension has been approved by the servicer for x months from xx/xx/xxxx to xx/xx/xxxx.
xxare no comments found related to the subject property type and the condition.

xx: xx: xx	xxis xxrate mortgage with the rate of interest x.xxxx% and a maturity date of xx/xx/xxxx. xxper the xxdata the original P&I is $x,xxx.xx and an interest rate of x.xxxxx %.xxper payment history is $x,xxx.xx and rate of interest is x.xxx %; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22832913	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$576.71	7.376%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/26/2020	xx	Not Applicable	7.375%	$366.20	02/01/2020	Extend Term	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich was recorded on xx/xx/xxxx.

xxper updated title report xx/xx/xxxx, there are x COA liens in the total amount xxin favor of “xx.” for the year xxxx, xxxx and xxxx. xxsubject property is located in LA (non-super lien state). xxcan be possibility of foreclosure due to these unpaid non mortgage liens. xxcan be cure by paying the liens with late charges.	xx: xxloan is in collection and borrower is x months delinquent with the loan.
xxto the servicing comments dated xx/xx/xxxx, the reason for default is loss of job due to covid-xx.
xxper comment dated xx/xx/xxxx, the latest xxFB extension is from xx/xx/xxxx to xx/xx/xxxx.
xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19842784	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$955.59	5.625%	360	xx	xx	Conventional	ARM	Refinance	79.426%	79.426%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx., dba LendingTree xx” for the amount of xx.
xxis junior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xxunion bank and trust company” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxis child support lien against the borrower in the favor of  recorded on xx/xx/xxxx.
xxand second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxper the comment dated xx/xx/xxxx, the loan modification has been approved and the comment dated xx/xx/xxxx, the loan mod has been cancelled. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the foreclosure referral stepx has been completed. xx, the foreclosure was placed on hold due to loss mitigation. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied and the borrower wants to keep the property. xxreason for default is closed a side business. xxper the comment dated xx/xx/xxxx, the repayment plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure referral stepx has been completed. xx, the foreclosure was placed on hold due to loss mitigation.
																																																																																	xx: xx	Not Applicable	Credit Report	xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be determined."	* Missing credit report (Lvl x) "Credit report is missing from file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69139421	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$867.14	1.000%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	672	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2010	xx	Not Applicable	5.375%	$1,815.87	02/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx,xxjunior or senior judgments/liens/mortgages:
x. xxare active junior credit card judgment available in the updated title report against xxin the total amount of xxin favor of "xx, (xx) N.A." and it was recorded on xx/xx/xxxx and xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xx,xx. and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3729804	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$717.15	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	27.723%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxof xxis not complete as there is a xx/xxin the xx.  xxoriginal xxof record is xx, xx.  xxwas then an assignment from xx to xx, xxsuccessors and assigns recorded xx/xx/xxxx.  A xxis needed.
xxjudgments and liens have been found.
xxprior year delinquent taxes have been found.
xx	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35065250	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,405.35	6.000%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/05/2014	xx	Not Applicable	6.000%	$1,145.85	12/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx”.

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xxand it was recorded on xx/xx/xxxx.

x. xxare two HOA xx / COA xxavailable in the updated title report against the borrower in the total amount of $x,xxx.xx in favor of “xx” which recorded on different dates.

xxxnd installment of annual county taxes is due in the amount of $ x,xxx.xx for the year xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83641777	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$538.24	5.625%	360	xx	xx	Conventional	Fixed	Refinance	59.177%	59.177%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	73.560%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	5.625%	$389.67	08/01/2017	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxare two child support lien open against the borrower, xxV xx, in the favor of the xxof xxin the amount of $x.xx which was recorded on the same date xx/xx/xxxx.
xxis an active civil judgment against the borrower, xx, in the favor of xx, xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxinstallment taxes have been paid and second installment taxes are due on xx/xx/xxxx in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the latest xx months of servicing comments. xxdamage pertaining to the subject property has been found.

																																																																																	xx: xx: xxto the PACER report, the borrower “xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx. xx-D in xxpetition shows xxas an unsecured portion out of claim amount of xx. xxcomment has been found indicating a cram-down. xxdebtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx. xxlast filing date of bankruptcy was xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. xxborrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx.	Credit Report	xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62726139	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,273.96	5.375%	300	xx	xx	Conventional	Fixed	Refinance	78.358%	78.358%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	28.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor MERS as nominee for xx for the amount of xx recorded on xx/xx/xxxx with inst| book/page xx.
xxchain of assignment has been completed.

xxis an active junior mortgage against subject property originated on xx/xx/xxxx in the favor MERS as nominee for xx  for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx

xxare x active xx (xx-estate) against the property in the amount of $xxx.xx held by xxof the xxof xx, xxof xxrecorded on different dates.
xx	xx: xxper comments the loan is in bankruptcy. xxand xxhad filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xx arrears. xxwas confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto PACER xx, xxand xxhad filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xx arrears. xxwas confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92863724	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$519.40	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	609	Not Applicable	56.008%	First	Final policy	Not Applicable	Not Applicable	09/01/2018	xx	$6,143.64	4.500%	$254.99	10/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xxwhich was recorded on xx/xx/xxxx xxchain of the assignment has been completed. xx, the mortgage is with xx xxis xxcard judgment  in the amount of $xxxx.xx in the favor of xx
xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it have modification steps xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx with lender xxwhich was recorded on xx/xx/xxxx xxchain of the assignment has been completed. xx, the mortgage is with xx xxis xxcard judgment  in the amount of $xxxx.xx in the favor of xx

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it have modification steps		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10262106	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$661.90	6.250%	360	xx	xx	Conventional	Fixed	Purchase	79.999%	79.999%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxD. xx & xx (borrower) and (lender) xxtrust xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx D/B/A xx, its successors and assigns.
xxis junior mortgage active in the amount of xxin favor of xx was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the instrument # xx xxannual installments of county, school and utility taxes for the year of xxxx have been paid in the amount of $xxxx.xx, $xxxx.xx and $xxx.xx respectively. xxcurrent ownership is vested in the name of xxD. xx & xx (borrower).

xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx %.	xx: xxreview of the comment history shows that the loan is in collection. xxproperty is owner occupied.
xxdamage or repair to the property has been found.
xxcomment history dated xx/xx/xxxx shows that the borrower's reason for default is covid xx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx %.

																																																																																	xx: xx: xx	Not Applicable	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The note is missing from loan filed."		* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96355195	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,449.27	5.875%	360	xx	xx	Conventional	Fixed	Refinance	74.242%	74.242%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/02/2016	xx	$93,993.25	2.000%	$779.07	09/01/2016	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, INC.
xxchain of assignment has been completed.
xxactive judgments or liens have been found pending.
xxstatus not available.	xx	xx: xxcollection comments and payment history shows that borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx.
xxstep modification agreement was made between the borrower xxE. xxand lender xx.
xxmodification agreement made on effective date of xx/xx/xxxx shows new unpaid principal balance as xx. xxborrower promises to pay the new unpaid principal balance starting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx beginning with the step rate of x.xx% and P&I of $xxx.xx. xxrate is x steps ending with x.xxx%.
xxamount of xxhas been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.
xxwas not initiated in the loan.
xxhas not filed bankruptcy.
xxcomment dated xx/xx/xxxx shows that the borrower was affected due to covid-19 result in loss of job. xxdated xx/xx/xxxx shows that the covid forbearance plan was approved from xx/xx/xxxx till xx/xx/xxxx. xx, the latest comment dated xx/xx/xxxx shows that the covid forbearance plan was extended from xx/xx/xxxx till xx/xx/xxxx.
xxsubject property is in average condition. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	xxstep modification agreement was made between the borrower xxE. xxand lender xx.
xxmodification agreement made on effective date of xx/xx/xxxx shows new unpaid principal balance as xx. xxborrower promises to pay the new unpaid principal balance starting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx beginning with the step rate of x.xx% and P&I of $xxx.xx. xxrate is x steps ending with x.xxx%.
																																																																																		xxamount of xxhas been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28523546	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.93	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	68.342%	68.342%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2012	xx	$21,736.36	2.000%	$343.30	05/01/2012	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx xxare x state tax liens against the borrower all are in the favor of xx for the total amount of $ xxx.xx recorded on different dates.
xxand xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection. xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the last payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's income impacted due to covid-19.

																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xxand the borrower xxand xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxmodification does not contain balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60301306	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.49	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	71.852%	71.852%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxand xx		xx: xxloan is in bankruptcy and borrower is delinquent with the payment. xxforeclosure action has been found in the loan file. xxdamage or repairs has been found on the subject property. xx: xx: xx	Not Applicable	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95914225	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.40	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2016	xx	Not Applicable	2.000%	$483.20	03/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx's xx.

xxxx-xxxx combined xnd taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.	xx	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54638245	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,811.23	5.250%	360	xx	xx	Conventional	ARM	Purchase	80.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/01/2019	xx	Not Applicable	4.750%	$1,099.88	03/01/2019	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxis one junior mortgage on the subject mortgage in favor of "MSA xx" originated on xx/xx/xxxx in the amount xxwhich was recorded on xx/xx/xxxx with book/page# xx	xx: xxloan is in collection and borrower is x month delinquent with the loan.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xxto the PACER, the debtor has filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $x,xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54297090	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$119.45	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx.” for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxper the comment dated xx/xx/xxxx, the borrower is unemployed. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19. xxper the comment dated xx/xx/xxxx, the short term forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended till xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77111481	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,571.54	5.625%	360	xx	xx	Conventional	Fixed	Refinance	79.130%	82.029%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/08/2018	xx	Not Applicable	4.000%	$1,004.83	07/01/2018	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx." in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx d/b/a xx" instead of xx.

xxtaxes for the year of xxxx was paid in the amount $x,xxx.xx.
xxis an active xx loan on the subject property lend by “xx.” in the amount xxwhich was recorded on xx/xx/xxxx.
xxis an active state tax lien plaintiff by “xxof xx” in the amount xxwhich was recorded on xx/xx/xxxx.
xxare three credit card judgments plaintiff by “xx” in the total amount of xx.
xxis one civil judgment plaintiff by “xst xx” in the amount $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis one judgment plaintiff by “xx-xxof MD xx.” in the amount $x,xxx.xx which was recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is performing.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxand foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrowers “xxand xx” and servicer (xx) “xx” on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit report is missing from loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13708313	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.94	5.750%	360	xx	xx	Fixed	Cash Out	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/19/2019	xx	$18,161.43	4.000%	$599.83	11/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx.

xxis one junior mortgage on the subject property in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx, xx.

xxactive judgments or liens found.

xxprior years delinquent taxes have been found pending.	xx	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan was modified.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxC xxand current servicer and agent xx. on xx/xx/xxxx with new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85943474	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.04	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	112.500%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/12/2018	xx	$600.92	4.000%	$906.82	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, xx., recorded with the xx.

xxof assignment has been completed. xxlast assignment is with xx
D/B/A xx.

xxmortgages, liens and judgments are found against borrower and property is as follows:

• xxis a junior mortgage active against property in the favor of “xx (xx)”, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx.

• xxis a xxcard judgment active against borrower “xx” in the favor of plaintiff “xx, which was recorded on date xx/xx/xxxx total in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was x/xx/xxxxand the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxA. xx) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.
xxdeferred balance amount is $xxx.xx and interest bearing is xx.
xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxto the collection comment date xx/xx/xxxx, the RFD is xx.
 xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxA. xx) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx.
xxdeferred balance amount is $xxx.xx and interest bearing is xx.
xxmaturity date as per loan modification agreement is xx/xx/xxxx.
Origination Appraisal	xx	x: Acceptable with Warnings	* LTV or CLTV exceeds xxx% (Lvl x) "The Appraised value per Appraisal is $xxx,xxx.xx , which is less than a loan amount of $xxx,xxx.xx.Hence the LTV is calculated as xxx.xx% which is exceeding xxx%."
																																																																																								* Missing Appraisal (Lvl x) "The appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45447695	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.45	6.500%	360	xx	xx	Conventional	Fixed	Refinance	55.556%	55.556%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments against the borrower/property.
xxannual tax for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxannual tax for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unavailable.
xxservicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58568711	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$529.52	6.250%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/03/2016	xx	$0.00	3.625%	$290.62	12/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx.

xxchain of assignment has been completed.

xxare x civil judgments against the borrower in favor of xx for the total amount of $x,xxx.xx, recorded on xx/xx/xxxx and xx/xx/xxxx.

xxannual installment of county taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxto the PACER, the borrower xxA. xxand xxA. xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.

xxper comment dated xx/xx/xxxx, the reason for default is financial hardship as the working hours were cut.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xxto the PACER, the borrower xxA. xxand xxA. xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80575735	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$355.85	6.500%	360	xx	xx	Conventional	Fixed	Refinance	54.135%	54.135%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx# xx xxchain of assignment has been completed; currently the assignment is with xx.

xxactive judgments or liens have been found against the borrower.

xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23047798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.18	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	89.204%	89.204%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	xx	Not Applicable	6.875%	$621.85	12/01/2013	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx with lender, xx, xx. for the amount of xxhas been active on the title.
xx, the assignment is with xx. xx, assignment to current holder, xx. is missing.
xxare two credit card judgments active against borrower, xxM. xxfor the amount of $xxxx.xx and xx.
xxdelinquent property taxes were found on the title.	xxhistory as of xx/xx/xxxx shows that borrower is delinquent since xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $xxxx.xx. xxUPB is xxand interest rate is x.xxx%	xx: xxis in collections and borrower has been delinquent since xx/xx/xxxx payment.
xxlast payment was made on xx/xx/xxxx in the amount of $xxxx.xx. xxUPB is xxand interest rate is x.xxx%
xxevidence of foreclosure action was found.
xxwas filed by borrower under chapter x, case# xx on xx/xx/xxxx which was discharged on xx/xx/xxxx.
xxevidence of damage or repair to the subject property was found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of $xxx.xxx.xx to be paid with fixed interest at the rate of x.xxx% by making P&I of $xxx.xx from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92289092	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$685.23	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	45.370%	45.370%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2015	xx	$0.00	7.500%	$682.26	09/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx's xxwith xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no deferred balance and principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78673892	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,765.97	4.875%	348	xx	xx	Conventional	ARM	Refinance	86.451%	86.451%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2015	xx	$89,740.33	3.000%	$839.00	01/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxare x junior mortgages open against the property; first one in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxand second one is in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxS. xx, JR.	xx	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx months and the UPB as of the data is in the amount of xxx,xxx.xx.
xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxdebtor (xxL. xxand xxT. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the debtor and joint debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor (xxL. xxand xxT. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the debtor and joint debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8825599	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,195.19	6.500%	180	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx and recorded on xx/xx/xxxx for the amount of xxhas been active on the title. xxtaxes of xxxx are paid.	xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
xxcomment dated xx/xx/xxxx states that borrower has been impacted by xxxx financially and FB was offered.
xxevidence of foreclosure was found.
xxevidence of damage or repair was found.

																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90965119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,144.62	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	77.782%	77.782%	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2013	xx	$44,759.70	4.000%	$649.57	Unavailable	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.

xxis an IRS lien against borrower, xxfor the amount of xx, recorded on xx/xx/xxxx.
xx	xx: xxis in bankruptcy and borrower has ben delinquent since xx/xx/xxxx payment.
FC was initiated prior to filing bankruptcy. xxcomment dated xx/xx/xxxx states that FC contested issue was resolved as the loan was reinstated.
xxevidence of damage or repair was found.

xx:FC was initiated prior to filing bankruptcy. xxcomment dated xx/xx/xxxx states that FC contested issue was resolved as the loan was reinstated.  BK was filed under chapter xx, case# xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx.
																																																																																	xx:BK was filed under chapter xx, case# xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxevidence of cram down was found.	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96581401	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$828.15	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	67.633%	67.633%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2014	xx	$4,075.24	2.000%	$365.37	10/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx” with xx.
xxchain of assignment has been completed. xx, the loan assignment is with “xx” recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxcounty taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.	xxper the payment history as of xx/xx/xxxx, borrower is x month behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x%. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x month behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x%. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxforeclosure was been noted. xxBK has been filed after loan origination.

xxper the collection comments dated xx/xx/xxxx, the borrower’s income has been impacted due to xx-xx. xxFB plan has been sent to the borrower from the period xx/xx/xxxx until xx/xx/xxxx. xxfurther details have been found.

xxto the collection comments dated xx/xx/xxxx, the house needs some repairs. xxfurther information has been provided regarding exact damage or repairs. xxBPO report dated xx/xx/xxxx located at xx shows currently the property is well maintained and appears to be in average condition and has no visible need of repairs.

																																																																																	xx: xx: xx	xxloan was modified between the borrower and lender with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xx% and borrower has promised to pay P&I in the amount of $xxx.xx that began on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx %. xxborrower has also promised to pay the deferred balance in the amount of $x,xxx.xx. xxUPB that has been amortized is xxas an interest bearing amount. xxforgiven has been noted.	Note	xx	x: Curable		* Note is missing or unexecuted (Lvl x) "Note document is available in the loan file at the locator "xxxxxxxxxx_xxxxxxxx_pg# xx however, xnd page of the note is missing. No other copy is found in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25305497	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$694.74	6.625%	360	xx	xx	Conventional	Fixed	Refinance	88.934%	88.934%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/15/2016	xx	Not Applicable	3.875%	$546.74	04/01/2016	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx.
xxof assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxis a HOA judgment the favor of xx, xx., a xxnot for- profit xx. xxforeclosure was initiated on the judgment. xxfinal summary judgment was entered on xx/xx/xxxx. xxwas amended on xx/xx/xxxx.
xxtaxes for the year of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxper the review of the PACER report, the borrower xxhas fled bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxrecords for foreclosure have been found. xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.
xx: xx:
xxper the review of the PACER report, the borrower xxhas fled bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxper the voluntary petition, the amount of claim is xx, the value of collateral is xx, the unsecured portion is xx. xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
																																																																																		xxmodification agreement was signed between the borrower xxand the lender xx on xx/xx/xxxx. xxUPB is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.		xx	x: Curable		* Lost Note Affidavit (Lvl x) "A Lost note affidavit found in a file at (xxxxxxxxxx_xxxxxxxx pg# xx Which states that the Original Note was destroyed, its whereabouts cannot be determined. However, the copy of Note is available in the same file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68464857	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$664.90	6.000%	360	xx	xx	Conventional	Fixed	Not Applicable	97.281%	97.281%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2017	xx	Not Applicable	3.875%	$452.56	06/01/2017	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx xx." for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx."

x. xxactive judgments or liens have been found.

x. xst and xnd installment of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92940718	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$877.32	6.500%	360	xx	xx	Conventional	Fixed	Purchase	71.179%	71.179%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/09/2013	xx	Not Applicable	6.500%	$854.49	06/01/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx. xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property. xx county xst installment taxes for the year of xxxx have been paid in the amount of $xxx.xx. xxcounty xnd installment taxes for the year of xxxx have been due in the amount of $xxx.xx. xxprior year’s delinquent taxes have been found.	xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxare no comments found related to the subject property type and the condition.
																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the monthly P&I of $xxx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20275697	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,250.16	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx xx.
xxchain of assignment has been completed. xxthe assignment is with xx
D/B/A xxwhich was recorded on xx/xx/xxxx.
xxjunior mortgage open against the subject property in the favor of xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxtaxes are reflects.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.

xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.

xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx and the borrower states that the reason for default is curtailment of income. xxto the collection comment dated xx/xx/xxxx, the x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.  xxper the collection comment dated xx/xx/xxxx, the forbearance plan extension has been approved by the servicer for x months.
 xxper the collection comment dated xx/xx/xxxx, the subject property is owner occupied. xxare no comments found related to the subject property condition.

xx: xx: xx	xxis xxrate mortgage with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxper the xxdata the original P&I is $x,xxx.xx and an interest rate of x.xxx%.xxper payment history is $x,xxx.xx and rate of interest is x.xxx %; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7790727	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$308.70	7.000%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx's xxand was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx. recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is more than x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxcomment dated on xx/xx/xxxx to xx/xx/xxxx. xxborrower is currently performing.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is more than x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xxand foreclosure found against borrower.
xxdamages and repairs have been found.
xxinformation regarding xx-xx.
xx: xx: xx	Not Applicable	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located at Ohio state.
The following state disclosures are missing from loan file:-
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
																																																																																								x. Non-Deposit Insurance Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55815215	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,464.77	5.750%	360	xx	xx	Conventional	Fixed	Refinance	71.714%	71.714%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	xx	Not Applicable	4.000%	$827.64	10/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx. D/B/A xx. xxchain of assignment has been completed; currently the assignment is with xx.
xxis a xxlien in the amount of $xxx.xx which was recorded on xx/xx/xxxx and filed by xxwith instrument number # xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of $ xx.	xx: xxper payment history borrower is current with the loan. xxdamage and repairs have been found in latest servicing comments. xxcomments have been found that borrower’s income have been impacted by covid-xx.
																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case# xx the plan was confirmed on xx/xx/xxxx. xxPOC amount was xxand xxamount was $x,xxx.xx.	xxloan modification agreement was made between the xxand servicer xx on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89445995	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,149.29	6.000%	240	xx	xx	Conventional	Fixed	Purchase	69.930%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/01/2015	xx	Not Applicable	2.000%	$1,466.26	11/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.
xxchain of assignment has been completed; currently the assignment is with xx its successors and assigns.
xxto the updated title report dated xx/xx/xxxx, there are x IRS liens against the borrowers xxR. xxand xxL. xxwhich in the favor of xx. for the combined amount of xxwhich was recorded on different dates.
xxis a mortgage lien in the amount of xxin favor of xx's xxwhich is recorded on xx/xx/xxxx with instrument number # xx.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the borrower is affected by covid, and he is not working. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xx% and the modified P&I was $xxxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47512843	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.81	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	65.447%	65.447%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2020	xx	Not Applicable	6.500%	$387.97	08/01/2020	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx.
xxchain of assignment has been completed. xx, the loan assignment is with “xx d/b/a xx” recorded on xx/xx/xxxx.
xxjudgment details:
x. xxis one credit card judgment open against the borrower “xx” in the amount of $xxx.xx in the favor of “xx” & it was recorded on xx/xx/xxxx.
xnd half city taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is x month behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x month behind his scheduled payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxforeclosure was initiated in the subject loan in the year xxxx. xxdocument located at “xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the file was at scheduled for step sale. xx, the file was put on hold due to loss mitigation. xxcomment dated xx/xx/xxxx shows all trial payment have been made. xxforeclosure was closed due to modification completed on xx/xx/xxxx.

xxper the collection comments dated xx/xx/xxxx, the borrower’s income has been impacted due to xx-xx. xxTPP was approved from the period xx/xx/xxxx to xx/xx/xxxx for the monthly amount of $xxx.xx. xxloan was modified on the effective date on xx/xx/xxxx.

xxpost-closing bankruptcy activity has been found.

xxper the BPO report dated xx/xx/xxxx located at “xx”, the property appears to be average condition and there seems to be no required repairs from the exterior inspection.

xx: xxforeclosure was initiated in the subject loan in the year xxxx. xxdocument located at “xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the file was at scheduled for step sale. xx, the file was put on hold due to loss mitigation. xxcomment dated xx/xx/xxxx shows all trial payment have been made. xxforeclosure was closed due to modification completed on xx/xx/xxxx.
																																																																																	xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new unpaid principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88179707	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,014.80	5.625%	360	xx	xx	Conventional	Fixed	Not Applicable	73.684%	73.684%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2015	xx	$34,588.14	2.000%	$1,126.22	01/01/2015	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx's xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx / xxx. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxsubject mortgage is at lower lien position as there are x HOA xxagainst the subject property in the total amount of xxin favor of xx./xxHOA which were recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx. xxsubject property is located in NJ xxwhich is super lien xx. xxis risk that property can be getting foreclosed due to above unpaid liens. xxcan be cured if above unpaid liens paid in full with unpaid interest and late charges.

xxannual xxfor xxxx have been paid in the amount of xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal balance of xxhence the interest bearing amount is xx. xxrate was started from x.xx% with P&I $x,xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $x,xxx.xx.

xxper comment dated xx/xx/xxxx the borrower has been impacted by xx-xx and the forbearance plan for x months was approved which was begun from xx/xx/xxxx. xxmore details are available.

xxdebtor " xxM xx” had filed the bankruptcy under ch# xx with the case# xx xx/xx/xxxx. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor " xxM xx” had filed the bankruptcy under ch# xx with the case# xx xx/xx/xxxx. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal balance of xxhence the interest bearing amount is xx. xxrate was started from x.xx% with P&I $x,xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75055370	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,150.88	5.750%	360	xx	xx	Conventional	Fixed	Not Applicable	74.986%	74.986%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	Not Applicable	4.125%	$633.86	10/01/2017	Financial Hardship	xxtitle report shows that subject mortgage originated on xx/xx/xxxx with lender, xx. for the amount of xxhas been active on the title.
xxis a junior mortgage on the title for the amount of xx.
xxis an IRS lien against borrower, xxfor the amount of xx, recorded on xx/xx/xxxx.
xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD per comment dated xx/xx/xxxx is reduction of income due to xxxx and FB plan has been extended till xx/xx/xxxx.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63862538	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$863.34	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2018	xx	Not Applicable	3.875%	$541.46	05/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xxwhich was recorded on xx/xx/xxxx.

xxare two state tax liens in the favor of xxof xx, xxof xxin the total amount of xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.

xxis a civil judgment in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xx	xx: xxper the review of collection comments, the current status of the loan is performing. xxper the collection comment dated xx/xx/xxxx, the reason for default is the borrower’s income impacted by covid-19 pandemic. xx, no comments have been found regarding the covid-19 assistance. xxBPO report (x.x.x.xxxx xxxxxxxxxx.pdf) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xxto the PACER, the borrower xxT. xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is unsecured portion of $x,xxx.xx. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
275503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,400.00	5.250%	360	xx	xx	Conventional	ARM	Not Applicable	64.000%	64.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/11/2018	xx	Not Applicable	4.125%	$1,099.81	07/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx, xx.” for the amount of xx. xxchain of assignment has been completed. xx, the assignment is from xx D/B/A xxwhich was recorded on xx/xx/xxxx. xxactive liens and judgments have been found against the borrower and subject property. xxand second installments of county taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%.

xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the foreclosure referral step x has been completed. xx, the foreclosure was placed on hold due to covid-19 moratorium. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxper the comment dated xx/xx/xxxx, the borrower has been affected by xx-xx moratorium. xxper the comment dated xx/xx/xxxx, the short term forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the x months forbearance plan has been extended. xxper the comment dated xx/xx/xxxx, the reason for default is out of work due to covid-19 and the forbearance plan has been extended for x months. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan files." * Operative index value is unable to confirm (Lvl x) "Operative index value is unable to determine."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7836366	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,869.71	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	76.842%	76.842%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx's xxand was recorded on xx/xx/xxxx with xx# xx Yxxxxxx in the amount of xx.

xxof the assignment is complete.

xxactive judgments or liens found against the borrower/xxproperty.

xxcombined annual taxes of xxxx have been paid in the amount of xxon xx/xx/xxxx.

xxprior delinquency taxes are found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is out of work again due to COVID xx.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxper note and current payment history P&I is same however modification tape data shows loan was modified on xx/xx/xxxx also modification is missing from the loan files.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6797946	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.55	7.375%	360	xx	xx	Conventional	Fixed	Purchase	49.536%	49.536%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2018	xx	Not Applicable	7.375%	$449.18	02/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xx with instrument # xx xxxxxx xxxx / xxx.

xxchain of assignment has been completed. xxlast assignment is with xx.

xxliens and judgments:
xxis one civil judgment which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx xxis one civil judgment which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx.xx, LLC xxcounty taxes of xxxx have been paid in the amount of $xxxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is work slow. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.

xxforeclosure and bankruptcy has been found.
xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in the GA state. The following state disclosures are missing from the loan file:
x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																																																																																								x. Disclosure of Additional Fees"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53263080	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.00	6.000%	360	xx	xx	Conventional	Fixed	Refinance	87.662%	87.662%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	xx	Not Applicable	6.000%	$1,442.52	04/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxis junior mortgage in amount xxin favor of xx recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx	xx: xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57167963	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$951.34	1.000%	360	xx	xx	Conventional	ARM	Not Applicable	79.941%	89.914%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/06/2012	xx	$2,223.98	2.000%	$1,054.14	03/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxis on first lien position.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxthe xxis in active status.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxthe xxis in active status.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81406352	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,336.39	5.750%	360	xx	xx	Conventional	Fixed	Refinance	87.405%	87.405%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.260%	First	Final policy	Not Applicable	Not Applicable	01/08/2018	xx	$96,157.16	4.000%	$937.71	01/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the book/page # xx in the amount of xxwith xx, L.P.
xxchain of assignment has been completed. xx, the mortgage is with xx, its successors and assigns which was recorded on xx/xx/xxxx.
xxactive liens and judgments against the borrower/property.
xxannual tax for the year xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history data is in the amount of xxexcluding the deferred balance of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history data is in the amount of xxexcluding the deferred balance of xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is xx. xxthe loan was modified in the year of xxxx, xxxx and xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16535078	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$598.65	6.250%	300	xx	xx	Conventional	Fixed	Not Applicable	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.216%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xx, xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx xxare no active liens and judgments found against the borrower.
xxtaxes for the year xxxx-xx are paid in the amount of $xxx.xx. xxprior year tax delinquency has been found.
xx	xx: xxcurrent status of the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure. xxborrower xxhad filed bankruptcy under chapter xx with case # xx xx/xx/xxxx. xxcase was discharged on  xx/xx/xxxx and terminated on xx/xx/xxxx. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

																																																																																	xx: xx: xxborrower xxhad filed bankruptcy under chapter xx with case # xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79462166	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$625.38	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	74.603%	74.603%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	23.807%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx's xxrecorded on xx/xx/xxxx. xxchain of assignment is complete.

xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xx. and xxwhich was recorded on xx/xx/xxxx.

xxthere is one civil judgment against the borrower, in the amount of $x,xxx.xx in favor of xxand xxwhich was recorded on xx/xx/xxxx.

xxxxcombined annual taxes are due in the amount of $xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx/xx/TPP: xxevidences found in the loan xxand the latest xx months servicing comments regarding current or prior loan modification xxfurther evidences available in the last xx months servicing comments regarding whether borrower made all the plan payments.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx and bankruptcy was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxto latest servicing comments borrowers income was impacted by covid-19 and forbearance plan was started xx/xx/xxxx.
xxto latest servicing comments there was damage in property but amount is not mentioned in comments and no evidence found regarding the damage is repaired or not.

																																																																																	xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx and bankruptcy was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	Not Applicable	Final Title Policy	xx	x: Curable		* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta x.x, x) (Lvl x) "Final title policy is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19082194	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,423.92	5.750%	360		xx	xx		Conventional	Fixed		Refinance	73.939%	73.939%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No		Not Applicable	45.040%	First	Final policy	Not Applicable	Not Applicable	10/01/2018	xx	$94,010.43	3.000%	$779.49	10/01/2018	Financial Hardship
xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xxon xx/xx/xxxx. xxchain of assignment is completed.

xxto updated title report dated xx/xx/xxxx there is no judgment and liens available in title report

xxxx xxannual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xxand bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxto latest servicing comments borrowers income was impacted by covid-19 and forbearance plan was started xx/xx/xxxx.

																																																																																	xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xxand bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78974134	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,259.98	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	67.405%	67.405%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xxwhich was recorded on xx/xx/xxxx xx.
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.
xxare multiple HOA xxagainst the subject property xx which was filed by different plaintiff names and it was recorded on different dates for the total amount of xx.
xxis judgment against the borrower xxA xxin the favor of xxthe amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxcounty annual taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxmodification agreement was made on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity.
xxto the PACER report the borrower xx. and xx-McNeal, xxA had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was dismissed due to xxfor failure to make plan payments on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxdetails regarding the loss mitigation are not available.
xxper the collection comment dated xx/xx/xxxx, the subject property is owner occupied. xxare no comments found related to the subject property condition.

xx: xx: xxto the PACER report the borrower xx. and xx had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxPOC was filed by the creditor xx on xx/xx/xxxx with claim# xx for the secured claim amount of xxand the amount of arrearage is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is xx. xxis no comment indicating a cram down. xxdebtor was dismissed due to xxfor failure to make plan payments on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxis xxrate mortgage with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxper the xxdata the original P&I is $x,xxx.xx and an interest rate of x.xxxxx %.xxper payment history is $xxx.xx and rate of interest is x.xxx %; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38088806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,983.13	5.875%	360	xx	xx	Conventional	Fixed	Refinance	77.604%	77.604%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2016	xx	Not Applicable	4.000%	$1,108.80	09/01/2016	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx xx# xx on xx# xx xxchain of the assignment has been completed. xxsubject mortgage is at or xxlien position there are two prior mortgages which is active on the subject property recorded on xx/xx/xxxx, xx/xx/xxxx in the favor of xxof xxof xxand xxfor the total amount of xx.
xxis a junior mortgage against the subject property for the amount of xx.
xxactive judgments or liens found.
xxprior years delinquent taxes have been found.
xx: xxloan is in collection. xxdebtor filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxdebtor was discharged on xx//xx/xxxx and the case was terminated on xx/xx/xxxx.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

																																																																																	xx: xx: xxdebtor filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxdebtor was discharged on xx//xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay $xxxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12020791	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.36	5.375%	360	xx	xx	Conventional	Fixed	Refinance	77.000%	77.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/03/2015	xx	Not Applicable	5.375%	$744.32	07/01/2015	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxis junior mortgage in amount $xx.xxx.x in favor of xxrecorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xx: xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxM. xxand xxF. xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was no work due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xxM. xxand xxF. xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74094653	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,825.33	6.000%	360	xx	xx	Conventional	Fixed	Refinance	69.989%	69.989%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2018	xx	Not Applicable	3.750%	$1,067.18	04/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxjudgments and liens have been found.
xxxx xst installment county taxes have been paid in amount $x,xxx.xx.
xxxx xnd installment county taxes have been paid in amount $x,xxx.xx
xxxx annual county xxbills have been delinquent in amount $xx.xx good through xx/xx/xxxx.
xxxx annual county xxbills have been delinquent in amount $xxx.xx good through xx/xx/xxxx.	xx	xx: xx: xxloan is in performing. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was wife out of work due to covid xx. xxpost-bankruptcy activity has been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xxper servicing comments dated xx/xx/xxxx stated that foreclosure put on hold due to covid xx. xxfurther information has been found.
xx: xx.
xx: xxper servicing comments dated xx/xx/xxxx stated that foreclosure put on hold due to covid xx. xxfurther information has been found.
																																																																																	xx: xx	xxloan modification agreement was made between xxMcNamara (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98384556	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,169.86	6.250%	360	xx	xx	Conventional	Fixed	Refinance	54.286%	54.286%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/05/2013	xx	Not Applicable	6.250%	$1,004.82	06/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “xx” and was recorded on xx/xx/xxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, B.A. ” instead of “xx” xxcounty property tax for the year xxxx was due on xx/xx/xxxx is in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxliens and judgments are active on the title	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xx%.	xx: xxloan is in performing.
xxmodification agreement was made on xx/xx/xxxx in between borrower xxW. xxA. xxand xxmortgage  (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.

xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxborrower is current with the loan .
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower xxW. xxA. xxand xxmortgage (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6058556	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$598.42	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/03/2015	xx	Not Applicable	6.375%	$502.44	08/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxcity bank “xx” and was recorded on xx/xx/xxxx xxchain of assignment is completed as the subject mortgage is currently assigned to “xx, B.A.” xxcounty property tax for the year xxxx was due on xx/xx/xxxx is in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxmortgage liens and judgments are active on the title:
x xxis in the amount of xxwhich is recorded onxx/xx/xxxx with the xxbank
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in xx.
xxmodification agreement was made on xx/xx/xxxx in between borrower xxW. xxand xxA. xxand xxmortgage (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are available x/x//xxxx and xx/xx/xxxx. xxborrower is current with the loan. xxper comments dated xx/xx/xxxx reason of default is xxof income.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower xxW. xxA. xxand xxmortgage (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23220389	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.13	5.875%	360	xx	xx	Conventional	Fixed	Refinance	51.667%	51.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxthe assignment is with xx which was recorded on xx/xx/xxxx.
xxare two judgments against the borrower xxin the favor of xx for the amount of $ xxxx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxcounty annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was not modified since origination.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxare no comments found related to the subject property type and the condition.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16032787	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,244.33	5.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxD xxand xxM xx, xx, and lender xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx D/B/A xx”.
xxare two active senior mortgages which are as follow:
x. xxis an active senior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.
x. xxis an active senior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.
xx	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x months and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx, the borrower has been affected by the COVID-xx. xxshows that the COVID-xx FB plan has been provided to borrower which starts from xx/xx/xxxx.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53388442	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/15/2025	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$817.88	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xxx/xxxx in the amount of xxin favor of xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx d/b/a xxpoint xxits successors and assigns.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior HOA/COA xxavailable in the updated title report against xxin the amount of $xxx.xx in favor of "xxand xx" and it was recorded on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has never been modified since origination.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx /xxin xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xxper the collection comment dated xx/xx/xxxx shows that the xxreferral step x completed. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
																																																																																	xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38450753	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.05	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, an xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxthe assignment is with xx
D/B/A xxwhich was recorded on xx/xx/xxxx.
xxjunior mortgage opens against the subject property in the favor of xx, an xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxcounty annual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was not modified since origination.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxare no comments found related to the subject property type and the condition.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3418978	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$614.70	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2014	xx	Not Applicable	3.625%	$552.21	11/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxis on first lien position. xxare x state tax liens found on the subject property in the total amount of xxthis was recorded on xx/xx/xxxx, xx/xx/xxxx respectively. xxare x federal tax liens found on the subject property in the total amount of xxthis was recorded on xx/xx/xxxx & xx/xx/xxxx respectively.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.
xxbankruptcy has been filed.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.		xx	x: Acceptable with Warnings			* Property is Manufactured Housing (Lvl x) "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Rider (xxxxxxxxxx_xxxxxxxx Pg# xx and Manufactured Home Affidavit of Affixation (Ln# xx Pg# xx are attached with the subject mortgage and it has a VIN# xx but no final title policy is available in the loan file to confirm ALTA-x for Manufactured Home. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99406061	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,516.10	5.125%	180	xx	xx	Conventional	Fixed	Cash Out	54.329%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with the xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $x,xxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report Is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37274463	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$817.62	5.500%	360	xx	xx	Conventional	Fixed	Purchase	79.558%	89.503%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/01/2016	xx	Not Applicable	5.500%	$615.56	02/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xxwith the lender xx. xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx. xxis a junior mortgage originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xxin the favor of xxof xx. xxxx xxxst installment has been paid in amount $x,xxx.xx, xxxx xxxnd installment has been paid in amount $x,xxx.xx xxxx xxannual taxes have been due in amount $xx.xx on due dated xx/xx/xxxx. xxdelinquent taxes have been found for the prior year.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxR. xxand xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
																																																																																		xxloan modification agreement was made between xxR. xxand xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64814263	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$584.93	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	74.219%	74.219%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	6.250%	$430.00	08/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xxactive judgments or liens were found.
xxis a junior mortgage on the property for the amount of xx, recorded on xx/xx/xxxx by lender xx.
xxdelinquent taxes were found.
xxhistory as of xx/xx/xxxx shows that loan has been delinquent since xx/xx/xxxx payment. xxpayment was made on xx/xx/xxxx for the amount of $xxx.xx. xxUPB is xx.	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD per comment dated xx/xx/xxxx is job loss due to xxxx impact. FB was approved from xxxxxx till xxxxxx.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.

																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xxwhich is to be paid with fixed interest at the rate of x.xxx% by making P&I $xxx.xx from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72690713	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$700.65	6.125%	360	xx	xx	Conventional	Fixed	Refinance	79.525%	79.525%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2013	xx	Not Applicable	4.000%	$515.03	12/01/2013	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xxof xx xxis a junior mortgage in the favor of xx, in the amount of xxrecorded on xx/xx/xxxx.
xxtax of xxxx annual tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy.
 xxto the collection comment xxfor default is xx-xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower JOHN FARRELL HALL bankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx.xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with amount xxand arrearage $x.xx.	xxmodification agreement was made between xxand xx ., on xx/xx/xxxx. xxper the modified term, the new principal balance xx.xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93681690	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$399.42	6.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2013	xx	Not Applicable	4.000%	$248.89	04/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xxof xx xxare x xxliens open against the borrower; first one in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx as xxof xxand xxand second one in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx. xxas xxof xxand xx. xxis one credit card judgment open against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx. xxxx county annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxdebtor and joint debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxdebtor and joint debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79291187	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$400.87	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	99.167%	99.167%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for Homexxx xx, a xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx."

x. xxis an active credit card judgment available against the borrower in the amount of $x,xxx.xx in favor of "xx" recorded on xx/xx/xxxx.

x. xst and xnd installment of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xx-xx (debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xx-D in voluntary petition shows the total creditor's claim in the amount of xxout of which xxis secured by collateral and hence, the unsecured portion is in the amount of xx. xxxx plan was filed on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
																																																																																	xx: xx: xxto PACER xx, xx-xx (debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xx-D in voluntary petition shows the total creditor's claim in the amount of xxout of which xxis secured by collateral and hence, the unsecured portion is in the amount of xx. xxxx plan was filed on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68218489	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$455.49	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	$6,055.94	4.000%	$317.22	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx xxis on second lien position. xxis an active xx/xx/xxlien found on the subject property in favor of xxin the amount of $xxx.xx recorded on xx/xx/xxxx. xxsubject is located in the state of xx, which is a super lien state where there is a risk of property to be getting foreclosed due to above unpaid water / xxlien. xxcan be cured by paying off the above unpaid non mortgage water / sewer lien with late fees and unpaid interest.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxper PACER, the debtor had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx.
 xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of  modification.
xxtape data indicates the latest modification was made on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxevidence has been found regarding the modification in latest collection comments.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40413298	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$535.91	6.375%	360	xx	xx	Conventional	Fixed	Refinance	65.076%	65.076%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/23/2019	xx	Not Applicable	3.750%	$260.29	11/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xxin amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxjudgments and liens have been found.
xxprior year delinquent taxes have been found.	xx	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxS. xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure activity has been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xxto PACER, xxborrower (xxS. xx) had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx also got terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto PACER, xxborrower (xxS. xx) had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx also got terminated on xx/xx/xxxx.	xxloan modification agreement was made between xxS. xx (borrower) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit report is missing from loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21390674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$443.65	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	15.000%	15.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/30/2017	xx	Not Applicable	5.875%	$453.35	10/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx d/b/a xxpoint xx.

xxjunior or senior judgments/liens/mortgages:

x. xxare xac tive junior xxavailable in the updated title report against xxE. xxin the total amount of $x,xxx.xx in favor of "xx" and they was recorded on xx/xx/xxxx and xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for xx. and it was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxin the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on  xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxdue to xx-xx xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xxper the collection comment dated xx/xx/xxxx shows that the foreclosure referral step x completed. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.xxdebtor was dismissed on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx.

xxPOC was filed on xx/xx/xxxx with the claim amount of xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is xx.xx there is no comment indication a cram down.

																																																																																		xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53020285	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,674.64	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2015	xx	$61,393.01	2.000%	$738.50	03/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis junior HOA lien against subject property which is in the amount of $x,xxx.xx, recorded on xx/xx/xxxx and filed by xxof xxIII xx. xxsubject property is in xxstate.
xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months.
xxto the comment dated xx/xx/xxxx the RFD is curtailment of income. xxfurther information has been found.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
xxper the servicing comment dated xx/xx/xxxx, the loan modification agreement was made on xx/xx/xxxx with maturity date of xx/xx/xxxx.xxrate of interest is x.xxx% and P&I in the amount of $xxx.xx.xxnew UPB is xxout of which xxis the interest bearing amount. xxforbearance amount is xx.
xxper the servicing comment dated xx/xx/xxxx, the repayment plan was created with the start date of xx/xx/xxxx. xxper the servicing comment dated xx/xx/xxxx, the repayment plan was modified.
xxoccupancy of the subject property is unable to be determined.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.
xxborrower had also given the promise to pay the deferred balance in the amount of xxand the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23185506	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.63	6.000%	240	xx	xx	Conventional	Fixed	Cash Out	25.115%	25.115%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx”.

xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for “xx” and it was recorded on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx xxthe borrowers are not working due to xxand xxplan approved from xx/xx/xxxx for x months with a $x.xx monthly payment. xxstatus is xxoccupied.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23137457	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$320.58	6.875%	360		xx	xx		Conventional	Fixed		Purchase	100.000%	100.000%	Unavailable					Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the annual taxes of xxxx have been paid in the amount of $xxx.xx. xxchain of assignment has been completed. xxtitle issues have been found.	xxper the payment history dated xx/xx/xxxx, the last payment was received on xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB is xx.	xx: xxper the collection comment dated xx/xx/xxxx, no damages, litigation and forbearance have been found. xxborrower’s income is not affected by xx -xx xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Curable		* Missing Appraisal (Lvl x) "Appraisal report is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
546148	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$460.82	7.125%	350		xx	xx		Conventional	Fixed		Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, there are no active judgments against the borrower. xxannual taxes of xxxx have been paid in the amount of $xxx.xx.	xxper the payment history dated xx/xx/xxxx, the last payment was received on xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB is xx.	xx: xxper the collection comment dated xx/xx/xxxx, no damages, forbearance and litigation have been found. xxborrower's income is not affected by xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99092446	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,678.75	6.000%	360	xx	xx	Conventional	Fixed	Refinance	52.503%	52.503%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/27/2017	xx	Not Applicable	4.000%	$1,052.72	08/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xxof xxN.A.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx xxannual tax for the year xxxx/xxxx is past due (xxxx-days) in the amount of $x,xxx.xx which is good through by xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income due to xx-xx.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property.. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was not filed by the servicer. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88028704	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$622.59	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxwith xx# xx xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx xxis a statement of xx (xx) against the borrower in the favor of xxof xx, xxwhich was recorded on xx/xx/xxxx in the amount of xx.

xxcombined taxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in xx-xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the borrower xxand xxhad filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx and amended POC filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $x,xxx.xx. xxxx plan was confirmed on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32562180	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$444.17	2.250%	360	xx	xx	Conventional	ARM	Cash Out	66.400%	66.400%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx. with loan amount xxand which was recorded on xxx/xx/xxxx.

xxactive liens and judgments have been found against the borrower and subject property.

xxxx county taxes have been paid in the amount of $xxxx.xx.

xx, any prior year delinquent taxes have been found.
xxper payment history tape as of xx/xx/xxxx, loan is in delinquency for x months. xxdue date of regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxper payment history tape as of xx/xx/xxxx, loan is in delinquency for x months. xxdue date of regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure proceedings have been found.

xxbankruptcy filing has been found.

xxto collection comment, no damages or repairs have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60095079	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,032.57	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/18/2015	xx	Not Applicable	6.750%	$845.27	10/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx.
xxis a junior mortgage originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xx.
xxcredit card judgment was recorded on xx/xx/xxxx for the amount of $xxxx.xx in the favor of xx.
xxcurrent tax status is xxcertificate required.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxxx. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxxx. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx borrower’s income impacted due to covid-19.

																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xx and the borrower xxon xx/xx/xxxx. xxnew principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxmodification does not contain balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48307069	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$674.57	3.000%	360	xx	xx	Conventional	ARM	Cash Out	89.385%	89.385%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/08/2017	xx	Not Applicable	4.250%	$706.68	06/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xx with xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxmortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx, xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx. xxthe loan was modified in the year of xxxx and xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49160818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$912.44	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	89.063%	89.063%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.870%	$615.51	Unavailable	Unavailable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with book/page # xx in the amount of xxwith xx.
xxchain of assignment has been completed.
xxtaxes are paid.
xx	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred balance of xx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xx	xxis xxARM rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data as of xx/xx/xxxx, the loan has been modified on xx/xx/xxxx, the new maturity date is xx/xx/xxxx. xxseems the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58241425	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.62	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/20/2011	xx	Not Applicable	6.500%	$577.21	10/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxis one state tax lien open against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xxof xxof xx.

  xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19150243	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$783.76	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	80.000%	80.000%	Unavailable					Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxactive judgments or liens found.		xx: xxloan is performing. xxbankruptcy and foreclosure action has been found in the loan file. xxdamage or repairs has been found on the subject property. xx: xx: xx	Not Applicable	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."		* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94649259	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,400.49	5.625%	360	xx	xx	Conventional	Fixed	Not Applicable	50.545%	50.545%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	5.625%	$1,648.16	04/01/2019	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx."

x. xxis an active junior mortgage available against the subject property in the amount of xxin favor of "xx, xx" and it was recorded on xx/xx/xxxx.

x. xxare x active IRS liens available against the borrower in the total amount of xxin favor of "xxof the xx - xx " latest of which was recorded on xx/xx/xxxx.	xx: xxcomment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month.

xxreason for default as per comment dated xx/xx/xxxx is "xx." xxsubject property is currently owner occupied without any visible damages.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xxborrower promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45249091	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.80	6.375%	360	xx	xx	Conventional	Fixed	Refinance	69.859%	69.859%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/01/2012	xx	$54,475.00	4.625%	$1,566.47	09/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

 xxis an active junior state tax lien available in the updated title report against xxE xxin the amount of xxin favor of "xxof xx" and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx//x/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx//x/xxxx. xxUPB as of the date is in the amount of xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings and xxfilings.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16882891	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$716.67	6.250%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	4.250%	$534.86	05/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx's xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx d/b/a xx” instead of “xx.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings
																																																																																	xx: xx: xxdebtor (xx ) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94958191	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,738.94	5.375%	360	xx	xx	Conventional	ARM	Purchase	60.826%	60.826%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xxof xx xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active junior mortgage against subject property which is in the amount of xx, recorded on xx/xx/xxxx and filed by xx, A xx.
xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63090743	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.24	6.615%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxa division of xxof xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx

xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.
xxforeclosure proceedings were initiated on the loan by referring it to attorney case# xx and complaint was filed on xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxforeclosure proceedings were initiated on the loan by referring it to attorney case# xx and complaint was filed on xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13772390	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,226.21	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	54.190%	54.190%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2017	xx	Not Applicable	4.000%	$859.53	05/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, DBA xxwith xx # xx / xxx.
xxchain of assignment has been completed; currently the assignment is with xx D/B/A xx .
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was curtailment of income. xxper collection comment dated xx/xx/xxxx the property is occupied by borrower. xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case# xx the plan was confirmed on xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx. xxPOC amount was xxand arrearage amount was xx.	xxloan modification agreement was made between the borrower xxand servicer xx. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42069842	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$300.47	6.250%	360	xx	xx	Conventional	ARM	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx, xxand xx."

x. xxis an active credit card judgment available against the borrower in the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. xxtax information is currently not available.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xxR. xxand xxS. xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on x/xx/xxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status,
																																																																																	xx: xx: xxto PACER xx, xxR. xxand xxS. xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on x/xx/xxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status,	Not Applicable		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative Index Value is unable to confirm."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98642475	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.04	6.375%	240	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx# xx xxchain of assignment has been completed; currently the assignment is with xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of $ xx.	xx: xxper payment history borrower is current with the loan. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case# xx the plan was confirmed on xx/xx/xxxx. xxPOC amount was xxand xxamount was $x,xxx.xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19464768	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$799.21	6.250%	360	xx	xx	Conventional	Fixed	Refinance	28.217%	28.217%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin MERS as nominee for MERS as nominee for xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender xx D/B/A xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71536591	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,622.98	6.000%	360	xx	xx	Conventional	Fixed	Not Applicable	59.346%	59.346%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	51.730%	First	Final policy	Not Applicable	Not Applicable	08/20/2011	xx	Not Applicable	6.000%	$1,454.40	10/01/2011	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx lender xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxis an active junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx, xx.
xxactive lien and judgment have been found on the updated title report.
xst, xnd, xrd instalments of combined tax for the year of xxxx has been paid in the total amount of $x,xxx.xx.
xth installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47308470	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$819.75	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xxis a  mortgage dated xx/xx/xxxx and recorded on xx/xx/xxxx for the amount of xx. xxmortgage has been subordinated to subject mortgage through subordination agreement dated xx/xx/xxxx, recorded on xx/xx/xxxx.
xxactive judgments or liens were found.	xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD is not stated in the recent collection comments.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25510761	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$963.64	6.375%	180	xx	xx	Conventional	Fixed	Not Applicable	69.688%	69.688%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2014	xx	Not Applicable	6.375%	$507.85	04/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.”
xxis senior/prior xxavailable in the updated title report in the amount ofxx in favor of “xx" and which was recorded on xx/xx/xxxx. xxfinal title policy is missing from the loan file to confirm if this mortgage is there in scheduled B or not. xxrecorded copy of release or satisfaction has been found in the updated title report. xxtitle issue can be cured if recorded copy of xx/xxfound in the loan file. A possible title claim can be filed for it.	xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx.xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26323377	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$554.15	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	60.000%	60.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2013	xx	Not Applicable	6.250%	$554.15	01/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx's xx “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x months delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is delinquent. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx  till xx/xx/xxxx shows borrower is performing. xxlast payment received  was in the amount of $xxxx.xx and current interest rate as per pay history is x%.xxcurrent UPB is xx.
xxcomment pertaining foreclosure found in the loan file.
xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx.xxfor relief from automatic stay was filed on xx/xx/xxxx.xxper the case summary current status of bankruptcy is standard discharged and case terminated.
xxcomment pertaining repair or damage found in the loan file.

xx: xx: xxD xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx.xxpetition filed on xx/xx/xxxx.xxfor relief from automatic stay was filed on xx/xx/xxxx.xxper the case summary the current status of bankruptcy is case dismissed for failure to make plan payments and case is terminated.	xxmodification agreement was made between xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of xxx.xxbeginning xx/xx/xxxx.xxnew principal balance is xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "Subject property is in state of Wisconsin and require following disclosures however the disclosures are missing from the loan file.
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
																																																																																								Escrow Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3752671	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	$2,171.88	$3,047.97	6.250%	360	xx	xx	Conventional	Fixed	Refinance	75.818%	84.927%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/09/2018	xx	Not Applicable	3.875%	$1,541.44	03/01/2018	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx" in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx.”.
xxtaxes for the year of xxxx-xx are paid in the amount $x,xxx.xx and due taxes for xnd installment in the year of xxxx-xx amount of $x,xxx.xx. xxdelinquent taxes are found.
xxactive junior xxlien by plaintiff “xx, xx.” on subject mortgage in the amount of xxwhich is recorded on xx/xx/xxxx. xxactive xxlien by plaintiff “xx” on subject mortgage in the amount of $x,xxx.xx which is recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from xx months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $x,xxx.xx with the interest rate of x.xxx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx, the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from xx months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $x,xxx.xx with the interest rate of x.xxx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx. xxwas initiated and referred to attorney on xx/xx/xxxx located at xx further information found regarding current status of foreclosure. xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxpertaining damages are found against the subject property.
xx: xxwas initiated and referred to attorney on xx/xx/xxxx located at "xx xxfurther information found regarding current status of foreclosure.
																																																																																	xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrowers “xx” and “xx” and servicer (xx) “xx” on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $x,xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52745291	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$489.00	7.375%	360		xx	xx		Conventional	Fixed		Purchase	80.000%	80.000%	Unavailable		Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx’ which was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx’ with loan amount of xx.
xxis senior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx / xxx in the favor of ‘xx, xx’.
xxis junior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx’.
xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxprior delinquent taxes have been found.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xxto the PACER, ‘xx’ (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxPOC was not filed. BK case was discharged on xx/xx/xxxx and was terminated xx/xx/xxxx.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received on xx/xx/xxxx in the amount of  $xxx.xx with the current interest rate x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process.
xxsubject property is occupied by owner.
xxvisible damages have been found.

xx: xx: xxto the PACER, ‘xx’ (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxPOC was not filed. BK case was discharged on xx/xx/xxxx and was terminated xx/xx/xxxx.
xxis conventional type with fixed rate loan. xxto the note, rate of interest is x.xxx% and P&I is $xxx.xx. xxrate has been changed due to loan modified. xxrate was changed due to modification. xxpayment history shows that current interest rate x.xxx% and P&I is $xxx.xx. xxtape data reflects the loan has been modified on xx/xx/xxxx. xxmodification document is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81074723	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,155.36	6.500%	360	xx	xx	Conventional	Fixed	Refinance	60.893%	60.893%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	05/05/2017	xx	Not Applicable	2.000%	$976.13	06/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with MERS as nominee for xx which was recorded on xx/xx/xxxx with instr# xx xxchain of mortgage assignment has been completed.
xxis a senior mortgage open against the subject property in favor of xxin the amount of xxwhich was originated xx/xx/xxxx and recorded on xx/xx/xxxx with xx.
xxare liens open as follows:
x) xxare three unpaid garbage charge liens (sewer liens) open against the subject property in the favor of xxof xxin the total amount of xxx.xx which were recorded on different dates.
x) xxare nine unpaid garbage charge liens (sewer liens) open against the subject property in the favor of xxof xxin the total amount of $x,xxx.xx which were recorded on different dates.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, the borrower requested for assistance due to xx-xx. xxfurther details have been found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with new modified principal balance in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35430352	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$921.05	5.625%	360	xx	xx	Conventional	Fixed	Not Applicable	60.377%	60.377%	Unavailable	Not Applicable	VA	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2010	xx	Not Applicable	2.000%	$518.89	03/01/2010	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there is one civil judgments against the borrower xxin the amount of xxin favor of xx. xxof assignment is also complete. xxsubject mortgage in the amount of xxx,xxx.xx which was recorded on xx/xx/xxxx is on first lien position and there is one junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx.	xxper the payment history as of date xx/xx/xxxx the borrower is not and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date xx/xx/xxxx borrower is not delinquent. xxto collection comment history borrower is not impacted by the covid-19 and there are no property damages. xxdated on xx/xx/xxxx shows that borrower had filed the bankruptcy under chapter xx on xx/xx/xxxx with case number xxand the bankruptcy was discharged on xx/xx/xxxx.
																																																																																	xx: xx: xxborrower had filed the xxon xx/xx/xxxx under chapter xx with case number xxand plan was confirmed on xx/xx/xxxx. xxper the POC amount of claim is xxand amount of arrearage is $x,xxx.xx. xxto xxthe value of collateral is xxand amount of claim is xxso there is unsecured amount which is xx. xxwas discharged on xx/xx/xxxx.	xxloan was modified between borrower xxP xxand the lender xx on xx/xx/xxxx. xxper this modification agreement the new principal balance is xx. and borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx. xxis currently making the payment as per the xth step of this modification agreement.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91497499	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,225.28	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	79.920%	79.920%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	6.250%	$1,159.22	09/01/2019	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx."

x. xxis an active credit card judgment available against the borrower in the amount of $x,xxx.xx in favor of "xxN.A." recorded on xx/xx/xxxx.

x. xxis an active civil judgment available against the borrower in the amount of xxin favor of "W B H xx" recorded on xx/xx/xxxx.

x. xst installment of combined taxes for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx and the xnd installment is due for xx/xx/xxxx in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xx (debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC has not been filed by creditor. xxlast date of filing is xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
																																																																																	xx: xx: xxto PACER xx, xx (debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC has not been filed by creditor. xxlast date of filing is xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13727017	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.28	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Unavailable	35.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	xxtile report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed as currently the assignment is with xx, recorded on xx/xx/xxxx.
xxactive judgments or liens have been found pending.
xx;
x) xxcombined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxloan was modified in xxxx.
xxwas not initiated in the loan.
xxhas not filed bankruptcy yet.
xxproperty is in average condition. xxvisible damages or repairs have been observed on the subject property.
																																																																																	xx: xx: xx	xxa conventional fixed rate mortgage with P&I of $xxx.xx with interest rate of x.xxxx% and maturity date of xx/xx/xxxx. xxP&I as per payment history is $x,xxx.xx and interest rate as x.xxx%. xx, there is a difference in P&I with respect to xxdata which seems that there would be a possible loan modification. xx, an executed copy of such modification agreement is missing from the loan file. xxtape is also providing the information that the modification agreement was made on effective date of xx/xx/xxxx. xxcollection comments does not show any information regarding the same.	Mortgage Insurance	xx	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "This is conventional loan with LTV of xx.xxx%. Hence, MI certificate is required. But, it is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88404968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,129.92	6.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx, xx.
xxchain of assignment has been completed. xx, the mortgage is with xx D/B/A xxwhich was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxis an active HOA xxagainst the subject property in favor of "xx - xx", in the amount xxwhich was recorded on xx/xx/xxxx.
xxannual tax for the year xxxx/xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows claim in the amount of xxand the value of collateral is xxhence an unsecured amount is xx. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

Not Applicable	Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. As per the tape data as of x/xx/xxxx, the type of subject property as a manufactured home. An Appraisal Report at the origination is missing from the loan file. However, the Affidavit of Affixation is not available in the loan file. The ALTA x Endorsement is not attached with the final title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements.
																																																																																						A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."		* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37074399	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.74	5.750%	360	xx	xx	Conventional	ARM	Refinance	79.412%	79.412%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/20/2017	xx	$41,182.58	4.125%	$698.22	01/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as xxfor xx, xx.,” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx D/B/A xxand it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. there is an active “xxof xxof xx” for the amount of $xxx.xx which is held by “xx” against the subject property for the amount of $xxx.xx and it was recorded on xx/xx/xxxx with instrument# xx xxprior years delinquent taxes have been found.
xx	xx: xxloan is in collection. xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the lender has agreed to defer the principal balance in the amount of xxhence the interest-bearing principal balance is xx. xxborrower promises to pay P&I in the amount of $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

xx “xxof xx” located at “xx shows that the foreclosure was initiated in this loan in xxxx and sale is scheduled for xx/xx/xxxx. xxfurther information is available. xxdocument located at that the foreclosure was resumed in xxxx and xx and the case was referred to an attorney on xx/xx/xxxx. xxthe de-acceleration letter is missing from the loan file. xxlatest comment dated xx/xx/xxxx shows that the foreclosure filed is closed. xxfurther information is available.

xxcomment dated xx/xx/xxxx shows that the reason for default is reduction in income. xxshort term forbearance plan was approved for x months on xx/xx/xxxx. xxfurther information is available.

xx: xx “xxof xx” located at “xx shows that the foreclosure was initiated in this loan in xxxx and sale is scheduled for xx/xx/xxxx. xxfurther information is available. xxdocument located at that the foreclosure was resumed in xxxx and “xx and the case was referred to an attorney on xx/xx/xxxx. xxthe de-acceleration letter is missing from the loan file. xxlatest comment dated xx/xx/xxxx shows that the foreclosure filed is closed. xxfurther information is available.

																																																																																	xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the lender has agreed to defer the principal balance in the amount of xxhence the interest-bearing principal balance is xx. xxborrower promises to pay P&I in the amount of $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54671590	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,217.69	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	04/09/2018	xx	$7,551.93	4.000%	$779.04	05/01/2018	Financial Hardship	xxreview of the updated title report dated x/xx/xxx shows that the subject mortgage originated on xx/xx/xxxx with xxINC “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx were exempted on xx/xx/xxxx in the amount of $x.xx.xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxxx.xx and current interest rate as per pay history is x%.xxcurrent UPB is xx	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is delinquent. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx  till xx/xx/xxxx shows borrower is performing. xxlast payment received  was in the amount of $xxxx.xx and current interest rate as per pay history is x%.xxcurrent UPB is xx.
xxcomment pertaining foreclosure found in the loan file.
xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx.xxfor relief from automatic stay was filed on xx/xx/xxxx.xxper the case summary current status of bankruptcy is standard discharged and case terminated.
xxcomment pertaining repair or damage found in the loan file.
xxcomment regarding curtailment of income found in the loan file.
																																																																																	xx: xx: xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx.xxfor relief from automatic stay was filed on xx/xx/xxxx.xxper the case summary current status of bankruptcy is standard discharged and case terminated.	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx.xxnew modified rate is x% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx. xxmaturity date isx/x/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "Subject property is in state of Alabama and require following disclosure however the disclosure is missing from the loan file. Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97150200	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,308.92	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	79.832%	79.832%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2011	xx	Not Applicable	2.000%	$1,140.94	07/01/2011	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxand xxE. xx’ which was recorded on xx/xx/xxxx under instrument# xx xxxxxxx in the favor of ‘xx’ with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxprior delinquent taxes have been found.
xx	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxcomment dated xx/xx/xxxx shows that subject property is occupied by owner.
xxvisible damages have been found.
xxcomment dated xx/xx/xxxx shows that reason for default is loss of income. xxlatest comment dated xx/xx/xxxx shows that reason for default is reduction in income. xxfurther details have been found regarding covid-19 impact and any other plan.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $x,xxx.xx with the new interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79183987	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.88	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	64.584%	64.584%	Unavailable	Not Applicable				Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxand xxin the amount of xx		xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months. xxfurther information has been found. xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61443150	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$477.16	6.500%	240	xx	xx	Conventional	Fixed	Refinance	79.999%	79.999%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxof xxNA “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx.xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:
x)xxin the amount of $xxxx.xx having plaintiff as xxA  xxand recorded on xx/xx/xxxx.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is performing. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was not offered any plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx  till xx/xx/xxxx shows borrower is performing. xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxcomment pertaining foreclosure found in the loan file.
xxbankruptcy found as per PACER.
xxcomment pertaining repair or damage found in the loan file.
xx: xx: xx	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "Subject property is in state of Oklahoma and require following disclosures however the disclosures are missing from the loan file.
OK Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
																																																																																								Notice of Rights to Obtain a Security Freeze"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1333974	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$326.28	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	88.235%	88.235%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	586	Not Applicable	37.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx."

x. xxactive judgments or liens have been found.

x. xst and xnd installment of county taxes for the year xxxx have been paid in the total amount of $xxx.xx. xxother property related taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25169554	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.65	6.750%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/11/2014	xx	Not Applicable	6.750%	$1,132.20	08/01/2014	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxis IRS xxin amount xxin favor of xxrecorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx	xx: xx: xxloan is currently in bankruptcy. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxand xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found
 xx: xx.
xx: xxto the PACER, the borrower (xx, xx) had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxper xx/xxchapter xxplan, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months than $x,xxx.xx for xx months. xxdeadline to file the POC was xx/xx/xxxx. xx, the POC has not been filed yet.
																																																																																	xx: xx: xxto the PACER, the borrower (xx, xx) had filed the bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxper xx/xxchapter xxplan, the debtor shall pay to the trustee in the amount of $xxx.xx for xx months than $x,xxx.xx for xx months. xxdeadline to file the POC was xx/xx/xxxx. xx, the POC has not been filed yet.	xxloan modification agreement was made between xxand xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59792522	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.16	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	652	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment is complete.
xxare no active judgments and liens.
xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27523474	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.30	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2018	xx	$14,805.83	3.875%	$266.24	02/01/2018	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx."

x. xxis an active junior mortgage available against the subject property in the amount of $x,xxx.xx in favor of "xx" recorded on xx/xx/xxxx.

x. xxactive judgments or liens have been found.

x. xxcombined taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxsubject property is currently owner occupied. xxevidences of damages or repairs have been found.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xxout of which xxhas been deferred. xx, the new interest bearing principal balance is in the amount of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27398651	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$578.52	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxactive judgments or liens found.	xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months. xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."	* Missing Appraisal (Lvl x) "Missing Appraisal"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54193405	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$818.90	6.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as for xx, xx.
xxis junior mortgage in the favor of xx recorded on xx/xx/xxxx in the amount of xx.
xxis judgment in the favor or town of xxin the amount of $xxx.xx recorded on xx/xx/xxxx.
xxxx-xxxx county xst and xnd tax is due on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxx.xx
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is unavailable.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93953988	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,214.66	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	$44,967.81	4.875%	$497.29	05/01/2019	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as for xx, xx.
xxactive lien or judgment has been found.
xxxx town annual tax is due on xx/xx/xxxx in the amount of $xxx.xx.xxxx county annual tax is due on xx/xx/xxxx in the amount of $xxx.xx and xxxx-xxxx school annual tax has been paid on xx/xx/xxxx in the amount of $xxxx.xx
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is unavailable.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xx .on xx/xx/xxxx. xxper the modified term, the new principal balance xxThe borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87687502	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$334.02	6.500%	240		xx	xx		Conventional	Fixed		Refinance	70.000%	70.000%	Unavailable	Not Applicable				Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxand xxin the amount of xx		xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months. xxfurther information has been found. xx: xx: xx	Not Applicable	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33696843	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.35	6.750%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	xx	Not Applicable	6.750%	$509.25	02/01/2019	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx's xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx  which was recorded on xx/xx/xxxx.
xxactive lien and judgment have been found.
xxcombined taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.

xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the latest xx months of servicing comments. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. xxborrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xxx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx xxnew principal balance stated in the xxis in the amount of xx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in IL state. The following require state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice.
																																																																																								x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5966663	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$863.69	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	74.000%	74.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2019	xx	Not Applicable	4.000%	$552.28	04/01/2019	Financial Hardship	xxof xxtitle report dated xx/xx/xxxx shows that subject mortgage was originated onx/xx/xxxx in the amount of xxby lender E- xx, xx. xxof assignment is incomplete as last assignment should be with xx or xx. xxtaxes for the year xxxx have been paid.
xxliens are active on the subject property
xxmortgage in the amount of xxoriginated on xx/xx/xxxx by lender xxof xx, NA and recorded on xx/xx/xxxx.
xxrecorded on xx/xx/xxxx in the amount of $xxxx.xx by plaintiff FIA card services,NA.	xxof payment history as of xx/xx/xxxx shows borrower is x month delinquent with the loan. xxpayment was received in the amount of $xxx.xx on xx/xx/xxxx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xx%.	xx: xxis in collections.
xxof payment history as of xx/xx/xxxx shows borrower is x month delinquent with the loan. xxpayment was received in the amount of $xxx.xx on xx/xx/xxxx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xx%.
xxfiled bankruptcy under chapter xx on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows unsecured portion of $x,xxx.xx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage amount of $x,xxx.xx. xxwas discharged on xx/xx/xxxx.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs found to the subject property.
																																																																																	xx: xx: xxfiled bankruptcy under chapter xx on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows unsecured portion of $x,xxx.xx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage amount of $x,xxx.xx. xxwas discharged on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between xx " borrower" and xx "xx". xxprinciple balance as per modification is xxwhich is also interest bearing amount. xxagrees to pay P.I. in the amount of $xxx.xx with the I.R. of x.xx% starting from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95940151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,468.75	$2,061.22	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	62.667%	62.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2010	xx	$19,186.25	2.000%	$871.85	04/01/2010	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx D/B/A xxpoint xx.
xxactive liens and judgments have been found against the borrower and subject property.
xst installments of county taxes for year xxxx-xxxx have been paid off in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx:(xxxxxxxxxx_xxxxxxxx, xxxxxxxxxx_xxxxxxxx, xxxxxxxxxx_xxxxxxxx)

xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xxD dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as xx.
xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xxxx% and P&I will be $xxxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.

xx: xx: xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xxD dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as xx.
xxdebtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xxxx% and P&I will be $xxxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4622517	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/13/2024	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$997.08	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with “xx”
xxactive judgments or liens have been found.
xxprior years of taxes paid.
xx	xx:
xxloan is currently performing. xxborrower is current with the loan and next due date is xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney. xxfurther details have been found.
xxpost-closing details regarding the bankruptcy have not been found.
xxdamages were reported.

xx: xxper comment dated xx/xx/xxxx, the foreclosure was initiated and referred to an attorney. xxfurther details have been found.
xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93493626	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$656.93	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	58.140%	58.140%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with NewRez xx.
xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxdamages or repairs have been found. xxsubject property is owner occupied.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93190146	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,093.70	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/28/2019	xx	Not Applicable	6.125%	$1,012.79	09/01/2019	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and lender xx's xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx D/B/A xx”.
xxis an active state tax lien against the xxD. xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx. xxsupporting document is attached with the updated title report. xxthe SSN# xx xxD. xxis not available on the supporting documents.
xxis an active child support lien against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx.
xst installment of xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of xxtax for the year of xxxis due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper comment dated xx/xx/xxxx the covid-19 FB has been extended for x months which starts from xx/xx/xxxx to xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $x,xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84157726	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$377.78	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2017	xx	Not Applicable	6.625%	$297.95	06/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxis a credit card judgment against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxis child support lien against the borrower in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxcounty and city annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in payment plan. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxper the collection comment dated xx/xx/xxxx, the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. xxshort term forbearance plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx with monthly installment of $x.xx. xxcollection comment dated xx/xx/xxxx states the forbearance plan has been extended till xx/xx/xxxx. xxfurther proceedings found. xxBPO report xx dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xx	xxloan modification agreement made between borrower xxand xx (xx) and xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14069091	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.06	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	89.962%	89.962%	Unavailable	No	PMI	Unavailable	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	7.250%	$633.95	05/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx with lender, xx, xx., dbaLendingTree xxfor the amount of xxhas been active on the title.
xxactive judgments or liens were found.
xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx	xxhistory as of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx payment. xxpayment was made on xx/xx/xxxx in the amount of $xxx.xx. xxUPB is xxand interest rate is x.xxx%	xx: xxis in collection and borrower is next due for xx/xx/xxxx payment.
xxevidence of active foreclosure was found.
xxevidence of damage or repair to the subject property was found.
xxevidence of xximpact on the borrower's income was found.
xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xxwhich is to be paid with fixed interest at the rate of x.xxx% by making P&I of $xxx.xx from xx/xx/xxxx till xx/xx/xxxx.	Mortgage Insurance Origination Appraisal	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Tape data states loan is MI insured. However, MI certificate is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl x) "An appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62216444	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,380.57	7.500%	180	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	683	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	$60,357.75	4.625%	$644.50	06/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx# xx xxchain of assignment has been completed; currently the assignment is with xx D/B/A xx. xxis state tax lien against the borrower in the favor of xxof xx, xxof xxwhich was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the bankruptcy case# xx dismissed on xx/xx/xxxx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the servicer provided xx months forbearance plan to the borrower that was started from xx/xx/xxxx to xx/xx/xxxx. xxper the comments dated xx/xx/xxxx, the servicer extended covid-19 forbearance plan till xx/xx/xxxx.
xxproperty has damaged. xxper comment dated xx/xx/xxxx and xx/xx/xxxx, the subject property was damage due to water and wind. xxloss amount is $x,xxx.xx and the loss date was xx/xx/xxxx. xxper comment dated xx/xx/xxxx, and estimate has been received from xx. xxcomments dated xx/xx/xxxx reflect that the repairs have been completed. xxfurther details have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxcase was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is $x,xxx.xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxdeferred balance is xx. xxis no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,417.65	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26583855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,040.56	6.250%	360	xx	xx	Conventional	ARM	Not Applicable	50.448%	50.448%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	784	785	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2017	xx	Not Applicable	3.875%	$531.87	05/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx..
xxis xx/xx/xxagainst the subject property in the favor of xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis xxagainst the borrower in the favor of xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis xxagainst the borrower in the favor of xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xst and xnd installment of county taxes for year xxxx has been paid off in the amount of $ xxxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx

xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4634190	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$923.33	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	89.565%	89.565%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xxof xx, NA.”
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx in xxpetition shows that the unsecured amount $x,xxx.xx out of secured claim in the amount of xxand the value of collateral is xx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx in xxpetition shows that the unsecured amount $x,xxx.xx out of secured claim in the amount of xxand the value of collateral is xx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7124783	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$416.20	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	Not Applicable	6.625%	$341.37	10/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xxand was recorded on xx/xx/xxxx with xx.

xxof the assignment is complete.
xxactive judgments or liens found.
xxcounty annual taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior delinquency taxes are found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $ xxx.xxand PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $ xxx.xxand PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is xxof xx.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxmodification agreement made between borrower xxand xx (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22125055	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,816.08	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	89.546%	89.546%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xxfor the amount of xx.
xxactive liens and judgments have been found against the borrower and subject property.	xx	xx: xxto the collection comment dated xx/xx/xxxx, the reason for default was unemployment due to xx-xx. xxwas not filed.
xxinformation has been found regarding the foreclosure.
xxsubject property has been occupied by the owner. xxdamages or repairs have been found.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16988293	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,429.16	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	91.926%	91.926%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/01/2014	xx	$38,098.52	2.000%	$484.24	09/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, with instrument # xx in the amount of xx.

xxchain of assignment has been completed.

xxactive judgments or liens found.

xxxst and xnd installment of county taxes for the year xxxx is paid in the amount of $x,xxx.xx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand deferred balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxmodification is taken further into x steps. xxloan was modified twice since origination.

xxper comment dated xx/xx/xxxx, the reason for default is loss of income as the borrower's income is covid impacted. xxper comment dated xx/xx/xxxx, short term x month forbearance plan was approved which will begin from xx/xx/xxxx, with monthly payment of $x.xx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand deferred balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxmodification is taken further into x steps. xxloan was modified twice since origination.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58016683	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,421.09	6.000%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	08/01/2016	xx	Not Applicable	3.875%	$917.09	09/01/2016	Financial Hardship	xxtitle report shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title. xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.	xx	xx: xxis in bankruptcy and borrower has been delinquent since xx/xx/xxxx payment.
 xxcomment dated xx/xx/xxxx states that loan has been active in litigation and litigation is currently being handled by corporate legal.  xxfurther information was found.
BK was filed on xx/xx/xxxx under case# xx case was converted on xx/xx/xxxx.
																																																																																	xx: xx:BK was filed by borrower under chapter xx on xx/xx/xxxx under case# xx case was converted to chapter xx on xx/xx/xxxx. xxreflect property value as xxand unsecured portion in the amount of xx. xxwas confirmed on xx/xx/xxxx.	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94947731	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$367.88	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, NA and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes were paid in the amount of $x,xxx.xx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date isxx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxloan is in collection less than xx days.
xxreview of the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date isxx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxper collection comment the debtor xxfiled xx-xx bankruptcy xx# xx and the bk was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is xx. xxvalue of collateral is xxand unsecured portion is x.xx.
xxforeclosure found as per review of collection comments.
xxdamage found in the loan file and no liens and judgment found.
xxinformation regarding xx-xx.
xx: xx: xxto the PACER report, the debtor xxfiled xx-xx bankruptcy xx# xx and the bk was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is xx. xxvalue of collateral is xxand unsecured portion is x.xx. xxdebtor filed POC is not available. xxfor relief from automatic stay was not filed by debtor.	Not Applicable	Missing Required State Disclosures Origination Appraisal	xx	x: Curable	* Missing Required State Disclosures (Lvl x) "The property is located at "Tennessee" state.
The following state disclosures are missing from loan file:-
x. Placement of Insurance Disclosure
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
																																																																																							x. Insurance Solicitation/Post Commitment"	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44902617	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$299.76	8.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active senior water/sewer lien available in the updated title report against xxB. xxin the amount of $xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

x. xxis an active junior water/sewer lien available in the updated title report against xxB. xxin the amount of $xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was not offered any resolution plan by servicer.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74651265	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,336.44	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	76.790%	76.790%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “E-xx, xx.” with xx# xx xxchain of assignment has been completed.

xxare two xxliens active against the subject property in the total amount of xxin the favor of same lender “xxof xx” recorded on different dates.

xxare four state tax liens open against the subject borrower “xxR xx” in the total amount of $x,xxx.xx in the favor of same lender “xxof PA” recorded on different dates.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x month behind his scheduled payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

xxRFD is unable to be determined.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2199497	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$464.97	6.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx's xx.
xxof assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx's xxlender.
xxare x judgments.
xxcounty taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxschool taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure and foreclosure have been found. xxRFD is unable to determined. xxper the comments, the borrower income was impacted by xx. xxfurther details have been found.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58947909	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$511.65	6.250%	240	xx	xx	Conventional	Fixed	Cash Out	34.653%	34.653%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.250%	$326.29	07/01/2013	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx (fka xx) which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
																																																																															xxis a claim for gas service (xxlien) open against the subject property in the favor of xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xx: xx: xx	xxper conventional interest only xxinterest rate was x.xx% and P&I was $xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xx and interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27638125	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.16	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with "xx" “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from "xx" xxto "MERS, INC. recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes found. xxactive judgments or liens found.	xxof the payment history provided by MERS,INC for the period xx/xx/xxxx till x/xx/xxxshows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is in active and payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property .

 xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation   however no further information available to understand the current status of foreclosure process.

xxdamage found on the subject property.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx   shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation   however no further information available to understand the current status of foreclosure process.

																																																																																	xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21560370	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$574.82	7.000%	360	xx	xx	Conventional	Fixed	Refinance	69.120%	69.120%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xxDBA xxcom.
xxactive liens or judgment have been found.
xxxst tax of xxxx tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxnd tax of xxxx tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collections.
xxto the collection comment xxfor default is xxof xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxE. xxand xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx.xxplan was discharged on xx/xx/xxxx and terminated xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39780432	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.02	7.000%	360	xx	xx	Conventional	Fixed	Refinance	88.409%	88.409%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/04/2014	xx	Not Applicable	4.125%	$1,049.67	10/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx,N.A xxjunior or senior judgments/liens/mortgages:
x.xxis an active senior/prior xxavailable in the updated title report in the amount of xxin favor of "xx" and which was recorded on xx/xx/xxxx. xx, this prior mortgage is not showing in schedule-B of final xxas an exception.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx.xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx.xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91190204	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,927.85	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed.
xxsubject mortgage is at first lien position.
xxactive judgments or liens found.
xxare exempt.

xx	xx: xxloan is in collection.
xxloan was originated on xx/xx/xxxx with P&I of $xxxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxxx.xx and the rate of interest rate x.xxx%. xxthe loan xx/ AOT/ COT is missing from the loan file.

xxcomment dated xx/xx/xxxx shows that the borrower is unable to make payment due to COVID-xx. xxfurther information is available.

xx: xx: xx
xxloan was originated on xx/xx/xxxx with P&I of $xxxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxxx.xx and the rate of interest rate x.xxx%. xxthe loan xx/ AOT/ COT is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56450624	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,556.67	$3,319.55	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2011	xx	$32,442.95	2.000%	$1,263.72	04/01/2011	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx, LP, d/b/a xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxare x xxagainst the name of borrower in the amount of in favor of xx & xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on x/xx/xx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on x/xx/xx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal balance of xxhence the interest bearing amount is xx. xxrate was started from x.xx% with P&I $x,xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx% and P&I $x,xxx.xx. xxavailable mod agreement is not executed by the borrower.

xxper comment dated xx/xx/xxxx the borrower has been impacted by xx-xx and the forbearance plan for x months was approved which was begun from xx/xx/xxxx. xxper comment dated xx/xx/xxxx the FB plan extended till xx/xx/xxxx. xxmore details are available.

																																																																																	xx: xx: xx	xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal balance of xxhence the interest bearing amount is xx. xxrate was started from x.xx% with P&I $x,xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx% and P&I $x,xxx.xx. xxavailable mod agreement is not executed by the borrower.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79299019	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$651.03	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2019	xx	$11,910.31	4.000%	$424.63	02/01/2019	Financial Hardship	xxtitle report shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xxactive judgments or liens were found.
xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.	xx: xxis in current and borrower is next due for xx/xx/xxxx payment.
BK was filed by borrower under chapter xx, case# xx xx/xx/xxxx which was later dismissed on xx/xx/xxxx.

xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
xx: xx:BK was filed by borrower under chapter xx, case# xx xx/xx/xxxx which was later dismissed on xx/xx/xxxx.
																																																																																		xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94750525	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$255.55	7.375%	360		xx	xx		Conventional	Fixed		Purchase	100.000%	100.000%	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xxof xx” for the amount of xxand it was recorded on xx/xx/xxxx. xxchain of the assignment has been completed. xxsubject mortgage is at first lien position. xxactive judgments or liens found. xxxx xxare xxon xx-xx-xxxx, but they are not considered as xxuntil x-x-xxxx for xst half and x-x-xxxx for the xnd half.	xx	xx: xxloan is in collection. xxto the BPO report located at” x.x.x.xxxx xxxxxxxxxx” dated xx/xx/xxxx the subject property needed roof and exterior painting. xxestimated cost of repair is in the amount of xx. xxcomment dated xx/xx/xxxx states that the reason for default is borrower has COVID-xx. xxfurther information is available. xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36856801	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.36	7.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx states that the subject mortgage was originated on xx/xx/xxxx with (the lender) MERS as nominee for xx, which was recorded on xx/xx/xxxx in the amount of xx.
xxof assignment has been completed currently the assignment is with xx D/B/A xx, its xxand xxand it was recorded on xx/xx/xxxx.
xxactive judgments and liens has been found pending against the property/borrower.
xxand xxof xxhas been paid in the total amount of $xxx.xx.
xxprior year’s delinquent taxes have been found.
xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxloan has not been modified since origination and currently the borrower has been making payments as per ARM note terms. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcomment found stating that the borrower’s income is impacted due to xx-xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61942310	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$482.63	8.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx.” with xx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxtaxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

xxcounty taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxper the comment dated xx/xx/xxxx, the RFD is excessive obligation.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95661087	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,283.75	7.000%	360	xx	xx	Conventional	ARM	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2014	xx	Not Applicable	4.625%	$1,973.69	07/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx, INC.”.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxprior year delinquent taxes have been found in the updated title report.
xxcombined taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xxx% withP&I in the amount of $x,xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xxx% withP&I in the amount of $x,xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance xx.xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52542280	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,263.28	6.875%	360	xx	xx	Conventional	ARM	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/26/2017	xx	$8,873.48	4.125%	$889.81	01/01/2018	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx.
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxper comment dated xx/xx/xxxx the reason for default is curtailment of income.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49127098	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$368.38	7.250%	360	xx	xx	Conventional	Fixed	Purchase	78.261%	78.261%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/25/2018	xx	Not Applicable	3.875%	$207.42	06/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx, xx.
xxchain of assignment has been completed.
xxdelinquent taxes have been found.
xx	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxthe loan is in active xx.
xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74593100	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$416.13	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	76.250%	76.250%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/15/2017	xx	Not Applicable	7.250%	$349.12	03/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.”
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx.xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99722139	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,679.97	6.500%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2010	xx	Not Applicable	2.000%	$1,668.57	03/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx, INC and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx. xxcounty property taxes was paid on the date of xx/xx/xxxx in the amount of $xxx.xx.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.

xx: xxservicing comments dated on xx/xx/xxxxcro xx/xx/xxxx. xxRFD is unemployed and decreased income. xxcomment dated on xx/xx/xxxx hows that borrower facing financial issue. the reason for default was curtailment of income. xxfurther information regarding foreclosure.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is xx month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.
xxmodification agreement was made between xxF. xxand xxO. xxand lender xxLP on xx/xx/xxxx.  xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare xx steps in the modification.
xxBK found against borrower.
xxdamages and repairs have ben found on subject property.
xxinformation regarding covid-19.
xx: xxservicing comments dated on xx/xx/xxxx to xx/xx/xxxx. xxcomment dated on xx/xx/xxxx hows that borrower facing financial issue. the reason for default was curtailment of income. xxfurther information regarding foreclosure.
xx: xx	xxmodification agreement was made between xxF. xxand xxO. xxand lender xxLP on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning of xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxare xx steps in the modification.
Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at Hawaii state.
The following state disclosures are missing from the lon file:-
																																																																																								x. Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91462035	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$956.25	$1,292.62	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2018	xx	Not Applicable	4.000%	$691.79	05/01/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx, xx.”
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xx, xx” and it was recorded on xx/xx/xxxx.
xxis senior/prior xxavailable in the updated title report in the amount ofxx in favor of “xxB. xxand xxS. xx, husband and wife as joint tenants" and which was recorded on xx/xx/xxxx. xx, this prior mortgage is not showing in schedule-B of final xxas an exception.
xxrecorded copy of release or satisfaction has been found in the updated title report.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxxst installment of xxtaxes for xxxx/xxxx have been paid in full in the amount of $ xxx.xx on xx/xx/xxxx and xnd installment is due in the amount of $xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx .xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77908539	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.22	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2015	xx	Not Applicable	4.375%	$1,222.72	03/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with xx.
xxchain of assignment has been completed; currently the assignment is with xx D/B/A xx .
xxis a xxlien against the borrower in the amount of $x,xxx.xx in favor of xx. xxthe instrument number DC xxxxxx-xx / and was recorded on xx/xx/xxxx.
xxis a xxlien against the borrower in the amount of $xxx.xx in favor of MultiCare xx. xxthe instrument number DC xxxxxx-xx / and was recorded onxx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx borrower is affected by covid virus. xxper collection comment dated xx/xx/xxxx the reason for default of borrower is covid virus. xxevidence has been found regarding damage or repairs in the latest servicing comments. .
																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case# xx the plan was confirmed on xx/xx/xxxx. xxPOC amount was xxand arrearage amount was $xx.xx.	xxloan modification agreement was made between the borrower xx and servicer xx. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxxx.xx beginning on xx/xx/xxxx to maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34415323	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.03	7.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx,INC " “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xxwide xx, INC xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes found. xxactive judgment liens found on the updated title report.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due datexx/x/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx and payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property.

 xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx for due datexx/x/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate   as per pay history is x.xxx%.

xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process xxbankruptcy filed by borrower.
xxdamage found on the subject property.
xx: xxservicing comments from  xx/xx/xxxx till xx/xx/xxxx shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.
																																																																																	xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3021055	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,573.24	7.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/01/2017	xx	$41,397.02	4.125%	$1,105.70	01/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx xxchain of assignment has been completed.
xxdelinquent taxes have been found.
xx	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the mortgage payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxthe loan is in active xx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83923274	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.80	6.375%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Full Documentation	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	743	Not Applicable	82.797%	First	Final policy	Not Applicable	Not Applicable	12/01/2013	xx	$7,276.70	4.125%	$549.99	12/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for country wide xx,INC. “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxassignment from xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes found. xxactive judgment and liens found on updated title report.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is payments are not delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that borrower ability to make payment seems fair.
 xxnew modified rate is x.xxx % and borrower promises to pay  P&I in the amount of  $ xxx.xx beginningxx/x/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.

xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx  for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate   as per pay history is x.xxx%.

xxbankruptcy filed by borrower.
xxdetails regarding foreclosure found in the loan file or collection comments.
xxdamage found on the subject property.
xx: xx: xx	xxmodification agreement was made between xxculbert and lender xx on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $ xxx.xx beginningxx/x/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
																																																																																				xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7018331	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,710.16	8.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/01/2016	xx	$67,729.10	2.000%	$478.57	08/01/2016	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich is recorded on xx/xx/xxxx. xxchain of assignment is complete as the current assignment is with “xx D/B/A xx. xxand xx”. xxactive xxlien by plaintiff “xxN.A.” on subject mortgage in the amount of xxwhich is recorded on xx/xx/xxxx	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx. xxper comment.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx. xxforeclosure was initiated and referred to attorney on xx/xx/xxxx after that foreclosure was put on hold due to xxand close file on xx/xx/xxxx. xxforeclosure was place and process is on hold. xxfurther information found regarding current status foreclosure.
xxis no bankruptcy filed by borrower and no pertaining damages are found against the subject property.
xx: xxforeclosure was initiated and referred to attorney on xx/xx/xxxx after that foreclosure was put on hold due to xxand close file on xx/xx/xxxx. xxforeclosure was place and process is on hold. xxfurther information found regarding current status foreclosure.
																																																																																	xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, and deferred balance is xxand remaining those balance in the amount of xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61147862	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.15	7.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/07/2017	xx	Not Applicable	7.500%	$585.27	10/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, xx. xxis one credit card judgment open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx xxxx county annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95369748	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$324.30	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	6.750%	$276.06	05/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed the last assignment is with xx which was recorded on xx/xx/xxxx.
xxis no active judgment and liens have been found.
xxannual combined taxes of xxxx have been paid in the amount $x.xx. xxdelinquent taxes have been found for the prior year.
xxreview of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxloan modification agreement was made between the borrower xxB xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination. xxreview of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxtill the due date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxB xxand the lender xxtree servicing LLC on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37583790	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.99	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper review of xxreport dated x/xx/xxxxNo active judgments or liens found.		xx: xxis currently performing with the loan. xxbankruptcy has been filed by the borrower. xxforeclosure related information found in the loan file. xx: xx: xx	xx	Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "original note is missing from the loan file."		* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34927320	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,202.18	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with “lender” xx and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment goes to xx to xxor xx but the UT shows last assignment from xx xxand xxto xx. xxannual county property taxes were paid in the amount of $xxx.xx. xxare no active judgments and liens on the updated title.	xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of $x,xxx.xx and current interest rate as per pay history is x.xxx%.	xx: xxcomment dated on xx/xx/xxxx to xx/xx/xxxx. xxborrower is currently performing. xxwillingness to pay is good.
xx, xx. and xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim amount is xx. xxvalue of collateral is xxand unsecured portion is $x.xx. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount $x,xxx.xx. xxfor relief from automatic stay was not filed by debtor.
xxof the payment history provide for the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is currently performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of $x,xxx.xx and current interest rate as per pay history is x.xxx%.
xxforeclosure found against borrower.
xxdamages and repairs has been found on subject property.
xxmore information regarding to xx-xx.
xx: xx: xx, xx. and xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim amount is xx. xxvalue of collateral is xxand unsecured portion is $x.xx. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount $x,xxx.xx. xxfor relief from automatic stay was not filed by debtor.	xx	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The property is located at Louisiana State.
The following state disclosures are missing from loan file:-
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x. Anti-Tying Disclosure
																																																																																								x. Financial Institution Choice of Insurance Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6010051	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,327.00	6.875%	360	xx	xx	Conventional	Fixed	Refinance	69.178%	69.178%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/24/2014	xx	Not Applicable	4.500%	$874.83	02/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for xx. and it was recorded on xx/xx/xxxx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxst installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.
xxxrd installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xth installment of $xxx.xx has also been paid off on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is performing and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on  xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxdue to xx-xx xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xxto the PACER the borrower xxA. xxand xxL. xxfiled bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxis no evidences are found regarding reaffirmation agreement. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx there is no comment indication a cram down.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61608704	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$403.40	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/05/2020	xx	Not Applicable	3.875%	$238.85	02/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xx.
xxare two junior mortgages against the subject property in the favor of xxand xxof the xxof xxfor the amount of xxand xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxactive liens and judgments have been found.
xxshow as follow.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxwas initiated in xxxx and the foreclosure was referred to an attorney on xx/xx/xxxx xx xxcomplaint was filed on xx/xx/xxxx with the case# xx pg# xx & xxxx”). xxcomplaint was filed on xx/xx/xxxx. xxcase has been discontinued xx property is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xxwas initiated in xxxx and the foreclosure was referred to an attorney on xx/xx/xxxx xx xxcomplaint was filed on xx/xx/xxxx with the case# xx pg# xx & xxxx”). xxcomplaint was filed on xx/xx/xxxx. xxcase has been discontinued on xx/xx/xxxx xx: xx	xxloan was modified on xx/xx/xxxx between the borrower and the lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31857345	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/18/2024	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$377.16	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx D/B/A xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx."

x. xxactive judgments or liens have been found.\

x. xxcounty taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxforeclosure of the subject property has begun. xxforeclosure was referred to attorney and the complaint was filed on xx/xx/xxxx. xxfinal order of foreclosure was filed on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
xx: xxforeclosure of the subject property has begun. xxforeclosure was referred to attorney and the complaint was filed on xx/xx/xxxx. xxfinal order of foreclosure was filed on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
																																																																																	xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28367998	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,576.63	6.875%	360	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. d/b/a xxin the amount of xxwhich was recorded on xx.
xxchain of assignment has been completed. xxthe assignment is with xx
D/B/A xxwhich was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxcombined taxes are paid.
xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic.
xxare no comments found related to the subject property type and the condition.

xx: xx: xx	xxis xxrate mortgage and a maturity date of xx/xx/xxxx. xxper the tape data the original P&I is $xxxx .xxand an interest rate of x.xxx %. xxper payment history is $xxx.xx and rate of interest is x.xxx %; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62253631	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$815.20	7.250%	360	xx	xx	Conventional	Fixed	Purchase	98.760%	98.760%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2018	xx	$42,509.37	4.000%	$414.55	06/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx.

xxchain of assignment has been completed. xxlast assignment is starts with xx.

xxare xx state tax liens which were recorded on different amount with different dates the total in the amount of xxin favor of xxof xx.

xxis one civil judgment lien which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xxwith xx # xx xx# xx xx/xxis xxxxxxxxxx xxxx/xx.

xxis one civil judgment lien which was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx with xx # xx xx# xx xx/xxis xxxxxxxxxx xxxx/xxx.

xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment the reason for default is unemployment decreased of income. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx xxnew modified principal balance as per modification is in the amount of xx. xxdeferred principal balance is xx. xxinterest-bearing amount is xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.

xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was not filed. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxdebtor discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

																																																																																	xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was not filed. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxdebtor discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx xxnew modified principal balance as per modification is in the amount of xx. xxdeferred principal balance is xx. xxinterest-bearing amount is xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The subject property is located in the AL state. The following state disclosures are missing from the loan file: x Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54118720	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,559.67	6.375%	360	xx	xx	Conventional	Fixed	Refinance	66.667%	66.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	Not Applicable	2.000%	$1,249.75	05/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx,xx..

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xx, xx . xxit was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx ." and it was recorded on xx/xx/xxxx.

x. xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx (xx), N.A." and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been delinquent in the amount of $x,xxx.xx on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xxloan has been modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx/ xxin xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63521105	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$899.49	7.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	7.000%	$728.79	11/01/2017	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx's xxand it was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxis a junior mortgage open against the subject property in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx. xxare two HOA liens open against the subject property in the favor of xx, xxin the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.

xxper comment dated xx/xx/xxxx, the new claim was filed for wind damaged to property on xx/xx/xxxx. xxcheck was received in the amount of $x,xxx.xx. xxfurther details have been found.

xxper comment (xxxxxxxxx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxplan was extended on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

																																																																																	xx: xx: xx	xxper conventional interest only xxinterest rate was x.xx% and P&I was $xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xx and interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,402.38	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89408183	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$214.92	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2016	xx	Not Applicable	4.000%	$142.55	04/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.

																																																																																	xxdoc locator: xx	xxwas modified on xx/xx/xxxx with UPB xx. xxnew monthly P&I is $xxx.xx and interest rate is x.xx%. xxmaturity date is extended xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72318629	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$491.17	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	61.538%	61.538%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx.” with xx/xx# xx / xxxx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is making payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments.

																																																																																	xx: xx: xx	xxis conventional fixed mortgage with the original P&I $xxx.xx and the interest rate x.xxx%. xxper the payment history as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xxx %. xx, there is decrease in P&I with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects the xxeffective date is xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21775005	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$285.67	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	xx	Not Applicable	7.375%	$222.50	02/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxof xx which was recorded on xx/xx/xxxx with instr# xx xx/xx# xx xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found.
xxis a senior mortgage open against the subject property in the favor of xxin the amount of xxwhich was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with xx/xx# xx	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxper comment xx dated xx/xx/xxxx, the borrower income has been impacted by xx-xx.  xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from x/x/xx to x/x/xx. xxper comment dated xx/xx/xxxx, the borrower still impacted by xx-xx and he is still out of work. xxfurther details have been found.

xxdoc locator: xx
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx. xxnew monthly P&I is $xxx.xx and interest rate is x.xxx%. xxmaturity date extended to xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75313426	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,793.23	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xxmortgage xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxare three junior HOA liens against subject property which is in the total amount of $x,xxx.xx and filed by xx, xx. xxsubject property is xx.
																																																																																xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x month. xxfurther information has been found. xx: xx: xx	xxARM rate loan was originated on xx/xx/xxxx with ARM at the rate of x.xxx % and P&I in the amount of $x,xxx.xx however latest pay history shows current interest rate that is x.xx% and P&I in the amount of $x,xxx.xx. xxtape data shows the loan has been modified on xx/xx/xxxx. xxshows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99413764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.37	5.625%	360	xx	xx	ARM	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxxx. xxprior years delinquent taxes found. xxactive judgement and liens found.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxxx.xx on x/x/xxxxor due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that payments are xxx plus days delinquent. xxability seems low as struggling to make payments since but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xxlast payment received  was in the amount of $xxxx.xx on x/x/xxxxor due date  xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate   as per pay history is  x.xxx%.

xxbankruptcy filed by borrower.

xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.

xxdamage found on the subject property.
xx: xxservicing comments from  xx/xx/xxxx  till xx/xx/xxxx  shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.
																																																																																	xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42596265	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.91	6.250%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xxof xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxis an IRS lien against the borrower which was recorded on xx/xx/xxxx in the amount of xxwhich is in the favor of xxof the xx- xx.

xxis a state tax lien against the borrower which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xxof xx.

xxis one civil judgment open against the borrower in the amount of $x,xxx.xx with xx  which was recorded on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.

xxforeclosure has been noted.
xxbankruptcy has been filed.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, maturity extended to xx/xx/xxxx, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83735882	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$213.96	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2019	xx	Not Applicable	7.500%	$202.74	08/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year. xxactive judgment and lien have been found.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx-xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx-xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxand xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.

xx: xx: xx	xxloan modification agreement was made between the borrower xxand xxand the lender xx on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37659542	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$948.10	6.500%	360	xx	xx	Conventional	ARM	Not Applicable	51.370%	51.370%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis one xxagainst the name of borrower in the total amount of xxin favor of xxA. xx, xxof xxwhich was recorded on xx/xx/xxxx.

xxsubject property is at second lien position as there is one xxagainst the subject property in the amount of $x,xxx.xx in favor of xx-xx, xxwhich was recorded on xx/xx/xxxx. xxsubject property is located in CT xx. xxis risk that property can be getting foreclosed due to above unpaid lien. xxcan be cured if above unpaid lien paid in full with unpaid interest and late charges.

xxare x IRS xxagainst the name of borrower in the total amount of $ x,xxx.xx in favor of xxof the xx - xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxper comment dated xx/xx/xxxx the borrower has been impacted by xx-xx and the forbearance plan for x months was approved which was begun from xx/xx/xxxx. xxmore details are available.

xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92883046	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,911.80	7.250%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.500%	$1,345.07	Unavailable	Financial Hardship	xxreview of the updated title report dated x/xxxxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title

x-:xxis an active junior xxavailable in the updated title report in the amount of $xxx in favor of xxof xxand it was recorded on xx/xx/xxxx.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is in active bankruptcy (xxBK filed and its active) and payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xxis a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxxx.xx and rate of interest is x.xx%. xx, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

xxlast payment received  was in the amount of $xxxx.xx on  xx/xx/xxxx  for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.

xxJ xxfiled xx-xx bankruptcy xx# xx  xx/xx/xxxx .xxpetition filed on  xx/xx/xxxx  and amount of arreage is $x,xxx.xx xxdetails regarding foreclosure proceeding found in loan file or servicing comments.
xxdamage  found on the subject property.

xx: xx: xxJ xxfiled xx-xx bankruptcy xx# xx  xx/xx/xxxx .xxpetition filed on  xx/xx/xxxx  and amount of arreage is $x,xxx.xx
																																																																																		xxis a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxxx.xx and rate of interest is x.xx%. xx, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68175295	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,942.38	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2014	xx	Not Applicable	4.000%	$1,812.51	03/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.,xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior xxavailable in the updated title report against xxin the amount of $xxx.xx in favor of "xxPA" and it was recorded on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23875120	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$303.64	7.625%	360	xx	xx	Conventional	Fixed	Not Applicable	91.277%	91.277%	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle shows that subject mortgage originated on xx/xx/xxxx in the amount of xxhas been active on the title.
xxactive judgments or liens were found.
xxtaxes of xxxx are due on xx/xx/xxxx for the amount of $xxx.xx.	xx	xx: xxis in bankruptcy and borrower is next due for xx/xx/xxxx payment.
BK was filed under chapter xx, case# xx xx/xx/xxxx by borrower.  xxwas confirmed on xx/xx/xxxx. xxevidence of cram down was found.
xxevidence of damage or repair was found.

xx: xx:BK was filed under chapter xx, case# xx xx/xx/xxxx by borrower.  xxwas confirmed on xx/xx/xxxx. xxevidence of cram down was found.
																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17520688	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,848.93	Not Applicable	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx xxchain of assignment has been completed. xxcurrent assignment is with “xx d/b/a xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxterm forbearance plan has been approved for x months that began from xx/xx/xxxx. xxper latest comment dated xx/xx/xxxx, the forbearance plan has been extended from xx/xx/xxxx to xx/xx/xxxx.

																																																																																	xx: xx: xx	xxagreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40565155	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,433.75	$3,159.95	7.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.625%	$1,319.68	04/01/2020	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19.
xxper the comment history, the foreclosure was initiated but further details are unable to determine. xxcomments dated xx/xx/xxxx reflects that, the foreclosure was closed due to loss mitigation. xxfurther details have been found.
xxevidence has been found regarding damage or repairs in the latest servicing comments

xx: xxper the comment history, the foreclosure was initiated but further details are unable to determine. xxcomments dated xx/xx/xxxx reflects that, the foreclosure was closed due to loss mitigation. xxfurther details have been found.
																																																																																	xx: xx	xxis missing from the loan file. xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $x,xxx.xx and current rate of interest is x.xxx%. xxper tape data, the loan has been modified on xx/xx/xxxx. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57626025	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.40	6.250%	360	xx	xx	Fixed	Cash Out	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx.
xxchain of assignment has been completed. xxthe assignment is with xx
D/B/A xxwhich was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxcounty for the year of xxxx taxes are paid in the amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxare no comments found related to the subject property type and the condition.

xx: xx: xx	xxis xxrate mortgage and a maturity date of xx/xx/xxxx. xxper the tape data the original P&I is $xxxx.xx and an interest rate of x.xxx %. xxper payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56072044	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$512.01	6.625%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/28/2017	xx	Not Applicable	6.625%	$256.30	02/01/2017	Financial Hardship	xxto xxtitle report dated xxxx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx in the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is from xx F/K/A xx to xx. xxis one junior mortgage against the subject property originated on xx/xx/xxxx with the lender xxof xx, NA in the amount of xxwhich was recorded on xx/xx/xxxx. xxprior years of taxes have been paid.	xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx.xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.	xx: xxloan is currently in xx. xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx.xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, the reason for default is xx-xx virus. xxsame dated comment reflects the borrower was impacted by xx-xx. xxper comment dated xx/xx/xxxx, the xxextension letter sent.
xxloan was modified on xx/xx/xxxx.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxper comment dated xx/xx/xxxx, the subject property is owner-occupied.
xxdamages were reported.

																																																																																	xx: xx: xx	xxagreement was signed between the borrowers xxL. xxand xxM. xxand lender xx on xx/xx/xxxx. xxnew modified UPB is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85697728	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.76	6.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with xx.
xxchain of assignment has been completed.
xxto the updated title report dated xx/xx/xxxx, there is a HOA lien against the subject property which in the favor of xxof xx. for the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxis a mortgage lien in the amount of xxin favor of xxKB xxloans, a xx xxwhich is recorded on xx/xx/xxxx with instrument number xx.	xx: xxper payment history borrower is x month delinquent with the loan. xxper collection comment dated x/x//xxxx the borrower's reason for default was covid. xxper collection comment dated x/x//xxxx the property is occupied by borrower. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1573351	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$881.07	6.625%	360	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxis a break in assignment from xx to xx F/K/A xx. xxthe assignment is with xx and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis active HOA lien against the subject property which is held by “xx, xx” for the amount of $xxx.xx and it was recorded on xx/xx/xxxx.
xxis an active junior mortgage is against the subject property for the amount of xxwhich is held by “xx, xx” and it was recorded on xx/xx/xxxx.
xxare total x active “xxof xx” against the borrower for the total amount of xxwhich is held by different plaintiffs and it was recorded on different dates.
xxprior years delinquent taxes have been found.
xx	xx:
xxloan is in collection. xxloan was originated on x/xx//xxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxsellers tape data shows that the loan was modified on xx/xx/xxxx. xxthe loan xx/ AOT/ COT is missing from the loan file.
xxto PACER report the debtor “xxS xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor has to pay $xxx.xx per month for xx months to the trustee. xxdebtor was discharged and the case was terminated on xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows that the borrower income was reduced as he lost job. xxfurther information is available.

xx: xx: xxto PACER report the debtor “xxS xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor has to pay $xxx.xx per month for xx months to the trustee. xxdebtor was discharged and the case was terminated on xx/xx/xxxx.	xxloan was originated on x/xx//xxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxsellers tape data shows that the loan was modified on xx/xx/xxxx. xxthe loan xx/ AOT/ COT is missing from the loan file.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89568662	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.19	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxE xxand xxD xx, and lender xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.	xx	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x month and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78437039	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$383.56	7.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/21/2018	xx	$16,602.36	3.625%	$214.38	12/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx, xx. for the amount of xx.

xxchain of assignment has been completed. xx, the assignment with the xx, D/B/A xxwhich was recorded on xx/xx/xxxx.
xx	xx: xxto the collection comment dated xx/xx/xxxx, the reason for default was reduction in income.
xxborrower xxhad bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $xxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xxx. xxwas converted on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.
xxinformation has been found regarding the foreclosure.
xxsubject property has been occupied by the owner.
xxdamages or repairs have been found.
																																																																																	xx: xx: xxborrower xxhad bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $xxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xxx. xxwas converted on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxbalance is xxand interest bearing amount is xx. xxborrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48076388	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$564.96	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.556%	95.556%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2019	xx	$4,870.79	3.750%	$291.43	08/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith lender is xxwith instrument # xx.

xxchain of assignment is complete. xxlast assignment is with xx D/B/A xx.

xxliens and judgments.

xxtaxes of xxxx of xst installment have been paid in the amount of $xxxx.xx.
xxtaxes of xxxx of xnd installment have been paid in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment the reason for default is unable to determine. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property. xxdamage or repairs are found.

xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $xxxx.xx. xxschedule D of xxshows that it contains the amount of claim without deduct the value of collateral is xxand value of property is xx. xxthe unsecured portion is xx.  xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxper amended chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee as the plan requires payments starting $xxx.xx per month for xx months.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx
xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $xxxx.xx. xxschedule D of xxshows that it contains the amount of claim without deduct the value of collateral is xxand value of property is xx. xxthe unsecured portion is xx.  xxis no comment indicating a cram-down. xxbankruptcy plan confirmed on xx/xx/xxxx.xxper amended chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee as the plan requires payments starting $xxx.xx per month for xx months.
xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx. xxnew modified principal balance as per modification is in the amount of xx. xxdeferred principal balance is in the amount of $x,xxx.xx. xxinterest-bearing amount is xxwith an interest rate of x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in MI State. The following disclosures are missing from the loan file.

MI Borrower's Bill of Rights
MI Consumer Caution and Homeownership Counseling Notice
																																																																																								Choice of Insurance Agent"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97706503	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,435.37	7.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/01/2017	xx	$25,095.27	4.125%	$1,319.81	01/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxis a break in assignment from xxof xx, NA  to xx.
xxis a state tax lien open against the borrower in the favor of xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months.

xxper comment dated xx/xx/xxxx, the borrower asked about xxxx plans to servicer. xxasked to make partial payment for that month. xxfurther details have been found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85414386	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.57	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	02/01/2019	xx	Not Applicable	6.500%	$1,292.64	03/01/2019	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx, INC in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has not been completed as the mortgage is currently with the current assignee xx.

xxis one credit card judgment against the name of borrower in the amount of $x,xxx.xx in favor of xx NA which was recorded on xx/xx/xxxx.
xxcharges for xxxx have been delinquent in the amount of $xxx.xx and payable through the date of xx/xx/xxxx.
xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50498298	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,385.35	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	12/01/2017	xx	$51,178.58	4.125%	$727.94	12/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxdebtor (xxC xxand xxM xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the plan was not confirmed. POC was not filed because chapter-x. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor (xxC xxand xxM xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the plan was not confirmed. POC was not filed because chapter-x. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7278220	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.78	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxA xx, and xxD xx, and lender xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx D/B/A xx”.
xxis an active HOA lien against the subject property in the amount of $ x,xxx.xx which was recorded on xx/xx/xxxx in favor of “xx”.
xx	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx, the borrower has been affected by the COVID-xx.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15349825	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/12/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,369.17	$1,867.32	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	71.470%	71.470%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx.
 xxchain of the assignment has been completed. xxcurrent assignment is with xx.
xxis an active mortgage prior to subject mortgage has been found. xxwas originated on xx/xx/xxxx in the amount of xxin favor of xx, A xx, which was recorded on xx/xx/xxxx. xxrelease or satisfaction has been found.

xxfirst and second installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx each respectively. xxcurrent ownership is vested in the name of xx (borrower).
xxreview of the payment history shows that, the borrower is currently delinquent from more than x month and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx %.

xx: xxreview of comment history shows that the loan is in collection.

xxreason for default is curtailment of income due to covid xx. xxproperty is owner occupied. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $x,xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.xxx %.

xx:
xxper the comment dated xx/xx/xxxx, the FC was cancelled due to reinstatement.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40268014	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$792.62	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	6.500%	$614.86	12/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xxa division of xxof xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, the borrower’s income was impacted by covid-19. xxshort term forbearance plan was approved for x months that began on xx/xx/xxxx. xxforbearance plan has been extended for x months on xx/xx/xxxx that began from xx/xx/xxxx to xx/xx/xxxx. xxper latest comment dated xx/xx/xxxx, again the forbearance plan has been extended for x months from xx/xx/xxxx to xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58196811	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,287.36	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/20/2018	xx	$19,745.23	4.000%	$606.01	05/01/2018	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxdeferred amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80873133	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$328.46	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx." for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx D/B/A xx."

x. xxactive liens or judgments have been found.

x. xxtax information is not available.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44393720	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/31/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,065.85	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/20/2019	xx	$0.00	4.000%	$588.90	02/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx with xx# xx xxchain of assignment has been completed; currently the assignment is with xx
D/B/A xx.

xnd installment of xxtaxes are due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx:
xxadditional information found in recent collection comments.
																																																																																	xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxcase was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no principal forgiven amount and deferred balance.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98599129	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,115.59	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx, xx. dba xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx D/B/A xx”, which was recorded on xx/xx/xxxx.
xxis a judgment in the amount of $x,xxx.xx in the favor of xx which was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxto comment dated xx/xx/xxxx, the subject property was noted as damaged. xxborrower stated reason for default is damage to home and is waiting for claims check. xxdetailed information is available in the latest xx months servicing comment that confirm the nature of damage, estimate of the repair cost and current status of the repairs. xx, as per inspection report dated xx/xx/xxxx the subject property is in average condition and no damage has been found.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by covid-19. xxterm forbearance plan has been approved for x months that began from xx/xx/xxxx.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80472244	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.91	8.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/24/2018	xx	Not Applicable	6.250%	$272.47	08/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx. with xx # xx xxchain of assignment has been completed; currently the assignment is with xx.
xxand xxhas been found against the borrower.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was excessive obligations. xxper collection comment dated xx/xx/xxxx the owner occupies the property. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73747054	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$653.77	7.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/11/2018	xx	$23,768.99	3.875%	$298.90	02/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxINC “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is x months delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xx: xx: xxJ xxand xxM xxfiled xx-x bankruptcy xx# xx /xx/xxxx.xxper case summary current status of bankruptcy is standard discharged and case terminated.	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx. xxnew modified rate is _x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx.xx. xxmaturity date is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Curable	* Missing Required State Disclosures (Lvl x) "Subject property is in state of Illinois and require following disclosures however the disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
																																																																																							Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12525893	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.20	7.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/01/2014	xx	$2,899.91	2.000%	$435.84	09/01/2014	Financial Hardship	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx's xxin the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is from xx F/K/A xx to xx D/B/A xx. xxis one junior mortgage against the subject property originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx. xxprior years of taxes have been paid.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.	xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxpost-closing details regarding the bankruptcy have not been found.
 xxper document located at xx the complaint was filed on xx/xx/xxxx under the case# xx xxloan was modified on xx/xx/xxxx.
xxdamages were reported.
xx: xxper document located at xx the complaint was filed on xx/xx/xxxx under the case# xx xxloan was modified on xx/xx/xxxx.
																																																																																	xx: xx	xxagreement was signed between the borrower xxC xxand lender xx on xx/xx/xxxx. xxnew modified UPB is xx. xxis a deferred balance in the amount of $x,xxx.xx. xx, the interest bearing amount is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an step interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9245494	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$946.51	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2012	xx	$47,748.21	4.250%	$483.11	12/01/2012	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx,xx. with xx # xx xxchain of assignment has been completed; currently the assignment is with xx D/B/A xx .
xxis no any xxand xxfound against borrower.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the borrower's income loss due to covid. xxper collection comment dated xx/xx/xxxx borrower's income reduced due to covid. xxper collection comment dated xx/xx/xxxx the property is occupied by the borrower. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter xx with case number # xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxplan was terminated on xx/xx/xxxx. xxPOC amount was xxand arrearage amount was $x,xxx.xx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxdeferred balance is xxand there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18193583	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$883.63	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. xxchain of assignment has been completed. xxis a state tax against the borrower in favor of xx, xxin the amount of $x,xxx.xx, recorded on xx/xx/xxxx. xxannual installment of county taxes for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xx	xx: xxto servicing comments, the current status of the loan is collections.

xxcomments pertaining damage to the property were observed.

xxforeclosure activity was found.

xxto the PACER, the borrower xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.

																																																																																	xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96015902	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,357.46	6.625%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/12/2017	xx	$22,000.00	3.250%	$653.44	08/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxINC “lender” and was recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx-xx were paid on xx/xx/xxxx in the amount of $xxxx.xx and on xx/xx/xxxx in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx %.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is performing. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx  till xx/xx/xxxx shows borrower is performing. xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxcomment pertaining foreclosure found in the loan file or servicing comments.
xxJ xxfiled xx-x bankruptcy xx# xx  xx/xx/xxxx.xxpetition filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.
xxcomment pertaining damage to the subject property has been observed.

xx: xx: xxJ xxfiled xx-x bankruptcy xx# xx  xx/xx/xxxx.xxpetition filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.
xxmodification agreement was made between xxand lender xx on xx/xx/xxxx.xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx.xxmaturity date is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "Subject property is in state of California and require following disclosures however the disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27239945	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$733.84	7.375%	360	xx	xx	Fixed	Refinance	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/23/2009	xx	Not Applicable	7.375%	$782.81	02/01/2010	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx, xx.
xxis water/sewer/utilities lien on the subject property was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xxof xx.
xxdelinquent tax has been found.
xx	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the mortgage payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38963935	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,400.49	5.625%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	02/01/2014	xx	Not Applicable	4.625%	$1,711.93	03/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxassignee is xx. xxcounty property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx.xxprior years delinquent taxes found. xxare no liens and judgments active on the title.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx %.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is delinquent. xxshows the willingness and ability of borrower to pay the payment is poor also its servicer rating did not meet to the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received  was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx %.
xxcomment pertaining foreclosure found in the loan file.
xxF xxand xxO xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.xxpetition filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.
xxcomment pertaining damage to the subject property has been observed.
xx: xx: xxF xxand xxO xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.xxpetition filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.
xxmodification agreement was made between xxand xxand lender xxon xx/xx/xxxx.xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx.xxmaturity date is xx/xx/xxxx.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is in state of Maryland and require following disclosures however the disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
																																																																																								Home Buyer Education and Counseling Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93318682	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,921.52	6.375%	360	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/09/2017	xx	Not Applicable	2.125%	$1,154.18	02/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx.
xxfederal tax liens against the borrower in the total amount of xxin favor of xxof the xx - xxwhich were recorded on different dates.
xxtax lien against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxof xx, xxof xx.
xxchain of assignment has been completed.
xxdelinquent taxes have been found
xx	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is xx-xx.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate steps up in x steps beginning with x.xxx% and ending at x.xxx%. xxmodification first payment was due on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxinterest bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82125181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/29/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.14	7.375%	360	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/07/2017	xx	$6,687.30	4.125%	$1,081.40	01/01/2018	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx.
xxis an HOA lien on the subject property was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx.
xxchain of assignment has been completed.
xxdelinquent taxes have been found.
xx	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is borrower’s wife had lost her job.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

xx: xxforeclosure was initiated. xxforeclosure complaint was filed on xx/xx/xxxx with the case # xx xx, the foreclosure was put on hold due to loss mitigation activity.
																																																																																	xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred amount is $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15735137	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$480.61	7.000%	300		xx	xx		Conventional	Fixed		Not Applicable	Unavailable	Unavailable	Unavailable		Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for MERS as nominee for xxfor the amount of xx. xxchain of assignment has not been found. xx, the assignment is with the xx, its successors and assigns which was recorded on xx/xx/xxxx	xx	xx: xxwas not filed. xxinformation has been found regarding the foreclosure. xxsubject property has been occupied by the owner. xxdamages or repairs have been found. xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xxwith the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88567279	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,004.86	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxis one civil judgment open against the borrower in the amount of $x,xxx.xx with xx which was recorded on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxD. xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. POC was not filed. MFR was not filed.

xxforeclosure has been noted.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is tenant occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the debtor "xxD. xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. POC was not filed. MFR was not filed.	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, maturity extended to xx/xx/xxxx, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50938619	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.86	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	65.318%	65.318%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/01/2019	xx	Not Applicable	7.250%	$601.00	08/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, recorded with the xx.

xxof assignment has been completed. xxlast assignment is with xx

xxxx/xxxx xxtaxes of xst ,xnd and xth installment has been due on different dates total in the amount $xxx.xx.
xx	xx: xxcurrent status is performing.
xxto the collection comment date xx/xx/xxxx, the RFD is xxof income. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding COVID-xx.

																																																																																	xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxY. ) and lender is (xx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx . xxmaturity date as per loan modification agreement is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32496518	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,570.13	$2,141.39	6.625%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/01/2017	xx	$118,500.00	2.000%	$541.24	06/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xxwhich was recorded on xx.

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

																																																																															xxis a junior mortgage that originated on xx/xx/xxx with lender xxin the amount of xxwhich was recorded on xx/xx/xxxx.	xx		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93340697	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	$1,352.08	$1,755.53	7.375%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/28/2018	xx	$24,332.09	4.375%	$1,050.69	08/01/2018	Financial Hardship	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby lender xx and recorded on xx/xx/xxxx. xxof assignment is incomplete as assignment is missing to xx or xx. xxtaxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxliens and judgments are active on subject property
xxmortgage originated on xx/xx/xxxx in the amount of xxby lender xxand recorded on xx/xx/xxxx.
xxrecorded on xx/xx/xxxx in the amount of $xxxx.xx by plaintiff recorded on xx/xx/xxxx in the amount of $xxxx.xx by plaintiff xx.	xxof payment history as of xx/xx/xxxx shows that borrower is x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xxx%.	xx: xxis in collection.
xxof payment history as of xx/xx/xxxx shows that borrower is x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xxx%.
xxand xxfiled bankruptcy under chapter xx on xx/xx/xxxx. xxwas converted to chapter x on xx/xx/xxxx. xxwas discharged on xx/xx/xxxx.
xxper document located at "xx# xx xx# xx lis pendens was filed on xx/xx/xxxx. xxof xxhas been filed on xx/xx/xxxx and recorded on xx/xx/xxxx. xxfurther information has been provided.
xxpertaining damages and repairs found to the subject property.
xx: xxper document located at "xx# xx xx# xx lis pendens was filed on xx/xx/xxxx. xxof xxhas been filed on xx/xx/xxxx and recorded on xx/xx/xxxx. xxfurther information has been provided.
																																																																																	xx: xxand xxfiled bankruptcy under chapter xx on xx/xx/xxxx. xxwas converted to chapter x on xx/xx/xxxx. xxwas discharged on xx/xx/xxxx.	xxloan modification agreement was made between xx "borrower" and xx "lender" on xx/xx/xxxx. xxprinciple balance as per modification is xxfrom which xxis deferred balance amount and interest bearing amount is xx. xxagrees to pay P.I. in the amount of $x,xxx.xx with the I.R. of x.xxx% starting from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19677097	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,409.66	6.125%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2012	xx	$72,578.63	5.000%	$816.59	02/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxINC “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx.xxprior years delinquent taxes found. xxare no liens and judgments active on the title.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is performing. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating meets the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received  was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x%.
xxcomment pertaining foreclosure found in the loan file or servicing comments.
xxbankruptcy found as per PACER.
xxcomment pertaining damage to the subject property has been observed.
xxcomment pertaining curtailment of income found in the loan file.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxand lender xxof xxNA on xx/xx/xxxx.xxnew modified rate is x% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx.xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7801134	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$330.63	8.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	8.500%	$227.47	10/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx# xx xxchain of assignment has been completed; currently the assignment is with originated lender xx, xx.

xnd installment of xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the bankruptcy case# xx discharged on xx/xx/xxxx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee the sum of $x,xxx.xx for xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx.	xxis missing from the loan file. xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and current rate of interest is x.xxx%. xxper tape data, the loan has been modified on xx/xx/xxxx. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92955463	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	xx	Not Applicable	$569.62	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xx, and lender xxa division of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx, xxand xx”.	xx	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower has been performing and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner.
xxper comment dated xx/xx/xxxx the borrower stated that his reason for default is house repairs. xxis no information regarding the nature of damage and the amount of repairs.
xxper comment dated xx/xx/xxxx the borrower income has reduced due to covid-19.

xx: xx: xxhas filed bankruptcy on xx/xx/xxxx under chapter xx case# xx POC was not filed by the subject creditor.
																																																																																	xxwas dismissed from bankruptcy on xx/xx/xxxx.	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85784860	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,500.13	6.000%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	xx	$30,641.96	4.250%	$1,463.90	08/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xxwhich was recorded on xx/xx/xxxx.

xxare three HOA liens against the subject property. xxlien is in the favor of xxand xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.
xx	xx: xxper the review of collection comments, the current status of the loan is payment plan.
xxper the collection comment dated xx/xx/xxxx, the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic.  xxshort form forbearance plan has been approved for x months that began xx/xx/xxxx to xx/xx/xxxx with monthly installment of $x.xx. xxcollection comment dated xx/xx/xxxx states the forbearance plan has been xx/xx/xxxx. xxfurther proceedings found. xxBPO report xx dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66396570	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$242.54	7.125%	360	xx	xx	Conventional	Fixed	Refinance	69.903%	69.903%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx.LLC.
xxactive lines or judgment have been found.
xxxx county annual tax is due on xx/xx/xxxx in the amount of $xxx.xx.
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is educed hours to x hours maybe need to close her business.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxand xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57014820	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$576.28	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	47.368%	47.368%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2016	xx	Not Applicable	6.625%	$469.28	12/01/2016	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xxof xx” with xx# xx xxchain of assignment has been completed. xxactive judgments or liens have been found. xxproperty taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx. xxdelinquent taxes have been found for the prior year.	xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found.

xxforeclosure was initiated in the subject loan in xxxx. xxdoc available in the loan file located at “xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxper ‘pg# xx of same location, the sale was scheduled for xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows all process related to FC have been closed due to loss mitigation as the loan is approved for RPP.

xxper the collection comments dated xx/xx/xxxx, the borrower stated that her husband was out of work from xxto xx. xx, now back to work. xxservicer has provided RPP to the borrower for x months that started from xx/xx/xxxx to xx/xx/xxxx for the monthly amount of $x,xxx.xx and down payment of $x,xxx.xx.

xxper the BPO report dated xx/xx/xxxx located at “xx, the subject property needs some exterior repairs. xxrepairs are needed for exterior paint (paint right side of property), siding/xxrepair, windows and other (insulation of right side wall). xxestimated cost for above all the repairs is $x,xxx.xx. xxfurther details have been found.

xx: xxforeclosure was initiated in the subject loan in xxxx. xxdoc available in the loan file located at “xx shows the file was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxper ‘pg# xx of same location, the sale was scheduled for xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows all process related to FC have been closed due to loss mitigation as the loan is approved for RPP.
																																																																																	xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred and forgiven has been noted.	Condo/PUD Rider	xx	x: Acceptable with Warnings			* Condo / PUD rider Missing (Lvl x) "As per the review of appraisal report, the property type is PUD. The required PUD rider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35592450	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$267.26	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with ABank of xx, NA which was recorded on xx/xx/xxx.
xxchain of mortgage assignment has been completed.
																																																																															xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29817725	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.03	6.400%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/01/2014	xx	Not Applicable	4.625%	$916.90	06/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for H&R xx. with xx # xx xxchain of assignment has been completed; currently the assignment is with xx, its successors and assigns.
xxis a mortgage lien in the amount of xxin favor of xxIII, a corporation which is recorded on xx/xx/xxxx with instrument number # xx
xxare x credit card liens against the borrower.	xx: xxper payment history borrower is x month delinquent with the loan. xxreason for default is unable to determine from latest servicing comments. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

																																																																																	xx: xx: the debtor had filed bankruptcy under chapter xx on xx/xx/xxxx with the case number xxand plan was confirmed on xx/xx/xxxx. xxPOC amount was xxand arrearage amount was $x,xxx.xx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93168252	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.85	6.625%	180	xx	xx	Fixed	Purchase	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as xxfor xx's xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed.
the subject mortgage is at lower lien position as there is an active xxlien claim for nonpayment of sewer fees for the year xxxx-xxxx against the subject property which is held by “xx” for the amount of $xxx.xx and it was recorded on xx/xx/xxxx. xxis a prior mortgage which is active on the subject property recorded on xx/xx/xxxx in the favor of “xx” for the amount of xx.
xxprior years delinquent taxes have been found.
xx	xx: xxloan is in collection. xxloan was originated on xx/xx/xxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxthe loan xx/ AOT/ COT is missing from the loan file.

xxcomment dated xx/xx/xxxx shows that the reason for default is unemployment due to COVID-xx. xxwas approved and plan started from xx/xx/xxxx. xxfurther information is available.

xx: xx: xx	xxloan was originated on xx/xx/xxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxthe loan xx/ AOT/ COT is missing from the loan file.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62301125	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,112.78	7.125%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/12/2017	xx	Not Applicable	7.125%	$1,904.75	11/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “lender” and was recorded on xx/xx/xxxx.xxchain of assignment is incomplete. xxassignee is xx dba xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:
x) xxtax lien in the amount of $xxx.xx having plaintiff as PA xxof xxand recorded on xx/xx/xxxx.
x) xxcard judgment in the amount of $x.xx having plaintiff as xx and recorded on xx/xx/xxxx.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is performing. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating did meet the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received  was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxcomment pertaining foreclosure found in the loan file.
xxbankruptcy found as per PACER.
xxcomment pertaining damage to the subject property has been observed.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxand lender xx on xx/xx/xxxx.xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx.xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21684250	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$667.60	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx states that the subject mortgage was originated on xx/xx/xxxx with (the lender) MERS as nominee for xx(F/K/A xx, xx.), which was recorded on xx/xx/xxxx in the amount of xx.
xxof assignment has been completed currently the assignment is with xx D/B/A xx.
xxare x xxhave been found pending against the xxin which the xxjudgment was found in the favor xx, A xxand which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was found in the favor xx and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxjudgment was found in the favor xx and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxtaxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for xx xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxper latest comment dated xx/xx/xxxx xxis in xx. xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for xx xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx. xx “xxand xx” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxof last filing of bankruptcy filing is xx/xx/xxxx. xxpost-closing details regarding the foreclosure have not been found. xxreason for default has not reflected in the available comments. xxcomment found stating that the borrower’s income is impacted due to xx-xx. xxreport dated xx/xx/xxxx located at xx shows subject property has been unknown occupied and it is in a good condition. xxdamages have been reported for this property. xxlatest BPO report has been found in the loan file.

xx: xx: xx “xxand xx” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxcreditor “xx d/b/a xx” was filed the POC on xx/xx/xxxx with the claim amount of xxand arrearage of $x,xxx.xx. xxD of voluntary petition dated xx/xx/xxxx shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is $x.xx. xxof last filing of bankruptcy filing is xx/xx/xxxx.	Not Applicable	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in Missouri (MO) State and following State Disclosures are missing from loan file;
x. MO Collateral Protection Act Notice
																																																																																								x. Borrower's Choice of Insurer or Agent"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47938770	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.43	7.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	7.250%	$355.74	01/01/2018	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxis a junior mortgage open against the property in the favor of xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
																																																																																xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx.	xx: xxis in performing status. xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xx: xx: xx	xxper conventional interest only xxinterest rate was x.xx% and P&I was $xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $ $xxx.xx and interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82994888	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$504.13	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	99.865%	99.865%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2014	xx	$143.11	4.625%	$331.55	08/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx's xx” with xx# xx xxchain of assignment has been completed. xxloan is currently in assignment with “xx” recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcounty taxes for the year xxxx-xxxx are due in the total amount of $xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is making payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is making payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure activity has been noted.

xxper the BPO report dated xx/xx/xxxx located at “xx”, the property appears to be well maintained. xxdamage was noted.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxper xx, the deferred balance is $xxx.xx and the interest bearing amount is xx. xxforgiven has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95795771	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$892.13	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.500%	Unavailable	10/01/2013	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
																																																																																xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xx: xx: xx	xxper conventional interest only xxinterest rate was x.xxx% and P&I was $xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xx and interest rate is x.xxx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69525772	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$998.19	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx. LLC. xxchain of assignment is complete.	xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months.
xxto the comment dated xx/xx/xxxx the RFD is unemployment due to COVID-xx. xxfurther information has been found.

																																																																																	xx: xx: xx	xxconventional fixed rate loan was originated on xx/xx/xxxx with fixed interest at the rate of x.xxx% and P&I in the amount of $xxx.xx however latest pay history shows current interest rate that is x.xx% and P&I in the amount of $xxx.xx. xxtape data shows the loan has been modified on xx/xx/xxxx. xxshows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97338757	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,128.24	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	99.167%	99.167%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2017	xx	Not Applicable	4.000%	$659.85	06/01/2017	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx.
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is curtailment of income.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40485549	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$707.99	5.875%	300	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/30/2018	xx	Not Applicable	5.875%	$559.56	07/01/2018	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxis a junior mortgage open against the subject property in favor of xxof xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a civil judgment open against the borrower in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a civil judgment open against the borrower in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.

xxper comment (xxxxxxxxx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxplan was extended on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29163402	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,670.10	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	66.190%	66.190%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/02/2017	xx	Not Applicable	4.000%	$1,479.26	01/01/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx dba.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis a UCC lien in the amount of $x.xx in the favor of SPWR USB xxxx-x LLC which was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, the borrower was impacted by covid-19.xxinformed reason for default is curtailment of income. x months repayment plan was approved that began from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, borrower stated that she lost her second job and failed the RPP plan. xxrequests for forbearance plan. xxterm forbearance plan for x months has been approved that begin on xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79507483	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$379.17	$521.90	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/30/2018	xx	Not Applicable	6.500%	$402.85	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx D/B/A xx.

xxactive judgments or liens found.

xxannual xxtaxes for xxxx have been due in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91102685	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.93	6.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/01/2017	xx	Not Applicable	4.250%	$748.02	10/30/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a civil judgment open against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.

xxper comment dated xx/xx/xxxx, the reason for default is home repairs. xxfurther details have been found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5817069	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.27	6.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	01/01/2018	xx	Not Applicable	6.875%	$1,124.68	02/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx's xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months.
																																																																																	xx: xx: xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxwas filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $x,xxx.x and regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx.	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66798291	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,149.03	6.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/10/2020	xx	$9,716.14	3.625%	$1,383.41	08/01/2020	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxare liens and judgments open as follows:
x) xxis a notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of xxxx (DOJ) open against the borrower “xx” in the favor of “xxof xx” in the amount of xxwhich was recorded on xx/xx/xxxx with instr# xx xxproperty address provided in supporting documents is verified and it is associated with the subject borrower. xxlien can foreclose the subject property and impact on subject mortgage lien.
x) xxare two state tax liens open against the borrower in the favor of xxin the total amount of $xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx.
x) xxis a UCC statement open against the borrower in the favor of xxcredit xxwhich was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxfurther details have been found.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of $x,xxx.xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36567666	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,850.00	$2,384.56	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	$91,893.71	3.875%	$879.54	06/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxare seven junior state tax liens against borrower which is in the amount of xxand filed by NYS xxof xx & xx.
xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months.
xxto the comment dated xx/xx/xxxx the FB plan has been extended from xx/xx/xx to xx/xx/xx. xxfurther information has been found.

xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
xxborrower had also given the promise to pay the deferred balance in the amount of xxand the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92819353	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$640.67	6.520%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/01/2017	xx	Not Applicable	6.520%	$513.81	10/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx.
xxchain of mortgage assignment has been completed.
xxis a junior mortgage open against the subject property in favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a civil judgment open against the borrower in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xx loan is in delinquency for x month. xx last payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.

																																																																																	xxdoc locator: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13048102	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$865.30	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/18/2019	xx	$40,339.84	4.000%	$393.39	03/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed as currently the assignment is with xx.
xxactive judgments or liens have been found pending.
xx	xx: xxcollection comments and payment history shows that borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB is xx.
xxmodification agreement was made between the borrowers xxE. xxand xx-xxand lender xxLLC on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx.
xxamount of xxhas been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xxremaining amount of xxwill be interest bearing amount.
xxforeclosure was not initiated in the loan.
xxhas not filed bankruptcy yet.
xxcomment dated xx/xx/xxxx shows reason for borrower's default as unemployment due to covid-19.
xxsubject property is occupied by owner. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	xxmodification agreement was made between the borrowers xxE. xxand xx-xxand lender xxLLC on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx.
xxamount of xxhas been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xxremaining amount of xxwill be interest bearing amount.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60597408	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,629.40	6.500%	360	xx	xx	Fixed	Cash Out	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/16/2020	xx	$127,306.00	3.750%	$1,195.69	07/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the book/page # xx.
xxtax lien against the borrower recorded on xx/xx/xxxx in the amount of xxin favor of xx.
xxchain of assignment has been completed.
xxannual tax is delinquent for the year xxxx in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good through by xx/xx/xxxx.
xx	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the mortgage payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income due to xx-xx.
xxper the comment dated xx/xx/xxxx, the subject property is owner-occupied. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12772767	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$652.66	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/17/2019	xx	Not Applicable	6.250%	$585.54	06/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with the lender xx.
xxchain of assignment has been completed. xxloan is currently in assignment with “xx” recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst installment property taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in collection.

xxper the payment history as of xx/xx/xxxx, borrower is x month delinquent with the loan. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure activity has been noted.

xxRFD is unable to be determined.

xxper the BPO report dated xx/xx/xxxx located at “xx”, the property appears to be in well maintained condition. xxdamage was noted.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred and forgiven has been noted.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15462280	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.29	6.625%	360		xx	xx		Conventional	Fixed		Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	6.625%	$538.35	08/01/2017	Financial Hardship	xx per the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xx of assignment is also complete. xx subject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position and there is one junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx.	xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxborrower is not delinquent. xxare no property damages. xxdated on xx/xx/xxxx shows that forbearance plan was given to borrower due to COVID-xx. xx: xx: xx	xxloan was modified between borrower xxT. xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18405905	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$941.80	6.125%	360	xx	xx	Conventional	Fixed	Refinance	65.401%	65.401%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2011	xx	Not Applicable	2.000%	$587.38	02/01/2011	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xx which was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of "xx".
xx taxes for the year of xxxx was paid in the amount $x,xxx.xx.
xx active abstract of judgment (HOA) plaintiff by “xx” in the amount $xxx.xx which was recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in xx.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x,xxx.xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxsubject creditor had filed the POC for the secured claim amount of xxand the amount of arrearage of $x,xxx.xx on xx/xx/xxxx which is before the deadline.
xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $xxx.xx per month for xx months and $xxx.xx per month for xx months to the trustee. xxwill pay arrearage amount in the plan for xx months.
xxto xx# xx the xxcertified to the court that the debtors have completed their plan payments in this case and entitled to receive their discharge.
xxcase is active.
xxdamage or repairs has been found in the loan file.
xxforeclosure action has been found in the latest servicing comments and loan file.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x,xxx.xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxsubject creditor had filed the POC for the secured claim amount of xxand the amount of arrearage of $x,xxx.xx on xx/xx/xxxx which is before the deadline.
xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $xxx.xx per month for xx months and $xxx.xx per month for xx months to the trustee. xxwill pay arrearage amount in the plan for xx months.
xxto xx# xx the xxcertified to the court that the debtors have completed their plan payments in this case and entitled to receive their discharge.
																																																																																	xxcase is active.	xxmodification agreement was made between the borrowers xx on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxrate will be changed in x steps. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95588409	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$3,108.11	$2,166.67	6.250%	360	xx	xx	Conventional	ARM	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/18/2014	xx	$100,400.78	2.000%	$1,147.75	10/01/2014	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx.
* xxjunior mortgage found opened in the amount of $x,xxx.xx recorded on xx/xx/xxxx which is in the favor of xx.
xx chain of assignment has been completed.
xx and xx;
x) xx municipal city tax lien found pending against the subject property recorded on xx/xx/xxxx in the amount of xx which is in the favor of xx.
xx;
x) xst, xnd, xrd and xth installment taxes for the year of xxxx have been paid.
x) xxtaxes for the year of xxxx are due for the amount of $xxx.xx on xx/xx/xxxx.	xx	xx: xxcollection comments and payment history shows that the borrower is not making regular payments. xxpayment is currently x month in delinquency. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx.
xxstep modification agreement was made between the borrower xxand xx, LLC.
xxmodification agreement made on effective date of xx/xx/xxxx shows new unpaid principal balance of xx. xxborrower promises to pay the new unpaid principal balance starting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx beginning with the step rate of x.xxx% and P&I of $x,xxx.xx. xxrate is in x steps which ends with x.xxx%.
xxamount of xxhas been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xxremaining amount of $x,xxx.xx will be the interest bearing amount.
xxwas not initiated in the loan.
xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxplan was later discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows that the reason for borrower's default as illness due to covid. xxdated comment shows that the borrower was given covid forbearance plan with the start date of xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows that the covid xxplan was again extended from xx/xx/xxxx till xx/xx/xxxx.
xxsubject property is in average condition. xxvisible damages have been observed on the subject property.
xx: xx:xxto PACER, the borrower xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxplan was later discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxstep modification agreement was made between the borrower xxand xx, LLC.
xxmodification agreement made on effective date of xx/xx/xxxx shows new unpaid principal balance of xx. xxborrower promises to pay the new unpaid principal balance starting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx beginning with the step rate of x.xxx% and P&I of $x,xxx.xx. xxrate is in x steps which ends with x.xxx%.
																																																																																		xxamount of xxhas been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xxremaining amount of $x,xxx.xx will be the interest bearing amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5036238	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/22/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,676.56	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2017	xx	Not Applicable	3.500%	$788.10	03/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xx which was recorded on xx/xx/xxxx with MERS as nominee for xx.
xx chain of assignment has been completed. xx current assignment is with “xx”, which was recorded on xx/xx/xxxx.
xx is a junior mortgage in the amount of xxin the favor of MERS as nominee for xx which was recorded on xx/xx/xxxx.
xx are x state tax liens against the borrower in the total amount of $xxxx.xx which was recorded on different dates and NY xxof xx and xx.
xx is delinquent utilities tax in the amount of $x,xxx.xx for year xxxx and it is good through till xx/xx/xxxx with interest amount.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxE xxand xxA xx” and lender “xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

xx:
xxper the servicing comment dated xx/xx/xxxx, FC was cancelled due to reinstatement.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxE xxand xxA xx” and lender “xxLLC FKA xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3790505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,513.99	6.375%	360	xx	xx	Conventional	Fixed	Purchase	78.283%	78.283%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/04/2017	xx	Not Applicable	3.875%	$887.41	06/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xxchain of assignment has been completed; currently the assignment is with xx.
xxis a HOA lien in the amount of $xxx.xx which was recorded on xx/xx/xxxx and filed by xx. with instrument number # xx.	xxto the payment history as of xx/xx/xxxx, the borrower is xx months delinquent with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history borrower is x months delinquent with the loan. xxper collection comment dated xx/xx/xxxx borrower is affected by covid, and due to that borrower is unemployed and having xxissues. xxper collection comment dated xx/xx/xxxx the reason for default of borrower is xxof income. xxper collection comment dated xx/xx/xxxx the property is occupied by borrower. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case# xx .	xxloan modification agreement was made between the borrower xxand servicer xxLLC. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13438350	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,921.52	6.375%	360	xx	xx	Conventional	ARM	Cash Out	77.000%	86.625%	Streamline Refinance	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.568%	First	Commitment	Not Applicable	xx	12/27/2018	xx	Not Applicable	4.625%	$1,087.31	01/01/2019	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xx with xx. xx of assignment shows current assignee is xx. xx are several child support, attorney/medical, and IRS tax liens as well as xx judgments and civil judgments noted on the updated xx. xx property taxes in the amount of $x,xxx.xx are paid.	xxto the pay history as of xx/xx/xxxx, the borrower is due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx payment. xxcurrent UPB is xx. xxP&I payments of $x,xxx.xx are due at a rate of x.xxx%	xx: xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx payment. xxcurrent UPB is xx. xxreason for default is increased expenses due to unemployment as well as illness of several family members. xxsubject loan was modified on xx/xx/xxxx with a new principal balance of xx. xxP&I payments of $x,xxx.xx are due at a rate of x.xxx% beginning xx/xx/xxxx until the new stated maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxsubject loan was modified on xx/xx/xxxx with a new principal balance of xx. xxP&I payments of $x,xxx.xx are due at a rate of x.xxx% beginning xx/xx/xxxx until the new stated maturity date of xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Note has LIBOR Index without Replacement Clause (Lvl x) "No replacement clause"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6714177	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,021.54	6.750%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2014	xx	Not Applicable	2.125%	$688.60	06/01/2014	Financial Hardship	xx per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xx with xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found.
xx	xx:
xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income due to xx-xx.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxshows claim in the amount of xxand the value of collateral is xxhence an unsecured amount is xx. xxis no comment indicating a cramdown. xxthe loan is in active xx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate steps up in x steps beginning with x.xxx% and ending at x.xx%. xxmodification first payment was due on xx/xx/xxxx. xxmaturity date is xx/xx/xxxx. xxinterest bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64010632	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,041.72	$2,041.72	6.500%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/01/2018	xx	$107,743.13	4.125%	$1,510.89	07/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with its successors and assigns.
xx to the updated title report dated xx/xx/xxxx, there is a HOA lien against the subject property which in the favor of xx for the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xx is a mortgage lien in the amount of xx in the favor of MERS as nominee for xx. which is recorded on xx/xx/xxxx with the instrument number # xx.	xx: xxper payment history the borrower is x month delinquent with the loan. xxper collection comment dated xx/xx/xxxx the borrower is affected by covid. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was covid, borrower's working hours was reduced due to covid. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xxx% and the modified P&I was $xxxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxdeferred balance is xxand there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53449376	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$753.03	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/19/2017	xx	$13,386.39	4.000%	$392.86	02/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx and was recorded on xx/xx/xxxx. xx chain of assignment is complete. xx assignment from xx recorded on xx/xx/xxxx. xx county property taxes for the year xxxx is in the amount of $xxx.xx. xx prior years delinquent taxes found. xx following liens and judgments are active on the title:

x-. xx is an active junior xx available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.	xxof the payment history for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided payment history is in the amount of xxand current interest rate as per pay history is x.xx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is in process of loss mitigation and payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

 xxnew modified rate is x.xx % and borrower promises to pay  P&I in the amount of  $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.

xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx  for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided payment  history is in the amount of xxand current interest  rate as per pay history is x.xx%.

xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation  however no further information available to understand the current status of foreclosure process.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx  shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation  however no further information available to understand the current status of foreclosure process.
xx: xx	xxmodification agreement was made between xxand lender xxLLC on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53042147	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.41	6.250%	180	xx	xx	Conventional	Fixed	Not Applicable	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2015	xx	Not Applicable	6.250%	$659.22	05/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with the MERS as nominee for xx which was recorded on xx/xx/xxxx.
xx chain of the assignment is completed.
xx annual combined taxes of xxxx have been paid in the amount $xxxx.xx. xx delinquent taxes have been found for the prior year.
xx report dated xx/xx/xxxx shows; there are four active xx liens on subject property recorded on different dates in favor of xx of the town of xx. the amount of $xxx.xx.
xx is located in the state of xx. xx is a xx lien state. xx is a risk of property may get foreclosed due to above unpaid lien.
xxcan be cured by repayment of the unpaid lien along with late fees and unpaid interest.
xx	xx: xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16230689	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$560.04	6.375%	180	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/22/2016	xx	Not Applicable	6.375%	$198.86	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xx chain of assignment is complete. xx assignment from xx recorded on xx/xx/xxxx. xx county property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes found. xxactive judgement and liens found.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments fromx/xx/xxxx till xx/xx/xxxx shows payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification.

 xxnew modified rate is x.xxx % and borrower promises to pay  P&I in the amount of  $xxx.xx  beginning  xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is  xx/xx/xxxx.

xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx  for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.

xxW xxfiled xx-x bankruptcy xx# xx xx/xx/xxxx  .xxpetition filed on xx/xx/xxxx shows amount of secured claim xxwas initiated in the loan and the same show foreclosure went on hold due to bankruptcy filed by  xxW xxfiled xx-x bankruptcy xx# xx xx/xx/xxxx  .xxpetition filed on xx/xx/xxxx however no further information available to understand the current status of foreclosure process.

xxdamage found on the subject property.
xx: xxservicing comments from  xx/xx/xxxx till xx/xx/xxxx shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to bankruptcy filed by xxW xxfiled xx-x bankruptcy xx# xx xx/xx/xxxx  .xxpetition filed on xx/xx/xxxx however no further information available to understand the current status of foreclosure process.
xx: xxW xxfiled xx-x bankruptcy xx# xx xx/xx/xxxx  .xxpetition filed on xx/xx/xxxx shows amount of secured claim xx
																																																																																		xxmodification agreement was made between xxW. xxand lender xxLLC on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.	Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "The subject property is a Manufactured Home and no VIN/Serial# xx in the recorded copy of the subject mortgage and no Manufactured Home Affidavit of Affixation is attached with the Mortgage copy. The final title policy is available in the loan file that doesn’t have ALTA-x for Manufactured Home. Appraisal report at origination is missing from the loan file."		* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62004152	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.36	6.250%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx & xx (borrower) and (lender) xx, in the amount of xx subject mortgage was recorded on xx/xx/xxxx with the instrument # xx chain of the assignment has been completed. xx current assignment is with xx.
xx is a state tax lien in the amount of $xxxx.xx in favor of xx. xx xth installments of city taxes for the year of xxxx are delinquent in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent ownership is vested in the name of xx (borrower).

																																																																																xx	xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found. xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84299930	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.78	6.750%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/23/2018	xx	$0.00	4.000%	$664.38	01/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with xx.
xx chain of assignment has not been completed as the assignment is missing from xx.
xx active judgments or liens found.
xx xst and xnd installment of xxxx xxtaxes for the year xxxxis paid in the amount of $x,xxx.xx.
xx prior year delinquent taxes have been found.
xx	xx: xxper the modification agreement dated xx/xx/xxxx, the UPB is in the amount of xxwithout any deferred balance. xxborrower promises to pay $xxx.xx with a modified interest x.xxx% starting xx/xx/xxxx till xx/xx/xxxx. xxmodification do not have a xxprovision. xxloan was modified twice since origination.

xxper comment dated xx/xx/xxxx, the reason for default is xxof income.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.

xxforeclosure activity was found.
																																																																																	xx: xx: xxto the PACER, the borrower xxA xxand xxD xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was terminated on xx/xx/xxxx.	xxper the modification agreement dated xx/xx/xxxx, the UPB is in the amount of xxwithout any deferred balance. xxborrower promises to pay $xxx.xx with a modified interest x.xxx% starting xx/xx/xxxx till xx/xx/xxxx. xxmodification do not have a xxprovision. xxloan was modified twice since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50657816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/04/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,398.20	6.000%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2014	xx	Not Applicable	2.000%	$1,387.00	08/01/2014	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xx of assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position and there is one junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx.	xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $x,xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent . xxper the collection comment dated on xx/xx/xxxx the borrower laid off from the work. xxdated on xx/xx/xxxx shows that principal borrower is dead. xxto comment dated on xx/xx/xxxx the forbearance plan was started on xx/xx/xxxx. xxare no property damages.
xxper the comment dated on xx/xx/xxxx file was referred to attorney on xx/xx/xxxx. xxdated on xx/xx/xxxx complaint was filed and according to comment dated on xx/xx/xxxx sale dated was schedule on xx/xx/xxxx but comment dated on xx/xx/xxxx shows that foreclosure file was closed due to loss mitigation.

xx: xxper the comment dated on xx/xx/xxxx file was referred to attorney on xx/xx/xxxx. xxdated on xx/xx/xxxx complaint was filed and according to comment dated on xx/xx/xxxx sale dated was schedule on xx/xx/xxxx but comment dated on xx/xx/xxxx shows that foreclosure file was closed due to loss mitigation.
																																																																																	xx: xx	xxloan was modified between borrower xxand xxC. xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $x,xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative Index Value is unable to be determined."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79431611	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$802.19	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	30.615%	30.615%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/17/2017	xx	Not Applicable	6.375%	$683.13	01/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

x. xx are x active junior IRS xx available in the updated title report against xxin the total  amount of xxin favor of "xx of xx (IRS)" and they was recorded on xx/xx/xxxx to xx/xx/xxxx.

x. xx is an active junior xx available in the updated title report in the amount of xx in favor xxand it was recorded on xx/xx/xxxx.

x. xx is an active junior xx available in the updated title report against xx in the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

x. xx is an active junior xxavailable in the updated title report against xx in the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

x. xx is an active junior xxavailable in the updated title report against xx in the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

x. xx is an active junior xx available in the updated title report against xx in the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is current and the borrower is regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxto xxthe reason for default .xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69913516	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$512.49	6.500%	360	xx	xx	Conventional	Fixed	Purchase	88.226%	88.226%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/xxxx.
xx chain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.

xx	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18055763	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.37	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/01/2017	xx	$65,527.53	3.500%	$592.31	05/01/2017	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx, and xx , and lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxis an active state tax lien against the xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor xx.  xx there is no SSN# xx is not available on it to verify whether this lien is against the borrower or not.
xx	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower has been performing and the next due date is xx/xx/xxxx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx, the borrower has been affected by the covid-19.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14594765	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,139.75	6.625%	360	xx	xx	Conventional	Fixed	Refinance	73.554%	73.554%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/05/2017	xx	Not Applicable	4.125%	$712.33	10/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xx in favor of MERS as nominee for xx. xx active judgments/liens have been found in the updated title report against the borrower/subject property. xxxx city xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxxx city xnd taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx months and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38813470	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,925.46	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/08/2017	xx	$11,271.95	4.125%	$1,376.01	12/01/2017	Financial Hardship	xx title report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for xx.
xx junior mortgage found opened in the amount of xx recorded on xx/xx/xxxx with MERS as nominee for xx.
xx chain of assignment has been completed.
xx and xx;
x) x IRS liens found pending against the borrower recorded on different dates totaling in the amount of xx both the liens are in the favor of xx.
xx;
x) xnd installment county taxes for the year of xxxx-xxxx were due on xxxx/xxxx in the amount of xxx.xx.	xxcollection comments and payment history shows that the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx.	xx: xxcollection comments and payment history shows that the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxmodification agreement was made between the borrower xxand lender xxLLC, on the effective date of xx/xx/xxxx. xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx. xxamount of xxhas been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount. xxforeclosure was not initiated in the loan. xxhas not filed bankruptcy. xxcomment dated xx/xx/xxxx shows that the borrower was affected due to covid-19. xxdated xx/xx/xxxx shows that the borrower was given covid forbearance plan for x months with the start date of xx/xx/xxxx till xx/xx/xxxx. xxper comment dated xx/xx/xxxx the plan was extended from xx/xx/xxxx till xx/xx/xxxx. xxdated xx/xxxx shows that the plan was again extended from xx/xx/xxxx till xx/xx/xxxx. xxsubject property is in average condition. xxvisible damages have been noted on the property.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower xxand lender xxLLC, on the effective date of xx/xx/xxxx. xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx. xxamount of xxhas been deferred from the unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62049759	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$754.65	6.125%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2018	xx	Not Applicable	6.125%	$585.32	11/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. for the amount of xx which was recorded on xx/xx/xxxx.
xx of assignment has been completed. xxassignment is with the xx.
xx is one junior mortgage against the subject property in the favor of MERS as nominee for xx for the amount of xx which was recorded on xx/xx/xxxx.
xx annual taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xx prior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is work slow.
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxproperty is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower and the lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86889222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,258.75	$3,109.04	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/01/2018	xx	$113,737.65	4.000%	$1,327.37	10/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with xx.

xx are three xx liens against the subject property in the favor of xx of xx of xx and M. xx which was recorded between years of xxxx-xxxx in the combined amount of $x,xxx.xx.

xnd installment of xxtaxes of xxxx-xxxx have been due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, borrower xxhad deceased on xx/xx/xxxx. xx, the death certificate is located at: “xx"
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxevidence has been found regarding damage or repairs in the latest servicing comments

																																																																																	xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxdeferred balance is xx.xxis no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68550494	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,837.33	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xx, and lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xx chain of assignment is complete as the assignment of mortgage is currently with the xx.
xx is an active junior mortgage in the amount of xx which was recorded on xx/xx/xxxx in favor of MERS as nominee for xx.
xx is an active state tax lien against the xxin the amount of $ xxxx.xx which was recorded on xx/xx/xxxx in favor xx.
xx	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x month and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx, the borrower stated that has income has been reduced due to COVID-xx.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84481700	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$297.92	7.125%	360	xx	xx	Conventional	Fixed	Refinance	66.000%	66.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx which is recorded on xx/xx/xxxx.
xx chain of assignment is complete as the current assignment is with xx. xx taxes for the year of xxxx are paid in the amount $xxx.xx. xx active xx lien by plaintiff xx. on subject mortgage in the amount of $x,xxx.xx which is recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is performing.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx. xxto the PACER, the debtor has filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx without discharge.
xxis no foreclosure activity in the loan file.
xxpertaining damages are found against the subject property.
																																																																																	xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx without discharge.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80309925	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$699.21	7.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx/xx/xxxx with xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xx are two civil judgments against the borrower xx. xst judgment is in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xnd judgment is in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xx	xx: xxper the review of collection comments, the current status of the loan is collections. xxper the collection comment dated xx/xx/xxxx, the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. xxcollection comment dated xx/xx/xxxx states the covid-19 assistance has been declined. xxfurther proceedings found. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xxto the PACER, the borrower xxMcGill had filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is unsecured portion of xx. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxof xxfiled on xx/xx/xx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72498675	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,484.76	5.875%	360	xx	xx	Conventional	Fixed	Refinance	76.061%	76.061%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/18/2017	xx	Not Applicable	4.000%	$892.72	11/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with xx its successors and assigns.
 xx to the updated title report dated xx/xx/xxxx, there is a HOA lien against the subject property which in the favor of xx, an xx non-profit corporation for the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxare x credit card liens against the borrower.	xx: xxper payment history borrower is x month delinquent with the loan. xxreason for default is unable to determine from latest servicing comments. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64988807	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,618.09	6.500%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	45.735%	First	Commitment	Not Applicable	xx	05/19/2015	xx	$4,162.69	4.000%	$963.18	07/01/2015	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xx. xx of assignment shows current assignee is xx. xx are several state tax liens and IRS xx liens noted on the updated xx. xx property taxes in the amount of $x,xxx.xx are paid.	xxto the pay history as of xx/xx/xxxx, the borrower is due for the xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and was applied to the xx/xx/xxxx payment. xxcurrent UPB is xx. xxP&I payments of $xxx.xx are due at a rate of x%.	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx, the reason for default is car repair.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx: xx: xx	xxsubject loan was modified on xx/xx/xxxx with a new principal balance of xx. xxP&I payments of $xxx.xx are due at a rate of x% beginning xx/xx/xxxx until the new stated maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2533212	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,996.88	7.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	$42,031.89	4.000%	$911.11	07/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with xx.
xx active judgments or liens has been found against borrower.	xx: xxper payment history borrower is x month delinquent with the loan. xxper collection comment dated xx/xx/xxxx the borrower is affected by covid. xxper collection comment dated xx/xx/xxxx x months forbearance plan approved, which begins on xx/xx/xxxx. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxdeferred balance is xxand there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38920461	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$683.76	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/01/2017	xx	$46,341.62	4.125%	$460.36	11/01/2017	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee xx.
xx chain of assignment has been completed; currently the assignment is with xx .
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was xx. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
																																																																																	xx: xx: xxdebtor had filed bankruptcy under chapter-xx on xx/xx/xxxx with the case# xx the plan was discharged on xx/xx/xxxx.	xxloan modification agreement was made between the borrower xxM. xxand servicer xxLLC. on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx maturity date xx/xx/xxxx. xxdeferred balance is xxand there is no principal forgiven amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58405868	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$557.19	7.000%	360	xx	xx	Conventional	Fixed	Refinance	87.240%	87.240%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/17/2018	xx	Not Applicable	7.000%	$458.97	03/01/2018	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of $xx, which was recorded on xx/xx/xxxx. xx chain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx. xx active liens and judgments have been found against the borrower and the property. xxcounty and city taxes for the year xxxx have been paid total in the amount of $xxx.xx. xx prior years delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.

xx: xxto the review of the servicing comments, the loan is in the collection. xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
 xxper the comment dated xx/xx/xxxx, the borrower's income was impacted due to the covid-19. xxborrower was approved for the x months of forbearance plan which was started from xx/xx/xxxx to xx/xx/xxxx. xxborrower was approved for x months of forbearance plan which was started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the rate of interest x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14455439	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$344.50	7.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx in favor of MERS as nominee for xx. xx chain of assignment has been completed. xx last assignment is with xx. xx liens and judgments: xx is one civil judgment which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx. xx annual county taxes of xxxx have been exempt in the amount of $x.xx.	xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment unable to determine the rfd. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxper servicing comment dated xx/xx/xxxx the loss draft was occurred. xxloss draft draw is $xxxx.xx, another loss draft was occurred on xx/xx/xxxx the check # xx xxxxxxxx check date is xx/xx/xxxx and the check amount is $xxxx.xx. xxtotal loss draft amount is $xxxx.xx.

xxto the PACER, the borrower xxC. xxand xxfiled for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx.xxPOC amount of claim is xxand amount of arrearage is $xxx.xx. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan was confirmed on xx/xx/xxxx.
																																																																																	xx: xx: xxto the PACER, the borrower xxC. xxand xxfiled for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx.xxPOC amount of claim is xxand amount of arrearage is $xxx.xx. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy plan was confirmed on xx/xx/xxxx.	Not Applicable	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The subject property is located in the AL state. The following state disclosures are missing from the loan file: x Choice of Insurer"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,627.17	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21452276	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,316.55	7.125%	360	xx	xx	Conventional	Fixed	Purchase	87.240%	87.240%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/17/2018	xx	$124,124.00	4.000%	$1,210.44	02/01/2018	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with xx.
xx active judgments or liens has been found against borrower.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the borrower is affected by covid. xxper collection comment dated xx/xx/xxxx the covid forbearance plan approved and it begins from xx/xx/xxxx. xxevidence has been found regarding damage or repairs in the latest servicing comments.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xx% and the modified P&I was $xxxx.xx beginning on xx/xx/xxxx to the maturity date xx/xx/xxxx. xxdeferred balance is xxand there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "the Appraisal is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80968082	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.46	6.750%	360	xx	xx	Conventional	Fixed	Purchase	72.848%	72.848%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xx which was recorded on xx/xx/xxxx.
xx of assignment has been completed. xx assignment is with the xx.
xx active liens and judgments have been found.
xx combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xx school taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xx prior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan is in the collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is covid-19 (“xx”). xxfurther details have been found regarding covid-19.
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxper the comment dated xx/xx/xxxx, the subject property is vacant. xxcomment dated xx/xx/xxxx shows the subject property is owner occupied (“xx”). xxdamage and repairs have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79563690	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,162.66	5.875%	360	xx	xx	Conventional	Fixed	Purchase	79.989%	79.989%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2011	xx	$75,330.00	2.000%	$964.93	09/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx in the amount of xx with the lender xx. xx chain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xx card judgment in amount $x,xxx.xx in favor of xx recorded on xx/xx/xxxx.
xx annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx. xx delinquent taxes have been found for the prior year.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan has been modified on xx/xx/xxxx between the (borrower) xxand the (lender) xxLLC. xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxand deferred balance of xxat the step interest rate of x% with the modified P&I of $xxx.xx for xx months, with the interest rate of x% with P & I of $x,xxx.xx for xx months, x.xxx% interest rate with P&I $x,xxx.xx for xx months. x.xxx% interest rate with P&I $x,xxx.xx for xxx months & x.xxx% interest rate with P&I $x,xxx.xx for x month. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan has been modified on xx/xx/xxxx between the (borrower) xxand the (lender) xxLLC. xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxand deferred balance of xxat the step interest rate of x% with the modified P&I of $xxx.xx for xx months, with the interest rate of x% with P & I of $x,xxx.xx for xx months, x.xxx% interest rate with P&I $x,xxx.xx for xx months. x.xxx% interest rate with P&I $x,xxx.xx for xxx months & x.xxx% interest rate with P&I $x,xxx.xx for x month. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45976770	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/08/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.93	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	70.909%	70.909%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx which is recorded on xx/xx/xxxx.
xx chain of assignment is complete as the current assignment is with xx.
xx taxes in the year of xxxx of xst xx are paid in the amount $xxx.xx and due taxes for xnd installment in the year of xxxx amount of $xxx.xx. xx delinquent taxes are found.
xx active junior judgment lien by plaintiff xx. on subject mortgage in the amount of $x,xxx.xx which is recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx. xxloan is performing.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxis no foreclosure activity in the loan file. xxpertaining damages are found against the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66546828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,388.95	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	01/01/2013	xx	Not Applicable	2.000%	$847.88	01/01/2013	Financial Hardship	xx review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xx in favor of xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx is a gap in a chain of xxas we require the assignment from xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx xst installment of xx tax for xxxx-xxxx has been paid off in the amount of $x,xxxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx has been due on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx
xx: xxper the review of the servicing comments the loan is performing and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxof xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30784580	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,708.33	$2,397.45	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	$133,729.52	4.000%	$1,304.12	07/01/2018	Financial Hardship	xx of updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx with xx.

xx of the assignment is complete.

xx is one junior mortgage found against the borrower xx property which was recorded on xx/xx/xxxx in the favor of xx in the amount of xx are three active xx found against the borrower xx property.
xst was recorded on xx/xx/xxxx in the favor of xxin the amount of $xxx.xx.
xnd was recorded on xx/xx/xxxx in the favor of xx.
xrd was recorded on xx/xx/xxxx in the favor of xx.in the amount of $xxxx.xx.

xx xst town taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xx xnd town taxes of xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx.

xx prior delinquency taxes are found
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is curtailment of income.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xxper PACER report, the borrower xxfiled bankruptcy chapter-x with case # xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and fully terminated on xx/xx/xxxx.	xxmodification agreement made between borrower xxand xxLLC f/k/a xxLLC (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxinterest-bearing amount is xxand deferred balance is in the amount of xx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66477082	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$691.54	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2020	xx	Not Applicable	6.625%	$604.52	07/01/2020	Financial Hardship	xx review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx., recorded with the xx.

xx of assignment has been completed. xxlast assignment is with xx.

xxto the payment history as of xx/xx/xxxx , the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx , the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxL. xx) and lender is (xxLLC.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx . xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxto collection comment dated xx/xx/xxxx,the RFD is unemployment.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower “xxL. xxand xx-xx” had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxdebtor shall pay the trustee $x,xxx.xx for xx months under chapter xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is $xxx.xx. xxis no comment indicating a cram down. xxplan was confirmed on xx/xx/xxxx.xxthe bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxL. xx) and lender is (xxLLC.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx . xxmaturity date as per loan modification agreement is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56888204	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$624.63	6.875%	480	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/24/2017	xx	$34,000.00	2.000%	$224.77	06/01/2017	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and lender MERS as nominee for xx, which was recorded on xx/xx/xxxx. xx chain of assignment is complete as the assignment of mortgage is currently with the xx.
xx is an active judgments against the borrower in the amount of $x.xx which was recorded on xx/xx/xxxx in favor of xx.
xst, xnd instalments of combined tax for the year of xxxx has been paid in the total amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xxhas filed bankruptcy under chapter x case# xx xx/xx/xxxx and debtor was discharged from bankruptcy on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83424948	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,423.16	7.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/09/2013	xx	Not Applicable	4.000%	$824.25	11/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx lender. xx and was recorded on xx/xx/xxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to xx. instead of xx county property tax for the year xxxx was paid xx/xx/xxxx. xx prior years delinquent taxes found. xx water/liens and judgments are active on the title xx is recorded on xx/xx/xxxx is in the amount of xx.	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xx%.	xx: xxloan is in performing.
xxmodification agreement was made on xx/xx/xxxx in between borrower  xxand  xxLLC  (lender). xxnew modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.

xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xx%.

xxper servicing comments, the comments are availablex/x/xxxx and xx/xx/xxxx. borrowers is current with the loan.

xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower xxand xxLLC (lender). xxnew modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59111060	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.90	6.250%	360	xx	xx	Conventional	Fixed	Purchase	89.890%	89.890%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2018	xx	Not Applicable	6.250%	$850.65	03/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with xx.
xx to the updated title report dated xx/xx/xxxx, there is x HOA liens against the subject property which in the favor of xx. for the amount of $xxxx.xx and $xxxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xx: xxper payment history borrower is x month delinquent with the loan. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was business slow down. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was curtailment of income. xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xx. xxinterest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx maturity date xx/xx/xxxx. xxis no deferred balance and there is no principal forgiven amount.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25195929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/22/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$397.64	7.625%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2012	xx	Not Applicable	4.625%	$297.68	11/01/2012	Financial Hardship	xx review of the updated title report dated xx/xx/xxxx shows xx subject mortgage was originated on xx/xx/xxxx with the lender MERS as a nominee for xx which was recorded on xx/xx/xxxx xxchain of the assignment is completed.
xx is no active lien and judgment has been found. xxxx xxare past due in the total amount of $xxx.xx.	xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxcase discharged on xx/xx/xxxx.xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxand xxand the lender xx, xx. on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate ofx.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.

xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxcase discharged on xx/xx/xxxx.	xxloan modification agreement was made between the borrower xxand xxand the lender xx, xx. on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate ofx.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41021956	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,082.50	$2,893.87	6.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/01/2014	xx	$86,923.71	2.000%	$1,056.43	09/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xx chain of the assignment is completed. xx review of the updated title report dated xx/xx/xxxx shows that there are two state tax lien in the favor of xx of taxation in the amount of $xxxx.xx which was recorded on date xx/xx/xxxx.xxannual combined taxes of xxxx have been paid in the amount xx. xx delinquent taxes have been found for the prior year.	xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxto pacer the bankruptcy was filed on xx/xx/xxxx with the case # xx chapter-x the case was discharged. xxper comments dated xx/xx/xxxx, the borrower’s income has been impacted by covid-19. xx, the servicer provided xx months forbearance plan to the borrower which was started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found. xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
																																																																																	xx: xx: xxto pacer the bankruptcy was filed on xx/xx/xxxx with the case # xx chapter-x the case was discharged.	xxloan modification agreement was made between the borrower xxand the lender xx., A xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $x,xxx.xx xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx.. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66269822	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,062.50	$2,764.13	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx review of the updated title report dated xx/xx/xxxx shows xx subject mortgage was originated on xx/xx/xxxx with the lender MERS as a nominee for xx which was recorded on xx/xx/xxxx xx chain of the assignment is completed.
xx is no active lien and judgment has been found. xx annual taxes for the year xxxx have been paid in the amount of $xxxx.xx xx delinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9106052	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$431.00	6.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2019	xx	Not Applicable	6.250%	$409.93	08/01/2019	Financial Hardship	xx subject mortgage is at second lien position. xx subject mortgage was originated on xx/xx/xxxx with the lender MERS as a nominee for xx which was recorded on xx/xx/xxxx. xx updated title report dated xx/xx/xxxx shows that there is an active mortgage prior to the subject mortgage, in the favor of xx. recorded on xx/xx/xxxx for the amount of xx. xx chain of the assignment is completed. xx annual combined taxes of xxxx have been paid in the amount $x,xxx.xx. xx delinquent taxes have been found for the prior year.	xx: xxloan modification agreement was made between the borrower xxand the lender xxLLC onx/x/xxxx xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination. xxloan modification agreement was made between the borrower xxand the lender xxLLC onx/x/xxxx xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.

xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender xxLLC onx/x/xxxx xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx xxfirst payment started fromx/x/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34035410	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,125.52	6.625%	360	xx	xx	Conventional	ARM	Refinance	69.810%	69.810%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2010	xx	$104,892.14	2.000%	$1,014.06	02/01/2010	Financial Hardship	xx to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, which was recorded on xx/xx/xxxx. xx chain of assignment has been completed.
xx current taxes due is $xxxx.xx.
xx prior years delinquent taxes have been found pending.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount $x,xxx.xx and an arrearage in the amount of xx. xxis currently on active bankruptcy.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount $x,xxx.xx and an arrearage in the amount of xx. xxis currently on active bankruptcy.
																																																																																		xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30356011	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$689.60	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx with lender, MERS as nominee for E xx in the amount of xxhas been active on the title.
xx, the assignment of mortgage is with xx.
xx taxes of xxxx are paid on xx/xx/xxxx.
xx is a prior mortgage active on the property in the amount of xx with lender xx which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx. xx release or satisfaction document was found for the prior mortgage.
xx active judgments or liens found.
xxhistory as of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx. xxUPB is xxand interest rate is x.xxx%	xx: xxis current and borrower is next due for xx/xx/xxxx
xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx. xxUPB is xxand interest rate is x.xxx%

xxwas filed on xx/xx/xxxx under chapter xx, case# xx confirmed on xx/xx/xxxx. xxBK has been discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxfinal report dated  xx/xx/xxxx shows that arrears were paid by the borrower.  xxevidence of cram down was found.
xxevidence of foreclosure was found.

																																																																																	xx: xx: xxwas filed on xx/xx/xxxx under chapter xx, case# xx confirmed on xx/xx/xxxx. xxBK has been discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxfinal report dated xx/xx/xxxx shows that arrears were paid by the borrower. xxevidence of cram down was found.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60287872	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,439.42	6.625%	360	xx	xx	Conventional	Fixed	Purchase	79.998%	99.997%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/10/2018	xx	Not Applicable	6.625%	$1,186.68	02/01/2018	Financial Hardship	xx review of the updated title report dated xx/xx/xxxx shows xx subject mortgage was originated on xx/xx/xxxx with the lender MERS as a nominee for xx which was recorded on xx/xx/xxxx xx review of the updated title report dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xx chain of the assignment is completed.
xx is one civil judgment in the favor of xx in the amount of $xxxx.xx. xx annual combined taxes of xxxx have been paid in the amount $xxxx.xx. xx delinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate ofx.xxx% and a P&I of $x,xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60715790	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,199.17	$2,876.97	7.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	$80,146.36	4.125%	$1,311.30	10/01/2017	Financial Hardship	xx of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xx chain of assignment has been completed. xx current assignment is with xx, which was recorded on xx/xx/xxxx.
xx is a junior mortgage in the amount of xx in the favor of MERS as nominee for xx, which was recorded on xx/xx/xxxx.
xx taxes have been paid in the amount of $x,xxx.xx.
xx delinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated reason for default as loss of income due to covid-19.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx. xxUPB, the deferred balance amount is xxand the interest bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62126266	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$583.74	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/18/2020	xx	Not Applicable	3.500%	$344.80	04/01/2020	Financial Hardship	xx updated title report dated xx/xx/xxxx shows; the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx recorded on xx/xx/xxxx for the amount of xx.
xx chain of the assignment is completed.
xx annual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender NewRez LLC on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date ofx/x/xxxx xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52570286	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.44	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.
xx chain of assignment has been completed; currently the assignment is with xx.
xx is an active senior xxin the updated title report in the amount of xxin favor of xx and which was recorded on xx/xx/xxxx.
xx active judgments or liens has been found against borrower.	xx: xxper payment history borrower is x month delinquent with the loan. xxreason for default is unable to determine from latest servicing comments. xxevidence has been found regarding damage or repairs in the latest servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1786509	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$910.00	$1,209.47	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	7.000%	$943.03	06/01/2019	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there is one judgments against the borrower xxin the amount of $x,xxx.xx in favor of xx. xx of assignment is also complete. xxsubject mortgage in the amount of xx which was recorded on xx/xx/xxxx is on first lien position.	xxper the payment history as of date xx/xx/xxxx the borrower has been delinquent for one month and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date borrower has been delinquent for one month and reason for default is unable to be determined. xxare no property damages and borrower is not impacted by the COVID-xx.
																																																																																	xx: xx: xx	xxloan was modified between borrower xxJ xxand xxA xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44251656	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$716.35	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	51.532%	51.532%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx title report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxJ. xx (borrower) and (lender) xx, in the amount of xx subject mortgage was recorded on xx/xx/xxxx with the instrument # xx
xx chain of the assignment has been completed. xx current assignment is with xx.
xx are seven water/sewer liens active against the property in the total amount of $xxxx.xx in favor of xx.
 xx first and second installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx each respectively. xx current ownership is vested in the name of xx (borrower).

xxreview of the payment history shows that, the borrower is currently delinquent from more than x month and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.

xx: xxreview of comment history shows that the loan is in collection.

xxreason for default is unable to be determined. xxproperty is owner occupied. xxdamage or repair to the property. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xxx%.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62771992	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,130.87	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xx with xx.
xx chain of assignment has been completed.
xx delinquent taxes have been found.
xx	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxis xxfixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $x,xxx.xx and rate of interest is x.xx%; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data as of xx/xx/xxxx, the loan has been modified on xx/xx/xxxx, the new maturity date is xx/xx/xxxx. xxseems the loan modification agreement is missing from the loan file.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10115911	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,567.54	6.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	xx	$37,479.86	4.125%	$1,580.37	12/01/2017	Financial Hardship	xx to updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xx, for the amount of xx and it was recorded on xx/xx/xxxx.
xx chain of the assignment has been completed.
xx subject mortgage is at first lien position.
xx subject mortgage is at lower lien position as there are total four active ECB liens against the subject property which is held by xx for the total amount of $xxx.xx and it was recorded on different dates.
xx third and fourth installment combined taxes for the year xxxx have been paid in the amount of $ xxxx.xx.
xx first and second installment combined taxes for the year xxxx have been partially paid in the amount of $ xxxx.xx.
xx first and second installment taxes for the year xxxx have been delinquent in the amount of $ xxx.xx which was good through till xx/xx/xxxx.
xx annual utility taxes for the year xxxx are due in the amount of $xxx.xx on xx/xx/xxxx.
xx	xx: xxloan is in collection. xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the lender has agreed to defer the principal balance in the amount of xxhence the interest-bearing principal balance in the amount of xx. xxborrower promises to pay $xxxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows that the reason for default is reduction in income.  xxfurther information is available.
xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.

xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the lender has agreed to defer the principal balance in the amount of xxhence the interest-bearing principal balance in the amount of xx. xxborrower promises to pay $xxxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37727064	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.97	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx of updated title report as of xx/xx/xxxx reveals that-

x. xx subject mortgage was originated on xx/xx/xxxx by xx for the amount of xx and it was recorded on xx/xx/xxxx.

x. xx chain of assignment is complete as the subject mortgage is currently assigned to xx.

x. xx active judgments or liens have been found.	xx: xxloan is currently in performing state.

xxdated xx/xx/xxxx shows default reason is "curtailment of income." xxsubject property is currently owner occupied without any visible damages.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	xxper note and current payment history P&I is same however modification tape data shows loan was modify also modification is missing from the loan files.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85773183	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.57	6.875%	480		xx	xx		Conventional	Fixed		Not Applicable	91.055%	91.055%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	6.875%	$1,147.59	08/01/2017	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xx of assignment is also complete. xx subject mortgage in the amount of xxx,xxx.xx which was recorded on xx/xx/xxxx is on first lien position.	xxper the payment history as of date xx/xx/xxxx the borrower is delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $x,xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date borrower is not delinquent. xxto collection comment history borrower is not impacted by the COVID-xx and there are no property damages. xx: xx: xx	xxloan was modified between borrower xxand xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $x,xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74601320	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.67	6.250%	360	xx	xx	Conventional	Fixed	Refinance	82.075%	82.075%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx/xx/xxxx with xx.

xx chain of assignment has been completed. xx current assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xx are two water/sewer liens against the subject property are in the favor of xx in the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.

xx current tax information is not available in the updated title report.
xx	xx: xxper the review of collection comments, the current status of the loan is performing. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47189102	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.83	7.125%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	4.500%	$313.32	05/01/2019	Financial Hardship	xx of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xx which was recorded on xx/xx/xxxx with MERS as nominee for xx.
xx chain of assignment has been completed. xx current assignment is with xx, which was recorded on xx/xx/xxxx.
xx is no active lien/judgment found against the borrower/subject property.
xx taxes have been paid in the amount of $xxx.xx.
xx delinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated the reason for default is reduction in income.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxE xx, III” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxE xx, III” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3128206	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,174.97	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	xx review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xx in favor of MERS as nominee for xx.	xx	xx: xxcurrently is in performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65289872	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$357.12	6.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xx in MERS as nominee for xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx active judgments or liens found.

xx annual xxtaxes for xxxx have been due in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxxn in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirm. POC was not filed because chapter-x. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $ x.xx out of secured claim in the amount of xxand the value of collateral is xx.
xxforeclosure proceedings were initiated on the loan by referring it to attorney case# xx and complaint was filed on xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxforeclosure proceedings were initiated on the loan by referring it to attorney case# xx and complaint was filed on xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirm. POC was not filed because chapter-x. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $ x.xx out of secured claim in the amount of xxand the value of collateral is xx.
																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21593150	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$599.12	8.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xx in favor of MERS as nominee for xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx annual xx taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.
xx annual xx taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is performing and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has never been modified since origination.
xxper the comment subject property has been occupied by the owner.
xxto xxthe reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xxto the PACER the borrower xxxx had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
																																																																																	xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. POC was not filed.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84191204	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$781.96	6.250%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/26/2014	xx	$10,703.81	2.000%	$324.18	12/01/2014	Change of Terms	xx	xx	xx: xxnotes as of x/xx/xx commencing on x/x/xx. xx’s willingness and ability to pay is poor. xxis in collections. xxis a previous resolution of a permanent modification that was not successful. xxis no unrepaired property damage. xxborrower was not impacted by COVID-xx. xxis no contested litigation in the file.
																																																																																	xx: xx: xx	xxhad modified original mortgage on xx/xx/xx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x% with a P&I payment of $xxx.xx beginning on xx/x/xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45379180	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,216.59	6.625%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2014	xx	Not Applicable	2.625%	$986.52	08/01/2014	Financial Hardship	xx review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xx in favor of MERS as nominee for xx.

xx chain of assignment is completed as the subject mortgage is still with the lender, xx.

xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xx annual xxtaxes for xxxx have been paid in full in the amount of $ x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the xxand the borrower has delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxof xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxis no evidences are found regarding reaffirmation agreement. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is xxthere is no comment indication a cram down	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26219477	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$865.94	6.375%	360	xx	xx	Conventional	ARM	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2019	xx	$50,807.04	4.000%	$495.47	07/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xx chain of assignment is complete. xx assignment from xx to xx recorded on x/xx/xxx. xx county property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxxx.xx. xx prior years delinquent taxes found. xx following liens and judgments, senior mortgage are active on the title:

x-xx is an active senior/prior xx available in the updated title report in the amount of $xxxx.xx  in favor of xx and which was recorded on xx/xx/xxxx. xx, this prior mortgage is not showing in schedule-B of final xx as an exception. xx recorded copy of release or satisfaction has been found in the updated title report.

x-xx is an active  HOA/COA xxavailable in the updated title report against xx in the amount of xx in favor of xx and it was recorded on xx/xx/xxxx.

x-xx is an active junior xxavailable in the updated title report against xxin the amount of xx in favor of xx and it was recorded on xx/xx/xxxx.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of xxon xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xx%.
xx: xxservicing comments from states the loan is in active bankruptcy and payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xxnew modified rate is x.xx % and borrower promises to pay  P&I in the amount of  $xxx.xx beginning  xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.

xxlast payment received  was in the amount of xxon  xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xx%.

xxand xxR xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim  xxand unsecured portion  xxfor relief from automatic stay was filed on xx/xx/xxxx.

xxdetails regarding foreclosure proceeding found in loan file or servicing comments.
xxdamage found on the subject property.

xx: xx: xxand xxR xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim  xxand unsecured portion  xxfor relief from automatic stay was filed on xx/xx/xxxx.
xxmodification agreement was made between xxand lender MERS,xxon xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
																																																																																				xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to confirm from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89870559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,122.97	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2014	xx	$28,788.37	4.625%	$746.78	04/01/2014	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xst xx and was recorded on xx/xx/xxxx with xx.

xx of the assignment is complete.

xxis one junior mortgage found against the subject property/borrower which was recorded on xx/xx/xxxx in the favor of xx in the amount of xxactive judgments or liens found.
xxxst county taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxxnd county taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxxrd county taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior delinquency taxes are found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx	xx: xxcurrent status of the loan is collection.
xxto the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is xx.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxmodification agreement made between borrower xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98607294	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.49	6.620%	360	xx	xx	Conventional	Fixed	Not Applicable	93.689%	93.689%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender xx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x month behind his scheduled payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.

xxto the collection comments, the foreclosure was initiated in the subject loan. xxsale was scheduled for xx/xx/xxxx. xx, the collection comment dated xx/xx/xxxx shows the foreclosure file has been closed due to the loan was reinstated.

xxper the collection comments dated xx/xx/xxxx, the RFD is loss of income. xxfurther details have been found.

xxdamage or repairs have been found in the latest servicing comments.

xx: xxto the collection comments, the foreclosure was initiated in the subject loan. xxsale was scheduled for xx/xx/xxxx. xx, the collection comment dated xx/xx/xxxx shows the foreclosure file has been closed due to the loan was reinstated.
																																																																																	xx: xx	xxis conventional fixed rate mortgage with the original P&I $xxx.xx and the interest rate is x.xxx% and the maturity date xx/xx/xxxx. xxto the payment history tape data as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xxx%. xx, there is decrease xxP&I and rate of interest with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects that the xxeffective date as xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65341183	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/16/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,677.08	$2,353.59	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2018	xx	$136,178.91	3.875%	$1,303.41	02/01/2018	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that- x. xxsubject mortgage was originated on xx/xx/xxxx by xx. for the amount of xx and it was recorded on xx/xx/xxxx. x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx". x. xxare two active HOA liens available against the subject property in the total amount of $x,xxx.xx in favor of "xxI" latest of which was recorded on xx/xx/xxxx. x. xxis an active state tax lien available against the borrower in the amount of $xxx.xx in favor of xx of xx and xx" recorded on xx/xx/xxxx.	xx: xxloan is currently in performing state. xxreason for default as per comment dated xx/xx/xxxx is "borrower is not working due to covid-19." xxsubject property is currently owner occupied. xxevidences of active bankruptcy have been found. xxforeclosure action was initiated against the subject property. xxforeclosure complaint was filed on xx/xx/xxxx. xx, the foreclosure has been canceled due to court 's order of canceling lis pendens and discontinuing the action on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
xx: xxforeclosure action was initiated against the subject property. xxforeclosure complaint was filed on xx/xx/xxxx. xx, the foreclosure has been canceled due to court 's order of canceling lis pendens and discontinuing the action on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
																																																																																	xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xxout of which xx. xx, the new interest bearing principal is in the amount of xx. xxborrower promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21576698	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/17/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,021.16	6.250%	480	xx	xx	Fixed	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx of xx lender” and was recorded on xx/xx/xxxx xx chain of assignment is complete. xx assignment from xx recorded on xx/xx/xxxx. xx county property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxxx.xx. xx prior years delinquent taxes found. xx following liens and judgments are active on the title:
x-xx is an active junior  xx\xx\xx available in the updated title report against  xx in the amount of $xx.xx in favor of xx and it was recorded on xx/xx/xxxx.
xxof the payment history provided for the period xx/xx/xxxx tillx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xxlast payment received  was in the amount of $xxxx.xx on  xx/xx/xxxx  for due date  xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate  as per pay history is x.xxx%.

xxbankruptcy filed by borrower.

xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.

xxdamage found on the subject property.

xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.
																																																																																	xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61773136	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.21	8.000%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx, which was recorded on xx/xx/xxxx.
xx chain of assignments is incomplete. xxis a break in assignment from xx.; however, the current assignment is with xx.
xx	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18549227	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,022.20	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2017	xx	Not Applicable	4.250%	$756.51	09/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxactive liens and judgments have been found against the borrower and subject property.
xx	xx: xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.

xxto the PACER, xxA xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was $x.xx and value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, xxA xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was $x.xx and value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
																																																																																		xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25870524	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,219.12	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	$37,808.52	4.750%	$655.79	05/01/2019	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, which was recorded on xx/xx/xxxx under xx is break in chain of assignment as the assignment required from xx. xx subject mortgage is currently with xx.
xx active judgments or lien have been found against the borrower or subject property.

xx annual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xxloan modification agreement was made on xx/xx/xxxx with xx. xxtotal capitalized principal balance is xxfrom which lender agreed to defer the principal balance in the amount of xx, hence the interest-bearing balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxper lis pendens located at "xx# xx pg# xx the complaint was filed on xx/xx/xxxx. xxper available comment dated xx/xx/xxxx the foreclosure process was closed. xxmore details are available regarding foreclosure proceedings. xxloan is performing.

xxper comment dated xx/xx/xxxx borrower has been impacted by the xx-xx pandemic and lack of work due to xx. xxplan was provided to borrower but he stated that he would bring the account current with income taxes. xxmore details are available.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xx: xxper lis pendens located at "xx the complaint was filed on xx/xx/xxxx. xxper available comment dated xx/xx/xxxx the foreclosure process was closed. xxmore details are available regarding foreclosure proceedings. xxloan is performing.
																																																																																	xx: xx	xxloan modification agreement was made on xx/xx/xxxx with xx. xxtotal capitalized principal balance is xxfrom which lender agreed to defer the principal balance in the amount of xx, hence the interest-bearing balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23279584	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,281.12	5.750%	360	xx	xx	Conventional	ARM	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2014	xx	$135,903.78	4.000%	$1,325.32	04/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx for the amount of xx.
xxchain of assignment has not been completed. xxassignment is missing from the lender as “xx. xx the assignment is from xx recorded on xx/xx/xxxx.
xx is water/sewer/utilities lien against the subject property in the favor of xxcounty waste water treatment division for the amount of $x,xxx.xx recorded on xx/xx/xxxx.

xx are credit card judgments against the borrower recorded on xx/xx/xxxx and xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower “xx” and lender "xxLLC”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is xxand the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the reason for default is reduction of income and the borrower has reduced hours. xxsubject property is owner occupied. xxper the comment dated xx/xx/xxxx, the foreclosure referral step-xhas been completed. xx, the foreclosure was placed on hold due to covid-19. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower “xxP xxand xxA xx” and lender "xxLLC”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is xxand the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55533104	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,294.40	6.000%	480	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2013	xx	$56,571.43	4.000%	$1,575.02	12/01/2013	Financial Hardship	xx per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx of xx which was recorded on xx/xx/xxxx.
xx chain of assignment has been completed. xxcurrent assignment is with xx.
xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower’s income has been impacted by the covid-19 and he was laid off from work. xxfurther details have been found.

xxper the PACER, the borrower had filed the bankruptcy chapter xx xx/xx/xxxx with case# xx xxborrower had filed the chapter xx plan on xx/xx/xxxx which was confirmed on xx/xx/xxxx. xxto plan, the borrower shall pay to the trustee $x,xxx.xx for xx months. xx, the case was dismissed on xx/xx/xxxx.

																																																																																	xx: xx: xxper the PACER, the borrower had filed the bankruptcy chapter xx xx/xx/xxxx with case# xx xxborrower had filed the chapter xx plan on xx/xx/xxxx which was confirmed on xx/xx/xxxx. xxto plan, the borrower shall pay to the trustee $x,xxx.xx for xx months. xx, the case was dismissed on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14752124	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.58	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/17/2018	xx	Not Applicable	4.000%	$199.81	09/01/2018	Financial Hardship	xx per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx in amount xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxjudgments and liens have been found.
xxprior year delinquent taxes have been found.	xx	xx: xx: xxloan is in performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xx (borrower) and xxLLC on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xx (borrower) and xxLLC on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51293062	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/08/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,857.10	6.500%	360	xx	xx	Fixed	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2019	xx	$150,096.59	3.500%	$1,356.74	08/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx lender and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xx assignment from xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xx. xx prior years delinquent taxes found. xxfollowing liens and judgments are active on the title:

x-xx is an active junior HOA xxavailable in the updated title report against xx. xxin the amount of $xxx.xx in favor of xx and it was recorded on xx/xx/xxxx.

x-xx is an active junior HOA xxavailable in the updated title report against xx in the amount of $xxxx.xx in favor of xx and it was recorded on xx/xx/xxxx.	xxof the payment history provided by NA for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is in xxmitigation process and payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification .

xxnew modified rate is  x.xxx% and borrower promises to pay  P&I in the amount of  $xxxx.xx beginning  xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.

xxlast payment received  was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest   rate as per pay history is x.xxx%.

 xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation and current status of foreclosure was in sale as on dated xx/xx/xxxx    however no further information available to understand the current status of foreclosure process.

xxbankruptcy filed by borrower.

xxdamage found on the subject property.
xx: xxservicing comments from  xx/xx/xxxx till xx/xx/xxxx  shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation and current status of foreclosure was in sale as on dated xx/xx/xxxx    however no further information available to understand the current status of foreclosure process.
xx: xx	xxmodification agreement was made between xx "xxE xxand xxE xx" and lender "xxfinancial LLC" on xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41583138	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$932.30	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	89.994%	89.994%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender xx with xx.

xxchain of assignment has been completed.

xxis one water/sewer lien active against the property in the amount of $x,xxx.xx in the favor of xx which was recorded on xx/xx/xxxx.

xxis one state tax lien active against the property in the amount of $xxx.xx in the favor of xx which was recorded on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.	xx	xx: xxis in collection.

  xxto the payment history as of xx/xx/xxxx, the borrower is x month behind his scheduled payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxper the collection comment dated xx/xx/xxxx, the borrower’s RFD is illness/home repairs.

xxper the collection comment dated xx/xx/xxxx, the borrower’s RFD is home repairs. xx, no further information has been found regarding same. xxto confirm the current repair status from available collection comments.
																																																																																	xx: xx: xx	xxis conventional fixed mortgage with the original P&I $xxx.xx and the interest rate x.xxx% with the maturity date xx/xx/xxxx. xxper the payment history tape data as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xxx %. xx, there is decrease in P&I and rate with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects the xxeffective date is xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44708152	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$393.04	6.375%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	Not Applicable	6.375%	$294.31	10/01/2019	Financial Hardship	xx title report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xx with MERS as nominee for xx.
xx active liens or judgment have been found.
xx xst and xnd tax of xxxx have been paid on  xx/xx/xxxx and xx/xx/xxxx in the amount of $xxx.xx,city xst tax of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.xxxst tax of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collections.
xxto the collection comment xxfor default is covid-19.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxis owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was discharged xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between xxand xxLLC ., on xx/xx/xxxx. xxper the modified term, the new principal balance xx.xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93811062	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,776.38	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	74.980%	74.980%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/09/2020	xx	Not Applicable	4.125%	$1,034.35	12/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender xx.

xxchain of assignment has been completed.

xxare two HOA liens active against the subject property in the amount of $xxx.xx in the favor of xx recorded on xx/xx/xxxx & xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x month behind his scheduled payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxper the collection comments dated xx/xx/xxxx, the evidence has been noted regarding fire claim. xxservicer advised for estimate and/or summary of loss for the referenced claim. xxcollection comment dated xx/xx/xxxx shows the check# xx submitted in the amount of $x,xxx.xx. xxexact information related to the damage or repairs are not available. xx, unable to confirmed the exact repair status.

xxper the collection comments dated xx/xx/xxxx, the borrower’s income has been impacted due to xx-xx. xxFB plan was approved for x months that began from xx/xx/xxxx until xx/xx/xxxx. xxfurther details have been found.

																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $x,xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxdeferred and forgiven has been noted.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29925404	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.39	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/12/2015	xx	Not Applicable	2.000%	$325.10	12/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx. xx active judgments/liens have been found in the updated title report against the borrower/subject property. xxxx county annual taxes have been paid in the amount of $xx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx. xxxx city annual taxes have been paid in the amount of $xx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6710845	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,749.50	6.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
																																																																																	xx: xx: xx	Not Applicable	x-x Family Rider	xx	x: Acceptable with Warnings			* Missing required x-x family rider (Lvl x) "x-x family rider is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76844103	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/26/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.90	6.620%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2011	xx	Not Applicable	2.000%	$414.52	10/01/2011	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a notice of cutting lien(xxlien) open against the subject property filed by the xxof xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxare two IRS liens open against the borrower xxin the favor of IRS for the total amount of xxwhich were recorded on different dates xx/xx/xxxx and xx/xx/xxxx respectively.

xx	xx: xxto the review of the servicing comments, the loan is in the collection. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx:
xxadditional information found in recent collection comments.

xx: xx: xx	xxstep modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxinterest bearing principal balance is xxwith an interest rate of x.xx% which steps up in x steps ending at x.xxx%. xxborrower promises to pay the monthly P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89153117	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,913.77	6.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/02/2016	xx	Not Applicable	6.000%	$1,497.24	07/01/2016	Financial Hardship	xx per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.
xx of assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/xxxx.
xx is a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx.
xx is a HOA lien in the amount of $xxxx which was recorded on xx/x/xxx in the favor of xx. xxsame lien was amended on xx/xx/xxxx in the amount of $xxxx.
xx taxes for the year of xxxx have been paid in the amount of xx.
xx prior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

																																																																																	xx: xx: xx	xxmodification agreement was signed between the borrower xxand the lender xx, LLC on xx/xx/xxxx. xxUPB is xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx with an interest rate of x.xx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58886696	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$777.44	6.500%	360	xx	xx	Conventional	Fixed	Refinance	89.130%	89.130%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2018	xx	Not Applicable	6.500%	$620.08	06/01/2018	Financial Hardship	xx to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. for the amount of xx which was recorded on xx/xx/xxxx.
xx of assignment has been completed. xxassignment is with the xx.
xx is one credit card judgment against the borrower in the favor of xx for the amount of xx which is greater than the original loan amount of xx and it was recorded on xx/xx/xxxx.
xx county taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xx prior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower’s income impacted by covid-xx. xxplan has been approved for xx months which was started from xx/xx/xxxx (“xx”).
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxproperty is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the lender and the borrower. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64680836	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,435.68	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxsubject mortgage is at second lien position as there is HOA lien against the subject property in the favor of  xx for the total amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19 and the borrower’s income has been reduced due to covid-19. xxborrower is unemployed. xxper the comment dated xx/xx/xxxx, the reason for default is reduction of hours. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.
xxper tape data, the loan has been modified on xx/xx/xxxx. xx, the modification is missing from the loan files.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71576512	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,086.99	6.000%	360	xx	xx	Conventional	Fixed	Purchase	98.000%	98.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/25/2016	xx	$50,266.09	2.000%	$355.18	12/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx. xxchain of assignment is completed as the subject mortgage is still with the lender, xx. xxjunior or senior judgments/liens/mortgages: x. xx are x active state tax lien available in the updated title report against xxin the amount of $x,xxx.xx in favor of xx" and it was recorded on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments the loan is current and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan been modified on xx/xx/xxxx with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx / xxin xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xxto the PACER the borrower xxS xx -xxand xxL xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxare found regarding reaffirmation agreement. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is xxthere is no comment indication a cram down.	xxloan was modified on xx/xx/xxxx with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82171336	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.95	7.125%	360	xx	xx	Conventional	Fixed	Refinance	92.486%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/24/2012	xx	$26,320.91	3.000%	$534.96	06/01/2015	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx latest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a notice of lien for association assessments(HOA lien) open against the subject property in the favor of the xx or the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a notice of lien for xxpayment of xx (water lien) open against the subject property in the favor of the xx for the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xx	xx: xxto the review of the servicing comments, the loan is in bankruptcy. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower  “xxG xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx, and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xxLLC on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months. xxcomment has been found indicating a cram-down.  xxlast filing date of bankruptcy was xx/xx/xxxx.

																																																																																		xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxF xx” and the lender “xxof xx”. xxborrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx. xxlender had deferred the principal for the amount of xx. xx, the interest-bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61090741	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$812.36	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2020	xx	$15,230.22	3.875%	$584.47	02/01/2020	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as for xx.
xxis xxtax line in the  favor of xxof xxrecorded on xx/xx/xxxx in the amount of $xxxx.xx.
xxxx county annual tax is due on xx/xx/xxxx in the amount of  $xxx.xx.
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is unavailable.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxand xxunder chapter-xx with the case # xx xx/xx/xxxx.xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx terminated on xx/xx/xxxx.	xxmodification agreement was made between xxand xxLLC .on xx/xx/xxxx.xxper the modified term, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8929071	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,650.57	7.000%	Unavailable	xx	xx	Conventional	ARM	Purchase	99.850%	99.850%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2018	xx	$90,477.88	4.000%	$1,170.23	05/01/2018	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.

xx	xx: xxto the review of the servicing comments, the loan is in the collection. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxinformation pertaining to bankruptcy has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xx
xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxand xx” and the lender “xxLLC”. xxborrower promises to make a monthly payment of $x,xxx.xx with the rate of interest x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.  xxnew principal balance stated in the xxis in the amount of xx. xxlender had deferred the principal for the amount of xx.  xx, the interest-bearing amount is xx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96139655	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	10/19/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,172.88	6.375%	360		xx	xx		Conventional	Fixed		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2017	xx	Not Applicable	3.500%	$598.00	01/01/2017	Financial Hardship
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by xx which was recorded on xx/xx/xxxx under instrument# xx in the favor of xx with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with xx.
xxis junior mortgage against the subject property in the amount of xx which was recorded on xx/xx/xxxx under instrument# xx in the favor of xx.
xx prior delinquent taxes have been found.
xx	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidence has been found regarding foreclosure process and bankruptcy case.
xxcomment dated xx/xx/xxxx shows that subject property is occupied by owner.
xxvisible damages have been found.
xxcomment dated xx/xx/xxxx shows that reason for default is borrower didn’t know shellpoint had her mortgage.

xx:
xxservicer provided multiple times a repayment plan to the borrower. xxper the comment dated xx/xx/xxxx, the servicer provided a x-month repayment plan. xxstarts from xxxxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.x% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34145571	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$707.95	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	94.122%	94.122%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx in the amount of xx which was recorded on xx/xx/xxxx under xx chain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxactive judgments or lien have been found against the borrower or subject property.
xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxdebtor "xxand xx” had filed the bankruptcy under ch# xx with the case# xx xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxper order confirming plan debtor shall cure arrears through the plan. MFR was filed by subject creditor on xx/xx/xxxx and order grantion on MFR was entered on xx/xx/xxxx. xxlast date of filing is xx/xx/xxxx.

xxloan has not been modified since origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xxdebtor " xxand xx” had filed the bankruptcy under ch# xx with the case# xx xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxper order confirming plan debtor shall cure arrears through the plan. MFR was filed by subject creditor on xx/xx/xxxx and order grantion on MFR was entered on xx/xx/xxxx. xxlast date of filing is xx/xx/xxxx.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7438723	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$998.19	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2015	xx	Not Applicable	2.000%	$573.57	03/01/2015	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx and it was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete. xxis a break in assignment from xx to xx.
xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to x/xxxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

xxper comment dated xx/xx/xxxx, the roof is leaking. xxfurther details have been found.

																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx.	x-x Family Rider	xx	x: Acceptable with Warnings			* Missing required x-x family rider (Lvl x) "x-x family rider is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6488044	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$344.80	6.250%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/23/2019	xx	Not Applicable	6.250%	$248.36	11/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to xx. xx county property tax for the year xxxx was paid xx/xx/xxxx is in the amount of $xxxx.xx. xxprior years delinquent taxes found. xx liens and judgments are active on the title	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in collection.
xxmodification agreement was made on xx/xx/xxxx in between borrower xxK. xxand xxLLC  (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is $xx.xxx.xx the maturity date is xx/xx/xxxx.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are availablexx/xx/xxxx and xx/xx/xxxx. shows that foreclosure was initiated in the loan on xx/xx/xxxx at doc locator “xx . xxno further information available to understand the current status of foreclosure process.

xxactivity found on the loan file.
xxdamage or repairs found on the subject property.

xx: xxper servicing comments, the comments are availablexx/xx/xxxx and xx/xx/xxxx. shows that foreclosure was initiated in the loan on xx/xx/xxxx at doc locator “xx . xxno further information available to understand the current status of foreclosure process.

																																																																																	xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower xxK. xxand xxLLC (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is $xx.xxx.xx the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39832885	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,077.08	5.875%	360	xx	xx	Conventional	ARM	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender xx.
xxper updated title report document (xx there is a water/sewer lien against the subject property in the total amount of $xx.xx in the favor of xx recorded on xx/xx/xxxx. xx property address is also mentioned on it.
xxper updated title report (xx there is a real estate tax against the subject property in the amount of $xxx.xx in the favor of xx recorded on xx/xx/xxxx.
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for xx and it was recorded on or xx/xx/xxxx.
xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62981205	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$699.43	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	88.667%	88.667%	Unavailable	No	MGIC	Unavailable	30.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	xx	$30,938.55	4.625%	$330.36	02/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xxare x junior civil judgments active against borrower, xx for the amount of $xxxx.xx in the favor of xxC and xx, recorded on xx/xx/xxxx and xx/xx/xxxx.
xxdelinquent property taxes were found.	xxhistory as of xx/xx/xxxx shows that loan has been delinquent since xx/xx/xxxx payment. xxpayment was made on xx/xx/xxxx for the amount of $xxx.xx. xxUPB is xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD per comment dated xx/xx/xxxx is death in family.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xx. xxthe new UPB, the amount of xxhas been deferred. xxnew interest rate is x.xxx% and P& is $xxx.xx.	Mortgage Insurance	xx	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "Tape data states that loan is MI insured. However, MI certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9778848	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,146.11	6.375%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	$39,251.56	2.000%	$891.17	05/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. for the amount of xx which was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xx.
xxis one senior mortgage against the subject property in the favor of MERS as nominee for xx  for the amount of xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found.
xxinstallment county and school taxes for the year of xxxx have been paid in the amount of $xxxx.xx and $xxxx.xx.
xxinstallment county and school taxes are due in the amount of xxxx in the amount of $xxxx.xx and $xxxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx.
xxprior year delinquent taxes have been found,
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is reduced income due to covid-19. xxforbearance plan has been approved for xx months which was started from xx/xx/xxxx.
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxproperty is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower and the lender. xxper the modified terms, the new principal balance is xx. xxinterest bearing amount is xxand the deferred principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx. xxloan was modified on xx steps. xxnew maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65310605	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.83	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	Not Applicable	3.750%	$676.01	08/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is incomplete.
xxreport dated xx/xx/xxxx shows; there is an active xxon subject property recorded on xx/xx/xxxx in favor of xx. for the amount of $xxx.xx. xx is located in the state of xx is a risk of property may get foreclosed due to above unpaid lien.  xxcan be cured by repayment of the unpaid lien along with late fees and unpaid interest. xx annual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxper servicing comment xx/xx/xxxx there was issue with borrower wit medical issue for son and lost of job due to covid-xx.xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lenderAegis xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of$xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82574925	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,687.62	6.500%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74515808	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$468.97	7.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx.
xxis civil judgment in the favor of xx, in the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxtax of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collection.
 xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received date was unavailable payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56705439	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$910.85	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx, for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is with the xx which was recorded on xx/xx/xxxx.
xx	xx: xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.xxdebtor was dismissed on xx/xx/xxxx.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found.

xxper comment dated xx/xx/xxxx, reason for default was curtailment of income.
xx: xx: xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.xxdebtor was dismissed on xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.
xxper tape data, the loan has been modified on xx/xx/xxxx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5199397	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.80	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	84.375%	84.375%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2018	xx	Not Applicable	6.750%	$385.89	02/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx. in the amount of xx which was recorded on xx/xx/xxxx with xx.

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxper the collection comment dated xx/xx/xxxx, the reason for default is the borrower needs to pay other bills. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xx	xxloan modification agreement made between borrower xx (xx) and xxLLC (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12221095	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$289.84	8.000%	Not Applicable	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2018	xx	Not Applicable	8.000%	$244.52	02/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx. xx active judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44466482	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,450.31	Unavailable	6.375%	360	xx	xx	Conventional	ARM	Not Applicable	95.455%	95.455%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2017	xx	$86,306.27	3.625%	$854.71	02/01/2017	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there is one HOA liens in the amount of $xxx.xx. xx of assignment is also complete. xxsubject mortgage in the amount of xx which was recorded on xx/xx/xxxx is on second lien position.	xx: xxper the payment history borrower is not delinquent. xxto collection comment history borrower is not impacted by the COVID and there are no property damages.

xx:
xxper the servicing comment dated xx/xx/xxxx, the subject property is owner occupied.

																																																																																	xx: xx: xx	xxloan was modified between borrower xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx. xxis deferred balance in the amount of xx.		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to be determined."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64595531	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.22	7.495%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:
x. xx is an active junior municipal lien available in the updated title report against borrower in the amount of $xxx.xx in favor of xxand it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been due in the amount of $x.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17305806	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.92	6.500%	360	xx	xx	Conventional	Fixed	Refinance	89.000%	89.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	$14,979.61	4.000%	$304.59	10/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of xxbeginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of xxbeginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3667200	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$243.07	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender xx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments.

																																																																																	xx: xx: xx	xxis conventional fixed mortgage with the original P&I $xxx.xx and the interest rate x.xxx% with the maturity date xx/xx/xxxx. xxper the payment history tape data as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xxx %. xx, there is decrease in P&I with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects the xxeffective date is xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93745576	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$446.72	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2016	xx	Not Applicable	6.875%	$371.32	10/01/2016	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx.
xxis credit card judgment in the favor of xx. recorded on xx/xx/xxxx in the amount of $xxxx.xx.
xxxxxx/xxxxxx xst tax has is due on xx/xx/xxxx in the amount of $xxx.xx  and xnd tax is due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing.
xxto the collection comment xxfor default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx  and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxLLC .on xx/xx/xxxx xxper the modified term, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53182172	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$704.98	$970.37	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/24/2010	xx	$32,310.88	2.000%	$330.63	07/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx with MERS as nominee for xx.

xxchain of assignment has been completed.

xxactive judgments or liens found.

xxxst and xnd installment of county taxes for the year xxxx has been paid in the total amount of $x,xxx.xx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand deferred balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification is taken further into x steps. xxmodification does not have a xxprovision. xxloan was modified once.

xxper comment dated xx/xx/xxxx, the reason for default is xx.

xxper comment dated xx/xx/xxxx, the subject property is xx.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand deferred balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification is taken further into x steps. xxmodification does not have a xxprovision. xxloan was modified once.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86961701	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$738.87	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/09/2014	xx	Not Applicable	2.875%	$509.28	10/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxa division of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xx active judgments or liens found on the subject property.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxthe xxis not in active status since it was terminated on xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxthe xxis not in active status since it was terminated on xx/xx/xxxx.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12212269	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,442.23	7.000%	480	xx	xx	Conventional	Fixed	Purchase	92.471%	92.471%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2011	xx	Not Applicable	4.375%	$1,787.23	10/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xx and which was recorded on xx/xx/xxxx.

xxliens and judgments have been found.

xxis a xxlien against the borrower in favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.

xxis a civil judgment against the borrower in favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.

xxis a civil judgment against the borrower in favor of xxof the xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xxxx county xst installment taxes have been paid in the amount of $xxxx.xx.

xxxx county xnd installment taxes are due on xx/xx/xxxx in the amount of $xxxx.xx.

xst installment of school taxes for year xxxx has been paid off in the amount of $xxxx.xx on xx/xx/xxxx.
xnd installment of school taxes for year xxxx is due in the amount of $xxxx.xx on xx/xx/xxxx.
xx, any prior year delinquent taxes have been found.
xxper payment history tape as of xx/xx/xxxx, loan is in delinquency for x months. xxdue date of regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxper payment history tape as of xx/xx/xxxx, loan is in delinquency for x months. xxdue date of regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure proceedings have been found.

xxbankruptcy filing has been found.

xxto collection comment, no damages or repairs have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made between borrower and lender on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xxx% and the modified P&I was $xxxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xxx% and P&I will be $xxxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56291176	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,427.42	6.375%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/11/2013	xx	$22,472.99	4.000%	$829.57	05/01/2013	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xxa division of xxon xx/xx/xxxx the chain of assignment is complete.

xxis on xxlien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xxa division of xxand xxwhich was recorded on xx/xx/xxxx.

xxxxcombined annual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.

																																																																																	xx: xx: xx	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4262997	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.90	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx., for the amount of xx. active liens and judgments have been found against the borrower and subject property.	xx	xx: xxto the collection comment dated xx/xx/xxxx, the reason for default was curtailment of income.
xxwas not filed.
xxinformation has been found regarding the foreclosure.
xxsubject property has been occupied by the owner.
xxdamages or repairs have been found.

																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $ $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89985146	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,226.03	5.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx.
xxare two HOA liens against the subject property in the favor of xx total for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx respectively.
xxprior years of taxes have been paid.
xx: xxloan is currently in collection. xxborrower is currently delinquent for x month and next due date is xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the loan is xx-xx affected. xxsame dated comment reflects the xxplan extended for x months.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxdamages were reported.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74576404	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$544.60	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	92.135%	92.135%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there is one xx liens against the borrower in the amount of xx. xx of assignment is not complete. xx subject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.	xx: xxper the payment history borrower has been delinquent for one months and reason for default is unable to be determined. xxto the collection comment there are no property damages and borrower is not impacted by the COVID. xxto comment dated on xx/xx/xxxx the principal borrower has died but date of death is not mentioned in the comment.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59801472	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.47	6.125%	480	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/24/2018	xx	$140,826.58	3.500%	$1,272.95	09/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx.
 xxare civil judgment, x hospital lien and credit card judgment against the borrower.
xxare no active liens and judgments found against the borrower.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure. xxborrower xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx and the case was dismissed on xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx.
xxper the servicing comment dated xx/xx/xxxx the subject property found to be damaged and the amount and reason for damage is unable to determine from the servicing comments. xx, the latest BPO report dated xx/xx/xxxx and located at "xx" shows the repair cost is $x.xx and is in average condition. xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

																																																																																	xx: xx: xxborrower xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx and the case was dismissed on xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx.	xxmodification agreement was made between the lender xxLLC and the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxamount of xxis the interest bearing amount and the xxis the deferred amount. xxmodified P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71095019	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,064.47	5.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2014	xx	$89,527.83	2.000%	$737.04	07/01/2014	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxcurrent assignment is with xx, which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxin the favor of xx which was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto affidavit located at “xx the subject property was noted as damaged. xxdate of loss is xx/xx/xxxx. xxper comment dated xx/xx/xxxx, cause of damage is xx. xxdraft check has been received in the amount of $x,xxx.xx. xxper inspection report dated xx/xx/xxxx, the subject property is in average condition and no damage has been found.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxis still receiving reduced income. AS per comment date xx/xx/xxxx borrower stated the reason for default is illness due to covid-19. xxforbearance plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxM xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, which will get change in x steps till the maturity date of xx/xx/xxxx. xxstated in the modification is xx. xxUPB, the deferred balance amount is xxand the interest bearing amount is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, which will get change in x steps till the maturity date of xx/xx/xxxx. xxstated in the modification is xx. xxUPB, the deferred balance amount is xxand the interest bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24028893	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,586.25	5.875%	360	xx	xx	Conventional	ARM	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	08/22/2013	xx	$52,445.25	4.375%	$1,430.75	10/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed and debtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed.
																																																																																	xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed and debtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71988038	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$347.79	7.375%	480	xx	xx	Conventional	ARM	Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2015	xx	Not Applicable	4.000%	$239.42	08/01/2015	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there is one active liens and judgments against the borrower in the amount of $x,xxx.xx in favor ofxx. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.	xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history borrower is currently performing the loan but comment dated on xx/xx/xxxx shows that there is reduction in income of borrower. xxare no property damages. xxto the comment dated on xx/xx/xxxx the forbearance plan was started and comment dated on xx/xx/xxxx shows that extension to forbearance plan was given.
																																																																																	xx: xx: xxborrower had filed the xxon xx/xx/xxxx under chapter x with case number xx. xxto xxthe value of collateral is xxand amount of claim is xxso there is unsecured amount which is $xxxx.xx.	xxloan was modified between borrower xxH. xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xx%. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative Index Value is unable to be determined."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89911796	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/01/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.08	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	$10,449.17	3.875%	$280.90	11/01/2017	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of $xx.xxx.xx with MERS as nominee for xx.
xxactive lines or judgment have been found.
xxxxxx annual tax has been paid on xx/xx/xxxx in the amount of $xx.xx.
xxto the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is collections.
xxto the collection comment xxfor default is xxissues.
xxto the payment history as of xx/xx/xxxx the last payment received on xx/xx/xxxx payment applied date was xx/xx/xxxx  and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of  $xxx.xx and PITI is in the amount of  $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
xxper the servicing comment dated xx/xx/xxxx, the foreclosure is on hold due to RPP. xxper the servicing comment dated xx/xx/xxxx, the foreclosure hold date is scheduled for xx/xx/xxxx.
xxper the servicing comment dated xx/xx/xxxx, a payment arrangement was created on xx/xx/xxxx with plan start date xx/xx/xxxx and with end date xx/xx/xxxx.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxLLC .on xx/xx/xxxx. xxper the modified term, the new principal balance xx. xxdeferred balnce is in the amount of xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35390967	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/29/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.30	6.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2009	xx	Not Applicable	4.000%	$1,753.12	09/01/2009	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xx subject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to xx.

x. xxis an active junior mortgage available against the subject property in the amount of xxin favor of MERS as nominee for xx recorded on xx/xx/xxxx and currently assigned to xx.

x. xxactive judgments or liens have been found.

x. xst and xnd installment of combined taxes for the year xxxx are due in the total amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of active foreclosure and bankruptcy have been found.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the step amortization and with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
136322	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.09	5.500%	360	xx	xx	Conventional	Fixed	Not Applicable	43.375%	52.750%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/08/2018	xx	Not Applicable	5.500%	$653.30	09/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwas recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of  xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a credit card judgment in the favor of  xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xst installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxand (xx) xxLLC, on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxand (xx) xxLLC, on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment. xx, the loan has been modified in the year xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26379985	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,768.67	6.000%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$1,436.00	01/01/2018	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xxwith instrument # xx.

xxchain of assignment has been completed. xxlast assignment is with from xx xxis one senior mortgage to the subject mortgage which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for  xx with instrument # xx. xxfinal title policy does not show any exception for senior mortgage. xxfinal HUD-x does not shows pay off for senior mortgage.

xxliens and judgments.

xxannual county taxes of xxxx/xxxx of xst installment have been paid in the amount of $xxxx.xx.

xxannual county taxes of xxxx/xxxx of xnd installment have been past due in the amount of $xxxx.xx.
xx	xx: xxloan is currently in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is the borrower is impacted by covid-19. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxper servicing comment dated xx/xx/xxxx the borrower is affected by covid-19.xxshort term forbearance was approved and forbearance plan was began on xx/xx/xxxx to xx/xx/xxxx. xxforbearance plan was extended. xxno further details have been found.

xx: xx: xx	xxper note the interest rate is x.xx% and P&I is $xxxx.xx and as per modification tape data the modification was done in xx/xx/xxxx with mod starts on xx/xx/xxxx and mod stated maturity date is xx/xx/xxxx. xxper payment history the interest rate is x.xx% and P&I is $xxxx.xx. xxthe modification document is missing from the loan file.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer RecommendationDisclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
																																																																																								xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16772072	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,059.29	7.750%	480	xx	xx	Fixed	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/25/2013	xx	Not Applicable	4.750%	$1,487.50	07/01/2013	Change of Terms	xxthe updated title report, the subject mortgage is not in senior position. xxare water liens totaling xxand condominium dues totaling $x,xxx.xx. xxcondo association has covenants filed prior to the mortgage per the title policy. xxchain of assignments is complete. xxare current.	xx	xx: xxnotes as of x/xx/xx commencing on x/x/xx. xx’s willingness and ability to pay is good. xxis performing. xxis a previous resolution of a permanent modification that was successful. xxis no unrepaired property damage. xxborrower was not impacted by COVID-xx.
																																																																																	xx: xx: xx	xxhad modified original mortgage on xx/xx/xxxx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by x months. xxis fixed rate of x.xx% with a P&I payment of $x,xxx.xx beginning on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95073071	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$888.02	$1,190.11	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/28/2018	xx	Not Applicable	6.875%	$939.73	05/01/2018	Financial Hardship	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby lender xx. and recorded on xx/xx/xxxx. xxis break in chain of assignment from xx to xx and last assignment should be with xx or xx.xst installment of county taxes for year xxxx were paid on xx/xx/xxxx in the amount of $xxx.xx.
xxlien is active on subject property
xx/ xxlien recorded on xx/xx/xxxx in the amount of $xxx.xx by plaintiff xxof xxof the city and county of xx.	xxof payment history as of xx/xx/xxxx shows that borrower is currently x months delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.	xx: xxis in collections.
xxof payment history as of xx/xx/xxxx shows that borrower is currently x months delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.
xxper PACER no bankruptcy has been filed by borrower.
xxforeclosure related data found in the loan file.
xxpertaining damages and repairs were found to the subject property.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xxand xxS xx "borrower" and xxLLC "lender" on xx/xx/xxxx. xxprinciple balance as per modification is xx. xxagrees to pay P.I. in the amount of $xxx.xx with the I.R. of x.xxx% starting from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8772385	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$883.63	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx and lender MERS as nominee for xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the xx, xx assigns”.
xx is an active IRS lien against the xx. xx in the amount of xx,xxx.xx which was recorded on xx/xx/xxxx in xxof the xx. xx supporting document is attached the updated title report. xx, the SSN# xx. xx  is not available on it to verify whether this lien is against the borrower or not.
xx	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x month and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx the borrower income has been reduced due to COVID-xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17227048	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,252.31	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	11/16/2017	xx	$17,759.96	3.500%	$626.02	01/01/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxin the favor of xxand xx. which was recorded on xx/xx/xxxx.
xxis an IRS lien against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx and filed by xxof the xx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxhas been approved for extended forbearance plan starting from xx/xx/xxxx to xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx. xxdeferred balance is in the amount of xx. xxinterest bearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10199225	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.54	6.875%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for MERS as nominee for xx for the amount of xx.
xxchain of assignment has not been found. xx, the assignment is with the xxLLC which was recorded on xx/xx/xxxx.
																																																																																xx	xx: xxwas not filed. xxinformation has been found regarding the foreclosure. xxsubject property has been occupied by the owner. xxdamages or repairs have been found. xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10811730	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$483.91	$638.00	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	90.556%	90.556%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, recorded with the xx.

xxof assignment has been completed. xxlast assignment is with xx
D/B/A xx. xxthe chain of assignment is missing from xx.
xxactive liens and judgments have been found against borrower and property.

xxare no prior year real estate delinquencies.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a  month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
 xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43015522	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.05	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	60.714%	60.714%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/03/2019	xx	Not Applicable	6.750%	$315.79	10/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx.
xxare x IRS liens recorded on xx/xx/xxxx and xx/xx/xxxx both are in the favor of xx of the xx for the total amount of xx.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property  damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's income impacted due to covid-19.

																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xxLLC and the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%.xxmodification does not contain balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60206798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,125.74	7.500%	360	xx	xx	Fixed	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/13/2011	xx	$53,926.66	2.000%	$371.46	06/01/2011	Change of Terms	xxthe updated title report, the subject mortgage is in senior position. Xx chain of assignments is complete. Xx are current.	xx	xx: xxnotes as of x/xx/xx commencing on x/x/xx. xx’s willingness and ability to pay is poor. xxis in collections. xxis a previous resolution of a permanent modification that was not successful. xxis no unrepaired property damage. xxborrower was not impacted by COVID-xx. xxis no contested litigation in the file.
																																																																																	xx: xx: xxhad filed bankruptcy under xxxx with the xx # xx and the plan was confirmed on xx/xx/xxxx. POC was filed by on , in the secured claim amount $ and an arrearage in the amount of $. xxof xxis xx/xx/xxxx. xxof xxis xx/xx/xxxx.	xxhad modified original mortgage on xx/xx/xxxx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x% with a P&I payment of $xxx.xx beginning on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99314812	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$415.10	6.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx. xxactive judgments/liens have been found in the updated title report against the borrower/subject property. xxis a break in chain of assignment as we required assignment of mortgage from xx to xx. xxxx county annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxxx city annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in bankruptcy. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxdebtor (xxL. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.  xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. xxplan was confirmed on xx/xx/xxxx.  xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx.
																																																																																	xx: xx: xxdebtor (xxL. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36346362	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$858.29	6.250%	180	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2012	xx	Not Applicable	6.250%	$482.37	10/01/2012	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender xx.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxprior year delinquent taxes have been found in the updated title report.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxdebtor (xxS xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxagreement was filed on xx/xx/xxxx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xxdebtor (xxS xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xxagreement was filed on xx/xx/xxxx. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xxwith the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87386879	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.78	7.500%	360		xx	xx		Conventional	Fixed		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx.xxare no active lien against the borrwer.xxannual tax for year xxxx has been paid in the amount of $xxxx.xx.xxchain of assignment is completed.	xxper the payment history dated xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx.xxUPB is xx	xx: xxper the collection comment dated xx/xx/xxxx, no damages, litigation and forbearance have been found. xxborrower’s income is not affected by xx -xx. xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Curable		* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70279920	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.59	7.500%	360		xx	xx		Conventional	Fixed		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2012	xx	Not Applicable	2.000%	$716.96	08/01/2012	Financial Hardship	xxper updated title report dated xx/xx/xxxx.xxchain of assignment is completer are no active liens against the borrwer.xxtax for year xxxx has been paid in the amount of $xxxx.xx.	xxper the payment history dated xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx.xxUPB is xx.	xx: xxper collection comment dated xx/xx/xxxx.xxdamage found no forbearance found no litigation found. xxborrower income is not affected by covid-xx xx: xx: xx	xxper the modification agreement dated xx/xx/xxxx.xxnew principal balance is xx.xxnew payment is in step. xxfirst payment date is xx/xx/xxxx the maturity date is xx/xx/xxxx.	Origination Appraisal	xx	x: Curable		* Missing Appraisal (Lvl x) "Loan application is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76364349	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.46	6.375%	360	xx	xx	Fixed	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx for the amount of xx. xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx. xxis water/sewer/utility lien against the subject property in the favor of xx or the amount of $xxx.xx recorded on xx/xx/xxxx. xxis civil judgment against the borrower in the favor of xx recorded on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the foreclosure referral step x has been completed. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19 pandemic. xxper the comment dated xx/xx/xxxx, the forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42384904	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,632.73	6.375%	Unavailable	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xx in favor of MERS as nominee for xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for xx and it was recorded on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as this is a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed. xxdebtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed. xxcomment dated on xx/xx/xxxx stated that the borrower's income is impacted by xx-xx.
																																																																																	xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed. xxdebtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed.	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69427753	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,231.44	6.250%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	6.250%	$905.29	09/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with xx, which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxin the favor of MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxis a judgment against the borrower in the amount of xx which was recorded on xx/xx/xxxx and filed by xx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52912812	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,560.32	5.875%	240	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx xxchain of assignment is not completed as the subject mortgage is currently assigned to xx instead of xx xxcounty property tax for the year xxxx was paid or due unavailable is in the amount of $xxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:
x xxwhich is recorded on xx/xx/xxxx is in the amount of xxwith the xx, xxx- xx (xx)which is recorded on xx/xx/xxxx is in the amount of $xxxx.xx with the xx
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in collection.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxborrower is current with the loan. xxper comments dated xx/xx/xxxx reason of default is borrow  was retired.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78515351	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$624.66	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xx	xx: xxloan is in collections. xxnext due date for payment is xx/xx/xxxx. xxcurrent UPB is xx. xxper the comment dated xx/xx/xxxx, the borrower's income has been impacted but covid-19. xxany damages have been found to the subject property. xxsubject property is owner occupied.
xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and interest rate is x.xx%. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and interest rate is x.xx%. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77245420	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$731.83	6.500%	480	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Unavailable	Unavailable	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xxassignment of mortgage is completed. xxlast assignment is with xx. xxactive liens and judgment. xxdelinquent taxes have been found.

xx: xxloan is in collection. xxborrower is current with the loan & next due for xx/xx/xxxx. xxUPB is xx. xxFC & BK found. xxloan has not been modified. xxto the collection comment dated xx/xx/xxxx, the borrower was affected by xx-xx. xxjob/work of borrower's spouse was slow down due to xx. xxto the collection comment dated xx/xx/xxxx, the subject property was occupied by owner.

																																																																																	xx: xx: xx	Not Applicable	Mortgage Insurance Origination Appraisal	xx	x: Curable		* MI, FHA or MIC missing and required (Lvl x) "The loan is conventional. Seller’s tape shows MI xx%. However, required MI Certificate is missing from the loan file."	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59032491	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,432.00	7.125%	360	xx	xx	Conventional	ARM	Not Applicable	75.572%	94.465%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/01/2019	xx	$155,707.00	4.250%	$1,575.41	10/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in bankruptcy.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxthe xxis in active status.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxthe xxis in active status.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred xxbalance on the maturity date on xx/xx/xxxx. xxbearing should be xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39608522	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,264.17	6.875%	360	xx	xx	Conventional	ARM	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/25/2011	xx	$123,643.01	5.000%	$1,391.14	12/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx.

xxare x civil judgments open against the borrower; first one in the amount of $xx.xx which was recorded on xx/xx/xxxx in favor of xxand second one is in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxxx xxxnd taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of xxfrom the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of xxfrom the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41356058	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.38	6.125%	360	xx	xx	Conventional	Fixed	Not Applicable	97.130%	97.130%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2019	xx	Not Applicable	6.125%	$484.43	02/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx., and it was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx. xxactive judgments or liens found xxany prior year taxes are delinquent as per updated title report.	xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.
xxforeclosure has been noted.

xxbankruptcy has been filed.
xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.
xxper servicing comment dated xx/xx/xxxx, the borrower has been facing the income problem due to impacted by COVID xx. xxfurther details have been found regarding COVID xx.

xxper review of BPO dated xx/xx/xxxx, the subject property is in good condition and is owner occupied. xxper servicing comment dated xx/xx/xxxx, subject property damage due to wind on xx/xx/xxxx.

																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,849.61	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2436126	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.79	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2019	xx	$2,045.06	4.250%	$368.40	09/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xx (xx/xx) xxavailable in the updated title report against xxM. xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

xxxst installment of county tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxper the review of the servicing comments the loan is performing and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on  xx/xx/xxxx with the new principal balance of xxout of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxof xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xxout of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90462325	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$455.09	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/07/2014	xx	Not Applicable	4.625%	$302.72	05/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xst xx and recorded on xx/xx/xxxx for the amount of xx. xxchain of assignment has been completed, currently the assignment is with xx. xxare no active liens and judgments found against the borrower. xxtaxes for the year xxxx are paid in the amount of $xxx.xx. xxprior tax delinquency has been found.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in active bankruptcy. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx. xxborrower had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the amount of POC is xxand the arrearage amount is $xxxx.xx. xxcomments have been found regarding the foreclosure. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.
																																																																																	xx: xx: xxborrower had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the amount of POC is xxand the arrearage amount is $xxxx.xx. xxchapter xx plan was filed on xx/xx/xxxx as per plan the debtor supposes to pay the trustee the amount of $xxx.xx per x weeks for xx months.	xxmodification agreement was made between the lender xxtree xx, LLC and the borrower xxA. xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxmodification does not contain balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58735881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.33	6.500%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx.
xxof assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xx which was recorded on xx/xx/xxxx in the favor of MERS as nominee for xx.
xxactive judgments or liens have been found.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xst installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxloan is currently is bankruptcy and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure have been found. xxRFD is unable to be determined. xxper the review of the PACER report, the borrower xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

xx: xx: xxper the review of the PACER report, the borrower xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxvoluntary petition filed on xx/xx/xxxx, the amount of claim is xxand the value of collateral is xx, the unsecured portion is xxPOC was filed on xx/xx/xxxx with is secured amount as xxand its arrearage amount is $x,xxx.xx.
xxplan was confirmed on xx/xx/xxxx.
																																																																																		xxis xxfixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41106435	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,567.54	6.250%	360	xx	xx	Conventional	Fixed	Not Applicable	61.324%	61.324%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xx of assignment is also complete. xx subject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on second lien position and there is one senior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx.	xx: xxper the payment history borrower has been delinquent for one month and comment dated on xx/xx/xxxx shows that borrower job was affected by the COVID. xxto the comment dated on xx/xx/xxxx the forbearance plan was ready and comment dated on xx/xx/xxxx the extension was given to forbearance plan from xx/xx/xxxx to xx/xx/xxxx. xxare no property damages.
																																																																																	xx: xx: xxborrower had filed the xxon xx/xx/xxxx under chapter xx with case number xxand plan was confirmed on xx/xx/xxxx. xxto xxthe value of collateral is xxso there is no unsecured amount.	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69239967	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.85	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	90.089%	90.089%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx in the amount of xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxsubject mortgage is at second lien position as there is one HOA xxagainst the subject property in the amount of $xxx.xx in favor of xxwhich was recorded on xx/xx/xxxx. xxsubject property is located in xx. xxis risk that property can be getting foreclosed due to above unpaid lien. xx can be cured if above unpaid lien paid in full with unpaid interest and late charges.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50241153	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.48	5.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/08/2010	xx	$92,892.70	2.000%	$827.69	12/01/2010	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xxon xx/xx/xxxx. xx chain of assignment is completed.

xxis on xxlien position. xxthere is one civil judgment against the borrower in the amount of $x,xxx.xx in favor of xxone bank (USA), n.a. and xxwhich was recorded on xx/xx/xxxx.

xxxx xxannual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand interest bearing amount of xxto the xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months xxstep modification rate will be starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx for xx months and xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx for xxx  months with a new maturity date of xx/xx/xxxx xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.                      .
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19.

																																																																																	xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand interest bearing amount of xxto the xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months xxstep modification rate will be starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx for xx months and xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx for xxx months with a new maturity date of xx/xx/xxxx xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Final appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52876953	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,635.72	6.500%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2011	xx	Not Applicable	2.000%	$1,639.23	03/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xth installment of combined jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	xx	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx the reason for default is ex stop paying.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxstep modification agreement was signed between the borrower xxE xxand xx xxand the lender xx on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxand xxhad filed bankruptcy under chapter x with the case # xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case got terminated on xx/xx/xxxx.	xxmodification agreement was signed between the borrower xxE xxand xxM xxand the lender on xx/xx/xxxx.
																																																																																		xxis xxwith interest rate x.xx% which steps up in x steps ending at x.xxx%. xxborrower promises to pay the monthly P&I of $x,xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50434390	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.34	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx, and lender MERS as nominee for xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xxLLC D/B/A xx”.	xx	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower has been performing and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76588627	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,859.11	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	79.718%	79.718%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/15/2016	xx	$69,846.89	2.000%	$741.90	04/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xx is on other lien position. xxis x HOA lien found on the subject property in the amount of $xxx.xx this was recorded on xx/xx/xxxx.xxare xx water/sewer/utilities found on the subject property in the total amount of $x,xxx.xx. xxare x credit card judgments found on the subject property in the total amount of $xxxx.xx this was recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.	xx	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.
xxbankruptcy has been filed.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68991890	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.66	7.250%	360	xx	xx	Conventional	Fixed	Purchase	75.362%	75.362%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with on xx/xx/xxxx the chain of assignment is complete.

xxis one HOA lien on the subject property, in the amount of $xxx.xx in favor of xx, xx., a non-profit homeowners association which was recorded on xx/xx/xxxx.

xxxxcombined annual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx/xx/TPP: xxevidences found in the loan xxand the latest xx months servicing comments regarding current or prior loan modification xxfurther evidences available in the last xx months servicing comments regarding whether borrower made all the plan payments.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46855517	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,725.53	7.625%	351	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/14/2018	xx	$13,576.25	4.500%	$1,691.08	08/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx, in the amount of xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis one HOA xxagainst the subject property in the amount of $x,xxx.xx in favor of xxPUD xx's xx, xx., which was recorded on xx/xx/xxxx. xxsubject property is located in OR xxwhich is super lien state. xxis risk that property can be getting foreclosed due to above unpaid lien. xxcan be cured if above unpaid lien paid in full with unpaid interest and late charges.

xxx xxagainst the name of borrower in the amount of $x,xxx.xx in favor of xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xxfrom which lender agreed to defer the principal balance xxhence the interest bearing amount is xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxdebtor " xx” had filed the bankruptcy under ch# xx with the case# xx xx/xx/xxxx. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.

xxper comment dated xx/xx/xxxx the borrower xxM had deceased on xx/xx/xxxx. xxdeath cert has been found in available loan file.

xxcomment dated xx/xx/xxxx stated that borrower has been impacted by xx-xx and requested x months forbearance plan which was approved and begun from xx/xx/xxxx. xxfurther details have been found.
xx: xx: xxdebtor " xx” had filed the bankruptcy under ch# xx with the case# xx xx/xx/xxxx. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
																																																																																		xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xxfrom which lender agreed to defer the principal balance xxhence the interest bearing amount is xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72175358	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$486.62	6.375%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx. for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19. xxper the comment dated xx/xx/xxxx, the forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended for x months. xxper the comment dated xx/xx/xxxx, the reason for default is covid-19. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended for x months. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48880745	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$807.70	7.250%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/26/2019	xx	$7,939.13	3.500%	$348.65	09/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxare x state tax liens against the borrower in the favor of xxof xxdepartment of taxation for the total amount of $x,xxx.xx recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower “xxA xxand xxA xx” and lender "xxLLC”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is $x,xxx.xx and the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxborrower xxM xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xxon xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $xx.xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxorder amended chapter xx plan was filed on xx/xx/xxxx. xxdebtor has promised to pay to the trustee in the amount of $xxx.xx monthly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxorder on MFR was filed on xx/xx/xxxx. xxnotice of final cure payment was filed on xx/xx/xxxx. xxper the chapter xx trustees final report dated xx/xx/xxxx, the creditor xx has been in the amount of xxand the arrearage has been paid in the amount of $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the reason for default is illness hours cut due to covid-19. xxsubject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xxborrower xxM xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xxon xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $xx.xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxorder amended chapter xx plan was filed on xx/xx/xxxx. xxdebtor has promised to pay to the trustee in the amount of $xxx.xx monthly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxorder on MFR was filed on xx/xx/xxxx. xxnotice of final cure payment was filed on xx/xx/xxxx. xxper the chapter xx trustees final report dated xx/xx/xxxx, the creditor xx has been in the amount of xxand the arrearage has been paid in the amount of $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower “xxA xxand xxA xx” and lender "xxLLC”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is $x,xxx.xx and the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4354787	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$632.98	7.120%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and due in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the foreclosure referral step x has been completed. xx, the foreclosure was placed on hold due to loss mitigation. xxper the comment dated xx/xx/xxxx, the foreclosure has been closed. xxper the comment dated xx/xx/xxxx, the reason for default is illness of the borrower and the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure referral step x has been completed. xx, the foreclosure was placed on hold due to loss mitigation. xxper the comment dated xx/xx/xxxx, the foreclosure has been closed.
																																																																																	xx: xx	Not Applicable	Mortgage Insurance	xx	x: Curable		* MI, FHA or MIC missing and required (Lvl x) "This is Conventional fixed loan. However, the mortgage insurance certificate is missing from the loan files."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34802234	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$940.31	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	$11,511.56	3.500%	$666.31	07/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxactive liens and judgments have been found.
xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-19 and laid off from work. xxfurther details have been found.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.x%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.x%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32937650	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/25/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,059.30	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	4.625%	$689.33	12/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xx which was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with xx, which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxin the favor of MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxis a xx/xxlien in favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
xxper the servicing comment dated xx/xx/xxxx, the borrower was on the TPP plan for x months starting from xx/xx/xxxx.
xxforeclosure was initiated in xxxx with the loan. xxper servicing comments dated xx/xx/xxxx, the foreclosure sale was scheduled for xx/xx/xxxx. xxper servicing comment dated xx/xx/xxxx, xxwas cancelled on xx/xx/xxxx due to workout plan. xxfurther information is available to understand the current status of foreclosure process.
xxper the servicing comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24699586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,818.32	6.620%	480	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/18/2017	xx	$100,748.91	4.000%	$682.41	02/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxcurrent assignment is with xx, which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxin the favor of xx which was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated that he cannot pay due to covid. xxper comment dated xx/xx/xxxx, borrower was eligible for covid extended plan for x months.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.
xxper the PACER report, the borrower “xxand xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xx:
xxper the servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
																																																																																	xx: xx: xxper the PACER report, the borrower “xxand xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10028768	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.03	6.875%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $ x,xxx.xx on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been paid in full in the amount of $ x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the collection and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has never been modified since origination.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xx/ xxin xx.xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable with Warnings			* Missing credit report (Lvl x) "Credit report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80614843	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,483.85	$1,988.64	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2012	xx	$41,383.00	2.000%	$688.40	04/01/2012	Financial Hardship	xxof xxreport dated x/xx/xxxxshows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby lender xx and recorded on xx/xx/xxxx of assignment is incomplete as last assignment should be with xx or xx. xxtaxes for the year xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxliens and judgments are active on subject property
xxare multiple HOA liens recorded in the amount of xxfrom xxxx to xxxx by xx, xx..
xxare multiple xx/ xxliens recorded in the amount of $xxxx.xx recorded from xxxx to xxxx by xxand xx.
xxjudgment recorded on xx/xx/xxxx in the amount of $xxx.xx by xxof xx.
xxjudgment recorded on xx/xx/xxxx in the amount of $xxx.xx by xxof xx.	xxof payment history as of xx/xx/xxxx shows that borrower is x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xx%	xx: xxis in collections.
xxof payment history as of xx/xx/xxxx shows that borrower is x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand current I.R. is x.xx%
xxfiled bankruptcy under chapter xx on xx/xx/xxxx with case# xx xxpetition was filed on xx/xx/xxxx shows amount of claim xxwith unsecured portion of $xxx.xx. xxwas discharged on xx/xx/xxxx.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs found to the subject property.
																																																																																	xx: xx: xxfiled bankruptcy under chapter xx on xx/xx/xxxx with case# xx xxpetition was filed on xx/xx/xxxx shows amount of claim xxwith unsecured portion of $xxx.xx. xxwas discharged on xx/xx/xxxx.	xxmodification agreement was made between xxE xx "borrower" and xxLLC "lender" on xx/xx/xxxx. xxprinciple balance as per modification is xxfrom which xxshall be deferred and interest bearing amount is xx. xxagrees to pay P.I. in the amount of $xxx.xx with the I.R. of x% starting from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53451087	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$783.76	6.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	4.000%	$449.13	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report against xxin the amount of $xxx.xx in favor of "xxof xxdepartment of xx" and it was recorded on xx/xx/xxxx.

xxxst installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has been due on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx..	xx: xxper the review of the servicing comments the loan is performing and the borrower is making regular loan payment. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is xxof xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84000239	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,933.97	7.250%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for xx, xx.” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxper the comment dated xx/xx/xxxx, the borrower’s income has been reduced. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19. xxper the comment dated xx/xx/xxxx, the short term forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxper the comment dated xx/xx/xxxx, the reason for default is payment dispute. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $x,xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.
xxper tape data, the loan has been modified on xx/xx/xxxx. xx, the modification is missing from the loan files.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28496728	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$662.18	6.875%	360	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2013	xx	Not Applicable	3.500%	$498.18	04/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx. the chain of assignment is incomplete as the current assignment of mortgage is with xx instead of xx or xx". xxcounty property tax for the year xxxx was paid on xx/xx/xxxx is in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxtax lien are active on the title which is recorded on xx/xx/xxxx is in the amount of $xxxx.xx with the plaintiffs xxdepartment of revenue	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.%.	xx: xxloan is in collection.

xxloan was modified on xx/xx/xxxx  with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.%.

xxand xxhad filed chapter-x bankruptcy on xx/xx/xxxx with the case# xx the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxlast filing date xx/xx/xxxx xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxthat borrower is current with the loan.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xxand xxhad filed chapter-x bankruptcy on xx/xx/xxxx with the case# xx the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxlast filing date xx/xx/xxxx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95429383	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,175.14	6.625%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/23/2017	xx	$211,312.83	2.000%	$680.34	02/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx is on first lien position. xx are xx civil judgments on the subject property in the total amount of xxthis was recorded on xx/xx/xxxx. xxare xx credit card judgments on the subject property in the total amount of xxthis was recorded on xx/xx/xxxx. xxare x state tax liens on the subject property in the amount of xxthis was recorded on xx/xx/xxxx. xxis one notice of xxtax lien on the subject property in the amount of xxthis was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.xxborrower has also promised to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.xxborrower has also promised to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxbearing amount is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71030027	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,533.74	6.125%	360	xx	xx	Conventional	ARM	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/14/2015	xx	Not Applicable	4.000%	$1,713.30	08/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xx assignment from xx xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx-xx were paid as follows : x)xx/xx/xxxx in the amount of $xxxx.xx. x)xx/xx/xxxx in the amount of $xxxx.xx. x)xx/xx/xxxx in the amount of $xxxx.xx. x)xx/xx/xxxx in the amount of $xxxx.xx xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title: x)xx(credit card) in the amount so $xxxx.xx having plaintiff as xx(USA) NA and recorded on x/xx/xxx.	xxof the payment history for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is xmonths delinquent. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is delinquent. xxshows the willingness and ability of borrower to pay the payment is poor also its servicer rating did not meet to the expectation previously the borrower was offered modification any plan by servicer.
xxof the payment history for the period xx/xx/xxxx  till xx/xx/xxxx shows borrower is xmonths delinquent. xxlast payment received  was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x%.
xxbankruptcy found as per PACER.
xxforeclosure found as per the servicing comments.
xxcomment pertaining damage to the subject property has been observed.
xx: xx: xx	xxhas promised to pay the principal and interest in the amount of $x,xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "Subject property is in state of New York and requires following disclosures however the disclosures are missing from the loan file..
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure"
																																																																																								* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to confirm."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29303244	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,333.03	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx. xxchain of assignment has been completed, currently the assignment is with xx. xx is HOA lien recorded on xx/xx/xxxx for the amount of $xxxx.xx in the favor of xx. xxis real estate lien recorded on xx/xx/xxxx for the amount of $xx.xx in the favor of xxof the xxof xx, xxof xx. xxis a xxtax lien against the borrower in the amount of xxin the favor xx. xxis civil judgment recorded on xx/xx/xxxx for the amount of $xxxx.xx in the favor of xx is child support lien recorded on xx/xx/xxxx in the favor of xx, however the amount is missing. xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior tax delinquency has been found.	xx	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx. xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's has been impacted due to covid-19.
																																																																																	xx: xx: xx	xxsubject mortgage was originated as conventional fixed rate with P&I of $xxxx.xx with the rate of interest x.xxx% and the maturity date as xx/xx/xxxx. xxthe payment history available up to xx/xx/xxxx shows current P&I as $xxx.xx with the reduced rate of interest x.xxx%.xxdata shows that the loan was modified on xx/xx/xxxx , hence it seems to be loan was modified and the modification agreement is missing from loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15913011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$798.42	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/11/2017	xx	Not Applicable	7.375%	$663.93	07/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx wide xxwhich was recorded on xx/xx/xxxx. xxassignment of mortgage is not completed. xx last assignment should be with xx. xxis a junior mortgage against the subject property with the lender MERS as nominee for xx wide xx which was originated on x/x//xxxx with the amount of xxwhich was recorded on xx/xx/xxxx.	xx: xxloan is in collection. xxFC & BK found. xxloan has been modified on xx/xx/xxxx with principal balance of xx. xxborrower promises to pay $xxx.xx with the rate of interest x.xxx% from xx/xx/xxxx till maturity xx/xx/xxxx. xxto the collection comment dated xx/xx/xxxx, the reason for default was curtailment of income. xxto determine the current condition and occupancy of the property.
																																																																																	xx: xx: xx	xxloan has been modified on xx/xx/xxxx with principal balance of xx. xxborrower promises to pay $xxx.xx with the rate of interest x.xxx% from xx/xx/xxxx till maturity xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14633272	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$522.66	6.500%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	07/01/2013	xx	Not Applicable	2.000%	$132.28	07/01/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx.
xxactive judgment or liens have been found.
xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is x months delinquent with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx  with lender MERS as nominee for xxLLC which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx.
xxactive judgment or liens have been found.

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41142944	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.90	8.625%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xxassignment of mortgage is completed. xxlast assignment is with xx. xx are no active liens & judgment against the borrower. xxdelinquent taxes have been found.	xx: xxloan is in collections. xxFC & BK activity has been found.
xxborrower is delinquent for x months. xxUPB is xx.
xxto the collection comment dated xx/xx/xxxx, the borrower has been deceased.
xxto the collection comment dated xx/xx/xxxx, the borrower has been affected by COVID. xxshort term x months FB plan has been approved. xxplan will begin from xx/xx/xxxx for $x.xx monthly.
xxto the collection comment dated xx/xx/xxxx, the property has some repairs. xxdetails are available for nature of damage & total cost of repairs. xxsubject property was occupied by unknown party.
																																																																																	xx: xx: xx	xxloan has been originated on xx/xx/xxxx as xxwith rate of interest x.xxx% with P&I $xxx.xx. xxis a reduction in P&I. xxpayment history tape data shows, last payment was made in the amount of $xxx.xx with x.xxx%. xxseller’s tape data shows, the loan has been modified on xx/xx/xxxx with maturity of xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75657130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$924.78	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	71.282%	71.282%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx” with xx# xx xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x%. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

																																																																																	xx: xx: xx	xxis conventional fixed mortgage with the original P&I $xxx.xx and the interest rate x.xxx% with the maturity date xx/xx/xxxx. xxper the payment history tape data as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xx%. xx, there is decrease in P&I with respect to note data which seems that there would be a possibility of modification. xxmodification tape data also reflects the xxeffective date is xx/xx/xxxx. xx, the executed modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49863280	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.33	7.500%	360	xx	xx	Conventional	Fixed	Purchase	94.676%	94.676%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2013	xx	$17,488.27	4.000%	$373.45	12/01/2013	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx. in the amount of xx on xx/xx/xxxx with instrument # xx.

xxchain of assignment is complete. xxlast assignment is with xx.

xxliens and judgments:

xxis one xxlien which was recorded on xx/xx/xxxx in the amount of $x.xx in favor of xxof xx.

xxis another one xxlien which was recorded on xx/xx/xxxx in the amount of $x.xx in favor of xx.

xxis one xxlien which was recorded on xx/xx/xxxx in the amount of $x.xx in favor of xx.

xxis one xxlien which was recorded on xx/xx/xxxx in the amount of $x.xx in favor of xx.
xxis one xxlien which was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xx.

xxannual county taxes of xxxx have been paid in the amount of $xxx.xx.
xxannual city taxes of xxxx have been paid in the amount of $xxx.xx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is excessive obligations. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxper servicing comment dated xx/xx/xxxx the borrower is affected by covid-19.xxshort term forbearance plan has approved the plan is begin on xx/xx/xxxx to xx/xx/xxxx. xxno further details have been found.

xxper servicing comment the repairs had occurred in water bills due to leak and are in the amount of $xxxx.xx. xxper BPO report dated xx/xx/xxxx there are no repairs and damage has been found.

xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx, LLC. xxnew modified principal balance as per modification is in the amount of xx. xxdeferred principal balance is in the amount of xx. xxinterest-bearing amount is xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand lender is xx, LLC. xxnew modified principal balance as per modification is in the amount of xx. xxdeferred principal balance is in the amount of xx. xxinterest-bearing amount is xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings			* Missing Required State Disclosures (Lvl x) "The subject property is located in the MD state. The following state disclosures are missing from the loan file: x. Affidavit of Consideration x. Affidavit of Disbursement x. First Time Buyers Affidavit x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure x. Balloon Payment x. No Escrow Account x. Mandatory Binding Arbitration Disclosures x. Home Buyer Education and Counseling Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,200.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25745200	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$768.57	7.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis xxof xx (HOA xx / COA xx) against the subject property in the favor of xx, xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xx	xx: xxto the PACER, xxI. xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xxD dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xxLLC fka xxLLC on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.
xxmotion for relief was filed on xx/xx/xxxx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, xxI. xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xxD dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xxLLC fka xxLLC on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.
xxmotion for relief was filed on xx/xx/xxxx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
																																																																																		xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59926986	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.17	5.875%	360	xx	xx	Conventional	ARM	Cash Out	68.729%	68.729%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	4.125%	$865.71	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx months and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx months. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to confirm."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80077965	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$818.08	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	78.000%	78.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx. xxchain of assignment has been completed. xxcurrent assignment is with xx, which was recorded on xx/xx/xxxx. xxis no lien/judgment found against the borrower/subject property. xxtaxes have been paid in the amount of $xxx.xx. xxdelinquent taxes have been found for the prior years.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41131838	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$922.03	7.750%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”.

xxis an active junior xxavailable in the updated title report in the amount of $x.xx in favor of xx. and it was recorded on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings and xxfilings.
																																																																																	xx: xx: xx	xxmodification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39538549	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$738.66	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	4.375%	$476.23	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xx	xx: xxper the review of the servicing comments the loan is current and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxto xxthe xxfor xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx.

																																																																																	xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx.	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxxxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58472973	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$356.78	8.500%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2019	xx	Not Applicable	8.500%	$303.04	04/19/2021	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx.

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xxLLC which was recorded on xx/xx/xxxx.

xxis a civil judgment against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in payment plan. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx states the reason for default is unemployment and the borrower’s income impacted by covid-19 pandemic. xxshort term forbearance plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx with monthly installment of $x.xx. xxfurther proceedings found. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xx	xxloan modification agreement made between borrower xxV. xxand xx (xx) and xxLLC (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81259120	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$992.96	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	MGIC	Unavailable	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	02/01/2017	xx	Not Applicable	3.500%	$564.46	03/01/2017	Financial Hardship	xxtitle report shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xxare multiple state tax liens active against borrower, xxfor the amount of $xxxx.xx xxis an IRS lien active against borrower, xxfor the amount of $xxxx.xx.
xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx	xx	xx: xxis in collection and borrower has been delinquent from xx/xx/xxxx payment.
RFD is not stated in the collection comments.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
																																																																																	xx: xx: xx	xx	Mortgage Insurance	xx	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "Loan is MI insured per tape data. However, MI certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63471544	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,091.27	7.375%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/18/2014	xx	Not Applicable	4.625%	$697.00	10/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx.xxannual taxes for year xxxx has been paid in full in amount $xxxx.xx.xxare no active judgment against the borrwer.xxchain of assignment is completed.	xxper the payment history dated xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx.xxUPB is xx.	xx: xxper the collection comment dated xx/xx/xxxx,xxdamage found no forbearance found no litigation xx. xxborrower income is not affected by covid-xx
																																																																																	xx: xx: xxwas filed on xx/xx/xxxx.xxBK case no was xx.xxwas xxon xx/xx/xxxx.	xxper modification agreement dated xx/xx/xxxx.xxnew principal balance is xxxxxx.xx.xxnew interest rate is x.xxx new P&I is xxx.xx.xxnew maturity date is xx/xx/xxxx	Origination Appraisal	xx	x: Curable		* Missing Appraisal (Lvl x) "Appraisal report is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23268743	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$777.57	8.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/12/2017	xx	$32,379.55	4.125%	$321.66	11/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, there is one active HOA liens found against the subject property in the combined amount of $x,xxx.xx in the favor of xx. which were recorded on xx/xx/xxxx. xxsubject property is located at xx state and there can be possibility of foreclosure due to this non mortgage unpaid liens. xx can be cured by paying these liens with late charges and penalties.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in bankruptcy.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis in active status.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis in active status.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxMOD has deferred of xx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44291915	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,756.08	6.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2019	xx	$89,189.23	4.000%	$869.76	03/01/2019	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx’ in the amount of xxin favor of xx which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with xx.
xxactive judgments/liens have been found against the subject property/owner.
xxprior delinquent taxes have been found.
xxcounty taxes for xxxx have been paid off in the amount of $xxx.xx.
xxschool taxes for xxxx have been paid off in the amount of $x,xxx.xx.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxand modified deferred balance is xx.	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received in the amount of $x,xxx.xx with interest rate of x.xx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxand modified deferred balance is xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages have been found in available collection comments.
xxcomment dated xx/xx/xxxx shows that reason for default is reduction in income due to covid-19. xxfurther details have been found regarding forbearance or any other plan.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxout which deferred balance is xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86258387	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/25/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$484.35	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	72.449%	72.449%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	7.250%	$408.89	02/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx., recorded with the xx/ xx/xx# xx xxxx / xxx. xxof assignment has been completed. xxlast assignment is with xx.	xx	xx: xxcurrent status is collection.
xxto the collection comment date xx/xx/xxxx, the RFD is xx.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with a P&I $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $xxx.xx and PITI is $xxx.xx and the rate of interest is x.xxx % xx, there is an decreased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33044078	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.76	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Triad	Unavailable	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	07/21/2017	xx	Not Applicable	7.500%	$54,304.00	09/01/2017	Financial Hardship	xxtitle report dated x/xx/xxxxshows that subject mortgage originated on xx/xx/xxxx with lender, xx of xx. for the amount of xxhas been active on title.
xx, the assignment is with xx., the current assignee should be xx.
xxis a xxjudgment entered against borrower, xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxtaxes of xxxx are paid.
xxhistory as of xx/xx/xxxx shows that borrower has been delinquent since xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx. xxUPB is xxand interest rate is x.x%.	xx: xxis currently in xxand the borrower is next due for xx/xx/xxxx payment.
xxcomment dated xx/xx/xxxx states that x months xxxx FB plan extension was approved from xx/xx/xxxx.
RFD is due to xximpact.
xxevidence of foreclosure action was found.
xxevidence of damage or repair to the subject property was found.

xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xxwhich is to be paid with fixed interest at the rate of x.x% by making P&I of $xxx.xx from xx/xx/xxxx till xx/xx/xxxx.	Mortgage Insurance Origination Appraisal	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Tape data states that loan is MI insured. However, MI certificate is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83445687	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,812.10	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xxx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xxof xx, N.A.	xx	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66702119	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$374.86	7.875%	360		xx	xx		Conventional	Fixed			Unavailable	Unavailable	Unavailable					Not Applicable			Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated x/xx/xxxxTher are no active judgment against the borrower .xxannual tax for year xxxx has been paid in amount $xxxx.xx.	xxper the payment history dated xx/xx/xxxx.xxnext due date is xx/xx/xxxx.LAst payment was received onx/x/xxxx.xx/xx/xxxx.xxUPB is xx.	xx: xxper collection comment date xx/xx/xxxx.xxdamage found no forbearance found no litigation xx. xxborrower income is not affected by covid-xx xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Curable		* Missing Appraisal (Lvl x) "Appraisal report is missing."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16424327	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$759.74	7.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that, xxchain of the assignment has been completed.
xxactive judgment or liens have been found.
xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
																																																																																xxreview of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx.xxUPB reflected is in the amount of xx.	xx: xxper the collection comment dated xx/xx/xxxx, no damages, litigation and forbearance have been found. xxborrower’s income is affected by xx -xx. xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95545358	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,151.56	$2,908.39	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	04/01/2015	xx	$38,496.40	2.000%	$1,523.14	04/01/2015	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx in the amount of xx, which was recorded on xx/xx/xxxx xx.
xxchain of the assignment has been completed.
xxis xxlien active in the xxof xx -xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxis xxactive in the xxof xx- xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is currently in collection xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper servicing comment dated xx/xx/xxxx, the borrower income is impacted by xx-xx. xxplan was approve for x months which was started on xx/xx/xxxx. xx, no further details have been found.
xxper comment dated xx/xx/xxxx, reason for default is borrower has been impacted by xx-xx.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified twice.
xxbalance amount is xxand xxbearing amount is xx. xxmodification agreement has three steps.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56312535	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,121.16	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	79.070%	79.070%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	6.375%	$1,745.24	03/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx., recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xx.
• xxis an IRS lien active against borrower in the favor of “ xxof the xx - xx”, which was recorded on xx/xx/xxxx in the amount of xxwith xx# xx /.	xx	xx: xxcurrent status is performing.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding COVID-xx.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with a P&I of $x,xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $x,xxx.xx and PITI is $x,xxx.xx and the rate of interest is x.xxx % xx, there is an decreased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34714783	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.05	6.875%	360	xx	xx	Conventional	Fixed	Refinance	72.141%	72.141%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxis an active senior/prior xxin the updated title report in the amount of xxin favor of "xx” and which was recorded on xx/xx/xxxx. xxis xxagainst the borrower in the favor of xxof xx, for the amount of $xxx.xx which was recorded on xx/xx/xxxx. xxis junior mortgage against the property in favor of xx, for the amount of xxwhich was recorded on xx/xx/xxxx. xxfirst installment combined taxes of the year xxxx have been paid in the amount of $x,xxx.xx. xxprior years of delinquent taxes have found.	xx	xx: xxloan is collections. xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxdated xx/xx/xxxx located at “xx” states, xxfor xx, borrower is stating at her parents’ home due to xx-xx. xxfurther details have been found. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxdated xx/xx/xxxx located at “xx” states, xxfor xx, borrower is stating at her parents’ home due to xx-xx. xx, xxcomment found stating that the borrower’s income is impacted due to xx-xx. BPO report dated xx/xx/xxxx located on (xx) states the subject property is owner occupied. xxany damages have been found to the subject property. xxsubject property is owner occupied.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94638586	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$456.49	6.625%	480	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/29/2016	xx	Not Applicable	3.625%	$293.60	12/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx & xxLLC which was recorded on xx/xx/xxxx. xxassignment of mortgage is not completed. xxlast assignment should be with xx. xxis a junior mortgage against the subject property which was originated on xx/xx/xxxx with the amount of xxwhich was recorded on xx/xx/xxxx. xxyear tax information are to be follow.	xx: xxloan is in collection and next due for xx/xx/xxxx. xxto the seller’s tape data of payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due date was xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxUPB reflected in the amount of xx. xxloan has been modified on xx/xx/xxxx with a principal balance of xx. xxborrower promises to pay $xxx.xx with the rate of interest x.xxx% from xx/xx/xxxx till the maturity xx/xx/xxxx. xxto the collection comment dated xx/xx/xxxx, the borrower has been affected by COVID and the forbearance extension plan for x months has been provided to the borrower. xxfurther details have been found. xxto determine the current condition & occupancy of the property.
																																																																																	xx: xx: xx	xxloan has been modified on xx/xx/xxxx with a principal balance of xx. xxborrower promises to pay $xxx.xx with the rate of interest x.xxx% from xx/xx/xxxx till the maturity xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25979575	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$639.65	6.500%	360	xx	xx	Conventional	ARM	Refinance	88.000%	88.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/14/2014	xx	Not Applicable	4.625%	$474.86	06/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county annual taxes have paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in bankruptcy. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35484093	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2010	xx	$63,376.85	2.000%	$687.54	06/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78723228	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$154.75	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	74.483%	74.483%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2019	xx	Not Applicable	7.750%	$157.33	04/01/2019	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.	xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent. xxto comment history borrower is not impacted by the COVID-xx. xxare no property damages. xxdated on xx/xx/xxxx shows that forbearance plan was started on xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified between borrower xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5666456	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$994.57	7.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2017	xx	Not Applicable	3.500%	$510.28	05/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx.
xxof assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxare x judgments in the total amount of xxwhich were recorded on different dates.
xxis an IRS lien in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xxof xx - xx.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxper the review of the PACER report, the borrower xxand xxhas filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

																																																																																	xx: xx: xxper the review of the PACER report, the borrower xxand xxhas filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxmodification agreement was signed between the borrower xxand the lender xx, LLC on xx/xx/xxxx. xxUPB is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67472995	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Servicer Delay Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.02	6.750%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	xx	Not Applicable	6.750%	$419.42	02/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee xxLLC which was recorded on xx/xx/xxxx. xxchain of the assignment is completed. xxis one civil judgment in the favor of xxLLC in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxannual combined taxes of xxxx have been paid in the amount $x,xxx.xx. xxdelinquent taxes have been found for the prior year.	xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x month and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.xxloan modification agreement was made between the borrower xxand the lender xxLLC on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
xx: xxper the servicing comment the foreclosure is initiated and the referral was filed on xx/xx/xxxx the property is on sale pending due to customer not responding the call and some pending amount is to be paid by the borrower no further details have been found from collection comment.
																																																																																	xx: xx	xxloan modification agreement was made between the borrower xxand the lender xxLLC on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46496059	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,897.15	6.750%	360	xx	xx	Conventional	Fixed	Purchase	79.923%	79.923%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/31/2018	xx	Not Applicable	4.000%	$1,233.82	05/01/2018	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with xx.
xxis one HOA lien in the amount $x,xxx.xx in favor of “xx of xx.” which was recorded on xx/xx/xxxx. xx subject property is located in OH (non-super lien state). xxcan be possibility of foreclosure due to this unpaid non mortgage lien. xxcan be cure by paying the lien with late charges.	xx: xxloan is in collection and borrower is x months delinquent with the loan.
xxreason for default is unable to determine.
xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $x,xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28538061	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$657.55	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	78.080%	97.600%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, xx, recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xx.
xThere is a junior mortgage active against property in the favor of “MERS as nominee for xx, xx”, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxwith xx# xx	xx	xx: xxcurrent status is collection.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding COVID-xx.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91658030	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,336.12	7.125%	360		xx	xx		Conventional	Fixed		Not Applicable	93.970%	93.970%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.		xx: xxper the payment history borrower has been delinquent for x months and xxdated on xx/xx/xxxx shows that reason for default was reduction in spouse's income. xxare no property damages. xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10799094	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$973.13	$1,530.89	6.750%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxupdated title report dated xx/xx/xxxx shows; the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx recorded on xx/xx/xxxx for the amount of xx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xx: xxevidence has been found regarding the active bankruptcy in the latest servicing comments. xx, no damage and repairs have been found in the latest servicing comments. xxwas initiated as per collection comment.
																																																																																	xx: xx: xx	xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1834416	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.74	7.375%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/09/2018	xx	$34,715.55	4.000%	$397.04	05/01/2018	Financial Hardship	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xx by lender xx. and recorded on xx/xx/xxxx. xx of assignment is incomplete as assignment is missing to xx or xx. xxtaxes for the year xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx and delinquent in the amount of $xx.xx with good through date xx/xx/xxxx.
xxjudgment is active on subject property
xxjudgment in the amount of $x,xxx.xx recorded on xx/xx/xxxx by the plaintiff xx.	xxof payment history as of xx/xx/xxxx shows that borrower is current with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xx%.	xx: xxis currently performing with the loan.
xxof payment history as of xx/xx/xxxx shows that borrower is current with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xx%.
xxper PACER no bankruptcy has been filed by borrower after the origination of loan.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs were found to the subject property.
																																																																																	xx: xx: xx	xxmodification agreement was made between xx "borrower" and xxLLC "xx" on xx/xx/xxxx. xxprinciple balance as per modification is xxfrom which xxis deferred and interest bearing principle is xx. xxagrees to pay P.I. in the amount of $xxx.xx with the I.R. of x.xx% starting from xx/xx/xxxx. xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13589186	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$879.21	7.125%	360	xx	xx	Conventional	Fixed	Refinance	58.000%	58.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2018	xx	Not Applicable	7.125%	$744.80	09/01/2018	Extend Term	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of "xx or xx".
xxactive judgments or liens have been found.	xx: xxloan is in collection and borrower is x month delinquent with the loan.
xxreason for default is unable to determine.

xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Property is Manufactured Housing (Lvl x) "Home is affixed. An appraisal report located on "xxxxxxxxxx_xxxxxxxx Pg# xx shows the subject property as manufactured home. Document located "xxxxxxxxxx_xxxxxxxx Pg# xx and updated title report dated x/x/xxxx shows affidavit of affixation with VIN# xx A/B" and final title policy does not shows ALTA x endorsement for this manufactured housing. Hence the subject property is affixed."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59322379	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.40	8.000%	360		xx	xx		Conventional	Fixed		Not Applicable	89.000%	89.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2013	xx	$25,991.63	4.000%	$253.47	06/01/2013	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.	xxper the payment history as of date xx/xx/xxxx the borrower is not and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history borrower is not delinquent. xxto the collection comment history borrower is not impacted by the COVID-xx and there are no property damages. xx: xx: xx	xxloan was modified between borrower xxA. xxand the lender xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx. xxis deferred balance in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30510464	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.01	7.000%	360	xx	xx	Conventional	Fixed	Purchase	89.474%	89.474%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2018	xx	$21,610.48	3.500%	$659.28	08/01/2018	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of "xx".	xx: xxloan is in collection and borrower is x months delinquent with the payment.
xxto the latest servicing comments dated xx/xx/xxxx, the reason for default is reduction in income due to covid-19.
xxper comment dated xx/xx/xxxx, the covid FB plan extension is from xx/xx/xxxx to xx/xx/xxxx.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.
BK history is unavailable on PACER.
xxPOC deadline is not given on PACER. xxcreditor has filed POC with the secured claim amount of xxand arrears of xxon xx/xx/xxxx. xxcase was discharged and terminated on xx/xx/xxxx.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.
BK history is unavailable on PACER.
																																																																																	xxPOC deadline is not given on PACER. xxcreditor has filed POC with the secured claim amount of xxand arrears of xxon xx/xx/xxxx. xxcase was discharged and terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, in which an interest bearing balance is xxand deferred balance is xx. xxlast modified payment will be due on xx/xx/xxxx.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94543691	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,390.55	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	69.841%	69.841%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx, xx.
xxchain of assignment has been completed.
xxare multiple judgments active against the borrower in favor of different plaintiffs for the total amount of $x,xxx.xx.
xxxrd and xth combined taxes for the year xxxx have been paid in the amount of $x,xxx.xx.
xxxnd installment of xxxx for combined tax is due on xx/xx/xxxx in the amount of $x,xxx.xx, however, xst installment was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxto servicing comments, the current status of the loan is collection.

xxper comment dated xx/xx/xxxx, the reason for default is borrower's income has been laid off due to covid and x months short term forbearance plan was approved which began from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39847078	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.19	7.500%	360	xx	xx	Conventional	Fixed	Refinance	89.516%	89.516%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/17/2016	xx	Not Applicable	4.750%	$679.30	04/01/2016	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, LLC" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xxLLC" instead of " xx".
xxactive judgments or liens have been found.	xx: xxloan is in collection and borrower is x month delinquent with the payment.
xxto the comments dated xx/xx/xxxx, the reason for default is covid-xx.
xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	HUD-x Closing Statement	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUDx is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52339143	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,120.63	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	78.000%	78.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx, xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx /xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xxLLC.
xxare two xxliens against the borrower in the favor of xxof xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xx	xx: xxper comment dated xx/xx/xxxx, the reason for default is reduction in income due to xx-xx. xx, it is unable to confirm that the borrower was impacted by covid-19 or not.

xxto the PACER, xxJ xxand xxM xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, xxJ xxand xxM xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
																																																																																		xx	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71891993	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.92	6.500%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.875%	$984.48	12/18/2019	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx. with instrument # xx.

xxchain of assignment has been completed. xxlast assignment is with from xxLLC.

xxliens and judgments.

xxannual county taxes of xxxx of xst installment have been paid in the amount of $xxxx.xx.

xxannual county taxes of xxxx of xnd installment have been paid in the amount of $xxxx.xx.
xx	xx: xxloan is currently in collection. xxper servicing comment unable to determine the reason for default. xxsubject property is occupied by owner. xxdamage or repairs have been found.

xxper note the interest rate is x.xxx% and P&I is $xxxx.xx and as per modification tape data the modification was done in xx/xx/xxxx with mod starts on xx/xx/xxxx and mod stated maturity date is xx/xx/xxxx.xxper payment history the interest rate is x.xxx% and P&I is $xxx.xx. xxthe modification document is missing from the loan file.
xx: xxforeclosure was initiated. xxfile was referred to attorney is unable to determine. xxforeclosure complaint was filed on xx/xx/xxxx which is located in xx# xx xxno further details have been found.
xx: xx	xxper note the interest rate is x.xxx% and P&I is $xxxx.xx and as per modification tape data the modification was done in xx/xx/xxxx with mod starts on xx/xx/xxxx and mod stated maturity date is xx/xx/xxxx.xxper payment history the interest rate is x.xxx% and P&I is $xxx.xx. xxthe modification document is missing from the loan file.	Credit Report Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the IL state. The following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77429631	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/11/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,095.26	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/23/2016	xx	$90,256.20	2.000%	$637.74	01/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment is incomplete as the current assignment of mortgage is with "xx" instead of "or xx".
xxactive judgments or liens have been found.	xx: xxloan is in collection and borrower is x month delinquent with the payment.
xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

xx:
xxper the comment dated xx/xx/xxxx, the reason for default is illness of borrower family member.
xxper the comment dated xx/xx/xxxx, the servicer provided a x-month trial payment plan to the borrower, and it began on xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the loan was modified on xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxmonthly P&I is $x,xxx.xx with an interest rate of x.xxx% beginning on xx/xx/xxxx and a maturity date of xx/xx/xxxx.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, in which an interest bearing balance is xxand deferred balance is xx.
																																																																																		xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87552700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.81	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx .xx junior or senior judgments/liens/mortgages:
x. xxis an active junior federal tax lien available in the updated title report against xx and xxin the amount of $x,xxx.xx in favor of "xxof the xx - xx" and it was recorded on xx/xx/xxxx.

x.xxis an active junior state tax lien available in the updated title report against xxW. xxand xxin the amount of $x,xxx.xx in favor of "xxof xxof the xxof xx" and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was not offered any resolution plan by servicer.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78844696	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,342.40	$1,903.23	6.125%	360	xx	xx	Conventional	Fixed	Refinance	77.353%	84.706%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/12/2020	xx	$76,164.61	3.875%	$817.77	02/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx.
xxchain of assignment has been completed.
xxis one senior mortgage active in the favor of MERS as nominee for xx, in the amount of xx, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx prior to subject mortgage. xx, through xxrecorded on xx/xx/xxxx the subject mortgage is in senior position.
xxis state tax lien against the borrower in favor of xxof xxrecorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxare multiple judgments against the borrower in favor of different plaintiffs for the total amount of xxwhich was recorded on different dates.
xxxnd installment of xxxx for combined tax is due in the amount of $x,xxx.xx, however, xst installment was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxrd and xth installment of combined taxes for the year xxxx is paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxto servicing comments, the current status of the loan is collection.

xxper comment dated xx/xx/xxxx, the reason for default is reduction in income due to covid.

xxper comment dated xx/xx/xxxx, x months short term forbearance plan was approved which began from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.

xxper the modification agreement dated xx/xx/xxxx, the UPB is in the amount of xxwith deferred balance of xx. xxborrower promises to pay $xxx.xx with a modified interest of x.xxx% starting xx/xx/xxxx till xx/xx/xxxx. xxmodification do not have a xxprovision. xxloan was modified thrice since origination.

xxforeclosure activity was found.

xxto the PACER, the borrower xx, xx. and xxY. xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

																																																																																	xx: xx: xxto the PACER, the borrower xx, xx. and xxY. xxhad filed bankruptcy under chapter- x with the case# xx xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxper the modification agreement dated xx/xx/xxxx, the UPB is in the amount of xxwith deferred balance of xx. xxborrower promises to pay $xxx.xx with a modified interest of x.xxx% starting xx/xx/xxxx till xx/xx/xxxx. xxmodification do not have a xxprovision. xxloan was modified thrice since origination.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34519477	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$934.21	6.625%	360	xx	xx	Conventional	Fixed	Not Applicable	69.809%	69.809%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx., and it was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx. xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx & xx, and it was recorded on xx/xx/xxxx (xxreleased found). xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx & xx, and it was recorded on xx/xx/xxxx (xxreleased found). xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx & xx, and it was recorded on xx/xx/xxxx (xxreleased found). xxactive judgments or liens found xxany prior year taxes are delinquent as per updated title report.	xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxM. xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. xxforeclosure has been noted. xxcomment dated xx/xx/xxxx states that the loan was modified with new interest rate x.xx% and extended maturity xx/xx/xxxx. xxrepayment plan was started xx/xx/xxxx to xx/xx/xxxx for x months xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments
																																																																																	xx: xx: xxto the PACER, the debtor "xxM. xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42491845	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$963.22	7.000%	480	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/06/2018	xx	$49,099.44	4.500%	$515.04	12/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx-xxand xx’ in the amount of xxin favor of ‘xx, xx’ which was recorded on xx/xx/xxxx under xx# xx xxxxx/ xxx.
 xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xx	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.x% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xxand deferred balance is xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages repairs have been found in available collection comments.
xxsubject property is occupied by owner.
xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxout of this deferred balance is xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.x% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxout of this deferred balance is xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.x% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74268047	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.65	6.500%	Not Applicable	xx	xx	Conventional	Fixed	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx, N A.
xxchain of assignment has been completed.
xxis a senior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx and filed by xx, A xx, F.S.B.
xxtaxes have been paid.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxper comment dated xx/xx/xxxx, the forbearance plan has been extended for x months from xx/xx/xxxx to xx/xx/xxxx.

																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.	Credit Report	xx	x: Curable		* Missing credit report (Lvl x) "Credit Report Is Missing"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4361174	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,213.15	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	83.940%	83.940%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as foe xxof xx, N.A.
xxactive liens or judgment have been found.
xxxx-xxxx county xst tax has been paid on xx/xx/xxxx in the amount of $xxx.xx and xnd tax is due on xx/xx/xxxx in the amount of $xxx.xx.
xx	xx: xxloan is collection.
xxto the collection comment xxfor default is xxof income due covidxx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxand xxbankruptcy under chapter-x with the case # xx xx/xx/xxxx. xxlast filing date was xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xx% however, there is a different in P&I and rate of interest with respect to xxdata. xxthe modification is missing from the loan file.	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95260083	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,096.16	$1,494.99	6.625%	360	xx	xx	Fixed	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2016	xx	$35,402.34	2.000%	$527.81	06/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxa division of xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is delinquent and payments are x month delinquent. xxability seems low as struggling to make payment s but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xx: xx: xxfiled xx-x bankruptcy xx# xx xx/xx/xxxx. xxpetition filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.
xxmodification agreement was made between xxand xxand lender xxLLC on xx/xx/xxxx. xxnew modified rate is x% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.xxwill be changed in x steps.
Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "Subject property is in state of Ohio and requires following disclosures however the disclosures are missing from the loan file.
Equal Credit Availability Notice
																																																																																								Non-Deposit Insurance Disclosure"	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84259506	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$938.63	6.500%	360	xx	xx	Conventional	Fixed	Not Applicable	79.839%	79.839%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2018	xx	$44,521.78	3.500%	$402.44	06/01/2018	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxE. xxand xxS. xxand lender xxof xx, N.A., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxactive lien and judgment have been found on the updated title report.
xst instalments of county tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xnd instalments of county tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower is delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx the borrower reason for default is reduction in income due to covid-19.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41353915	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,010.25	6.500%	240	xx	xx	Conventional	Fixed	Not Applicable	79.706%	79.706%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxand xx’ which was recorded on xxx/xx/xxxx under instrument# xx / xxx in the favor of ‘xx, xx.’ with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxtaxes for xxxx (xst installment) have been delinquent in the amount of $xxx.xx.
xxprior delinquent taxes have been found.
xx	xx: xxevidences have been found regarding foreclosure process and bankruptcy case.
xxcomment dated xx/xx/xxxx shows that subject property is occupied by owner.
xxcomment dated xx/xx/xxxx shows that reason for default is covid-xx. xxfurther details have been found regarding covid-xx.
xxvisible damages have been found.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77305968	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,080.61	6.375%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2016	xx	$111,423.15	4.000%	$1,092.27	07/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx, xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis state tax lien against borrower in the favor of xxof xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xx	xx: xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, the reason for default is affected xx-xx.  xxx months forbearance plan was approved and the plan was begun on xx/xx/xxxx. xx, it is unable to confirm that the borrower was impacted by covid-xx or not.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97613563	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.21	6.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from  xx recorded on xx/xx/xxxx.
xxis municipal lien against the subject property in the favor of xxof reading for the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxis water/sewer/utilities lien against the subject property in the favor of  xxarea water authority for the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19. xxper the comment dated xx/xx/xxxx, the short term forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended for x months. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended for x months. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	xx	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10987110	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$293.85	6.375%	180	xx	xx	Conventional	Fixed	Refinance	43.590%	43.590%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/21/2018	xx	Not Applicable	6.375%	$82.24	05/01/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed.
xxare x state tax liens against the borrower in the total amount of $xxxx.xx which was recorded on different dates and filed by xxof xx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxL xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxL xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90196045	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$808.36	6.875%	360	xx	xx	Conventional	Fixed	Refinance	89.818%	89.818%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	634	Not Applicable	43.484%	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	$24,399.76	4.500%	$535.88	05/01/2019	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx LLC which was recorded on xx/xx/xxxx.

xx	xx: xxto the review of the servicing comments, the loan is in bankruptcy. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower  “xxM. xxand xxA. xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx, and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay the trustee in the amount of $xx.xx for the period of xx. xxcomment has been found indicating a cram-down.  xxlast filing date of bankruptcy was xx/xx/xxxx.

xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxand xx” and the lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx. xxlender had deferred the principal balance for the amount of xx. xx, the interest bearing amount is xx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in MS state. The following require state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Carbon Monoxide Alarms
																																																																																								x. MA Smoke Detector Certificate"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7253759	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,567.52	6.250%	360	xx	xx	Conventional	Fixed	Purchase	83.584%	83.584%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	730	Not Applicable	160.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx, and xx. xxand lender MERS as nominee for xx, LTD., which was recorded on xx/xx/xxxx. xxchain of assignment is complete the assignment of mortgage is currently with the “xx”.	xx	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x month. xxnext due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83605732	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.18	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	87.619%	87.619%	Full Documentation	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	633	Not Applicable	52.116%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for xx, xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xxLLC recorded on xx/xx/xxxx.
xxis credit card judgment against the borrower in the favor of xx. recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxper the comment dated xx/xx/xxxx, the foreclosure referral step-x has been completed. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19 and the reason for default is unemployed. xxper the comment dated xx/xx/xxxx, the forbearance plan has been approved for x months began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended for x months. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended for x months. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xxforeclosure was not initiated.
xxborrower did not file bankruptcy.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46495163	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$946.23	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Not Applicable	65.785%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated on xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in amount xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx. of xx. xxchain of assignment has been completed. xx, the subject mortgage is with xx recorded on xx/xx/xxxx. xxactive judgments and xxhave been found. xxxx annual a county tax has been paid in amount $x,xxx.xx. xxprior years delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in collections process. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85773180	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,249.07	8.500%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2015	xx	$133,221.30	4.125%	$1,384.68	11/01/2015	Financial Hardship	xxtitle report shows subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
one prior mortgage in the amount of xx, recorded on xx/xx/xxxx by lender, xxwas found on the title.
xxactive judgments or liens found.
xxtaxes of xxxx are due on xx/xx/xxxx in the amount of$xxxx.xx	xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD is due to xxxx impact and comment dated xx/xx/xxxx states that borrower wants to apply for FB plan.
xxevidence of active foreclosure was found.
xxevidence of damage was found.
																																																																																	xx: xx: xx	xx	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24497848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,022.62	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.339%	First	Final policy	Not Applicable	Not Applicable	04/01/2013	xx	Not Applicable	2.000%	$1,291.00	04/01/2013	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx, xx in the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxactive judgments or lien have been found against the borrower or subject property.
xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxxnd installment of xxfor xxxx/xxxx have been delinquent in the amount of $x,xxx.xx and payable through the date of xx/xx/xxxx.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xx. xxrate was started from x.xx% with P&I $x,xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $x,xxx.xx.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xx. xxrate was started from x.xx% with P&I $x,xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $x,xxx.xx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49529426	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,790.65	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	24.631%	First	Final policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	4.250%	$1,458.56	12/01/2017	Unavailable	xxtitle report shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xxare x IRS liens active against borrower, xxJ. xxin the total amount of xx.
xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.
xx	xx: xxis current and borrower is next due for xx/xx/xxxx payment.

xxcomment dated xx/xx/xxxx states that loan was in foreclosure. xx, no sale date was scheduled. xxfurther information was found.
xxevidence of damage or repair was found.

xx:
xxcomment dated xx/xx/xxxx states that loan was in foreclosure. xx, no sale date was scheduled. xxfurther information was found.
																																																																																	xx: xx	xx	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86466913	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$739.48	7.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xxA xx, recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xxLLC.
xx	xx: xxcurrent status is collection.
xxto the collection comment dated xx/xx/xxxx,the RFD is reduction in work hours.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69650885	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.71	6.625%	360	xx	xx	Conventional	Fixed	Refinance	59.613%	59.613%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.075%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx" instead of “xx.” xxassignment from xxLLC xxto xxLLC recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior years delinquent taxes found. xxactive judgment and liens found.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xxx plus days delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx . xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from x/xx/xx states that the payments are xxx plus days delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification.

  xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx . xxUPB reflects in the provided pay history is in the amount of xxand current interest rate   as per pay history is  x.xxx%.

xxbankruptcy filed by borrower.
xxdetails regarding foreclosure proceeding found in loan file.
xxdamage found on the subject property.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20442413	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,662.57	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	$61,698.38	4.000%	$832.62	05/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx, xx for the amount of xx. xxchain of assignment has been completed. xx, the assignment is with the xx, LLC which was recorded on xx/xx/xxxx.	xx	xx: xxborrower xxand xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed on x/xx/xx with the secured claim amount of xxand the arrearage is xx. xxD in voluntary petition states, the amount of claim without deducting value of collateral was xxand value of collateral that support this claim is xx. xx, the unsecured portion remained as $x.xx.

xxto the collection comment dated xx/xx/xxxx, the reason for default is xx.

xxinformation has been found regarding the foreclosure.
xxsubject property has been occupied by the owner. xxdamages or repairs have been found.
																																																																																	xx: xx: xxborrower xxand xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed on x/xx/xx with the secured claim amount of xxand the arrearage is xx. xxD in voluntary petition states, the amount of claim without deducting value of collateral was xxand value of collateral that support this claim is xx. xx, the unsecured portion remained as $x.xx.	xxloan modification agreement was made between borrower and lender xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90907571	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,834.49	6.625%	360	xx	xx	Conventional	Fixed	Refinance	68.214%	68.214%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2018	xx	$35,603.43	4.375%	$1,094.72	08/01/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx, xx.”
xxper updated title report document (xxxxx.pdf pg# xx there are x state tax liens against the borrower in the amount of xxin the favor of “xxof xx” & recorded on different dates.	xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxborrower promises to pay the new P&I in the amount of $x,xxx.xxwith the new fixed interest rate of x.xxx% beginning from xx/xx/xxxxto the maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9095678	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,185.02	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/31/2017	xx	Not Applicable	6.500%	$960.96	09/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxS xx (borrower) and (lender) xxa division of xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xxLLC.
xxare two HOA judgment liens active in the amount of $x in favor of LC xx, xx.

xxare two credit card judgments active in the total amount of $xxxx.xx in favor of xxLLC.
xxannual installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxcurrent ownership is vested in the name of xxS xx (borrower).

xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.	xx: xxreview of comment history shows that the borrower is current with the loan.

xxproperty is owner occupied. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx.xx, with the interest rate of x.x%.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx.
xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.x% with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis no deferred balance has been stated.
																																																																																			Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30750195	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,319.09	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2019	xx	Not Applicable	6.875%	$1,030.60	06/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xxKB xx, a xx, LLC series for the amount of xx.

xxactive liens or judgments have been found against the borrower/the subject property.

xxinstallments of county taxes of the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.

A second installment of county taxes of the year of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.

 xxprior year delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxxx.xx. xxUPB reflected in the latest payment history is in the amount of xx. xxP&I is $xxxx.xx and current interest rate is x.xxx%.	xx: xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxxx.xx. xxUPB reflected in the latest payment history is in the amount of xx. xxP&I is $xxxx.xx and current interest rate is x.xxx%.

xxwas not filed.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found.

																																																																																	xx: xx: xx	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $x,xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2849973	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$937.05	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	690	645	47.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxKB xx,
a xx, LLC series which was recorded on xx/xx/xxxx. xxassignment of mortgage is not completed. xxlast assignment should be with xx are x junior civil against the borrower. xxprior year delinquent taxes have been found.	xx: xxloan is in collections. xxto the collection comment dated xx/xx/xxxx, the borrower has been affected by COVID. x month FB plan is provided. xxloan has not been modified. xxfurther details have been found. xxFC & BK activity has been found. xxborrower is delinquent for x months and the next due date was xx/xx/xxxx. xxUPB reflected in the amount of xx. xxto determine the current condition and occupancy of property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59692771	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,448.53	6.875%	360	xx	xx	Conventional	Fixed	Refinance	88.200%	88.200%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	xx	$47,071.08	4.250%	$699.00	11/01/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx, xx for the amount of xx.

xxchain of assignment has been completed. xx, the assignment is with the xx which was recorded on xx/xx/xxxx.

xxliens and judgments have been found.
xxare two UCC liens against the borrower in the favor of xxI LLC for the amount of $x.xx which are recorded on xx/xx/xxxx and xx/xx/xxxx.
xxis civil judgment against the borrower in the favor of xxfor the amount of $x.xx which is recorded on xx/xx/xxxx.

xst and xnd county annual taxes of xxxx-xxxx have been paid in the amount of $ x,xxx.xx.

xx, any prior year delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxxx.xx. xxUPB reflected in the latest payment history is in the amount of xx. xxP&I is $xxx.xx and current interest rate is x.xxx%.	xx: xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxxx.xx. xxUPB reflected in the latest payment history is in the amount of xx. xxP&I is $xxx.xx and current interest rate is x.xxx%.

xxwas not filed.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found.

																																																																																	xx: xx: xx	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxbearing amount is xxand deferred balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx, which will get periodically changed in x steps till the maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
315946	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,815.28	6.625%	Not Applicable	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xx which was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed.
xxis an active HOA xxagainst the subject property in favor of "xx, xx.", in the amount $x,xxx.xx and recorded on xx/xx/xxxx.
xxis a state tax lien against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and filed by xxof xx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted. xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated reason for default is reduction in income.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45131505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,229.11	7.055%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	657	Not Applicable	38.105%	First	Short Form Policy	Not Applicable	Not Applicable	03/17/2018	xx	$74,127.73	3.375%	$857.12	04/01/2018	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx A division of xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxLLC”.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. plan was changed chapter-x to chapter xx on xx/xx/xxxx.  xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of xx.
xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for xx months.
xxis no foreclosure activity in the loan file/
xxpertaining damages are found against the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. plan was changed chapter-x to chapter xx on xx/xx/xxxx.  xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of xx.
																																																																																	xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for xx months.	xxmodification agreement was made between the borrowers “xxL xx” and servicer (xx) “xxLLC.” on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, and deferred balance amount is xxand remaining those balance in the amount of xxwhich is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90387687	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.31	6.750%	360	xx	xx	Conventional	Fixed	Refinance	89.000%	89.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	709	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxE. xx. & xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xxLLC D/B/A xx	xx	xx: xxreview of comment history shows that the loan is in collection.

xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found. xxreason for default is unable to be determined.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
208247	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,993.95	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	54.455%	54.455%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	541	Not Applicable	61.709%	First	Final policy	Not Applicable	Not Applicable	03/01/2017	xx	Not Applicable	2.000%	$919.99	03/01/2017	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xxLLC."

x. xxactive judgments or liens have been found.

x. xst installment of county taxes for the year xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx and the xnd installment is due for xx/xx/xxxx for the same amount.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx. xx, debtor was dismissed from the bankruptcy on xx/xx/xxxx and the case was closed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
																																																																																	xx: xx: xxto PACER xx, xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx. xx, debtor was dismissed from the bankruptcy on xx/xx/xxxx and the case was closed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "BWR income is $xxxx.xx and total expenses are $x,xxx.xx. DTI is xx.xx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91138149	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$358.21	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	656	658	18.605%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC D/B/A xx”, which was recorded on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is current under bankruptcy.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxper the PACER report, the borrower “xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxplan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx states the amount of secured claim is xxwith arrearage amount of $xxx.xx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxdate of last filing is xx/xx/xxxx.

																																																																																	xx: xx: xxper the PACER report, the borrower “xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxplan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx states the amount of secured claim is xxwith arrearage amount of $xxx.xx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxdate of last filing is xx/xx/xxxx.	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48661975	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.57	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	784	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2013	xx	$14,099.72	2.000%	$514.82	09/01/2013	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxLLC D/B/A xx. xxand xx”. xxtaxes for the year of xxxx are paid in the amount $x,xxx.xx. xxdelinquent taxes are found.
xxis no active liens and judgment found against the subject property.	xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from xx months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from xx months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx. xxmodification agreement was made between the borrowers “xx” and servicer (xx) “xxLLC” on xx/xx/xxxx. xxrate will be changed in x steps.  xxthe last step of modification due on xx/xx/xxxx, xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, and deferred balance amount is xxand remaining those balance in the amount of xxwhich is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx. xxis no foreclosure activity in the loan file and no bankruptcy filed by borrower.
xxpertaining damages are found against the subject property.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrowers “xx” and servicer (xx) “xxLLC” on xx/xx/xxxx. xxrate will be changed in x steps. xxthe last step of modification due on xx/xx/xxxx, xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, and deferred balance amount is xxand remaining those balance in the amount of xxwhich is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60170292	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,558.48	6.625%	Not Applicable	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	691	Not Applicable	42.265%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC D/B/A xx”, which was recorded on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38644347	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,578.13	$2,214.71	6.250%	360	xx	xx	Conventional	Fixed	Refinance	86.571%	86.571%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	19.345%	First	Final policy	Not Applicable	Not Applicable	03/13/2019	xx	Not Applicable	4.875%	$1,441.11	04/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.
xxof assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure and bankruptcy have been found.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

																																																																																	xx: xx: xx	xxmodification agreement was signed between the borrower xxD. xx & xxT. xxand the lender xx, LLC on xx/xx/xxxx. xxUPB is xx. xxborrower promises to pay P&I in the amount of $x,xxx.xx with an interest rate of x.xxxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49196825	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	5.875%	360	xx	xx	Conventional	ARM	Refinance	51.132%	51.132%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3345145	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$130.21	6.250%	360	xx	xx	Conventional	Fixed	Refinance	78.909%	78.909%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	586	617	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, A xxof xxN.A.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxare x civil judgments against the borrower.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

																																																																																	xx: xx: xx	xxagreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39587136	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$994.38	6.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	First	Unavailable	Not Applicable	Not Applicable	07/22/2017	xx	Not Applicable	6.250%	$800.11	09/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxLLC D/B/A xx. xxand xx”.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is performing.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.
xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for xx months. xxcase is active.
xxis no foreclosure activity in the loan file. xxpertaining damages are found against the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.
																																																																																	xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for xx months. xxcase is active.	xxmodification agreement was made between the borrowers “xx” and servicer (xx) “xxLLC.” on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47590038	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$913.97	6.375%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS a nominee for xx, xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xx	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and interest rate is x.xx%. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-19 and laid off from work. xxfurther details have been found.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and interest rate is x.xx%. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67807776	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.50	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	74.497%	74.497%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/05/2018	xx	Not Applicable	6.370%	$692.46	07/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx.
xxchain of assignment has been completed. xxthe assignment is with xxLLC D/B/A xxand which was recorded on xx/xx/xxxx.
xxactive judgments or liens found against the property/borrower.
xxfor the year of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year’s delinquent taxes have been found.
xx (xx) as of dated xx/xx/xxxx shows the borrower has been the delinquent for + xx days. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is currently in the xxand the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xx % and P&I is $xxx.xx. xxdated xx/xx/xxxx shows the xxof xxis out of work due to xx-xx. xxmodification agreement was made between the xx (the xx) and xxLLC (the xx) on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx and that was beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. BPO report dated xx/xx/xxxx located on “xx” states, the subject property has been owner occupied. xxand repairs has not reflected in the BPO report. xxcomment pertaining damage to the subject property has been observed.
																																																																																	xx: xx: xx	xxmodification agreement was made between the xx (the xx) and xxLLC (the xx) on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx and that was beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96834947	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower hours got cut. xxis looking for assistance. xxfurther details found.

																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxxx% and a maturity date of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I and rate with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89385441	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$893.33	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	Not Applicable	4.000%	$499.47	10/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for countrywide bank which was recorded on xx/xx/xxxx.
xxchain of the assignment is incomplete.
xxis no active judgment and liens have been found. xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
xx: xx: xx	xxloan modification agreement was made between the borrower xxand the lender xxLLC on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.
																																																																																			Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2628210	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.46	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	89.806%	89.806%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.	xx: xxper the payment history borrower is not delinquent. xxto collection comment history borrower is not impacted by the COVID and there are no property damages. xxdated xx/xx/xxxx shows that forbearance plan extension was completed further details are mentioned in collection comments.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3201764	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.56	6.875%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich is recorded on xx/xx/xxxx. xxchain of assignment is complete as the current assignment is with “xxLLC D/B/A xx. xxand xx”. xxtaxes for the year of xxxx are paid in the amount $x,xxx.xx.		xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection. xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2004923	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.95	6.125%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as for xx, xx.
xxis a xx, is in the favor of  xxof xx, N.A., in the amount of xxrecorded on xx/xx/xxxx.
xxtitle report as of xx/xx/xxxx shows there is xxlien in the favor of xxof xxrecorded on xx/xx/xxxx in the amount of $xxxx.xx.
xxxx county annual tax has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xx	xx: xxloan is collection.
xxto the collection comment xxfor default is financial set back.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with amount xxand arrearage $xxxx.xx. xxlast filing date wax/x/xxxx. xxplan was confirmed on xx/xx/xxxx.xxplan was terminated on x/x/xxx.	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xx% however, there is a different in P&I and rate of interest with respect to xxdata. xxthe modification is missing from the loan file.	Credit Report Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing form the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing" * Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7210443	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.89	6.500%	360	xx	xx	Conventional	Fixed	Refinance	68.000%	68.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/01/2017	xx	Not Applicable	6.500%	$655.11	06/01/2017	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxLLC”.
xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection.
xxis delinquent from x month with the loan. xxis no foreclosure activity in the loan file and no bankruptcy filed by borrower. xxpertaining damages are found against the subject property.
																																																																																	xx: xx: xx	xxmodification agreement was made between the borrowers “xx” and servicer (xx) “xxLLC.” on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8295099	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$743.19	7.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as foe xxof xx, N.A.
xxactive liens or judgment have been found.
xxxx county xst tax has been paid on xx/xx/xxxx in the amount of $xxx.xx and xnd tax is due on xx/xx/xxxx in the amount of $xxx.xx.
xx	xx: xxloan is collection.
xxto the collection comment xxfor default is xxof xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxbankruptcy under chapter-xx with the case # xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with amount xxand arrearage $x.xx. xxlast filing date was xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of x/x/xxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx% however, there is a different in P&I and rate of interest with respect to xxdata. xxthe modification is missing from the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53331662	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,081.24	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	715	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2017	xx	$46,388.26	3.500%	$1,138.93	10/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxof xx, NA which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
																																																																															xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx.	xx: xxis in performing status. xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15230442	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$364.08	6.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.441%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxof xx, N.A.
xxchain of assignment has been completed.
xxis a civil judgment against the borrower in favor of xxSPV I LLC as xxof xxNA in the amount of $x,xxx.xx.
xxannual installment of combined taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx	xx: xxto servicing comments, the current status of the loan is collection.

xxper comment dated xx/xx/xxxx, the reason for default is xx.

xxper comment dated xx/xx/xxxx, the subject property is occupied by tenant. xxcomments pertaining damage to the property were observed.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72174265	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$542.71	7.000%	240	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/x/xxx. xxloan is in delinquency for x month.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/x/xxx. xxloan is in delinquency for x month.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68035970	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.41	7.375%	360	xx	xx	Conventional	Fixed	Refinance	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/18/2018	xx	Not Applicable	7.375%	$414.12	08/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx which was recorded on xx/xx/xxxx. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxbankruptcy has been filed.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74068836	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$360.46	7.000%	300	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	0.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxclaimable active judgments or liens have been found.	xx	xx: xxper servicing comments the loan is in collections. xxevidences are available regarding foreclosure and bankruptcy.
xxper comment on xx/xx/xxxx, borrower’s income had been impacted due to xx-xx. xxborrower stated his RFD as curtailment of income. xxshort term forbearance was approved.
																																																																																	xx: xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21748274	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.39	6.125%	360	xx	xx	Conventional	Fixed	Purchase	84.105%	84.105%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xxof xx, N.A., recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xxLLC.

x.xxis a junior mortgage active against property in the favor of “xxof xx, N.A ”, originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx# xx
xx	xx: xxcurrent status is collection.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding COVID-xx.

																																																																																	xx: xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69261264	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$768.42	7.000%	360	xx	xx	Conventional	Fixed	Refinance	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxassignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx, xx. xxshould be with xxLLC.
xxis a judgment against the borrower xxin the favor of xxfor the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.

xx: xxcollection comment as of xx/xx/xxxx shows that the loan is in collection. xxper the review of the payment history as of xx/xx/xxxx, the borrower has been delinquent for x month and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxto the PACER, the borrower xx, xxE. and xx, xxE. had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxto the collection comment dated xx/xx/xxxx, states that x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx. xxper the latest collection comment dated xx/xx/xxxx, the forbearance plan extension has been approved by the servicer for x months from xx/xx/xxxx to xx/xx/xxxx.
xxto the collection comment dated xx/xx/xxxx, the subject property is owner occupied. xxare no comments found related to the subject property condition.

xx: xx: xxto the PACER, the borrower xx, xxE. and xx, xxE. had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xx, xx on xx/xx/xxxx with its POC amount as xxwith its arrearage amount of $x,xxx.xx. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram down. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxis xxrate mortgage with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxper the xxdata the original P&I is $xxx.xx and an interest rate of x.xxxxx %.xxper payment history is $xxx.xx and rate of interest is x.xxx %; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification.
xxper the tape data the loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.
																																																																																			Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56893146	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.66	6.250%	360	xx	xx	Conventional	Fixed	Refinance	77.533%	77.533%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xxLLC.
xx	xx: xxcurrent status is collection.
xxto the collection comment dated xx/xx/xxxx, the  borrower income has been affected by  covid-19.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xx .
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xxt the collection comment dated xx/xx/xxxx,the FC sale date is xx/xx/xxxx.xxthe foreclosure was initiated in xxxx.xxthe foreclosure action is stop due to loan reinstatement.xxno details has been regarding foreclosure in the latest collection comment.
																																																																																	xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84365889	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,070.39	5.875%	361	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	670	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/01/2017	xx	$83,167.85	3.500%	$935.55	03/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xx	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-19 and laid off from work. xxfurther details have been found.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81420617	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.93	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	65.479%	65.479%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx, also known as xxand lender MERS as nominee for xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xxLLC, its successors and assigns”.
xxis an active state tax lien against the xxin the amount of $ x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxof xx. xxsupporting document is attached with the updated title report but the SSN# xx xxis not available on it to verify whether this lien is against the borrower or not.
xx	xx: xxsubject loan is in performing/ xxof the collection comments states that the borrower has been performing and the next due date is xx/xx/xxxx.
xxper collection comments the subject property has been occupied by the owner and is in average condition xxper comment dated xx/xx/xxxx the borrower has been affected by the COVID-xx.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date the P&I is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32815909	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,078.03	6.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx.
xxof assignment has been completed. xx, the mortgage is with xxLLC. which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xx	xx:
xxloan is currently in collections and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found.
xxper the comment dated xx/xx/xxxx, the borrower’s income was impacted by xx. xxx months FB plan was offered. xxwas again extended till xx/xx/xxxx.
 xxrepairs and damages have been found.

																																																																																	xx: xx: xx	xxis xxfixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9984141	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,038.48	6.000%	360	xx	xx	Conventional	Fixed	Purchase	69.388%	69.388%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	Not Applicable	6.000%	$1,692.00	10/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxxx with lender MERS as nominee for GAMC xxLLC and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx, LLC.
xxare x civil judgments recorded on different dated with different plaintiff’s for the total amount of xx.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xx	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history for the amount of xx. xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxcomments have been found regarding the income impacted due to covid-19.
																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xxLLC and the borrower xxand xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxxx.xx with an interest rate of x.xxx. xxmodification does not contain balloon payment.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32379108	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$597.30	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as xxfor xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed.
xxsubject mortgage is at first lien position.
xxis one junior judgment against the borrower for the amount of xxrecorded on xx/xx/xxxx.
xxprior years delinquent taxes have been found.

xx	xx: xxloan is in collection.
xxloan was originated on xx/xx/xxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxsellers tape data shows that the loan was modified with fixed amortization on xx/xx/xxxx. xxthe loan xx/ AOT/ COT is missing from the loan file.
xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xx: xx	xxloan was originated on xx/xx/xxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxsellers tape data shows that the loan was modified with fixed amortization on xx/xx/xxxx. xxthe loan xx/ AOT/ COT is missing from the loan file.

																																																																																			Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50473691	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/08/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$868.16	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/18/2015	xx	$0.00	4.250%	$563.35	05/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx, LLC with xx# xx xxchain of assignment has been completed; currently the assignment is with xxLLC
D/B/A xx, its xxand xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the servicer provided xx months forbearance plan to the borrower that was started from xx/xx/xxxx to xx/xx/xxxx.
xxevidence has been found regarding damage or repairs in the latest servicing comments

																																																																																	xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no principal forgiven amount and deferred balance.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18467017	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,275.47	6.750%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	12.223%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as for xx, xx. xxare xx HOA liens in the favor of xxat xx ., recorded on xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,xx/xx/xxxx,and xx/xx/xxxx , totally in the amount of xx.
xxtitle report as of xx/xx/xxxx shows there are two IRS line in the favor of xxof xxrecorded on x/xx/xxxxand xx/xx/xxxx in the amount of xx.
xxxx county annual tax has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
 xxtitle report as of xx/xx/xxxx shows there are two IRS line in the favor of xxof xxrecorded on x/xx/xxxxand xx/xx/xxxx in the amount of xx.
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is unavailable.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date ofx/x/xxxx. xxP&I as per payment history is the $xxx.xxand rate of interest is x.xx.xx% however, there is a different in P&I and rate of interest with respect to xxdata. xxthe modification is missing from the loan file.

																																																																																			Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45357114	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$548.88	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	55.674%	55.674%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxxand was recorded on xx/xx/xxxx in the amount of xxwith the lender “xxxx” with xx# xx xxchain of assignment has been completed.

xxare x water/sewer liens active against the subject property in the total amount of $x,xxx.xx with the same lender “xxof xx” recorded on different dates.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x moth delinquent with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

xxcollection comment dated xx/xx/xxxx states that the borrower had loss of income. xx, unable to confirm exactly it was due to xx-xx or not.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38721585	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$548.12	8.000%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	608	578	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

there is one DOJ lien found pending against the borrower xxC. xx, recorded on xx/xx/xxxx in the amount of xxwhich is in the favor of xxof xx. xxSSN# xx match with the borrower and the property address is xxxxx xxxxxx, xx, MO xxxxx.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.
xxforeclosure has been noted.

xxbankruptcy has been filed.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments

																																																																																	xx: xx: xx	xxmortgage is on second lien position. xxtitle report dated xx/xx/xxxx shows that there is one DOJ lien found pending against the borrower xxC. xx, recorded on xx/xx/xxxx in the amount of xxwhich is in the favor of xxof xx. xxSSN# xx match with the borrower and the property address is xxxxx xxxxxx, xx, MO xxxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraiser report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52309903	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,248.17	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	656	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2012	xx	$45,874.00	2.000%	$492.48	02/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxa division of xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xxLLC which was recorded on xx/xx/xxxx.

xxis a civil judgment against the borrower in the favor of xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xxis a credit card judgment against the borrower in the favor of xx as assignee for xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxper the collection comment dated xx/xx/xxxx states the reason for default is unemployment and the borrower’s income impacted by covid-19 pandemic. xxservicer offered x months RPP plan however the borrower had declined the offer. xxfurther proceedings found. xxcollection comment dated xx/xx/xxxx states the subject property had some damages. xx, the estimated cost of repairs and nature of damage is unable to be determined.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xxF. xx (xx) and xxLLC (xx) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxamount of xxfrom the new principal balance is deferred and an interest bearing principal balance is xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx%. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxloan modification has x-step amortization.	Mortgage Insurance	xx	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "This loan is originated as conventional on xx/xx/xxxx. LTV exceeds more than xx% the lender requires a mortgage insurance certificate. However, the MI certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90358855	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,088.54	$1,527.64	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	57.895%	57.895%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	17.775%	First	Final policy	Not Applicable	Not Applicable	11/01/2011	xx	Not Applicable	5.000%	$1,101.36	12/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in amount xxwith the lender MERS as nominee for xxA xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxlast assignment was done from xx which was recorded on xx/xx/xxxx.
xxis xxcard judgment in amount $x,xxx.xx in favor of xxrecorded on dated xx/xx/xxxx.
xxis xxjudgment in amount xxin favor of xxof xxrecorded on dated xx/xx/xxxx.
xxxx xst installment county taxes has been due in amount $x,xxx.xx due dated xx/xx/xxxx.
xxxx xnd installment county taxes has been due in amount $x,xxx.xx due dated xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xx (borrower) and xxof xx, N.A. on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure activity has been found. xxto PACER, xxborrower (xxM xx) had filed the bankruptcy under chapter x with the xx # xx dated xx/xx/xxxx. xxborrower was discharged on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xxto PACER, xxborrower (xxM xx) had filed the bankruptcy under chapter x with the xx # xx dated xx/xx/xxxx. xxborrower was discharged on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto PACER, xxborrower (xxM xx) had filed the bankruptcy under chapter x with the xx # xx dated xx/xx/xxxx. xxborrower was discharged on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.	xxloan modification agreement was made between xx (borrower) and xxof xx, N.A. on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93947347	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,484.26	6.250%	300	xx	xx	Conventional	Fixed	Cash Out	50.562%	50.562%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx, xx in the amount of $xxx,xx.xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis one xxagainst the name of borrower in the amount of $xxx.xx in favor of xxof xxwhich was recorded on xx/xx/xxxx. xxsubject property is located in xx. xxis risk that property can be getting foreclosed due to above unpaid lien. xxcan be cured if above unpaid lien paid in full with unpaid interest and late charges.

xxis one IRS xxagainst the name of borrower in the amount of xxin favor of IRS/USA which was recorded on xx/xx/xxxx.

xxis one xxof lis pendens which was recorded on xx/xx/xxxx in favor of xxand xx. xxforeclosure proceedings were initiated against the subject property. xxthe time of foreclosure proceedings, the subject mortgage holder was “xx, xx” but the xxof xxnot served to the subject creditor. xxmore details are available. xxfurther investigation.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxcomment dated xx/xx/xxxx stated that borrower has been impacted by xx-xx and requested x months forbearance plan which was approved and begun from xx/xx/xxxx. xxper comment dated xx/xx/xxxx the FB plan extended till xx/xx/xxxx. xxfurther details have been found.
																																																																																	xx: xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report at origination is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89793843	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	12/09/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,567.54	6.250%	360	xx	xx	Conventional	Fixed	Purchase	73.688%	73.688%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with xx. xx/xxlien (xxof xxfor xx) is on the subject property held by " HHG xx." in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx , xx/xx/xxxx and xx/xx/xxxx. xxsubject property is located in xx (xxlien state). xxcan be possibility of foreclosure due to this unpaid non mortgage lien. xxactive IRS lien by plaintiff “xx” on subject mortgage in the amount of xxwhich is recorded on xx/xx/xxxx, xx/xx/xxxx. xxby plaintiff “xxof xx.” on subject mortgage in the amount of xxwhich is recorded on xx/xx/xxxx and xx/xx/xxxx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection.
xxis delinquent from x month with the loan. xxwas initiated and referred to attorney on xx/xx/xxxx. xxstatus date was change from xx/xx/xxxx to xx/xx/xxxx as per comment dated xx/xx/xxxx. xxany foreclosure sale until after xx/xx/xxxx. xxfurther details was found regarding current status of foreclosure. xxbankruptcy filed by borrower and no pertaining damages are found against the subject property.
xx: xxwas initiated and referred to attorney on xx/xx/xxxx. xxstatus date was change from xx/xx/xxxx to xx/xx/xxxx as per comment dated xx/xx/xxxx. xxany foreclosure sale until after xx/xx/xxxx. xxfurther details was found regarding current status of foreclosure.
																																																																																	xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50161932	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,978.84	6.500%	480	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	542	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2018	xx	Not Applicable	3.500%	$1,228.53	11/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender CitiMortgage xx. which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxutility taxes for year of xxxx are delinquent in the amount of $x,xxx.xx.
xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower’s income has been impacted due to covid-19. xxfurther details have been found.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12299319	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$938.07	8.500%	360	xx	xx	Conventional	Fixed	Refinance	78.710%	78.710%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, A xxof xxof xx. xxchain of assignment is not completed as the subject mortgage is currently assigned to “xxLLC D/WA xx” instead of “xx.” xxactive judgments/liens have been found in the updated title report against the borrower/subject property. xxprior year delinquent taxes have been found in the updated title report	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

he foreclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx xxwas put on hold on xx/xx/xxxx. xxforeclosure sale was scheduled xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

xx: he foreclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx xxwas put on hold on xx/xx/xxxx. xxforeclosure sale was scheduled xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand the value of collateral is xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx
																																																																																		xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,292,020.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84876485	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,288.64	7.000%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/01/2017	xx	Not Applicable	4.125%	$1,613.01	11/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xxchain of assignment is not completed as the subject mortgage is currently assigned to “xxLLC” instead of “FNMA.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xnd installment of xxtaxes for xxxx are currently delinquent in the amount of $x,xxx.xx which were earlier due date is unavailable and are good through xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxto comment dated xx/xx/xxxx unable to refer foreclosure due to xx-xx xx.
xxforeclosure proceedings were initiated on the loan by referring it to xxin xxxx. xxwas put on hold on xx/xx/xxxx. xxforeclosure sale was scheduled. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxto comment dated xx/xx/xxxx unable to refer foreclosure due to xx-xx xx.
xxforeclosure proceedings were initiated on the loan by referring it to xxin xxxx. xxwas put on hold on xx/xx/xxxx. xxforeclosure sale was scheduled. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx
																																																																																	xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand the value of collateral is xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xxdebtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74539154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$685.89	6.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxW. xxand xxA. xx’ in the amount of xxin favor of ‘xx.’ which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxis junior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xxand xx’.
xxprior delinquent taxes have been found.
xxcombined taxes for xxxx have been paid off in the amount of $x,xxx.xx.
xxcombined taxes for xxxx have been paid off in the amount of $x,xxx.xx.
xx	xx:
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate x.xx% and P&I  $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages repairs have been found in available collection comments.
xxsubject property is occupied by owner.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62930243	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,621.99	6.875%	360	xx	xx	Conventional	Fixed	Purchase	98.762%	98.762%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, LLC (F/K/A xx, xx).
xxof assignment has been completed. xx, the mortgage is with xxLLC. which was recorded on xx/xx/xxxx.
xxis a judgment in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xx.
xxis a state tax lien in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of xxof xxof xx.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xst installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

																																																																																	xx: xx: xx	xxis xxfixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30055252	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$998.84	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Radian	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2019	xx	$37,935.97	4.000%	$544.15	02/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx with lender, xx, xx. for he amount of xxhas been active on the title. xxactive judgments or liens were found. xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.	xxhistory as of xx/xx/xxxx shows that loan has been delinquent since xx/xx/xxxx. xxpayment was made on xx/xx/xxxx for the amount of $xxx.xx. xxUPB is xxand interest rate is x.xx%.	xx: xxis in collection and borrower is next due for xx/xx/xxxx payment. xxcomment dated xx/xx/xxxx states RFD as payment dispute with prior servicer. xxevidence of active foreclosure was found. xxevidence of damage or repair was found.
xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xx. xxof new UPB, the amount of xxhas been deferred. xxbalance of xxto be paid with fixed interest at the rate of x.xx% by making P&I of $xxx.xx from xx/xx/xxxx till xx/xx/xxxx.	Credit Report Mortgage Insurance Origination Appraisal	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "Tape data states that loan is MI insured. However, MI certificate is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl x) "An appraisal is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32781586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.68	6.125%	Not Applicable	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xxLLC d/b/a xx” instead of “xx.”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxprior year delinquent taxes have been found in the updated title report.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings

xx: xx: xx	xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89410845	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,438.24	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	84.255%	84.255%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.511%	First	Final policy	Not Applicable	Not Applicable	07/01/2014	xx	$213,175.94	2.000%	$894.44	07/01/2014	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xx., in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxis due for xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxloan is currently in the xxand the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xx % and P&I is $x,xxx.xx. xxper the comments dated xx/xx/xxxx and xx/xx/xxxx, the reason for default is borrower is not able to work and unable to make payment due to covid-19. xx “xx” had filed for bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxfiled on xx/xx/xxxx. xxbankruptcy case was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx. xxper MOD tape data loan was modified on xx/xx/xxxx. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. BPO report dated xx/xx/xxxx located on xx states the subject property is xxand in average condition. xxcomment pertaining damage to the subject property has been observed.
																																																																																	xx: xx: xx “xx” had filed for bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxfiled on xx/xx/xxxx. xxbankruptcy case was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxper this step MOD terms, the borrower had given promise to pay his initial P&I in the total amount of $xxx.xx that was beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps and xxis ending at x.xx %.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1237452	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$643.02	8.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	642	Not Applicable	46.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xx which was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC D/B/A xx.
xxare two HOA lien against the subject property in the favor of xx. for the amount of $x.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxare x criminal judgment against the borrower in the favor of xxof NC for the total amount of $xxx.xx which was recorded on different dates.

xx	xx: xxloan is in the collection. xxis delinquent from xx month.
xxbankruptcy details have been found.
xxforeclosure activity has been found.
xxproperty is owner occupied. xxdamage and repairs have been found.
xxper the comment dated xx/xx/xxxx, the borrower impacted by covid-xx. xxplan has been approved for xx months which was started from xx/xx/xxxx. xxplan has been extended for xx months from xx/xx/xxxx to xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is loss of income due to flood in her store. xxfurther details have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94988586	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,339.51	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	60.484%	60.484%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	4.000%	$1,435.84	06/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.” xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $x,xxx.xx. xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97088221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$531.58	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	Not Applicable	52.006%	First	Unavailable	Not Applicable	Not Applicable	11/01/2019	xx	Not Applicable	7.000%	$422.29	11/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been found.
xxactive judgments or liens found.
xxprior year delinquent taxes have been found.	xx	xx: xxper the review of the servicing comments, currently, the loan is in performing.
xxper the comment dated xx/xx/xxxx, the reason for default is reduction in income. xxborrower has been impacted by covid-xx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxand (xx) xxLLC, on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxand (xx) xxLLC, on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19220560	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.75	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	43.844%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, LLC.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx, LLC.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior hospital lien available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xx. and it was recorded on xx/xx/xxxx.
x. xxis an active junior hospital lien available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xx and it was recorded on xx/xx/xxxx.
x. xxis an active junior hospital lien available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xx, xx. and it was recorded on xx/xx/xxxx and xx/xx/xxxx.

xxannual xxtaxes for xxxx have been due in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84054087	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,228.89	6.125%	360	xx	xx	Conventional	Fixed	Refinance	89.491%	89.491%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx, LLC.
xxchain of assignment is complete.
xxare two HOA liens open against the subject property in the total amount of $xxxx.xx held by xxof xx, xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.
xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x month.
xxto the comment dated xx/xx/xxxx there is dispute on mortgage outstanding payments. xxborrower has made two payments on feb-xxxx months but they are not applied on borrower’s account. xxfurther information has been found.

																																																																																	xx: xx: xx	xxconventional fixed rate loan was originated on xx/xx/xxxx with fixed interest at the rate of x.xxxx% and P&I in the amount of $x,xxx.xx however latest pay history shows current interest rate that is x.xxx% and P&I in the amount of $xxx.xx. xxtape data shows the loan has been modified on xx/xx/xxxx. xxshows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15569895	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.43	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	75.909%	75.909%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2013	xx	Not Applicable	7.375%	$1,090.30	03/01/2013	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xxbank, xx in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with NewRez LLC D/B/A xxwhich was recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xx	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxP. xxand xx (borrowers) and xxof xx, N.A. on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was a xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	xxloan modification agreement was made between xxP. xxand xx (borrowers) and xxof xx, N.A. on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97154439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$411.35	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4.000%	$244.32	04/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, xx, recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xxLLC
D/B/A xx.
xxmortgages, liens and judgments are found against borrower and property is as follows:
x.xxare two xxcard judgments active against borrower “xx” in the favor of same plaintiff “xx”, which were recorded on different dated xx/xx/xxxx and xx/xx/xxxx total in the amount of $xxx.xx.
xxxnd installment of xxtaxes for the year of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.	xx	xx: xxcurrent status is collection.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding COVID-xx.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $xxx.xx and PITI is $xxx.xx and the rate of interest is x.xx % xx, there is an decreased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58074439	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.40	6.125%	360	xx	xx	Conventional	Fixed	Refinance	60.060%	60.060%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxLLC and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxstated that he lost his job due to xx-xx. xxfurther details have been found.
xx, the borrower had filed bankruptcy on xx/xx/xxxx with the case# xx this case was discharged in xxxx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90747349	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,335.08	6.375%	360	xx	xx	Conventional	Fixed	Purchase	74.095%	74.095%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	2.000%	Unavailable	03/01/2014	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
x) xxis a real estate tax lien open against the property in the favor of xxof xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
x) xxis a civil judgment open against the borrower in the favor of xx in the amount of x,xxx.xx which was recorded on xx/xx/xxxx.
x) xxis a civil judgment open against the borrower in the favor of xx  in the amount of xxx.xx which was recorded on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months.
xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
																																																																																	xx: xx: xx	xxper conventional interest only xxinterest rate was x.xxx% and P&I was $x,xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xxand interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77990676	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,215.32	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2020	xx	Not Applicable	4.500%	$811.23	02/01/2020	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xxof xxand was recorded on xx/xx/xxxx with xx# xx xxxxxxxxxxx in the amount of xx.
xxof the assignment is complete.
xxactive judgments or liens found.
xxcombined annual taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior delinquency taxes are found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is collection.
xxto the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is death in family / expenses.
xxper collection comment xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xxper PACER report, the borrower xxfiled bankruptcy chapter-x with case # xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and fully terminate on xx/xx/xxxx.	xxmodification agreement made between borrower xxand NewRez LLC D/B/A xxas xxin xxLLC (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81489749	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$822.64	6.500%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, LLC, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xxLLC d/b/a xxon xx/xx/xxxx. xxshould be assigned with xx.

xxis one civil judgment open against the borrower in the amount of xxwith xxwhich was recorded on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxand xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed.

xxforeclosure has been noted.
xxper the comment dated xx/xx/xxxx, the reason for default is unemployment of borrower. xxfurther details have been found.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xxto the PACER, the debtor "xxand xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed.
																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70657948	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,993.78	$2,770.59	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/12/2017	xx	$45,495.59	4.125%	$1,572.14	11/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxA xxof xx.
xxchain of assignment has been completed.
xxis a civil judgment against the borrower in favor of xxSPV I, LLC recorded on xx/xx/xxxx in the amount of xx.
xxxnd installment of xxxx-xxxx for school tax is due in the amount of $x,xxx.xx, however, xst installment was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxnd installment of xxxx for county tax is due in the amount of $x,xxx.xx, however, xst installment was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxto servicing comments, the current status of the loan is performing.

xxcomments pertaining damage to the property were observed.

xxper the modification agreement dated xx/xx/xxxx, the UPB is in the amount of xxwith deferred balance of xx. xxborrower promises to pay $x,xxx.xx with a modified interest of x.xxx % starting xx/xx/xxxx till xx/xx/xxxx. xxmodification do not have a xxprovision. xxloan was modified once since origination.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

																																																																																	xx: xx: xx	xxper the modification agreement dated xx/xx/xxxx, the UPB is in the amount of xxwith deferred balance of xx. xxborrower promises to pay $x,xxx.xx with a modified interest of x.xxx % starting xx/xx/xxxx till xx/xx/xxxx. xxmodification do not have a xxprovision. xxloan was modified once since origination.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63687755	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,351.65	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/28/2019	xx	$80,064.28	4.000%	$780.78	02/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for MLD xx, xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxassignment is missing from xx. xxloan is currently the assignment with xxLLC on xx/xx/xxxx. xxshould be assigned with FNMA.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.
xxforeclosure has been noted.
xxbankruptcy has been filed.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77628349	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,182.72	6.250%	360	xx	xx	Conventional	Fixed	Refinance	91.839%	91.839%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is completed as the subject mortgage is currently assigned to "xx, LLC."

x. xxis an active junior mortgage is available against the subject property in the amount of xxin favor of "xx, a xxnonprofit public benefit corporation" and it was recorded on xx/xx/xxxx.	xx: xxloan is currently in delinquency for x month.

xxreason for default as per comment dated xx/xx/xxxx is "within grace period". xxsubject property is currently owner occupied without any visible damages.

xxevidences of active foreclosure have been found.

xxto PACER xx, xxL.xxand xxA. xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xx, debtors were discharged from the bankruptcy on xx/xx/xxxx and the case was closed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
xx: xx: xxto PACER xx, xxL.xxand xxA. xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xx, debtors were discharged from the bankruptcy on xx/xx/xxxx and the case was closed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84383190	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.58	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, N.A. which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxactive liens and judgments have been found.
xx	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdebtor had filed the chapter xx plan on xx/xx/xxxx which was confirmed on xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx. xxcase was dismissed on xx/xx/xxxx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been impacted by the covid-19 and laid off from work. xxfurther details have been found.
																																																																																	xx: xx: xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdebtor had filed the chapter xx plan on xx/xx/xxxx which was confirmed on xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx. xxcase was dismissed on xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and interest rate is x.xx%. xx, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9834006	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$910.81	6.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	50.285%	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	3.875%	$546.86	05/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xxof xx, N.A.
xxchain of assignment has been completed.
xxare multiple state tax liens against the borrower in the total amount of xxwhich was recorded on different dates and filed by xxof xxof xx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxper comment dated xx/xx/xxxx, the forbearance plan has been extended for x months from xx/xx/xxxx to xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxR xx, xxand xxA xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21054564	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$726.56	6.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx”.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx RFD of the loan is xxof xx.
xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

xx: xx: xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x,xxx.xx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5726006	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$661.30	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx,xx xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report in the amount of xxin favor of MERS as nominee for xxLLC and it was recorded on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as this is a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxforeclosure is initiated as per updated title report the lis pendens has been filed on xx/xx/xxxx and recorded on xx/xx/xxxx but no further information is available related to foreclosure in latest servicing comments. xxcomment dated on xx/xx/xxxx state that the borrower's income is impacted by xx-xx.
xx: xxforeclosure is initiated as per updated title report the lis pendens has been filed on xx/xx/xxxx and recorded on xx/xx/xxxx but no further information is available related to foreclosure in latest servicing comments.
																																																																																	xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx and debtor was discharged on xx/xx/xxxx also terminated on xx/xx/xxxx.POC was not filed.	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12296073	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.62	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	48.824%	48.824%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, xx” for the amount of xx. xxchain of assignment has not been completed. xxis gap in assignment from xx to xxof xx, N.A., successor by merger to xx, the assignment is from xxLLC recorded on xx/xx/xxxx. xxactive liens and judgments have been found against the borrower and subject property. xxannual taxes for the year of xxxx are exempt in the amount of $x.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified twice since origination. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxsubject property is unable to be determined. xxreason for default is borrower has deceased. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85736521	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,555.06	7.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xxof xx, xx. with xx# xx xxchain of assignment has been completed; currently the assignment is with xx, LLC.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in xx-xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the borrower filed bankruptcy on xx/xx/xxxx under chapter xx with case# xx xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $x.xx. xxxx plan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee the sum of $x,xxx.xx per month beginning xxxxxx and continuing for the remaining xx months of plan under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65073621	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$825.96	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/20/2017	xx	Not Applicable	6.875%	$687.43	12/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxof xx, N A. “xx” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete as the current assignment of mortgage is with "xx “instead of "or xx". xxcounty property tax for the year xxxx was paid on xx/xx/xxxx is in the amount of $xxx.xx. xxprior years delinquent taxes found. xxsenior mortgage are active on the title. xxwhich is recorded on xx/xx/xxxx is in the amount of xxwith the lander xxof xxN A.	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is in performing.
xxmodification agreement was made on xx/xx/xxxx in between borrower xxstokely  and  xx  (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx xxnew principal balance is xxthe maturity date is xx/xx/xxxx xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxthat as per latest comments dated xx/xx/xxxx the reason of default is medical issue.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower and xxfinancial LLC (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx xxnew principal balance is xxthe maturity date is xx/xx/xxxx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48321008	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,598.99	5.750%	360	xx	xx	Conventional	Fixed	Refinance	89.836%	89.836%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2018	xx	$53,408.56	3.375%	$884.46	11/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx xxxxx /xx.
xxchain of assignment has been completed. xxthe assignment is with xxLLC which was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xxwith an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xxwith an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxdocument attached with updated title located at “xx# xx shows that the foreclosure complaint was filed on xx/xx/xxxx.xxforeclosure judgment was entered on xx/xx/xxxx.
xxto the collection comments, the foreclosure judgment process have been closed due to the modification was made on xx/xx/xxxx.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx and the borrower states that the reason for default is lost job due to covidxx. xxto the collection comment xx/xx/xxxx, the x month’s forbearance plan was offered to the borrower and the plan started from xx/xx/xxxx to xx/xx/xxxx.  xxper the latest collection comment dated xx/xx/xxxx, the forbearance plan extension has been approved by the servicer for x months.
 xxare no comments found related to the subject property type and the condition.

xx: xxdocument attached with updated title located at “xx# xx shows that the foreclosure complaint was filed on xx/xx/xxxx.xxforeclosure judgment was entered on xx/xx/xxxx.
xxto the collection comments, the foreclosure judgment process have been closed due to the modification was made on xx/xx/xxxx.

																																																																																	xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance is xxout of which xxhas been deferred and the interest-bearing amount is xx. xxborrower promises to pay the monthly P&I of $xxx.xx with an interest rate x.xxx %; beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18352597	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$970.31	6.250%	240	xx	xx	Conventional	Fixed	Cash Out	68.077%	68.077%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2020	xx	Not Applicable	3.375%	$312.35	03/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xx, xx which was recorded on xx/xx/xxxx. xxis one civil judgment found in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18112198	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$954.25	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found.
xxxx xxtaxes has been paid in amount $x,xxx.xx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid xx. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xxto PACER, xxborrower (xxand xx) had filed the bankruptcy under chapter xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with secured claim amount of xxand the arrearage of xx. xxborrower was dismissed on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.	xxper note and current payment history P&I is same however modification tape data shows loan was modify on xx/xx/xxxx but modification is missing from the loan files.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51825367	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.35	6.250%	360	xx	xx	Conventional	Fixed	Refinance	88.101%	88.101%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2014	xx	$12,596.28	2.000%	$478.88	08/01/2014	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxsubject mortgage is at lower lien position as there are x xx/xxagainst the subject property in the amount of $x,xxx.xx in favor of xxof xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx. xxsubject property is located in xx which is super lien state. xxis risk that property can be getting foreclosed due to above unpaid liens. xxcan be cured if above unpaid liens paid in full with unpaid interest and late charges.

xxis one IRS/xxagainst the subject property in the amount of xxin favor of xxwhich was recorded on xx/xx/xxxx. xxsubject property is located in xx which is super lien state. xxis risk that property can be getting foreclosed due to above unpaid lien. xxcan be cured if above unpaid lien paid in full with unpaid interest and late charges.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal balance of xxhence the interest bearing amount is xx. xxrate was started from x.xx% with P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $xxx.xx.
																																																																																	xx: xx: xx	xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal balance of xxhence the interest bearing amount is xx. xxrate was started from x.xx% with P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $xxx.xx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98087563	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,549.83	5.875%	360	xx	xx	Conventional	Fixed	Refinance	65.500%	65.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2015	xx	Not Applicable	4.250%	$1,150.38	04/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.”
xxper updated title report (xxxxx.pdf pg# xx there is a ECB lien against the subject property in the amount of $xxx.xx in the favor of “xx” & recorded on xx/xx/xxxx. xxsubject borrower & subject property address is also mentioned on it.
xxis senior/prior xxavailable in the updated title report   in the amount ofxx in favor of “xx." and which was recorded on xx/xx/xxxx. xx, this prior mortgage is not showing in schedule-B of final xxas an exception.
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xx” and it was recorded on or xx/xx/xxxx.	xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $x,xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx.xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12855388	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$980.05	5.125%	360	xx	xx	Conventional	ARM	Cash Out	89.990%	89.990%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2014	xx	$177,581.81	2.000%	$427.13	05/01/2014	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment is complete.
xxare no active judgments and liens.
xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months.
xxto the comment dated xx/xx/xxxx the RFD is curtailment of xx. xxFB plan has been started from xx/xx/xxxx for x months.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.
xxborrower had also given the promise to pay the deferred balance in the amount of xxand the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80484888	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.74	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	06/29/2018	xx	Not Applicable	6.625%	$831.75	08/01/2018	Financial Hardship	xxtitle report shows that one notice of lien (xx/xx) is active on the property which was filed by xxof xxon xx/xx/xxxx under xx# xx xxsubject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title.
xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
xxcomment dated xx/xx/xxxx states RFD as loss of income due to xxxx and x months FB plan from xx/xx/xxxx to xx/xx/xxxx has been active.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61066176	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.97	5.375%	360	xx	xx	Conventional	Fixed	Not Applicable	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	05/17/2018	xx	Not Applicable	5.375%	$503.06	07/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has not been completed as the mortgage is currently with the current assignee xx .
xxactive judgments or lien have been found against the borrower or subject property.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxper comment dated xx/xx/xxxx borrower stated that she was laid off and could not make payment due to xx-xx pandemic. xxx months FB plan was approved which was begin from xx/xx/xxxx. xxlatest comment dated xx/xx/xxxx stated that RFD is unemployment due to xxand FB auto extension letter was sent. xxmore details are available.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xxx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80467027	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$901.73	6.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx” for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxis credit card judgment against the borrower in the favor of xxcenturion bank for the amount of $x,xxx.xx recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has been modified since origination. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxper the comment dated xx/xx/xxxx, the foreclosure referral step x has been completed. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.
xxper tape data, the loan has been modified on xx/xx/xxxx. xx, the modification is missing from the loan files.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26193731	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,701.23	6.250%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2014	xx	$17,380.66	2.000%	$856.67	10/01/2014	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xx-xxand lender MERS as nominee for xx, LLC, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “ xx”.
xxactive lien and judgment have been found on the updated title report.
xst installment of town tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of town tax for the year of xxxx-xx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxper comment dated xx/xx/xxxx the covid-19 FB plan has been extended for x months which starts from xx/xx/xxxx and end on xx/xx/xxxx.
																																																																																	xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which will change periodically which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17215530	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,618.79	6.000%	360	xx	xx	Conventional	Fixed	Refinance	67.500%	67.500%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as xxfor xx, xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx, LLC and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxare two active junior mortgages against the subject property which is held by “xx, ”, “xx. xx” for the total amount of xxand it was recorded on xx/xx/xxxx, xx/xx/xxxx.
xxare total three active junior federal tax liens against the borrower which is held by “xxof the xx-xx” for the total amount of xxand were recorded on different dates.
xxare two junior judgments against the borrower for the total amount of xxand was recorded on different dates.

xxprior years delinquent taxes have been found.
xx	xx: xxloan is in collection. xxloan was originated on xx/xx/xxxx with P&I of $xxxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxsellers tape data shows that the loan was modified on xx/xx/xxxx. xxthe loan xx/ AOT/ COT is missing from the loan file.
xxcomment dated xx/xx/xxxx shows that the reason for default is unemployment due to covid-19 hence the borrower is facing reduction in income. xxshort term forbearance plan was approved for x months starts from xx/xx/xxxx. xxforbearance plan auto extension notification was received by the borrower on xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan was originated on xx/xx/xxxx with P&I of $xxxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxsellers tape data shows that the loan was modified on xx/xx/xxxx. xxthe loan xx/ AOT/ COT is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70278729	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$889.31	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/04/2018	xx	Not Applicable	4.000%	$537.64	11/01/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xxof xx, which was recorded on xx/xx/xxxx in the amount of xx. xxof assignment has been completed as assignment is currently with the “xxLLC.”, however abstract note shows the assignment has missing document reference to the subject mortgage.	xx	xx: xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for + xx days. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx%. xxcurrent unpaid principal balance is in the amount of xx. xxdated xx/xx/xxxx states, borrower’s xx. called to the servicer and stated him that she was affected due to xx-xx and also she missed a few days of work. xxlatest comment found stating that the borrower’s income is impacted due to xx-xx. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxmodification agreement was made between xxand xxon xx/xx/xxxx. BPO report dated xx/xx/xxxx located on (xx) states the subject property is xxand in average condition. xxcomment pertaining damage to the subject property has been observed.
																																																																																	xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx that was beginning xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xxout of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54399907	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,516.56	7.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.”
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xx	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71276265	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.06	6.250%	180	xx	xx	Conventional	Fixed	Purchase	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/07/2013	xx	Not Applicable	6.250%	$332.23	07/01/2013	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx.
xxof assignment has not been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xnd installment taxes for the year of xxxx have been past due in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxpresent status of the loans is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxrepairs and damages have been found. xxcomments have been found stating the borrower’s income was impacted by xx.
xx: xx: xx	xxmodification agreement was signed between the borrower xxR. xxand the lender xx, LLC on xx/xx/xxxx. xxUPB is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing transfer is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "Home is affixed. An Appraisal Report at the origination located at “xxxxxxxxxx_xxxxxxxx pg# xx shows the type of subject property as a manufactured home with serial# xx However, the Affidavit of Affixation is located at” xxxxxxxxxx_xxxxxxxx pg# xx which states that the subject property is permanently affixed to the foundation."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84033887	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.38	6.000%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	768	Not Applicable	35.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxactive judgments or liens found.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx.

xxforeclosure has been noted.

xxBK has been filed.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89194402	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.66	6.250%	360	xx	xx	Conventional	Fixed	Refinance	78.222%	78.222%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2013	xx	Not Applicable	4.000%	$697.16	11/01/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xx. xxchain of assignment has been completed. xx, the assignment is with the xxLLC which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xx	xx: xxto the collection comment dated xx/xx/xxxx, the reason for default was unemployment.
xxborrower xxJ. xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxwas confirmed on xx/xx/xxxx xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxx,xxx.xx and the value of the collateral is xx. xx, the unsecured portion is $x.xxx.xxdebtor was discharged on xx/xx/xxxx.
xxsubject property has been occupied by the owner.
xxdamages or repairs have been found.
																																																																																	xx: xx: xxborrower xxJ. xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxwas confirmed on xx/xx/xxxx xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxx,xxx.xx and the value of the collateral is xx. xx, the unsecured portion is $x.xxx.xxdebtor was discharged on xx/xx/xxxx.	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49494649	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/17/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,066.22	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as for xx,xx.
xxare five state tax liens the favor of xxof xxof xxtotal in the amount of $ xxxx.xx.
xxare xx judgments recorded on different date, total in the amount of $ xxxx.xx.
xxxx-xxxx county xst and xnd tax is due on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxxx.xx.
xx	xx: xxloan is in collection.
xxto the collection comment xxfor default is unavailable.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

																																																																																	xx: xx: xxto the PACER, the borrower xxW xxand xxunder chapter-xx with the case # xx on xx/xx/xxxx.xxlast filing date was xx/xx/xxxx. xxplan was dismissed on xx/xx/xxxx terminated on xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xx% however, there is a different in P&I and rate of interest with respect to xxdata. xxthe modification is missing from the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99475129	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/17/2020	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$813.84	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	79.719%	79.719%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/10/2018	xx	Not Applicable	7.750%	$698.99	03/01/2018	Financial Hardship	xxtitle report shows that subject mortgage originated on xx/xx/xxxx for the amount of xxhas been active on the title. xxactive judgments or liens were found.	xx	xx: xxis in collection and borrower has been delinquent since xx/xx/xxxx payment.
RFD is reduction in work hours due to xxxx and x months FB has been approved since xx/xx/xxxx.
xxevidence of active foreclosure was found.
xxevidence of damage or repair was found.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper servicing comment dated xx/xx/xxxx, the borrower has filed a claim funds for damage due for repairs. xxamount of damage is available in the collection comments. xxmore information about damage was found.
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.

																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18313332	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.95	6.500%	360	xx	xx	Conventional	Fixed	Purchase	79.843%	79.843%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	01/17/2018	xx	$199,489.70	4.000%	$1,945.40	02/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of xxof xx, xx, xxthe amount of xxx,xxx.xx which was recorded xx/xx/xxxx.
xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxannual xxfor xxxx have been paid in the amount of x,xxx.xx.
xxprior year delinquent taxes have been found.

xxas of dated xx/xx/xxxx shows the borrower has been the delinquent for + xx days. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is in collections. xxper the latest payment history as of xx/xx/xxxx, the borrower is delinquent for + xx days. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxper the comments dated xx/xx/xxxx, xx/xx/xxxx, the reason for default is loss of income/xxin income. xxservicing comments show the xx’s income has been impacted due to xx-xx. xx, the servicer provided xx months forbearance plan to the borrower and that was started from xx/xx/xxxx to xx/xx/xx. xxper the comments dated xx/xx/xxxx, the servicer extended covid-19 forbearance plan till from xx/xx/xxxx till xx/xx/xxxx. xxfurther details have been found. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxmodification agreement was made between the xxJ. xx (the xx) and xxLLC (the xx) on xx/xx/xxxx. BPO report dated xx/xx/xxxx located on (xx) shows subject property is owner occupied and it is in average condition.
																																																																																	xx: xx: xx	xxmodification agreement was made between the xxJ. xx (the xx) and xxLLC (the xx) on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7121292	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,373.82	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	80.281%	80.281%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xxof xx, N.A.” with xx# xx xxchain of assignment has been completed.

x. xxare five xxliens active against the subject property in the total amount of $xxx.xx with the same lender “M. xx, xx, xxof xx” recorded on different dates.

x. xxare two code enforcement liens in the favor of “xx, xxof xx, xxof xx, xxof xx” recorded on xx/xx/xxxx & xx/xx/xxxx. xx, the amount is not mentioned for these particular liens.

xnd half county taxes for the year xxxx are past due in the amount of $x,xxx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xx	xx: xxis in collection.

xxto the payment history as of xx/xx/xxxx, the borrower is x moth delinquent with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

xxper the collection comments dated xx/xx/xxxx, the borrower’s RFD is tenants are not paying and the work has been slow.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45359838	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$803.87	6.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Not Applicable	718	Not Applicable	30.961%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xxxx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx, LLC.
xxare x xxjudgments, x IRS lien against the borrower.
xxcivil judgments for the total amount of xxrecorded on different dates with different plaintiff’s.
xxIRS  lien is in the favor of xxof the xx-xxfor the total amount of xxrecorded on xx/xx/xxxx.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xx	xx: xxcurrent status of the loan is in collection. xxto the payment history as of dated xx/xx/xxxx the borrower had been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

xx: xx: xx	Not Applicable	xx	x: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x
																																																																																								percentage point above or below the APR as determined in accordance with the actuarial method."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56973279	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$586.75	6.375%	360	xx	xx	Conventional	Fixed	Purchase	86.682%	86.682%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/01/2019	xx	Not Applicable	6.375%	$498.93	02/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxcollection comment dated xx/xx/xxxx shows that the borrower has been given short term x months covid forbearance plan. xxfurther details have been found.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12460582	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$581.85	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	73.822%	73.822%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/16/2017	xx	Not Applicable	6.250%	$467.90	07/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xxLLC ” instead of “xx.”
xxassignment from  xxof xxto  xxLLC recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on  xx/xx/xxxx in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:
 .
x-xxis an active junior xxavailable in the updated title report against xxL. xxin the amount of $x.xx in favor of "xx" and it was recorded on xx/xx/xxxx.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xx plus days delinquent. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments fromx/xx/xxxx till xx/xx/xxxx states the loan is in active bankruptcy and payments arexx plus days delinquent. xxability seems good as to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

 xxnew modified rate is x.xxx % and borrower promises to pay  P&I in the amount of  $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.

xxlast payment received  was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest   rate as per pay history is x.xxx%.

  xxL xxfiled xx-x  bankruptcy xx# xx  xx/xx/xxxx . xxpetition filed on  xx/xx/xxxx shows amount of secured claim  xx.

 xxwas initiated in the loan and the same show foreclosure went on hold due to bankruptcy filed by xxL xxfiled xx-x  bankruptcy xx# xx  xx/xx/xxxx . xxpetition filed on  xx/xx/xxxx   however no further information available to understand the current status of foreclosure process.

xxdamage found on the subject property.
xx: xxservicing comments from  xx/xx/xxxx till xx/xx/xxxx shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to bankruptcy filed by xxL xxfiled xx-x  bankruptcy xx# xx  xx/xx/xxxx . xxpetition filed on  xx/xx/xxxx   however no further information available to understand the current status of foreclosure process.
xx: xxL xxfiled xx-x  bankruptcy xx# xx  xx/xx/xxxx . xxpetition filed on  xx/xx/xxxx shows amount of secured claim  xx.
																																																																																		xxmodification agreement was made between xxL. xxand lender xxLLC on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5207908	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,147.55	6.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.000%	$1,538.02	12/01/2018	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx, N.A. with instrument # xx xxxxxxxxxxx.

xxchain of assignment has been completed. xxlast assignment is with from xxLLC xxis one junior mortgage to the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xx. with instrument # xx xxxxxxxxxxx.

xxliens and judgments.

xxannual county taxes of xxxx of xst installment have been paid in the amount of $xxxx.xx.
xxannual county taxes of xxxx of xnd installment have been paid in the amount of $xxxx.xx.
xx	xx: xxloan is currently in collection.

xxper servicing comment dated xx/xx/xxxx the reason for default is borrower is affected by covid-19. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxper servicing comment dated xx/xx/xxxx the borrower is affected by covid-19.xxshort term forbearance was approved and forbearance plan was began on xx/xx/xxxx to xx/xx/xxxx. xxforbearance plan was extended. xxno further details have been found.

xxper note the interest rate is x.xxx% and P&I is $xxxx.xx and as per modification tape data the interest rate is x.xxx% and P&I is $xxxx.xx. xxmodification was done in xx/xx/xxxx with mod starts on xx/xx/xxxx and mod stated maturity date is xx/xx/xxxx.xxthe modification document is missing from the loan file.

																																																																																	xx: xx: xx	xxper note the interest rate is x.xxx% and P&I is $xxxx.xx and as per modification tape data the interest rate is x.xxx% and P&I is $xxxx.xx. xxmodification was done in xx/xx/xxxx with mod starts on xx/xx/xxxx and mod stated maturity date is xx/xx/xxxx.xxthe modification document is missing from the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48163436	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$262.64	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	71.296%	71.296%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxactive judgments and liens have been found.
xxxx xst installment county taxes have been paid in amount $x,xxx.xx.
xxxx xnd installment county taxes have been paid in amount $xxx.xx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
																																																																																	xx: xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41506058	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$853.56	6.750%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	4.875%	$622.65	05/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC.
xxis one HOA lien against the subject property in the favor of xxwhich was recorded on xx/xx/xxxx. xx, the amount is not mentioned in the available supporting document.
xxprior year delinquent taxes have been found.
xx	xx: xxloan is in the collection.
xxloan was modified on xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the borrower impacted by covid-xx. xxplan has been approved for xx months which was started from xx/xx/xxxx. xxplan has been extended for xx months which was started from xx/xx/xxxx to xx/xx/xxxx.
xxbankruptcy details have been found.
xxforeclosure activity has been found.
xxproperty is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80058710	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,195.96	6.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxassignment from xx, LLC xxto xx, LLC recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:

x-. xxis an active junior state tax lien available in the updated title report against xxin the amount of $ x.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.	xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is more than xx plus days delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is in active bankruptcy and payments are xx plus days delinquent. xxability seems fair to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property.

 xxlast payment received  was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate   as per pay history is x.xxx%.

xxfiled xx-xx bankruptcy
xx# xx xx/xx/xxxx  and the plan was confirmed on  xx/xx/xxxx.  xxpetition filed on xx/xx/xxxx shows amount of secured claim  xx .

xxdetails regarding foreclosure proceeding found in loan or collection comments.
xxdamage found on the subject property.

xx: xx: xxfiled xx-xx bankruptcy
xx# xx xx/xx/xxxx  and the plan was confirmed on  xx/xx/xxxx.  xxpetition filed on xx/xx/xxxx shows amount of secured claim  xx .
																																																																																		Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37719018	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.66	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx,xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xx.
xxand second county installment taxes are due in the amount of $xxxx.xx.

xx	xx: xxloan present status is performing,
xxbankruptcy details have been found.
xxforeclosure activity has been found.
xxproperty is owner occupied. xxdamage and repairs have been found.
xxper the comment dated xx/xx/xxxx, the reason for default is medical issue. xxdetails have been found regarding covid-xx.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Curable		* Property is Manufactured Housing (Lvl x) "The home is affixed. The appraisal report at the time of origination dated xx/xx/xxxx located at “xxxxxxxxxx_xxxxxxxx pg# xx reflects that the subject property type is manufactured home. However, the affixation document is located at “ln# xx pg# xx & xx” shows the manufactured home has been attached to permanent foundation system and wheels, axles has been removed. The legal description has VIN# xx and the final title policy located at “xxxxxxxxxx_xxxxxxxx pg# xx created with ALTAx but the related copy is not attached with title policy."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60537154	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.56	7.000%	360	xx	xx	Conventional	Fixed	Refinance	78.077%	78.077%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/12/2015	xx	Not Applicable	6.125%	$1,160.27	07/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xxLLC xxto xxLLC recorded on xx/xx/xxxx. xxtaxes for xxxx are currently delinquent in the amount of $ xxxx.xx which were earlier due on xx/xx/xxxx and good through is xx/xx/xxxx.xxactive judgment and liens found on the updated title report.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower to make payments seems good. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is active loss mitigation and payments are xx plus days delinquent. xxability seems good to make payments.

 xxnew modified rate is x.xxxx % and borrower promises to pay  P&I in the amount of  $xxxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.

 xxlast payment received  was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest   rate as per pay history is x.xxx%.

xxbankruptcy filed by borrower.

xxwas initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.

xxdamage found on the subject property.

xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to loss mitigation efforts however no further information available to understand the current status of foreclosure process.

xx: xx	xxmodification agreement was made between xxand lender xxon xx/xx/xxxx. xxnew modified rate is x.xxxx % and borrower promises to pay P&I in the amount of $xxxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26494593	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$337.76	7.250%	180	xx	xx	Conventional	Fixed	Cash Out	74.000%	74.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2012	xx	Not Applicable	4.000%	$291.71	03/01/2012	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxLLC.
xxchain of assignment has been completed. xxthe assignment is with the subject lender “xxLLC”.
xxactive judgments or liens found against the property/borrower.
xxfor the year of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. xxfor the year of xxxx has been exempted.
xxprior year’s delinquent taxes have been found.
xx (xx) as of dated xx/xx/xxxx and available payment history shows the xxhas been the delinquent for xx xx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is currently in the xxand the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent xxis x.xx % and P&I is $xxx.xx. xxdated xx/xx/xxxx & xx/xx/xxxx stating the hardship reason of borrower is xxin her income due to xx-xx. xxper the comments dated xx/xx/xxxx, the servicer has been extended covid-19 forbearance plan from xx/xx/xxxx till xx/xx/xxxx. xxfurther details have been found regarding xxplan payment. xxmodification agreement was made between the xx (the xx) and xx, xx (the xx) on xx/xx/xxxx. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. BPO report dated xx/xx/xxxx located on (xx) stating that the subject property is xxand it appears in average condition. xxand repairs have not reflected in the BPO report. xxcomment pertaining damage to the subject property has been observed.
																																																																																	xx: xx: xx	xxmodification agreement was made between the xx (the xx) and xx, xx (the xx) on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promise to pay P&I in the amount of $xxx.xx and which was beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21654577	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,929.97	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxis xx (IRS xx/USA/DOJ) in amount xxin favor of xxof the xx-xxrecorded on xx/xx/xxxx.
xxare three xxjudgments in amount xxin favor of xxLLC & xxof xxN.A. recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
xxxx xxcombined taxes has been paid in amount xx.
xxprior year delinquent taxes have been found.	xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxcomment dated xx/xx/xxxx reflects that the reason for default was a curtailment of income due to covid affected. xxpost origination foreclosure and bankruptcy activity have been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85931628	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,803.93	7.750%	360	xx	xx	Conventional	Fixed	Refinance	92.574%	92.574%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	$88,515.56	4.125%	$879.32	10/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxare four state tax liens in amount xxin favor of xx. of xx & DIV of xx & DIV of xxrecorded on dated xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xx	xx: xx: xxloan is in collections. xxpayment history as of xx/xx/xxxx shows that the borrower is delinquent for xx month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxloan modification agreement was made between xxand xxT. xx (borrowers) and xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxprincipal balance is xx & interest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxcomment dated xx/xx/xxxx reflects that the reason for default was cannot open business due to covid xx. xxpost origination foreclosure activity has been found. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx.
xx: xxto PACER, xxborrower (xxand xx) had filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxto PACER, xxborrower (xxand xx) had filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.	xxloan modification agreement was made between xxand xxT. xx (borrowers) and xxLLC F/K/A xxLLC on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxprincipal balance is xx & interest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1534055	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.56	6.990%	360		xx	xx		Conventional	Fixed		Refinance	68.571%	68.571%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2015	xx	$25,478.15	4.125%	$694.77	11/01/2015	Financial Hardship	xxper the updated title report dated xx/xx/xxxx.xxare no active judgment against the borrwer.xxannual tax for year xxxx has been paid in full in the amount of $xxxx.xx.xxchain of assignment is completed.	xxper the xxhistory dated xx/xx/xxxx.xxnext due dated is xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx.xxUPb is xx	xx: xxper the collection comment date d xx/xx/xxxx.xxdamage found no litigation found no forbearance found. xxborrower income is not affected by covid-xx xx: xx: xx	xxper modification agreement dated xx/xx/xxxx.xxnew interest rate is x.xxx% and new P&I is xxx.xx.xxmaturity date is xx/xx/xxxx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58546502	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.35	6.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxx with xxon xx/xx/xxxx. xxchain of assignment is completed.

xxto updated title report dated xx/xx/xxxx there is no judgment and liens available in title report

xxxx xxannual taxes are due in the amount of $xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is in collection. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx/xx/TPP: xxevidences found in the loan xxand the latest xx months servicing comments regarding current or prior loan modification xxfurther evidences available in the last xx months servicing comments regarding whether borrower made all the plan payments.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrower income was impacted by covid-19

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68809973	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$739.56	6.625%	360	xx	xx	Conventional	Fixed	Purchase	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/15/2016	xx	Not Applicable	6.625%	$679.01	10/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxINC “xx” and was recorded on xx/xx/xxxx .xxchain of assignment is incomplete as the current assignment of mortgage is with "xxmortgage servicing “instead of xx or xx". xxcounty property tax for the year xxxx was due on xx/xx/xxxx is in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxfollowing lien and judgment active on the title.
xxof xx (xxor xx) which is recorded on xx/xx/xxxx is in the amount of xxwith the xxthe xxof the xx, xxof xx
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx.%.	xx: xxloan is in performing.

xxmodification agreement was made on xx/xx/xxxx in between borrower xxand  xxLLC  (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.

xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx.%.

xxpost-closing bankruptcy activity has been found.  xxforeclosure activity has been noted.

xxdamage or repairs have been found in the latest servicing comments. xx, the property is in good condition.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower xxand xxLLC (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35898661	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,946.77	6.500%	360		xx	xx		Conventional	Fixed		Purchase	75.122%	75.122%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx.
xxof assignment has been completed. xx, the mortgage is with xxLLC. which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx.
xxactive judgments or liens have been found.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of xx.
xst installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxloan is currently in collections and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25850990	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$871.24	5.000%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	12/28/2017	xx	Not Applicable	3.875%	$498.00	02/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, N.A. for the amount of xx.xx which was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC.
xxare two HOA liens against the subject property in the favor of xx, xx., a homeowners association for the amount of $xxxx.xx & $xxxx.xx which was recorded on xx/xx/xxxx & xx/xx/xxxx.
xxare two junior civil judgments against the borrower in the favor of xxand xxfor the amount of xxand xxwhich was recorded on xx/xx/xxxx & xx/xx/xxxx.
xx	xx: xxloan is in the collection. xxdelinquent from x months.
xxloan was modified on xx/xx/xxxx.
xxbankruptcy details have been found.
xxper the comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold due to reinstatement.
xxproperty is owner occupied.  xxdamage and repairs have been found.

xx: xxper the comment dated xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold due to reinstatement.
																																																																																	xx: xx	xxloan was modified on xx/xx/xxxx between the borrower and the lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95657909	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$368.64	8.375%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	3.875%	$217.68	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxprior year delinquent taxes have been found.	xx	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx, the reason for default is the borrower has been impacted by covid-19.
xxper the comment dated xx/xx/xxxx, covid forbearance plan has been approved that began from xx/xx/xxxx till xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxJ xxand (xx) xxLLC, on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxJ xxand (xx) xxLLC, on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81597439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$394.03	7.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xxLLC which was recorded on xx/xx/xxxx.
 xxis an active state tax liens open against the borrower xxH. xxin the favor of xxof xxfor the amount of $x,xxx.xx which were recorded on xx/xx/xxxx.
xxis an active IRS lien open against the borrower xxH. xxin the favor of the xxof xx-IRS for the amount of xxwhich was recorded on xx/xx/xxxx.
xxutility taxes for the year of xxxx-xx have been delinquent for the amount of $xxx.xx and they were good through on xx/xx/xxxx.
xx	xx: xxto the review of the servicing comments, the loan is in the collection. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower’s income was impacted due to the covid-19. xxborrower was approved for the x months forbearance plan which was started from xx/xx/xxxx to xx/xx/xxxx. xxborrower requested the x months of extension plan which was started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower  “xxL. xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx. xxcomment has been found indicating a cram-down.  xxlast filing date of bankruptcy was xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx.

																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47252820	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$529.74	9.500%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxare no active judgments and liens.	xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months.
xx: xx: xxto the PACER report, the debtor had filed the bankruptcy under the chapter-x case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and case has been terminated on xx/xx/xxxx.	xxconventional fixed rate loan was originated on xx/xx/xxxx with fixed interest at the rate of x.xx% and P&I in the amount of $xxx.xx however latest pay history shows current interest rate that is x.xx% and P&I in the amount of $xxx.xx. xxshows the loan has been modified since the origination; however copy of modification agreement is missing from the loan file.	Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "According to the provided tape data the subject property is manufactured home. Appraisal at the origination is missing from the loan file. The Affixation is not available in the loan file. The VIN# xx not available in the legal description of the recorded mortgage.
																																																																																						The latest tax search report available in the updated title report dated xx/xx/xxxx shows the subject property as Mobile home. The Final title policy does not show the any ALTA endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."		* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34119459	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$686.98	9.500%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxL xxand xx (borrower) and (lender) xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx, its successors and assigns.

xxannual installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxcurrent ownership is vested in the name of xxL xxand xx (borrower).

xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xxreview of comment history shows that the loan is in collection. xxreason for default is unable to be determined. xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xx: xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx.
xxis no any evidence of cram down.

																																																																																		xx	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94281966	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$325.03	8.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxand xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx.
xxchain of assignment is complete as the current assignee is xx.
xxis IRS lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of IRS.
xxannual tax for the year xxxx for county is paid in the amount of xxxx.xx.
																																																																																xx	xx: xxloan is performing. xxcurrent UPB is xx. xxlast payment was made for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91806985	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$677.27	8.250%	360	xx	xx	Conventional	Fixed	Purchase	94.995%	94.995%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender “xx” with xx# xx xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxcounty taxes for the year xxxx-xxxx are due in the total amount of $xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, borrower is making payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.	xx: xxis in performing status.

xxper the payment history as of xx/xx/xxxx, borrower is making payments. xxlast regular (P&I) payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxprincipal balance reflecting in the payment history is in the amount of xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure activity has been noted.

xxper the BPO report dated xx/xx/xxxx located at “xx”, the property appears to be in well maintained condition. xxdamage was noted.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19981463	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$982.22	8.875%	360	xx	xx	Conventional	Fixed	Refinance	86.937%	86.937%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/19/2011	xx	Not Applicable	5.000%	$755.25	12/01/2011	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx's xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxLLC”.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is performing.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the voluntary petition (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of xx.
xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for xx months.
xxis no foreclosure activity in the loan file.
xxpertaining damages are found against the subject property.
xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the voluntary petition (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx.
xxPOC deadline was scheduled on xx/xx/xxxx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of xx.
																																																																																	xxplan was confirmed on xx/xx/xxxx. xxto the chapter xx plan, the debtor will pay $xxx.xx, per month for xx months.	xxmodification agreement was made on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89385484	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$561.43	9.375%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxA xxand xx the subject mortgage was recorded on xx/xx/xxxx with the xx’s xx.
xxchain of assignment is complete as the current assignee is xxLLC.
xxannual tax for the year xxxx for town , county is due in the amount of xx.xx and xxx.xx.
xx	xx: xxloan is performing. xxcurrent UPB is xx. xxlast payment was made for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.
																																																																																	xx: xx: xxfiled chapter xx bankruptcy on xx/xx/xxxx with the case # xx the plan was confirmed on xx/xx/xxxx and discharged on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84495449	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.50	8.250%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable		Not Applicable			Not Applicable		Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx.xxchain of the assignment has been completed. xxactive judgment or liens have been found.. xxdelinquent taxes have been found for the prior year.	xxreview of payment history shows that the borrower has been delinquent for x months and the next due date for the payment is xx/xx/xxxx xxlast payment was received on xx/xx/xxxx.xxUPB reflected is in the amount of xx.	xx::xxper the collection comment dated xx/xx/xxxx, no damages, litigation and forbearance have been found. xxborrower’s income is not affected by xx -xx. xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48909361	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$253.87	6.625%	360		xx	xx		Conventional	Fixed		Purchase	60.997%	60.997%	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx” for the amount of xxand it was recorded on xx/xx/xxxx. xxchain of the assignment has been completed. xxsubject mortgage is at first lien position. xxis an active junior mortgage against the subject property. xxprior years delinquent taxes have been found.	xx	xx: xxloan is in collection. xxloan was originated on xx/xx/xxxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxthe loan xx/ AOT/ COT is missing from the loan file. xxBPO report located at “xx” states that the subject property was damaged as the roof is missing with some shingle. xxestimated cost of repair is $xxxx.xx. xx: xx: xx	xxloan was originated on xx/xx/xxxxx with P&I of $xxx.xx and the rate of interest was x.xxx%. xxpayment history as of xx/xx/xxxx shows that the current P&I is $xxx.xx and the rate of interest rate x.xxx%. xxthe loan xx/ AOT/ COT is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26817921	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.70	8.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	07/01/2018	xx	Not Applicable	8.250%	$550.05	08/01/2018	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxactive judgments or lien have been found against the borrower or subject property.

xxannual xxfor xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxper comment dated xx/xx/xxxx the borrower has been impacted by xx-xx and the forbearance plan for x months was approved which was begun from xx/xx/xxxx. xxper comment dated xx/xx/xxxx the FB plan was extended till xx/xx/xxxx. xxmore details are available.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37834599	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$484.38	9.000%	360	xx	xx	Conventional	Fixed	Refinance	83.611%	83.611%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC.
xxare two junior civil judgments for the amount of $xxx.xx & $xxxx.xx.
xxprior year delinquent taxes have been found.
xx	xx: xxloan is in the collection. xxis delinquent from xx month.
xxper the comment dated xx/xx/xxxx, the borrower impacted by covid-xx. xxplan has been approved for xx months which was started from xx/xx/xxxx. xxforbearance plan has been extended for xx months.
xxbankruptcy details have been found.
xxforeclosure activity has been found.
xxproperty is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "The home is not affixed to the land. The appraisal report at the time of origination dated xx/xx/xxxx located at “xxxxxxxxxx_xxxxxxxx pg# xx & xx” reflects that the subject property type is manufactured home, however the appraisal report also states that the manufactured home has been attached to permanent foundation system and wheels, axles has been removed. The legal description does not show the VIN# xx the final title policy located at “xxxxxxxxxx_xxxxxxxx pg# xx created with ALTAx but the related copy is not attached with title policy."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8511748	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.93	8.750%	360	xx	xx	Conventional	Fixed	Refinance	78.233%	78.233%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	8.250%	$709.41	Unavailable	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with HomeStar xx , recorded with the xx/ xx/xx# xx xxxxx /xxxxx.

xxof assignment has been completed. xxlast assignment is with xxLLC
D/B/A xx.
xx	xx: xxcurrent status is collection.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of xx.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding COVID-xx.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $xxx.xx and PITI is $xxx.xx and the rate of interest is x.xxx %.xx, there is an decreased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.	Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home has not been affixed. The appraisal report is missing from loan file. As per BPO report (x.x.x.xxxx xxxxxxxxxx.pdf) and sellers tape data shows that the subject property is a Manufactured Housing/Mobile home. The final title policy is also missing from the loan file and the VIN# xx not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report does not reflects the VIN# xx property type.""		* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90877865	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$906.78	8.250%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.	xx	xx: xxper the review of collection comments, the current status of the loan is in collections. xxper payment history, the borrower is delinquent for x month and next due date for payment is xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx states the reason for default is payment returned. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xxto the PACER, the borrower xxJ. xxand xxM xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/x/xxxxx.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is $xxx.xx and the rate of interest is x.xxx%. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xx, the modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67404848	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$405.15	8.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	8.750%	$405.15	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx states that the subject mortgage was originated on xx/xx/xxxx with (the lender) MERS as nominee for xx. xxof assignment has been completed currently the assignment is with xxLLC. xxare due on xx/xx/xxxx for the amount of $xxx.xx. xxis due for xx/xx/xxxx in the amount of $xxx.xx. xxprior year’s delinquent taxes have been found.	xx	xx: xxloan is xx. xxper the latest payment history as of xx/xx/xxxx, the borrower is delinquent for + xx days. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xxfor the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxper comment dated xx/xx/xxxx, the reason for default is an xx. xxper tape data of xxthe loan was modified on xx/xx/xxxx but it MOD document is missing from updated title report. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. BPO report dated xx/xx/xxxx located on (xx) states the subject property is xx. xxreport (xx# xx states, the home needs to do paint all exterior of the home. xxof xxis in the amount of $x,xxx. xxcomment has been found stating that the work has been completed or not. xxcomment found stating that the borrower’s income is impacted due to xx-xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74082284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$676.14	8.250%	360	xx	xx	Conventional	Fixed	Refinance	94.737%	94.737%	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2015	xx	$23,634.65	4.000%	$230.48	07/01/2015	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xx with xx.
xxchain of assignment has been completed.
xxdelinquent taxes have been found.
xx	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the mortgage payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxshows the claim in the amount of xxand the value of collateral is xxhence an unsecured amount is xx. xxis no comment indicating a cramdown. xxthe loan is in active xx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is xx.		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home has not been affixed. As per the appraisal report located at “xxxxxxxxxx_xxxxxxxx Pg# xx the subject property type is Manufactured Housing. However, the Affidavit of Affixation is not available in the loan file. The Alta-x endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation.""												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82727484	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$396.76	8.375%	360	xx	xx	Conventional	Fixed	Refinance	84.194%	84.194%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxis a state tax lien of ‘xxof xx" against the borrower ‘xx, et al’ in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xx	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxdebtor was committed to pay to the claim amount outside the BK xx.

xxforeclosure has been noted.

xxper review of BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

																																																																																	xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxdebtor was committed to pay to the claim amount outside the BK xx.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.	Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home has not been affixed. However, the Affidavit of Affixation is not available in the loan file. The Alta-x endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation."		* Missing Appraisal (Lvl x) "An appraiser report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11942476	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.11	7.375%	360	xx	xx	Conventional	ARM	Refinance	70.550%	70.550%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/16/2018	xx	Not Applicable	6.375%	$805.54	12/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxbankruptcy has been filed.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25120805	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$716.99	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxbankruptcy has been filed.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx.
 xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of  modification.
xxtape data indicates the latest modification was made on xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxevidence has been found regarding the modification in latest collection comments.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60897631	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$611.23	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/22/2017	xx	Not Applicable	7.250%	$423.30	11/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxbankruptcy has been filed.
xxcomments have been found regarding foreclosure.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82055161	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$422.01	7.375%	360	xx	xx	Conventional	Fixed	Purchase	96.984%	96.984%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with  xx which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.
xx	xx: xxper the review of collection comments, the current status of the loan is in collections. xxcollection comment dated xx/xx/xxxx states the reason for default is illness of family member. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and current rate of interest is x.xxx%. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx however the modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76846226	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$543.22	7.375%	360	xx	xx	Conventional	Fixed	Refinance	83.670%	83.670%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/18/2017	xx	Not Applicable	3.500%	$378.19	09/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC f/k/a xx, LLC d/b/a xx.
xxand town annual taxes for the year of xxxx are due in the amount of $xxx.xx which was due on $xxx.xx and $xx.xx.

																																																																																xx	xx: xxloan present status is performing. xxforeclosure activity has been found. xxbankruptcy details have been found. xxproperty is owner occupied. xxdamage and repairs have been found. xx: xx: xx	xxloan was modified on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx.		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "The home is affixed. The appraisal report at the time of origination dated xx/xx/xxxx located at “xxxxxxxxxx_xxxxxxxx pg# xx reflects that the subject property type is manufactured home. The legal description has does not show the VIN# xx the final title policy located at “xxxxxxxxxx_xxxxxxxx pg# xx created with ALTAx but the related copy is not attached with title policy."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41947475	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/09/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$569.50	5.500%	360	xx	xx	Conventional	Fixed	Purchase	97.473%	97.473%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	there are x xx/xxliens in favor of xxof xxC xx, xxof the xxof xx, xxin the total amount of $xxx.xx which was recorded on different dates	xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

xx: xxforeclosure was initiated on the subject property. xxper comment dated xx/xx/xxxx, the foreclosure file has been closed due to loss mitigation.
																																																																																	xx: xx	xxis conventional fixed rate note with P&I of $xxx.xx with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79558671	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/04/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.56	6.375%	180	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2019	xx	Not Applicable	3.000%	$66.90	06/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx., a xxwith instrument # xx.

xxchain of assignment has been completed. xxlast assignment is with from xxLLC.

xxliens and judgments:

xxare x xxliens which were recorded on different date with the different amount the total in the amount of $x,xxx.xx in favor of xx, LLC as assignee of xxof xx.

xxis another one civil judgment lien which was recorded on xx/xx/xxxx in the amount of $x.xx in favor of xx, LLC.

xxannual county taxes of xxxx have been paid in the amount of $xxxx.xx.
xx	xx: xxloan is currently in collection. xxper servicing comment dated xx/xx/xxxx the reason for default is excessive obligations. xxsubject property is occupied by owner. xxdamage or repairs have been found.

xxloan was modified on xx/xx/xxxx between the borrowers xxand xxlender is xx, LLC. xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand xxlender is xx, LLC. xxnew modified principal balance as per modification is in the amount of xx. xxis no any deferred principal balance. xxinterest-bearing amount is xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the GA state. The following state disclosures are missing from the loan file:
x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																																																																																								x. Disclosure of Additional Fees"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54572383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$523.75	5.684%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	02/01/2019	xx	Not Applicable	5.684%	$157.45	03/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx.
xxof assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxis a state tax lien the favor of xxof xxof xxwhich was recorded on xx/xx/xxxx in the amount of $xxx.xx.
xxis  municipal lien against the subject property. xx, its details have not been found. xxforeclosure was initiated on the lien.
xxthe time of foreclosure initiation the subject mortgage was with xxLLC; however, the name of creditor is not available on the xxof lis pendens.
xx # xx
xxutility charges for the year of xxxx have been delinquent in the amount of $xxx.
xst installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xnd installment taxes for the year of xxxx have been due in the amount of $xxx.xx.
xx# xx
xst installment taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xnd installment taxes for the year of xxxx have been due in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been delinquent for xx+days and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxloan is currently in collections and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.

																																																																																	xx: xx: xx	xxmodification agreement was signed between the borrower xxS. xx & xxE. xxand the lender xx, LLC on xx/xx/xxxx. xxUPB is xx. xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xxx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "An Appraisal report from origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18062530	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.98	4.625%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xxLLC.
xxis a junior mortgage in the amount of xx.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is excessive obligations.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32398939	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.84	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xxLLC.
xxis a junior mortgage in the amount of xx.
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact.

xx: xx: xx	xxmodification is missing from the loan file.
xxloan was originated as conventional fixed rate mortgage. xxper note the interest rate was x.xx% and P&I was $xxx.xx. xxpay history as of xx/xx/xxxx confirms that the borrower is making recent payment with interest rate of x.xxx % and P&I of $xxx.xx which are different from the note terms. xxis a possibility of loan modification. xxloan modification is missing from the loan file.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7467308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$452.97	7.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	Not Applicable	7.250%	$314.41	10/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted. xxto comment dated xx/xx/xxxx, borrower informed that he got behind due to property damage. xxto comment dated xx/xx/xxxx, primary borrower has been deceased.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.
xxper the PACER report, the borrower “xxand xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter x. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

																																																																																	xx: xx: xxper the PACER report, the borrower “xxand xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter x. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxand xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. An Appraisal Report at the origination located at “xxxxxxxxxx_xxxxxxxx Pg# xx shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA x Endorsement is not attached with the final title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40580158	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$321.43	6.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	02/01/2016	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxmortgage is at second lien position as there is one claim for xx (xx/xx/xx) found on the subject property in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx.xxsubject property is located at “PA” (super xx) state and there can be a possibility of foreclosure due to non-paid mortgage lien. xxcan be cured by paying off the above non paid lien.	xx	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx.
 xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in principal with respect to xxdata which seems that there may be a possibility of  modification.
xxtape data indicates the latest modification was made on xx/xx/xxxx the maturity date of xx/xx/xxxx. xxevidence has been found regarding the modification in latest collection comments.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92484187	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$904.61	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2015	xx	Not Applicable	4.375%	$680.35	02/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxprior years delinquent taxes found.	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx states the loan is x month delinquent. xxability seems low as struggling to make payments but it could get to better if an affordable restructure plan put in place. xxborrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. xxcontact is established.

xx: xx: xxE xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xx (borrower) will pay to the U.S. xxthe sum of $xxx.xx every month for xx months. xxpetition filed on xx/xx/xxxx.xxper case summary current status of bankruptcy is plan confirmed and awaiting hearing.
xxmodification agreement was made between xxE xxand lender xxLLC on xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.	Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is in state of Louisiana and require following disclosures however the disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
Anti-Tying Disclosure
																																																																																								Financial Institution Choice of Insurance Disclosure"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38828480	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,013.26	7.000%	360	xx	xx	Conventional	Fixed	Purchase	101.263%	101.263%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/24/2014	xx	$9,010.57	4.625%	$563.11	10/01/2014	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx.
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxdeferred amount is $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8640414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$558.39	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx.
xxchain of assignment has been completed.
xxdelinquent taxes have been found.
xx	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the mortgage payments. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65795326	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,934.75	6.000%	360	xx	xx	Conventional	Fixed	Purchase	95.473%	95.473%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/22/2014	xx	Not Applicable	6.000%	$1,403.43	12/01/2014	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xxLLC.
xxactive judgments or liens have been found.
xxannual tax is xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure has been found. xxevidence of damage or repair on subject property has been found. xxRFD has been found in the latest xx months servicing comment.
xxL xxhad filed BK chapter x with case # xx xx/xx/xxxx. xxBK was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxL xxhad filed BK chapter x with case # xx xx/xx/xxxx. xxBK was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx.	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xx % and P&I $x,xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31299791	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$587.39	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/28/2013	xx	$0.00	6.250%	$496.44	05/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has not been completed as the assignment is missing from xx., a xxcorporation to xx.to xx.

xxactive judgments or liens found.

xxxst and xnd installment of county taxes for the year xxxx is due in the amount of $x,xxx.xx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xxx/x/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xxx/x/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.

xxper comment dated xx/xx/xxxx, the subject property is non owner occupied. xxcomments pertaining damage to the property were observed.

xxper comment dated xx/xx/xxxx, the reason for default is medical and car issue.
																																																																																	xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96642999	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$641.03	6.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/07/2019	xx	$6,084.16	4.250%	$552.61	10/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with book/page # xx in the amount of xxwith xxof xx. xxchain of assignment has been completed. xxproperty taxes are due in the amount of $x,xxx.xx.	xx	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is reduction of income. xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount.. xxis no comment indicating a cramdown. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,029.26	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28521647	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$394.80	7.125%	360		xx	xx		Conventional	Fixed		Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/22/2018	xx	$16,564.34	4.625%	$176.87	12/01/2018	Financial Hardship
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx’ in the amount of xxin favor of ‘xx, xx’ which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with ‘xx, LLC’.
xxactive judgments/liens have been found against the subject property/owner.
xxprior delinquent taxes have been found.
xxcounty taxes for xxxx have been paid off in the amount of $xxx.xx.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received in the amount of $xxx.xx with interest rate of x.xxx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxand modified deferred balance is xx.	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x month. xxlast payment was received in the amount of $xxx.xx with interest rate of x.xxx% and P&I is $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxand modified deferred balance is xx.
xxevidences have been found regarding foreclosure process.
xxto the PACER, ‘xxC xx’ (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor ‘xxLLC’ on xx/xx/xxxx with secured claim amount of xxand an arrearage in the amount of $x.xx. xxplan was confirmed on xx/xx/xxxx. xxto the xxD of voluntary petition dated xx/xx/xxxx the amount of claim without deducting the value of collateral is xxand value of collateral that supports this claim is xx. xx, the unsecured portion is in the amount of $xx.xx. xxfinal report was entered on xx/xx/xxxx shows that debtor had paid the principle amount xxtowards creditor. xxBK case discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxvisible damages have been found in available collection comments.

																																																																																	xx: xx: xxto the PACER, ‘xxC xx’ (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor ‘xxLLC’ on xx/xx/xxxx with secured claim amount of xxand an arrearage in the amount of $x.xx. xxplan was confirmed on xx/xx/xxxx. xxto the xxD of voluntary petition dated xx/xx/xxxx the amount of claim without deducting the value of collateral is xxand value of collateral that supports this claim is xx. xx, the unsecured portion is in the amount of $xx.xx. xxfinal report was entered on xx/xx/xxxx shows that debtor had paid the principle amount xxtowards creditor. xxBK case discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxout which deferred balance is xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31292577	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$859.55	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/17/2017	xx	Not Applicable	7.250%	$622.17	01/01/2018	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx & xxS. xx (borrower) and (lender) xx, INC, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xxLLC.
xxannual installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxcurrent ownership is vested in the name of xx (borrower).
xxreview of the payment history shows that, the borrower is currently delinquent from more than x month and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx, with the interest rate of x.xxx %.	xx: xxreview of comment history shows that the loan is in collection. xxreason for default is unable to be determined.

xxproperty is owner occupied xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $x,xxx, with the interest rate of x.xxx %.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx. xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x.xx% with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxis no deferred balance has been stated.
																																																																																			Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32373366	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$261.39	6.750%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	10/04/2017	xx	Not Applicable	6.750%	$192.39	11/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed.
xxactive judgments or liens found.
xxprior year delinquent taxes have been found.

																																																																																xx	xx: xxloan present status is performing. xxforeclosure activity has been found. xxbankruptcy details have been found. xxproperty is owner occupied. xxdamage and repairs have been found. xx: xx: xx	xxloan was modified on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6361832	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$492.49	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2014	xx	Not Applicable	4.625%	$324.58	10/01/2014	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position.	xxper the payment history as of date xx/xx/xxxx the borrower has been delinquent for one month and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date borrower has been delinquent for one month and comment dated on xx/xx/xxxx the reason for default was illness for borrower. xxare no property damages and borrower is not impacted by the COVID-xx. xxto the comment dated on xx/xx/xxxx the forbearance plan was started on xx/xx/xxxx.
																																																																																	xx: xx: xxborrower had filed the xxon xx/xx/xxxx under chapter x with case number xx. xxto xxthe value of collateral is xxand amount of claim is xxso there is no unsecured amount.	xxloan was modified between borrower xxP. xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99925587	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$773.75	7.655%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/19/2017	xx	Not Applicable	3.875%	$323.50	05/01/2017	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxand xx’ in the amount of xxin favor of ‘xx’ which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxis civil judgment against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xx, LLC’.
xxis civil judgment against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘xxLLC’.
xxprior delinquent taxes have been found.
xxcombined taxes for xxxx have been due in the amount of $x,xxx.xx.
xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xx	xx: xxdated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx. xxdelinquency has been done for more than x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx.xxpayment history reflects current unpaid principal balance is in the amount of xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages repairs have been found in available collection comments.
xxlatest comment dated xx/xx/xxxx shows that reason for default is curtailment of income.
xxshows that subject property is occupied by owner.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the fixed amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59517355	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$768.37	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/15/2005	xx	Not Applicable	6.625%	$816.81	04/01/2005	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx”.

xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36077173	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/19/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.25	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/22/2015	xx	Not Applicable	5.000%	$482.62	03/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC”, which was recorded on xx/xx/xxxx.
xxis an active judgment against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and filed by xst xx.
xxis two active judgments against the borrower in the total amount of xxwhich was recorded on different dates and filed by xx.
xxtaxes have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by covid-19. xxstated reason for default as hours cut due to covid.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxL xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxL xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55410224	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$475.70	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/12/2006	xx	Not Applicable	7.000%	$511.82	07/01/2006	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with book/page# xx / xx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county annual taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in bankruptcy. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x.xx.
xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.
																																																																																	xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x.xx.	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58760327	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.45	6.375%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/26/2017	xx	Not Applicable	6.375%	$815.55	08/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xx	xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.
xxany damages have been found to the subject property. xxsubject property is owner occupied.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $xxx.xx monthly with interest rate of x.xxx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6417506	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$316.03	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin MERS as nominee for xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xxLLC.

xxactive judgments or liens found.

xxannual xxtaxes for xxxx have been due in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxdebtor (xxE. xxand xxG. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirm on xx/xx/xxxx. POC was filed on xx/xx/xxxx. xxper POC secured claim amount is xxand arrearage is $x.xx.
xx-D in xxpetition shows that the unsecured amount is $ x.xx out of secured claim in the amount of xxand the value of collateral is xx.

xx: xx: xxdebtor (xxE. xxand xxG. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirm on xx/xx/xxxx. POC was filed on xx/xx/xxxx. xxper POC secured claim amount is xxand arrearage is $x.xx.
xx-D in xxpetition shows that the unsecured amount is $ x.xx out of secured claim in the amount of xxand the value of collateral is xx.
																																																																																		Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61222753	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$333.49	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	30.556%	30.556%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xxx xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by covid-19. xxstated that he is out of work.

																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xxper tape data, loan has been modified on xx/xx/xxxx. xxagreement is missing in the file.	Note	xx	x: Curable		* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. As per tape data, loan has been modified on xx/x/xxxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2649574	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,475.59	5.875%	360	xx	xx	Conventional	ARM	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof xxreport dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxby lender xxand recorded on xx/xx/xxxx xxof assignment is incomplete as there is a break in chain of assignment from xx toxx the last assignment should be with xx or xx. xrd installment of combined property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx. xxlien is active on subject property
xxjudgment recorded in the amount of $x,xxx.xx recorded on xx/xx/xxxx by plaintiff xx.	xxof payment history as of xx/xx/xxxx,borrower is currently x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.x for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.	xx: xxis in collections.
xxof payment history as of xx/xx/xxxx,borrower is currently x month delinquent with the loan. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.x for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxUPB reflected as per pay history is xxand I.R. is x.xxx%.
xxper PACER no bankruptcy has been filed by the borrowers.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs were found to the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61818532	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$703.86	6.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, SSB in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xxLLC which was recorded on xx/xx/xxxx.

xxis a junior mortgage that originated on xx/xx/xxxx with lender MERS as nominee for xx, SSB in the amount xxwhich was recorded on xx/xx/xxxx.
xx	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in fair condition with no repairs noted.
																																																																																	xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $x,xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxcase is active and the last filing date is xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2708802	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.21	6.750%	360	xx	xx	Conventional	ARM	Refinance	51.648%	51.648%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.com, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted. xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated the reason for default is unemployment due to covid.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22576001	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,361.16	6.471%	360	xx	xx	Conventional	ARM	Not Applicable	62.791%	62.791%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxper updated title report, annual utility charges of xxxx are delinquent in the amount of $ xxx.xx with the good though date xx/xx/xxxx.
xx	xx: xxloan is in collection. xxpayment history states that the borrower has been delinquent for x months.
xxto the comment dated xx/xx/xxxx the RFD is curtailment of income. xxFB plan has been started from xx/xx/xxxx to xx/xx/xxxx. xxfurther information has been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16501380	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$380.72	7.500%	360	xx	xx	Conventional	Fixed	Refinance	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated x/x/xxxxx the subject mortgage was originated on xx/xx/xxxx with DeWitt xx, xx., xx. xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on first lien position. xxthere is two civil judgments open against the borrower, first one is in the amount of $xxx.xx in favor of xx. xxal xxwas recorded on xx/xx/xxxx and second one is in the amount of xxin favor of xx which was recorded on xx/xx/xxxx.

xxto updated title report dated x/x/xxxxxthere is xxis executing this mortgage solely for the purpose of waiving any and all marital and homestead rights. xxis stamped "xxxxxx/xx" however that document is an assignment; a release was not found.

xxxx xxannual taxes are due in the amount of $xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19 and forbearance plan was started on xx/xx/xxxx.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Final appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13701346	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.66	7.130%	360	xx	xx	Conventional	Fixed	Not Applicable	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx with xx# xx xxxx / xxxx in the amount of xx.

xxof the assignment is complete.

xxactive judgments or liens found against the borrower/xxproperty.

xxxst combined taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.
xxxnd combined taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.

xxprior delinquency taxes are found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is collection.
xxto the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is business is down.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4589748	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$497.75	6.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as xxfor xx” for the amount of xx.xx and it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed.
xxsubject mortgage is at first lien position.
xxactive judgments or liens found.
xxprior years delinquent taxes have been found.
xx	xx: xxcurrent status of the loan is bankruptcy.
xxto PACER report the debtor had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xx-D of voluntary petition shows the value of collateral and amount of claim xxhence the unsecured portion is $x.xx on xx/xx/xxxx. xxPOC was filed by the creditor with claim# xx for the secured claim amount of xxwith the amount of arrearage is $xxx.xx on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxto the plan the debtor has paid $xxxx.xx previously and the new monthly payment is in the amount of $xxx.xx per month for x month then xx xxpayments of $xxx per month beginning xx, xxxx then xx xxpayments of $xxxx per month beginning xx, xxxx then  xx xxpayments of $xxxx per month beginning xx, xxxx and after that xx xxpayments of $xxxx per month beginning xx, xxxx. xxto be paid to the xxxx xxis xx.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

																																																																																	xx: xx: xxto PACER report the debtor had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xx-D of voluntary petition shows the value of collateral and amount of claim xxhence the unsecured portion is $x.xx on xx/xx/xxxx. xxPOC was filed by the creditor with claim# xx for the secured claim amount of xxwith the amount of arrearage is $xxx.xx on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxto the plan the debtor has paid $xxxx.xx previously and the new monthly payment is in the amount of $xxx.xx per month for x month then xx xxpayments of $xxx per month beginning xx, xxxx then xx xxpayments of $xxxx per month beginning xx, xxxx then xx xxpayments of $xxxx per month beginning xx, xxxx and after that xx xxpayments of $xxxx per month beginning xx, xxxx. xxto be paid to the xxxx xxis xx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35038345	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$274.30	7.430%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2008	xx	Not Applicable	7.430%	$285.50	01/01/2009	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by covid-19. xxstated hours cut due to covid-19. xxper comment dated xx/xx/xxxx, borrower stated reason for default is reduction in income.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx., A xxof xxof xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xx., A xxof xxof xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70641800	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.55	6.625%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior judgment (xx/xx/xx) available in the updated title report against xxin the amount of $x,xxx.xx in favor of " xx of xx" and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was not offered any resolution plan by servicer.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70788224	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$402.48	7.250%	360	xx	xx	Conventional	Fixed	Not Applicable	71.951%	71.951%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx xxand lender MERS as nominee for xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xxLLC”.
xxactive lien and judgment have been found on the updated title report.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85377831	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$316.65	7.125%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx. xxof assignment is complete as the current assignee is xx, LLC. xxactive judgments or liens have been found. xxannual tax is $xxx.xx.	xxhistory as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx. xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxRFD has been found in the latest xx months servicing comment.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35818888	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$508.27	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx.
xxof assignment has been completed. xx, the mortgage is with xxLLC. which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of MERS as nominee for xx.

xxare x state tax liens in the total amount of $xxxx.xx in the favor of xxwhich were recorded on different dates.
xxare x IRS liens in the total amount of xxin the favor of xxof the xx - xxwhich were recorded on different dates.
xxis a judgment.
xxtaxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.

xx: xxloan is currently in collections and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure have been found. xxper the review of the PACER report, the borrower xxE. xxand xxM. xxhad filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxper the comment dated xx/xx/xxxx, the borrower’s income was impacted by xx. xxx months FB plan was offered. xx, it was again extended. xxfurther details have been found.

																																																																																	xx: xx: xxper the review of the PACER report, the borrower xxE. xxand xxM. xxhad filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58269977	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$1,118.82	6.555%	360	xx	xx	Conventional	Fixed	Refinance	77.876%	77.876%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xxa division of xxof xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $xxxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes PI $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

																																																																																	xx: xx: xx	Not Applicable	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7388472	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$601.63	7.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx.	xx	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx month and the UPB as of the data is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the debtor was discharged on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.
xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the debtor was discharged on xx/xx/xxxx.
																																																																																	xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63749649	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$324.09	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	Not Applicable	7.500%	$314.05	10/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with BSI xx, recorded with the xx.

xxof assignment has been completed. xxlast assignment is with xxLLC.

xxmortgages, liens and judgments are found against borrower and property is as follows:

x. xxare two xxactive against property in the favor of same lender xx, a public corporation, which were originated on different dates xx/xx/xxxx  and xx/xx/xxxx  in the amount of xxand xxrespectively.

x. xxare  three xxcard judgment active against borrower “xx” in the favor of different plaintiff’s ”, which were   recorded on different  dates  total in the amount of $x,xxx.xx.

xxto the payment history as of xx/xx/xxxx , the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx , the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxK. xxand xxC. xx) and lender is (xxLLC.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx . xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

																																																																																	xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xxK. xxand xxC. xx) and lender is (xxLLC.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx . xxmaturity date as per loan modification agreement is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59626464	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.15	6.000%	480	xx	xx	Conventional	Fixed	Purchase	72.016%	72.016%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx. xxon xx/xx/xxxx. xxchain of assignment is completed.	xx	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2554773	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$372.37	8.125%	360	xx	xx	Conventional	ARM	Purchase	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2013	xx	Not Applicable	4.000%	$209.67	12/01/2013	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.	Note	xx	x: Curable		* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. The loan has been modified on xx/x/xxxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76379750	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.45	6.900%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on xxlien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xxand xxwhich was recorded on xx/xx/xxx.

xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Note	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file and there is no evidence to know whether the loan has been modified or not."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51041047	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.26	6.625%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated reason for default as hours cut due to covid. xxfurther details found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86107021	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$423.23	8.125%	360	xx	xx	Conventional	Fixed	Not Applicable	43.846%	43.846%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the payment history as of xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed.
xxare x junior hospital liens for the total amount of $xxxx.xx.

xx	xx: xxloan is in the collection. xxper the comment dated xx/xx/xxxx, the reason for default is excessive obligation. xxproperty is owner occupied. xxdamage and repairs have been found. xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.

																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32276889	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$471.60	7.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xxof xx, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC D/B/A xx”, which was recorded on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xx	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.

																																																																																	xx: xx: xxper the PACER report, the borrower “xxR. xxand xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxplan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx states the amount of secured claim is xxwith arrearage amount of xx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13135824	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$452.99	7.625%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4.375%	$274.43	08/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, recorded with the xx/xx# xx / xxx.

xxof assignment has been completed. xxlast assignment is with xxLLC.

xxactive liens and judgments have been found against borrower and property.

xxare no prior year real estate delinquencies.
xx	xx: xxcurrent status is collection.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xxto the collection comment dated xx/xx/xxxx, the sale was scheduled on xx/xx/xxxx.hence the foreclosure was initiated .xxas per comment dated xx/xx/xxxx ,the FC action was closed due to loan reinstatement.
																																																																																	xx: xx	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history tape data is the $xxx.xx and PITI is $xxx.xx and the rate of interest is x.xxx %.xx, there is an decreased in P&I with respect to xxdata which seems that there would be a possible modification. xxmodification document is not found in the loan file.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34538394	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,304.59	6.375%	240	xx	xx	Conventional	Fixed	Refinance	78.541%	78.541%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
x) xxis a junior mortgage open against the property in the favor of  xxof xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a junior mortgage open against the property in the favor of xxof xx, NA in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx.

xxper comment (xx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxplan was extended on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxfurther details have been found.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74804721	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$456.07	7.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xxLLC, xxand xx”, which was recorded on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxhas been out of work due to covid. xxper latest comment dated xx/xx/xxxx, the forbearance plan has been extended for x months from xx/xx/xxxx to xx/xx/xxxx.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53193408	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$554.15	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	84.906%	84.906%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	04/01/2019	xx	$24,566.75	4.875%	$389.34	05/01/2019	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxand xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxis a junior mortgage open against the property in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxare judgments open as follows:
x) xxis a civil judgment open against the borrower in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a civil judgment open against the borrower in the favor of xx in the amount of x,xxx.xx which was recorded on xx/xx/xxxx.
x)  xxis a civil judgment open against the borrower in the favor of xx in the amount of xx,xxx.xx which was recorded on xx/xx/xxxx.
x) xxare three civil judgments open against the borrower in the favor of xx in the total amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month.	xx: xxis in collections.

xxper comment (xx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
																																																																																	xx: xx: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8829406	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,293.01	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	64.615%	64.615%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4.000%	$821.49	11/01/2013	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx and it was recorded on xx/xx/xxxx xxchain of assignment has been completed. xxactive judgments or liens have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.

xxper comment (xx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xxxx to x/xx/xx. xxfurther details have been found.
																																																																																	xx: xx: xx	xxper conventional interest only xxinterest rate was x.xx% and P&I was $x,xxx.xx. xxseller tape and payment history as of xx/xx/xxxx shows current P&I is $xxx.xxand interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70367144	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.05	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	09/01/2017	xx	$59,632.53	3.625%	$549.51	10/01/2017	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxforeclosure proceedings have been found in the recent xx months. xx, the foreclosure was started in xxxx and the lis pendens (xx# xx xx# xx was filed on xx/xx/xxxx with the case# xx xxfurther details have been found when this case was closed.
xxper comment (xx) dated x/xxxxxx, the borrower income has been impacted by xx-xx. xxx months forbearance plan was approved beginning from xx/xx/xxxx. xxfurther details have been found.

																																																																																	xxdoc locator: xx	xxwas modified on xx/xx/xxxx with UPB xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45438416	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.24	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/02/2018	xx	Not Applicable	6.625%	$996.00	09/01/2058	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxa division of xxof xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
x) xxare four notices of state tax liens open against the borrower in the favor of xxof the xxin the total amount of xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
x) xxis a civil judgment open against the borrower in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxinstallment county taxes of the year xxx were due on xx/xx/xxxx in the amount of $x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxper comment (xx) dated xx/xx/xxxx, the reason for default is due to xx-xx pandemic. xxfurther details have been found.
																																																																																	xxdoc locator:xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71682602	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,345.08	7.125%	360	xx	xx	Conventional	Fixed	Purchase	99.977%	99.977%	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/01/2019	xx	$32,821.04	4.500%	$705.26	07/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx. xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on other lien position. xxthere are two HOA liens on the subject property first one in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx, xxand second one is in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx, xx.

xxthere is one junior mortgage on the subject property in the amount of xxin favor of CitiFinancial, inc. and xxwhich was recorded on xx/xx/xxxx.
xx	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.                      .
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19 and forbearance plan was started on xx/xx/xxxx.

																																																																																	xx: xx: xx	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99919326	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,640.98	7.125%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2015	xx	$75,199.21	4.250%	$1,441.01	01/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx. xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on second lien position. xxthere is one xxlien on the subject property in the amount of $x.xx which was recorded on xx/xx/xxxx in favor of xx's xx.
xx	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.                      .
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx no further detail available bankruptcy.
 xxto latest servicing comments borrowers income was impacted by covid-19 and forbearance plan was started on xx/xx/xxxx.

																																																																																	xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx no further detail available bankruptcy.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15808400	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.74	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2009	xx	Not Applicable	4.500%	$349.76	04/01/2009	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xx. xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on xxlien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xx & xxand xxwhich was recorded on xx/xx/xxxx.

xx	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand interest bearing amount of xxto the xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months and  xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xxx months with a new maturity date of xx/xx/xxxx.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19.

																																																																																	xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand interest bearing amount of xxto the xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xx months and xxstep modification rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx for xxx months with a new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28922063	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$159.27	8.250%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to xx.
xxare x active water/sewer liens available in the updated title report against xxin the total amount of $x,xxx.xx in favor of "xxof xx-BIBB xx".

xxprior year delinquent taxes have been found in the updated title report.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings and xxfilings.
xx: xx: xx	xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
																																																																																		xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65086557	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,779.90	6.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on second lien position. xxthere is one xxsewer lien on the subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xxJ. O'xx, xxof xx.

xx	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x.xx and bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx no further detail available bankruptcy.
 xxto latest servicing comments borrowers income was impacted by covid-19.

																																																																																	xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x.xx and bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx no further detail available bankruptcy.	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $x,xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36715937	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$656.93	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	65.359%	65.359%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	12/01/2019	xx	Not Applicable	6.875%	$700.60	01/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71351162	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.00	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	76.515%	76.515%	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2017	xx	Not Applicable	3.500%	$304.10	03/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xst xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx, LLC D/B/A xxwhich was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xxand xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a hospital lien in the favor of xx & xxPC in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxare x state tax liens in the favor of xxof xxin the amount of $x,xxx.xx which was recorded on different dates.
xxfor the year xxxx is due in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.	xx	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx, the reason for default is reduction in income. xxborrower has been impacted by covid-19.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxP xxand (xx) xxLLC, on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxP xxand (xx) xxLLC, on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68488952	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,128.48	7.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for SunTrust xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with  xx which was recorded on xx/xx/xxxx.

xxis a civil judgment against the borrower in the favor of xx, LLC in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xx	xx: xxper the review of collection comments, the current status of the loan is performing. xxreason for default is unable to determine. xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxcase is active and the last filing date is xx/xx/xxxx. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
																																																																																	xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxcase is active and the last filing date is xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is the $xxx.xx and current rate of interest is x.xxx%. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx however the modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91577402	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,261.63	7.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with SunTrust xx, xxon xx/xx/xxxx the chain of assignment is complete.

xxis on xxlien position. xxthere is one xxlien on the subject property, in the amount of xxin favor of xxwas recorded on xx/xx/xxxx.

xxxxcombined annual taxes are due in the amount of $xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
 xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.

																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84623319	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.11	8.250%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found.
xxinstallment county taxes for the year of xxxx are due in the amount of $xxx.xx which was due on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxxxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxxxx%. xxnew UPB is reflected in the amount of xx.
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxper the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Curable		* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at “xxxxxxxxxx_xxxxxxxx pg# xx which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67745792	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,970.79	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	53.097%	53.097%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	$126,041.50	4.625%	$1,345.87	06/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xxon xx/xx/xxxx. xxchain of assignment is completed.

xxis on xxlien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xxand xxwhich was recorded on xx/xx/xxxx.

xxxx xxannual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx and xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
 xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.

																																																																																	xx: xx: xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx and xxborrower has also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Final appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67246545	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$733.03	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	74.000%	74.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xxon xx/xx/xxxx. xxchain of assignment is completed.

xxare two xxliens open against the borrower, first one in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxsecond one is in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxto updated title report dated x/xx/xxxxthere is xxmatches issue with subject property but address and/or parcel do not.

xxxx xxannual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx/xx/TPP: xxevidences found in the loan xxand the latest xx months servicing comments regarding current or prior loan modification xxfurther evidences available in the last xx months servicing comments regarding whether borrower made all the plan payments.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.

																																																																																	xx: xx: xx	Not Applicable	Credit Report Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Final appraisal is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87320057	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.86	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xxLLC, xxand xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxprior year delinquent taxes have been found.	xx	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx, the reason for default is unexpected bills.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73571486	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$647.12	7.875%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	$7,481.26	4.750%	$484.12	09/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xxon xx/xx/xxxx. xxchain of assignment is completed.

xxto updated title report dated xx/xx/xxxx there is no judgment and liens available in title report

xxxx xxannual taxes are due in the amount of $xx.xx and xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is performing. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower has also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xxand bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.
xxto latest servicing comments borrowers income was impacted by covid-19.
xxto latest servicing comments there was damage in property but amount and damage resolution in not mentioned comments.

																																																																																	xx: xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xxand bankruptcy was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower has also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Final appraisal is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97331338	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$988.02	8.055%	360	xx	xx	Conventional	Fixed	Not Applicable	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/09/2012	xx	Not Applicable	3.875%	$768.11	06/01/2012	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xxa division of xx.”
xxper updated title report, there is a active junior credit card judgment available against the borrower I the amount of $xxx.xx in the favor of “xxLLC” & recorded on xx/xx/xxxx.
xst & xnd installment county taxes for the year of xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx. xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per month for xx months to the trustee.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.

xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
																																																																																	xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx. xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per month for xx months to the trustee.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $ $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72279137	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$756.24	7.825%	360		xx	xx		Conventional	Fixed		Not Applicable	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2009	xx	Not Applicable	4.500%	$543.71	09/01/2009	Financial Hardship
xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xx, xx. and was recorded on xx/xx/xxxx with xx# xx xxxxx xxx / xxx in the amount of xx.

xxof the assignment is complete.

xxactive judgments or liens found against the borrower/xxproperty.

xxcombined annual taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior delinquency taxes are found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is xxof xx.
xxper collection comment, the subject property is owner-occupied.

																																																																																	xx: xx: xx	xxstep modification agreement made between borrower xxand xxand xxLP (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75047803	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$765.10	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/10/2017	xx	Not Applicable	4.000%	$405.93	05/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxmortgage xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC f/k/a xx, LLC d/b/a xx.
xxis one senior IRS lien against the borrower xxR xxin the favor of xxof xxfor the amount of xxwhich was recorded on xx/xx/xxxx.
xxare x junior IRS liens against the borrower xxR xxin the favor of xxof xxfor the total amount of xxwhich was recorded on different dates. xx, the IRS liens amount is greater than the original loan amount.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower income impacted by covid-19. xxplan has been approved for xx months which was started from xx/xx/xxxx. xxplan has been extended from xx/xx/xxxx to xx/xx/xxxx.
xxproperty is owner occupied.
xxper the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property had damaged to roof for the amount of xx. xxcomment does not show the any information regarding damage or repairs.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower and the lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67756334	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,095.76	7.000%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2019	xx	$13,775.69	4.250%	$561.97	04/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xxtrust xx.
xxchain of assignment is complete.
xxare no active judgments and liens.
xxcounty taxes for the year of xxxx-xx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxto the comment dated xx/xx/xxxx the RFD is curtailment of income. xxFB plan has been started from xx/xx/xxxx for x months. xxfurther information has been found.

xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
xxborrower had also given the promise to pay the deferred balance in the amount of xxand the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.
																																																																																				xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88102367	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,260.28	6.680%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2019	xx	Not Applicable	4.000%	$1,416.94	11/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx, LLC which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a civil judgment open against the borrower in the favor xx, LLC in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxinstallment city taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

																																																																																	xxdoc locator: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $$x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2405407	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.04	6.875%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/01/2013	xx	$6,118.17	4.000%	$307.12	04/01/2013	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx, LLC.
xxis a junior mortgage in the amount of xx.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is xx months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is reduction in income.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxdeferred amount is $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29830408	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$293.54	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for SunTrust xx, recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xxLLC
D/B/A xx.

xxactive liens and judgments have been found against borrower and property.

xxare no prior year real estate delinquencies.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto collection comment dated xx/xx/xxxx,the RFD is the borrower has paid payment to prior servicer.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit report is missing from loan documents."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4713200	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$650.27	7.500%	360	xx	xx	Conventional	Fixed	Refinance	73.810%	73.810%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis a judgment in the amount of $x,xxx.xx in the favor of xx. which was recorded on xx/xx/xxxx.
xxis a mechanic’s lien in the amount of $x,xxx.xx in the favor of xxwhich was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by covid-19. xxstated reason for default as loss of income due to covid xx. xxplan for x months has been approved that begin on xx/xx/xxxx. xxper latest comment dated xx/xx/xxxx, reason for default is borrower is not working due to covid-19.

																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes PI $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I and rate with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.	Note	xx	x: Curable		* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. As per tape data, loan has been modified."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47801344	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$780.89	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2010	xx	Not Applicable	4.500%	$593.01	05/01/2010	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xxLLC.
xxis a junior xxtax lien in the amount of $x,xxx.xx in favor of xxof xxwhich was recorded on xx/xx/xxxx.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact.

																																																																																	xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith steps interest rate completing in x steps. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98810719	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.59	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2017	xx	Not Applicable	7.375%	$576.13	09/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxa division of xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found.
xxinstallment county taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xx, the borrower had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.

xxdoc locator: xx
																																																																																	xx: xx: xx	xxloan modification agreement was made between on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97055698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,113.42	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2011	xx	Not Applicable	2.375%	$1,265.75	08/01/2011	Financial Hardship	xxper the xxtitle report dated on xx/xx/xxxx there are no delinquent taxes and there are no active liens and judgments against the borrower. xxof assignment is also complete. xxsubject mortgage in the amount of xxwhich was recorded on xx/xx/xxxx is on first lien position and there is one junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx.	xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. xxto payment history next due date is xx/xx/xxxx. xxborrower’s current P&I is in the amount of $x,xxx.xx. xxbalance reflecting in payment history is in the amount of xx.	xx: xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent but xxdated on xx/xx/xxxx shows RFD as borrower is impacted by the COVID-xx. xxincome was reduced due to COVID-xx. xxto collection comment there are no property damages.
																																																																																	xx: xx: xx	xxloan was modified between borrower xxW. xxand xxand the lender xxLLC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $x,xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx. xxare x steps in this modification and borrower is currently making the payment according to xth step in which principal and interest is in the amount of $x,xxx.xx with rate of x.x%.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50702673	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,002.98	7.750%	360	xx	xx	Conventional	Fixed	Not Applicable	70.000%	70.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for SunTrust xx.

xxprior years delinquent taxes have been found pending.	xxdated as of xx/xx/xxxx the delinquency has been done for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in collection. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of xx.
xxdated as of xx/xx/xxxx the delinquency has been done for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77527935	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$817.39	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by covid-19. xxstated loss of income due to covid-19. xxterm forbearance plan has been approved for x months that began from xx/xx/xxxx. xxper latest comment dated xx/xx/xxxx, forbearance plan has been extended for x months that starting from xx/xx/xxxx to xx/xx/xxxx xxper the PACER report, the borrower “xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxplan was confirmed on xx/xx/xxxx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.

																																																																																	xx: xx: xxper the PACER report, the borrower “xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxplan was confirmed on xx/xx/xxxx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx %. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I and rate with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96274978	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$672.56	6.305%	360	xx	xx	Conventional	Fixed	Refinance	62.057%	62.057%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2010	xx	Not Applicable	2.000%	$389.32	11/01/2010	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xxa division of xxand recorded on xx/xx/xxxx for the amount of xx. xxchain of assignment has been completed, currently the assignment is with xxLLC. xxare no active liens and judgments found against the borrower. xxfor the year xxxx are paid in the amount of $xxx.xx. xxprior year tax delinquency has been found.	xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair.  xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

																																																																																	xx: xx: xx	xxstep loan modification agreement was made between the lender xx, LLC and the borrower xxN. xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xx%.xxmodification does not contain balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50707087	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,740.69	6.975%	360	xx	xx	Conventional	Fixed	Refinance	66.582%	66.582%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/09/2016	xx	Not Applicable	3.875%	$1,169.71	04/01/2016	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed.
xxand xx;
x) xxcertificate of sale for unpaid municipal lien has been found against the subject property recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xxM. xx, xxof xx.	xx	xx: xxto payment history the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx.
xxmodification agreement was made between the borrower xxand lender xxLLC, on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx.
xxforeclosure was not initiated in the loan.
xxhas not filed bankruptcy yet.
xxcomment dated xx/xx/xxxx shows the reason for borrower's default as xxaffected. xxborrower was given covid forbearance plan for x months with the start date of xx/xx/xxxx till xx/xx/xxxx. xxdated xx/xx/xxxx shows that the covid FB plan was extended from xx/xx/xxxx till xx/xx/xxxx. xxdated xx/xx/xxxx shows that the xxFB plan was again extended from xx/xx/xxxx till xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows that the plan was again extended from xx/xx/xxxx till xx/xx/xxxx.
xx: xx: xx	xxmodification agreement was made between the borrower xxand lender xxLLC, on the effective date of xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80487439	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$478.39	$641.13	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin MERS as nominee for xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, N.A.” instead of “xx”

xxactive judgments or liens found.

xxannual xxtaxes for xxxx have been due in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45528321	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.12	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	51.160%	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	$45,550.87	2.000%	$326.54	07/01/2016	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xxwhich was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has not been completed as the mortgage is currently with the current assignee xxLLC D/B/A xx.
xxis one xxagainst the name of borrower in the total amount of $x,xxx.xx in favor of FivePoint xxwhich was recorded on xx/xx/xxxx.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is xx.

xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal in the amount of xxhence the interest-bearing balance is xx. xxrate was started from x.xx% with P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $xxx.xx.

xxper comment dated xx/xx/xxxx borrower has been impacted by xx-xx and RFD is unemployment. xxshort term x months forbearance was approved which was begun from xx/xx/xxxx. xxper comment dated xx/xx/xxxx the FB plan extended till xx/xx/xxxx. xxmore details are available.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.

																																																																																	xx: xx: xx	xxlatest modification agreement was made on xx/xx/xxxx with step amortization. xxnew principal balance is xxfrom which lender agreed to defer the principal in the amount of xxhence the interest-bearing balance is xx. xxrate was started from x.xx% with P&I $xxx.xx. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx% and P&I $xxx.xx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal Report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57139159	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$876.77	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	634	Not Applicable	59.533%	First	Unavailable	Not Applicable	Not Applicable	03/12/2020	xx	$12,724.89	3.625%	$464.43	03/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxprior year delinquent taxes have been found.	xx	xx: xxper the review of the servicing comments, currently, the loan is in collection.
xxper the comment dated xx/xx/xxxx, the reason for default is excessive obligation.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxR xxand (xx) xx, on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxhad filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the debtor was discharged and the case got terminated on xx/xx/xxxx.	xxloan modification agreement was made between (borrower) xxR xxand (xx) xx, on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance in the amount of xx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41002727	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$673.30	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	651	Not Applicable	62.234%	First	Unavailable	Not Applicable	Not Applicable	02/01/2018	xx	$8,551.67	3.875%	$335.05	03/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xST xx/xxof xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxare two civil judgments open against the borrower in the favor of xxof xxin the total amount of $xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxper comment (xx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx.  xxx months forbearance plan was approved beginning from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xx to xx/xx/xx. xxper comment (xx) dated xx/xx/xxxx, the xx-xx forbearance plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

xx, the borrower had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxcase was discharged and it was terminated on xx/xx/xxxx.

																																																																																	xxdoc locator: xx	xxwas modified on xx/xx/xxxx with UPB xx. xxUPB, the principal balance was deferred in the amount of $x,xxx.xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39142806	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,522.65	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	84.000%	84.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	62.742%	First	Final policy	Not Applicable	Not Applicable	01/01/2015	xx	Not Applicable	2.000%	$1,059.90	01/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx, N.A.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated reduction of pay due to covid-19. xxterm forbearance plan has been approved for x months that began from xx/xx/xxxx. xxper latest comment dated xx/xx/xxxx borrower stated the reason for default is unemployment due to covid xx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxD xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, which will get change in x steps till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxD xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, which will get change in x steps till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92344516	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$314.65	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	577	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx, xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has not been completed, no latest assignment has been found. xxare no active liens and judgments found against the borrower.
xxand xxtaxes for the year xxxx are paid in the amount of $xxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower’s income impacted due to covid-19.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95008744	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$808.30	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	507	Not Applicable	50.598%	First	Final policy	Not Applicable	Not Applicable	06/20/2018	xx	Not Applicable	6.250%	$514.09	08/01/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis an IRS lien in the amount of $x,xxx.xx in the favor of xxof the xx - IRS which was recorded on xx/xx/xxxx.
xxtaxes have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted.
xxto comment dated xx/xx/xxxx, borrower was impacted by covid-19. xxstated the reason for default is illness due to covid xx. xxhas been approved for x months that began on xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender “xxLLC”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72965145	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.55	7.305%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/13/2017	xx	$43,284.68	4.000%	$422.11	01/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxa division of xx.

x. xxis active xxavailable in the updated title report against the borrower in the amount of $xxx.xx in favor of “xxof xx” and it was recorded on xx/xx/xxxx.

x. xxis active xxjudgment available in the updated title report against the borrower in the amount of $ x,xxx.xx in favor of “xxI, LLC C/O xx & xxLLC” and it was recorded on xx/xx/xxxx.

x. xxis active xxjudgment available in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.

xxxnd installment of annual county taxes is due in the amount of $ xxx.xx for the year xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74701447	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$997.93	6.625%	360	xx	xx	Conventional	Fixed	Refinance	99.268%	99.268%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/29/2011	xx	$48,304.17	4.625%	$515.79	02/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx”.

xxannual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx RFD of the loan is xxof income/ xxlost job. xxstatus is xxoccupied.
xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43651259	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$586.44	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xxa division of xx.”
xxper updated title report there is a state tax lien available against the subject borrower in the total amount of xxin the favor of “xx’s xx” & recorded on xx/xx/xxxx.
xst installment of county taxes for the year xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxdebtor (xxL xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxto the debtor's amended chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $xxx.xx per month for xx months to the trustee. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
xx: xx: xxdebtor (xxL xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
																																																																																	xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxto the debtor's amended chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $xxx.xx per month for xx months to the trustee. xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66853177	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/11/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.20	7.167%	180	xx	xx	Conventional	Fixed	Purchase	66.667%	66.667%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2018	xx	Not Applicable	7.167%	$286.52	04/01/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx, LLC.
xxare no active liens and judgments found against the borrower.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection. xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxcomments have been found regarding the income impacted due to covid-19.

																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xxLLC and the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxmodification does not contain balloon payment.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58562192	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.34	7.875%	240	xx	xx	Conventional	Fixed	Cash Out	18.727%	18.727%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xx, xxof xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx.
xxchain of assignment is complete as the current assignee is xxLLC.
xxcounty for the year xxxx annual tax is paid in the amount of $xxxx.xx.
																																																																																xx	xx: xxloan is performing. the last payment was made for the due date of xx/xx/xxxx, the next due date is xx/xx/xxxx. xxborrower is current in his payments. xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31627082	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$608.21	7.970%	360		xx	xx		Conventional	Fixed		Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xxand was recorded on xx/xx/xxxx with xx# xx xxxxxxxxx in the amount of xxof the assignment is complete. xxis one active xx, xxor xxjudgment or lien found against the borrower/xxproperty which was recorded on xx/xx/xxxx in the favor of xxin the amount of $x,xxx.xx. xxxst combined taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx. xxxnd combined taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx. xxprior delinquency taxes are found.	xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx. xxreason for default is business is down. xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied. xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16257308	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$894.83	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/24/2020	xx	Not Applicable	3.500%	$502.65	04/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the xxLLC f/k/a xx, LLC d/b/a xx.
xxactive liens and judgment have been found.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower’s income impacted by covid-19. xxplan has been approved for xx months which was started from xx/xx/xxxx. xxplan has been extended for xx months from xx/xx/xxxx till xx/xx/xxxx.
xxper the BPO report dated xx/xx/xxxx which is located at “xx”, the subject property is owner occupied. xxdamage and repairs have been found.

																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx between the lender and the borrower. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx and the interest rate of x.xxx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11984185	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/15/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,127.28	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/01/2017	xx	$16,992.45	4.250%	$1,269.10	07/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xx, xx. which was recorded on xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88688190	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.93	6.875%	360	xx	xx	Conventional	Fixed	Refinance	78.000%	78.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2010	xx	$107,900.00	2.000%	$502.18	06/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx.”.

xxxst installment of annual county taxes has been paid in the amount of $ xxx.xx on xx/xx/xxxx.
xxxnd installment of annual county taxes is due in the amount of $xxx.xx for the year xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx RFD of the loan is xxof income/xx-xx and xxplan xxfor x months to begin from xx/xx/xxxx. xxoccupancy of the property is owner occupied.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay for the initial P&I in the amount of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2160017	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$775.18	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/05/2016	xx	Not Applicable	3.500%	$415.82	01/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx”.

xxannual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx xx's income has been affected by xx-xx and xxplan xxfor x months to begin from xx/xx/xxxx. xxstatus of the property is xxoccupied.
xxdebtor (xxL xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx. xx, the debtor was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor (xxL xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx. xx, the debtor was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54349852	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$583.09	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand lender MERS as nominee for xx which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxis an active junior mortgage in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.
xxis an active xx/xx/xxlien against the subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xxof xx. xxsupporting documents is attached with the updated title report.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxper comment dated xx/xx/xxxx the borrower has been affected by the COVID-xx.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the revised maturity dated which is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92629675	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,027.02	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	xx	$70,777.48	4.500%	$1,014.21	10/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.x%. xxcurrent unpaid principal balance is in the amount of xxand modification deferred balance is xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.x%. xxcurrent unpaid principal balance is in the amount of xxand modification deferred balance is xx.

xxper comment (xx) dated xx/xx/xxxx, the borrower income has been impacted by xx-xx.  xxx months forbearance plan was approved beginning from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the plan was extended from xx/xx/xx to xx/xx/xx. xxper comment (xx) dated xx/xx/xxxx, the xx-xx forbearance plan was extended from xx/xx/xx to xx/xx/xx. xxper comment (xx) dated xx/xx/xxxx, the xx-xx forbearance plan was extended from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

																																																																																	xxdoc locator:xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.x% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45070767	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$675.17	6.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	592	Not Applicable	44.494%	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	5.125%	$426.57	08/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xxLLC D/B/A xx.
xxactive liens and judgments have been found against the borrower and subject property.
xxcounty taxes for year xxxx have been paid off in the amount of $xxx.xx.
xxtaxes for year xxxx have been paid off in the amount of $xxxx.xx.
xxtaxes for year xxxx have been paid off in the amount of $xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx	xx:
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxper comment dated xx/xx/xxxx, the reason for default is borrower’s job was placed on hold due to xx-xx. xx, it is unable to determine that the borrower was impacted by xx-xx or not.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23115005	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,497.65	7.680%	360	xx	xx	Conventional	Fixed	Refinance	78.876%	78.876%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/13/3018	xx	$118,354.88	4.000%	$1,154.18	02/01/2018	Financial Hardship	he review of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx and was recorded on xx/xx/xxxx.xxchain of assignment is unavailable as the current assignment of mortgage is with "xx". xxcounty property tax for the year xxxx was paid on xx/xx/xxxx is in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxlien and judgment are active on the title	xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xx%.	xx: xxloan is in collection.
xxmodification agreement was made on xx/xx/xxxx . xxnew modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxand deferred amount is xxxxxx.xx the maturity date is xx/xx/xxxx.
xxof the payment history provide from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is x month delinquent. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xx%.
xxper servicing comments, the comments are available xx/xx/xxxx and xx/xx/xxxx. xxthat as per latest comments dated xx/xx/xxxx the reason of default is curtailment of income.
xxand foreclosure activity found on the loan file.
xxdamage or repairs found on the subject property.

																																																																																	xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx . xxnew modified rate is x.xx% and borrower promises to pay P&I in the amount of $xxxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxand differed amount is xxxxxx.xx the maturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77287459	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,241.56	9.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	645	650	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	$54,897.88	3.500%	$764.09	10/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxa xxof xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xxLLC.
xxare two xxliens (xx) against the borrower in the favor of xxof xxin the amount of $ xxxx.xx which was recorded on different dates.
xxare four xx (IRS) against the borrower in the favor of IRS in the amount of xxwhich was recorded on different dates.
xxis xxcard judgment against the borrower in the favor of xx in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxcounty taxes for year xxxx have been paid off in the amount of $xxx.xx.
xxtaxes for year xxxx have been paid off in the amount of $xxx.xx.
xxschool taxes for year xxxx-xxxx have been paid off in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xxto the PACER, xxC. xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
xxwas discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxper comment dated xx/xx/xxxx, the borrower’s workplace was shut down due to xx-xx. xxthree months forbearance plan was approved. xxplan was started on xx/xx/xxxx. xx, it is unable to confirmed that the borrower was impacted by covid-19.
xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
xx: xx: xxto the PACER, xxC. xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
xxwas discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
																																																																																		xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69768568	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,733.01	7.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2016	xx	Not Applicable	2.125%	$816.70	02/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xxLLC xxis  HOA  lien against the subject property in favor of xx ,xxin the amount of $xxxx.xx
xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps xxto the  updated title report dated xx/xx/xxxx  shows that the subject mortgage was originated on xx/xx/xxxx  with lender MERS as nominee for SunTrust xx ,xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xxLLC xxis  HOA  lien against the subject property in favor of xx ,xxin the amount of $xxxx.xx

																																																																																	xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57309272	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.07	7.875%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx. with xx# xx xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xxLLC
D/B/A xx.

xxactive judgments or liens have been found against the borrower.

xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1810977	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$581.46	8.375%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2017	xx	$13,551.77	4.250%	$249.33	07/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xx county property taxes for the year xxxx were paid on xx/xx/xxxx in the amount of $xx.xx.xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows that the loan is performing. xxshows the willingness and ability of borrower to pay the payment is fair also its servicer rating did meet the expectation previously the borrower was offered modification plan by servicer.
xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx.xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxcomment pertaining foreclosure found in the loan file.
xxrogers and xxR xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.xxpetition was filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.
xxcomment pertaining damage to the subject property has been observed.
																																																																																	xx: xx: xxrogers and xxR xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.xxpetition was filed on xx/xx/xxxx.xxper case summary the current status of bankruptcy is standard discharged and case terminated.	xxmodification agreement was made between xxrogers and xxand lender xxLLC on xx/xx/xxxx.xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx.xxnew principal balance is xx.xxmaturity date is xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27072699	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,536.08	7.125%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2018	xx	$66,339.68	4.500%	$695.89	09/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xxLLC D/B/A xx.

xxannual xxtaxes for xxxx have been due in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the plan was not confirm. POC was not filed because chapter-x. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
																																																																																	xx: xx: xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the plan was not confirm. POC was not filed because chapter-x. xxwas discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx. xxis deferred of xxand interest bearing is xx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
83425676	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,102.32	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	658	599	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	$62,859.43	4.125%	$624.45	08/01/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of $x,xxx.xx in favor of xxwhich was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $x,xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx.
 xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of  modification.
xxtape data indicates the latest modification was made on xx/xx/xxxx. xxtape data also shows the first payment date was xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxoriginal rate is x.xxx% and mod original P&I is $xxx.xx. xxevidence has been found regarding the modification in latest collection comments.
																																																																																			Note Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The note agreement is missing from the loan file and lost note affidavit is also not found in the loan file, however the executed prior loan modification agreement dated xx/xx/xxxx is available in updated title report."		* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47482286	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,658.05	7.930%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	5.430%	$919.20	07/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xxa division of xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xxLLC which was recorded on xx/xx/xxxx.
xxis a credit card judgment in the favor of xxwhich was recorded on xx/xx/xxxx. xx, the amount is unavailable.
xxis a civil judgment in the favor of xxwhich was recorded on xx/xx/xxxx. xx, the amount is unavailable.
xxis a state tax lien in the favor of xxof xxand xxin the amount of $x,xxx.xx which was recoded on xx/xx/xxxx.
xxis a credit card judgment in the favor of xx, LLC in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a HOA lien in the favor of xx. in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xst installment of xxjurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xnd installment of county jurisdiction tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is the borrower has been impacted by covid-19.
xxper the comment dated xx/xx/xxxx, covid forbearance plan for x months has been approved that began from xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxand xxand (xx) xxLLC on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxand xxand (xx) xxLLC on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xxx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16880413	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$384.46	8.500%	360	xx	xx	Conventional	Fixed	Refinance	50.000%	50.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	4.000%	$222.20	08/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for SunTrust xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xxLLC D/B/A xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxannual installment of county jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x months and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is the borrower has been impacted by covid-19.
xxper the comment dated xx/xx/xxxx, covid forbearance plan for x months has been approved that began from xx/xx/xxxx.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxC xxand (xx) xxLLC on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxC xxand (xx) xxLLC on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment. xx, the loan has been modified in the year xxxx and xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76158011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,253.32	6.900%	360	xx	xx	Conventional	Fixed	Refinance	55.000%	55.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxM xx (borrower) and (lender) xx, xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xxLLC.
xxis an active mortgage prior to subject mortgage has been found. xxwas originated on xx/xx/xxxx in the amount of xxin favor of xxxxx xx, xx. xxwas recorded on xx/xx/xxxx.
xxis an HOA assessment lien active against the property in the amount of $xxx in favor of xx.
xxare xx water-sewer liens active in the total amount of $x,xxx.xx in favor of xx, .
xxis junior mortgage active found in the amount of xxin favor of xx. xxwas originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
xxcivil judgment has been found in the amount of $xxxx.xx in favor of xx, LLC.

xxfirst installments of county taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxsecond installments of county taxes for the year xxxx are delinquent in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxcurrent ownership is vested in the name of xxM xx (borrower).
xx	xx: xxreview of comment history shows that the loan is in collection.

xxreason for default is unable to be determined. xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found.

																																																																																	xx: xx: xx	Not Applicable	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73028931	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,953.13	$2,740.99	6.250%	360	xx	xx	Conventional	Fixed	Refinance	94.937%	94.937%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.655%	First	Final policy	Not Applicable	Not Applicable	01/01/2012	xx	Not Applicable	2.128%	$1,584.60	02/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xxchain of mortgage assignment has been completed. xxactive judgments or liens have been found.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx. xxdoc locator: xx
																																																																																	xx: xx: xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx. xxper trustees final report dated xx/xx/xxxx, the subject creditor claim arrearage was paid in the amount of xx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xxx% and the modified P&I was $x,xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xx% and P&I will be $x,xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6606932	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.65	5.875%	180	xx	xx	Conventional	Fixed	Refinance	55.963%	55.963%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	630	645	22.263%	First	Final policy	Not Applicable	Not Applicable	05/01/2014	xx	Not Applicable	5.875%	$247.37	06/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, N.A. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Unacceptable	* Property is Mobile Home (Lvl x) "The home is not affixed to the land. The appraisal report at the time of origination dated xx/xx/xxxx located at “xxxxxxxxxx_APPRAISAL_Nxxxxxxxxxxxxxxxx_x” reflects that the subject property type is single family. Also, the tape data shows the subject property type is single family. The subject mortgage legal description does not show the VIN# xx the final title policy located at “xxxxxxxxxx_xxxxxxxx Pg# xx created with ALTAx but the related copy is not attached with title policy. However, the affidavit of affixation document is missing from the loan files."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52148635	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$831.63	7.000%	360	xx	xx	Conventional	Fixed	Refinance	66.138%	66.138%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	593	Not Applicable	38.394%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, SSB which was recorded on xx/xx/xxxx.
xxchain of the assignment has not been found.
xxactive judgments or liens have been found.
xxfor the year xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is the borrower has been impacted by covid-19.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxsubject property has been occupied by the owner. xxper the comment dated xx/xx/xxxx, the subject property had damage to roof. xxfurther details have been found.
																																																																																	xx: xx: xx	xx		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2358059	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/19/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,112.45	7.500%	360	xx	xx	Conventional	Fixed	Not Applicable	74.000%	74.000%	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2014	xx	$49,309.93	4.625%	$526.53	08/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xxLLC. xxis on first lien position. xxis one UUC lien found on the subject property in the amount of $x.xx this was recorded on xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx:
xxper the comment dated xx/xx/xxxx, the borrower received a claim check in the amount of $x,xxx.xx for roof damage, and there is one more check received in the amount of $x,xxx.xx for tree removal and fence installation. xxcomments have been found regarding the estimated cost to repair the damages or the completion of the repairs.
xxper the comment dated xx/xx/xxxx, the servicer provided a x-month repayment plan to the borrower. xxstarted on xx/xx/xxxx.
xxper the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
																																																																																	xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65744595	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,411.42	6.875%	Not Applicable	xx	xx	Conventional	Fixed	Purchase	94.997%	94.997%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	714	Not Applicable	46.175%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx.”.

x. xxis xx, xxor xxavailable in the updated title report against the borrower in the amount of $ x,xxx.xx in favor of “xx” which recorded on xx/xx/xxxx.

x. xxare three HOA xx / COA xxavailable in the updated title report against the property in the total amount of $x,xxx.xx in favor of “xxat xx” which recorded on different dates.

xxxnd installment of annual city taxes is due in the amount of $ xxx.xx for the year xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x month. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx xxoccupancy is xx.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52698222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.07	6.500%	480	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	64.200%	First	Final policy	Not Applicable	Not Applicable	12/01/2011	xx	$55,665.00	2.000%	$769.07	01/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with SunTrust xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xxLLC. xxis on other lien position. xxare three active HOA liens found against the subject property in the combined amount of $ xxxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in bankruptcy.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis in active status.
 xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis in active status.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Credit Report	xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx. DTI is xx.xxx%."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53550421	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.85	5.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	771	Not Applicable	59.075%	First	Final policy	Not Applicable	Not Applicable	09/01/2017	xx	Not Applicable	4.250%	$948.57	10/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with xxa division of xxand was recorded on xx/xx/xxxx with xx# xx xxxxxxxxin the amount of xx.

xxof the assignment is complete.

xxactive judgments or liens found against the borrower/xxproperty.

xxxst county taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior delinquency taxes are found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is bankruptcy.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is unable to be determined.
xxper collection comment, the subject property is owner-occupied.

																																																																																	xx: xx: xxper PACER report, the borrower xxJ. xxfiled bankruptcy chapter-xx with case # xx xx/xx/xxxx. xxconfirmed chapter-xx debtor was supposed to pay the trustee the amount of $xxxx.xx for xx months. xxof xxfiled on xx/xx/xxxx. xxtotal amount of claim is xxand the amount of arrearage is $xxxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is $xxxx.xx.	xxmodification agreement made between borrower xxand xxLLC (“xx”) xx/xx/xxxx. xxper the modified term the new principal balance xx. xxpromise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "The Appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56443440	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.47	6.125%	360	xx	xx	Conventional	Fixed	Refinance	71.698%	71.698%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	Not Applicable	50.515%	First	Final policy	Not Applicable	Not Applicable	12/01/2010	xx	$20,900.00	2.000%	$548.94	12/01/2010	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has not been completed, no latest assignment has been found. xxare no active liens and judgments found.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx the borrower has been delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy.
xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

																																																																																	xx: xx: xx	xxmodification agreement was made between the lender xx ,N.A. and the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxamount of xxis the interest bearing amount and xxis the deferred amount. xxmodification does not contain balloon payment.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43599393	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/10/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$890.10	7.500%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xxLLC D/B/A xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active mortgage available in the updated title report against subject property in the amount of xxin favor of xxit was originated on xx/xx/xxxx recorded on xx/xx/xxxx.
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of $x.xx in favor of xx & xxand it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been due in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.

																																																																																	xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable				* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11462392	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.04	5.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	59.225%	First	Final policy	Not Applicable	Not Applicable	02/01/2016	xx	Not Applicable	4.000%	$856.31	02/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xxLLC d/b/a xxwhich was recorded on xx/xx/xxxx.
xxare x credit card judgments in the favor of xxin the total amount of xxwhich was recorded on xx/xx/xxxx.
xst installment of city jurisdiction tax of xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xnd installment of city jurisdiction tax of xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in bankruptcy and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxloan modification agreement was made between (borrower) xxand (xx) xxLLC on xx/xx/xxxx.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxhad filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the amount of arrearage is $x,xxx.xx. xxper the chapter xx plan, the debtor shall pay to the trustee the sum of $xxx.xx per month for xx months. xxdate of the last filing is xx/xx/xxxx.

xxloan modification agreement was made between (borrower) xxand (xx) xxLLC on xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxis no provision for the balloon payment.		xx	x: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22648851	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$468.39	7.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	675	Not Applicable	61.315%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxM. xxand lender MERS as nominee for xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xxLLC”.
xxare two active judgments against the borrower in the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx in favor of xx, LLC.
xxcounty tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.

xxper collection comments the subject property has been occupied by the owner and is in average condition.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Acceptable with Warnings			* DTI > xx% (Lvl x) "xxxx shows borrower income is $x,xxx.xx and total expenses are $x,xxx.xx DTI is xx.xxx%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50497584	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,594.07	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	Not Applicable	46.814%	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	$94,061.75	4.625%	$1,449.77	05/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx; xx for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxchain of assignment has been completed.

xxis an active HOA xx /COA xxagainst the borrower in the amount of $xxx.xx held by xx, xx. recorded on xx/xx/xxxx.

xxare two active  USA  against the property held by USA recorded on xx/xx/xxxx and xx/xx/xxxx in the total amount of xx.

xxis an active xxor xxagainst the property in the amount of xxheld by xxof xxrecorded on xx/xx/xxxx.

xxproperty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper comments the loan is in collections. xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxamount of xxhas been deferred from UPB. xxtotal interest bearing principal is in the amount of xx.xxborrower had promised to pay P&I payment in the amount of $x,xxx.xx with the rate of x.xxx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Origination Appraisal	xx	x: Acceptable with Warnings			* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10773385	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,999.58	4.500%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	758	49.795%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx under instru# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxare x UCC xxagainst the name of borrower in favor of xx, LLC which were recorded on xx/xx/xxxx and xx/xx/xxxx but amount mentioned as $x.xx.

xxxst and xnd annual xxfor xxxx have been paid in the amount of $ x,xxx.xx.

xxxrd installment of annual xxfor xxxx have been delinquent in the amount of $xx.xx and payable through the date of xx/xx/xxxx.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxper comment dated xx/xx/xxxx borrower has been impacted by xx-xx and requested the xx-xx FB xx. xxmore information has been found. xxthe time of loan origination borrower was xxof “xx” since xxx months.

xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, there was an unidentified income calculation error in the file. Loan was approved at xx.x%. Unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test. FAIL
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID fee violation for $xxx.xx due to fee increase greater than a xx% increase in “creditor's provider fees” in Section F for a Hazard Insurance Premium ($xxx.xx ). Valid COC required to clear violation."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement is missing from loan document."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $xxxxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx ReddyPage# xx and its recommendation is “Approve/Eligible with xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73508110	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$513.45	3.700%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	MGIC	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	43.133%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx’ in the amount of xxin favor of ‘xx’ which was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with ‘xx, xx.dba xx’. xxis mortgage against the subject property in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx’. xxactive judgments/liens have been found against the subject property/owner. xxprior delinquent taxes have been found. xxcounty taxes for xxxx are paid off in the amount of $xxx.xx.	xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.x% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx: NOTS DE MIERRE.pdf xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.x% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx. xxevidences have been found regarding foreclosure process and bankruptcy case. xxvisible damages have been found in available collection comments. xxper xxxx, borrower was working as ‘xx’ at ‘xx, xx, DBA J xx’ from x year and x months.
xx: xx: xx	Not Applicable	Final Title Policy Missing Disclosures	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "BWR was not employed at time of closing so unable to calculate ATR."	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the first lien prohibited fees test. Prohibited Fees: $x,xxx.xx (Processing Fee $x,xxx.xx)"
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta x.x, x) (Lvl x)     "A copy of the Final Title policy is missing in loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "covid-19 attestation form missing in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $xxx.xx per AUS/LP (Locator# xx LOAN PACKAGE DE MIERRE.pdf pg# xx and its recommendation is “Accept with xx.xx.”."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44534437	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,061.51	5.875%	360	xx	xx	Conventional	Fixed	Refinance	62.232%	62.232%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	32.000%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. which was recorded on xx/xx/xxxx. xxchain of the assignment has been completed. xxcurrent assignment is with xxLLC recorded on xx/xx/xxxx. xxis a xxlien active in the favor of xxin the amount of $xxxx.xx recorded on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxreason for default is unable to be determined. xxsubject property has been occupied by the owner.
xx: xxper the comment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xxsale was cancelled due to loss mitigation.
xx: xx	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxxx.xx and the rate of interest is x.xxx%. xx, there is decreased in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx. xxmodification document is not found in the loan file.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Result: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit report I missing from loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40255111	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,338.25	$1,825.15	6.625%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	638	Not Applicable	31.672%	First	Final policy	Not Applicable	Not Applicable	04/20/2017	xx	Not Applicable	3.875%	$935.13	05/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed. xxthe assignment is with xx, LLC.
xxis credit card judgment recorded on xx/xx/xxxx for the amount of $xxxx.xx in the favor of xx.
xxjunior mortgage was originated on xx/xx/xxxx with lender xxand xxfor the amount of xx.
xxtaxes for the year xxxx are paid in the amount of $xxxx.xx. xx, the xxxx utility taxes are delinquent in the amount of $xx.xx which was due on xx/xx/xxxx and good through as xx/xx/xxxx.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure. xxborrower had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the case was dismissed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the amount of POC is xx. xxchapter xx plan was filed on xx/xx/xxxx.
xxoccupancy is unable to determine. xxcomments have been found regarding the property damage or repair.  xxper the servicing comment dated xx/xx/xxxx the borrower's income has been impacted due to covid-19.

xx: xx: xxborrower had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx and the case was dismissed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the amount of POC is xx. xxchapter xx plan was filed on xx/xx/xxxx.	xxmodification agreement was made between the lender xx, xxand the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx.xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xxxx. xxmodification does not contain balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "The subject property is located in NJ state which is unlimited assignee liability for High cost loans. However, the final hud-x is missing from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated Hus and Itemization are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10835298	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$146,142.33	Not Applicable	xx	Not Applicable	$1,212.91	7.900%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	540	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx which was recorded on xx/xx/xxxx.

xxchain of the assignment has been completed. xxcurrent assignment is with xxLLC recorded on xx/xx/xxxx.

xxis a HOA lien active in the favor of xxof xx-owners of xx. in the amount of $x,xxx.xx recorded on xx/xx/xxxx.

xxannual taxes of xxxx have been delinquent on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined. xxsubject property is occupied by the owner. xxcomments have been found for damage or repairs.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand arrearage amount xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee $xxxx.xx for xx years.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: Result: FAIL Loan Data: xxMonths Comparison Data: xMonths Variance: xxMonths"
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The note date is x/x/xxxx and hud-x settlement date is x/xx/xxxx."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32965678	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$530.03	11.760%	300	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/01/2021	xx	$8,791.16	9.000%	$530.00	02/01/2021	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx, LLC.
xxactive liens and judgments have been found against the borrower and subject property.
xxcounty taxes for year xxxx have been paid off in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxevidence has been found regarding foreclosure and bankruptcy.

xxper comment dated xx/xx/xxxx, the RFD is excessive obligation.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of $xxxx.xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report I missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
44886324	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.63	3.250%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	750	Not Applicable	44.547%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for xx” for the amount of xx.
xxis junior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xxand xx” for the amount of $x,xxx.xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto seller tape latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I and interest rate are unable to be determined.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I and interest rate are unable to be determined. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed.
xx, the borrower is working at xxas a xxIII from x.x years.

xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "x. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

x. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

x. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/xxxx) that is after the Revised Closing Disclosure Delivery Date (xx/xx/xxxx). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $xx.xx on final CD dated xx/xx/xxxx. There is a total fee increased of $xx.xx for a Non-Shoppable Fee which exceeded the x% tolerance for Non-Shoppable Fees."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the revised closing disclosure delivery date test (waiting period required). "In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $xx.xx on final CD dated xx/xx/xxxx. There is a total fee increased of $xx.xx for a Non-Shoppable Fee which exceeded the x% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The provided Seller’s tape is showing an alert that the subject loan has TRID violation - APR Mavent fails that cannot be cured. The APR increased by more than x.xxx% on the final closing disclosure received x/xx/xxxx, and the borrower was not given an additional x day waiting period. The earliest closing should have been is x/xx/xxxx, this loan closed on x/xx/xxxx."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. and the loan was underwritten by AUS/DU (Locator# xx File - Connors.pdf Page# xx and its recommendation is “ACCEPT” and DTI is showing in it as xx.xxx%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90719528	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,128.04	3.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	100.395%	Full Documentation	Yes	Genworth	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	787	40.397%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for xx” for the amount of xx.
xxis junior mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “xx, a joint powers agency duly organized and validly existing under the laws of the state of xx” for the amount of $x,xxx.xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxand second installments of county taxes for the year of xxxx (xx) have been paid in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxloan has not been modified. xxborrower did not file bankruptcy. xxforeclosure was not initiated. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed.
xx, the borrower’s employment details are unable to be determined.

xx: xx: xx	Not Applicable	Credit Application Missing or error on the Rate Lock	xx	x: Curable	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "x. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

x. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

x. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/xxxx) that is after the Revised Closing Disclosure Delivery Date (xx/xx/xxxx). However, the method of delivery is marked as "Personal."

x. This loan failed the revised closing disclosure delivery date test (no waiting period required)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "since tCE Risk indicator is "Moderate" since this loan has points and fees that exceed the points and fees threshold. The loan amount is $xxx,xxx.xx or more, and the transaction's total points and fees is $x,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $xxx.xx on PCCD dated xx/xx/xxxx. There is a total fee increased of $xxx.xx for a Non-Shoppable Fee which exceeded the x% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan does not conform to program guidelines (Lvl x)     "The provided Seller’s tape is showing an alert that the original Investor (Golden State Finance Authority) rejected the subject loan for purchase due to invalid/missing AUS Findings - AUS Findings requires the gift funds to be included. We cannot rerun the AUS due to the expired credit and we could not rerun the credit after the loan has been closed. Investor did not grant the exception."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of Rate Lock Agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30641130	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$283.56	12.160%	360	xx	xx	Conventional	Fixed	Cash Out	82.550%	82.550%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/14/2019	xx	Not Applicable	5.500%	$130.24	04/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of xxin favor of xxand it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been due in the amount of $xxx.xx.

xxper updated title report dated xx/xx/xxxx delinquent taxes have been found in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
																																																																																	xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Credit Application Credit Report	xx	x: Acceptable with Warnings			* Application Missing (Lvl x) "Application is missing from the loan files." * ROR not hand dated by borrower(s) (Lvl x) "ROR date is not hand dated by borrower."	* Missing credit report (Lvl x) "Credit report I missing from loan file."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20866311	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$303.22	11.140%	240	xx	xx	Conventional	Fixed	Cash Out	85.585%	85.585%	Unavailable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof xxtitle report dated x/xx/xxxxshows that subject mortgage was originated on xx/xx/xxxx in the amount of xxand recorded on xx/xx/xxxx by lender xx. xth installment of combined taxes for year xxxx are due in the amount of $xxx.xx and xxthrough date is xx/xx/xxxx.
xxlien is active on subject property
xxin the amount of xxoriginated on xx/xx/xxxx and recorded on xx/xx/xxxx by lender xxof xx.	xxper xxdata , next due date is xx/xx/xxxx and last payment was received on xx/xx/xxxx. xxfurther information was found.	xx: xxper xxdata loan is performing.
xxper xxdata , next due date is xx/xx/xxxx and last payment was received on xx/xx/xxxx. xxfurther information was found.
xxfiled bankruptcy under xxxx on xx/xx/xxxx with case# xx xxpetition filed on xx/xx/xxxx shows amount of xxfrom which unsecured portion is $x,xxx.xx. POC was filed on xx/xx/xxxx with POC amount xxand amount of arrearage $xxx.xx. xxwas confirmed on xx/xx/xxxx. xxwas discharged on xx/xx/xxxx.
xxforeclosure related information found in the loan file.
xxpertaining damages and repairs were found to the subject property.
xx: xx: xxfiled bankruptcy under xxxx on xx/xx/xxxx with case# xx xxpetition filed on xx/xx/xxxx shows amount of xxfrom which unsecured portion is $x,xxx.xx. POC was filed on xx/xx/xxxx with POC amount xxand amount of arrearage $xxx.xx. xxwas confirmed on xx/xx/xxxx. xxwas discharged on xx/xx/xxxx.	xx	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Mortgage Insurance	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in New York. Below required state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part xx Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."	* Missing credit report (Lvl x) "Credit report I missing from loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80102137	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$367.50	11.284%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/11/2019	xx	Not Applicable	6.000%	$367.50	06/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx xxxxx /xxxx.

xxchain of assignment has been completed.

xxis an active junior mortgage against the property originated on xx/xx/xxxx in the amount of $x,xxx.xx held by xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxproperty taxes for the year of xxxx have been paid in the amount of $xxx.xx xxproperty taxes for the year of xxxx-xxxx-xxxx are delinquent in the amount of $x,xxx.xx xxare two active xxagainst the property held by xxand xxrecorded on xx/xx/xxxx and xx/xx/xxxx.

xxutility charges for the year of xxxx-xxxx are delinquent in the amount of $xxx.xx.
xx	xx: xx: xx: xx	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x statement is missing in the loan file. The fee itemization is also missing in the loan file."
* Note is missing or unexecuted (Lvl x) "The note is missing in the loan file. However, the loan was modified after origination."	* Application Missing (Lvl x) "The loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."	* Missing credit report (Lvl x) "Credit report I missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3372581	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,170.08	11.300%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/02/2018	xx	Not Applicable	2.000%	$341.90	05/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx.

xxchain of assignment has not been completed as the assignment is missing between  xx to xx.

xxactive judgments or liens found.

xxannual installment of combined taxes for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified four times since origination.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

xxper latest BPO dated xx/xx/xxxx, the subject property is owner occupied and is in average condition and the as-is price is quoted as xx.  xxcomments pertaining damage to the property were observed.
xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified four times since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD is missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Maine State. The following required state disclosures are missing from the loan file.
x. Notice to Cosigner
x. Title Attorney Disclosure
x. Choice of Insurance Notice
x. Withholding Tax Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43049971	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$395.22	12.060%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxLLC.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xx and it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been due in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently in collections.
xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan files even estimated hud and itemization of fees are missing from the loan files."	* Application Missing (Lvl x) "Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10236015	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$204.00	6.000%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/15/2019	xx	Not Applicable	6.000%	$204.00	12/01/2019	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject property was originated on xx/xx/xxxx with xx. xxchain of assignment has been completed. xx, the mortgage is with xx, LLC which was recorded on xx/xx/xxxx. xxare x junior mortgages first in the amount of $xxxx which was recorded on xx/xx/xxxx in the favor of xx, a xxand the other in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx. xxis judgment in the amount of $xxxx.xx which was recorded on xx/xx/xxxx in the favor of xx. xst and xnd instalment taxes for the year of xxxx have been paid in the amount of $xxx. xxprior year delinquent taxes have been found.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. xxUPB is xx. xxcurrent P&I is $xxx.xx and P&I is $xxx.xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxcomments have been found stating the borrower's income was impacted by xx. xxrepairs and damages have been found.
xx: xx: xx	xxmodification agreement was signed between the borrower xxand lender xxin xx, xxNRZ xx-xxIX on xx/xx/xxxx. xxUPB is xx.xxborrower promises to pay P&I in the amount of $xxx.xx with an interest rate of x.xx, beginning from xx/xx/xxxx. xxmaturity is x/xxxxxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. The lost note affidavit is also not found. The loan was modified."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93791801	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$468.44	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$301.36	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxare x state tax liens found on the subject property in the total amount of $x,xxx.xx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $xxx.xx along with interest rate of x.xx% till the maturity date of xx/xx/xxxx.
 xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of  modification.
xxevidence has been found regarding the modification in latest collection comments.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94892900	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$557.79	13.991%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/16/2016	xx	$25,100.72	7.000%	$931.00	07/01/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxfor the amount of xxwhich was recorded on xx/xx/xxxx. xxof assignment has been completed. xxassignment is with the “xxLLC”. xxis one junior mortgage against the subject property in the favor of xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx. xxactive liens and judgments have been found. xxcertificate is required.	xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent P&I is $xxx.xx and the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxdetails have been found regarding borrower income impacted by covid-19 or not.
xxloan was modified on xx/xx/xxxx between the borrower xxE. xx, xxJ. xxand the lender xxLLC. xxper the modified terms, the new principal balance is xx. xxinterest bearing amount is xxand the deferred principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the maturity date has been updated to xx/xx/xxxx and the UPB updated for the amount of xxwhich was due on xx/xx/xxxx.
xxborrower had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx.  POC was filed on xx/xx/xxxx for the secured claim amount is xxand the arrearage amount of $xxxx.xx.  xxplan was confirmed on xx/xx/xxxx.  xxdebtor was promised to pay for trustee in the amount of $xxx.xx for xx months. xxcase was dismissed and terminated on xx/xx/xxxx.
xxwas initiated in xxxx and the complaint was filed on xx/xx/xxxx with the case# xx (“xx (xx) pg# xx xxwas entered on xx/xx/xxxx. xxfurther details have been found regarding foreclosure.
xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxdamage and repairs have been found.

xx: xxwas initiated in xxxx and the complaint was filed on xx/xx/xxxx with the case# xx (“xx (xx) pg# xx xxwas entered on xx/xx/xxxx. xxfurther details have been found regarding foreclosure.

xx: xxborrower had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx for the secured claim amount is xxand the arrearage amount of $xxxx.xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was promised to pay for trustee in the amount of $xxx.xx for xx months. xxcase was dismissed and terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrower xxE. xx, xxJ. xxand the lender xxLLC. xxper the modified terms, the new principal balance is xx. xxinterest bearing amount is xxand the deferred principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the maturity date has been updated to xx/xx/xxxx and the UPB updated for the amount of xxwhich was due on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated hud-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36115746	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.17	9.400%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.500%	$662.15	Unavailable	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx, xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xx: xxforeclosure was started in xxxx and the lie pendens was filed on xx/xx/xxxx with the case# xx xxfurther details have been found when this case was closed. xxwas modified in xxxx.
xx: xx	xxper conventional interest only xxinterest rate was x.x% and P&I was $xxx.xx. xxpayment history as of xx/xx/xxxx shows current P&I is $xxx.xx and interest rate is x.x%. xxper the trial mod documentation the loan was modified with effective xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16130173	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.56	4.500%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	2.000%	$168.05	11/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor MERS as nominee for xx, a xxof xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.

xxproperty taxes for the year of xxxx have been paid in the total amount of $ x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper servicing comments the borrower is making payment regularly. xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx. xxis step rate modification. xxinitial rate was started from x.xx and will end on x.xx%.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x statement is missing in the loan file. The fee itemization is also missing in the loan file."	* Application Missing (Lvl x) "The final Loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31898352	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/01/2016	xx	$28,561.44	3.000%	$473.43	01/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx, f.s.b.

xxactive judgments or liens found.

xxxx xxxnd taxes have been delinquent in the amount of $x,xxx.xx and good through date on xx/xx/xxxx.
xxdated as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been performing and the UPB as of the data is in the amount of xx.
xxloan modification agreement was made between the borrower’s xxC xxand xxJ xxand current servicer and agent xxfund xx, xx, d/b/a xx, on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxdated as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
xx: xx: xx	xxloan modification agreement was made between the borrower’s xxC xxand xxJ xxand current servicer and agent xxfund xx, xx, d/b/a xx, on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUD-x is missing from the loan file."
* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file, however modification available in the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58306109	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$507.55	7.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxare x state tax liens against the borrower in the total amount of $x,xxx.xx in the favor of xxof xxof xxwhich was recorded on different dates.
xxtaxes have been paid.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxis in average condition and no evidence of damage has been found.
xxto comment dated xx/xx/xxxx, reason for default is curtailment of income.
xxevidence of foreclosure has been found.

xx: xx: xxper the PACER report, the borrower “xxL. xxand xxA. xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. POC was filed on xx/xx/xxxx states the amount of secured claim is xxwith arrearage amount of xx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxis conventional fixed rate note with P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I & rate with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Also, there is no estimated HUD-x or itemization available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file; we considered the values as x."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36990252	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$374.07	7.040%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/30/2020	xx	Not Applicable	4.500%	$250.00	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx”.

x. xxare four xx/xx/xxavailable in the updated title report against the borrower in the total amount of xxin favor of xxof xxwhich recorded on different dates.

x. xxis active xxjudgment available in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xxLLC” and it was recorded on xx/xx/xxxx.

x. xxare six xxavailable in the updated title report against the borrower in the total amount of $x,xxx.xx in favor of “xxof xxof xx” which recorded on different dates.

xxcombined annual county taxes are due in the total amount of $ xxx.xx on for the year xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper updated title report document (xx# xx PG# xx foreclosure proceedings were initiated on the loan & complaint was filed on xx/xx/xxxx. xx, it was dismissed on xx/xx/xxxx. xxmore evidences are regarding further foreclosure proceedings.
xx: xxper updated title report document (xx# xx PG# xx foreclosure proceedings were initiated on the loan & complaint was filed on xx/xx/xxxx. xx, it was dismissed on xx/xx/xxxx. xxmore evidences are regarding further foreclosure proceedings.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92514253	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	xx	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$280.00	Unavailable	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxDBA xxwhich was recorded on xx/xx/xxxx.

xxchain of the assignment has been completed. xxcurrent assignment is with xx recorded on xx/xx/xxxx.

xxare multiple civil judgments active in the favor of xxof xxin the total amount of xx.

xxxst and xnd installment of xxxx tax have been delinquent in the amount of $xxx.xx and $xxx.xx on xx/xx/xxxx.

xxxst installment of xxxx tax has been delinquent in the amount of $xxx.xx and on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collection. xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxreason for default is unable to be determined. xxsubject property has been occupied by the owner. xxcomments have been found for damage or repairs.
xx: xxper the updated title report dated xx/xx/xxxx the lis pendens was filed on xx/xx/xxxx. xxfurther details have been found.
xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Note Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. The loan is not modified since origination."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86250672	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	$563.86	3.000%	360	xx	xx	Conventional	Fixed	Not Applicable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	3.000%	$563.86	12/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxP. xx & xxV. xx (borrower) and (lender) xx, INC, in the amount of xx. xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxfirst installments of combined taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxsecond installments of county taxes for the year of xxxx are due in the amount of $xxxx.xx for the due date of xx/xx/xxxx. xxcurrent ownership is vested in the name of xxP. xx & xxV. xx (borrower).	xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xxreview of comment history shows that the loan is in collection. xxreason for default is curtailment of income.
xxproperty is owner occupied. xxdamage or repair to the property has been found.

xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xx: xxborrower xxP. xx & xxV. xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the amount of claim is xxand amount of arrearage is $x. xxschedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xxand the value of property is xxis no any evidence of cram down.	xxmodification agreement was done on xx/xx/xxxx. xxreason for modification is financial hardship. xxper the modified terms, the new unpaid principle balance is xxout of which, the borrower promises to pay the interest bearing amount of xxat the interest rate of x% with the modified P&I of $xxx.xx. xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxis no deferred balance has been stated.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The note document is missing from loan file. Lost note is also not found."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x settlement statement is missing from loan file. The itemization or estimated HUD-x is also not found."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     ""The truth in lending disclosure is missing from the loan file. ""
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88187702	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$719.23	10.720%	181	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/02/2018	xx	Not Applicable	3.875%	$275.08	05/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed. xxcurrent assignment is with “xx”, which was recorded on xx/xx/xxxx.
xxis no active lien/judgment against the borrower/subject property.
xxtaxes have been paid.
xxdelinquent taxes have been found for the prior years.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxis in average condition and no evidence of damage has been found.
xxto comment dated xx/xx/xxxx, reason for default is curtailment of income.
xxevidence of foreclosure has been found.

xx: xx: xxper the PACER report, the borrower “xx” had filed bankruptcy on xx/xx/xxxx with case# xx chapter xx. xxwas confirmed on xx/xx/xxxx. xxschedule D of a voluntary petition dated xx/xx/xxxx shows the amount of claim is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxH xx” and lender “US xx”. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Also, there is no estimated HUD-x or itemization available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file; we considered the values as x."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21448151	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$348.84	12.510%	359	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/01/2019	xx	Not Applicable	4.500%	$154.22	10/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx,xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active junior civil judgment available in the updated title report against xxE xxin the total amount of $x,xxx.xx in favor of "xx" and it was recorded respectively on xx/xx/xxxx and xx/xx/xxxx.

x.xxis an active junior civil judgment available in the updated title report against xxE xxin the total amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x.xxis an active junior civil judgment available in the updated title report against xxE xxin the total amount of $x.xx in favor of "xx" and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.xxforeclosure is initiated as per updated title report the lis pendens has been filed on xx/xx/xxxx and recorded on xx/xx/xxxx but no further information is available related to foreclosure in latest servicing comments.
xx: xxforeclosure is initiated as per updated title report the lis pendens has been filed on xx/xx/xxxx and recorded on xx/xx/xxxx but no further information is available related to foreclosure in latest servicing comments.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission Section xx Disclosure	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage APR Threshold Test. Charged APR is xx.xxx% and allowed is xx.xxx% and it is over by +x.xxx%
The annual percentage rate (APR) at consummation is xx.xxx%, which exceeds the yield of x.xxx%, as of April xx, xxxx on xx year Treasury securities (the Treasury securities having comparable periods of maturity), plus x.xxx percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on May xx, xxxx.
This loan failed the timing of disclosure test due to Sec. xx (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "Right of Rescission document is missing from the loan file"
																																																																																								* Sec xx Disclosure not in file (Lvl x) "This is a High-Cost loan. However, Section-xx disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27036807	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/12/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$112.58	11.250%	181	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	03/07/2019	xx	Not Applicable	4.500%	$112.58	04/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx, a corporation organized and existing for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is with the xx, xx, of as trustee xx which was recorded on xx/xx/xxxx.

xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes of xxxx have been paid in the amount of $x.xxx.
xx, any prior year delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx. xxUPB reflected in the latest payment history is in the amount of xx. xxP&I is $xxx.xx and current interest rate is x.xxx%.	xx: xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx. xxUPB reflected in the latest payment history is in the amount of xx. xxP&I is $xxx.xx and current interest rate is x.xxx%.

xxwas not filed.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found

xx: xx: xx	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization is missing from the loan files."
* Note is missing or unexecuted (Lvl x) "Note along with the lost note affidavit is missing from the loan file however the loan was modified on x/x/xxxx."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49112707	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Unavailable	xx	Not Applicable	$758.91	10.140%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/16/2018	xx	Not Applicable	6.000%	$414.71	10/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender,xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report against xxin the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

xxxx-xxxxxx:

xxxst installment of combined tax for xxxx has been due in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has been delinquent with the good through date of xx/xx/xxxx.

xxannual combined taxes for xxxx have delinquent in the amount of $xxx.xx with good through date of xx/xx/xxxx.

xxxx-xxxxxx:
xxxst installment of combined tax for xxxx has been delinquent in the amount of $xx.xx with good through date of xx/xx/xxxx and xnd installment of $xx.xx has been due   on xx/xx/xxxx.

xxxx-xxxxxx:
xxxst installment of combined tax for xxxx has been delinquent in the amount of $xx.xx with good through date of xx/xx/xxxx and xnd installment of $xx.xx has been due   on xx/xx/xxxx.

xxof updated payment history shows that the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx..	xx: xxper the review of the servicing comments the loan is current and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified  on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment dated xx/xx/xxxx shows that the reason for default is curtailment of xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xxto the PACER the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."
* Note is missing or unexecuted (Lvl x) "The Copy of the original Note is missing from the loan file , However the Lost Note Affidavit is present in the loan file with ref. of "xxx S Butler Affidavit of Lost Note.pdf". Also the copy of the latest recorded modification originated on xx/xx/xxxx is also present in the loan file with ref."xxx S Butler recorded Loan Modification October xxxx.pdf"."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23153182	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$276.25	9.000%	261	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject property was originated on xx/xx/xxxx with xx. xxchain of assignment has been completed. xx, the mortgage is with xx, xx, as xxof xxA which was recorded on xx/xx/xxxx. xxactive judgments or liens have been found. xxtaxes for the year of xxxx have been delinquent in the amount of $xxx.xx.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. xxUPB is xx. xxcurrent P&I is $xxx.xx and P&I is $xxx.xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied on xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxcomments have been found stating the borrower's income was impacted by xx. xxrepairs and damages have been found.
xx: xx: xxper the review of the PACER report, the borrower xxhad filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxvoluntary petition filed on xx/xx/xxxx, the amount of claim is xxand the value of collateral is xx, the unsecured portion is $xxxx. xxPOC was filed on xx/xx/xxxx with is secured amount as xxand its arrearage amount is $x.xx.
xxdebtor was dismissed on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl x)     "A Lost note affidavit found in a file at (Affidavit of Lost Note),  Which states that the Original Note  was not located after a thorough and diligent search. However, the copy of Note is not available in the same file."
* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. The lost note affidavit is found. The loan was never modified."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated  business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9775315	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$202.09	4.990%	241	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xx & xx, (borrower) and (lender) xx, in the amount of xx. xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx, xx, xxof xxA.
xxannual installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx. xxcurrent ownership is vested in the name of xxof xx (borrower).

xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xx%.

xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty is owner occupied.
xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x.xx%.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The note is missing from loan file. Lost note is also not found."	* Application Missing (Lvl x) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     ""The truth in lending disclosure is missing from the loan file. ""
* HUD-x Closing Statement missing or unsigned (Lvl x)     "The final HUD-x settlement statement is missing from loan file. The itemization or estimated HUD-x is also not found."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96882547	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$389.67	12.100%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	10.270%	$374.77	02/01/2020	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with lender xx. was recorded on xx/xx/xxxx with xx# xx xxxx /xxx in the amount of xx.

xxof the assignment is complete.

xxactive judgments or liens found.

xxprior delinquency taxes are found.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is unable to be determined.
xxper collection comment dated xx/xx/xxxx, the subject property is owner-occupied.
xxcomments have been found regarding the damaged.
xxcomments have been found regarding the litigation.

xx: xxper updated title xxxxxpdf PG# xx the foreclosure was initiated on xxxx and the file was referred to an attorney unable to be determined. xxcomplaint was filed on xx/xx/xxxx in the favor of U.S. xx. ET which was recorded on xx/xx/xxxx (xxxxxpdf PG# xx as per comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found.
xx: xxper PACER report, the borrower xxfiled bankruptcy chapter-xx with case # xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and fully terminated on xx/xx/xxxx.	xxis a conventional fixed rate mortgage with a P&I of $xxx.xx and interest rate of xx.xxx% with maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is $xxx.xx and rate of interest is xx.xxxx %. xxper the collection comment dated xx/xx/xxxx, the loan has been modified on xx/xx/xxxx and modified principal balance is in the amount of xxwith an interest rate of xx.xxxx% and P&I of $xxx.xx. xxmaturity date is xx/xx/xxxx.
xx, modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Application/xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the interest rate test.
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl x)     "x.This loan failed the TILA finance charge test
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57640381	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$296.29	11.920%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.920%	$274.04	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

 xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxprior year taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is xx.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx month and the UPB as of the data is in the amount of xx.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is xx.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is xx.xxx%.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is xx.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89343338	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$711.62	10.141%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	11/15/2019	xx	Not Applicable	6.000%	$600.00	12/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx. for the amount of xx.
xxchain of assignment has been completed. xxthe assignment is from xx recorded on xx/xx/xxxx.
xxsubject mortgage is at lower lien position as there are x real estate tax liens against the subject property, first in the favor of  xx, xxfor the total amount of $xxx.xx recorded on xx/xx/xxxx and second in the favor of xxof xx, xxcounty for the amount of $xxx.xx recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid; unreleased real estate liens in the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid; unreleased real estate liens in the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes for the year of xxxx are delinquent in the amount of $xxx.xx on xx/xx/xxxx till good through dated xx/xx/xxxx.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%.

xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower “xx” and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxborrower xxE had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor CitiFinancial xxLLC on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx was filed on xx/xx/xxxx. xxamended chapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor has promised to pay the amount of $xxx.xx for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxorder on MFR was filed on xx/xx/xxxx. xxchapter xx trustees final report dated xx/xx/xxxx, the mortgage arrearage has been paid in the amount of $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxforeclosure was not initiated. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xxborrower xx had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx was filed on xx/xx/xxxx. xxamended chapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor has promised to pay the amount of $xxx.xx for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxorder on MFR was filed on xx/xx/xxxx. xxchapter xx trustees final report dated xx/xx/xxxx, the mortgage arrearage has been paid in the amount of $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower “xx” and lender "U.S. xxas trustee of the xxtrust series xxxxA+”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
x. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42719284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$939.36	11.730%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/20/2019	xx	Not Applicable	6.000%	$681.98	11/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxxx / xxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxare two civil judgments against the borrower are as follows;
x. xxis civil judgment against the borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
x. xxis civil judgment against the borrower in the favor of xxLLC in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxare two notice of xxagainst the borrower in the favor of xxin the amount of xxwhich was recorded on different dates.
xxtaxes for year xxxx have been paid off in the amount of $ xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date x/x/xxxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date x/x/xxxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "The property is located in as state that has unlimited assignee liability for high cost loans and HUDx/FCD is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The TIL is missing from the loan file. However, we consider APR as x.xx%."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88958572	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$292.27	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	63.113%	63.113%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/01/2018	xx	Not Applicable	9.500%	$292.27	10/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xx. for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.

xxproperty taxes for the year of xxxx have been paid in the total amount of $ xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is making payments regularly. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper servicing comments the borrower is performing. xxof updated payment history as of xx/xx/xxxx, the borrower is making payments regularly. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xxx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Credit Application Final Truth in Lending Discl. Note	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The original note has been lost or misplaced. However, the lost note affidavit in the loan file."
* Note is missing or unexecuted (Lvl x) "The note is missing in the loan file. However the loan was modified. The agreement is available in the loan file."	* Application Missing (Lvl x) "The loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance ease risk indicator is Moderate.

This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by, or delivery of all material disclosures, whichever occurs last.

This loan failed the late fees test. he loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located

This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test. he loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located

This loan failed the bona fide discount points test."
* ComplianceEase TILA Test Failed (Lvl x)     "The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Final TIL Missing or Not Executed (Lvl x) "The final TIL is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29892981	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/20/2025	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$632.91	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	85.572%	85.572%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/04/2018	xx	Not Applicable	4.000%	$339.29	04/01/2019	Financial Hardship	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx.
xx are two active mortgages prior to the subject xx, in the favor of xx of xx recorded on xx/xx/xxxx and xx/xx/xxxx respectively total for the amount of xx.
xxis one junior judgment against the borrower in the favor of xx  in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxannual county taxes of the year xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.	xx: xxloan is currently is performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx. xxUPB is reflected in the payment history is in the amount of xx.
xxloan was modified on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the reason for default is xxof income. xxdetails regarding the xxhave not been found.
xxborrower xxC xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxper the xx-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xxand the value of property is xx. xx, the unsecured portion is xx. xxdebtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.
xxper document attached with the xxtitle report xx# xx the judgment was entered on xx/xx/xxxx under the case# xx xx, the borrower xxC xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and foreclosure put on hold.
xx: xxper document attached with the xxtitle report xx# xx the judgment was entered on xx/xx/xxxx under the case# xx xx, the borrower xxC xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx and foreclosure put on hold.
xx: xxborrower xxC xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxper the xx-D of voluntary petition dated xx/xx/xxxx, the amount of claim is xxand the value of property is xx. xx, the unsecured portion is xx. xxdebtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	xxagreement was signed between the borrower xxand lender U.S. xxnational xxon xx/xx/xxxx. xxnew modified UPB is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date is xx/xx/xxxx.	Credit Application Notice of Servicing Transfer	xx	x: Curable	* Lost Note Affidavit (Lvl x) "As per Lost Note Affidavit located at (xxx Dundas Affidavit of Lost Note), the original Note is lost, destroyed or misplaced. However, Original Copy of Note is available in loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24729574	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$580.70	4.980%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	Not Applicable	4.500%	$275.02	04/01/2019	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx of assignment is complete as the current assignee is xx. xx is a junior mortgage in the amount of xx. xx active judgments or liens have been found. xxannual tax is $x,xxx.xx.	xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
 xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxRFD has been found.
xx: xx: xxR xxhad filed BK chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage of $x,xxx.xx. xx, the BK has been terminated on xx/xx/xxxx.	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.x % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the Broker Fee Test.
The loan charged Broker Fees of xx% or more. Broker fees of xx% or more will cause the transaction to be scrutinized under the unconscionability provisions of the Consumer Protection Code. (July xx, xxxx, Memo from S.C. Department of Consumer Affairs)"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from
xx CFR §xxx.xx(a)(x) ).
																																																																																								The funding date is before the third business day following consummation."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37105684	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$180.03	5.000%	260	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	02/20/2019	xx	Not Applicable	5.000%	$180.03	07/01/2019	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”. xxactive lien and judgment have been found on the updated title report. xxcombined tax for the year of xxxxx has been delinquent in the amount of $xxx.xx and it is good through on xx/xx/xxxx. xxcombined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx.	xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.

xx: xx: xxhas filed bankruptcy under chapter x case# xx xx/xx/xxxx and borrower got discharged from bankruptcy on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xxand the interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x is missing from the loan file. Also the estimated HUD-x, or and Fee itemization are not available in the loan file."
* Note is missing or unexecuted (Lvl x) "Note is missing from the loan file. Also the lost note affidavit is not available in the loan file. But the loan was modified in xxxx and the copy of loan modification is available in the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80759166	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$255.95	4.000%	337	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xxLLC xxis junior mortgage which is originated on xx/xx/xxxx in the amount of xxwhich is recorded on xx/xx/xxxx
xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xxassociates which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xxLLC xxis junior mortgage which is originated on xx/xx/xxxx in the amount of xxwhich is recorded on xx/xx/xxxx

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Original note is missing from loan file however as per tape data borrower is current with the loan ."
* Property is Manufactured Housing (Lvl x) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file.as per updated title report x/xx/xxxx shows subject property is manufactured home. However, the Affidavit of Affixation is not available in the loan file. The Final title policy is missing from the loan file. Also, the VIN# xx not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report does not reflects the VIN# xx property type.""	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization is missing in the loan file."	* Application Missing (Lvl x) "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final truth in lending document is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24221538	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/13/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$675.23	10.630%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx” with xx# xx / xxxxx.

xxchain of assignment has been completed. xxloan is currently in assignment with “xx” recorded on xx/xx/xxxx.

xxactive judgments or liens have been found.

xxdelinquent taxes have been found for the prior year.
xxto the payment history as of xx/xx/xxxx, the borrower is making payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for the due date xx/xx/xxxx. xxcurrent UPB as of the date is xx.	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is making payments. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate x.xxx % which was applied for the due date xx/xx/xxxx. xxcurrent UPB as of the date is xx.

xxper the BPO report dated xx/xx/xxxx located at “xx” subject property has no visible need of repairs.

xx: xx: xxper the PACER report, the debtors "xx" had filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxschedule D in voluntary petition shows the secured claim in the amount of xxwith the value of collateral xx,xxx.xx, so the unsecured portion is xx. xxdebtors discharged the bankruptcy on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxis conventional fixed mortgage with the interest rate xx.xxx% and the P&I is $xxx.xx with the maturity date xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the current P&I is $xxx.xx and the interest rate is x.xxx%. xx, there is difference in P&I and rate of interest with respect to note data and the extension of the maturity date to the new maturity date xx/xx/xxxx which seems that there would be a possibility of modification. xx, the executed modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/settlement statement and itemization of fees are missing from the loan file."
* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at "xxx Hershell Note and Mortgage pg# xx which states that the original note has been misplaced or destroyed. However, the copy of note is available in the same file on "pg# xx	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37069940	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$257.21	3.500%	Unavailable	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/01/2019	xx	Not Applicable	3.500%	$257.21	07/01/2019	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx with lender xx, xx. with xx# xx xxxx /xxxx in the amount of xx.

xxof the assignment is complete.

xxis one junior mortgage found against the borrower/xxproperty which was recorded on xx/xx/xxxx in the favor of xxin the amount of xx.

county xst taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.
county xnd taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx xxprior delinquency taxes are found.

xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the review of payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected in the amount of xx.
xxreason for default is curtailment of income.
xxper collection comment, the subject property is owner-occupied.
xxcomments have been found regarding the damaged.
xxcomments have been found regarding the litigation.

xx: xx: xxper PACER report, the borrower xxA. xx, xx. and xxfiled bankruptcy chapter-x with case # xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and fully terminated on xx/xx/xxxx.	xxstep modification agreement made between borrower xxA. xx, xx. and xxA. xxand U.S xxof xxxxxx A+ (“xx”) on xx/xx/xxxx. xxper the modified term the new principal balance of xx. xxborrower promise to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The Note document is missing from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "The Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The Final Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84501415	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$407.55	10.620%	348	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx and recorded on xx/xx/xxxx for the amount of xxhas been active on title at second lien position.
xxis a prior mortgage active on the title for the amount of xxwhich was recorded on xx/xx/xxxx in xxxxx xxxx. xx, release or satisfaction document is attached with the same which was recorded on xx/xx/xxxx in xxx and xxxxx.
xxjunior mortgage active on the title for the amount of xx, recorded on xx/xx/xxxx.
xxis a civil judgment entered against borrower, xxA. xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx by plaintiff xx.	xxhistory as of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx payment. xxpayment was made on xx/xx/xxxx for the amount of $xxx.xx. xxUPB is xxand interest rate is xx.xxx %.	xx: xxis current and borrower is next due for xx/xx/xxxx payment.
RFD is not stated in the recent collection comments.
xxevidence of damage or repair was found.
PACER record shows that borrower had filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xx: xx: PACER record shows that borrower had filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xx's final report dated xx/xx/xxxx shows that borrower has paid arrears per POC.
Not Applicable	Credit Application Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx/ loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83283841	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	Unavailable	11.740%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/16/2019	xx	Not Applicable	5.500%	$433.23	09/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx combined annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the debtor was discharged & terminated on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand with collateral of xx. xxdebtor was discharged & terminated on xx/xx/xxxx.
xx: xx: xxdebtor (xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx the debtor was discharged & terminated on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand with collateral of xx. xxdebtor was discharged & terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3894210	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$497.26	6.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxloan has not been modified since origination. xxborrower xx, xxand xx, xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $x.xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx was filed on xx/xx/xxxx. xxamended chapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor has promised to pay the amount of $xxx.xx per bi-weekly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxorder on MFR was filed on xx/xx/xxxx. xxnotice of final cure payment was filed on xx/xx/xxxx. xxchapter xx trustees final report dated xx/xx/xxxx, the mortgage arrearage has been paid in the amount of $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxforeclosure was not initiated. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxreason for default is unable to be determined. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xxborrower xx, xxand xx, xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor CitiFinancial xxLLC on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $x.xx. xx, the POC deadline dated xx/xx/xxxx. xxchapter xx was filed on xx/xx/xxxx. xxamended chapter xx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor has promised to pay the amount of $xxx.xx per bi-weekly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxorder on MFR was filed on xx/xx/xxxx. xxnotice of final cure payment was filed on xx/xx/xxxx. xxchapter xx trustees final report dated xx/xx/xxxx, the mortgage arrearage has been paid in the amount of $x,xxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Note is missing from the loan files."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99883197	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$191.11	4.000%	360	xx	xx	Fixed	Unavailable	Unavailable	Not Applicable	Not Applicable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx.
xxis a junior mortgage in the amount of $x,xxx.xx.
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is curtailment of income.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."
* Note is missing or unexecuted (Lvl x) "Note document is missing from the loan file. However as per seller’s tape date the loan has been modified after the origination. But date of modification cannot be confirmed."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8520505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$210.22	3.250%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxst installment of county tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings.
xx: xx: xxdebtor () had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand the value of collateral is xxdebtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Note agreement is missing from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73589670	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.250%	$141.19	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.
xxchain of assignment has been completed.
xxactive judgments or liens found.
xxannual installment of combined taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxper the latest BPO report dated xx/xx/xxxx subject property is owner occupied and appears to be well maintained as is an average condition.  xxforeclosure activity was found.

xxforeclosure activity was found.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xx	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Note is missing in the loan files."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD is missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file. x. Agent Preference Disclosure x. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5787260	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$233.95	11.870%	180	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.000%	$225.82	Unavailable	Unavailable	x. xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxare x state tax liens found on the subject property in the total amount of $x,xxx.xx. xxis one hospital lien in the amount of xxthis was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in collection.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxcomments have been found regarding foreclosure.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxis missing from loan file as this is a fixed rate conventional mortgage with P&I of $xxx.xx along with interest rate of xx.xxx% till the maturity date of xx/xx/xxxx.
 xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $xxx.xx and rate of interest is x.xx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of  modification.
xxevidence has been found regarding the modification in latest collection comments.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission Section xx Disclosure	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage APR Threshold Test. Charged APR is xx.xxx% and allowed is xx.xxx% and it is over by +x.xxx%
The annual percentage rate (APR) at consummation is xx.xxx%, which exceeds the yield of x.xxx%, as of May xx, xxxx on xx year Treasury securities (the Treasury securities having comparable periods of maturity), plus x.xxx percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on June xx, xxxx.
This loan failed the timing of disclosure test due to Sec. xx (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
* Right of Rescission missing or unexecuted (Lvl x)     "Right of rescission   is missing from loan files."
																																																																																								* Sec xx Disclosure not in file (Lvl x) "This is a High-Cost loan. However, Section-xx disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64117593	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$565.26	10.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed as currently the assignment is with xx, recorded on xx/xx/xxxx.
xxactive judgments or liens have been found pending.
xxnot available.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is xx.xxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is xx.xxx% with P&I in the amount of $xxx.xx.
xxforeclosure was not initiated in the loan.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Estimated HUD-x or itemization of points and fees are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78170745	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$643.29	9.000%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed; currently the assignment is with xx.

xxactive judgments or liens have been found against the borrower.
xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the inspection report located at “xx” dated xx/xx/xxxx, the subject property is manufactured home and average condition. xx, no evidence has been found regarding damage or repairs in the BPO report.
xxper the comments dated xx/xx/xxxx, the reason for default is unemployment.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "The home is not affixed. Appraisal report is missing from the loan file. According to the inspection report located at “Broker Price Opinion” dated xx/xx/xxxx the subject property is manufactured home. The legal description of subject mortgage (COLFIL - x-x-xxxx - Loan # xx Pg# xx does not show VIN# xx The short form title policy located at: “COLFIL - x-x-xxxx - Loan # xx Pg# xx does not have attached ALT x endorsement with it. Tax report attached with updated title report dated xx/xx/xxxx shows that the subject property is manufactured home. Affixation document is not available."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
x. Amortization Schedule Disclosure
x. Credit Property Insurance Disclosure
x. Fee Agreement
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4422551	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,168.77	7.625%	360	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Full Documentation	No	UGI	Unavailable	25.000%	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	667	Not Applicable	61.418%	First	Final policy	Not Applicable	Not Applicable	01/01/2011	xx	$47,442.91	2.000%	$837.47	01/01/2011	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx for the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignments has been completed. xxlatest assignment is with the xx which was recorded on xx/xx/xxxx.
xxactive judgment or liens have been found.
xxannual combined taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xx: xxto the review of the servicing comments, the loan is in the bankruptcy. xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for xx months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx, and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xx on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of xx months for the total amount of xxto the trustee. xx-D in the xxpetition shows xxas an unsecured portion out of the claim amount of xx. xxcomment has been found indicating a cram-down. xxMFR was filed on xx/xx/xxxx. xxlast filing date of bankruptcy was xx/xx/xxxx.
xxstep modification agreement was made on xx/xx/xxxx between the borrower “xx” and lender xx. xxinterest bearing principal xxis xxwith an interest rate of x.xx% which steps up in x steps ending at x.xxx%.
xxunpaid principal balance is xxand the lender had deferred the principal amount of xxfrom the new principal balance. xx, the interest-bearing amount is xx. xxborrower promises to pay the monthly  P&I of $xxx.xx beginning from xx/xx/xxxx and the maturity is dated xx/xx/xxxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "This is a conventional fixed loan with an LTV of xx%. The tape shows the MI company name as UGE and MI coverage percent is xx%. Also, the final xxxx shows the escrow for MI in the amount of $xxx.xx; however, the MI certificate is missing from the loan file."	* DTI > xx% (Lvl x) "As per the final xxxx, the total monthly income of the borrower is $x,xxx.xx and total monthly expenses are x,xxx.xx. Hence, the DTI ratio is xx.xxx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31536271	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Moratorium	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$523.30	7.900%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	22.394%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated x/xxxxxx the subject mortgage was originated on xx/xx/xxxx with xx & xxrecorded on xx/xx/xxxx.xxchain of assignment is complete.

there is no judgment and liens available in title report

xxxx combined annual taxes are xxin the amount of $xxx.xx  and  xxprior years delinquent taxes have been found pending.

xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is in foreclosure. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx/xx/TPP: xxevidences found in the loan xxand the latest xx months servicing comments regarding current or prior loan modification xxfurther evidences available in the last xx months servicing comments regarding whether borrower made all the plan payments.
xxwas indicated in loan and foreclosure was referred on xx/xx/xxxx and complaint was filed on xx/xx/xxxx but foreclosure was put on hold due to xx-xx on xx/xx/xxxx xxfurther detail available foreclosure.
xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx and bankruptcy was dismissed on xx/xx/xxxx and was xx/xx/xxxx.
 xxto latest servicing comments borrowers income was impacted by covid-19

xx: xxwas indicated in loan and foreclosure was referred on xx/xx/xxxx and complaint was filed on xx/xx/xxxx but foreclosure was put on hold due to xx-xx on xx/xx/xxxx xxfurther detail available foreclosure.
xx: xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx and bankruptcy was dismissed on xx/xx/xxxx and was xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* Right of Rescission missing or unexecuted (Lvl x) "Right of recission is missing from loan files."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53150387	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.01	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	77.778%	77.778%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated x/xxxxxx the subject mortgage was originated on xx/xx/xxxx with xx and xxrecorded on xx/xx/xxxx.xxchain of assignment is complete.

 xxis no judgment and liens available in title report

xxxx combined annual taxes are xxin the amount of $x,xxx.xx  and  xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is in foreclosure. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx/xx/TPP: xxevidences found in the loan xxand the latest xx months servicing comments regarding current or prior loan modification xxfurther evidences available in the last xx months servicing comments regarding whether borrower made all the plan payments.
xxwas indicated in loan and foreclosure was referred on xx/xx/xxxx but foreclosure was put on hold due to xx-xx on xx/xx/xxxx xxfurther detail available foreclosure.
xxevidences have been found in the loan file and latest xx months servicing comments regarding bankruptcy filing.
xxto latest servicing comments borrowers income was impacted by covid-19

xx: xxwas indicated in loan and foreclosure was referred on xx/xx/xxxx but foreclosure was put on hold due to xx-xx on xx/xx/xxxx xxfurther detail available foreclosure.
xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Finance Charge Test:  FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test:  FAIL"
* Missing Appraisal (Lvl x)     "Final appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing"
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87447547	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$768.42	6.250%	366	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx. xxchain of assignment has been found. xx, the assignment is with “xx, which was recorded on xx/xx/xxxx. xxis no lien/judgment against the borrower/subject property. xxtaxes have been paid in the amount of $x,xxx.xx. xxdelinquent taxes have been found for the prior years.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is in collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. xxis in average condition and no evidence of damage has been found. xxper comment dated xx/xx/xxxx, borrower’s income is impacted due to covid-19. xxstated reason for default is curtailment of income.
xxevidence of foreclosure and bankruptcy has been found.

xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %. xxis a reduction in P&I with respect to xxdata which seems that there would be a possible modification. xxagreement is missing in the file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "As per comment dated x/xx/xxxx, borrower’s income is impacted due to covid-19. Borrower stated reason for default is curtailment of income."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$x,xxx.xx
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30595278	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,416.15	6.374%	360	xx	xx	Conventional	Fixed	Refinance	79.649%	79.649%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2012	xx	Not Applicable	4.240%	$1,145.85	10/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx.xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx.xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed as this loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13810192	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,559.68	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx”. xxchain of assignment has been completed , currently the assignment is with xx.
xxHOA lien was recorded on xx/xx/xxxx for the amount of xxin the favor of xx.
xxjunior mortgage was originated on xx/xx/xxxx with lender xxfor the amount of xx.
xxtaxes for xxxx have been paid for the amount of $ xxxx.xx. xxprior tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in payment history for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The loat Note affidavit located at "Affidavit of lost promissory note (Collateral Folder)" shows the original note has been lost or misplaced. However, the copy of the note is available located at "Spencer, James - xxxxxxxx (Collateral). The values are updated as per same."	* Application Missing (Lvl x) "* The original loan application is missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for TILA test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA Finance Charge Test:

Loan data is $xx,xxx.xx and Comparison Data $xxx,xxx.xx. Hence, the variance is -$xxx,xxx.xx.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is failed for GSE Seller Paid Points and Fees Exception Test:
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees"."
* Missing Appraisal (Lvl x)     "Appraisal report  at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from loan file docs."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62046541	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$603.33	8.850%	360	xx	xx	Conventional	Fixed	Cash Out	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	33.252%	First	Short Form Policy	Not Applicable	Not Applicable	02/29/2012	xx	Not Applicable	8.850%	$643.69	03/29/2012	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the subject mortgage was recorded on xx/xx/xxxx with the xxin the amount of xx.
xxchain of assignment is currently with xx which was recorded on xx/xx/xxxx.
xxjudgment recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xxloans xx.
xxlien recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xx.
IRS lien recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xxof xxof xx.
xxcounty tax for the year xxxx is exempted.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $x,xxx.xx for xx months. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxthe loan is in active xx.	xxloan modification agreement was made on xx/xxx/xxxx with the new principal balance in the amount of xxwith the interest rate of x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing in the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68610116	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$903.17	4.500%	360	xx	xx	Conventional	ARM	Purchase	79.987%	79.987%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxupdated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxis a HOA lien active in the amount of $x,xxx.x in favor of xx, which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xx recorded on xx/xx/xxxx for the amount of xx.
xxchain of the assignment is completed.
xxannual combined taxes of xxxx have been paid in the amount $xxxx.xx. xxdelinquent taxes have been found for the prior year.
xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxreview of comment history shows that the loan is in collection. xxreason for default is illness of borrower. xxproperty has been occupied by the owner himself. xxdamage or repair to the property has been found.

xxpayment history is available from xx/xx/xxxx to xx/xx/xxxx.xx, we require the latest xx months of the payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx. xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx % for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The initial escrow acc disclosure is missing."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine the operative index value from the note."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54275727	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$830.06	8.830%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxis an active junior xxavailable in the updated title report in the amount of xxin favor of xxand it was recorded on xx/xx/xxxx.

xxis active xxavailable in the updated title report against the borrower in the amount of $ x,xxx.xx in favor of “xxof xx” and it was recorded on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.

xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for xx months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for xx months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.
xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57005090	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.99	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.042%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx.”
xxchain of assignment is not completed as the subject mortgage is currently assigned to xx’’
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxto the payment history as of xx/xx/xxxx. xxpayment received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in performing.
xxto the payment history as of xx/xx/xxxx. xxpayment received on xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL ; Loan Data: $xxx,xxx.xx; Comparison Data:  $xxx,xxx.xx; Variance: -$xxx.xx.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL ; Laon Data: $xxx,xxx.xx; Comparison Data: $xxx,xxx.xx; Variance: -$xxx.xx.

This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73973433	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,258.72	8.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2009	xx	Not Applicable	8.750%	$1,405.87	10/01/2009	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed.

xxactive judgments or liens found.

xxannual installment of combined taxes for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is xx.

xxto the PACER, the borrower xxW xx, xxand xxV xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed by xxxx on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.

xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.

xxcomments pertaining damage to the property were observed.

xxforeclosure activity was found.

xx: xx: xxto the PACER, the borrower xxW xx, xxand xxV xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed by xxxx on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD is missing from the loan file."
* Lost Note Affidavit (Lvl x) "As per review of the loan file Lost Note affidavit present in the loan file located at “xxxxxx_LON Lost Note Affidavit_xxxx-xx-xx_xxxx-xx-xx $xxx,xxx.xx_xxxxxxxx PG# xx	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51650428	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/10/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,255.21	9.000%	360	xx	xx	Conventional	Fixed	Refinance	78.788%	98.485%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	56.299%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on x/xx/xxx which was recorded on xx/xx/xxxx in instrument# xx xxchain of the assignment has been completed.
xxsubject mortgage is at second lien position as there is a prior mortgage to the subject mortgage which was originated on xx/xx/xxxx for the amount of xxin the favor of xx and it was recorded on xx/xx/xxxx.
xxis an active HOA lien against the subject property for the amount of $xxx.xx which is held by “xx” and it was recorded on xx/xx/xxxx.
xxis an active junior mortgage against the subject property for the amount of xx which is held by “xx” and it was recorded on xx/xx/xxxx.
xxcounty first installment taxes for the year xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx and second installment is due in the amount of $xxxx.xx till xx/xx/xxxx. xxprior years delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from x months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is bankruptcy-delinquent and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%. xxoriginal P&I, rate and current P&I rate is change as the borrower has been making payment as per “xxof xx” which was filed on xx/xx/xxxx.xxforeclosure was initiated in this loan in xxxx and the xxof xxlocated at xx# xx pg# xx states that the foreclosure sale is schedule for xx/xx/xxxx. xxforeclosure activity placed on hold as the debtor had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.

 xxto PACER report the debtor had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed with claim# xx by the creditor “xx” for the secured claim amount of xxwith the amount of arrearage of xxon xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.  xxBPO report located at “xx” dated xx/xx/xxxx states that the subject property has siding damages with repaint. xxtotal estimated cost of repair is $xxxx.xx however $xxxx.xx repair is provided. xx “xx-xx” price of the subject property is xxand repaired price is xx. xxfurther information is available regarding the current condition of the subject property and claim.
xx: xxforeclosure was initiated in this loan in xxxx and the xxof xxlocated at xx# xx pg# xx states that the foreclosure sale is schedule for xx/xx/xxxx. xxforeclosure activity placed on hold as the debtor had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.

xx: xxto PACER report the debtor had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed with claim# xx by the creditor “xx” for the secured claim amount of xxwith the amount of arrearage of xxon xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method. This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method. This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13459446	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.19	5.750%	360	xx	xx	VA	Fixed	Cash Out	90.019%	90.019%	Full Documentation	No	VA	xx	19.040%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.056%	First	Final policy	Not Applicable	Not Applicable	06/01/2013	xx	Not Applicable	4.000%	$829.44	07/01/2013	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx".

x. xxis an active state tax lien available against the borrower in the amount of $x,xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

x. xxis an active code enforcement lien is available against the subject property in the amount of $xxx.xx in favor of "xxof xx, xx & xx" and it was recorded on xx/xx/xxxx.

x. xxis an active IRS lien available against the borrower in the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

x. xst installment of county taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx while the xnd installment is due for xx/xx/xxxx in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxevidences of active foreclosure and bankruptcy have been found.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "MI certificate is missing."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5700406	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$577.89	7.000%	360	xx	xx	Conventional	Fixed	Purchase	101.000%	101.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.789%	First	Final policy	Not Applicable	Not Applicable	01/08/2016	xx	Not Applicable	4.250%	$588.91	02/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xxfor xx, xx.

xxis one civil judgment open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxxx xxxnd taxes have been due in the amount of $xxx.xx due date on xx/xx/xxxx and good through date on xx/xx/xxxx.

xxprior years delinquent taxes have been found pending.
xxdated as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been performing and the UPB as of the data is in the amount of xx.
xxloan modification agreement was made between the borrower xxJ xxand current servicer and agent xxas successor by merger to xx. on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxdated as of xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxto the PACER, the borrower had filed the bankruptcy under chapter-x with case # xx xx/xx/xxxx. xxdischarged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
xx: xx: xxto the PACER, the borrower had filed the bankruptcy under chapter-x with case # xx xx/xx/xxxx. xxdischarged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement was made between the borrower xxJ xxand current servicer and agent xxas successor by merger to xx. on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "ComplianceEase Risk Indicator is "Elevated" due to the This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68728600	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$668.52	9.950%	360	xx	xx	Conventional	Fixed	Purchase	96.835%	96.835%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	18.724%	First	Final policy	Not Applicable	Not Applicable	03/01/2013	xx	Not Applicable	3.000%	$306.33	04/01/2013	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx. xxof assignment is complete as the current assignee is xx. xxactive judgments or liens have been found. xxannual tax is $x,xxx.xx.	xxhistory as of xx/xx/xxxx shows that the loan is x months behind its regular payment. xxlast payment was received in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx. xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxRFD has been found in the latest xx months servicing comment.
xx: xx: xxhad filed BK chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with POC amount xxand arrearage of xx. BK plan was confirmed on xx/xx/xxxx. xxper latest amended chxx plan the debtor was to pay $xxx.xx per month for x months, $xxx.xx per month for x months and $xxx.xx per month for xx months. xxis still in active BK.	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith steps interest rate completing in x steps. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Credit Report Final Truth in Lending Discl.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA APR Test. Final TIL is missing from the loan file. APR considered x.xx% to test CE."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
																																																																																								* Missing credit report (Lvl x) "Credit report is missing in loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68526057	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/14/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$653.58	8.500%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.319%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with “xx” and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis are two active junior mortgages against the subject property for the amount of xxwhich is held by “xx” and it was recorded on xx/xx/xxxx.
xxare total four active junior state tax liens against the borrower which is held by “xxof xx” for the amount of $$x,xxx.xx and it was recorded on different dates.
xxprior years delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from xx months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is bankruptcy-delinquent and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
xxloan is currently delinquent for more than xx months. xxsubject property is located in xxand the SOL for this state is x years. xxpayment history as of xx/xx/xxxx shows that the borrower has been delinquent with the loan from xx months and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.  xxforeclosure was not initiated in this loan however; according to PACER report the debtor “xxand xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx. xxfurther details have been found.
xxto PACER report the debtor “xxand xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC was filed by the creditor “xx” for the secured claim amount of xxwith the amount of arrearage is xxon xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor has to pay $xxx.xx to the trustee for xx months. xxdate of last filing is xx/xx/xxxx.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property have been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xx: xxto PACER report the debtor “xxand xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC was filed by the creditor “xx” for the secured claim amount of xxwith the amount of arrearage is xxon xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor has to pay $xxx.xx to the trustee for xx months. xxdate of last filing is xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the points and fees test.The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69733772	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,222.37	4.625%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	51.897%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxis one junior mortgage on the subject property in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.

xxare four IRS tax liens against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx in favor of xxof xx, xx, xx.

xxare four state tax liens against the borrower in the amount of xxwhich was recorded on xx/xx/xxxx & xx/xx/xxxx in favor of xx.

xxxx combined xnd taxes have been due in the amount of $x,xxx.xx and due date on xx/xx/xxxx.

xxprior years delinquent taxes have been found pending.	xxdated as of xx/xx/xxxx. xxlast payment was received unable to determine in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in collection. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxdated as of xx/xx/xxxx. xxlast payment was received unable to determine in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to the
Prohibited Fees Test: Fail Loan Data: $xx.xx Comparison Data: $x.xx Variance: +$xx.xx"
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulations Test Failed due to the
Prohibited Fees Test: Fail Loan Data: $xx.xx Comparison Data: $x.xx Variance: +$xx.xx"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53154185	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,003.48	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2020	xx	Not Applicable	3.500%	$529.00	11/01/2020	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at xnd lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx.
xxis a senior municipal tax lien in the amount of $xxx.xx in favor of xxof xxan xx, xxwhich was recorded on xx/xx/xxxx.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-19 impact.

xx: xx: xxhad filed BK chapter xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
 xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remains $x.xx.
 POC was filed by xxon xx/xx/xxxx, in the secured claim amount of xxand an arrearage of xx. xx, the BK was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98505267	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,735.19	5.875%	360	xx	xx	FHA	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2013	xx	Not Applicable	4.125%	$1,793.40	01/01/2013	Financial Hardship	xxtitle report as of xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, . xxare three active HOA liens on subject property in the favor of xxfor the amount of $xxxx.xx recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx respectively. xxxnd installment tax of xxxx is due on xx/xx/xxxx in the amount of $xxxx.xx.
xxxst installment tax of xxxx was paid on xx/xx/xxxx in the amount of $xxxx.xx.	xxto the payment history as of xx/xx/xxxx, the last payment received on x/xx/xxxxthe payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy.
xxto the payment history as of xx/xx/xxxx. xxpayment received on x/xx/xxxxthe payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.
xx: xx: xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the bk plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim is xx. xxvalue of collateral is xxand unsecured portion is $xx.xxx.xx. xxdebtor filed POC on xx/xx/xxxx with the amount of xxand arrearage amount xx.	xxmodification agreement was made between xxJ, xxand xxJ. xxand lender xxof xxN,A on xx/xx/xxxx xxnew modified rate is x.xxx%and borrower promises to pay P&I amount is $x,xxx.xx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.xxare no steps in the modification.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located at "Ohio" state.  The following state disclosures are missing from the on file:- x. Equal Credit Availability Notice x. Insurance Tying Disclosure x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96671885	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.75	4.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Radian	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	45.147%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx for the amount of xxwith lender ‘xx which was recorded on xx/xx/xxxx. xxchain of assignment has not been completed. xxlatest assignment has been found. xxare no active judgments/liens have been found against the subject property/owner/borrower. xxcounty taxes for xxxx are paid in the amount of $xx.xx. xxannual school taxes for the year xxxx are exempt for the amount of $x.xx.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected for the amount of xx. . xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.
																																																																																	xx: xx: xx	Not Applicable		xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, undisclosed $xxx debt and income calc error would push DTI from approved xx% to xx%. Unable to verify, unable to calc ATR."		* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx Rodriguez.pdf pg# xx and its recommendation is “Approve/Eligible with xx.xx%.”."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76348849	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.86	4.125%	360		xx	xx		Conventional	Fixed		Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	766	Not Applicable	49.636%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxD. xx’ which was recorded on xx/xx/xxxx under instrument# xx in the favor of xx with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with xx.
xxactive judgments/liens have been found against the subject property/owner/borrower.
xxcounty taxes for xxxx (xst installment) have been paid off in the amount of $xxx.xx.
xxcounty taxes for xxxx (xnd xx) are delinquent in the amount of $xxx.xx which are payable xx/xx/xxxx.
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages have been found in available.
xxper xxxx, borrower was working at ‘xx.’ as xxfrom xx years and x months.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, subject loan has income errors and undisclosed debt. Details not provided. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE result is Moderate as this loan has failed TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan has failed TILA Finance Charge Test.

The disclosed finance charge is $xxx,xxx.xx and allowed is $xxx,xxx.xx however it is undercharged by $xxx.xx."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing in the loan file."			Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31774180	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,324.88	6.250%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	26.378%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of xx which was recorded on xx/xx/xxxx with xx.
xxassignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was not modified since origination.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxare no comments found related to the subject property condition.
xxtime of origination xxis working in xxof the company from x years.

xx: xx: xx	Not Applicable	Missing DU/GUS/AUS	xx	x: Curable	* ComplianceEase TILA Test Failed (Lvl x) "Finance charge disclosed on Final CD as $xxx,xxx.xx Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of $xxx.xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Loan does not conform to program guidelines (Lvl x)     "Sellers tape reflects the following issue, Other-xx/xx/xx-Inv Reject on x/xx/xx, did not get added to portfolio until xx/xx/xx. Angel Oak Bank Statement Program--Due to COVID xx Oak stopped purchasing loans. Supporting document to validate the issue is missing from the loan documents."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl x) "AUS DU/LP is missing from the loan files."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails ComplianceEase Higher priced mortgage loan test. APR Calculated x.xxx% APR Threshold x.xxx% Over By +x.xxx%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s)."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29669609	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.42	3.500%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Yes	Other	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	749	36.500%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxassignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.
xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of x/x/xxxxshows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was not modified since origination.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx. xxper the collection comment dated xx/xx/xxxx, x month’s forbearance plan was offered to the borrower and the borrower agreed to a x months FB plan. xxpayment plan was start from xx/xx/xxxx to xx/xx/xxxx.
xxare no comments found related to the subject property condition.
xxtime of origination xxis working in xxas xx-xxfrom x years and x months.

xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase TILA Test Failed (Lvl x) "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of $x,xxx.xx Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Intent to Proceed Missing  (Lvl x)     "Intend to proceed is missing from the loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Seller tape reflects the following issue,"covid-19 FB-x/x/xx - Moved to the Portfolio effective x/x/xx.Intially repurchased(x/xx/xx)back to Held For Sale to be sold to FNMA but loan was on a covid-19 forbearance plan". Supporting document to validate the issue is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23906604	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.17	2.990%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Genworth	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	703	700	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.
xxof assignment has been completed. xx, the mortgage is with xx. which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxtaxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in currently in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure have been found. xxRFD is unable to be determined. xxproperty is owner occupied.
xxcomments have been found stating the borrower’s income was impacted by xx. xxrepairs and damages have been found.
xxborrower x xxhas been working at xx as an xxfor x years x months and the borrower x xxhas been working at xx- SVC xxas a xxfor x years xmonths.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Transmittal (xxxx)	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, BWR income not able to be used to qualify. BWR was not the owner of the company for the x years pre origination so unable to use corporate income docs in file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Co-Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx + $xx.xx and We used Co-Borrower income only because Unable to verify borrower income and last x years documents are missing from the loan files, Corporate income from xxxx/xxxx was used to qualify the Borrower. He was not an owner during this time frame and without using this corporate income the Borrower does not qualify. The loan was underwritten by AUS/DU (Locator# xx Pg# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%"
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership Counseling Disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of Service Provider document is missing from the loan documents."
* Purchase Contract is missing (Lvl x)     "Purchase Contract/Agreement is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliate Business Disclosure is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "xxxx Document is missing from the loan documents."	* Missing flood cert (Lvl x) "Flood Certification Document is missing from the loan documents."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87218006	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.44	3.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx.
xxof assignment has been completed. xx, the mortgage is with
MERS as nominee for xx, xx. which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxtaxes for the year of xxxx have been delinquent in the amount of $xxxx.xx.

xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.
xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure have been found. xxRFD is unable to be determined. xxproperty is owner occupied.
xxcollection comments are missing. xxCOVID review has not been performed. xxcomments are missing from xx/xx/xxxx to xx/xx/xxxx.
xxborrower xxhas been working at xxas a xxfor x years x months.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Unable to determine borrower's ATR as, borrower did not start that job and is in a contract xxxx position now."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than xx% Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated x/x/xxxx shows Appraisal Fee at $xxx.xx, however Final CD dated x/xx/xxxx shows Appraisal Fee at $xxx.xx. This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

This loan has failed Charges That In Total Cannot Increase More Than xx% Test.
Recording Fee was disclosed at $xxx.xx on Initial LE dated x/x/xxxx and it was disclosed at $xxx.xx on Final CD dated x/xx/xxxx the difference is of $xx.xx which is greater than xx%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower(s)"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53376579	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,830.55	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Genworth	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	764	747	46.856%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxI xxand xxand lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “MERS as nominee for xx”. xxactive lien and judgment have been found on the updated title report. xxcertificate is to be follow.	xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx. xxper collection comments the subject property has been occupied by the owner and is in average condition.
xx: xx: xx	Not Applicable	Missing Initial LE Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $xxxxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx Viverito Page# xx and its recommendation is “Approve/Ineligible with xx.xx%."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the New York subprime home loan initial loan estimate delivery date validation test. (NY Banking Law x-m
§xx(b))
The initial loan estimate delivery date was not provided.
The initial loan estimate delivery date is required to determine the "fully indexed rate" as used in the New York subprime home loan definition."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "Compliance TRID tolerance test is incomplete as Initial LE is missing from the loan file."
* DU/GUS/AUS has issues or conditions (Lvl x)     "As per Appraisal located at "xxxxxxxxxx Viverito-Pg# xx recommendation is Approve/Ineligible with DTI xx.xx% because the LTV cannot exceed xx percent for fixed rate purchase or single closing construction to permanent transactions secured by x-x unit principal residence."
* Loan does not conform to program guidelines (Lvl x)     "As per Seller tape, Excessive LTV xx.xx%. Appraisal is missing from the loan file. As per document located at "xxxxxxxxxx Viverito-Pg# xx the file was CTC's with the Appraisal value of $xxxK. However, the appraisal came back with an appraised value of $xxxK."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing Initial LE (Lvl x)     "Initial LE is missing from the loan file."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer disclosure is missing from the loan file"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49920339	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,626.64	3.875%	359	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	48.680%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed.
xxactive liens and judgments have been found.
xxinstallment county taxes for the year of xxxx have been paid in the amount of $xxxx.xx and the second installment taxes are due in the amount of $xxxx.xx which was due on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx.  xxcurrent P&I is $xxxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xx, the borrower is working at the xxof xxand xxas an xxfrom x years.
xxproperty occupancy is unable to be determined in the available servicing comments. xxdamage and repairs have been found.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, BWR was approved at xx/xx% approve/eligible but loan not approved properly. They used the rental income from subject x unit to get BWR to qualify but BWR did not own primary residence at the time. Unable to calc DTI."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the amortization test for one of the following reasons: (Fannie Mae Announcement xxxx-xx, Fannie Mae Announcement xxxx-xx ) The loan has a date creditor received application before January xx, xxxx, the loan contains an interest-only feature, and one or more of the following applies: The loan is a cash-out refinance."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the charges that cannot increase test. (xx CFR §xxxx.xx(e)(x)(i)) The loan contains charges that exceed the good faith determination according to §xxxx.xx(e)(x)(i).
																																																																																							One or more of the final charges exceed the comparable amount. Your total tolerance violation is $x,xxx.xx."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx xxxxxxxxxx credit closing package.pdf Pg# xx and its recommendation is “Approve/Eligible with xx.xxx%.”."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79652596	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.63	2.875%	360	xx	xx	Conventional	Fixed	Refinance	71.796%	71.796%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	790	798	39.214%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.
xxis an IRS lien in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xxof the xx - xxxst,xnd, xrd and xth installment county taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.
xx: xxpresent status of the loan is in currently in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure have been found. xxRFD is unable to be determined. xxproperty is owner occupied.
 xxcollection comments are missing. xxCOVID review has not been performed. xxcomments are missing from xx/xx/xxxx to xx/xx/xxxx.
xxborrower x xxH xxhas been working at xxas a xxfor x months and the borrower x xxJ xxhas been working at xxas an xxfor x years. .
xx: xx: xx	Not Applicable	Final Title Policy Origination Appraisal	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, BWR claims xx% SE in employer but does not have history of SE. Unable to rely on docs in file. Unable to calc ATR."	* Missing Appraisal (Lvl x) "Appraisal is missing from the loan documents."
																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta x.x, x) (Lvl x) "Final Title policy missing from the loan documents. However Title Commitment is available at pg# xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88055151	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$977.47	3.375%	360		xx	xx		Conventional	Fixed		Refinance	79.819%	79.819%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	No	No	740	756	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xx’ which was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx’ with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with ‘xx’.
xxactive judgments/liens have been found against the subject property/owner.
xxprior delinquent taxes have been found.
xxcombined taxes for xxxx have been paid off in the amount of $x,xxx.xx.
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx:
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages have been found in available.
xxper xxxx, borrower was not working.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per file, loan approved at xx% but tape is showing student loan debt miscalculated and DTI may be in excess of xx%. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan has points and fees that exceed the points and fees threshold. (xx CFR xxxx.xx(e)(x)) .

The loan amount is $xxx,xxx.xx or more, and the transaction's total points and fees is $x,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx; or

The loan amount is less than $xxx,xxx.xx but at least $xx,xxx.xx, and the transaction's total points and fees is
$x,xxx.xx, which exceeds $x,xxx.xx; or

The loan amount is less than $xx,xxx.xx but at least $xx,xxx.xx, and the transaction's total points and fees is $x,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx; or

The loan amount is less than $xx,xxx.xx but at least $xx,xxx.xx, and the transaction's total points and fees is $x,xxx.xx, which exceeds $x,xxx.xx; or

The loan amount is less than $xx,xxx.xx and the transaction's total points and fees is $x,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the bona fide discount points test. (NC §xx-x.xA (c)(x)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee increase on CD dated xx/xx/xxxx.  LE dated xx/xx/xxxx reflects a Origination Points at $xxxx.xx, however, LE dated xx/xx/xxxx reflects Origination Points at $xxxx.xx. CD dated xx/xx/xxxx reflects the Origination Points at $xxxx.xx.  This is a fee increase of $x.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* GSE Points and Fees Test Violations (Lvl x)     "This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement xxxx-xx )
The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed x% of the total loan amount.

The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed x% of the total loan amount.
Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding x% of the total loan amount will not be eligible for sale to Fannie Mae.
Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding x% of the total loan amount will not be eligible for sale to Fannie Mae."
* Missing Appraisal (Lvl x)     "Appraisal Document is missing from loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69171974	xx	xx	xx	239503	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.78	11.990%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	62.933%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xxis on first lien position. xxare two tax liens which were recorded on xx/xx/xxxx & xx/xx/xxxx under case# xx & xxxxx/ in the total amount of $x,xxx.xx in favor of xx. xxforeclosure proceedings were initiated on the subject property by xxin xxxx. xxper lis pendens located at xx# xx pg# xx xxfurther details have been found regarding the foreclosure proceedings. xxfurther investigation. xxxx county annual taxes have been delinquent in the amount of $x,xxx.xx on xx/xx/xxxx; good through date was xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in performing.
xxpayment history dated xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx% (Lvl x)     "DTI is > xx%."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27210176	xx	xx	xx	239592	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	11/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.83	10.330%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx, xx.
xxactive judgments or liens have been found.
xxannual tax is $xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxRFD has been found in the latest xx months servicing comment.
xx: xx: xx	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl.	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Cash out purchase (Lvl x)     "As per final HUD-x the cash to close amount is $xxx.xx but the transaction is purchase. Also there is no earnest money."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for the TILA APR test.
The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33793348	xx	xx	xx	262795	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$804.91	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	623	11.570%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xxwith xx. xx chain of assignment has been completed currently the assignment is with xx. xxare no active liens or judgments found against the borrower.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the reason for default of borrower is curtailment of income. xxper collection comment dated xx/xx/xxxx the borrower's working hours was cut during the pandemic. xxper collection comment dated xx/xx/xxxx the borrower occupied the property. xxevidence has been found regarding damage or repairs in the latest servicing comments.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "The Initial escrow acct disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file. x.IL Collateral Protection Insurance Notice x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business form is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88153638	xx	xx	xx	243245	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.07	7.640%	360	xx	xx	Conventional	Fixed	Cash Out	41.451%	41.451%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	15.585%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx, LLC.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis active xx/xx/xxagainst subject property which is in the amount of $xxx.xx recorded on xx/xx/xxxx and filed by water bureau of metropolitan district.

xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is performing. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is “Moderate” due to
This loan failed the Connecticut license validation test.
This loan failed the first lien prepaid finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "First Lien Prepaid Finance Charge Test: FAIL Loan Data  $x,xxx.xx Comparison Data  $x,xxx.xx  Variance +$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xxx.xx

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance  -$xxx.xx"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CT State. The following state disclosures are missing from the loan file:  x.Appraisal Disclosure x.xnd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure x.Interest Rate Disclosure x.Lock-In Agreement Disclosure x.Payoff Statement Disclosure x.Legal RepresentationDisclosure x.Non-Prime HUD ContactDisclosure x.Non-Prime Notice of Loan Terms Disclosure x.Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95028976	xx	xx	xx	243227	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,629.44	6.900%	360	xx	xx	Conventional	Fixed	Cash Out	88.849%	88.849%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/01/2019	xx	Not Applicable	3.875%	$685.09	02/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx.
xxchain of assignment has been completed.

xxis an active junior xxavailable in the amount of xxin favor of xxand recorded on xx/xx/xxxx.

xnd installment of annual county taxes for the year of xxxx and xst installment of annual county taxes for the year of xxxx have delinquent in the total amount of amount of $xxx.xx with the good through date of xx/xx/xxxx.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in bankruptcy. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx. xxto the PACER report, the debtor had filed the bankruptcy under the chapter-xx case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxamended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. xxPOC was filed on xx/xx/xxxx. xxPOC amount is xxand total arrearage amount is $xxx.xx.
xx: xx: xxto the PACER report, the debtor had filed the bankruptcy under the chapter-xx case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxamended chapter-xx plan debtor was supposed to pay the trustee the amount of $xxx.xx for xx months. xxPOC was filed on xx/xx/xxxx. xxPOC amount is xxand total arrearage amount is $xxx.xx.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xxx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.
xxto the modification agreement the new modified unpaid principal balance is xxfrom which principal amount of xxpermanently forgiven by the lender which exceeds more than x.xx% of the modified unpaid principal balance. xxinterest bearing amount is xx.
x-x Family Rider Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "As Compliance report is "Moderate" as loan is failing for -

x-TILA Finance Charge Test.
x-TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "x-This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

x-This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "x-x family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "As subject property is located in Illinois which is a super lien state and following disclosures are missing from the loan file-
x-IL Collateral Protection Insurance Notice.
x-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18254348	xx	xx	xx	243662	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$651.94	12.250%	360	xx	xx	Conventional	Fixed	Cash Out	90.168%	90.168%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xxsaving fund xx.
xxactive judgments or liens have been found.
xxannual tax is $xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is curtailment of income.

xx: xx: xxdebtor (xxand xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Credit Application Credit Report	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan is failed for the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by all borrowers."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75385426	xx	xx	xx	243374	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$676.34	10.375%	360	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2018	xx	Not Applicable	8.000%	$574.24	09/01/2018	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxis one civil judgment open against the borrower in the amount of $x,xxx.xx with xxa/s/o xxwhich was recorded on xx/xx/xxxx.

xxis a xxlien of ‘xxof xxof xx’ against the borrower ‘xx’ in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx xxcounty taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. xxPOC has been filed. xxMFR was filed.

xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxservicing comment dated xx/xx/xxxx states that the forbearance plan were beginning from xx/xx/xxxx.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed. xxPOC has been filed. xxMFR was filed.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%. xxservicer agreed to forgive in the amount of $x,xxx.xx. xxUPB that has been amortized is xxas an interest bearing amount.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraiser report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18004218	xx	xx	xx	250154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	11/30/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$808.88	4.150%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	673	Not Applicable	35.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx".

x. xxis an active DOJ lien available against the borrower in the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.

x. xxis an active credit card judgment is available against the borrower in the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. xxis an active child support lien available against the borrower in the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. xxis an active IRS lien available against the borrower in the amount of xxin favor of "xxof xx-IRS" recorded on xx/xx/xxxx.

x. xxcombined taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in active foreclosure and under delinquency for x month and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxforeclosure of the subject property has begun by referring it to attorney on xx/xx/xxxx. xxforeclosure complaint was filed on xx/xx/xxxx. xxof xxwas issued on xx/xx/xxxx and the foreclosure sale was set for xx/xx/xxxx. xx, the foreclosure sale was rescinded on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
xx: xxforeclosure of the subject property has begun by referring it to attorney on xx/xx/xxxx. xxforeclosure complaint was filed on xx/xx/xxxx. xxof xxwas issued on xx/xx/xxxx and the foreclosure sale was set for xx/xx/xxxx. xx, the foreclosure sale was rescinded on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl x) "Operative Index Value is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38467216	xx	xx	xx	262480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,213.57	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	72.453%	72.453%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.075%	First	Final policy	Not Applicable	Not Applicable	10/30/2017	xx	$74,649.45	4.000%	$761.16	11/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxjudgments and liens found pending are as follows:
xxis one HOA lien open against the subject property in the amount of $xxx.xx held by xx, INC and recorded on xx/xx/xxxx.
xxare two junior civil judgments in the total amount of $xxxx.xx xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxto the comment dated xx/xx/xxxx the RFD is curtailment of income. xxfurther information has been found.

xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test: FAIL and TILA Foreclosure Rescission Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx  Variance -$xxx.xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx  Variance  -$xxx.xx"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in FL State. The following state disclosures are missing from the loan file:
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60036234	xx	xx	xx	7118607	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$795.65	8.875%	360	xx	xx	Conventional	ARM	Cash Out	64.935%	64.935%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	19.304%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xx, N.A and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xx, xx. xxare x junior mortgage and x senior mortgage against the borrower.
xxsenior mortgage was originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xx.xxis junior mortgage originated on xx/xx/xxxx for the amount of xxwith lender xx, LLC. xxare no active liens and judgments found against the borrower. xxxx county taxes will due on xx/xx/xxxx for the total amount of $xxx.xx. xxprior tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is x/x/xxxxx. xxcurrent UPB reflects in the provided tape data is in the amount of xxand current interest rate as per pay history is x.xxx%.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is x/x/xxxxx. xxcurrent UPB reflects in the provided tape data is in the amount of xxand current interest rate as per pay history is x.xxx%. xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "AK License Validation Test: FAIL
This loan failed the Alaska license validation test.
The Alaska Mortgage Lending Regulation Act (AMLRA), effective July x, xxxx, requires all mortgage lenders, mortgage brokers, and originators operating in Alaska to be licensed under the AMLRA. Mortgage lenders, brokers, and originators operating in Alaska prior to July x, xxxx must be licensed under the AMLRA by March x, xxxx. The Alaska Mortgage Lending Regulation License and Exemption Letter are not available for loans with a closing date before July x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Prepayment Term Test: FAIL Loan Data xxMonths Comparison Data xMonths Variance xxMonths
This loan failed the prepayment term test.

AK License Validation Test: FAIL
This loan failed the Alaska license validation test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is not covered by the restricted fees testing under the selected license.
There are no testable fee restrictions under this license."
* Missing Required State Disclosures (Lvl x)     "Subject property is in state of Alaska and requires following disclosure however the disclosure is missing from the loan file.
Insurance Sales"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to determine from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date different than note date."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30921713	xx	xx	xx	8039125	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$269.93	4.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xxx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx, in the amount of xxwhich was recorded on xx/xx/xxx with the xx/xx # xx xxchain of assignment has been completed. xx, the assignment is with the xx.

xxis junior mortgage found pending against the property in the favor of “xxand xxand xxof xx”, and which was recorded on xx/xx/xxxx with the xx/xxxxxx/xxx xxthe amount of $x.xx. xx, xxwas made on dated xx/xx/xxxx which is located on “xx# xx at xx# xx xxactive judgments or liens found against the property/borrower.

xxand xxof xxfor the year xxxx has been paid in the total amount of $x,xxx.xx. xxprior year’s delinquent taxes have been found.
xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is currently in the xxstatus and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdata shows the current interest xxas x.xx % and the xxUPB as xx. xxdated xx/xx/xxxx shows the xxfor xxis xx-xx impacted, xxof xxdue to xx-xx.xx, latest comment dated xx/xx/xxxx states, xxx called servicer in to make a payment and setup phone pay on dated xx/xx/xx for the amount of $xxx.xx. xxcomment shows borrower is working and her intention is to keep the property. xxdated xx/xx/xxxx, xx/xx/xxxx shows due to xx-xx impact the borrower was out of work. xxservicer approved x months forbearance plan to the borrower which was started on xx/xx/xxxx till xx/xx/xxxx. xxdate comment shows after completing this xxplan servicer provided the xxto the borrower which was beginning on xx/xx/xxxx till xx/xx/xxxx. xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the xx# xx xx/xx/xxxx. xx’s bankruptcy case was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx. xxper comment dated subject property has been xx. xxper comment dated xx/xx/xxxx, claimable insurance damage not observed but there are repairs noted in the current xxBPO in the total amount of xx. xx, latest BPO report dated xx/xx/xxxx located on “xx” at “PG# xx shows that there is very minor work needed to bring property up to good condition xxintact. xxlatest BPO report does not show any repair cost which indicated there are no repairs needed.
xx: xx: xxdebtor (xxL. xx) had filed for bankruptcy under chapter-xx with the xx# xx xx/xx/xxxx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is $x.xx. xxcase was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUd-x and Itemization documents are missing from the loan file."	* Application Missing (Lvl x) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final Truth In Lending is missing from the loan file"
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following state disclosures are missing in the loan file.
x) Delivery Fee Authorization
x) NJ Attorney Disclosure
x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
x) Commitment Disclosures
x) Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71929171	xx	xx	xx	580593382	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,135.83	$2,862.41	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/28/2018	xx	Not Applicable	5.060%	$1,945.01	08/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed also the debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx .POC was not filed.
xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed also the debtor was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx .POC was not filed.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "The HUD document is not signed by all the borrowers."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date is x/xx/xxxx which is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84291406	xx	xx	xx	580593387	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,155.99	7.888%	360	xx	xx	Conventional	ARM	Cash Out	75.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	39.072%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx, xx” with xx# xx xxchain of assignment has been completed.

xxjudgments & liens:

x. xxis one HOA lien active against the subject property in the total amount of xxin the favor of “xx” recorded on xx/xx/xxxx. xxHOA lien holder initiated the foreclosure by filing the notice of default on xx/xx/xxxx in the xx# xx xxnotice of sale filed on xx/xx/xxxx states; sale scheduled for xx/xx/xxxx at x.xx AM. xxthat time of FC initiation the subject loan is with (xx). xx, the name of the subject creditor was not mentioned on the said xxof default.

x. xxis one junior mortgage active against the property in the amount of xxin the favor of “xx, xx, A xx” with the xx# xx xxproperty taxes have been paid off.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxcurrent UPB as of the date is xx.	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxcurrent UPB as of the date is xx.

xxloan was not modified since origination. xxis ARM pick a payment loan and the borrower is currently paying as per ARM change notice. xx, the ARM change notice is not available.

xxforeclosure was not accelerated in the loan.

xxis no unrepaired property damage.

xx: xx: xxper PACER, the borrower "xx" had filed bankruptcy under xxxx with the xx # xx x/xx/xx. POC was filed by creditor "xx, N.A." on x/xx/xx, in the secured claim amount xxand an arrearage in the amount of xx. xxschedule D in voluntary petition shows the secured claim in the amount of xxwith the supporting value of collateral is xx. xx, the remaining unsecured portion is xx. xxchapter xx plan was filed on xx/xx/xxxx from which the debtor will cure all arrearage through plan payment & the plan was confirmed on xx/xx/xxxx. xxis discharged & terminated on x/xx/xx.	Not Applicable	Affiliated Business Disclosure Origination Appraisal	xx	x: Curable	* Settlement date is different from note date (Lvl x) "The loan was originated on "x/xx/xxxx" and settled on "x/xx/xxxx"."	* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "ROR transaction date "x/xx/xxxx" is inconsistent with Note and/or HUD."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4787333	xx	xx	xx	272093	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,280.00	$3,708.44	6.000%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	733	743	39.459%	First	Final policy	Not Applicable	xx	07/01/2017	xx	Not Applicable	4.250%	$1,762.18	08/01/2017	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/xxxx.

xxchain of assignment has been completed. xxlatest assignment is with xxI, xx recorded in xx/xx/xxxx.

xxis a junior mortgage active in the favor of xx, xx. in the amount of xxrecorded on xx/xx/xxxx.

xxis a credit card judgment active in the favor of xx, xx in the amount of xxrecorded on xx/xx/xxxx.

xxxst and xnd installment of tax xxxx-xxxx have been paid in the amount of $ xxxx.xx xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxper the comment dated xx/xx/xxxx the reason for default is excessive obligations. xxsubject property has been occupied by the owner. xxcomments have been found for damage or repairs.

xx: xx: xxdebtor (xx ) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $xxxx.xx out of secured claim in the amount of xxand the value of collateral is xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx	xxto the modification, the loan was modified on xx/xx/xxxx in between the borrower and lender. xxnew modified principal balance per modification is in the amount of xxwith interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. xxmaturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure HUD-x Closing Statement Loan Program Info Disclosure	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Unable to identify point and fees clearly in final HUD-x."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file"
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "The note date is x/xx/xxxx and the ROR transaction date is x/xx/xxxx."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is x/x/xxxx which is different from the note date x/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35304188	xx	xx	xx	272113	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$399.51	9.750%	180	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2016	xx	Not Applicable	3.000%	$157.98	01/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx. xx.

xxare three civil judgments available in the updated title report against the borrower in the total amount of xxin favor of “xxof xx” which recorded on different dates.

xxis active xxavailable in the updated title report against the borrower in the amount of $xxx.xx in favor of “xxof xx” and it was recorded on xx/xx/xxxx.

xxis active civil judgment available in the updated title report against the borrower in the amount of $xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.

xxannual county taxes for the year xxxx have been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxnext due for regular payment is xx/xx/xxxx. xxevidences are available in updated xxthat confirms when the last regular payment has been made. xxUPB as of the date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxnext due for regular payment is xx/xx/xxxx. xxevidences are available in updated xxthat confirms when the last regular payment has been made. xxUPB as of the date is in the amount of xx.
xx’s willingness and ability to pay is good.  xxis in bankruptcy and performing.  xxis a previous resolution of a permanent modification that was successful. xxis no un repaired property damage. xxper comment dated xx/xx/xxxx RFD of the loan is xxof xxdue to covid-19.
xx: xx: xxdebtor (xxT. xx) filed bankruptcy under xxxx with the xx # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $xxx.xx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Point and Fees on HUD are hand written and not clearly visible."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by borrower."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65894925	xx	xx	xx	272088	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.66	8.800%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xx for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to xx.

x. xxis an active municipal/code lien available against the subject property in the amount of $xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

x. xxis an active medical lien available against the borrower in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

x. xxcombined taxes for the year xxxx have been paid in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxdated xx/xx/xxxx shows that borrower has been affected by covid-xx. xxdated xx/xx/xxxx shows that borrower has received covid-xx forbearance payment plan on xx/xx/xxxx which would begin from xx/xx/xxxx.

xxevidences of active foreclosure and bankruptcy have been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing."
* Loan program disclosure missing or unexecuted (Lvl x)     "ARM loan program disclosure is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99426620	xx	xx	xx	272068	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$947.66	6.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	40.302%	First	Final policy	Not Applicable	Not Applicable	08/19/2013	xx	$2,050.06	3.000%	$376.25	10/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior federal tax lien available in the updated title report against xx xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x,xxx.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "ComplianceEase risk indicator is "Elevated" as this loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* TIL not hand dated (Lvl x) "TIL document is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62851417	xx	xx	xx	61336	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,403.36	6.150%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2012	xx	Not Applicable	2.000%	$716.79	08/01/2012	Financial Hardship	*xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx ” with xxno & xxxxxxxxx

*xxchain of assignment is not completed as the subject mortgage is currently assigned to “ xx’’ instead of “xx .”

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $ x,xxx.xx on xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is current and the borrower is making regular loan payments. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan has been modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xx.xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxper the comment  the subject property has been occupied by the owner.
xxper collection comment unable to find reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x,xxx.xx there is no comment indication a cram down.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of $xxx,xx.xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "The final HUD-x is not signed by all the borrowers."	* Application Missing (Lvl x) "The loan application at origination is missing."
* Missing Appraisal (Lvl x)     "The original appraisal report is unavailable."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from loan file docs."
																																																																																								* Settlement date is different from note date (Lvl x) "As per the final HUD-x the settlement date is x/xx/xxxx which is different from the note date of x/xx/xxxx."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2606703	xx	xx	xx	272221	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/18/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.02	8.500%	360	xx	xx	Conventional	Fixed	Cash Out	47.368%	47.368%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	521	Not Applicable	26.417%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxI”.
xxtaxes for the year of xxxx are paid in the amount $x,xxx.xx. xxprior delinquent taxes have been found.	xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in collections.
xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxto the servicing comments dated xx/xx/xxxx, the reason for default is curtailment of borrower's income due to covid-19 pandemic.
xxbankruptcy and foreclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%. xx, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification and tape data shows last modification made on xx/xx/xxxx but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is failed for CT License Validation Test:
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for State Regulations and Exceptions test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan is failed for First Lien Prepaid Finance Charge Test:

Loan data is $x,xxx.xx and comparison data is $x,xxx.xx. Hence, the variance is +$xxx.xx.
The loan has prepaid finance charges that exceed the greater of x% of the principal amount of the loan or $x,xxx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CT State. However, below required state disclosures are missing from the loan file.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Legal RepresentationDisclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76227830	xx	xx	xx	278981	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,903.14	9.050%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/07/2020	xx	$333,469.40	4.500%	$2,247.81	03/01/2020	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx, xx as xxof the xx. xxare two civil judgments against the borrower in the favor of xx and xx of the xxof xxwhich was recorded on xx/xx/xxxx and xx/xx/xxxx in the combined amount of xx. xst and xnd installment of combined taxes xxxx/xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the total amount of xx.	xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment received date is unable to determine which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxto the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment received date is unable to determine which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

xxper the payment history dated xx/xx/xxxx stated that, the loss draft deposit in the amount of $x,xxx.xx. xx, we have comments from xx/xx/xxxx to xx/xx/xxxx hence unable to determine the nature of damage, loss amount and date of loss. xxto be determined the subject property has been repaired or not.

xx: xxto the updated title report dated xx/xx/xxxx, the foreclosure was initiated and lis pendens was filed on xx/xx/xxxx and foreclosure judgment was filed on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found.
xx: xx	xxmodification agreement was made between the borrower and lender on xx/xx/xxxx. xxper the modified term the new principal balance xxwith interest rate x.xx % .xxborrower promises to pay the monthly P&I of $x,xxx.xx beginning from xx/xx/xxxx xxmaturity is dated on xx/xx/xxxx. xxlender deferred the amount of xxfrom the new principal balance. xxdeferred principal balance of xxis eligible for forgiveness. xxthe borrower will makes regular payment during the first three years. xx, the whole deferred amount will be referred to as the forgiven amount. xxmodification agreement contains balloon provision.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is executed by the borrower but point and fees are hand-written."	* Application Missing (Lvl x) "Loan application is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl x)     "Unable to confirm the operative index value in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,671.96	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58059079	xx	xx	xx	278932	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/09/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,484.93	6.375%	360	xx	xx	Conventional	Fixed	Purchase	99.216%	99.216%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.162%	First	Final policy	Not Applicable	Not Applicable	04/14/2020	xx	$114,731.75	5.000%	$1,084.94	04/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxare x state tax liens in the favor of xxin the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
xxare x HOA liens in the favor of xx. in the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
xxannual installment of county jurisdiction tax of xxxx has been sold or forfeited in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good through till xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner. xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxloan modification agreement was made between (borrower) xxand (xx) xx, xx on xx/xx/xxxx. xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $x,xxx.xx that began from xx/xx/xxxx. xxmaturity is x/x/xx. xxinterest bearing amount is xxand deferred balance in the amount of xxwhich placed at the end of the loan and will become due and payable as a balloon payment. xx, the loan has been modified in the year xxxx, xxxx, xxxx and xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing Required State Disclosures (Lvl x) "The subject property is located in Maryland. The following disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89191305	xx	xx	xx	279063	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,336.01	7.090%	360	xx	xx	Conventional	ARM	Refinance	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/30/2020	xx	$55,373.48	6.000%	$1,017.90	05/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, L.L.C for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the “xx, xx as owner xxof the xx, xxV-E.
xxactive liens and judgments have been found.
xxand second city installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
 xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent from xx month and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx with the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan is in the collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent from xx month and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx with the interest rate of x.xx%. xxnew UPB is reflected in the amount of xx.
xxloan was modified on xx/xx/xxxx between the borrower xxand the lender xx, xx. xxper the modified terms, the new principal balance is xxx,xxx.xx. xxdeferred principal balance is xx. xxlender agrees to ½ of the deferred principal balance is will be waived off for the amount of xx. xxborrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.
xxproperty occupancy is unable to be determined. xxdamage and repairs have been found.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower xxand the lender xx, xx. xxper the modified terms, the new principal balance is xx. xxdeferred principal balance is xx. xxlender agrees to ½ of the deferred principal balance will be waived off for the amount of xx. xxborrower has promised to pay in the amount of $xxxx.xx and the interest rate of x.xx% beginning from xx/xx/xxxx till new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated hud-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
x. MI Borrower's Bill of Rights
x. MI Consumer Caution and Homeownership Counseling Notice
x. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."	* Missing credit report (Lvl x) "Credit report is missing from loan file."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45177484	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,796.27	6.790%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.596%	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2011	xx	$4,000.00	2.000%	$1,374.10	10/01/2011	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx. with xx# xx xxchain of assignment has been completed.
xxis a mortgage lien in the amount of xxin favor of xxwhich is recorded on xx/xx/xxxx.
xxis a mortgage lien in the amount of xxin favor of xxwhich is recorded on xx/xx/xxxx.
xxis an junior state tax lien against the borrower xxin the favor of xxof the xxof xxwhich was recorded on xx/xx/xxxx for the amount of xx.
xxis an IRS tax lien against the borrower xxand xxin the favor of xxof the xx - xxwhich was recorded on xx/xx/xxxx for the amount of $xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxper payment history borrower is current with the loan. xxper collection comment dated xx/xx/xxxx the reason for default borrower was curtailment of income. xxper collection comment dated xx/xx/xxxx the borrower is impacted by pandemic. xxper collection comment dated xx/xx/xxxx the property is occupied by borrower.
xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith interest rate starting from x.xx%. xxmodification is in x steps ending with interest rate x.xxx% and P&I is $xxxx.xx beginning on xx/xx/xxxx to maturity date xx/xx/xxxx. xxdeferred balance is $x,xxx.xx and there is no principal forgiven amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUd is not signed by all borrowers."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) ""This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file. x.Impound Account Disclosure x.Cosigner Notice x.Private Mortgage Insurance Disclosure x.Earthquake Disclosure for Condominiums x.Hazard Insurance Disclosure x.Insurer RecommendationDisclosure x.CA Fair Lending Notice x.Anti-Tying Disclosure x.Privacy Notice xx.Notice of Right to Copy of Appraisal xx.Application for Credit-Married Persons xx.Fair Debt Collection Notice xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business form is missing from loan file."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30860076	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	xx	11/18/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$622.31	7.500%	360	xx	xx	Conventional	Fixed	Purchase	89.899%	89.899%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	39.015%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has been completed as currently the assignment is with xx, as owner xx, recorded on xx/xx/xxxx.
xxand xx;
x) xxunpaid HOA lien found pending against the subject property recorded on xx/xx/xxxx in the amount of $x,xxx.xx which is in the favor of xxHOA.
xx;
x) xnd installment town taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
x) xst  installment town taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxxx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is not making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxxx% with P&I in the amount of $xxx.xx.
xxloan was not modified since origination.
xxwas not initiated in the loan.
xxborrower xxM. xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows that the reason for borrowers default as xximpacted. xxborrower was suffering from xxvirus.
xxsubject property is in average condition. xxvisible damages or repairs have been observed on the subject property.

xx: xx: xxto PACER, the borrower xxM. xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate as the loan is failing for prohibited fees test and exception test."
																																																																																								* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $xx.xx to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title search fees, including title insurance premiums;taxes;tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22173345	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.97	5.875%	360	xx	xx	Conventional	Fixed	Purchase	99.971%	99.971%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	33.120%	First	Final policy	Not Applicable	Not Applicable	01/01/2012	xx	Not Applicable	2.000%	$456.26	01/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxand xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto the step modification and the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25949214	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$680.60	7.750%	360	xx	xx	Conventional	Fixed	Refinance	63.333%	63.333%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, N.A. xxis on first lien position. xxactive judgments or liens found on the subject property. xxxx combined xnd taxes have been due in the amount of $xxx.xx on xx/xx/xxxx. xxxx combined xst taxes have been delinquent in the amount of $xxx.xx on xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in bankruptcy.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxcomments are available from xx/xx/xxxx to xx/xx/xxxx. xxrequire latest xx months collection comments. xxcomments are missing from xx/xx/xxxx to xx/xx/xxxx & xx/xx/xxxx to xx/xx/xxxx.
xxcomments have been found regarding foreclosure.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis in active status.
xxper collection comment the subject property is occupied by owner and the property is in good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of $x,xxx.xx. xxthe xxis in active status.	Not Applicable	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."	* Missing credit report (Lvl x) "Credit report is missing from loan file."	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14973858	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,594.86	4.375%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	39.837%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with MERS as nominee for xx.
xxactive liens and judgments have been found.
xxannual county taxes of xxxx are due in the amount of xx.
xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxloan has not been modified once since origination.
xx, the borrower is self-employed from last x.xx months.
xxoccupancy of the subject property is unable to be determined. xxcomments do not provide any information regarding the damages and repairs to the subject property.
xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test. FAIL
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TRID Violation in Charges That Cannot Increase test due to fee addition in Final CD dated x/xx/xxxx. Initial CD dated x/xx/xxxx reflects Appraisal report Fee at $xxx.xx. However Final CD dated x/xx/xxxx Appraisal report Fee at $xxx.xx. Valid COC is missing from the loan files."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID Violation in Charges that Cannot Increase test due to increase of fee in Revised LE# xx dated x/xx/xxxx. Initial LE dated x/xx/xxxx does not reflects Loan origination Fee. However, Revised LE# xx dated x/xx/xxxx reflects Loan Origination Fee at $xx,xxx.xx. This is fee increase of $xx,xxx.xx for x% tolerance test fee. Valid COC dated x/xx/xxxx clearly mentioning the addition of Loan origination fee is required to clear the violation"			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1903628	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.45	2.750%	360	xx	xx	USDA	Fixed	Purchase	101.010%	101.010%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	34.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by xx which was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xxLLC’ with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with ‘xxLLC’.
xxactive judgments/liens have been found against the subject property/owner.
xxcounty taxes for xxxx have been paid off in the amount of $x,xxx.xx.
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx:
xxloan file.pdf# xx
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages have been found in available.
xxper xxxx, borrower was working at ‘xx & xx’ as ‘xx’ from x years and x months.

xx: xx: xx	Not Applicable	Credit Application HUD-x Closing Statement Missing or error on the Rate Lock	xx	x: Curable	* Application Missing (Lvl x) "Final Application is not hand signed by the borrower."
* Application Not Signed by All Borrowers (Lvl x)     "Final Application is not hand signed by the borrower."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "As per the loan document Final CD is missing from the files as borrower not hand signed."
* Loan does not conform to program guidelines (Lvl x)     "as per the seller tape data reflects the following issue," Initial CD was sent out instead of final and signed over, borrower did not receive their final CD x/x""
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45998848	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.89	2.990%	360	xx	xx	Conventional	Fixed	Refinance	79.348%	79.348%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	748	773	35.525%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx by ‘xxand xx’ which was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xxLLC’ with loan amount of xx.
xxchain of assignment has been completed as the mortgage is currently with ‘xxLLC’.
xxactive judgments/liens have been found against the subject property/owner.
xxcounty taxes for xxxx have been paid off in the amount of $x,xxx.xx.
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx:
xxloan file.pdf # xx
xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.
xxevidences have been found regarding foreclosure process and bankruptcy case.
xxvisible damages have been found in available.
xxper xxxx, borrower was working at ‘xx’ as ‘xx’ from x years and x months.

																																																																																	xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, income was incorrectly calculated. BWR was affected by Covid and several months were excluded from the calculation. Unable to verify details. Unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Document is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21163130	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,426.50	5.750%	360	xx	xx	Conventional	ARM	Refinance	69.765%	69.765%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	26.389%	First	Final policy	Not Applicable	Not Applicable	12/09/2016	xx	Not Applicable	2.000%	$1,201.76	02/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx on xx/xx/xxxx. xxshould be assigned with xx.

xxare two certificate of municipal liens (xx (xx)) against xxJ. xx & xx, in favor of xxof xxand xxin the amount of $x,xxx.xx & $x,xxx.xx where were recorded on xx/xx/xxxx & xx/xx/xxxx respectively.

xxis one civil judgment open against the borrower "xx also known as xx" in the amount of $xxx.xx with xx, as trustee for xx., asset-backed pass-through which was recorded on xx/xx/xxxx.

xxhalf town taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxhalf town taxes of xxxx are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx (xx/xx/xxxx)
xxhalf town taxes of xxxx are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx (xx/xx/xxxx)
xxhalf town taxes of xxxx are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx (xx/xx/xxxx)	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxsecond amended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage total amount of xxwas committed to pay $xxx.xx for xx months.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxto data tape the foreclosure sale was scheduled on xx/xx/xxxx, however, the foreclosure sale put on hold due to the borrower has been filed bankruptcy chapter xx on xx/xx/xxxx. xxfurther details are available.
xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxsecond amended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage total amount of xxwas committed to pay $xxx.xx for xx months.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34959994	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/05/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,010.14	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	03/01/2015	xx	$107,372.64	4.625%	$1,057.52	04/01/2015	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of $xxx, xxx.xx with xx. xxchain of assignment is complete as current assignee is xx. xxsubject mortgage is at xxlien position as there are active on the subject property recorded on xx/xx/xxxx, and xx/xx/xxxx in the favor of “xx, INC” and “xx., xx.” for the amount of xx.
xxprior years delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is bankruptcy and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%.
xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxnew principal balance per modification is in the amount of xxand the lender has agreed to defer the principal balance in the amount of xxhence the xx-xxis in the amount of xx. xxborrower promises to pay monthly payment in the amount of $xxxx.xx at the rate of x.xxx % beginning from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.
xxforeclosure was initiated in this loan in xxxx and the case was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx and the service has been completed on xx/xx/xxxx. xxforeclosure judgment has been filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxsale has been scheduled for xx/xx/xxxx. xxthe foreclosure sale is cancelled due to the debtor is filed bankruptcy under chapter xx with case# xx xx/xx/xxxx.
xxdebtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xx-D of voluntary petition shows xxas unsecured portion out of claim amount of xxand the value of collateral is xxon xx/xx/xxxx.  xxproof of claim was filed by the creditor “xx, xx, DBA” for the claim amount of xxwith the amount of arrearage of xxon xx/xx/xxxx.  xxxx xxreflects that the amended plan dated xx/xx/xxxx has been confirmed. xxdebtor has to pay $xxx.xx for x months and $xxxx.xx per month for xxmonths.
xxcomment pertaining damage to the subject property has been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xxforeclosure was initiated in this loan in xxxx and the case was referred to an attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx and the service has been completed on xx/xx/xxxx. xxforeclosure judgment has been filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxsale has been scheduled for xx/xx/xxxx. xxthe foreclosure sale is cancelled due to the debtor is filed bankruptcy under chapter xx with case# xx xx/xx/xxxx.
xx: xxdebtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xx-D of voluntary petition shows xxas unsecured portion out of claim amount of xxand the value of collateral is xxon xx/xx/xxxx. xxproof of claim was filed by the creditor “xx, xx, DBA” for the claim amount of xxwith the amount of arrearage of xxon xx/xx/xxxx. xxxx xxreflects that the amended plan dated xx/xx/xxxx has been confirmed. xxdebtor has to pay $xxx.xx for x months and $xxxx.xx per month for xx months.	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxnew principal balance per modification is in the amount of xxand the lender has agreed to defer the principal balance in the amount of xxhence the xx-xxis in the amount of xx. xxborrower promises to pay monthly payment in the amount of $xxxx.xx at the rate of x.xxx % beginning from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance risk indictor is moderate as the TILA APR test is fail."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan  file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
x. Lead-Based Paint Disclosure
x. Mortgage Loan Application Disclosure
x. Carbon Monoxide Alarms
x. MA Smoke Detector Certificate
x. Notice of the Specific Reason for Denial of Credit
x. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52050857	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,743.77	8.430%	360	xx	xx	Conventional	Fixed	Cash Out	70.465%	70.465%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/18/2020	xx	$4,966.17	5.500%	$1,469.95	06/01/2020	Lower Interest Rate	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxare x IRS xxagainst the name of borrower in the amount of xxin favor of xxof xx- xxwhich were recorded in between xx/xx/xxxx-xx/xx/xxxx.

xxsubject mortgage is at xxlien position as there are x xxof sale for unpaid against the subject property in the total amount of $x,xxx.xx in favor of xxA. xx, xxof xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx. xxis risk that property can be getting foreclosed due to above unpaid municipal taxes. xxcan be cured if above unpaid taxes paid in full with unpaid interest and late charges.

xxare x judgments against the name of borrower in the amount of $x,xxx.xx in favor of multiple plaintiffs which were recorded in between xx/xx/xxxx-xx/xx/xxxx.

xxannual xxfor xxxx have been paid off in the amount of $x,xxx.xx.
xxannual xxtaxes for xxxx have been delinquent in the total amount of $x,xxx.xx and payable through the date of
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is $x,xxx.xx.	xx: xxloan is active in bankruptcy. xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xxand the deferred balance is $x,xxx.xx.

xxloan modification agreement was made on xx/xx/xxxx with xx. xxtotal capitalized principal balance is xxfrom which lender agreed to forgive the principal balance of xxand also deferred the principal in the amount of $x,xxx.xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxborrower "xxE xxand xx" had filed bankruptcy under xx# xx with the xx # xx xx/xx/xxxx and the plan is not yet confirmed. xxPOC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of xx. xxloan was modified on xx/xx/xxxx through the BK. xxlast date of filing is xx/xx/xxxx.

xxper available servicing comments the foreclosure proceedings were initiated on the subject property. xxfile was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxsale date was scheduled on xx/xx/xxxx; however, it was canceled due to bankruptcy filed by debtor on xx/xx/xxxx. xxloan is active in bankruptcy. xxmore details are available regarding further foreclosure proceedings.

xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

xx: xxper available servicing comments the foreclosure proceedings were initiated on the subject property. xxfile was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxsale date was scheduled on xx/xx/xxxx; however, it was canceled due to bankruptcy filed by debtor on xx/xx/xxxx. xxloan is active in bankruptcy. xxmore details are available regarding further foreclosure proceedings.
																																																																																	xx: xxborrower "xxE xxand xx" had filed bankruptcy under xx# xx with the xx # xx xx/xx/xxxx and the plan is not yet confirmed. xxPOC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of xx. xxloan was modified on xx/xx/xxxx through the BK. xxlast date of filing is xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with xx. xxtotal capitalized principal balance is xxfrom which lender agreed to forgive the principal balance of xxand also deferred the principal in the amount of $x,xxx.xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Credit Application	xx	x: Acceptable with Warnings			* Application Missing (Lvl x) "The final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89886271	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$486.11	9.050%	360	xx	xx	Conventional	Fixed	Refinance	85.923%	85.923%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	22.620%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx for the amount of xxwith the lender “xx” and it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with “xx, xx d/B/A xxas xxof xxV” and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxis an active junior mortgage against the subject property which is held by “xxNA” for the amount of $xxand it was recorded on xx/xx/xxxx.
xxis an active IRS lien against the borrower which is held by “xxof xx” for the amount of $xxx.xx and it was recorded on xx/xx/xxxx.
xxcombined second installment taxes for the year xxxx is due in the amount of $xxx.xx till xx/xx/xxxx.
xxcombined first installment taxes for the year xxxx is delinquent in the amount of $xxx.xx which was good through till xx/xx/xxxx.
xxcombined annual taxes for the year xxxx is delinquent in the amount of $xxxx.xx which was good through till xx/xx/xxxx.

xxto payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is bankruptcy and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%.
xxforeclosure was initiated in this loan in xxxx with case# xx on xx/xx/xxxx. xxforeclosure was placed on hold as the debtor “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxfurther information is available.
xxto PACER report the debtor “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxbankruptcy case was dismissed on xx/xx/xxxx however it has been reinstated on xx/xx/xxxx. xxPOC was filed by the creditor “xx, xx” with claim# xx for the secured claim amount of xxwith the amount of arrearage of xxon xx/xx/xxxx. xxplan has been confirmed on xx/xx/xxxx. xxdebtor shall pay $xxxx.xx monthly for xx months for a total amount of xx.
xxcomment pertaining damage to the subject property has been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xxforeclosure was initiated in this loan in xxxx with case# xx on xx/xx/xxxx. xxforeclosure was placed on hold as the debtor “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxfurther information is available.
xx: xxto PACER report the debtor “xx” had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxPOC was filed by the creditor “xx, xx” with claim# xx for the secured claim amount of xxwith the amount of arrearage of xxon xx/xx/xxxx. xxplan has been confirmed on xx/xx/xxxx. xxdebtor shall pay $xxxx.xx monthly for xx months for a total amount of xx.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file however the value are updated as per initial application located at "xxxxxxxxxx_xxxxxxxxxx_APL_xxxxxxxx pg# xx
* ComplianceEase Exceptions Test Failed (Lvl x)     "Compliance ease risk indicator is moderate.
This loan failed the Indiana license validation test. Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance ease risk indicator is moderate."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26333724	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,461.36	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	56.486%	56.486%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.109%	First	Final policy	Not Applicable	Not Applicable	02/01/2020	xx	$38,292.93	5.000%	$1,362.88	03/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx for the amount of xxand recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is with xx, xx.
xxactive liens and judgments have been found against the borrower and subject property.
xst, xnd, xrd and xth city taxes for year xxxx/xx have been paid off in the amount of $ xxxx.xx..
xxother taxes for year xxxx/xx have been paid off in the amount of $xxx.xx.
xxto latest payment history as of xx/xx/xxxx, the borrower is making regular payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent interest rate is shown as x.xxx % with P&I in the amount of $xxxx.xx.	xx: xxloan is performing. xxto latest payment history as of xx/xx/xxxx, the borrower is making regular payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent interest rate is shown as x.xxx % with P&I in the amount of $xxxx.xx.

xxloan was modified on xx/xx/xxxx. xxmodified principal balance is xx. xxis deferred balance in the amount of xx. xx, the interest bearing amount is xx. xxborrower promises to pay the P&I in the amount of $xxxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis principal forgiven amount is given in the amount of xx. xx; the amount of forgiven exceeds x% limit of the modified principal balance.
xx: xx: xx	xxloan was modified on xx/xx/xxxx. xxmodified principal balance is xx. xxis deferred balance in the amount of xx. xx, the interest bearing amount is xx. xxborrower promises to pay the P&I in the amount of $xxxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis principal forgiven amount is given in the amount of xx. xx; the amount of forgiven exceeds x% limit of the modified principal balance.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9799551	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.77	10.319%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.226%	First	Final policy	Not Applicable	Not Applicable	02/27/2019	xx	Not Applicable	3.500%	$623.32	03/01/2019	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "xx, xx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx".

x. xxactive judgments or liens have been found.

x. xxcounty taxes for the year xxxx are delinquent in the amount of $xxx.xx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xxD. xx, xx. (debtor) and xx (co-debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxfor xxfrom stay was filed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.

xxforeclosure of the subject property has begun. xxforeclosure sale was scheduled for xx/xx/xxxx. xx, the sale was canceled and foreclosure was put on hold due to loss mitigation on xx/xx/xxxx. xxhas been further been placed on hold due to bankruptcy filing by the borrower. xxmore evidences are available regarding current foreclosure status.
xx: xxforeclosure of the subject property has begun. xxforeclosure sale was scheduled for xx/xx/xxxx. xx, the sale was canceled and foreclosure was put on hold due to loss mitigation on xx/xx/xxxx. xxhas been further been placed on hold due to bankruptcy filing by the borrower. xxmore evidences are available regarding current foreclosure status.
																																																																																	xx: xxto PACER xx, xxD. xx, xx. (debtor) and xx (co-debtor) had filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxfor xxfrom stay was filed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxxx% beginning from xx/xx/xxxx till xx/xx/xxxx.		xx	x: Acceptable with Warnings			* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7797194	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,302.19	$3,139.80	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	74.464%	74.464%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	67.221%	First	Final policy	Not Applicable	Not Applicable	12/12/2011	xx	$141,747.10	5.000%	$1,594.83	01/01/2012	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, xx, D/B/A xxas owner trustee of the xx which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxcomments have been found regarding the subject property condition.
xx: xx: xxto the PACER, the borrower xxand xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is unsecured portion of xx. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $x,xxx.xx per month for x-x months and $x,xxx.xx for xx-xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxcase is active and the last filing date is xx/xx/xxxx.	xxloan modification agreement made between borrower xxA. xxand xxC. xx (xx) and xxof xx, N.A. (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxamount of xxfrom the new principal balance is deferred and an interest bearing principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* DTI > xx% (Lvl x) "As per final loan application, the total monthly income is $xx,xxx.xx and the total monthly expenses are $xx,xxx.xx. Hence, the DTI is greater than xx%."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
 x. Anti-Coercion Notice x. Title Insurance Disclosure x. Radon Gas Disclosure x. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27974132	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$802.05	6.125%	360	xx	xx	Conventional	ARM	Purchase	80.000%	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/09/2013	xx	Not Applicable	7.000%	$948.44	11/01/2013	Change of Terms	xxto updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxis a break in assignment from MERS to xx, the mortgage assignment is with xx.
here is a junior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcombined taxes of xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxand regular payment will be paid directly to creditor. xxwas confirmed on xx/xx/xxxx.
xxto collection comment, no damages or repairs have been found.
xx: xxforeclosure was started in  xxxx and the complaint (xx# xx xx# xx was filed on xx/xx/xxxx with the case# xx. xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xx, this bankruptcy case is active.
xx: xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxand regular payment will be paid directly to creditor. xxwas confirmed on xx/xx/xxxx.	xxhad modified original mortgage on xx/xx/xxxx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by x months. xxis fixed rate of x% with a P&I payment of $xxx.xx beginning on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final truth in lending is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Affiliated disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Note has LIBOR Index with Replacement Clause (Lvl x)     "Per the note, if the index is no longer available, or is no longer posted either through electronic transmission or by telephone, the Note Holder will choose a new index that is based upon comparable information."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89027468	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,791.05	10.105%	360	xx	xx	Conventional	ARM	Cash Out	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/11/2020	xx	Not Applicable	5.000%	$1,071.64	10/01/2020	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxDBA xxwhich was recorded on xx/xx/xxxx.

xxchain of assignment has been completed. xxlatest assignment is with xx, LLC recorded on xx/xx/xxxx.

xxis a junior mortgage active in the favor of xxin the amount of xxrecorded on xx/xx/xxxx.

xxactive liens and judgments have been found.

xxannual taxes of xxxx have been delinquent in the amount of $xxxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx the reason for default is loss of income due to covid-xx. xxcomments have been found for damage or repairs.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx in between the borrower and lender. xxnew modified principal balance per modification is in the amount of xxwith interest rate starting at x.xx % and borrower promises to pay P&I in the amount of $xxxx.xx beginning on xx/xx/xxxx. xxmaturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."
* Prepayment Rider Missing (Lvl x) "Prepayment rider is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66656737	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/19/2024	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.66	6.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.157%	First	Short Form Policy	Not Applicable	Not Applicable	01/04/2019	xx	Not Applicable	6.500%	$1,438.99	02/01/2019	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for xx, INC.
xxchain of assignment has been completed as currently the assignment is with xx, xx recorded on xx/xx/xxxx.
xxactive judgments or liens have been found pending.
xx;
x) xxcombined taxes for the year of xxxx are found delinquent for the amount of $$x,xxx.xx which were due on xx/xx/xxxx with the good through date of xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxmodification agreement was made between the borrower xxIII and lender xx, xx on effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting with the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx.
xxcomment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows that the foreclosure process was closed due to reinstatement.
xxhas not filed bankruptcy yet.
xxproperty is in average condition. xxvisible damages or repairs have been observed on the subject property.
xx: xxcomment dated xx/xx/xxxx shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows that the foreclosure process was closed due to reinstatement.
xx: xx	xxmodification agreement was made between the borrower xxIII and lender xx, xx on effective date of xx/xx/xxxx.
																																																																																		xxborrower promises to pay the new unpaid principal balance of xxstarting with the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $x,xxx.xx.		xx	x: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees.""		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55836294	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$650.14	7.125%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	581	Not Applicable	48.955%	First	Final policy	Not Applicable	Not Applicable	02/15/2019	xx	Not Applicable	5.500%	$566.73	03/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx.
xxactive judgments or liens have been found.
xxannual tax of xxxx has been paid on xx/xx/xxxx in the amount of xxxxx.xx.

xxto the payment history as of xx/xx/xxxx, the last payment date was xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy. xxfor default is unavailable.
xxto the payment history as of  xx/xx/xxxx, the last payment date was xx/xx/xxxx the payment applied date was  xx/xx/xxxx and the next due date for payment is  xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
 xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xxFC was initiated and file was filed for referred to attorney, however dates were unavailable xxwas scheduled on xx/xx/xxxx.however xxwas on hold due to BK was filed on xx/xx/xxxx.
xx: xxto the PACER, the borrower xxfiled bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxlast date of filing date is xx/xx/xxxx.xxconfirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the POC amount is xxand the arrearage amount is $x,xxx.xx.	xxmodification agreement was made between xx, xx, and xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: Result: FAIL; Loan Data:  x.xxx%; Comparison Data:  x.xxx% ; Variance :-x.xxx%.

This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7655143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,090.17	6.700%	240	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/08/2021	xx	$69,935.88	5.000%	$1,687.69	01/01/2021	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith xx.
xxare two judgments, xst is in the favor of xxon the xx, xx., recorded on xx/xx/xxxx in the amount of xxand  is in the favor of xx, xxF recorded on xx/xx/xxxx in the amount of xx.
xxxst and xnd tax of xxxx has been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxxx.xx.
xxxrd tax of xxxx  has been paid on xx/xx/xxxx in the amount of $xxxx.xx.xxxx xxxth tax is due on xx/xx/xxxx in the amount of $xxxx.xx.

xxto the payment history as of xx/xx/xxxx the last payment date xx/xx/xxxx the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in performing. xxfor default is unavailable.
xxto the payment history as of  xx/xx/xxxx the last payment date  xx/xx/xxxx the payment applied date was  xx/xx/xxxx and the next due date for payment is  xx/xx/xxxx.xxP&I is in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
 xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xxFC was initiated and file was filed for referred to attorney, however dates were unavailable .xxwas scheduled on xx/xx/xxxx; however sale has been canceled and FC was on hold.
xx: xxto the PACER, the borrower xxE. xxfiled bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxlast date of filing date is xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the POC amount is xxand the arrearage amount is xx.	xxmodification agreement was made between xx, xx, and xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $xxxx.xx monthly with a modified interest rate of x.xx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State (MA) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7783705	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,453.15	9.000%	360	xx	xx	Conventional	ARM	Cash Out	73.415%	73.415%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	584	600	51.901%	First	Final policy	Not Applicable	Not Applicable	06/30/2020	xx	Not Applicable	6.500%	$1,180.68	07/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx, xxfor the amount of xxand recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is with xx, xx.
xxare two xx (xx) against the subject property in the favor of xxof xxin the amount of $ xxxx.xx which was recorded on different dates.
xst installment of xxtaxes for year xxxx was delinquent on xx/xx/xxxx in the amount of $xxx.xx till good through date xx/xx/xxxx.
xnd installment of xxtaxes for year xxxx was delinquent on xx/xx/xxxx in the amount of $xxx.xx till good through date xx/xx/xxxx.
xrd installment of xxtaxes for year xxxx was delinquent on xx/xx/xxxx in the amount of $xxx.xx till good through date xx/xx/xxxx.
xth  installment of xxtaxes for year xxxx was delinquent on xx/xx/xxxx in the amount of $xxx.xx till good through date xx/xx/xxxx.
xxto latest payment history as of xx/xx/xxxx, the borrower is making regular payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx % and P&I of $xxxx.xx.	xx: xxloan is performing.
xxto latest payment history as of xx/xx/xxxx, the borrower is making regular payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx % and P&I of $xxxx.xx.

xxhad filed bankruptcy under chapter-x on xx/xx/xxxx with case# xx xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xxloan was modified twice since origination. xxloan was modified on xx/xx/xxxx.  xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.
																																																																																	xx: xx: xxhad filed bankruptcy under chapter-x on xx/xx/xxxx with case# xx xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified twice since origination. xxloan was modified on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the in the amount of $xxxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.		xx	x: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69775890	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$619.80	4.750%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	30.760%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xxof xx,N.A

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too poor also its servicer rating did not meet to the expectation previously the borrower was not offered any resolution plan by servicer. xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed. POC was filed on xx/xx/xxxx with the amount of claim of xxand amount of arrearage of xx.xxcomment dated on xx/xx/xxxx state that the borrower filed a modified plan due to COVID-related hardship shows borrower's income is impacted by xx-xx.
xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was not confirmed. POC was filed on xx/xx/xxxx with the amount of claim of xxand amount of arrearage of xx.	Not Applicable	Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA APR test.The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed as this loan failed the TILA APR test.The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "The final truth in lending disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7992221	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.89	1.000%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	16.309%	First	Final policy	Not Applicable	Not Applicable	02/22/2019	xx	$140,000.00	4.750%	$1,956.18	03/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx, xx.” with xx | xx/xx# xx xxxxx / xxxx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxtaxes have been paid off in the total amount of $x,xxx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxcurrent UPB as of the date is xx.	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxcurrent UPB as of the date is xx.

xxforeclosure was initiated in the subject loan in xxxx. xxcomplaint was filed on xx/xx/xxxx under case# xx xx, the file was closed due to modification completed on xx/xx/xxxx.

xxto the collection comments dated xx/xx/xxxx, the borrower called to the servicer in regarding insurance claim. xxper review of prior comments, the comment dated xx/xx/xxxx shows the borrower had property issue. xxper comment dated xx/xx/xxxx, the water pipe has been burst or it leaks and the borrower wants to open claim & see if the insurance will covered this. xxclaim has been filed yet. xxcomments of repair completion have been found in the latest months of collection comments.

xxper the collection comment dated xx/xx/xxxx, the borrower stated that he owns a dental office and his office was shut down due to xx-xx. xxhad hardship due to xx-xx. xxper comment dated xx/xx/xxxx, xx-xx deferral plan for two months has been offered to the borrower from xxto xxxxxx.

xx: xxforeclosure was initiated in the subject loan in xxxx. xxcomplaint was filed on xx/xx/xxxx under case# xx xx, the file was closed due to modification completed on xx/xx/xxxx.
xx: xx	xxloan was modified between the borrower “xxand xx” and lender “xx, xx” with an effective date xx/xx/xxxx and the new principal balance is xx. xxborrower has promised to pay P&I of $x,xxx.xx with the fixed interest rate x.xxx% that began from the first payment date xx/xx/xxxx and continues until the maturity date xx/xx/xxxx. xxdeferred balance is xx. xxto the modified terms, the lender shall reduce the combined principal balance of principal balance of xxwhich has been deferred if the borrower made timely payments for the first xx months as per terms of modification. xx, the forgiven amount exceeds x% limit of the modified principal balance. xx, the new interest bearing amount is xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at “xxxxxxxxxx_Note_x pg# xx which states that the original note has been misplaced or destroyed. However, the copy of note is available in the same file."	* Appraisal not dated (Lvl x) "Appraisal and or valuation method at origination is missing"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is Moderate due to,

This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
72435290	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,415.03	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	615	511	37.712%	First	Final policy	Not Applicable	Not Applicable	07/02/2020	xx	$54,458.61	4.000%	$2,089.69	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx.
xx.

xxare x civil judgments open against the borrower; first one in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxand second one is in the amount of xxwhich was recorded on xx/xx/xxxx in favor of GM xx.

xxis one hospital lien open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxxx combined xst taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx combined xnd taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx combined xrd taxes have been due off in the amount of $x,xxx.xx on xx/xx/xxxx.

xx:
xxxx combined xth taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.

xxxx utilities annual taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.

xxxx combined xst taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.

xxxx combined xnd taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.

xxxx combined xrd taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.

xxxx combined xth taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in bankruptcy. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of xxfrom the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxforeclosure proceedings were initiated on the loan by referring it to xxand the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-xx on xx/xx/xxxx. xxforeclosure sale date is xx/xx/xxxx. xxmore evidences are available in the latest servicing comments regarding further foreclosure proceedings.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the date of last filing on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xxand the date of last filing on xx/xx/xxxx.
xxplan period shall be a period of xx months. xxshall pay $x,xxx.xx monthly for xx months.
xxmotion file was filed on xx/xx/xxxx and the post-petition due date is xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxand the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-xx on xx/xx/xxxx. xxforeclosure sale date is xx/xx/xxxx. xxmore evidences are available in the latest servicing comments regarding further foreclosure proceedings.
xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the date of last filing on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is $x.xxx out of secured claim in the amount of xxand with collateral of xxand the date of last filing on xx/xx/xxxx.
xxplan period shall be a period of xx months. xxshall pay $x,xxx.xx monthly for xx months.
xxmotion file was filed on xx/xx/xxxx and the post-petition due date is xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of xxfrom the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "The final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17782997	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.67	11.720%	360	xx	xx	Conventional	Fixed	Cash Out	67.794%	67.794%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	554	Not Applicable	23.322%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor MERS as nominee for the xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxchain of assignment has been completed.

 xxis an active judgment against borrower held by xxrecorded on xx/xx/xxxx.xxjudgment amount is not available.
xxis an active judgment against borrower in the total amount of $x,xxx.xx held by xxrecorded on xx/xx/xxxx.
xxis an active xxor xxagainst property in the total amount of $x,xxx.xx held by xxof xxof xxrecorded on xx/xx/xxxx.

xxxnd installment of combined taxes for the year of xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.

xxxst installment of combined taxes for the year of xxxx is delinquent in the total amount of $x,xxx.xx on xx/xx/xxxx. xxgood through date was xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of xx.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper comments the borrower is performing. xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of xx.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx. xxcomments indicate the subject loan was referred to foreclosure on xx/xx/xxxx. xxborrower made a reinstatement payment on xx/xx/xxxx to bring the loan current.
xx: xxcomments indicate the subject loan was referred to foreclosure on xx/xx/xxxx.  xxborrower made a reinstatement payment on xx/xx/xxxx to bring the loan current.
xx: xx	Not Applicable	HUD-x Closing Statement Prepayment Penalty Rider	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x statement is missing in the loan file. The fee itemization is also missing in the loan file."
* Lost Note Affidavit (Lvl x) "The original note has been lost or misplaced. The lost note affidavit is available in the loan file at “xxxxxxxxxx_LNA”"	* Prepayment Rider Missing (Lvl x) "The loan origination file is missing the Prepayment Rider to Mortgage"
																																																																																								* TIL not hand dated (Lvl x) "The final TIL is part of the original Note which was executed by the borrower"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22359852	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,587.29	7.875%	360	xx	xx	Conventional	Fixed	Purchase	79.986%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/02/2020	xx	$232,758.61	5.500%	$1,266.22	09/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx, xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx, xx, as xxof xxV-C which was recorded on xx/xx/xxxx.

xxmortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx, xx., A xxliens and judgments against the borrower:
xxare two civil judgments against the borrower in the total amount of $x,xxx.xx in favor of xxof xxwhich were recorded on different dates.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxLLC.
xst installment of combined taxes for the year xxxx is delinquent in the amount of $x,xxx.xx which is good through by xx/xx/xxxx.
xxannual taxes for the year xxxx are delinquent in the amount of xxwhich is good through by xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred balance of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred balance of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxschedule D of xxshows claim in the amount of xxand the value of collateral is xxhence the unsecured portion is xx. xxis no comment indicating a cramdown. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $x,xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand the deferred balance is xx. xxamount of xxhas been forgiven by the lender which exceeds x% of the modification amount.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Ohio seller-paid points and fees exception test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees".
The sum of all discount points is limited to x% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL x.xxx% x.xxx% -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40531748	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/05/2025	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$704.06	5.500%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	39.084%	First	Final policy	Not Applicable	Not Applicable	05/01/2015	xx	Not Applicable	4.250%	$590.01	05/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx. xxshould be assigned with xxor xx.

xxis a senior mortgage originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxis one civil judgment open against the borrower "xxD. xx" in the amount of $x,xxx.xx with xxLLC which was recorded on xx/xx/xxxx.

xxcombined taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxcombined taxes of xxxx are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx (xx/xx/xxxx).
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxD. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR was not filed. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $x,xxx.xx for xx months. xxchapter xx case has been filed on xx/xx/xxxx with the case # xx the case has been dismissed on xx/xx/xxxx.

xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxcomplaint located at "xx# xx xx# xx was filed on xx/xx/xxxx. xxmotion for default judgment has been filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xxto the collection comments date xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. xxthe foreclosure sale put on hold due to bankruptcy filed on xx/xx/xxxx. xxfurther details have been found. xxearlier the FC was filed on xx/xx/xxxx with the case # xx xx, the FC action has been closed due to chapter xx had been filed on xx/xx/xxxx.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxcomplaint located at "xx# xx xx# xx was filed on xx/xx/xxxx. xxmotion for default judgment has been filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xxto the collection comments date xx/xx/xxxx, the foreclosure sale was scheduled on xx/xx/xxxx. xxthe foreclosure sale put on hold due to bankruptcy filed on xx/xx/xxxx. xxfurther details have been found. xxearlier the FC was filed on xx/xx/xxxx with the case # xx xx, the FC action has been closed due to chapter xx had been filed on xx/xx/xxxx.
xx: xxto the PACER, the debtor "xxD. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR was not filed. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $x,xxx.xx for xx months.	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Document Showing a Index Numerical Value Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl x) "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9538372	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,386.57	6.000%	360	xx	xx	FHA	Fixed	Purchase	99.201%	99.201%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.481%	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2019	xx	Not Applicable	6.000%	$1,214.70	08/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxcurrent assignment is with xx.
xxare no active liens and judgments.
xxannual county taxes for the year of xxxx are paid in the total amount of $x,xxx.xx.
xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is performing. xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is xx. xxcase was dismissed on xx/xx/xxxx.
xxany damages have been found to the subject property. xxsubject property is owner occupied. xxper the comment dated xx/xx/xxxx, the borrower’s has shut down his gym due to covid-19. xxx months forbearance plan has been approved. xxfurther details have been found.
xx: xx: xxto the PACER, the borrower had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, the unsecured portion is xx. xxcase was dismissed on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promised to pay $x,xxx.xx monthly with interest rate of x.xx%. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This loan is FHA. However, the MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27187312	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,229.28	12.400%	360	xx	xx	Conventional	Fixed	Cash Out	93.562%	93.562%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	6.707%	$922.01	06/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx., for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is with the xx which was recorded on xx/xx/xxxx.

xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes of xxxx have been paid in the amount of $xxx.xx.
xx, any prior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx% and P&I of $xxx.xx.	xx: xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx% and P&I of $xxx.xx. xxforeclosure was initiated in xxxx and file was referred to an attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, sale was scheduled on xx/xx/xxxx. xxmaximum bid amount is xx. xx, the foreclosure was put on hold due to the borrower had filed the bankruptcy. xxother evidence has been found. xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is $xxx.xxx.xx and the value of the collateral is xx. xx, the unsecured portion is xx. xxfor relief from automatic stay was filed on xx/xx/xxxx. xxsubject property has been occupied by the owner. xxdamages or repairs have been found.
xx: xxforeclosure was initiated in xxxx and file was referred to an attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, sale was scheduled on xx/xx/xxxx. xxmaximum bid amount is xx. xx, the foreclosure was put on hold due to the borrower had filed the bankruptcy. xxother evidence has been found.
xx: xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx and plan was confirmed on xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is $xxx.xxx.xx and the value of the collateral is xx. xx, the unsecured portion is xx. xxfor relief from automatic stay was filed on xx/xx/xxxx.	xxmodification agreement was made between xxand xxand lender xx, LLC on xx/xx/xxxx with the new modified unpaid principal balance xx.xxnew step modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx till the maturity date is xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%. xxis principal forgiven amount is given in the amount of xx. xx; the amount of forgiven exceeds x% limit of the modified principal balance.	Credit Application Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
																																																																																								* Missing Required State Disclosures (Lvl x) "As subject property is located in South Carolina which is a non super lien state and following disclosures are missing from the loan file- x-Agent Preference Disclosure. x-Casualty Insurance Disclosure. x-Manufactured Home Loan Disclosures."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67576569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,347.92	6.125%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	03/04/2019	xx	$137,185.20	5.500%	$2,063.08	03/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx ”.
xxchain of assignment is not completed as the subject mortgage is currently assigned to xx instead of “xx .”
xxare active x xxliens available in the updated title report in the amount of xxin favor of " xx of xx and xx " and which was recorded on xx/xx/xxxx.
xxtaxes for xxxx have been paid for the amount of $ xxx.xx on xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is xxand next payment due date is xx/xx/xxxx. xxlast payment was received on $xxxx.xx.xxcurrent UPB is in the amount of xx.	xx: xxlatest comment history is unavailable for latest xx months, currently its available for year xxxx, & is missing from xx/xx/xxxx till xx/xx/xxxx. xxper the tape data payment history as of xx/xx/xxxx shows that, the loan is currently in delinquency for +x months and the next due date for regular payment is xx/xx/xxxx. xxcurrent P&I in the amount of $ x,xxx.xx. xxUPB as of the date is in the amount of xxcomments have been found regarding foreclosure.
xxborrower had filed bankruptcy dated on xx/xx/xxxx under chapter-xx with case no# xx xxthe xxis not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xx: xx: xxborrower had filed bankruptcy dated on xx/xx/xxxx under chapter-xx with case no# xx xxthe xxis not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxbearing amount is xx. xxborrower promises to pay the new modified P&I of $ x,xxx.xx with the new fixed interest rate of x.xxx % beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Initial Escrow Acct Disclosure	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUD-x is available in the loan file but the point and fees are handwritten."
* HUD-x Document type is wrong (Lvl x) "* The Settlement statement printed form is invalid whereas its hand written by agent and the borrower has not signed with dates."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both.
In cases where the user provided data does not contain the required data point,
ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both.
In cases where the user provided data does not contain the required data point,
ComplianceAnalyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow document is missing."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The operative index value is unable to confirm."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from loan file docs."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98945668	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$964.69	6.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/16/2020	xx	$5,181.93	6.000%	$1,375.53	02/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is completed.

xxare two xx (xx) open against the subject property in the total amount of $x,xxx.xx held by xxof xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.

xxare three IRS liens open against the borrower which is in the total amount of xxand filed by xxof the xx - xx.

xst, xnd, xrd and xth installments of city taxes for the year of xxxx, utility taxes for the year of xxxx and annual taxes for the year of xxxx are delinquent in the total amount of $x,xxx.xx. xxdelinquent taxes amount is greater than the x% of original loan amount of xx.

xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.

xx: xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxper comment dated xx/xx/xxxx borrower's income is impacted due to xx-xx. xxfurther information has been found.

xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xx% with P&I of $x,xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
xxborrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx and the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.

x-x Family Rider Affiliated Business Disclosure Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Mortgage Insurance Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "The property is located in "MA" state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x and Fee itemization are also not available in the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "Mi certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "x-x family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "As subject property is located in Massachusetts which is a super lien state and following disclosures are missing from the loan file-

x-Lead-Based Paint Disclosure.
x-Mortgage Loan Application Disclosure.
x-Carbon Monoxide Alarms.
x-MA Smoke Detector Certificate.
x-Notice of the Specific Reason for Denial of Credit.
x-Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39376391	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,199.78	12.990%	360	xx	xx	Conventional	ARM	Cash Out	69.825%	69.825%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	88.322%	First	Final policy	Not Applicable	Not Applicable	09/17/2020	xx	Not Applicable	4.000%	$1,024.33	10/01/2020	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx, xx, as owner xxof the xx.

xxactive judgments or liens have been found against the name of borrower or subject property.
xxannual xxfor xxxx have been paid off in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxborrower "xxM xx" had filed bankruptcy under xxxx with the xx# xx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of xx. xxcase was dismissed on xx/xx/xxxx and it was terminated on xx/xx/xxxx.

xxper available comments the foreclosure proceedings were initiated on property. xxfile was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx with case# xx xxper comment dated xx/xx/xxxx the file was placed on hold due to trial payment plan. xxmore details are available regarding further foreclosure proceedings.

xxper death certificate located at "xx the borrower "xx" had deceased on xx/xx/xxxx.
xx: xxper available comments the foreclosure proceedings were initiated on property. xxfile was referred to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx with case# xx xxper comment dated xx/xx/xxxx the file was placed on hold due to trial payment plan. xxmore details are available regarding further foreclosure proceedings.
xx: xxborrower "xxM xx" had filed bankruptcy under xxxx with the xx# xx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by subject creditor on xx/xx/xxxx with the claim amount of xxand arrears in the amount of xx. xxcase was dismissed on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $x,xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE Risk Indicator is Moderate as this loan failed the TILA APR test & prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $xx.xx to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title search fees, including title insurance premiums;taxes;tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx% (Lvl x)     "As per final xxxx total income of borrower is $x,xxx.xx; however, the total debt is $x,xxx.xx hence DTI exceeds xx.xx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21373420	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,365.79	11.050%	480	xx	xx	Conventional	Fixed	Refinance	84.682%	84.682%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	546	Not Applicable	54.980%	First	Final policy	Not Applicable	Not Applicable	06/01/2017	xx	Not Applicable	3.472%	$553.37	06/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, which was recorded on xx/xx/xxxx. xxare x state tax judgments against the borrowers. xxstate tax judgments are in the favor of xxin the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx. xxis one credit card judgment in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxcombined annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreason for default is unable to determine. xxforeclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx. xx, the foreclosure proceedings were placed on hold due to the borrower xxG. xxand xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxcase is active and the last filing date is xx/xx/xxxx. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxcomments have been found regarding the subject property condition.
xx: xx: xxto the PACER, the borrower xx. xxand xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xxx.xx per month for x months and $x,xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxcase is active and the last filing date is xx/xx/xxxx.	xxloan modification agreement made between borrower xxG. xx (xx) and xx, LLC (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification agreement consists of x-step amortization.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per note, the loan origination date is xx/xx/xxxx however, the final HUD-x shows the settlement date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72345121	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$855.32	6.730%	360	xx	xx	Conventional	Fixed	Cash Out	73.079%	73.079%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/06/2015	xx	$45,620.00	4.000%	$713.07	12/01/2015	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xxand xxand lender xx, xx, which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx, xx, as xxof the xxV-C”.
xxare nine judgments against the borrower in the total amount of xxwhich was recorded on multiple dates in favor of multiple plaintiffs.
xxare seven active states tax lien against the “xxC. xx, xx., xxand xx” in the total amount of xxwhich was recorded on multiple dates in favor of multiple plaintiffs. xxsupporting documents are attached with the updated title report. xx, the SSN# xx “xxC. xx, xx., xxand xx” are not available on the supporting documents to verify whether these liens are against the borrower or not.
xst installment of xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xnd installment of xxtax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper comment dated xx/xx/xxxx the subject property had damage. xxshows that the damages is around of $xxK. xxinformation has been found whether these damages have been repaired or not. xxno information has been found regarding the nature of damage in the available servicing comments.
xxper collection comments the subject property has been occupied by the owner.
xxinformation has been found regarding the foreclosure in the available servicing comments.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which was begun on xx/xx/xxxx. xxnew modified principle balance is in the amount of xx. xxhas agreed to defer amount of xx. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Credit Application Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Credit Report is missing in the loan file."
* Appraisal dated after closing (Lvl x)     "Appraisal dated after closing.,"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is Moderate due to Prohibited Fees Test failed.
Prohibited Fees Test shows loan data of $xx.xx, comparison Data $x.xx and Variance +$xx.xx.
The loan does charge fee(s) not provided for in this act, which is prohibited."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulations Test Failed due to Prohibited Fees Test.
Prohibited Fees Test shows loan data of $xx.xx, comparison Data $x.xx and Variance +$xx.xx.
The loan does charge fee(s) not provided for in this act, which is prohibited."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$80,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93624414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,347.08	10.380%	360	xx	xx	Conventional	ARM	Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	4.000%	$690.15	Unavailable	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xx, xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed, currently the assignment is with xxfund xx, xx.
xxare no active liens and judgments found against the borrower. xxfor the year xxxx are paid in the amount of $xxxx.xx. xx, the utility taxes for the year xxxx are delinquent in the amount of $xxxx.xx.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx with an interest rate of x.xx%. xxcurrent UPB is reflected in payment history for the amount of xx. xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied. xxcomments have been found regarding the property damage or repair.
xxper the servicing comments dated xx/xx/xxxx the borrower's income has been impacted due to cocivd-xx.

xx: xx: xx	xxsubject loan was originated as conventional ARM with P&I of $xxxx.xx with the rate of interest xx.xxx% and maturity date as xx/xx/xxxx. xxlatest payment history available up to xx/xx/xxxx shows current P&I as $xxx.xx with rate reduced to x.xx%.
xxtape data also shows that the loan was modified on xx/xx/xxxx,also the latest payment history shows the UPB increased to xxhence it seems to be loan was modified and relevant modification agreement is missing from loan file.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx%  Variance -x.xxx%
This loan failed the TILA APR test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx%  Variance -x.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to determine from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53107458	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$640.32	10.500%	360	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	24.801%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, N.A. in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxis state tax lien active against the borrower in the favor of xxof revenue in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxare two judgments active in the favor of xx , in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxis xxactive in the xxof xx, LLC in the amount of xxwhich was recorded on xx/xx/xxxx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the status of loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomment has been found regarding reason for default.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "IN License Validation Test: Result FAIL
This loan failed the Indiana license validation test. (IN HEA xxxx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx) Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to:

IN License Validation Test: Result FAIL"
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value unable to determine from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR disclosure is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68633049	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,308.41	9.500%	360	xx	xx	Conventional	Fixed	Cash Out	97.255%	97.255%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	$12,399.22	7.250%	$1,023.42	07/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xxequity xx, INC.
xxchain of assignment is completed.
xxare no active judgments and liens.
xxcounty taxes for the year of xxxx have been paid in the amount of $x,xxx.xx xxdelinquent taxes have been found for the prior years.
xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.

xx: xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.

xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
xxborrower had also given the promise to pay the deferred balance in the amount of xxand the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x and Fee itemization are also not available in the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IL State. The following state disclosures are missing from the loan file:
x-IL Collateral Protection Insurance Notice
x-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12389299	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,952.05	9.000%	360	xx	xx	Conventional	Fixed	Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/18/2009	xx	Not Applicable	5.400%	$1,216.99	04/01/2009	Financial Hardship	ProTitle report dated xx/xx/xxxx shows that subject mortgage originated on xx/xx/xxxx for the amount of xx has been active on the title.
xx, the assignment of mortgage is with xxxx.
xxis a junior mortgage on the property in the amount of xxrecorded on xx/xx/xxxx.

xxis a civil judgment entered against borrower, xxfor the amount of $xxxx.xx by lender, xx. xxon xx/xx/xxxx.
xxtaxes of xxxx-xx are paid.

xxhistory as of xx/xx/xxxx shows that loan is performing and borrower is next due for xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date xx/xx/xxxx. xxUPB is xxand interest rate is x.x%.	xx: xxto review of servicing comments as of xx/xx/xxxx, the loan is in bankruptcy and borrower is current with loan payment as the next due date is xx/xx/xxxx.
xxtitle report shows that foreclosure action was initiated on xx/xx/xxxx by filing the notice of default and sale was scheduled for xx/xx/xxxx. xx, no further FC action was found.
xxrecord shows that xxxx bankruptcy was by borrower on xx/xx/xxxx under case # xx xxwas confirmed on xx/xx/xxxx.
xxevidence of damage or repair was found in the collection comments.

xx: xxtitle report shows that foreclosure action was initiated on xx/xx/xxxx by filing the notice of default and sale was scheduled for xx/xx/xxxx. xx, no further FC action was found.
xx: xxrecord shows that xxxx bankruptcy was by borrower on xx/xx/xxxx under case # xx POC was filed on xx/xx/xxxx for the secured claim of xxand arrearage in the amount of xx. xx's plan indicates that arrears and ongoing payments will be paid by the xxthrough the plan.	xxwas modified on xx/xx/xxxx with new UPB in the amount of xx. xxUPB to be paid with fixed interest rate at the interest rate of x.x% by making P&I of $xxxx.xx from xx/xx/xxxx till xx/xx/xxxx.	Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD along with preliminary and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34776980	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,140.40	5.500%	360	xx	xx	FHA	Fixed	Refinance	96.659%	96.659%	Unavailable	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/12/2020	xx	Not Applicable	4.500%	$806.84	09/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor MERS as nominee for xx.xx. for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxchain of assignment has been completed.

xxare two active xxof xx (xx/xx/xx) against property in the total amount of $xxx.x held by xx-xx, xxof xxrecorded on xx/xx/xxxx and xx/xx/xxxx.

xxis an active xxof xx (xx/xx/xx) against property in the total amount of $x,xxx.xx held by xxJ. xx, xxof xxrecorded on xx/xx/xxxx.

xxis notice of lis pendens (xx) filed against property by xx recorded on xx/xx/xxxx.

xxare several civil judgments has been recorded against borrower.

xxtown taxes for the year of xxxx have been paid in the total amount of xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper comments the borrower is performing. xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
xx: xx: xxto PACER xx, xxL xx-xxhad filed bankruptcy under chapter x with case xxon xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x statement is missing in the loan file. The fee itemization is also missing in the loan file."
* Missing Appraisal (Lvl x) "Appraisal report at the time of origination is missing in the loan file."	* Final TIL Missing or Not Executed (Lvl x) "The final TIL is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This is a FHA loan. The MI certificate is missing in the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3893499	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/18/2024	Unavailable	Unavailable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,003.49	6.000%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.173%	First	Final policy	Not Applicable	Not Applicable	09/01/2018	xx	Not Applicable	2.485%	$665.27	09/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xxfor the amount of xx.

xxchain of assignment has been completed. xx, the assignment is from xx to xx which was recorded on xx/xx/xxxx.

xxliens and judgments have been found against the borrower and subject property.

xxis civil judgment against the borrower in the favor of xx LLC for the amount of $xxx.xx which is recorded on xx/xx/xxxx.

xxannual taxes of xxxx have been paid in the amount of $xxxx.xx.

xst and xnd installment of town annual taxes of xxxx is delinquent in the amount of $ xxxx.xx which good through on xx/xx/xxxx.

A xxannual tax of xxxx is delinquent in the amount of $xxx.xx which good through on xx/xx/xxxx.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx. xxpayment history reflects, the current unpaid principal balance is in the amount of xx.	xx: xxper the collection comments the loan is in performing.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx. xxpayment history reflects, the current unpaid principal balance is in the amount of xx.

xxforeclosure was initiated in subject property on xxxx. xxper collection comments xx/xx/xxxx the foreclosures refer was refer to attorney on xx/xx/xxxx. xxdated xx/xx/xxxx states foreclosure sale was set for xx/xx/xxxx. xxper comment dated xx/xx/xxxx the foreclosure was put on hold due to the borrower had filed bankruptcy. xxother evidence has been found.

xxborrower xx-McLean had bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxPOC has been filed on xx/xx/xx with the secured claim amount of xxand the arrears amount of $xxxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found.

xx: xxforeclosure was initiated in subject property on xxxx. xxper collection comments xx/xx/xxxx the foreclosures refer was refer to attorney on xx/xx/xxxx. xxper updated title report located at xx# xx lis-pendens was filed on xx/xx/xxxx. xxdated xx/xx/xxxx states foreclosure sale was set for xx/xx/xxxx. xxper comment dated xx/xx/xxxx the foreclosure was put on hold due to the borrower had filed bankruptcy. xxother evidence has been found.
xx: xxborrower xx-McLean had bankruptcy under chapter xx with the case# xx xx/xx/xxxx.xxPOC has been filed on xx/xx/xx with the secured claim amount of xxand the arrears amount of $xxxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.	xxmodification agreement was made between the borrower and lender on xx/xx/xxxx. xxper the modified terms, the new principal balance is xxto a step modification and the rate was starting from x.xxx % and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx %. xxis principal forgiven amount is given in the amount of xx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "ComplianceEase Exceptions test is failed.
This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This loan is FHA and MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23063119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,579.19	8.750%	480	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/19/2020	xx	$99,832.18	5.000%	$829.38	08/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county xst taxes have been paid in the amount of $xx.xx on xx/xx/xxxx.

xxxx county xst taxes have been paid partial amount in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing in the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54724188	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$599.55	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	43.860%	43.860%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/22/2020	xx	Not Applicable	5.000%	$723.29	02/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxis one senior mortgage that originated against the subject property. xxmortgage was originated on xx/xx/xxxx with lender xxin the amount of xxwhich was recorded on xx/xx/xxxx.

xxis a HOA lien against the subject property in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxloan was modified on xx/xx/xxxx. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxcomments have been found regarding the subject property condition.
xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is unsecured portion of xx. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement made between borrower xxW. xx (xx) and xx, xx, as owner trustee of xxV-C (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* Missing Required State Disclosures (Lvl x) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice x. Title Insurance Disclosure x. Radon Gas Disclosure x. Insurance Sales Disclosure"	* Missing credit report (Lvl x) "credit report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92255339	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,062.50	$4,781.93	6.250%	360	xx	xx	Conventional	ARM	Cash Out	70.000%	70.000%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.756%	First	Final policy	Not Applicable	Not Applicable	06/03/2019	xx	$220,678.07	4.750%	$2,532.46	06/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx, xx with xx/xx# xx xxchain of assignment has been completed; currently the assignment is with xx, xx, as xxof the xxV-C xxactive judgments or liens have been found against the borrower.
xnd installment of combined taxes xxxx have been due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxto the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the servicer provided x months deferment plan to the borrower, which was started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxlender deferred the amount of xxfrom the remaining unpaid arrears amount. xxdeferred principal balance of xxis eligible for forgiveness. xxthe borrower will makes regular payment during the first two years. xx, the whole deferred amount will be referred to as the forgiven amount.	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is executed by the borrower but some point and fees are hand-written."
* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at “Ciccone - LNA”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.

x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to confirm the operative index value in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22124558	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$555.54	8.500%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2015	xx	$23,568.19	7.500%	$454.49	03/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, xx. A xxrecorded with the xx/xx# xx / xxx.

xxof assignment has been completed. xxlast assignment is with xxxxxx-Ttx, xxU.S. xx, xxbut xx.
xxactive liens and judgments have been found against borrower and property.

xxxx xxhas been due on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is bankruptcy.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xx) and lender is (xxxxxx-TTx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxdeferred balance amount is xxand interest bearing is xx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding  xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

xx: xx: xxto the PACER, the borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx ; however, the unsecured portion is $xx.xx. xxis no comment indicating a cram down. xxplan was confirmed on xx/xx/xxxx.	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xx) and lender is (xxxxxx-TTx.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxdeferred balance amount is xxand interest bearing is xx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file"
* Missing Appraisal (Lvl x)     "The appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53729032	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,549.47	11.990%	360	xx	xx	Conventional	ARM	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	474	Not Applicable	49.528%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx, xx”.
xxactive judgments or liens have been found.
xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in bankruptcy.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxPOC deadline was xx/xx/xxxx. xx, the subject creditor had filed the POC for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx which is before the deadline.
xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $xxx.xx per month for xx months, $xxx.xx per month for x months and $x,xxx.xx per month for xx months to the trustee. xxwill pay arrearage amount of xxin monthly payment of $x,xxx.xx for xx months to cure the gap.
xxcase is active.
xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.

xx: xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxPOC deadline was xx/xx/xxxx. xx, the subject creditor had filed the POC for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx which is before the deadline.
xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $xxx.xx per month for xx months, $xxx.xx per month for x months and $x,xxx.xx per month for xx months to the trustee. xxwill pay arrearage amount of xxin monthly payment of $x,xxx.xx for xx months to cure the gap.
xxcase is active.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in VA State. However, below required state disclosures are missing from the loan file.
x-VA Application Disclosure
x-Affiliated Business Disclosure"
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14914108	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$511.87	9.630%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2020	xx	Not Applicable	6.500%	$349.18	02/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcombined annual installment taxes for the year xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx. xxdelinquent taxes are good through till xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in foreclosure. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is an illness of the borrower. xxforeclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx. xxfurther proceedings found. xxcollection comment dated xx/xx/xxxx states the borrower’s income impacted by covid-19 pandemic and requested for covid-19 assistance. xx, no comments have been found regarding the covid-19 assistance. xxcomments have been found regarding the subject property condition.
xx: xxforeclosure was initiated. xxfile was referred to attorney on xx/xx/xxxx. xxfurther proceedings found.
xx: xxto the PACER, the borrower xxL. xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan modification agreement made between borrower xx (xx) and xx, xx, xxowner trustee of xxV-D (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home has not been affixed.
An appraisal report is missing from the loan file. However, tape data shows that the subject property is Manufactured home. The Alta-x endorsement for manufactured home does not attached with the final title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. However, an Affidavit of affixation is missing from the loan file. The tax certificate attached with the updated title report does not reflects the VIN# xx property type. Hence, it is unable to confirm whether the subject property is affixed to the permanent foundation or not."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Missing Appraisal (Lvl x)     "The subject property appraisal report at origination is missing from the loan files."
* Missing credit report (Lvl x)     "Credit Report is missing in the loan file."
* Missing Required State Disclosures (Lvl x)     ""The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file. x. Amortization Schedule Disclosure x. Credit Property Insurance Disclosure x. Fee Agreement x. Priority of Security Instrument Disclosure x. Attorney Selection Disclosure""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The right of rescission/right of cancel disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63259290	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,916.67	Unavailable	6.250%	360		xx	xx		Conventional	ARM		Cash Out	80.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	Unavailable	Not Applicable	19.033%	First	Final policy	Not Applicable	xx	07/16/2020	xx	Not Applicable	5.750%	$3,303.81	08/01/2020	Financial Hardship	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx. xxof assignment is complete as the current assignee is xx, xx. xxactive judgments or liens have been found. xxannual tax is $x,xxx.xx.	xxhistory as of xx/xx/xxxx shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is in performing stage. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx. xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxper comment dated xx/xx/xxxx the reason for default is covid-xx impact. xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xxx % and P&I of $x,xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Credit Report	xx	x: Curable		* Lost Note Affidavit (Lvl x) "Lost note affidavit dated xx/xx/xxxx has been found in the loan file which is located at “xxxxxxxxxx - copy LNA - Note Mort - TPOL.pdf”. However, a copy of original Note is available in the loan file."	* Missing credit report (Lvl x) "Credit Report missing from loan file"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20190311	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,014.68	12.440%	360	xx	xx	Conventional	Fixed	Cash Out	80.928%	80.928%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/04/2020	xx	$28,533.69	7.000%	$745.72	10/01/2020	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxactive liens and judgments have been found against the borrower and the property.
xxxxxx city taxes are paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxxxx city taxes have been delinquent in the amount of $x,xxx.xx of the due date xx/xx/xxxx and good through date was xx/xx/xxxx.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xxand xx” had filed for bankruptcy under xx-xx with case# xx on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is xx. xxper the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxxx.xx for the period of xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxcomment has been found indicating a cram-down.  xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Credit Application Credit Report	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost note affidavit dated xx/x/xxxx was found in loan file located at “COLFIL - x-x-xxxx - Loan xxxxxxxxxx-xxxxxxxxx pg.# xx However, original not was misplaced, lost or destroyed. Hence, copy of the original note is located at “xxxxxxxxxx_Note”."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38777000	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,701.85	8.750%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/12/2020	xx	Not Applicable	5.000%	$2,652.08	04/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx. which was recorded on xx/xx/xxxx.
 xxchain of assignment has been completed.
xxcurrent taxes due is xx.
xxpayment history dated xx/xx/xxxx shows that the borrower is xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxwas initiated in the loan file. xxforeclosure sale date was on xx/xx/xxxx. xxthe sale date was postponed. xxper the comment dated on xx/xx/xxxx the borrower is impacted by covidxx. xxinformation is not available related to foreclosure in latest xx months of comment history.
xx: xxwas initiated in the loan file. xxforeclosure sale date was on xx/xx/xxxx. xx, the sale date was postponed. xxper the comment dated on xx/xx/xxxx the borrower is impacted by covidxx. xxinformation is not available related to foreclosure in latest xx months of comment history.
xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx that began on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "HUD-x is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."	* Application Missing (Lvl x) "The Loan Application is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93530405	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	$788.33	$1,174.83	5.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	28.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis one junior mortgage in the amount of xxin favor of xxwhich was recorded on xx/xx/xxxx.

xxannual xxfor xxxx have been paid off in the amount of $x,xxx.xx.
xxannual xxtaxes for xxxx have been delinquent in the total amount of $x,xxx.xx and payable through the date of xx/xx/xxxx.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxloan is active in bankruptcy. xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxper available comments the foreclosure proceedings were initiated on the property. xxfinal judgment of foreclosure was entered on xx/xx/xxxx with the amount of xx. xxper comment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xx, the sale was canceled due to the bankruptcy filed by debtor on xx/xx/xxxx. xxloan is active in bankruptcy. xxmore details are available regarding further foreclosure proceedings.

xxdebtor "xx" had filed bankruptcy under xx# xx with the xx # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxD of xxdated xx/xx/xxxx shows that the amount of claim without deduction value of collateral is xxand value of property is xx; therefore, the unsecured portion is xx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand an arrearage in the amount of xx. xxper plan dated xx/xx/xxxx the debtor shall cure the pre-petition arrears through the plan. xxdebtor had filed xxto sell the subject property "xx" on xx/xx/xxxx (xx# xx xx# xx reflects the property value as xx. xxdebtor has been offered a cash offer of xxfor the property.  xxof xx/xx/xxxx the order not yet granted on xxto xxof the property. xxlast date of filing is xx/xx/xxxx.

xxvisible damages were reported.

xx: xxper available comments the foreclosure proceedings were initiated on the property. xxfinal judgment of foreclosure was entered on xx/xx/xxxx with the amount of xx. xxper comment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xx, the sale was canceled due to the bankruptcy filed by debtor on xx/xx/xxxx. xxloan is active in bankruptcy. xxmore details are available regarding further foreclosure proceedings.
xx: xxdebtor "xx" had filed bankruptcy under xx# xx with the xx # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxD of xxdated xx/xx/xxxx shows that the amount of claim without deduction value of collateral is xxand value of property is xx; therefore, the unsecured portion is xx. xxPOC was filed by subject creditor on xx/xx/xxxx with the secured claim amount of xxand an arrearage in the amount of xx. xxper plan dated xx/xx/xxxx the debtor shall cure the pre-petition arrears through the plan. xxdebtor had filed xxto sell the subject property "xx" on xx/xx/xxxx (xx# xx xx# xx reflects the property value as xx. xxdebtor has been offered a cash offer of xxfor the property.  xxof xx/xx/xxxx the order not yet granted on xxto xxof the property. xxlast date of filing is xx/xx/xxxx.

Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48961674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$545.85	7.963%	180	xx	xx	Conventional	Fixed	Cash Out	69.811%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	07/08/2020	xx	Not Applicable	5.500%	$432.02	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xxII, xxG.

xxactive judgments or liens found.

xxannual xxtaxes for xxxx have been due in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xxand capitalized amount is xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxforeclosure proceedings were initiated on the loan by referring it to attorney on xx/xx/xxxx case# xx and it was put on hold due to covid-19. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxforeclosure proceedings were initiated on the loan by referring it to attorney on xx/xx/xxxx case# xx and it was put on hold due to covid-19. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xxand capitalized amount is xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing also estimated hud and itemization of points and fees are missing from the loan files."	* Application Missing (Lvl x) "Application is missing from the loan files."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76742202	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/15/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,959.18	6.750%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	122.368%	First	Final policy	Not Applicable	Not Applicable	09/23/2020	xx	Not Applicable	4.500%	$3,096.28	10/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx in amount xxwhich was recorded on xx/xx/xxxx with the xx# xx xxchain of assignment has been completed.
xxliens:
x. xxare two real estate tax liens active against the subject property in the total amount of xxin the favor of “xx of xx” recorded on xx/xx/xxxx & xx/xx/xxxx.
x. xxare multiple ECB liens active against the property & also against the subject borrower in the total amount of $x,xxx.xx in the favor of “xx” recorded with different xx# xx
x. xxis xx (municipal lien) active against the property in the amount of $x,xxx.xx in the favor of “xx” recorded on xx/xx/xxxx.
x. xxis one state tax lien open against the borrower in the amount of $x,xxx.xx in the favor of “NY xxof xx. of xx & xx” recorded on xx/xx/xxxx.
xrd and xth half property taxes for the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx & xx/xx/xxxx whose good through date is xx/xx/xxxx.
xxcharges for the year xxxx are delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx whose good through date is xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxforeclosure was initiated in the subject loan in the year xxxx. xxlis pendens was filed twice on xx/xx/xxxx & xx/xx/xxxx under same index# xx xx, the cancellation was found for these lis pendens which was filed on xx/xx/xxxx & the prior FC case was rescinded. xxforeclosure again initiated in the year xxxx with the index# xx & the lis pendens was filed on xx/xx/xxxx. xx, the foreclosure case is now on hold due to loss mitigation. xxloan modification was completed on xx/xx/xxxx.

xxpost-closing bankruptcy activity has been found.

xxis no unrepaired property damage found.

xx: xxforeclosure was initiated in the subject loan in the year xxxx. xxlis pendens was filed twice on xx/xx/xxxx & xx/xx/xxxx under same index# xx xx, the cancellation was found for these lis pendens which was filed on xx/xx/xxxx & the prior FC case was rescinded. xxforeclosure again initiated in the year xxxx with the index# xx & the lis pendens was filed on xx/xx/xxxx. xx, the foreclosure case is now on hold due to loss mitigation. xxloan modification was completed on xx/xx/xxxx.
xx: xx	xxloan modification agreement was made borrower and lender on xx/xx/xxxx and the new modified principal balance is xx. xxborrower has promised to pay new P&I of $x,xxx.xx with the fixed interest rate x.xxx % that began with the first payment date xx/xx/xxxx and continues until the maturity date xx/xx/xxxx. xxforgiven & deferred has been noted.	x-x Family Rider Affiliated Business Disclosure Credit Report Mortgage Insurance Origination Appraisal	xx	x: Curable	* Lost Note Affidavit (Lvl x) "The lost note affidavit has been found in the loan file located at "Burrell - LNA+copy of Note for referral”, which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* MI, FHA or MIC missing and required (Lvl x) "This loan is FHA. The required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Missing required x-x family rider (Lvl x)     "The property types is x family. However, x-x family rider is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48316370	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,468.89	10.320%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/25/2020	xx	Not Applicable	7.000%	$1,193.02	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx.
xxchain of assignment has been completed.
xxare x judgments against the borrower in favor of different plaintiffs for the total amount of xxrecorded on different dates.
xxxst and xnd installment of town tax for the year xxxx has been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is bankruptcy.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxto PACER the borrower had filed bankruptcy under xxxx with case # xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by on xx/xx/xxxx,with secured claim amount of xxand an arrearage of xx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down.

xxforeclosure was initiated in the loan by filing referring to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, foreclosure was removed. xxfurther details have been found.

xxcomments pertaining damage to the property were observed.
xx: xxforeclosure was initiated in the loan by filing referring to attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, foreclosure was removed. xxfurther details have been found.
xx: xxto PACER the borrower had filed bankruptcy under xxxx with case # xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed by on xx/xx/xxxx,with secured claim amount of xxand an arrearage of xx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down.	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once since origination.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final copy of HUD-x is available in loan file located at (xxxxxxxxxx HUD). However, some fees were hand-written. The same copy of HUD is used to run ComplianceEase."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.
The loan data is $x,xxx.xx and comparison data is $x.xx; hence, the variance is +$x,xxx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is x.xxx% and comparison data is xx.xxx%; hence, the variance is -xx.xxx%."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
x. NJ Application Disclosure
x. Delivery Fee Authorization
x. NJ Attorney Disclosure
x. Unacceptability of Insurance Notice
x. Attorney Disclosure II
x. Tax Bill Information
x. Private Well Testing
x. Lock-In Agreement
x. Commitment Disclosures
xx. Choice of Insurer Disclosure
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25640368	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,715.27	10.750%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/15/2017	xx	Not Applicable	7.000%	$1,956.04	05/01/2017	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx, xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx, xx, xx which was recorded on xx/xx/xxxx.
xxactive judgments or liens were found.

xxas of xx/xx/xxxx shows that loan is current and borrower is next due for xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxxx.xx, and rate of interest is x%. xxcurrent unpaid balance is in the amount of xx.	xx: xxis performing and borrower is next due for xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxxx.xx, and rate of interest is x%. xxcurrent unpaid balance is in the amount of xx.
xxper FB agreement (xx) dated xx/xx/xxxx, the borrower was offered xx months FB plan from xx/xx/xxxx through xx/xx/xxxx with monthly amount of $xxxx.xx.
xxto collection comment dated xx/xx/xxxx, the foreclosure action was closed as the FB plan was completed. xxother information about the FC action was found in the collection comments.
xxevidence of damage or repair was found in the collection comments.
xxevidence of covid xx impact was found.
xx: xxto collection comment dated xx/xx/xxxx, the foreclosure action was closed as the FB plan was completed. xxother information about the FC action was found in the collection comments.
xx: PACER record shows that borrower had filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxprincipal balance per modification is in the amount of xxto be paid at the rate of x% beginning from xx/xx/xxxx to the stated maturity date of xx/xx/xxxx. xxborrower will make monthly payments of $x,xxx.xx.	Credit Application Loan Program Info Disclosure Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Subject loan amortization type is ARM loan. Required loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63914687	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.13	11.090%	360	xx	xx	Conventional	ARM	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/27/2014	xx	Not Applicable	7.000%	$898.31	07/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xxis on second lien position. xxthere is one senior mortgage on the subject property in the amount of xxin favor of xx & xxof xxwhich was recorded on xx/xx/xxxx. xxis one junior mortgage on the subject property in the amount of xxin favor of PA xxwhich was recorded on xx/xx/xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in bankruptcy.
xxpayment history dated xx/xx/xxxx shows that the borrower is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxthe xxis in active status.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxthe xxis in active status.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Right of Rescission	xx	x: Curable	* Lost Note Affidavit (Lvl x) "Lost note affidavit dated xx/xx/xxxx was found in the loan file located at (xxxxxxxxxx_Note_x) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are available in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the disclosed APR high-cost threshold exception test. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the disclosed APR high-cost threshold exception test. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30730663	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,359.68	9.710%	360	xx	xx	Conventional	ARM	Refinance	89.718%	89.718%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	567	Not Applicable	48.092%	First	Short Form Policy	Not Applicable	Not Applicable	03/12/2020	xx	Not Applicable	6.000%	$1,166.54	04/01/2020	Change of Terms	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx, LLC which was recorded on xx/xx/xxxx xxchain of the assignment has been completed.
xxare x HOA liens in the favor of xxvillage of newbride property owners association in the total amount of $xxxx.xx
xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxis no bankruptcy comments found.
xxis no foreclosure.
xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx.  xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.
xxsubject property is currently occupied by owner.
xx: xx: xx	xxloan modification agreement was made between the borrower and the lender on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xx% and a P&I of $xxxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "Disclosed APR High-Cost Threshold Exception Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Disclosed APR High-Cost Threshold Exception Test: FAIL"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43623572	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,156.68	10.085%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/24/2020	xx	$160,000.00	5.000%	$1,446.59	02/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, LLC.
xxchain of assignment has been completed.
xxis one junior mortgage active against the property in the favor of xx, LLC, a corporation, in the amount of xx, originated on xx/xx/xxxx and recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxannual installment of county taxes for the year xxxx is delinquent in the amount of $x,xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.

xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxis no comment indicating a cram down. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xx. xxis deferred of xxand interest bearing balance is xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD is missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43508670	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$544.94	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/03/2017	xx	$69,020.26	4.500%	$348.98	01/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx”.

xxis an active junior xxavailable in the updated title report in the amount of $x,xxx.xx in favor of xxA. xx, xx, xxof xxand it was recorded on xx/xx/xxxx.

xxis xx, xxor xxavailable in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx. xx” which recorded on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxis a previous resolution of a permanent modification that was successful. xxper comment dated xx/xx/xxxx, the borrower requested xxdeferment for the month of xxand xxxxxx due to xxloss.
xxdebtor (xxM. xxand xxM. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
xx: xx: xxdebtor (xxM. xxand xxM. xx) had filed xxunder chapter-x on xx/xx/xxxx with the xx# xx xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13642767	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$740.67	6.500%	360	xx	xx	FHA	Fixed	Refinance	97.651%	97.651%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	20.939%	First	Final policy	Not Applicable	Not Applicable	06/30/2020	xx	$16,430.07	5.000%	$867.95	07/01/2020	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx" in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx, xx”.
xxto the updated title report dated xx/xx/xxxx, xxproperty taxes for the year xxxx are delinquent in the amount $x,xxx.xx with good through date xx/xx/xxxx.
xxactive judgments or liens have been found.	xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in collections.
xxto the payment history as of dated xx/xx/xxxx, the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxto the servicing comments, the foreclosure action was initiated in the loan. xxforeclosure was referred to attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the sale date was scheduled on xx/xx/xxxx. xx, the sale was put on hold due to loss mitigation approved on xx/xx/xxxx. xxfurther comments have been found regarding foreclosure.
xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxpetition was filed on xx/xx/xxxx. xxplan was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxdamage or repairs has been found on the subject property.

xx: xxto the servicing comments, the foreclosure action was initiated in the loan. xxforeclosure was referred to attorney on xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the sale date was scheduled on xx/xx/xxxx. xx, the sale was put on hold due to loss mitigation approved on xx/xx/xxxx. xxfurther comments have been found regarding foreclosure.
xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxpetition was filed on xx/xx/xxxx. xxplan was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrowers “xxE xx” and servicer (xx) “xx, N.A.” on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay interest only that is $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, in which an interest bearing amount is xxand the capitalized amount is xx. xxdeferred balance is xx. xxlast modified payment will be due on xx/xx/xxxx. xxprior modification was made in xxxx and xxxx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Mortgage Insurance Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is FHA but MI certificated is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IA State. However, below required state disclosures are missing from the loan file.
Cosigner Notice
Notice to Consumer
Compliance with Truth in Lending Act
Choice of Insurer Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42541186	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$819.89	9.590%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/17/2019	xx	$43,488.12	4.500%	$539.48	01/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx, xx.
xxchain of assignment has been completed.
xxare x active judgments against the borrower in favor of xxLLC in the total amount of $x,xxx.xx.
xxare x state tax liens against the borrower in favor of xxof xxof xxfor the total amount of $x,xxx.xx recorded on different dates.
xxxnd installment of combined tax for the year xxxx has been due in the amount of $xxx.xx.
xxxst installment of combined tax for the year xxxx has been delinquent in the amount of $x,xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand deferred balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification has a xxprovision. xxloan was modified twice since origination.

xxcomments pertaining damage to the property were observed.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

xx: xx: xx	xxmodification agreement was made between xxand xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand deferred balance is xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification has a xxprovision. xxloan was modified twice since origination.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6812676	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,257.72	6.425%	360	xx	xx	Conventional	Fixed	Refinance	72.000%	72.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	42.257%	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2014	xx	$73,176.56	4.750%	$1,589.40	10/01/2014	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx" in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx, xx”.
xxtaxes for the year of xxxx are paid in the amount $x,xxx.xx.
xxis one junior xxoriginated on xx/xx/xxxx by "GE xx" in the amount xxwhich was recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in xx.
xxto the PACER, the debtor had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx.
xxPOC deadline was xx/xx/xxxx. xx, the subject creditor had filed the POC for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx which is before the deadline.
xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $x,xxx.xx per month for xx months to the trustee. xxwill pay arrearage amount of xxin monthly payment of $x,xxx.xx per month to cure the gap.
xxcase is active.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxforeclosure action has been found in the loan file.
xxdamage or repairs has been found on the subject property.
xx: xx: xxto the PACER, the debtor had filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is xx.
xxPOC deadline was xx/xx/xxxx. xx, the subject creditor had filed the POC for the secured claim amount of xxand the amount of arrearage of xxon xx/xx/xxxx which is before the deadline.
xxwas confirmed on xx/xx/xxxx. xxto the confirmed plan, the debtor will pay $x,xxx.xx per month for xx months to the trustee. xxwill pay arrearage amount of xxin monthly payment of $x,xxx.xx per month to cure the gap.
xxcase is active.
xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $x,xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, in which an interest bearing amount is xxand deferred balance amount is xx. xxlast modified payment will be due on xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan is failed for CT License Validation Test:
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license.
As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase Risk Indicator is "Moderate" as the loan is failed for TILA and Exceptions test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for TILA APR Test:

The loan data is x.xx% and Comparison data is x.xxx%. Hence the variance is -x.xxx%.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in CT State. However, below required state disclosure is missing from the loan file.
x. Legal RepresentationDisclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16186985	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/13/2024	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.77	8.750%	480	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2010	xx	$40,383.63	4.875%	$555.10	06/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxcounty property taxes for the year xxxx-xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx and on xx/xx/xxxx in the amount of $xxxx.xx and on xx/xx/xxxx in the amount of $xxxx.xx. xxprior years delinquent taxes found. xxare no liens and judgments active on the title.
xxof the payment history provided by FCI xxfor the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xx: xxof the payment history provided by FCI xxfor the period xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xxx%.
xxper updated title report,(xxxxx.pdf pg# xx the foreclosure proceedings were initiated on the loan with case# xx by referring to attorney. xxcomplaint was filed on xx/xx/xxxx. xxfurther information is available regarding the foreclosure process.
xxC xx-xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xx (borrower) will pay to the xx the sum of $xxx.xx per month for x months & $xxx.xx per month for xx months. xxpetition filed on shows amount of secured claim as xx, amount of collateral as xxunsecured portion as xx. xxper case summary current status if the bankruptcy is installment complete and awaiting for discharge. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of xx.
xx: xxper updated title report,(xx) the foreclosure proceedings were initiated on the loan with case# xx by referring to attorney. xxcomplaint was filed on xx/xx/xxxx. xxfurther information is available regarding the foreclosure process.
xx: xxC xx-xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xx (borrower) will pay to the xxthe sum of $xxx.xx per month for x months & $xxx.xx per month for xx months. xxpetition filed on shows amount of secured claim as xx, amount of collateral as xxunsecured portion as xx. xxper case summary current status if the bankruptcy is installment complete and awaiting for discharge. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of xx.
xxmodification agreement was made between xxand xxand lender xxNA on xx/xx/xxxx. xxnew modified rate is x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx . xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx. xxwill be changed in x steps.	Affiliated Business Disclosure Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Initial/Final applications are missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is moderate.
TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report(Bureau scores) is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is in state of Illinois and requires following disclosures however the disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to determine."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23284017	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$525.31	$701.76	6.730%	360	xx	xx	Conventional	Fixed	Cash Out	75.372%	75.372%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2011	xx	$44,546.44	4.855%	$322.74	07/01/2011	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx, xx” with xx | xx/xx# xx xxxxx / xxx.

xxchain of assignment has been completed.

xxis one junior mortgage active against the property in the favor of “xx, xx” in the amount of xxwhich was recorded on xx/xx/xxxx. xxjunior mortgage holder initiated the foreclosure by filing the notice of default on xx/xx/xxxx. xxthat time of FC initiation the subject loan is with (xx, LLC). xx, the name of the subject creditor was not mentioned on the said xxof default.

xxtaxes have been paid off in the total amount of $xx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.	xx: xxis in performing status.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx %. xxcurrent UPB as of the date is xx.

xxpost-closing bankruptcy activity has been found. xxforeclosure was not accelerated yet.

xxdamage or repairs have been found in the latest servicing comments.

xx: xx: xx	xxmodification agreement was made between the borrower “xxP xx” and lender “xx, N.A” on the effective date of xx/xx/xxxx. xxborrower has promised to pay the P&I of $xxx.xx with the fixed interest rate x.xxx% that began from xx/xx/xxxx & continues until the maturity date xx/xx/xxxx. xxnew modified UPB is xxout of which xxis "deferred principal balance" which is eligible for forgiveness. xxthe borrower will make first x payments for each year started from xx/xx/xxxx for next x years then the lender will forgive the x/xrd amount from deferred balance. xxforgiven amount exceeds x% of the modified principal balance. xx, the UPB has been amortized to xxas an interest bearing amount.	Credit Application Credit Report Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44229010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.00	10.650%	240	xx	xx	Conventional	ARM	Cash Out	84.792%	84.792%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/17/2020	xx	Not Applicable	6.500%	$513.63	03/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx.,” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with xx, xx, and xxof the xxV-D and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position.
xxactive judgment or liens found.
xxcounty annual taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year’s delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx states that the borrower delinquent with the loan fromx month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx.	xx: xxloan is in collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx.
xxloan modification agreement was made between the borrower “xx. xxand xx. xx” and the lender “xx, xx “on xx/xx/xxxx. xxunpaid principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.
xxforeclosure was initiated in this loan in xxxx and the lis pendens was filed on xx/xx/xxxx. xxon the foreclosure was placed on hold due to loss mitigation and recently the loan has been permanently modified on xx/xx/xxxx.
xxis no post-origination bankruptcy record has been found.
..xxcomment pertaining damage to the subject property has been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xxforeclosure was initiated in this loan in xxxx and the lis pendens was filed on xx/xx/xxxx. xxon the foreclosure was placed on hold due to loss mitigation and recently the loan has been permanently modified on xx/xx/xxxx.
xx: xx	xxloan modification agreement was made between the borrower “xxD. xxand xx. xx” and the lender “xx, xx “on xx/xx/xxxx. xxunpaid principal balance is in the amount of xxand the borrower promises to pay $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUD is missing."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Note data is missing or inaccurate (Lvl x) "The alert note of updated title report dated x/xx/xxxx reflects that the Subject Mortgage loan amount shows is $xx,xxx.xx however actual loan amount is $xx,xxx.xx."	* Application Missing (Lvl x) "xxxx is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer doc is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5256809	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$897.70	6.750%	360	xx	xx	FHA	Fixed	Purchase	99.216%	99.216%	Reduced	No	FHA	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	Not Applicable	2.000%	$321.36	10/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.” xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xxof xx” and it was recorded on xx/xx/xxxx. xxper updated title report, there are x active junior civil judgments available against the borrower in the total amount of $x,xxx.xx filed by different plaintiffs & recorded on different dates. xst & xnd installments of town taxes for the year xxxx have been paid in full in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxper collection comments the foreclosure proceedings were initiated on the loan by referring to attorney. xxcomplaint was filed on xx/xx/xxxx. xxfurther information is available regarding the foreclosure process.
xxdebtor (xxL. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx.

xx: xxper collection comments the foreclosure proceedings were initiated on the loan by referring to attorney. xxcomplaint was filed on xx/xx/xxxx. xxfurther information is available regarding the foreclosure process.
xx: xxdebtor (xxL. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xx-D in xxpetition shows that the unsecured amount $x.xx out of secured claim in the amount of xxand the value of collateral is xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim xx & with an arrearage of $x,xxx.xx.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees."

This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The MI certificate is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36748053	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.50	12.074%	181	xx	xx	Conventional	Fixed	Cash Out	32.643%	32.643%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.883%	First	Commitment	Not Applicable	Not Applicable	01/15/2018	xx	Not Applicable	2.000%	$334.97	03/01/2018	Change of Terms	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xx for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx. xxchain of assignment has been completed. xxare several active IRS xxagainst property in the total amount of xxheld by xxof the xx - xxrecorded on different dates. xxare several active xxor xxagainst property in the total amount of xxheld by xxof xxand xxrecorded on different dates. xxtown taxes for the year of xxxx-xxxx have been paid in the total amount of xx.	xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
xx: xxper comments the borrower is performing. xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with step rate with new principal balance in the amount of xx. xxborrower had promised to pay in the amount of $xxx.xx with rate of x.xx% started from xx/xx/xxxx.xxis a step rate modification. xxinitial rate was started from x.xx% and will end on x.xx%. xxof /this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Title Policy Notice of Servicing Transfer	xx	x: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta x.x, x) (Lvl x) "The final Title policy is missing in the loan file. The commitment policy is available in the loan file at "xxxxxx_Title Policy_TITLE POLICY_xx-xx-xxxx_xxxxxxxx""	* Missing credit report (Lvl x) "Credit Report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
998426	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.76	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	604	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2015	xx	$34,962.01	4.250%	$548.53	12/01/2015	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx”
xxper updated title report, there are multiple active junior judgments available against the borrower in the total amount of xxfiled by different plaintiffs & recorded on different dates.
xxper updated title report (xx) there are x IRS/xxtax liens against the subject borrower in the total amount of xxin the favor of “xx” & recorded on different dates.
xxand second installments of county taxes for the xxxx have been paid in full in the total amount of $xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount xxout of secured claim in the amount of xxand the value of collateral is xx. xxto the debtor's amended chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per month for xx month to xx months $x,xxx.xx per month from xx month to xx month $x.xx per month from xx month to xx month & $x,xxx.xx from xx month to xx month the trustee.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount xxout of secured claim in the amount of xxand the value of collateral is xx. xxto the debtor's amended chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx per month for xx month to xx months $x,xxx.xx per month from xx month to xx month $x.xx per month from xx month to xx month & $x,xxx.xx from xx month to xx month the trustee.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date is xx/xx/xxxx;however note date is xx/xx/xxxx."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is xx/xx/xxxx. However, note date is xx/xx/xxxx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86071432	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$227.38	5.625%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/19/2020	xx	Not Applicable	6.000%	$335.52	07/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxcurrent taxes due is $xx.xx. xxprior years delinquent taxes have been found pending.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxborrower had filed bankruptcy dated on xx/xx/xxxx under chapter-x with case no# xx xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xx: xx: xxborrower had filed bankruptcy dated on xx/xx/xxxx under chapter-x with case no# xx xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate"."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from Loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right to Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,497.80	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85114119	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$355.61	6.375%	360	xx	xx	Conventional	Fixed	Purchase	74.026%	74.026%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	603	Not Applicable	72.538%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx,N.A.
xxchain of assignment is completed as the subject mortgage is still with the lender,xx .
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is current and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the active xx-current and the borrower is making regular loan payments in bankruptcy. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx. xxloan has never been modified since origination. xxper the comment the subject property has been occupied by the owner. xxto xxthe reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.
xx:
xx: xxto the PACER the debtor xxA. xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx there is no comment indication a cram down.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49951541	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,890.56	6.160%	36	xx	xx	Conventional	Fixed	Cash Out	56.990%	56.990%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2019	xx	Not Applicable	1.000%	$953.08	09/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxis one credit card judgment open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxis one state tax lien open against the borrower in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xxof xx.

xxis one junior mortgage open against the property in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx.  xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx and creditor has forgiven the principal balance in the amount of xxand amount of principal forgiven is exceeds x% of modification amount.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest xx months servicing comments regarding xx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxand the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx and creditor has forgiven the principal balance in the amount of xxand amount of principal forgiven is exceeds x% of modification amount.	Affiliated Business Disclosure Credit Application Credit Report	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing credit report (Lvl x)     "Credit Report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by all borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67520096	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,756.97	6.875%	360	xx	xx	FHA	Fixed	Cash Out	86.275%	86.275%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.088%	First	Final policy	Not Applicable	Not Applicable	05/26/2020	xx	Not Applicable	5.000%	$1,219.71	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xxbridge xx. D/B/A xx.xx.

xxis one state tax lien open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxare x credit card judgments open against the borrower; first one in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxand second one is in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxis one xx, xxor xxlien open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx.

xxxx combined xrd taxes have been paid in the amount of $x.xx on xx/xx/xxxx.

xxxx combined xnd taxes have been past due off in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.

xx:
xxxx combined xth taxes are delinquent in the amount of $x,xxx.xx on xx/xx/xxxx and good through date is xx/xx/xxxx.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest servicing comments regarding xx.
xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $x,xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Credit Report Mortgage Insurance Notice of Servicing Transfer	xx	x: Curable	* Missing credit report (Lvl x) "Credit Report is missing from loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to TILA Right of Rescission Test: FAIL"
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State Regulations Test Failed du to Prohibited Fees Test: FAIL Loan Data: $x,xxx.xx Comparison Data: $x.xx Variance: +$x,xxx.xx

This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
FAIL
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, including title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9309616	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,183.49	$2,532.44	6.625%	480	xx	xx	Conventional	Fixed	Purchase	99.874%	99.874%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2016	xx	$153,468.10	3.500%	$1,162.17	12/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxof xx, N.A.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx, xx, xxV-D.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active mortgage available in the updated title report against subject property in the amount of xxin favor of xx it was originated on xx/xx/xxxx recorded on xx/xx/xxxx.
x. xxis an active three junior civil judgment available in the updated title report against borrower in the total amount of $ $x,xxx.xx in favor of xx and it was recorded on different dates.
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of $xxx.xx in favor of xxINC and it was recorded on xx/xx/xxxx.
x. xxis an active junior state tax lien available in the updated title report against borrower in the amount of $xxx.xx in favor of and it was recorded on xx/xx/xxxx.
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xxand it was recorded on xx/xx/xxxx.
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xx and it was recorded on xx/xx/xxxx.
x. xxis an active junior civil judgment available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xxand it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx have been due in the amount of $x,xxx.xx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxloan is currently performing.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxwas filed on xx/xx/xxxx case# xx xxwas dismissed on xx/xx/xxxx. xxper updated title three times foreclosure complaint was filed and three times it was cancelled.  xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

xx: xxwas filed on xx/xx/xxxx case# xx xxwas dismissed on xx/xx/xxxx. xxper updated title three times foreclosure complaint was filed and three times it was cancelled.  xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing also estimated hud and itemization of point and fees are missing from the loan files."	* Application Missing (Lvl x) "Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52530419	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$774.42	7.000%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	31.488%	First	Final policy	Not Applicable	Not Applicable	04/09/2020	xx	$39,371.89	6.000%	$687.77	04/01/2020	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, NA in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx, xx, xxV-D which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and the property.
xxcombined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner with the average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx. xxPOC was filed by the creditor xx, LLC on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is xx. xxcomment has been found indicating a cram-down. xxlast filing date of bankruptcy was xx/xx/xxxx. xxbankruptcy case was dismissed for failure of the plan payment on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx, xx”. xxborrower promises to make a monthly payment of $xxx.xx with a rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the modification is in the amount of xx. xxlender had deferred the amount of xxand that will be paid at the time of maturity of the loan.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed to the permanent foundation. According to the appraisal report located at “xxxxxx.pdf pg.# xx the type of subject property is Manufactured Home. The final title policy for Alta x is missing from the loan file and the mortgage legal description does not have VIN# xx Also, no affixation letter has been found. As per the updated title report dated x/xx/xxxx, the tax certificate shows the subject property type as Multi-Section Manufactured Home."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE failed to moderate due to First Lien Lender Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien mortgage with a principal amount that is greater than or equal to $xx,xxx and the sum of all lender fees exceeds the greater of x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
x.xx% of the principal amount or $xxx. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $xx,xxx and the loan charges a lender fee. (NC
xx-x.xA(cx)).
First Lien Lender Fees Test: FAIL Loan Data $xxx.xx Comparison $xxx.xx Variance +$xxx.xx."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Not all borrowers signed TIL (Lvl x)     "Final TIL is not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63450390	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,208.54	6.125%	360	xx	xx	Conventional	Fixed	Refinance	71.547%	71.547%	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	594	Not Applicable	50.022%	First	Final policy	Not Applicable	Not Applicable	02/20/2015	xx	Not Applicable	2.000%	$430.43	03/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xxhome xx , xx. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xx, the mortgage is with xx ,xx xxis senior mortgage which is originated on xx/xx/xxxx in the amount of xxwhich is in the favor of xxLLC, a xxand recorded by borrower on xx/xx/xxxx.

xxand liens found.
xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xx	xx: xxreview of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx . xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx for the due date of xx/xx/xxxx xxUPB reflected is in the amount of xxnotes as of commencing on. xx’s willingness and ability to pay is good .xxis a previous resolution of a permanent modification that was successful. xxis no unrepaired property damage. xxborrower was not impacted by covid-19.
xxhad filed bankruptcy under xxxx with the xx # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxof xxis xx/xx/xxxx.  xxof xxis. xx/xx/xxxx
																																																																																	xx: xx: xxhad filed bankruptcy under xxxx with the xx # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxof xxis xx/xx/xxxx. xxof xxis. xx/xx/xxxx	xxhad modified original mortgage on new principal balance of xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x% with a P&I payment of $xxx.xx beginning on xx/xx/xxxx. xxwas xxforgiven.		xx	x: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prohibited Fees Test: FAIL" * ComplianceEase State Regulations Test Failed (Lvl x) "Prohibited Fees Test: FAIL"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5548153	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/15/2025	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,195.78	7.349%	360	xx	xx	Conventional	Fixed	Refinance	81.495%	81.495%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/08/2020	xx	Not Applicable	5.000%	$756.55	01/01/2020	Financial Hardship	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xx which was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx, xx, xxV-D.

xxsubject mortgage is at second lien position as there is one xxagainst the subject property in favor of xxof xx, xxa xx & xxunder the xxof the xxof xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xxsubject property is located in xx xxwhich is xx. xxis risk that property can be getting foreclosed due to above unpaid lien. xxcan be cured if above unpaid lien paid in full with unpaid interest and late charges.

xxannual xxfor xxxx have been paid off in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxloan is active in bankruptcy. xx "xx" had filed bankruptcy under xx# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxof claim was filed by subject creditor xxfund on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xxper plan the debtor shall make regular contractual payments direct to lender. xxto cure arrears over xx months period with payments not less than $xxx monthly. xxlast filing date is xx/xx/xxxx.

xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.

xxcomment dated xx/xx/xxxx states that litigation action was filed and the application was received on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the litigation/contested matter were completed as the answer was filed. xxmore details are available. xxper available comment dated xx/xx/xxxx the sale date was scheduled on xx/xx/xxxx. xx, the FC was put on hold due to the bankruptcy filed by debtor under xx# xx with case# xx xx/xx/xxxx. xxlatest comment dated xx/xx/xxxx states that FC was closed due to executed loan modification and foreclosure flag was removed. xxmore details are available.

xxsubject property is owner occupied and no visible damages were reported.

xx: xxcomment dated xx/xx/xxxx states that litigation action was filed and the application was received on xx/xx/xxxx. xxcomment dated xx/xx/xxxx states that the litigation/contested matter was completed as the answer was filed. xxmore details are available. xxper available comment dated xx/xx/xxxx the sale date was scheduled on xx/xx/xxxx. xx, the FC was put on hold due to the bankruptcy filed by debtor under xx# xx with case# xx xx/xx/xxxx. xxlatest comment dated xx/xx/xxxx states that FC was closed due to executed loan modification and foreclosure flag was removed. xxmore details are available.
xx: xx "xx" had filed bankruptcy under xx# xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxof claim was filed by subject creditor xxfund on xx/xx/xxxx with the secured claim amount of xxand arrears in the amount of xx. xxper plan the debtor shall make regular contractual payments direct to lender.  xxto cure arrears over xx months period with payments not less than $xxx monthly. xxlast filing date is xx/xx/xxxx.
xxloan modification agreement was made on xx/xx/xxxx with xx. xxnew principal balance is xx. xxborrower promised to pay P&I in the amount of $xxx.xx with new interest rate of x.xx%. xxfirst payment had begun from xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x or Itemization are missing from the loan file."
* Missing credit report (Lvl x) "Credit Report missing from loan file"	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2682346	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/27/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,465.13	10.250%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/04/2020	xx	$40,214.69	6.500%	$878.19	03/01/2020	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that-

x. xxsubject mortgage was originated on xx/xx/xxxx by "MERS as nominee for xxxx" for the amount of xxand it was recorded on xx/xx/xxxx.

x. xxchain of assignment is complete as the subject mortgage is currently assigned to "xx, xx, xxof xxV-D".

x. xxis an active water/sewer lien available against the subject property in the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

x. xxis an active state tax lien available against the borrower in the amount of $x,xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

x. xxcounty taxes of xxxx & xxxx are delinquent in the total amount of $x,xxx.xx. xxcounty taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto PACER xx, xx (debtor) and xx (co-debtor) has filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxfor xxwas filed on xx/xx/xxxx. xx, debtor has been discharged from the bankruptcy on xx/xx/xxxx and the case was closed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.
xx: xx: xxto PACER xx, xx (debtor) and xx (co-debtor) has filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxfor xxwas filed on xx/xx/xxxx. xx, debtor has been discharged from the bankruptcy on xx/xx/xxxx and the case was closed on xx/xx/xxxx. xxmore evidences are available regarding current bankruptcy status.	xxloan has been modified on xx/xx/xxxx with the new principal balance of xxwhich includes the deferred principal balance of xxout of which xxhas been forgiven. xx, the new interest bearing principal balance is in the amount of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxxx% beginning from xx/xx/xxxx till xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, estimated HUD-x and Fee Itemization are missing."	* Application Missing (Lvl x) "Final xxxx is missing."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40530394	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$290,000.00	Not Applicable	xx	Not Applicable	$3,753.24	6.875%	360	xx	xx	Conventional	Fixed	Refinance	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	580	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxof xx, N.A. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxxxxxxx | xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, xx, D/B/A xx, not individually but as xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxtown xst, xnd, and xrd installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx, $xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.

xxborrower is making current payments as per chapter xx plan (xxI).	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxcomments have been found regarding the subject property condition.
xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is unsecured portion of xx. xxchapter-xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $x,xxx.xx with interest rate of x.xxx% per annum for xx years under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xxper docket# xx the bankruptcy case has been closed on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11069696	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$498.18	10.325%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	550	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/07/2014	xx	Not Applicable	6.000%	$291.85	08/01/2014	Change of Terms	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx |xx/xx# xx

xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, xx, as xxof the xxV-D which was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which was applied to xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx. xxreason for default is unable to determine. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxcomments have been found regarding the subject property condition.
xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is $x,xxx.xx and the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter-xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $xx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is $x,xxx.xx. xxcase is active and the last filing date is xx/xx/xxxx.	xxloan modification agreement made between borrower xx (xx) and xx, LLC (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification agreement consists of x-step amortization.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prepayment Term Test: FAIL
Loan Data xxMonths Comparison Data xMonths Variance xxMonths"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: FAIL
Loan Data xxMonths Comparison Data xMonths Variance xxMonths

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The right of rescission/right of cancel disclosure is missing from the loan files."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98412805	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Unavailable	Yes	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$878.66	11.190%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2020	xx	$45,107.27	5.000%	$458.09	03/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx. xx., recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xx.
xxmortgages, liens and judgments are found against borrower and property is as follows:
xxare x xxtax lien active against borrower “xx” in the favor of same plaintiff “xxof xxof xx”, xxwere recorded on different dates  in the amount of xxwith different xx# xx
xxxx combined taxes of xnd installment has been paid due on xx/xx/xxxx in the amount $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
 xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx. xxagreement made between xx “xxG. xxand xxD. xx” and lender “xx”  . xxnew principal balance is xxwith interest x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx..xxmaturity date is xx/xx/xxxx. xxcapitalized amount is xxand deferred amount is xx.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
 xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

xx: xxper the servicing comments xx/xx/xxxx, xxFC was initiated in xxxx.xxfile was referred to attorney completed on xx/xx/xxxx.xxcomplaint was filed on xx/xx/xxxx.xxper comment dated xx/xx/xxxx, the judgment was entered on xx/xx/xxxx with the amount xx.xxas per comment dated xx/xx/xxxx, the step sale scheduled on xx/xx/xxxx.xxthe foreclosure was put on hold due to xxdelay.  xxper comment dated xx/xx/xxxx, the FC put on hold due to loan modification. xxas per latest collection comment dated xx/xx/xxxx ,states that the servicer has received the notice of dismissing foreclosure action. xxfurther detail has been found.
xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx. xxagreement made between xx “xxG. xxand xxD. xx” and lender “xx” . xxnew principal balance is xxwith interest x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning of xx/xx/xxxx..xxmaturity date is xx/xx/xxxx. xxcapitalized amount is xxand deferred amount is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located at "Ohio" state. The following state disclosures are missing from the loan file:- x. Equal Credit Availability Notice x. Insurance Tying Disclosure x. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24609250	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.47	6.500%	360	xx	xx	FHA	Fixed	Refinance	100.000%	100.000%	Unavailable	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/30/2020	xx	Not Applicable	6.000%	$1,181.71	07/01/2020	Change of Terms	xxper updated title report as of xx/xx/xxxx the subject mortgage is at first lien position. xxmortgage was originated on xx/xx/xxxx in the amount of xx.
xxof assignment is complete as the current assignee is xx.
xxis a junior mortgage in the amount of xx.
xxactive judgments or liens have been found.
xxannual tax is $x,xxx.xx.
xxhistory as of xx/xx/xxxx shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxof loan file and servicing comment shows that the loan is x month behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.
xxevidence of post-closing foreclosure or bankruptcy has been found. xxevidence of damage or repair on subject property has been found. xxRFD has been found in the latest xx months servicing comment.
xx: xx: xx	xxlatest modification agreement has been made between borrower and lender effective from xx/xx/xxxx. xxper MOD borrower has agreed to pay the interest bearing amount of xxwith fixed interest rate of x.xx % and P&I of $x,xxx.xx. xxpayment was started from xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Mortgage Insurance Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This loan is FHA. The loan was originated on xx/xx/xxxx. MI Cert is required but MI Cert is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit reports are missing from the given loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78421233	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,314.07	10.625%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2014	xx	$24,660.82	5.000%	$1,130.61	07/01/2014	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx.
xxchain of mortgage assignment has been completed.
xxis a junior mortgage open against the property in the favor of xx, xxin the amount of xxwhich was recorded on xx/xx/xxxx. xxjunior mortgage has started the foreclosure and lis pendens (xx# xx xx# xx was filed by xx, LLC on xx/xx/xxxx with the case# xx xxthe time of foreclosure, loan was with  xx. xx, no subject lender name found on the said notice of lis pendens.

x) xxare three IRS liens open against the borrower in the favor of xxin the total amount of xxwhich were recorded on xx/xx/xxxx & xx/xx/xxxx.
x) xxare four state tax liens open against the borrower in the total amount of xxin the favor of xx of xx of  xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.

xxcertificate of sale are open as per updated title report as follows:
x) xxsewer charges of the year xxxx were on xx/xx/xxxx to xxfor the amount of $xxx.xx. xxcertificate was recorded on xx/xx/xxxx with cert# xx xxper tax collector this certificate has been redeemed.
x) xxsewer charges of the year xxxx were on xx/xx/xxxx to xxfor the amount of $xxx.xx. xxcertificate was recorded on xx/xx/xxxx with cert# xx xxper tax collector this certificate has been redeemed.
x) xxsewer charges of the year xxxx were on xx/xx/xxxx to xxfund LP for the amount of $xxx.xx. xxcertificate was recorded on xx/xx/xxxx with cert# xx xxper tax collector this certificate has been redeemed.
x) xxsewer charges of the year xxxx were on xx/xx/xxxx to xxof xx xxfor the amount of $xx.xx. xxcertificate was recorded on xx/xx/xxxx with cert# xx xxper tax collector this certificate has been redeemed.
x) xxsewer charges of the year xxxx were on xx/xx/xxxx to US xxfor xxhold for the amount of $xxx.xx. xxcertificate was recorded on xx/xx/xxxxwith cert# xx xxper tax collector this certificate has been redeemed.

xxinstallment combined taxes of the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.
xxinstallment combined taxes of the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xxper PACER, the borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. POC was filed by on, in the secured claim amount xxand an arrearage in the amount of xx. xxwas confirmed on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the foreclosure was started in xxxx and the lis pendens (xx# xx xx# xx was filed on xx/xx/xxxx with the case# xx xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xx, this bankruptcy case is active.
xxto collection comment, no damages or repairs have been found.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was started in xxxx and the lis pendens (xx# xx xx# xx was filed on xx/xx/xxxx with the case# xx xxforeclosure was put on hold due to borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. xx, this bankruptcy case is active.
xx: xxper PACER, the borrower had filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx. POC was filed by on, in the secured claim amount xxand an arrearage in the amount of xx. xxwas confirmed on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $x,xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Credit Application HUD-x Closing Statement Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13300145	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	11/25/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$591.24	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	600	Not Applicable	21.729%	First	Final policy	Not Applicable	Not Applicable	01/16/2020	xx	Not Applicable	6.000%	$1,008.00	02/01/2020	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
x) xxis junior mortgage open against the property in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx. xxjunior mortgage has started the foreclosure and compliant (xx# xx xx# xx was filed by xxon xx/xx/xxxx with the case# xx xxthe time of foreclosure mortgage was with xx. xx, subject creditor name is not found on the said complaint.
x) xxis a another junior mortgage open against the property in the favor of xxagency in the amount of xxwhich was recorded on xx/xx/xxxx.

xxare liens open as follows:
x) xxare two real estate tax liens open against the subject property in the favor of xxof xxin the total amount of xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.
x) xxare three gas claim services (utility liens) open against the subject property in the favor of xxof xxin the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
x) xxare eleven claim for water (water liens) open against the subject property in the favor of xxof xxin the total amount of $x,xxx.xx which were recorded on different dates.
x) xxis a claim for water (water lien) open against the subject property in the favor of xxof xxin the total amount of $x,xxx.xx which was recorded on x/xx/xxx.

xxcounty taxes of the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.
xxcounty taxes of the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xxto collection comment, no damages or repairs have been found.
																																																																																	xx: xx: xxborrower filed a xxxx bankruptcy with xx # xx xx/xx/xxxx. xxcase was dismissed xx/xx/xxxx.	xxhad modified original mortgage on new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x% with a P&I payment of $x,xxx.xx beginning on xx/xx/xxxx.	HUD-x Closing Statement Right of Rescission	xx	x: Curable		* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Right of Rescission missing or unexecuted (Lvl x) "Missing ROR"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97545602	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$593.56	6.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	35.992%	First	Final policy	Not Applicable	Not Applicable	11/01/2013	xx	$11,914.09	2.000%	$122.10	11/01/2013	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xxof xxN.A.”
xxis senior/prior xxavailable in the updated title report   in the amount ofxx in favor of “xx." and which was recorded on xx/xx/xxxx. xx, this prior mortgage is not showing in schedule-B of final xxas an exception.
xxper updated title report, there are x active IRS/xxavailable against the borrower in the amount of xxxxx.xx in the favor of "xxof xx - xx" & recorded on xx/xxxx.
xxper updated title report, there is a state tax lien available against the borrower in the amount of $x,xxx.xx in the favor of "xxof the xxof xx" & recorded on xx/xx/xxxx.
xxper updated title report, there are multiple active junior judgments available against the borrower in the total amount of xxfiled by different plaintiffs & recorded on different dates.
xxand second installments of county taxes for the xxxx/xxxx have been paid in full in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxstep modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "ComplianceEase Risk Indicator is "Elevated" due to:

This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $x, is explicitly provided for "Seller-Paid Points and Fees.""
* Not all borrowers signed TIL (Lvl x)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "Settlement date is different from the note date."
																																																																																								* TIL not hand dated (Lvl x) "The final TIL is not hand dated."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32475837	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$542.44	5.875%	360	xx	xx	FHA	Fixed	Refinance	91.700%	91.700%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/29/2015	xx	Not Applicable	5.250%	$570.25	05/01/2015	Change of Terms	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx, xx, as owner trustee of the xx. xxshould be assigned with xxor AMIP.

xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxcity taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage total amount of xxwas committed to pay $xxx.xx for xx months.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage total amount of xxwas committed to pay $xxx.xx for xx months.	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Right of Rescission missing or unexecuted (Lvl x) "The Right of rescission is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of Servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27454491	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$518.34	9.910%	181	xx	xx	Conventional	Fixed	Refinance	103.408%	103.408%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/02/2020	xx	Not Applicable	7.500%	$454.95	07/01/2020	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx, xx." in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx, xx”.
xxactive judgments or liens have been found.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxloan is in performing.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.

xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.
xxwas confirmed on xx/xx/xxxx.
xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxto the servicing comments, the foreclosure action was initiated in the loan file. xxper updated title report, the xxwas filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the FC sale date scheduled on xx/xx/xxxx. FC went on hold xx/xx/xxxx due to loss mitigation. xxfurther  information has been found regarding foreclosure.

xxdamage or repairs has been found on the subject property.
xx: xxto the servicing comments, the foreclosure action was initiated in the loan file. xxper updated title report, the xxwas filed on xx/xx/xxxx. xxper comment dated xx/xx/xxxx the FC sale date scheduled on xx/xx/xxxx. FC went on hold xx/xx/xxxx due to loss mitigation. xxfurther  information has been found regarding foreclosure.
xx: xxto the PACER, the debtor has filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxto the schedule D (xx# xx which was filed on xx/xx/xxxx, the value of subject property is xxand amount of claim is xx. xx, the unsecured amount is $x.xx.
xxcreditor has filed POC on xx/xx/xxxx with the secured claim amount of xxand arrears of $x,xxx.xx.
xxwas confirmed on xx/xx/xxxx.
xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $xxx.xx began on xx/xx/xxxx. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx.	Credit Application Missing Required State Disclosures	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in IL State. However, below required state disclosures are missing from the loan file.
x-IL Collateral Protection Insurance Notice
x-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19669387	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$4,186.00	$6,707.62	5.750%	360	xx	xx	Conventional	ARM	Purchase	80.000%	89.158%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	32.268%	First	Final policy	Not Applicable	xx	04/01/2020	xx	Not Applicable	2.750%	$2,057.44	05/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx with the instrument # xx in the amount of xxwith xx, N.A.
xxchain of assignment has not been completed. xx, the mortgage is with xx, xx, as xxof the xxV-D which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxare two federal tax liens against the borrower in the total amount of xxin favor of xxof the xx - xxwhich were recorded on different dates.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxLLC.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of xxin favor ofxx.
xxtax lien against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxof the xxof xx.
xxannual tax for the year xxxx-xxxx has been paid in the amount of xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxis no comment indicating a cramdown. xxcase was discharged on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxhad modified original mortgage on x/x/xx new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxof term by xxx months. xxis fixed rate of x.xx% with a P&I payment of $xxxx.xx beginning on x/x/xx. xxlender forgave xxof principal.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per the note the transaction date is x/xx/xxxx, however; as per the HUD-x the settlement date is x/xx/xxxx which is different from the note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36026216	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	xx	01/07/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,318.83	5.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/23/2020	xx	$257,037.14	4.000%	$1,985.21	04/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that ,xxchain of the assignment has been completed. xxis an active lien in the amount of xxwhich is an hospital lien.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xxper servicing comments the foreclosure was initiated and file was referred to attorney on xx/xx/xxxx. xxFC sale was scheduled on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower filed for bankruptcy. xxfurther details have been found.
xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.
xxhas agreed to defer the principal in the amount of xxin which ½ amount will be applicable to forgive if borrower pays every xx months of successful timely payments for the first x years.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56981332	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	09/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$450.59	8.864%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/03/2019	xx	$3,641.94	4.000%	$217.13	10/01/2019	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx which was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
xxis a state tax lien against the borrower in the favor of xxwhich was recorded on xx/xx/xxxx in the total amount of $x,xxx.xx.

xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxto the tape data the borrower is performing. xxlast payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
xxhistory is missing from the loan file; however, we required latest xx months payment history. xxpayment history is missing from xx/xx/xxxx to xx/xx/xxxx.
xx: xxloan is performing. xxto the tape data the borrower is performing. xxlast payment was received in the amount of $xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.
RFD has not been found in the comments. xxfurther information has been found.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
xxborrower had also given the promise to pay the deferred balance in the amount of $x,xxx.xx and the maturity date is xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x and Fee itemization are also not available in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78788151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/15/2025	xx	No	Court Order/Mediation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,317.76	6.340%	360	xx	xx	Conventional	Fixed	Cash Out	58.082%	58.082%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2020	xx	$64,267.10	4.000%	$842.79	03/01/2020	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xxLLC, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx. xxshould be assigned with xx.

xxis xx civil judgments open against the borrower "xx" in the amount of $x,xxx.xx, $x,xxx.xx, xx, xx, $xxx.xx, $x,xxx.xx, $x,xxx.xx, xx, $x,xxx.xx, $x,xxx.xx, $x,xxx.xx, $x,xxx.xx & $x,xxx.xx with xxof xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx respectively.

xxis one civil judgment open against the borrower "xx" in the amount of xxwith xxwhich was recorded on xx/xx/xxxx.

xxis one civil judgment open against the borrower "xx" in the amount of xxwith xx which was recorded on xx/xx/xxxx.

xxis a xx/xx/xxagainst the borrower "xx" recorded on xx/xx/xxxx in the amount of $xxx.xx, with xxof xx.

xxcombined xst installment taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance of modification in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxand xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed.

xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxto the updated title report located at xx# xx xx# xx lis pendens was filed on xx/xx/xxxx with case xx. xxjudgments were entered on xx/xx/xxxx. xxper servicing comment dated xx/xx/xxxx, the sale has been xx/xx/xxxx and it has been cancelled by court order. xxfurther information has been found regarding the foreclosure process.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & deferred balance of modification in the amount of xx.

xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.

xxtrial plan was started from xx/xx/xxxx to xx/xx/xxxx. xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx. xxcomplaint was filed on xx/xx/xxxx. xxto the updated title report located at xx# xx xx# xx lis pendens was filed on xx/xx/xxxx with case xx. xxjudgments were entered on xx/xx/xxxx. xxper servicing comment dated xx/xx/xxxx, the sale has been xx/xx/xxxx and it has been cancelled by court order. xxfurther information has been found regarding the foreclosure process.
xx: xxto the PACER, the debtor "xxand xx" had filed for bankruptcy under x with the case# xx xx/xx/xxxx and the case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx. xxreaffirmation agreement was not filed.	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88193077	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,820.06	9.150%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	xx	Unavailable	4.250%	$790.83	12/01/2017	Unavailable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx, xx.
xxchain of assignment has been completed.
xxare x judgments against the borrower in favor of xx, xx and xx, LLC in the total amount of xx, recorded on different dates.
xxxnd installment of xxxx for combined tax is due on xx/xx/xxxx in the amount of $x,xxx.xx, however, xst installment was paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in bankruptcy.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxforeclosure was initiated in the loan by referring to attorney on xx/xx/xxxx and the first legal action was filed on xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. xxfurther details has been found.

xxto the PACER, the borrower xx-xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.

xxper comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xx: xxforeclosure was initiated in the loan by referring to attorney on xx/xx/xxxx and the first legal action was filed on xx/xx/xxxx. xxsale was schedule for xx/xx/xxxx. xx, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/xxxx. xxfurther details has been found.
xx: xxto the PACER, the borrower xx-xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.
xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a different in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx with a modified principal balance of xx. xxborrower is making payment as per modified terms. xx, xxagreement is missing in the file.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD is missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the state of Washington. The following required State Disclosure is missing in the loan file.
x. Construction Lien Disclosure
x. Mortgage Loan Servicing Disclosure
x. Choice of Insurance Notice
x. Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16594783	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,905.17	$2,320.29	5.750%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/17/2019	xx	Not Applicable	4.000%	$1,776.24	01/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor MERS as nominee for xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx

xxchain of assignment has been completed.

xxis a junior mortgage originated on xx/xx/xxxx in the favor MERS as nominee for xxfor the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx

xxis an active judgment against borrower in the total amount of xxheld by xxrecorded on xx/xx/xxxx.
xxis an active judgment against borrower in the total amount of xxheld by xxrecorded on xx/xx/xxxx.

xxxst installment of xxtaxes for the year of xxxx has been paid in the total amount of $x,xxx.xx.

xxxnd installment of xxtaxes for the year of xxxx due in the total amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with rate of x.xx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper servicing comments the loan is in bankruptcy. xxof updated payment history as of xx/xx/xxxx, the borrower is making regular payments. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with rate of x.xx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.

xxand xxhas filed bankruptcy under chapter xx with case xxon xx/xx/xxxx.   xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with xxarrears. xxplan was confirmed on xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx. xxdebtor is in active bankruptcy.
xx: xxper servicing comments the foreclosure proceedings was initiated against subject property. xxforeclosure was referred to an attorney on xx/xx/xxxx and the complaint was filed on xx/xx/xxxx. xxforeclosure is on hold due to bankruptcy filing.
xx: xxto PACER xx, xxand xxhas filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with xxarrears. xxplan was confirmed on xx/xx/xxxx. xxMFR was filed on xx/xx/xxxx. xxdebtor is in active bankruptcy.	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxamount of xxhas been forgiven from UPB. xxborrower had promised to pay in the amount of $x,xxx.xx with rate of x.xx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Application Missing (Lvl x) "Application is missing."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "HUD-x is missing."
* Missing Appraisal (Lvl x) "Appraisal report is missing from loan file."	* Final TIL Missing or Not Executed (Lvl x) "TIL is missing."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing."
* Missing credit report (Lvl x)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70343092	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$582.06	8.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/23/2020	xx	Not Applicable	5.000%	$511.95	10/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xx chain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in bankruptcy.
xxpayment history dated xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxis currently on active bankruptcy.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxis currently on active bankruptcy.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Credit Report	xx	x: Acceptable with Warnings			* Missing credit report (Lvl x) "credit report is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64174382	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$511.74	9.700%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/06/2020	xx	Not Applicable	5.000%	$333.02	06/01/2020	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with xx.
xxchain of assignment is complete.
xxcounty taxes for the year of xxxx have been paid in the amount of $xxx.xx.
xxdelinquent taxes have been found for the prior years’
xxare following active judgments and liens.
x-xxstatement of judgment (xx) which is recorded on xx/xx/xxxx is in the amount of $x.xx with the plaintiff xx.
x- xxnotice of xxof xx (xx) which is recorded on xx/xx/xxxx is in the amount of $xxxx.xx with the plaintiff xx.
x- xx (xxor xx) which is recorded on xx/xx/xxxx is in the amount of $xxxx.xx with the plaintiff xx.
x- xxof xx (xx (or xx) which is recorded on xx/xx/xxxx is in the amount of $x.xx with the plaintiff xx.
x- xx (xxor xx) which is recorded on xx/xx/xxxx is in the amount of $xxx.xx xxthe plaintiff xx..
x- xxof xx (or xx) which is recorded on xx/xx/xxxx is in the amount of $xxxx.xx with the plaintiff x.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx	xx: xxloan is in performing.
xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.
xxper pay history borrower is xxwith the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate  of x.xx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xxper servicing comment dated xx/xx/xxxx the reason for default is medical issue. xxper comments dated xx/xx/xxxx the subject property has been occupied by owner. xxborrower's intention is to keep the property no damage or repairs has been found property is in good condition.
xxforeclosure and xxactivity found on subject property.

xx: xx: xx	xxloan modification agreement was made between borrower "xx" and lender "xx, xx". xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "credit report is missing from loan file."
* Missing flood cert (Lvl x)     "Flood certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is belong to "OK" state which is non super lien state the following disclosure is missing from the.
x-OK Title protection notice
x-Insurance Disclosure
x-NSF Fee Disclosure
x-Over-the-limit fees
x-Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93862922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,862.85	3.000%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	Not Applicable	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	661	48.631%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.
xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xst installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
 xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $xxxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure and bankruptcy have been found. xxRFD is unable to be determined.
xxcomments have been found stating the borrower’s income was impacted by xx. xxborrower  x xxhas been working at xx., as a xxfor xx years x months and the borrower x xxhas been working at xxas a RN for x years x months.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	x: Curable	* Homeownership Counselling Disclosure is missing. (Lvl x) "Home owner counseling Organization Discloser is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "As per the Seller tape data reflects the following issue, "UNINSURABLE - Appraisal update was not ordered until after original appraisal expired.""
* Missing or error on the Rate Lock Document (Lvl x)     "Rate Lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Missing Settlement Services Provider List from the given loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure missing from the given loan documents."
* Revised Loan Estimate is missing (Lvl x) "Revised Loan Estimate dated x/xx/xxxx is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx File - Heffernan.pdf Page# xx and its recommendation is “Approve/Eligible” at a DTI of xx.xx%."
																																																																																								* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx File - Heffernan.pdf Page# xx and its recommendation is “Approve/Eligible” at a DTI of xx.xx%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84249358	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,690.60	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.189%	98.189%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	Yes	738	753	45.842%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, in the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx xxxxx /xxx.
xxassignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxxst, xnd, xrd, xth installments taxes for the year of xxxx have been paid in the total amount of $xxxx.xx.
xxannual taxes for the year of xxxx have been paid in the total amount of $xxxx.xx.

xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on x/x/xxxxwhich was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.

xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on x/x/xxxxwhich was applied for xx/xx/xxxx and the amount of $x,xxx.xx (PITI). xxP&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was not modified since origination.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcollection comment dated xx/xx/xxxx, states that the borrower’s income has been impacted by covidxx and also the borrower states that the reason for default is curtailment of income. xxcollection comment dated xx/xx/xxxx states that the x months forbearance plan was offered to the borrower. xxpayment plan was start from xx/xx/xxxx.

xxare no comments found related to the subject property condition.
xxtime of origination xxis working in IVx xx. as xxfrom x months.

xx: xx: xx	Not Applicable	Mortgage Insurance	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee increase on PCCD dated x/x/xxxx.  LE dated xx/x/xxxx reflects a Transfer Taxes at $xxxx.xx, however, PCCD dated x/x/xxxx reflects the Transfer Taxes at $xxxx.xx. This is a fee increase of $xxxx.xx out of which $xxx.xx is Lender paid for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.  TRID fee violation for $xx.xx due to fee increase greater than a xx% increase in “creditor's provider fees” in Section E for a Recording Fee ($xxx.xx). Valid COC required to clear violation."
* Loan does not conform to program guidelines (Lvl x)     "As per seller tape, Per Cindy Bush- uninsurable FHA loan; property flip and xnd Appraisal did not support value. All operations ceased until; access to xxxx. As per Appraisal located at "xxxxxxxxxx-Pg# xx the subject property was listed on xx/xx/xxxx for $xxxxxx.xx It sold xx/xx/xxxx for $xxxxxx.xx as an "as is" sale. The subject was listed x/xx/xxxx for $xxxxxx.xx. The contract price is $xxx,xxx.xx.

As per Appraisal dated x/xx/xxxx located at "xxxxxxxxxx-Pg# xx Appraisal value is $xxx,xxx.xx."
																																																																																							* MI, FHA or MIC missing and required (Lvl x) "This is a FHA loan and required Mortgage Insurance document is missing from the loan file."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $xx,xxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx Page# xx and its recommendation is “Approve/Eligible with xx.xx%.”"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27701221	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,931.26	2.000%	360	xx	xx	Conventional	Fixed	Refinance	64.506%	64.506%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	45.424%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis one xxagainst the name of borrower in the amount of $x,xxx.xx in favor of xxof the xxof xxwhich was recorded on xx/xx/xxxx.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.
xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxis retired person.

xxcomments missing hence xx-xx review has not been performed.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee addition on Revised LE dated x/x/xxxx.  The Revised LE dated xx/x/xxxx shows an added fee Credit Report Fee of $xx.xx which did not appear on previous LE. This is a fee increase of $xx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x)     "As per Seller tape, missed foreclosure. No supportive documents in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal document is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement document is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx PACKAGE Page# xx and its recommendation is “Approve/Eligible with xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98197970	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,261.83	4.250%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	732	682	36.187%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.
xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx.
xxactive judgments or liens have been found.
xxtaxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx:
xxpresent status of the loan is in currently in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure have been found. xxRFD is unable to be determined. xxproperty is owner occupied. xxborrower xxhas been working at xxof xxas a xxfor x years x months.
 xxcollection comments are missing. xxCOVID review has not been performed. xxcomments are missing from xx/xx/xxxx to xx/xx/xxxx.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule as the loan is failed for QM safe Harbor threshold test as APR (x.xxx%) is exceeded APOR (x.xxx%) by x.xxx%. The APR threshold is x.xxx% and the subject loan is escrowed one.

Qualified Mortgage Safe Harbor Threshold: FAIL     Charged: x.xxx%    Allowed: x.xxx%    Over by: +x.xxx%"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Finance Charge Test is fail. Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variance is -$xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee addition on Initial CD dated xx/x/xxxx.  The Initial CD shows an added fee Transfer Taxes of $xxxx.xx which did not appear on previous LE's. This is a fee increase of $xxxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Higher Price Mortgage Loan (Lvl x)     "This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in xx CFR §xxxx.xx, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: x.xxx%      Allowed: x.xxx%     Over by: +x.xxx%"
* Loan does not conform to program guidelines (Lvl x)     "As per Seller tape, Florida bond loan that Florida housing decided not to buy, no real issue with it."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement is missing from loan file."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34509498	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,001.84	2.500%	180	xx	xx	Conventional	Fixed	Purchase	32.397%	32.397%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	794	Not Applicable	4.158%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx.xx, LLC xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xx.xx, LLC which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
 xst and xnd installment taxes for the year of xxxx have been paid in the amount of xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of xxwhich was applied for xx/xx/xxxx. xxcurrent P&I is xxand PITI is xx. xxUPB is $x,xxx,xxx.xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of xxwhich was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxRFD is unable to be determined. xxproperty is owner occupied. xxrepairs and damages have been found. xxcomments have been found stating the borrower’s income was impacted by xx. xxborrower xxhas been working at UBS as a Rx- UBS xxI for x years x months.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan has failed Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test.

Final CD was disclosed on xx/xx/xxxx and PCCD was disclosed on x/x/xxxxand x/xx/xxxx the difference is of more than xx days."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/xxxx shows Credit Report Fee at $xx.xx, however Final CD dated x/xx/xxxx shows Credit Report Fee at $xx.xx. This is a fee increase of $x.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape reflects that Assets- Assets Validation-Insufficient source of assets to close. Ineligible source of assets used for close. Wire at close confirms $xm wire not from Borrowers account. Borrower confirmed $xm loan from family member @x.x% int rate xx yr term. Unsecured loan is ineligible source of assets". Supporting document to validate this issue is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl x) "Final CD reflects closing date as xx/xx/xxxx. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/xxxx. Note date is xx/xx/xxxx."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88194332	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.94	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	48.142%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for xx.xx, LLC” for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xx, second, third and fourth installments of county taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx, $xxx.xx on xx/xx/xxxx, $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed.
xx, the borrower is working at xxof xxas CPA from xx months.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approved as accept at xx%. Tape shows undisclosed debt at closing. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/xxxx) that is after the Revised Closing Disclosure Delivery Date (xx/xx/xxxx). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk indicator is "Moderate" since this loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of xx.xx on the revised PCCD dated xx/xx/xxxx.
The revised LE dated xx/xx/xxxx reflects the Non-specific Lender Credit as $xx.xx but the revised PCCD dated xx/xx/xxxx reflected it as $x.xx. There is a decreased in Non-specific Lender Credit on final CD in the amount of $xx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the lender credit that cannot decrease test. Missing valid COC for a Non-specific Lender Credit decreased in the amount of xx.xx on revised PCCD dated xx/xx/xxxx.
																																																																																							The revised LE dated xx/xx/xxxx reflects the Non-specific Lender Credit as $xx.xx but the revised PCCD dated xx/xx/xxxx reflected it as $x.xx. There is a decreased in Non-specific Lender Credit on final CD in the amount of $xx.xx."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/LP (Locator# xx Church - loan file.pdf Page# xx & its recommendation is “Accept” and DTI is showing in it as xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20253377	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,311.21	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	670	Not Applicable	44.109%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx.xx, LLC for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the “MERS as nominee for xx.xx, LLC”.
xxactive liens and judgments have been found.
xxand second county installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.

xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is $xxxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.

xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is making the regular payments and the next due date is xx/xx/xxxx. xxpayment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is $xxxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xx, the borrower is working at the xxLLC as a xxfrom x years.
xxproperty occupancy is unable to be determined. xxdamage and repairs have been found.

xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test, TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $xxx,xxx.xx and allowed is $xxx,xxx.xx however it is undercharged by $x,xxx.xx.

This loan has also failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test and TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $xxx,xxx.xx and allowed is $xxx,xxx.xx however it is undercharged by $x,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated x/xx/xxxx shows Appraisal Fee at $xxx.xx and Credit Report Fee at $xx.xx, however Final CD dated x/xx/xxxx shows Appraisal Fee at $xxx.xx and Credit Report Fee at $xx.xx. This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x) "Seller tape reflects the following issue, "Borrower and Mortgage Eligibility - Excessive cash-out - refinance.----- Loan program as approved and closed is not available. Loan closed at xx%. Cash out refinance of a SFR. Subject property is a x unit, max cash out LTV is xx%,""	* GSE Points and Fees Test Violations (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds.

Charged :$xx,xxx.xx   Allowed : $x,xxx.xx   Over By : +$x,xxx.xx

This loan has also failed Qualified Mortgage Lending Policy Points and Fees Test.

Charged :$xx,xxx.xx   Allowed : $x,xxx.xx   Over By : +$x,xxx.xx"
																																																																																								* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx Apire - loan file.pdf Page# xx and its recommendation is “Approve/Eligible" at a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68131187	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.03	2.990%	360	xx	xx	Conventional	Fixed	Refinance	83.824%	83.824%	Full Documentation	Yes	Radian	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	657	24.211%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxassignment has been found; however, the current assignment is with the lender xx.
xxactive liens and judgments have been found against the borrower and the property.
xxcombined annual taxes for the year xxxx have been exempted.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxpertaining bankruptcy-related details have been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the x months of collection comments. xxdamage pertaining to the subject property has been found.
xxper the final xxxx, the borrower xxL. xxis working in xxas a xxfrom x month.

xx: xx: xx	Not Applicable	Final Title Policy Missing or error on the Rate Lock Origination Appraisal	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "Loan fails Qualified Mortgage Points and fees test due to the loan amount exceeds $xxx,xxx and the fees charged to the Borrower(s) exceed x% the loan amount. The Note reflects a loan amount of $xxx,xxx.xx. Fees charged to the Borrower(s) equal $xx,xxx.xx which equal x.xxx% of the loan amount."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape reflects the following issue, "Missing Appraisal - Loan amount was increased, PIW was lost and loan closed. Unable to obtain AUS w/PIW." Supporting document to validate the issue is missing from the loan documents."
* Missing Appraisal (Lvl x)     "Appraiser's Report is missing in the loan file."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta x.x, x) (Lvl x)     "A copy of the Final Title policy is missing in loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock provided expired on xx/xx/xxxx and the loan closed on xx/xx/xxxx. No lock extension found."	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Final CD dated xx/xx/xxxx reflects closing date as xx/xx/xxxx also Notary's signature date on the Mortgage/Deed of Trust is xx/xx/xxxx. PCCD issued on xx/xx/xxxx reflects fee addition of $xx.xx (DOC Preparation Fee), COC is available in the loan file (locator # xx Jarrard - loan file.pdf pg# xx for fee addition."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
84564619	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,901.14	2.990%	360	xx	xx	Conventional	Fixed	Refinance	62.636%	62.636%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	786	808	17.220%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxxxx / xxx.
xxchain of the assignment has been completed.
xxare two municipal liens active against the subject property first is in the favor of xx/xxin the amount of xxwhich was recorded on xx/xx/xxxx, second is active in the favor of xx/xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxxst half taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxnd half taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxrd half taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxth half taxes for the year of xxxx-xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxborrower xxhas been working at xxas an xxfor x year.
xxcomments have been found regarding reason for default.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.( xx
CFR §xxxx.xx(f)(x)(iv) )
The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than xx calendar days after the consummation date, or closing / settlement date if no consummation date was provided.
Changes due to clerical errors. A creditor does not violate §xxxx.xx(f)(x)(i) if the disclosures provided under §xxxx.xx(f)(x)(i)
contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than xx days after consummation."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to decrease in Lender Credit on Post Close Closing Disclosure dated xx/xx/xxxx. Revised LE dated xx/xx/xxxx reflects Lender Credit at $xxxx.xx, however, PCCD dated reflects Lender Credit at $xxxx.xx. This is decrease of $x.xx for fee which has x% tolerance test.

TRID Violation due to a fee increase on CD dated xx/xx/xxxx.  LE dated x/xx/xxxx reflects a Credit Report Fee at $xx.xx, however, CD dated x/xx/xxxx reflects the Credit Report Fee at $xx.xx.  This is a fee increase of $x.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x)     "As per Seller tape, Appraisal not complete or compliant. Incorrect appraisal type- loan closed with exterior only and not eligible as loan being paid off was not owned by Freddie or FNMA. Available Appraisal dated xx/xx/xxxx is after closing xx/xx/xxxx."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file .Values are updated from tape data."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock provided expired on xx/x/xxxx and the loan closed on xx/xx/xxxx. No lock extension found."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19425991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.66	2.875%	360	xx	xx	Conventional	Fixed	Refinance	77.647%	77.647%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	819	25.175%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xxfor the amount of xx. xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found. xxactive liens and judgments have been found against the borrower and subject property. xxand second installments of combined taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found.	xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed. xx, the borrower is working at xxas xxfrom xx.xx years.
xx: xx: xx	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	xx	x: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Disclosure is not hand dated by borrower."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape reflect the following issue, "Aged note.""
* Missing Appraisal (Lvl x)     "Final Appraisal report is missing from the loan files."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13339333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.26	2.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Radian	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	756	41.150%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender “MERS as nominee for xx” for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of combined taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed.
xx, the borrower is working at xxas xx/xxfrom x.xx years.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "x. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

x. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE risk indicator is "Moderate" since this loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $x,xxx.xx on final CD dated xx/xx/xxxx.
An initial LE dated xx/xx/xxxx reflects the Transfer Taxes Fee as $x.xx, however, the final CD reflected it as $x,xxx.xx. There is a total fee increased of $x,xxx.xx for a Non-Shoppable Fee which exceeded the x% tolerance for Non-Shoppable Fees."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased total in the amount of $x,xxx.xx on final CD dated xx/xx/xxxx.
An initial LE dated xx/xx/xxxx reflects the Transfer Taxes Fee as $x.xx, however, the final CD reflected it as $x,xxx.xx. There is a total fee increased of $x,xxx.xx for a Non-Shoppable Fee which exceeded the x% tolerance for Non-Shoppable Fees."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of Rate Lock agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl x) "The provided Seller’s tape is showing an alert that the subject loan has an aged Note."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39742687	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,400.26	2.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	47.768%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxactive judgments or lien have been found against the borrower or subject property.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xxx% and P&I $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.
xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.
xxthe time of loan origination borrower was working as “xx” at “xx & xx.” for xx months.
xx-xx review has not been performed on this loan as the latest servicing comment history is missing.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* Loan does not conform to program guidelines (Lvl x) "Seller tape reflects the following issue, "Aged Note" Supporting document to validate the issue is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx/x/xxxx. Document tracker is missing and x business days were added to get receipt date xx/x/xxxx which is after the Consummation date xx/x/xxxx."
																																																																																								* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx xxxxxxxxx CR PKG.pdf pg# xx and its recommendation is “Approve/Eligible with xx.xx%.”."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27318986	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$468.12	10.700%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxlatest assignment is with xx, LLC which was recorded on xx/xx/xxxx.
xxis state tax judgment in amount $x,xxx.xx in favor of xxof xxrecorded on xx/xx/xxxx.
xxannual taxes of xxxx  have been paid in amount $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxpost origination foreclosure activity has been found. xxto PACER, xxborrowers (xxJ. xx, xx. and xxG. xx) have filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.

xx: xx.

xx: xxto PACER, xxborrowers (xxJ. xx, xx. and xxG. xx) have filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.

xx: xx: xxto PACER, xxborrowers (xxJ. xx, xx. and xxG. xx) have filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxbankruptcy was discharged on xx/xx/xxxx also got terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Loan application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25122608	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$451.12	9.175%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xxin amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx, LLC which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxtaxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xx: xxto the review of the servicing comments, the loan is currently in collection. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest xx.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xxC. xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxcomment has been found indicating a cram-down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing in the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61005847	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,887.47	10.625%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/01/2020	xx	Not Applicable	4.500%	$1,190.69	05/01/2020	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx”
xxper updated title report (xx pg# xx there is a lis pendens against the subject property in the amount of $x.xx in the favor of "xxof xx" & recorded on xx/xx/xxxx.xxnotice of lis pendens has not been served to the current servicer.
xxper updated title report, there is an active junior civil judgment available against the borrower in the amount of $xxx.xx in the favor of “xx” & recorded on xx/xx/xxxx.
xst & xnd installment of town taxes for the year of xxxx have been paid in full in the total amount of $ x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx respectively.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $x,xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $x,xxx.xx.
xxdebtor (xxA. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxthe value of collateral is xxand amount of claim is xxso there is unsecured amount which is xx.xxdebtor had dismissed from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx with the secured claim xx& with an arrearage of xx. xxto the debtor's modified chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx monthly for xx months to the trustee.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure process. xxvisible damages have been found regarding the subject property.
xx: xx: xxdebtor (xxA. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxthe value of collateral is xxand amount of claim is xxso there is unsecured amount which is xx.xxdebtor had dismissed from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx with the secured claim xx& with an arrearage of xx. xxto the debtor's modified chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx monthly for xx months to the trustee.	xxloan was modified between borrower xxand the lender U.S xx, N.A on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower promise to pay principal and interest in the amount of $x,xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17534411	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$325.39	6.500%	360	xx	xx	FHA	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	04/01/2019	xx	Not Applicable	3.500%	$201.45	04/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xx. xxon xx/xx/xxxx the chain of assignment is complete.
xxis one civil judgment open against the borrower, in the amount of $xxx.xx which was recorded on xx/xx/xxxx in favor of xx.
xxannual taxes of xxxx have been due in the amount of $xxx.xx and xxprior years delinquent taxes have been found pending.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx the reason for default is curtailment of income. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand arrearage amount xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee $xxx.xx for xx months. xxcase was dismissed on xx/xx/xxxx.	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x document is missing from the loan file, Also Estimated HUD-x and Itemization documents are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI, FHA or MIC document is missing from the loan file."
* Missing Appraisal (Lvl x)     "Final appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73025093	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.24	5.750%	360	xx	xx	FHA	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	5.008%	$324.60	12/01/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in the amount of xxin favor of ‘‘xxxx” and it was recorded on xx/xx/xxxx.
xxchain of assignment has completed and currently the subject mortgage is with the lender ‘’ xx as xxof xx” which was recorded on xx/xx/xxxx.
 xxsubject mortgage is at lower lien position as the tax sale was done for the xxtax liens of the subject property. xxfor the year xxxx, xxxx, xxxx and xxxx were sold to “xx” for the total amount of $xxxx.xx and which was recorded on xx/xx/xxxx.
xxare two active water/sewer lien against the subject property for the amount of $xxxx.xx which is held by “xx. xx” and it was recorded on xx/xx/xxxx & xx/xx/xxxx respectively.
xxthere is an active municipal lien against the subject property which is held by “xx” for the amount of $xxxx.xx and it was recorded on xx/xx/xxxx.
xxcounty taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior years delinquent taxes have been found.
xxto updated payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
xxcomment dated xx/xx/xxxx shows that the reason for default is curtailment of income.
xxis a conventional loan originated on xx/xx/xxxx with the monthly payment of $xxx.xx and the rate of interest is x.xxx%. xxpayment history as of xx/xx/xxxx shows that the borrower has been currently making payment with the rate of interest x.xxx% also the tape data shows that the loan maturity date has been extended from xx/xx/xxxx to xx/xx/xxxx. xxseems that the loan has been modified. xxloan modification worksheet is available at “xx”; however the loan modification agreement is missing from the loan file.

xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property has been observed.

xx: xx: xx	xxis a conventional loan originated on xx/xx/xxxx with the monthly payment of $xxx.xx and the rate of interest is x.xxx%. xxpayment history as of xx/xx/xxxx shows that the borrower has been currently making payment with the rate of interest x.xxx% also the tape data shows that the loan maturity date has been extended from xx/xx/xxxx to xx/xx/xxxx. xxseems that the loan has been modified. xxloan modification worksheet is available at “xxxxxxxxx_Modification_Worksheet”; however the loan modification agreement is missing from the loan file.	Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and itemization is missing from the loan file."	* Application Missing (Lvl x) "The original loan application is missing."
* Final TIL Missing or Not Executed (Lvl x)     "The final Truth in Lending is missing from the loan file."
* Missing Appraisal (Lvl x)     "The original Appraisal report is missing."
																																																																																								* Missing credit report (Lvl x) "Credit report is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29091660	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	12/31/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$350.00	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/09/2017	xx	Not Applicable	4.500%	$474.30	02/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xxLLC for the amount of xx.
xxis an active mortgage prior to the subject xx, in the favor of xxrecorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxactive judgments or liens have been found against the borrower and subject property.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxloan has been modified. xxborrower has been making the payment as per the assumption agreement which was made on xx/xx/xxxx between the borrower "xxA xx, xxand xx" and lender "xx”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the foreclosure was initiated and the complaint was filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx foreclosure was placed on hold due to loss mitigation. xxborrower xxL and xxA had bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxMFR was filed on xx/xx/xxxx and the order on MFR was filed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed.
xx: xxper the comment dated xx/xx/xxxx, the foreclosure was initiated and the complaint was filed on xx/xx/xxxx. xxjudgment was entered on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx foreclosure was placed on hold due to loss mitigation.

xx: xxborrower xxL and xxA had bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x,xxx.xx. xxMFR was filed on xx/xx/xxxx and the order on MFR was filed on xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxborrower has been making the payment as per the assumption agreement which was made on xx/xx/xxxx between the borrower "xxA xx, xxand xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.

Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl x)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14086466	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$281.28	5.875%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/25/2018	xx	Not Applicable	5.880%	$150.00	07/05/2018	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, MERS as nominee for xx.

xxchain of assignment has been completed; currently, the assignment is with xx.

xxactive judgments or liens have been found against the borrower.
xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the bankruptcy case# xx been filed on xx/xx/xxxx and case was discharged on xx/xx/xxxx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxper the chapter xx plan, the debtor shall pay to the xxthe sum of the $xxx.xx monthly for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no deferred balances and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in Loan File."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. The following state disclosures are missing in the loan files.

x. Placement of Insurance Disclosure
x. Availability of Title Insurance
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30847181	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$803.64	8.450%	361	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/15/2018	xx	Not Applicable	6.071%	$770.27	03/15/2018	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx/xx, xx. xxon xx/xx/xxxx with the amount of xx. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis one junior mortgage on the subject property in the amount of xxin favor of xxand xxwhich was recorded on xx/xx/xxxx.
xxxx combined annual taxes are due in the amount of $x,xxx.xx and xxprior years delinquent taxes have been found pending.
xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx which was begun from xx/xx/xxxx till the maturity date of xx/xx/xxxx.

xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences are available in loan file and in the latest servicing comments regarding xx.
xxper comment dated xx/xx/xxxx the reason for default is curtailment of income. xx, no comments have been found regarding xx-xx.

xx: xx: xx	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx which was begun from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x or Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14179939	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,042.42	7.990%	360	xx	xx	Conventional	ARM	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	1.000%	$250.00	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx. xx chain of assignment is completed as the subject mortgage is still with the lender, xx. xx junior or senior judgments/liens/mortgages: x. xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xxof xxof xx" and it was recorded on xx/xx/xxxx. xxxst installment of county tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx. xxxst installment of county tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for x month and the next due date for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the collections and the borrower has been delinquent with the loan for x month. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xxloan modification is missing from the loan files. xxper the comment the subject property has been occupied by the owner. xxper collection comment dated xx/xx/xxxx, the reason for default is xx. xxlatest BPO is not available .xxservicing comments do not reflect any damage.
xx: xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxevidences have been found regarding reaffirmation agreement. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is xx. xxis no comment indication a cram down.	xxis a conventional ARM mortgage with P&I of $x,xxx.xx with the rate of interest x.xx% and xxrate is x.xx % a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx% which is below the life minimum rate; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "This Loan is ARM and Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl x)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file. x.IL Collateral Protection Insurance Notice x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58117264	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,129.84	10.700%	516		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/13/2019	xx	Not Applicable	2.100%	$405.01	01/15/2020	Financial Hardship
xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx to xx.
xxare two state tax liens against the borrower in the favor of different plaintiff total for the amount of $xxxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx respectively. xxSSN# xx not been provided to check the validity of liens.
xxare two judgments of liens against the subject property in the favor of xxand xx, xx. xxfrom xx total for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx respectively.
xxis xxof xxof xxfor non-payment of real property taxes for the year xxxx which was recorded against the subject property on xx/xx/xxxx for the amount of $xxxx.xx.
xxcounty taxes from the year xxxx to xxxx are delinquent total in the amount of $x,xxx.xx which exceeds the x% of loan amount.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.
xxloan was modified on xx/xx/xxxx.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxsubject property is owner-occupied.
xxdamages were reported.

xx: xx: xx	xxloan modification agreement was made between the borrower xxE xxand the lender xxtrust on xx/xx/xxxx. xxmodified UPB is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5717489	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.32	11.790%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/19/2019	xx	Not Applicable	5.000%	$303.51	06/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx. xxare x civil judgments open against the borrower; first one in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxCCR xxand second one is in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxCCR xxthird one in the amount of $x, xxx.xx which was recorded on xx/xx/xxxx in favor of xxand fourth one is in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xx. xxxx county annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxxx city annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx. xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx. xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12112448	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$690.30	10.000%	293	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2019	xx	Not Applicable	6.000%	$550.00	12/01/2019	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx / xxx. xxchain of the assignment has been completed. xxare two junior mortgages active in the favor of xxof xxfirst is in the amount of xxwhich was recorded on xx/xx/xxxx and second is in the amount of xxwhich was recorded on xx/xx/xxxx. xxcombined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior year’s delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is currently in collection. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, reason for default was curtailment of income.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.
xx: xx: xxto the PACER report, the borrower “xxB.” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xx.xx for the period of xx months under xxxx. xxcomment has been found indicating a cram-down.  xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xxxx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx to maturity date xx/xx/xxxx. xxis no deferred and there is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to:

TILA Finance Charge Test: Result FAIL Loan Data $xx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx,xxx.xx
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $xx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx,xxx.xx"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result FAIL Loan Data $xx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx,xxx.xx
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.

TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data $xx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx,xxx.xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "credit report is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47202207	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$534.56	11.530%	246	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx with xx# xx xxxx / xxx.
xxchain of assignment has been completed currently the assignment is with xx which is recorded on xx/xx/xxxx.
xxactive judgment or liens found.
xxannual taxes of xxxx have been delinquent in the amount of $xxx.xx on xx/xx/xxxx.

xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.

xxper the comment dated xx/xx/xxxx the reason for default is curtailment of income. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand arrearage amount $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee $xxx.xx for xx months. xxcase was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final Loan application is missing along with the Initial loan application from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.

The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report is missing from loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business Disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71805158	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$684.90	12.030%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx with xx# xx xxxx /xxx.
xxchain of assignment has been completed currently the assignment is with xx.

xxactive judgments or liens have been found against the borrower.
xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the subject property was damaged; the date of loss and nature of damage is unable to be determined. xxfurther details have been found regarding repairs and insurance claim. xx, unable to determine the subject property has been repaired or not.
xxper the comment history, the bankruptcy case was dismissed.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.

xx: xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxdate of the last filing the bankruptcy is xx/xx/xxxx. xxcase was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. POC was filed on xx/xx/xxxx the secured claim amount of xxand the arrearage amount is xx. xxper the chapter xx plan, the debtor shall pay to the xxthe sum of the $xxx.xx per month for a period of xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71217523	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/28/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$234.38	9.940%	358	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof updated payment history dated xx/xx/xxxx shows that the loan is currently performing and next payment due date is xx//xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxevidences have been found regarding damages/repairs. xxproperty is in average condition.

xxevidences are available in the latest xx months servicing comments regarding foreclosure proceedings and xxfilings.

xxof updated payment history dated xx/xx/xxxx shows that the loan is currently performing and next payment due date is xx//xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx % and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxxxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x document is missing from the loan file, Also Estimated HUD-x and Itemization documents are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report at origination is missing from the loan file"
* Missing credit report (Lvl x)     "Credit Report is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23981012	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	xx	01/20/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$535.00	15.260%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	11/01/2019	xx	Not Applicable	3.750%	$288.40	12/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xx. for the amount of xx.
xxis DOJ lien against the borrower in the favor of xxof xxfor the amount of xxrecorded on xx/xx/xxxx. xxDOJ lien does not reflects the property address, SSN, xxof birth. xx, unable to be determined the DOJ lien against the property.

xxchain of assignment has been completed. xx, the assignment is from xx recorded on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxprior deferment in the amount of xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx. on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $x,xxx.xx. xxchapterxx plan was filed on xx/xx/xxxx. xxdebtor has promised to pay the trustee in the amount of $xxx.xx for xx months. xxper the chapter xx trustees final report dated xx/xx/xxxx, the creditor xx has been paid in the amount of $x,xxx.xx. xxdate of last filing is xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the debtor was dismissed on xx/xx/xxxx. xxforeclosure sale was scheduled and the comment dated xx/xx/xxxx, the sale has been de-archived. xx, the comment dated xx/xx/xxxx, the pursue reinstatement has been completed. xxper the comment dated xx/xx/xxxx, the borrower has been impacted by covid-19. xxper the comment dated xx/xx/xxxx, the forbearance plan began on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the forbearance plan has been extended till xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the covid-19 forbearance plan has been active. xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied and the borrower intends to keep the property. xxto comment dated xx/xx/xxxx, the subject property had damages. xxproperty needs repairs. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. xxdetails have been found regarding the insurance claim.
xx: xxforeclosure sale was scheduled and the comment dated xx/xx/xxxx, the sale has been de-archived. xx, the comment dated xx/xx/xxxx, the pursue reinstatement has been completed.
xx: xxborrower xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor CitiFinancial, xx. on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $x,xxx.xx. xxchapterxx plan was filed on xx/xx/xxxx. xxdebtor has promised to pay the trustee in the amount of $xxx.xx for xx months. xxper the chapter xx trustees final report dated xx/xx/xxxx, the creditor CitiFinancial has been paid in the amount of $x,xxx.xx. xxdate of last filing is xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the debtor was dismissed on xx/xx/xxxx.

xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxprior deferment in the amount of xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Preclosing Disclosure
x. Home Equity Loan Copies of Documents
x. Home Equity Loan Rescission Notice
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of Address for Borrower Notification of Violation
xx. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx. Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan files."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40395549	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$558.00	13.220%	240	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, L. P. which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxfor the year xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for x month and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is an illness.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxhad field bankruptcy under the chapter xx with case# xx xx/xx/xxxx. xxsubject creditor filed the POC on xx/xx/xxxx before (xx) with secured claim amount of xx, unsecured amount is $x.xx and arrearage is $x,xxx.xx. xxplan was confirmed on xx/xx/xxxx and debtor was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxxxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x estimated HUD-x and Itemization documents are missing from the loan file."	* Application Missing (Lvl x) "Final application / xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Final appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas. The following disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94050113	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$429.79	7.000%	360	xx	xx	Conventional	Fixed	Unavailable	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/28/2010	xx	Not Applicable	3.500%	$316.51	07/01/2010	Financial Hardship	xxsubject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment is incomplete. xxcurrent assignment is with xx.
xxare two credit card judgments in the amount of xxand $xxxx.xx in favor of xxand xxrespectively.
xxannual combined taxes of xxxx have been paid in the amount $xxx.xx. xxdelinquent taxes have been found for the prior year.
xxper the payment history as of xx/xx/xxxx, the borrower is delinquent for x months and the next due for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxreview of comment history shows that the borrower is current with the loan. xxproperty is owner occupied. xxdamage or repair to the property has been found.
xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
xx: xx: xx	xxloan modification agreement was made between the borrower xxD xxand the lender CitiMortgage on xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it has x modification steps. xxloan has been modified once since origination.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x settlement statement is missing from loan file. The itemization or estimated HUD-x is also not found."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81053539	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.05	8.140%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	508	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/20/2016	xx	Not Applicable	3.875%	$227.79	06/20/2016	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xx, xx. for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxchain of assignment has not been completed.
xxis an active xxagainst subject property in the total amount of xxheld by xxof xxrecorded on xx/xx/xxxx. xxproperty taxes for the year of xxxx has been paid	xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxloan is in xx. xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.

xxper comment on xx/xx/xxxx, the subject property is vacant. xxfurther information is available regarding this.

xxevidences have been found in last xx months regarding foreclosure proceedings.

xxhad filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xx arrears.  xxplan was confirmed on xx/xx/xxxx. xxdebtors was dismissed on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.
xx: xx: xxto PACER xx, xxhad filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xx arrears.  xxplan was confirmed on xx/xx/xxxx. xxMFR was filed onx/xx/xxxx. xxdebtors was dismissed on xx/xx/xxxx and the bankruptcy was terminated on xx/xx/xxxx.

xxloan modification agreement was on xx/xx/xxxx with a new principal balance of xxand xxamount of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test."
* Missing Appraisal (Lvl x)     "Final appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure  is missing"
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrowers."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30054850	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	4.990%	368	xx	xx	HELOC	Revolving	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx, there is break in assignment. xxassignment from original lender xxis missing.
xxis one junior mortgage against the subject property in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxare xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxloan is currently in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.
xxper comment dated xx/xx/xxxx, the reason for default is xxof income. xxdetails regarding the xxplan have not been found.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxsubject property is owner-occupied.
xxdamages were reported.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Missing Required Disclosures (Lvl x) "The loan is HELOC. However, Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25216569	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$331.93	11.130%	96	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2019	xx	$9,640.07	4.625%	$324.11	03/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.
xxchain of assignment is completed. xxcurrently assignment is with xx.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
 xxcombined taxes for xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxcity taxes for xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found in the updated title report.

xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of $x,xxx.xx from the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.
xxis not available for this loan. xx, its xxdata shows that the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of xxx.xx which was applied for the due date of xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxper the tape data of the payment xxthe current xxis in the amount of xx.
xxevidences are available regarding xx.
xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of $x,xxx.xx from the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report Missing from Loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73309347	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	06/02/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,312.50	5.700%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx and recorded on xx/xx/xxxx with xxof xx.

xxchain of assignment is complete as the last assignment from xxof xxits successors and assigns to xx ,xx recorded on xx/xx/xxxx.

xxfollowing liens and judgments are active on the title:

x)xxis an active junior civil judgment available in the updated title report against xxC de xxin the amount of xxin favor of "xx " and it was recorded on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of $x,xxx,xxx.xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of $x,xxx,xxx.xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was not offered any resolution plan by servicer. xxinformation available related to foreclosure and bankruptcy in latest servicing comments.

xx:
xxper the comment dated xx/xx/xxxx, the subject loan was reinstated in the amount of xx. xxFC has been cancelled.
xxper the comment dated xx/xx/xxxx, the subject property is owner-occupied.
xxper the updated CC, the bulk payment wire transactions in the borrower account are from xx/xx/xxxx to xx/xx/xxxx. xxfurther details are available.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure
ARM Rider
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Mortgage - Missing required ARM Rider (Lvl x)     "ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66935870	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/06/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,536.57	11.700%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.500%	$1,467.77	Unavailable	Unavailable	xxto xxtitle report dated xx/xx/xxxx, the subject xxwas originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx with the xx# xx xxchain of assignment has been completed. xx, the assignment is with the xx xxrecorded on xx/xx/xxxx.
xxjudgments & liens:
x. xxare two municipal liens active against the property. xxwas recorded on xx/xx/xxxx in the amount of $xxx.xx with the lender “xxof xx., xx”. xxwas an “xxof renewal of judgment (xxlien) recorded on xx/xx/xxxx in the amount of $xxx.xx with the lender “xxof xx”.
x. xxis one “water/sewer” lien active against the property which was recorded on xx/xx/xxxx in the amount of $xxx.xx with the lender “xxof xx”.
x. xxis one HOA lien available in the updated report in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx with the lender “xxHOA”. UT “pg# xx shows the xx# xx was recorded under name “NOD and election to sell under HOA lien”. xx, the foreclosure was not started yet for this lien as the doc does not reflect the details for HOA xx. xxper “pg# xx the xx# xx shows the amount of $x,xxx.xx was received from the agent for the above HOA lien, which is identified that the superior priority portion of HOA lien relating to the aforementioned NOD is released, canceled & discharged for purposes of any foreclosure sale relating to above referenced NOD of said HOA lien.
x. xxare two IRS liens open against the borrower "xx" in the total amount of xxin the favor of “xxof the xx-xx” which was recorded on xx/xx/xxxx & xx/xx/xxxx respectively. xxprovided SSN# xx document is also match with the borrower’s SSN# xx
x. xxare two civil judgments active against the borrower. xxwas recorded on xx/xx/xxxx in the amount of $x,xxx.xx in the favor of “xx”. xxwas recorded on xx/xx/xxxx in the amount of $x,xxx.xx in the favor of “xx”.
xxxst to xth county taxes for the year xxxx have been paid off in the amount of $x,xxx.xx.
xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure was initiated in the subject loan in xxxx. xxfile was referred to attorney on xx/xx/xxxx. xxsale was not scheduled yet due to active loss mitigation hold. xx, as per comment dated xx/xx/xxxx, the foreclosure file was closed on xx/xx/xxxx due to xxmodification has been completed.

xxper the comment dated xx/xx/xxxx, the borrower requested for disaster FB plan due to xx-xx. xxper comment dated xx/xx/xxxx, the borrower’s reason for default is curtailment of income.

xxpost-closing details regarding the bankruptcy have not been found.

BPO report dated xx/xx/xxxx located on “xx” shows the subject property is owner occupied and it is in a good condition. xxdamage was noted.

xx: xxforeclosure was initiated in the subject loan in xxxx. xxfile was referred to attorney on xx/xx/xxxx. xxsale was not scheduled yet due to active loss mitigation hold. xx, as per comment dated xx/xx/xxxx, the foreclosure file was closed on xx/xx/xxxx due to xxmodification has been completed.
xx: xx	xxis conventional ARM mortgage originated with the P&I $x,xxx.xx and the interest rate xx.xx% with the maturity date xx/xx/xxxx. xxper the updated payment history, the current P&I is $x,xxx.xx and rate of interest is x.xxx %. xx, there is difference in P&I and rate of interest with respect to note data which seems that there would be a possibility of loan modification. xxseller’s tape shows the maturity was extended to the maturity date xx/xx/xxxx and the collection comments also shows the loan was modified recently on effective date xx/xx/xxxx. xxexecuted xxagreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file as well there is no itemization and initial HUD-x is available."	* Annual Percentage Rate less than Stated Original Rate (Lvl x) "The Final TIL is missing from the loan file. Therefore, APR considered as x%, which is less than the stated rate of xx.xx%."
* Application Missing (Lvl x)     "The Final Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in Nevada State and following State Disclosures are missing from loan file;
x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing Transfer document is missing from loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Unable to calculate amortized original term (Lvl x) "This is ARM loan. No interest only terms have been mentioned in the note. Hence, amortized original term is unable to calculate."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85640120	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,791.10	10.830%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with lender xx and recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxassignment from xx, xx xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title: x-xxis an active xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xxof the state of xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $xx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. x-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xxLLC" and it was recorded on xx/xx/xxxx. xx-xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx, LLC" and it was recorded on xx/xx/xxxx. xx-xxis an active junior xxavailable in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx,xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $x,xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xx-xxis an active xxlien available in the updated title report against xxin the amount of $xxx.xx in favor of "xx" and it was recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx . xxcurrent UPB is reflected in payment history for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx. xxcurrent UPB is reflected in payment history for the amount of xx. xxcomments have been found regarding the bankruptcy. xxprocess of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to covid-19. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx the borrower’s income impacted due to covid-19.
xx: xxprocess of foreclosure has been initiated, the file was referred to an attorney on xx/xx/xxxx. xx, the foreclosure was put on hold due to covid-19.
xx: xx	xxconventional fixed rate loan was originated on xx/xx/xxxx with fixed interest at the rate of xx.xx% and P&I in the amount of $x,xxx.xx. xxto the payment history as of dated xx/xx/xxxx the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxx.xx. xxis possibility of loan has been modified. xx, the modification agreement is missing form the loan file.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report Missing From the Loan file."
* Missing Required State Disclosures (Lvl x)     "As subject property is located in Illinois which is a super lien state and following disclosures are missing from the loan file-   x-IL Collateral Protection Insurance Notice. x-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51799769	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$231.62	10.760%	181	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/01/2020	xx	Not Applicable	3.750%	$228.04	02/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xxlast assignment is with xx, xxwhich was recorded on xx/xx/xxxx.
xst installment combined taxes of xxxx have been paid in the amount of $xxx.xx.
xnd installment combined taxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.

xxper updated title report dated xx/xx/xxxx, there is xxin xxof xxwhich was made between borrower “xxand xxM. xx, his wife: and “xx, xx., fka xx, xx. xxper this xxthe xxwas foreclosed through xxin xxto “xx, xx., fka xx, xx” which was recorded on xx/xx/xxxx.xxthe subject mortgage was originated on xx/xx/xxxx with the borrower “xxand xxwhich was recorded on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
 xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made between xxand xx (borrowers) and xx, xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xx	xxloan modification agreement was made between xxand xx (borrowers) and xx, xx on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     ""Home has been affixed. The appraisal report is missing from loan file. As per Updated title Report dated x/x/xxxx, the subject property is Manufactured Housing. The Affidavit of Intension Document is available in the updated Title at (PG# xx it shows VIN# xx However the Final title policy is missing from the loan file and the Recorded mortgage does not shows VIN# xx its legal description. Hence the home is attached to the permanent foundation. The Tax report available with updated title report shows improvement and land are assessed separately, and property style as MH.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27765865	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/06/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.77	7.840%	240	xx	xx	Conventional	Fixed	Refinance	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.
xxis xxlien available in the updated title report against the subject property in the amount of $xxx.xx which was recorded on xx/xx/xxxx in the favor of “xx".
xxis active xxcard judgment available in the updated title report against the borrower in the amount of $x,xxx.xx in favor of “xx, LLC” and it was recorded on xx/xx/xxxx.

xxannual county taxes (xx) have been paid in the amount of $ xxx.xx on xx/xx/xxxx.
xxannual school taxes (xx) have been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx RFD of the loan is xxof income. xxevidences found regarding xxor xxproceedings in xx.
xx: xx: xx	xxis a conventional mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43470101	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	8.000%	$431.83	Unavailable	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx., recorded with the xx/ xx/xx# xx xxx / xxx. xxof assignment has been completed. xxlast assignment is with U.S. xx, xx, as xxof xxAHP xx. xxactive liens and judgments have been found against borrower and property. xxare no prior year real estate delinquencies.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was x/x/xxxxand the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
 xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was x/x/xxxxand the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment dated xx/xx/xxxx,the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xx	xxper comment dated xx/xx/xxxx, the loan modification was completed on xx/xx/xxxx.xxcurrent modified interest rate is x.xx% and P&I is $xxx.xx.however note is missing from the loan file ,hence unable to determine xxterms.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The original note is missing from the loan file along with loss note affidavit. As per comment dated x/xx/xxxx, the loan modification was completed on x/xx/xxxx. However, loan modification agreement is missing from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$335.11	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14447284	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.14	12.690%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is xx. with xx | xx/xx# xx xxxx-Rxxxxxxxx.

xxchain of assignment has been completed .xxlast assignment is with xx.

xxactive liens and judgment have been found.

xxannual county taxes of xxxx have been delinquent in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx. xxreduction rider is located at (xx)	xx: xxloan is currently in collection. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for a month with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment xx/xx/xxxx the reason for default is curtailment of income. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property. xxper the collection comment dated xx/xx/xxxx there is removal of garbage and trim the tree and remove the shrubs, clean the roof, debris. xxno further details have been found.

xxper the collection comment dated xx/xx/xxxx. xxborrower's income is impacted by covid-19.xxborrower requested for covid-19 forbearance assistance.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x or Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in TX State. The following disclosures are missing from the loan file.

x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Preclosing Disclosure
x. Home Equity Loan Copies of Documents
x. Home Equity Loan Rescission Notice
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of Address for Borrower Notification of Violation
xx. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx. Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74108914	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$415.84	10.625%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxD/B/A xx.

xxcombined annual county taxes have been paid in the amount of $ xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxloan is currently in xx. xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxdebtor (xxW. xxand xxR. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x.xx.
xx: xx: xxdebtor (xxW. xxand xxR. xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of $x.xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8440622	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$461.13	12.940%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/07/2008	Unavailable	$1,349.49	8.000%	$308.87	10/07/2008	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender xxfor the amount of xx.
xxchain of assignment has been completed. xx, the assignment is from xx, LLC recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the bankruptcy and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "xx”. xxper the modified terms, the new principal balance is unable to be determined and the deferred principal balance is $x,xxx.xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx. xxforeclosure was not initiated. xxborrower xx had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx, xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC deadline dated xx/xx/xxxx. xxchapterxx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor has promised to pay the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxnotice of mortgage payment change was filed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx. xxto BPO report (xx) dated xx/xx/xxxx, the subject property is owner occupied. xxto BPO report (xx) dated xx/xx/xxxx, the subject property had damages visible on the exterior. xxproperty needs repairs. xx, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. xxdetails have been found regarding the insurance claim.

xx: xx: xxborrower xxD had bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed by creditor xx, xx on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is xx. xx, the POC deadline dated xx/xx/xxxx. xxchapterxx plan was filed on xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor has promised to pay the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxnotice of mortgage payment change was filed on xx/xx/xxxx. xxdate of last filing is xx/xx/xxxx.	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xx" and lender "”. xxper the modified terms, the new principal balance is unable to be determined and the deferred principal balance is $x,xxx.xx. xxborrower has promised to pay in the amount of $xxx.xx with the interest rate of x.xx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Tennessee State. The following required state disclosures are missing from the loan file.
x. Placement of Insurance Disclosure
x. Availability of Title Insurance
x. TN Consent to Disclosure of Insurance Information
x. Choice of Agent/insurer
x. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25184981	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,858.62	4.625%	360	xx	xx	Conventional	Fixed	Refinance	79.429%	79.429%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	767	Not Applicable	24.764%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, MERS as nominee for xxDBA xx, with xx# xx xxchain of assignment is completed; currently, the assignment is with originated lender MERS as nominee for xxDBA xx. xxactive judgments or liens have been found against the borrower. xst and xnd instalment xxtaxes of xxxx have been paid on xx/xx/xxx and xx/xx/xxxx in the combined amount of $x,xxx.xx.	xxper the seller’s tape data, the next due date is xx/xx/xxxx in the P&I x,xxx.xx with UPB is xx	xx: xxare missing. xxCOVID review has not been performed. xx, borrower is working at the “ALSO xx, xx.” as a xxfrom x.xx years. xx: xx: xx	Not Applicable	Hazard Insurance	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan has failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test  The disclosed finance charge is $xxx,xxx.xx and allowed is $xxx,xxx.xx however it is undercharged by $xx,xxx.xx.  Disclosed APR is x.xxx% Allowed is x.xxx% APR under Disclosed by x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (Lvl x) "This loan has failed Charges That Cannot Increase Test, because Initial LE dated xx/xx/xxxx shows Loan Origination Fee at $x.xx, however Final CD dated xx/xx/xxxx shows Loan Origination Fee at $xx,xxx.xx. This is a fee increase of $xx,xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."	* GSE Points and Fees Test Violations (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since it did not exceed those thresholds. Charged : $xx,xxx.xx Allowed : $xx,xxx.xx Over By : +$xxx.xx This loan has also failed Qualified Mortgage Lending Policy Points and Fees Test Charged : $xx,xxx.xx Allowed : $xx,xxx.xx Over By : +$xxx.xx"
																																																																																								* Missing proof of hazard insurance (Lvl x) "Proof of Hazard Insurance is missing in the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3450394	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,218.51	4.625%	360	xx	xx	Conventional	Fixed	Refinance	89.429%	89.429%	Full Documentation	Yes	Radian	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	703	Not Applicable	43.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with MERS as nominee for xxDBA xxsure xx.
xxchain of assignment has been completed as currently the assignment is with xxDBA xxsure xx.
xxactive judgments or liens have been found pending.
xx;
xst and xnd installment county taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year delinquent taxes have been found pending.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxloan has not been modified since origination.
xxapplication available in the loan file located at (xx) shows that the borrower was working with xxINC since last x years as a manager.
xxcomment dated xx/xx/xxxx shows the reason for borrower's default as unemployment due to covid-19.
xxsubject property is occupied by owner. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	x: Curable	* Missing Appraisal (Lvl x) "A copy of Appraisal Report at origination is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of Rate Lock Agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "CE Risk indicator is "Elevated" since the loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the Borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx SWLxxxxxxx.pdf Page# xx & its recommendation is “Approve/Eligible” and DTI is showing in it as xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13598276	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$533.88	2.875%	360	xx	xx	FHA	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	FHA	Unavailable	25.000%	Unavailable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	44.137%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, LLC which was recorded on xx/xx/xxxx.

xxchain of assignment has been found.

xxare x xxtax liens active in the favor of xx of xxin the total amount of xx.

xxis a civil judgment active in the favor xx in the amount of $xxxx.xx recorded on xx/xx/xxxx.
xxannual taxes of xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.
xxis missing from the loan file. xxper the tape data as of xx/xx/xxxx, the loan is performing. xxnext due date is xx/xx/xxxx. xxUPB is xx.	xx: xxhistory is missing from the loan file. xx: xx: xx	Not Applicable	Missing DU/GUS/AUS Transmittal (xxxx)	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $xxx.xx + $xxx.xx and AUS DU/LP is missing from the loan files."	* ComplianceEase Exceptions Test Failed (Lvl x) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated x/xx/xxxx. Initial LE dated x/xx/xxxx reflect Appraisal report Fee at $xxx.xx. However Initial CD dated x/xx/xxxx Appraisal report Fee at $xxx.xx Valid COC is missing from the loan files."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Initial CD dated x/xx/xxxx. Initial LE dated x/xx/xxxx reflect Points - Loan Discount Fee at $x,xxx.xx. However,  Initial CD dated x/xx/xxxx. reflect Points - Loan Discount Fee at $x,xxx.xx. This is fee increase of $x.xx for x% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Sellers tape reflects the following issue, xx% conventional x unit not eligible for GSE financing"
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "Final AUS/ DU is missing from the loan documents .However, Final Application reflect monthly property taxes at $xxx.xx per month. Hazard insurance at $xx.xx per month, however, the Hazard Insurance Policy reflects hazard insurance at $xx.xx per month. Monthly Mortgage Insurance at $xx.xx.However, Mortgage Insurance Certificate in file reflects Monthly Mortgage Insurance at $xx.xx. per month. Final Application reflects Monthly Liabilities of $xxx.xx per month."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Missing Final Transmittal Summary."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6749055	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.42	3.625%	360	xx	xx	FHA	Fixed	Purchase	96.878%	105.183%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	Not Applicable	52.256%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx by ‘xx’ in favor of xx’ which was recorded on xx/xx/xxxx under instrument# xx with loan amount of xx. xxchain of assignment is incomplete. xxcurrent assignee is with ‘xx’. xxactive judgments/liens have been found against the subject property/owner/borrower. xxcombined taxes for xxxx are paid off in the amount of $x,xxx.xx xxprior delinquent taxes have been found.	xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx.	xx: xx: xxfirst payment date is xx/xx/xxxx. xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the current interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xx. xxevidences have been found regarding foreclosure process and bankruptcy case. xxcomment dated xx/xx/xxxx shows that borrower’s income has been impacted by covid-19. xxcomment dated xx/xx/xxxx shows that forbearance plan was started from xx/xx/xxxx to xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows that forbearance plan was cancelled. xxfurther details have been found. xxemployment status of borrower is unable to found in collection comments and also xxxx document is not available.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Loan was originally approve/eligible at xx%. Tape shows AUS run incorrectly and manual UW would push DTI over xx%. Unable to rely on docs in file and unable to calc ATR."	* Application Missing (Lvl x) "Final Application is missing from the loan files."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership Counseling Disclosure is missing from the loan files"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Act Disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Sellers tape reflects the following issue, AUS was run incorrectly. Once corrected , loans are refer and are not eligible for manual UW as the DTI is over xx%."
* LTV or CLTV exceeds xxx% (Lvl x)     "Subject loan is FHA primary purchase loan, however Sales Value is $xxx,xxx.xx Amount of Secondary Lien(s):  $xx,xxx.xx Loan Amount: $xxxxxx.xx, CLTV = xxx.xxx%."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "List of service provider is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business Disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $xxx.xx + $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx Pg# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41942662	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$622.34	2.875%	360	xx	xx	Conventional	Fixed	Purchase	62.500%	62.500%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	670	730	33.202%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx, LLC dba xxfor the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxper the comment dated xx/xx/xxxx, the subject property is owner occupied. xxreason for default is unable to be determined. xxcomment pertaining damage to the subject property has been observed.
xx, the borrower is working at xxas xxfrom xx months.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Per tape, missing income docs for SE BWR. DTI may be in excess of xx%. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl x) "TRID Violation in Charges That Cannot Increase test due to fee addition in Initial CD dated x/xx/xxxx. Initial LE dated x/x/xxxx reflect Appraisal report Fee at $xxx.xx However Initial CD dated x/xx/xxxx Appraisal report Fee at $xxx.xx. Valid COC is missing from the loan files."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98283798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,409.30	3.875%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Radian	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	769	Not Applicable	45.520%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xxQ xx, xx. for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes for the year of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxhistory is missing. xxto tape latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received is unable to be determined. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is unable to be determined and the interest rate is x.xxx%.	xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxhistory is missing. xxlast payment was received is unable to be determined. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is unable to be determined and the interest rate is x.xxx%. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed.
xx, the borrower is working at xxas xxfrom xx months.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* Occupancy concerns - (Lvl x) "Subject approved as xnd home. Per tape, loan has occupancy misrepresentation. Details not in file but property may be NOO. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl x) "x. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

x. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk indicator is "Moderate" since this loan failed the charges that in total cannot increase more than xx% test. Missing valid COC for a total fees increased of $xx.xx on final CD dated xx/xx/xxxx.
The final CD reflects the cumulative Fees in B section increased of xx.xxx% with the amount of $xx.xx in Creditor's Providers Fees which exceeded the xx% tolerance for Creditor's Providers fees and a valid COC is required."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the charges that in total cannot increase more than xx% test. Missing valid COC for a total fees increased of $xx.xx on final CD dated xx/xx/xxxx.
The final CD reflects the cumulative Fees in B section increased of xx.xxx% with the amount of $xx.xx in Creditor's Providers Fees which exceeded the xx% tolerance for Creditor's Providers fees and a valid COC is required."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of Rate Lock Agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $xxxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx James xxxxxxxxxxxx jo xxxxxx Page# xx and its recommendation is “Approve/Eligible with xx.xx%"		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32774900	xx	xx	xx	1412590166	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,010.01	9.350%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2013	xx	$211,473.00	4.125%	$932.37	11/01/2013	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxis one civil judgment found on the subject property in the amount of xxthis was recorded on xx/xx/xxxx. xxis one credit card judgment found on the subject property in the amount of $x,xxx.xx this was recorded on xx/xx/xxxx.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in xx.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxlender agrees to immediately forgive the amount of xxwhich exceeds x% of loan amount.
xxper PACER, the debtor had filed the bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxthe bankruptcy is not active. xx, it was terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed the bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxthe bankruptcy is not active. xx, it was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxlender agrees to immediately forgive the amount of xxwhich exceeds x% of loan amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12087237	xx	xx	xx	601045990	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,957.60	8.250%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/15/2020	xx	$140,000.00	4.000%	$1,026.44	10/15/2020	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx, N.A. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, N.A. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxthe loan is in xx.
xxper payment history dated xx/xx/xxxx, the borrower is performing with loan for a month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB reflected as per the payment history is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxlender agrees to immediately forgive the amount of xxwhich exceeds x% of loan amount.
xxper PACER, the debtor had filed the bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxthe bankruptcy is not active. xx, it was terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed the bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxthe bankruptcy is not active. xx, it was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xx%. xxborrower promised to pay monthly P&I payment in the amount of $x,xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxlender agrees to immediately forgive the amount of xxwhich exceeds x% of loan amount.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72971782	xx	xx	xx	1000049095	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,468.52	7.229%	360	xx	xx	Conventional	Fixed	Cash Out	79.697%	79.697%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	713	685	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2016	xx	$16,053.03	3.000%	$1,687.90	12/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx, N.A., xxfor xx which was recorded on xx/xx/xxxx.
xxis a civil judgment in the favor of xxof the xx & xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis a civil judgment in the favor of xxof the xx & xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxfor the year xxxx have been paid in the amount of xx.
xxprior year delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxS xxhad filed bankruptcy under chapter x with the case # xx xx/xx/xxxx. xxdebtor was standardly discharged on xx/xx/xxxx.	xxloan modification agreement was made between (borrower) xxand xxS xxand (xx) PennyMac xxLLC, on xx/xx/xxxx.
xxborrower promises to pay the new UPB in the amount of xxwith an annual fixed modified interest rate of x.xx% and new P&I is in the amount of $x,xxx.xx that began from xx/xx/xxxx. xxmaturity is xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance in the amount of xx. xxis no provision for the balloon payment.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl x)     "The subject property is in New York. The following disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51642828	xx	xx	xx	578276400	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.87	10.970%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2018	xx	$25,894.67	5.250%	$429.03	08/01/2018	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xx.”.
xxtaxes for the year of xxxx are paid in the amount $xxx.xx. xxdelinquent taxes have been found. xxactive xxlien by plaintiff “xxB&T xx.” on borrower in the amount of $x,xxx.xx which is recorded on xx/xx/xxxx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from x months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $ $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from x months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $ $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxper comment dated xx/xx/xxxx, reason for default is curtailment of income.
xxper document located at xx the foreclosure action was initiated on xx/xx/xxxx. xxwent on hold due to modification dated xx/xx/xxxx. xxfurther information found regarding current status of foreclosure.
xxis no bankruptcy filed by borrower and no pertaining damages have been found against the subject property.

xx: xxper document located at "xx "the foreclosure action was initiated on xx/xx/xxxx. xxwent on hold due to modification dated xx/xx/xxxx. xxfurther information found regarding current status of foreclosure.
xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount $xxx.xx with the interest rate x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx. xxwhich the deferred balance amount is xxand interest bearing amount is xx. xxlast modified payment will be due on xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "The home is not affixed. Appraisal report at origination missing from the loan file. The BPO report dated x/x/xxxx located at “xxxxxxxxx.pdf” shows property type as Manufactured home. An affidavit of affixation is missing from the loan file. Tax certificate attached with the updated title report shows separate assessment for land and building. Neither a ALTA x endorsement is incorporated with final title policy nor VIN# xx available with the legal description of recorded mortgage. Hence, we are unable to determine whether the home has affixed to the land."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in NC State. However, below required state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58245469	xx	xx	xx	7045073	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,084.59	6.125%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/23/2020	xx	Not Applicable	2.870%	$610.05	02/01/2021	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xx,” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with “xx” and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at second lien position as there is an active HOA lien against the subject property which is held by “xx, xx.,” for the amount of $xxxx.xx and it was recorded on xx/xx/xxxx.
xxis an active xxof xxwhich is held by “xxof the xx-IRS” for the amount of xxand it was recorded on xx/xx/xxxx. xxthe SSN# xx on federal tax lien document does not match with the primary borrower’s (xx) SSN# xx xxcounty annual taxes for the year xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx and the school annual taxes are due in the amount of $xxxx.xx till xx/xx/xxxx.
xxprior years delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx the borrower has been current with the loan and the next due next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%.	xx: xxcurrent legal status of the loan performing and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent UPB is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%.
xxreason for default is curtailment of income.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal per modification is in the amount of xxand the borrower promises to pay monthly payment in the amount of $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx. xxmodification does have the “xx” located at xx which states that the balloon payment is in the amount of xxthat will be due at the maturity of the loan.
xxis no post-origination bankruptcy record has been found.
xxcomment dated xx/xx/xxxx states that the roof of the subject property needed repairs due to hurricane xxand date of loss was xx/xx/xxxx. xxfunds were received form xxwith check# xx in the amount of $xxxx.xx and forwarded to xxwith track# xx on xx/xx/xxxx.  xxloss claim was returned to homeowner on xx/xx/xxxx as the loss draft check is stale dated. xxfurther information is available regarding the completion of repairs.
xxcomment dated xx/xx/xxxx shows that the borrower’s income was impacted by covid-19 and he is unemployed in this pandemic situation. xxreason for default is curtailment of income.

xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal per modification is in the amount of xxand the borrower promises to pay monthly payment in the amount of $xxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx. xxmodification does have the “xx” located at “xx which states that the balloon payment is in the amount of xxthat will be due at the maturity of the loan.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Application Missing (Lvl x) "xxxx is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Preclosing Disclosure
x. Home Equity Loan Copies of Documents
x. Home Equity Loan Rescission Notice
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of Address for Borrower Notification of Violation
xx. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx. Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,400.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9982018	xx	xx	xx	850081	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$591.04	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	25.376%	First	Final policy	Not Applicable	Not Applicable	07/24/2017	xx	$36,964.10	6.000%	$439.07	09/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, xx, with xx/xx# xx xxchain of assignment has been completed; currently, the assignment is with xx.

xxis a real estate lien on the subject property recorded on xx/xx/xxxx for the amount of $x,xxx.xx in the favor of xx.
xxare three certificates of xxfor xxxx, xxxx and xxxx for unpaid sewer taxes in the favor of xxof xxof xxof xxin the total amount of $xxx.xx.

xst and xnd installment county taxes of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income due to covid-19. xxfurther details have been found.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xx: xxto the PACER, the borrower had filed xxunder chapter-x on xx/xx/xxxx with the case# xx xxcase was terminated on xx/xx/xxxx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxdeferred balance is xx. xxis no principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. x. NJ Application Disclosure x. Delivery Fee Authorization x. NJ Attorney Disclosure x. Unacceptability of Insurance Notice x. Attorney Disclosure II x. Tax Bill Information x. Private Well Testing x. Lock-In Agreement x. Commitment Disclosures xx. Choice of Insurer Disclosure xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,606.10	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94946870	xx	xx	xx	850156	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.94	5.375%	180	xx	xx	Conventional	Fixed	Refinance	73.876%	73.876%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/21/2019	xx	$92,509.47	5.375%	$998.26	03/01/2019	Financial Hardship	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrowerxx and lender xx, FA which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx”.
xxis an active mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in favor of “xx”. xxis a subordination agreement for this mortgage which was recorded on xx/xx/xxxx.
xxactive lien and judgment have been found on the updated title report.
xxcert is to be follow.
xxof the latest xx months payment history shows that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in performing. xxof the collection comments states that the borrower is performing. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xxwhich borrower will pay at the maturity. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.
xxper collection comments the subject property has been occupied by the owner and is in average condition.
xxinformation has been found regarding the foreclosure in the available servicing comments.
xxhas filed bankruptcy under chapter xx case# xx xx. POC was filed on xx/xx/xxxx which shows that the amount of claim is xxand the amount of arrearage is xx. xxwas dismissed from bankruptcy on xx/xx/xxxx.
xxper comment dated xx/xx/xxxx the borrower reason for default is curtailment of income.
xx: xx: xxhas filed bankruptcy under chapter xx case# xx xx. POC was filed on xx/xx/xxxx which shows that the amount of claim is xxand the amount of arrearage is xx. xxwas dismissed from bankruptcy on xx/xx/xxxx.	xxagreement was made between borrower and lender on xx/xx/xxxx. xxnew modified interest rate is x.xxx% and P&I is $xxx.xx which began on xx/xx/xxxx. xxnew modified principal balance is in the amount of xx. xxhas agreed to defer amount of xxwhich borrower will pay at the maturity. xxthe interest bearing amount is xx. xxnew maturity date is xx/xx/xxxx. xxreason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3692797	xx	xx	xx	8029308	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.68	6.900%	300	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxof xx, N.A. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed.
xxcurrent taxes due is $x,xxx.xx.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x xxand next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xx: xx: xx	xxper the tape loan was modified on xx/xx/xxxx. xx, copy of modification agreement is missing from the loan file.	Affiliated Business Disclosure Balloon Rider Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "HUD-x is missing from the loan file."	* Application Missing (Lvl x) "The Loan Application is missing from the loan file."
* Balloon Rider Missing (Lvl x)     "Balloon Rider is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final Til is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44721012	xx	xx	xx	8034910	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,789.47	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.474%	First	Final policy	Not Applicable	Not Applicable	10/01/2013	xx	Not Applicable	4.875%	$1,172.27	10/01/2013	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, MERS as nominee for xx, xx., with xx# xx xxchain of assignment has been completed; currently, the assignment is with xx.

xxactive judgments or liens have been found against the borrower.
xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19. xx, the servicer provided x month’s deferment plan in the amount of $x,xxx.xx. xxcomments dated xx/xx/xxxx, the servicer provided x months forbearance plan till xx/xx/xxxx. xxfurther details have been found.
xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income.
xxto comment dated xx/xx/xxxx, the roof of the subject property had damaged due to hail and water. xxdate of loss was xx/xx/xxxx and the estimated amount of damage is unable to be determined. xx, no further details have been found regarding the completion of repairs.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxlender agrees to principal forgiven amount of xx. xxis no deferred balance.	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report is missing from loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per note date is x/x/xxxx and HUD-x settlement date is x/xx/xxxx. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71934631	xx	xx	xx	8046518	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,405.66	6.125%	360	xx	xx	Conventional	ARM	Purchase	79.998%	79.998%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	708	42.185%	First	Final policy	Not Applicable	Not Applicable	06/01/2013	xx	Not Applicable	2.000%	$2,295.98	06/01/2013	Financial Hardship	xxper the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xxand recorded on xx/xx/xxxx for the amount of xx. xxchain of assignment has been completed, currently the assignment is with xx, N.A. xxare credit card judgment and civil judgment against the borrower. xxcredit card judgment was recorded on xx/xx/xxxx for the amount of xxin the favor of xx. xxcivil judgment was recorded on xx/xx/xxxx for the amount of xxin the favor of xx, LLC. xxtaxes for the year xxxx will due on xx/xx/xxxx for the amount of $xxxx.xx. xxprior tax delinquency has been found.	xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in tape for the amount of xx. xxper the review of servicing comments the process of foreclosure has been initiated the file was referred to an attorney on xx/xx/xxxx and the complaint was filed. xxcomment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xxfurther comment dated xx/xx/xxxx the litigation matter has been noted and the foreclosure is on hold due to litigation matter. xxoccupancy is unable to determine. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.
xx: xxper the review of servicing comments the process of foreclosure has been initiated the file was referred to an attorney on xx/xx/xxxx and the complaint was filed. xxcomment dated xx/xx/xxxx the sale was scheduled on xx/xx/xxxx. xxfurther comment dated xx/xx/xxxx the litigation matter has been noted and the foreclosure is on hold due to litigation matter and covid-19.
xx: xx	xxmodification agreement was made between the lender xxand the borrower xxon xx/xx/xxxx, the new principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxxx.xx with an interest rate of x.xx%.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance -x.xxx% This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL Loan Data x.xxx% Comparison Data x.xxx%  Variance -x.xxx% This loan failed the TILA APR test.  The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow disclosure is missing."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing."
* Operative index value is unable to confirm (Lvl x)     "Operative index is unable to determine from the available loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42059532	xx	xx	xx	571618022	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,929.84	1.000%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.176%	First	Final policy	Not Applicable	Not Applicable	07/01/2017	xx	Not Applicable	4.000%	$2,462.19	06/01/2017	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, a xxof xx, N.A.in the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of the assignment has  been completed. xxlatest assignment is with  xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and the property.
xxcombined taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loans and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loans and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper the servicing comment dated xx/xx/xxxx, the borrower's income was impacted due to the covid-19. xxfurther details have been found.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xxG. xxand xxT. xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xxof xx, NA on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxx.xx for the period of x months, $xxx.xx for xx months, and xx months for the amount of $xxx.xx. xx-D in xxpetition shows xxas an unsecured portion out of the claim amount of xx. xxcomment has been found indicating a cram-down. xxdebtor was discharged on xx/xx/xxxx and the case was fully terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxand xx” and the lender “xx”. xxborrower promises to make a monthly payment of $x,xxx.xx with a rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx.	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE failed to moderate due to prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data xxMonths Comparison Data xMonths Variance xxMonths."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program Disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45995411	xx	xx	xx	1433120258	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	360		xx	xx		Conventional	Fixed		Purchase	75.000%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/01/2013	xx	$91,925.22	2.000%	$968.83	05/01/2013	Financial Hardship
xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xx, xx for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx.

xxchain of assignment has not been completed.

xxare several judgments against borrower in the total amount of xxheld by xxof xxand xx - xxand others recorded on several dates. xxin the chain or xxhas a xxin the county resulting in many judgments matching by name and unable to be dismissed.

 xxproperty taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.

xxinstallments of property taxes for the year of xxxx are due in the total amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx, the borrower is making payment regularly. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper servicing comments the borrower is performing. xxof updated payment history as of xx/xx/xxxx, the borrower is making payment regularly. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with rate of x.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.
xxcomment on xx/xx/xxxx shows the borrower was impacted due to xx-xx.

xxevidence of any property damage has been found.
xxevidence of bankruptcy filing has been found
xxevidence of foreclosure action against subject property has been found.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xx. . xxamount of xxhas been deferred from UPB. xxtotal interest bearing principal is in the amount of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of x.xx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x statement is missing in the loan file. The fee itemization is also missing in the loan file."
* Note is missing or unexecuted (Lvl x) "The note is missing in the loan file. The lost note affidavit is also missing in the loan file. The loan was modified on x/x/xxxx with new principal balance of $xxx,xxx.xx."	* Application Missing (Lvl x) "The final Loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91633256	xx	xx	xx	1433079504	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	304	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/01/2017	xx	Not Applicable	4.750%	$280.58	12/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, xx., recorded with the xx/xx# xx / xxx. xxof assignment has been completed. xxlast assignment is with xx. xxmortgages, liens and judgments are found against borrower and property is as follows: x.xxis a xxcard judgment active against borrower “xx” in the favor of “xx”, which was recorded on date xx/xx/xxxx in the amount of $x,xxx.xx.	xxper the latest payment history as of xx/xx/xxxx shows the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx total in the amount of $xxx.xx including P&I of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xxand the xxof xxis x.xx %.	xx: xxcurrent status is performing.
 xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx total in the P&I amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xxand the xxof xxis x.xx %.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxcontains x steps .xxborrower making payment as per first step.
xxto the collection comment date xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter.

xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxcontains x steps .xxborrower making payment as per first step.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Note Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. Appraisal is missing from the loan file. However, its tape data and the BPO report dated xx/xx/xxxxx located on (xxxxxxxxx.pdf) shows the subject property type as “Manufactured Home”. The Updated title report dated x/xx/xxxx, shows VIN# xx xxLxxxxxXU.However the Mobile Home Affixture Affidavit document is missing from the loan file. The Final Title Policy is missing from the loan file and the recorded mortgage does not shows VIN# xx its legal description. Also, the Manufacture Home Affixture Affidavit not found. Hence, it is unable to determine whether the home has been attached to the permanent foundation.""	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file." * Note is missing or unexecuted (Lvl x) "The original note is missing from the loan file along with loss note affidavit. However the loan was modified on xx/xx/xxxx."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing from loan file."
* Missing credit report (Lvl x)     "Credit Report missing in loan file"
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the North Carolina State. The following state disclosures are missing in the loan file; x. Amortization Schedule Disclosure x. Credit Property Insurance Disclosure x. Fee Agreement, Priority of Security Instrument Disclosure x. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95019086	xx	xx	xx	9041498718	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,266.36	5.683%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2016	xx	Not Applicable	3.000%	$1,480.78	11/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is xxand xx, F.A.with xx | xx/xx# xx xxxxxxxxxx.

xxchain of assignment has been completed .xxlast assignment is with xx.

xxis one junior mortgage to the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is xx | xx/xx# xx.

xxliens and judgment:

xxis one civil judgment which was recorded on xx/xx/xxxx in the amount of $xxxx.xx in favor of xx, xxto xxR. xx, xx. xxsatisfaction of mortgage was found.

xst installment county taxes of xxxx have been paid in the amount of $xxxx.xx.
xnd installment county taxes of xxxx have been paid in the amount of $xxxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is the borrower is affected by covid-19 pandemic. xxborrower has breathing problems.
xxsubject property has been vacant. xxborrower's intention is to keep the property.

xxper servicing comment dated xx/xx/xxxx the borrower is affected by covid-19 pandemic. xxno further details have been found.

xxper servicing comment dated xx/xx/xxxx the loss draft was occurred. xxloss was occurred due to fire to property. xxdate of loss was on xx/xx/xxxx. xxloss draft check was received from xx-xx; the check # xx, IAO of xxreceived on xx/xx/xxxx. xxcarrier claim # xx.xxfirst draw was received in the amount of xxand monitor on next draw IAO xxthe check was received.

xxto the PACER, the borrower xxE xxand xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $x.xx. xxschedule D of xxcontains the amount of claim without deduct the value of collateral xxand value of property is xx. xxthe unsecured portion is xx. xxbankruptcy was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xx: xxper updated title report, the foreclosure was initiated. xxfile was referred to attorney and complaint filed was filed on xx/xx/xxxx(xxnotice of  default which is located at xx xxno further details have been found.
xx: xxto the PACER, the borrower xxE xxand xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $x.xx. xxschedule D of xxcontains the amount of claim without deduct the value of collateral xxand value of property is xx. xxthe unsecured portion is xx. xxbankruptcy was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx between the borrowers xxE xxand the lender is U.S xx, N.A. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xx%and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxis no any deferred balance. xxis no any principal forgiven balance.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$227,208.15	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50320085	xx	xx	xx	484388012	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/30/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,819.58	7.631%	360	xx	xx	Conventional	ARM	Cash Out	76.769%	76.769%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/01/2013	xx	Not Applicable	4.781%	$2,456.96	09/01/2013	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “xxxx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with “xx” and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at lower lien position as there is an active “xx of xx” for nonpayment of HOA in the amount of $xxxx.xx against the subject property which is held by “xx” and it was recorded on xx/xx/xxxx. xxthere is an active abstract judgment of civil and small claims which is also held by “xx” for the amount of $xxxx.xx and it was recorded on xx/xx/xxxx.
xxcount first and second installment taxes for the year xxxx have been paid in the total amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxpayment history as of xx/xx/xxxx shows that the borrower has been current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%. xxborrower has made bulk payment in the amount of xxon xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date of xx/xx/xxxx.	xx: xxcurrent status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%. xxborrower has made bulk payment in the amount of xxon xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date of xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows that the reason for default is unemployment.
xxforeclosure was initiated in this loan and the case was referred to an attorney on xx/xx/xxxx. xxof xxwas sent to the borrower with TS NO# xx on xx/xx/xxxx. xxforeclosure process is placed on hold for loss mitigation and the projected hold end date is xx/xx/xxxx.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay monthly payment in the amount of $xxxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.
xxBPO report located at “xx” dated xx/xx/xxxx states that the subject property is in good condition and well maintained.
xxcomment dated xx/xx/xxxx shows that the borrower is impacted by covid-19 and the reason for default is unemployment.

xx: xxforeclosure was initiated in this loan and the case was referred to an attorney on xx/xx/xxxx. xxof xxwas sent to the borrower with TS NO# xx on xx/xx/xxxx. xxforeclosure process is placed on hold for loss mitigation and the projected hold end date is xx/xx/xxxx.
xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is in the amount of xxand the borrower promises to pay monthly payment in the amount of $xxxx.xx at the rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer Recommendation Disclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2442803	xx	xx	xx	482284627	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	No	Defect in Process	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,817.74	3.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	90.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/01/2013	xx	Not Applicable	4.000%	$1,793.49	04/01/2013	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the subject property was originated with borrower xxZ xxwhich was recorded xx/xx/xxxx with the xx, xx, its successors and assigns.
xxchain of assignment has been completed. xx, the mortgage is with xx, which was recorded on xx/xx/xxxx.
xxare x junior mortgages first in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xx, xx and the other in the amount of xxin the favor of xxwhich was recorded on xx/xx/xxxx.
xxis a notice of pendency of action recorded on xx/xx/xxxx in the favor of xxand xxand other which was recorded on xx/xx/xxxx in the favor of xxZ xx, xx; xxZ xx, xx; xx., A xx, xx.
xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower has been delinquent for xx+days and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx:
xxloan is currently in collections and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx.  xxrecords for bankruptcy  have been found. xxRFD is unemployment.
xxproperty is owner-occupied. xxrepairs and damages have been found. xxper the comment dated xx/xx/xxxx, the borrower has lost his job. xxpayment for xx/xx/xxxx was deferred in the amount of $xxxx.xx.
xxfurther details have been found.

xx: xxper the collection comments the loan is in collections. xxper the document located at (xx) foreclosure has been referred to attorney on xx/xx/xxxx.xxfurther foreclosure information has been found in the comments.
xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower xxand the lender xx.
xxnew principal balance amount is xx. xxborrower promises P&I in the amount of $xxxx.xx with rate of interest of x.xx%, beginning from xx/xx/xxxx. xxmaturity is xx/xx/xxxx.
Affiliated Business Disclosure Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Cash out purchase (Lvl x)     "As per the HUD-x, the loan is purchase transaction. However, the borrower is getting cashback of $xxx.xx."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The loan was originated on x/xx/xxxx and the settlement statement is dated x/xx/xxxx"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74084598	xx	xx	xx	482884343	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$925.14	6.640%	360	xx	xx	Conventional	ARM	Cash Out	71.894%	71.894%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	592	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2012	xx	$49,929.63	5.500%	$841.00	04/01/2012	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx,xx which was recorded on xx/xx/xxxx.
xxchain of the assignment is completed.
x) xxare two utility liens open against the property in the favor of xxand xxin the total amount of $xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx.
x) xxare nine utility liens open against the property in the favor of xxof xxof xxin the total amount of $x,xxx.xx which were recorded on different dates.
x) xxis a utility lien open against the property in the favor of xxof xxof xx & xxin the total amount of $xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx. xxbalance shows xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx. xxbalance shows xx.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx pandemic. xxper comment dated xx/xx/xxxx, the xx-xx deferment was processed. xxx months forbearance plan was approved from xx/xx/xxxx to xx/xx/xxxx. xxdated xx/xx/xxxx states that the borrower lost his second job due to xx-xx. xxper comment dated xx/xx/xxxx, the reason for default is unemployment. xxfurther details have been found.
xx: xx: xx	xxloan modification agreement was made between the borrower xxR xxand the lender xxon xx/xx/xxxx. xxmodified UPB is xxwith an interest rate of x.xxx% and a P&I of $xxx.xx. xxfirst payment started from xx/xx/xxxx with the maturity date of xx/xx/xxxx. xxis no provision for the balloon payment and it does not have modification steps. xxloan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final HUD-, settlement date is x/xx/xxxx. Note date is x/x/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91623178	xx	xx	xx	171097033	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,706.55	6.875%	360	xx	xx	Conventional	Fixed	Refinance	74.909%	74.909%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/17/2015	xx	Not Applicable	5.500%	$2,288.47	10/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx, N.A. xxchain of assignment has been completed. xxcurrent assignment is with “xx, which was recorded on xx/xx/xxxx. xxis a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx and filed by xx, N.A. xxsubordinate agreement is located at “xx# xx xx# xx xxis no active lien/judgment against the borrower/subject property. xxtaxes have been paid in the amount of $x,xxx.xx. xxdelinquent taxes have been found for the prior years.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper collection comments review, borrower’s intention is to keep the property. xxsubject property is in average condition. xxdamage has been noted. xxper BPO report dated xx/xx/xxxx, the subject property appears to be well maintained, no obvious maintenance issues were observed at the time of the inspection.
xxto comment dated xx/xx/xxxx, borrower’s income has been impacted by pandemic. xxwas requesting for a x month FB plan.
xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxG xx” and lender “xx, N.A.”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx. xxamount of xxhas been forgiven.
xxevidence of bankruptcy and foreclosure has been found in the latest xx months comment.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxG xx” and lender “xx, N.A.”. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx % beginning from xx/xx/xxxx, till the maturity date of xx/xx/xxxx. xxstated in the modification is xx. xxamount of xxhas been forgiven.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20316905	xx	xx	xx	482649431	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.43	4.963%	360	xx	xx	Conventional	ARM	Refinance	64.167%	64.167%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	669	669	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/16/2009	xx	Not Applicable	4.950%	$1,651.14	09/15/2009	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender “xx, xx.” with xx# xx xxchain of assignment has been completed as the loan is with the current assignee “xx” recorded on xx/xx/xxxx.

xxjudgments & liens:

x. xxis one junior mortgage active against the property in the amount of xxwith the lender “xx, xx, A xx” which was recorded on xx/xx/xxxx.

x. xxis one notice of support judgment (xx) available in the updated report in the favor plaintiff “xxof xx” recorded on xx/xx/xxxx, but the amount is not provided. xx, the said lien was recorded against “xxA xx” which is not the subject borrower’s name. xxto confirm whether it was against the borrower or not as no name affidavit is found in loan file.

xxproperty taxes for the year xxxx have been paid off in the total amount of $x,xxx.xx.

xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.

xxper the collection comment dated xx/xx/xxxx, the borrower informed that he was self-impacted xx-xx in xxxxxx and he just came out of the hospital due to xx-xx. xx, he had unemployment due to xx-xx. x months RPP plan was offered to the borrower in the amount of $x,xxx.xx from xx/xx/xxxx through xx/xx/xxxx, but he was declined it.

xxforeclosure was not accelerated yet. xxbankruptcy has been filed after loan origination.

xxdamage or repairs have been found in the latest collection comments.

xx: xx: xx	xxonly terms modification was made in between the borrower & lender on xx/xx/xxxx & the new principal balance is xx. xxis two step modification in which at first step, the borrower will make the interest only payments effective from xx/xx/xxxx through xx/xx/xxxx with the P&I $x,xxx.xx & rate x.xx%. xxsecond step, the borrower will make the P&I payments for the remaining terms of loan starting from xx/xx/xxxx through xx/xx/xxxx with the P&I $x,xxx.xx & rate x.xx%. xxdeferred & forgiven has been noted.	Affiliated Business Disclosure Credit Application Origination Appraisal Prepayment Penalty Rider	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
* Prepayment Rider Missing (Lvl x)     "Prepayment rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "ROR transaction date "x/xx/xxxx" is not consistent with Note and/or HUD."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date "x/x/xxxx" on HUD-x does not match with note/closing date "x/xx/xxxx"."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96626905	xx	xx	xx	7601047302	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$552.03	5.020%	361	xx	xx	Conventional	ARM	Purchase	95.000%	95.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2003	xx	Not Applicable	4.843%	$541.42	04/01/2003	Financial Hardship	xxper review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx, with xx# xx xxx-xx / xxxx. xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.
xxis a junior mortgage in the amount of $x,xxx.xx in favor of xx which was recorded on xx/xx/xxxx under instru# xx xxare x HOA xxagainst the subject property in the amount of $x,xxx.xx in favor of xxwhich were recorded on xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx. xxsubject property is located in xx. xxis risk that property can be getting foreclosed due to above unpaid liens. xxcan be cured if above unpaid lien paid in full with unpaid interest and late charges.
xxannual xxfor xxxx have been paid off in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan modification agreement was made on xx/xx/xxxx with adjustable rate as per provided terms. xxnew modified unpaid principal balance xx. xxnew rate of interest is x.xxx% which had begun from xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxinterest rate will never be greater than xx.xxx and the margin is x.xx%. xxnew P&I is $xxx.xx. xxamount of principal will never exceeds xxwhich is equal to xxx.xx% of original loan amount.

xxper collection comment dated xx/xx/xxxx the reason for default is xxof borrower and the borrower's has been impacted by pandemic. xxper comment dated xx/xx/xxxx FB plan has been expired. xxmore details are available.

xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with adjustable rate as per provided terms. xxnew modified unpaid principal balance xx. xxnew rate of interest is x.xxx% which had begun from xx/xx/xxxx and the new maturity date is xx/xx/xxxx. xxinterest rate will never be greater than xx.xxx and the margin is x.xx%. xxnew P&I is $xxx.xx. xxamount of principal will never exceeds xxwhich is equal to xxx.xx% of original loan amount.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "The Operative Index value is unable to confirm from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The Final HUD-x reflects the settlement date as xx/xx/xxxx; however, the loan was originated on xx/xx/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73212774	xx	xx	xx	7180005345	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,071.72	8.150%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/01/2017	xx	Not Applicable	8.150%	$1,242.25	10/01/2017	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx as legal title trustee for xx title trust which was recorded on xx/xx/xxxx.

xxis IRS lien against the borrower xxT xxin the favor of xxof the xx-xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xx, the SSN# xx the lien document is not consistent with the borrower’s SSN# xx

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of PITI is $x,xxx.xx which includes P&I $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is curtailment of income. xxcollection comment dated xx/xx/xxxx states the borrower’s income impacted by covid-19. xxforbearance plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx. xxcollection comment dated xx/xx/xxxx states the forbearance plan has been extended to xx/xx/xxxx. xxfurther proceedings found. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter -xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the trustee the amount of $x,xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is xx. xx, the debtor was dismissed on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.	xxloan modification agreement made between borrower xxand xx (xx) and xx, xx, not in its individual capacity but as trustee of ARLP xx (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Operative index value is unable to confirm (Lvl x)     "An operative index value is unable to be confirmed from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15820781	xx	xx	xx	7601047768	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$20,771.50	Not Applicable	xx	$3,162.42	$6,616.64	7.550%	360	xx	xx	Conventional	ARM	Refinance	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	653	636	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx, xx and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxis a sewer lien open against the subject property in the favor of xx, xx xxof directors in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx pandemic. xxreason for default is curtailment of income. xxfurther details have been found.
xxis paying as per bankruptcy payment plan.
xx: xx: xxto the PACER, xxand xx (borrowers) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remains as xxPOC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xx (doc# xx was filed on xx/xx/xxxx. xxper amended plan was filed on xx/xx/xxxx, the subject creditor claim was included in class xx. xxproperty value was xxand the secured claim was xxout of total claim xx. xxwas reduced to xx. xxcreditor claim will paid at interest rate x% beginning from xx/xx/xxxx to xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure HUD-x Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file. x.Impound Account Disclosure x.Cosigner Notice x.Private Mortgage Insurance Disclosure x.Earthquake Disclosure for Condominiums x.Hazard Insurance Disclosure x.Insurer RecommendationDisclosure x.CA Fair Lending Notice x.Anti-Tying Disclosure x.Privacy Notice xx.Notice of Right to Copy of Appraisal xx.Application for Credit-Married Persons xx.Fair Debt Collection Notice xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be determined."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58748617	xx	xx	xx	484031893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/03/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$714.49	6.790%	360	xx	xx	Conventional	ARM	Cash Out	61.538%	61.538%	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	657	661	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/01/2018	xx	$52,390.28	4.875%	$99.09	08/01/2018	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx by ‘xxand xx’ in favor of ‘xx, xx’ which was recorded on xx/xx/xxxx under instrument# xx with loan amount of xx.
xxchain of assignment is incomplete. xxcurrent assignee is with xx’.
xxis senior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx.
xxis junior mortgage against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under instrument# xx in the favor of ‘xx’.
xxis judgment against the subject borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in the favor of ‘JPMorgan xx, N.A’.
xxcounty taxes for xxxx are paid off in the amount of $xxx.xx.
xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xxx% and P&I $xx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xxand deferred balance is in amount of xx.	xx: xx:
xxprovided payment history dated as of xx/xx/xxxx reveals that the loan is performing and borrower has been making his monthly payments regularly. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the current interest rate of x.xxx% and P&I $xx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxpayment history reflects current unpaid principal balance is in the amount of xxand deferred balance is in amount of xx.
xxevidences have been found regarding bankruptcy case and foreclosure process.
xxcomment dated xx/xx/xxxx shows that subject property is occupied by unknown party.
xxcomment dated xx/xx/xxxx shows that reason for default is curtailment of income. xxfurther details have been found regarding covid-19.
xxvisible damages have been found.

xx: xx: xx	xxloan was modified xx/xx/xxxx with the fixed amortization with the new principal balance of xx, deferred balance is in amount of xxand the new interest bearing principal amount is in the amount of xx. xxreduction principal amount is xx. xxborrower promises to pay the P&I of $xx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33159347	xx	xx	xx	259740652	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,327.47	12.110%	360	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2011	xx	Not Applicable	5.360%	$816.94	04/01/2011	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, N.A. in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxis xxactive in the xxof xxA xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxis xxactive in the xxof xx, LLC in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is currently in collection. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, reason for default was unemployed.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with the case# xx xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is $x.xx. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit Report missing from loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9721191	xx	xx	xx	484495213	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.43	6.900%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	683	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/01/2011	xx	$99,667.58	2.000%	$704.25	10/01/2011	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx, xx xx, xx in amount xxwhich was recorded on xx/xx/xxxx xxchain of assignment has been completed. xx, the mortgage is xxN.A. as xxfor xx which was recorded on xx/xx/xxxx, xxis one civil judgment (xx ) entered against borrower, xxby plaintiff xxR. xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxdelinquent property taxes were found.
xxper payment history as of xx/xx/xxxx, the loan is current and borrower is next due for xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date xx/xx/xxxx. xxUPB per payment history is xxand interest rate is x.xxx%.	xx: xxis current and borrower is next due for xx/xx/xxxx payment. xxwhich was filed on xx/xx/xxxx under case# xx been active. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date xx/xx/xxxx.
xxhad filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx.
xxevidence of impact of xxxx on borrower's income was found.
xxevidence of foreclosure action was found.

xx: xx: xxhad filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxper the plan, the borrower pays $xxx.xx monthly starting from xx/xx/xxxx, for xx months. POC was filed on xx/xx/xxxx for the secured claim of xx. xxevidence of cram down was found.	xxwas modified on xx/xx/xxxx with new UPB of xx. xxof new UPB, the amount of xxhas been deferred. xxremaining UPB of xxto be paid with step interest at the starting rate of x.xx% by making P&I of $xxx.xx from xx/xx/xxxx. xx, interest rate will be increment by x% till it reaches x.xxx%. xxnew maturity date will be xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE is moderate due to failure of Prepayment Term Test and Prohibited Fees Test.
Prepayment Term Test: FAIL Loan Data:xx Months Comparison Data:x Months Variance: xxMonths"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date x/x/xxxx is different than note date x/x/xxxx."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86181937	xx	xx	xx	483189866	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,433.67	7.350%	360	xx	xx	Conventional	ARM	Cash Out	57.944%	57.944%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	581	616	44.082%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxxx in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxis water/sewer lien active against the subject property in the favor of xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is currently in collection. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper servicing comment dated xx/xx/xxxx, borrower income is impacted by pandemic. xxplan was approved for x months. xx, no further details have been found.
xxper comment dated xx/xx/xxxx, reason for default was xxservice.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the unknown and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xxand xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC amount of xxand the amount of arrearage is xx. xxper the order confirming chapter xx plan the debtor was supposed to pay to the trustee in the amount of $xxxx.xx with the interest rate of x.xx% for the period of xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is xx. xxcomment has been found indicating a cram-down.  xxcase was terminated on xx/xx/xxxx.

Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date x/xx/xxxx which is different from note date x/xx/xxxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52818713	xx	xx	xx	4122330	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,206.23	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	45.192%	45.192%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	577	750	14.873%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xxin amount xxwhich was recorded on xx/xx/xxxx xxchain of assignment has been completed. xx, the mortgage is xxN.A. as xxfor xx which was recorded on xx/xx/xxxx.
xxis a junior mortgage on the property in the amount of xxwhich was recorded on xx/xx/xxxx by lender xx, N.A.
xxare multiple civil judgments entered against, xxwhich was recorded on xx/xx/xxxx, x/xx/xxx, xx/xx/xxxx, xxx/xxxx, xx/xx/xxxx and xx/xx/xxxx. xx, the xxis not a borrower.
xxtaxes of xxxx are paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxdelinquent property taxes were found.
xxper payment history as of xx/xx/xxxx, the borrower is delinquent by x month and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB is xxand interest rate is x.xxx%.	xx: xxis in collection and borrower is next due for xx/xx/xxxx payment.
xxper payment history as of xx/xx/xxxx, the borrower is delinquent by x month. xxlast payment was received on xx/xx/xxxx for the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx.
xxper comment dated xx/xx/xxxx, the RFD is curtailment of income due to xxpandemic.
xxinformation about the xxFB plan was found in the collection comments.
xxevidence of foreclosure action was found.
xxevidence of damage or repair to the subject property was found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE is moderate due to failure of TILA finance charge test"
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business agreement disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62620655	xx	xx	xx	482883733	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$904.35	6.340%	360	xx	xx	Conventional	ARM	Refinance	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	669	688	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2013	xx	Not Applicable	5.030%	$2,422.63	01/01/2013	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx which was recorded on xx/xx/xxxx.

xxchain of assignment has been found.

xxis a junior mortgage active in the favor of xx, xx, a xxin the amount of xxrecorded on xx/xx/xxxx.

xxactive liens and judgments have been found.

xxannual tax of xxxx has been paid in the amount of $xxxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx the reason for default is decreased income. xxsubject property has been occupied by the owner. xxcomments have been found for damage or repairs.

xx: xx: xxborrower had filed bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx.
xxto the modification, the loan was modified on xx/xx/xxxx in between the borrower and lender. xxnew modified principal balance per modification is in the amount of xxwith interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx. xxmaturity date reflects per modification is xx/xx/xxxx.	x-x Family Rider Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing required x-x family rider (Lvl x)     "x-x rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9374722	xx	xx	xx	9160041814	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	360	xx	xx	HELOC	Revolving	Cash Out	75.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/01/2019	xx	Not Applicable	6.000%	$875.99	09/01/2019	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx, N.A. and it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
x) xxare five HOA liens open against the subject property in the favor of xx's xx, xxin the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx & xx/xx/xxxx.
x) xxis a state tax lien open against the borrower in the favor of xxof xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.
xxRFD has been found in comments.  xxCOVID information has been found.  xxrepairs or damages have been found.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.
Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* Missing HELOC Disclosures (RESPA) (Lvl x) "Following HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement HELOC booklet"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42559893	xx	xx	xx	580164363	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.800%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	09/01/2010	xx	$69,600.00	2.000%	$1,011.09	09/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx xxxxxxx in the amount of xxin favor of xx, LLC.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest servicing comments regarding xx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $x,xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Note is missing or unexecuted (Lvl x) "The original note is missing from the loan file but loan has been modified."	* Missing Appraisal (Lvl x) "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28673365	xx	xx	xx	580164928	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,511.54	6.150%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/01/2010	xx	$145,800.00	2.000%	$787.73	11/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxis one state tax lien open against the borrower in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx in favor of xxof the xxof xx.

xxchain of assignment is not completed as the subject mortgage is currently assigned to “xx, xx., as xx.” instead of “xx, N.A., as xxfor  xx.”
xxis one junior mortgage open against the property in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xxof xx, NA.

xxxx county xst taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxxx county xnd taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.
xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.
xxmore evidences are available in the latest servicing comments regarding further foreclosure proceedings.
xxevidences are available in the latest servicing comments regarding xx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6136323	xx	xx	xx	580164570	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,422.08	8.500%	360	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/01/2009	xx	$79,651.03	2.000%	$1,275.45	10/01/2009	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, LLC.
xxchain of assignment has been completed as currently the assignment is with xx, LLC.
xxactive judgments or liens have been found pending.
xx;
xst, xnd, xrd installment county taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxstep modification agreement was made between the borrower xx, xxand lender xx, LLC.
xxmodification agreement was made on effective date of xx/xx/xxxx with the new unpaid principal balance of xx. xxborrower promises to pay the new UPB starting from the first payment date of xx/xx/xxxx beginning with the step rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx. xxrate are in x steps which ends with x.xxx%.
xxamount of xxhas been deferred from the new UPB which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.
xx: xx: xx	xxstep modification agreement was made between the borrower xx, xxand lender xx, LLC.
xxmodification agreement was made on effective date of xx/xx/xxxx with the new unpaid principal balance of xx. xxborrower promises to pay the new UPB starting from the first payment date of xx/xx/xxxx beginning with the step rate of x.xxx% and P&I of $x,xxx.xx till the maturity date of xx/xx/xxxx. xxrate are in x steps which ends with x.xxx%.
xxamount of xxhas been deferred from the new UPB which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not singed by the borrower."	* Missing Appraisal (Lvl x) "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "According to HUD-x settlement date is xx/xx/xxxx. But, the note date is xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1285607	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,605.10	5.000%	360	xx	xx	Conventional	Fixed	Purchase	74.937%	74.937%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx | xx/xx# xx
xxassignment found in the updated title, however, the subject mortgage is with the original lender MERS as nominee for xx.
xxsubject mortgage is at first lien position as there are no active liens or judgment against the borrower or subject property.
xxxst and xnd installments taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.

xxper the review of the payment history as of xx/xx/xxxx, the borrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of PITI $x,xxx.xx. xxper the payment history the P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.	xx: xxcollection comment as of xx/xx/xxxx shows that the borrower is performing with the loan. xxborrower is regular with his payments and the next payment is due for xx/xx/xxxx.xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the amount of PITI $x,xxx.xx. xxper the payment history the P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. xxper the payment history the current UPB is in the amount of xx.
xxloan was not modified since origination.
xxreview of the collection comment shows no indication of post-closing foreclosure activity. xxinformation pertaining to bankruptcy has been found.
xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic.
xxto be determine the borrower’s employment details due to the final application is missing from the loan file.
xxare no comments found related to the subject property type and the condition.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Hazard Insurance
HUD-x Closing Statement
Initial xxxx_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Origination Appraisal
Transmittal (xxxx)	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed.
 As per the manufacture home rider is located at “Ln# xx shows the type of subject property as a manufactured home. The VIN# xx xxxxxxxxxx. The VIN# xx not available in the legal description of the recorded mortgage. However, the Affidavit of Affixation is not available in the loan file. The final title policy is missing in the loan. The latest tax report shows the subject property type is manufacture home.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation. Latest BPO report is not available in the loan file."	* Application Missing (Lvl x) "Final xxxx Application is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Home Ownership Counseling Disclosure is missing from loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "Final Closing Disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Disclosure is missing from loan documents."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan documents."
* Missing credit report (Lvl x)     "Credit report is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "DU is missing from loan documents."
* Missing Initial xxxx_Application (Lvl x)     "Initial xxxx Application is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "Initial Closing Disclosure is missing from loan documents."
* Missing Initial LE (Lvl x)     "Initial Loan Estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate Lock Agreement is missing from loan documents."
* Missing proof of hazard insurance (Lvl x)     "Hazard Insurance Document is missing from loan documents."
* Missing Required State Disclosures (Lvl x)     "Home Loan Toolkit and SSPL is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliate Business Disclosure is missing from loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "xxxx is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21405527	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,962.57	3.085%	Unavailable	xx	xx	Conventional	Fixed	Refinance	64.429%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx & xx, xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxis no chain of assignment as the subject mortgage is with the original lender.

xxactive judgments or liens have been found against the borrower/subject property.

xxxst and xnd installment taxes for the year xxxx-xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of PITI is $x,xxx.xx which includes P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxper seller’s tape data, the current UPB reflected is in the amount of xx.	xx: xxper the review of the collection comments, the current status of the loan is performing. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxper seller’s tape data, the current UPB reflected is in the amount of xx. xxreason for default is unable to be determined. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-x Closing Statement
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission
Transmittal (xxxx)	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Original Note document is missing from the loan documents. Lost Note Affidavit is also missing from the loan documents."	* Application Missing (Lvl x) "Final application is missing from the loan documents."
* HUD-x Closing Statement missing or unsigned (Lvl x)     "Final Closing Disclosure signed by the borrower at Closing is missing from the loan documents."
* Income documentation does not meet guidelines (Lvl x)     "Income documents are missing from the loan documents."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "AUS report is missing from the loan documents."
* Missing Initial LE (Lvl x)     "Initial LE is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan documents."
* Transmittal (xxxx) is Missing (Lvl x) "Transmittal summary is missing from the loan documents."	* Credit score not provided (Lvl x) "Credit report is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership counselling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl x)     "Intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl x)     "Initial Closing disclosure is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliate business disclosure is missing from the loan documents."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15193677	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	04/07/2021	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$818.92	6.625%	360	xx	xx	FHA	Fixed	Purchase	98.455%	98.455%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2014	xx	Not Applicable	4.375%	$571.66	04/01/2014	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith the lender xxof xx, N.A., and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with xx, LLC, on xx/xx/xxxx.

xxactive judgments or liens found.

xxcounty taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxis in active bankruptcy.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.
xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR has not been filed. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of xxwas committed to pay in the amount of $xxx.xx including to all funds. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.
xxper BPO dated xx/xx/xxxx, the subject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx:
xxadditional information found in recent collection comments.
xx: xxto the review of latest collection comments the foreclosure was initiated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx. xx, the foreclosure put on hold due to borrower had filed bankruptcy on xx/xx/xxxx. xxdetails regarding the foreclosure are not available.
																																																																																	xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR has not been filed. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of xxwas committed to pay in the amount of $xxx.xx including to all funds. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx with the maturity date of xx/xx/xxxx.		xx	x: Acceptable with Warnings			* Not all borrowers signed TIL (Lvl x) "Final TIL is not signed by borrower." * TIL not hand dated (Lvl x) "Final TIL is not hand dated."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64395072	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$631.19	13.748%	180	xx	xx	Conventional	Fixed	Refinance	82.765%	82.765%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, LLC A xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxcounty annual installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of PITI is $xxx.xx which includes P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxper seller’s tape data, the current UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent for x month with the loan and the next due date for the regular payment is xx/xx/xxxx. xxper seller’s tape data, the current UPB reflected is in the amount of xx. xxper tape data, the loan has been modified on xx/xx/xxxx. xxreason for default is unable to be determined. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxcomments have been found regarding the subject property condition.
																																																																																	xx: xx: xx	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is $xxx.xx and the current rate of interest is x.xxx%. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx; however the modification agreement is missing from the loan file.	Credit Application Credit Report	xx	x: Acceptable with Warnings			* Application Missing (Lvl x) "The final loan application is missing from the loan files." * Missing credit report (Lvl x) "Credit reports are missing from given loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80359118	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$300.00	15.000%	180	xx	xx	Conventional	Fixed	Cash Out	240.000%	240.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Not Applicable	10.999%	$199.98	07/12/2004	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx., xx, with xx# xx xxchain of assignment has been completed; currently, the assignment is originated with the lender xx, LLC, A xx.

xxactive judgments or liens have been found against the borrower.
xxtaxes of xxxx have been exempt.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tap data is in the amount of xx.	xx: xxper the comment history, the loan is xx-xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history tap data is in the amount of xx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $xxx.xx. xxxx plan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee the sum of $x,xxx.xx for the first x months, then $xxx.xx per month for x month and then $xxx.xx per month for xx months under xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxdocument is located at: “xxxxxxxxxx_Bankruptcy Document_Amended xxof Claim_xx-xx-xxxx xx# xx reflects that, the new principal balance is xxwith interest rate starting at xx.xxx % and the borrower promises to pay P&I in the amount of $xxx. xxmaturity date is xx/xx/xxxx. xxfurther details have been found.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "HOEPA High Cost Mortgage APR Threshold Test: FAIL Charged $xx.xxx% Allowed xx.xxx% Over By +x.xxx% .This loan failed the HOEPA high cost mortgage APR threshold test. ( xx CFR §xxxx.xx(a)(x)(i) , transferred from xx CFR §xxx.xx(a)(x)(i) as enacted in xxxx, and amended in xxxx ) The annual percentage rate (APR) at consummation is xx.xxx%, which exceeds the yield of x.xxx%, as of January xx, xxxx on xx year Treasury securities (the Treasury securities having comparable periods of maturity), plus xx.xxx percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on February x, xxxx. Fees Included - Attorney’s Fee $xxx.xx. This loan failed the timing of disclosure test due to one of the following findings: (xx CFR §xxxx.xx(c) , transferred from xx CFR §xxx.xx(c) as enacted in xxxx ) ( xx CFR §xxxx.xx , transferred from xx CFR §xxx.xx as enacted in xxxx ) The Sec. xx (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by xx CFR §xxx.xx at least three business days prior to the consummation of the high cost mortgage; or The Sec. xx (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$xx,xxx.xx.
This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xx,xxx.xx Comparison Data $xx,xxx.xx Variance -$xx,xxx.xx.
This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* LTV or CLTV exceeds xxx% (Lvl x)     "As per the Note, the loan amount is $xx,xxx.xx and as per the appraisal report, the appraised value is $xx,xxx.xx. Hence, the LTV or CTLV exceeds xxx%."
* Missing credit report (Lvl x)     "Credit reports are missing from given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33070769	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$490.77	10.650%	360	xx	xx	Conventional	Fixed	Cash Out	76.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	07/27/2011	xx	Not Applicable	3.000%	$321.11	09/01/2011	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx.. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xxLLC. xxwas recorded on xx/xx/xxxx.
xxactive judgments or liens were found.
xxtaxes of xxxx are paid on xx/xx/xxxx. xxdelinquent taxes were found.
xxper payment history as of xx/xx/xxxx, the loan is performing and borrower is next due for xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent UPB per tape data is xx.	xx: xxnotes as of x/xx/xx shows that loan is performing and borrower is next due for xx/xx/xxxx.
 xx’s willingness and ability to pay is good.
xxis a previous resolution of a permanent modification. xxwas last modified on xx/xx/xxxx with new UPB of xx.
xxevidence of foreclosure action was found in the collection comments.
 xxunrepaired property damage was noted in the collection comments.
xx: xx: xx	xxwas modified on xx/xx/xxxx with new principal balance of xx. xxmaturity date is xx/xx/xxxx and new term xxx months. xxis fixed rate of x% with a P&I payment of $xxx.xx beginning from xx/xx/xxxx.	Credit Application Credit Report Final Truth in Lending Discl. Good Faith Estimate HUD-x Closing Statement Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD along with itemization and estimated HUD are missing from the loan file."
* Lost Note Affidavit (Lvl x) "As per Lost Instrument Affidavit located in the loan file at "xxxxxxxxxx_Custodial File_CL-CUSTODIAL-FILE-REINSTATE_xx-xx-xxxx Pg# xx the original note has lost or misplaced. But, the copy of note is available."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl x)     "Missing"
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit reports are missing from given loan file."
* Property is Mobile Home (Lvl x)     "Home is Affixed.
An Appraisal Report at the origination is missing from the loan file. Updated title report and seller’s tape data states that property is mobile home. The legal in the subject mortgage reflects VIN/serial# xx and states that mobile home remain permanently attached as part of real property. However, no affixture affidavit was found."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93212157	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$826.01	12.305%	240	xx	xx	Conventional	Fixed	Cash Out	96.832%	96.832%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with xx, LLC, a xx.

xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.
xxcity taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of xx.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of $x,xxx.xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was not filed. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay in the amount of $xx.xx monthly.

xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of xx.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of $x,xxx.xx.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.
xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was not filed. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay in the amount of $xx.xx monthly.	Not Applicable	Credit Application Credit Report	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is "Moderate", due to TILA Right of Rescission Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for  TILA Right of Rescission Test: This loan failed the TILA right of rescission test. Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Missing credit report (Lvl x) "Credit reports are missing from the given loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14934298	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.00	12.570%	240	xx	xx	Conventional	Fixed	Cash Out	80.723%	80.723%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/16/2008	xx	Not Applicable	6.996%	$474.03	07/02/2008	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx". xxchain of assignment is completed as the loan is currently with the last assignee xx, LLC, A xxrecorded on xx/xx/xxxx. xxis one junior civil judgment found active against the borrower “xx.” recorded on xx/xx/xxxx in the amount of $x,xxx.xx in the favor of “xx”. xxproperty taxes for the year xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx. xxdelinquent taxes have been found for the prior year.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure and bankruptcy activity has been noted.

xxper the collection comment dated xx/xx/xxxx, the borrower’s primary RFD is sickness to the family member.

xxper comment dated xx/xx/xxxx, the property had loss due to “xx” on xx/xx/xxxx. xxloss draft amount was requested in the amount of xx.  xxto comment dated xx/xx/xxxx, the damage was noted to the “xx” and the borrower received loss draft claim check in the amount of xK and xK under claim# xx xxcomment dated xx/xx/xxxx states that exterior loss inspection for the roof is completed. xxcomment states, as per the interior photos of inspection provided by the borrower, repairs on the interior have not been started. xx, the work has been done at xx%. xx, the actual review of BPO report dated xx/xx/xxxx located at “xx” shows no evidence of damage or repairs.
xx: xx: xx	AOT agreement was made in between the borrower “xx, xx” & lender “” on xx/xx/xxxx & the new principal balance is xx. xxborrower has promised to pay the new P&I of $xxx.xx with the fixed interest rate x.xxx % that began from the first payment date xx/xx/xxxx & continues until the maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. As per the appraisal report dated x/xx/xxxx located at “xxxxxxxxxx_Loan Servicing File_Servicing File_xx-xx-xxxx pg# xx the subject property type is “Manufactured Home”. Affidavit of affixation is not found in the loan file. Final title policy does not shows the ALTA x endorsement incorporated with it. Also, the recorded mortgage does not show the VIN# xx its legal description. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk indicator is "Moderate" as the loan is failing for,
TILA Finance Charge Test
TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Final TIL Date after actual transaction date (Lvl x)     "Final TIL date "x/xx/xxxx" is after the transaction date "x/xx/xxxx"."
* Missing credit report (Lvl x)     "Credit reports are missing form the given loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "HUD-x/Settlement statement is available in the loan file located on (xxxxxxxxxx_HUD x_HUD Hudx Settlement Statement_xx-xx-xxxx). However, the settlement date is "x/xx/xxxx" which is before the closing date "x/xx/xxxx". The document is considered to run the CE as no other copy of HUD is available."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,253.16	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18822302	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$815.23	9.820%	240	xx	xx	Conventional	Fixed	Cash Out	73.113%	73.113%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx”.
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xx.” and it was recorded on xx/xx/xxxx.
xxcounty taxes for the year xxxx have been paid in full in the amount of $xxx.xx on xx/xx/xxxx.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payments are currently xx months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx.xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxinformation have been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
xx: xx: xx	xxis a conventional mortgage with P&I of $xxx.xx with the rate of interest x.xx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to:

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit reports are missing from given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Property is Mobile Home (Lvl x)     "The subject property is a Manufactured Home and there is not recorded copy of Manufactured Home Rider. The final title policy is available in the loan file that doesn’t have ALTA-x for Manufactured Home. But VIN# xx & Make/Model/Year OAKWOOD/xxxx is available in updated title report."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84177831	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$445.77	7.999%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the borrower xx. xxand lender xx xx, xx., which was recorded on xx/xx/xxxx. xxchain of assignment is complete as the assignment of mortgage is currently with the “xx, LLC, A xx”. xxactive lien and judgment has been found on the updated title report. xst installment of combined tax for the year of xxxx has been paid on xx/xx/xxxx in the amount of $xxx.xx. xnd installment of combined tax for the year of xxxx is due on xx/xx/xxxx in the amount of $xxx.xx.	xxof the latest xx months payment history shows that the borrower has been delinquent for x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.	xx: xxsubject loan is in collection. xxof the collection comments states that the borrower has been delinquent for x months. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the month of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent interest rate is x.xxx% and as per the payment history current UPB is in the amount of xx.
xxper comment dated xx/xx/xxxx the subject property had damaged and received the claim check in the amount of $xxxx.xx & $xxxx.xxx for hail damage. xxinformation has been found whether this damage has been repaired or not.
xxper comment dated xx/xx/xxxx, the borrower has been impacted by the covid-19 and temporary loss the job.
xxper collection comments the subject property has been occupied by the owner.
xx: xx: xxto PACER, xxborrower (xxD. xx) had filed the bankruptcy under chapter x with the case# xx xx/xx/xxxx. xxborrower was discharged from bankruptcy on xx/xx/xxxx also got terminated on xx/xx/xxxx.	Not Applicable	Credit Application Credit Report Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Loan Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test failed due to TILA Right of Rescission Test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit reports are missing from given loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower however date is printed on ROR."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,472.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98829208	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$708.43	12.260%	240	xx	xx	Conventional	Fixed	Cash Out	81.668%	81.668%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/01/2017	xx	Not Applicable	8.530%	$530.48	08/01/2017	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx, xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with xx, LLC, a xx.

xxis a UCC open against the borrowers "xxand xx" in the amount of $x.xx with xx., which was recorded on xx/xx/xxxx and it has been amended on xx/xx/xxxx.

xxcombined taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtors "xxC. xxand xxM. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay in the amount of $xx.xx for xx days.

xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xxto the PACER, the debtors "xxC. xxand xxM. xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay in the amount of $xx.xx for xx days.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx xxrate changes in x steps ending at xx.xxx%.	Credit Application Credit Report	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home has not been affixed. As per review of BPO dated x/xx/xxxx show the subject property type is "manufactured Home". The mortgage was originated on x/x/xxxx without serial number or VIN number along with legal description. The ALTA x Endorsement is not attached to the final title policy. As per the appraisal report located at xxxxxxxxxx_Loan Servicing File_Servicing File_xx-xx-xxxx Pg# xx the borrower had installed a brick foundation. The serial no. / Vin No. is unknown. However, the HUD certification label # xx xxxxxx and RAD xxxxxx are provided on the appraisal report located at xxxxxxxxxx_Loan Servicing File_Servicing File_xx-xx-xxxx Pg# xx	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "The CE risk indicator is Significant as the loan is failing for NC Rate Spread Home Loan Test. It exceeds NC RSHL Modified HMDA APR Threshold and NC RSHL Conventional Mortgage Rate APR Threshold.
x) NC RSHL Modified HMDA APR Threshold test: -   Loan data xx.xxx% Comparison data x.xxx%Variance + x.xxx%.
x) NC RSHL Conventional Mortgage Rate APR Threshold test: - Loan data xx.xxx% Comparison data x.xxx% Variance +x.xxx%.
This loan failed the DTI provided test.
This loan failed the documentation type test."
																																																																																								* Missing credit report (Lvl x) "credit report is missing in loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10549922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,194.21	12.500%	240	xx	xx	Conventional	Fixed	Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2018	xx	Not Applicable	4.999%	$538.00	03/01/2018	Change of Terms	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xxof xx, xx. for the amount of xx.
xxchain of assignment has been completed.
xxactive liens and judgments have been found against the borrower and subject property.
xxannual taxes of xxxx have been paid in the amount of $xxx.xx.
xx, any prior year delinquent taxes have been found.
xxpayment history AS OF xx/xx/xxxx, shows the borrower is x months behind his monthly payment. xxhas made xx payments within last xx months. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. xxcurrent UPB is reflected in the amount of xx.	xx: xxpayment history AS OF xx/xx/xxxx, shows the borrower is x months behind his monthly payment. xxhas made xx payments within last xx months. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx which was applied to xx/xx/xxxx. xxcurrent UPB is reflected in the amount of xx.

xxborrower xxL. xxand xxL. xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx and plan was confirmed xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $xxxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is $xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.xxdebtor was dismissed on xx/xx/xxxx.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found.

xx: xx: xxborrower xxL. xxand xxL. xxhad bankruptcy under chapter xx with the case# xx xx/xx/xxxx and plan was confirmed xx/xx/xxxx. xxPOC was filed by creditor on xx/xx/xxxx for the secured claim amount is xxand arrearage amount is $xxxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is $xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.xxdebtor was dismissed on xx/xx/xxxx.	xxloan modification agreement was made in between borrower and lender which was effective on xx/xx/xxxx. xxmod the new modified principal balance has been reflecting in the amount of .xx, and borrower promises to pay P&I in the amount of $xxx.xx with step rate begins from x.xx%. xxnew maturity date has been reflected as xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "ComplianceEase HOEPA test is failed.
This loan failed the HOEPA high cost mortgage points and fees threshold test. ( xx CFR §xxxx.xx(a)(x)(ii) , transferred from xx CFR §xxx.xx(a)(x)(ii) as enacted in xxxx, and amended in xxxx ) The total points and fees payable by the consumer at or before loan closing is $x,xxx.xx, which exceeds the greater of x percent of the "total loan amount" of $xx,xxx.xx (as defined in the official commentary to paragraph xx(a)(x)(ii)), or $xxx.xx.

This loan failed the timing of disclosure test due to one of the following findings: ( xx CFR §xxxx.xx(c) , transferred from xx CFR §xxx.xx(c) as enacted in xxxx ) ( xx CFR §xxxx.xx , transferred from xx CFR §xxx.xx as enacted in xxxx ) The Sec. xx (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by xx CFR §xxx.xx at least three business days prior to the consummation of the high cost mortgage; or The Sec. xx (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl x) "Application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test is fail.
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is xx.xxx%. The disclosed APR of xx.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) )The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the TILA right of rescission test.Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74456060	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.62	3.500%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	20.938%	First	Short Form Policy	Not Applicable	Not Applicable	04/23/2021	xx	Not Applicable	2.875%	$318.21	05/01/2021	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx., recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with E*xx.

xxmortgages, liens and judgments are found against borrower and property is as follows:

x. xxare x junior mortgages against property in the favor of same plaintiffs “xx”, which was originated on different dates xx/xx/xxxx   and xx/xx/xxxx with the different amount of xxand xxwith different xx# xx xnd installment xxof xxxx have been due on xx/xx/xxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
 xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xx. and xxA. xx) and lender is (xxLLC.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers (xx. and xxA. xx) and lender is (xxLLC.) xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file"
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
81245639	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,549.22	4.375%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin the favor of ‘‘xx, xx.” with xx | xx/xx# xx xxxx / xxx.
xxchain of assignment is incomplete as no single assignment has been found in the updated report.
xxis one junior mortgage active against the property in the amount of xxin the favor of “xx” which was recorded on xx/xx/xxxx.
xxproperty taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxdelinquency has been done for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.
xxborrower has been making payments as per the ARM change notice located at "xx".	xx: xxis in collection.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxdelinquency has been done for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure was not accelerated yet. xxpost-closing bankruptcy activity has been found.

xxper the recent comment dated xx/xx/xxxx, the borrower informed that he can’t resume making payments due to natural disaster (pandemic). xxFB plan was offered to the borrower that started from xx/xx/xxxx. xxcomment dated xx/xx/xxxx shows the borrower said that he can make the partial payments.

xxdamage or repairs have been found in the latest collection comments.

xx: xx: xx	Not Applicable	Credit Report	xx	x: Acceptable with Warnings	* Missing credit report (Lvl x) "credit report is missing in loan file."
																																																																																								* Operative index value is unable to confirm (Lvl x) "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54495148	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$510.00	Unavailable	4.500%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	55.775%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx, xx.” with xx | xx/xx# xx xxxx / xxx.
xxchain of assignment is incomplete as no single assignment has been found in the updated report.
xxactive judgments or liens have been found.
xxtaxes for the year xxxx have been paid off in the amount of $x,xxx.x.
xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.
xxborrower has been making payments as per the ARM change notice located at "xx" dated xx/xx/xxxx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure was not accelerated yet. xxpost-closing bankruptcy activity has been found.

xxper the collection comment dated xx/xx/xxxx, the borrower’s income is impacted by xx-xx and he had lost his job permanently due to xx-xx. xxaccepted the FB plan. xx, there is another comment available of same date which shows the borrower confirmed that he is not impacted by xx-xx. xx, unable to determine whether the borrower is affected due to xxor not.

xxdamage or repairs have been found in the latest collection comments.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD is not signed by all the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30527548	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,512.53	5.250%	360	xx	xx	Conventional	ARM	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	28.152%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxa division of xxof xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xxview xx, LLC. xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xxof xxwhich was recorded on xx/xx/xxxx. xxactive judgments or liens found on the subject property.	xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx.	xx: xxloan is in collection. xxof the payment history available from xx/xx/xxxx to xx/xx/xxxx states that the borrower has been delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to due date of xx/xx/xxxx and the next due date is xx/xx/xxxx. xxUPB reflects in the provided payment history in the amount of xx. RFD has not been found in the comments. xxfurther information has been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Missing credit report (Lvl x) "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in MD State. The following state disclosures are missing from the loan file:
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30707752	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	xx	12/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.88	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	58.140%	58.140%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, xx, recorded with the xx/ xx/xx# xx xxx / xxxx. xxof assignment has been completed. xxlast assignment is with E*TRADE xx. xxmortgages, liens and judgments are found against borrower and property is as follows: x. xxare six xxcard judgments active against borrower “xx” in the favor of different plaintiff ,which were recorded on different dates xx/xx/xxxx and xx/xx/xxxx total in the amount of xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property. xxevidence has been found regarding xxand xx. xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. xxevidence has been found regarding covid-19.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl x)     "This loan failed the Connecticut license validation test. First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Connecticut license validation test."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72060119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,738.24	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	52.039%	52.039%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.073%	First	Final policy	Not Applicable	Not Applicable	06/01/2012	xx	Not Applicable	6.750%	$1,876.88	06/01/2012	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with the lender “MERS as nominee for xxof the xx, A xx” for the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently the assignment is with “xx, LLC” and it was recorded on xx/xx/xxxx.
xxsubject mortgage is at first lien position. xxactive judgments or liens found.
xxcombined first and second installment taxes for the year xxxx-xxxx have been paid in the amount of $xxxx.xx.
xxprior years delinquent taxes have been found.
xxper payment history as of xx/xx/xxxx the borrower has been delinquent with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%.

xx: xxcurrent status of the loan is collection and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $x,xxx.xx and interest rate is x.xxx%.
xxcomment dated xx/xx/xxxx shows that the reason for default is curtailment of income however the latest comment indicates that the borrower’s income has not been impacted by covid-19.
xxmodification agreement was made between the borrower xxN xx, xxA xxand lender xxof xxon effective date of xx/xx/xxxx. xxper modification agreement the new principal balance is in the amount of xxand the borrower promises to pay $xxxx.xx with rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.
xxis no post-origination bankruptcy record has been found.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property has been observed.

xx: xx: xx	xxmodification agreement was made between the borrower xxN xx, xxA xxand lender xxof xxon effective date of xx/xx/xxxx. xxper modification agreement the new principal balance is in the amount of xxand the borrower promises to pay $xxxx.xx with rate of interest x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with a maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	x: Unacceptable	* Property is Mobile Home (Lvl x) "The home is affixed. The appraisal report located at “xxxxxxxxxx_Appraisal_APPRAISAL_xx-xx-xxxx” shows that the subject property as "Single Family”; however the tax report attached with updated title shows that the subject property type is mobile home. Neither title policy has ALTA-x endorsement attached with it nor does the mortgage have VIN/Serial number listed in it. The borrower gets ownership of the subject property through grant deed on x/xx/xxxx. There is an agreement located at "Ln# xx pg# xx regarding removal of temporary mobile home which was recorded on x/xx/xxxx. The subject mortgage was originated on x/x/xxxx. The latest BPO report located at "xxxxxxxxxx_BPO_xx-xx-xxxx.pdf" reflects that the subject property as "Single Family”; No further information is available."	* Not all borrowers signed HUD (Lvl x) "Final HUD-x has not been signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer Recommendation Disclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The loan was originated on x/x/xxxx and settled on x/xx/xxxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57324696	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,791.95	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	69.672%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx.

xxchain of assignment has not been completed as no assignment has been found.

xxactive judgments or liens found.

xxannual installments of combined taxes for the year xxxx have been paid in the amount of xxon xx/xx/xxxx.

xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xx: xxto servicing comments, the loan is in collection.

xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper comment dated xx/xx/xxxx, the subject property is located in a development with homes very similar. xxon exterior observation, subject property is in average condition. xxappears to be in average condition when compared to other similar communities in the area. xxnecessary amenities and public transportation are located within close proximity to the subject. xxrange from $xxxk to $xxxk.

xxcomments pertaining damage to the property were observed.

xxper latest BPO dated xx/xx/xxxx, the subject property is owner occupied and is in average condition and the as-is price is quoted as xx.

xxper comment dated xx/xx/xxxx, the reason for default is curtailment of income as borrower's income is impacted by covid and borrower declined forbearance plan.

xxloan hasn’t modified since origination.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is located at "xxxxxxxxxx_HUD x_HUD-x (SETTLEMENT STATEMENT)_xx-xx-xxxx", however, some fees are handwritten."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Federal TILA
TILA APR Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "Federal TILA
TILA APR Test: FAIL
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61045760	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.98	8.999%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/01/2014	xx	Not Applicable	4.250%	$572.40	07/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx | xx/page# xx xxchain of assignment has been completed. xxcurrent assignment of mortgage is with xx, LLC which was recorded on xx/xx/xxxx. xxare x real estate tax liens against the subject property. xxliens are in the favor of xxin the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx. xxtown xst installment taxes for the year xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of PITI is $x,xxx.xx which includes P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxper seller’s tape data, the current UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto a review of the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for the regular payment is xx/xx/xxxx. xxper seller’s tape data, the current UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is an excessive obligations. xxcollection comment dated xx/xx/xxxx states the borrower confirmed there is no covid impact. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx: xx: xx	xxloan modification agreement was made between xxH xxand xx (borrowers) and xx, LLC (lender) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxlender had agreed to forgive the principal balance in the amount of xxon the modification effective date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl x)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Hampshire State. The required state disclosure Deleted because compliance with Reg Z will satisfy obligation missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8383862	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,113.75	$1,380.35	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	38.877%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx. xxchain of assignment has been found. xxis no active lien/judgment against the borrower/subject property. xxtaxes have been paid in the amount of $x,xxx.xx. xxdelinquent taxes have been found for the prior years.	xxto review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history tape is in the amount of xx.	xx: xxcurrent status of the loan is in collection. xxto review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx %, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history tape is in the amount of xx. xxper collection comments review, borrower’s intention is to keep the property. xxdamages have been noted. xxto comment dated xx/xx/xxxx, borrower’s income has been impacted due to covid. xxhas been approved for forbearance plan. xxevidence of foreclosure has been found. xxevidence of bankruptcy has been found.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl x) "Compliance-Ease Risk Indicator is Moderate due to this loan failed the TILA APR test. TILA APR Test: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx% The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file; we considered the values as x."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property belongs to "CO" state the following state disclosures are missing from the loan file.
x-Property Insurance Disclosure
x-Colorado Notice to Cosigner
x-Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73238885	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$562.17	11.920%	360	xx	xx	Conventional	Fixed	Cash Out	69.606%	69.606%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed.

xxsubject mortgage is in second lien position as there is active xxlien against the subject property in the favor of xxof xxin the amount of $xxx.xx recorded on xx/xx/xxxx. xxsubject property is located in xx. xxis a risk of property getting foreclosed due to unpaid lien.

xxare x state tax liens against the borrower in favor of xxof the xxof xxfor the total amount of $x,xxx.xx recorded on xx/xx/xxxx and xx/xx/xxxx.

xxxst and xnd installment of county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx.

xxprior year delinquent taxes have been found.

xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the loan is in collection.

xxper the review of payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper comment dated xx/xx/xxxx, the reason for default is payment dispute.

xxcomments pertaining damage to the property were observed.

xxper latest BPO dated xx/xx/xxxx, the subject property is owner occupied and is in average condition and the as-is price is quoted as xx.

xxforeclosure activity was found.

xxpost close bankruptcy record was found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53637510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$472.99	11.730%	240	xx	xx	Conventional	Fixed	Cash Out	89.166%	89.166%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2018	xx	Not Applicable	10.730%	$414.25	06/01/2018	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx and it was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxis a break in mortgage assignment from xx to xx, LLC. xx, the mortgage assignment is with xx, LLC.
x) xxis a real estate tax lien open against the subject property in the favor of xx, xxin the amount of $xxx.xx which was recorded xx/xx/xxxx.
x) xxare two UCC financial statement open against the borrower in the favor of xst xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is xx.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.	xx: xxis in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is xx.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xx.
xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xx: xx: xxto the PACER, borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith step rate starting interest rate was xx.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate xx.xxx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	xx	x: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit report is missing in loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78252765	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$246.90	11.730%	180	xx	xx	Conventional	Fixed	Cash Out	95.071%	95.071%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2017	xx	Not Applicable	11.730%	$186.31	12/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is xx.

xxchain of assignment has been completed .xxlast assignment is with xx, LLC.

xxliens and judgment.

xst installment county taxes of xxxx have been paid in the amount of $xxx.xx.
xnd installment county taxes of xxxx have been paid in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of xx.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is the borrower is affected by covid-19 pandemic. xxborrower requested for forbearance plan. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.

xxloan was modified on xx/xx/xxxx between the borrowers xxand the lender is xx, LLC. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of xx.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxis no any deferred balance. xxprincipal forgiven balance is $xxxx.xx.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrowers xxand the lender is xx, LLC. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of xx.xxx%and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxis no any deferred balance. xxprincipal forgiven balance is $xxxx.xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the KS state. The following state disclosures are missing from the loan file:

x. Signed Closed-end Credit Agreement Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91978412	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$816.68	11.930%	360	xx	xx	Conventional	Fixed	Cash Out	86.768%	86.768%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/31/2012	xx	Not Applicable	11.920%	$815.93	01/15/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor xx. for the amount of xxrecorded on xx/xx/xxxx with inst| book/page no# xx
xxchain of assignment has not been completed.
xxactive judgments or liens have been found.
xxproperty taxes for the year of xxxx has been exempted.
xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of xx.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.	xx: xxper comments the loan is in bankruptcy. xxof updated payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxnext regular payment is due on xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with rate of xx.xxx% for the due date of xx/xx/xxxx. xxper history the UPB is in the amount of xx.

xxand xxhas filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xx arrears. xxplan was confirmed on xx/xx/xxxx.xxconfirmed plan was modified on xx/xx/xxxx. xxloan is in active bankruptcy.
xx: xx: xxto PACER xx, xxand xxhas filed bankruptcy under chapter xx with case xxon xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim of xxand with $x,xxx.xx arrears. xxplan was confirmed on xx/xx/xxxx.xxconfirmed plan was modified on xx/xx/xxxx. xxloan is in active bankruptcy.	xxloan was modified on xx/xx/xxxx with new principal balance of xx. xxborrower had promised to pay P&I payment in the amount of $xxx.xx with the rate of xx.xxx% started from xx/xx/xxxx. xxof this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease risk indicator is Moderate.

This loan failed the TILA right of rescission test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test"
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8901970	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/25/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$702.00	6.000%	360	xx	xx	FHA	Fixed	Purchase	100.000%	100.000%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	37.981%	First	Final policy	Not Applicable	Not Applicable	05/03/2011	xx	Not Applicable	5.250%	$640.26	07/01/2011	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxof xx, N.A. which was recorded on xx/xx/xxxx.

xxchain of assignment has been completed. xxlatest assignment is with xx, LLC a xxrecorded on xx/xx/xxxx.

xxis a junior mortgage active in the favor of xxof xxand xxin the amount of $xxxx.xx recorded on xx/xx/xxxx with instrument# xx xxis a junior mortgage active in the favor of xxof xxand xxin the amount of $xxxx.xx recorded on xx/xx/xxxx with instrument# xx xxactive liens and judgments have been found.

xxannual taxes of xxxx have been delinquent on the amount of $xxx.xx on xx/xx/xxxx.
xxannual taxes of xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx.
xxannual taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.

xxreason for default is unable to be determined. xxsubject property has been occupied by the owner. xxcomments have been found for damage or repairs.
xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand arrearage amount xx. xxplan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee $xxxx.xx for xx months.	xxto the modification, the loan was modified on xx/xx/xxxx in between the borrower and lender. xxnew modified principal balance per modification is in the amount of xxwith interest rate starting at x.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx. xxmaturity date reflects per modification is xx/xx/xxxx.	xx	x: Unacceptable	* Property is Mobile Home (Lvl x) "Home not affixed. According to the appraisal report dated x/xx/xxxx, the subject property is a manufactured home (xxxxxxxxxx_Appraisal_Other Loan Docs-Other Loan Docs Other_xx-xx-xxxx pg# xx The VIN number is not available in the legal description of the subject mortgage. The affidavit of affixation is not available in the loan file. The final title policy available in the loan file (xxxxxxxxxx_Custodial File_CUSTODIAL FILE_xx-xx-xxxx pg# xx does not have an Endorsement for this manufactured home. However, we are unable to determine whether the manufactured home is permanently attached to land or not.""	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Finance Charge Test: Result: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx,xxx.xx

																																																																																								TILA APR Test: Result: FAIL Loan Data: x.xxx% Comparison Data: x.xxx% Variance: -x.xxx%"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79018554	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,810.40	6.750%	360	xx	xx	FHA	Fixed	Cash Out	92.425%	92.425%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	537	709	67.125%	First	Final policy	Not Applicable	Not Applicable	05/03/2013	xx	Not Applicable	3.750%	$1,890.81	06/01/2013	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxand xx (borrower) and (lender) xx, xx, in the amount of xxsubject mortgage was recorded on xx/xx/xxxxwith the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx, LLC. xxis a junior mortgage active found in the amount of xxin favor of xxof xx. xxwas originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx. xxare three state tax liens active in the total amount of $xxxx.xx in favor of xxof xx. xxmultiple civil judgments are found against the borrower in the total amount of xxin favor of different plaintiffs. xxfirst and second installments of county taxes for the year xxxx have been paid in the amount of $xxxx.xx and $xxxx.xx each respectively. xxcurrent ownership is vested in the name of xx (borrower).	xxreview of the payment history shows that, the borrower is currently delinquent from more than x months and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxxx.xx and PITI is $xxxx.xx, with the interest rate of x.xx%.

xx: xxreview of comment history shows that the loan is in active bankruptcy. xxreason for default is unable to be determined. xxproperty is owner occupied. xxdamage or repair to the property has been found. xxlast payment was received on xx/xx/xxxx, in the amount of $xxxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxxx.xx and PITI is $xxxx.xx, with the interest rate of x.xx%. xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xx: xx: xxborrower xxhad filed the bankruptcy under chapter xx with the xx # xx dated xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxpost-petition due date was xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the amount of claim is xxand amount of arrearage is xxschedule D of voluntary petition shows the amount of claim without deducting the value of collateral is xxand the value of property is xxout of which xxis unsecured. xxis no any evidence of cram down.	xxagreement executed on xx/xx/xxxx shows a new modified balance of xxwith a rate x.xx% fixed and a maturity date of xx/xx/xxxx	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "Mortgage insurance certificate is missing from loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee."
* DTI > xx% (Lvl x)     ""According to the final loan application the borrower’s total monthly income is $xxxx.xx and  total debts are in the amount of $xxxx.xx. So, the DTI is greater than xx%.  ""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78135695	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.03	6.250%	480	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	311.307%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx xxxxx in the amount of xxin favor of xx, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county annual taxes have been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for xx month and the UPB as of the data is in the amount of xx.

xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for xx month. xxlast payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.

xxmore evidences are available in the latest servicing comments regarding further foreclosure proceedings.

xxevidences are available in the latest servicing comments regarding xx.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Report	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $xxx,xxx.xx Comparison Data: $xxx,xxx.xx Variance: -$xx.xx."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed due to This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing credit report (Lvl x)     "Credit report is missing in loan file"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7769510	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,401.99	10.460%	181	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with xx, LLC on xx/xx/xxxx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx., and it was recorded on xx/xx/xxxx.
xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of $x,xxx.xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtors "xxand xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was not filed. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay as per pro-rata basis xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of $x,xxx.xx.

xxper servicing comment dated xx/xx/xxxx, the borrower has been accepted the forbearance plan. xxforbearance plan has been started from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.

xxsubject property is in average condition and is owner occupied. xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xxto the PACER, the debtors "xxand xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR was not filed. xxchapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of $x,xxx.xx was committed to pay as per pro-rata basis.	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest xx.xx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification.	Credit Application Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "The ComplianceEase risk indicator is "Moderate", due to
TILA Right of Rescission Test:"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan is failed for
TILA Right of Rescission Test:
This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
																																																																																								* Missing Appraisal (Lvl x) "An appraiser report is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
22473897	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$395.55	6.000%	360	xx	xx	FHA	Fixed	Cash Out	95.616%	95.616%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	607	Not Applicable	44.702%	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2016	xx	$17,257.93	3.250%	$160.25	11/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is MERS as nominee for xx, xxwith xx | xx/xx# xx xxxx xxxxx.

xxchain of assignment has been completed .xxlast assignment is with xx, LLC.

xxliens and judgment.

xst installment combined taxes have been paid in the amount of $xxx.xx.
xnd installment combined taxes have been due in the amount of $xxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxper the review of payment history as of xx/xx/xxxx, the borrower is delinquent for xx months with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment the reason for default is unable to determine. xxsubject property has been occupied by owner. xxborrower's intention is to keep the property.   xxloan was modified on xx/xx/xxxx between the borrowers xxand the lender is xx-xx, LLC. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxxx%and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxdeferred principal balance is xx. xxdeferred principal balance is eligible for forgiveness. xxis no any principal forgiven balance.

xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $xxx.xx. xxschedule D of xxdoes not contain any unsecured portion. xxbankruptcy plan was confirmed on  xx/xx/xxxx. xxper chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee $xxx for xx months and $xxx for xx months and $xxx for xx months.
xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount of claim is xxand amount of arrearage is $xxx.xx. xxschedule D of xxdoes not contain any unsecured portion. xxbankruptcy plan was confirmed on xx/xx/xxxx. xxper chapter xx plan dated xx/xx/xxxx the debtor shall pay to the trustee $xxx for xx months and $xxx for xx months and $xxx for xx months.
xxloan was modified on xx/xx/xxxx between the borrowers xxand the lender is xx-xx, LLC. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxxx%and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx . xxinterest-bearing amount is xx. xxdeferred principal balance is xx. xxdeferred principal balance is eligible for forgiveness. xxis no any principal forgiven balance.	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Indiana license validation test.  Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the IN state. The following state disclosures are missing from the loan file: x. Hazard Insurance Disclosure x. Federal Consumer Credit Protection Act Disclosure x. Insurance Freedom of Choice Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24898858	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/23/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$259.37	11.430%	240	xx	xx	Conventional	Fixed	Cash Out	71.841%	71.841%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2020	xx	Not Applicable	9.335%	$206.40	01/01/2020	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with CitiFinancial, xx. with xx# xx xxchain of assignment has been completed; currently, the assignment is with the xx, LLC, a xx.

xxactive judgments or liens have been found against the borrower.
xxtaxes of xxxx have been paid on xx/xx/xxxx in the amount of $xx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collection.
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comments dated xx/xx/xxxx, the reason for default is excessive obligations.
xxper the comment history, the foreclosure was initiated. xxfile was referred to an attorney on xx/xx/xxxx. xxper the comments dated xx/xx/xxxx, the complaint was filed on xx/xx/xxxx. xx, the comments dated xx/xx/xxxx reflects that, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xxper the comment history, the foreclosure was initiated. xxfile was referred to an attorney on xx/xx/xxxx. xxper the comments dated xx/xx/xxxx, the complaint was filed on xx/xx/xxxx. xx, the comments dated xx/xx/xxxx reflects that, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found.
xx: xxto the PACER, the borrower had filed xxunder chapter-x on xx/xx/xxxx with the case# xx xxcase was discharged on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxloan modification agreement was made between borrower and servicer on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate xx.xxx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. xxlender agrees to forgiven $x,xxx.xx. xxis no deferred balance.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* Property is Manufactured Housing (Lvl x) "Home is not affixed. An appraisal report at origination is missing from the loan file; however, as per appraisal report dated x/xx/xxxx located at “xxxxxxxxxx_Appraisal_APR Uniform Residential Appraisal_xx-xx-xxxx_x”, the subject property type is Manufactured Home. As per the Mobile Home Declaration Page located at “xxxxxxxxxx_Loan Servicing File_Servicing File_xx-xx-xxxx pg# xx the MH has Serial# xx xxxx with Model year xxxx. However, the Affidavit of Affixation is not available in the loan file. The ALTA-x endorsement for manufactured home is not incorporated with the final title policy. Also, the VIN# xx not available in the legal description of the recorded mortgage. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination time is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file. x. Agent Preference Disclosure x. Casualty Insurance Disclosure x. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40270224	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$992.63	6.000%	360	xx	xx	FHA	Fixed	Refinance	97.389%	97.389%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	17.529%	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2020	xx	Not Applicable	2.518%	$559.51	03/01/2020	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx, L.L.C. in amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xxwhich was recorded on xx/xx/xxxx.
xxis a junior mortgage on the title in the amount of $xxxx.xx executed on xx/xx/xxxx and recorded on xx/xx/xxxx by lender, xxof xxand xx.
xxactive judgments or liens were found.
xxtaxes of xxxx are paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxper payment history as of xx/xx/xxxx, the borrower is delinquent by x month and is next due for xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx for the due date xx/xx/xxxx. xxcurrent UPB per tape data is xxand interest rate is x.xxx%.	xx: xxis in collection.
xxborrower is delinquent by x month and is next due for xx/xx/xxxx payment. xxlast payment was made on xx/xx/xxxx in the amount of $xxx.xx for the due date xx/xx/xxxx. xxcurrent UPB per tape data is xxRFD is excessive expenses.
xxwas modified on xx/xx/xxxx with new UPB of xx.
borrower, xxM xxand xxJ xxhad filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx.  xxplan was confirmed on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.
xx: xxto servicing comment dated xx/xx/xxxx, the foreclosure was initiated. xxdated xx/xx/xxxx states that foreclosure action was put on hold due to bankruptcy till xx/xx/xxxx.  xx, the FC action was put on hold due to loss mitigation workout.  xxloan modification was completed on xx/xx/xxxx. xxsale date was found in the collection comments.
																																																																																	xx: PACER record shows that borrower, xxM xxand xxJ xxhad filed the bankruptcy under chapter xx, case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx. xxper trustee's final report dated xx/xx/xxxx, the arrears in the amount of $x,xxx.xx was paid to creditor, xxLLC.	xxwas modified on xx/xx/xxxx with new UPB of xx. xxUPB to be paid with step interest at the rate of x.xxx% by making P&I of $xxx.xx starting from xx/xx/xxxx. xxinterest rate will increment by x.xx% till it reached x.xx%. xxnew maturity date will be xx/xx/xxxx.	Mortgage Insurance	xx	x: Acceptable with Warnings			* MI, FHA or MIC missing and required (Lvl x) "This loan is FHA and HUD reflects MI premium disbursement. However, MI certificate is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93046410	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,459.95	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	58.597%	58.597%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	49.309%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx, xx. xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xxwhich was recorded on xx/xx/xxxx. xxis a junior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of KeyBank xx. xxis a UCC lien in the favor of xx, xx. which was recorded on xx/xx/xxxx. xst and xnd installment taxes for the year of xxxx have been paid in the amount of $xxxx.xx. xxprior year delinquent taxes have been found.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for bankruptcy and foreclosure have been found. xxRFD is unable to be determined. xxproperty is owner occupied. xxcomments have been found stating the borrower’s income was impacted by xx. xxborrower xxA xxhas been working at xxA xx., xxas an xxfor xx years x months.
xx: xx: xx	Not Applicable	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $xx,xxx.xx and total expenses are in the amount of $xxxx.xx per AUS/DU (Locator# xx Page# xx and its recommendation is “Approve/Ineligible with xx.xx%. Per tape, subordinated financing payment was incorrect so DTI may be higher."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the revised closing disclosure delivery date test (no waiting period required). ( xx CFR §xxxx.xx(f)(x)(i) )
The revised closing disclosure delivery does not require a new waiting period and:
The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.
Changes before consummation not requiring a new waiting period. Except as provided in §xxxx.xx(f)(x)(ii), if the disclosures provided under §xxxx.xx(f)(x)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation due to a fee addition on LE dated xx/xx/xxxx.  The Final CD shows Rate Lock Fee of $xxxx.xx which did not appear on previous LE or CDs.  This is a fee increase of $xxxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees.

																																																																																							TRID Violation due to decrease in Lender Credit on Closing Disclosure dated x/xx/xxxx. Revised CD dated x/x/xxxx reflects Lender Credit at $xxxx.xx, however, Revised CD dated x/xx/xxxx reflects Lender Credit at $xxxx.xx. This is decrease of $xxx.xx for fee which has x% tolerance test"			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16450493	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,217.38	3.750%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xxmortgage, xxwith xx# xx xxchain of assignment has been completed currently the assignment is with the xx.
xxis a junior mortgage in the amount of xxin favor of xxas nominee for xx, xx. which is recorded on xx/xx/xxxx with instrument# xx xxare x civil judgment liens against the borrowers xx, and xxetc., et al in favor of different plaintiffs, which are recorded on different dates in the total amount of $x,xxx,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received date was unable to determine from available payment history. xxnext due date for payment is xx/xx/xxxx. xxP&I are in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxper comment history the borrower is current with the loan. xxreason for default is unable to determine from available comments. xxevidence has been found regarding damage or repairs in available servicing comments. xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xx: xxforeclosure was initiated and file was referred to attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. xxfurther details have been found in available comments.
xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The Note is missing from loan file. LNA also is missing from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x settlement statement is missing from loan file. The itemization or estimated HUD-x is also not found."	* Application Missing (Lvl x) "The Final Loan application is missing along with the Initial loan application from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated business Disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56815352	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$231.31	10.350%	360	xx	xx	Conventional	ARM	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx, xxfor xx, xx. xxthrough
xxxxxx- Hex which was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxannual installment of combined jurisdiction tax of xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.	xxto the payment history tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxcurrent rate and P&I is unavailable. xxUPB reflected as per tape is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and according to the payment history tape as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxcurrent rate and P&I is unavailable. xxUPB reflected as per tape is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xxborrower xxhad filed bankruptcy under chapter xx with the case # xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxdebtor was standardly discharged on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application / xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Late Fees Test: FAIL Loan Data x.xxx% Comparison Data x.xxx% Variance +x.xxx%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
A loan may provide for a delinquency charge on the amount of any payment in default for a period of not less than xx days in an amount not to exceed the greater of five percent of the amount of the payment or $x.xx."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas. The following disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20940303	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$624.03	11.360%	360	xx	xx	Conventional	ARM	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	21.696%	First	Final policy	Not Applicable	Not Applicable	04/01/2012	xx	Not Applicable	7.000%	$552.53	04/01/2012	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxin amount xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxis xxlien in amount $x,xxx.xx in favor of check xx, xx. recorded on xx/xx/xxxx.
xst installment combined taxes for the year of xxxx has been paid in amount $x,xxx.xx.
xxsecond installment combined taxes for the year of xxxx has been due in amount $x,xxx.xx for the due date xx/xx/xxxx.
xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%.	xx: xxreview of the servicing comments shows that the loan is performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxx%. xxper the latest comments, the subject property has been occupied by the owner and is in good condition. xxdamages or repairs have been found.
xx: xx: xx	xxloan modification agreement was made between xxand xxA. xx (borrowers) and xx, N.A. on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Loan Program Info Disclosure	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl x)     ""The operative index value is unable to be determined from the available loan files. ""
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7140445	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,997.60	3.250%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	No	808	Not Applicable	48.079%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with MERS as nominee for xx; xx.
xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xx; xxwhich was recorded on xx/xx/xxxx.
xxis a senior mortgage in the favor MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been  found.
xxprior year delinquent taxes have been found.	xxper the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxrecords for foreclosure and bankruptcy have been found. xxRFD is unable to be determined. xxcollection comments are missing. xxCOVID review has not been performed. xxcomments are missing from xx/xx/xxxx to xx/xx/xxxx.
xxborrower xxA. xxhas been working at DPR xxas an xxfor x months.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* Loan does not conform to program guidelines (Lvl x) "The subject property is an Investment. Provided Seller's tape is showing an alert that the borrower does not have a current housing expense. Per FNMA guidelines, no rental income may be used for the subject property."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of rate lock agreement is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27643799	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,066.23	2.875%	360	xx	xx	FHA	Fixed	Refinance	95.415%	95.415%	Streamline Refinance	No	FHA	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xx, xx. for the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%.	xx: xxloan is currently in the collection and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxcollection comments are missing. xxCOVID review has not been performed.
xx, the borrower is working at xxas retail consultant from xx months.

xx: xx: xx	Not Applicable	Missing DU/GUS/AUS Mortgage Insurance	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Revised LE dated xx/xx/xxxx shows Points - Loan Discount Fee at $x,xxx.xx, however Final CD dated xx/xx/xxxx shows Points - Loan Discount Fee at $x,xxx.xx. This is a fee increase of $x.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x)     "Loan is Uninsurable: Case Number canceled xx/xx/xx. Documents prepared xx/xx/xx. Cannot reinstate the case number and cannot insure. Will also be a repurchase."
* MI, FHA or MIC missing and required (Lvl x)     "MI Certificate is not available in the loan documents."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl x) "AUS is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96933738	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$741.09	3.125%	360	xx	xx	Conventional	Fixed	Refinance	66.538%	66.538%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	741	214.090%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx xxin the amount of xxwhich was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx.

xxis an active senior xxagainst the subject property in the amount of xxwhich was recorded on xx/xx/xxxx under xx/xx# xx in favor of MERS as nominee for xx. xxfinal CD does not reflect pay off for above said senior mortgage. xxfinal title policy does not reflect prior mortgage. xxtitle claim can be filed. xxsatisfaction of mortgage has not been found. xxcan be cured if satisfaction of mortgage is made and recorded.

xxactive judgments or liens have been found against the name of borrower or subject property.
xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.

xxloan has not been modified since origination.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.
xxthe time of loan origination borrower was working as “xx” at “xx, xx” for xxx months.
xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Seller tape data reflects issue as, "Self Employed Borrower with declining income." Cannot rely on documents in loan file. Unable to calculate ATR."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated x/xx/xxxx shows Points - Loan Discount Fee at $x.xx, Credit Report Fee at $xx.xx and Transfer Taxes at $xx.xx, however Final CD dated x/xx/xxxx shows Points - Loan Discount Fee at $xxx.xx, Credit Report Fee at $xx.xx and Transfer Taxes at $xx.xx. This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
																																																																																							* Loan does not conform to program guidelines (Lvl x) "Seller tape data reflects, “Self Employed Borrower with declining income.""	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78901199	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.35	2.250%	360	xx	xx	FHA	Fixed	Refinance	76.044%	76.044%	Full Documentation	Not Applicable	FHA	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	36.119%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated x/xxx/xxxx, the subject mortgage was originated in xx/xx/xxxx and recorded on xx/xx/xxxx.
xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xx, xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxtaxes of xxxx have been paid in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxper the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for xx/xx/xxxx. xxRFD is unable to be determined. xxcomments have been found stating the borrower’s income was impacted by xx.
xxborrower xx

xx: xx: xx	Not Applicable	Missing Disclosures Missing or error on the Rate Lock	xx	x: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE result is Moderate as this loan has failed Charges That Cannot Increase Test and Bona Fide Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan has failed Bona Fide Discount Points Test.

This loan failed the bona fide discount points test. (NC §xx-x.xA (c)(x)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated x/xx/xxxx shows Appraisal Re-Inspection Fee at $xxx.xx, however Final CD dated x/xx/xxxx shows Appraisal Re-Inspection Fee at $xxx.xx. This is a fee increase of $xxx.xx for a Non-Shoppable Fee which exceeds the x% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl x)     "Seller Tape reflect the following issues, Loan is uninsurable, closed on expired appraisal."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate Lock Agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl x) "Home Loan Toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test"
																																																																																								* Property is Manufactured Housing (Lvl x) "Home is affixed. An Appraisal Report at the origination located at “xxxxxxxxxx-Lindsey_Coffey pg# xx shows the type of subject property as a manufactured home. However, the Manufacture of Home Rider is located at “Ln# xx pg# xx The ALTA x Endorsement is not attached with the final title policy. Also, the VIN# xx NTAxxxxxxx/NTAxxxxxxx. The tax certificate attached with the updated title shows separate assessment for land and improvements."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51911673	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$924.21	6.000%	360	xx	xx	Conventional	Fixed	Refinance	96.344%	96.344%	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2021	xx	$8,265.97	4.000%	$554.17	01/01/2021	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is MERS as nominee for xx with xx | xx/xx# xx xxxxxxxxxxxxxxxxx xxxxxx / xxx. xxchain of assignment has been completed .xxlast assignment is with xx.
xxactive liens and judgment have been found .
xxannual taxes of xxxx have been paid in the amount of $xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxloan is in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper comment dated xx/xx/xxxx, the foreclosure was initiated by referring to attorney on xx/xx/xxxx. xxfurther details have been found.
xxto collection comment, no damages or repairs have been found. xxper the comment dated xx/xx/xxxx, the RFD is unemployment. xxto determine whether the borrower’s income was impacted due to xx.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was initiated by referring to attorney on xx/xx/xxxx. xxfurther details have been found.
xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance xx. xxUPB, the principal balance was deferred in the amount of $x,xxx.xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Mortgage Insurance	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is the conventional type. Final HUD-x show MI fee is $xx.xx. The required MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the AL state. The following state disclosures are missing from the loan file: x. Choice of Insurer."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
26962094	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,069.61	6.250%	360	xx	xx	FHA	Fixed	Refinance	95.449%	95.449%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	54.940%	First	Short Form Policy	Not Applicable	Not Applicable	06/01/2019	xx	Not Applicable	2.875%	$635.74	07/01/2019	Financial Hardship	xxreview of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin the favor of “xx, xx.” with xx | xx/xx# xx xxxx / xx.

xxchain of assignment is complete as the loan is currently in the assignment with “xx” recorded on xx/xx/xxxx.

xxactive judgments or liens have been found.

xxproperty taxes for the year xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collection.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is x month delinquent with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx %. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure proceedings have been found.

xxcollection comment does not state RFD.

xxto collection comments, no damage or repairs have been found.

xx: xx: xxper the PACER records, the debtor “xx, III” had filed bankruptcy under chapter xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the POC claim amount xxand the arrearage amount is xx. xxschedule D in voluntary petition shows the secured claim in the amount of xxand the value of collateral which supports the claim is xx. xx, there is no unsecured amount remains. xxplan was confirmed on xx/xx/xxxx. xxcase was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made between the borrower and lender on the effective date of xx/xx/xxxx xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven and deferred has been noted.	Mortgage Insurance Right of Rescission	xx	x: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl x) "This loan is FHA. The required MI certificate is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70763575	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	07/16/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$744.69	9.720%	360	xx	xx	Conventional	ARM	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	38.995%	First	Final policy	Not Applicable	Not Applicable	09/01/2014	xx	$66,524.69	2.000%	$134.73	09/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee MERS as nominee for xxfor the amount of xx.
xxchain of assignment has been completed. xx, the assignment is with the xx which was recorded on xx/xx/xxxx.
xxliens and judgments have been found.
xxis HOA lien against the subject property in the favor of xx, xx. dba xxfor the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
A county annual tax of xxxx has been due in the amount of $xxx.xx.
A county annual tax of xxxx has been due in the amount of $xxx.xx.
xxprior year delinquent taxes have been found.
xxhistory as of xx/xx/xxxx shows that the loan is x months behind its regular payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxdue date is xx/xx/xxxx. xxcurrent UPB is xx.	xx: xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxunpaid principal balance is reflected in the amount of xx. xxinterest rate is x.xxx% and P&I of $xxx.xx.
RFD is curtailment of income.
xxwas modified on xx/xx/xxxx with new UPB of xx. xxUPB, the amount of xxhas been deferred till maturity. xx, remaining UPB  xxto be paid with fixed interest at the rate of x.xx % by making P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx (xx).
xxforeclosure action was found in the collection comments.

xx:-
xxper the servicing comment dated xx/xx/xxxx, the reason for default is unemployment.
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.
xx: xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xx. xxUPB, the amount of xxhas been deferred till maturity. xx, remaining UPB xxto be paid with fixed interest at the rate of x.xx % by making P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx (xx).	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11590985	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$710.89	11.140%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxII a corporation in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has been completed. xxlast assignment is with xx which was recorded on xx/xx/xxxx.

xxis a senior mortgage that originated on xx/xx/xxxx with lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx.

xxis a hospital lien in the favor of xx, xxand xx, xx. in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxis a credit card judgment in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxannual installment taxes of xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxcomment dated xx/xx/xxxx shows that the reason for default is curtailment of income.
xxlatest servicing comment or BPO report has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA APR Test: FAIL x.xxx% xx.xxx% -xx.xxx%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is not missing from the loan file."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "The subject property appraisal report at origination is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The right of rescission/right of cancel disclosure is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88615877	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.96	6.161%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2010	xx	$104,460.85	4.750%	$454.08	08/01/2010	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with lender “xx.
xxis an active junior mortgage available in the updated title report in the amount of xxin favor of MERS as nominee for “xx” and it was recorded on xx/xx/xxxx.
xxactive judgments/liens have been found in the updated title report against the borrower/subject property.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx.xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/xxxx & complaint was filed on xx/xx/xxxx.xxservice was completed on xx/xx/xxxx.xxas per comment dated xx/xx/xxxx, the loan has been reinstated & foreclosure action has been dismissed. xxfurther information is available regarding the foreclosure process.
xxdebtor (xx & xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx in xxpetition shows that the unsecured amount xxout of secured claim in the amount of xxand the value of collateral is xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx  with the secured claim xx & with an arrearage of xx. xxdeadline for POC filing is xx/xx/xxxx.xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.

xx: xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/xxxx & complaint was filed on xx/xx/xxxx.xxservice was completed on xx/xx/xxxx.xxas per comment dated xx/xx/xxxx, the loan has been reinstated & foreclosure action has been dismissed. xxfurther information is available regarding the foreclosure process.
xx: xxdebtor (xx & xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx
xx-D in xxpetition shows that the unsecured amount xxout of secured claim in the amount of xxand the value of collateral is xx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx  with the secured claim xx & with an arrearage of xx. xxdeadline for POC filing is xx/xx/xxxx.xxdebtor had discharged from the bankruptcy on xx/xx/xxxx & terminated on xx/xx/xxxx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxstep modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xx%.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93562244	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$969.57	2.750%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Radian	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.598%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx. xxassignment has been found. xxcurrent assignment is with the MERS as nominee for xx. xxfirst installment taxes of xxxx have been paid on xx/xx/xxxx and the second installment taxes are due on xx/xx/xxxx each in the amount of $x,xxx.xx. xxprior years delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx. xxmodification, forbearance details are available in recent collections comments. xxforeclosure activity has been found. xxpertaining bankruptcy-related details have been found. xxevidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xxdamage pertaining to the subject property has been found. xxper the final application, the borrower is working in xxstaff as a xxfrom xx months.
xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approved as accept at xx%. Tape shows AUS invalid due to miscalculation of debts. DTI may be in excess of xx%. Details not provided. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan failed charges that cannot increase x% Tolerance test. Initial LE dated xx/xx/xxxx does not reflect Transfer Taxes. Final CD dated x/x/xxxx reflects the addition of Transfer Taxes at $xxx.xx (Transfer Taxes of $ xxx.xx Paid by Seller) This is an increase of $xxx.xx for charges that cannot increase x% test However, COC for the addition Of Transfer Taxes is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP(Locator Credit File - Romero_Pg# xx and its recommendation is “Accept” with a DTI of xx%"
																																																																																								* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP(Locator Credit File - Romero_Pg# xx and its recommendation is “Accept” with a DTI of xx%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27526008	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,169.69	2.625%	360	xx	xx	Conventional	Fixed	Purchase	97.000%	97.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	41.531%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx with the lender MERS as nominee for xxfor the amount of xx.
xxto the updated title report dated xx/xx/xxxx, the chain of assignment has not been completed. xxassignments have been found.
xxactive liens and judgments have been found against the borrower and subject property.
xxand second installments of county taxes for the year of xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx and $xx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found.

xxto latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%.

xx: xxloan is currently in the performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date xx/xx/xxxx. xxunpaid principal balance is reflected in the amount of xx. xxcurrent P&I is $x,xxx.xx and the interest rate is x.xxx%. xxloan has not been modified. xxforeclosure was not initiated. xxborrower did not file bankruptcy. xxsubject property and the reason for default are unable to be determined. xxcomment pertaining damage to the subject property has been observed.
xx, the borrower is working at EMC xxas xxfrom x months.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approved at xx%. Per tape, income was not documented and DTI may be in excess of xx%. Unable to rely on docs I file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed charges that cannot increase test; Initial LE dated xx/xx/xxxx does not reflect Title Document Preparation Fee and Transfer Taxes. However, Final CD dated xx/xx/xxxx reflects Title Document Preparation at $xx.xx and Transfer Taxes at $xxx.xx This is increase of +xxx.xx that cannot increase. Both fees ($xxx.xx) paid by seller

The loan failed Charges that in total cannot Increase more than xx% test due to addition of fee in Final CD dated xx/x/xxxx. Initial LE dated xx/xx/xxxx does not reflect Title Courier Fee. However, final CD dated xx/x/xxxx reflects at $xx.xx. Valid COC for the addition of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than xx% in Initial Loan Estimate is $xxx.xx and on Final Closing Disclosure Fee amount is $xxx.xx Exceeds by +$x.xx. However Fee (+$xx) paid by seller.HARGES THAT IN TOTAL CANNOT"
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed charges that cannot increase test; Initial LE dated xx/xx/xxxx does not reflect Title Document Preparation Fee and Transfer Taxes. However, Final CD dated xx/xx/xxxx reflects Title Document Preparation at $xx.xx and Transfer Taxes at $xxx.xx This is increase of +xxx.xx that cannot increase. Both fees ($xxx.xx) paid by seller

The loan failed Charges that in total cannot Increase more than xx% test due to addition of fee in Final CD dated xx/x/xxxx. Initial LE dated xx/xx/xxxx does not reflect Title Courier Fee. However, final CD dated xx/x/xxxx reflects at $xx.xx. Valid COC for the addition of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than xx% in Initial Loan Estimate is $xxx.xx and on Final Closing Disclosure Fee amount is $xxx.xx Exceeds by +$x.xx. However Fee (+$xx) paid by seller.HARGES THAT IN TOTAL CANNOT"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Loan fails Prohibited Fees Test due to charges Title-IA Title Guaranty Fee$xxx.xx. However, in certain states fees may not be charged to the under any circumstance, Including Title-IA Title Guaranty Fee hence fails prohibited fees test."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed charges that cannot increase test; Initial LE dated xx/xx/xxxx does not reflect Title Document Preparation Fee and Transfer Taxes. However, Final CD dated xx/xx/xxxx reflects Title Document Preparation at $xx.xx and Transfer Taxes at $xxx.xx This is increase of +xxx.xx that cannot increase. Both fees ($xxx.xx) paid by seller

																																																																																							The loan failed Charges that in total cannot Increase more than xx% test due to addition of fee in Final CD dated xx/x/xxxx. Initial LE dated xx/xx/xxxx does not reflect Title Courier Fee. However, final CD dated xx/x/xxxx reflects at $xx.xx. Valid COC for the addition of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than xx% in Initial Loan Estimate is $xxx.xx and on Final Closing Disclosure Fee amount is $xxx.xx Exceeds by +$x.xx. However Fee (+$xx) paid by seller.HARGES THAT IN TOTAL CANNOT"			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4084761	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$845.55	2.750%	360	xx	xx	USDA	Fixed	Purchase	102.030%	102.030%	Full Documentation	Yes	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	749	41.323%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx, LLC in the amount of xxwhich was recorded on xx/xx/xxxx under xx# xx xxchain of assignment has been completed as the mortgage is currently with the current assignee xx, LLC.

xxactive judgments or liens have been found against the name of borrower or subject property.

xxannual xxfor xxxx have been paid in the amount of $x,xxx.xx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper review of latest payment history as of xx/xx/xxxx the loan is performing. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx with the interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.
xxloan has not been modified since origination.
xxevidences have been found regarding the current/prior foreclosure proceedings.
xxsubject property is owner occupied and no visible damages were reported.
xxper PACER report borrower has not filed bankruptcy since loan origination.
xxthe time of loan origination borrower was working as “xx” at “xx” for x months.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Missing Required State Disclosures Transmittal (xxxx)	xx	x: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "Loan fails charges that cannot increase test; Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at x,xxx.xx. However final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase of +$x,xxx.xx."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape reflects following issue 'Uninsured USDA- Loan amount exceeded commitment'"
* Missing or error on the Rate Lock Document (Lvl x)     "A copy of Rate Lock Agreement is missing from the loan documents."
* Missing Required State Disclosures (Lvl x)     "A copy of Your Home Tool Kit is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "A copy of Transmittal xxxx is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73790575	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$856.41	3.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	739	45.557%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xxLLC.
xxof assignment has been completed. xx, the mortgage is with MERS as nominee for xxLLC which was recorded on xx/xx/xxxx.
xxare x civil judgments in the favor of xxof xxand xxLLC in the total amount of xxwhich were recorded on different dates.
xxare x senior state tax liens in the favor of xxof xxfirst in the amount of $xxxx.xx which was recorded on xx/xx/xxxx and the other in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xst installment county taxes of xxxx have been paid in the amount of $xxxx.xx.
xnd installment county taxes of xxxx have been due in the amount of $xxxx.xx.
xxprior year delinquent have been found
xxper the review of the payment history, the loan has been current with the loan and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxpresent status of the loan is in performing and the next payment is due for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxforeclosure and bankruptcy have been found. xxRFD is unable to be determined.
xxcomments have been found stating the borrower’s income was impacted by xx. xxborrower xxE xxhas been working at xx., as a xxfor x months

xx: xx: xx	Not Applicable	Missing Disclosures Missing or error on the Rate Lock Origination Appraisal	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approve/eligible at xx%. Tape shows SSNs were not validated. Details not provided. Unable to rely on docs in file and unable to calc ATR."	* Appraisal not dated (Lvl x) ""Due to appraisal document is missing from loan file, it is not dated.""
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. However, Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is fee increase of $x,xxx.xx for x% tolerance test fee. Valid COC for the increase in fee amount is missing in the loan documents.

TRID Violation in Charges that Cannot Increase test due to increase of fee in Final CD dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects Credit Report Fee at $xx.xx. However, Final CD dated xx/xx/xxxx reflects Credit Report Fee at $xx.xx. This is fee increase of +$xx.xx. Valid COC for the increase in fee amount is missing in the loan documents.

Loan failed charges that cannot increase test. Initial LE dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. However, Final CD dated xx/xx/xxxx reflects Transfer Fee Taxes at $x,xxx.xx (Transfer Taxes of $x,xxx.xx Paid by Buyer and $x,xxx.xx Paid by Seller). This is an increase of +$x,xxx.xx for charges that cannot increase."
* Missing Appraisal (Lvl x)     "Appraisal document is missing from loan file."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement is missing from loan file."
																																																																																							* Missing Required Disclosures (Lvl x) "Your home loan toolkit is missing from loan file."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% the Borrower income was $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Chacon-Martinez loan file pg# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55597182	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,130.90	3.375%	360	xx	xx	Conventional	Fixed	Refinance	73.926%	73.926%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	39.084%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxactive liens and judgments have been found against the borrower and the property.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxborrower xxW. xxhas been working at xxLLC as xx-xxfor xx years.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject loan approved at xx%. Tape shows income miscalculation. Further details not provided. Unable to rely on available documents and unable to calculate ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TRID "Section E. Taxes and Other Government Fees" validation test.
This loan contains a fee or fees where "compensation to" is set to a party other than other, but this fee or fees should not be retained by any party other than other. "Section E. Taxes and Other Government Fees" should contain the amounts to be paid to State and local governments for taxes and other government fees. However Initial CD Does not Reflects Recording Fee."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan fails initial closing disclosure date test' Initial CD dated xx/xx/xxxx not signed by borrower, doc tracker is missing added x days get receipt date that is x/xx/xxxx."
* Missing Appraisal (Lvl x)     "As per xxxx property inspection wavier is required. However, Property Inspection Waiver(PIW) is missing in the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Copy of rate lock agreement is missing from loan documents. However, available rate lock agreement is not covering loan amount(locator# xx pg# xx			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49721733	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,154.25	7.250%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.311%	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2017	xx	$37,055.59	3.375%	$455.92	11/01/2017	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “MERS as nominee for xx” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is complete as the subject mortgage is currently assigned to “xx.”

xxare two active IRS liens available against the borrower amounting to xxin favor of “xxof xx” latest of which was recorded on xx/xx/xxxx.

xxcounty taxes of xxxx have been paid in the amount of $xx.xx on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in foreclosure and under delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto latest xx months servicing comments, the foreclosure of the subject property has begun. xxforeclosure was referred to attorney on xx/xx/xxxx; however, the foreclosure has been placed on hold due to forbearance on xx/xx/xxxx.

xxto latest xx months servicing comments, the reason for default of borrower is covid impact and the last reason for default date is xx/xx/xxxx. xxsubject property is currently occupied by owner with no visible damages or repairs. xxis currently in average condition.
xx: xxto latest xx months servicing comments, the foreclosure of the subject property has begun. xxforeclosure was referred to attorney on xx/xx/xxxx; however, the foreclosure has been placed on hold due to forbearance on xx/xx/xxxx.
xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "The subject property is a manufactured home and has been attached & affixed to permanent foundation. There is a copy of “Affidavit to Immobilize Mobile Home” available in the updated title report dated x/xx/xxxx (Ref-Ln# xx  which confirms that subject property is affixed to permanent foundation. Also, the final title policy (Ref-Doc# xx Policy-xxxxxxxxaxxxxxxx.pdf) has Alta-x endorsement; however, Manufactured Rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30518310	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	08/09/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$723.69	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	68.235%	68.235%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/16/2014	xx	Not Applicable	4.500%	$574.16	02/01/2014	Financial Hardship	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender “xx." in the amount of xxwhich is recorded on xx/xx/xxxx. xxtaxes is $x.xx.
xxactive judgments and liens were found on subject property.
xxfor the year xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxx.xx and $xxx.xx respectively.
xxschool tax of xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.

xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from x months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is in collection.
xxto the payment history as of dated xx/xx/xxxx, the borrower is delinquent from x months with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount $xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx. xxis no foreclosure activity in the loan file.
xxbankruptcy filed by borrower.
xxpertaining damages found against the subject property.

xx:
xxper the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
xxper servicing comment dated xx/xx/xxxx, the property is owner-occupied.

xx: xx: xx	xxmodification agreement was made between the borrowers “xxA xx”, and servicer (xx) “xxLP as xxfor DLJ xx.” on xx/xx/xxxx. xxhas promised to pay the principal and interest in the amount of $xxx.xx with the interest rate of x.xxx% on same day of each month till the maturity date. xxnew principal balance is xx, which is also an interest bearing amount. xxlast modified payment will be due on xx/xx/xxxx. xxloan has been modified in xxxx and xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The compliance ease risk indicator is moderate as the loan is failing for
TILA Finance Charge Test
TILA Foreclosure Rescission Finance Charge Test
TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow acct disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79931796	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,581.25	$2,244.58	6.875%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.065%	First	Final policy	Not Applicable	xx	07/01/2013	xx	$61,117.30	4.000%	$910.79	08/01/2013	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx, xxand it was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxactive judgments or liens have been found. xxinstallment county taxes of the year xxxx-xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx. xxinstallment county taxes of the year xxxx-xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is xx.	xx: xxis in performing status. xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB but the provided tape data as of xx/xx/xxxx reflects the UPB in the amount of xxand deferred balance is xx. xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney. xxper comment dated xx/xx/xxxx, the legal action was filed with case# xx xxper comment dated xx/xx/xxxx, the motion to dismiss the foreclosure was filed. xxfurther details have been found. xxbankruptcy filing has been found. xxto collection comment, no damages or repairs have been found. xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxstated that he has been laid off and asked for assistance. xxreason for default is curtailment of income. xxmonths plan was approved from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the borrower still have impact of xx-xx. xxfurther details have been found.
xx: xxper comment dated xx/xx/xxxx, the foreclosure was started by referring to attorney. xxper comment dated xx/xx/xxxx, the legal action (xx) was filed on xx/xx/xxxx with case# xx  xxper comment dated xx/xx/xxxx, the motion to dismiss the foreclosure was filed. xxfurther details have been found.
xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is x/x/xxxx which after the Note date x/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81618373	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$518.70	4.990%	360	xx	xx	FHA	Fixed	Purchase	99.215%	99.215%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.376%	First	Final policy	Not Applicable	Not Applicable	06/30/2016	xx	$31,454.65	5.000%	$348.00	06/01/2016	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xxO. xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxborrower has also promised to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxborrower has also promised to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial escrow disclosure is missing from loan files."
* MI, FHA or MIC missing and required (Lvl x)     "This is FHA Loan and required MI certificate is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is available in loan file. However, TIL is not signed by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75111604	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,596.78	$3,236.16	7.375%	360	xx	xx	Conventional	Fixed	Refinance	79.676%	79.676%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	40.075%	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2017	xx	$33,000.00	2.000%	$1,261.28	09/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxis on first lien position. xxthere is one junior mortgage on the subject property in the amount of xxin favor of xx, N.A. which was recorded on xx/xx/xxxx. xxare xx credit card judgments found on subject borrower in the total amount of xxwhich were recorded in year xxxx-xxxx.	xxpayment history dated xx/xx/xxxx shows that the borrower is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in performing.
xxpayment history dated xx/xx/xxxx shows that the borrower is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxborrower has also promised to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxbankruptcy has been filed yet.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

																																																																																	xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $x,xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxborrower has also promised to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.		xx	x: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28378699	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,447.92	5.875%	360	xx	xx	Conventional	ARM	Refinance	71.429%	71.429%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	20.401%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	$7,654.56	3.250%	$2,394.63	Unavailable	Unavailable	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, N.A which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, xx. xxis on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxis missing from loan file as this is an ARM rate conventional mortgage with P&I of $x,xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx.xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $x,xxx.xx and rate of interest is x.xxx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of modification. xxtape data indicates the maturity date of xx/xx/xxxx. xxoriginal rate is x.xxx% and mod original P&I is $x,xxx.xx. xxevidence has been found regarding the modification in latest collection comments.
xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed before the deadline. xxdate was xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount xxand an arrearage in the amount of xx. xxthe xxis not in active status since it was discharged on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.
xxis missing from loan file as this is an ARM rate conventional mortgage with P&I of $x,xxx.xx along with interest rate of x.xxx% till the maturity date of xx/xx/xxxx.
xxcurrent P&I as per the latest payment history as of xx/xx/xxxx is $x,xxx.xx and rate of interest is x.xxx%, however, there is a reduction in rate of interest with respect to xxdata which seems that there may be a possibility of  modification.
xxtape data indicates the maturity date of xx/xx/xxxx. xxoriginal rate is x.xxx% and mod original P&I is $x,xxx.xx. xxevidence has been found regarding the modification in latest collection comments.
Affiliated Business Disclosure Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30303523	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$725.95	8.490%	360	xx	xx	Conventional	ARM	Purchase	94.975%	94.975%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	37.152%	First	Final policy	Not Applicable	Not Applicable	06/13/2014	xx	$19,188.39	6.000%	$424.05	07/01/2014	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xxI, xx., in the amount of xxand which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the assignment is with the subject lender xx, xx. xxactive judgments or liens found. xxcombined taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx. xxany prior year taxes are delinquent as per updated title report.	xxas of dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx. xxpayment xx’s tape data shows the xxas x.xx % and unpaid principal balance as xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxas of dated xx/xx/xxxx reveals that the borrower has been the delinquent from xx/xx/xxxx to till date. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent P&I is $xxx.xx. xxpayment xx’s tape data shows the xxas x.xx % and unpaid principal balance as xx.

xxcomment dated xx/xx/xxxx, the borrower had loss the job due to covid-19. xxborrower has received a deferral which was beginning with the xx/xx/xxxx payment. xxcomment dated xx/xx/xxxx, the borrower is not working yet. xxfurther details have been found.

xxper review of servicing comment, the subject property owner occupied with good condition. xxper the collection comment dated xx/xx/xxxx the FEMA xxwas declared on xx/xx/xxxx for xx (xx-xxxx). xx, unable to determine whether that the property damage or not.
xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of xxand interest bearing amount of xx. xxborrower promised to pay $xxx.xx monthly, with the interest rate of x.xx (per). xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx. xx, the borrower was delinquent under the modification plan, hence the borrower is paying the mortgage payment as per original note.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures Prepayment Penalty Rider	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas State. The following state disclosures are missing in the loan file; x) TX Loan Agreement Notice x) Commitment Requirement/Anti-Tying x) TILA Disclosures in Spanish x) Choice of Insurance Notice x) Non-Deposit Investment Product Disclosure Are there any promotional materials x) Insurance Solicitation/Post Commitment Requirement, Anti-Coercion Notice"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
* Prepayment Rider Missing (Lvl x)     "Prepayment rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date xx/xx/xxxx is different from the Note date of xx/xx/xxxx."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23867611	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$748.96	6.750%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	55.255%	First	Final policy	Not Applicable	Not Applicable	08/01/2017	xx	$68,000.00	2.000%	$356.54	09/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xxof xx, N. A.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in performing. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x month and the UPB as of the data is in the amount of xx.

xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.

xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x month. xxlast payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.

xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand with collateral of xx. xxdebtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.

xx: xx: xxdebtor (xx) had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx the plan was confirmed on xx/xx/xxxx. xxdebtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xx-D in xxpetition shows that the unsecured amount is xxout of secured claim in the amount of xxand with collateral of xx. xxdebtor was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx.	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "ComplianceEase Risk Indicator is "Elevated" due to “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final Truth in Lending document is not hand dated by the Borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57077239	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.08	8.550%	360	xx	xx	Conventional	ARM	Cash Out	85.000%	85.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxxx /xxx.
xxchain of assignment has not been found.
xxis junior mortgage against the subject property in the favor of xxand xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive liens and judgments have been found against the borrower and subject property.
xxtaxes for year xxxx have been paid off in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18869303	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,378.64	5.840%	360	xx	xx	Conventional	ARM	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/23/2016	xx	$115,566.86	4.125%	$1,248.83	11/25/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is xxwith xx | xx/xx# xx xx xxxxxxx.

xxchain of assignment has been completed. xxlast  assignment is with xx.

xxliens and judgment has been found.

xst installment combined taxes of xxxx/xxxx have been paid in the amount of $xxxx.xx.
xnd installment combined taxes of xxxx/xxxx have been paid in the amount of $xxxx.xx.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I are in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in collections. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I are in the amount of $x,xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is the borrower's income is impacted by covid-19. xxper servicing comment the subject property has been occupied by the owner. xxborrower's intention is to keep the property. xxdamage or repair has been found.

xxloan was modified on xx/xx/xxxx between the borrower xxand xxA. xxand the lender is xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx%and the borrower promises to pay P & I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxdeferred balance other than UPB is xx. xxinterest-bearing amount is xx.

xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was not filed. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy was dismissed on
xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under xx-xx with the case# xx xx/xx/xxxx. xxPOC was not filed. xxschedule D of xxshows that does not contain any unsecured portion. xxis no comment indicating a cram-down. xxbankruptcy was dismissed on
xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxloan was modified on xx/xx/xxxx between the borrower xxand xxA. xxand the lender is xx, xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xxx%and the borrower promises to pay P & I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxdeferred balance other than UPB is xx. xxinterest-bearing amount is xx.
xxmod is x year interest only period.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the CA state. The following state disclosures are missing from the loan file:
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Earthquake Disclosure for Condominiums
x. Hazard Insurance Disclosure
x. Insurer Recommendation Disclosure
x. CA Fair Lending Notice
x. Anti-Tying Disclosure
x. Privacy Notice
xx. Notice of Right to Copy of Appraisal
xx. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl x)     "As per note unable to determine the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32622156	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$687.82	6.375%	360	xx	xx	Conventional	Fixed	Purchase	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	52.042%	First	Final policy	Not Applicable	Not Applicable	04/01/2010	xx	$44,496.00	2.000%	$232.32	05/01/2010	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, an xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with MERS as nominee for xx, an xx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, an xx, and it was recorded on xx/xx/xxxx.

xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR has not been filed.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxper collection comment dated xx/xx/xxxx, the borrower had been impacted through job loss, a reduction of hours or temporary unemployment. xxcomment dated xx/xx/xxxx revels that the covid-19 deferral plan had been signed up for two month (xx & xx). xxfurther more details are available in latest servicing comments.

xxper review of servicing comment, the subject property owner occupied with good condition. xxdamage and repairs have been found latest servicing comments.
xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. MFR has not been filed.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%. xxborrower had also given the promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx. xxUPB that has been amortized is xxas an interest bearing amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45314985	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$357.17	9.750%	768	xx	xx	Conventional	Fixed	Refinance	63.830%	63.830%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/01/2020	xx	Not Applicable	11.250%	$268.46	02/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx, xx. “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx and xxto xx, xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. xxprior years delinquent taxes found. xxfollowing liens and judgments are active on the title:

x. xxis an active junior xxlien available in the updated title report against xxL. xxin the amount of $xx.xx in favor of "xxof xx" and it was recorded on xx/xx/xxxx.

xxof the payment history provided for the period xx/xx/xxxx till xx/xx/xxxx shows the last payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is xx.xxx%.	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows the loan is performing and borrower wants to keep the property.
xxnew modified rate is xx.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.
xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx.xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is xx.xxx%.
xxbankruptcy filed by borrowers.
xxdetails regarding foreclosure proceedings found in loan file or servicing comments.
xxdamage found on the subject property.

xx: xx: xx	xxmodification agreement was made between xxand xxof xxand lender xx, xx. on xx/xx/xxxx. xxnew modified rate is xx.xxx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "As subject property is located in West Virginia which is a super lien state and following disclosures are missing from the loan file-

x-WV Collateral Protection Insurance Notice x.
x-Co-Signer Notice.
x-Financial Institution Insurance Disclosure.
x-Non-Deposit Investment Product Disclosure.
x-Financial Institution Insurance Disclosure.
x-Non-Deposit Investment Product Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8777567	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.25	11.375%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	76.009%	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2017	xx	Not Applicable	2.000%	$383.81	09/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxtaxes are paid in the total amount of $x,xxx.xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxof updated payment history as of xx/xx/xxxx, the loan is currently x month in delinquency and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently x month in delinquency and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xxout of which $x.xx has been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is "Moderate" as ComplianceEase TILA test failed as this loan failed the TILA right of rescission test.The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA test failed as this loan failed the TILA right of rescission test.The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* DTI > xx% (Lvl x)     "DTI is greater than xx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40517237	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,163.56	2.875%	360	xx	xx	Conventional	Fixed	Refinance	71.262%	71.262%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	778	768	40.337%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with MERS as nominee for xx, xx, with xx# xx xxchain of assignment has been completed; currently, the assignment is with the MERS as nominee for xx, xx.

xxis a junior mortgage against the subject property in the favor of “xx, chartered in the xxof xxunder the laws of the xxof xx”, which was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx# xx xst and xnd installment county taxes of xxxx are due on xx/xx/xxxx and xx/xx/xxxx in the total amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of xxand PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of xxand PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approved at xx.xx% but tape shows missing material SE income docs. Unable to rely on docs in file and unable to calculate ATR."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Loan fails “Revised Closing Disclosure Delivery Date test”. Revised Closing Disclosure dated xx/xx/xxxx is not signed by the borrower. Document tracker is also missing for this disclosure. The test fails because the Revised Closing Disclosure receipt date is provided as xx/xx/xxxx and the revised closing disclosure receipt date is after the consummation date which is xx/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/xxxx does not reflects Points - Loan Discount Fee. However, Final CD dated xx/xx/xxxx reflects Points-Loan Discount Fee at $x,xxx.xx. This is an increase of $x,xxx.xx for charges that cannot increase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87549374	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,352.28	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2021	xx	Not Applicable	2.750%	$708.18	04/01/2021	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx which was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx which was recorded on xx/xx/xxxx.
xxis a hospital lien in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a credit card judgment in the favor of xxLLC in the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a state tax lien in the favor of xxof xxand xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a state tax lien in the favor of the people of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a muni/city/code lien in the favor of xxo/b/o xxA xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. xx, the property address does not match with the supported document.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	xxmodification agreement has made between the lender xxand the borrower xxJ. xxon xx/xx/xxxx. xxnew principal balance as per mod is xx. xxfirst payment was due on xx/xx/xxxx and the maturity date is xx/xx/xxxx. xxmodified P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. xxis a provision for the balloon payment in the amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Appraisal not signed (Lvl x)     "An Appraisal at origination is incomplete as the map, layout, pages, etc. are missing."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57897568	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Unavailable	Yes	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,888.09	7.500%	360	xx	xx	FHA	Fixed	Purchase	98.357%	98.357%	Unavailable	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	xx	Unavailable	4.000%	$1,149.33	07/01/2021	Unavailable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, LTD which was recorded on xx/xx/xxxx.

xxchain of assignment has been completed. xxlatest assignment is with xx recorded on xx/xx/xxxx.

xxactive liens and judgment have been found.

xxannual taxes of xxxx/xxxx have been paid in the amount of $xxxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in foreclosure. xxfor default is job issues.
xxto the payment history as of xx/xx/xxxx the last payment date was filed on xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I are in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxborrower filed bankruptcy under chapter-x.xxplan was discharged on xx/xx/xxxx.xxforeclosure was initiated. xxfile was referred to attorney, the complaint was filed in xx/xx/xxxx.xx,the FC was on hold due to litigation. xxfurther information has been found. xxfurther information has been found.
xxinformation has been found related damage or repairs.

xx: xxper the comment dated xx/xx/xxxx the foreclosure file was referred to an attorney on xx/xx/xxxx and the foreclosure put on hold due to loss mitigation on xx/xx/xxxx. xxper the comment dated xx/xx/xxxx, the file is in contested for additional fees and as per the comment dated xx/xx/xxxx the contested matter has been resolved due to modification is finalized.
xx: xxborrower filed bankruptcy under chapter-x with the case # xx xx/xx/xxxx. xxmotion for relief filed on xx/xx/xxxx. xxreaffirmation agreement was filed on xx/xx/xxxx. xxcase was discharged on xx/xx/xxxx.xxfurther information has been found.	xxis conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of xx/xx/xxxx. xxP&I as per payment history is the $x,xxx.xx and rate of interest is x.xx% however, there is a different in P&I and rate of interest with respect to xxdata. xxthe modification is missing from the loan file.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27594836	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,527.86	10.650%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2021	xx	Not Applicable	7.000%	$649.00	07/01/2021	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with MERS as nominee for xxUSA, xx., with xx# xx xxchain of assignment has been completed; currently, the assignment is with xx.

xxis a state tax lien against the borrower in the favor of xx, xxof xx, xxof xx, which was recorded on xx/xx/xxxx in the amount of $xxx.xx.

xxcombined taxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the borrower is performing with the loan.
xxto the payment history as of xx/xx/xxxx, the borrower is performing with the loan. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.

xx: xx: xx	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and the lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxare no deferred balance and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Unable to confirm the operative index value in the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43473144	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$969.92	2.750%	360	xx	xx	FHA	Fixed	Cash Out	81.365%	81.365%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.828%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the pro-title dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx.
xxchain of assignment has been completed. xx, the mortgage is with MERS as nominee for xxwhich is recorded on xx/xx/xxxx.
xxare x judgments first in the favor of xxwhich was recorded on xx/xx/xxxx in the amount of xx, second in the amount of $xxx.xx which was xx/xx/xxxx in the favor of xx. and the other in the amount of $xxxx which was recorded on xx/xx/xxxx in the favor of xxLLC.
xxis a senior mortgage in the amount of xxwhich was recorded on xx/xx/xxxx in the favor of xxof xxand xx.
xxtaxes of xxxx have been paid in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx	xx: xxpresent status of the loan is in performing and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for xx/xx/xxxx. xxevidence of post-closing foreclosure and bankruptcy have been found. xxRFD is unable to be determined. xxproperty is owner occupied.
xxrepairs and damages have been found. xxcomments have been found stating the borrower’s income has been impacted by xx. xxborrower xxhas not working at xxas a xxfor xx years.

xx: xx: xx	Not Applicable	Mortgage Insurance	xx	x: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated x/xx/xxxx not signed by borrower. Document tracker is missing and x business days were added to get receipt date x/xx/xxxx. Which is after revised CD dated x/xx/xxxx

Loan fails Revised Closing Disclosure Delivery Date Test (No Waiting Period Required); revised closing disclosure dated x/xx/xxxx not signed by borrower. Document tracker is missing and x business days were added to get receipt date x/xx/xxxx.However, Final CD is delivered on x/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan fails charges that cannot increase test ; Initial LE dated xx/xx/xxxx does not reflects Appraisal Fee - Recertification. However, Final  CD dated x/xx/xxxx reflects Appraisal Fee - Recertification at $xxx.xx. This is increase of $xxx.xx. Valid COC is missing from loan documents.

Loan fails charges that in total increase more than xx% test; Initial  LE dated xx/xx/xxxx reflects charges that in total increase more than xx% fees at $x,xxx.xx. However, Final CD dated x/xx/xxxx reflects charges that in total increase more than xx% fees at $x,xxx.xx. This is increase of $xxx.xx(excluding xx% threshold). Valid COC is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage Insurance Certificate is missing from the Loan Documents."
																																																																																							* Settlement date is different from note date (Lvl x) "Final CD reflects closing date as x/xx/xxxx. Notary signature date on the Mortgage/Deed of Trust is x/xx/xxxx. Note date is x/xx/xxxx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98647073	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,929.75	3.375%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Arch	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.228%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx, xx.” with xx | xx/xx# xx xxxxx / xxx.

xxchain of assignment is complete.

xxactive judgments or liens have been found.

xst to xrd half combined taxes of xxxx have been paid off in the total amount of $x,xxx.xx.

xth half combined taxes of xxxx are due for xx/xx/xxxx in the amount of $x,xxx.xx.

xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % and it was applied for the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % and it was applied for the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure & bankruptcy record has been found.

xxthe required comment history is missing from xx/xx/xxxx to xx/xx/xxxx, the xx-xx review has not been performed in the loan.

xxto confirm the current condition & occupancy status of the subject property.

xx: xx: xx	Not Applicable	Missing Disclosures Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approved at xx.xx%. Seller tape shows declining SE income issue. No further details provided. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase State Regulations Test Failed (Lvl x) "This loan failed the prohibited fees test. Fees charged $xx.xx and Fees Threshold $x.xx over by $xx.xx

The Below fees were included in the test:

Administration Fee paid by Borrower: $xx.xx"
* Missing or error on the Rate Lock Document (Lvl x)     "Missing a Rate Lock Agreement signed by the Borrower(s).  State required."
																																																																																							* Missing Required Disclosures (Lvl x) "Your Home loan Toolkit / Acknowledgement / Disclosure Tracking is missing in the loan file."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx xxxxxxxxxx closing credit package (x)_PG# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39527057	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.28	2.750%	360	xx	xx	FHA	Fixed	Refinance	98.773%	98.773%	Streamline Refinance	No	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has not been completed. xxlatest assignment has been found.
xxare x child support liens, x senior mortgage, x state tax liens, x credit card judgments and x civil judgment against the borrower.
xxx senior child support liens are recorded on different dates for the total amount of $x.xx with different plaintiff’s.
xxsenior mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xxrecorded on xx/xx/xxxx for the amount of xx.
xxx state tax liens are in the favor of xx, xxof the xxof xx, xxof xxfor the total amount of $xxx.xx recorded on different dates.
xxx senior state tax liens are with different plaintiff's for the total amount of $xxxx.xx with different recorded dates.
xxsenior civil judgment was recorded on xx/xx/xxxx for the amount of $xxxx.xx in the favor of xx.
xxtaxes for the year xxxx have been paid in the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of xx/xx/xxxx, the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.	xx: xxper the review of the latest PH, the current status of the loan is collection. xxto the payment history as of xx/xx/xxxx, the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx. xxlatest CH is missing. xx, unable to determine the occupancy status. xx, no evidences have been found regarding the foreclosure and bankruptcy in documents.
xx: xx: xx	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	xx	x: Curable	* Loan does not conform to program guidelines (Lvl x) "The Loan is uninsurable and in streamline refinance loans, there should WAITING period or GAP between of xxx days First payment date of Existing mortgage which is getting paid off and between Closing of our new Subject loans. In this loan the waiting period is not satisfied."
* MI, FHA or MIC missing and required (Lvl x)     "Final Closing Disclosure reflects monthly MIP as $xxx.xx. However, Mortgage insurance Certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from loan the documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86586731	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,291.85	2.125%	180	xx	xx	Conventional	Fixed	Cash Out	72.845%	72.845%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	39.486%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xxis no chain of assignment as the subject mortgage is with the original lender.

xxactive judgments or liens have been found against the borrower/subject property.

xxxst and xnd installment taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of PITI is $x,xxx.xx which includes P&I of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxcomments have been found regarding the subject property condition.
xx: xx: xx	Not Applicable	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a Revised Closing Disclosure Receipt Date (xx/xx/xxxx) that is after the Revised Closing Disclosure Delivery Date (xx/xx/xxxx). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk indicator is "Moderate" since this loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/xxxx) that is after the Revised Closing Disclosure Delivery Date (xx/xx/xxxx). However, the method of delivery is marked as "Personal.""
																																																																																							* Loan does not conform to program guidelines (Lvl x) "The provided Seller’s tape is showing an alert that at the time of closing, the borrower had a previous short sale from xx/xx with no extenuating circumstances. The requirements were not met due to the credit eligibility since there was a significant derogatory credit event. Further details are not provided to confirm the same."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38687903	xx	xx	xx	1694143361	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$609.88	5.875%	360	xx	xx	Conventional	Fixed	Purchase	80.547%	80.547%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	693	674	41.642%	First	Final policy	Not Applicable	Not Applicable	10/03/2017	xx	Not Applicable	5.875%	$375.69	12/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx with xx, xx. xxon xx/xx/xxxx in the amount of xxhas been active on the title.
xx of assignment is complete. xx, the mortgage is assigned to xxxx.
xxis one junior mortgage on subject property in the amount of xxin the favor of xxwhich was recorded on xx/xx/xxxx.
xxare two criminal civil judgments against the borrower, first one in the amount of $xxx.xx in favor of xx which was recorded on xx/xx/xxxx and xxone is in the amount of $x,xxx.xx in favor of xx which was recorded on xx/xx/xxxx.
xxis one xx, xxjudgment against the borrower, in the amount of xxin favor of xxH xxwhich was recorded on xx/xx/xxxx.
xxxx combined annual taxes are paid in the amount of $xxxx.xx. xxprior years delinquent taxes have been found pending.
xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.	xx: xxloan is in xx. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x months and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent UPB is in the amount of xx.
xxper servicing comment dated xx/xx/xxxx, the borrower's income is impacted by xxxx. xxwas approved xxFB plan starting from xx/xx/xxxx. xxis unemployed.
xxper latest comment dated xx/xx/xxxx, the borrower has applied for the loss mitigation assistance.
xxaction commenced on xx/xx/xxxx by referring the file to attorney. xx, the foreclosure action was placed on hold on xx/xx/xxxx due to payment plan being offered to borrower.  xxcomment dated xx/xx/xxxx states that foreclosure action is on loss mitigation hold. xxschedule sale date was found. xxdated xx/xx/xxxx states that foreclosure file is closed.
xxloan was previously modified on xx/xx/xxxx.
xxevidences are available in loan file and in the latest servicing comments regarding xx.

xx: xxaction commenced on xx/xx/xxxx by referring the file to attorney. xx, the foreclosure action was placed on hold on xx/xx/xxxx due to payment plan being offered to borrower.  xxcomment dated xx/xx/xxxx states that foreclosure action is on loss mitigation hold. xxschedule sale date was found. xxdated xx/xx/xxxx states that foreclosure file is closed.

																																																																																	xx: xx	xxloan modification agreement was made between (xx) and (xx) on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.		xx	x: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40890065	xx	xx	xx	927884	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/24/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$366.80	6.250%	360	xx	xx	Conventional	Fixed	Refinance	89.000%	89.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with xx, recorded with the xx/xx/xx# xx xxxxx / xxx.

xxof assignment has been completed. xxlast assignment is with xx.

xxactive liens and judgments have been found against borrower and property.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for a month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment dated xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding  xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx .xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is $x,xxx.xx; however, the unsecured portion is $x,xxx.xx. xxis no comment indicating a cram down. xxthe bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.

This loan failed the TILA finance charge test.
The finance charge is $xx,xxx.xx. The disclosed finance charge of $xx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70969890	xx	xx	xx	960444	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$595.00	10.876%	360	xx	xx	Conventional	Fixed	Cash Out	86.439%	86.439%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2017	xx	Not Applicable	2.104%	$192.27	12/01/2017	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xst and xnd combined taxes of xxxx have been paid in the amount of $xxx.xx.

xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the loan is in collection.

  xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxmodification agreement was made between xx, LLC and borrower xxD xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand lender agrees to forgive $x,xxx.xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once since origination.

  xxper comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomments pertaining damage to the property were observed.

xxper comment dated xx/xx/xxxx,the approved x months repayment plan began from xx/xx/xxxx to xx/xx/xxxx monthly in the amount of $xxx.xx.

  xxper comment dated xx/xx/xxxx, the reason for default is unemployment as borrower's income is impacted by covid-19.

xxforeclosure activity has been found.

xxpost close bankruptcy record has been found.
xx: xx: xx	xxmodification agreement was made between xx, LLC and borrower xxD xxon xx/xx/xxxx. xxper the modified term, the new principal balance is xxand lender agrees to forgive $x,xxx.xx. xxborrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification does not have a xxprovision. xxloan was modified once since origination.	Credit Application Credit Report	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by borrower."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92560017	xx	xx	xx	1000052100	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/24/2025	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.80	6.590%	360	xx	xx	Conventional	ARM	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	102.888%	First	Final policy	Not Applicable	Not Applicable	01/01/2014	xx	Not Applicable	2.375%	$732.79	01/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx, LLC with xx # xx / xx. xxchain of assignment has been completed. xxis no any active judgment or lien found against the borrower. xxare no prior year real estate delinquencies.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which is applied for the due date of xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I are in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxcurrent status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which is applied for the due date of xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I are in the amount of $xxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers .xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxcontains x steps .xxborrower making payment as per last step.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

xx: xxper updated title report dated xx/xx/xxxx,the xxwas initiated in xxxx with xx# xx was entered on xx/xx/xxxx.xx,the xxwas put on hold due to loss mitigation.
xx: xx	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers .xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxcontains x steps .xxborrower making payment as per last step.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > xx% (Lvl x)     "As per xxxx dated x/xx/xxxx, the total monthly income is in the amount of $x,xxx.xx and the total monthly expenses are in the amount of $x,xxx.xx. Hence, the DTI is calculated as xx.xxx % which is exceeding xx% DTI limit."
* Final TIL Missing or Not Executed (Lvl x)     "The Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "The loan program disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file. Affidavit of Consideration Affidavit of Disbursement First Time Buyers Affidavit Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure Balloon Payment No Escrow Account Mandatory Binding Arbitration Disclosures Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95889512	xx	xx	xx	150029	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,681.37	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	69.820%	69.820%	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.095%	First	Final policy	Not Applicable	Not Applicable	12/01/2014	xx	$107,125.02	2.000%	$904.44	12/01/2014	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx.xx with xxof xxwith xx # xx xxxxx / xxxx.
xxchain of assignment has been completed. xxthe assignment is with xx.
xxis no active judgment or lien against the borrower.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which is applied for the due date of xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I are in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.	xx: xxloan is currently performing.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment received on xx/xx/xxxx which is applied for the due date of xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I are in the amount of $xxxx.xx and PITI is in the amount of $xxxx.xx. xxUPB reflected as per the payment history tape data is in the amount of xx.
xxper collection comment dated xx/xx/xxxx the borrower's reason for default is curtailment of income. xxper collection comment dated xx/xx/xxxx the borrower's income was impacted by pandemic. xxper collection comment dated xx/xx/xxxx the reason for default of borrower was excessive obligations. xxevidence has been found regarding damage or repairs in the latest servicing comments.
xx: xx: xx	xxloan modification agreement was on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xxx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in xx steps ending at rate x.xx% and P&I will be $xxxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx. xxdeferred balance is xx. xxis no principal forgiven amount.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "xx CFR §xxxx.xx(d)(x) , transferred from xx CFR §xxx.xx(d)(x) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.
xx CFR §xxxx.xx(h) , transferred from xx CFR
§xxx.xx(h) )
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "The Initial escrow acct disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The following state disclosures are missing from loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated business Disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76813903	xx	xx	xx	1755255	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$646.04	9.995%	240	xx	xx	Conventional	Fixed	Cash Out	88.118%	88.118%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xxchain of assignment has been completed. xxlast assignment is with xx which was recorded on xx/xx/xxxx.

xxare three state tax liens against the borrowers in the favor of xxof xxin the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx. xx, the borrower names and property address on lien document is with the subject borrower names and address.

xxannual installment taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of PITI is $xxx.xx which includes P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in bankruptcy. xxto the review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is an excessive obligations. xxcomments have been found regarding the borrower’s income impacted due to covid-19 pandemic. xxcollection comment dated xx/xx/xxxx states the subject property is owner-occupied. xxcomments have been found regarding the subject property condition.
xx: xx: xxto the PACER, the borrower xxhad filed for bankruptcy under chapter-xx with case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxchapter-xx plan was confirmed on xx/xx/xxxx. xxdebtor was supposed to pay the amount of $xxx.xx per month for xx months under the chapter xx plan. xxof xxfiled on xx/xx/xxxx under claim# xx xxtotal amount of secured claim is xxand the amount of arrearage is $xxx.xx. xxmotion to relief from stay has been filed on xx/xx/xxxx. xxcase is active and the last filing date is xx/xx/xxxx.	xxis conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxx% and a maturity date of xx/xx/xxxx. xxcurrent P&I as per payment history is $xxx.xx and the current rate of interest is x.xxx%. xx, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible modification. xxper tape data, the loan has been modified on xx/xx/xxxx; however the modification agreement is missing from the loan file.	Credit Application Credit Report	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test. Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x), transferred from xx CFR §xxx.xx(a)(x) )
																																																																																								The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7360091	xx	xx	xx	118830	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/26/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$334.74	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	55.553%	First	Final policy	Not Applicable	Not Applicable	06/01/2017	xx	Not Applicable	6.000%	$227.46	06/01/2017	Financial Hardship	xxtitle report dated xx/xx/xxxx shows that the mortgage was originated on xx/xx/xxxx with xxV xx & xx (borrower) and (lender) xx, NA, in the amount of xxsubject mortgage was recorded on xx/xx/xxxx with the instrument # xx xxchain of the assignment has been completed. xxcurrent assignment is with xx, xx, d/b/a xx, not in its individual capacity but solely in its capacity as xx.

xxannual installments of county and combined taxes for the year of xxxx have been paid in the amount of $xxx.xx and $xxx.xx respectively. xxcurrent ownership is vested in the name of xxV. xx (borrower).
xxreview of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.	xx: xxreview of comment history shows that the borrower is current with the loan. xxcomment history dated xx/xx/xxxx states that the borrower’s reason for default is curtailment of income.
xxproperty is owner occupied. xxdamage or repair to the property has been found.
xxborrower is current with the loan and the next due date is for xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx, in the amount of $xxx.xx, which was applied for xx/xx/xxxx. xxUPB stated in the payment history is xx. xxP&I is $xxx.xx and PITI is $xxx.xx, with the interest rate of x%.

xx: xx: xx	xxmodification agreement was done on xx/xx/xxxx. xxreason for modification is financial hardship.
xxper the modified terms, the new unpaid principle balance is xxat the interest rate of x% with the modified P&I of $xxx.xx.
xxfirst payment date was due on xx/xx/xxxx and the new maturity date is xx/xx/xxxx.
xxdeferred balance has been stated.
Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "The appraised value is $xx,xxx. However, the sales price is $xx,xxx. The lender require the MI. The mortgage insurance certificate is missing from loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* Not all borrowers signed TIL (Lvl x)     ""The truth in lending disclosure is not signed by borrower. ""
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "The TIL document is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67182952	xx	xx	xx	2040003974	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$501.61	7.635%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/01/2011	xx	Not Applicable	6.000%	$433.18	03/01/2011	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xxa division of xxof xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxchain of assignments have not been completed. xxchain of assignment is missing from MERS, xx., as nominee for xxto xxLP. xxcurrent assignment is with xx, xx, d/b/a xx which was recorded on xx/xx/xxxx.
xxis an active civil judgment against the borrower, xx, in the favor of xxf or the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis an active civil judgment against the borrower, xx, in the favor of xx, LLC for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a state tax lien open against the borrower, xx, in the favor of xxof xxof taxation for the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes of xxxx have been paid for the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxforeclosure activity has been found.
xxmodification, forbearance details are available in recent collections comments.
xxpertaining bankruptcy-related details have been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxdamage pertaining to the subject property has been found.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xxL. xx” and the lender “xx, LP”. xxborrower promises to make a monthly payment of $xxx.xx with the rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated hud-x and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl x) "Lost-note affidavit dated x/x/xxxx was found at location " NOTE.pdf" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located at Ohio state. The following required state disclosures are missing from the loan file.
x. Equal Credit Availability Notice.
x. Insurance Tying Disclosure.
x. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72143267	xx	xx	xx	1461430770	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/23/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$870.19	5.375%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/08/2020	xx	Not Applicable	5.500%	$828.73	10/01/2020	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xx” and it was recorded on xx/xx/xxxx in the amount of xx. xxof assignment has been completed as current assignee is xx and it was recorded on xx/xx/xxxx. xx, there is a break in the assignment from xxto xx xxby xxto xxwhich was recorded on xx/xx/xxxx.
xxare x junior xxhave been found pending against the xx “xx”, in which the xxjudgment was found in the favor of “xx.” and which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxwas found in the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of xx.
xxtown first installment taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxtown second, third and fourth installment taxes for the year xxxx is due in the amount of $xxxx.xx.
xxprior year delinquent taxes have been found.
xxto updated payment history as of xx/xx/xxxx the borrower is current with the loan and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.	xx: xxcurrent status of the loan is performing and the next due date for the payment is xx/xx/xxxx. xxlast payment was received in the amount of $xxxx.xx on xx/xx/xxxx which was applied to the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xxtill the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx, PITI is $xxx.xx and interest rate is x.xxx%.
xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promises to pay monthly payment in the amount of xxx.xx with the xxof x.xx %. xxpayment had begun from xx/xx/xxxx that is to be ended with the stated maturity date of xx/xx/xxxx.
xxto the PACER, the xx “xxA xxand xxA xx” had filed for bankruptcy under chapter-xx with the xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed xx/xx/xxxx by the xxHSBC xxUSA, xx, with the claim amount of xxand the arrearage amount of $x.xx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xxhence the unsecured portion is $.x.xx. MFR was filed on xx/xx/xxxx. xxper xx-xx plan debtor shall pay $xxx.xx to the U.S. xxfor the period of xx months. xxcase was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomment pertaining damage to the subject property has been observed.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.

xx: xx: xxto the PACER, the xx “xxA xxand xxA xx” had filed for bankruptcy under chapter-xx with the xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed xx/xx/xxxx by the xxHSBC xxUSA, xx, with the claim amount of xxand the arrearage amount of $x.xx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xxhence the unsecured portion is $.x.xx. MFR was filed on xx/xx/xxxx. xxper xx-xx plan debtor shall pay $xxx.xx to the U.S. xxfor the period of xx months. xxcase was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xx. xxborrower promises to pay monthly payment in the amount of xxx.xx with the xxof x.xx %. xxpayment had begun from xx/xx/xxxx that is to be ended with the stated maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUd-x/Itemization documents are missing from the loan file."
* Lost Note Affidavit (Lvl x) "The lost note affidavit located at “xxxxxxxxx pg# xx states that the original note has been misplaced and/or lost. However the values are updated from copy of note located at “xxxxxxxxx.pdf (Page # xx	* Application Missing (Lvl x) "The Final Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending is document is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Rhode Island State. The following state disclosures are missing in the loan file.
x) Offer of Title Insurance
x) Choice of Title Insurer
x) Choice of Insurer (any type of insurance)
x) Withholding Tax Disclosure
x) Fee Disclosure
x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86664588	xx	xx	xx	280346	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/31/2024	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$738.00	8.500%	360	xx	xx	Conventional	ARM	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/04/2015	xx	Not Applicable	6.000%	$689.48	10/01/2015	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx., xxof xxSCIG xxIII xxwhich was recorded on xx/xx/xxxx. xx; the assignment is missing from xxxxxx-Ttx, xxU.S. xx, xxin xx, but xxas xxto xx.
xxis an active mortgage prior to the subject mortgage in the favor of xx. recorded on xx/xx/xxxx for the amount of xx.
xxliens and judgments against the borrower:
xxare three state tax liens against the borrower in the total amount of xxin favor of xxof xxwhich were recorded on different dates.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxand xx.
xxcombined tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unavailable.
xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xxforeclosure was initiated. xxforeclosure complaint was filed on xx/xx/xxxx with the case # xx xx, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.
xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of xxdoes not show any unsecured amount. xxcase was dismissed on xx/xx/xxxx and was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44578378	xx	xx	xx	289822	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.00	6.570%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/01/2014	xx	Not Applicable	4.500%	$923.90	09/01/2014	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx, a division of AIG
xx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxliens and judgments against the borrower:
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xx/xxof xx.
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $x,xxx.xx in favor of xxLLC.
xxcounty tax of xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxlatest servicing comment has been found to determine the current occupancy and condition of the subject property. xxdamage or repairs have been found.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower promise to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xx. xxthe loan was modified in the year of xxxx and xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86084126	xx	xx	xx	289816	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,768.75	7.500%	360	xx	xx	HELOC	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	09/01/2016	xx	$86,754.81	3.000%	$2,367.17	09/01/2016	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with xx.
xxchain of assignment has been completed.
xxare no active judgments or liens found against the borrower/subject property.
xxtaxes have been paid in the amount of xx.
xxdelinquent taxes have been found for the prior years.
xxto review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history tape is in the amount of xx.	xx: xxto review of the payment history as of xx/xx/xxxx, the borrower is delinquent with the loan for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history tape is in the amount of xx.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $x,xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx, which will get the maturity date of xx/xx/xxxx. xxstated in the modification agreement is xx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-xis missing from the loan file." * Missing Appraisal (Lvl x) "Appraisal at the origination is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing Transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81603868	xx	xx	xx	7600382547	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,865.50	7.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/01/2012	xx	$79,100.18	5.000%	$1,226.22	01/01/2012	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xxand xxto xx recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior years delinquent taxes found. xxactive judgement and liens found on the updated title report.	xxof the payment history provided by xx, LLC for the period xx/xx/xxxx till xx/xx/xxxx shows borrower ability to make payment is good. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xx%.

xx: xxper comments the loan is in performing. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xx%.

xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition dated xx/xx/xxxx shows amount of claim without deducting value of collateral is xx. xx, unsecured portion remained as xx.

xxdetails regarding foreclosure proceedings found in loan file or servicing comments.
xxdamage found on the subject property.

xx: xx: xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition dated xx/xx/xxxx shows amount of claim without deducting value of collateral is xx. xx, unsecured portion remained as xx.	xxmodification agreement was made between xxand xxand lender xxon xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $x,xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xx. xxmaturity date is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "The loan is conventional and LTV exceeds xxx.xx%. Hence, the MI certificate is required and which is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is not dated as an Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "As subject property is located in Massachusetts State which is a super lien state and followings disclosures are missing from the loan file-

x- Lead-Based Paint Disclosure.
x-Mortgage Loan Application Disclosure.
x-Carbon Monoxide Alarms.
x-MA Smoke Detector Certificate.
x-Notice of the Specific Reason for Denial of Credit.
x-Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "The property is located in Massachusetts that has unlimited assignee liability for High cost loans and HUD-x/ FCD is missing to test the compliance."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80754996	xx	xx	xx	286318	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/27/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,403.28	9.900%	360	xx	xx	Conventional	Fixed	Refinance	89.103%	89.103%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxper review of updated title report dated xx/xx/xxxx, subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich is recorded on xx/xx/xxxx.
xxchain of assignment is complete as the current assignment is with “xxI, U.S. xx, xx”.
xxtaxes for the year of xxxx are paid in the amount $x,xxx.xx.	xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.	xx: xxservicing comments from xx/xx/xxxx to xx/xx/xxxx, the loan is performing.
xxto the payment history as of dated xx/xx/xxxx, the borrower is performing with the loan. xxnext due date is xx/xx/xxxx and the last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate  of x.xxx% and P&I of $xxx.xx, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history is xx.
xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.
xxis no foreclosure activity in the loan file.
xxbankruptcy filed by borrower.
xxpertaining damages found against the subject property.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $x,xxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66785085	xx	xx	xx	288339	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.21	7.500%	360	xx	xx	FHA	Fixed	Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/05/2017	xx	Not Applicable	4.500%	$530.61	01/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:
x. xxis an active state tax lien available in the updated title report against borrower in the amount of $x,xxx.xx in favor of xxof xxand it was recorded on xx/xx/xxxx.

xxannual xxtaxes for xxxx are due in the amount of $x,xxx.xx.
xxper updated report shows delinquent taxes have been found in the total amount of $x,xxx.xx for year xxxx.
xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxxx%. xx/xx/xxxx to xx/xx/xxxx	xx: xxservicing comments from xx/xx/xxxx till xx/xx/xxxx shows the loan is in performing. xxpayment history as of xx/xx/xxxx shows that the borrower is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the P&I amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx. xxper tape data current xxis x.xxxx%. xxfiled by borrowers. xxdetails regarding foreclosure proceedings found in loan file or servicing comments. xxdamage found on the subject property.
xx: xx: xx	xxagreement was made between borrower and lender on xx/xx/xxxx.
xxborrower has given promise to pay the UPB of xxwith interest rate of x.xxxx% with P&I of $xxx.xx with fixed amortized type and it began from the first payment date of xx/xx/xxxx that was to be ended with the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with preliminary policy and title commitment is also missing from loan file."	* Application Missing (Lvl x) "Application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30591528	xx	xx	xx	7601162013	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$829.53	6.090%	360	xx	xx	Conventional	Fixed	Cash Out	90.900%	90.900%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	09/01/2015	xx	Not Applicable	2.215%	$431.72	10/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with lender xx, xx, A xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed. xxlatest assignment is with xx, LLC which was recorded on xx/xx/xxxx.
xxis a junior mortgage in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxis a municipal lien active against subject property in the favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx xxis a water/sewer lien active against subject property in the favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxprior year delinquent taxes have been found.
xxper review of latest payment history as of xx/xx/xxxx the loan is in performing. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx with the interest rate of x.xxx% and P&I $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx.	xx:
xxstatus of the loan is performing. xxper review of latest payment history as of xx/xx/xxxx, the borrower is due for xx/xx/xxxx payment. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxcomments have been found regarding the bankruptcy and foreclosure. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.

xx: xx: xx

xxloan modification agreement was made on xx/xx/xxxx between the borrower xxJ. xxand lender xx. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx, which will step up in x steps till the maturity date of xx/xx/xxxx. xxstated in the modification agreement is xx. xxis principal forgiven of xx.
Credit Application Credit Report Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Loan Application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR not hand dated & sign by borrower."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77365680	xx	xx	xx	9160052206	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/24/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$592.68	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/19/2020	xx	$28,280.73	610.690%	$4.25	03/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xxand trust. “xx” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignee xx. xxcounty property tax for the year xxxx was paid on xx/xx/xxxx in the amount of $xxxx.xx xxprior years delinquent taxes found.
xxactive judgment or lien found.
xxof the payment history provided from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.	xx: xxloan is xx.
xxmodification agreement was made on xx/xx/xxxx in between borrower xxand xxsaving fund society, xx (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.

xxper review of the payment history provided from the period of xx/xx/xxxx till xx/xx/xxxx shows borrower is performing. xxlast payment received was in the amount of $xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx the next due date is xx/xx/xxxx xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history x.xxx%.

xxper review of loan shows foreclosure was initiated on xx/xx/xxxx. xxfurther information has been found. xxcurrently foreclosure is on hold.

xxactivity found on the loan file.
xxdamage and repair found on subject property

xx: xxper review of loan shows foreclosure was initiated on xx/xx/xxxx. xxfurther information has been found.
xx: xx	xxmodification agreement was made on xx/xx/xxxx in between borrower xxand xx, xx (lender). xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew principal balance is xxthe maturity date is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
HUD-x Closing Statement
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing flood cert (Lvl x)     "Flood certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97355371	xx	xx	xx	151030002289	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,048.46	4.750%	360		xx	xx		FHA	Fixed		Purchase	98.188%	98.188%	Full Documentation	No	FHA	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	28.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xxtitle report dated xx/xx/xxxx shows that borrower, xx, III and xxare currently on the title. xxmortgage executed on xx/xx/xxxx in the amount of xxwith lender, xxof xxLLC has been active on the title. xxassignment of mortgage was found.
xxactive judgments or liens were found.
xxtaxes of xxxx are paid on xx/xx/xxxx in the amount of $xxx.xx.
xxper payment history as of xx/xx/xxxx, the loan is performing and borrower is due for xx/xx/xxxx payment. xxlast payment was applied on xx/xx/xxxx in the amount of $xxxx.xx for the due date xx/xx/xxxx. xxUPB is xxand interest rate is x.xxx %.	xx: xxstatus of the loan is performing. xxper payment history as of xx/xx/xxxx, borrower is due for xx/xx/xxxx payment. xxlast payment was applied on xx/xx/xxxx in the amount of $xxxx.xx for the due date xx/xx/xxxx. xxUPB is xxand interest rate is x.xxx %.
xxevidence of damage or repair was found. xxevidence of foreclosure action was found.
xxloss mitigation assistance was provided.
xx: xx: xx	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	xx	x: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl x) "- Loan failed charges that cannot increase test. Initial LE dated xx/xx/xxxx reflects Transfer Taxes at $xx.xx. However, Final CD dated xx/xx/xxxx reflects Transfer Fee Taxes at $xxx.xx. This is an increase of +$xxx.xx for charges that cannot increase."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage Insurance Certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x) "Missing a Rate Lock Agreement signed by the Borrower(s)."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "- Loan fails Qualified Mortgage Safe Harbor Threshold test APR Calculated x.xxx% APR Threshold x.xxx% Over By +x.xxx%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Subject loan is escrowed.

- Loan failed FHA QM Safe Harbor Test due to APR Charged x.xxx% APR Threshold x.xxx% Over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl x) "- Loan failed ComplianceEase Higher priced mortgage loan test. APR Calculated x.xxx% APR Threshold x.xxx% Over By +x.xxx%. Missing Higher Priced Mortgage Loan Disclosure signed by Borrower(s). Subject loan is escrowed."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37892835	xx	xx	xx	7601349974	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Unavailable	$1,286.25	6.125%	360	xx	xx	Conventional	ARM	Cash Out	67.021%	67.021%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xx., A xx. xxchain of assignment is completed as the subject mortgage is still with the lender, xx. xxare x active junior civil judgments available in the updated title report against xxin the total amount of $x.xx. xxare x active water/sewer liens available in the updated title report against xxin the total amount of $xxx.xx in favor of "xx". xxare x active water/sewer liens available in the updated title report against xxin the total amount of $xxx.xx in favor of "xxM. xx, xx". xxare x active water/sewer liens available in the updated title report against xxin the total amount of $xxx.xx in favor of "xx". xxare x active water/sewer liens available in the updated title report against xxin the total amount of $xxx.xx in favor of "xx, P.E., and xx." xxare x active water/sewer liens available in the updated title report against xxin the total amount of $xxxx.xx in favor of "xxP.E., P.L.S., and xx". xxinstallments of county taxes for year xxxx-xxxx have been paid off.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxthe loan is in collection.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.
xxbankruptcy has been filed.
xxper collection comment the subject property is occupied by owner and it is in good condition. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxis a ARM mortgage with P&I of $xxxx.xx with the rate of interest x.xxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Right of Rescission	xx	x: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file"
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is different from the note date"	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38794130	xx	xx	xx	1002062634	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/23/2025	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,147.05	6.875%	360	xx	xx	FHA	Fixed	Cash Out	77.817%	77.817%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	34.581%	First	Final policy	Not Applicable	Not Applicable	07/28/2017	xx	Not Applicable	3.125%	$1,745.38	09/01/2017	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with xx, with xx# xx xxchain of assignment has been completed; currently, the assignment is with xx, not in its xxbut xxas xxfor xx. xxis an HOA lien against the subject property in the favor of xx, xx., which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. xxis a code enforcement lien against the subject property in the favor of xx., which was recorded on xx/xx/xxxx. xxcombined taxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxper the comments dated xx/xx/xxxx, the reason for default is curtailment of income. xxforeclosure activity found in the latest servicing comments. xxbankruptcy found in the latest servicing comments. xxevidence has been found regarding damage or repairs in the latest servicing comments.
xx: xxforeclosure was initiated in xxxx, the file was referred to an attorney on xx/xx/xxxx and complaint was filed on xx/xx/xxxx. xx, the foreclosure was put on hold due to loss mitigation. xxfurther details have been found.
xx: xxto the PACER, the borrower had filed xxunder chapter-xx on xx/xx/xxxx with the case# xx xxdate of the last filing the bankruptcy is xx/xx/xxxx. xxcase was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx.	xxto the modification, the loan was modified on xx/xx/xxxx between the borrower and lender. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx % and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxinterest-bearing amount is xx. xxprincipal forgiven amount is xx. xxis no deferred balance.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "Tax Service Fee Test: FAIL
Loan Data $xx.xx Comparison Data $x.xx Variance+$xx.xx
This loan failed the tax service fee test. (HUD Mortgagee Letter xxxx-xx)
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18308642	xx	xx	xx	1001368362	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.34	6.500%	360	xx	xx	FHA	Fixed	Refinance	94.167%	94.167%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/01/2016	xx	Not Applicable	5.000%	$625.69	06/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxF. xx & xx., xx.

xxis active xxavailable in the updated title report against the borrower in the amount of $xxx.xx in favor of “xxof xx” and it was recorded on xx/xx/xxxx.

xxxst installment of annual county taxes for the year xxxx has been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.

xxxnd installment of annual county taxes has been due in the amount of $ x,xxx.xx on for the year xxxx.
xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.

xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xx, it was put on hold due to xxagreement. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xx, it was put on hold due to xxagreement. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxdebtor had filed xxunder chapter-xx on xx/xx/xxxx with the xx# xx xxPOC was filed on xx/xx/xxxx with the secured claim of xxwith an arrearage of xx. xx, the debtor was discharged on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which amount of xxhas been forgiven. xxborrower promises to pay the new P&I in the amount of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "There is no MI Cert for this loan because this is an uninsurable FHA loan."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
67842147	xx	xx	xx	1002073763	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/24/2025	xx	Yes	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$492.37	6.875%	360	xx	xx	FHA	ARM	Purchase	99.932%	99.932%	Full Documentation	Yes	FHA	xx	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	28.866%	First	Final policy	Not Applicable	Not Applicable	02/01/2021	xx	Not Applicable	3.000%	$467.12	03/01/2021	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender xx, xxin the amount of xx, which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xxcurrent assignment is with the xx, not in its individual capacity but solely as xxfor xxwhich was recorded on xx/xx/xxxx. xxare two water/sewer liens open against the subject property filed by the xxof xxof xxfor the total amount of $x,xxx.xx which were recorded on different date xx/xx/xxxx and xx/xx/xxxx respectively. xxfirst installment taxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx and second installment taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior years delinquent taxes have been found.	xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan. xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx. xxper the servicing comments, the subject property has been occupied by the owner. xxper the comment dated xx/xx/xxxx, the damages were noted on xx/xx/xxxx and xx/xx/xxxx; however, the files were closed on xx/xx/xxxx and no new insurable damage has been noted since the prior claim. xxfurther details have been found.
xx: xxper the review of the servicing comments, the foreclosure was initiated. xxforeclosure file was referred to an attorney on xx/xx/xxxx. xxper the document located at "xx# xx pg# xx the foreclosure complaint was filed with the foreclosure case# xx on xx/xx/xxxx; however, the foreclosure file was held due to the FC contested matter, and later it was held due to the loss mitigation.
xx: xxto the PACER report, the borrower “xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xxon xx/xx/xxxx with the POC amount of xxand the amount of arrearage is xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay the trustee in the amount of $xxx.xx for the period of xx months. xxcomment has been found indicating a cram-down. xxlast filing date of bankruptcy was xx/xx/xxxx. xxcase was terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx, between the borrower “xx” and the lender “xx”. xxborrower promises to make a monthly payment of $xxx.x with the rate of interest of x.xx%, beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the xxis in the amount of xx.	Affiliated Business Disclosure Credit Report HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated hud-x and itemization are missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Form is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4657334	xx	xx	xx	261680	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	10/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.99	6.250%	180	xx	xx	Conventional	Fixed	Refinance	29.521%	29.521%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/11/2017	xx	Not Applicable	6.250%	$558.79	01/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx with xx, xx. “xx” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignee xx. xxcounty property tax for the year xxxx was paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior years delinquent taxes found.
xxactive judgment or lien found.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xx% with P&I in the amount of $xxx.xx.
xxmodification agreement was made between the borrower xxM. carter and lender xxhome lending as servicer for xxsaving fund society, xx on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% with P&I in the amount of $xxx.xx.
xxwas not initiated in the loan.
xxborrower xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxplan was later dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxcomment dated xx/xx/xxxx shows the reason for borrower's default as curtailment of income due to covid-19.
xx: xx: xxto PACER, the borrower xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxplan was later dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxPOC was filed on xx/xx/xxxx in the claim amount of xxwith arrearage in the amount of $.xxx.
xxmodification agreement was made between the borrower xxM. carter and lender xxhome lending as servicer for xxsaving fund society, xx on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% with P&I in the amount of $xxx.xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Right of Rescission	xx	x: Curable	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) ) The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl x)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl x)     "The subject property is located in the state LA . However below required state disclosures are missing from the loan file.
x-Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x-Anti-Tying Disclosure
x-Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65869436	xx	xx	xx	2612004	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,198.50	10.875%	360	xx	xx	Conventional	ARM	Cash Out	90.000%	90.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.225%	First	Final policy	Not Applicable	Not Applicable	09/05/2021	xx	Not Applicable	2.000%	$680.95	07/01/2010	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xx” and it was recorded on xx/xx/xxxx in the amount of xx.
xxof assignment has been completed. xxlast assignment is with xx.
xxis a junior mortgage against the property in favor of “xx” and which was recorded on xx/xx/xxxx in the amount of xx.
xxis a (xx/xx) xxhas been found pending against the xx “xxA. xx”, which is in favor of “xxPC and it was recorded on xx/xx/xxxx in the amount of $xxx.xx.
xxxx xxof xxfor the year xxxx is due for xx/xx/xxxx in the amount of $x,xxx.xx. xxxx xxof xxfor the year xxxx is due for xx/xx/xxxx in the amount of $x,xxx.xx. xxprior year delinquent taxes have been found.
xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx including monthly (P&I) amount of $xxx.xx and which was due for xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx, current xxis x.xx %.	xx: xxcurrent status is performing.
xxper the latest payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx including monthly (P&I) amount of $xxx.xx and which was due for xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx, current xxis x.xx %.
xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers .xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxcontains x steps .xxborrower making payment as per first step.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

xx: xx: xx “xxR. xxand xxA. xx” had filed for bankruptcy under xx-xx with the xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx. xxPOC amount is xxand total arrearage amount is xx. xxD of voluntary petition shows the amount of claim as xxand collateral value as xx. xx, there is no unsecured portion. xxbankruptcy case was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxxx. MFR was filed on xx/xx/xxxx.	xxborrower has been making payment as per xxmodification agreement was made on xx/xx/xxxx.xxagreement made between the borrowers .xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx. xxcontains x steps .xxborrower making payment as per first step.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by the Borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate as loan is failing for prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §x.x.xxx(x))
The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code
§x.x.xxx)"
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "Subject property is located in West Virginia State and following State Disclosures are missing from loan file;  x) WV Collateral Protection Insurance Notice x x) Co-Signer Notice x) Financial Institution Insurance Disclosure x) Non-Deposit Investment Product Disclosure x) Financial Institution Insurance Disclosure x) Non-Deposit Investment Product Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48794107	xx	xx	xx	5015053	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/14/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,328.51	7.500%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2009	xx	Not Applicable	1.750%	$665.62	07/01/2009	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx, xx.” with xx# xx xxchain of assignment is complete.

xxis one xx. UCC lien available in the updated report with the amount of $x.x held by “xx, xx.” recorded on xx/xx/xxxx.

xxcounty taxes of xxxx have been paid off in the amount of $x,xxx.xx.

xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.

xxFC & BK activity has been found.

xxper comment dated xx/xx/xxxx, the borrower’s income is impacted by xx-xx. xxterm FB plan was offered to the borrower that started from xx/xx/xxxx & ends on xx/xx/xxxx.

xxto the collection comments, no damage or repairs have been found.

xx: xx: xx	xxloan was modified between the borrower and lender with an effective date xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xxx % and borrower has promised to pay P&I in the amount of $xxx.xx that began on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx %.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file as well there is no itemization and initial HUD-x is available."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48825570	xx	xx	xx	2547001	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,721.99	9.630%	480	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	6.000%	$1,210.35	Unavailable	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xx, xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.

xxis a HOA lien open against the property in the favor of xx, xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx. xxdeferred balance is xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx. xxdeferred balance is xx.
xxforeclosure proceedings have been found in the recent xx months.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.
xx: xx: xx	xxper conventional interest only xxinterest rate was x.xx% and P&I was $x,xxx.xx. xxpayment history as of xx/xx/xxxx and seller tape shows current P&I is $x,xxx.xx and interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96519465	xx	xx	xx	5223391	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,844.93	9.200%	360	xx	xx	Conventional	Fixed	Cash Out	85.000%	85.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	48.326%	First	Final policy	Not Applicable	Not Applicable	11/01/2017	xx	Not Applicable	3.000%	$520.02	11/01/2017	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with EquiFirst xxwhich was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx is on first lien position. xxactive judgments or liens found on the subject property.	xxpayment history dated xx/xx/xxxx shows that the loan is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in performing.
xxpayment history dated xx/xx/xxxx shows that the loan is performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx.
xxper collection comment the subject property is occupied by owner and it is in good condition. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxand the rate was starting from x.xx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Right of Rescission	xx	x: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92877199	xx	xx	xx	5015062	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,318.58	9.000%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2010	xx	Not Applicable	8.250%	$1,251.00	03/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of ‘‘xx” with xx# xx xxchain of assignment is complete.

xxactive judgments or liens have been found.

xxcounty taxes of xxxx have been paid off in the amount of $x,xxx.xx.

xxdelinquent taxes have been found for the prior year.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % and it was applied for the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in performing status.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with the interest rate x.xxx % and it was applied for the due date xx/xx/xxxx. xxcurrent unpaid principal balance is in the amount of xx.

xxforeclosure & bankruptcy record has been found.

xxcollection comment dated xx/xx/xxxx states that the borrower’s income is impacted by xx-xx. xxFB plan was offered to the borrower for x months with the start date xx/xx/xxxx & end date xx/xx/xxxx. xx, the plan was extended until xx/xx/xxxx.

xxto the collection comments, no damage or repairs have been found.

xx: xx: xx	xxmodification agreement was made on the effective date of xx/xx/xxxx. xxborrower has promised to pay the new principal balance of xxwith the fixed interest rate x.xxx % and P&I of $x,xxx.xx that began from the first payment date xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxforgiven has been noted.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31976307	xx	xx	xx	5015063	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,573.66	9.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/01/2010	xx	Not Applicable	8.250%	$1,330.44	04/01/2010	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxare six credit card judgment against the borrower are as follows;
x. xxis credit card judgment against the borrower in the favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x. xxis credit card judgment against the borrower in the favor of xxof xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x. xxis credit card judgment against the borrower in the favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
x. xxare two credit card judgments against the borrower in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
x. xxare two credit card judgments against the borrower in the favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxare two IRS xxagainst the borrower in the favor of xxof the xxin the amount of xxwhich was recorded on different dates.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xx:
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxper comment dated xx/xx/xxxx, the borrower was self-employed and the affected by covid-xx. xxother evidence has been found.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xx% and the modified P&I was $xxxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file. That why we consider APR as x.xx%."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70588303	xx	xx	xx	16215	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,616.26	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	2.000%	$1,109.00	Unavailable	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xx, FA and it was recorded on xx/xx/xxxx with instr# xx xxchain of assignment has been completed.
x) xxis a senior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx
x) xxis a senior mortgage open against the subject property in favor of xx, FA in the amount of xxwhich was recorded on xx/xx/xxxx with instr# xx xxare lien as open as follows:
x) xxare two IRS liens open against the borrower in the favor of xxin the total amount of xxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx.
x) xxis a state tax liens open against the borrower in the favor of xxof xx & xxin the amount of xxwhich was recorded on xx/xx/xxxx.

xxinstallment combined taxes of the year xxxx were due on xx/xx/xxxx in the amount of $xxxx.xx.
xx & fourth installment combined taxes of the year xxxx are due on xx/xx/xxxx & xx/xx/xxxx in the amount of $x,xxx.xx.
xxutilities charges of the year xxxx are delinquent in the amount of $x,xxx.xx which were due on xx/xx/xxxx and good through on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.
xxforeclosure proceedings have been found in the recent xx months.
xxbankruptcy filing has been found.
xxto collection comment, no damages or repairs have been found.

xxper comment dated xx/xx/xxxx, the borrower income has been impacted by xx-xx. xxmonths plan was approved from xx/xx/xxxx to xx/xx/xxxx. xxper comment dated xx/xx/xxxx, the forbearance plan was extended for another x months. xxper comment dated xx/xx/xxxx, the borrower has declined the forbearance plan. xxper comment dated xx/xx/xxxx, the borrower income is impacted by xx-xx. xxwas dependent on her son for x month payment and her son was laid off from job. xxfurther details have been found.

xx: xx: xx	xxper conventional interest only xxinterest rate was x.xx and P&I was $$x,xxx.xx. xxpayment history as of xx/xx/xxxx and seller tape shows current P&I is $x,xxx.xx and interest rate is x.xx%. xxtape shows loan was modified on xx/xx/xxxx. xx, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43689370	xx	xx	xx	5009040	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$728.33	$1,056.35	5.750%	360	xx	xx	Conventional	ARM	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	38.947%	First	Short Form Policy	Not Applicable	Not Applicable	11/01/2019	xx	Not Applicable	4.000%	$706.69	11/01/2019	Financial Hardship	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx / xxx.
xxchain of the assignment has been completed.
xxare two judgments active in the favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.
xxtaxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxschool taxes for the year of xxxx were due on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the status of loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxper comment dated xx/xx/xxxx, the borrower’s income is impacted by xx-xx. FB plan was approved for x months which was started on xx/xx/xxxx. xx, no further details have been found.
xxper comment dated xx/xx/xxxx, the reason for default is borrower’s income is impacted by xx-xx.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xxto the PACER report, the borrower “xxR. xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx  with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxcomment has been found indicating a cram-down.   xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxto the modification, the loan was modified on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxloan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file.
x.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x.NY Interest Rate Disclosure
x.NY Hazard Insurance  Disclosure
x.Tax Escrow Account Designation
x.Mortgage Bankers and Exempt Organizations Preapplication
x.Part xx Disclosure
x.Alternative Mortgage Transaction Disclosures
x.Co-Signer Notice Requirements
x.Default Warning Notice
xx.Smoke Alarm Affidavit
xx.New York Real Property Escrow Account Disclosure
xx.Subprime Home Loan Counseling Disclosure
xx.Subprime Home Loan Tax and Insurance Payment Disclosure
xx.Subprime Home Loan Disclosure
xx.Commitment Disclosure
xx.Lock-in Disclosure
xx.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl x)     "Operative Index Value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30261476	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.50	2.875%	360	xx	xx	FHA	Fixed	Purchase	98.122%	98.122%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	53.142%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xx, which was recorded on xx/xx/xxxx.
xxassignment has been found. xxcurrent assignment is with the lender MERS as nominee for xx.
xxis a UCC lien against the borrower xx, LLC for the amount of $x.xx which was recorded on xx/xx/xxxx.
xxcombined taxes of xxxx have been paid total in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.

xx: xxto the review of the servicing comments, the borrower is performing with the loan.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxpertaining bankruptcy-related details have been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xxdamage pertaining to the subject property has been found.
xxper the final application, the borrower is working at xxelectric as an xxfor xx months.

xx: xx: xx	Not Applicable	Missing Disclosures Missing or error on the Rate Lock Mortgage Insurance	xx	x: Curable	* Loan does not conform to program guidelines (Lvl x) "Seller tape shows following issue re purchased loan-Uninsurable--FHA flipping requirements not met as guidelines require a second appraisal be obtained by another FHA Appraiser when the resale price is xxx% or more over the price paid by the seller to acquire the subject property. The underwriter failed to obtain a second appraisal."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance document is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the Borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "Your Home Loan Toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx File Vasquez.pdf Pg# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84362073	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.74	3.125%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	Yes	Genworth	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	Not Applicable	33.986%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx with the lender xxwhich was recorded on xx/xx/xxxx.
xxchain of the assignment has not been found.
xxactive judgments or liens have been found.
xxof xxxx have been paid in the amount of $xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.	xx: xxper the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected is in the amount of xx.
xxreason for default is unable to be determined.
xxcomments have been found regarding bankruptcy in the latest servicing comments.
xxcomments have been found regarding foreclosure in the latest servicing comments.
xxsubject property has been occupied by the owner.  xxservicing comments do not reflect any damage pertaining to the subject property.
xx: xx: xx	Not Applicable	Missing Initial Closing Disclosure	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approved at xx.xx%. Tape shows incorrect income calculations, incorrect xxxx and incorrect xxxx. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x) "ComplianceEase Trid Tolerance Test is incomplete due to Initial CD is missing from the loan documents."
																																																																																							* Missing Initial Closing Disclosure (Lvl x) "Initial closing disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15800503	xx	xx	xx	PENNYMAC LOAN SERVICES, LLC	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		xx	xx	01/29/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,544.98	3.250%	360		xx	xx		Conventional	Fixed		Refinance	84.524%	84.524%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	44.771%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
xxtitle dated xx/xx/xxxx shows that borrower, xxand xxare the owners of the subject property. xxmortgage originated on xx/xx/xxxx with lender, xx, xx. in the amount of xxhas been active on the title at first lien position.
xxassignment of mortgage was found.
xxactive judgments or liens have been found.
xxtaxes of xxxx are paid on xx/xx/xxxx in the amount of $xxxx.xx. xxinstallment is due on xx/xx/xxxx in the amount of $xxxx.xx.
xxhistory as of xx/xx/xxxx shows that loan is performing and next due for xx/xx/xxxx payment. xxpayment was applied on xx/xx/xxxx in the amount of $xxxx.xx for the due date xx/xx/xxxx. xxUPB is xxand rate of interest x.xxx%	xx:
xxstatus of the loan is performing. xxhistory as of xx/xx/xxxx shows that loan is performing and next due for xx/xx/xxxx payment. xxpayment was applied on xx/xx/xxxx in the amount of $xxxx.xx for the due date xx/xx/xxxx. xxUPB is xxand rate of interest x.xxx%.
xxwas impacted by xxxx pandemic. xxper document xx, the xxFB plan expired on xx/xx/xxxx.
xxforeclosure action was found.
xxevidence of damage or repair was found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	xx	x: Curable	* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock Agreement is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx page# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xxx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20598281	xx	xx	xx	PENNYMAC CORP.	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.56	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	39.628%	39.628%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	19.407%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has not been completed. xxlatest assignment has been found.
xxare no active liens and judgments found against the borrower.
xxtaxes for the year xxxx have been paid in the amount of $xxxx.xx. xxprior tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx, the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx, the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the xxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xxper the servicing comment dated xx/xx/xxxx, the borrower's income has been impacted due to covid-19.

xx: xx: xx	Not Applicable	Hazard Insurance Origination Appraisal Transmittal (xxxx)	xx	x: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is not within x business days from consummation date."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test:
Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge as $xxx,xxx.xx for a variance amount of $xx.xx. Reason for finance charge under disclosure is unknown as the fee itemization and the compliance findings are missing."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan documents."
* Missing proof of hazard insurance (Lvl x)     "Proof of hazard insurance is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61166265	xx	xx	xx	PENNYMAC CORP.	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,062.03	3.999%	360	xx	xx	Conventional	Fixed	Refinance	64.301%	64.301%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	26.698%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx,
LLC in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxactive liens and judgments have been found against the borrower and the property.
xxxst half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
xxxnd half taxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxborrower xxW. xxIII has been working at xxas xxfor xx years.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

xx: xx: xx	Not Applicable	Hazard Insurance Missing DU/GUS/AUS Missing or error on the Rate Lock Origination Appraisal Transmittal (xxxx)	xx	x: Curable	* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl x)     "Hazard insurance certificate is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Transmittal (xxxx) summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82236016	xx	xx	xx	PENNYMAC LOAN SERVICES, LLC	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.73	3.625%	360	xx	xx	Conventional	Fixed	Refinance	73.375%	73.375%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	24.246%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx,
LLC in the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx xxchain of the assignment has been completed.
xxactive liens and judgments have been found against the borrower and the property.
xxxst half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxxnd half taxes for the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxborrower xxhas been working at xxLLC as xx. xxfor xx years.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdamage pertaining to the subject property has been found.

																																																																																	xx: xx: xx	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	xx	x: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan file."	* Missing proof of hazard insurance (Lvl x) "Hazard Insurance is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72018615	xx	xx	xx	PENNYMAC CORP.	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.82	4.624%	360	xx	xx	Conventional	Fixed	Cash Out	75.000%	75.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	688	Not Applicable	49.423%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens found.
xxprior years taxes have been paid.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxUPB is xx.

xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxUPB is xx.
xx, the borrower is working at xxas a CEO from xxyears.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxdamages were reported.

																																																																																	xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable		* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66155328	xx	xx	xx	PENNYMAC LOAN SERVICES, LLC	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,067.42	4.250%	360	xx	xx	FHA	Fixed	Purchase	98.186%	98.186%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	45.531%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx which was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is MERS as nominee for xx active liens and judgments have been found.
xxactive liens and judgments have been found.
xxannual school taxes of xxxx have been paid in the amount of $x,xxx.xx.
xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.	xx: xxloan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxcurrent unpaid principal balance is xx.
xxloan has not been modified once since origination.
xxthe time of origination, the borrower was working as xxin xxfrom last xxx months.
xxoccupancy of the subject property is unable to be determined. xxcomments do not provide any information regarding the damages and repairs to the subject property.
xx: xx: xx	Not Applicable	Mortgage Insurance	xx	x: Curable	* ComplianceEase Exceptions Test Failed (Lvl x) "x. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

x. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

x. This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains a  Revised Closing Disclosure Receipt Date (xx/xx/xxxx) that is after the Revised Closing Disclosure Delivery Date (xx/xx/xxxx). However, the method of delivery is marked as "Personal.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "CE Risk indicator is "Moderate" due to following factors:

x. This loan is failed for FHA QM Safe Harbor Test as APR (x.xxx%) is varied APOR (x.xxx%) by x.xxx%. The APR threshold is x.xxx% and the subject loan is escrowed one.

FHA QM Safe Harbor Test: FAIL    Charged: x.xxx%      Allowed: x.xxx%      Varied by: -x.xxx%

x. This loan failed the FHA QM rebuttable presumption test. The points and fees exceed the HUD qualified mortgage points and fees threshold since the loan amount is $xxx,xxx.xx or more, and the transaction's total points and fees is $x,xxx.xx, which exceeds x% of the total loan amount of $xxx,xxx.xx.

x. This loan has points and fees that exceed the points and fees threshold. The loan amount is $xxx,xxx.xx or more, and the transaction's total points and fees is $x,xxx.xx, which exceeds x percent of the total loan amount of $xxx,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $xx.xx on final CD dated xx/xx/xxxx. There is a total fee increased of $xx.xx for a Non-Shoppable Fee which exceeded the x% tolerance for Non-Shoppable Fees."
* MI, FHA or MIC missing and required (Lvl x) "FHA MI Certificate is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the Borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx & its recommendation is “Approve/Eligible” and DTI is showing in it as xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14144816	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,347.44	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	61.350%	61.350%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle report dated xx/xx/xxxx shows that the subject mortgage was recorded on xx/xx/xxxx with xx, xx.
xxchain of assignment has been completed as currently the assignment is with xx.
xxand xx;
x) x xxlien found pending against the borrower xxL. xxrecorded on different date totaling in the amount of xx. xxthe liens are in the favor of xx.
xx;
x) xxcombined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
xxprior year delinquent taxes have been found pending.	xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.	xx: xxcollection comments and payment history shows that the borrower is making regular payments. xxloan payment is currently x month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxunpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $x,xxx.xx.
xxloan has not been modified since origination.
xxwas not initiated in the loan,
borrower has not filed bankruptcy yet.
xxproperty is average condition. xxvisible damages or repairs have been observed on the subject property.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "The property is located in a state that has unlimited assignee liability for high cost loans and HUD-x/FCD is missing to test the compliance."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. Estimated HUD-x or itemization of points and fees are also not available in the loan file"	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97477305	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/25/2025	Unavailable	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$183.57	8.000%	360	xx	xx	Conventional	ARM	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	30.190%	First	Final policy	Not Applicable	Not Applicable	07/01/2021	xx	$21,731.11	7.750%	$328.16	07/01/2021	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx in favor of “xx, xx” and which was recorded on xx/xx/xxxx with the loan amount of xx.

xxchain of assignment is complete as currently the xxassignee is U.S. xx.
xxjunior or senior judgments/liens/mortgages:

x) xxis an active junior credit card judgment against the xxin the favor of “xx” and which was recorded on xx/xx/xxxx in the amount of xx.

xxcounty annual taxes for the year of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxdelinquent taxes have been found for the prior years.
xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx. xxshows the willingness and ability of borrower to pay the payment is too fair also its servicer rating meet to the expectation previously the borrower was offered a permanent modification plan by servicer as the loan modification agreement was made on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay monthly (P&I) payment in the amount of $xxx.xx which was beginning on xx/xx/xxxx till the new maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxlocated on (xx# xx shows the amount of xxwill be due on the xxof this loan. xxreason for default of the borrower is not mentioned in the latest comments. xxforeclosure was initiated on the subject property by referring it to the xxon xx/xx/xxxx. xxcomplaint was filed with the court on xx/xx/xxxx. xxforeclosure judgment was entered on xx/xx/xxxx. xxdate was scheduled on xx/xx/xxxx. xxdated xx/xx/xxxx shows the sale has been cancelled. xxper comment dated xx/xx/xxxx, the foreclosure was placed on hold due to trial modification plan. xx, currently it is placed on hold due to loan was modified on xx/xx/xxxx which is active and currently this loan is in the performing status. xxfurther information has been found regarding foreclosure. xxper PACER report and comments the borrower has not filed bankruptcy yet. BPO report dated xx/xx/xxxx located on “xxshows the subject property is owner occupied in average condition.
xx: xxforeclosure was initiated on the subject property by referring it to the attorney on xx/xx/xxxx. xxcomplaint was filed with the court on xx/xx/xxxx. xxforeclosure judgment was entered on xx/xx/xxxx. xxdate was scheduled on xx/xx/xxxx. xxdated xx/xx/xxxx shows the sale has been cancelled. xxper comment dated xx/xx/xxxx, the foreclosure was placed on hold due to trial modification plan. xx, currently it is placed on hold due to loan was modified on xx/xx/xxxx which is active and currently this loan is in the performing status. xxfurther information has been found regarding foreclosure.
xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxnew modified rate is x.xx % and borrower promises to pay monthly (P&I) payment in the amount of $xxx.xx which was beginning on xx/xx/xxxx till the new maturity date of xx/xx/xxxx. xxcurrent UPB is in the amount of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxlocated on (xx# xx shows the amount of xxwill be due on the xxof this loan.	Affiliated Business Disclosure Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl x)     "The Loan Program Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Radon Gas Disclosure
x. Insurance Sales Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56303223	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.98	7.850%	360	xx	xx	Conventional	Fixed	Cash Out	65.000%	65.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2013	xx	$19,300.00	3.375%	$762.97	02/01/2013	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xx, xx/or xxon xx/xx/xxxx the chain of assignment is complete.

xxto updated title report dated xx/xx/xxxx there is no judgment and liens available in title report xst installment of county taxes for the xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.

xst installment of county taxes for the xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.	xx: xxof payment history as of dated xx/xx/xxxx shows that the borrower is making regular payments. xxloan payments are currently xx month in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received in the total amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxlast payment received date is xx/xx/xxxx. xxcurrent unpaid principal balance according to payment history is in the amount of xx. xxcurrent interest rate is x.xxx% with P&I in the amount of $xxx.xx.
xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/xxxx. xxfurther information is available.
xxinformation has been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the bankruptcy process. xxvisible damages have been found regarding the subject property.
xx: xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/xxxx. xxfurther information is available.
xx: xx	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxout of which amount of xxdeferred amount & amount of xxis interest bearing amount. xxstep modification and the rate started from x.xx% and borrower had given promise to pay P&I in the total amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing"
* Right of Rescission missing or unexecuted (Lvl x)     "Right of Rescission is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date is different from the note date"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84303613	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/13/2025	xx	Yes	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,036.71	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	78.596%	78.596%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/01/2021	xx	$9,820.91	6.550%	$1,004.28	04/01/2021	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows the subject mortgage was originated on xx/xx/xxxx in favor of “xx, xx” and which was recorded on xx/xx/xxxx with the loan amount of xx.

xxchain of assignment is complete as currently the xxassignee is U.S. xx.

xxis a (xx, xxor xx) against the borrower in the favor of “xx/xx”, in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxis a xxagainst the borrower in the favor of “xx”, in the amount of $x,xxx.xx and which was recorded on xx/xx/xxxx.

xxcounty annual taxes for the year xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.

xxdelinquent taxes have been found for the prior years.
xxas of dated xx/xx/xxxx shows the borrower is currently performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx including monthly P&I payment of $x,xxx.xx, which was due for xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent xxis x.xx % and the unpaid principal balance is in the amount of xx.	xx: xxas of dated xx/xx/xxxx shows the borrower is currently performing. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx including monthly P&I payment of $x,xxx.xx, which was due for xx/xx/xxxx. xxnext due date of regular payment is xx/xx/xxxx. xxcurrent xxis x.xx % and the unpaid principal balance is in the amount of xx.
xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney o xx/xx/xxxx & complaint was filed on xx/xx/xxxx. xxthe foreclosure was put on hold on xx/xx/xxxx as trial payment plan has been accepted by the borrower.
xxper PACER report debtor’s “xx" had filed bankruptcy under xx# xx on xx/xx/xxxx with the xx# xx xxPOC has not yet filed by the creditor. xxD of xxdated xx/xx/xxxx shows that the amount of claim without deduction value of collateral is xxand value of property is xx. xx, the unsecured portion is xx. xxBK was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.

xx: xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney o xx/xx/xxxx & complaint was filed on xx/xx/xxxx. xxthe foreclosure was put on hold on xx/xx/xxxx as trial payment plan has been accepted by the borrower.
xx: xxper PACER report debtor’s “xx" had filed bankruptcy under xx# xx on xx/xx/xxxx with the xx# xx xxPOC has not yet filed by the creditor. xxD of xxdated xx/xx/xxxx shows that the amount of claim without deduction value of collateral is xxand value of property is xx. xx, the unsecured portion is xx. xxBK was dismissed on xx/xx/xxxx and case was terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx. xxto the modified terms, the new modified principal balance is xxwith deferred balance of $x,xxx.xx and interest bearing amount of xx. xxborrower promised to pay $x,xxx.xx monthly with interest rate of x.xx %. xxfirst modified payment date is xx/xx/xxxx and the maturity is xx/xx/xxxx.	Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x is missing from the loan file. Hence, points and fees have been updated from the Itemization document which is available in the loan file on “xxxxxx.pdf” at “Pg # xx	* Application Missing (Lvl x) "Final Application is missing from loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing transfer document is missing from loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "Right of Rescission document is not hand dated by the Borrower"
																																																																																								* TIL not hand dated (Lvl x) "The Final Truth in Lending document is not hand dated by the Borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74865690	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,002.10	3.500%	360	xx	xx	Conventional	Fixed	Purchase	54.430%	54.430%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	779	Not Applicable	35.375%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx and recorded on xx/xx/xxxx for the amount of xx.
 xxchain of assignment has not been completed. xxlatest assignment has been found.
xxare no active liens and judgments against the borrower.
xxtaxes for the year xxxx will due on xx/xx/xxxx for the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of dated xx/xx/xxxx, the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of dated xx/xx/xxxx, the borrower is regular with the payment and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Unacceptable	* Occupancy concerns - (Lvl x) "Subject approved as NOO. Per tape, BWRx and BWRx are not employed and do not own another primary residence. Elevating for client review as subject may be OO with unemployed BWRs that would not have qualified for ATR."	* Missing Required Disclosures (Lvl x) "Home Loan Toolkit is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21387212	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/16/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.69	9.940%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/01/2012	xx	Not Applicable	6.000%	$599.55	04/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith lender is MERS as nominee for xxwith xx | xx/xx# xx xxxxxxxxxxx.

xxchain of assignment has been completed. xxlast chain of assignment is with xx.

xxliens and judgment has been found:

xxare x municipal liens which were recorded on different dates with different amount total in the amount of $xxx.xx in favor of xxof xx.

xxannual taxes of xxxx have been due in the amount of $xxxx.xx.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxloan is currently in performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment dated xx/xx/xxxx the reason for default is curtailment of income. xxper servicing comment the subject property has been occupied by the owner. xxborrower's intention is to keep the property. xxdamage or repairs have been found.

xxloan was modified on xx/xx/xxxx between the borrower xxand the lender is xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxis no any deferred balance. xxinterest-bearing amount is xx.

xx: xx: xx	xxloan was modified on xx/xx/xxxx between the borrower xxand the lender is xx. xxnew modified principal balance as per modification is in the amount of xxwith an interest rate of x.xx% and the borrower promises to pay P&I in the amount of $xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per modification is xx/xx/xxxx. xxis no any deferred balance. xxinterest-bearing amount is xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Texas State. The following state disclosures are missing in the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Preclosing Disclosure
x. Home Equity Loan Copies of Documents
x. Home Equity Loan Rescission Notice
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of Address for Borrower Notification of Violation
xx. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx. Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89989584	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,152.11	11.730%	240	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/16/2018	xx	$0.00	4.375%	$398.04	10/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xxcombined taxes of xxxx have been due in the amount of $xxx.xx.

xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxto payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxto PACER the borrower xx, xx. and xxhad filed the xxon xx/xx/xxxx under chapter-xx with case# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed by CitiFinancial, xx. on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $x.xx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxloan was modified between borrower xxand xxM. xxand the lender U.S xxon xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand lender agrees to forgive xx. xxpromise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.

xxlatest property inspection report is not available in the loan file to determine current property condition.

xxcomments pertaining damage to the property were observed.

xxper servicing comment unable to determine the reason for default.

xxforeclosure activity has been found.

xx: xx: xxto PACER the borrower xx, xx. and xxhad filed the xxon xx/xx/xxxx under chapter-xx with case# xx plan was confirmed on xx/xx/xxxx. xxPOC was filed by CitiFinancial, xx. on xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $x.xx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down. xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxloan was modified between borrower xxand xxM. xxand the lender U.S xxon xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand lender agrees to forgive xx. xxpromise to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file , However the values are taken as note date and loan amount."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the state of Texas. The following required State Disclosure is missing in the loan file. x. TX Loan Agreement Notice x. Commitment Requirement/Anti-Tying x. TILA Disclosures in Spanish x. Home Equity Consumer Disclosure x. Home Equity Loan Interest and Fees Preclosing Disclosure   x. Home Equity Loan Copies of Documents x. Home Equity Loan Rescission Notice x. Fair Market Value of Homestead Property Acknowledgment x. Home Equity Loan Notice of Address for Borrower Notification of Violation xx. Choice of Insurance Notice xx. Collateral Protection Insurance Disclosure xx. Non-Deposit Investment Product Disclosure Are there any promotional materials? xx. Insurance Solicitation/Post Commitment Requirement xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71597926	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,406.93	2.125%	120	xx	xx	Conventional	Fixed	Cash Out	62.350%	62.350%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	813	805	66.134%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, recorded with the xx/xx# xx / xxxx.

xxchain of assignments found. xxto determine last assignee.

xxactive liens and judgments have been found against borrower and property.

xxof xxxx have been due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is performing.
 xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxcomment does not state reason for default. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
xxevidence has been found regarding covid-19.

xx: xx: xx	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrowers income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from the loan document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Loan fails Compliance Ease delivery and timing test for initial Closing Disclosure dated x/xx/xxxx. Document tracker is missing and x business days were added to get receipt date x/xx/xxxx which is less than x business days from the Consummation date x/xx/xxxx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the bona fide discount points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership Counseling Organizations disclosure is missing from the loan documents"
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "AUS report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan document."			Moderate	Pass	Pass	No Result	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18833774	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$605.38	2.250%	360	xx	xx	Conventional	Fixed	Refinance	52.792%	52.792%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	45.947%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxtitle dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx. xxassignment was found. xxactive judgments or liens have been found. xxtaxes of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.
xxhistory as of xx/xx/xxxx shows that loan is current and borrower is due for xx/xx/xxxx payment. xxpayment was made on xx/xx/xxxx in the amount of $xxxx.xx for the due date xx/xx/xxxx. xxUPB is xxand interest rate is x.xx%.	xx: xxis current and borrower is due for xx/xx/xxxx payment. PH shows that last payment was made on xx/xx/xxxx in the amount of $xxxx.xx for the due date xx/xx/xxxx. xxUPB is xx.
xxFC action was noted. xxevidence of xximpact has been found. xxinformation about damage or repair was found. xxoccupancy is unable to be confirmed.

xx: xx: xx	Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	xx	x: Curable	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl x) "Subject loan closed with property inspection wavier. However, property inspection wavier is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl x)     "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $x,xxx.xx Fees threshold $x,xxx.xx Over By +$xxx.xx.
Following fees were included in this test,
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl x)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $x,xxx.xx Fees threshold $x,xxx.xx. Over By +$xxx.xx.
Following fees were included in this test,
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership Counseling Disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Tape shows that no issue with this loan. However, the loan had to be repurchased so new loan could be sold. There is an IT issue where the loan would never come back up on the loan sale to resell it. Original loan sold to Fannie never closed."
* Missing Initial Closing Disclosure (Lvl x)     "Initial Closing Disclosure is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate Lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx and its recommendation is "Approve/Eligible" with a DTI of xx.xxx%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51370586	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx	xx	01/13/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,294.54	5.004%	300		xx	xx		Conventional	Fixed		Refinance	84.110%	113.480%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/10/2019	xx	$37,696.97	5.000%	$776.34	01/10/2019	Financial Hardship
xxper the review of xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the assignment is from xx.
xxis one UCC lien against the borrower in the favor of xx, LLC which was recorded on xx/xx/xxxx.
xxis one civil judgment against the borrower in the favor of GEMB xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xst and xnd installment town taxes of xxxx are due in the amount of $xxxx.x.
xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxUPB is xx.

xx: xxloan is currently in the performing status. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is xx. xxcurrent interest rate is x.xx % and P&I is $xxx.xx. xxfor default is not mention in the available comments. xxcomment found stating that the borrower’s income is impacted due to xx-xx. xxagreement was signed between the borrower xxand lender CTF xx, LLC on effective dated xx/xx/xxxx. xxpost-closing details regarding the foreclosure and bankruptcy have not been found. xxto comment dated xx/xx/xxxx, the subject property is owner occupied. xxcomment pertaining damage to the subject property has been observed. xxlatest BPO report has been found in the loan file.
xx: xx: xx	xxagreement was signed between the borrower xxand lender CTF xx, LLC on xx/xx/xxxx. xxnew modified UPB is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxlender agrees to forgive the principal in the amount of xx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with Estimated HUD-x and Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl x)     "Lost Note Affidavit has been found in the loan file located at “x. North LNA - original” which states that the original Note has been lost or misplaced. However, duplicate copy of Note available in the loan file."
* Note is missing or unexecuted (Lvl x) "Original Note is missing from the loan file. LNA is not available. The loan was modified on xx/xx/xxxx."	* Application Missing (Lvl x) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending is document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from loan file."
* LTV or CLTV exceeds xxx% (Lvl x)     "As per Appraisal tape data, the appraised value of the subject property is $xxx,xxx.xx. The loan amount is $xxx,xxx.xx and there is a piggy back mortgage against the subject property in the amount of $xx,xxx.xx. Hence, the LTV exceeds xxx%."
* Missing Appraisal (Lvl x)     "An Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in New Jersey State. The following state disclosures are missing in the loan file.
x) Delivery Fee Authorization.
x) NJ Attorney Disclosure.
x) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.
x) Commitment Disclosures.
x) Choice of Insurer Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70657606	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/03/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,048.31	3.125%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	Radian	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	40.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx, xxand recorded on xx/xx/xxxx for the amount of xx.
xxchain of assignment has been completed. xx, the assignment is with xx.
xxare no active liens and judgments found against the borrower.
xxtaxes for the year xxxx will be due on xx/xx/xxxx for the amount of $xxxx.xx. xxprior year tax delinquency has been found.
xxto the payment history as of xx/xx/xxxx.xxborrower is regular with the payment and the next due date per tape is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I per tape is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of xx/xx/xxxx.xxborrower is regular with the payment and the next due date per tape is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx for the amount of $xxxx.xx(PITI). xxmonthly P&I per tape is in the amount of $xxxx.xx with an interest rate of x.xxx%. xxcurrent UPB is reflected in PH for the amount of xx.
xxcomments have been found regarding the foreclosure and bankruptcy. xxsubject property is owner-occupied and is in average condition. xxcomments have been found regarding the property damage or repair. xx, no comments have been found regarding the income impacted due to covid-19.

																																																																																	xx: xx: xx	Not Applicable		xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approve at xx.xx%. Income miscalculation may push DTI to over xxx%. Unable to rely on docs in file and unable to calc ATR."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19680471	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/07/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,763.07	2.875%	360	xx	xx	Conventional	Fixed	Refinance	71.474%	71.474%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	803	811	34.674%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the xxtitle report dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xx, which was recorded on xx/xx/xxxx xx# xx xx/xx# xx / xxx.
xxchain of the assignment has been completed.
xxactive liens and judgments have been found against the borrower and the property.
xxtaxes for the year of xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.
xxprior year’s delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the xxof loan is currently performing. xxper the payment history as of xx/xx/xxxx, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.
xxcomments have been found regarding reason for default.
xxborrower xxhas been working at xx. as xxfor xx years.
xxper the servicing comments, the subject property has been occupied by the owner and is in average condition. xxdetails have been found regarding damage.

xx: xx: xx	Not Applicable	Missing DU/GUS/AUS Transmittal (xxxx)	xx	x: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date (xx/xx/xxxx) is more than xx calendar days after the consummation date, or closing / settlement date (xx/xx/xxxx)."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl x)     "ComplianceEase TRID Tolerance Test is Incomplete due to Initial Closing Disclosure is missing in the loan file."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape reflects, TRID Violation - The investor cancelled this loan due to the Post Consummation CD was completed more than xx days from closing/discovery and is ineligible for purchase. TILA-RESPA integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $xxx.xx exceeds tolerance of $x.xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl x)     "DU/GUS/AUS is missing from the loan file."
																																																																																							* Transmittal (xxxx) is Missing (Lvl x) "Final Transmittal summary (xxxx) is missing from the loan documents."	* Cash Out Amount Exceeds Guidelines (Lvl x) "This is a no Cash-Out or Rate/Term Refinance transaction; however, the Final CD reflects cash to borrower as $x,xxx.xx."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69490930	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.47	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	33.539%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xx, which was recorded on xx/xx/xxxx.
xxassignment has been found. xxcurrent assignment is with the lender MERS as nominee for xx.
xxactive liens and judgments have been found against the borrower and the property.
xxcombined taxes of xxxx have been paid and annual combined taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is performing with the loan.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxpertaining bankruptcy-related details have been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xxcomment pertaining to the damage on the subject property has been observed.
xxper the final application, the borrower is working at xxand DECO as a xxfor xxx months.

xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Curable	* ComplianceEase State Regulations Test Failed (Lvl x) "Loan Fails Origination Fee First Lien Test fees charged $x,xxx.xx Fees threshold $x.xx Over By +$x,xxx.xx. The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot decrease test. Initial LE dated xx/xx/xxxx reflects Non-specific lender credit at $xxx.xx. However, Final CD dated xx/xx/xxxx reflects Non-specific lender credit at $x.xx. This is decrease of +$xxx.xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl x)     "Seller tape shows AUS Caution, cannot manually UW."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29265137	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$801.54	3.500%	360	xx	xx	Conventional	Fixed	Refinance	72.857%	72.857%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	49.161%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xxLLC.

xxchain of assignment has been completed.

xxactive judgments or liens have been found.

xst and xnd combined taxes of xxxx have been paid in the amount of $x,xxx.xx.

xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the current status of the loan is performing.

xxto payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $x,xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper servicing comment unable to determine the reason for default.

xxcomment pertaining to the damage on the subject property has been observed.

xxloan hasn’t modified since origination.

xxforeclosure activity has been found.

xxpost close bankruptcy record has been found.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "AUS recommendation is Approve/Ineligible at xx.xxx%. Tape shows DTI miscalculation may push DTI to over xx%-xx%. Unable to rely on documents in file and unable to calculate ATR."
																																																																																						* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx xx) and its recommendation is “Approve/Ineligible” with a DTI of xx.xxx%."				Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38891116	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,127.83	3.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	45.265%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xx, with MERS as nominee for xxLLC, with xx# xx xxchain of assignment has been completed; currently, the assignment is with MERS as nominee for xxLLC.

xxactive judgments or liens have been found against the borrower.
xxcounty taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the current status of the loan is performing. xxlast payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the comment history, the current status of the loan is performing.
xxto the payment history as of xx/xx/xxxx, the last payment was received on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined from the latest servicing comments.
xxcomment has been found stating that borrower’s income is impacted due to xx-xx.
xxevidence has been found regarding damage or repairs in the latest servicing comments.
xxper the VOE, the borrower is self-employed and working at xx/ xxPA as a xx/ xxfrom x.x years.

																																																																																	xx: xx: xx	Not Applicable	Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "The subject loan was approved at the DTI of xx%. The provided Seller’s tape is showing an alert that the borrower's SE income was calculated incorrectly increase DTI to xx%. Unable to rely on the documents in the loan file and unable to calculate ATR."	* Missing or error on the Rate Lock Document (Lvl x) "An executed copy of Rate Lock Agreement is missing from the loan file."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29079744	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,242.94	4.499%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	55.873%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and recorded on xx/xx/xxxx for the amount xxheld by xxLLC.
xxchain of assignment is complete.
xxactive judgments or liens have been found.
xxcounty taxes of xxxx are due in the amount of $x,xxx.xx for xx/xx/xxxx.
xxdelinquent taxes have been found for the prior year.
xxof payment history as of xx/xx/xxxx shows that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate x.xxx % which was applied for the due date xx/xx/xxxx. xxcurrent UPB as of the date is xx.	xx: xxcurrent status of the loan is performing.
xxof payment history as of xx/xx/xxxx shows that the borrower is current with the loan. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with interest rate x.xxx % which was applied for the due date xx/xx/xxxx. xxcurrent UPB as of the date is xx.
xxforeclosure and bankruptcy evidence has been found.
xxdamage or repairs have been found in the latest servicing comments.

xx: xx: xx	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing Disclosures Missing or error on the Rate Lock Missing Required Disclosures	xx	x: Unacceptable	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (Locator# xx Findings xx-xxxxxxA [RUM_ A_I x_x]) and its recommendation is “Approve/Ineligible” with a DTI of xx.xxx%."	* Appraisal incomplete (missing map, layout, pages, etc.) (Lvl x) "Seller has provided the CO and WOC."
* ComplianceEase TILA Test Failed (Lvl x)     "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of $xxx.xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl x)     "Loan failed charges that cannot increase test. Initial LE dated x/xx/xxxx reflects Transfer Taxes at $x,xxx.xx. However, Final CD dated x/x/xxxx reflects Transfer Fee Taxes at $x,xxx.xx (Transfer Taxes of $ $x,xxx.xx Paid by Buyer and $x,xxx.xx Paid by Seller). This is an increase of $xx.xx for charges that cannot increase.

Loan failed charges that cannot decrease test. Revised LE dated x/xx/xxxx reflects Non-specific lender credit at $xxx.xx. However, Final CD dated x/x/xxxx reflects Non-specific lender credit at $xxx.xx. This is decrease of $xxx.xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl x)     "Homeownership Counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl x)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl x)     "Settlement Services Provider List is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl x) "Your Home loan Toolkit is missing from the loan documents."			Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
611922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$283.12	7.625%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith xx, xx.

xxchain of assignment has been completed.

xxare multiple liens and judgments are active against the borrower in favor of different plaintiffs in the total amount of xx, recorded on multiple dates.

xxcombined taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.

xxcombined taxes of xxxx have been due in the amount of $x,xxx.xx.

xxprior year delinquent taxes have been found.
xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the loan is in xx.

xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed by xxLLC d/b/a xx. xxon xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.

xxper servicing comment unable to determine the reason for default.

xxcomment pertaining to the damage on the subject property has been observed.

xxloan hasn’t modified since origination.

xxforeclosure activity has been found.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter- xx with the case# xx xx/xx/xxxx. xxPOC was filed by xxLLC d/b/a xx. xxon xx/xx/xxxx, with the claim amount of xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxschedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. xx, the unsecured portion is $x.xx. xxis no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx as well as xxxx is missing in the loan file. However, the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Federal TILA
TILA APR Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl x)     "Federal TILA
TILA APR Test: FAIL
This loan failed the TILA APR test. ( xx CFR §xxxx.xx(a)(x), (x) , transferred from xx CFR §xxx.xx(a)(x), (x) )
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in the state of Texas. The following required State Disclosures are missing in the loan file.
x. TX Loan Agreement Notice
x. Commitment Requirement/Anti-Tying
x. TILA Disclosures in Spanish
x. Home Equity Consumer Disclosure
x. Home Equity Loan Interest and Fees Preclosing Disclosure
x. Home Equity Loan Copies of Documents
x. Home Equity Loan Rescission Notice
x. Fair Market Value of Homestead Property Acknowledgment
x. Home Equity Loan Notice of Address for Borrower Notification of Violation
xx. Choice of Insurance Notice
xx. Collateral Protection Insurance Disclosure
xx. Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx. Insurance Solicitation/Post Commitment Requirement
xx. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per HUD-x settlement date is xx/xx/xxxx which is not aligned with the original note date xx/xx/xxxx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43141826	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$544.28	7.000%	240	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/12/2019	xx	Not Applicable	7.000%	$103.59	03/01/2019	Financial Hardship	xxto the updated title report dated xx/xx/xxxx , the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with xx# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxactive judgments or liens have been found against the subject property and borrower.
xst installment of county taxes for year xxxx have been paid off in the amount of $x,xxx.xx .
xnd installment of county taxes for year xxxx have been paid off in the amount of $x,xxx.xx .
xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is in collection. xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined. xxsubject property is occupied by the owner. xxcomments have been found for damage or repairs.
xx: xx: xxto the PACER, the borrower xxP. xxhad filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; therefore, there is no unsecured portion. xxcase was discharged on xx/xx/xxxx and the terminated on xx/xx/xxxx.	xxagreement was made between xxP. xxand xx,xx. on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis no deferred and forgiven amount.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Acct Disclosure is missing from the loan files"
* Missing Appraisal (Lvl x)     "Appraisal document is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99938655	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$646.77	7.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2016	xx	Not Applicable	7.500%	$581.89	03/01/2016	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender “xx's xx" in the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.  xxcurrent assignment is with xx.
xxis an active judgment against the borrower xxfiled by the xxhome furnishings for the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxis a credit card judgment against the borrower xxH. xxfiled by the xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
xxis a xx-GOVT(municipal) lien against the subject property filed by xxfor the amount of $xxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes of xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.

xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.

xx: xxto the review of the servicing comments, the loan is in the collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $xxx.xx which includes P&I $xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default was the curtailment of income. xxborrower was approved for the x months of FB plan which was started on xx/xx/xxxx.
xxpertaining bankruptcy-related details have been found.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxper the BPO report dated xx/xx/xxxx, the subject property needs repair on exterior pain for the amount of $x,xxx.xx. xxfurther comments related to damage/repair have been found.

xx: xx: xxto the PACER, the debtor (xx) had filed bankruptcy under chapter-xx with xx # xx xx/xx/xxxx. xxbankruptcy was dismissed on xx/xx/xxxx. and the case was terminated on xx/xx/xxxx.	xxagreement was made between the borrower xxand lender xx's xxon xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from loan files."	* Application Missing (Lvl x) "Final application document is missing from loan files."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from loan files."
* Missing Appraisal (Lvl x)     "Appraisal document is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37706094	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,110.40	6.750%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.410%	First	Short Form Policy	Not Applicable	Not Applicable	07/01/2018	xx	Not Applicable	6.750%	$805.53	07/01/2018	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich is held by “xx” and this was recorded on xx/xx/xxxx.
xxchain of the assignment has been completed and currently, the assignment is with “xx” and this was recorded on xx/xx/xxxx.
xxis one “xx/xxmortgage” against the subject property in the amount of $xxxx.xx which is held by “xx, LLC” and this was recorded on xx/xx/xxxx.
xxis one prior mortgage against the subject property originated on xx/xx/xxxx with the lender xx in the amount of xxwhich was recorded on xx/xx/xxxx. xx, as per xxagreement dated xx/xx/xxxx the prior mortgage subordinated with subject mortgage.
xxcombined and school taxes of the year xxxx are due in the amount of $xxxx.xx.

xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxcurrent status of the loan is collections. xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $x,xxx.xx. xxUPB is xx.
xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx.
xxis no post-origination bankruptcy record.
xxevidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
xxcomments have been found stating that the borrower’s income has been affected by covid-19.
xxper comment dated xx/xx/xxxx, the subject property was damaged due to hazard. xxloss draft check was received on xx/xx/xxxx from xxin the amount of xx. xxfurther details have been found. xxper exterior BPO report dated xx/xx/xxxx(xx), the subject property is in average condition.

xx: xx: xx	xxloan modification agreement was made between the borrower and lender on xx/xx/xxxx. xxnew principal balance is xx. xxborrower has promised to pay the monthly payment of $xxx.xx at the rate of interest of x.xxx%. xxpayment had begun from xx/xx/xxxx that is to be ended with the stated maturity date of xx/xx/xxxx.	Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(o)(x) ).
Loan data is $xxx,xxx.xx and allowed data is $xxx,xxx.xx. The variance is -$xxx.xx.

This loan failed the TILA Foreclosure Rescission Finance Charge Test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ).
Loan data is $xxx,xxx.xx and allowed data is $xxx,xxx.xx. The variance is -$xxx.xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,674.75	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27557602	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,148.38	6.125%	360	xx	xx	Conventional	Fixed	Refinance	72.414%	72.414%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “xx” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is not complete as the subject mortgage is not yet assigned to any entity.

xxis an active junior mortgage available against the subject property in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx.

xxis an active water/sewer lien available against the subject property in the amount of $xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.

xst and xnd installment of county taxes of xxxx are due in the total amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
xxdated xx/xx/xxxx shows that borrower has been impacted by xx-xx pandemic.

xxsubject property is currently occupied by owner. xxare no evidences of visible damage or repairs have been found in the last xx months servicing comments. xxsubject property is currently in average condition.

xxevidences of foreclosure and bankruptcy have been found in the servicing comments.
xx: xx: xx	Not Applicable	xx	x: Acceptable with Warnings	* ROR Transaction date not consistent with Note and/or HUD (Lvl x) "ROR transaction date is different from Note and Final HUD-x."
																																																																																								* Settlement date is different from note date (Lvl x) "Settlement date xx/xx/xxxx is different from note date xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33701948	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$896.87	5.625%	360	xx	xx	Conventional	Fixed	Refinance	95.000%	95.000%	Full Documentation	Yes	MGIC	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.812%	First	Final policy	Not Applicable	Not Applicable	10/17/2015	xx	Not Applicable	3.125%	$701.97	12/01/2015	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxloan is currently the assignment with xx.

xxactive judgments or liens found

xxcounty taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of xxwas committed to pay as per pro-rata basis.

xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of xx.

xxper review of latest BPO dated xx/xx/xxxx, the subject property owner occupied and is in average condition. xxdamage and repairs have been found latest servicing comments.
xx: xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $xxx.xx for xx months and the arrearage in the amount of xxwas committed to pay as per pro-rata basis.	xxloan was modified with an effective date of xx/xx/xxxx and a new principal balance is xxto a step modification and the rate was starting from x.xxx% and borrower had given promise to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx with a new maturity date of xx/xx/xxxx. xxrate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file. However, the income and expenses have been captured from underwriting and transmittal (xxxxxxxxxx_xxxxxxxx Pg# xx
* Application Not Signed by All Borrowers (Lvl x)     "Final loan application /xxxx is missing from the loan file. However, the income and expenses have been captured from underwriting and transmittal (xxxxxxxxxx_xxxxxxxx Pg# xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of Utah. The following required State Disclosure is missing in the loan file.
x. Fee Disclosure
x. Loan Application Notice
x. Servicer Disclosure
x. Notice of Change of Terms For Open-End Consumer Credit Contract
x. Disclosure of Debtor’s Waiver of Class Action"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date "x/x/xxxx" on HUD-x is not match with note/closing date "x/x/xxxx"."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14452521	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,060.58	6.375%	360	xx	xx	Conventional	Fixed	Refinance	75.556%	75.556%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.756%	First	Final policy	Not Applicable	Not Applicable	03/07/2018	xx	Not Applicable	4.000%	$570.62	04/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxin the favor of MERS as nominee for “xx, xx”.
xxis an active junior xxagainst the subject property in the amount of xxin the favor of xx & xx, LLP and it was recorded on xx/xx/xxxx.
xxis an active junior xxagainst the subject property in the amount of xxin favor of xx & xx, LLP and it was recorded on xx/xx/xxxx.
xxis an active credit card judgment against the borrower xxC. xxfor the amount of $xxx.xx in the favor of “xx.” which was recorded on xx/xx/xxxx.
xxis an active civil judgment against the borrower in the amount of $ x,xxx.xx in the favor of “xx” and it was recorded on xx/xx/xxxx.
xxxst installment town taxes of xxxx have been paid in the amount of $ xxx.xx on xx/xx/xxxx.
xxxnd installment town taxes of xxxx are due in the amount of $ xxx.xx on xx/xx/xxxx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is in the collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower's income was impacted by the xx-xx. xxborrower was approved for the x months of forbearance plan which was started from xx/xx/xxxx to xx/xx/xxxx.
xxforeclosure activity has been found.
xxpertaining bankruptcy-related details have been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxper the BPO report dated xx/xx/xxxx located at “xx”, the subject property needs repair on the xx(xx/xx) for the amount of xxand exterior painting for the amount of $x,xxx.xx. xx, no comments related to damage/repair have been completed found in the collection comments.

xx: xx: xx	xxmodification agreement was made between the borrower xxand lender xx, LLC on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the P&I in the amount of $xxx.xx with an interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase risk indicator is Moderate due to following factor:
TILA foreclosure rescission finance charge test.
Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$xx.xx."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43301169	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.11	5.875%	360	xx	xx	Conventional	Fixed	Refinance	79.545%	79.545%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	16.005%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xx.
xxchain of assignment has not been completed. xx, the mortgage is with xx. xx which was recorded on xx/xx/xxxx. xx; it is missing from xxto xx., ("MERS") as nominee for xx.
xxliens and judgments against the borrower:
xxjudgment against the borrower was recorded on xx/xx/xxxx in the amount of $xxx.xx in favor of xxLLC.
xxdelinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for xx days. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the comment dated xx/xx/xxxx, the subject property is occupied by the owner. xxdamage or repairs have been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl x)     "TILA Foreclosure Rescission Finance Charge Test: FAIL $xxx,xxx.xx $xxx,xxx.xx -$xx.xx This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form is missing from loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43331308	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.70	6.500%	360	xx	xx	Conventional	Fixed	Purchase	90.000%	90.000%	Full Documentation	No	RMIC (Republic)	Unavailable	17.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	69.799%	First	Final policy	Not Applicable	Not Applicable	09/08/2016	xx	$90,000.00	2.000%	$693.17	10/01/2016	Financial Hardship	xxper xxtitle dated xx/xx/xxxx shows that subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment is complete as the mortgage is currently assigned to xxLLC.
xxactive judgments or liens have been found. xxtaxes of xxxx are paid in installments.
 xxlast installment was paid on xx/xx/xxxx in the amount of $xxxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment dated xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

xx: xxper review loan file, the prior FC action started on xx/xx/xxxx under case# xx xx, lis pendens was discharged on xx/xx/xxxx. xx, new lis pendens was filed on xx/xx/xxxx under case# xx which was discharged on xx/xx/xxxx. xxfurther foreclosure action was found.
xx: xx	xxwas modified on xx/xx/xxxx with new UPB of xx. xxof new UPB, the amount of xxhas been deferred. xxUPB xxto be paid with interest at the rate of x.xx% starting from xx/xx/xxxx by making P&I of $xxx.xx. xxmaturity date is xx/xx/xxxx.	Final Truth in Lending Discl. Mortgage Insurance Origination Appraisal	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "CE is moderate due to failure of TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test."
* DTI > xx% (Lvl x)     "As per xxxx, the total income of the borrower is $xxxx.xx and expenses are in the amount of $xxxx. Hence, DTI exceeds xx.xx%."
* Final TIL Missing or Not Executed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* MI, FHA or MIC missing and required (Lvl x)     "LTV is xx.xx% and Tape data shows that loan is MI insured. However, MI certificate is missing from the loan file."
																																																																																								* Missing Appraisal (Lvl x) "Appraisal report is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55017527	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.35	5.500%	360	xx	xx	Conventional	ARM	Refinance	90.000%	90.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.094%	First	Final policy	Not Applicable	Not Applicable	06/08/2017	xx	Not Applicable	2.000%	$500.97	07/01/2017	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx, LLC and it was recorded on xx/xx/xxxx.
xxis junior mortgage open against the property in the favor of xx, xxand it was recorded on xx/xx/xxxx in the amount of xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in bankruptcy. xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx. xxto the PACER, the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxlast filing date is xx/xx/xxxx. xxforeclosure proceedings have been found. xxto collection comment, no damages or repairs have been found.
xx: xx: xxto the PACER, the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $x,xxx.xx. xxwas filed on xx/xx/xxxx. xxwas confirmed on xx/xx/xxxx. xxlast filing date is xx/xx/xxxx.	xxstep loan modification was made between the borrowers xxJ, and xxL and lender xx, xx., on xx/xx/xxxx. xxper modified term, the new principal balance is xx. xxborrower promises to pay the loan in steps beginning from xx/xx/xxxx for xx months in the amount of $xxx.xx with modified interest rate of x.xx%, to xx/xx/xxxx in the amount of $xxx.xx with interest rate of x.xxx% .xxloan modification hasn’t balloon provision.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by all borrowers."	* Loan program disclosure missing or unexecuted (Lvl x) "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is xx/xx/xxxx which is different from note date xx/xx/xxxx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89012158	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/20/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,340.17	5.375%	360	xx	xx	Conventional	Fixed	Purchase	79.907%	79.907%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	35.478%	First	Final policy	Not Applicable	Not Applicable	03/01/2017	xx	Not Applicable	4.625%	$1,037.22	04/01/2017	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of MERS as nominee for xxin the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.
xxis a junior mortgage open against the subject property in favor of xx in the amount of xxwhich was recorded on xx/xx/xxxx.

xxand second installment combined taxes of the year xxxx are due on xx/xx/xxxx & xx/xx/xxxx in the total amount of $x,xxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found.
xxper comment dated xx/xx/xxxx, the borrower’s income was impacted by xx-xx. xxfurther details have been found.
xx: xx: xxper PACER, the borrower had filed bankruptcy on xx/xx/xxxx under chapter x with case# xx xxcase was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxmodification agreement was made on xx/xx/xxxx. xxmodification interest rate is x.xxx% and borrower has promised to pay P&I in the amount $x,xxx.xx began on xx/xx/xxxx. xxnew principal balance is xxwhich is an interest- bearing amount. xxlast modified payment will be due on xx/xx/xxxx.
xxper modification agreement, lender has decided to forgive the principal amount of xxwhich exceeds the modified UPB by more than x%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	x: Curable	* Not all borrowers signed HUD (Lvl x) "Final HUD-x is not signed by all borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per final HUD-x, settlement date is x/xx/xxxx which is after Note date x/x/xxxx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50485317	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,564.83	6.000%	360	xx	xx	Conventional	Fixed	Refinance	59.862%	59.862%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	44.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx’s xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of assignment has not been found.
xxis xxcard judgment against the borrower in the favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxis xxsupport lien against the borrower in the favor of xxof xxin the amount of $x.xx which was recorded on xx/xx/xxxx.
xst and xnd county annual taxes of xxxx are due in the amount of $x,xxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.

xxper comment dated xx/xx/xxxx, the reason for default is unemployment due to covid-xx. xxother evidence has been found.

xxwas not filed.

xxinformation has been found regarding the foreclosure.

																																																																																	xx: xx: xx	Not Applicable	Right of Rescission	xx	x: Curable		* Not all borrowers signed HUD (Lvl x) "HUDx is not signed by borrower."	* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file." * Settlement date is different from note date (Lvl x) "Settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
77545025	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	12/11/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,035.19	5.875%	360	xx	xx	Conventional	Fixed	Refinance	52.239%	52.239%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	102.018%	First	Final policy	Not Applicable	Not Applicable	05/12/2013	xx	$10,481.49	4.000%	$624.34	06/01/2013	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, xx., recorded with the xx# xx xxof assignment has been completed. xxlast assignment is with xx.

xxmortgages, liens and judgments found against the borrower and property is as follows:

x. xxis a junior mortgage active against property in the favor of “MERS as nominee for xx.”, which was originated on xx/xx/xxxx and recorded on xx/xx/xxxx in the amount of xx.

x. xxis a xxactive against borrower in the favor of “xx”, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.

x. xxare multiple state tax xxactive against borrower in the favor of different plaintiffs which were recorded on different dates total in the amount of xx.

xst and xnd installment xxof xxxx are due on different dates total in the amount of $x,xxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status is collection.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x month. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxto the collection comment dated xx/xx/xxxx, the RFD is curtailment of income.
xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property.
xxevidence has been found regarding xxand xx.
 xxper the review of collection comments, the subject property is in good condition.

xx: xx: xxto the PACER, the borrower “xxM xxand xxhad” filed for bankruptcy under chapter-x with the case# xx xx/xx/xxxx.xxschedule D of xxshows that the value of the collateral is xxand the amount of claim is xx; however, the unsecured portion is $xx.xx. xxis no comment indicating a cram down. xxthe bankruptcy was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	xxloan was modified between borrower xxand xxand the servicer xx, INC on xx/xx/xxxx. xxper this modification agreement the new principal balance is xxand borrower has promised to pay principal and interest in the amount of $xxx.xx with rate of x.xxx %. xxto this agreement new maturity date will be xx/xx/xxxx.	HUD-x Closing Statement Missing Required State Disclosures	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* DTI > xx% (Lvl x) "As per xxxx dated x/xx/xxxx, the total monthly income is in the amount of $x,xxx.xx and the total monthly expenses are in the amount of $x,xxx.xx. Hence, the DTI is calculated as xxx.xxx % which is exceeding xx% DTI limit."
																																																																																								* Missing Required State Disclosures (Lvl x) "Following State Disclosures are missing from the loan file. x.Impound Account Disclosure x.Cosigner Notice x.Private Mortgage Insurance Disclosure x.Earthquake Disclosure for Condominiums x.Hazard Insurance Disclosure x.Insurer RecommendationDisclosure x.CA Fair Lending Notice x.Anti-Tying Disclosure x.Privacy Notice xx.Notice of Right to Copy of Appraisal xx.Application for Credit-Married Persons xx.Fair Debt Collection Notice xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77437776	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	11/05/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$844.36	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	54.137%	54.137%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2013	xx	$10,145.25	2.000%	$411.77	06/01/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. in the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xxchain of assignment has been completed. xxlast assignment is with xxwhich was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found against the borrower/subject property.

xxxrd and xth installment taxes of xxxx are due in the amount of $xxx.xx on xx/xx/xxxx and $xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxborrower pays the P&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxnext due date for payment is xx/xx/xxxx.xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is the borrower’s income was impacted by xx-xx pandemic. xxforbearance plan has been approved for x months that began from xx/xx/xxxx to xx/xx/xxxx. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx: xx: xx	xxloan modification agreement was made between the xx (xx) and xx, xx. (xx) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxamount of xxfrom the new principal balance is deferred and an interest bearing principal balance is xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx%. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxinterest rate changes in x steps ending at x.xxx%.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl x)     "The note date is xx/xx/xxxx and the HUD-x settlement date is xx/xx/xxxx with a disbursement date is xx/xx/xxxx. Hence, the settlement date is not consistent with the note date."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27792568	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,155.72	6.375%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/01/2015	xx	$50,006.45	4.250%	$505.96	05/01/2015	Financial Hardship	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx, xx.
xxchain of assignment has been completed. xx, the mortgage is with xx which was recorded on xx/xx/xxxx.
xxactive liens and judgments against the borrower.
xxdetails are to follow.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx with the interest rate of x.xx%. xxUPB reflected as per the tape data is in the amount of xxexcluding the deferred balance of xx.	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx with the current rate of x.xx%. xxUPB reflected as per the payment history is in the amount of xxexcluding the deferred balance of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the BPO report dated xx/xx/xxxx and located at “xx”, the subject property is in vacant condition. xxdamage or repairs have been found.

xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of xxshows claim in the amount of xxand the value of collateral is xx. xxunsecured amount is xx. xxthe loan is in active xx.

xxloan modification agreement was made on xx/xx/xxxx with the new principal balance is in the amount of xxand the borrower has promised to pay the new P&I $xxx.xx with the interest rate of x.xx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxinterest bearing amount is xxand deferred balance is xx.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90090943	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,420.08	6.250%	360	xx	xx	Conventional	Fixed	Refinance	68.439%	68.439%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/08/2015	xx	Not Applicable	4.250%	$1,173.35	01/01/2016	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xxin the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of assignment has been completed.
xxactive judgments or liens have been found.

xxinstallments of taxes of xxxx have been paid in the total amount of $x,xxx.xx	xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxis in bankruptcy.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance is in the amount of xx.
xxto the PACER, xxE. xx(borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx.
xxforeclosure proceedings have been found in the recent xx months.
xxto collection comment, no damages or repairs have been found.
xxper comment dated xx/xx/xxxx, the borrower’s income was impacted by xx-xx. xxhas requested for x months forbearance plan. xxfurther details have been found.
xx: xx: xxto the PACER, xxE. xx(borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remains as xx. POC was filed on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of xx. xxchapter xx plan was filed on xx/xx/xxxx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxand regular payment will be paid directly to creditor. xxplan was confirmed on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with fixed rate with new principal balance in the amount of xx. xxborrower had promised to pay in the amount of $x,xxx.xx with rate of x.xxx% started from xx/xx/xxxx. xxmaturity of this agreement is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final xxxx is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk indicator is Moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow account disclosure is missing in the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "The ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3702591	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,516.60	$2,032.53	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	MGIC	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	53.821%	First	Final policy	Not Applicable	Not Applicable	10/18/2013	xx	Not Applicable	4.000%	$1,084.69	11/01/2013	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx and it was recorded on xx/xx/xxxx.

xxchain of assignment is complete. xxloan is currently the assignment with xx.
x) xxare x civil judgments found pending against the borrower recorded on different date totaling in the amount of xx.

x) xxare three HOA liens found opened against the subject property recorded on different dates totaling in the amount of $x,xxx.xx which are in the favor of xx.
x) xxis one water/sewer lien against the subject property in the amount of $xxx.xx recorded on xx/xx/xxxx which is the favor of xxof xx, xx.
xxhalf county taxes of xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
xxhalf county taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxxrd amended chapter-xx plan debtor has committed to pay the arrearage in the amount of xxwas committed to pay as per pro-rata basis.

xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx. xx, the foreclosure is on hold due to borrower had filed bankruptcy on xx/xx/xxxx. xxdetails regarding the foreclosure are not available.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx & accrued interest in the amount of xx.

xxper review of latest BPO dated xx/xx/xxxx, the subject property owner occupied and is in average condition. xxdamage and repairs have been found latest servicing comments.

xx: xxto the review of latest collection comments the foreclosure was accelerated in the loan in xxxx. xxforeclosure was referred to attorney on xx/xx/xxxx. xx, the foreclosure is on hold due to borrower had filed bankruptcy on xx/xx/xxxx. xxdetails regarding the foreclosure are not available.
xx: xxto the PACER, the debtor "xx" had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx. xxxrd amended chapter-xx plan debtor was committed to pay the arrearage in the amount of xxwas committed to pay as per pro-rata basis.	xxagreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $x,xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx. xx, the borrower is pay the mortgage payment as per original note terms.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The ComplianceEase risk indicator is "Elevated", due to
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test:
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test:"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of West Virginia. The following required State Disclosure is missing in the loan file.
x. WV Collateral Protection Insurance Notice x
x. Co-Signer Notice
x. Financial Institution Insurance Disclosure
x. Non-Deposit Investment Product Disclosure
x. Financial Institution Insurance Disclosure
x. Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39319779	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.22	6.000%	360	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	37.347%	First	Final policy	Not Applicable	Not Applicable	04/01/2019	xx	$70,938.36	3.750%	$666.27	04/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of xx.

xxis one junior mortgage open against the subject property in the amount of xxwhich was recorded on xx/xx/xxxx in favor of xx.

xxxx county annual taxes are due in the amount of $x,xxx.xx on xx/xx/xxxx.

xxprior years delinquent taxes have been found pending.	xxdated as of xx/xx/xxxx the delinquency has been done for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxcurrently is in collection. xxpayment history as of xx/xx/xxxx, reveals that the loan has been delinquent for x months and the UPB as of the data is in the amount of xx.
xxloan modification agreement was made between borrower and current servicer and agent on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.
xxdated as of xx/xx/xxxx the delinquency has been done for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date xx/xx/xxxx. xxcurrent P&I is $xxx.xx and rate of interest is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.
xxper collection comment the subject property is occupied by owner. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxborrower had also promise to pay the deferred balance in the amount of xxon the maturity date on xx/xx/xxxx.	Affiliated Business Disclosure Right of Rescission	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to the TILA Right of Rescission Test: fail"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.Closed-end.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20699341	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$261.05	8.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.821%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith MERS as nominee for xx. xxchain of assignment has not been completed as no assignment has been found. xxactive judgments or liens have been found. xst, xnd, xrd and xth county taxes of xxxx have been paid in the amount of $xxx.xx. xxprior year delinquent taxes have been found.	xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.	xx: xxto servicing comments, the loan is in collection.

xxto payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for due date xx/xx/xxxx. xxcurrent P&I is in the amount of $xxx.xx and current PITI is in the amount of $xxx.xx with an interest rate of x.xxx%. xxcurrent UPB reflected as per the payment history is in the amount of xx.

xxper comment dated xx/xx/xxxx, the subject property is owner occupied.

xxper latest BPO located at “xx”dated xx/xx/xxxx, the subject property has damages and needs repairs, deterioration, renovation, remolding as the wood siding is chipping throughout and the total cost of repairs are is in the  amount is $x,xxx.xx. xxcomments have been found regarding the same.

xxper comment dated xx/xx/xxxx, the borrower's income is impacted by covid-19.

xxper comment dated xx/xx/xxxx, x months FB plan has been approved which began from xx/xx/xxxx. xxfurther details have been found.

xxloan hasn’t modified since origination.

xxforeclosure activity has been found.

xxpost close bankruptcy record has been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "GSE (Based on Fannie Mae Lender Announcements and Lender Letters)
GSE (Fannie Mae public guidelines) Predatory Lending Guidance: FAIL

GSE (Fannie Mae public guidelines) Points and Fees Test: FAIL

GSE (Based on Freddie Mac Guide Bulletins and Industry Letters)
GSE (Freddie Mac public guidelines) Predatory Lending Guidance: FAIL

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27315144	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.36	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	69.527%	69.527%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	29.501%	First	Final policy	Not Applicable	Not Applicable	12/01/2016	xx	$32,000.00	2.000%	$608.10	01/01/2017	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “MERS as nominee for xx” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is complete as the subject mortgage is currently assigned to “xx”.

xxare two active HOA liens available against the subject property in favor of “xxat xx, xx., a not for profit xxcorporation” latest of which has been recorded on xx/xx/xxxx.

xxcounty taxes of xxxx are due for xx/xx/xxxx in the amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxsubject property is currently occupied by owner. xxare no evidences of visible damages or repairs have been found. xxsubject property is currently in average condition.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the step amortization and with the new principal balance of xxout of which xxhas been deferred. xx, the new interest bearing principal balance is in the amount of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate"-

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "ComplianceEase TILA Test Failed-

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69044586	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/30/2024	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.57	7.000%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.100%	First	Short Form Policy	Not Applicable	Not Applicable	01/02/2015	xx	$19,353.20	4.500%	$768.77	02/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx. xxchain of assignment is completed as the subject mortgage is still with the lender, MERS as nominee for xxLLC. xxjunior or senior judgments/liens/mortgages: x. xxis an active junior xxavailable in the updated title report against xxin the amount of $x.xx in favor of "xx" and it was recorded on xx/xx/xxxx. xxxst installment of combined tax for xxxx has been paid off in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xxx.xx has also been paid off on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the active xxand the borrower is delinquent with the loan for +xx months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx. xxloan was modified on xx/xx/xxxx with new principal balance of xxxx out of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx. xxper the comment date xx/xx/xxxx the subject property has been occupied by the owner. xxper collection comment unable to determine the reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.
xx: xxforeclosure proceedings were initiated on the loan by referring it to xxand the judgment has been entered on xx/xx/xxxx. xxforeclosure is put on hold due to borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.
xx: xxto the PACER the borrower xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $x,xxx.xx. xxto the debtor's chapter-xx plan which was filed on xx/xx/xxxx, the debtor shall make regular ongoing mortgage payment in the amount of $x,xxx.xx monthly for xx months to the trustee.	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the new maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Curable	* Cash out purchase (Lvl x) "As per the final HUD-x the loan is purchase. However cash to borrower is $x,xxx.xx."	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Indiana license validation test. (IN HEA xxxx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx) Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate" due to:
This loan failed the Indiana license validation test. (IN HEA xxxx, Ind. Code § xx-x.x-x-xxx, Ind. Code § xx.x.x-x-xxx) Indiana House Enrolled Act xxxx requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (xst Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January x, xxxx."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12590198	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,149.63	6.875%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/01/2020	xx	Not Applicable	4.625%	$653.69	08/01/2020	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx in the amount of xxwhich was recorded on xx/xx/xxxx with MERS as nominee for xx. xxchain of assignment has been completed. xxis a state tax lien in the amount of xxwhich was recorded on xx/xx/xxxx and filed by xxof xx. xxtaxes have been paid in the amount of $x,xxx.xx.	xxto review of the payment history as of xx/xx/xxxx, the loan is performing and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received onxx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the payment history tape is in the amount of xx.	xx: xxloan is currently in collections.
xxto review of the payment history as of xx/xx/xxxx, the loan is performing and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the payment history tape is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxstated in the modification agreement is xx.

xx: xx: xx	xxloan modification agreement was made on xx/xx/xxxx between the borrower and lender. xxborrower promises to make a monthly payment of $xxx.xx with the interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxstated in the modification agreement is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated hud and itemization of points and fees are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77465754	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,251.89	7.125%	360	xx	xx	Conventional	Fixed	Purchase	79.327%	90.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/01/2018	xx	$8,752.95	4.125%	$808.82	01/01/2019	Financial Hardship	xxto updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with xx which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis one junior mortgage on the subject property in the amount of xxin favor of xx which was recorded on xx/xx/xxxx.xxare two active HOA liens found against the subject property in the combined amount of xxin the favor of “xxx xx, xx.” which were recorded on xx/xx/xxxx to xx/xx/xxxx respectively.	xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxthe loan is in collection. xxpayment history dated xx/xx/xxxx shows that the borrower is delinquent for x month and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.
xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promised to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx.
 xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxthe bankruptcy is not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.  xxper collection comment the subject property is occupied by owner and is in good condition. xxcomment regarding damage and repairs located to the subject property.
xx: xx: xxper PACER, the debtor had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxthe bankruptcy is not in active status since it was dismissed on xx/xx/xxxx and was fully terminated on xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx with a new principal balance of xxwith fixed rate of x.xxx%. xxborrower promised to pay monthly P&I payment in the amount of $xxx.xx beginning on xx/xx/xxxx till the maturity date of xx/xx/xxxx.xxborrower had also promise to pay the deferred balance in the amount of $x,xxx.xx on the maturity date on xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl x) "Initial TIL is missing from the loan file."
																																																																																								* GSE Points and Fees Test Violations (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34655313	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,620.00	$2,189.85	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/01/2016	xx	$77,824.99	4.000%	$1,420.05	08/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx, xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xxLLC d/b/a xx. xx.

xxliens and judgments have been found.
xxare six xxagainst the borrower in the favor of different plaintiffs in the total amount of xx.

xxof sale (xx# xx for water/sewer lien was recorded on xx/xx/xxxx against xxand xxin the amount of $xxx.xx.

xxare three xx (xx) against xxin the favor of different plaintiffs in the total amount of $xxxx.xx.

xxutilities taxes for xxxx are currently delinquent in the amount of $xxx.xx which were earlier due on xx/xx/xxxx and are good through xx/xx/xxxx.

xxcombined taxes for xxxx have been paid in full.	xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is $xxxx.xx with interest rate of x.xxx%. xxunpaid principal balance is reflected in the amount of xx.	xx: xxsubject property is in average condition. xxevidences have been found regarding property damages/repairs.

xxto latest payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is $xxxx.xx with interest rate of x.xxx%. xxunpaid principal balance is reflected in the amount of xx.

xxper comment dated xx/xx/xxxx, the reason for default is unemployment due to covid-xx.

xx: xx: xx	xxper the modification agreement which was made on xx/xx/xxxx between the borrower and lender. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the P&I in the amount of $xxxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Curable	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of service transfer is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Compliance Ease risk indicator is moderate.

This loan failed the prohibited fees test. (N.J.S.A. §xx:xxC-xx, N.J.A.C. §§x:x-xx.x)The loan does charge fee(s) not provided for in this act, which is prohibited. A mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee. A mortgage lender shall have the right to charge only the following fees: a credit report fee; appraisal fee; application fee; commitment fee; warehouse fee; discount points; lock-in fee; a service fee not to exceed $xx.xx to cancel the mortgage; and fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: overnight delivery, messenger, fax, and other special delivery fees; flood certification fees; pest inspection or certification fees; final inspection fee; outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;certified check fees; credit report and appraisal update fees; not more than one-year of mortgage insurance premiums; survey fees; recording fees; title and title search fees, including title insurance premiums; taxes; tax service fees; radon test fees; other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Compliance Ease state regulations test is failed.

This loan failed the TILA foreclosure rescission finance charge test. (xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate for purposes of rescission because it is understated by more than $xx."
* ComplianceEase TILA Test Failed (Lvl x)     "Compliance Ease TILA test is fail.
This loan failed the TILA finance charge test. (xx CFR §xxxx.xx(o)(x) ) The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21784313	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,244.70	7.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	31.905%	First	Final policy	Not Applicable	Not Applicable	06/09/2020	xx	$23,496.06	3.625%	$972.70	07/01/2020	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx with instrument# xx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxx county taxes are paid off in the amount of $x,xxx.xx.

xxprior year delinquent taxes have been found in the updated title report.	xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. xxlast payment was received in the amount of $x.xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.	xx: xxcurrently is in collections. xxpayment history as of xx/xx/xxxx, reveals that the loan is in delinquency for x months and the UPB as of the data is in the amount of xx.

xxof the payment history dated as of xx/xx/xxxx reveals that borrower has been the delinquent for x months. xxlast payment was received in the amount of $x.xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB as of date reflects in the provided payment history is in the amount of xxand current interest rate as per payment history is x.xxx%.

xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of xxfrom the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.

xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

xxevidences are available in the latest xx months servicing comments regarding xx.
xx: xx: xx	xxmodification agreement was made between the borrower and xxon xx/xx/xxxx. xxnew modified rate is x.xxx% and borrower promises to pay P&I in the amount of $xxx.xx which was begun on xx/xx/xxxx. xxnew principal balance is xx. xxhas agreed to defer the amount of xxfrom the unpaid principal balance. xxinterest bearing amount is xxand the maturity date is xx/xx/xxxx. xxfor xxis xx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to Prohibited Fees Test: FAIL Loan Data: $xxx.xx Comparison Data: $x.xx Variance: +$xxx.xx."
* ComplianceEase State Regulations Test Failed (Lvl x)     "ComplianceEase State regulations Test Failed due to This loan failed the prohibited fees test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee.
A mortgage lender shall have the right to charge only the following fees:
x a credit report fee;
x appraisal fee;
x application fee;
x commitment fee;
x warehouse fee;
x discount points;
x lock-in fee;
x a service fee not to exceed $xx.xx to cancel the mortgage; and
x fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees:
x overnight delivery, messenger, fax, and other special delivery fees;
x flood certification fees;
x pest inspection or certification fees;
x final inspection fee;
x outside counsels' fees as permitted by N.J.S.A. §xx:xxA-x;
x certified check fees;
x credit report and appraisal update fees;
x not more than one-year of mortgage insurance premiums;
x survey fees;
xxrecording fees;
xxtitle and title search fees, including title insurance premiums;
xxtaxes;
xxtax service fees;
xxradon test fees;
xxother third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file
																																																																																								updates, lender reviews, copying, funding, and miscellaneous."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38582068	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,177.26	6.250%	360	xx	xx	Conventional	Fixed	Refinance	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.664%	First	Short Form Policy	Not Applicable	Not Applicable	12/09/2015	xx	Not Applicable	4.250%	$747.77	01/01/2016	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, xx, xx, and it was recorded on xx/xx/xxxx. xxchain of assignment is incomplete. xxloan is currently the assigned with xxLLC. xxshould be with xx. xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, , and it was recorded on xx/xx/xxxx. xxare two judgment (credit card judgment) open against the borrower in the amount of $x,xxx.xx & $x,xxx.xx, recorded on xx/xx/xxxx respectively in favor of xx. xxhalf city taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. xxhalf city taxes of xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. xxany prior year taxes are delinquent as per updated title report.	xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of $x,xxx.xx.	xx: xxreview of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/xxxx. xxdebtor "xx" had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $x,xxx.xx for xx months and the arrearage in the amount of xxwas committed to pay as per pro-rata basis. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx.

xxforeclosure has been noted.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x months and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xxand accrued interest in the amount of $x,xxx.xx.

xxper review of latest BPO dated xx/xx/xxxx, the subject property owner occupied and is in average condition. xxregarding the damage and repair is not available in the latest servicing comments
xx: xx: xxto the PACER, the debtor "xx" had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx. xxamended chapter-xx plan debtor was committed to pay to the trustee the amount of $x,xxx.xx for xx months and the arrearage in the amount of xxwas committed to pay as per pro-rata basis. MFR was filed on xx/xx/xxxx and it has been granted on xx/xx/xxxx.	xxmodification agreement was made between borrower and lender on effective date of xx/xx/xxxx. xxborrower had given promise to pay the UPB of xxwith interest rate of x.xxx% with P&I of $xxx.xx with fixed amortized type and it was beginning from first payment date on xx/xx/xxxx and ends with the maturity date of xx/xx/xxxx.	Missing Required State Disclosures	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The ComplianceEase risk indicator is "Elevated", due to
GSE (Fannie Mae public guidelines) Predatory Lending Guidance:
GSE (Fannie Mae public guidelines) Points and Fees Test:
GSE (Freddie Mac public guidelines) Predatory Lending Guidance:
GSE (Freddie Mac public guidelines) Points and Fees Test:"
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl x)     "The property is located in state of West Virginia. The following required State Disclosures are missing in the loan file.
x. WV Collateral Protection Insurance Notice x
x. Co-Signer Notice
x. Financial Institution Insurance Disclosure
x. Non-Deposit Investment Product Disclosure
x. Financial Institution Insurance Disclosure
																																																																																								x. Non-Deposit Investment Product Disclosure"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14653242	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/09/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,377.63	7.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Unavailable	No	GE Mtg Ins Co	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2016	xx	Not Applicable	3.375%	$829.69	01/01/2017	Financial Hardship	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx. which was recorded on xx/xx/xxxx for the amount of xx.

xxchain of assignment has been completed. xxlatest assignment is with xxLLC recorded on xx/xx/xxxx.

xxactive liens and judgments have been found.
xxannual taxes of xxxx have been due in the amount of $xxxx.xx on xx/xx/xxxx.

xxannual taxes of xxxx have been due in the amount of $xxx.xx on xx/xx/xxxx.	xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxper the collection comments the loan is in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxreason for default is unable to be determined. xxsubject property is occupied by the owner. xxcomments have been found for damage or repairs.

xx: xx: xxfiled chapter xx bankruptcy with the case # xx xx/xx/xxxx the plan was confirmed on xx/xx/xxxx. xx-D in xxpetition shows $xxxx.xx as unsecured portion out of the claim amount xx. xxnot see comments indicating a cram down. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand arrearage amount xx. . xxdeadline date to file POC is xx/xx/xxxx. xx-D in xxpetition shows $xxxx.xx as unsecured portion out of the claim amount xx. xxnot see comments indicating a cram down.	xxloan modification agreement was made xx/xx/xxxx between xxMcVey and xxMcVey and the lender xxstar xxLLC. xxnew principal balance amount is xxto be paid at the rate of interest of x.xxx% and P&I of $xxx.xx from xx/xx/xxxx to xx/xx/xxxx.	Affiliated Business Disclosure Credit Application	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application along with the initial application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "Brokerage/Finder Fee Test: Result: FAIL Loan Data: $x,xxx.xx Comparison Data: $x,xxx.xx Variance: +$x,xxx.xx"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business form is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61355061	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,478.57	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	74.063%	74.063%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	68.912%	First	Final policy	Not Applicable	Not Applicable	05/07/2014	xx	$12,965.73	4.625%	$1,059.39	06/01/2014	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for “xx, xx”.

xxis xxavailable in the updated title report against the subject property in the amount of $ x,xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.
xxxst installment of combined annual county taxes has been paid in the amount of $ x,xxx.xx on xx/xx/xxxx.
xxxnd installment of combined annual county taxes has been due in the amount of $ x,xxx.xx for the year xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.	xx: xxloan is currently in collections. xxof updated payment history as of xx/xx/xxxx, the loan is currently delinquent for x months. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount xx.
xxper comment dated xx/xx/xxxx borrower is impacted by xx-xx pandemic.
xxevidences found regarding bankruptcy or foreclosure proceedings in comments.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with new principal balance of xxout of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. xxborrower promises to pay the new P&I in the amount of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx/xx/xxxx to the maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test. (CT HB xxxx Section xx(b)) First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "ComplianceEase Risk Indicator is "Moderate” due to :
This loan failed the Connecticut license validation test. (CT HB xxxx Section xx(b)) First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license. As of July x, xxxx the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July xst, xxxx."
* DTI > xx% (Lvl x)     "DTI ratio exceeds xx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl x)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl x) "TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35628141	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,868.75	$2,572.23	6.500%	360	xx	xx	Conventional	Fixed	Refinance	63.889%	63.889%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	38.710%	First	Final policy	Not Applicable	Not Applicable	10/11/2019	xx	Not Applicable	3.750%	$1,522.02	11/01/2019	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, xx.
xxchain of assignment has been completed. xxlast assignment is with xxwhich was recorded on xx/xx/xxxx.
xxis a xxof xxlien against the subject property filed by the USA xxof xx, xx., which was recorded on xx/xx/xxxx.
xxfirst and second county installment taxes of xxxx-xx are due on xx/xx/xxxx and xx/xx/xxxx each in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is in the collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower's income was impacted by xx-xx. xxforbearance plan was started from xx/xx/xxxx to xx/xx/xxxx.
xxpertaining bankruptcy-related details have been found.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxcomment pertaining to the damage on the subject property has been observed.

xx: xx: xx	xxmodification agreement was made on xx/xx/xxxx. xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per the loan modification agreement is xx/xx/xxxx.	Affiliated Business Disclosure HUD-x Closing Statement Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The Final HUD-x is missing from the loan file. However, the values are updated from itemization which is available at located “xxxxxxxxxx_xxxxxxxx.PG# xx	* ComplianceEase TILA Test Failed (Lvl x) "This loan failed the TILA finance charge test.( xx CFR §xxxx.xx(o)(x) ).
Loan data is $xxx,xxx.xx and allowed data is $xxx,xxx.xx. The variance is -$xxx.xx.

This loan failed the TILA foreclosure rescission finance charge test. ( xx CFR §xxxx.xx(h) , transferred from xx CFR §xxx.xx(h) ).
Loan data is $xxx,xxx.xx and allowed data is $xxx,xxx.xx. The variance is -$xxx.xx.

This loan failed the TILA right of rescission test.
Closed-end ( xx CFR §xxxx.xx(a)(x) , transferred from xx CFR §xxx.xx(a)(x) ), Open-end ( xx CFR §xxxx.xx(a)(x) , transferred from
xx CFR §xxx.xx(a)(x) )"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business form Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "Right of Rescission document is missing from the loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36433322	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,298.75	6.875%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.796%	First	Short Form Policy	Not Applicable	Not Applicable	12/22/2017	xx	Not Applicable	4.000%	$640.93	02/01/2018	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx in the amount of xxwith xx’s xx “lender” and was recorded on xx/xx/xxxx. xxchain of assignment is complete. xxassignment from xx as nominee for xx’s xxlender, xxand xxto xxstar xxLLC recorded on xx/xx/xxxx. xxcounty property taxes for the year xxxx was paid on xx/xx/xxxx in the amount of $x,xxx.xx. xxprior years delinquent taxes found. xxactive judgments and liens found on subject property.	xxof the payment history as of xx/xx/xxxx shows that borrower is currently x month delinquent with the loan. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xx%.	xx: xxis in active bankruptcy.
xxof the payment history as of xx/xx/xxxx shows that borrower is currently x month delinquent with the loan. xxlast payment received was in the amount of $x,xxx.xx on xx/xx/xxxx for due date xx/xx/xxxx. xxnext due date is xx/xx/xxxx. xxUPB reflects in the provided pay history is in the amount of xxand current interest rate as per pay history is x.xx%.
xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim xxfor relief from automatic stay was filed on xx/xx/xxxx. POC was filed on xx/xx/xxxx with POC amount xxand amount of arrearage $x,xxx.xx. xxis currently active.
xxforeclosure related information found in the loan file.
xxdamages and repairs were found to the subject property.
xxmodification agreement was made on xx/xx/xxxx.xxnew principal balance is xxwhich is also interest bearing amount. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew maturity date is xx/xx/xxxx.
xx: xx: xxfiled xx-xx bankruptcy xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxpetition filed on xx/xx/xxxx shows amount of secured claim xxfor relief from automatic stay was filed on xx/xx/xxxx. POC was filed on xx/xx/xxxx with POC amount xxand amount of arrearage $x,xxx.xx. xxis currently active.

																																																																																		xxmodification agreement was made on xx/xx/xxxx.xxnew principal balance is xxwhich is also interest bearing amount. xxnew modified rate is x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning xx/xx/xxxx. xxnew maturity date is xx/xx/xxxx.		xx	x: Acceptable with Warnings			* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48182142	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$873.00	$1,180.08	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	80.000%	100.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	47.076%	First	Final policy	Not Applicable	xx	10/11/2016	xx	$49,023.33	3.625%	$596.31	11/01/2016	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxthe subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx.
xxchain of assignment is complete as the current assignee is xx.
xxis junior mortgage lien recorded on xx/xx/xxxx in the amount of xxand in the favor of xxas nominee for xx.
xxis credit card judgment recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxis credit card judgment recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxis credit card judgment recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxis civil judgment recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xx.

xxcombined tax is due in the amount of $xxxx.xx for the year xxxx.
xxof payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payment is currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx. xxunpaid principal balance according to payment history is xx. xxcurrent interest rate is $xxx.xx with interest rate of x.xxx%.	xx: xxcollection comments and payment history as of dated xx/xx/xxxx shows that the borrower is not making regular payments. xxloan payment is currently x months in delinquency. xxnext due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the total amount of $x,xxx.xx. xxunpaid principal balance according to payment history is xx. xxcurrent interest rate is $xxx.xx with interest rate of x.xxx%.
xxloan modification agreement was made between borrower and lender on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx.
xxamount of xxhas been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.
xxforeclosure was not initiated in the loan.
xxborrower xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.

xx: xx: xxto PACER, the borrower xxhad filed bankruptcy under chapter x with case# xx xx/xx/xxxx. xxplan was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxD under voluntary petition filed on xx/xx/xxxx shows value of collateral as xx, amount of claim without deducting the value of collateral is xxand unsecured portion in the amount of xx.
xxloan modification agreement was made between borrower and lender on the effective date of xx/xx/xxxx.
xxborrower promises to pay the new unpaid principal balance of xxstarting from the first payment date of xx/xx/xxxx till the maturity date of xx/xx/xxxx with the interest rate of x.xxx% and P&I of $xxx.xx.
xxamount of xxhas been deferred from the new unpaid principal balance which will be paid at the maturity date of xx/xx/xxxx. xx, the remaining amount of xxwill be the interest bearing amount.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl x) "This loan failed the Connecticut license validation test. First mortgage lender licenses and secondary mortgage lender licenses in existence on June xxth, xxxx shall be deemed on and after July xst, xxxx, to be a mortgage lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the Connecticut license validation test."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The servicing transfer disclosure is missing in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The affiliated business disclosure is missing in the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
13548478	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,220.98	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	78.587%	78.587%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/01/2015	xx	$61,734.60	2.000%	$1,227.70	02/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx in the amount of xxwhich was recorded on xx/xx/xxxx with xx/xx# xx xxchain of assignment has been completed. xxlast assignment is with xxwhich was recorded on xx/xx/xxxx.

xxis a state tax lien against the borrower in the favor of xxof xxand xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xxare x child support liens against the borrower in the favor of xxof xxand xx - xxin the total amount of xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.

xxare x civil judgments against the borrower in the favor of xxof xxof xxin the total amount of $x,xxx.xx which was recorded on xx/xx/xxxx and xx/xx/xxxx.

xxare x credit card judgments against the borrower in the favor of xxand xxLLC in the total amount of xxwhich was recorded xx/xx/xxxx and xx/xx/xxxx.

xxxst and xnd installment taxes of xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx and $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxborrower pays the P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxnext due date for payment is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxcollection comment dated xx/xx/xxxx states the reason for default is unemployment due to the borrower’s income was impacted by xx-xx pandemic. xxservicer provided an FB which ran and were extended several times from xx/xx/xxxx to xx/xx/xxxx. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx: xx: xx	xxloan modification agreement was made between xx (xx) and xx, LLC (xx) on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxamount of xxfrom the new principal balance is deferred and an interest-bearing principal balance is xx. xxborrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx%. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx. xxmodification agreement has x-step amortization.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "Prepayment Term Test: FAIL
Loan Data xxMonths Comparison Data xxMonths Variance xxMonths"
* ComplianceEase State Regulations Test Failed (Lvl x)     "Prepayment Term Test: FAIL
Loan Data xxMonths Comparison Data xxMonths Variance xxMonths
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65086286	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,877.97	$2,475.97	7.125%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	42.235%	First	Final policy	Not Applicable	Not Applicable	11/09/2011	xx	$114,807.84	5.000%	$1,291.73	12/01/2011	Financial Hardship	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx, in the amount of xxwith the lender MERS as nominee for xx, L.L.C.
xxchain of assignment has been completed. xxcurrent assignment is from xxLLC to xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxis a junior mortgage open against the subject property in the favor of MERS as nominee for xx,L.L.C for the amount of xxwhich was recorded on xx/xx/xxxx.
xxcounty taxes of xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is in bankruptcy.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxto determine the reason for the default from the available servicing comments.
xxforeclosure activity has been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxcomment pertaining to the damage on the subject property has been observed.

xx: xx: xxto the PACER report, the borrower “xxand xx” had filed for bankruptcy under xx-xx with case# xx xx/xx/xxxx, and the plan was confirmed on xx/xx/xxxx. xxPOC was filed by the creditor xx, xxon xx/xx/xxxx with the POC amount of xxand the amount of arrearage is $x,xxx.xx. xxper the order confirming the chapter xx plan the debtor was supposed to pay the trustee in the amount of $x,xxx.xx for the period of xx months. xx-D in the xxpetition shows xxas an unsecured portion out of the claim amount of xx. xxcomment has been found indicating a cram-down. xxlast filing date of bankruptcy was xx/xx/xxxx.	xxloan modification agreement was made on xx/xx/xxxx between the borrower “xxL xxand xxof xxL xx” and the servicer xx, xx. xxborrower promises to make a monthly payment of $x,xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxnew principal balance stated in the modification agreement is xxin which the interest bearing amount is xxand deferred amount is xx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "ComplianceEase Risk Indicator is "Moderate" due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA finance charge test.
The finance charge is $xxx,xxx.xx. The disclosed finance charge of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx.TILA Finance Charge Test: FAIL Loan Data $xxx,xxx.xx Comparison Data $xxx,xxx.xx Variance -$x,xxx.xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated business disclosure is missing from loan file."
																																																																																								* TIL not hand dated (Lvl x) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58867559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	09/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,311.43	6.500%	480	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	90.560%	First	Final policy	Not Applicable	Not Applicable	06/02/2016	xx	Not Applicable	3.875%	$1,008.16	07/01/2016	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx/xx/xxxx for the amount of xxwith MERS as nominee for xx “lender” and was recorded on xx/xx/xxxx.
xxchain of assignments have been completed. xxassignment from xxand xxto xxLLC which was recorded on xx/xx/xxxx.
xxis an active junior xxagainst xxin the amount of xxin favor of "xx" and it was recorded on xx/xx/xxxx.
xxcombined taxes of xxxx have been paid for the amount of $x,xxx.xx.
xxutility charges of xxxx have been delinquent on xx/xx/xxxx for the amount of $xxx.xx and they were good through on xx/xx/xxxx.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the loan is in the collection.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x month and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the borrower's income was impacted by the xx-xx. xxborrower was approved for the x months of forbearance plan which ran from xx/xx/xxxx to xx/xx/xxxx.
xxforeclosure activity has been found.
xxpertaining bankruptcy-related details have been found.
xxper the servicing comments, the subject property has been occupied by the owner. xxcomment pertaining to the damage on the subject property has been observed.

xx: xx: xx	xxmodification agreement was made between xxand xxM and lender xx, xx. on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the P&I in the amount of $x,xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx.	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl x) "The CE failed to moderate due to Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl x)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (x) application fee; and (x) discount points which may be labeled as an origination fee Prohibited Fees Test: FAIL $x.xx $x.xx +$x.xx"
																																																																																								* DTI > xx% (Lvl x) "As per the final xxxx, the total monthly income of the borrower is $x,xxx.xx and total monthly expenses are x,xxx.xx. Hence, the DTI is xx.xx%."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1931505	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$854.70	6.375%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	56.921%	First	Final policy	Not Applicable	Not Applicable	08/01/2010	xx	Not Applicable	2.000%	$445.62	08/01/2010	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis xxcard judgment against the borrower in favor of xx in the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxis xxlien against the borrower in the favor of xxof xxin the amount of $x.xx which was recorded on xx/xx/xxxx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
 xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
POC was filed by xxLLC on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.

xx: xx: xxto the PACER, xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx. POC was filed by xxLLC on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.
																																																																																		xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xxx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4688859	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,183.07	7.500%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/21/2009	xx	Not Applicable	2.000%	$620.52	01/01/2010	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “MERS as nominee for xx, xx.” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is complete as the subject mortgage is currently assigned to “xx”.

xxare x active HOA liens available against the subject property amounting to $x,xxx.xx in favor of “xx.” latest of which has been recorded on xx/xx/xxxx.

xxcombined taxes of xxxx are due for xx/xx/xxxx in the amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in delinquency for x months and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.
xxto PACER xx, xxxx-xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxfurther evidences are available regarding current bankruptcy status.
xx: xx: xxto PACER xx, xxxx-xxhad filed bankruptcy under chapter xx with case# xx xx/xx/xxxx. POC was filed on xx/xx/xxxx with the secured claim of xxand with the arrearage of $x,xxx.xx. xxxx plan was filed on xx/xx/xxxx, amended on xx/xx/xxxx and confirmed on xx/xx/xxxx. xxfurther evidences are available regarding current bankruptcy status.	xxloan was modified on xx/xx/xxxx with the step amortization and with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, Fee Itemization and Estimated HUD-x are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92774507	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.82	7.500%	360	xx	xx	Conventional	Fixed	Purchase	100.000%	100.000%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	36.912%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2015	xx	Not Applicable	4.375%	$710.14	03/01/2015	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx, LLC with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx /xxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xxLLC.
xxactive liens and judgments have been found against the borrower and subject property.
xxcombined taxes for year xxxx have been paid off in the amount of $xxxx.xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.

xxto the PACER, xxY. xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as xx. POC was filed by xxLLC on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx.

xxinformation has been found regarding the foreclosure.
xx: xx: xxto the PACER, xxY. xx (borrower) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. POC was filed by xxLLC on xx/xx/xxxx, in the secured claim amount of xxand an arrearage in the amount of $xxxx.xx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as xx.
xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71586497	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,104.25	6.375%	360	xx	xx	Conventional	Fixed	Refinance	63.214%	63.214%	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	46.773%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and which was recorded on xx/xx/xxxx in the amount of xxwith xx, xx.
xxchain of assignment has been completed. xx, the mortgage is with xxLLC which was recorded on xx/xx/xxxx.
xxactive liens and judgments against the borrower.
xxdelinquent taxes have been found.
xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.	xx: xxloan is currently in bankruptcy. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxP&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB reflected as per the tape data is in the amount of xx.
xxper the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
xxper the BPO report dated xx/xx/xxxx and located at “xx”, the subject property is occupied by the owner. xxdamage or repairs have been found.

																																																																																	xx: xx: xxto the PACER, the borrower had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is $x,xxx.xx. xxchapter xx plan was confirmed on xx/xx/xxxx and the debtor shall pay P&I to the trustee in the amount of $xxx.xx for xx months. xxschedule D of voluntary petition does not show any unsecured amount. xxthe loan is in active bankruptcy.	Not Applicable		xx	x: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88482304	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,596.99	6.875%	360	xx	xx	Conventional	Fixed	Refinance	85.000%	85.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/09/2013	xx	Not Applicable	2.000%	$971.23	11/01/2013	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xxin the amount of xxwhich was recorded on xx/xx/xxxx with instrument# xx xxchain of assignment has been completed. xxlast assignment is with xxLLC which was recorded on xx/xx/xxxx.

xxare three credit card judgments against the borrower in the favor of xx and xx in the total amount of xxwhich was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.

xxare three civil judgments against the borrowers in the favor of xx, DDS and xxof xx in the total amount of $xxx.xx which was recorded on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx.

xxis a state tax lien against the borrower in the favor of xxof xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.

xxis a hospital lien against the borrower in the favor of xxin the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.

xxannual installment taxes of xxxx have been paid in the partial amount of $x,xxx.xx on xx/xx/xxxx. xxprior year’s delinquent taxes have been found.	xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxlast payment was received on xx/xx/xxxx which was applied to xx/xx/xxxx. xxnext due date for payment is xx/xx/xxxx. xxborrower pays the P&I is in the amount of $x,xxx.xx and PITI is in the amount of $x,xxx.xx. xxcurrent UPB reflected is in the amount of xx.	xx: xxper the review of collection comments, the current status of the loan is in collections. xxto the payment history as of xx/xx/xxxx, the borrower is delinquent for x months with the loan. xxnext due date for payment is xx/xx/xxxx. xxcurrent UPB reflected is in the amount of xx. xxreason for default is unable to be determined. xxcomments have been found regarding the borrower’s income impacted due to covid-xx pandemic. xxBPO report (xx) dated xx/xx/xxxx states the subject property is owner-occupied and the property is in average condition with no repairs noted.
xx: xx: xx	xxloan modification agreement made between the xx (xx) and xxLLC (xx) on xx/xx/xxxx. xxper the modified terms, the new principal balance is xx. xxborrower promises to pay $xxx.xx monthly with modified interest rate of x.xxx% beginning from xx/xx/xxxx with a maturity date of xx/xx/xxxx. xxmodification has x-step amortization.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "An affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl x) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22181039	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,247.92	$3,094.13	6.500%	360	xx	xx	Conventional	Fixed	Refinance	70.339%	70.339%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.629%	First	Final policy	Not Applicable	Not Applicable	01/26/2015	xx	Not Applicable	4.375%	$1,871.43	02/01/2015	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xxwith the lender MERS as nominee for xx of assignment has been completed. xxlast assignment is with xx. xxis one child support lien against the borrower xxL xxin the favor of xxstate of OK which was recorded on xx/xx/xxxx. xxfirst and second installment taxes of the year xxxx are due in the amount of $xxxx.x.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxP&I is $xxxx.xx and PITI is $x,xxx.xx. xxUPB is xx.	xx: xxloan is currently performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxP&I is $xxxx.xx and PITI is $x,xxx.xx. xxUPB is xx.
xxper comment dated xx/xx/xxxx, the reason for default is curtailment of income. xxdetails regarding the forbearance plan have not been found.
xxloan was modified on xx/xx/xxxx.
xxto the PACER, the borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the arrearage amount is xx. xxdebtor shall pay the trustee $xxx.xx for xx months under chapter xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is xx. xxis no comment indicating a cram down. xxper trustee’s final report dated xx/xx/xxxx, the borrower had paid the arrears in the amount of $xxxx.xx.  xx; the bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.
xxforeclosure details have not been found.
xxdamages were reported.

xx: xx: xxto the PACER, the borrower “xx” had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx.xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand the arrearage amount is xx. xxdebtor shall pay the trustee $xxx.xx for xx months under chapter xx. xxschedule D of xxshows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is xx. xxis no comment indicating a cram down. xxper trustee’s final report dated xx/xx/xxxx, the borrower had paid the arrears in the amount of $xxxx.xx.  xx; the bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.

xxmodification agreement was made on xx/xx/xxxx.xxnew modified principal balance as per modification is in the amount of xxwith interest rate starting at x.xxx% and the borrower promises to pay P&I in the amount of $x,xxx.xx beginning from xx/xx/xxxx. xxmaturity date as per loan modification agreement is xx/xx/xxxx.	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business form Disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date as per HUD-x is x/xx/xxxx which is later than note date of x/xx/xxxx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75562164	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/23/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,993.30	$2,936.52	6.500%	360	xx	xx	Conventional	ARM	Refinance	70.769%	70.769%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	52.021%	First	Final policy	Not Applicable	Not Applicable	05/13/2010	xx	$103,600.00	5.125%	$1,287.80	05/01/2010	Change ARM Terms	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxis an active junior IRS lien available in the updated title report against xx and xxin the amount of $x,xxx.xx in favor of "xxof the xx - xx" and it was recorded on xx/xx/xxxx.

 xxper updated title report as of xx/xx/xxxx, lis pendens (xx# xx pg# xx was recorded on xx/xx/xxxx for property right dispute against " xxM. xx, xx.". xxis a property rights issue to possession of the real property, action was commenced by xxagainst xx. xxM. xx. xx, that said proceedings is now pending in the above-entitled court.

 xxcounty taxes of the year xxxx are due in the total amount of $x,xxx.xx

xxany prior year taxes are delinquent as per updated title report.	xxper review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months & the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx. xxUPB is xx.	xx: xxsubject property is in average condition. xxevidences have been found regarding property damages/repairs.

xxper review of the payment history as of xx/xx/xxxx, the borrower is currently delinquent for x months & the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $x,xxx.xx. xxUPB is xx.

xxevidences have been found regarding foreclosure proceedings and bankruptcy filings.

xx: xx: xx	xxagreement was made between the borrower xxand lender SunTrust xx, xx. on xx/xx/xxxx. xxnew modified principal balance is xx. xxborrower promises to pay the P&I in the amount of $x,xxx.xx with an interest rate of x.xxx% beginning from xx/xx/xxxx till the maturity date of xx/xx/xxxx. xxis deferred amount which is xx. xxis step modification.

Document Showing a Index Numerical Value Loan Program Info Disclosure Right of Rescission	xx	x: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl x) "As per review Loan Program Disclosure is missing from loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl x)     "As per review Operative Index value unavailable from loan file under ARM loan"
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
117560	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/17/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,578.88	8.000%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.347%	First	Final policy	Not Applicable	Not Applicable	08/01/2011	xx	$105,953.40	2.000%	$574.16	08/01/2011	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx, xx., with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx / xxxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx.
xxis xxagainst the borrower in the favor of xxof xxin the amount of $x.xx which was recorded on xx/xx/xxxx.
A combined annual tax of xxxx is due in the amount of $xxxx.xx.
xxto latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.	xx: xxto latest payment history as of xx/xx/xxxx, the loan is currently performing and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxcurrent unpaid principal balance reflects in the amount of xx.

xxper comment dated xx/xx/xxxx, the borrower was impacted by covid-xx.

xxwas not filed.

xxinformation has been found regarding the foreclosure.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith step rate starting interest rate was x.xx% and the modified P&I was $xxx.xx beginning on xx/xx/xxxx. xxstep rate was in x steps ending at rate x.xx% and P&I will be $xxx.xx applicable from xx/xx/xxxx to maturity date xx/xx/xxxx.	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl x) "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4236010	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	xx	01/15/2025	xx	No	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,370.26	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	94.937%	94.937%	Full Documentation	No	Unavailable	Unavailable	30.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	754	66.427%	First	Short Form Policy	Not Applicable	Not Applicable	02/01/2017	xx	$128,434.63	3.500%	$1,280.21	02/01/2017	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of MERS as nominee for xx., xxin the amount xxand it was recorded on xx/xx/xxxx.
 xxchain of mortgage assignment has been completed.

xxare two claim of liens (HOA liens) open against the subject property in the favor of xxin the total amount of $xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
 xxare two state tax liens open against the borrower in the favor of xxof xxin the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and interest rate is x.x%. xxcurrent unpaid principal balance is in the amount of xxand deferred balance is xx.	xx: xxis in collections.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower has been delinquent from xx/xx/xxxx. xxloan is in delinquency for x months. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and interest rate is x.x%. xxcurrent unpaid principal balance is in the amount of xxand deferred balance is xx.
xxper PACER, xxE xxand xxM xx (borrowers) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.  xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.
xxforeclosure was started in xxxx and the complaint was filed on xx/xx/xxxx with the case# xx xxcase was closed in xxxx.
xxto collection comment, no damages or repairs have been found.

xxper comment dated xx/xx/xxxx, the borrower’s income was impacted by xx-xx. xxmonths forbearance was approved from xx/xx/xxxx to xx/xx/xxxx. xxfurther details have been found.
xx: xxforeclosure was started in xxxx and the complaint was filed on xx/xx/xxxx with the case# xx xxcase was closed in xxxx.
xx: xxper PACER, xxE xxand xxM xx (borrowers) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states, the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remains as xx. xxcase was discharged on xx/xx/xxxx and it was terminated on xx/xx/xxxx.	xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxUPB, the principal balance was deferred in the amount of xx. xxinterest bearing amount was xxwith interest rate x.x% and the modified P&I was $xxxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* MI, FHA or MIC missing and required (Lvl x) "The loan is conventional type. The tape reflects, the MI certificate is required. However, the MI certificate is missing from the loan file."	* DTI > xx% (Lvl x) "DTI is greater than xx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1220769	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$966.28	5.000%	360	xx	xx	Conventional	ARM	Refinance	87.805%	87.805%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	27.909%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor xx chain of assignment is completed as the subject mortgage is still with the lender, xxLLC d/b/a xx. xx. xxjunior or senior judgments/liens/mortgages: x. xxare x active HOA/ COA xxavailable in the updated title report against xxand xxin the total amount of $x,xxx.xx in favor of "xx, xx." and they were recorded on xx/xx/xxxx and xx/xx/xxxx. x. xxare x active credit card xxavailable in the updated title report against xxJ. xxand xxJ.xx. in the total amount of $x,xxx.xx in favor of "xxUSA NA" and they were recorded on xx/xx/xxxx and xx/xx/xxxx. x. xxis an active junior civil xxavailable in the updated title report against xxT. xxand xxJ. xx. in the amount of xxin favor of "xxN.A." and it was recorded on xx/xx/xxxx. xxannual county taxes for xxxx have been paid in full in the amount of $x,xxx.xx on xx/xx/xxxx.	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is in the collections and the borrower is delinquent with the loan for +x months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx. xxloan has never been modified since origination. xxper collection comment unable to determine the reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.
xx: xx: xxto the PACER the borrower xx,xx. had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is $x,xxx.xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx there is no comment indication a cram down.	Not Applicable	Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl x)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Operative index value is unable to confirm (Lvl x) "Operative index value is unable to confirm from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71017965	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,281.84	5.875%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	06/16/2014	xx	Not Applicable	5.875%	$1,296.96	07/01/2014	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxxx / xx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xxLLC.
xxare two junior mortgages against the subject property are as follows;
x. xxis a junior mortgage against the subject property which was originated on xx/xx/xxxx in the favor of xx, NA in the amount of xxand recorded on xx/xx/xxxx with instrument# xx.
x. xxis a junior mortgage against the subject property which was originated on xx/xx/xxxx in the favor of xx, xx, a division of xx in the amount of xxand recorded on xx/xx/xxxx with instrument# xx.
xxactive liens and judgments have been found against the borrower and subject property.
xxtaxes for year xxxx have been paid off in the mount of xx.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is currently delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is currently delinquent for x month. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxcurrent P&I is $xxxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is in the amount of xx.

xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx. xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxto the PACER, xxand xx (borrower) had filed bankruptcy under chapter-x with the case# xx xx/xx/xxxx.
xxD in voluntary petition dated xx/xx/xxxx states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was xx. xx, unsecured portion remain as $x.xx.
xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxloan was modified on xx/xx/xxxx with the new modified unpaid principal balance is xx. xxinterest bearing amount was xxwith interest rate x.xxx% and the modified P&I was $xxxx.xx. xxfirst modified payment due date was xx/xx/xxxx and the maturity date will be xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file. That why we consider APR as x.xx%."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35552916	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	01/06/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,090.68	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	27.990%	First	Final policy	Not Applicable	Not Applicable	01/09/2019	xx	Not Applicable	6.875%	$1,626.78	02/01/2019	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “MERS as nominee for xx” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is complete as the subject mortgage is currently assigned to “xxLLC A xx”.

xxare x active water/sewer liens available against the subject property amounting to $x,xxx.xx in favor of “xx” latest of which has been recorded on xx/xx/xxxx.

xxis an active medical lien available against the borrower in the amount of xxin favor of “xx, et al” and it was recorded on xx/xx/xxxx.

xst and xnd installments of combined of xxxx taxes are due in the total amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $x,xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto latest xx months servicing comments, the reason for default of borrower is “curtailment of income” and the last reason for default date is xx/xx/xxxx. xxsubject property is currently occupied by owner. xxare no evidences of visible damages or repairs have been found. xxsubject property is currently in average condition.
xx: xx: xx	xxloan was modified on xx/xx/xxxx with the new principal balance of xx. xxborrower promised to pay the new modified monthly P&I of $x,xxx.xx with the new interest rate of x.xxx% beginning from xx/xx/xxxx till xx/xx/xxxx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The Final HUD-x along with Preliminary HUD-x and Itemization are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl x) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."	* Missing credit report (Lvl x) "Credit Report Is Missing"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47856620	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.01	5.875%	Unavailable	xx	xx	FHA	Unavailable	Refinance	Unavailable	Unavailable	Unavailable	No	FHA	Unavailable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and was recorded on xx/xx/xxxx in the amount of xx, with MERS as nominee for xx, xx., a xx, recorded with the xx# xx xxchain of assignment has been completed. xxlast assignment is with MERS as nominee for xx, xx., a xx. xxactive liens and judgments have been found against borrower and property. xxare no prior year real estate delinquent taxes.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxcurrent status of the loan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx.xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx. xxsubject property has been occupied by the owner. xxborrower's intention is to keep the property. xxevidence has been found regarding bankruptcy and foreclosure. xxevidence has been found regarding litigation and contested matter. xxper the review of collection comments, the subject property is in good condition. xxevidence of damage or repairs has been found. xxevidence has been found regarding covid-19.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The original note is missing from the loan file along with loss note affidavit. Loan has never been modified since origination."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl x)     "This loan is FHA which was originated on x/xx/xxxx .The MI certificate is missing from the loan file."
* Missing Appraisal (Lvl x)     "The appraisal is missing from loan file."
* Missing credit report (Lvl x)     "credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file. x.Construction Lien Disclosure x.Mortgage Loan Servicing Disclosure x.Choice of Insurance Notice x.Purchase Money Residential Mortgage Loan Closing Valuation Disclosure x.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "As per the updated title report dated xx/xx/xxxx subject property is manufactured home. However, the appraisal report and the final title policy both documents are missing from the loan files. Updated title report (pg# xx shows an affixation document which shows manufactured home has been affixed to the real property with VIN# xx Hence, the home is attached to the permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17698341	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$418.04	8.375%	360	xx	xx	Conventional	Fixed	Refinance	68.750%	68.750%	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	648	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto xxtitle report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, xx., A xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxchain of assignment has been completed. xx, the mortgage is with “MERS as nominee for xx, xx., A xx”.
xxis one xxlien against the borrower in the favor of xxof xxand xx (DSHS) in the amount of xxwhich was recorded on xx/xx/xxxx.
xxprior taxes have been paid.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.	xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and PITI is $xxx.xx. xxUPB is xx.
xxreason for default is unable to determine.
xxloan has not been modified.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxdamages were reported.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl x)     "Note date is x/xx/xxxx. As per HUD-x, the settlement date is xx/xx/xxxx which is not consistent with the Note date of xx/xx/xxxxx."
																																																																																								* Settlement date is different from note date (Lvl x) "As per HUD-x settlement date is xx/xx/xxxx which is different from the Note date of xx/xx/xxxx."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20137148	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$846.48	6.125%	360	xx	xx	FHA	Fixed	Purchase	98.454%	98.454%	Full Documentation	No	FHA	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	604	Not Applicable	68.996%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xx the subject mortgage was recorded on xx/xx/xxxx with the xxas nominee for xx., A xx.
xxchain of assignment is complete as the current assignee is xx.
xxcounty tax for the year xxxx is paid in the amount of $xxxx.xx.
xxto the payment history, the current UPB is xx.xxlast payment has been made on xx/xx/xxxx in the amount of $x,xxx.xx. which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx. xxmodified interest rate is x.xxx% with P&I of $xxx.xx.	xx: xxto the payment history, the current UPB is xx.xxlast payment has been made on xx/xx/xxxx in the amount of $x,xxx.xx. which was applied for the due date of xx/xx/xxxx, the loan is next due for xx/xx/xxxx. xxmodified interest rate is x.xxx% with P&I of $xxx.xx.
xxinformation has been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account."
* DTI > xx% (Lvl x)     "As per the final application the total income is $xxxx.xx and the total expenses are $xxxx.xx, hence the DTI is more than xx%. Considered the income and expense as per the document."
* MI, FHA or MIC missing and required (Lvl x)     "Mortgage insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl x)     "The subject property is a Manufactured Home and there is recorded copy of Manufactured Home Rider located at (Ln# xx Pg# xx As per the Manufactured Home affixation affidavit document located at (EZxxxxx Conner pg# xx the property is affixed to a foundation and wheels , axles, tow bar or hitch are removed. The VIN # xx is xxxxx.The mortgage deed of trust has a Manufactured Home Rider located at (Ln# xx Pg# xx appraisal report states the property to be a manufactured home. The Alta x endorsement is located at (EZxxxxx Conner pg. xxx)."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "The settlement date as per the Final HUD is xx/xx/xxxx and the origination note date is xx/xx/xxxx."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3205437	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,791.04	2.750%	360	xx	xx	Conventional	Fixed	Purchase	80.000%	80.000%	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	747	46.578%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx, LLC which was recorded on xx/xx/xxxx in the amount of xx.
xxchain of assignment has not been provided in the updated title report.
xxis one UCC lien against the subject property in the favor of xx, recorded on xx/xx/xxxx.
xxxst and xnd half county taxes of xxxx have been paid in the amount of $x,xxx.xx.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx. xxUPB is xx.

xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx. xxUPB is xx.
xxis the owner of xxshop for xx years.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxdamages have been reported.

xx: xx: xx	Not Applicable	Initial xxxx_Application Missing or error on the Rate Lock	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approve at xx%. P&L in file does not support income used to qualify. Unable to rely on documents in file and unable to calculate ATR."	* ComplianceEase TILA Test Failed (Lvl x) "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing."
* Missing Initial xxxx_Application (Lvl x)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl x) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (Lvl x) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the Borrower income was $x,xxx.xx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (Locator# xx Kidane Page# xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73810053	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/05/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,166.93	3.125%	360	xx	xx	Conventional	Fixed	Purchase	96.292%	96.292%	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	686	701	55.425%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxper the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with lender MERS as nominee for xx, LLC which was recorded on xx/xx/xxxx in the amount of xx.
xxchain of assignment has not been provided in the updated title report.
xxactive liens and judgments have been found.
xxannual county taxes of xxxx have been due in the amount of $x,xxx.xx.

xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx. xxUPB is xx.

xx: xxloan is currently performing. xxper the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxxx.xx and PITI is $xxxx.xx. xxUPB is xx.
xx, the borrower is working at xx's xx. as a xxfrom xxyears.
xxpost-closing details regarding the foreclosure and bankruptcy have not been found.
xxdamages were reported.

xx: xx: xx	Not Applicable	xx	x: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl x) "Subject approve at xx.xx%. Tape shows income miscalculation. Unable to rely on docs in file and unable to calc ATR."
																																																																																						* Qualified Mortgage DTI exceeds xx% (Lvl x) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the Borrower income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx per AUS/DU (Locator# xx Abboud.pdf pg# xx and its recommendation is “Refer with Caution with xx.xx%.”."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39911756	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	xx	01/15/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$779.22	11.980%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xx., on xx/xx/xxxx.xxis xxlien (xx) active against property in the favor of xxof xxwhich was recorded on xx/xx/xxxx in the amount of $xxx.xx.
xxof xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.xxfor the year of xxxx have been paid on xx/xx/xxxx in the amount of $xxx.xx.
xxreview of the updated title report dated xx/xx/xxxx shows that county annual tax is delinquent on xx/xx/xxxx with good through date xx/xx/xxxx in the amount of $xxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx the last payment date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per the payment history is in the amount of xx.
xxinformation has been found related to foreclosure.
xxto the PACER, the borrower  xxand xxfiled bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxlast date of filing date is xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx the POC amount is xxand the arrearage amount is xx.xxplan was terminated on xx/xx/xxxx.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xx: xxto the PACER, the borrower xxfiled bankruptcy under chapter- xx with the case# xx xx/xx/xxxx.xxlast date of filing is xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx, the POC amount is xxand the arrearage amount is xx.xxplan was terminated on xx/xx/xxxx.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission Section xx Disclosure	xx	x: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl x) "CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage APR Threshold Test and GAFLA x/xxxx High Cost Home Loan APR Threshold Test. Charged APR is xx.xxx% and allowed is xx.xxx% and it is over by +x.xxx%."	* Application Missing (Lvl x) "Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl x)     "The loan is failing GAFLA x/xxxx High Cost Home Loan APR Threshold Test. Charged APR is xx.xxx% and allowed is xx.xxx% and it is over by +x.xxx%
The annual percentage rate (APR) at consummation is xx.xxx%, which exceeds the yield of x.xxx%, as of April xx, xxxx on xx year Treasury securities (the Treasury securities having comparable periods of maturity), plus x.xxx percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on May x, xxxx.
This loan failed the timing of disclosure test.

Affirmative claims can be made within x years of the closing and that the Note date is x/x/xxxx. SOL has been expired."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file.
x.Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
x.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl x)     "ROR is missing from the loan file."
																																																																																								* Sec xx Disclosure not in file (Lvl x) "This is a High-cost loan. However, Section-xx disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12957879	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/21/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$577.00	11.980%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xxservices of xx,xx.
xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxjunior or senior judgments/liens/mortgages:

x. xxis an active junior xxavailable in the updated title report in the amount of $x,xxx,xxx.xx in favor of xx. d/b/a tower loan of xx, xx. and it was recorded on xx/xx/xxxx.
x. xxis an active junior xxavailable in the updated title report in the amount of $x,xxx,xxx.xx in favor of xx. d/b/a tower loan of xx, xx. and it was recorded on xx/xx/xxxx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx have been exempted.
xxannual xxtaxes for xxxx have been due full in the amount of $xxx.xx on xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is unavailable.

xx: xxper the review of the servicing comments the loan is performing and the borrower is delinquent with the loan for +xx months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is unavailable.
xxper the comment the subject property has been occupied by the owner.
xxper collection comment unable to determine the reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xxto the PACER the borrower xxW xxhad filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdebtor was discharged on xx/xx/xxxx.xxcase was terminated on xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the claim amount of xxand the amount of arrearage is xx. xxschedule D of xxpetition dated xx/xx/xxxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xxhowever the unsecured portion is $x.xx there is no comment indication a cram down.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl x) "Loan application (xxxx) is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30141784	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/20/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$524.12	11.950%	181	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/26/2021	xx	Not Applicable	5.112%	$270.00	10/01/2021	Financial Hardship	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xxwith loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxx / xxx.

xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with US xx.

xxactive liens and judgments have been found against the borrower and subject property.

..

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is not available.	xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xxx%. xxcurrent unpaid principal balance is not available.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xx% and maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx and as per comment dated xx/xx/xxxx, the loan has been modified on xx/xx/xxxx with a modified principal balance of xxstating that the loan terms have been changed through xx.
xxdebtor (xx) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.POC was filed on xx/xx/xxxx with the amount of claim of xxand an arrearage in the amount of $xxxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.

xx: xx: xxdebtor (xx) had filed bankruptcy under chapter-xx with the case# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx.
 POC was filed on xx/xx/xxxx with the amount of claim of xxand an arrearage in the amount of $xxxx.xx. xxdebtor was discharged on xx/xx/xxxx and the case was terminated on xx/xx/xxxx.
xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xxA xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22998604	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$504.33	8.749%	240	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “xx.” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is complete as the subject mortgage is currently assigned to “xx”.

xxis an active junior mortgage available against the subject property in the amount of xxin favor of “xx” and it was recorded on xx/xx/xxxx.

xxis an active xxpendens available against the subject property in favor of “xxof xxof xx” and it was recorded on xx/xx/xxxx.

xst and xnd installments of combined taxes of xxxx have been paid in the total amount of $x,xxx.xx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxcomment stating the reason for default of the borrower has been found in the last xx months servicing comments. xxsubject property is currently occupied by owner. xxsubject property is currently in average condition.
xx: xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest x.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx and the servicing comment dated xx/xx/xxxx is also stating that the loan terms have been changed through xx.
xxis a servicing comment history (xx# xx - COMMENTS - xx) which shows that the loan has been modified with the principal balance of xxwith fixed rate of x.xxxx%. xxxst modified payment has begun from xx/xx/xxxx and the new maturity date of the loan would be xx/xx/xxxx.

Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, Estimated HUD-x and Fee Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl x) "Affidavit of lost note has been found in the loan file (Ref-Collateral File_xxxxxxxxx_PG# xx which shows that original copy of note has been lost or misplaced."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23394742	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/06/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$322.16	7.456%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/24/2021	xx	$1,850.81	5.123%	$322.16	08/01/2021	Financial Hardship	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “xx.” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is complete as the subject mortgage is currently assigned to “xx”.

xxis an active civil judgment available against the borrower in the amount of $x,xxx.xx in favor of “xx” and it was recorded on xx/xx/xxxx.

xxcombined taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxof updated payment history as of xx/xx/xxxx reveals that loan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.	xx: xxloan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxto servicing comments, the foreclosure of the subject property has begun. xxforeclosure was referred to attorney on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.

xxcomments stating the reason for default of borrower has been found in the last xx months servicing comments. xxsubject property is currently occupied by owner. xxsubject property is currently in average condition.
xx: xxto servicing comments, the foreclosure of the subject property has begun. xxforeclosure was referred to attorney on xx/xx/xxxx. xxmore evidences are available regarding current foreclosure status.
xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxS xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xxwith the deferred principal balance is $x,xxx.xx and the interest bearing principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, Estimated HUD-x and Fee Itemization are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56389399	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	12/27/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$407.41	11.200%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/04/2021	xx	Not Applicable	7.530%	$407.41	03/01/2021	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.	xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx and borrower’s current P&I is in the amount of $xxx.xx. xxbalance is not reflecting in payment history.	xx: xxper the payment history as of date xx/xx/xxxx the borrower is not delinquent and last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $xxx.xx. xxto payment history next due date is xx/xx/xxxx and borrower’s current P&I is in the amount of $xxx.xx. xxbalance is not reflecting in payment history.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx that the loan terms have been changed through xx.
xxto comment history there are no property is damages and borrower income is not impacted by the COVID. xxproperty is owner occupied. xxper the comment dated on xx/xx/xxxx sale was scheduled on xx/xx/xxxx and comment dated on xx/xx/xxxx states FC was put on hold due to loss mitigation but no further information is available related to foreclosure in latest servicing comments.
xx: xxper the comment dated on xx/xx/xxxx sale was scheduled on xx/xx/xxxx and comment dated on xx/xx/xxxx states FC was put on hold due to loss mitigation but no further information is available related to foreclosure in latest servicing comments.
xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxL xxand xxL xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file.
x.TX Loan Agreement Notice
x.Commitment Requirement/Anti-Tying
x.TILA Disclosures in Spanish
x.Home Equity Consumer Disclosure
x.Home Equity Loan Interest and Fees Preclosing Disclosure
x.Home Equity Loan Copies of Documents
x.Home Equity Loan Rescission Notice
x.Fair Market Value of Homestead Property Acknowledgment
x.Home Equity Loan Notice of Address for Borrower Notification of Violation
xx.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
xx.Non-Deposit Investment Product Disclosure Are there any promotional materials?
xx.Insurance Solicitation/Post Commitment Requirement
xx.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39052150	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/28/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$747.20	11.946%	238	xx	xx	Conventional	Fixed	Cash Out	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/28/2010	xx	$3,690.00	2.000%	$368.13	06/07/2010	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxH. xxand xxJ. xxthe subject mortgage was recorded on xx/xx/xxxx with the xx in the amount of xx. xxchain of assignment is complete as the current assignee is xx recorded on xx/xx/xxxx. xxis a certificate tax lien (IRS) recorded on xx/xx/xxxx in the amount of $xxx.xx in the favor of xxof xx. xxcombined tax for the year xxxx is due in the amount of $xxx.xx.	xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per tape is xx.	xx: xxloan is performing. xxto the payment history as of xx/xx/xxxx, the borrower is current with the loan. xxlast payment was received on xx/xx/xxxx, the payment applied date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $xxx.xx. xxUPB reflected as per tape is xx. xxreason for default is unable to be determined. xxsubject property is occupied by the owner. xxcomments have been found for damage or repairs.
xx: xx: xxborrower filed bankruptcy on xx/xx/xxxx under chapter xx with the case # xx the plan was confirmed on xx/xx/xxxx. xxdebtor shall pay to the trustee $xxx.xx for xx months. xxcase was discharged on xx/xx/xxxx. xxPOC was filed on xx/xx/xxxx with the secured claim amount of xxand arrears amount of $xxxx.xx.xxdeadline date to file POC is xx/xx/xxxx.	xxto the AOT, the loan was modified on xx/xx/xxxx in between the borrower and lender. xxnew modified principal balance per modification is in the amount of xxwith interest rate starting at x.xx % and borrower promises to pay P&I in the amount of $xxx.xx beginning on xx/xx/xxxx. xxmaturity date reflects per modification is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* Lost Note Affidavit (Lvl x) "A Lost Note affidavit found in the loan file at (Collateral File_xxxxxxxxx), states that the original note has been misplaced and/or lost."
* Note is missing or unexecuted (Lvl x) "As per the document located at (Collateral File_xxxxxxxxx pg. xx) the first page of the note is missing from the loan file. The adjustment of terms document is found in the loan file."	* Application Missing (Lvl x) "Final application along with the initial application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA APR test.   This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is xx.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than x/x of x percentage point above or below the APR as determined in accordance with the actuarial method.  This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day ."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Origination appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing in the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49853607	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	12/30/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$219.79	Unavailable	181	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	08/26/2021	xx	Not Applicable	8.324%	$219.79	10/01/2021	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.
xxchain of assignment is completed as the subject mortgage is still with the lender, xx.

xxactive judgments/liens have been found in the updated title report against the borrower/subject property.

xxxst installment of city tax for xxxx has been paid full in the amount of $xxx.xx on xx/xx/xxxx and xnd installment of $xx.xx has been due on xx/xx/xxxx.

xxannual utility taxes for xxxx have been delinquent in the amount of $x,xxx.xx with good through date of xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +xx months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx.	xx: xxper the review of the servicing comments the loan is currently performing and the borrower is delinquent with the loan for +xx months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is in the amount of xx.
xxloan modification document is missing from the loan file.
xxper the comment the subject property has been occupied by the owner.
xxper collection comment unable to determine the reason for default. xxlatest BPO is not available .xxservicing comments do not reflect any damage.

xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxJ xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "Original Note is missing from the loan file. Loan modified on xx/x/xxxx but mod agreement is also missing and lost note affidavit is not available."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x is missing from the loan file. And estimated HUD-x/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47857455	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.43	13.500%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	06/21/2021	xx	Not Applicable	4.250%	$461.22	08/01/2021	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with xx, xxrecorded on xx/xx/xxxx.

xxis on other lien position.

xxthere is two xxliens on the subject property, xxone is in the amount of $xxx.xx in favor of xxof xxand xxwhich was recorded on xx/xx/xxxx and second one is in the amount of $x,xxx.xx in favor of xxof xxand xxwhich was recorded on xx/xx/xxxx.

xxthere is xxlien on the subject property, in the amount of $x,xxx.xx in favor of xxof xxand xxwhich was recorded on xx/xx/xxxx.

xxthere is two civil judgments open against the borrower, first one is in the amount of xxin favor of xxand xxwhich was recorded on xx/xx/xxxx and second one is in the amount of xxin favor of xxand xxwhich was recorded on xx/xx/xxxx.

 xxtaxes for year xxxx combined taxes are paid off and xxprior years delinquent taxes have been found pending.

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is not mention in latest payment history.	xx: xxper updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x months and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB is not mention in latest payment history.
xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxevidences have been found in last xx months and xxfile regarding foreclosure proceedings.
xxevidences are available in loan file and in the latest servicing comments regarding xx.

xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x document is missing from the loan file, Also Estimated HUD-x and Itemization documents are missing from the loan file."	* Application Missing (Lvl x) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20080694	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/22/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$255.70	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto updated title report dated (xx), the subject mortgage was originated on xx/xx/xxxx with xx, xx. which was recorded on xx/xx/xxxx. xxchain of assignment has been completed. xx, the mortgage assignment is with xx, LLC. xxis on first lien position. xxare two civil judgments found on the subject borrower in the total amount of $x,xxx.xx these were recorded on xx/xx/xxxx & xx/xx/xxxx. xxare two credit card judgments found on the subject borrower in the total amount of $x,xxx.xx these were recorded on xx/xx/xxxx & xx/xx/xxxx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is unavailable.	xx: xxthe loan is in performing.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is unavailable.
xxper collection comment the subject property is occupied by owner with good condition and well maintained. xxcomment regarding damage and repairs located to the subject property.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "The Final xxxx (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "Compliance Ease Risk Indicator is "Moderate”   “Interest Rate Test: FAIL Loan Data xx.xxx%. Comparison Data xx.xxx%, Variance +x.xxx%" and “Origination Fee First Lien Test: FAIL Loan Data $xxx.xx. Comparison Data $xxx.xx, Variance +$xxx.xx" and “Origination Fee & Broker Fee Test: FAIL Loan Data $xxx.xx. Comparison Data $xxx.xx, Variance +$xxx.xx""
* ComplianceEase State Regulations Test Failed (Lvl x)     "“This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. And this loan failed the first lien origination fee test. (MRS § xxx.xxx. x.) The loan charges more than a x% origination fee (whether from the buyer or the seller). And this loan failed the origination fee and broker fee test. (MRS §xxx.xxx x.) The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than x%.”"
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test.The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl x)     "Appraisal at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32080773	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/29/2025	xx	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.24	11.660%	181	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/09/2021	xx	Not Applicable	3.625%	$809.39	04/01/2021	Financial Hardship	xxper the updated title report as of xx/xx/xxxx, the property ownership is on the name of xxthe subject mortgage was recorded on xx/xx/xxxx with the xx.
xxchain of assignment is complete as the current assignee is xx.

xxis junior mortgage lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of the city of xx, xxa municipal corporation.
xxis civil judgment recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xxmaster of xx.
xxis xxcard lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.
xxis IRS tax lien recorded on xx/xx/xxxx in the amount of xxin the favor of xxof the xx.
xxis IRS tax liens recorded against the borrower. xxrecorded on xx/xx/xxxx in the amount of $xxxx.xx, second recorded on xx/xx/xxxx in the amount of $xxxx.xx, third recorded on xx/xx/xxxx in the amount of xx, fourth recorded on xx/xx/xxxx in the amount of xxall in the favor of xxof the xx.
xxis xxcard lien recorded on xx/xx/xxxx in the amount of $xxxx.xx in the favor of xx.

xxcounty tax for the year xxxx is due in the amount of $xxxx.xx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.

xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxxx.xx. xxP&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxloan was modified on xx/xx/xxxx which is missing from the loan files.
xxper the updated title report pg# xx the foreclosure was initiated in xxxx. xxcomplaint was filed on xx/xx/xxxx with the case# xx xx, the lis pendency has been released on xx/xx/xxxx.
xxforeclosure activity has been found.
xxbankruptcy details have been found.
xxproperty is owner occupied. xxdamage and repairs have been found

xx: xxper the updated title report pg# xx the foreclosure was initiated in xxxx. xxcomplaint was filed on xx/xx/xxxx with the case# xx xx, the lis pendency has been released on xx/xx/xxxx.
xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxand xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Acceptable with Warnings	* Application Missing (Lvl x) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl x)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl x)     "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32299740	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	xx	xx	01/28/2025	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$429.66	8.988%	239	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/24/2021	xx	Not Applicable	4.625%	$214.18	07/01/2021	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.
xxchain of assignment is completed as the subject mortgage is still with the lender “xx”.
xxis an active civil judgments against the borrower in the amount of $x,xxx.xx in the favor of "xx" & recorded on xx/xx/xxxx.
xxcertificate is not attached with updated title report.	xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB is not available in the payment history.	xx: xxof updated payment history as of xx/xx/xxxx, the loan is currently performing. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxcurrent UPB is not available in the payment history.

xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney. xxper latest comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. xxevidences have been found regarding further foreclosure process.
xxinformation has been found regarding the current employment, job type and length of employment. xxvisible damages have been found regarding the subject property.
xx: xxper collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney. xxper latest comment dated xx/xx/xxxx, the foreclosure was put on hold due to loss mitigation. xxfurther information is available.
xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxM xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5839185	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.52	12.400%	360	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	xx	$32,544.71	4.375%	$630.83	08/01/2021	Unavailable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx with the lender xx. for the amount of xxwhich was recorded on xx/xx/xxxx.
xxof assignment has been completed. xxassignment is with the “xx”.
xxis one credit card judgment against the borrower in the favor of xxLLC for the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxare two civil judgment against the borrower in the favor of xx, xx. for the amount of $xxxx.xx which was recorded on xx/xx/xxxx & xx/xx/xxxx.
xxand second installment town taxes for the year of xxxx are delinquent in the amount of $xxxx.xx and they are good through till xx/xx/xxxx.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxP&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.	xx: xxloan present status is performing.
xxto the payment history as of xx/xx/xxxx, the borrower is currently making the regular payments and the next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx. xxP&I is $xxx.xx and the interest rate of x.xxx%. xxnew UPB is reflected in the amount of xx.
xxtape is providing the information regarding the latest modification which was made on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows the loan was modified in xxxx with the new principal balance is xxwhich was due on xx/xx/xxxx with the new maturity date of xx/xx/xxxx. xxdeferred principal balance is xx. xxdeferred principal balance is eligible for forgiveness.
xxper the pro title report dated xx/xx/xxxx, the foreclosure was initiated in xxxx and complaint was filed on xx/xx/xxxx with the case# xx xx, the case has been closed on xx/xx/xxxx. xxwas re-initiated in xxxx and complaint was filed on xx/xx/xxxx with the case# xx xxjudgment was entered on xx/xx/xxxx. xxmore details have been found regarding xxxx foreclosure.
xxbankruptcy details have been found.
xxproperty is owner occupied. xxdamage and repairs have been found

xx: xxper the pro title report dated xx/xx/xxxx, the foreclosure was initiated in xxxx and complaint was filed on xx/xx/xxxx with the case# xx xx, the case has been closed on xx/xx/xxxx. xxwas re-initiated in xxxx and complaint was filed on xx/xx/xxxx with the case# xx xxjudgment was entered on xx/xx/xxxx. xxmore details have been found regarding xxxx foreclosure.
xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxxx.xx with the rate of interest xx.xxx% and a maturity date ofxx/xx/xxxx. xxloan was modified twice since origination. xxmodification agreement located at xx which is shows the same P&I as a xxxx modification. xxP&I as per payment history is the $xxx.xx and rate of interest is x.xxx%, however, there is a reduction in P&I and rate of interest with respect to xxdata which seems that there would be a possible loan modification but such loan modification agreement is missing from the loan file. xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx. xx, the comment dated xx/xx/xxxx shows the loan was modified in xxxx with the new principal balance is xxwhich was due on xx/xx/xxxx with the new maturity date of xx/xx/xxxx. xxdeferred principal balance is xx. xxdeferred principal balance is eligible for forgiveness.

Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (Lvl x) "This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x along with estimated hud-x and Itemization are missing from the loan files."	* Application Missing (Lvl x) "Final application is missing from the loan files."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56457084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.62	7.200%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/26/2021	xx	Not Applicable	2.875%	$853.87	06/01/2021	Financial Hardship	xxto updated title report dated xx/xx/xxxx the subject mortgage was originated on xx/xx/xxxx with lender xx., on xx/xx/xxxx.
xxis xxlien (xx) active against property in the favor of xx which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
xxfor the year of xxxx have been paid on xx/xx/xxxx and xx/xx/xxxx in the amount of $xxxx.xx.
xxto the payment history as of xx/xx/xxxx the last payment date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB is unavailable.	xx: xxloan is in performing. xxreason for default is unavailable.
xxto the payment history as of xx/xx/xxxx the last payment date was xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. xxP&I is in the amount of $xxx.xx and PITI is in the amount of $x,xxx.xx. xxUPB is unavailable.
xxinformation has been found related to bankruptcy and foreclosure.
xxproperty is owner occupied and in good condition. xxinformation has been found related damage or repairs.

xx: xx: xx	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxK xxand xxM xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final Hud-x along with estimated Hud-x and Itemization are missing from the loan file."	* Application Missing (Lvl x) "Application is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
36783865	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/10/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.85	11.500%	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/06/2020	xx	Not Applicable	4.500%	$356.13	06/01/2020	Financial Hardship	xxper updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in favor of xxin the amount of xxand it was recorded on xx/xx/xxxx.
xxchain of mortgage assignment is incomplete. xxis a break in mortgage assignment from xxto xx. xx, the mortgage assignment is with xx.
xxare junior mortgages open as follows:
x) xxis a junior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a junior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a junior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
x) xxis a junior mortgage open against the subject property in favor of xxin the amount of xxwhich was recorded on xx/xx/xxxx.
xxactive judgments or liens have been found.
xxcombined taxes of the year xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.	xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB.	xx: xxis in performing status.
xxpayment history dated as of xx/xx/xxxx reveals that the borrower is current with loan. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent P&I is $xxx.xx and interest rate is x.xx%. xxlatest payment history does not reflect current UPB.
xxforeclosure proceedings have been found.
xxto collection comment, no damages or repairs have been found.
xxper comment dated xx/xx/xxxx, the loan was modified with effective due date xx/xx/xxxx.
xx: xx: xx “xxB. xx, III” had filed bankruptcy under xx-xx with the xx# xx xx/xx/xxxx and the plan was confirmed on xx/xx/xxxx. xxPOC was filled by the “SN xx” on xx/xx/xxxx with the total claim amount of xxand arrears in the amount of xx. xxdebtor’s case was dismissed on xx/xx/xxxx and got terminated on xx/xx/xxxx.	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxB xxA xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxare x steps of modification. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/ settlement statement along with estimated HUD-x / itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final Truth in Lending is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The Required Affiliated Business Discloser is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13711098	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/15/2025	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$355.58	10.960%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of xx.

xxchain of assignment is completed as the subject mortgage is still with the lender, xx active judgments/liens have been found in the updated title report against the borrower/subject property.

xxannual xxtaxes for xxxx are due in the amount of $x,xxx.xx	xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx	xx: xxsubject property is in average condition. xxevidences have been regarding property damages/repairs.

xxforeclosure proceedings were initiated on the loan by referring it to xxin xxxx. xxwas put on hold due to loss mitigation on xx/xx/xxxx. xxforeclosure sale was scheduled. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

xxof updated payment history as of xx/xx/xxxx, the loan is currently in delinquency for +x month and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is in the amount of xx: xxforeclosure proceedings were initiated on the loan by referring it to xxon xx/xx/xxxx. xxmore evidences are available in the latest xx months servicing comments regarding further foreclosure proceedings.

xx: xx	xxis a conventional fixed rate mortgage with P&I of $xxx.xx with the rate of interest xx.xxxxx% and a maturity date of the loan is xx/xx/xxxx. xxP&I as per updated payment history as of the date is $xxx.xx and rate of interest is x.xxx%; however, there is a reduction in P&I and rate of interest with respect to original xxdata which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
xxtape is also providing the information regarding the latest modification which was made on xx/xx/xxxx and the servicing comment dated xx/xx/xxxx is also stating that the loan terms have been changed through xx.	Affiliated Business Disclosure Credit Application Credit Report HUD-x Closing Statement Notice of Servicing Transfer Origination Appraisal	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with preliminary HUD-x, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Missing Appraisal (Lvl x)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl x) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31942714	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/08/2025	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	9.950%	360	xx	xx	Conventional	Fixed	Refinance	100.000%	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	10/14/2021	xx	Not Applicable	3.500%	$510.73	09/01/2021	Financial Hardship	xxof updated title report dated xx/xx/xxxx shows subject mortgage was originated on xx/xx/xxxx in the amount of xxwith MERS as nominee for xx, and it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete. xxassignment was transferred to xx.

xxis a junior mortgage originated on xx/xx/xxxx in the amount of xxwith xx, and it was recorded on xx/xx/xxxx.

xxactive judgments or liens have been found.

xxhalf county taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx xxhalf county taxes of xxxx have been paid off in the amount of $xxx.xx on xx/xx/xxxx.

xxany prior year taxes are delinquent as per updated title report.
xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.	xx: xxreview of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/xxxx. xxdebtor "xxB. xx, xx." had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was not filed. xxdebtor was discharged on xx/xx/xxxx and the case has been terminated on xx/xx/xxxx.

xxreview of updated payment history as of xx/xx/xxxx, the subject loan is currently delinquent for x month and the next due date of payment is xx/xx/xxxx. xxlast payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. xxcurrent P&I is $xxx.xx with an interest rate of x.xxx%. xxUPB as of the date is mentioned in the updated payment history is in the amount of xx.

xxservicing comment dated xx/xx/xxxx is showing the loan was modified on xx/xx/xxxx, maturity date xx/xx/xxxx, P&I $xxx.xx and proposed UPB is xx.

xxregarding the damage and repair is not available in the latest servicing comments.

xx: xx: xxto the PACER, the debtor "xxB. xx, xx." had filed for bankruptcy under chapter-xx with the case# xx xx/xx/xxxx. xxdate of last filing bankruptcy is xx/xx/xxxx. xxplan was confirmed on xx/xx/xxxx. xxPOC was not filed. xxdebtor was discharged on xx/xx/xxxx and the case has been terminated on xx/xx/xxxx.	xxloan has been modified since origination. xxborrower has been making the payment as per the modification agreement which was made on xx/xx/xxxx between the borrower "xxB xxand xxW xx" and lender "U.S. xx, N.A.”. xxper the modified terms, the new principal balance is xx. xxborrower has promised to pay the amount of $xxx.xx with the interest rate of x.xxx% beginning on xx/xx/xxxx till maturity date of xx/xx/xxxx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The loan was originated on x/xx/xxxx as fixed rate with the interest rate x.xxx%. However, the originated note has been missed from the loan file."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl x) "Final loan application /xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Missing Required State Disclosures (Lvl x)     "Following State Disclosures are missing from the loan file. x.VA Application Disclosure x.Choice of Settlement Agent Disclosure x.Disclosure of Charges For Appraisal or Valuation x.Copy of Appraisal or Statement of Appraised Value x.Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27238770	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	xx	xx	01/02/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.00	Unavailable	360	xx	xx	Conventional	Fixed	Refinance	100.000%	100.000%	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxof updated title report as of xx/xx/xxxx reveals that subject mortgage was originated on xx/xx/xxxx by “MERS as nominee for xx, xx. A xx” for the amount of xxand it was recorded on xx/xx/xxxx.

xxchain of assignment is incomplete as the subject mortgage is currently assigned to “xx, an undivided xx% interest” instead of “xx, xx, as xxof xxA”.

xxis an active credit card judgment available against the borrower in the amount of $x,xxx.xx in favor of “xx, LLC” and it was recorded on xx/xx/xxxx.

xxcounty taxes of xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
xxpayment history dated xx/xx/xxxx shows that the loan is in performing and next payment due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date on xx/xx/xxxx.xxcurrent UPB is in the amount of xx.	xx: xxloan is currently in performing state and the next due for the regular payment is xx/xx/xxxx. xxlast regular payment (P&I) was received on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of date is in the amount of xx.

xxcomment stating the reason for default of borrower has been found in the last xx months servicing comments. xxsubject property is currently occupied by owner and it is currently in average condition.
xx: xx: xx	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-x Closing Statement
Initial Escrow Acct Disclosure
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The Promissory Note Agreement is missing from the loan file. Also, lost note affidavit is not available in the loan file. Moreover, no evidences of loan modification have been found."	* HUD-x Closing Statement missing or unsigned (Lvl x) "Final HUD-x, Fee Itemization and Estimated HUD-x are missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl x)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl x)     "Appraisal Report is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73577027	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.75	Unavailable	360	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxto the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx in the favor of xx, xx with loan amount xxand which was recorded on xx/xx/xxxx with instrument# xx xxx / xxx.
xxchain of mortgage assignment has been completed. xx, the mortgage assignment is with xx, an individual.
xxis civil judgment against the borrower in the favor of xxin the amount of $xxxx.xx which was recorded on xx/xx/xxxx.
xxcombined taxes for year xxxx have been paid off in the amount of $xx.xx.

xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is not available.
xx: xxpayment history dated as of xx/xx/xxxx reveals that the borrower is making payment regularly. xxpayment next due date is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx in the amount of $xxx.xx and it was applied for the due date of xx/xx/xxxx. xxcurrent unpaid principal balance is not available.

xxwas not filed.

xxinformation has been found regarding the foreclosure.

xxsubject property has been occupied by the owner. xxdamages or repairs have been found.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	xx	x: Unacceptable	* Note is missing or unexecuted (Lvl x) "The promissory note at the time of origination along with lost note affidavit is missing from loan file. The loan was not modified since origination."	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD-x along with Estimated HUD-x, Fee itemization and closing instructions are also missing from the loan file"	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file. That why we consider APR as x.xx%."
* Missing Appraisal (Lvl x)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78673361	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	xx	01/16/2025	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$996.88	$1,336.00	6.875%	360	xx	xx	Conventional	Fixed	Refinance	60.000%	60.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/01/2010	xx	Not Applicable	2.000%	$646.30	12/01/2010	Financial Hardship	xxreview of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx and it was recorded on xx/xx/xxxx in the amount of xxin favor of MERS as nominee for "xx, xx., A xx."

xxchain of assignment is completed as the subject mortgage is still with the lender, "xx," as trustee of the xxxxxxB.

xxjunior or senior judgments/liens/mortgages:

xxis an active junior xxavailable in the updated title report against xxA xx; xxin the amount of $x.xx in favor of "xx" and it was recorded on xx/xx/xxxx.

xxxst installment of combined tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xnd installment of $x,xxx.xx has also been paid off on xx/xx/xxxx.
xxxth installment of combined tax for xxxx has been paid off in the amount of $x,xxx.xx on xx/xx/xxxx and xth installment of $x,xxx.xx has also been paid off on xx/xx/xxxx.

xxof updated payment history as of xx/xx/xxxx, the loan is performing and the next due for regular payment is xx/xx/xxxx. xxlast regular payment (P&I) has been made on xx/xx/xxxx in the amount of $xxx.xx for the due date of xx/xx/xxxx. xxUPB as of the date is unavailable.	xx: xxper the review of the servicing comments the loan is performing and the borrower is delinquent with the loan for +xx months. xxlast payment was received on xx/xx/xxxx which was applied for xx/xx/xxxx and the next due date for the payment is xx/xx/xxxx. xxP&I is the amount of $xxx.xx and PITI is in the amount of $xxx.xx.xxUPB reflected as per the updated payment history is unavailable.

xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.

xxinformation has been found regarding the current employment, job type and length of employment. xxevidences have been found regarding the foreclosure and bankruptcy process. xxvisible damages have been found regarding the subject property.

xx: xx: xx	xxloan was modified on xx/xx/xxxx with the x step amortization with the new principal balance of xx. xxborrower promises to pay the initial step P&I of $xxx.xx with the new initial step interest rate of x.xx% beginning from xx/xx/xxxx and the new maturity date is xx/xx/xxxx.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-x Closing Statement Notice of Servicing Transfer Right of Rescission	xx	x: Curable	* HUD-x Closing Statement missing or unsigned (Lvl x) "The final HUD is available in the loan file with ref. "Collateral File xxxxxxxxxx.pdf_pg# xx The copy of the Final HUD is very poor and not able to read also the fee itemization is missing from the loan file."	* Application Missing (Lvl x) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl x)     "The final TIL is missing from the loan file."
* Missing credit report (Lvl x)     "Credit report is missing in loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl x) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58838539	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	xx	xx	12/31/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,310.57	6.875%	360	xx	xx	Conventional	Fixed	Purchase	95.000%	95.000%	Full Documentation	Yes	UGI	xx	35.000%	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	799	Not Applicable	40.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xxreview of the pro-title dated xx/xx/xxxx reflects that the subject mortgage was originated on xx/xx/xxxx with the lender MERS as nominee for xx, LLC in the amount of xx, which was recorded on xx/xx/xxxx.
xxcurrent assignment is with the lender MERS as nominee for xx, LLC; however, it should be with xx.
xxis a UCC lien against the borrower xxJ. xxwhich was recorded on xx/xx/xxxx; xx, the amount of lien is not available in the supportive document.
xxcounty taxes for the year xxxx have been paid total in the amount of $x,xxx.xx.
xxprior years delinquent taxes have been found.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx. xxUPB reflected in the latest payment history is in the amount of xx.	xx: xxto the review of the servicing comments, the borrower is current with the loan.
xxto a review of the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx.  xxlast payment was received on xx/xx/xxxx total in the amount of PITI $x,xxx.xx which includes P&I $x,xxx.xx with the rate of interest of x.xxx%, which was applied for the due date of xx/xx/xxxx.  xxUPB reflected in the latest payment history is in the amount of xx.
xxmodification, forbearance details are available in recent collections comments.
xxforeclosure activity has been found.
xxdetails pertaining to the bankruptcy have been found.
xxevidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. xxcomment pertaining to the damage on the subject property has been observed.

xx: xx: xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	x: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl x) "The CE failed due to the below tests.
GSE (Fannie Mae public guidelines) Seller Paid Points and Fees Exception Test.
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test."
* GSE Points and Fees Test Violations (Lvl x)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl x)     "The service transfer disclosure is missing in the loan file."
* Property is Manufactured Housing (Lvl x)     "Home has been affixed to the permanent foundation.
According to the appraisal report located at “EWxxxxx_APPRAISAL_”, the type of subject property is a manufactured home with serial# xx
The Alta-x endorsement for manufactured homes does not attach with the title policy. The Deed of Trust does not list the VIN# xx its description.  The manufactured home affidavit attached with the “EWxxxxx_SECURITY_INSTR_RIDERS_RECx_”, shows the subject property has been permanently affixed to a foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl x)     "The affiliated business form is missing in the loan file."
																																																																																								* Settlement date is different from note date (Lvl x) "As per the final hud-x document, the settlement date is x/xx/xxxx which is different from the original note date x/xx/xxxx."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable